UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811‑23325

SIX CIRCLES TRUST
On behalf of the following series:
Six Circles U.S. Unconstrained Equity Fund
Six Circles International Unconstrained Equity Fund
Six Circles Tax Aware Ultra Short Duration Fund
Six Circles Ultra Short Duration Fund
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Six Circles Managed Equity Portfolio International Unconstrained Fund
Six Circles Global Bond Fund
Six Circles Tax Aware Bond Fund
Six Circles Credit Opportunities Fund
Six Circles Multi-Strategy Fund
(Exact name of registrant as specified in charter)

383 Madison Avenue, New York, NY 10179
(Address of principal executive offices) (Zip Code)

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 464‑2070
Date of fiscal year end: December 31
Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1). The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

SIX CIRCLES FUNDS	December 31, 2024

Annual Shareholder Report

Six Circles Ultra Short Duration Fund (CUSDX)

This annual shareholder report contains important information about the Six Circles Ultra Short Duration Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Ultra Short Duration Fund	$21	0.20%

How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 5.96% for the year ended December 31, 2024. Bloomberg 1-3 Month U.S. Treasury Bill Index (the “Index”) returned 5.32% for the year ended December 31, 2024.

-	The Fund’s allocation to Investment Grade Credit and Securitized Bonds, part of the Core Ultra Short allocation, were the leading contributors to the Fund’s absolute performance.

○	The Core Ultra Short allocation seeks to balance income against credit quality, within the context of the broader portfolios.

-	The Fund’s allocation to Non-U.S. Government Bonds, part of the Global Markets allocation, was the leading detractor from the Fund’s absolute performance.

○	The Global Markets allocation seeks to provide total return opportunities within the global fixed income markets.

-	The Fund employed fixed income futures contracts during the reporting period. The use of fixed income futures contracts moderately contributed to the Fund’s performance on an absolute basis.

Annual Shareholder Report	1	Six Circles Ultra Short Duration Fund (CUSDX)

SIX CIRCLES FUNDS	December 31, 2024

Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average annual total returns:

	1 Year	5 Year	Since Inception (July 9, 2018)

Six Circles Ultra Short Duration Fund	5.96%	2.77%	2.69%

Bloomberg U.S. Aggregate Total Return Value Unhedged USD Index	1.25%	-0.33%	1.28%

Bloomberg 1-3 Month U.S. Treasury Bill Index	5.32%	2.49%	2.42%
The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. The Fund’s past performance is not a predictor of the Fund’s future performance. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See www.sixcirclesfunds.com for most recent month-end performance.

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$682,961

Total number of portfolio holdings	564

Total advisory fees paid (in thousands)	$1,588

Net advisory fees paid (in thousands)	$741

Portfolio turnover rate as of the end of the reporting period	77.83%

Annual Shareholder Report	2	Six Circles Ultra Short Duration Fund (CUSDX)

SIX CIRCLES FUNDS	December 31, 2024

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Core Ultra Short (BlackRock)	70%

Investment Grade Corporates
36.9%
Non-Agency ABS
18.6
Govts/Sovereigns
17.4
Private Placements/144AS
10.9
Non-Agency MBS
5.5
Short-Term Investment
4.9
High Yield Corporates
2.8
Agencies/Regionals
2.0
Cash
1.0

Global Markets (PIMCO)	30
Goldman Sachs	0

Top Ten Holdings[2]		Credit Quality[3]

U.S. Treasury Bill, 4.25%, 11/28/2025	4.4%
U.S. Treasury Notes, 2.75%, 06/30/2025	3.5
U.S. Treasury Notes, 3.88%, 04/30/2025	3.1
France Treasury Bill, (France), Series 28W, Reg. S, 2.76%, 05/07/2025	2.0
Japan Treasury Discount Bill, (Japan), Series 1248, 0.03%, 02/10/2025	1.2
Southern California Edison Co., Series E, 3.70%, 08/01/2025	1.2
U.S. Treasury Bill, 4.22%, 10/30/2025	0.9
U.S. Treasury Bill, 4.16%, 12/26/2025	0.9
T-Mobile USA, Inc., 2.25%, 02/15/2026	0.9
GLP Capital LP / GLP Financing II, Inc., 5.38%, 04/15/2026	0.9
Total % of Portfolio	19.0%
1 Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
3 Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.

Material Fund Changes
There were no material fund changes as of December 31, 2024.

Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with Accountants as of December 31, 2024.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com.

Annual Shareholder Report	3	Six Circles Ultra Short Duration Fund (CUSDX)

The Fund commenced operations on July 9, 2018.
The graph illustrates comparative performance for $10,000 invested in the Six Circles Ultra Short Duration Fund, the Bloomberg 1-3 Month U.S. Treasury Bill Index and the Bloomberg U.S. Aggregate Total Return Value Unhedged USD Index from July 9, 2018 to December 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any.
The Bloomberg 1-3 Month U.S. Treasury Bill Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. Investors cannot invest directly in an index.
The Bloomberg U.S. Aggregate Total Return Value Unhedged USD Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency).
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.
The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N‑PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12‑month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.
For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com/literature for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.
©JPMorgan Chase & Co. 2024. All rights reserved. December 31, 2024.

SIX CIRCLES FUNDS	December 31, 2024

Annual Shareholder Report

Six Circles Tax Aware Ultra Short Duration Fund (CUTAX)

This annual shareholder report contains important information about the Six Circles Tax Aware Ultra Short Duration Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Tax Aware Ultra Short Duration Fund	$15	0.15%

How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 3.74% for the year ended December 31, 2024. iMoneyNet Tax‑Free National Institutional Money Market Index (the “Index”) returned 2.14% for the year ended December 31, 2024.

-	The Fund’s allocation to Investment Grade Credit and Securitized Bonds, part of the Core Municipal Ultra Short allocation, were the leading contributors to the Fund’s absolute performance.

○	The Core Municipal Ultra Short allocation seeks to balance income against credit quality, within the context of the broader Portfolio.

-	The Fund’s allocation to Non-U.S. Government Bonds, part of the Global Markets allocation, was the leading detractors from the Fund’s absolute performance.

○	The Global Markets allocation seeks to provide total return opportunities within the global taxable fixed income markets.

-	The Fund employed fixed income futures contracts during the reporting period. The use of fixed income futures contracts moderately contributed to the Fund’s performance on an absolute basis.

Annual Shareholder Report	1	Six Circles Tax Aware Ultra Short Duration Fund (CUTAX)

SIX CIRCLES FUNDS	December 31, 2024

Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average annual total returns:

	1 Year	5 Year	Since Inception (July 9, 2018)

Six Circles Tax Aware Ultra Short Duration Fund	3.74%	1.81%	1.77%

Bloomberg Municipal Bond Index Total Return Index Value Unhedged USD	1.05%	0.99%	2.11%

iMoneyNet Tax-Free National Institutional Money Market Index	2.14%	1.23%	1.24%
The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. The Fund’s past performance is not a predictor of the Fund’s future performance. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See www.sixcirclesfunds.com for most recent month-end performance.

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$795,100

Total number of portfolio holdings	428

Total advisory fees paid (in thousands)	$1,843

Net advisory fees paid (in thousands)	$706

Portfolio turnover rate as of the end of the reporting period	51.20%

Annual Shareholder Report	2	Six Circles Tax Aware Ultra Short Duration Fund (CUTAX)

SIX CIRCLES FUNDS	December 31, 2024

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Core Municipal Ultra Short (Insight)	70%

Municipals
69.8%
Non-Agency ABS
9.7
Investment Grade Corporates
8.5
Private Placements/144AS
5.6
Non-Agency MBS
1.9
Agencies/Regionals
1.8
Short-Term Investment
1.3
Govts/Sovereigns
0.9
Cash
0.5

Global Markets (PIMCO)	30
Goldman Sachs	0

Top Ten Holdings[2]		Credit Quality[3]

New York City Transitional Finance Authority, Rev., 5.00%, 11/01/2027	2.7%
Louisiana State Citizens Property Insurance Corp., Series A, Rev., 5.00%, 06/01/2026	2.0
New York City Municipal Water Finance Authority, Second General Resolution, Rev., VRDO, 3.80%, 01/02/2025	1.9
City of Rochester MN, Series A, Rev., VRDO, 3.60%, 01/07/2025	1.8
Orlando Utilities Commission, Series 1, Rev., VRDO, 3.64%, 01/07/2025	1.8
State of Ohio, Rev., VRDO, 3.45%, 01/07/2025	1.8
County of Los Angeles CA, Rev., TRAN, 5.00%, 06/30/2025	1.8
Metropolitan Water Reclamation District of Greater Chicago, Series C, GO, 5.00%, 12/01/2027	1.7
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 3.50%, 01/07/2025	1.7
Ohio State University (The), Multiyear Debt Issuance, Rev., VRDO, 3.55%, 01/07/2025	1.5
Total % of Portfolio	18.7%
1 Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
3 Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.

Material Fund Changes
There were no material fund changes as of December 31, 2024.

Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with Accountants as of December 31, 2024.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com.

Annual Shareholder Report	3	Six Circles Tax Aware Ultra Short Duration Fund (CUTAX)

The Fund commenced operations on July 9, 2018.
The graph illustrates comparative performance for $10,000 invested in the Six Circles Tax Aware Ultra Short Duration Fund, the iMoneyNet Tax-Free National Institutional Money Market Index and the Bloomberg Municipal Bond Index Total Return Index Value Unhedged USD from July 9, 2018 to December 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any.
The iMoneyNet Tax-Free National Institutional Money Market Index is an average of all tax-free and municipal, U.S.-domiciled institutional and retail money market funds. Investors cannot invest directly in an index.
The Bloomberg Municipal Bond Index Total Return Index Value Unhedged USD covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, prerefunded bonds.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.
The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N‑PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12‑month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.
For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com/literature for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.
©JPMorgan Chase & Co. 2024. All rights reserved. December 31, 2024.

SIX CIRCLES FUNDS	December 31, 2024

Annual Shareholder Report

Six Circles U.S. Unconstrained Equity Fund (CUSUX)

This annual shareholder report contains important information about the Six Circles International Unconstrained Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles U.S. Unconstrained Equity Fund	$6	0.05%

How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 24.87% for the year ended December 31, 2024. The MSCI USA Index (the “Index”) returned 25.08% for the year ended December 31, 2024.

-	The Fund’s allocation to Information Technology and Communication Services were the leading contributors to the Fund’s absolute performance.

○
Select large cap tech and tech-related companies in the sector have performed well recently but still trade at reasonable valuations, and the Adviser currently believes these companies are best-positioned to take advantage of growth in artificial intelligence.

○	Allocation to Communication Services allows the Adviser to gain specific exposures within the mega cap technology sectors.

-	Real Estate and Energy were leading detractors from the Fund’s absolute performance.

○	The Adviser sees recent interest rate hikes as a challenge for real estate equities but remains optimistic about their selective exposure.

○	Energy serves as a cyclical exposure that the Adviser currently believes may do well as rate volatility continues.

-
The Fund employed equity futures in order to maintain market exposures during the reporting period. The use of equity futures contributed to the Fund’s absolute performance during the reporting period.

Annual Shareholder Report	1	Six Circles U.S. Unconstrained Equity Fund (CUSUX)

SIX CIRCLES FUNDS	December 31, 2024

Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average annual total returns:

	1 Year	5 Year	Since Inception (July 9, 2018)

Six Circles U.S. Unconstrained Equity Fund	24.87%	16.40%	14.66%

MSCI USA Index	25.08%	14.56%	14.11%
The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. The Fund’s past performance is not a predictor of the Fund’s future performance. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See www.sixcirclesfunds.com for most recent month-end performance.

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$25,299,332

Total number of portfolio holdings	601

Total advisory fees paid (in thousands)	$61,063

Net advisory fees paid (in thousands)	$9,716

Portfolio turnover rate as of the end of the reporting period	38.08%

Annual Shareholder Report	2	Six Circles U.S. Unconstrained Equity Fund (CUSUX)

SIX CIRCLES FUNDS	December 31, 2024

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

U.S. Custom Equity Sleeve (JPMPI)	28%
USA	22
U.S. Financials	11
U.S. Software	9
U.S. Semiconductor & Semiconductor Equipment	7
U.S. Broadline Retail	5
U.S. Pharmaceuticals	4
U.S. Technology, Hardware & Equipment	4
U.S. Home Building	3
U.S. Interactive Media & Services	3
U.S. Energy	2

Life Sciences Tools & Services	1

U.S. Beverages	1

Top Ten Holdings[2]		Market Cap

Microsoft Corp.	6.9%
Amazon.com, Inc.	5.6
NVIDIA Corp.	5.6
Walmart, Inc.	4.6
Apple, Inc.	4.4
Meta Platforms, Inc., Class A	3.9
UnitedHealth Group, Inc.	2.7
Bank of America Corp.	2.3
Wells Fargo & Co.	2.1
Alphabet, Inc., Class A	2.1
Total % of Portfolio	40.2%
1 Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Changes
There were no material fund changes as of December 31, 2024.

Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with Accountants as of December 31, 2024.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com.

Annual Shareholder Report	3	Six Circles U.S. Unconstrained Equity Fund (CUSUX)

The Fund commenced operations on July 9, 2018.
The graph illustrates comparative performance for $10,000 invested in the Six Circles U.S. Unconstrained Equity Fund and the MSCI USA Index from July 9, 2018 to December 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.
The MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the U.S. market. With 627 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the United States. Investors cannot invest directly in an index.
The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.
The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N‑PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12‑month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.
For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com/literature for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.
©JPMorgan Chase & Co. 2024. All rights reserved. December 31, 2024.

SIX CIRCLES FUNDS	December 31, 2024

Annual Shareholder Report

Six Circles International Unconstrained Equity Fund (CIUEX)

This annual shareholder report contains important information about the Six Circles International Unconstrained Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles International Unconstrained Equity Fund	$8	0.08%

How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 2.28% for the year ended December 31, 2024. The MSCI World ex-USA Index (the “Index”) returned 4.70% for the year ended December 31, 2024.

-	The Fund’s allocation to Financials and Information Technology were the leading contributors to the Fund’s absolute performance.

○
Exposure to Financials enables the team to diversify factor risk at appealing valuations. The Adviser currently anticipates industry players will outperform broader markets as interest rates stabilize and a recession is avoided.

○
Select large cap tech and tech-related companies in the sector have performed well recently but still trade at reasonable valuations, and the Adviser currently believes these companies are best-positioned to take advantage of growth in artificial intelligence.

-	Consumer Staples and Materials were leading detractors from the Fund’s absolute performance.

○	The Advisor views this as a defensive position that is intended to offset the risk of higher-growth and cyclical allocations elsewhere in the portfolio.

○	The Adviser believes that the sector is currently undervalued due to poor operating environments and views this exposure as potential for improved earnings growth.

-
The Fund employed equity futures in order to maintain market exposures during the reporting period. The use of equity futures contributed modestly to the Fund’s absolute performance during the reporting period.

Annual Shareholder Report	1	Six Circles International Unconstrained Equity Fund (CIUEX)

SIX CIRCLES FUNDS	December 31, 2024

Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average annual total returns:

	1 Year	5 Year	Since Inception (July 9, 2018)

Six Circles International Unconstrained Equity Fund	2.28%	4.94%	3.62%

MSCI World ex-USA Index	4.70%	5.10%	4.98%
The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. The Fund’s past performance is not a predictor of the Fund’s future performance. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See www.sixcirclesfunds.com for most recent month-end performance.

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$14,952,566

Total number of portfolio holdings	730

Total advisory fees paid (in thousands)	$37,466

Net advisory fees paid (in thousands)	$7,487

Portfolio turnover rate as of the end of the reporting period	38.63%

Annual Shareholder Report	2	Six Circles International Unconstrained Equity Fund (CIUEX)

SIX CIRCLES FUNDS	December 31, 2024

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Europe Financials	17%
Europe ex-UK	14
Europe Industrials	13
Broad UK	9
Europe Pharmaceuticals	7
German Application Software	5
Japan	5
Switzerland Food Products	5
Netherlands Semiconductors & Semiconductor Equipment Index	4
Europe Integrated Oil & Gas	3
Europe Textile Luxury Goods	3
Canada	2
Denmark Pharmaceuticals Biotechnology & Life Sciences	2
Europe Materials	2
Taiwan Semiconductor & Semiconductor Equipment	2
UK Beverages	2
Europe Autos	1
Europe EX UK Personal Products	1
Europe ex-UK Utilities	1
Europe Insurance	1
Europe Personal Products	1

Top Ten Holdings[2]		Market Cap

SAP SE	5.3%
Nestle SA (Registered)	4.7
Novo Nordisk A/S, Class B	4.2
ASML Holding NV	3.8
HSBC Holdings plc	2.1
Diageo plc	2.0
AstraZeneca plc	1.9
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9
Shell plc	1.7
LVMH Moet Hennessy Louis Vuitton SE	1.6
Total % of Portfolio	29.2%
1 Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Changes
There were no material fund changes as of December 31, 2024.

Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with Accountants as of December 31, 2024.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com.

Annual Shareholder Report	3	Six Circles International Unconstrained Equity Fund (CIUEX)

The Fund commenced operations on July 9, 2018.
The graph illustrates comparative performance for $10,000 invested in the Six Circles International Unconstrained Equity Fund and the MSCI World ex-USA Index from July 9, 2018 to December 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World ex-USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.
The MSCI World ex-USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries—excluding the United States. With 1,016 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index.
The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.
The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N‑PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.
For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com/literature for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.
©JPMorgan Chase & Co. 2024. All rights reserved. December 31, 2024.

SIX CIRCLES FUNDS	December 31, 2024

Annual Shareholder Report

Six Circles Global Bond Fund (CGLBX)

This annual shareholder report contains important information about the Six Circles Global Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Global Bond Fund	$16	0.16%

How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 3.95% for the year ended December 31, 2024. The Bloomberg Global- Aggregate Index – Hedged USD (the “Index”) returned 3.40% for the year ended December 31, 2024.

-	Below Investment Grade Fixed Income was the leading contributor to the Fund’s absolute performance.

○	The Adviser currently believes that higher all-in yields and constructive fundamentals are attractive and are an area of outperformance.

-	The Fund’s allocation to Investment Grade Credit and Government Bonds were the leading detractors from the Fund’s absolute performance.

○	These allocations provide a low tracking error, tactical way to allocate within these sectors.

-	The Fund employed fixed income futures contracts during the reporting period. The use of fixed income futures contracts moderately contributed to the Fund’s performance on an absolute basis.

Annual Shareholder Report	1	Six Circles Global Bond Fund (CGLBX)

SIX CIRCLES FUNDS	December 31, 2024

Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average annual total returns:

	1 Year	Since Inception (May 19, 2020)

Six Circles Global Bond Fund	3.95%	0.92%

Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	-1.69%	-2.34%

Bloomberg Global-Aggregate Index—Hedged USD	3.40%	-0.09%
The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. The Fund’s past performance is not a predictor of the Fund’s future performance. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See www.sixcirclesfunds.com for most recent month-end performance.

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$13,625,208

Total number of portfolio holdings	7,178

Total advisory fees paid (in thousands)	$30,833

Net advisory fees paid (in thousands)	$7,713

Portfolio turnover rate as of the end of the reporting period	189.59%

Annual Shareholder Report	2	Six Circles Global Bond Fund (CGLBX)

SIX CIRCLES FUNDS	December 31, 2024

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Pan-European Government (BlackRock)	25%

Govts/Sovereigns
39.3%
Investment Grade Corporates
17.3
Agencies/Regionals
15.9
Non-Agency MBS
11.2
Private Placements/144AS
9.0
Corporate Bond
2.9
Cash
2.5
Non-Agency ABS
1.4
High Yield Corporates
0.5

Pan-European Credit (BlackRock)	22
China Treasury & Policy Bank (BlackRock)	14
Asia Pacific Government ex-China (BlackRock)	8
Global Credit (PGIM)	6
Global Securitized (PIMCO)	6
U.S. Treasury 7-10 Year (BlackRock)	6
U.S. Securitized (BlackRock)	5
Global Government (PGIM, Inc.)	3
U.K. Gilt 10 Plus Years (BlackRock)	2
U.S. Credit (BlackRock)	1

Pan European Securitized (BlackRock)	1

U.S. Government (BlackRock)	1

Top Ten Holdings[2]		Credit Quality[3]

FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 02/01/2055	1.2%
U.S. Treasury Bill, 4.26%, 02/11/2025	1.1
China Government Bond, (China), 2.40%, 07/15/2028	0.6
U.S. Treasury Notes, 4.38%, 05/15/2034	0.6
U.S. Treasury Notes, 4.00%, 02/15/2034	0.6
U.S. Treasury Notes, 3.88%, 08/15/2033	0.6
U.S. Treasury Notes, 4.50%, 11/15/2033	0.6
U.S. Treasury Notes, 3.88%, 08/15/2034	0.5
China Government Bond, (China), 2.68%, 05/21/2030	0.5
U.S. Treasury Notes, 4.13%, 11/15/2032	0.5
Total % of Portfolio	6.8%
1 Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
3 Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.

Material Fund Changes
There were no material fund changes as of December 31, 2024.

Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with Accountants as of December 31, 2024.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com.

Annual Shareholder Report	3	Six Circles Global Bond Fund (CGLBX)

The Fund commenced operations on May 19, 2020.
The graph illustrates comparative performance for $10,000 invested in the Six Circles Global Bond Fund and the Bloomberg Global- Aggregate Index—Hedged USD from May 19, 2020 to December 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Global- Aggregate Index—Hedged USD does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.
The Bloomberg Global-Aggregate Index—Hedged USD provides a broad-based measure of the global investment grade fixed income markets. Investors cannot invest directly in an index.
The Bloomberg Global-Aggregate Total Return Index Value Unhedged USD is a flagship measures of global investment grade debt from a multitude local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.
The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N‑PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12‑month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.
For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com/literature for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.
©JPMorgan Chase & Co. 2024. All rights reserved. December 31, 2024.

SIX CIRCLES FUNDS	December 31, 2024

Annual Shareholder Report

Six Circles Tax Aware Bond Fund (CBTAX)

This annual shareholder report contains important information about the Six Circles Tax Aware Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Tax Aware Bond Fund	$13	0.13%

How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 2.37% for the year ended December 31, 2024. The Bloomberg 1-15 Year Municipal Bond Index (the “Index”) returned 0.88% for the year ended December 31, 2024.

-
The allocations to Municipal strategies sub-advised by Nuveen and Allspring provide full tracking error, flexible access to a broad range of municipals across different sectors and credit qualities, and contributed positively to the performance of the Fund.

-
The allocation to the 1-17 Year Municipal strategy sub-advised by Capital Group provides a low tracking error, flexible access points to municipal debt within short, intermediate and long maturity ranges, and contributed positively to the performance of the Fund.

Annual Shareholder Report	1	Six Circles Tax Aware Bond Fund (CBTAX)

SIX CIRCLES FUNDS	December 31, 2024

Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average annual total returns:

	1 Year	Since Inception (May 19, 2020)

Six Circles Tax Aware Bond Fund	2.37%	1.50%

Bloomberg Municipal Bond Index Total Return Index Value Unhedged USD	1.05%	1.02%

Bloomberg 1-15 Year Municipal Bond Index	0.88%	1.01%
The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. The Fund’s past performance is not a predictor of the Fund’s future performance. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See www.sixcirclesfunds.com for most recent month-end performance.

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$11,582,272

Total number of portfolio holdings	3,905

Total advisory fees paid (in thousands)	$25,242

Net advisory fees paid (in thousands)	$10,718

Portfolio turnover rate as of the end of the reporting period	12.29%

Annual Shareholder Report	2	Six Circles Tax Aware Bond Fund (CBTAX)

SIX CIRCLES FUNDS	December 31, 2024

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Municipals (Nuveen)	38%
Municipals (Allspring)	37
1-17 Year Municipal (Capital Group)	25

Top Ten Holdings[2]		Credit Quality[3]

Connecticut State Health & Educational Facilities Authority, Yale University, Series A, Rev., VRDO, 3.60%, 01/02/2025	0.3%
Colorado Health Facilities Authority, Rev., 5.00%, 05/15/2054	0.3
California Community Choice Financing Authority, Sustainable Bonds Clean Energy, Rev., 5.00%, 01/01/2056	0.3
City of New York, Series C, GO, 5.25%, 03/01/2053	0.3
Main Street Natural Gas, Inc., Gas Supply, Series C, Rev., 4.00%, 08/01/2052	0.3
County of King, Sewer Revenue, Junior Lien, Rev., VRDO, 3.95%, 01/02/2025	0.3
Tampa Bay Water, Rev., 5.25%, 10/01/2054	0.3
Main Street Natural Gas, Inc., Series D, Rev., 5.00%, 04/01/2054	0.2
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Series A1, Rev., 5.25%, 05/15/2064	0.2
New York State Urban Development Corp., Sustainable Bond State Person, Rev., 5.00%, 03/15/2063	0.2
Total % of Portfolio	2.7%
1 Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
3 Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.

Material Fund Changes
There were no material fund changes as of December 31, 2024.

Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with Accountants as of December 31, 2024.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com.

Annual Shareholder Report	3	Six Circles Tax Aware Bond Fund (CBTAX)

The Fund commenced operations on May 19, 2020.
The graph illustrates comparative performance for $10,000 invested in the Six Circles Tax Aware Bond Fund and the Bloomberg 1-15 Year Municipal Bond Index from May 19, 2020 to December 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any.
The Bloomberg 1-15 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 17 years. Investors cannot invest directly in an index.
The Bloomberg Municipal Bond Index Total Return Index Value Unhedged USD covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, prerefunded bonds.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.
The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.
For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com/literature for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.
©JPMorgan Chase & Co. 2024. All rights reserved. December 31, 2024.

SIX CIRCLES FUNDS	December 31, 2024

Annual Shareholder Report

Six Circles Credit Opportunities Fund (CRDOX)

This annual shareholder report contains important information about the Six Circles Credit Opportunities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Credit Opportunities Fund	$27	0.26%

How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 8.65% for the year ended December 31, 2024. The Bloomberg U.S. Intermediate Corporate Bond Index (the “Index”) returned 4.22% for the year ended December 31, 2024.

-	The Fund’s allocation to Investment Grade Credit and Securitized Bonds were the leading contributors to the Fund’s absolute performance.

○	The Adviser utilizes this allocation to provide higher quality, shorter duration exposure.

-	The Fund employed fixed income futures contracts during the reporting period. The use of fixed income futures contracts was the leading detractor from the Fund’s absolute performance.

Annual Shareholder Report	1	Six Circles Credit Opportunities Fund (CRDOX)

SIX CIRCLES FUNDS	December 31, 2024

Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average annual total returns:

	1 Year	Since Inception (August 19, 2020)

Six Circles Credit Opportunities Fund	8.65%	3.32%

Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	-1.69%	-3.57%

Bloomberg U.S. Intermediate Corporate Bond Index	4.22%	0.46%
The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. The Fund’s past performance is not a predictor of the Fund’s future performance. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See www.sixcirclesfunds.com for most recent month-end performance.

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$8,384,334

Total number of portfolio holdings	3,011

Total advisory fees paid (in thousands)	$60,502

Net advisory fees paid (in thousands)	$17,595

Portfolio turnover rate as of the end of the reporting period	68.92%

Annual Shareholder Report	2	Six Circles Credit Opportunities Fund (CRDOX)

SIX CIRCLES FUNDS	December 31, 2024

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

U.S. High Yield (BlackRock)	39%

High Yield Corporates
70.5%
Govts/Sovereigns
8.6
Cash
5.2
Leveraged/Bank Loans
4.9
Investment Grade Corporates
3.1
Corporate Bond
3.0
Agencies/Regionals
2.4
Non-Agency ABS
2.3

European High Yield (RBC GAM UK)	23
U.S. High Yield (PGIM, INC.)	19
Emerging Markets Debt (PIMCO)	12
Short Duration (Lord Abbett)	7

Top Ten Holdings[2]		Credit Quality[3]

SPDR Blackstone Senior Loan ETF	0.8%
U.S. Treasury Notes, 4.13%, 10/31/2026	0.5
Venture Global LNG, Inc., (CMT Index 5 Year + 5.44%), 9.00%, 09/30/2029	0.5
HUB International Ltd., 7.38%, 01/31/2032	0.4
AthenaHealth Group, Inc., 6.50%, 02/15/2030	0.4
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027	0.4
Iliad Holding SASU, (France), Reg. S, 6.88%, 04/15/2031	0.3
Nidda Healthcare Holding GmbH, (Germany), Reg. S, 7.50%, 08/21/2026	0.3
HUB International Ltd., 7.25%, 06/15/2030	0.3
Venture Global LNG, Inc., 9.50%, 02/01/2029	0.3
Total % of Portfolio	4.2%
1 Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
3 Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.

Material Fund Changes
There were no material fund changes as of December 31, 2024.

Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with Accountants as of December 31, 2024.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com.

Annual Shareholder Report	3	Six Circles Credit Opportunities Fund (CRDOX)

The Fund commenced operations on August 19, 2020.
The graph illustrates comparative performance for $10,000 invested in the Six Circles Credit Opportunities Fund, the Bloomberg Global-Aggregate Index - Hedged USD and the Bloomberg Global-Aggregate Total Return Index Value Unhedged USD from August 19, 2020 to December 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any.
The Bloomberg U.S. Intermediate Corporate Total Return Bond Index measures the investment grade, fixed-rate, taxable corporate bond market whose maturity ranges between 1 to 9.9999 years. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. Investors cannot invest directly in an index.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.
The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N‑PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12‑month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.
For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com/literature for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.
©JPMorgan Chase & Co. 2024. All rights reserved. December 31, 2024.

SIX CIRCLES FUNDS	December 31, 2024

Annual Shareholder Report

Six Circles Multi-Strategy Fund (CALTX)

This annual shareholder report contains important information about the Six Circles Multi-Strategy Fund (the “Fund”) for the period of September 18, 2024 to December 31, 2024. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment

Six Circles Multi-Strategy Fund	$19	0.69%
* Fund commenced operations on September 18, 2024. Expenses are not annualized. Expenses in future years may be higher.

How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 1.10% for the period September 18, 2024 to December 31, 2024. HFRX Global Hedge Fund Index (the “Index”) returned 0.73% for the period ended December 31, 2024.

-	All allocations to the Sub-Advisers contributed positively to performance. The allocation to the Dynamic Beta – Multi-Strategy was the leading contributor to the Fund’s absolute performance.

○	The Adviser uses Dynamic Beta as a highly liquid, low tracking error allocation relative to the Index.

-	The Fund employed derivatives including futures and foreign currency during the reporting period. The Fund’s use of future and foreign currency had a moderate contribution to performance.

Annual Shareholder Report	1	Six Circles Multi-Strategy Fund (CALTX)

SIX CIRCLES FUNDS	December 31, 2024

Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Cumulative annual total returns:

Since Inception (September 18, 2024)

Six Circles Multi-Strategy Fund	1.10%

HFRX Global Hedge Fund Index	0.73%
The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. The Fund’s past performance is not a predictor of the Fund’s future performance. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See www.sixcirclesfunds.com for most recent month-end performance.

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$808,882

Total number of portfolio holdings	581

Total advisory fees paid (in thousands)	$1,998

Net advisory fees paid (in thousands)	$768

Portfolio turnover rate as of the end of the reporting period	162.07%

Annual Shareholder Report	2	Six Circles Multi-Strategy Fund (CALTX)

SIX CIRCLES FUNDS	December 31, 2024

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Strategy

Multi-Strategy (DBi - Multi-Strategy)	22%
Mortgage Opportunity (PIMCO- Relative Value)	40
Floating Rate Bank Loan (T. Rowe- Relative Value)	23
Managed Futures (AHL – Macro)	15

Top Five Contributor and Diversifier1

XAY Cons Discret 21MAR25 IXYH5	36.94%
HEATING OIL FU Mar25 NVH5(27FEB)	34.13
CHF/USD FUTURE 17MAR25 SFH5	4.57
COPPER FUTURE Mar25 HGH5(27MAR)	4.47
JPN YEN FUT (CME) 17MAR25 JYH5	4.26
NASDAQ 100 E-MINI 21MAR25 NQH5	(8.71)
GOLD 100 OZ FU Feb25 GCG5(26FEB)	(3.25)
S&P MID 400 EMINI 21MAR25 FAH5	(3.20)
S&P500 EMINI FUT 21MAR25 ESH5	(3.19)
E-Mini Russ 2000 21MAR25 RTYH5	(2.46)
1 The top 5 contributions to portfolio risk or VaR and the bottom 5 contributors or diversifier to portfolio risk or VaR. The percentages will not sum to 100%.

Material Fund Changes
There were no material fund changes as of December 31, 2024.

Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with Accountants as of December 31, 2024.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com.

Annual Shareholder Report	3	Six Circles Multi-Strategy Fund (CALTX)

The Fund commenced operations on September 18, 2024.
The graph illustrates comparative performance for $10,000 invested in the Six Circles Multi-Strategy Fund, the Bloomberg HFRX Global Hedge Fund Index from September 18, 2024 to December 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any.
The Bloomberg HFRX Global Hedge Fund Index utilize a rigorous quantitative selection process to represent the larger hedge fund universe.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.
The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N‑PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12‑month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.
For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com/literature for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.
©JPMorgan Chase & Co. 2024. All rights reserved. December 31, 2024

SIX CIRCLES FUNDS	December 31, 2024

Annual Shareholder Report

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (CMEUX)

This annual shareholder report contains important information about the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$7	0.06%

How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 24.94% for the year ended December 31, 2024. The MSCI USA Index (the “Index”) returned 25.08% for the year ended December 31, 2024.

-	The Fund’s allocation to Information Technology and Communication Services were the leading contributors to the Fund’s absolute performance.

○
Select large cap tech and tech-related companies in the sector have performed well recently but still trade at reasonable valuations, and the Adviser currently believes these companies are best-positioned to take advantage of growth in artificial intelligence.

○	Allocation to Communication Services allows the Adviser to gain specific exposures within the mega cap technology sector.

-	Real Estate was the leading detractor from the Fund’s absolute performance.

○	The Adviser sees recent interest rate hikes as a challenge for real estate equities but remains optimistic about their selective exposure.

-	The Fund employed equity futures in order to maintain market exposures during the reporting period. The use of equity futures contributed to the Fund’s absolute performance during the year.

Annual Shareholder Report	1	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (CMEUX)

SIX CIRCLES FUNDS	December 31, 2024

Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average annual total returns:

	1 Year	5 Year	Since Inception (April 10, 2019)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	24.94%	16.03%	16.13%

MSCI USA Index	25.08%	14.56%	15.09%
The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. The Fund’s past performance is not a predictor of the Fund’s future performance. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See www.sixcirclesfunds.com for most recent month-end performance.

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$19,031,638

Total number of portfolio holdings	736

Total advisory fees paid (in thousands)	$37,824

Net advisory fees paid (in thousands)	$6,033

Portfolio turnover rate as of the end of the reporting period	24.36%

Annual Shareholder Report	2	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (CMEUX)

SIX CIRCLES FUNDS	December 31, 2024

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

USA	29%
U.S. Custom Equity Sleeve (JPMPI)	18
U.S. Semiconductor & Semiconductor Equipment	6
U.S. Information Technology	6
U.S. Software	6
U.S. Technology, Hardware & Equipment	5
U.S. Broadline Retail	3
U.S. Communication Services	3
U.S. Consumer Discretionary	3
U.S. Pharmaceuticals	3
US Interactive Media & Services	3
U.S. Energy	2
U.S. Utilities	2
Canada	1
Life Sciences Tools & Services	1
U.S. Automobiles	1
U.S. Beverages	1
U.S. Biotechnology	1
U.S. Diversified Banks	1
U.S. Health Care Equipment	1
U.S. Home Building	1
U.S. Industrials	1
U.S. Managed Health Care	1
U.S. Consumer Staples	1

Top Ten Holdings[2]		Market Cap

Microsoft Corp.	7.5%
Apple, Inc.	7.3
NVIDIA Corp.	7.1
Amazon.com, Inc.	5.7
Meta Platforms, Inc., Class A	3.5
Walmart, Inc.	2.8
Alphabet, Inc., Class A	2.4
Broadcom, Inc.	2.1
Alphabet, Inc., Class C	2.0
Tesla, Inc.	1.9
Total % of Portfolio	42.3%
1 Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Changes
There were no material fund changes as of December 31, 2024.

Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with Accountants as of December 31, 2024.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com.

Annual Shareholder Report	3	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (CMEUX)

The Fund commenced operations on April 10, 2019.
The graph illustrates comparative performance for $10,000 invested in the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and the MSCI USA Index from April 10, 2019 to December 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.
The MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the U.S. market. With 627 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the United States. Investors cannot invest directly in an index.
The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.
The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N‑PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12‑month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.
For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com/literature for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.
©JPMorgan Chase & Co. 2024. All rights reserved. December 31, 2024.

SIX CIRCLES FUNDS	December 31, 2024

Annual Shareholder Report

Six Circles Managed Equity Portfolio International Unconstrained Fund (CMIUX)

This annual shareholder report contains important information about the Six Circles Managed Equity Portfolio International Unconstrained Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Managed Equity Portfolio International Unconstrained Fund	$10	0.10%

How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 2.62% for the year ended December 31, 2024. The MSCI World ex-USA Index (the “Index”) returned 4.70% for the year ended December 31, 2024.

-	The Fund’s allocation to Financials and Information Technology were the leading contributors to the Fund’s absolute performance.

○
Exposure to Financials enables the team to diversify factor risk at appealing valuations. The Adviser currently anticipates industry players will outperform broader markets as interest rates stabilize and a recession is avoided.

○
Select large cap tech and tech-related companies in the sector have performed well recently but still trade at reasonable valuations, and the Adviser currently believes these companies are best-positioned to take advantage of growth in artificial intelligence.

-	Consumer Staples and Materials were leading detractors from the Fund’s absolute performance.

○	The Advisor views this as a defensive position that is intended to offset the risk of higher-growth and cyclical allocations elsewhere in the portfolio.

○	The Adviser believes that the sector is currently undervalued due to poor operating environments and views this exposure as potential for improved earnings growth.

-
The Fund employed equity futures in order to maintain market exposures during the reporting period. The use of equity futures contributed moderately to the Fund’s absolute performance during the reporting period.

Annual Shareholder Report	1	Six Circles Managed Equity Portfolio International Unconstrained Fund (CMIUX)

SIX CIRCLES FUNDS	December 31, 2024

Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average annual total returns:

	1 Year	5 Year	Since Inception (April 10, 2019)

Six Circles Managed Equity Portfolio International Unconstrained Fund	2.62%	7.11%	6.99%

MSCI World ex-USA Index	4.70%	5.10%	5.98%
The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. The Fund’s past performance is not a predictor of the Fund’s future performance. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See www.sixcirclesfunds.com for most recent month-end performance.

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$6,276,567

Total number of portfolio holdings	843

Total advisory fees paid (in thousands)	$14,949

Net advisory fees paid (in thousands)	$2,987

Portfolio turnover rate as of the end of the reporting period	26.38%

Annual Shareholder Report	2	Six Circles Managed Equity Portfolio International Unconstrained Fund (CMIUX)

SIX CIRCLES FUNDS	December 31, 2024

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Europe Financials	20%
Europe Industrials	15
Europe Pharmaceuticals	8
Japan	7
German Application Software	5
Pacific ex Japan	5
Europe Food Products	4
Europe Integrated Oil & Gas	4
Netherlands Semiconductors & Semiconductor Equipment Index	4
Europe ex-UK Utilities	3
Europe Materials	3
Europe Textile Luxury Goods	3
Taiwan Semiconductor & Semiconductor Equipment	3
UK Beverages	3
Denmark Pharmaceuticals Biotech & Life Sciences	2
Europe EX UK Personal Products	2
Europe Personal Products	2
Swiss Food Products	2
Europe Automobiles	1
European Metals & Mining	1
Canada	1
Europe Semiconductors & Semiconductor Equipment	1
Europe	1

Top Ten Holdings[2]		Market Cap

SAP SE	5.3%
Nestle SA (Registered)	4.4
ASML Holding NV	4.0
Novo Nordisk A/S, Class B	3.6
Diageo plc	2.5
L’Oreal SA	2.4
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3
HSBC Holdings plc	1.7
Shell plc	1.6
LVMH Moet Hennessy Louis Vuitton SE	1.4
Total % of Portfolio	29.2%
1 Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Changes
There were no material fund changes as of December 31, 2024.

Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with Accountants as of December 31, 2024.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com.

Annual Shareholder Report	3	Six Circles Managed Equity Portfolio International Unconstrained Fund (CMIUX)

The Fund commenced operations on April 10, 2019.
The graph illustrates comparative performance for $10,000 invested in the Six Circles Managed Equity Portfolio International Unconstrained Fund and the MSCI World ex-USA Index from April 10, 2019 to December 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World ex-USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.
The MSCI World ex-USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries—excluding the United States. With 1,016 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index.
The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.
The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N‑PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.
For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com/literature for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.
©JPMorgan Chase & Co. 2024. All rights reserved. December 31, 2024.

Item 2. Code of Ethics.

As of the period ended December 31, 2024 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Period, there have been no changes to, amendments to or waivers from, any provision of the code of ethics. A copy of this code of ethics can be obtained upon request, free of charge, by calling (212) 464-2070.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Neil Medugno possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Neil Medugno as the Registrant’s audit committee financial expert. Neil Medugno is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The following fees paid to PricewaterhouseCoopers, LLP, the Registrant’s principal accounting firm, are for services rendered for the fiscal years ended December 31, 2024 and December 31, 2023;

(a)	Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $562,253 for 2024 and $459,954 for 2023.

(b)	Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2024 and $0 for 2023.

(c)	Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $117,661 for 2024 and $100,996 for 2023. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)	All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2024 and $0 for 2023.

(e)(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)	No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7) (i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $0 for 2024 and $207,220 for 2023.

(h)

The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Report

SIX CIRCLES® FUNDS

December 31, 2024

Six Circles Ultra Short Duration Fund

Six Circles Tax Aware Ultra Short Duration Fund

Six Circles U.S. Unconstrained Equity Fund

Six Circles International Unconstrained Equity Fund

Six Circles Global Bond Fund

Six Circles Tax Aware Bond Fund

Six Circles Credit Opportunities Fund

Six Circles Multi-Strategy Fund

*	The Schedule of Portfolio Investments, Financial Statements and Financial Highlights have been consolidated for the Six Circles Credit Opportunities Fund and the Six Circles Multi-Strategy Fund.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan representative or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments.

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — 16.9%
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/2027		1,200	1,195
Americredit Automobile Receivables Trust, Series 2023-1, Class A2B, (United States 30 Day Average SOFR + 0.73%), 5.33%, 10/19/2026 (aa)		170	171
Asimi Funding plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.00%), 5.71%, 09/16/2031 (aa)	GBP	232	290
Auto ABS Spanish Loans FT, (Spain), Series 2024-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.85%), 3.71%, 09/28/2038 (aa)	EUR	800	830
AutoFlorence Srl, (Italy),
Series 2, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 3.50%, 12/24/2044 (aa)	EUR	254	263
Series 2, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.75%), 3.55%, 12/24/2044 (aa)	EUR	53	55
Series 3, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.95%), 3.80%, 12/25/2046 (aa)	EUR	802	834
Series 3, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 2.35%), 5.20%, 12/25/2046 (aa)	EUR	80	84
Autonoria Spain 2022 FT, (Spain),
Series 2022-SP, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.84%), 3.69%, 01/25/2040 (aa)	EUR	452	469
Series 2022-SP, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 2.00%), 4.85%, 01/26/2040 (aa)	EUR	56	59
Autonoria Spain 2023 FT, (Spain),
Series 2023-SP, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 3.55%, 09/30/2041 (aa)	EUR	565	586
Series 2023-SP, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.15%), 4.00%, 09/30/2041 (aa)	EUR	81	84
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, 06/20/2030 (e)		1,500	1,521
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00%, 04/15/2028		1,485	1,493
Bank of America Auto Trust,
Series 2023-1A, Class A2, 5.83%, 05/15/2026 (e)		150	150
Series 2023-2A, Class A2, 5.85%, 08/17/2026 (e)		728	730
Battalion CLO 18 Ltd., (Cayman Islands), Series 2020-18A, Class AR, (CME Term SOFR 3 Month + 1.46%), 6.12%, 10/15/2036 (aa) (e)		1,000	1,001

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Bavarian Sky 5 plc, (United Kingdom), Series UK5, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.62%), 5.33%, 04/20/2031 (aa)	GBP	636	796
Bavarian Sky SA—Compartment German Auto Loans 13, (Luxembourg), Series GE13, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.43%), 3.19%, 03/20/2032 (aa)	EUR	500	518
Benefit Street Partners CLO Ltd., (Cayman Islands), Series 2015-6BR, Class A, (CME Term SOFR 3 Month + 1.45%), 6.07%, 07/20/2034 (aa) (e)		1,000	1,001
Benefit Street Partners CLO VIII Ltd., (Cayman Islands), Series 2015-8A, Class A1AR, (CME Term SOFR 3 Month + 1.36%), 5.98%, 01/20/2031 (aa) (e)		440	440
BMW Canada Auto Trust, (Canada), Series 2024-1A, Class A1, 5.03%, 04/20/2026 (e)	CAD	269	189
BMW Vehicle Owner Trust, Series 2023-A, Class A2B, (United States 30 Day Average SOFR + 0.43%), 5.00%, 04/27/2026 (aa)		525	525
Brignole Co., (Italy), Series 2024, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.78%), 3.58%, 02/24/2042 (aa)	EUR	497	515
Bumper DE SA—Compartment 2023-1, (Luxembourg), Series 2023-DE1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.58%), 3.38%, 08/23/2032 (aa)	EUR	366	379
Capital One Multi-Asset Execution Trust,
Series 2022-A1, Class A1, 2.80%, 03/15/2027		1,700	1,694
Series 2022-A2, Class A, 3.49%, 05/15/2027		500	498
Cardiff Auto Receivables Securitisation plc, (United Kingdom), Series 2024-1, Class B, Reg. S, (SONIA Interest Rate Benchmark + 1.40%), 6.11%, 08/20/2031 (aa)	GBP	264	331
CARDS II Trust, (Canada), Series 2023-2A, Class A, (United States SOFR + 0.85%), 5.32%, 07/15/2028 (aa) (e)		1,100	1,101
CarMax Auto Owner Trust,
Series 2023-3, Class A2A, 5.72%, 11/16/2026		321	322
Series 2023-4, Class A2A, 6.08%, 12/15/2026		566	569
Series 2023-4, Class A3, 6.00%, 07/17/2028		500	509
Series 2024-1, Class A2A, 5.30%, 03/15/2027		1,257	1,260
Series 2024-1, Class A3, 4.92%, 10/16/2028		474	477
Series 2024-2, Class A2A, 5.65%, 05/17/2027		777	781
Cars Alliance Auto Leases France, (France),

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	1

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Series 2023-1FRV, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.65%), 3.45%, 10/21/2038 (aa)	EUR	810	840
Series 2023-1FRV, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.30%), 4.10%, 10/21/2038 (aa)	EUR	400	417
Carvana Auto Receivables Trust,
Series 2023-P4, Class A2, 6.23%, 01/11/2027 (e)		134	135
Series 2023-P5, Class A2, 5.77%, 04/12/2027 (e)		417	418
Series 2024-P3, Class A2, 4.61%, 11/10/2027		1,000	1,000
Series 2024-P4, Class A3, 4.64%, 01/10/2030		400	399
Citibank Credit Card Issuance Trust,
Series 2018-A5, Class A5, (CME Term SOFR 1 Month + 0.72%), 5.21%, 08/07/2027 (aa)		900	903
Series 2023-A1, Class A1, 5.23%, 12/08/2027		1,600	1,610
Citizen Irish Auto Receivables Trust 2023 DAC, (Ireland),
Series 2023-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.77%), 3.71%, 12/15/2032 (aa)	EUR	346	359
Series 2023-1, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.40%), 4.34%, 12/15/2032 (aa)	EUR	121	127
Citizens Auto Receivables Trust, Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)		1,900	1,921
CNH Equipment Trust,
Series 2023-B, Class A2, 5.90%, 02/16/2027		241	242
Series 2024-A, Class A3, 4.77%, 06/15/2029		479	480
Compartment BL Consumer Credit 2024, (Luxembourg),
Series 2024-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.63%), 3.48%, 09/25/2041 (aa)	EUR	642	665
Series 2024-1, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.90%), 3.75%, 09/25/2041 (aa)	EUR	292	303
Daimler Trucks Retail Trust, Series 2023-1, Class A2, 6.03%, 09/15/2025		67	68
Dell Equipment Finance Trust,
Series 2023-2, Class A2, 5.84%, 01/22/2029 (e)		89	89
Series 2024-2, Class A2, 4.69%, 08/22/2030 (e)		1,500	1,502
Dryden 49 Senior Loan Fund, (Cayman Islands), Series 2017-49A, Class AR, (CME Term SOFR 3 Month + 1.21%), 5.84%, 07/18/2030 (aa) (e)		1,067	1,068

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

E-Carat DE, (Luxembourg), Series 2024-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.45%), 3.53%, 11/25/2035 (aa)	EUR	800	827
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		598	521
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 01/22/2029 (e)		425	427
FCT Autonoria DE 2023, (France),
Series 2023-DE, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.47%), 3.32%, 01/26/2043 (aa)	EUR	690	714
Series 2023-DE, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.15%), 4.00%, 01/26/2043 (aa)	EUR	172	179
Ford Auto Securitization Trust II, (Canada), Series 2024-BA, Class A2, 3.72%, 11/15/2028 (e)	CAD	2,000	1,396
Ford Credit Auto Lease Trust,
Series 2023-B, Class A2B, (United States 30 Day Average SOFR + 0.59%), 5.19%, 02/15/2026 (aa)		103	103
Series 2024-B, Class A2B, (United States 30 Day Average SOFR + 0.40%), 5.00%, 02/15/2027 (aa)		962	963
Ford Credit Auto Owner Trust,
Series 2022-D, Class A3, 5.27%, 05/17/2027		76	76
Series 2023-A, Class A2B, (United States 30 Day Average SOFR + 0.72%), 5.32%, 03/15/2026 (aa)		57	57
Series 2024-1, Class A, SUB, 4.87%, 08/15/2036 (e)		789	790
Series 2024-B, Class A2A, 5.40%, 04/15/2027		1,500	1,507
Series 2024-C, Class A2A, 4.32%, 08/15/2027		1,500	1,499
Series 2024-C, Class A3, 4.07%, 07/15/2029		829	821
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A2, (United States 30 Day Average SOFR + 1.25%), 5.85%, 05/15/2028 (aa) (e)		1,290	1,304
GAMMA Sociedade de Titularizacao de Creditos, (Portugal), Series 2, Class A, Reg. S, (ICE LIBOR EUR 3 Month + 0.90%), 3.91%, 02/25/2034 (aa)	EUR	400	415
GM Financial Automobile Leasing Trust, Series 2024-3, Class A2A, 4.29%, 01/20/2027		1,900	1,898
GM Financial Consumer Automobile Receivables Trust,
Series 2023-2, Class A2A, 5.10%, 05/18/2026		61	61
Series 2023-2, Class A2B, (United States 30 Day Average SOFR + 0.75%), 5.35%, 05/18/2026 (aa)		68	68

SEE NOTES TO FINANCIAL STATEMENTS.

2	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Series 2023-2, Class A3, 4.47%, 02/16/2028		429	429
Series 2023-3, Class A2B, (United States 30 Day Average SOFR + 0.47%), 5.07%, 09/16/2026 (aa)		743	743
Series 2023-4, Class A2A, 5.89%, 11/16/2026		381	382
Series 2024-1, Class A3, 4.85%, 12/18/2028		940	945
Series 2024-4, Class A2A, 4.53%, 10/18/2027		1,000	1,001
Series 2024-4, Class A3, 4.40%, 08/16/2029		2,554	2,546
GMF Canada Leasing Trust, (Canada), Series 2024-1A, Class A1, 4.98%, 02/20/2026 (e)	CAD	298	208
GMF Floorplan Owner Revolving Trust, Series 2024-4A, Class A1, 4.73%, 11/15/2029 (e)		945	945
Golden Bar Securitisation Srl, (Italy), Series 2023-2, Class B, Reg. S, (ICE LIBOR EUR 3 Month + 2.90%), 5.74%, 09/22/2043 (aa)	EUR	328	348
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 08/15/2028 (e)		1,000	946
Golden Credit Card Trust, (Canada), Series 2022-1A, Class A, 1.97%, 01/15/2029 (e)		1,000	946
Harley-Davidson Motorcycle Trust,
Series 2024-A, Class A2, 5.65%, 02/16/2027		759	762
Series 2024-B, Class A2, 4.62%, 08/16/2027		1,500	1,502
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.49%, 06/25/2027 (e)		1,700	1,711
Hill FL 2024-1BV, (Netherlands), Series 2024-1FL, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.10%), 3.95%, 02/18/2032 (aa)	EUR	200	207
Hill FL 2024-2 BV, (Netherlands), Series 2024-2FL, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.72%), 3.57%, 10/18/2032 (aa)	EUR	600	623
Honda Auto Receivables Owner Trust, Series 2024-1, Class A2, 5.36%, 09/15/2026		1,497	1,501
Hyundai Auto Receivables Trust,
Series 2023-A, Class A3, 4.58%, 04/15/2027		469	469
Series 2023-B, Class A2B, (United States 30 Day Average SOFR + 0.48%), 5.08%, 05/15/2026 (aa)		499	499
Series 2024-A, Class A3, 4.99%, 02/15/2029		3,197	3,221
Series 2024-C, Class A3, 4.41%, 05/15/2029		1,921	1,913

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Koromo Italy Srl, (Italy), Series 1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.80%), 3.65%, 02/26/2035 (aa)	EUR	223	232
Lt Autorahoitus IV DAC, (Ireland), Series 4, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.69%), 3.54%, 07/18/2033 (aa)	EUR	311	323
LT Autorahoitus V DAC, (Ireland), Series 5, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.90%), 3.75%, 05/18/2035 (aa)	EUR	400	411
M&T Equipment Notes, Series 2023-1A, Class A2, 6.09%, 07/15/2030 (e)		241	242
Madison Park Funding XXXIII Ltd., (Cayman Islands), Series 2019-33A, Class AR, (CME Term SOFR 3 Month + 1.29%), 5.95%, 10/15/2032 (aa) (e)		250	250
Master Credit Card Trust II, (Canada), Series 2023-1A, Class A, 4.70%, 06/21/2027 (e)		600	601
MBarc Credit Canada, Inc., (Canada), Series 2024-AA, Class A2, 5.30%, 10/15/2026 (e)	CAD	500	350
Mercedes-Benz Auto Lease Trust, Series 2024-B, Class A2A, 4.57%, 12/15/2026		1,000	1,000
Mercedes-Benz Auto Receivables Trust,
Series 2023-1, Class A3, 4.51%, 11/15/2027		815	815
Series 2023-2, Class A2, 5.92%, 11/16/2026		488	490
Navient Private Education Loan Trust,
Series 2018-BX, Class A2B, Reg. S, (CME Term SOFR 1 Month + 0.83%), 5.23%, 12/15/2059 (aa)		195	195
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 5.41%, 11/15/2068 (aa) (e)		1,121	1,118
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B, (CME Term SOFR 1 Month + 1.16%), 5.56%, 12/15/2059 (aa) (e)		216	216
Series 2019-GA, Class A, 2.40%, 10/15/2068 (e)		100	96
Series 2021-DA, Class A, (Prime Rate -1.99%), 5.76%, 04/15/2060 (aa) (e)		275	275
Navient Student Loan Trust, Series 2019-BA, Class A2B, (CME Term SOFR 1 Month + 1.09%), 5.49%, 12/15/2059 (aa) (e)		140	140
Nelnet Student Loan Trust,
Series 2019-2A, Class A, (United States 30 Day Average SOFR + 1.01%), 5.58%, 06/27/2067 (aa) (e)		491	491
Series 2021-CA, Class AFL, (CME Term SOFR 1 Month + 0.85%), 5.22%, 04/20/2062 (aa) (e)		647	644
NewDay Funding, (United Kingdom), Series 2024-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.18%), 5.89%, 03/15/2032 (aa)	GBP	534	673

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	3

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Nissan Auto Lease Trust, Series 2024-B, Class A3, 4.92%, 11/15/2027		500	503
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A2, (United States 30 Day Average SOFR + 1.60%), 6.20%, 03/14/2029 (aa) (e)		512	515
OneMain Financial Issuance Trust, Series 2023-2A, Class A2, (United States 30 Day Average SOFR + 1.50%), 6.10%, 09/15/2036 (aa) (e)		1,452	1,477
Oscar US Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/2027 (e)		1,000	996
Palmer Square CLO 2013-2 Ltd., (Cayman Islands), Series 2013-2A, Class A1A3, (CME Term SOFR 3 Month + 1.26%), 5.91%, 10/17/2031 (aa) (e)		106	107
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (CME Term SOFR 1 Month + 0.91%), 5.25%, 07/25/2035 (aa)		121	121
Pony SA Compartment German Auto Loans, (Luxembourg),
Series 2024-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.52%), 3.42%, 01/14/2033 (aa)	EUR	800	828
Series 2024-1, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.85%), 3.75%, 01/14/2033 (aa)	EUR	100	104
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/2030 (e)		2,049	2,042
PRET LLC, Series 2021-NPL3, Class A1, SUB, 4.87%, 07/25/2051 (e)		485	484
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 4.99%, 02/25/2061 (e)		162	162
Prodigy Finance DAC, (Ireland), Series 2021-1A, Class A, (CME Term SOFR 1 Month + 1.36%), 5.70%, 07/25/2051 (aa) (e)		42	42
Red & Black Auto Germany UG, (Germany),
Series 8, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.75%), 3.65%, 09/15/2030 (aa)	EUR	73	76
Series 10, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.20%), 4.10%, 09/15/2032 (aa)	EUR	97	100
Red & Black Auto Italy Srl, (Italy),
Series 1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 3.56%, 12/28/2031 (aa)	EUR	283	293
Series 2, Class A1, Reg. S, (ICE LIBOR EUR 1 Month + 1.00%), 3.86%, 07/28/2034 (aa)	EUR	518	539
Series 2, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.80%), 4.66%, 07/28/2034 (aa)	EUR	108	113

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

RevoCar UG, (Germany), Series 2024-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.56%), 3.36%, 02/21/2037 (aa)	EUR	510	528
Rockford Tower CLO 2017-3 Ltd., (Cayman Islands), Series 2017-3A, Class A, (CME Term SOFR 3 Month + 1.45%), 6.07%, 10/20/2030 (aa) (e)		106	106
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18%, 02/16/2027		458	458
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56%, 02/22/2028 (e)		900	900
SC Germany SA Compartment Consumer, (Luxembourg), Series 2020-1, Class C, Reg. S, (ICE LIBOR EUR 1 Month + 1.75%), 4.65%, 11/14/2034 (aa)	EUR	99	103
SMB Private Education Loan Trust,
Series 2016-B, Class A2B, (CME Term SOFR 1 Month + 1.56%), 5.96%, 02/17/2032 (aa) (e)		37	37
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)		21	21
Series 2017-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 5.41%, 09/15/2034 (aa) (e)		247	247
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 0.94%), 5.34%, 09/15/2037 (aa) (e)		354	353
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		274	254
Series 2021-A, Class A2A1, (CME Term SOFR 1 Month + 0.84%), 5.24%, 01/15/2053 (aa) (e)		1,328	1,311
Series 2021-A, Class APL, (CME Term SOFR 1 Month + 0.84%), 5.24%, 01/15/2053 (aa) (e)		157	155
Series 2021-D, Class A1B, (CME Term SOFR 1 Month + 0.71%), 5.11%, 03/17/2053 (aa) (e)		138	136
Series 2022-B, Class A1B, (United States 30 Day Average SOFR + 1.45%), 6.05%, 02/16/2055 (aa) (e)		1,246	1,262
Series 2022-C, Class A1B, (United States 30 Day Average SOFR + 1.85%), 6.45%, 05/16/2050 (aa) (e)		187	190
Series 2022-D, Class A1B, (United States 30 Day Average SOFR + 1.80%), 6.40%, 10/15/2058 (aa) (e)		1,929	1,967
Series 2023-A, Class A1A, 5.38%, 01/15/2053 (e)		141	142
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.54%, 07/15/2029		1,000	1,014
TAGUS—Sociedade de Titularizacao de Creditos SA / Viriato Finance No.1, (Portugal), Series 1, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.95%), 3.80%, 10/28/2040 (aa)	EUR	210	215

SEE NOTES TO FINANCIAL STATEMENTS.

4	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
TCI-Symphony CLO 2016-1 Ltd., (Cayman Islands), Series 2016-1A, Class AR2, (CME Term SOFR 3 Month + 1.28%), 5.94%, 10/13/2032 (aa) (e)	187	187
Tesla Auto Lease Trust,
Series 2023-B, Class A2, 6.02%, 09/22/2025 (e)	83	83
Series 2024-A, Class A2A, 5.37%, 06/22/2026 (e)	927	929
Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, 06/21/2050 (e)	500	499
Towd Point Asset Trust, Series 2021-SL1, Class A2, (CME Term SOFR 1 Month + 0.81%), 5.18%, 11/20/2061 (aa) (e)	92	91
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)	1,500	1,480
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A3, 3.76%, 04/15/2027	566	564
Series 2023-A, Class A3, 4.63%, 09/15/2027	191	191
Series 2023-C, Class A2A, 5.60%, 08/17/2026	162	163
Series 2024-A, Class A3, 4.83%, 10/16/2028	4,109	4,130
Toyota Lease Owner Trust, Series 2023-B, Class A2A, 5.73%, 04/20/2026 (e)	387	388
Trillium Credit Card Trust II, (Canada), Series 2023-3A, Class A, (United States SOFR + 0.85%), 5.23%, 08/26/2028 (aa) (e)	1,700	1,705
Verizon Master Trust,
Series 2024-1, Class A1A, 5.00%, 12/20/2028	1,700	1,708
Series 2024-1, Class A1B, (United States 30 Day Average SOFR + 0.65%), 5.25%, 12/20/2028 (aa)	1,578	1,583
Series 2024-6, Class A1B, (United States 30 Day Average SOFR + 0.67%), 5.27%, 08/20/2030 (aa)	1,000	1,008
Volkswagen Auto Lease Trust, Series 2023-A, Class A2A, 5.87%, 01/20/2026	245	246
Volkswagen Auto Loan Enhanced Trust,
Series 2023-1, Class A2A, 5.50%, 12/21/2026	276	277
Series 2023-2, Class A2A, 5.72%, 03/22/2027	856	861
Series 2023-2, Class A2B, (United States 30 Day Average SOFR + 0.63%), 5.23%, 03/22/2027 (aa)	2,346	2,350
VOYA CLO 2017-2, (Cayman Islands), Series 2017-2A, Class A1R, (CME Term SOFR 3 Month + 1.24%), 5.90%, 06/07/2030 (aa) (e)	53	54
World Omni Auto Receivables Trust,

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 2023-B, Class A2A, 5.25%, 11/16/2026		98	98
Series 2024-B, Class A2A, 5.48%, 09/15/2027		418	419
Youni Italy Srl, (Italy), Series 2024-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.88%), 3.73%, 04/20/2034 (aa)	EUR	468	486

Total Asset-Backed Securities (Cost $116,149)			115,702

Certificates of Deposit — 0.4%
Financial — 0.4%
Banks — 0.4%
Mizuho Bank Ltd., (Japan),
(BBSW ASX Australian 3 Month + 0.54%), 4.96%, 02/21/2025 (aa)	AUD	1,300	805
(BBSW ASX Australian 3 Month + 0.85%), 5.31%, 09/14/2026 (aa)	AUD	500	311
MUFG Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.87%), 5.30%, 02/17/2026 (aa)	AUD	700	435
Sumitomo Mitsui Banking Corp., (Japan), (BBSW ASX Australian 3 Month + 1.10%), 5.52%, 11/07/2025 (aa)	AUD	2,400	1,493

Total Financial			3,044

Total Certificates of Deposit (Cost $3,204)			3,044

Collateralized Mortgage Obligations — 4.9%
Atlas Funding plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.85%), 5.56%, 09/20/2061 (aa)	GBP	550	689
Avon Finance, (United Kingdom), Series 4A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 5.63%, 12/28/2049 (aa) (e)	GBP	621	778
Braccan Mortgage Funding plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.84%), Zero Coupon, 02/15/2067 (aa)	GBP	757	950
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 5.63%, 08/20/2045 (aa)	GBP	294	369
Citadel plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.02%), Zero Coupon, 04/28/2060 (aa)	GBP	1,000	1,253
CSMC Trust, Series 2021-RPL4, Class A1, 4.10%, 12/27/2060 (e) (z)		255	254
Dutch Property Finance BV, (Netherlands), Series 2022-1, Class A, Reg. S, (ICE LIBOR EUR 3 Month + 0.75%), 3.82%, 10/28/2059 (aa)	EUR	647	671

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	5

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Collateralized Mortgage Obligations — continued
Economic Master Issuer plc, (United Kingdom), Series 2023-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.56%), 5.27%, 06/25/2074 (aa)	GBP	232	291
FHLMC REMICS,
Series 5426, Class BF, (United States 30 Day Average SOFR + 0.90%), 5.75%, 04/15/2049 (aa)		439	440
Series 5480, Class FG, (United States 30 Day Average SOFR + 1.15%), 5.72%, 12/25/2054 (aa)		783	785
Series 5493, Class FK, (United States 30 Day Average SOFR + 1.15%), 5.75%, 01/25/2055 (aa) (cc)		700	705
FNMA REMICS,
Series 2016-3, Class FB, (United States 30 Day Average SOFR + 0.46%), 5.03%, 02/25/2046 (aa)		842	833
Series 2018-82, Class W, 6.84%, 11/25/2058 (z)		212	219
Series 2020-29, Class FC, (United States 30 Day Average SOFR + 0.91%), 5.77%, 05/25/2050 (aa)		1,104	1,100
Series 2022-8, Class D, 2.00%, 08/25/2038		1,027	943
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 5.65%, 01/25/2051 (aa)		854	855
Series 2024-95, Class KF, (United States 30 Day Average SOFR + 1.10%), 5.67%, 12/25/2054 (aa)		392	392
Series 2024-100, Class FA, (United States 30 Day Average SOFR + 1.10%), 5.73%, 06/25/2054 (aa) (cc)		800	800
Series 2024-101, Class FB, (United States 30 Day Average SOFR + 1.10%), 5.70%, 01/25/2055 (aa) (cc)		800	804
Series 2024-103, Class FC, (United States 30 Day Average SOFR + 1.15%), 5.75%, 01/25/2055 (aa)		1,000	1,014
Series 2024-104, Class FA, (United States 30 Day Average SOFR + 1.05%), 5.65%, 01/25/2055 (aa) (cc)		1,000	994
Series 2025-01, Class FC, (United States 30 Day Average SOFR + 1.20%), 5.82%, 01/25/2055 (aa) (bb) (cc)		400	400
Series 2025-01, Class FD, (United States 30 Day Average SOFR + 1.20%), 5.82%, 01/25/2055 (aa) (bb) (cc)		400	400
Friary No. 7 plc, (United Kingdom), Series 7, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.67%), 5.46%, 10/21/2070 (aa)	GBP	181	227
GNMA,
Series 2015-H04, Class FA, (CME Term SOFR 1 Month + 0.76%), 5.42%, 12/20/2064 (aa)		760	758

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 2017-121, Class PE, 3.00%, 07/20/2046		97	95
Series 2018-H18, Class FC, (CME Term SOFR 1 Month + 0.46%), 5.12%, 08/20/2065 (aa)		263	262
Series 2019-54, Class KF, (CME Term SOFR 1 Month + 0.53%), 5.09%, 05/20/2044 (aa)		263	256
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 6.10%, 06/20/2071 (aa)		1,360	1,388
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)		796	702
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 4.95%, 01/20/2072 (aa)		683	667
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 5.50%, 01/20/2073 (aa)		492	483
Series 2023-H12, Class FA, (United States 30 Day Average SOFR + 1.00%), 5.60%, 05/20/2073 (aa)		1,653	1,676
Series 2023-H26, Class DF, (United States 30 Day Average SOFR + 0.30%), 4.90%, 09/20/2073 (aa)		990	985
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 5.70%, 11/20/2073 (aa)		494	505
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 5.50%, 01/20/2074 (aa)		993	1,003
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 5.53%, 01/20/2074 (aa)		990	1,002
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		239	221
Holmes Master Issuer plc, (United Kingdom), Series 2023-1X, Class A1, Reg. S, (SONIA Interest Rate Benchmark + 0.58%), 5.39%, 10/15/2072 (aa)	GBP	666	835
Jupiter Mortgage No. 1 plc, (United Kingdom), Series 1X, Class AR, Reg. S, (SONIA Interest Rate Benchmark + 1.00%), 5.79%, 07/20/2055 (aa)	GBP	603	757
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 4.75%, 07/25/2061 (e)		991	990
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		274	245
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		85	82
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		232	216

SEE NOTES TO FINANCIAL STATEMENTS.

6	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Collateralized Mortgage Obligations — continued
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		315	296
Progress Trust, (Australia), Series 2020-1, Class A, (BBSW ASX Australian 1 Month + 1.00%), 5.32%, 01/21/2051 (aa)	AUD	338	210
Resimac Bastille Trust, (Australia), Series 2021-2NCA, Class A1A, (CME Term SOFR 1 Month + 0.76%), 5.30%, 02/03/2053 (aa) (e)		85	85
Silverstone Master Issuer plc, (United Kingdom),
Series 2022-1X, Class 2A, Reg. S, (SONIA Interest Rate Benchmark + 0.29%), 5.08%, 01/21/2070 (aa)	GBP	550	686
Series 2023-1, Class 2A, Reg. S, (SONIA Interest Rate Benchmark + 0.50%), 5.29%, 01/21/2070 (aa)	GBP	635	794
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		124	120
Series 2020-INV1, Class A1, 1.03%, 11/25/2055 (e) (z)		72	68
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		173	160
Towd Point Mortgage Funding 2024—Granite 6 plc, (United Kingdom), Series 2024-GR6A, Class A1, (SONIA Interest Rate Benchmark + 0.93%), 5.72%, 07/20/2053 (aa) (e)	GBP	887	1,114
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 5.45%, 05/25/2058 (aa) (e)		175	179
Triton Bond Trust in respect of Series 1, (Australia), Series 2021-2, Class A1AU, (BBSW ASX Australian 1 Month + 0.70%), 5.02%, 02/09/2053 (aa)	AUD	288	178

Total Collateralized Mortgage Obligations (Cost $33,705)			33,184

Commercial Mortgage-Backed Securities — 3.3%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (CME Term SOFR 1 Month + 1.18%), 5.66%, 09/15/2034 (aa) (e)		500	496
AREIT Trust, (Cayman Islands), Series 2021-CRE5, Class A, (CME Term SOFR 1 Month + 1.19%), 5.58%, 11/17/2038 (aa) (e)		80	80
Ashford Hospitality Trust, Series 2018-KEYS, Class A, (CME Term SOFR 1 Month + 1.30%), 5.70%, 06/15/2035 (aa) (e)		56	56
BBCMS Mortgage Trust, Series 2024-5C31, Class A3, 5.61%, 12/15/2057		500	510
BDS LLC, Series 2022-FL12, Class A, (CME Term SOFR 1 Month + 2.14%), 6.50%, 08/19/2038 (aa) (e)		619	621
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.63%, 12/15/2057 (z)		500	509

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

BMP, Series 2024-MF23, Class A, (CME Term SOFR 1 Month + 1.37%), 5.77%, 06/15/2041 (aa) (e)	690	693
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 5.76%, 09/15/2036 (aa) (e)	500	473
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class A, (CME Term SOFR 1 Month + 2.11%), 6.51%, 06/15/2027 (aa) (e)	800	802
Series 2024-BRBK, Class A, (CME Term SOFR 1 Month + 2.88%), 7.26%, 10/15/2041 (aa) (e)	241	243
Series 2024-MF, Class A, (CME Term SOFR 1 Month + 1.44%), 5.84%, 02/15/2039 (aa) (e)	947	950
Series 2024-XL4, Class A, (CME Term SOFR 1 Month + 1.44%), 5.84%, 02/15/2039 (aa) (e)	890	894
Series 2024-XL5, Class A, (CME Term SOFR 1 Month + 1.39%), 5.79%, 03/15/2041 (aa) (e)	398	400
BX Trust,
Series 2024-CNYN, Class A, (CME Term SOFR 1 Month + 1.44%), 5.84%, 04/15/2041 (aa) (e)	134	134
Series 2024-PAT, Class A, (CME Term SOFR 1 Month + 2.09%), 6.49%, 03/15/2041 (aa) (e)	270	271
Series 2024-VLT4, Class A, (CME Term SOFR 1 Month + 1.49%), 5.89%, 07/15/2029 (aa) (e)	555	557
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, (CME Term SOFR 1 Month + 0.99%), 5.39%, 02/15/2039 (aa) (e)	530	507
CENT Trust, Series 2023-CITY, Class A, (CME Term SOFR 1 Month + 2.62%), 7.02%, 09/15/2038 (aa) (e)	410	412
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058	213	212
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, (CME Term SOFR 1 Month + 1.29%), 5.69%, 10/15/2036 (aa) (e)	900	895
COMM Mortgage Trust, Series 2024-WCL1, Class A, (CME Term SOFR 1 Month + 1.84%), 6.24%, 06/15/2041 (aa) (e)	420	420
CONE Trust, Series 2024-DFW1, Class A, (CME Term SOFR 1 Month + 1.64%), 6.04%, 08/15/2041 (aa) (e)	220	221
CSMC, Series 2021-BHAR, Class A, (CME Term SOFR 1 Month + 1.26%), 5.66%, 11/15/2038 (aa) (e)	699	696
DBGS Mortgage Trust, Series 2018-BIOD, Class A, (CME Term SOFR 1 Month + 1.10%), 5.50%, 05/15/2035 (aa) (e)	584	581

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	7

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Commercial Mortgage-Backed Securities — continued
ELM Trust,
Series 2024-ELM, Class A10, 5.80%, 06/10/2039 (e) (z)		800	808
Series 2024-ELM, Class A15, 5.80%, 06/10/2039 (e) (z)		800	807
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (CME Term SOFR 1 Month + 2.25%), 6.64%, 10/15/2039 (aa) (e)		480	481
INTOWN Mortgage Trust, Series 2022-STAY, Class A, (CME Term SOFR 1 Month + 2.49%), 6.89%, 08/15/2039 (aa) (e)		1,250	1,251
INV Mortgage Trust, Series 2024-IND, Class A, (CME Term SOFR 1 Month + 1.74%), 6.14%, 11/15/2041 (aa) (e)		190	190
LUX, Series 2023-LION, Class A, (CME Term SOFR 1 Month + 2.69%), 7.09%, 08/15/2040 (aa) (e)		185	188
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 5.47%, 12/15/2034 (aa) (e)		1,130	1,123
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (CME Term SOFR 1 Month + 1.11%), 5.51%, 05/15/2036 (aa) (e)		700	472
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (CME Term SOFR 1 Month + 1.40%), 5.80%, 03/15/2039 (aa) (e)		1,100	1,099
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A, (CME Term SOFR 1 Month + 1.82%), 6.22%, 03/15/2035 (aa) (e)		451	451
Sage AR Funding No. 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 5.98%, 11/17/2030 (aa) (e)		GBP800	1,001
SMRT, Series 2022-MINI, Class A, (CME Term SOFR 1 Month + 1.00%), 5.40%, 01/15/2039 (aa) (e)		350	349
SREIT Trust, Series 2021-IND, Class A, (CME Term SOFR 1 Month + 0.81%), 5.21%, 10/15/2038 (aa) (e)		900	896
Thunder Logistics DAC, (Ireland), Series 2024-1X, Class A, Reg. S, (ICE LIBOR EUR 3 Month + 1.50%), Zero Coupon, 11/17/2036 (aa)	EUR	559	573
UK Logistics DAC, (United Kingdom), Series 2024-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.65%), 6.38%, 05/17/2034 (aa)	GBP	202	254
Vita Scientia DAC, (Ireland), Series 2022-1X, Class A, Reg. S, (ICE LIBOR EUR 3 Month + 1.30%), 4.29%, 02/27/2033 (aa)	EUR	1,000	1,031
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2, 3.02%, 07/15/2058		97	97

Total Commercial Mortgage-Backed Securities (Cost $23,074)			22,704

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Corporate Bonds — 50.4%
Basic Materials — 1.3%
Mining — 1.3%
Glencore Funding LLC, 1.63%, 09/01/2025 (e)		4,700	4,599
1.63%, 04/27/2026 (e)		2,900	2,781
3.88%, 10/27/2027 (e)		747	726
6.13%, 10/06/2028 (e)		500	515

Total Basic Materials			8,621

Communications — 5.9%
Internet — 0.0% (g)
Uber Technologies, Inc., 4.50%, 08/15/2029 (e)		400	387

Media — 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 03/15/2028		1,285	1,244
6.15%, 11/10/2026		3,935	4,011
Comcast Corp., 3.15%, 03/01/2026		1,402	1,380

			6,635

Telecommunications — 4.9%
AT&T, Inc., 1.70%, 03/25/2026		1,610	1,552
2.30%, 06/01/2027		1,880	1,774
2.95%, 07/15/2026		1,410	1,374
NTT Finance Corp., (Japan), 1.16%, 04/03/2026 (e)		3,585	3,433
5.10%, 07/02/2027 (e)		1,100	1,109
Ooredoo International Finance Ltd., (Bermuda), 5.00%, 10/19/2025 (e)		900	901
Optus Finance Pty Ltd., (Australia), Reg. S, 1.60%, 07/01/2025	AUD	1,000	609
Rogers Communications, Inc., (Canada), 2.95%, 03/15/2025		4,750	4,724
3.20%, 03/15/2027		2,210	2,134
Sprint LLC, 7.63%, 03/01/2026		4,000	4,088
T-Mobile USA, Inc.,
1.50%, 02/15/2026		540	521
2.25%, 02/15/2026		6,270	6,090
2.63%, 04/15/2026		2,300	2,241
3.50%, 04/15/2025		1,000	996
3.75%, 04/15/2027		1,700	1,661

			33,207

Total Communications			40,229

Consumer Cyclical — 5.2%
Apparel — 0.1%
Burberry Group plc, (United Kingdom), Reg. S, 1.13%, 09/21/2025	GBP	800	971

Auto Manufacturers — 4.4%
American Honda Finance Corp.,
(United States SOFR + 0.55%), 5.05%, 02/12/2025 (aa)		1,700	1,701
(SOFR Compounded Index + 0.78%), 5.37%, 04/23/2025 (aa)		2,724	2,728
BMW US Capital LLC,
(SOFR Compounded Index + 0.84%), 5.23%, 04/01/2025 (aa) (e)		1,100	1,101

SEE NOTES TO FINANCIAL STATEMENTS.

8	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Auto Manufacturers — continued
(SOFR Compounded Index + 0.80%), 5.29%, 08/13/2026 (aa) (e)	1,900	1,907
Daimler Truck Finance North America LLC, 5.20%, 01/17/2025 (e)	2,000	2,000
Ford Motor Credit Co. LLC, 2.30%, 02/10/2025	400	398
2.70%, 08/10/2026	1,150	1,104
3.38%, 11/13/2025	2,245	2,210
4.13%, 08/04/2025	200	199
5.13%, 06/16/2025	200	200
5.80%, 03/05/2027	1,250	1,262
(United States SOFR + 2.95%), 7.39%, 03/06/2026 (aa)	300	306
General Motors Financial Co., Inc., (SOFR Compounded Index + 1.30%), 5.98%, 04/07/2025 (aa)	700	702
Hyundai Capital America,
(United States SOFR + 1.15%), 5.69%, 08/04/2025 (aa) (e)	1,100	1,104
Reg. S, (United States SOFR + 1.50%), 6.18%, 01/08/2027 (aa)	900	911
Mercedes-Benz Finance North America LLC, 4.88%, 07/31/2026 (e)	1,120	1,123
4.90%, 01/09/2026 (e)	2,080	2,084
(United States SOFR + 0.63%), 5.20%, 07/31/2026 (aa) (e)	1,400	1,404
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026 (e)	900	846
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)	600	591
Toyota Motor Credit Corp., 4.80%, 01/05/2026	3,265	3,273
(United States SOFR + 0.65%), 5.07%, 09/11/2025 (aa)	1,000	1,002
Volkswagen Group of America Finance LLC,
(United States SOFR + 0.83%), 5.23%, 03/20/2026 (aa) (e)	500	500
(United States SOFR + 0.93%), 5.35%, 09/12/2025 (aa) (e)	1,000	1,002
(United States SOFR + 1.06%), 5.55%, 08/14/2026 (aa) (e)	480	481
5.80%, 09/12/2025 (e)	221	222

		30,361

Leisure Time — 0.1%
Harley-Davidson Financial Services, Inc., Reg. S, 3.35%, 06/08/2025	500	496

Lodging — 0.6%
Las Vegas Sands Corp., 2.90%, 06/25/2025	3,445	3,408
5.90%, 06/01/2027	650	659

		4,067

Total Consumer Cyclical		35,895

Consumer Non-cyclical — 5.4%
Agriculture — 1.2%
BAT Capital Corp., 3.22%, 09/06/2026	3,525	3,436
4.70%, 04/02/2027	2,750	2,738

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Agriculture — continued
BAT International Finance plc, (United Kingdom), 1.67%, 03/25/2026 €		1,200	1,154
Imperial Brands Finance plc, (United Kingdom), 3.50%, 07/26/2026 (e)		800	783

			8,111

Biotechnology — 0.7%
Amgen, Inc., 2.20%, 02/21/2027		1,640	1,555
5.25%, 03/02/2025		2,935	2,937
Illumina, Inc., 5.80%, 12/12/2025		300	302

			4,794

Commercial Services — 0.3%
Global Payments, Inc., 1.20%, 03/01/2026		2,500	2,396

Cosmetics/Personal Care — 0.2%
Haleon UK Capital plc, (United Kingdom), 3.13%, 03/24/2025		1,000	996

Food — 0.2%
J M Smucker Co. (The), 3.50%, 03/15/2025		1,200	1,197
Woolworths Group Ltd., (Australia), Reg. S, 1.85%, 05/20/2025	AUD	500	306

			1,503

Healthcare — Services — 2.1%
Elevance Health, Inc., 1.50%, 03/15/2026		1,875	1,806
HCA, Inc.,
3.13%, 03/15/2027		3,595	3,459
5.25%, 04/15/2025		1,100	1,101
5.38%, 02/01/2025		900	901
5.38%, 09/01/2026		2,000	2,006
5.88%, 02/15/2026		2,630	2,643
Humana, Inc., 1.35%, 02/03/2027		900	837
Roche Holdings, Inc., 2.63%, 05/15/2026 (e)		1,866	1,821

			14,574

Pharmaceuticals — 0.7%
AbbVie, Inc., 3.60%, 05/14/2025		1,000	996
Bayer US Finance II LLC, 4.25%, 12/15/2025 (e)		2,200	2,185
Pfizer Investment Enterprises Pte Ltd., (Singapore), 4.65%, 05/19/2025		1,600	1,601

			4,782

Total Consumer Non-cyclical			37,156

Energy — 2.2%
Oil & Gas — 0.8%
BP Capital Markets America, Inc., 3.02%, 01/16/2027		955	926
Diamondback Energy, Inc., 5.20%, 04/18/2027		3,410	3,443
Occidental Petroleum Corp., 5.00%, 08/01/2027		830	830

			5,199

Pipelines — 1.4%
Enbridge, Inc., (Canada), 5.25%, 04/05/2027		1,295	1,310

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	9

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Pipelines — continued
ONEOK, Inc.,
2.20%, 09/15/2025		300	295
5.55%, 11/01/2026		2,220	2,247
Sabine Pass Liquefaction LLC,
5.63%, 03/01/2025		726	726
5.88%, 06/30/2026		2,915	2,943
Targa Resources Corp., 5.20%, 07/01/2027		1,990	2,002

			9,523

Total Energy			14,722

Financial — 21.4%
Banks — 18.2%
ABN AMRO Bank NV, (Netherlands), (CMT Index 1 Year + 1.55%), 6.58%, 10/13/2026 (aa) (e)		1,900	1,920
Banco Santander SA, (Spain), (United States SOFR + 1.12%), 5.78%, 07/15/2028 (aa)		1,000	1,002
Bank of America Corp.,
(United States SOFR + 1.75%), 4.83%, 07/22/2026 (aa)		4,000	4,000
(United States SOFR + 1.29%), 5.08%, 01/20/2027 (aa)		3,785	3,796
(CME Term SOFR 3 Month + 1.03%), 5.59%, 02/05/2026 (aa)		900	901
(United States SOFR + 1.34%), 5.93%, 09/15/2027 (aa)		4,360	4,438
Bank of Queensland Ltd., (Australia),
(BBSW ASX Australian 3 Month + 1.10%), 5.49%, 10/29/2025 (aa)	AUD	700	435
Reg. S, (BBSW ASX Australian 3 Month + 1.07%), 5.50%, 05/14/2025 (aa)	AUD	1,300	806
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 1.00%, 02/04/2025		500	498
5.90%, 07/13/2026 (e)		1,300	1,319
Barclays plc, (United Kingdom),
(CMT Index 1 Year + 2.30%), 5.30%, 08/09/2026 (aa)		4,205	4,213
(CMT Index 1 Year + 3.05%), 7.33%, 11/02/2026 (aa)		1,100	1,120
BNP Paribas SA, (France), (United States SOFR + 2.07%), 2.22%, 06/09/2026 (aa) (e)		1,000	987
BPCE SA, (France),
Reg. S, (United States SOFR + 0.57%), 5.21%, 01/14/2025 (aa)		700	700
(United States SOFR + 0.96%), 5.36%, 09/25/2025 (aa) (e)		2,140	2,149
Reg. S, (BBSW ASX Australian 3 Month + 1.35%), 5.77%, 09/29/2025 (aa)	AUD	600	373
Reg. S, (BBSW ASX Australian 3 Month + 1.60%), 6.03%, 06/05/2025 (aa)	AUD	1,100	684
Canadian Imperial Bank of Commerce, (Canada), (United States SOFR + 1.22%), 5.61%, 10/02/2026 (aa)		1,000	1,009
Citibank NA,
4.93%, 08/06/2026		625	628
(SOFR Compounded Index + 1.06%), 5.50%, 12/04/2026 (aa)		800	807

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Citigroup, Inc.,
(United States SOFR + 0.69%), 2.01%, 01/25/2026 (aa)		4,250	4,240
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		1,500	1,493
(United States SOFR + 1.53%), 3.29%, 03/17/2026 (aa)		5,490	5,470
Cooperatieve Rabobank UA, (Netherlands), (CMT Index 1 Year + 0.73%), 1.98%, 12/15/2027 (aa) (e)		2,100	1,989
Credit Agricole SA, (France),
(United States SOFR + 0.87%), 5.29%, 03/11/2027 (aa) (e)		1,400	1,406
Reg. S, (United States SOFR + 0.87%), 5.29%, 03/11/2027 (aa)		500	502
Danske Bank A/S, (Denmark), (CMT Index 1 Year + 2.10%), 6.47%, 01/09/2026 (aa) (e)		1,900	1,900
Deutsche Bank AG, (Germany), (United States SOFR + 1.87%), 2.13%, 11/24/2026 (f) (aa)		500	487
DNB Bank ASA, (Norway), (SOFR Compounded Index + 1.95%), 5.90%, 10/09/2026 (aa) (e)		600	604
Federation des Caisses Desjardins du Quebec, (Canada), 2.05%, 02/10/2025 (e)		500	499
First Abu Dhabi Bank PJSC, (United Arab Emirates), (BBSW ASX Australian 3 Month + 1.10%), 5.53%, 02/18/2025 (aa)	AUD	700	433
Goldman Sachs Bank USA,
(United States SOFR + 0.75%), 5.22%, 05/21/2027 (aa)		2,000	2,005
(United States SOFR + 0.78%), 5.28%, 03/18/2027 (aa)		2,110	2,121
(United States SOFR + 0.75%), 5.41%, 05/21/2027 (aa)		1,030	1,038
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.79%), 1.09%, 12/09/2026 (aa)		2,525	2,438
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		2,325	2,206
(United States SOFR + 1.11%), 2.64%, 02/24/2028 (aa)		985	939
(United States SOFR + 1.85%), 3.62%, 03/15/2028 (aa)		2,040	1,984
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.43%), 3.00%, 03/10/2026 (aa)		200	199
(CME Term SOFR 3 Month + 1.61%), 4.29%, 09/12/2026 (aa)		800	796
(United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)		2,090	2,121
HSBC USA, Inc., 5.63%, 03/17/2025		1,500	1,503
ING Bank Australia Ltd., (Australia),
Reg. S, (BBSW ASX Australian 3 Month + 0.78%), 5.20%, 05/26/2025 (aa)	AUD	500	310

SEE NOTES TO FINANCIAL STATEMENTS.

10	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
(BBSW ASX Australian 3 Month + 0.98%), 5.42%, 12/08/2025 (aa)	AUD	700	435
ING Groep NV, (Netherlands),
(CMT Index 1 Year + 1.10%), 1.40%, 07/01/2026 (aa) (e)		200	197
(SOFR Compounded Index + 1.01%), 5.41%, 04/01/2027 (aa)		500	502
(SOFR Compounded Index + 1.64%), 6.04%, 03/28/2026 (aa)		1,000	1,003
Lloyds Banking Group plc, (United Kingdom),
(CMT Index 1 Year + 1.00%), 2.44%, 02/05/2026 (aa)		400	399
4.45%, 05/08/2025		1,800	1,797
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 1.13%), 3.84%, 04/17/2026 (aa)		400	398
(United States SOFR + 0.94%), 5.42%, 02/20/2026 (aa)		1,000	1,001
Morgan Stanley, (United States SOFR + 1.01%), 5.65%, 04/13/2028 (aa)		2,165	2,202
Morgan Stanley Bank NA,
(United States SOFR + 0.68%), 4.45%, 10/15/2027 (aa)		1,010	1,003
(United States SOFR + 1.08%), 4.95%, 01/14/2028 (aa)		4,825	4,832
(United States SOFR + 0.93%), 4.97%, 07/14/2028 (aa)		1,095	1,098
(United States SOFR + 0.69%), 5.31%, 10/15/2027 (aa)		2,500	2,503
5.88%, 10/30/2026		1,465	1,496
National Australia Bank Ltd., (Australia), 4.75%, 12/10/2025		1,450	1,454
National Bank of Canada, (Canada),
(SOFR Compounded Index + 0.90%), 5.30%, 03/25/2027 (aa)		1,000	1,003
(SOFR Compounded Index + 1.03%), 5.42%, 07/02/2027 (aa)		900	903
NatWest Markets plc, (United Kingdom), 3.48%, 03/22/2025 (e)		1,825	1,819
(United States SOFR + 0.90%), 5.38%, 05/17/2027 (aa) (e)		1,000	1,003
5.42%, 05/17/2027 (e)		700	710
Nordea Bank Abp, (Finland),
(United States SOFR + 0.74%), 5.14%, 03/19/2027 (aa) (e)		1,200	1,206
(United States SOFR + 0.96%), 5.40%, 06/06/2025 (aa) (e)		500	501
PNC Bank NA, (United States SOFR + 0.50%), 4.78%, 01/15/2027 (aa)		2,000	2,001
Royal Bank of Canada, (Canada), (SOFR Compounded Index + 1.08%), 5.69%, 07/20/2026 (aa)		2,000	2,016
Santander Holdings USA, Inc., (United States SOFR + 1.23%), 6.12%, 05/31/2027 (aa)		765	776
Shinhan Bank Co. Ltd., (South Korea), Reg. S, (BBSW ASX Australian 3 Month + 1.95%), 6.38%, 11/16/2025 (aa)	AUD	3,000	1,880

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Skandinaviska Enskilda Banken AB, (Sweden), 1.40%, 11/19/2025 (e)		1,900	1,847
Societe Generale SA, (France),
(United States SOFR + 1.05%), 5.66%, 01/21/2026 (aa) (e)		500	500
Reg. S, (United States SOFR + 1.05%), 5.66%, 01/21/2026 (aa)		1,100	1,101
Standard Chartered plc, (United Kingdom),
Reg. S, (ICE LIBOR USD 3 Month + 1.21%), 2.82%, 01/30/2026 (aa)		1,100	1,098
(United States SOFR + 1.74%), 6.14%, 03/30/2026 (aa) (e)		1,600	1,604
Sumitomo Mitsui Financial Group, Inc., (Japan), (United States SOFR + 1.30%), 5.96%, 07/13/2026 (aa)		400	405
Sumitomo Mitsui Trust Bank Ltd., (Japan),
(United States SOFR + 1.15%), 5.57%, 09/14/2026 (aa) (e)		300	303
Reg. S, (United States SOFR + 1.15%), 5.57%, 09/14/2026 (aa)		1,300	1,314
Svenska Handelsbanken AB, (Sweden), (BBSW ASX Australian 3 Month + 0.45%), 4.87%, 03/04/2026 (aa)	AUD	500	309
Swedbank AB, (Sweden), 6.14%, 09/12/2026 (e)		2,400	2,451
UBS AG, (Switzerland), 3.70%, 02/21/2025		1,500	1,497
Reg. S, (BBSW ASX Australian 3 Month + 0.50%), 4.92%, 02/26/2026 (aa)	AUD	900	556
Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 5.26%, 07/30/2025 (aa)	AUD	2,100	1,303
UBS Group AG, (Switzerland), (CMT Index 1 Year + 1.60%), 6.33%, 12/22/2027 (aa) (e)		1,435	1,473
Wells Fargo & Co.,
(United States SOFR + 1.32%), 3.91%, 04/25/2026 (aa)		2,000	1,994
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)		1,265	1,286
Wells Fargo Bank NA, (United States SOFR + 0.80%), 5.34%, 08/01/2025 (aa)		2,620	2,625

			124,272

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 3.50%, 01/15/2025		1,300	1,299
Aircastle Ltd., (Bermuda), 5.25%, 08/11/2025 (e)		800	800
American Express Co.,
(SOFR Compounded Index + 0.93%), 5.37%, 03/04/2025 (aa)		1,120	1,121
(SOFR Compounded Index + 0.97%), 5.54%, 07/28/2027 (aa)		1,000	1,006
Avolon Holdings Funding Ltd., (Cayman Islands), 2.88%, 02/15/2025 (e)		1,400	1,395
Mitsubishi HC Capital, Inc., (Japan), 3.64%, 04/13/2025 (e)		300	299
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025		1,900	1,869

			7,789

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	11

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — 1.0%
Aon Global Ltd., (United Kingdom), 3.88%, 12/15/2025	1,000	992
MassMutual Global Funding II, 5.10%, 04/09/2027 (e)	835	845
New York Life Global Funding, 5.45%, 09/18/2026 (e)	3,790	3,847
Protective Life Global Funding, 4.34%, 09/13/2027 (e)	1,320	1,308

		6,992

Investment Companies — 0.2%
Ares Strategic, Income Fund, 5.70%, 03/15/2028 (e)	1,110	1,110

REITS — 0.9%
GLP Capital LP / GLP Financing II, Inc., 5.38%, 04/15/2026	6,025	6,025

Total Financial		146,188

Industrial — 3.0%
Aerospace/Defense — 1.6%
BAE Systems plc, (United Kingdom), 5.00%, 03/26/2027 (e)	1,415	1,421
L3Harris Technologies, Inc., 4.40%, 06/15/2028	425	418
5.40%, 01/15/2027	1,995	2,019
Northrop Grumman Corp., 2.93%, 01/15/2025	2,000	1,998
3.25%, 01/15/2028	745	712
RTX Corp.,
2.65%, 11/01/2026	2,000	1,936
3.13%, 05/04/2027	1,055	1,018
5.75%, 11/08/2026	1,580	1,608

		11,130

Electronics — 0.2%
Flex Ltd., (Singapore), 4.75%, 06/15/2025	1,000	998

Engineering & Construction — 0.2%
Sydney Airport Finance Co. Pty Ltd, (Australia), Reg. S, 3.63%, 04/28/2026	1,700	1,671

Machinery—Construction & Mining — 0.3%
Caterpillar Financial Services Corp., (United States SOFR + 0.52%), 4.94%, 06/13/2025 (aa)	2,000	2,003

Miscellaneous Manufacturers — 0.1%
Incitec Pivot Ltd., (Australia), Reg. S, 4.30%, 03/18/2026	AUD 700	428

Packaging & Containers — 0.1%
Berry Global, Inc., 4.88%, 07/15/2026 (e)	838	835

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025	2,000	1,992

Transportation — 0.2%
Norfolk Southern Corp., 2.90%, 06/15/2026	1,255	1,226

Total Industrial		20,283

Technology — 1.9%
Computers — 0.2%
Dell International LLC / EMC Corp., 4.90%, 10/01/2026	1,600	1,605

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Semiconductors — 0.7%
Broadcom, Inc.,
3.15%, 11/15/2025	3,375	3,331
3.46%, 09/15/2026	1,740	1,707

		5,038

Software — 1.0%
Oracle Corp.,
1.65%, 03/25/2026	2,690	2,594
2.80%, 04/01/2027	1,470	1,411
2.95%, 05/15/2025	1,000	993
VMware LLC, 1.40%, 08/15/2026	1,990	1,885

		6,883

Total Technology		13,526

Utilities — 4.1%
Electric — 4.1%
AES Corp. (The), 3.30%, 07/15/2025 (e)	1,000	990
Duke Energy Corp., 0.90%, 09/15/2025	4,475	4,354
2.65%, 09/01/2026	2,489	2,409
Edison International, 4.13%, 03/15/2028	1,280	1,241
4.70%, 08/15/2025	200	200
Enel Finance International NV, (Netherlands), 4.50%, 06/15/2025 (e)	300	299
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (e)	296	298
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	1,545	1,505
5.75%, 09/01/2025	4,980	5,011
Pacific Gas and Electric Co., 3.45%, 07/01/2025	1,400	1,389
Southern California Edison Co., 4.40%, 09/06/2026	1,195	1,190
Series E, 3.70%, 08/01/2025	7,905	7,849
Southern Co. (The), 5.11%, 08/01/2027	1,105	1,114

Total Utilities		27,849

Total Corporate Bonds (Cost $344,193)		344,469

Foreign Government Security — 0.1%
Export-Import Bank of Korea, (South Korea), 4.88%, 01/11/2026
(Cost $500)	500	501

Mortgage-Backed Securities — 0.8%
FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 01/01/2055 (w)	4,400	4,341
FNMA Pool, 2.80%, 06/01/2025	1,319	1,306

Total Mortgage-Backed Securities (Cost $5,677)		5,647

U.S. Government Agency Security — 0.3%
FHLMC, 4.88%, 09/27/2029
(Cost $1,992)	2,000	1,995

U.S. Treasury Obligations — 7.1%
U.S. Treasury Inflation Indexed Note, 2.13%, 04/15/2029	2,551	2,554
U.S. Treasury Notes,
1.38%, 01/31/2025	665	663
2.75%, 06/30/2025	24,000	23,828
3.88%, 04/30/2025	21,285	21,253

Total U.S. Treasury Obligations (Cost $48,146)		48,298

SEE NOTES TO FINANCIAL STATEMENTS.

12	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Short-Term Investments — 15.3%
Certificates of Deposit — 1.5%
Bayerische Landesbank, (Germany), 4.66%, 08/28/2025 (n)		4,000	4,000
Credit Industriel et Commercial, 4.66%, 05/23/2025 (n)		2,000	2,007
Raiffeisen-Boerenleen Bank B.A., (Netherlands), 4.63%, 10/20/2025 (n)		4,500	4,504

Total Certificates of Deposit			10,511

Commercial Papers — 2.9%
Banco Santander SA, 5.60%, 04/07/2025 (e) (n)		2,500	2,470
Barclays Capital, Inc., 5.47%, 02/11/2025 (e) (n)		4,250	4,228
Bofa Securities, Inc., 5.15%, 07/25/2025 (e) (n)		3,000	2,924
5.54%, 06/06/2025 (e) (n)		2,000	1,961
CSV Health Corp., 5.28%, 01/31/2025 (e) (n)		1,000	996
HSBC USA, Inc., 5.48%, 07/25/2025 (e) (n)		2,500	2,435
Macquarie Bank Ltd., 4.73%, 05/27/2025 (e) (n)		3,000	2,946
Westpac Securities NZ Ltd., 5.49%, 05/16/2025 (e) (n)		2,000	1,966

Total Commercial Papers			19,926

Foreign Government Securities — 3.9%
Canadian Treasury Bill, (Canada), Reg. S, 3.22%, 01/03/2025 (n)	CAD	5,600	3,894
France Treasury Bill, (France), Series 28W, Reg. S, 2.76%, 05/07/2025 (n)	EUR	13,530	13,891
Japan Treasury Discount Bill, (Japan), Series 1248, 0.03%, 02/10/2025 (n)	JPY	1,333,350	8,473

Total Foreign Government Securities			26,258

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Time Deposits — 0.5%
Australia & New Zealand Banking Group Ltd., 3.68%, 01/02/2025		1,664	1,664
BNP Paribas SA, 2.98%, 01/02/2025	AUD	135	83
Citibank NA, 1.71%, 01/02/2025	EUR	415	430
3.68%, 01/02/2025		944	944
Royal Bank of Canada, 2.05%, 01/02/2025	CAD	288	200
3.67%, 01/02/2025	GBP	168	210
Sumitomo Mitsui Banking Corp., 0.01%, 01/06/2025	JPY	77	—	(h)

Total Time Deposits			3,531

U.S. Treasury Obligations — 6.5%
U.S. Treasury Bills,
4.16%, 12/26/2025 (n)		6,500	6,243
4.22%, 10/30/2025 (n)		6,500	6,283
4.25%, 11/28/2025 (n)		30,000	28,909
4.48%, 01/30/2025 (n)		61	61
4.74%, 07/10/2025 (n)		2,600	2,544

Total U.S. Treasury Obligations			44,040

Total Short-Term Investments (Cost $104,896)			104,266

Total Investments — 99.5% (Cost—$681,536)			679,810
Other Assets in Excess of Liabilities — 0.5%			3,151

NET ASSETS — 100.0%			$682,961

Percentages indicated are based on net assets.

Futures contracts outstanding as of December 31, 2024:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Australia 3-Year Bond	18	03/2025	AUD	1,183	(—	)(h)
Australia 10-Year Bond	63	03/2025	AUD	4,460	(59)
Long Gilt	30	03/2025	GBP	3,553	(82)
SOFR 3 Month	421	09/2025	USD	101,473	(481)
U.S. Treasury 5 Year Note	225	03/2025	USD	24,013	(94)

					(716)

Short Contracts
Canadian Government 10 Year Bond	(37)	03/2025	CAD	(3,164)	8
U.S. Treasury 2 Year Note	(394)	03/2025	USD	(81,085)	75
U.S. Treasury 5 Year Note	(189)	03/2025	USD	(20,234)	143

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	13

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of December 31, 2024:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
U.S. Treasury 10 Year Note	(88)	03/2025	USD	(9,664)	94
U.S. Treasury Ultra Bond	(39)	03/2025	USD	(4,780)	143
U.S. Ultra Treasury 10 Year Note	(21)	03/2025	USD	(2,364)	26

					489

Total unrealized appreciation (depreciation)					(227)

Forward foreign currency exchange contracts outstanding as of December 31, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	3,953	CAD	5,600	Deutsche Bank AG	01/03/2025	58
USD	814	AUD	1,254	Barclays Bank plc	01/15/2025	38
USD	1,959	AUD	3,050	Barclays Bank plc	01/15/2025	71
USD	290	AUD	457	Barclays Bank plc	01/15/2025	7
USD	56	AUD	87	Barclays Bank plc	01/15/2025	2
USD	306	AUD	490	Barclays Bank plc	01/15/2025	3
USD	46	AUD	74	Barclays Bank plc	01/15/2025	—	(h)
USD	9,524	AUD	14,664	Deutsche Bank AG	01/15/2025	448
USD	39	AUD	62	Deutsche Bank AG	01/15/2025	—	(h)
USD	56	AUD	87	Deutsche Bank AG	01/15/2025	2
USD	2,473	CAD	3,482	Barclays Bank plc	01/15/2025	50
USD	42	CAD	60	Barclays Bank plc	01/15/2025	—	(h)
USD	4,497	GBP	3,572	Barclays Bank plc	01/15/2025	25
USD	115	GBP	91	Barclays Bank plc	01/15/2025	1
USD	66	GBP	52	Barclays Bank plc	01/15/2025	1
USD	103	GBP	81	Deutsche Bank AG	01/15/2025	2
USD	1	JPY	124	BNP Paribas	02/10/2025	—	(h)
USD	9,049	JPY	1,333,226	Citibank, NA	02/10/2025	537
USD	17,884	EUR	16,966	UBS AG LONDON	03/19/2025	252
USD	9,022	GBP	7,136	UBS AG LONDON	03/19/2025	93
USD	14,438	EUR	13,530	Citibank, NA	05/07/2025	338

Total unrealized appreciation						1,928

CAD	293	USD	210	Bank of America, NA	01/15/2025	(5)
GBP	162	USD	206	Barclays Bank plc	01/15/2025	(3)

Total unrealized depreciation						(8)

Net unrealized appreciation (depreciation)						1,920

Centrally Cleared Interest Rate Swap contracts outstanding as of December 31, 2024:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
SONIA Interest Rate Benchmark	4.00% annually	Pay	09/18/2029	GBP	2,200	18	(32)	(14)
United States SOFR	3.86% annually	Receive	02/28/2029	USD	5,200	—	39	39
United States SOFR	3.74% annually	Receive	05/31/2029	USD	10,500	(11)	127	116
United States SOFR	4.06% annually	Receive	05/31/2029	USD	2,000	—	(2)	(2)
United States SOFR	4.06% annually	Receive	05/31/2029	USD	3,300	—	(4)	(4)

Total						7	128	135

(a)	Value of floating rate index as of December 31, 2024 was as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

14	SIX CIRCLES TRUST	DECEMBER 31, 2024

FLOATING RATE INDEX
SONIA Interest Rate Benchmark	4.70%
United States SOFR	4.49%

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (1) as of December 31, 2024:
REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS)($) (4)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
CDX.NA.IG.43	1.00	Quarterly	12/20/2029	0.50	USD	700	17	(1)	16

Total							17	(1)	16

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF DECEMBER 31, 2024
ASX	— Australian Stock Exchange
BBSW	— Bank Bill Swap Rate
CDX	— Credit Default Swap Index
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of December 31, 2024.
TBA	— To Be Announced

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	— Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(n)	— The rate shown is the effective yield as of December 31, 2024.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of December 31, 2024.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2024
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	15

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — 8.1%
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/2027		1,200	1,195
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, 06/20/2030 (e)		2,000	2,027
Bank of America Auto Trust,
Series 2023-1A, Class A2, 5.83%, 05/15/2026 (e)		150	150
Series 2023-2A, Class A2, 5.85%, 08/17/2026 (e)		1,093	1,096
BMW Canada Auto Trust, (Canada), Series 2024-1A, Class A1, 5.03%, 04/20/2026 (e)	CAD	269	189
Capital One Multi-Asset Execution Trust,
Series 2022-A1, Class A1, 2.80%, 03/15/2027		2,400	2,391
Series 2022-A2, Class A, 3.49%, 05/15/2027		500	498
CARDS II Trust, (Canada), Series 2023-2A, Class A, (United States SOFR + 0.85%), 5.32%, 07/15/2028 (aa) (e)		1,500	1,502
Carmax Auto Owner Trust, Series 2023-3, Class A2A, 5.72%, 11/16/2026		321	322
CarMax Auto Owner Trust,
Series 2023-4, Class A2A, 6.08%, 12/15/2026		566	569
Series 2023-4, Class A3, 6.00%, 07/17/2028		500	509
Series 2024-1, Class A2A, 5.30%, 03/15/2027		1,445	1,449
Series 2024-2, Class A2A, 5.65%, 05/17/2027		950	955
Carvana Auto Receivables Trust,
Series 2023-P4, Class A2, 6.23%, 01/11/2027 (e)		134	134
Series 2024-P3, Class A2, 4.61%, 11/10/2027		1,000	1,000
Series 2024-P4, Class A3, 4.64%, 01/10/2030		500	499
Citibank Credit Card Issuance Trust,
Series 2017-A6, Class A6, (CME Term SOFR 1 Month + 0.88%), 5.28%, 05/14/2029 (aa)		2,000	2,023
Series 2018-A5, Class A5, (CME Term SOFR 1 Month + 0.72%), 5.21%, 08/07/2027 (aa)		1,000	1,003
Series 2023-A1, Class A1, 5.23%, 12/08/2027		2,300	2,315
Citizens Auto Receivables Trust, Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)		2,100	2,123
CNH Equipment Trust, Series 2023-B, Class A2, 5.90%, 02/16/2027		281	282
Daimler Trucks Retail Trust, Series 2023-1, Class A2, 6.03%, 09/15/2025		81	81
Dell Equipment Finance Trust,
Series 2023-2, Class A2, 5.84%, 01/22/2029 (e)		89	89

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 2024-2, Class A2, 4.69%, 08/22/2030 (e)		2,000	2,003
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		652	568
Enterprise Fleet Financing LLC, Series 2022-1, Class A2, 3.03%, 01/20/2028 (e)		109	108
Ford Auto Securitization Trust II, (Canada), Series 2024-BA, Class A2, 3.72%, 11/15/2028 (e)	CAD	2,300	1,606
Ford Credit Auto Lease Trust,
Series 2023-B, Class A2B, (United States 30 Day Average SOFR + 0.59%), 5.19%, 02/15/2026 (aa)		124	123
Series 2024-B, Class A2B, (United States 30 Day Average SOFR + 0.40%), 5.00%, 02/15/2027 (aa)		962	963
Ford Credit Auto Owner Trust,
Series 2024-B, Class A2A, 5.40%, 04/15/2027		1,500	1,507
Series 2024-C, Class A2A, 4.32%, 08/15/2027		2,000	1,998
GM Financial Automobile Leasing Trust, Series 2024-3, Class A2A, 4.29%, 01/20/2027		1,700	1,698
GM Financial Consumer Automobile Receivables Trust,
Series 2023-2, Class A2A, 5.10%, 05/18/2026		68	68
Series 2023-2, Class A2B, (United States 30 Day Average SOFR + 0.75%), 5.35%, 05/18/2026 (aa)		68	68
Series 2023-4, Class A2A, 5.89%, 11/16/2026		381	382
Series 2024-4, Class A2A, 4.53%, 10/18/2027		1,000	1,001
GMF Canada Leasing Trust, (Canada), Series 2024-1A, Class A1, 4.98%, 02/20/2026 (e)	CAD	298	208
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 08/15/2028 (e)		1,100	1,041
Golden Credit Card Trust, (Canada), Series 2022-1A, Class A, 1.97%, 01/15/2029 (e)		1,000	946
Harley-Davidson Motorcycle Trust,
Series 2024-A, Class A2, 5.65%, 02/16/2027		759	762
Series 2024-B, Class A2, 4.62%, 08/16/2027		2,000	2,003
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.49%, 06/25/2027 (e)		2,000	2,012
M&T Equipment Notes, Series 2023-1A, Class A2, 6.09%, 07/15/2030 (e)		241	242
Master Credit Card Trust II, (Canada), Series 2023-1A, Class A, 4.70%, 06/21/2027 (e)		600	601
MBarc Credit Canada, Inc., (Canada), Series 2024-AA, Class A2, 5.30%, 10/15/2026 (e)	CAD	800	560
Mercedes-Benz Auto Lease Trust, Series 2024-B, Class A2A, 4.57%, 12/15/2026		1,100	1,100

SEE NOTES TO FINANCIAL STATEMENTS.

16	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3, 4.51%, 11/15/2027	978	978
Navient Private Education Loan Trust,
Series 2018-BX, Class A2B, Reg. S, (CME Term SOFR 1 Month + 0.83%), 5.23%, 12/15/2059 (aa)	326	325
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 5.41%, 11/15/2068 (aa) (e)	674	672
Nelnet Student Loan Trust, Series 2019-2A, Class A, (United States 30 Day Average SOFR + 1.01%), 5.58%, 06/27/2067 (aa) (e)	557	557
Nissan Auto Lease Trust, Series 2024-B, Class A3, 4.92%, 11/15/2027	600	604
Oscar US Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/2027 (e)	1,000	996
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (CME Term SOFR 1 Month + 0.91%), 5.25%, 07/25/2035 (aa)	157	156
PRET LLC, Series 2021-NPL3, Class A1, SUB, 4.87%, 07/25/2051 (e)	546	545
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 4.99%, 02/25/2061 (e)	162	162
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56%, 02/22/2028 (e)	900	900
SMB Private Education Loan Trust,
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)	22	22
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)	313	290
Series 2022-C, Class A1B, (United States 30 Day Average SOFR + 1.85%), 6.45%, 05/16/2050 (aa) (e)	250	254
Series 2023-A, Class A1A, 5.38%, 01/15/2053 (e)	141	142
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.54%, 07/15/2029	1,000	1,014
Tesla Auto Lease Trust,
Series 2023-B, Class A2, 6.02%, 09/22/2025 (e)	99	99
Series 2024-A, Class A2A, 5.37%, 06/22/2026 (e)	1,112	1,115
Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, 06/21/2050 (e)	600	599
Towd Point Asset Trust, Series 2021-SL1, Class A2, (CME Term SOFR 1 Month + 0.81%), 5.18%, 11/20/2061 (aa) (e)	92	91
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)	1,800	1,776
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A3, 3.76%, 04/15/2027	708	705
Series 2023-A, Class A3, 4.63%, 09/15/2027	191	191
Series 2023-C, Class A2A, 5.60%, 08/17/2026	162	163

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Toyota Lease Owner Trust, Series 2023-B, Class A2A, 5.73%, 04/20/2026 (e)		423	424
Trillium Credit Card Trust II, (Canada), Series 2023-3A, Class A, (United States SOFR + 0.85%), 5.23%, 08/26/2028 (aa) (e)		2,000	2,006
Verizon Master Trust,
Series 2024-1, Class A1A, 5.00%, 12/20/2028		2,000	2,010
Series 2024-6, Class A1B, (United States 30 Day Average SOFR + 0.67%), 5.27%, 08/20/2030 (aa)		1,100	1,109
Volkswagen Auto Lease Trust, Series 2023-A, Class A2A, 5.87%, 01/20/2026		276	276
Volkswagen Auto Loan Enhanced Trust,
Series 2023-1, Class A2A, 5.50%, 12/21/2026		276	277
Series 2023-2, Class A2A, 5.72%, 03/22/2027		1,313	1,320
World Omni Auto Receivables Trust,
Series 2023-B, Class A2A, 5.25%, 11/16/2026		98	98
Series 2024-B, Class A2A, 5.48%, 09/15/2027		501	503

Total Asset-Backed Securities (Cost $64,354)			64,348

Certificates of Deposit — 0.4%
Financial — 0.4%
Banks — 0.4%
Mizuho Bank Ltd., (Japan),
(BBSW ASX Australian 3 Month + 0.54%), 4.96%, 02/21/2025 (aa)	AUD	1,500	928
(BBSW ASX Australian 3 Month + 0.85%), 5.31%, 09/14/2026 (aa)	AUD	600	373
MUFG Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.87%), 5.30%, 02/17/2026 (aa)	AUD	700	435
Sumitomo Mitsui Banking Corp., (Japan), (BBSW ASX Australian 3 Month + 1.10%), 5.52%, 11/07/2025 (aa)	AUD	2,400	1,493

Total Financial			3,229

Total Certificates of Deposit (Cost $3,402)			3,229

Collateralized Mortgage Obligations — 3.5%
Avon Finance, (United Kingdom), Series 4A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 5.63%, 12/28/2049 (aa) (e)	GBP	932	1,167
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 5.63%, 08/20/2045 (aa)	GBP	294	369
CSMC Trust, Series 2021-RPL4, Class A1, 4.10%, 12/27/2060 (e) (z)		255	254
FHLMC REMICS,
Series 5426, Class BF, (United States 30 Day Average SOFR + 0.90%), 5.75%, 04/15/2049 (aa)		439	440

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	17

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 5480, Class FG, (United States 30 Day Average SOFR + 1.15%), 5.72%, 12/25/2054 (aa)	881	883
Series 5493, Class FK, (United States 30 Day Average SOFR + 1.15%), 5.75%, 01/25/2055 (aa)	800	806
FNMA REMICS,
Series 2018-82, Class W, 6.84%, 11/25/2058 (z)	212	220
Series 2020-29, Class FC, (United States 30 Day Average SOFR + 0.91%), 5.77%, 05/25/2050 (aa)	1,230	1,225
Series 2022-8, Class D, 2.00%, 08/25/2038	1,084	995
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 5.65%, 01/25/2051 (aa)	854	855
Series 2024-95, Class KF, (United States 30 Day Average SOFR + 1.10%), 5.67%, 12/25/2054 (aa)	491	489
Series 2024-100, Class FA, (United States 30 Day Average SOFR + 1.10%), 5.73%, 06/25/2054 (aa)	900	900
Series 2024-101, Class FB, (United States 30 Day Average SOFR + 1.10%), 5.70%, 01/25/2055 (aa)	900	904
Series 2024-103, Class FC, (United States 30 Day Average SOFR + 1.15%), 5.75%, 01/25/2055 (aa)	1,100	1,115
Series 2024-104, Class FA, (United States 30 Day Average SOFR + 1.05%), 5.65%, 01/25/2055 (aa)	1,100	1,094
Series 2025-01, Class FC, (United States 30 Day Average SOFR + 1.20%), 5.82%, 01/25/2055 (aa) (bb)	500	500
Series 2025-01, Class FD, (United States 30 Day Average SOFR + 1.20%), 5.82%, 01/25/2055 (aa) (bb)	400	400
GNMA,
Series 2015-H04, Class FA, (CME Term SOFR 1 Month + 0.76%), 5.42%, 12/20/2064 (aa)	760	758
Series 2017-121, Class PE, 3.00%, 07/20/2046	115	112
Series 2018-H18, Class FC, (CME Term SOFR 1 Month + 0.46%), 5.12%, 08/20/2065 (aa)	263	262
Series 2019-54, Class KF, (CME Term SOFR 1 Month + 0.53%), 5.09%, 05/20/2044 (aa)	309	301
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 6.10%, 06/20/2071 (aa)	1,445	1,474
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)	796	703

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 4.95%, 01/20/2072 (aa)		780	762
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 5.50%, 01/20/2073 (aa)		393	387
Series 2023-H12, Class FA, (United States 30 Day Average SOFR + 1.00%), 5.60%, 05/20/2073 (aa)		1,945	1,972
Series 2023-H26, Class DF, (United States 30 Day Average SOFR + 0.30%), 4.90%, 09/20/2073 (aa)		1,398	1,390
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 5.70%, 11/20/2073 (aa)		494	505
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 5.50%, 01/20/2074 (aa)		993	1,003
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 5.53%, 01/20/2074 (aa)		1,188	1,203
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		191	177
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 4.75%, 07/25/2061 (e)		1,057	1,056
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		319	286
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		85	82
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		207	194
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		335	314
Progress Trust, (Australia), Series 2020-1, Class A, (BBSW ASX Australian 1 Month + 1.00%), 5.32%, 01/21/2051 (aa)	AUD	423	262
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		149	144
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		194	180
Towd Point Mortgage Funding 2024—Granite 6 plc, (United Kingdom), Series 2024-GR6A, Class A1, (SONIA Interest Rate Benchmark + 0.93%), 5.72%, 07/20/2053 (aa) (e)	GBP	976	1,225
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 5.45%, 05/25/2058 (aa) (e)		175	179
Triton Bond Trust in respect of Series 1, (Australia), Series 2021-2, Class A1AU, (BBSW ASX Australian 1 Month + 0.70%), 5.02%, 02/09/2053 (aa)	AUD	346	213

Total Collateralized Mortgage Obligations (Cost $28,122)			27,760

SEE NOTES TO FINANCIAL STATEMENTS.

18	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Commercial Mortgage-Backed Securities — 0.8%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (CME Term SOFR 1 Month + 1.18%), 5.66%, 09/15/2034 (aa) (e)		500	496
AREIT Trust, (Cayman Islands),
Series 2021-CRE5, Class A, (CME Term SOFR 1 Month + 1.19%), 5.58%, 11/17/2038 (aa) (e)		69	68
Series 2022-CRE6, Class A, (United States 30 Day Average SOFR + 1.25%), 5.85%, 01/20/2037 (aa) (e)		561	561
Ashford Hospitality Trust, Series 2018-KEYS, Class A, (CME Term SOFR 1 Month + 1.30%), 5.70%, 06/15/2035 (aa) (e)		62	62
BDS LLC, Series 2022-FL12, Class A, (CME Term SOFR 1 Month + 2.14%), 6.50%, 08/19/2038 (aa) (e)		796	799
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 5.76%, 09/15/2036 (aa) (e)		500	474
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058		177	176
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, (CME Term SOFR 1 Month + 1.29%), 5.69%, 10/15/2036 (aa) (e)		900	895
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 5.47%, 12/15/2034 (aa) (e)		900	895
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (CME Term SOFR 1 Month + 1.11%), 5.51%, 05/15/2036 (aa) (e)		700	472
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A, (CME Term SOFR 1 Month + 1.82%), 6.22%, 03/15/2035 (aa) (e)		451	451
Sage AR Funding No. 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 5.98%, 11/17/2030 (aa) (e)	GBP	800	1,001
SREIT Trust, Series 2021-IND, Class A, (CME Term SOFR 1 Month + 0.81%), 5.21%, 10/15/2038 (aa) (e)		100	100
VMC Finance LLC, Series 2021-FL4, Class A, (CME Term SOFR 1 Month + 1.21%), 5.59%, 06/16/2036 (aa) (e)		29	29

Total Commercial Mortgage-Backed Securities (Cost $6,792)			6,479

Corporate Bonds — 14.4%
Communications — 0.6%
Internet — 0.1%
Uber Technologies, Inc., 4.50%, 08/15/2029 (e)		500	484

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — 0.5%
Ooredoo International Finance Ltd., (Bermuda), 5.00%, 10/19/2025 (e)		1,100	1,101
Optus Finance Pty Ltd., (Australia), Reg. S, 1.60%, 07/01/2025	AUD	1,000	609
Rogers Communications, Inc., (Canada), 2.95%, 03/15/2025		1,200	1,193
T-Mobile USA, Inc., 3.50%, 04/15/2025		1,000	995

			3,898

Total Communications			4,382

Consumer Cyclical — 2.1%
Apparel — 0.1%
Burberry Group plc, (United Kingdom), Reg. S, 1.13%, 09/21/2025	GBP	900	1,093

Auto Manufacturers — 1.9%
American Honda Finance Corp., (United States SOFR + 0.55%), 5.05%, 02/12/2025 (aa)		2,100	2,100
BMW US Capital LLC, (SOFR Compounded Index + 0.80%), 5.29%, 08/13/2026 (aa) (e)		2,200	2,208
Ford Motor Credit Co. LLC,
2.30%, 02/10/2025		600	598
4.13%, 08/04/2025		300	298
5.80%, 03/05/2027		1,450	1,464
(United States SOFR + 2.95%), 7.39%, 03/06/2026 (aa)		300	306
Hyundai Capital America,
(United States SOFR + 1.15%), 5.69%, 08/04/2025 (aa) (e)		200	201
Reg. S, (United States SOFR + 1.50%), 6.18%, 01/08/2027 (aa)		2,235	2,261
Mercedes-Benz Finance North America LLC, (United States SOFR + 0.63%), 5.20%, 07/31/2026 (aa) (e)		1,800	1,805
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026 (e)		1,000	940
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)		700	690
Volkswagen Group of America Finance LLC,
(United States SOFR + 0.83%), 5.23%, 03/20/2026 (aa) (e)		600	600
(United States SOFR + 0.93%), 5.35%, 09/12/2025 (aa) (e)		1,500	1,503
(United States SOFR + 1.06%), 5.55%, 08/14/2026 (aa) (e)		200	200

			15,174

Leisure Time — 0.1%
Harley-Davidson Financial Services, Inc., Reg. S, 3.35%, 06/08/2025		500	496

Total Consumer Cyclical			16,763

Consumer Non-cyclical — 0.9%
Biotechnology — 0.1%
Illumina, Inc., 5.80%, 12/12/2025		400	403

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	19

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Cosmetics/Personal Care — 0.1%
Haleon UK Capital plc, (United Kingdom), 3.13%, 03/24/2025		1,000	996

Food — 0.1%
J M Smucker Co. (The), 3.50%, 03/15/2025		300	299
Woolworths Group Ltd., (Australia), Reg. S, 1.85%, 05/20/2025	AUD	600	367

			666

Healthcare — Services — 0.3%
HCA, Inc., 5.25%, 04/15/2025		2,711	2,714

Pharmaceuticals — 0.3%
Bayer US Finance II LLC, 4.25%, 12/15/2025 (e)		2,500	2,483

Total Consumer Non-cyclical			7,262

Energy — 0.1%
Pipelines — 0.1%
ONEOK, Inc., 2.20%, 09/15/2025		400	393
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025		356	356

Total Energy			749

Financial — 9.4%
Banks — 8.3%
ABN AMRO Bank NV, (Netherlands), (CMT Index 1 Year + 1.55%), 6.58%, 10/13/2026 (aa) (e)		2,200	2,223
Banco Santander SA, (Spain), (United States SOFR + 1.12%), 5.78%, 07/15/2028 (aa)		400	401
Bank of America Corp., (CME Term SOFR 3 Month + 1.03%), 5.59%, 02/05/2026 (aa)		500	500
Bank of Queensland Ltd., (Australia),
(BBSW ASX Australian 3 Month + 1.10%), 5.49%, 10/29/2025 (aa)	AUD	1,000	621
Reg. S, (BBSW ASX Australian 3 Month + 1.07%), 5.50%, 05/14/2025 (aa)	AUD	1,300	807
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 1.00%, 02/04/2025		600	598
Reg. S, (SOFR Compounded Index + 0.41%), 4.95%, 02/04/2025 (aa)		500	500
5.90%, 07/13/2026 (e)		1,500	1,521
Barclays plc, (United Kingdom), (CMT Index 1 Year + 3.05%), 7.33%, 11/02/2026 (aa)		1,157	1,178
BNP Paribas SA, (France), (United States SOFR + 2.07%), 2.22%, 06/09/2026 (aa) (e)		1,200	1,185
BPCE SA, (France),
(United States SOFR + 1.52%), 1.65%, 10/06/2026 (aa) (e)		300	292
Reg. S, (United States SOFR + 0.57%), 5.21%, 01/14/2025 (aa)		800	800
Reg. S, (BBSW ASX Australian 3 Month + 1.35%), 5.77%, 09/29/2025 (aa)	AUD	700	435
Reg. S, (BBSW ASX Australian 3 Month + 1.60%), 6.03%, 06/05/2025 (aa)	AUD	1,200	746

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Canadian Imperial Bank of Commerce, (Canada), (United States SOFR + 1.22%), 5.61%, 10/02/2026 (aa)		1,200	1,211
Citibank NA, (SOFR Compounded Index + 1.06%), 5.50%, 12/04/2026 (aa)		1,200	1,210
Citigroup, Inc., (United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		1,500	1,493
Cooperatieve Rabobank UA, (Netherlands), (CMT Index 1 Year + 0.73%), 1.98%, 12/15/2027 (aa) (e)		2,400	2,273
Credit Agricole SA, (France),
(United States SOFR + 0.87%), 5.29%, 03/11/2027 (aa) (e)		1,700	1,707
Reg. S, (United States SOFR + 0.87%), 5.29%, 03/11/2027 (aa)		500	502
Danske Bank A/S, (Denmark), (CMT Index 1 Year + 2.10%), 6.47%, 01/09/2026 (aa) (e)		2,200	2,200
Deutsche Bank AG, (Germany), (United States SOFR + 1.87%), 2.13%, 11/24/2026 (f) (aa)		600	585
DNB Bank ASA, (Norway), (SOFR Compounded Index + 1.95%), 5.90%, 10/09/2026 (aa) (e)		700	705
Federation des Caisses Desjardins du Quebec, (Canada), 2.05%, 02/10/2025 (e)		500	499
First Abu Dhabi Bank PJSC, (United Arab Emirates), (BBSW ASX Australian 3 Month + 1.10%), 5.53%, 02/18/2025 (aa)	AUD	700	433
Goldman Sachs Bank USA, (United States SOFR + 0.75%), 5.22%, 05/21/2027 (aa)		702	704
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.79%), 5.22%, 12/09/2026 (aa)		400	401
(CME Term SOFR 3 Month + 1.43%), 5.96%, 05/15/2026 (aa)		1,000	1,004
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.43%), 3.00%, 03/10/2026 (aa)		200	199
(CME Term SOFR 3 Month + 1.61%), 4.29%, 09/12/2026 (aa)		900	896
ING Bank Australia Ltd., (Australia),
Reg. S, (BBSW ASX Australian 3 Month + 0.78%), 5.20%, 05/26/2025 (aa)	AUD	500	310
(BBSW ASX Australian 3 Month + 0.98%), 5.42%, 12/08/2025 (aa)	AUD	900	560
ING Groep NV, (Netherlands),
(CMT Index 1 Year + 1.10%), 1.40%, 07/01/2026 (aa) (e)		300	295
(SOFR Compounded Index + 1.01%), 5.41%, 04/01/2027 (aa)		500	502
(SOFR Compounded Index + 1.64%), 6.04%, 03/28/2026 (aa)		1,300	1,304
Lloyds Banking Group plc, (United Kingdom),
(CMT Index 1 Year + 1.00%), 2.44%, 02/05/2026 (aa)		500	499
4.45%, 05/08/2025		2,100	2,096

SEE NOTES TO FINANCIAL STATEMENTS.

20	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
Mitsubishi UFJ Financial Group, Inc., (Japan),
(United States SOFR + 0.94%), 5.42%, 02/20/2026 (aa)		530	530
(United States SOFR + 1.44%), 6.09%, 04/17/2026 (aa)		500	502
Morgan Stanley Bank NA, (United States SOFR + 0.69%), 5.31%, 10/15/2027 (aa)		2,800	2,803
National Bank of Canada, (Canada),
(SOFR Compounded Index + 0.90%), 5.30%, 03/25/2027 (aa)		1,200	1,203
(SOFR Compounded Index + 1.03%), 5.42%, 07/02/2027 (aa)		1,100	1,104
NatWest Markets plc, (United Kingdom),
3.48%, 03/22/2025 (e)		1,000	997
(United States SOFR + 0.90%), 5.38%, 05/17/2027 (aa) (e)		1,300	1,304
Nordea Bank Abp, (Finland),
(United States SOFR + 0.74%), 5.14%, 03/19/2027 (aa) (e)		1,200	1,206
(United States SOFR + 0.96%), 5.40%, 06/06/2025 (aa) (e)		725	727
PNC Bank NA, (United States SOFR + 0.50%), 4.78%, 01/15/2027 (aa)		2,300	2,301
Santander Holdings USA, Inc., 3.45%, 06/02/2025		1,500	1,491
Shinhan Bank Co. Ltd., (South Korea), Reg. S, (BBSW ASX Australian 3 Month + 1.95%), 6.38%, 11/16/2025 (aa)	AUD	3,500	2,193
Skandinaviska Enskilda Banken AB, (Sweden), 1.40%, 11/19/2025 (e)		2,100	2,042
Societe Generale SA, (France),
(United States SOFR + 1.05%), 5.66%, 01/21/2026 (aa) (e)		800	801
Reg. S, (United States SOFR + 1.05%), 5.66%, 01/21/2026 (aa)		800	800
Standard Chartered plc, (United Kingdom),
Reg. S, (ICE LIBOR USD 3 Month + 1.21%), 2.82%, 01/30/2026 (aa)		800	798
(United States SOFR + 1.74%), 6.14%, 03/30/2026 (aa) (e)		1,800	1,805
Sumitomo Mitsui Financial Group, Inc., (Japan),
(United States SOFR + 1.30%), 5.96%, 07/13/2026 (aa)		700	710
Sumitomo Mitsui Trust Bank Ltd., (Japan),
(United States SOFR + 1.15%), 5.57%, 09/14/2026 (aa) (e)		200	202
Reg. S, (United States SOFR + 1.15%), 5.57%, 09/14/2026 (aa)		1,600	1,617
Svenska Handelsbanken AB, (Sweden), (BBSW ASX Australian 3 Month + 0.45%), 4.87%, 03/04/2026 (aa)	AUD	600	371
Swedbank AB, (Sweden), 6.14%, 09/12/2026 (e)		2,900	2,961
UBS AG, (Switzerland),
Reg. S, (BBSW ASX Australian 3 Month + 0.50%), 4.92%, 02/26/2026 (aa)	AUD	1,300	804

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 5.26%, 07/30/2025 (aa)	AUD	2,200	1,365
Wells Fargo & Co.,
(United States SOFR + 1.32%), 3.91%, 04/25/2026 (aa)		1,000	997
(United States SOFR + 1.32%), 5.90%, 04/25/2026 (aa)		1,200	1,204

			66,233

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 3.50%, 01/15/2025		600	599
Aircastle Ltd., (Bermuda), 5.25%, 08/11/2025 (e)		979	979
American Express Co., (SOFR Compounded Index + 0.97%), 5.54%, 07/28/2027 (aa)		1,200	1,207
Avolon Holdings Funding Ltd., (Cayman Islands), 2.88%, 02/15/2025 (e)		1,600	1,595
Mitsubishi HC Capital, Inc., (Japan), 3.64%, 04/13/2025 (e)		570	568
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025		2,300	2,262

			7,210

Insurance — 0.2%
Aon Global Ltd., (United Kingdom), 3.88%, 12/15/2025		1,200	1,191

Total Financial			74,634

Industrial — 0.9%
Aerospace/Defense — 0.1%
Rolls-Royce plc, (United Kingdom), 3.63%, 10/14/2025 (e)		500	490

Electronics — 0.1%
Flex Ltd., (Singapore), 4.75%, 06/15/2025		1,200	1,198

Engineering & Construction — 0.3%
Sydney Airport Finance Co. Pty Ltd., (Australia), Reg. S, 3.63%, 04/28/2026		2,100	2,064

Miscellaneous Manufacturers — 0.0% (g)
Incitec Pivot Ltd., (Australia), Reg. S, 4.30%, 03/18/2026	AUD	800	490

Packaging & Containers — 0.1%
Berry Global, Inc., 4.88%, 07/15/2026 (e)		977	973

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025		2,300	2,290

Total Industrial			7,505

Utilities — 0.4%
Electric — 0.4%
AES Corp. (The), 3.30%, 07/15/2025 (e)		1,100	1,089
Edison International, 4.70%, 08/15/2025		200	200

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	21

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric — continued
Enel Finance International NV, (Netherlands), 4.50%, 06/15/2025 (e)	300	299
Pacific Gas and Electric Co., 3.45%, 07/01/2025	1,600	1,588

Total Utilities		3,176

Total Corporate Bonds (Cost $115,082)		114,471

Foreign Government Security — 0.1%
Export-Import Bank of Korea, (South Korea), 4.88%, 01/11/2026 (Cost $799)	800	801

Mortgage-Backed Securities — 0.8%
FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 01/01/2055 (w)	5,000	4,933
FNMA Pool, 2.80%, 06/01/2025	1,759	1,741

Total Mortgage-Backed Securities (Cost $6,710)		6,674

Municipal Bonds — 65.4% (t)
Alabama — 0.2%
County of Jefferson Sewer Revenue, Warrants, Rev., 5.00%, 10/01/2026	1,250	1,282

Alaska — 0.2%
State of Alaska,
Series B, GO, 5.00%, 08/01/2026	690	712
Series B, GO, 5.00%, 08/01/2027	750	789

		1,501

Arizona — 1.5%
Arizona Board of Regents, Series A, Rev., VRDO, 3.60%, 01/07/2025 (z)	11,595	11,595

California — 1.2%
City of Los Angeles Department of Airports, Senior Bonds Green Bond Project, Rev., AMT, 5.00%, 05/15/2025	2,475	2,491
San Francisco City & County Airport Commission International Airport, Revenue Refunding, Second Series, Series A, Rev., AMT, 5.00%, 05/01/2025	3,000	3,013
State of California, GO, 5.00%, 08/01/2027	4,000	4,214

		9,718

Colorado — 0.2%
City & County of Denver Airport System Revenue, Series D, Rev., AMT, 5.25%, 11/15/2027	1,500	1,570

Connecticut — 0.9%
Connecticut Housing Finance Authority, Series B3, Rev., VRDO, 3.58%, 01/07/2025 (z)	5,680	5,680
State of Connecticut Special Tax Revenue, Series D, Rev., 5.00%, 11/01/2025	1,250	1,270

		6,950

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

District of Columbia — 3.2%
District of Columbia,
Rev., VRDO, LOC: Wells Fargo Bank NA, 3.55%, 01/07/2025 (z)	2,325	2,325
Series A, GO, 5.00%, 08/01/2027	5,000	5,263
Metropolitan Washington Airports Authority Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2025	9,425	9,523
Series A, Rev., AMT, 5.00%, 10/01/2025	1,665	1,682
Series A, Rev., AMT, 5.00%, 10/01/2026	2,805	2,876
Series B, Rev., 5.00%, 10/01/2025	1,030	1,046
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond,
Rev., 5.00%, 07/15/2025	1,250	1,263
Rev., 5.00%, 07/15/2026	1,250	1,288

		25,266

Florida — 3.8%
City of Jacksonville, Series B, Rev., 5.00%, 10/01/2025	1,250	1,267
City of Jacksonville FL, Series A, Rev., 5.00%, 10/01/2025	1,500	1,521
County of Miami-Dade Seaport Department, Senior Bonds, Series A, Rev., AMT, 5.00%, 10/01/2025	1,500	1,515
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 3.60%, 01/07/2025 (z)	2,800	2,800
Orlando Utilities Commission, Series 1, Rev., VRDO, 3.64%, 01/07/2025 (z)	14,500	14,500
Sarasota County School Board, Master Lease Program, COP, 5.00%, 07/01/2026	1,250	1,286
State of Florida Lottery Revenue, Series A, Rev., 5.00%, 07/01/2027	4,895	5,141
State of Florida Lottery Revenue, Lottery, Series A, Rev., 5.00%, 07/01/2025	2,000	2,020

		30,050

Georgia — 1.0%
Main Street Natural Gas, Inc., Series A, Rev., 5.00%, 06/01/2025	700	703
Municipal Electric Authority of Georgia, General Resolution Project, Rev., 5.00%, 01/01/2026	625	636
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project,
Rev., AGM, 5.00%, 07/01/2025	550	555
Municipal Electric Authority of Georgia, Project One Subordinated,
Rev., 5.00%, 01/01/2026	4,000	4,067
Rev., 5.00%, 01/01/2027	1,000	1,036
Private Colleges & Universities Authority, Emory University, Series B, Rev., 5.00%, 09/01/2025	1,020	1,033

		8,030

SEE NOTES TO FINANCIAL STATEMENTS.

22	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Guam — 0.1%
Guam Government Waterworks Authority,
Series A, Rev., 5.00%, 07/01/2025	350	353
Series A, Rev., 5.00%, 07/01/2026	350	358

		711

Idaho — 0.6%
Idaho Health Facilities Authority, St. Luke’s Health System Project, Series C, Rev., VRDO, LOC: U.S. Bank NA, 3.90%, 01/02/2025 (z)	5,000	5,000

Illinois — 5.0%
Chicago Midway International Airport, Senior, Series C, Rev., AMT, 5.00%, 01/01/2026	3,000	3,036
Chicago O’Hare International Airport, Senior Lien O’Hare International, Rev., AMT, 5.00%, 01/01/2026	3,500	3,546
Chicago Transit Authority Sales Tax Receipts Fund, Series A, Rev., 5.00%, 12/01/2027	2,250	2,373
City of Chicago, Wastewater Transmission Revenue, Second Lien, Series B, Rev., 5.00%, 01/01/2026	1,300	1,324
Illinois Finance Authority, Rev., VRDO, LOC: Northern Trust Co., 3.60%, 01/07/2025 (z)	1,770	1,770
Metropolitan Water Reclamation District of Greater Chicago,
Series C, GO, 5.00%, 12/01/2027	12,940	13,670
Series D, GO, 5.00%, 12/01/2027	8,310	8,779
State of Illinois,
Series A, GO, 5.00%, 10/01/2025	2,465	2,493
Series D, GO, 5.00%, 07/01/2025	2,600	2,620

		39,611

Indiana — 1.3%
Indiana Finance Authority, Health Systems, Sisters of St. Francis, Series I, Rev., VRDO, LOC: Barclays Bank plc, 3.85%, 01/02/2025 (z)	8,500	8,500
Indianapolis Local Public Improvement Bond Bank, Series A, Rev., 5.00%, 06/01/2026	1,800	1,847

		10,347

Louisiana — 2.2%
Louisiana State Citizens Property Insurance Corp., Series A, Rev., 5.00%, 06/01/2026	16,000	16,395
State of Louisiana, Series C, GO, 5.00%, 12/01/2026	1,340	1,392

		17,787

Maryland — 0.3%
County of Baltimore, Consolidated Public Improvement, Series A, GO, 5.00%, 07/01/2027	2,000	2,103

Massachusetts — 1.2%
Massachusetts Development Finance Agency, Partners Healthcare System, Inc., Series K1, Rev., VRDO, 3.55%, 01/07/2025 (z)	5,700	5,700

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Massachusetts — continued
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 5.00%, 07/01/2026	4,000	4,083

		9,783

Michigan — 0.7%
Michigan State Building Authority, Facilities Program, Series II, Rev., 5.00%, 10/15/2025	5,500	5,585

Minnesota — 2.3%
City of Rochester MN,
Series A, Rev., VRDO, 3.60%, 01/07/2025 (z)	14,500	14,500
Series B, Rev., VRDO, 3.60%, 01/07/2025 (z)	3,900	3,900

		18,400

Mississippi — 0.1%
Mississippi Development Bank, Desoto County Highway Project, Series A, Rev., 5.00%, 01/01/2027	1,000	1,038

Missouri — 1.2%
City of Kansas City, Series A, GO, 5.00%, 02/01/2026	900	920
Curators of the University of Missouri (The), Rev., 5.00%, 11/01/2026	7,000	7,255
Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Rev., 5.00%, 01/01/2027	1,530	1,582

		9,757

Nebraska — 0.3%
Public Power Generation Agency, Whelan Energy Center Unit, Rev., 5.00%, 01/01/2027	2,000	2,074

New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act, Rev., VRDO, LOC: TD Bank NA, 3.50%, 01/07/2025 (z)	1,575	1,575

New Jersey — 2.5%
Casino Reinvestment Development Authority, Inc.,
Series A, Rev., AGC, 5.00%, 11/01/2026	1,000	1,033
Series B, Rev., AGC, 5.00%, 11/01/2026	500	516
New Jersey Economic Development Authority, Rev., 5.00%, 03/01/2026	500	510
New Jersey Educational Facilities Authority, Series A, Rev., 5.00%, 08/01/2027	2,000	2,090
New Jersey Educational Facilities Authority, Montclair State University,
Rev., AGM, 5.00%, 07/01/2025	1,690	1,705
Rev., AGM, 5.00%, 07/01/2026	1,000	1,029
New Jersey Higher Education Student Assistance Authority, Senior, Series A, Rev., AMT, 5.00%, 12/01/2025	575	582

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	23

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Transportation Trust Fund Authority, Series A, Rev., 5.00%, 06/15/2025	2,025	2,041
State of New Jersey, GO, 5.00%, 06/01/2027	5,000	5,233
State of New Jersey, Covid 19 Go Emergency Bonds, GO, 5.00%, 06/01/2025	5,320	5,360

		20,099

New Mexico — 0.8%
New Mexico Finance Authority, Subordinate, Series A, Rev., 5.00%, 06/15/2025	2,795	2,819
University of New Mexico (The), Rev., VRDO, 3.75%, 01/07/2025 (z)	3,640	3,640

		6,459

New York — 10.7%
City of New York NY, Series B, GO, VRDO, 3.85%, 01/02/2025 (z)	3,500	3,500
City of New York, Fiscal Year 2017, Series A4, GO, VRDO, LOC: Citibank NA, 3.57%, 01/07/2025 (z)	1,090	1,090
City of New York, Fiscal Year 2018, Series B5, GO, VRDO, 3.85%, 01/02/2025 (z)	10,000	10,000
New York City Municipal Water Finance Authority, Second General Resolution,
Rev., VRDO, 3.70%, 01/02/2025 (z)	5,225	5,225
Rev., VRDO, 3.80%, 01/02/2025 (z)	14,825	14,825
Rev., VRDO, 3.85%, 01/02/2025 (z)	10,000	10,000
New York City Transitional Finance Authority, Rev., 5.00%, 11/01/2027	20,850	22,023
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated, Series E1, Rev., 5.00%, 11/01/2025	7,000	7,114
Port Authority of New York & New Jersey, Series 242, Rev., AMT, 5.00%, 12/01/2025	5,000	5,061
Triborough Bridge & Tunnel Authority, MTA Bridges And Tunnels, Rev., 5.00%, 11/15/2025	6,455	6,564

		85,402

North Carolina — 1.4%
City of Raleigh NC, Rev., 5.00%, 10/01/2026	7,250	7,512
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Project Aero, Rev., AMT, 3.75%, 12/01/2027 (z)	4,000	3,993

		11,505

Ohio — 4.9%
County of Franklin, Facilities, OhioHealth Corp., Series D, Rev., VRDO, LOC: Northern Trust Co., 0.00%, 01/07/2025 (z)	1,500	1,500
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Obligated Group, Series B3, Rev., VRDO, 3.80%, 01/02/2025 (z)	4,500	4,500

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
Ohio State University (The), Multiyear Debt Issuance,
Rev., VRDO, 3.45%, 01/07/2025 (z)	6,000	6,000
Rev., VRDO, 3.55%, 01/07/2025 (z)	11,600	11,600
State of Ohio, Rev., VRDO, 3.45%, 01/07/2025 (z)	14,000	14,000
State of Ohio, Mental Health Facilities Improvement, Rev., 5.00%, 02/01/2026	1,500	1,531

		39,131

Oklahoma — 0.5%
Oklahoma Municipal Power Authority, Power Supply System, Series A, Rev., AGM, 5.00%, 01/01/2026	3,500	3,565

Pennsylvania — 3.9%
City of Philadelphia Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2026	2,500	2,558
City of Philadelphia Airport Revenue, Private Activity, Rev., AMT, 5.00%, 07/01/2026	9,755	9,982
City of Philadelphia Water & Wastewater Revenue,
Series B, Rev., AGM, 5.00%, 09/01/2026	2,550	2,636
Series C, Rev., 5.00%, 06/01/2025	1,355	1,365
Commonwealth of Pennsylvania, GO, 5.00%, 09/15/2026	2,000	2,068
Delaware River Port Authority, Series B, Rev., 5.00%, 01/01/2025	1,850	1,850
Northampton County General Purpose Authority, St. Luke’s University Health Network,
Rev., 5.00%, 08/15/2025	5,565	5,614
Rev., 5.00%, 08/15/2026	5,000	5,123

		31,196

Texas — 3.1%
City of Garland Electric Utility System Revenue, Series A, Rev., 5.00%, 03/01/2025	2,190	2,196
City of Houston TX Combined Utility System Revenue, Rev., VRDO, (SIFMA Municipal Swap Index + 0.01%), 3.63%, 01/07/2025 (aa)	6,000	6,000
City of San Antonio, Tax Notes, GO, 5.00%, 02/01/2026	1,035	1,057
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc.,
Rev., PSF-GTD, 5.00%, 08/15/2025	1,385	1,400
Rev., PSF-GTD, 5.00%, 08/15/2026	1,000	1,029
Cypress-Fairbanks Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2025	2,140	2,144
Mission Economic Development Corp., Republic Services, Rev., AMT, 4.25%, 01/01/2026 (z)	4,000	4,001
North Texas Tollway Authority, First Tier Bonds, Series A, Rev., 5.00%, 01/01/2027	1,000	1,037
Texas A&M University, Financing System, Series E, Rev., 5.00%, 05/15/2025	3,000	3,022
Texas Public Finance Authority, Rev., 5.00%, 02/01/2025	2,980	2,984

		24,870

SEE NOTES TO FINANCIAL STATEMENTS.

24	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — 1.0%
City of Salt Lake City Public Utilities Revenue, Rev., 5.00%, 02/01/2025	1,550	1,552
State of Utah, GO, 5.00%, 07/01/2026	5,000	5,154
University of Utah, Green Bonds, Series A, Rev., 5.00%, 08/01/2025	925	936

		7,642

Virginia — 1.9%
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group,
Series A, Rev., VRDO, 3.55%, 01/07/2025 (z)	5,800	5,800
Series B, Rev., VRDO, 0.00%, 01/07/2025 (z)	8,135	8,135
Winchester Economic Development Authority, Valley Health System, Series A, Rev., 5.00%, 01/01/2027	800	829

		14,764

Washington — 6.3%
Central Puget Sound Regional Transit Authority, Green Bonds, Series S1, Rev., 5.00%, 11/01/2025	5,000	5,085
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 3.50%, 01/07/2025 (z)	13,160	13,160
Port of Seattle WA, GO, 5.00%, 06/01/2027	7,300	7,658
Port of Seattle, Intermediate Lien, Rev., AMT, 5.00%, 08/01/2025	1,735	1,748
Port of Seattle, Intermediate Lien, Series B, Rev., AMT, 5.00%, 07/01/2027	7,000	7,235
Port of Seattle, Private Activity, Rev., AMT, 5.00%, 09/01/2025	6,885	6,954
State of Washington, Series R-2023B, GO, 5.00%, 07/01/2027	8,000	8,406

		50,246

Wisconsin — 0.7%
State of Wisconsin, Series 2024-2, GO, 5.00%, 05/01/2027	5,000	5,234

Total Municipal Bonds (Cost $520,529)		519,846

U.S. Government Agency Security — 0.3%
FHLMC, 4.88%, 09/27/2029 (Cost $2,291)	2,300	2,295

U.S. Treasury Obligation — 0.4%
U.S. Treasury Inflation Indexed Note, 2.13%, 04/15/2029 (Cost $2,758)	2,755	2,759

Short-Term Investments — 5.5%
Commercial Papers — 0.4%
CSV Health Corp., 5.28%, 01/31/2025 (e) (n)	1,200	1,195
Dell International LLC / EMC Corp., 4.71%, 01/10/2025 (n)	2,000	1,998

Total Commercial Papers		3,193

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Foreign Government Security — 0.5%
Canadian Treasury Bill, (Canada), Reg. S, 3.22%, 01/03/2025 (n)	CAD	6,600	4,590

Municipal Bonds — 3.9% (t)
County of Los Angeles CA, Rev., TRAN, 5.00%, 06/30/2025 (n)		13,760	13,895
IPS Multi-School Building Corp., Sustainable Bond First Mortgage,
Rev., 5.00%, 01/15/2025 (n)		1,600	1,601
Rev., 5.00%, 07/15/2025		1,050	1,059
Mississippi Development Bank, Desoto County Highway Project, Series A, Rev., 5.00%, 01/01/2025 (n)		3,475	3,475
Pennsylvania Economic Development Financing Authority Parking System Revenue, Junior Insured Capitol, Rev., AGM, 5.00%, 01/01/2025		2,000	2,000
The Monmouth County Improvement Authority, Government Pooled Loan Project, Rev., CNTY GTD, 4.00%, 03/14/2025 (n)		8,000	8,009
Winchester Economic Development Authority, Valley Health System, Series A, Rev., 5.00%, 01/01/2025 (n)		800	800

Total Municipal Bonds			30,839

Repurchase Agreement — 0.5%
BNP Paribas SA, 4.58%, dated 12/31/2024 due 01/02/2025, repurchase price $3,800 collateralized by U.S. Treasury Security, 2.88%, due 04/30/2029, with a value of $4,113		3,800	3,800

Time Deposits — 0.2%
BNP Paribas SA, 2.98%, 01/02/2025	AUD	158	98
Citibank NA, 1.71%, 01/02/2025	EUR	8	8
3.68%, 01/02/2025		281	281
Royal Bank of Canada, 2.05%, 01/02/2025	CAD	156	109
3.67%, 01/02/2025	GBP	82	103
Sumitomo Mitsui Banking Corp., 0.01%, 01/06/2025	JPY	1,006	6
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 01/02/2025		754	754

Total Time Deposits			1,359

U.S. Treasury Obligation — 0.0% (g)
U.S. Treasury Bill, 4.39%, 02/27/2025 (n)		41	41

Total Short-Term Investments (Cost $43,869)			43,822

Total Investments — 99.7% (Cost — $794,708)			792,484

Other Assets in Excess of Liabilities — 0.3%			2,616

NET ASSETS — 100.0%			$795,100

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	25

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of December 31, 2024:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Australia 3-Year Bond	21	03/2025	AUD	1,380	(—	)(h)
Australia 10-Year Bond	74	03/2025	AUD	5,239	(69)
Long Gilt	35	03/2025	GBP	4,145	(96)
SOFR 3 Month	490	09/2025	USD	118,088	(544)
U.S. Treasury 5 Year Note	264	03/2025	USD	28,176	(111)

					(820)

Short Contracts
Canadian Government 10 Year Bond	(43)	03/2025	CAD	(3,678)	10
U.S. Treasury 2 Year Note	(29)	03/2025	USD	(5,966)	3
U.S. Treasury 10 Year Note	(101)	03/2025	USD	(11,092)	108
U.S. Treasury Ultra Bond	(46)	03/2025	USD	(5,636)	166
U.S. Ultra Treasury 10 Year Note	(25)	03/2025	USD	(2,814)	31

					318

Total unrealized appreciation (depreciation)					(502)

Forward foreign currency exchange contracts outstanding as of December 31, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	4,659	CAD	6,600	Deutsche Bank AG	01/03/2025	68
USD	54	AUD	86	Barclays Bank plc	01/15/2025	1
USD	66	AUD	103	Barclays Bank plc	01/15/2025	2
USD	362	AUD	571	Barclays Bank plc	01/15/2025	9
USD	2,080	AUD	3,239	Barclays Bank plc	01/15/2025	75
USD	808	AUD	1,244	Barclays Bank plc	01/15/2025	38
USD	368	AUD	589	Barclays Bank plc	01/15/2025	3
USD	10,862	AUD	16,723	Deutsche Bank AG	01/15/2025	511
USD	45	AUD	73	Deutsche Bank AG	01/15/2025	—	(h)
USD	65	AUD	102	Deutsche Bank AG	01/15/2025	2
USD	2,876	CAD	4,049	Barclays Bank plc	01/15/2025	58
CAD	381	USD	265	Barclays Bank plc	01/15/2025	—	(h)
USD	5,223	GBP	4,149	Barclays Bank plc	01/15/2025	30
USD	109	GBP	86	Barclays Bank plc	01/15/2025	1
USD	78	GBP	61	Barclays Bank plc	01/15/2025	1
USD	119	GBP	94	Deutsche Bank AG	01/15/2025	2

Total unrealized appreciation						801

GBP	198	USD	251	Barclays Bank plc	01/15/2025	(3)

Net unrealized appreciation (depreciation)						798

SEE NOTES TO FINANCIAL STATEMENTS.

26	SIX CIRCLES TRUST	DECEMBER 31, 2024

Centrally Cleared Interest Rate Swap contracts outstanding as of December 31, 2024:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
SONIA Interest Rate Benchmark	4.00% annually	Pay	09/18/2029	GBP	2,600	22	(38)	(16)
United States SOFR	3.86% annually	Receive	02/28/2029	USD	6,000	—	45	45
United States SOFR	3.74% annually	Receive	05/31/2029	USD	12,200	(13)	148	135
United States SOFR	4.06% annually	Receive	05/31/2029	USD	2,400	—	(3)	(3)
United States SOFR	4.06% annually	Receive	05/31/2029	USD	3,900	—	(5)	(5)

Total						9	147	156

(a)	Value of floating rate index as of December 31, 2024 was as follows:

FLOATING RATE INDEX
SONIA Interest Rate Benchmark	4.70%
United States SOFR	4.49%

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (1) as of December 31, 2024:
REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS)($) (4)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
CDX.NA.IG.43-V1	1.00	Quarterly	12/20/2029	0.50	USD	1,200	29	(2)	27

Total							29	(2)	27

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024

ASX	— Australian Stock Exchange
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
BBSW	— Bank Bill Swap Rate
CDX	— Credit Default Swap Index
CMT	— Constant Maturity Treasury
COP	— Certificate of Participation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate

LOC	— Letter of Credit
PSF	— Permanent School Fund
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SIFMA	— Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	27

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SONIA	— Sterling Overnight Interbank Average Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of December 31, 2024.
TBA	— To Be Announced
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of December 31, 2024.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	— Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(n)	— The rate shown is the effective yield as of December 31, 2024.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of December 31, 2024.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2024.
(bb)	— Security has been valued using significant unobservable inputs.
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

28	SIX CIRCLES TRUST	DECEMBER 31, 2024

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 99.7%
Basic Materials — 1.0%
Chemicals — 1.0%
Air Products & Chemicals, Inc.	686	198,926
Albemarle Corp.	12	1,073
Celanese Corp., Class A	12	806
CF Industries Holdings, Inc.	18	1,541
Dow, Inc.	89	3,582
DuPont de Nemours, Inc.	43	3,283
Eastman Chemical Co.	10	880
Ecolab, Inc.	24	5,739
International Flavors & Fragrances, Inc.	26	2,162
Linde plc	51	21,501
LyondellBasell Industries NV, Class A	36	2,705
Mosaic Co. (The)	40	986
PPG Industries, Inc.	20	2,383
RPM International, Inc.	8	1,027
Sherwin-Williams Co. (The)	25	8,395

		254,989

Forest Products & Paper — 0.0% (g)
International Paper Co.	41	2,188

Iron/Steel — 0.0% (g)
Nucor Corp.	24	2,846
Reliance, Inc.	4	1,090
Steel Dynamics, Inc.	13	1,460

		5,396

Mining — 0.0% (g)
Freeport-McMoRan, Inc.	131	4,983
Newmont Corp.	103	3,851

		8,834

Total Basic Materials		271,407

Communications — 17.6%
Advertising — 0.5%
Interpublic Group of Cos., Inc. (The)	74	2,061
Omnicom Group, Inc.	25	2,160
Trade Desk, Inc. (The), Class A (a)	924	108,583

		112,804

Internet — 16.1%
Airbnb, Inc., Class A(a)	43	5,638
Alphabet, Inc., Class A	2,783	526,887
Alphabet, Inc., Class C	2,628	500,503
Amazon.com, Inc. (a)	6,502	1,426,581
Booking Holdings, Inc.	4	18,805
CDW Corp.	38	6,696
DoorDash, Inc., Class A (a)	661	110,803
eBay, Inc.	322	19,947
Expedia Group, Inc. (a)	15	2,806
F5, Inc. (a)	16	4,053
Gen Digital, Inc.	278	7,611
GoDaddy, Inc., Class A (a)	14	2,741
Match Group, Inc. (a)	61	1,980
MercadoLibre, Inc., (Uruguay) (a)	31	53,067
Meta Platforms, Inc., Class A	1,675	980,554

SECURITY DESCRIPTION	SHARES	VALUE($)

Internet — continued
Netflix, Inc.(a)	48	42,538
Okta, Inc., Class A (a)	18	1,405
Palo Alto Networks, Inc. (a)	331	60,145
Pinterest, Inc., Class A (a)	188	5,450
Robinhood Markets, Inc., Class A (a)	258	9,617
Roku, Inc., Class A (a)	13	968
Snap, Inc., Class A (a)	341	3,678
Uber Technologies, Inc. (a)	4,849	292,465
VeriSign, Inc. (a)	4	880
Zillow Group, Inc., Class C (a)	17	1,240

		4,087,058

Media — 0.2%
Charter Communications, Inc., Class A (a)	9	3,170
Comcast Corp., Class A	399	14,968
FactSet Research Systems, Inc.	17	8,223
Fox Corp., Class A	7	347
Fox Corp., Class B	60	2,740
Liberty Media Corp-Liberty Formula One, Class C (a)	27	2,457
News Corp., Class A	60	1,658
Walt Disney Co. (The)	203	22,622
Warner Bros Discovery, Inc. (a)	283	2,992

		59,177

Telecommunications — 0.8%
Arista Networks, Inc. (a)	313	34,568
AT&T, Inc.	781	17,792
Cisco Systems, Inc.	1,184	70,120
Corning, Inc.	240	11,419
Juniper Networks, Inc.	93	3,483
Motorola Solutions, Inc.	47	21,764
T-Mobile US, Inc.	52	11,579
Verizon Communications, Inc.	459	18,338

		189,063

Total Communications		4,448,102

Consumer Cyclical — 9.6%
Airlines — 0.0% (g)
Delta Air Lines, Inc.	10	577
Southwest Airlines Co.	13	435

		1,012

Apparel — 0.1%
Deckers Outdoor Corp. (a)	14	2,870
NIKE, Inc., Class B	126	9,516

		12,386

Auto Manufacturers — 0.6%
Cummins, Inc.	17	6,099
Ford Motor Co.	482	4,770
General Motors Co.	131	6,989
PACCAR, Inc.	63	6,591
Rivian Automotive, Inc., Class A (a)	84	1,123
Tesla, Inc. (a)	313	126,267

		151,839

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	29

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	33	2,000

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	81	4,646
Fastenal Co.	59	4,207
LKQ Corp.	24	890
Pool Corp.	3	931
Watsco, Inc.	4	1,779
WW Grainger, Inc.	5	4,861

		17,314

Entertainment — 0.0% (g)
DraftKings, Inc., Class A (a)	37	1,382
Flutter Entertainment plc (a)	18	4,733
Live Nation Entertainment, Inc. (a)	22	2,796

		8,911

Home Builders — 3.2%
DR Horton, Inc.	1,983	277,272
Lennar Corp., Class A	1,624	221,461
NVR, Inc. (a)	21	169,475
PulteGroup, Inc.	1,388	151,202

		819,410

Leisure Time — 0.0% (g)
Carnival Corp. (a)	132	3,282
Royal Caribbean Cruises Ltd.	32	7,290

		10,572

Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	35	8,626
Hyatt Hotels Corp., Class A	12	1,873
Las Vegas Sands Corp.	22	1,115
Marriott International, Inc., Class A	33	9,232
MGM Resorts International (a)	4	127
Wynn Resorts Ltd.	4	325

		21,298

Retail — 5.5%
AutoZone, Inc. (a)	2	5,187
Best Buy Co., Inc.	22	1,890
Burlington Stores, Inc. (a)	7	1,867
CarMax, Inc. (a)	22	1,833
Carvana Co., Class A (a)	13	2,544
Chipotle Mexican Grill, Inc., Class A (a)	148	8,922
Costco Wholesale Corp.	49	44,643
Darden Restaurants, Inc.	12	2,240
Dick’s Sporting Goods, Inc.	6	1,404
Dollar General Corp.	24	1,852
Dollar Tree, Inc. (a)	22	1,628
Domino’s Pizza, Inc.	3	1,081
Ferguson Enterprises, Inc.	22	3,875
Genuine Parts Co.	15	1,732
Home Depot, Inc. (The)	107	41,690
Lowe’s Cos., Inc.	58	14,426
Lululemon Athletica, Inc., (Canada) (a)	12	4,485

SECURITY DESCRIPTION	SHARES	VALUE($)

Retail — continued
McDonald’s Corp.	76	22,123
O’Reilly Automotive, Inc. (a)	6	6,654
Ross Stores, Inc.	33	5,052
Starbucks Corp.	122	11,145
Target Corp.	50	6,741
TJX Cos., Inc. (The)	121	14,580
Tractor Supply Co.	52	2,764
Ulta Beauty, Inc. (a)	5	2,066
Walgreens Boots Alliance, Inc.	86	807
Walmart, Inc.	12,892	1,164,769
Williams-Sonoma, Inc.	14	2,548
Yum! Brands, Inc.	23	3,073

		1,383,621

Total Consumer Cyclical		2,428,363

Consumer Non-cyclical — 15.1%
Agriculture — 0.1%
Altria Group, Inc.	181	9,490
Archer-Daniels-Midland Co.	61	3,068
Bunge Global SA	19	1,468
Philip Morris International, Inc.	167	20,142

		34,168

Beverages — 1.9%
Brown-Forman Corp., Class B	69	2,631
Coca-Cola Co. (The)	5,271	328,166
Constellation Brands, Inc., Class A	71	15,608
Keurig Dr Pepper, Inc.	509	16,361
Molson Coors Beverage Co., Class B	78	4,470
Monster Beverage Corp. (a)	317	16,649
PepsiCo., Inc.	613	93,203

		477,088

Biotechnology — 0.3%
Alnylam Pharmaceuticals, Inc. (a)	14	3,178
Amgen, Inc.	60	15,517
Biogen, Inc. (a)	18	2,700
BioMarin Pharmaceutical, Inc. (a)	22	1,420
Bio-Rad Laboratories, Inc., Class A (a)	11	3,729
Corteva, Inc.	75	4,244
Gilead Sciences, Inc.	132	12,238
Illumina, Inc. (a)	102	13,637
Incyte Corp. (a)	18	1,210
Moderna, Inc. (a)	37	1,526
Regeneron Pharmaceuticals, Inc. (a)	12	8,720
United Therapeutics Corp. (a)	5	1,723
Vertex Pharmaceuticals, Inc. (a)	29	11,759

		81,601

Commercial Services — 1.1%
Automatic Data Processing, Inc.	47	13,740
Block, Inc., Class A (a)	288	24,499
Booz Allen Hamilton Holding Corp., Class A	13	1,689
Cintas Corp.	44	8,100

SEE NOTES TO FINANCIAL STATEMENTS.

30	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Commercial Services — continued
Corpay, Inc. (a)	30	10,210
Equifax, Inc.	14	3,459
Global Payments, Inc.	130	14,528
MarketAxess Holdings, Inc.	14	3,240
Moody’s Corp.	80	38,010
PayPal Holdings, Inc. (a)	519	44,295
Quanta Services, Inc.	17	5,397
Rollins, Inc.	38	1,784
S&P Global, Inc.	168	83,812
Toast, Inc., Class A (a)	185	6,751
TransUnion	22	2,063
U-Haul Holding Co., Class B	15	961
United Rentals, Inc.	7	5,045
Verisk Analytics, Inc., Class A	15	4,227

		271,810

Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co.	77	6,975
Estee Lauder Cos., Inc. (The), Class A	27	1,990
Kenvue, Inc.	203	4,331
Procter & Gamble Co. (The)	900	150,921

		164,217

Food — 0.2%
Albertsons Cos., Inc., Class A	31	609
Conagra Brands, Inc.	64	1,765
General Mills, Inc.	69	4,388
Hershey Co. (The)	15	2,609
Hormel Foods Corp.	38	1,202
J M Smucker Co. (The)	11	1,217
Kellanova	28	2,301
Kraft Heinz Co. (The)	122	3,733
Kroger Co. (The)	80	4,879
Lamb Weston Holdings, Inc.	13	840
McCormick & Co., Inc.	24	1,827
Mondelez International, Inc., Class A	151	9,033
Sysco Corp.	51	3,878
The Campbell’s Company	18	764
Tyson Foods, Inc., Class A	40	2,301

		41,346

Healthcare — Products — 1.6%
Abbott Laboratories	191	21,569
Agilent Technologies, Inc.	187	25,067
Align Technology, Inc. (a)	7	1,506
Avantor, Inc. (a)	422	8,885
Baxter International, Inc.	44	1,292
Bio-Techne Corp.	102	7,380
Boston Scientific Corp. (a)	159	14,178
Cooper Cos., Inc. (The) (a)	18	1,617
Danaher Corp.	417	95,678
Edwards Lifesciences Corp. (a)	65	4,827
Exact Sciences Corp. (a)	21	1,185
GE HealthCare Technologies, Inc.	47	3,684
Hologic, Inc. (a)	13	955

SECURITY DESCRIPTION	SHARES	VALUE($)

Healthcare — Products — continued
IDEXX Laboratories, Inc. (a)	8	3,189
Insulet Corp. (a)	6	1,674
Intuitive Surgical, Inc. (a)	38	19,922
Medtronic plc	141	11,239
ResMed, Inc.	15	3,509
Revvity, Inc.	81	9,017
Solventum Corp. (a)	11	733
STERIS plc	8	1,716
Stryker Corp.	37	13,330
Teleflex, Inc.	3	606
Thermo Fisher Scientific, Inc.	245	127,582
Waters Corp. (a)	37	13,903
West Pharmaceutical Services, Inc.	46	15,013
Zimmer Biomet Holdings, Inc.	18	1,899

		411,155

Healthcare — Services — 3.0%
Centene Corp. (a)	57	3,479
Charles River Laboratories International, Inc. (a)	33	6,150
Cigna Group (The)	30	8,322
DaVita, Inc. (a)	3	418
Elevance Health, Inc.	25	9,307
HCA Healthcare, Inc.	20	6,140
Humana, Inc.	13	3,309
IQVIA Holdings, Inc. (a)	118	23,211
Labcorp Holdings, Inc.	8	1,831
Molina Healthcare, Inc. (a)	6	1,688
Quest Diagnostics, Inc.	10	1,455
UnitedHealth Group, Inc.	1,363	689,717
Universal Health Services, Inc., Class B	6	1,048

		756,075

Household Products/Wares — 0.0% (g)
Avery Dennison Corp.	12	2,323
Church & Dwight Co., Inc.	22	2,327
Clorox Co. (The)	11	1,811
Kimberly-Clark Corp.	35	4,587

		11,048

Pharmaceuticals — 6.2%
AbbVie, Inc.	191	33,890
Becton Dickinson & Co.	31	6,930
Bristol-Myers Squibb Co.	1,669	94,374
Cardinal Health, Inc.	24	2,849
Cencora, Inc.	19	4,325
CVS Health Corp.	141	6,345
Dexcom, Inc. (a)	42	3,288
Eli Lilly & Co.	651	502,423
Henry Schein, Inc. (a)	5	379
Johnson & Johnson	2,690	389,008
McKesson Corp.	14	7,910
Merck & Co., Inc.	3,193	317,620
Neurocrine Biosciences, Inc. (a)	12	1,661
Pfizer, Inc.	4,673	123,980

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	31

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — continued
Viatris, Inc.	968	12,046
Zoetis, Inc., Class A	368	59,964

		1,566,992

Total Consumer Non-cyclical		3,815,500

Energy — 2.8%
Energy — Alternate Sources — 0.0% (g)
Enphase Energy, Inc. (a)	57	3,894
First Solar, Inc. (a)	43	7,651

		11,545

Oil & Gas — 2.2%
APA Corp.	153	3,522
Chevron Corp.	728	105,510
ConocoPhillips	549	54,427
Coterra Energy, Inc.	318	8,110
Devon Energy Corp.	269	8,809
Diamondback Energy, Inc.	81	13,198
EOG Resources, Inc.	239	29,315
EQT Corp.	237	10,916
Expand Energy Corp.	88	8,793
Exxon Mobil Corp.	1,859	200,015
Hess Corp.	113	15,059
HF Sinclair Corp.	112	3,928
Marathon Petroleum Corp.	139	19,359
Occidental Petroleum Corp.	264	13,034
Ovintiv, Inc.	110	4,459
Phillips 66	175	19,907
Texas Pacific Land Corp.	8	8,622
Valero Energy Corp.	134	16,454

		543,437

Oil & Gas Services — 0.2%
Baker Hughes Co., Class A	414	16,975
Halliburton Co.	364	9,906
Schlumberger NV	602	23,066

		49,947

Pipelines — 0.4%
Cheniere Energy, Inc.	90	19,369
Kinder Morgan, Inc.	799	21,898
ONEOK, Inc.	237	23,752
Targa Resources Corp.	81	14,499
Williams Cos., Inc. (The)	490	26,497

		106,015

Total Energy		710,944

Financial — 19.4%
Banks — 6.9%
Bank of America Corp.	13,077	574,714
Bank of New York Mellon Corp. (The)	491	37,705
Citigroup, Inc.	1,083	76,245
Citizens Financial Group, Inc.	432	18,900
Fifth Third Bancorp	546	23,098
First Citizens BancShares, Inc., Class A	10	20,224

SECURITY DESCRIPTION	SHARES	VALUE($)

Bank — continued
Goldman Sachs Group, Inc. (The)	173	99,133
Huntington Bancshares, Inc.	1,294	21,061
KeyCorp.	1,011	17,334
M&T Bank Corp.	132	24,877
Morgan Stanley	653	82,074
Northern Trust Corp.	127	12,992
PNC Financial Services Group, Inc. (The)	246	47,402
Regions Financial Corp.	833	19,582
State Street Corp.	237	23,250
Truist Financial Corp.	879	38,126
US Bancorp	965	46,158
Wells Fargo & Co.	7,702	540,981

		1,723,856

Diversified Financial Services — 5.2%
Ally Financial, Inc.	155	5,597
American Express Co.	313	92,816
Ameriprise Financial, Inc.	48	25,460
Apollo Global Management, Inc.	1,567	258,817
Ares Management Corp., Class A	90	15,943
Blackrock, Inc.	65	66,857
Capital One Financial Corp.	239	42,627
Cboe Global Markets, Inc.	50	9,775
Charles Schwab Corp. (The)	841	62,252
CME Group, Inc., Class A	207	48,045
Coinbase Global, Inc., Class A(a)	96	23,780
Discover Financial Services	181	31,270
Franklin Resources, Inc.	160	3,240
Intercontinental Exchange, Inc.	311	46,409
LPL Financial Holdings, Inc.	37	12,198
Mastercard, Inc., Class A	421	221,846
Nasdaq, Inc.	231	17,832
Raymond James Financial, Inc.	119	18,484
SEI Investments Co.	40	3,329
Synchrony Financial	302	19,608
T Rowe Price Group, Inc.	131	14,836
Tradeweb Markets, Inc., Class A	57	7,454
Visa, Inc., Class A	857	270,962

		1,319,437

Insurance — 4.8%
Aflac, Inc.	356	36,839
Allstate Corp. (The)	153	29,491
American Financial Group, Inc.	31	4,236
American International Group, Inc.	417	30,365
Aon plc, Class A	94	33,904
Arch Capital Group Ltd., (Bermuda)	199	18,403
Arthur J Gallagher & Co.	122	34,505
Assurant, Inc.	38	8,153
Berkshire Hathaway, Inc., Class B (a)	676	306,195
Brown & Brown, Inc.	108	10,999
Chubb Ltd., (Switzerland)	225	62,112
Cincinnati Financial Corp.	84	12,005
Equitable Holdings, Inc.	159	7,500
Erie Indemnity Co., Class A	10	4,257

SEE NOTES TO FINANCIAL STATEMENTS.

32	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Everest Group Ltd., (Bermuda)	23	8,167
Fidelity National Financial, Inc.	144	8,083
Hartford Financial Services Group, Inc. (The)	231	25,233
Loews Corp.	130	10,974
Markel Group, Inc. (a)	7	11,704
Marsh & McLennan Cos., Inc.	242	51,498
MetLife, Inc.	413	33,780
Principal Financial Group, Inc.	133	10,320
Progressive Corp. (The)	1,563	374,473
Prudential Financial, Inc.	257	30,406
Travelers Cos., Inc. (The)	120	28,950
Willis Towers Watson plc, (United Kingdom)	47	14,800
WR Berkley Corp.	160	9,376

		1,216,728

Private Equity — 0.5%
Blackstone, Inc.	376	64,832
Carlyle Group, Inc. (The)	102	5,134
KKR & Co., Inc.	313	46,255

		116,221

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	35	4,548
CoStar Group, Inc. (a)	34	2,446

		6,994

REITS — 2.0%
Alexandria Real Estate Equities, Inc.	18	1,786
American Homes 4 Rent, Class A	32	1,184
American Tower Corp.	2,200	403,586
Annaly Capital Management, Inc.	215	3,942
AvalonBay Communities, Inc.	15	3,328
BXP, Inc.	14	1,044
Camden Property Trust	9	1,048
Crown Castle, Inc.	47	4,263
Digital Realty Trust, Inc.	37	6,478
Equinix, Inc.	11	9,971
Equity LifeStyle Properties, Inc.	7	435
Equity Residential	39	2,816
Essex Property Trust, Inc.	6	1,697
Extra Space Storage, Inc.	24	3,573
Gaming and Leisure Properties, Inc.	24	1,171
Healthpeak Properties, Inc.	82	1,666
Host Hotels & Resorts, Inc.	90	1,581
Invitation Homes, Inc.	59	1,882
Iron Mountain, Inc.	29	3,036
Kimco Realty Corp.	72	1,690
Mid-America Apartment Communities, Inc.	12	1,920
Prologis, Inc.	104	11,037
Public Storage	17	5,057
Realty Income Corp.	109	5,816
Regency Centers Corp.	14	1,045

SECURITY DESCRIPTION	SHARES	VALUE($)

REITS — continued
SBA Communications Corp., Class A	9	1,806
Simon Property Group, Inc.	34	5,895
Sun Communities, Inc.	12	1,528
UDR, Inc.	30	1,311
Ventas, Inc.	41	2,416
VICI Properties, Inc., Class A	153	4,457
Welltower, Inc.	68	8,535
Weyerhaeuser Co.	90	2,536
WP Carey, Inc.	28	1,528

		511,064

Total Financial		4,894,300

Industrial — 6.5%
Aerospace/Defense — 0.3%
Boeing Co. (The) (a)	80	14,247
General Dynamics Corp.	26	6,808
General Electric Co.	118	19,598
HEICO Corp.	7	1,588
HEICO Corp., Class A	4	682
Howmet Aerospace, Inc.	42	4,553
L3Harris Technologies, Inc.	20	4,159
Lockheed Martin Corp.	23	11,359
Northrop Grumman Corp.	15	7,183
RTX Corp.	148	17,152
TransDigm Group, Inc.	6	7,164

		94,493

Building Materials — 0.2%
Builders FirstSource, Inc. (a)	13	1,826
Carrier Global Corp.	91	6,210
CRH plc	88	8,119
Fortune Brands Innovations, Inc.	13	883
Johnson Controls International plc	77	6,047
Lennox International, Inc.	3	1,581
Martin Marietta Materials, Inc.	8	3,899
Masco Corp.	17	1,207
Owens Corning	10	1,764
Trane Technologies plc, (Ireland)	25	9,214
Vulcan Materials Co.	17	4,274

		45,024

Electrical Components & Equipment — 0.1%
AMETEK, Inc.	26	4,636
Eaton Corp. plc	45	14,871
Emerson Electric Co.	64	7,891

		27,398

Electronics — 1.2%
Allegion plc, (Ireland)	8	1,000
Amphenol Corp., Class A	355	24,674
Fortive Corp.	40	3,012
Garmin Ltd., (Switzerland)	16	3,223
Honeywell International, Inc.	1,030	232,647
Hubbell, Inc., Class B	6	2,416
Jabil, Inc.	32	4,661

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	33

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Electronics — continued
Keysight Technologies, Inc. (a)	48	7,706
Mettler-Toledo International, Inc. (a)	13	16,450
TE Connectivity plc, (Ireland)	91	12,959
Trimble, Inc. (a)	70	4,969

		313,717

Engineering & Construction — 0.0% (g)
AECOM	14	1,524
EMCOR Group, Inc.	5	2,340
Jacobs Solutions, Inc.	17	2,227

		6,091

Environmental Control — 0.1%
Pentair plc, (United Kingdom)	17	1,663
Republic Services, Inc., Class A	33	6,616
Veralto Corp.	29	2,972
Waste Connections, Inc., (Canada)	39	6,635
Waste Management, Inc.	50	10,087

		27,973

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	6	2,058
Stanley Black & Decker, Inc.	18	1,455

		3,513

Machinery — Construction & Mining — 0.1%
Caterpillar, Inc.	54	19,582
GE Vernova, Inc.	30	9,863
Vertiv Holdings Co., Class A	39	4,396

		33,841

Machinery — Diversified — 1.1%
CNH Industrial NV, (United Kingdom)	104	1,174
Deere & Co.	565	239,419
Dover Corp.	17	3,133
Graco, Inc.	11	907
IDEX Corp.	8	1,579
Ingersoll Rand, Inc.	45	4,085
Nordson Corp.	5	978
Otis Worldwide Corp.	40	3,714
Rockwell Automation, Inc.	13	3,642
Toro Co. (The)	11	917
Westinghouse Air Brake Technologies Corp.	21	3,897
Xylem, Inc.	29	3,347

		266,792

Miscellaneous Manufacturers — 0.2%
3M Co.	60	7,801
AO Smith Corp.	8	548
Axon Enterprise, Inc. (a)	8	4,630
Carlisle Cos., Inc.	4	1,614
Illinois Tool Works, Inc.	32	8,237
Parker-Hannifin Corp.	14	9,204
Teledyne Technologies, Inc. (a)	13	6,097
Textron, Inc.	20	1,505

		39,636

SECURITY DESCRIPTION	SHARES	VALUE($)

Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	225	2,121
Ball Corp.	38	2,075
Crown Holdings, Inc.	15	1,217
Packaging Corp. of America	15	3,396
Smurfit WestRock plc, (Ireland)	63	3,402

		12,211

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	4	779

Transportation — 3.1%
CH Robinson Worldwide, Inc.	15	1,515
CSX Corp.	12,708	410,079
Expeditors International of Washington, Inc.	18	1,968
FedEx Corp.	27	7,628
JB Hunt Transport Services, Inc.	12	2,112
Knight-Swift Transportation Holdings, Inc., Class A	29	1,547
Norfolk Southern Corp.	27	6,223
Old Dominion Freight Line, Inc.	21	3,729
Union Pacific Corp.	73	16,689
United Parcel Service, Inc., Class B	2,545	320,970

		772,460

Total Industrial		1,643,928

Technology — 27.2%
Computers — 5.2%
Accenture plc, (Ireland), Class A	70	24,694
Apple, Inc.	4,457	1,116,150
Cognizant Technology Solutions Corp., Class A	67	5,177
Crowdstrike Holdings, Inc., Class A (a)	118	40,512
Dell Technologies, Inc., Class C	93	10,711
EPAM Systems, Inc. (a)	6	1,500
Fortinet, Inc. (a)	330	31,134
Gartner, Inc. (a)	8	3,726
Hewlett Packard Enterprise Co.	392	8,376
HP, Inc.	289	9,420
International Business Machines Corp.	103	22,597
Leidos Holdings, Inc.	13	1,919
NetApp, Inc.	59	6,891
Pure Storage, Inc., Class A (a)	92	5,651
Seagate Technology Holdings plc	59	5,090
Super Micro Computer, Inc. (a)	154	4,694
Western Digital Corp. (a)	102	6,056
Zscaler, Inc. (a)	47	8,447

		1,312,745

Office/Business Equipment — 0.0% (g)
Zebra Technologies Corp., Class A (a)	15	5,629

Semiconductors — 10.2%
Advanced Micro Devices, Inc. (a)	691	83,466
Analog Devices, Inc.	214	45,395
Applied Materials, Inc.	351	57,157
Broadcom, Inc.	1,896	439,511

SEE NOTES TO FINANCIAL STATEMENTS.

34	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Semiconductors — continued
Entegris, Inc.	60	5,922
Intel Corp.	1,828	36,642
KLA Corp.	57	35,854
Lam Research Corp.	554	40,020
Marvell Technology, Inc.	1,572	173,584
Microchip Technology, Inc.	223	12,810
Micron Technology, Inc.	474	39,859
Monolithic Power Systems, Inc.	21	12,254
NVIDIA Corp.	10,473	1,406,444
NXP Semiconductors NV, (Netherlands)	109	22,569
ON Semiconductor Corp. (a)	182	11,473
Qorvo, Inc. (a)	40	2,818
QUALCOMM, Inc.	477	73,312
Skyworks Solutions, Inc.	69	6,135
Teradyne, Inc.	69	8,691
Texas Instruments, Inc.	389	73,008

		2,586,924

Software — 11.8%
Adobe, Inc. (a)	224	99,490
Akamai Technologies, Inc. (a)	17	1,669
ANSYS, Inc. (a)	44	14,890
AppLovin Corp., Class A (a)	106	34,176
Aspen Technology, Inc. (a)	15	3,634
Atlassian Corp., (Australia), Class A (a)	82	19,849
Autodesk, Inc. (a)	109	32,125
Bentley Systems, Inc., Class B	72	3,346
Broadridge Financial Solutions, Inc.	15	3,312
Cadence Design Systems, Inc. (a)	139	41,771
Cloudflare, Inc., Class A (a)	34	3,635
Datadog, Inc., Class A (a)	143	20,492
Dayforce, Inc. (a)	15	1,111
DocuSign, Inc., Class A (a)	103	9,287
Dynatrace, Inc. (a)	151	8,184
Electronic Arts, Inc.	28	4,118
Fair Isaac Corp. (a)	12	24,295
Fidelity National Information Services, Inc.	265	21,393
Fiserv, Inc. (a)	298	61,139
HubSpot, Inc. (a)	25	17,352
Intuit, Inc.	143	89,649
Jack Henry & Associates, Inc.	29	5,160
Manhattan Associates, Inc. (a)	31	8,252
Microsoft Corp.	4,109	1,731,882
MicroStrategy, Inc., Class A (a)	93	26,916
MongoDB, Inc., Class A (a)	8	1,866
MSCI, Inc., Class A	38	22,536
Nutanix, Inc., Class A (a)	126	7,701
Oracle Corp.	844	140,607
Palantir Technologies, Inc., Class A (a)	1,034	78,165
Paychex, Inc.	36	5,111
Paycom Software, Inc.	5	1,066
PTC, Inc. (a)	60	11,057
ROBLOX Corp., Class A (a)	52	3,022
Roper Technologies, Inc.	55	28,495

SECURITY DESCRIPTION	SHARES	VALUE($)

Software — continued
Salesforce, Inc.	486	162,511
Samsara, Inc., Class A (a)	110	4,810
ServiceNow, Inc. (a)	105	111,176
Snowflake, Inc., Class A (a)	33	5,153
SS&C Technologies Holdings, Inc.	26	1,984
Synopsys, Inc. (a)	78	37,719
Take-Two Interactive Software, Inc. (a)	20	3,614
Twilio, Inc., Class A (a)	18	1,893
Tyler Technologies, Inc. (a)	22	12,443
Veeva Systems, Inc., Class A (a)	16	3,323
Workday, Inc., Class A (a)	108	27,963
Zoom Communications, Inc., Class A (a)	127	10,371

		2,969,713

Total Technology		6,875,011

Utilities — 0.5%
Electric — 0.5%
AES Corp. (The)	75	970
Alliant Energy Corp.	14	813
Ameren Corp.	30	2,656
American Electric Power Co., Inc.	63	5,823
CenterPoint Energy, Inc.	68	2,142
CMS Energy Corp.	24	1,608
Consolidated Edison, Inc.	43	3,795
Constellation Energy Corp.	34	7,597
Dominion Energy, Inc.	95	5,126
DTE Energy Co.	23	2,732
Duke Energy Corp.	91	9,786
Edison International	45	3,573
Entergy Corp.	47	3,528
Evergy, Inc.	30	1,834
Eversource Energy	39	2,245
Exelon Corp.	115	4,317
FirstEnergy Corp.	61	2,427
NextEra Energy, Inc.	226	16,201
NRG Energy, Inc.	22	2,000
PG&E Corp.	215	4,346
PPL Corp.	56	1,832
Public Service Enterprise Group, Inc.	53	4,445
Sempra	69	6,077
Southern Co. (The)	125	10,256
Vistra Corp.	37	5,119
WEC Energy Group, Inc.	36	3,341
Xcel Energy, Inc.	63	4,249

		118,838

Gas — 0.0% (g)
Atmos Energy Corp.	15	2,039
NiSource, Inc.	27	1,006

		3,045

Water — 0.0% (g)
American Water Works Co., Inc.	16	1,957
Essential Utilities, Inc.	6	236

		2,193

Total Utilities		124,076

Total Common Stocks (Cost $16,585,851)		25,211,631

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	35

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE ($)
Short-Term Investments — 0.2%
Time Deposits — 0.2%
Australia & New Zealand Banking Group Ltd., 3.68%, 01/02/2025	15,489	15,489
Citibank NA, 3.68%, 01/02/2025	19,849	19,849
Royal Bank of Canada, 3.68%, 01/02/2025	31,740	31,740
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 01/02/2025	4,609	4,609

Total Short-Term Investments (Cost $71,687)		71,687

Total Investments — 99.9% (Cost — $16,657,538)		25,283,318

Other Assets in Excess of Liabilities — 0.1%		16,014

NET ASSETS — 100.0%		$25,299,332

Percentages indicated are based on net assets.

Futures contracts outstanding as of December 31, 2024:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

E-mini Consumer Discretionary Select Sector Index	7	03/2025	USD	1,683	(81)

E-mini Consumer Staples Select Sector Index	11	03/2025	USD	919	(38)

E-mini Energy Select Sector Index	10	03/2025	USD	942	(37)

E-mini Financial Select Sector Index	58	03/2025	USD	8,886	(168)

E-mini Health Care Select Sector Index	20	03/2025	USD	2,852	(51)

E-mini Technology Select Sector Index	35	03/2025	USD	8,511	(232)

Micro E-mini NASDAQ 100 Index	42	03/2025	USD	1,858	(75)

NASDAQ 100 E-mini Index	2	03/2025	USD	877	(28)

S&P 500 E-mini Index	114	03/2025	USD	34,813	(979)

S&P Mid-Cap 400 E-mini Index	4	03/2025	USD	1,308	(49)

Total unrealized appreciation (depreciation)					(1,738)

SEE NOTES TO FINANCIAL STATEMENTS.

36	SIX CIRCLES TRUST	DECEMBER 31, 2024

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF DECEMBER 31, 2024
(a)	— Non-income producing security.
(g)	— Amount rounds to less than 0.05%.
USD	— United States Dollar

Summary of Investments by Industry, December 31, 2024

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Internet	16.2%

Software	11.8%

Semiconductors	10.2%

Banks	6.8%

Pharmaceuticals	6.2%

Retail	5.5%

Diversified Financial Services	5.2%

Computers	5.2%

Insurance	4.8%

Home Builders	3.2%

Transportation	3.1%

Healthcare — Services	3.0%

REITS	2.1%

Oil & Gas	2.0%

Beverages	1.9%

Healthcare — Products	1.6%

Electronics	1.2%

Commercial Services	1.1%

Machinery — Diversified	1.1%

Chemicals	1.0%

Others (Each less than 1.0%)	6.5%

Short-Term Investments	0.3%

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	37

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — 98.0%
Austria — 0.3%
Erste Group Bank AG	483		29,873
OMV AG	158		6,108
Verbund AG	59		4,292

			40,273

Belgium — 0.7%
Ageas SA	255		12,393
Anheuser-Busch InBev SA	236		11,808
D’ieteren Group	6		935
Elia Group SA	25		1,927
Groupe Bruxelles Lambert NV	119		8,141
KBC Group NV	329		25,407
Lotus Bakeries NV	—	(h)	1,153
Sofina SA	22		4,962
Syensqo SA	52		3,823
UCB SA	139		27,743
Warehouses De Pauw CVA	48		952

			99,244

Britain — 0.0% (g)
Hikma Pharmaceuticals plc	230		5,722

Canada — 1.8%
Agnico Eagle Mines Ltd.	66		5,194
Air Canada (a)	23		357
Alimentation Couche-Tard, Inc.	100		5,567
AltaGas Ltd.	39		910
ARC Resources Ltd.	79		1,426
Bank of Montreal	97		9,374
Bank of Nova Scotia (The)	164		8,795
Barrick Gold Corp.	232		3,598
BCE, Inc.	10		222
Brookfield Asset Management Ltd., Class A	47		2,550
Brookfield Corp.	181		10,401
Brookfield Renewable Corp.	18		489
CAE, Inc. (a)	42		1,077
Cameco Corp.	58		2,962
Canadian Apartment Properties REIT	11		322
Canadian Imperial Bank of Commerce	125		7,897
Canadian National Railway Co.	71		7,193
Canadian Natural Resources Ltd.	280		8,638
Canadian Pacific Kansas City Ltd.	124		8,943
Canadian Tire Corp. Ltd., Class A	7		721
Canadian Utilities Ltd., Class A	17		424
CCL Industries, Inc., Class B	20		1,024
Cenovus Energy, Inc.	182		2,753
CGI, Inc., Class A	27		2,950
Constellation Software, Inc.	3		8,241
Descartes Systems Group, Inc. (The)(a)	11		1,289
Dollarama, Inc.	37		3,631
Element Fleet Management Corp.	54		1,088
Emera, Inc.	38		1,429
Empire Co. Ltd., Class A	17		531
Enbridge, Inc.	288		12,233
Fairfax Financial Holdings Ltd.	3		3,808
First Quantum Minerals Ltd.(a)	94		1,214

SECURITY DESCRIPTION	SHARES	VALUE($)

Canada — continued
FirstService Corp.	5	977
Fortis, Inc.	66	2,724
Franco-Nevada Corp.	25	2,993
George Weston Ltd.	8	1,217
GFL Environmental, Inc.	30	1,353
Gildan Activewear, Inc., Class A	19	873
Great-West Lifeco, Inc.	37	1,230
Hydro One Ltd. (e)	44	1,347
iA Financial Corp., Inc.	12	1,157
IGM Financial, Inc.	11	347
Imperial Oil Ltd.	24	1,495
Intact Financial Corp.	24	4,299
Ivanhoe Mines Ltd., Class A (a)	99	1,171
Keyera Corp.	31	934
Kinross Gold Corp.	163	1,512
Loblaw Cos. Ltd.	20	2,646
Lundin Mining Corp., Class Common S	87	746
Magna International, Inc.	36	1,511
Manulife Financial Corp.	233	7,153
MEG Energy Corp., Class Common S	35	574
Metro, Inc.	28	1,758
National Bank of Canada	45	4,109
Nutrien Ltd.	65	2,930
Onex Corp.	8	645
Open Text Corp.	35	1,000
Pan American Silver Corp.	48	964
Parkland Corp.	18	415
Pembina Pipeline Corp., Class Common S	77	2,838
Power Corp. of Canada	74	2,320
Quebecor, Inc., Class B	21	451
Restaurant Brands International, Inc.	41	2,653
Rogers Communications, Inc., Class B	47	1,460
Royal Bank of Canada	187	22,585
Saputo, Inc.	33	581
Shopify, Inc., Class A (a)	160	17,082
Stantec, Inc.	15	1,188
Sun Life Financial, Inc.	76	4,539
Suncor Energy, Inc.	167	5,962
TC Energy Corp.	137	6,400
Teck Resources Ltd., Class B	60	2,445
TELUS Corp.	66	889
TFI International, Inc.	11	1,438
Thomson Reuters Corp.	21	3,346
TMX Group Ltd.	37	1,137
Toromont Industries Ltd.	11	850
Toronto-Dominion Bank (The)	231	12,318
Tourmaline Oil Corp.	47	2,161
West Fraser Timber Co. Ltd.	7	622
Wheaton Precious Metals Corp.	60	3,380
WSP Global, Inc.	17	3,036

		275,012

Chile — 0.1%
Antofagasta plc	388	7,678

SEE NOTES TO FINANCIAL STATEMENTS.

38	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
China — 0.0% (g)
Silergy Corp.	114	1,399

Denmark — 5.6%
AP Moller—Maersk A/S, Class A	4	5,827
AP Moller—Maersk A/S, Class B	6	10,335
Carlsberg A/S, Class B	25	2,400
Coloplast A/S, Class B	33	3,600
Danske Bank A/S	992	28,128
Demant A/S (a)	23	855
DSV A/S	270	57,397
Genmab A/S (a)	88	18,463
Novo Nordisk A/S, Class B	7,234	624,194
Novonesis (Novozymes) B, Class B	249	14,110
Orsted A/S (a) (e)	144	6,484
Pandora A/S	109	19,952
ROCKWOOL A/S, Class B	12	4,410
Tryg A/S	533	11,244
Vestas Wind Systems A/S (a)	1,331	18,260
Zealand Pharma A/S (a)	90	8,928

		834,587

Finland — 1.1%
Elisa OYJ	37	1,611
Fortum OYJ	386	5,397
Kesko OYJ, Class B	71	1,342
Kone OYJ, Class B	448	21,846
Metso OYJ	824	7,668
Neste OYJ	108	1,364
Nokia OYJ	1,381	6,111
Nordea Bank Abp	4,530	49,425
Orion OYJ, Class B	122	5,385
Sampo OYJ, Class A	782	31,928
Stora Enso OYJ, Class R	412	4,144
UPM-Kymmene OYJ	377	10,380
Wartsila OYJ Abp	665	11,782

		158,383

France — 13.2%
Accor SA	50	2,448
Aeroports de Paris SA	46	5,340
Air Liquide SA	409	66,497
Airbus SE	783	125,381
Alstom SA (a)	453	10,109
Amundi SA (e)	87	5,788
Arkema SA	39	2,987
AXA SA	2,783	99,034
BioMerieux	11	1,144
BNP Paribas SA	1,460	89,618
Bollore SE	178	1,096
Bouygues SA	249	7,364
Bureau Veritas SA	419	12,720
Capgemini SE	41	6,675
Carrefour SA	140	1,987
Cie de Saint-Gobain SA, Class A	598	53,163

SECURITY DESCRIPTION	SHARES	VALUE($)

France — continued
Cie Generale des Etablissements Michelin SCA	176	5,782
Covivio SA	14	711
Credit Agricole SA	1,525	20,982
Danone SA	169	11,405
Dassault Aviation SA	26	5,254
Dassault Systemes SE	176	6,091
Edenred SE	353	11,605
Eiffage SA	98	8,557
Engie SA	1,560	24,736
EssilorLuxottica SA	78	18,922
Eurazeo SE	60	4,441
Gecina SA	12	1,104
Getlink SE	395	6,297
Hermes International SCA	42	101,107
Ipsen SA	41	4,708
Kering SA	99	24,445
Klepierre SA	56	1,616
La Francaise des Jeux SACA (e)	26	999
Legrand SA	346	33,684
L’Oreal SA	676	239,216
LVMH Moet Hennessy Louis Vuitton SE	366	240,846
Orange SA	491	4,897
Pernod Ricard SA	53	6,039
Publicis Groupe SA	60	6,366
Renault SA	232	11,279
Rexel SA	292	7,434
Safran SA	479	104,900
Sanofi SA	1,258	122,335
Sartorius Stedim Biotech	7	1,436
Schneider Electric SE	720	179,329
SEB SA	6	567
Societe Generale SA	1,032	28,950
Sodexo SA	23	1,879
Teleperformance SE	72	6,136
Thales SA	122	17,524
TotalEnergies SE	2,302	128,242
Unibail—Rodamco-Westfield	31	2,311
Veolia Environnement SA	605	16,987
Vinci SA	659	67,899

		1,978,369

Germany — 13.9%
adidas AG	216	53,091
Allianz SE (Registered)	619	190,295
BASF SE	633	27,775
Bayer AG (Registered)	1,082	21,604
Bayerische Motoren Werke AG	353	28,834
Bechtle AG	21	663
Beiersdorf AG	279	35,853
Brenntag SE	171	10,262
Carl Zeiss Meditec AG	10	485
Commerzbank AG	1,359	22,314
Continental AG	29	1,922
Covestro AG (a)	127	7,606

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	39

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
CTS Eventim AG & Co. KGaA	16	1,337
Daimler Truck Holding AG	650	24,915
Delivery Hero SE, Class A (a) (e)	48	1,359
Deutsche Bank AG (Registered)	2,721	46,954
Deutsche Boerse AG	270	62,266
Deutsche Lufthansa AG (Registered)	798	5,129
Deutsche Post AG	1,347	47,553
Deutsche Telekom AG (Registered)	911	27,291
E.ON SE	1,921	22,381
Evonik Industries AG	182	3,169
Fresenius Medical Care AG	53	2,427
Fresenius SE & Co. KGaA (a)	110	3,814
GEA Group AG	206	10,256
Hannover Rueck SE	95	23,865
Heidelberg Materials AG	97	11,927
Henkel AG & Co. KGaA	25	1,927
Infineon Technologies AG	342	11,164
Knorr-Bremse AG	95	6,925
LEG Immobilien SE	19	1,644
Mercedes-Benz Group AG	906	50,495
Merck KGaA	142	20,711
MTU Aero Engines AG	71	23,690
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	211	106,672
Nemetschek SE	180	17,511
Puma SE	140	6,440
Rational AG	7	5,837
Rheinmetall AG	57	36,643
RWE AG	540	16,130
SAP SE	3,268	803,726
Scout24 SE (e)	19	1,720
Siemens AG (Registered)	1,002	195,352
Siemens Energy AG (a)	842	44,670
Siemens Healthineers AG (e)	74	3,888
Symrise AG, Class A	94	10,026
Talanx AG	102	8,678
Vonovia SE	196	5,960
Zalando SE (a) (e)	58	1,945

		2,077,101

Hong Kong — 0.3%
Prudential plc	5,010	39,761

Ireland — 1.0%
AerCap Holdings NV	256	24,528
AIB Group plc	2,655	14,680
Bank of Ireland Group plc	1,447	13,194
DCC plc	157	10,070
Experian plc	1,467	63,059
Kerry Group plc, Class A	39	3,774
Kingspan Group plc	201	14,615

		143,920

SECURITY DESCRIPTION	SHARES	VALUE($)

Italy — 3.4%
Amplifon SpA	32	822
Banco BPM SpA	1,836	14,863
BPER Banca SPA	1,418	9,044
Davide Campari-Milano NV	157	983
DiaSorin SpA	6	594
Enel SpA	6,963	49,692
Eni SpA	2,451	33,527
Ferrari NV	152	64,993
FinecoBank Banca Fineco SpA	878	15,319
Generali	1,487	42,061
Infrastrutture Wireless Italiane SpA (e)	85	864
Intesa Sanpaolo SpA	20,983	84,160
Leonardo SpA	534	14,365
Mediobanca Banca di Credito Finanziario SpA	718	10,488
Moncler SpA	311	16,394
Nexi SpA (a) (e)	734	4,088
Poste Italiane SpA (e)	725	10,250
Prysmian SpA	369	23,637
Recordati Industria Chimica e Farmaceutica SpA	117	6,114
Snam SpA	1,743	7,724
Telecom Italia SpA (a)	2,557	654
Terna—Rete Elettrica Nazionale	1,225	9,684
UniCredit SpA	2,113	84,633
Unipol Gruppo SpA	626	7,814

		512,767

Japan — 5.0%
Advantest Corp.	154	8,739
Aeon Co. Ltd.	131	3,075
AGC, Inc.	40	1,160
Aisin Corp.	107	1,191
Ajinomoto Co., Inc.	93	3,790
ANA Holdings, Inc.	31	568
Asahi Group Holdings Ltd.	290	3,041
Asahi Kasei Corp.	252	1,734
Asics Corp.	137	2,674
Astellas Pharma, Inc.	364	3,534
Bandai Namco Holdings, Inc.	119	2,842
Bridgestone Corp.	115	3,849
Brother Industries Ltd.	46	770
Canon, Inc.	187	6,084
Capcom Co. Ltd.	70	1,514
Central Japan Railway Co.	155	2,916
Chiba Bank Ltd. (The)	112	862
Chubu Electric Power Co., Inc.	130	1,364
Chugai Pharmaceutical Co. Ltd.	135	5,938
Concordia Financial Group Ltd.	213	1,169
Dai Nippon Printing Co. Ltd.	79	1,101
Daifuku Co. Ltd.	65	1,335
Dai-ichi Life Holdings, Inc.	182	4,839
Daiichi Sankyo Co. Ltd.	352	9,618
Daikin Industries Ltd.	53	6,172
Daito Trust Construction Co. Ltd.	12	1,330
Daiwa House Industry Co. Ltd.	120	3,669

SEE NOTES TO FINANCIAL STATEMENTS.

40	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Daiwa Securities Group, Inc.	267	1,761
Denso Corp.	379	5,231
Dentsu Group, Inc.	41	976
Disco Corp.	19	4,908
East Japan Railway Co.	182	3,225
Eisai Co. Ltd.	51	1,381
ENEOS Holdings, Inc.	550	2,883
FANUC Corp.	190	4,955
Fast Retailing Co. Ltd.	38	12,920
Fuji Electric Co. Ltd.	27	1,443
FUJIFILM Holdings Corp.	225	4,647
Fujikura Ltd.	50	2,054
Fujitsu Ltd.	332	5,839
Hankyu Hanshin Holdings, Inc.	46	1,209
Hikari Tsushin, Inc.	4	760
Hitachi Construction Machinery Co. Ltd.	21	468
Hitachi Ltd.	930	22,781
Honda Motor Co. Ltd.	900	8,573
Hoshizaki Corp.	22	853
Hoya Corp.	70	8,675
Hulic Co. Ltd.	91	792
Idemitsu Kosan Co. Ltd.	183	1,207
Inpex Corp.	176	2,211
Isuzu Motors Ltd.	113	1,540
ITOCHU Corp.	239	11,728
Japan Airlines Co. Ltd.	28	446
Japan Exchange Group, Inc.	201	2,228
Japan Post Bank Co. Ltd.	291	2,753
Japan Post Holdings Co. Ltd.	386	3,634
Japan Post Insurance Co. Ltd.	38	689
Japan Real Estate Investment Corp.	1	878
Japan Tobacco, Inc.	241	6,175
JFE Holdings, Inc.	116	1,310
Kajima Corp.	80	1,446
Kansai Electric Power Co., Inc. (The)	185	2,055
KAO Corp.	94	3,783
Kawasaki Kisen Kaisha Ltd.	76	1,076
KDDI Corp.	308	9,804
Keyence Corp.	39	15,852
Kikkoman Corp.	136	1,515
Kirin Holdings Co. Ltd.	155	2,014
Kobe Bussan Co. Ltd.	30	645
Kokusai Electric Corp.	30	394
Komatsu Ltd.	176	4,789
Konami Group Corp.	20	1,899
Kubota Corp.	188	2,173
Kyocera Corp.	259	2,569
Kyowa Kirin Co. Ltd.	48	716
Lasertec Corp.	16	1,509
LY Corp.	574	1,517
M3, Inc.	87	749
Makita Corp.	47	1,435
Marubeni Corp.	286	4,291
MatsukiyoCocokara & Co.	68	989

SECURITY DESCRIPTION	SHARES	VALUE($)

Japan — continued
McDonald’s Holdings Co. Japan Ltd	17	680
MEIJI Holdings Co. Ltd.	46	936
MINEBEA MITSUMI, Inc.	74	1,177
Mitsubishi Chemical Group Corp.	273	1,379
Mitsubishi Corp.	671	10,974
Mitsubishi Electric Corp.	382	6,442
Mitsubishi Estate Co. Ltd.	217	3,018
Mitsubishi HC Capital, Inc.	178	1,175
Mitsubishi Heavy Industries Ltd.	643	8,966
Mitsubishi UFJ Financial Group, Inc.	2,228	26,007
Mitsui & Co. Ltd.	506	10,500
Mitsui Chemicals, Inc.	34	731
Mitsui Fudosan Co. Ltd.	536	4,286
Mitsui OSK Lines Ltd.	69	2,391
Mizuho Financial Group, Inc.	484	11,813
MonotaRO Co. Ltd.	49	834
MS&AD Insurance Group Holdings, Inc.	258	5,574
Murata Manufacturing Co. Ltd.	339	5,384
NEC Corp.	49	4,219
Nexon Co. Ltd.	66	982
NIDEC Corp.,	168	3,009
Nintendo Co. Ltd.	208	12,138
Nippon Building Fund, Inc.	2	1,203
Nippon Paint Holdings Co. Ltd.	191	1,235
Nippon Sanso Holdings Corp.	34	943
Nippon Steel Corp.	182	3,653
Nippon Telegraph & Telephone Corp.	5,995	5,988
Nippon Yusen KK	88	2,936
Nissan Motor Co. Ltd.	454	1,377
Nissin Foods Holdings Co. Ltd.	41	988
Nitori Holdings Co. Ltd.	16	1,896
Nitto Denko Corp.	142	2,372
Nomura Holdings, Inc.	605	3,507
Nomura Research Institute Ltd.	75	2,211
NTT Data Group Corp.	126	2,390
Obayashi Corp.	130	1,716
Obic Co. Ltd.	65	1,937
Olympus Corp.	236	3,528
Omron Corp.	36	1,199
Ono Pharmaceutical Co. Ltd.	73	763
Oracle Corp. Japan	8	718
Oriental Land Co. Ltd.	219	4,719
ORIX Corp.	232	4,976
Osaka Gas Co. Ltd.	73	1,599
Otsuka Corp.	46	1,059
Otsuka Holdings Co. Ltd.	90	4,869
Pan Pacific International Holdings Corp.	76	2,067
Panasonic Holdings Corp.	468	4,781
Rakuten Group, Inc. (a)	304	1,637
Recruit Holdings Co. Ltd.	281	19,553
Renesas Electronics Corp. (a)	338	4,274
Resona Holdings, Inc.	420	3,025
Ricoh Co. Ltd.	107	1,213
SBI Holdings, Inc.	55	1,376

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	41

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
SCREEN Holdings Co. Ltd.	17	974
SCSK Corp.	32	661
Secom Co. Ltd.	85	2,870
Seiko Epson Corp.	59	1,059
Sekisui Chemical Co. Ltd.	75	1,286
Sekisui House Ltd.	120	2,864
Seven & i Holdings Co. Ltd.	444	6,962
SG Holdings Co. Ltd.	65	617
Shimadzu Corp.	48	1,335
Shimano, Inc.	15	2,072
Shin-Etsu Chemical Co. Ltd.	361	11,903
Shionogi & Co. Ltd.	151	2,116
Shiseido Co. Ltd.	81	1,423
Shizuoka Financial Group, Inc.	87	707
SMC Corp.	12	4,466
SoftBank Corp.	5,739	7,244
SoftBank Group Corp.	192	10,955
Sompo Holdings, Inc.	179	4,633
Sony Group Corp.	1,253	26,397
Subaru Corp.	117	2,084
Sumitomo Corp.	219	4,733
Sumitomo Electric Industries Ltd.	142	2,539
Sumitomo Metal Mining Co. Ltd.	50	1,142
Sumitomo Mitsui Financial Group, Inc.	748	17,952
Sumitomo Mitsui Trust Group, Inc.	130	3,046
Sumitomo Realty & Development Co. Ltd.	62	1,925
Suntory Beverage & Food Ltd.	27	867
Suzuki Motor Corp.	315	3,533
Sysmex Corp.	101	1,844
T&D Holdings, Inc.	98	1,797
Taisei Corp.	33	1,391
Takeda Pharmaceutical Co. Ltd.	319	8,450
TDK Corp.	390	5,023
Terumo Corp.	269	5,197
TIS, Inc.	43	1,020
Toho Co. Ltd.	23	891
Tokio Marine Holdings, Inc.	377	13,530
Tokyo Electric Power Co. Holdings, Inc. (a)	299	894
Tokyo Electron Ltd.	90	13,514
Tokyo Gas Co. Ltd.	68	1,884
Tokyu Corp.	108	1,147
TOPPAN Holdings, Inc.	48	1,281
Toray Industries, Inc.	278	1,758
TOTO Ltd.	28	664
Toyota Industries Corp.	33	2,614
Toyota Motor Corp.	2,060	40,216
Toyota Tsusho Corp.	127	2,248
Trend Micro, Inc./Japan	26	1,380
Unicharm Corp.	224	1,843
West Japan Railway Co.	88	1,562
Yakult Honsha Co. Ltd.	51	968
Yamaha Motor Co. Ltd.	185	1,633
Yaskawa Electric Corp.	46	1,171

SECURITY DESCRIPTION	SHARES	VALUE($)

Japan — continued
Yokogawa Electric Corp.	47	989
Zensho Holdings Co. Ltd.	19	1,087
ZOZO, Inc.	27	835

		740,750

Luxembourg — 0.1%
ArcelorMittal SA	331	7,687
CVC Capital Partners plc (a) (e)	304	6,727
Eurofins Scientific SE	35	1,797
Tenaris SA	103	1,951

		18,162

Netherlands — 6.9%
ABN AMRO Bank NV, CVA (e)	653	10,078
Adyen NV (a) (e)	31	46,404
Aegon Ltd.	2,142	12,748
Akzo Nobel NV	121	7,244
Argenx SE (a)	16	9,651
ASM International NV	94	54,351
ASML Holding NV	801	560,816
ASR Nederland NV	249	11,840
BE Semiconductor Industries NV	154	21,154
Euronext NV (e)	112	12,593
EXOR NV	143	13,144
Ferrovial SE	628	26,347
Heineken Holding NV	34	2,019
Heineken NV	75	5,338
IMCD NV	75	11,197
ING Groep NV	4,740	74,281
JDE Peet’s NV	31	534
Koninklijke Ahold Delhaize NV	241	7,861
Koninklijke KPN NV	1,035	3,774
Koninklijke Philips NV	211	5,353
NN Group NV	428	18,679
Prosus NV (a)	357	14,192
QIAGEN NV (a)	58	2,599
Randstad NV	145	6,113
Stellantis NV	2,371	30,839
Universal Music Group NV	217	5,552
Wolters Kluwer NV	315	52,289

		1,026,990

Norway — 0.6%
Aker BP ASA	82	1,619
DNB Bank ASA	1,285	25,662
Equinor ASA	893	21,188
Gjensidige Forsikring ASA	312	5,509
Kongsberg Gruppen ASA	116	13,072
Mowi ASA	122	2,084
Norsk Hydro ASA	1,003	5,515
Orkla ASA	178	1,541
Salmar ASA	17	792
Telenor ASA	160	1,781
Yara International ASA	120	3,181

		81,944

SEE NOTES TO FINANCIAL STATEMENTS.

42	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Poland — 0.0% (g)
InPost SA (a)	294	5,025

Portugal — 0.1%
EDP SA	2,737	8,755
Galp Energia SGPS SA	496	8,215
Jeronimo Martins SGPS SA	72	1,385

		18,355

Spain — 2.7%
Acciona SA	21	2,371
ACS Actividades de Construccion y Servicios SA	232	11,621
Aena SME SA (e)	99	20,184
Amadeus IT Group SA	119	8,381
Banco Bilbao Vizcaya Argentaria SA	8,270	80,918
Banco de Sabadell SA	7,822	15,201
Banco Santander SA	22,245	102,910
CaixaBank SA	5,732	31,117
Cellnex Telecom SA (e)	138	4,367
EDP Renovaveis SA	265	2,752
Endesa SA	283	6,078
Grifols SA (a)	48	449
Iberdrola SA	5,192	71,545
Industria de Diseno Textil SA	286	14,638
Redeia Corp. SA	243	4,151
Repsol SA	1,267	15,419
Telefonica SA	1,030	4,202

		396,304

Sweden — 3.8%
AddTech AB, Class B	343	9,338
Alfa Laval AB	382	15,994
Assa Abloy AB, Class B	1,324	39,097
Atlas Copco AB, Class A	3,548	54,146
Atlas Copco AB, Class B	2,042	27,587
Beijer Ref AB, Class B	508	7,503
Boliden AB	193	5,440
Epiroc AB, Class A	880	15,341
Epiroc AB, Class B	498	7,775
EQT AB	535	14,787
Essity AB, Class B	159	4,238
Evolution AB (e)	44	3,397
Fastighets AB Balder, Class B (a)	169	1,173
Getinge AB, Class B	59	964
H & M Hennes & Mauritz AB, Class B	147	1,981
Hexagon AB, Class B	539	5,147
Holmen AB, Class B	54	1,968
Industrivarden AB, Class A	173	5,468
Industrivarden AB, Class C	231	7,294
Indutrade AB	363	9,101
Investment AB Latour, Class B	194	4,847
Investor AB, Class B	2,484	65,806
L E Lundbergforetagen AB, Class B	108	4,886
Lifco AB, Class B	309	8,949
Nibe Industrier AB, Class B	1,988	7,770

SECURITY DESCRIPTION	SHARES		VALUE($)

Sweden — continued
Saab AB, Class B	420		8,881
Sagax AB, Class B	61		1,245
Sandvik AB	1,409		25,267
Securitas AB, Class B	646		7,982
Skandinaviska Enskilda Banken AB, Class A	2,275		31,173
Skanska AB, Class B	447		9,397
SKF AB, Class B	448		8,413
Spotify Technology SA (a)	40		17,883
Svenska Cellulosa AB SCA, Class B	429		5,443
Svenska Handelsbanken AB, Class A	2,092		21,596
Swedbank AB, Class A	1,217		24,030
Swedish Orphan Biovitrum AB (a)	51		1,470
Tele2 AB, Class B	143		1,408
Telefonaktiebolaget LM Ericsson, Class B	733		5,933
Telia Co. AB	614		1,707
Trelleborg AB, Class B	279		9,555
Volvo AB, Class A	238		5,811
Volvo AB, Class B	2,117		51,443

			568,634

Switzerland — 15.3%
ABB Ltd. (Registered)	2,085		112,589
Adecco Group AG (Registered)	222		5,481
Alcon AG	131		11,110
Avolta AG (a)	23		925
Bachem Holding AG, Class B	9		558
Baloise Holding AG (Registered)	69		12,524
Banque Cantonale Vaudoise (Registered)	43		3,949
Barry Callebaut AG (Registered)	12		15,512
BKW AG	18		3,041
Chocoladefabriken Lindt & Spruengli AG	3		36,196
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	38,133
Cie Financiere Richemont SA, Class A (Registered)	716		108,259
Clariant AG (Registered) (a)	152		1,695
Coca-Cola HBC AG (a)	896		30,618
DSM-Firmenich AG	131		13,279
EMS-Chemie Holding AG (Registered)	5		3,323
Galderma Group AG (a)	91		10,113
Geberit AG (Registered)	44		25,011
Givaudan SA (Registered)	7		28,628
Glencore plc (a)	10,224		45,029
Helvetia Holding AG (Registered)	58		9,612
Holcim AG (a)	369		35,569
Julius Baer Group Ltd.	296		19,173
Kuehne + Nagel International AG (Registered)	64		14,655
Logitech International SA (Registered)	39		3,254
Lonza Group AG (Registered)	19		11,178
Nestle SA (Registered)	8,572		703,262
Novartis AG (Registered)	2,172		211,475
Partners Group Holding AG	33		44,272
Roche Holding AG	810		227,018
Sandoz Group AG	451		18,474

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	43

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
Schindler Holding AG	55	15,236
Schindler Holding AG (Registered)	29	7,972
SGS SA (Registered)	200	20,061
SIG Group AG (a)	216	4,273
Sika AG (Registered)	108	25,808
Sonova Holding AG (Registered)	13	4,316
STMicroelectronics NV	177	4,433
Straumann Holding AG (Registered)	29	3,655
Swatch Group AG (The)	38	6,978
Swiss Life Holding AG (Registered)	45	35,037
Swiss Prime Site AG (Registered)	20	2,206
Swiss Re AG	477	69,076
Swisscom AG (Registered)	7	3,734
Temenos AG (Registered)	14	1,015
UBS Group AG (Registered)	4,717	144,422
VAT Group AG (e)	36	13,488
Zurich Insurance Group AG	231	137,560

		2,303,185

Taiwan — 2.2%
Alchip Technologies Ltd.	27	2,721
ASE Technology Holding Co. Ltd.	1,148	5,637
eMemory Technology, Inc.	22	2,248
Global Unichip Corp.	31	1,280
Globalwafers Co. Ltd.	91	1,057
Jentech Precision Industrial Co. Ltd.	29	1,345
MediaTek, Inc.	528	22,698
Nanya Technology Corp. (a)	451	401
Novatek Microelectronics Corp.	201	3,070
Realtek Semiconductor Corp.	169	2,921
Taiwan Semiconductor Manufacturing Co. Ltd.	8,557	278,103
United Microelectronics Corp.	3,916	5,101
Vanguard International Semiconductor Corp.	349	1,064

		327,646

United Arab Emirates — 0.0%
NMC Health plc (a) (bb) (cc)	116	—

United Kingdom — 19.9%
3i Group plc	1,667	74,191
Admiral Group plc	487	16,085
Anglo American plc	1,253	37,040
Ashtead Group plc	698	43,170
Associated British Foods plc	179	4,564
AstraZeneca plc	2,140	278,960
Auto Trader Group plc (e)	480	4,745
Aviva plc	4,947	28,997
BAE Systems plc	4,822	69,171
Barclays plc	24,885	83,246
Barratt Redrow plc	739	4,053
Berkeley Group Holdings plc	55	2,687
BP plc	21,754	107,531
British American Tobacco plc	1,074	38,751
BT Group plc, Class A	3,468	6,250
Bunzl plc	537	22,095

SECURITY DESCRIPTION	SHARES	VALUE($)

United Kingdom — continued
Centrica plc	2,763	4,610
Coca-Cola Europacific Partners plc	54	4,124
Compass Group plc	915	30,434
Croda International plc	131	5,532
Diageo plc	9,186	291,901
Endeavour Mining plc	182	3,254
Entain plc	327	2,811
GSK plc	5,721	96,493
Haleon plc	9,264	43,683
Halma plc	205	6,888
Hargreaves Lansdown plc	607	8,332
HSBC Holdings plc	31,172	306,207
Imperial Brands plc	432	13,828
Informa plc	719	7,173
InterContinental Hotels Group plc	86	10,682
Intertek Group plc	257	15,181
J Sainsbury plc	952	3,252
JD Sports Fashion plc	1,420	1,698
Kingfisher plc	984	3,058
Land Securities Group plc	382	2,793
Legal & General Group plc	10,965	31,484
Lloyds Banking Group plc	105,022	71,722
London Stock Exchange Group plc	819	115,568
M&G plc	3,856	9,542
Marks & Spencer Group plc	1,099	5,147
Melrose Industries plc	2,060	14,232
Mondi plc	435	6,470
National Grid plc	2,634	31,288
NatWest Group plc	12,088	60,575
Next plc	64	7,635
Pearson plc	325	5,217
Persimmon plc	173	2,584
Phoenix Group Holdings plc	1,300	8,281
Reckitt Benckiser Group plc	373	22,554
RELX plc	2,973	134,682
Rentokil Initial plc	4,038	20,154
Rio Tinto plc	1,112	65,613
Rolls-Royce Holdings plc (a)	13,572	96,244
Sage Group plc (The)	542	8,617
Schroders plc	1,382	5,585
Segro plc	689	6,041
Severn Trent plc	145	4,539
Shell plc	8,345	260,112
Smith & Nephew plc	474	5,872
Smiths Group plc	546	11,709
Spirax Group plc	117	9,994
SSE plc	595	11,930
Standard Chartered plc	3,598	44,297
Taylor Wimpey plc	1,910	2,908
Tesco plc	3,693	16,987
Unilever plc	2,989	169,819
United Utilities Group plc	370	4,870
Vodafone Group plc	11,982	10,222
Whitbread plc	96	3,550
Wise plc, Class A (a)	1,144	15,203
WPP plc	578	5,958

		2,990,675

SEE NOTES TO FINANCIAL STATEMENTS.

44	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — continued
United States — 0.0% (g)
RB Global, Inc.		24	2,201

Total Common Stocks
(Cost $12,655,249)			14,654,087

Preferred Stocks — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG		66	4,936
Dr Ing hc F Porsche AG (e)		138	8,334
Henkel AG & Co. KGaA		47	4,083
Porsche Automobil Holding SE		185	6,977
Sartorius AG		7	1,516
Volkswagen AG		249	22,965

Total Preferred Stocks
(Cost $59,126)			48,811

	PRINCIPAL AMOUNT($)
Short-Term Investments — 1.3%
Time Deposits — 1.3%
Australia & New Zealand Banking Group Ltd., 3.68%, 01/02/2025		34,015	34,015
BNP Paribas SA,
(0.45%), 01/03/2025	CHF	9,884	10,890
0.90%, 01/02/2025	DKK	206,096	28,628
Brown Brothers Harriman, 0.90%, 01/02/2025	DKK	32,980	4,581
2.35%, 01/02/2025	NOK	5,852	514

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Short-Term Investments — continued
Time Deposits — continued
CIBC,TORONTO, 3.68%, 01/02/2025		39	39
Citibank NA, 1.71%, 01/02/2025	EUR	43,351	44,905
3.68%, 01/02/2025		25,055	25,055
Royal Bank of Canada, 2.05%, 01/02/2025	CAD	3,168	2,204
3.67%, 01/02/2025	GBP	14,596	18,273
3.68%, 01/02/2025		3,725	3,725
Skandinaviska Enskilda Banken AB, (0.93%), 01/02/2025	SEK	33,421	3,021
Sumitomo Mitsui Banking Corp., 0.01%, 01/06/2025	JPY	853,849	5,427
3.68%, 01/02/2025		1,012	1,012
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 01/02/2025		10,898	10,898

Total Short-Term Investments (Cost $193,187)			193,187

Total Investments — 99.6% (Cost — $12,907,562)			14,896,085

Other Assets in Excess of Liabilities — 0.4%			56,481

NET ASSETS — 100.0%			$14,952,566

Percentages indicated are based on net assets.

Futures contracts outstanding as of December 31, 2024:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

Euro STOXX 50 Index	1,050	03/2025	EUR	53,796	(708)

FTSE 100 Index	342	03/2025	GBP	35,120	(95)

FTSE Taiwan Index	22	01/2025	USD	1,699	(15)

OMX Copenhagen 25 Index	366	01/2025	DKK	9,091	(43)

S&P Toronto Stock Exchange 60 Index	13	03/2025	CAD	2,729	(43)

STOXX 600 Insurance Index	25	03/2025	EUR	538	(8)

STOXX Europe 600 Index	193	03/2025	EUR	5,132	(79)

TOPIX Index	41	03/2025	JPY	7,167	94

Total unrealized appreciation (depreciation)					(897)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	45

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024
CVA	— Dutch Certification
OYJ	— Public Limited Company
REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

Summary of Investments by Industry, December 31, 2024

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	12.4%

Pharmaceuticals	11.6%

Insurance	7.0%

Semiconductors	6.8%

Food	5.9%

Software	5.7%

Oil & Gas	4.2%

Aerospace/Defense	3.5%

Cosmetics/Personal Care	3.4%

Commercial Services	3.3%

Apparel	2.9%

Auto Manufacturers	2.5%

Beverages	2.4%

Electric	1.9%

Diversified Financial Services	1.8%

Miscellaneous Manufacturers	1.7%

Chemicals	1.6%

Retail	1.5%

Electrical Components & Equipment	1.4%

Building Materials	1.3%

Electronics	1.3%

Mining	1.3%

Transportation	1.3%

Machinery—Diversified	1.2%

Engineering & Construction	1.2%

Private Equity	1.0%

Others (Each less than 1.0%)	8.6%

Short-Term Investments	1.3%

SEE NOTES TO FINANCIAL STATEMENTS.

46	SIX CIRCLES TRUST	DECEMBER 31, 2024

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — 105.0%
Asset-Backed Securities — 0.3%
Anchorage Capital CLO 28 Ltd., (Cayman Islands), Series 2024-28A, Class A, (CME Term SOFR 3 Month + 1.70%), 6.32%, 04/20/2037 (e) (aa)		2,000	2,013
Apex Credit CLO 2024-I Ltd., (Bermuda), Series 2024-1A, Class A1, (CME Term SOFR 3 Month + 1.80%), 6.42%, 04/20/2036 (e) (aa)		1,000	1,009
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (CME Term SOFR 3 Month + 1.31%), 5.97%, 01/15/2032 (e) (aa)		2,081	2,084
Atlas Senior Loan Fund Ltd., (Cayman Islands), Series 2017-8A, Class A, (CME Term SOFR 3 Month + 1.41%), 6.06%, 01/16/2030 (e) (aa)		198	198
BlueMountain CLO 2016-3 Ltd., (Cayman Islands), Series 2016-3A, Class A1R2, (CME Term SOFR 3 Month + 1.20%), 5.72%, 11/15/2030 (e) (aa)		734	736
CARLYLE US CLO Ltd., (Cayman Islands), Series 2018-2A, Class A1R, (CME Term SOFR 3 Month + 1.15%), 5.81%, 10/15/2031 (e) (aa)		2,385	2,388
CIFC Funding Ltd., (Cayman Islands), Series 2017-4A, Class A1R, (CME Term SOFR 3 Month + 1.21%), 5.85%, 10/24/2030 (e) (aa)		1,541	1,543
Crestline Denali CLO XV Ltd., (Cayman Islands), Series 2017-1A, Class AR, (CME Term SOFR 3 Month + 1.29%), 5.91%, 04/20/2030 (e) (aa)		896	896
Diameter Capital CLO 6 Ltd., (Cayman Islands), Series 2024-6A, Class A1, (CME Term SOFR 3 Month + 1.61%), 6.27%, 04/15/2037 (e) (aa)		2,700	2,704
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67%, 05/17/2032		770	762
Dryden 27 R Euro CLO 2017 DAC, (Ireland), Series 2017-27A, Class AR, (ICE LIBOR EUR 3 Month + 0.66%), 3.84%, 04/15/2033 (e) (aa)	EUR	6,724	6,932
Dryden Senior Loan Fund, (Cayman Islands), Series 2014-36A, Class AR3, (CME Term SOFR 3 Month + 1.28%), 5.94%, 04/15/2029 (e) (aa)		1,593	1,595
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70%, 07/16/2029		1,046	1,059
FHLBS, 1.25%, 06/15/2027		38	35
2.05%, 03/19/2035		230	175
Generate CLO 3 Ltd., (Cayman Islands), Series 3A, Class A2R, (CME Term SOFR 3 Month + 1.83%), 6.45%, 10/20/2036 (e) (aa)		2,400	2,410

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Asset-Backed Securities — continued
GM Financial Consumer Automobile Receivables Trust,
Series 2023-1, Class A3, 4.66%, 02/16/2028	1,814	1,815
Series 2023-1, Class A4, 4.59%, 07/17/2028	230	230
Series 2024-2, Class A3, 5.10%, 03/16/2029	1,175	1,187
Series 2024-2, Class B, 5.28%, 10/16/2029	850	861
Goldentree Loan Management US CLO 4 Ltd., (Cayman Islands), Series 2019-4A, Class ARR, (CME Term SOFR 3 Month + 1.15%), 5.78%, 04/24/2031 (e) (aa)	1,634	1,636
KKR CLO 28 Ltd., (Cayman Islands), Series 28A, Class AR, (CME Term SOFR 3 Month + 1.44%), 6.09%, 02/09/2035 (e) (aa)	1,100	1,104
Madison Park Funding XXIX Ltd., (Cayman Islands), Series 2018-29A, Class AR, (CME Term SOFR 3 Month + 1.18%), 5.81%, 10/18/2030 (e) (aa)	1,300	1,302
Marathon CLO 14 Ltd., (Cayman Islands), Series 2019-2A, Class A1AR, (CME Term SOFR 3 Month + 1.38%), 6.00%, 01/20/2033 (e) (aa)	1,400	1,401
Marble Point CLO X Ltd., (Cayman Islands), Series 2017-1A, Class AR, (CME Term SOFR 3 Month + 1.30%), 5.96%, 10/15/2030 (e) (aa)	190	190
Mountain View CLO 2017-2 LLC, (Cayman Islands), Series 2017-2A, Class AR, (CME Term SOFR 3 Month + 1.30%), 5.95%, 01/16/2031 (e) (aa)	933	934
Octagon Investment Partners 39 Ltd., (Cayman Islands), Series 2018-3A, Class AR, (CME Term SOFR 3 Month + 1.15%), 5.77%, 10/20/2030 (e) (aa)	2,571	2,574
Palmer Square CLO 2022-1 Ltd., (Cayman Islands), Series 2022-1A, Class A, (CME Term SOFR 3 Month + 1.32%), 5.94%, 04/20/2035 (e) (aa)	600	601
Regatta XIX Funding Ltd., (Cayman Islands), Series 2022-1A, Class A1, (CME Term SOFR 3 Month + 1.32%), 5.94%, 04/20/2035 (e) (aa)	1,000	1,002
Sound Point CLO XXIII, (Cayman Islands), Series 2019-2A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.09%, 07/15/2034 (e) (aa)	500	501
Sycamore Tree CLO 2023-2 Ltd., (Cayman Islands), Series 2023-2A, Class AR, (CME Term SOFR 3 Month + 1.68%), 6.30%, 01/20/2037 (e) (aa)	1,600	1,614

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	47

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Asset-Backed Securities — continued
Symphony CLO XXIV Ltd., (Cayman Islands), Series 2020-24A, Class AR, (CME Term SOFR 3 Month + 1.20%), 5.83%, 01/23/2032 (e) (aa)	871	873
TCW CLO 2024-1 Ltd., (Cayman Islands), Series 2024-1A, Class A1, (CME Term SOFR 3 Month + 1.60%), 6.25%, 01/16/2037 (e) (aa)	700	704
Venture 33 CLO Ltd., (Cayman Islands), Series 2018-33A, Class A1LR, (CME Term SOFR 3 Month + 1.32%), 5.98%, 07/15/2031 (e) (aa)	517	518
Voya CLO 2017-1 Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (CME Term SOFR 3 Month + 1.21%), 5.86%, 04/17/2030 (e) (aa)	1,154	1,156
Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/2028 (e)	325	333

Total Asset-Backed Securities (Cost $48,182)		47,075

Collateralized Mortgage Obligations — 2.0%
Citigroup Mortgage Loan Trust,
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (e) (z)	5,404	4,313
Series 2021-INV3, Class A11, (United States 30 Day Average SOFR + 0.85%), 5.00%, 05/25/2051 (e) (aa)	386	358
FHLMC REMICS,
Series 3404, Class SA, IF, IO, (5.89%—United States 30 Day Average SOFR), 1.29%, 01/15/2038 (aa)	908	76
Series 3680, Class SA, IF, IO, (4.89%—United States 30 Day Average SOFR), 0.29%, 06/15/2040 (aa)	1,933	92
Series 4023, Class S, IF, IO, (6.14%—United States 30 Day Average SOFR), 1.54%, 03/15/2042 (aa)	959	86
Series 4056, Class GS, IF, IO, (6.54%—United States 30 Day Average SOFR), 1.94%, 12/15/2041 (aa)	321	30
Series 4134, Class PI, IO, 3.00%, 11/15/2042	399	42
Series 4147, Class JI, IO, 3.50%, 12/15/2032	3,468	267
Series 4165, Class TI, IO, 3.00%, 12/15/2042	380	22
Series 4368, Class CZ, SUB, 3.75%, 11/15/2041	2,379	2,247
Series 4479, Class AI, IO, 3.50%, 09/15/2025	552	4
Series 4598, Class IK, IO, 3.50%, 03/15/2046	536	89

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Collateralized Mortgage Obligations — continued
Series 4710, Class EI, IO, 3.50%, 11/15/2031	2,285	138
Series 4751, Class EF, (United States 30 Day Average SOFR + 0.36%), 4.96%, 05/15/2041 (aa)	2,109	2,052
Series 4764, Class WF, (United States 30 Day Average SOFR + 0.41%), 5.01%, 02/15/2048 (aa)	4,228	4,103
Series 4790, Class F, (United States 30 Day Average SOFR + 0.30%), 4.90%, 10/15/2043 (aa)	1,565	1,524
Series 4825, Class SE, IF, IO, (6.09%—United States 30 Day Average SOFR), 1.49%, 09/15/2048 (aa)	3,491	409
Series 4830, Class IL, IO, 4.50%, 04/15/2048	1,532	354
Series 4888, Class IB, IO, 4.00%, 03/15/2047	284	48
Series 4930, Class IP, IO, 3.50%, 09/25/2048	4,452	577
Series 4990, Class MI, IO, 4.00%, 07/25/2050	3,753	834
Series 5003, Class AS, IF, IO, (5.99%—United States 30 Day Average SOFR), 1.42%, 08/25/2050 (aa)	6,537	819
Series 5013, Class IQ, IO, 3.50%, 09/25/2050	4,505	763
Series 5016, Class PI, IO, 3.00%, 09/25/2050	9,793	1,683
Series 5023, Class BI, IO, 2.00%, 10/25/2050	20,076	2,635
Series 5034, Class MI, IO, 2.00%, 11/25/2050	1,828	230
Series 5034, Class YI, IO, 4.00%, 11/25/2050	2,413	478
Series 5038, Class MI, IO, 4.00%, 11/25/2050	964	203
Series 5045, Class DI, IO, 2.50%, 11/25/2050	2,560	365
Series 5047, Class CI, IO, 2.00%, 12/25/2050	1,602	188
Series 5056, Class PI, IO, 2.50%, 12/25/2050	7,607	1,024
Series 5062, Class EI, IO, 2.00%, 01/25/2051	3,442	413
Series 5065, Class IG, IO, 3.00%, 01/25/2051	2,974	497
Series 5069, Class DI, IO, 3.50%, 02/25/2041	1,124	161
Series 5069, Class LI, IO, 2.50%, 02/25/2051	13,477	1,919
Series 5071, Class IN, IO, 4.00%, 08/25/2050	4,886	1,052

SEE NOTES TO FINANCIAL STATEMENTS.

48	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Series 5081, Class EI, IO, 2.50%, 03/25/2051	18,531	2,566
Series 5087, Class IL, IO, 3.00%, 03/25/2051	1,794	304
Series 5109, Class IE, IO, 2.50%, 05/25/2051	932	123
Series 5124, Class LI, IO, 4.50%, 07/25/2051	9,719	2,363
Series 5157, Class IA, IO, 3.00%, 10/25/2051	44,795	7,001
Series 5202, Class UI, IO, 3.50%, 01/25/2052	3,666	624
Series 5210, Class AI, IO, 3.50%, 01/25/2042	3,653	447
Series 5227, Class EI, IO, 4.00%, 04/25/2050	3,685	349
Series 5229, Class KI, IO, 4.50%, 08/25/2049	770	143
Series 5383, Class AF, (United States 30 Day Average SOFR + 1.00%), 5.85%, 08/15/2048 (aa)	800	807
FHLMC STRIPs,
Series 365, Class C2, IO, 4.00%, 06/15/2049	3,418	756
Series 399, Class C29, IO, 2.00%, 06/25/2052	9,267	1,183
Series 399, Class C30, IO, 2.00%, 06/25/2051	72,101	9,042
FNMA Interest STRIP,
Series 379, Class S56, IF, IO, (7.79%—United States 30 Day Average SOFR), 3.22%, 05/25/2037 (aa)	314	43
Series 405, Class 1, PO, Zero Coupon, 10/25/2040	257	198
Series 406, Class 23, IO, 6.00%, 11/25/2040 (z)	117	25
Series 413, Class C32, IO, 4.00%, 01/25/2039	1,235	192
Series 429, Class 161, IO, 2.00%, 03/25/2051	2,743	290
Series 429, Class 162, IO, 2.00%, 03/25/2051	2,130	226
Series 429, Class 163, IO, 2.00%, 02/25/2051	508	53
Series 429, Class 164, IO, 2.00%, 03/25/2051	935	100
FNMA REMICS,
Series 2007-30, Class JS, IF, IO, (6.33%—United States 30 Day Average SOFR), 1.76%, 04/25/2037 (aa)	1,273	129
Series 2012-35, Class SP, IF, IO, (6.39%—United States 30 Day Average SOFR), 1.82%, 04/25/2042 (aa)	1,812	179

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Collateralized Mortgage Obligations — continued
Series 2012-53, Class IO, IO, 3.50%, 05/25/2027	199	5
Series 2012-135, Class SB, IF, IO, (5.99%—United States 30 Day Average SOFR), 1.42%, 12/25/2042 (aa)	811	79
Series 2013-30, Class CA, 1.50%, 04/25/2043	1,124	910
Series 2013-109, Class BO, PO, Zero Coupon, 07/25/2043	411	237
Series 2014-34, Class US, IF, (8.37%—United States 30 Day Average SOFR), 0.00%, 06/25/2044 (aa)	67	55
Series 2014-47, Class FB, (United States 30 Day Average SOFR + 0.46%), 5.32%, 08/25/2054 (aa)	2,099	2,041
Series 2016-26, Class SY, IF, (6.77%—United States 30 Day Average SOFR), 0.00%, 11/25/2042 (aa)	514	306
Series 2016-40, Class EF, (United States 30 Day Average SOFR + 0.56%), 5.42%, 07/25/2046 (aa)	520	515
Series 2016-63, Class AS, IF, IO, (5.89%—United States 30 Day Average SOFR), 1.32%, 09/25/2046 (aa)	1,292	128
Series 2016-68, Class WI, IO, 1.41%, 10/25/2046 (z)	3,191	205
Series 2016-71, Class NI, IO, 3.50%, 04/25/2046	653	80
Series 2017-97, Class BF, (United States 30 Day Average SOFR + 0.41%), 4.98%, 12/25/2047 (aa)	4,059	3,954
Series 2018-67, Class HF, (United States 30 Day Average SOFR + 0.41%), 4.98%, 09/25/2048 (aa)	2,230	2,169
Series 2018-67, Class SH, IF, IO, (6.09%—United States 30 Day Average SOFR), 1.52%, 09/25/2048 (aa)	2,824	307
Series 2018-77, Class PF, (United States 30 Day Average SOFR + 0.41%), 4.98%, 10/25/2048 (aa)	1,774	1,725
Series 2019-47, Class SI, IO, 1.27%, 08/25/2049 (z)	9,636	782
Series 2019-48, Class IB, IO, 0.66%, 06/25/2039 (z)	18,114	341
Series 2019-53, Class IA, IO, 1.51%, 09/25/2049 (z)	19,527	1,465
Series 2019-68, Class US, IF, IO, (5.89%—United States 30 Day Average SOFR), 1.32%, 11/25/2049 (aa)	5,500	652

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	49

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Series 2019-78, Class DI, IO, 4.50%, 11/25/2049	518	98
Series 2020-29, Class SA, IO, 1.30%, 05/25/2050 (z)	4,035	225
Series 2020-33, Class IO, IO, 1.25%, 05/25/2050 (z)	10,671	634
Series 2020-42, Class CI, IO, 3.00%, 06/25/2050	11,499	1,738
Series 2020-60, Class BI, IO, 3.50%, 09/25/2050	10,352	1,859
Series 2020-68, Class CI, IO, 3.00%, 10/25/2050	7,893	1,412
Series 2020-74, Class PI, IO, 2.00%, 12/25/2049	9,282	1,131
Series 2020-86, Class PI, IO, 2.50%, 12/25/2050	2,977	413
Series 2020-89, Class IG, IO, 3.00%, 12/25/2050	1,360	233
Series 2020-89, Class IM, IO, 2.00%, 12/25/2050	9,125	1,190
Series 2020-89, Class LI, IO, 3.00%, 12/25/2050	10,468	1,794
Series 2020-99, Class IQ, IO, 3.00%, 01/25/2051	862	151
Series 2021-3, Class TI, IO, 2.50%, 02/25/2051	2,433	396
Series 2021-8, Class WI, IO, 1.81%, 03/25/2051 (z)	10,927	741
Series 2021-8, Class YF, (United States 30 Day Average SOFR + 0.20%), 5.05%, 03/25/2061 (aa)	6,985	6,991
Series 2021-36, Class YI, IO, 1.79%, 06/25/2061 (z)	12,480	836
Series 2021-47, Class PI, IO, 2.50%, 07/25/2051	602	73
Series 2022-52, Class IH, IO, 3.00%, 03/25/2051	9,622	1,732
Series 2024-10, Class AF, (United States 30 Day Average SOFR + 0.90%), 5.75%, 12/25/2050 (aa)	2,241	2,236
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 5.65%, 01/25/2051 (aa)	5,550	5,558
GNMA,
Series 2015-H03, Class FA, (CME Term SOFR 1 Month + 0.61%), 5.27%, 12/20/2064 (aa)	19	19
Series 2015-H33, Class FA, (CME Term SOFR 1 Month + 0.77%), 5.43%, 12/20/2065 (aa)	6,411	6,396
Series 2017-H03, Class HA, 3.00%, 01/20/2067	2,968	2,895
Series 2019-65, Class ID, IO, 4.00%, 02/20/2049	1,186	147

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Collateralized Mortgage Obligations — continued
Series 2019-H02, Class JA, 3.50%, 12/20/2068	1,763	1,654
Series 2019-H06, Class PT, 3.50%, 01/20/2069 (z)	1,589	1,503
Series 2019-H08, Class FE, (CME Term SOFR 1 Month + 0.76%), 5.42%, 01/20/2069 (aa)	4,710	4,677
Series 2019-H15, Class GA, 2.25%, 08/20/2069	138	133
Series 2019-H16, Class FD, (CME Term SOFR 1 Month + 0.91%), 5.57%, 10/20/2069 (aa)	2,125	2,139
Series 2020-142, Class LI, IO, 2.50%, 09/20/2050	9,683	1,369
Series 2020-142, Class MT, IF, IO, (6.04%—CME Term SOFR 1 Month), 0.05%, 07/20/2047 (aa)	11,396	21
Series 2020-142, Class TN, IF, IO, (6.09%—CME Term SOFR 1 Month), 0.10%, 09/20/2047 (aa)	15,215	60
Series 2020-176, Class FW, (CME Term SOFR 1 Month + 0.41%), 4.00%, 11/20/2050 (aa)	2,440	2,237
Series 2020-H12, Class F, (CME Term SOFR 1 Month + 0.61%), 5.27%, 07/20/2070 (aa)	1,323	1,307
Series 2020-H13, Class FA, (CME Term SOFR 1 Month + 0.56%), 5.22%, 07/20/2070 (aa)	8,469	8,349
Series 2020-H14, Class FH, (CME Term SOFR 1 Month + 1.36%), 6.02%, 08/20/2070 (aa)	6,670	6,811
Series 2020-H15, Class FH, (CME Term SOFR 1 Month + 1.16%), 5.82%, 07/20/2070 (aa)	2,579	2,599
Series 2020-H15, Class FK, (CME Term SOFR 1 Month + 1.36%), 6.02%, 04/20/2070 (aa)	4,678	4,748
Series 2020-H16, Class FN, (CME Term SOFR 1 Month + 1.36%), 6.02%, 09/20/2070 (aa)	1,753	1,790
Series 2021-23, Class GI, IO, 2.00%, 02/20/2051	10,575	1,239
Series 2021-44, Class TF, (United States 30 Day Average SOFR + 0.30%), 4.00%, 03/20/2051 (aa)	2,253	2,042
Series 2021-122, Class IT, IO, 2.50%, 07/20/2051	10,726	1,600
Series 2021-206, Class IG, IO, 2.50%, 09/20/2051	8,984	917
Series 2021-223, Class QI, IO, 2.50%, 10/20/2051	9,627	978
Series 2021-H03, Class ML, 7.11%, 01/20/2071 (z)	6,019	6,090

SEE NOTES TO FINANCIAL STATEMENTS.

50	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Series 2021-H05, Class FJ, (United States 30 Day Average SOFR + 0.75%), 5.35%, 03/20/2071 (aa)	268	266
Series 2021-H12, Class DF, (United States 30 Day Average SOFR + 1.50%), 6.10%, 08/20/2071 (aa)	1,981	2,022
Series 2021-H14, Class HF, (United States 30 Day Average SOFR + 1.50%), 6.10%, 09/20/2071 (aa)	7,815	8,038
Series 2021-H15, Class HB, 1.25%, 09/20/2065	205	187
Series 2021-H16, Class F, (United States 30 Day Average SOFR + 1.50%), 6.10%, 09/20/2071 (aa)	9,779	10,069
Series 2022-H09, Class FA, (United States 30 Day Average SOFR + 0.67%), 5.27%, 04/20/2072 (aa)	768	759
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 5.50%, 01/20/2073 (aa)	2,830	2,781
Series 2023-H02, Class FL, (United States 30 Day Average SOFR + 0.90%), 5.50%, 01/20/2073 (aa)	8,324	8,394
Series 2023-H02, Class JF, (United States 30 Day Average SOFR + 0.90%), 5.50%, 01/20/2073 (aa)	6,428	6,486
Series 2023-H03, Class FA, (United States 30 Day Average SOFR + 0.87%), 5.47%, 02/20/2073 (aa)	11,513	11,598
Series 2023-H09, Class FA, (United States 30 Day Average SOFR + 0.80%), 5.40%, 04/20/2073 (aa)	1,851	1,859
Series 2023-H11, Class FC, (United States 30 Day Average SOFR + 1.10%), 5.70%, 05/20/2073 (aa)	8,566	8,737
Series 2023-H11, Class FD, (United States 30 Day Average SOFR + 1.15%), 5.75%, 05/20/2073 (aa)	1,444	1,471
Series 2023-H15, Class FB, (United States 30 Day Average SOFR + 1.00%), 5.60%, 03/20/2073 (aa)	2,036	2,040
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 5.70%, 11/20/2073 (aa)	4,939	5,046
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 5.50%, 01/20/2074 (aa)	2,979	3,010
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 5.53%, 01/20/2074 (aa)	5,447	5,512
Series 2024-H02, Class FJ, (United States 30 Day Average SOFR + 1.00%), 5.60%, 12/20/2073 (aa)	3,929	3,937

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Collateralized Mortgage Obligations — continued
Series 2024-H07, Class FC, (United States 30 Day Average SOFR + 0.65%), 5.25%, 02/20/2074 (aa)	2,605	2,601
Series 2024-H11, Class FD, (United States 30 Day Average SOFR + 0.90%), 5.50%, 07/20/2074 (aa)	3,094	3,127
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (e) (z)	995	795
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 08/18/2043 (e)	1,531	1,487
MFA Trust, Series 2020-NQM2, Class A1, 1.38%, 04/25/2065 (e) (z)	1,905	1,826
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A6, (United States 30 Day Average SOFR + 0.85%), 5.00%, 09/25/2051 (e) (aa)	1,704	1,580
OBX Trust, Series 2021-INV2, Class A11, (United States 30 Day Average SOFR + 0.90%), 5.00%, 10/25/2051 (e) (aa)	404	375
PMT Loan Trust,
Series 2021-INV1, Class A11, (United States 30 Day Average SOFR + 0.90%), 5.00%, 07/25/2051 (e) (aa)	7,980	7,428
Series 2021-INV1, Class A3, 2.50%, 07/25/2051 (e) (z)	3,793	3,036
PRET Trust, Series 2024-RPL1, Class A1, 3.90%, 10/25/2063 (e) (z)	896	848
PRPM, Series 2024-NQM3, Class A1, SUB, 5.23%, 08/25/2069 (e)	4,198	4,160
PRPM Trust, Series 2024-NQM2, Class A1, SUB, 6.33%, 06/25/2069 (e)	915	922

Total Collateralized Mortgage Obligations (Cost $288,975)		274,752

Commercial Mortgage-Backed Securities — 0.4%
AREIT LLC, (Bermuda), Series 2023-CRE8, Class A, (CME Term SOFR 1 Month + 2.11%), 6.49%, 08/17/2041 (e) (aa)	1,676	1,689
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class ASB, 3.43%, 09/15/2048	68	67
BANK,
Series 2017-BNK7, Class AS, 3.75%, 09/15/2060	750	715
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (z)	500	484
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (z)	1,235	1,205
Barclays Commercial Mortgage Trust,
Series 2019-C5, Class A4, 3.06%, 11/15/2052	1,000	914

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	51

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)
(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Commercial Mortgage-Backed Securities — continued
Series 2019-C5, Class ASB, 2.99%, 11/15/2052	481	466
BBCMS Mortgage Trust,
Series 2020-C6, Class ASB, 2.60%, 02/15/2053	600	569
Series 2020-C7, Class A5, 2.04%, 04/15/2053	210	180
BCP Trust, Series 2021-330N, Class A, (CME Term SOFR 1 Month + 0.91%), 5.31%, 06/15/2038 (e) (aa)	2,800	2,599
Benchmark Mortgage Trust,
Series 2020-B16, Class AM, 2.94%, 02/15/2053 (z)	350	303
Series 2020-B17, Class A5, 2.29%, 03/15/2053	500	428
Series 2020-B20, Class A5, 2.03%, 10/15/2053	750	618
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.77%, 06/15/2056	832	854
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 5.76%, 09/15/2036 (e) (aa)	4,600	4,356
BX Commercial Mortgage Trust, Series 2021-21M, Class A, (CME Term SOFR 1 Month + 0.84%), 5.24%, 10/15/2036 (e) (aa)	2,025	2,013
CD Mortgage Trust, Series 2017-CD5, Class AAB, 3.22%, 08/15/2050	505	496
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 08/15/2050	1,100	1,054
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class AS, 4.11%, 09/10/2058	500	483
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	250	218
COMM Mortgage Trust, Series 2016-CR28, Class ASB, 3.53%, 02/10/2049	86	85
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB, 3.31%, 11/15/2049	98	97
CSMC, Series 2020-FACT, Class A, (CME Term SOFR 1 Month + 1.96%), 6.36%, 10/15/2037 (e) (aa)	2,100	2,053
FHLMC Multifamily Structured Pass Through Certificates,
Series K047, Class A2, 3.33%, 05/25/2025 (z)	931	925
Series K057, Class A2, 2.57%, 07/25/2026	850	828
Series K063, Class A2, 3.43%, 01/25/2027 (z)	1,000	978
Series K071, Class A2, 3.29%, 11/25/2027	500	482

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Mortgage-Backed Securities — continued
Series K073, Class A2, 3.35%, 01/25/2028	1,000	964
Series K075, Class A2, 3.65%, 02/25/2028 (z)	500	486
Series K094, Class A2, 2.90%, 06/25/2029	112	104
Series K103, Class A2, 2.65%, 11/25/2029	500	455
Series K108, Class A2, 1.52%, 03/25/2030	304	260
Series K117, Class A2, 1.41%, 08/25/2030	1,500	1,254
Series K118, Class A2, 1.49%, 09/25/2030	500	419
Series K737, Class A2, 2.53%, 10/25/2026	650	628
Series K755, Class A2, 5.20%, 02/25/2031	2,000	2,035
Series KJ50, Class A2, 4.23%, 10/25/2034 (z)	5,900	5,595
Series K-152, Class A2, 3.78%, 11/25/2032 (z)	2,500	2,320
Series K-161, Class A2, 4.90%, 10/25/2033	1,500	1,494
FNMA-ACES,
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	437	424
Series 2016-M5, Class A2, 2.47%, 04/25/2026	421	411
Series 2017-M11, Class A2, 2.98%, 08/25/2029	943	876
Series 2017-M12, Class A2, 3.06%, 06/25/2027 (z)	83	80
Series 2017-M13, Class A2, 2.93%, 09/25/2027 (z)	453	434
Series 2018-M8, Class A2, 3.30%, 06/25/2028 (z)	900	865
Series 2020-M46, Class A2, 1.32%, 05/25/2030	1,000	848
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	250	229
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A4, 3.33%, 05/15/2049	500	490
Series 2016-C31, Class A5, 3.10%, 11/15/2049	500	479
Series 2016-C32, Class A4, 3.72%, 12/15/2049	1,000	972
UBS Commercial Mortgage Trust,
Series 2018-C11, Class ASB, 4.12%, 06/15/2051	475	470
Series 2018-C12, Class A5, 4.30%, 08/15/2051	1,380	1,337

SEE NOTES TO FINANCIAL STATEMENTS.

52	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Commercial Mortgage-Backed Securities — continued
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A5, 3.42%, 09/15/2050		1,000	954
Series 2017-C40, Class A4, 3.58%, 10/15/2050		550	529
Series 2018-C44, Class A5, 4.21%, 05/15/2051		1,000	969
Series 2021-C60, Class A4, 2.34%, 08/15/2054		550	464

Total Commercial Mortgage-Backed Securities (Cost $56,220)			52,004

Corporate Bonds — 25.3%
Basic Materials — 0.6%
Chemicals — 0.4%
Air Liquide Finance SA, (France),
Reg. S, 0.38%, 05/27/2031	EUR	2,100	1,849
Reg. S, 0.63%, 06/20/2030	EUR	5,600	5,128
Reg. S, 2.88%, 09/16/2032	EUR	5,000	5,094
Air Products and Chemicals, Inc., 2.80%, 05/15/2050		5	3
4.00%, 03/03/2035	EUR	900	975
Akzo Nobel NV, (Netherlands), Reg. S, 1.50%, 03/28/2028	EUR	1,000	987
Argentum Netherlands BV for Givaudan SA, (Netherlands),
Reg. S, 1.13%, 09/17/2025	EUR	800	819
Reg. S, 2.00%, 09/17/2030	EUR	1,000	981
Arkema SA, (France),
Reg. S, 0.75%, 12/03/2029	EUR	1,000	930
Reg. S, (EUR Swap Rate 5 Year + 1.57%), 1.50%, 10/21/2025 (aa) (x)	EUR	1,000	1,006
Reg. S, 1.50%, 04/20/2027	EUR	1,000	1,008
Brenntag Finance BV, (Netherlands),
Reg. S, 0.50%, 10/06/2029	EUR	500	458
Reg. S, 1.13%, 09/27/2025	EUR	1,000	1,023
CF Industries, Inc., 4.50%, 12/01/2026 (e)		1,800	1,781
Covestro AG, (Germany), Reg. S, 0.88%, 02/03/2026	EUR	1,875	1,909
Dow Chemical Co. (The), 4.55%, 11/30/2025		118	118
5.25%, 11/15/2041		600	557
6.90%, 05/15/2053		525	579
DuPont de Nemours, Inc., 4.73%, 11/15/2028		854	850
5.32%, 11/15/2038		24	24
5.42%, 11/15/2048		297	296
Eastman Chemical Co., 5.00%, 08/01/2029		40	40
5.63%, 02/20/2034		110	110
Ecolab, Inc., 1.30%, 01/30/2031		26	21
2.13%, 02/01/2032		48	40
2.70%, 12/15/2051		2	1

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Chemicals — continued
FMC Corp., 5.15%, 05/18/2026		675	676
5.65%, 05/18/2033		2,485	2,458
Givaudan Finance Europe BV, (Netherlands),
Reg. S, 1.00%, 04/22/2027	EUR	100	100
Reg. S, 4.13%, 11/28/2033	EUR	1,950	2,126
Huntsman International LLC, 4.50%, 05/01/2029		975	930
LANXESS AG, (Germany), Reg. S, 0.63%, 12/01/2029	EUR	500	451
Linde Finance BV, (Netherlands),
Reg. S, 0.25%, 05/19/2027	EUR	1,000	978
Reg. S, 0.55%, 05/19/2032	EUR	800	690
Reg. S, 1.00%, 04/20/2028	EUR	1,005	994
Linde plc, (Ireland),
Reg. S, 0.00%, 09/30/2026	EUR	500	496
Reg. S, 1.00%, 09/30/2051	EUR	4,400	2,761
Reg. S, 3.40%, 02/14/2036	EUR	1,900	1,971
Linde, Inc., 1.63%, 12/01/2025	EUR	350	359
LYB International Finance II BV, (Netherlands),
0.88%, 09/17/2026	EUR	1,000	1,000
1.63%, 09/17/2031	EUR	1,000	933
LYB International Finance III LLC, 5.50%, 03/01/2034		110	108
Nutrien Ltd., (Canada), 5.40%, 06/21/2034		1,620	1,610
PPG Industries, Inc.,
0.88%, 11/03/2025	EUR	1,000	1,019
1.20%, 03/15/2026		5	5
1.40%, 03/13/2027	EUR	1,000	1,008
2.75%, 06/01/2029	EUR	1,000	1,024
RPM International, Inc.,
2.95%, 01/15/2032		50	43
3.75%, 03/15/2027		190	186
4.55%, 03/01/2029		50	49
Sherwin-Williams Co. (The), 4.80%, 09/01/2031		210	207
Syensqo SA, (Belgium), Reg. S, 2.75%, 12/02/2027	EUR	1,000	1,036
Westlake Corp., 1.63%, 07/17/2029	EUR	3,000	2,899
Yara International ASA, (Norway), 3.15%, 06/04/2030 (e)		1,000	897

			53,601

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 8.88%, 05/15/2031		10	12
Mondi Finance Europe GmbH, (Austria), Reg. S, 2.38%, 04/01/2028	EUR	500	510

			522

Iron/Steel — 0.0% (g)
ArcelorMittal SA, (Luxembourg), 6.80%, 11/29/2032		19	20

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	53

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Iron/Steel — continued
Nucor Corp.,
2.70%, 06/01/2030		3	3
2.98%, 12/15/2055		8	5
Steel Dynamics, Inc., 3.25%, 01/15/2031		3,120	2,814

			2,842

Mining — 0.2%
Barrick PD Australia Finance Pty Ltd., (Australia), 5.95%, 10/15/2039		920	930
BHP Billiton Finance Ltd., (Australia),
Series 10, Reg. S, 3.25%, 09/24/2027	EUR	1,898	1,992
Series 12, Reg. S, 4.30%, 09/25/2042	GBP	3,000	3,130
BHP Billiton Finance USA Ltd., (Australia),
4.75%, 02/28/2028		10	10
5.25%, 09/08/2030		9	9
5.50%, 09/08/2053		135	132
Freeport-McMoRan, Inc.,
4.13%, 03/01/2028		1,500	1,459
5.40%, 11/14/2034		4	4
5.45%, 03/15/2043		30	28
Glencore Finance Europe Ltd., (Jersey),
Reg. S, 1.50%, 10/15/2026	EUR	3,500	3,533
Reg. S, 3.75%, 04/01/2026	EUR	1,500	1,566
Kinross Gold Corp., (Canada),
4.50%, 07/15/2027		2,500	2,476
6.25%, 07/15/2033		1,070	1,112
Newmont Corp. / Newcrest Finance Pty Ltd, 5.35%, 03/15/2034		550	548
Norsk Hydro ASA, (Norway), Reg. S, 2.00%, 04/11/2029	EUR	800	791
Rio Tinto Finance plc, (United Kingdom), Reg. S, 4.00%, 12/11/2029	GBP	2,000	2,425
Rio Tinto Finance USA Ltd., (Australia), 2.75%, 11/02/2051		26	16
Silfin NV, (Belgium), Reg. S, 5.13%, 07/17/2030	EUR	2,500	2,696
Southern Copper Corp., 5.25%, 11/08/2042		127	115
Yamana Gold, Inc., (Canada), 2.63%, 08/15/2031		2,705	2,277

			25,249

Total Basic Materials			82,214

Communications — 1.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The), 3.38%, 03/01/2041		4	3
JCDecaux SE, (France),
Reg. S, 1.63%, 02/07/2030	EUR	1,000	950
Reg. S, 2.63%, 04/24/2028	EUR	1,000	1,025
Reg. S, 5.00%, 01/11/2029	EUR	600	659

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Advertising — continued
MMS USA Holdings, Inc.,
Reg. S, 1.25%, 06/13/2028	EUR	2,200	2,157
Reg. S, 1.75%, 06/13/2031	EUR	6,900	6,598
Omnicom Group, Inc., 5.30%, 11/01/2034		50	49

			11,441

Internet — 0.4%
Alphabet, Inc.,
1.90%, 08/15/2040		700	458
2.25%, 08/15/2060		25	13
Amazon.com, Inc.,
3.10%, 05/12/2051		5	4
3.25%, 05/12/2061		5	3
Booking Holdings, Inc.,
0.50%, 03/08/2028	EUR	4,500	4,340
1.80%, 03/03/2027	EUR	1,500	1,531
3.63%, 11/12/2028	EUR	339	362
3.88%, 03/21/2045	EUR	4,800	4,939
4.13%, 05/12/2033	EUR	762	832
Expedia Group, Inc., 4.63%, 08/01/2027		700	697
Meta Platforms, Inc., 5.55%, 08/15/2064		255	250
Netflix, Inc.,
Reg. S, 3.63%, 06/15/2030	EUR	2,050	2,187
Reg. S, 3.88%, 11/15/2029	EUR	11,091	11,946
4.63%, 05/15/2029	EUR	8,050	8,927
5.40%, 08/15/2054		20	19
Prosus NV, (Netherlands),
Reg. S, 1.29%, 07/13/2029	EUR	6,900	6,475
Reg. S, 1.54%, 08/03/2028	EUR	1,000	969
Reg. S, 1.99%, 07/13/2033	EUR	3,637	3,215
Reg. S, 2.03%, 08/03/2032	EUR	3,900	3,537
Reg. S, 2.09%, 01/19/2030	EUR	1,000	967
Reg. S, 2.78%, 01/19/2034	EUR	3,000	2,793
Uber Technologies, Inc.,
4.80%, 09/15/2034		450	431
5.35%, 09/15/2054		15	14
VeriSign, Inc.,
2.70%, 06/15/2031		178	153
4.75%, 07/15/2027		27	27
5.25%, 04/01/2025		27	27

			55,116

Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.70%, 04/01/2051		894	559
3.90%, 06/01/2052		980	630
3.95%, 06/30/2062		50	31
4.80%, 03/01/2050		6	5
5.13%, 07/01/2049		560	440
5.50%, 04/01/2063		5	4

SEE NOTES TO FINANCIAL STATEMENTS.

54	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Media — continued
Comcast Corp.,
0.25%, 09/14/2029	EUR	3,100	2,854
1.88%, 02/20/2036	GBP	575	512
1.95%, 01/15/2031		2,875	2,405
3.20%, 07/15/2036		5	4
3.75%, 04/01/2040		30	24
4.25%, 10/15/2030		160	154
4.60%, 10/15/2038		10	9
5.10%, 06/01/2029		20	20
5.25%, 09/26/2040	GBP	700	834
Cox Communications, Inc.,
3.85%, 02/01/2025 (e)		1,500	1,498
5.45%, 09/01/2034 (e)		985	954
5.95%, 09/01/2054 (e)		580	538
Discovery Communications LLC, 4.13%, 05/15/2029		940	876
FactSet Research Systems, Inc.,
2.90%, 03/01/2027		955	917
3.45%, 03/01/2032		47	41
Fox Corp.,
5.48%, 01/25/2039		95	90
6.50%, 10/13/2033		770	812
Informa plc, (United Kingdom),
Reg. S, 1.25%, 04/22/2028	EUR	9,600	9,436
Reg. S, 3.13%, 07/05/2026	GBP	1,100	1,337
Reg. S, 3.63%, 10/23/2034	EUR	2,750	2,841
ITV plc, (United Kingdom),
Reg. S, 1.38%, 09/26/2026	EUR	362	367
Reg. S, 4.25%, 06/19/2032	EUR	8,400	8,793
Pearson Funding plc, (United Kingdom),
Reg. S, 3.75%, 06/04/2030	GBP	2,475	2,894
Reg. S, 5.38%, 09/12/2034	GBP	1,100	1,346
TDF Infrastructure SASU, (France), Reg. S, 1.75%, 12/01/2029	EUR	4,500	4,238
Time Warner Cable LLC,
4.50%, 09/15/2042		50	38
5.50%, 09/01/2041		800	680

			46,181

Telecommunications — 0.7%
A1 Towers Holding GmbH, (Austria), Reg. S, 5.25%, 07/13/2028	EUR	12,500	13,773
America Movil SAB de CV, (Mexico),
2.13%, 03/10/2028	EUR	1,300	1,321
4.38%, 08/07/2041	GBP	1,500	1,594
5.00%, 10/27/2026	GBP	1,200	1,503
AT&T, Inc.,
1.70%, 03/25/2026		62	60
1.80%, 09/05/2026	EUR	2,250	2,293
2.05%, 05/19/2032	EUR	200	191
3.50%, 06/01/2041		2,140	1,641
3.65%, 06/01/2051		1,800	1,273
4.25%, 06/01/2043	GBP	200	200

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — continued
4.30%, 12/15/2042		12	10
5.40%, 02/15/2034		1,280	1,285
7.00%, 04/30/2040	GBP	400	552
Corning, Inc., 5.45%, 11/15/2079		15	14
Deutsche Telekom International Finance BV, (Netherlands), 8.75%, 06/15/2030		50	58
Emirates Telecommunications Group Co. PJSC, (United Arab Emirates), Reg. S, 0.88%, 05/17/2033	EUR	1,600	1,381
Koninklijke KPN NV, (Netherlands),
Reg. S, 3.88%, 02/16/2036	EUR	1,600	1,693
Reg. S, 5.75%, 09/17/2029	GBP	2,000	2,576
Motorola Solutions, Inc.,
2.75%, 05/24/2031		120	104
5.40%, 04/15/2034		1,540	1,540
NBN Co. Ltd., (Australia), Reg. S, 4.13%, 03/15/2029	EUR	2,000	2,170
Nokia OYJ, (Finland), 6.63%, 05/15/2039		50	51
NTT Finance Corp., (Japan),
Reg. S, 0.08%, 12/13/2025	EUR	1,000	1,011
Reg. S, 0.34%, 03/03/2030	EUR	500	451
Reg. S, 0.40%, 12/13/2028	EUR	1,000	942
Optus Finance Pty Ltd., (Australia), Reg. S, 1.00%, 06/20/2029	EUR	1,400	1,323
Orange SA, (France),
Reg. S, 0.00%, 09/04/2026	EUR	2,000	1,983
Reg. S, 0.50%, 09/04/2032	EUR	100	85
Reg. S, 3.25%, 01/15/2032	GBP	1,100	1,231
9.00%, 03/01/2031		120	143
OTE plc, (United Kingdom), Reg. S, 0.88%, 09/24/2026	EUR	100	100
Proximus SADP, (Belgium),
Reg. S, 0.75%, 11/17/2036	EUR	200	150
Reg. S, 3.75%, 03/27/2034	EUR	200	211
Reg. S, 4.00%, 03/08/2030	EUR	200	216
Reg. S, 4.13%, 11/17/2033	EUR	300	327
Rogers Communications, Inc., (Canada), 5.30%, 02/15/2034		1,550	1,512
SES SA, (Luxembourg), Reg. S, 3.50%, 01/14/2029	EUR	100	101
Sprint Capital Corp.,
6.88%, 11/15/2028		2,621	2,783
8.75%, 03/15/2032		90	108
Swisscom AG, (Switzerland), Reg. S, 0.13%, 09/15/2032	CHF	430	453
Swisscom Finance BV, (Netherlands), Reg. S, 3.88%, 05/29/2044	EUR	6,875	7,271
Tele2 AB, (Sweden), Reg. S, 3.75%, 11/22/2029	EUR	7,800	8,218
Telefonaktiebolaget LM Ericsson, (Sweden),
Reg. S, 1.00%, 05/26/2029	EUR	1,315	1,239
Reg. S, 5.38%, 05/29/2028	EUR	8,870	9,816

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	55

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Telecommunications — continued
Telefonica Emisiones SA, (Spain),
Reg. S, 1.86%, 07/13/2040	EUR	4,800	3,788
7.05%, 06/20/2036		130	143
Telekom Finanzmanagement GmbH, (Austria), Reg. S, 1.50%, 12/07/2026	EUR	200	203
Telenor ASA, (Norway), Reg. S, 0.25%, 02/14/2028	EUR	1,300	1,247
Telia Co. AB, (Sweden), Reg. S, 2.13%, 02/20/2034	EUR	700	666
Telstra Corp. Ltd., (Australia), Reg. S, 1.00%, 04/23/2030	EUR	1,025	963
Telstra Group Ltd., (Australia), Reg. S, 3.75%, 05/04/2031	EUR	3,500	3,781
T-Mobile USA, Inc.,
2.05%, 02/15/2028		40	37
2.55%, 02/15/2031		70	60
3.30%, 02/15/2051		10	7
3.60%, 11/15/2060		324	215
3.75%, 04/15/2027		31	30
3.88%, 04/15/2030		3,420	3,218
4.38%, 04/15/2040		12	10
4.50%, 04/15/2050		100	82
5.15%, 04/15/2034		10	10
5.25%, 06/15/2055		650	591
5.50%, 01/15/2055		105	99
Verizon Communications, Inc.,
0.88%, 04/08/2027	EUR	475	472
1.68%, 10/30/2030		8	7
2.50%, 04/08/2031	GBP	1,000	1,081
2.55%, 03/21/2031		437	377
2.65%, 11/20/2040		950	650
3.25%, 02/17/2026	EUR	200	209
3.88%, 03/01/2052		370	274
4.02%, 12/03/2029		2	2
4.75%, 10/31/2034	EUR	200	228
4.78%, 02/15/2035 (e)		20	19

			93,426

Total Communications			206,164

Consumer Cyclical — 1.5%
Airlines — 0.0% (g)
easyJet FinCo. BV, (Netherlands), Reg. S, 1.88%, 03/03/2028	EUR	639	637
International Consolidated Airlines Group SA, (Spain), Reg. S, 3.75%, 03/25/2029	EUR	800	842
Ryanair DAC, (Ireland), Reg. S, 0.88%, 05/25/2026	EUR	1,500	1,513
Southwest Airlines Co., 5.13%, 06/15/2027		1,150	1,155
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		525	516
4.63%, 04/15/2029 (e)		360	343

			5,006

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Apparel — 0.0% (g)
Burberry Group plc, (United Kingdom), Reg. S, 1.13%, 09/21/2025	GBP	825	1,002
LVMH Moet Hennessy Louis Vuitton SE, (France),
Reg. S, 0.13%, 02/11/2028	EUR	800	767
Reg. S, 1.13%, 02/11/2027	GBP	1,200	1,401
Tapestry, Inc.,
3.05%, 03/15/2032		28	24
5.10%, 03/11/2030		70	69
5.50%, 03/11/2035		30	29

			3,292

Auto Manufacturers — 0.7%
American Honda Finance Corp.,
1.50%, 10/19/2027	GBP	2,300	2,640
3.75%, 10/25/2027	EUR	3,300	3,497
Cummins, Inc., 5.45%, 02/20/2054		22	21
Ford Motor Co., 3.25%, 02/12/2032		700	582
Ford Motor Credit Co. LLC,
4.00%, 11/13/2030		545	491
4.45%, 02/14/2030	EUR	2,075	2,209
4.95%, 05/28/2027		3,065	3,037
6.80%, 11/07/2028		200	207
7.35%, 03/06/2030		1,120	1,186
General Motors Co.,
5.20%, 04/01/2045		560	486
6.25%, 10/02/2043		55	55
6.60%, 04/01/2036		520	546
General Motors Financial Co., Inc.,
Reg. S, 0.65%, 09/07/2028	EUR	5,267	4,994
2.35%, 02/26/2027		10	9
2.70%, 08/20/2027		1,450	1,370
2.70%, 06/10/2031		585	496
2.75%, 06/20/2025		40	40
5.00%, 04/09/2027		1,120	1,121
Hyundai Capital America,
4.88%, 11/01/2027 (e)		1,815	1,811
6.50%, 01/16/2029 (e)		1,085	1,132
Mercedes-Benz Finance North America LLC, 5.00%, 01/11/2034 (e)		210	203
Mercedes-Benz Group AG, (Germany), Reg. S, 1.13%, 11/06/2031	EUR	15	14
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)		3,000	2,957
PACCAR Financial Europe BV, (Netherlands), Reg. S, 3.25%, 11/29/2025	EUR	5,000	5,201
RCI Banque SA, (France),
Reg. S, 1.13%, 01/15/2027	EUR	800	797
Reg. S, 4.75%, 07/06/2027	EUR	2,100	2,244
Toyota Finance Australia Ltd., (Australia), Reg. S, 3.39%, 03/18/2030	EUR	2,675	2,806

SEE NOTES TO FINANCIAL STATEMENTS.

56	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Auto Manufacturers — continued
Toyota Motor Finance Netherlands BV, (Netherlands), Reg. S, 3.13%, 07/11/2029	EUR	1,496	1,559
Traton Finance Luxembourg SA, (Luxembourg), Reg. S, 3.75%, 03/27/2030	EUR	5,100	5,348
Volkswagen Bank GmbH, (Germany),
Reg. S, 1.25%, 12/15/2025	EUR	1,000	1,019
Reg. S, 4.25%, 01/07/2026	EUR	20,000	20,957
Reg. S, 4.63%, 05/03/2031	EUR	2,500	2,686
Volkswagen Financial Services AG, (Germany), Reg. S, 2.25%, 10/16/2026	EUR	10	10
Volkswagen Financial Services NV, (Netherlands), Reg. S, 1.13%, 07/05/2026	GBP	1,000	1,175
Volkswagen Group of America Finance LLC, 5.30%, 03/22/2027 (e)		1,540	1,541
Volkswagen International Finance NV, (Netherlands),
Reg. S, (EUR Swap Rate 9 Year + 3.96%), 3.88%, 06/17/2029 (aa) (x)	EUR	2,000	1,928
Reg. S, 4.13%, 11/15/2025	EUR	8,000	8,361
Reg. S, 4.25%, 03/29/2029	EUR	1,500	1,600
Reg. S, (EUR Swap Rate 12 Year + 2.97%), 4.63%, 03/24/2026 (aa) (x)	EUR	210	217
Volkswagen Leasing GmbH, (Germany),
Reg. S, 0.38%, 07/20/2026	EUR	1,500	1,494
Reg. S, 1.50%, 06/19/2026	EUR	5,000	5,065

			93,112

Auto Parts & Equipment — 0.1%
BorgWarner, Inc., 1.00%, 05/19/2031	EUR	100	89
Cie Generale des Etablissements Michelin SCA, (France), Reg. S, 0.63%, 11/02/2040	EUR	300	199
Magna International, Inc., (Canada), 2.45%, 06/15/2030		1,000	879
Pirelli & C SpA, (Italy), Reg. S, 4.25%, 01/18/2028	EUR	2,925	3,137
Robert Bosch GmbH, (Germany), Reg. S, 4.00%, 06/02/2035	EUR	4,500	4,858

			9,162

Distribution/Wholesale — 0.2%
Bunzl Finance plc, (United Kingdom),
Reg. S, 1.50%, 10/30/2030	GBP	1,050	1,093
Reg. S, 3.38%, 04/09/2032	EUR	5,025	5,187
IMCD NV, (Netherlands),
Reg. S, 3.63%, 04/30/2030	EUR	11,306	11,716
Reg. S, 4.88%, 09/18/2028	EUR	5,980	6,499
LKQ Corp., 5.75%, 06/15/2028		135	137

			24,632

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Entertainment — 0.1%
Smithsonian Institution, 1.87%, 09/01/2029		1,000	867
Universal Music Group NV, (Netherlands), Reg. S, 3.75%, 06/30/2032	EUR	3,700	3,926
Warnermedia Holdings, Inc.,
4.69%, 05/17/2033	EUR	1,500	1,554
5.05%, 03/15/2042		865	697
5.14%, 03/15/2052		1,000	746

			7,790

Food Service — 0.1%
Compass Group plc, (United Kingdom),
Reg. S, 2.00%, 07/03/2029	GBP	2,500	2,810
Reg. S, 3.25%, 02/06/2031	EUR	2,512	2,640
Reg. S, 3.25%, 09/16/2033	EUR	6,300	6,524
Sodexo SA, (France),
Reg. S, 1.00%, 07/17/2028	EUR	500	486
Reg. S, 1.00%, 04/27/2029	EUR	1,000	955
Reg. S, 2.50%, 06/24/2026	EUR	500	516

			13,931

Home Builders — 0.0% (g)
Berkeley Group plc (The), (United Kingdom), Reg. S, 2.50%, 08/11/2031	GBP	172	172
Lennar Corp., 5.00%, 06/15/2027		10	10
MDC Holdings, Inc., 6.00%, 01/15/2043		5	5
NVR, Inc., 3.00%, 05/15/2030		152	137
PulteGroup, Inc.,
6.38%, 05/15/2033		24	26
7.88%, 06/15/2032		30	34
Toll Brothers Finance Corp., 3.80%, 11/01/2029		100	94

			478

Leisure Time — 0.0% (g)
Amadeus IT Group SA, (Spain),
Reg. S, 1.50%, 09/18/2026	EUR	1,000	1,018
Reg. S, 2.88%, 05/20/2027	EUR	500	519

			1,537

Lodging — 0.2%
Accor SA, (France),
Reg. S, 1.75%, 02/04/2026	EUR	6,900	7,064
Reg. S, 2.38%, 11/29/2028	EUR	3,500	3,521
Reg. S, 3.88%, 03/11/2031	EUR	300	317
Choice Hotels International, Inc., 5.85%, 08/01/2034		40	40
Hyatt Hotels Corp.,
4.38%, 09/15/2028		10	10
5.25%, 06/30/2029		275	275
IHG Finance LLC, Reg. S, 4.38%, 11/28/2029	EUR	7,725	8,425

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	57

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Lodging — continued
InterContinental Hotels Group plc, (United Kingdom),
Reg. S, 2.13%, 08/24/2026	GBP	600	715
Reg. S, 2.13%, 05/15/2027	EUR	3,000	3,062
Reg. S, 3.38%, 10/08/2028	GBP	450	528
Las Vegas Sands Corp.,
5.90%, 06/01/2027		15	15
6.00%, 08/15/2029		115	117
6.20%, 08/15/2034		35	35
Marriott International, Inc.,
4.88%, 05/15/2029		30	30
5.00%, 10/15/2027		775	781
5.30%, 05/15/2034		80	80
5.35%, 03/15/2035		830	820
5.45%, 09/15/2026		87	88
Series HH, 2.85%, 04/15/2031		624	545
Whitbread Group plc, (United Kingdom), Reg. S, 2.38%, 05/31/2027	GBP	1,000	1,170

			27,638

Retail — 0.1%
Alimentation Couche-Tard, Inc., (Canada), 5.27%, 02/12/2034 (e)		560	546
AutoNation, Inc., 4.75%, 06/01/2030		1,300	1,255
AutoZone, Inc.,
1.65%, 01/15/2031		2,595	2,136
4.75%, 02/01/2033		850	816
5.20%, 08/01/2033		25	25
6.25%, 11/01/2028		30	31
Darden Restaurants, Inc.,
4.35%, 10/15/2027		20	20
4.55%, 10/15/2029		55	53
6.30%, 10/10/2033		20	21
Dick’s Sporting Goods, Inc.,
3.15%, 01/15/2032		85	74
4.10%, 01/15/2052		65	48
Ferguson Enterprises, Inc., 5.00%, 10/03/2034		295	282
Genuine Parts Co., 4.95%, 08/15/2029		910	906
Greene King Finance plc, (United Kingdom), Series A2, 5.32%, 09/15/2031	GBP	24	30
Home Depot, Inc. (The),
4.20%, 04/01/2043		818	692
4.95%, 06/25/2034		155	153
McDonald’s Corp.,
Reg. S, 0.90%, 06/15/2026	EUR	1,500	1,516
Reg. S, 1.75%, 05/03/2028	EUR	1,000	1,005
Reg. S, 1.88%, 05/26/2027	EUR	1,000	1,024
Reg. S, 2.38%, 05/31/2029	EUR	200	203
3.63%, 09/01/2049		58	42
4.60%, 05/26/2045		20	17
O’Reilly Automotive, Inc.,
3.90%, 06/01/2029		2	2

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Retail — continued
4.20%, 04/01/2030		8	7
4.70%, 06/15/2032		6	6
Pandora A/S, (Denmark),
Reg. S, 3.88%, 05/31/2030	EUR	3,950	4,177
Reg. S, 4.50%, 04/10/2028	EUR	3,525	3,811
Roadster Finance DAC, (Ireland), Reg. S, 2.38%, 12/08/2027	EUR	500	493
Walmart, Inc.,
2.55%, 04/08/2026	EUR	2,550	2,647
4.50%, 09/09/2052		15	13
4.50%, 04/15/2053		19	17

			22,068

Total Consumer Cyclical			208,646

Consumer Non-cyclical — 3.6%
Agriculture — 0.7%
Altria Group, Inc.,
3.13%, 06/15/2031	EUR	12,900	13,056
3.40%, 02/04/2041		75	54
3.70%, 02/04/2051		110	75
3.88%, 09/16/2046		95	69
4.00%, 02/04/2061		60	42
5.80%, 02/14/2039		6	6
5.95%, 02/14/2049		6	6
6.20%, 11/01/2028		75	78
6.20%, 02/14/2059		8	8
BAT Capital Corp.,
2.26%, 03/25/2028		10	9
3.56%, 08/15/2027		646	625
4.54%, 08/15/2047		104	83
4.76%, 09/06/2049		5	4
5.83%, 02/20/2031		65	67
6.00%, 02/20/2034		15	15
7.08%, 08/02/2043		10	11
7.08%, 08/02/2053		15	16
BAT International Finance plc, (United Kingdom),
Reg. S, 1.25%, 03/13/2027	EUR	625	628
Reg. S, 2.25%, 06/26/2028	GBP	860	978
Reg. S, 2.25%, 01/16/2030	EUR	2,500	2,477
Reg. S, 2.25%, 09/09/2052	GBP	1,500	854
Reg. S, 3.13%, 03/06/2029	EUR	559	580
Reg. S, 4.13%, 04/12/2032	EUR	5,950	6,323
4.45%, 03/16/2028		20	20
5.93%, 02/02/2029		1,825	1,880
Reg. S, 6.00%, 11/24/2034	GBP	600	756
British American Tobacco plc, (United Kingdom), Series 5.25, Reg. S, (EUR Swap Rate 5 Year + 3.37%), 3.00%, 09/27/2026 (aa) (x)	EUR	2,000	2,030
Cargill, Inc.,
1.70%, 02/02/2031 (e)		750	618
2.13%, 04/23/2030 (e)		1,500	1,308

SEE NOTES TO FINANCIAL STATEMENTS.

58	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Agriculture — continued
4.76%, 11/23/2045 (e)		375	332
Imperial Brands Finance Netherlands BV, (Netherlands), Reg. S, 5.25%, 02/15/2031	EUR	9,300	10,460
Imperial Brands Finance plc, (United Kingdom),
Reg. S, 3.38%, 02/26/2026	EUR	1,161	1,207
Reg. S, 5.50%, 09/28/2026	GBP	4,000	5,035
5.50%, 02/01/2030 (e)		2,000	2,022
JT International Financial Services BV, (Netherlands),
Reg. S, 1.00%, 11/26/2029	EUR	4,700	4,416
Reg. S, 2.75%, 09/28/2033	GBP	4,475	4,577
Reg. S, (EUR Swap Rate 5 Year + 3.18%), 2.88%, 10/07/2083 (aa)	EUR	1,254	1,252
Reg. S, 3.63%, 04/11/2034	EUR	5,000	5,142
Louis Dreyfus Co. Finance BV, (Netherlands), Reg. S, 3.50%, 10/22/2031	EUR	1,500	1,552
Philip Morris International, Inc.,
0.13%, 08/03/2026	EUR	1,000	995
1.45%, 08/01/2039	EUR	3,800	2,781
1.75%, 11/01/2030		70	58
1.88%, 11/06/2037	EUR	1,000	815
3.13%, 06/03/2033	EUR	9,100	9,310
3.75%, 01/15/2031	EUR	6,850	7,243
4.63%, 11/01/2029		4,050	3,994
5.13%, 02/13/2031		635	635
5.25%, 02/13/2034		30	30
6.38%, 05/16/2038		105	113
Reynolds American, Inc., 5.85%, 08/15/2045		90	86
Sudzucker International Finance BV, (Netherlands), Reg. S, 5.13%, 10/31/2027	EUR	500	541
Viterra Finance BV, (Netherlands),
Reg. S, 0.38%, 09/24/2025	EUR	1,000	1,015
Reg. S, 1.00%, 09/24/2028	EUR	2,050	1,961

			98,248

Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 02/01/2036		1,700	1,612
4.90%, 02/01/2046		1,533	1,395
Anheuser-Busch InBev SA, (Belgium), Reg. S, 2.75%, 03/17/2036	EUR	10	10
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 06/01/2040		5	4
Carlsberg Breweries A/S, (Denmark), Reg. S, 3.50%, 11/26/2026	EUR	4,100	4,313

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Beverages — continued
CCEP Finance Ireland DAC, (Ireland), Reg. S, 0.50%, 09/06/2029	EUR	300	278
Coca-Cola Co. (The), 0.13%, 03/09/2029	EUR	4,800	4,462
0.50%, 03/09/2033	EUR	700	594
0.80%, 03/15/2040	EUR	5,800	4,206
1.25%, 03/08/2031	EUR	1,000	943
2.75%, 06/01/2060		175	102
3.00%, 03/05/2051		230	152
3.45%, 03/25/2030		70	66
5.40%, 05/13/2064		470	453
Coca-Cola Europacific Partners plc, (United Kingdom),
Reg. S, 1.13%, 04/12/2029	EUR	1,000	963
Reg. S, 1.75%, 03/27/2026	EUR	2,000	2,051
Coca-Cola HBC Finance BV, (Netherlands), Reg. S, 1.63%, 05/14/2031	EUR	893	851
Constellation Brands, Inc.,
2.25%, 08/01/2031		10	8
4.35%, 05/09/2027		35	35
4.90%, 05/01/2033		60	58
Diageo Finance plc, (United Kingdom),
Reg. S, 1.25%, 03/28/2033	GBP	3,000	2,851
Reg. S, 2.50%, 03/27/2032	EUR	600	599
Reg. S, 2.75%, 06/08/2038	GBP	625	591
PepsiCo., Inc.,
0.40%, 10/09/2032	EUR	1,750	1,502
0.75%, 10/14/2033	EUR	2,950	2,531
1.13%, 03/18/2031	EUR	1,000	935
4.20%, 07/18/2052		45	37
4.65%, 02/15/2053		3	3

			31,605

Biotechnology — 0.1%
Amgen, Inc.,
1.90%, 02/21/2025		10	10
4.05%, 08/18/2029		39	37
4.40%, 05/01/2045		35	29
5.15%, 03/02/2028		10	10
5.25%, 03/02/2033		1,505	1,495
5.60%, 03/02/2043		615	600
5.65%, 03/02/2053		450	434
Gilead Sciences, Inc.,
3.65%, 03/01/2026		65	64
4.00%, 09/01/2036		315	278
4.80%, 04/01/2044		265	238
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050		155	92
Royalty Pharma plc, (United Kingdom),
2.15%, 09/02/2031		60	49
3.30%, 09/02/2040		65	47

			3,383

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	59

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Commercial Services — 1.1%
AA Bond Co. Ltd., (Jersey), Reg. S, 6.85%, 07/31/2031		GBP 100	128
Abertis Infraestructuras SA, (Spain), Reg. S, 3.38%, 11/27/2026		GBP 4,400	5,326
APRR SA, (France), Reg. S, 1.88%, 01/03/2029		EUR 4,000	3,980
ASTM SpA, (Italy),
Reg. S, 1.00%, 11/25/2026		EUR 1,000	1,001
Reg. S, 1.63%, 02/08/2028		EUR 500	496
Autoroutes du Sud de la France SA, (France), Reg. S, 1.25%, 01/18/2027		EUR 3,900	3,937
Autostrade per l’Italia SpA, (Italy),
Reg. S, 1.63%, 01/25/2028		EUR 7,000	6,940
Reg. S, 2.25%, 01/25/2032		EUR 7,000	6,577
Ayvens SA, (France),
Reg. S, 1.25%, 03/02/2026		EUR 3,000	3,047
Reg. S, 3.88%, 01/24/2028		EUR 1,100	1,166
Babcock International Group plc, (United Kingdom), Reg. S, 1.38%, 09/13/2027		EUR 22,627	22,391
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 0.89%, 09/29/2025		1,500	1,455
Reg. S, 0.89%, 12/10/2025		200	192
Cintas Corp. No. 2, 4.00%, 05/01/2032		30	28
East Nippon Expressway Co. Ltd., (Japan), Series 66, 0.10%, 12/18/2026		JPY 100,000	627
Edenred SE, (France), Reg. S, 1.88%, 03/06/2026		EUR 500	512
Elis SA, (France), Reg. S, 3.75%, 03/21/2030		EUR 2,000	2,108
Equifax, Inc.,
3.10%, 05/15/2030		1,800	1,631
5.10%, 12/15/2027		90	91
ERAC USA Finance LLC,
4.50%, 02/15/2045 (e)		400	342
4.60%, 05/01/2028 (e)		1,100	1,093
4.90%, 05/01/2033 (e)		865	840
7.00%, 10/15/2037 (e)		800	903
Experian Finance plc, (United Kingdom),
Reg. S, 1.38%, 06/25/2026	EUR	2,625	2,677
Reg. S, 3.25%, 04/07/2032		GBP 425	478
Reg. S, 3.38%, 10/10/2034		EUR 6,661	6,887
Global Payments, Inc., 3.20%, 08/15/2029		80	73
4.88%, 03/17/2031		EUR 2,050	2,242
Holding d’Infrastructures de Transport SASU, (France),
Reg. S, 0.63%, 09/14/2028		EUR 300	284
Reg. S, 2.50%, 05/04/2027		EUR 1,600	1,639
Johns Hopkins University, Series A, 2.81%, 01/01/2060		600	355
ManpowerGroup, Inc.,
Reg. S, 1.75%, 06/22/2026		EUR 1,000	1,020
Reg. S, 3.50%, 06/30/2027		EUR 500	524

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — continued
Massachusetts Institute of Technology,
3.89%, 07/01/2116		663	465
4.68%, 07/01/2114		550	466
Moody’s Corp., 1.75%, 03/09/2027	EUR	1,125	1,150
Motability Operations Group plc, (United Kingdom), Reg. S, 5.75%, 06/17/2051	GBP	2,425	2,951
President and Fellows of Harvard College, 2.52%, 10/15/2050		10	6
Prosegur Cash SA, (Spain), Reg. S, 1.38%, 02/04/2026	EUR	1,500	1,528
Quanta Services, Inc.,
2.35%, 01/15/2032		60	50
2.90%, 10/01/2030		45	40
3.05%, 10/01/2041		30	21
RELX Capital, Inc., 4.75%, 05/20/2032		610	595
RELX Finance BV, (Netherlands),
Reg. S, 0.50%, 03/10/2028	EUR	500	483
Reg. S, 0.88%, 03/10/2032	EUR	9,000	7,996
Reg. S, 1.38%, 05/12/2026	EUR	1,000	1,019
Reg. S, 3.75%, 06/12/2031	EUR	7,000	7,501
Rentokil Initial plc, (United Kingdom), Reg. S, 5.00%, 06/27/2032	GBP	4,000	4,828
S&P Global, Inc.,
2.30%, 08/15/2060		41	21
2.45%, 03/01/2027		35	33
5.25%, 09/15/2033		35	35
Securitas Treasury Ireland DAC, (Ireland), Reg. S, 3.88%, 02/23/2030	EUR	6,525	6,924
SGS Nederland Holding BV, (Netherlands), Reg. S, 0.13%, 04/21/2027	EUR	2,500	2,435
Transurban Finance Co. Pty Ltd., (Australia),
Reg. S, 1.45%, 05/16/2029	EUR	7,000	6,768
Reg. S, 3.00%, 04/08/2030	EUR	100	103
Reg. S, 4.23%, 04/26/2033	EUR	1,450	1,582
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/2035		300	283
Trustees of Princeton University (The), 4.20%, 03/01/2052		1,295	1,091
University of Oxford, (United Kingdom), Reg. S, 2.54%, 12/08/2117	GBP	1,500	915
University of Southern California, 4.98%, 10/01/2053		656	614
Verisk Analytics, Inc.,
5.25%, 06/05/2034		80	79
5.50%, 06/15/2045		28	26
5.75%, 04/01/2033		17	18
Washington University (The), 4.35%, 04/15/2122		255	197
Series 2022, 3.52%, 04/15/2054		900	650
Wellcome Trust Ltd. (The), (United Kingdom),
Reg. S, 1.50%, 07/14/2071	GBP	1,500	667
Reg. S, 2.52%, 02/07/2118	GBP	200	122

SEE NOTES TO FINANCIAL STATEMENTS.

60	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Commercial Services — continued
West Nippon Expressway Co. Ltd., (Japan), Series 29, 0.31%, 02/12/2026	JPY	200,000	1,266
Wolters Kluwer NV, (Netherlands),
Reg. S, 0.25%, 03/30/2028	EUR	1,500	1,438
Reg. S, 0.75%, 07/03/2030	EUR	4,475	4,134
Reg. S, 1.50%, 03/22/2027	EUR	4,375	4,422
Reg. S, 3.25%, 03/18/2029	EUR	2,000	2,108
Reg. S, 3.75%, 04/03/2031	EUR	5,000	5,377

			151,397

Cosmetics/Personal Care — 0.2%
Colgate-Palmolive Co., 3.70%, 08/01/2047		20	15
Essity AB, (Sweden), Reg. S, 0.25%, 02/08/2031	EUR	4,340	3,898
Procter & Gamble Co. (The),
0.35%, 05/05/2030	EUR	2,800	2,565
1.88%, 10/30/2038	EUR	325	292
3.25%, 08/02/2031	EUR	3,700	3,930
4.55%, 01/29/2034		565	551
4.88%, 05/11/2027	EUR	425	463
Reckitt Benckiser Treasury Services Nederland BV, (Netherlands), Reg. S, 0.75%, 05/19/2030	EUR	200	185
Unilever Finance Netherlands BV, (Netherlands),
Reg. S, 1.13%, 02/12/2027	EUR	825	831
Reg. S, 1.13%, 04/29/2028	EUR	1,000	991
Reg. S, 1.25%, 02/28/2031	EUR	1,500	1,412
Reg. S, 1.75%, 03/25/2030	EUR	6,000	5,914
Reg. S, 3.50%, 02/23/2035	EUR	2,850	3,032

			24,079

Food — 0.2%
Conagra Brands, Inc., 5.30%, 11/01/2038		95	90
General Mills, Inc., 0.13%, 11/15/2025	EUR	1,000	1,013
0.45%, 01/15/2026	EUR	3,000	3,037
3.65%, 10/23/2030	EUR	1,900	2,018
Hormel Foods Corp., 1.70%, 06/03/2028		4	4
JBS USA Holding Lux Sarl / JBS USA Food Co. / JBS Lux Co. Sarl, (Luxembourg),
3.00%, 05/15/2032		575	478
5.75%, 04/01/2033		741	737
Kellanova, 0.50%, 05/20/2029	EUR	1,500	1,406
Kraft Heinz Foods Co., Reg. S, 2.25%, 05/25/2028	EUR	1,000	1,018
Kroger Co. (The),
3.95%, 01/15/2050		5	4
5.50%, 09/15/2054		30	28
5.65%, 09/15/2064		20	19
Mars, Inc., 2.38%, 07/16/2040 (e)		1,200	795

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Food — continued
Mondelez International Holdings Netherlands BV, (Netherlands),
Reg. S, 0.25%, 09/09/2029	EUR	1,000	915
Reg. S, 0.38%, 09/22/2029	EUR	200	183
Mondelez International, Inc.,
0.25%, 03/17/2028	EUR	1,000	953
0.75%, 03/17/2033	EUR	500	422
1.50%, 02/04/2031		1,000	815
Nestle Capital Corp., 5.10%, 03/12/2054 (e)		610	575
Nestle Finance International Ltd., (Luxembourg),
Reg. S, 0.00%, 06/14/2026	EUR	1,500	1,500
Reg. S, 0.38%, 05/12/2032	EUR	936	811
Reg. S, 1.25%, 03/29/2031	EUR	1,200	1,138
Reg. S, 3.00%, 03/15/2028	EUR	15	16
Pilgrim’s Pride Corp.,
3.50%, 03/01/2032		35	30
6.25%, 07/01/2033		115	117
REWE International Finance BV, (Netherlands), Reg. S, 4.88%, 09/13/2030	EUR	5,400	6,006
Tesco Corporate Treasury Services plc, (United Kingdom),
Reg. S, 0.88%, 05/29/2026	EUR	1,500	1,516
Reg. S, 1.88%, 11/02/2028	GBP	1,300	1,450
Reg. S, 2.75%, 04/27/2030	GBP	825	919
Reg. S, 5.50%, 02/27/2035	GBP	2,000	2,449
The Campbell’s Company, 4.75%, 03/23/2035		780	736
Tyson Foods, Inc., 5.70%, 03/15/2034		95	96
Woolworths Group Ltd., (Australia), Reg. S, 0.38%, 11/15/2028	EUR	1,500	1,388

			32,682

Healthcare—Products — 0.4%
Abbott Laboratories, 4.90%, 11/30/2046		25	23
Agilent Technologies, Inc., 3.05%, 09/22/2026		35	34
Alcon Finance BV, (Netherlands), Reg. S, 2.38%, 05/31/2028	EUR	200	204
American Medical Systems Europe BV, (Netherlands),
3.38%, 03/08/2029	EUR	1,500	1,581
3.50%, 03/08/2032	EUR	2,900	3,054
Becton Dickinson Euro Finance Sarl, (Luxembourg), 1.21%, 06/04/2026	EUR	825	837
Boston Scientific Corp.,
0.63%, 12/01/2027	EUR	800	780
6.50%, 11/15/2035		15	17
DH Europe Finance II Sarl, (Luxembourg),
0.20%, 03/18/2026	EUR	3,775	3,799
1.80%, 09/18/2049	EUR	5,000	3,661

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	61

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Healthcare—Products — continued
EssilorLuxottica SA, (France),
Reg. S, 0.38%, 01/05/2026	EUR	600	608
Reg. S, 3.00%, 03/05/2032	EUR	5,700	5,888
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029		50	50
Medtronic Global Holdings SCA, (Luxembourg),
1.13%, 03/07/2027	EUR	4,000	4,007
1.75%, 07/02/2049	EUR	900	635
3.00%, 10/15/2028	EUR	3,400	3,540
3.38%, 10/15/2034	EUR	4,200	4,361
Medtronic, Inc., 4.15%, 10/15/2053	EUR	1,020	1,101
Smith & Nephew plc, (United Kingdom), 4.57%, 10/11/2029	EUR	1,500	1,635
STERIS Irish FinCo. UnLtd Co., (Ireland), 2.70%, 03/15/2031		150	130
Stryker Corp.,
1.00%, 12/03/2031	EUR	1,300	1,174
3.38%, 12/11/2028	EUR	2,200	2,325
3.63%, 09/11/2036	EUR	3,048	3,180
Thermo Fisher Scientific Finance I BV, (Netherlands), 1.13%, 10/18/2033	EUR	1,000	870
Thermo Fisher Scientific, Inc., 1.88%, 10/01/2049	EUR	900	648
Werfen SA, (Spain), Reg. S, 0.50%, 10/28/2026	EUR	1,200	1,189
Zimmer Biomet Holdings, Inc.,
1.16%, 11/15/2027	EUR	1,000	990
2.43%, 12/13/2026	EUR	500	516
2.60%, 11/24/2031		16	13
5.20%, 09/15/2034		55	54

			46,904

Healthcare—Services — 0.3%
Advocate Health & Hospitals Corp., 3.39%, 10/15/2049		35	25
AHS Hospital Corp., Series 2021, 2.78%, 07/01/2051		750	461
Ascension Health, 3.95%, 11/15/2046		40	32
Cigna Group (The),
2.38%, 03/15/2031		58	49
3.40%, 03/15/2051		26	17
4.80%, 08/15/2038		135	122
4.80%, 07/15/2046		20	17
4.90%, 12/15/2048		820	700
5.60%, 02/15/2054		40	38
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114		1,000	833
CommonSpirit Health, 3.91%, 10/01/2050		50	37
Elevance Health, Inc., 5.65%, 06/15/2054		2,405	2,308
5.70%, 02/15/2055		660	637

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Healthcare—Services — continued
Eurofins Scientific SE, (Luxembourg), Reg. S, 0.88%, 05/19/2031	EUR	2,866	2,479
Hackensack Meridian Health, Inc., Series 2020, 2.68%, 09/01/2041		1,335	925
HCA, Inc.,
3.13%, 03/15/2027		2,560	2,463
4.13%, 06/15/2029		75	72
4.63%, 03/15/2052		85	66
5.13%, 06/15/2039		383	349
5.45%, 04/01/2031		110	110
5.45%, 09/15/2034		20	19
5.60%, 04/01/2034		20	20
5.95%, 09/15/2054		40	38
6.00%, 04/01/2054		35	33
6.10%, 04/01/2064		50	48
Health Care Service Corp. A Mutual Legal Reserve Co.,
2.20%, 06/01/2030 (e)		1,400	1,210
5.20%, 06/15/2029 (e)		405	407
5.88%, 06/15/2054 (e)		265	257
Icon Investments Six DAC, (Ireland), 5.85%, 05/08/2029		615	627
IQVIA, Inc., 6.25%, 02/01/2029		1,067	1,103
Kaiser Foundation Hospitals, 4.15%, 05/01/2047		1,200	980
Series 2021, 3.00%, 06/01/2051		50	32
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034		1,010	957
Lonza Finance International NV, (Belgium), Reg. S, 1.63%, 04/21/2027	EUR	2,800	2,835
Mayo Clinic, 3.77%, 11/15/2043		30	25
Series 2021, 3.20%, 11/15/2061		440	284
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/2052		15	12
Methodist Hospital (The), Series 20A, 2.71%, 12/01/2050		1,500	928
MultiCare Health System, 2.80%, 08/15/2050		1,000	588
MyMichigan Health, Series 2020, 3.41%, 06/01/2050		1,495	1,042
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040		1,090	720
4.02%, 08/01/2045		20	16
OhioHealth Corp.,
2.30%, 11/15/2031		830	696
2.83%, 11/15/2041		370	260
Series 2020, 3.04%, 11/15/2050		535	360
PeaceHealth Obligated Group,
Series 2020, 1.38%, 11/15/2025		700	678
Series 2020, 3.22%, 11/15/2050		745	476
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032		470	385
Series 2042, 2.72%, 01/01/2042		450	310

SEE NOTES TO FINANCIAL STATEMENTS.

62	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Healthcare—Services — continued
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/2051		50	29
Roche Holdings, Inc., 4.99%, 03/08/2034 (e)		1,950	1,932
5.59%, 11/13/2033 (e)		1,650	1,706
Sentara Health, Series 2021, 2.93%, 11/01/2051		2,365	1,513
Texas Health Resources, 2.33%, 11/15/2050		750	425
Trinity Health Corp., Series 2021, 2.63%, 12/01/2040		230	160
UnitedHealth Group, Inc.,
2.00%, 05/15/2030		160	138
3.70%, 08/15/2049		1,100	802
5.20%, 04/15/2063		1,200	1,081
5.75%, 07/15/2064		925	902

			35,774

Household Products/Wares — 0.0% (g)
Henkel AG & Co. KGaA, (Germany), Reg. S, 0.50%, 11/17/2032	EUR	1,000	867
Kimberly-Clark Corp., 2.88%, 02/07/2050		25	16
3.10%, 03/26/2030		8	8
Reckitt Benckiser Treasury Services plc, (United Kingdom),
Reg. S, 1.75%, 05/19/2032	GBP	2,175	2,192
Reg. S, 3.88%, 09/14/2033	EUR	1,700	1,818

			4,901

Pharmaceuticals — 0.4%
AbbVie, Inc.,
3.20%, 11/21/2029		4,960	4,603
4.05%, 11/21/2039		25	21
4.40%, 11/06/2042		5	4
4.50%, 05/14/2035		255	239
4.95%, 03/15/2031		10	10
5.05%, 03/15/2034		10	10
5.35%, 03/15/2044		10	10
5.50%, 03/15/2064		210	201
Astrazeneca Finance LLC, 1.75%, 05/28/2028		50	45
AstraZeneca plc, (United Kingdom),
Reg. S, 0.38%, 06/03/2029	EUR	1,500	1,400
Reg. S, 1.25%, 05/12/2028	EUR	1,000	995
2.13%, 08/06/2050		3	1
4.38%, 11/16/2045		8	7
Bayer AG, (Germany), Reg. S, 1.13%, 01/06/2030	EUR	1,000	925
Bayer Capital Corp. BV, (Netherlands), Reg. S, 2.13%, 12/15/2029	EUR	600	584
Bristol-Myers Squibb Co., 6.40%, 11/15/2063		820	880

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Pharmaceuticals — continued
Cardinal Health, Inc.,
4.37%, 06/15/2047		15	12
4.50%, 11/15/2044		5	4
5.35%, 11/15/2034		165	162
5.45%, 02/15/2034		23	23
Cencora, Inc.,
2.70%, 03/15/2031		65	56
3.25%, 03/01/2025		8	8
3.45%, 12/15/2027		5	5
4.25%, 03/01/2045		21	17
4.30%, 12/15/2047		2	2
CVS Health Corp., 5.05%, 03/25/2048		1,200	990
(CMT Index 5 Year + 2.89%), 7.00%, 03/10/2055 (aa)		585	587
Eli Lilly & Co.,
0.50%, 09/14/2033	EUR	1,500	1,280
1.38%, 09/14/2061	EUR	1,620	952
1.63%, 06/02/2026	EUR	1,500	1,539
2.13%, 06/03/2030	EUR	3,500	3,510
4.60%, 08/14/2034		522	501
4.88%, 02/27/2053		270	245
4.95%, 02/27/2063		100	90
GlaxoSmithKline Capital plc, (United Kingdom), 5.25%, 12/19/2033	GBP	640	824
Reg. S, 5.25%, 04/10/2042	GBP	150	181
H Lundbeck A/S, (Denmark), Reg. S, 0.88%, 10/14/2027	EUR	8,200	8,010
Johnson & Johnson,
1.15%, 11/20/2028	EUR	1,000	991
2.45%, 09/01/2060		30	16
3.75%, 03/03/2047		1,605	1,266
5.25%, 06/01/2054		55	54
McKesson Corp.,
0.90%, 12/03/2025		10	10
1.50%, 11/17/2025	EUR	1,000	1,025
1.63%, 10/30/2026	EUR	2,000	2,031
3.13%, 02/17/2029	GBP	1,925	2,252
Merck & Co., Inc.,
1.38%, 11/02/2036	EUR	1,000	847
1.88%, 10/15/2026	EUR	1,900	1,942
2.35%, 06/24/2040		10	7
2.50%, 10/15/2034	EUR	500	492
2.90%, 12/10/2061		55	31
3.70%, 02/10/2045		10	8
3.90%, 03/07/2039		150	127
4.30%, 05/17/2030		20	20
4.90%, 05/17/2044		285	263
5.00%, 05/17/2053		10	9
5.15%, 05/17/2063		215	197
Merck KGaA, (Germany), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.54%), 3.88%, 08/27/2054 (aa)	EUR	2,700	2,816

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	63

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Pharmaceuticals —continued
MSD Netherlands Capital BV, (Netherlands), 3.75%, 05/30/2054	EUR	400	409
Novartis Capital Corp., 2.75%, 08/14/2050		45	29
Novartis Finance SA, (Luxembourg),
Reg. S, 0.63%, 09/20/2028	EUR	1,000	972
Reg. S, 1.13%, 09/30/2027	EUR	1,000	1,000
Reg. S, 1.38%, 08/14/2030	EUR	1,000	964
Novo Nordisk Finance Netherlands BV, (Denmark), Reg. S, 3.38%, 05/21/2034	EUR	6,475	6,805
Novo Nordisk Finance Netherlands BV, (Netherlands),
Reg. S, 1.13%, 09/30/2027	EUR	1,000	999
Reg. S, 1.38%, 03/31/2030	EUR	1,000	965
Pfizer Investment Enterprises Pte Ltd., (Singapore), 5.34%, 05/19/2063		6	5
Sanofi SA, (France), Series 20FX, Reg. S, 1.88%, 03/21/2038	EUR	800	716
Upjohn Finance BV, (Netherlands), Reg. S, 1.36%, 06/23/2027	EUR	1,000	999
Viatris, Inc.,
3.85%, 06/22/2040		2,200	1,650
4.00%, 06/22/2050		30	20
Zoetis, Inc., 4.70%, 02/01/2043		28	25

			58,895

Total Consumer Non-cyclical			487,868

Energy — 0.9%
Energy—Alternate Sources — 0.0% (g)
ERG SpA, (Italy),
Reg. S, 0.50%, 09/11/2027	EUR	5,000	4,858
Reg. S, 0.88%, 09/15/2031	EUR	200	175

			5,033

Oil & Gas — 0.6%
Aker BP ASA, (Norway),
3.10%, 07/15/2031 (e)		1,885	1,629
3.75%, 01/15/2030 (e)		2,000	1,859
5.60%, 06/13/2028 (e)		795	806
6.00%, 06/13/2033 (e)		910	914
BP Capital Markets BV, (Netherlands),
Reg. S, 3.36%, 09/12/2031	EUR	1,000	1,037
Reg. S, 4.32%, 05/12/2035	EUR	1,500	1,635
BP Capital Markets plc, (United Kingdom),
Reg. S, 1.64%, 06/26/2029	EUR	1,000	981
Reg. S, 2.27%, 07/03/2026	GBP	2,000	2,417
Reg. S, (EUR Swap Rate 5 Year + 3.52%), 3.25%, 03/22/2026 (aa) (x)	EUR	1,900	1,958
Reg. S, (EUR Swap Rate 5 Year + 3.78%), 3.63%, 03/22/2029 (aa) (x)	EUR	1,300	1,325
Reg. S, (UK Gilts 5 Year + 3.89%), 4.25%, 03/22/2027 (aa) (x)	GBP	4,900	5,912
(CMT Index 5 Year + 1.67%), 6.13%, 03/18/2035 (aa) (x)		150	148

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Oil & Gas — continued
Canadian Natural Resources Ltd., (Canada),
3.85%, 06/01/2027		9	9
4.95%, 06/01/2047		20	17
5.40%, 12/15/2034 (e)		1,825	1,775
6.25%, 03/15/2038		10	10
6.50%, 02/15/2037		60	63
Cepsa Finance SA, (Spain),
Reg. S, 2.25%, 02/13/2026	EUR	100	103
Reg. S, 4.13%, 04/11/2031	EUR	400	417
CNOOC Petroleum North America ULC, (Canada), 6.40%, 05/15/2037		10	11
ConocoPhillips Co.,
5.55%, 03/15/2054		10	9
5.65%, 01/15/2065		1,200	1,135
5.70%, 09/15/2063		535	514
Continental Resources, Inc., 4.90%, 06/01/2044		5	4
Coterra Energy, Inc., 5.60%, 03/15/2034		70	69
Devon Energy Corp.,
5.20%, 09/15/2034		95	91
5.75%, 09/15/2054		20	18
Diamondback Energy, Inc.,
3.13%, 03/24/2031		2,400	2,121
5.15%, 01/30/2030		30	30
5.20%, 04/18/2027		30	30
5.40%, 04/18/2034		10	10
5.75%, 04/18/2054		660	621
6.25%, 03/15/2033		300	312
Eni SpA, (Italy),
Reg. S, 0.63%, 01/23/2030	EUR	500	461
Reg. S, 1.00%, 10/11/2034	EUR	400	327
Reg. S, 1.50%, 02/02/2026	EUR	1,000	1,024
Reg. S, 1.50%, 01/17/2027	EUR	2,700	2,737
Reg. S, 1.63%, 05/17/2028	EUR	1,000	1,000
Reg. S, 2.00%, 05/18/2031	EUR	500	483
EOG Resources, Inc., 4.38%, 04/15/2030		10	10
EQT Corp.,
5.70%, 04/01/2028		15	15
7.00%, 02/01/2030		3	3
Equinor ASA, (Norway),
Reg. S, 1.38%, 05/22/2032	EUR	825	761
1.75%, 01/22/2026		200	194
2.38%, 05/22/2030		30	27
3.25%, 11/18/2049		30	21
3.63%, 04/06/2040		1,800	1,456
3.70%, 04/06/2050		15	11
Reg. S, 6.88%, 03/11/2031	GBP	150	208
Expand Energy Corp., 5.70%, 01/15/2035		55	54
Exxon Mobil Corp.,
0.84%, 06/26/2032	EUR	1,050	928
1.41%, 06/26/2039	EUR	1,205	944
Hess Corp.,
5.60%, 02/15/2041		10	10
5.80%, 04/01/2047		6	6

SEE NOTES TO FINANCIAL STATEMENTS.

64	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Oil & Gas — continued
Marathon Petroleum Corp., 4.50%, 04/01/2048		15	12
MOL Hungarian Oil & Gas plc, (Hungary), Reg. S, 1.50%, 10/08/2027	EUR	4,300	4,210
Occidental Petroleum Corp.,
5.55%, 10/01/2034		545	531
6.13%, 01/01/2031		60	61
6.63%, 09/01/2030		405	424
8.88%, 07/15/2030		70	80
ORLEN SA, (Poland), Reg. S, 1.13%, 05/27/2028	EUR	1,300	1,254
Ovintiv, Inc., 5.65%, 05/15/2028		715	725
Pioneer Natural Resources Co., 1.90%, 08/15/2030		1,050	895
Santos Finance Ltd., (Australia), 6.88%, 09/19/2033 (e)		320	340
Shell International Finance BV, (Netherlands),
Reg. S, 1.63%, 01/20/2027	EUR	3,900	3,958
Reg. S, 1.88%, 04/07/2032	EUR	1,000	953
6.38%, 12/15/2038		15	16
TotalEnergies Capital International SA, (France),
Reg. S, 0.95%, 05/18/2031	EUR	1,000	913
Reg. S, 1.38%, 10/04/2029	EUR	2,000	1,949
Reg. S, 1.49%, 09/04/2030	EUR	1,000	957
Reg. S, 1.54%, 05/31/2039	EUR	1,000	804
TotalEnergies Capital SA, (France), 5.15%, 04/05/2034		1,150	1,145
TotalEnergies SE, (France),
Reg. S, (EUR Swap Rate 5 Year + 1.90%), 2.00%, 01/17/2027 (aa) (x)	EUR	2,000	1,997
Reg. S, (EUR Swap Rate 5 Year + 2.94%), 3.25%, 07/17/2036 (aa) (x)	EUR	500	464
Reg. S, (EUR Swap Rate 5 Year + 3.35%), 3.37%, 10/06/2026 (aa) (x)	EUR	3,500	3,619
Series NC7, Reg. S, (EUR Swap Rate 5 Year + 1.99%), 1.63%, 10/25/2027 (aa) (x)	EUR	2,700	2,628
Valero Energy Corp., 6.63%, 06/15/2037		65	68
Var Energi ASA, (Norway),
5.00%, 05/18/2027 (e)		1,600	1,594
Reg. S, 5.50%, 05/04/2029	EUR	4,175	4,648

			72,915

Oil & Gas Services — 0.0% (g)
Schlumberger Finance BV, (Netherlands),
Reg. S, 0.25%, 10/15/2027	EUR	1,500	1,453
Reg. S, 0.50%, 10/15/2031	EUR	500	433
Schlumberger Finance France SAS, (France), Reg. S, 1.00%, 02/18/2026	EUR	500	508

			2,394

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pipelines — 0.3%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029		8	7
Cheniere Energy Partners LP, 4.00%, 03/01/2031		155	143
Cheniere Energy, Inc., 5.65%, 04/15/2034		120	121
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (e)		1,330	1,202
Columbia Pipelines Operating Co. LLC,
5.93%, 08/15/2030 (e)		185	191
6.04%, 11/15/2033 (e)		280	287
DCP Midstream Operating LP,
3.25%, 02/15/2032		5	4
5.13%, 05/15/2029		1,500	1,503
5.38%, 07/15/2025		4	4
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		295	279
Enbridge, Inc., (Canada),
(CMT Index 5 Year + 2.97%), 7.20%, 06/27/2054 (aa)		50	51
(CMT Index 5 Year + 3.12%), 7.38%, 03/15/2055 (aa)		10	11
Energy Transfer LP,
4.20%, 04/15/2027		5,800	5,723
5.40%, 10/01/2047		95	85
5.55%, 02/15/2028		1,210	1,229
5.60%, 09/01/2034		87	87
6.05%, 12/01/2026		1,710	1,747
6.40%, 12/01/2030		620	655
6.55%, 12/01/2033		246	262
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (aa) (x)		1,490	1,491
EnLink Midstream Partners LP, 5.05%, 04/01/2045		35	30
Enterprise Products Operating LLC,
4.20%, 01/31/2050		40	32
5.10%, 02/15/2045		1,700	1,568
(CME Term SOFR 3 Month + 2.83%), 5.38%, 02/15/2078 (aa)		600	573
5.55%, 02/16/2055		558	538
Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 08/16/2077 (aa)		70	68
Erdoel-Lagergesellschaft mbH, (Austria), Reg. S, 2.75%, 03/20/2028	EUR	200	205
Kinder Morgan Energy Partners LP, 4.70%, 11/01/2042		850	715
Kinder Morgan, Inc.,
1.75%, 11/15/2026		40	38
2.25%, 03/16/2027	EUR	1,500	1,536
4.80%, 02/01/2033		100	95
5.00%, 02/01/2029		30	30
5.95%, 08/01/2054		45	44
MPLX LP,
2.65%, 08/15/2030		1,585	1,387
4.13%, 03/01/2027		48	47

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	65

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Pipelines — continued
4.50%, 04/15/2038		130	114
4.70%, 04/15/2048		1,272	1,044
4.90%, 04/15/2058		30	24
4.95%, 03/14/2052		865	728
5.00%, 03/01/2033		1,470	1,412
5.50%, 06/01/2034		40	40
5.50%, 02/15/2049		60	55
ONEOK Partners LP, 6.65%, 10/01/2036		50	53
ONEOK, Inc.,
2.20%, 09/15/2025		1,010	992
3.40%, 09/01/2029		220	204
3.95%, 03/01/2050		15	11
4.45%, 09/01/2049		2,562	2,001
5.00%, 03/01/2026		400	401
5.20%, 07/15/2048		14	12
5.65%, 11/01/2028		325	332
5.85%, 01/15/2026		25	25
6.05%, 09/01/2033		1,100	1,132
6.10%, 11/15/2032		31	32
6.35%, 01/15/2031		40	42
7.15%, 01/15/2051		7	8
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029		90	84
Targa Resources Corp.,
4.20%, 02/01/2033		100	91
5.20%, 07/01/2027		965	971
5.50%, 02/15/2035		985	969
6.13%, 03/15/2033		285	294
6.50%, 02/15/2053		300	313
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/2030		80	73
7.85%, 02/01/2026		48	49
Western Midstream Operating LP,
4.05%, 02/01/2030		960	900
4.50%, 03/01/2028		1,200	1,175
4.65%, 07/01/2026		480	478
6.15%, 04/01/2033		20	20
Williams Cos., Inc. (The),
3.50%, 11/15/2030		1,900	1,746
5.15%, 03/15/2034		2,015	1,959
5.30%, 08/15/2028		2,350	2,372
5.30%, 08/15/2052		30	28
5.80%, 11/15/2043		5	5
5.80%, 11/15/2054		400	392

			42,569

Total Energy			122,911

Financial — 10.5%
Banks — 7.1%
ABN AMRO Bank NV, (Netherlands),
Reg. S, 0.40%, 09/17/2041	EUR	100	66
Reg. S, 1.25%, 01/10/2033	EUR	100	92
Reg. S, 1.38%, 01/12/2037	EUR	100	86

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 1.45%, 04/12/2038	EUR	100	85
Reg. S, 4.38%, 10/20/2028	EUR	3,500	3,801
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.45%), 5.50%, 09/21/2033 (aa)	EUR	1,100	1,207
(CMT Index 1 Year + 1.55%), 6.58%, 10/13/2026 (e) (aa)		2,100	2,122
Achmea Bank NV, (Netherlands), Reg. S, 0.50%, 02/20/2026	EUR	100	101
AIB Group plc, (Ireland), Reg. S, (EUR Swap Rate 1 Year + 1.30%),
2.25%, 04/04/2028 (aa)	EUR	1,000	1,020
Aktia Bank OYJ, (Finland), Reg. S, 3.00%, 10/22/2029	EUR	100	106
AMCO—Asset Management Co. SpA, (Italy),
Reg. S, 0.75%, 04/20/2028	EUR	363	349
Reg. S, 4.63%, 02/06/2027	EUR	200	215
ANZ New Zealand Int’l Ltd., (New Zealand), Reg. S, 0.20%, 09/23/2027	EUR	6,000	5,798
Argenta Spaarbank NV, (Belgium), Reg. S, 3.38%, 06/22/2028	EUR	100	106
Arion Banki HF, (Iceland),
Reg. S, 0.05%, 10/05/2026	EUR	100	99
Reg. S, 0.38%, 07/14/2025	EUR	2,950	3,012
Arkea Public Sector SCF SA, (France), Reg. S, 3.11%, 02/28/2029	EUR	100	105
ASB Bank Ltd., (New Zealand),
Reg. S, 0.25%, 09/08/2028	EUR	1,000	940
Reg. S, 0.50%, 09/24/2029	EUR	1,000	931
Australia & New Zealand Banking Group Ltd., (Australia),
Reg. S, (EUR Swap Rate 5 Year + 1.12%), 0.67%, 05/05/2031 (aa)	EUR	2,925	2,926
Reg. S, (EUR Swap Rate 5 Year + 2.15%), 5.10%, 02/03/2033 (aa)	EUR	1,500	1,631
Banca Monte dei Paschi di Siena SpA, (Italy),
Reg. S, 0.88%, 10/08/2026	EUR	3,604	3,616
Reg. S, 3.50%, 04/23/2029	EUR	100	106
Banco Bilbao Vizcaya Argentaria SA, (Spain),
Reg. S, (ICE LIBOR EUR 3 Month + 0.52%), 0.13%, 03/24/2027 (aa)	EUR	6,700	6,728
Reg. S, 0.38%, 11/15/2026	EUR	1,000	992
Reg. S, 0.50%, 01/14/2027	EUR	1,000	989
Reg. S, 1.00%, 06/21/2026	EUR	1,000	1,010
Reg. S, 3.38%, 09/20/2027	EUR	6,800	7,170
Reg. S, 3.50%, 02/10/2027	EUR	500	525
Reg. S, 3.50%, 03/26/2031	EUR	900	953
Banco BPI SA, (Portugal), Reg. S, 3.63%, 07/04/2028	EUR	1,600	1,705
Banco BPM SpA, (Italy), Reg. S, 3.38%, 01/24/2030	EUR	100	106
Banco de Sabadell SA, (Spain),
Reg. S, (EUR Swap Rate 1 Year + 1.55%), 1.13%, 03/11/2027 (aa)	EUR	2,900	2,944

SEE NOTES TO FINANCIAL STATEMENTS.

66	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, 1.75%, 05/30/2029	EUR	100	99
Reg. S, 3.25%, 06/05/2034	EUR	100	106
Reg. S, (EUR Swap Rate 1 Year + 2.00%), 5.00%, 06/07/2029 (aa)	EUR	500	550
Banco di Desio e della Brianza SpA, (Italy), Reg. S, 4.00%, 03/13/2028	EUR	1,700	1,822
Banco Santander SA, (Spain),
Reg. S, 0.10%, 02/27/2032	EUR	200	171
Reg. S, 0.13%, 06/04/2030	EUR	100	90
Reg. S, 0.20%, 02/11/2028	EUR	5,900	5,623
Reg. S, 1.13%, 10/25/2028	EUR	100	98
Reg. S, 1.63%, 10/22/2030	EUR	800	750
Reg. S, 2.38%, 09/08/2027	EUR	100	103
Reg. S, 3.13%, 05/28/2029	EUR	100	106
Reg. S, 3.25%, 04/04/2026	EUR	10,000	10,392
Reg. S, 5.13%, 01/25/2030	GBP	1,000	1,257
5.29%, 08/18/2027		1,400	1,409
5.44%, 07/15/2031		4,200	4,191
(CMT Index 1 Year + 1.45%), 5.54%, 03/14/2030 (aa)		5,015	5,038
Banco Santander Totta SA, (Portugal),
Reg. S, 1.25%, 09/26/2027	EUR	100	100
Reg. S, 3.38%, 04/19/2028	EUR	1,800	1,904
Bank of America Corp.,
Reg. S, (ICE LIBOR EUR 3 Month + 0.95%), 1.10%, 05/24/2032 (aa)	EUR	1,900	1,721
Reg. S, (ICE LIBOR EUR 3 Month + 0.89%), 1.66%, 04/25/2028 (aa)	EUR	2,340	2,357
Reg. S, (UK Gilts 1 Year + 1.10%), 1.67%, 06/02/2029 (aa)	GBP	2,000	2,251
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		1,415	1,349
Reg. S, (ICE LIBOR EUR 3 Month + 0.91%), 1.95%, 10/27/2026 (aa)	EUR	2,000	2,054
(United States SOFR + 1.06%), 2.09%, 06/14/2029 (aa)		1,500	1,361
(United States SOFR + 1.22%), 2.30%, 07/21/2032 (aa)		1,000	834
(CME Term SOFR 3 Month + 1.25%), 2.50%, 02/13/2031 (aa)		3,300	2,901
(United States SOFR + 1.05%), 2.55%, 02/04/2028 (aa)		5	5
(United States SOFR + 1.21%), 2.57%, 10/20/2032 (aa)		2,605	2,200
(United States SOFR + 1.93%), 2.68%, 06/19/2041 (aa)		1,720	1,196
(United States SOFR + 1.32%), 2.69%, 04/22/2032 (aa)		2,150	1,849
(CME Term SOFR 3 Month + 1.45%), 2.88%, 10/22/2030 (aa)		5	5
(United States SOFR + 1.33%), 2.97%, 02/04/2033 (aa)		140	121

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(United States SOFR + 1.58%), 3.31%, 04/22/2042 (aa)		10	7
(CME Term SOFR 3 Month + 1.30%), 3.42%, 12/20/2028 (aa)		350	335
Reg. S, (UK Gilts 1 Year + 1.75%), 3.58%, 04/27/2031 (aa)	GBP	1,500	1,750
(CME Term SOFR 3 Month + 1.63%), 3.59%, 07/21/2028 (aa)		660	639
(CMT Index 5 Year + 2.00%), 3.85%, 03/08/2037 (aa)		132	117
(CME Term SOFR 3 Month + 1.33%), 3.97%, 03/05/2029 (aa)		120	116
(CME Term SOFR 3 Month + 1.58%), 4.08%, 04/23/2040 (aa)		10	8
(CME Term SOFR 3 Month + 3.41%), 4.08%, 03/20/2051 (aa)		10	8
(United States SOFR + 1.58%), 4.38%, 04/27/2028 (aa)		150	148
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		1,012	1,014
(United States SOFR + 1.63%), 5.20%, 04/25/2029 (aa)		30	30
(United States SOFR + 1.91%), 5.29%, 04/25/2034 (aa)		1,016	1,009
(United States SOFR + 1.74%), 5.52%, 10/25/2035 (aa)		2,200	2,148
Reg. S, 7.00%, 07/31/2028	GBP	650	868
Series N, (United States SOFR + 1.22%), 2.65%, 03/11/2032 (aa)		1,305	1,125
Series N, (United States SOFR + 1.65%), 3.48%, 03/13/2052 (aa)		90	64
Bank of Montreal, (Canada),
Reg. S, 0.13%, 01/26/2027	EUR	1,800	1,775
Reg. S, 1.00%, 04/05/2026	EUR	100	102
Reg. S, 2.75%, 10/13/2026	EUR	100	104
Bank of New York Mellon Corp. (The),
(United States SOFR + 1.35%), 4.41%, 07/24/2026 (aa)		13	13
(United States SOFR + 1.17%), 4.54%, 02/01/2029 (aa)		16	16
(United States SOFR + 1.51%), 4.71%, 02/01/2034 (aa)		10	10
(SOFR Compounded Index + 1.80%), 5.80%, 10/25/2028 (aa)		9	9
(United States SOFR + 1.60%), 6.32%, 10/25/2029 (aa)		2	2
Series F, (CME Term SOFR 3 Month + 3.39%), 4.63%, 09/20/2026 (aa) (x)		195	190
Bank of New Zealand, (New Zealand),
Reg. S, 2.55%, 06/29/2027	EUR	100	103
Reg. S, 3.71%, 12/20/2028	EUR	1,150	1,233
Bank of Nova Scotia (The), (Canada),
Reg. S, 0.01%, 01/14/2027	EUR	1,900	1,872
Reg. S, 0.38%, 03/26/2030	EUR	100	91

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	67

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
1.05%, 03/02/2026		20	19
3.45%, 04/11/2025		45	45
Bank of Queensland Ltd., (Australia), Reg. S, 1.84%, 06/09/2027	EUR	7,600	7,732
Bankinter SA, (Spain),
Reg. S, 0.88%, 07/08/2026	EUR	3,000	3,015
Reg. S, (EUR Swap Rate 5 Year + 1.45%), 1.25%, 12/23/2032 (aa)	EUR	1,900	1,858
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 0.01%, 05/11/2026	EUR	1,000	997
Reg. S, 0.63%, 11/03/2028	EUR	1,000	939
Reg. S, 0.75%, 06/08/2026	EUR	1,000	1,006
Reg. S, 0.75%, 01/17/2030	EUR	1,000	910
Reg. S, 1.13%, 11/19/2031	EUR	600	517
Reg. S, 1.25%, 05/26/2027	EUR	1,000	997
Reg. S, 1.25%, 06/03/2030	EUR	1,000	925
Reg. S, 1.38%, 07/16/2028	EUR	3,000	2,943
Reg. S, 1.88%, 11/04/2026	EUR	1,200	1,217
Reg. S, 1.88%, 06/18/2029	EUR	1,000	965
Reg. S, 2.50%, 05/25/2028	EUR	1,500	1,510
Reg. S, 2.63%, 11/06/2029	EUR	500	500
Reg. S, 3.13%, 09/14/2027	EUR	3,400	3,539
Reg. S, 3.63%, 09/14/2032	EUR	3,000	3,178
Reg. S, (EUR Swap Rate 5 Year + 2.20%), 3.88%, 06/16/2032 (aa)	EUR	4,400	4,564
4.94%, 01/26/2026 (e)		2,000	2,003
Reg. S, 5.00%, 10/22/2029	GBP	6,600	8,238
5.90%, 07/13/2026 (e)		2,800	2,840
Barclays Bank plc, (United Kingdom), Reg. S, 5.75%, 09/14/2026	GBP	90	114
Barclays plc, (United Kingdom),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.85%), 0.88%, 01/28/2028 (aa)	EUR	2,000	1,986
Reg. S, 3.00%, 05/08/2026	GBP	100	122
Reg. S, 3.25%, 02/12/2027	GBP	1,200	1,449
Reg. S, (UK Gilts 5 Year + 3.75%), 3.75%, 11/22/2030 (aa)	GBP	825	1,015
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.55%), 3.94%, 01/31/2036 (aa)	EUR	4,750	4,934
(United States SOFR + 1.34%), 4.84%, 09/10/2028 (aa)		1,320	1,312
(United States SOFR + 2.42%), 6.04%, 03/12/2055 (aa)		210	210
(United States SOFR + 1.88%), 6.50%, 09/13/2027 (aa)		1,120	1,147
Basellandschaftliche Kantonalbank, (Switzerland),
Reg. S, 0.05%, 01/28/2031	CHF	1,000	1,060
Reg. S, 0.25%, 01/25/2027	CHF	900	987
Reg. S, 0.38%, 05/13/2030	CHF	100	108
Bausparkasse Schwaebisch Hall AG, (Germany), Reg. S, 2.00%, 05/17/2034	EUR	100	96

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, (Austria),
Reg. S, 0.10%, 05/12/2031	EUR	100	87
Reg. S, 2.00%, 08/25/2032	EUR	100	97
Bayerische Landesbank, (Germany),
Reg. S, 0.05%, 04/30/2031	EUR	50	44
Reg. S, 0.13%, 02/10/2028	EUR	600	568
Reg. S, 0.13%, 11/02/2029	EUR	50	46
Reg. S, (EUR Swap Rate 5 Year + 1.40%), 1.38%, 11/22/2032 (aa)	EUR	100	96
Reg. S, 2.13%, 09/01/2031	EUR	50	50
Reg. S, 3.75%, 02/07/2029	EUR	600	641
Reg. S, 4.25%, 06/21/2027	EUR	400	428
Belfius Bank SA, (Belgium),
Reg. S, 0.00%, 08/28/2026	EUR	200	198
Reg. S, 0.13%, 09/14/2026	EUR	100	100
Reg. S, 0.13%, 02/08/2028	EUR	600	572
Reg. S, (EUR Swap Rate 5 Year + 1.30%), 1.25%, 04/06/2034 (aa)	EUR	100	93
Reg. S, 3.25%, 10/18/2027	EUR	100	105
Reg. S, 3.38%, 02/20/2031	EUR	200	207
Reg. S, 3.75%, 01/22/2029	EUR	100	106
Reg. S, 4.13%, 09/12/2029	EUR	100	109
Reg. S, (EUR Swap Rate 5 Year + 2.20%), 4.88%, 06/11/2035 (aa)	EUR	500	540
Reg. S, (EUR Swap Rate 5 Year + 2.45%), 5.25%, 04/19/2033 (aa)	EUR	100	108
Berlin Hyp AG, (Germany),
Reg. S, 0.01%, 08/24/2026	EUR	100	99
Reg. S, 0.01%, 07/07/2028	EUR	180	171
Reg. S, 1.75%, 05/10/2032	EUR	50	48
Reg. S, 3.00%, 01/10/2033	EUR	50	53
BNP Paribas SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 0.73%), 0.50%, 02/19/2028 (aa)	EUR	1,000	979
Reg. S, (ICE LIBOR EUR 3 Month + 0.83%), 0.50%, 01/19/2030 (aa)	EUR	3,500	3,239
Reg. S, 0.63%, 12/03/2032	EUR	1,400	1,162
Reg. S, (ICE LIBOR EUR 3 Month + 0.83%), 0.88%, 07/11/2030 (aa)	EUR	2,500	2,323
Reg. S, (EUR Swap Rate 5 Year + 1.17%), 0.88%, 08/31/2033 (aa)	EUR	1,000	931
Reg. S, 1.13%, 06/11/2026	EUR	1,000	1,010
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.13%, 01/15/2032 (aa)	EUR	1,500	1,477
Reg. S, 1.38%, 05/28/2029	EUR	200	191
Reg. S, 1.50%, 05/23/2028	EUR	500	492
Reg. S, 1.50%, 05/25/2028	EUR	1,500	1,494
(United States SOFR + 0.91%), 1.68%, 06/30/2027 (e) (aa)		1,250	1,190
Reg. S, 1.88%, 12/14/2027	GBP	2,000	2,288
Reg. S, 2.10%, 04/07/2032	EUR	1,500	1,412

SEE NOTES TO FINANCIAL STATEMENTS.

68	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, 2.25%, 01/11/2027	EUR	500	509
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.60%), 2.50%, 03/31/2032 (aa)	EUR	3,100	3,126
Reg. S, 2.88%, 02/24/2029	GBP	2,000	2,294
Reg. S, 3.38%, 01/23/2026	GBP	600	738
Reg. S, (ICE LIBOR EUR 3 Month + 0.95%), 4.13%, 09/26/2032 (aa)	EUR	2,600	2,831
(United States SOFR + 1.52%), 5.18%, 01/09/2030 (e) (aa)		925	922
Reg. S, 5.75%, 06/13/2032	GBP	1,500	1,896
(United States SOFR + 1.92%), 5.91%, 11/19/2035 (e) (aa)		2,800	2,717
BPCE SA, (France),
Reg. S, 0.25%, 01/15/2026	EUR	6,200	6,251
Reg. S, 0.25%, 01/14/2031	EUR	1,900	1,653
Reg. S, 1.00%, 12/22/2025	GBP	2,000	2,412
Reg. S, 1.00%, 10/05/2028	EUR	500	483
Reg. S, 3.50%, 01/25/2028	EUR	10,000	10,531
Reg. S, 4.00%, 11/29/2032	EUR	4,300	4,651
(United States SOFR + 2.87%), 5.75%, 07/19/2033 (e) (aa)		1,100	1,085
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.65%)5.75%, 06/01/2033 (aa)	EUR	2,900	3,187
(United States SOFR + 2.10%), 5.98%, 01/18/2027 (e) (aa)		675	680
Caisse Centrale du Credit Immobilier de France SA, (France), Reg. S, 2.63%, 01/18/2028	EUR	200	207
Caixa Geral de Depositos SA, (Portugal),
Reg. S, (EUR Swap Rate 1 Year + 0.70%), 0.38%, 09/21/2027 (aa)	EUR	500	496
Reg. S, (EUR Swap Rate 1 Year + 2.75%), 5.75%, 10/31/2028 (aa)	EUR	100	111
CaixaBank SA, (Spain),
Reg. S, (ICE LIBOR EUR 3 Month + 0.90%), 0.50%, 02/09/2029 (aa)	EUR	1,500	1,437
Reg. S, (ICE LIBOR EUR 3 Month + 1.00%), 0.75%, 05/26/2028 (aa)	EUR	2,100	2,069
Reg. S, 1.00%, 09/25/2025	EUR	100	102
Reg. S, 1.25%, 01/11/2027	EUR	200	202
Reg. S, (EUR Swap Rate 5 Year + 1.63%), 1.25%, 06/18/2031 (aa)	EUR	500	505
Reg. S, 1.38%, 06/19/2026	EUR	2,300	2,336
Reg. S, (ICE LIBOR EUR 3 Month + 1.30%), 3.63%, 09/19/2032 (aa)	EUR	8,700	9,058
Reg. S, 3.75%, 09/07/2029	EUR	500	538
(United States SOFR + 2.08%), 6.68%, 09/13/2027 (e) (aa)		3,950	4,053
(United States SOFR + 2.77%), 6.84%, 09/13/2034 (e) (aa)		295	313
Caja Rural de Navarra SCC, (Spain),
Reg. S, 0.75%, 02/16/2029	EUR	2,000	1,908
Reg. S, 3.00%, 04/26/2027	EUR	100	105

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Cajamar Caja Rural SCC, (Spain), Reg. S, 3.38%, 07/25/2029	EUR	3,500	3,704
Canadian Imperial Bank of Commerce, (Canada),
Reg. S, 0.01%, 04/30/2029	EUR	4,000	3,698
Reg. S, 3.81%, 07/09/2029	EUR	5,000	5,326
Cie de Financement Foncier SA, (France),
Reg. S, 0.38%, 04/09/2027	EUR	100	99
Reg. S, 0.60%, 10/25/2041	EUR	100	70
Reg. S, 0.75%, 05/29/2026	EUR	100	101
Reg. S, 1.90%, 06/16/2028	CHF	150	173
Reg. S, 2.38%, 03/15/2030	EUR	100	101
Reg. S, 2.63%, 10/29/2029	EUR	100	103
Reg. S, 3.13%, 04/24/2027	EUR	100	105
Reg. S, 3.13%, 06/06/2030	EUR	100	105
Reg. S, 3.38%, 09/16/2031	EUR	100	106
Reg. S, 3.88%, 04/25/2055	EUR	20	24
Citibank NA, 4.93%, 08/06/2026		2,550	2,562
Citigroup, Inc.,
(United States SOFR + 0.77%), 1.46%, 06/09/2027 (aa)		3,100	2,952
(United States SOFR + 1.17%), 2.56%, 05/01/2032 (aa)		1,275	1,080
(United States SOFR + 2.11%), 2.57%, 06/03/2031 (aa)		3,621	3,157
(United States SOFR + 1.38%), 2.90%, 11/03/2042 (aa)		5	3
(United States SOFR + 1.35%), 3.06%, 01/25/2033 (aa)		445	382
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		135	134
(United States SOFR + 1.94%), 3.79%, 03/17/2033 (aa)		10	9
(CME Term SOFR 3 Month + 2.10%), 4.28%, 04/24/2048 (aa)		20	16
(United States SOFR + 3.91%), 4.41%, 03/31/2031 (aa)		98	94
(United States SOFR + 1.36%), 5.17%, 02/13/2030 (aa)		1,485	1,484
5.30%, 05/06/2044		5	5
(United States SOFR + 4.55%), 5.32%, 03/26/2041 (aa)		10	10
(United States SOFR + 1.45%), 5.45%, 06/11/2035 (aa)		900	893
(United States SOFR + 2.06%), 5.83%, 02/13/2035 (aa)		1,940	1,933
(United States SOFR + 2.66%), 6.17%, 05/25/2034 (aa)		40	41
Clydesdale Bank plc, (United Kingdom),
Reg. S, 2.50%, 06/22/2027	EUR	5,000	5,157
Reg. S, 3.75%, 08/22/2028	EUR	1,800	1,932
Comerica, Inc., (United States SOFR + 2.16%), 5.98%, 01/30/2030 (aa)		708	716

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	69

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Commerzbank AG, (Germany),
Reg. S, 0.01%, 03/11/2030	EUR	100	90
Reg. S, 1.00%, 03/04/2026	EUR	1,500	1,523
Reg. S, 1.13%, 06/22/2026	EUR	1,100	1,115
Reg. S, 2.63%, 09/03/2029	EUR	25	26
Reg. S, 2.75%, 01/11/2027	EUR	200	208
Reg. S, 2.75%, 01/09/2031	EUR	100	104
Reg. S, 2.88%, 04/28/2026	EUR	100	104
Reg. S, (ICE LIBOR EUR 3 Month + 1.50%), 3.00%, 09/14/2027 (aa)	EUR	1,000	1,038
Reg. S, 3.13%, 04/20/2029	EUR	100	106
Reg. S, (ICE LIBOR EUR 3 Month + 2.10%), 4.63%, 01/17/2031 (aa)	EUR	2,300	2,502
Commonwealth Bank of Australia, (Australia),
Reg. S, 0.75%, 02/28/2028	EUR	100	98
Reg. S, 1.13%, 01/18/2028	EUR	1,000	992
Reg. S, 3.77%, 08/31/2027	EUR	100	106
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.35%), 4.27%, 06/04/2034 (aa)	EUR	5,300	5,661
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, 0.01%, 11/27/2040	EUR	100	63
Reg. S, 0.13%, 12/01/2031	EUR	100	87
Reg. S, 0.75%, 03/02/2032	EUR	100	90
Reg. S, 0.88%, 02/08/2028	EUR	100	99
Reg. S, (ICE LIBOR EUR 3 Month + 1.18%), 0.88%, 05/05/2028 (aa)	EUR	700	691
Reg. S, 1.25%, 03/23/2026	EUR	1,475	1,502
Reg. S, 1.38%, 02/03/2027	EUR	25	25
Reg. S, 3.06%, 02/01/2034	EUR	200	210
Reg. S, (EUR Swap Rate 5 Year + 1.95%), 3.88%, 11/30/2032 (aa)	EUR	2,100	2,209
4.38%, 08/04/2025		250	249
Reg. S, (ICE LIBOR EUR 3 Month + 1.55%), 4.63%, 01/27/2028 (aa)	EUR	5,700	6,109
Reg. S, 5.25%, 05/23/2041	GBP	50	61
Co-Operative Bank Holdings plc (The), (United Kingdom), Reg. S, (GBP Swap Rate 1 Year + 2.08%), 5.58%, 09/19/2028 (aa)	GBP	2,200	2,764
Credit Agricole Italia SpA, (Italy),
Reg. S, 0.13%, 03/15/2033	EUR	100	82
Reg. S, 3.50%, 01/15/2030	EUR	100	106
Reg. S, 3.50%, 03/11/2036	EUR	100	106
Series 15Y, Reg. S, 1.00%, 09/30/2031	EUR	2,100	1,920
Credit Agricole SA, (France),
Reg. S, 0.38%, 10/21/2025	EUR	7,000	7,118
Reg. S, 1.75%, 03/05/2029	EUR	1,100	1,073
Reg. S, (UK Gilts 5 Year + 1.50%), 1.87%, 12/09/2031 (aa)	GBP	600	698
Reg. S, 1.88%, 12/20/2026	EUR	1,000	1,014
Reg. S, (ICE LIBOR EUR 3 Month + 0.77%), 1.88%, 04/22/2027 (aa)	EUR	1,000	1,023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 3.50%, 09/26/2034	EUR	3,800	3,877
Reg. S, 3.75%, 01/22/2034	EUR	3,300	3,494
(USD Semi-annual Swap Rate 5 Year + 1.64%), 4.00%, 01/10/2033 (e) (aa)		2,700	2,546
Reg. S, 4.00%, 01/18/2033	EUR	2,500	2,711
Reg. S, (UK Gilts 1 Year + 2.60%), 5.75%, 11/29/2027 (aa)	GBP	3,000	3,789
Reg. S, (UK Gilts 1 Year + 2.18%), 6.38%, 06/14/2031 (aa)	GBP	4,300	5,639
Credit Mutuel Arkea SA, (France),
Reg. S, 3.25%, 06/01/2026	EUR	500	519
Reg. S, 3.38%, 09/19/2027	EUR	3,000	3,150
Reg. S, 4.25%, 12/01/2032	EUR	3,600	3,896
Credito Emiliano SpA, (Italy),
Reg. S, (ICE LIBOR EUR 3 Month + 1.05%), 1.13%, 01/19/2028 (aa)	EUR	2,000	1,998
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 4.88%, 03/26/2030 (aa)	EUR	3,900	4,306
Crelan SA, (Belgium),
Reg. S, 5.75%, 01/26/2028	EUR	900	1,000
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 2.85%), 6.00%, 02/28/2030 (aa)	EUR	2,000	2,278
Danske Bank A/S, (Denmark),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.88%), 0.75%, 06/09/2029 (aa)	EUR	1,100	1,056
Reg. S, (EUR Swap Rate 5 Year + 1.40%), 1.00%, 05/15/2031 (aa)	EUR	1,000	1,008
Reg. S, (EUR Swap Rate 1 Year + 0.85%), 1.38%, 02/17/2027 (aa)	EUR	1,000	1,019
Reg. S, (UK Gilts 1 Year + 1.65%), 2.25%, 01/14/2028 (aa)	GBP	5,000	5,928
Reg. S, 3.13%, 06/06/2031	EUR	100	106
(CMT Index 1 Year + 1.10%), 4.61%, 10/02/2030 (e) (aa)		1,010	980
(CMT Index 1 Year + 0.95%), 5.43%, 03/01/2028 (e) (aa)		1,090	1,100
(CMT Index 1 Year + 1.18%), 6.26%, 09/22/2026 (e) (aa)		1,480	1,492
(CMT Index 1 Year + 2.10%), 6.47%, 01/09/2026 (e) (aa)		1,175	1,175
Danske Hypotek AB, (Sweden),
Series 2512, Reg. S, 1.00%, 12/17/2025	SEK	2,000	178
Series 2812, Reg. S, 3.50%, 12/20/2028	SEK	2,000	186
Danske Kiinnitysluottopankki OYJ, (Finland), Reg. S, 0.01%, 11/24/2026	EUR	100	99
de Volksbank NV, (Netherlands),
Reg. S, 0.38%, 03/03/2028	EUR	2,500	2,366
Reg. S, 1.00%, 03/08/2028	EUR	100	99
Reg. S, 3.63%, 10/21/2031	EUR	100	104
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.90%), 4.13%, 11/27/2035 (aa)	EUR	100	103

SEE NOTES TO FINANCIAL STATEMENTS.

70	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, 4.63%, 11/23/2027	EUR	600	643
Reg. S, 4.88%, 03/07/2030	EUR	600	662
Deutsche Apotheker-und Aerztebank eG, (Germany), Reg. S, 0.01%, 02/06/2029	EUR	100	93
Deutsche Bank AG, (Germany),
Reg. S, 0.13%, 01/21/2030	EUR	75	68
Reg. S, (ICE LIBOR EUR 3 Month + 2.05%), 1.75%, 11/19/2030 (aa)	EUR	2,500	2,386
Reg. S, (ICE LIBOR EUR 3 Month + 1.38%), 1.88%, 02/23/2028 (aa)	EUR	2,900	2,923
(United States SOFR + 1.87%), 2.13%, 11/24/2026 (aa)		2,950	2,875
Reg. S, 2.25%, 09/20/2027	EUR	100	103
(United States SOFR + 1.22%), 2.31%, 11/16/2027 (aa)		200	190
(United States SOFR + 1.32%), 2.55%, 01/07/2028 (aa)		200	190
Reg. S, 3.13%, 10/19/2026	EUR	100	105
(United States SOFR + 2.76%), 3.73%, 01/14/2032 (aa)		2,160	1,886
Reg. S, (ICE LIBOR EUR 3 Month + 2.95%), 5.00%, 09/05/2030 (aa)	EUR	600	661
Reg. S, (ICE LIBOR EUR 3 Month + 2.50%), 5.38%, 01/11/2029 (aa)	EUR	1,300	1,429
Reg. S, (EUR Swap Rate 5 Year + 6.00%), 5.63%, 05/19/2031 (aa)	EUR	2,500	2,643
Deutsche Kreditbank AG, (Germany),
Reg. S, 1.63%, 05/05/2032	EUR	50	48
Reg. S, 2.88%, 03/21/2036	EUR	50	52
Reg. S, 3.00%, 07/02/2030	EUR	100	105
Deutsche Pfandbriefbank AG, (Germany),
Reg. S, 0.63%, 08/30/2027	EUR	100	98
Reg. S, 1.00%, 04/13/2026	EUR	100	101
DNB Bank ASA, (Norway), Reg. S, (EUR Swap Rate 5 Year + 2.00%), 4.63%, 02/28/2033 (aa)	EUR	3,425	3,668
DNB Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 05/12/2028	EUR	5,000	4,758
Reg. S, 0.01%, 01/21/2031	EUR	100	88
Reg. S, 2.88%, 03/12/2029	EUR	100	104
DZ HYP AG, (Germany),
Reg. S, 0.01%, 10/26/2026	EUR	50	50
Reg. S, 0.01%, 06/23/2028	EUR	100	95
Reg. S, 0.01%, 10/27/2028	EUR	25	23
Reg. S, 0.38%, 03/31/2026	EUR	100	101
Reg. S, 0.88%, 04/17/2034	EUR	100	87
Reg. S, 2.63%, 04/30/2031	EUR	20	21
Reg. S, 3.00%, 10/29/2027	EUR	50	52
Reg. S, 3.00%, 05/31/2032	EUR	50	53
Reg. S, 3.00%, 11/30/2032	EUR	100	105
Series 1234, Reg. S, 0.01%, 03/29/2030	EUR	30	27

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Eika Boligkreditt A/S, (Norway), Reg. S, 0.01%, 03/12/2027	EUR	100	98
Equitable Bank, (Canada), Reg. S, 3.50%, 05/28/2027	EUR	100	106
Erste Group Bank AG, (Austria),
Reg. S, 0.01%, 09/11/2029	EUR	100	91
Reg. S, (ICE LIBOR EUR 3 Month + 0.52%), 0.10%, 11/16/2028 (aa)	EUR	1,000	955
Reg. S, 0.13%, 05/17/2028	EUR	1,000	949
Reg. S, 0.50%, 01/12/2037	EUR	100	77
Reg. S, 0.88%, 05/22/2026	EUR	1,000	1,009
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.10%), 0.88%, 11/15/2032 (aa)	EUR	4,500	4,338
Reg. S, 1.50%, 04/07/2026	EUR	1,000	1,019
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.10%), 1.63%, 09/08/2031 (aa)	EUR	1,000	1,010
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 4.00%, 01/16/2031 (aa)	EUR	1,500	1,623
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 4.25%, 05/30/2030 (aa)	EUR	2,200	2,387
Eurocaja Rural SCC, (Spain), Reg. S, 0.13%, 09/22/2031	EUR	2,300	1,995
Federation des Caisses Desjardins du Quebec, (Canada), Reg. S, 0.01%, 04/08/2026	EUR	100	100
Fifth Third Bancorp,
(United States SOFR + 1.49%), 4.90%, 09/06/2030 (aa)		120	118
(United States SOFR + 1.84%), 5.63%, 01/29/2032 (aa)		5	5
(United States SOFR + 2.34%), 6.34%, 07/27/2029 (aa)		1,415	1,468
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, 0.13%, 02/16/2026	EUR	1,000	1,000
FNB Corp., (SOFR Compounded Index + 1.93%), 5.72%, 12/11/2030 (aa)		45	45
Goldman Sachs Group, Inc. (The),
Reg. S, 0.25%, 01/26/2028	EUR	1,000	961
Reg. S, 0.88%, 05/09/2029	EUR	1,000	944
Reg. S, 1.00%, 03/18/2033	EUR	1,000	870
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		1,570	1,490
2.60%, 02/07/2030		1,895	1,678
(United States SOFR + 1.28%), 2.62%, 04/22/2032 (aa)		2,715	2,315
(United States SOFR + 1.26%), 2.65%, 10/21/2032 (aa)		80	68
Reg. S, 3.00%, 02/12/2031	EUR	1,356	1,404
Reg. S, 3.13%, 07/25/2029	GBP	1,500	1,739
Reg. S, (UK Gilts 1 Year + 1.95%), 3.63%, 10/29/2029 (aa)	GBP	2,000	2,381

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	71

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
(CME Term SOFR 3 Month + 1.56%), 4.22%, 05/01/2029 (aa)		43	42
Reg. S, 4.25%, 01/29/2026	GBP	2,000	2,487
(United States SOFR + 1.21%), 5.05%, 07/23/2030 (aa)		145	144
(United States SOFR + 1.55%), 5.33%, 07/23/2035 (aa)		3,480	3,419
(United States SOFR + 1.58%), 5.56%, 11/19/2045 (aa)		1,550	1,498
(United States SOFR + 1.55%), 5.85%, 04/25/2035 (aa)		1,780	1,815
6.75%, 10/01/2037		20	21
6.88%, 01/18/2038	GBP	825	1,099
Hamburg Commercial Bank AG, (Germany),
Reg. S, 3.38%, 02/01/2028	EUR	50	53
Reg. S, 3.63%, 01/30/2026	EUR	100	104
Hamburger Sparkasse AG, (Germany), Reg. S, 0.75%, 03/30/2027	EUR	100	100
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.29%), 1.59%, 05/24/2027 (aa)		200	191
(United States SOFR + 1.73%), 2.01%, 09/22/2028 (aa)		700	646
(United States SOFR + 1.29%), 2.21%, 08/17/2029 (aa)		3,130	2,812
(GBP Swap Rate 1 Year + 1.77%), 3.00%, 05/29/2030 (aa)	GBP	225	257
(CME Term SOFR 3 Month + 1.87%), 3.97%, 05/22/2030 (aa)		1,100	1,038
(United States SOFR + 1.04%), 5.13%, 11/19/2028 (aa)		200	200
(United States SOFR + 1.29%), 5.29%, 11/19/2030 (aa)		200	199
Reg. S, 6.00%, 03/29/2040	GBP	2,000	2,438
(SONIA Interest Rate Benchmark + 2.12%), 6.80%, 09/14/2031 (aa)	GBP	3,200	4,290
Reg. S, 7.00%, 04/07/2038	GBP	300	398
Huntington Bancshares, Inc.,
(United States SOFR + 1.28%), 5.27%, 01/15/2031 (aa)		30	30
(SOFR Compounded Index + 1.87%), 5.71%, 02/02/2035 (aa)		2,110	2,109
(United States SOFR + 2.02%), 6.21%, 08/21/2029 (aa)		235	243
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG, (Austria),
Reg. S, 0.13%, 06/30/2026	EUR	200	198
Reg. S, 3.00%, 04/16/2032	EUR	100	104
Reg. S, 3.25%, 04/19/2028	EUR	100	106
Hypo Vorarlberg Bank AG, (Austria),
Reg. S, 1.63%, 05/11/2028	EUR	100	100
Reg. S, 4.13%, 02/16/2026	EUR	100	105

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Iccrea Banca SpA, (Italy), Reg. S, 3.88%, 01/12/2029	EUR	100	107
ING Bank NV, (Netherlands),
Reg. S, 0.13%, 12/08/2031	EUR	100	86
Reg. S, 0.75%, 02/18/2029	EUR	100	96
Reg. S, 2.50%, 02/21/2030	EUR	100	103
Reg. S, 3.00%, 05/21/2034	EUR	100	104
ING Belgium SA, (Belgium),
Reg. S, 0.01%, 02/20/2030	EUR	100	90
Reg. S, 1.50%, 05/19/2029	EUR	100	99
ING Groep NV, (Netherlands),
Reg. S, (ICE LIBOR EUR 3 Month + 0.68%), 0.25%, 02/18/2029 (aa)	EUR	4,000	3,794
Reg. S, (ICE LIBOR EUR 3 Month + 0.70%), 0.38%, 09/29/2028 (aa)	EUR	1,000	965
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.15%), 0.88%, 06/09/2032 (aa)	EUR	1,000	979
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.00%, 11/13/2030 (aa)	EUR	1,000	1,014
Reg. S, (SONIA Interest Rate Benchmark + 0.91%), 1.13%, 12/07/2028 (aa)	GBP	1,900	2,135
Reg. S, 1.38%, 01/11/2028	EUR	1,000	991
(United States SOFR + 1.01%), 1.73%, 04/01/2027 (aa)		1,265	1,216
Reg. S, 2.00%, 09/20/2028	EUR	800	801
Reg. S, (EUR Swap Rate 5 Year + 2.40%), 2.13%, 05/26/2031 (aa)	EUR	1,300	1,328
Reg. S, 3.00%, 02/18/2026	GBP	2,000	2,449
Reg. S, (ICE LIBOR EUR 3 Month + 1.30%), 3.75%, 09/03/2035 (aa)	EUR	5,800	6,052
(United States SOFR + 1.64%), 3.87%, 03/28/2026 (aa)		200	200
ING-DiBa AG, (Germany), Reg. S, 0.01%, 10/07/2028	EUR	200	189
Intesa Sanpaolo SpA, (Italy),
Reg. S, 0.38%, 09/14/2026	EUR	100	100
Reg. S, 0.63%, 02/24/2026	EUR	1,000	1,010
Reg. S, 1.35%, 02/24/2031	EUR	1,500	1,382
Reg. S, 1.75%, 03/20/2028	EUR	400	399
Reg. S, 2.50%, 01/15/2030	GBP	3,000	3,289
Reg. S, 3.63%, 06/30/2028	EUR	100	106
Reg. S, (ICE LIBOR EUR 3 Month + 1.48%), 3.85%, 09/16/2032 (aa)	EUR	6,000	6,292
Reg. S, 4.75%, 09/06/2027	EUR	1,000	1,084
Reg. S, 5.25%, 01/13/2030	EUR	1,458	1,658
7.00%, 11/21/2025 (e)		1,060	1,078
7.80%, 11/28/2053 (e)		2,130	2,385
Investec plc, (United Kingdom),
Reg. S, (UK Gilts 1 Year + 1.50%), 1.88%, 07/16/2028 (aa)	GBP	1,500	1,712
Reg. S, (UK Gilts 5 Year + 2.05%), 2.63%, 01/04/2032 (aa)	GBP	1,000	1,166

SEE NOTES TO FINANCIAL STATEMENTS.

72	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Investitionsbank Berlin, (Germany),
Reg. S, 2.75%, 10/04/2027	EUR	300	314
Reg. S, 3.13%, 03/01/2033	EUR	900	958
Series 208, 0.05%, 03/02/2035	EUR	100	79
Series 216, 0.01%, 07/15/2027	EUR	500	488
Series 276, 0.01%, 11/22/2029	EUR	200	183
KBC Group NV, (Belgium),
(CMT Index 1 Year + 1.07%), 4.93%, 10/16/2030 (e) (aa)		1,350	1,328
Reg. S, (UK Gilts 5 Year + 2.25%), 6.15%, 03/19/2034 (aa)	GBP	4,000	5,081
KeyCorp., (SOFR Compounded Index + 2.42%), 6.40%, 03/06/2035 (aa)		520	542
Knab NV, (Netherlands), Reg. S, 0.01%, 11/16/2025	EUR	100	101
Kookmin Bank, (South Korea), Reg. S, 0.05%, 10/19/2026	EUR	1,800	1,781
Kreditanstalt fuer Wiederaufbau, (Germany),
Reg. S, 0.00%, 06/15/2026	EUR	500	501
Reg. S, 0.00%, 09/30/2026	EUR	2,000	1,993
Reg. S, 0.00%, 03/31/2027	EUR	500	493
Reg. S, 0.00%, 04/30/2027	EUR	1,530	1,505
Reg. S, 0.00%, 12/15/2027	EUR	3,740	3,625
Reg. S, 0.00%, 09/15/2028	EUR	1,325	1,261
Reg. S, 0.00%, 11/09/2028	EUR	1,490	1,409
Reg. S, 0.00%, 06/15/2029	EUR	1,084	1,010
Reg. S, 0.00%, 09/17/2030	EUR	3,108	2,800
Reg. S, 0.00%, 01/10/2031	EUR	3,310	2,953
Reg. S, 0.00%, 09/15/2031	EUR	2,000	1,756
Reg. S, 0.01%, 05/05/2027	EUR	520	512
Reg. S, 0.05%, 09/29/2034	EUR	780	625
Reg. S, 0.13%, 01/09/2032	EUR	1,330	1,166
0.38%, 07/18/2025		150	147
Reg. S, 0.38%, 04/23/2030	EUR	360	334
Reg. S, 0.38%, 05/20/2036	EUR	548	433
Reg. S, 0.50%, 09/28/2026	EUR	2,520	2,536
0.50%, 09/15/2027	EUR	500	494
0.63%, 01/07/2028	EUR	720	710
Reg. S, 0.75%, 01/15/2029	EUR	1,000	971
Reg. S, 0.88%, 07/04/2039	EUR	2,380	1,875
Reg. S, 1.13%, 09/15/2032	EUR	400	374
Reg. S, 1.13%, 05/09/2033	EUR	550	506
Reg. S, 1.13%, 03/31/2037	EUR	2,840	2,422
Reg. S, 1.25%, 06/30/2027	EUR	8,160	8,247
Reg. S, 1.38%, 06/07/2032	EUR	700	668
Reg. S, 1.38%, 07/31/2035	EUR	202	182
Reg. S, 2.00%, 11/15/2029	EUR	500	508
Reg. S, 2.38%, 08/05/2027	EUR	5,040	5,237
Reg. S, 2.38%, 10/04/2029	EUR	700	724
Reg. S, 2.50%, 10/15/2031	EUR	2,790	2,891
Reg. S, 2.63%, 04/26/2029	EUR	2,490	2,602
Reg. S, 2.63%, 01/10/2034	EUR	1,500	1,547

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 2.75%, 03/15/2028	EUR	600	630
Reg. S, 2.75%, 05/15/2030	EUR	525	552
Reg. S, 2.75%, 02/20/2031	EUR	1,100	1,155
Reg. S, 2.75%, 02/14/2033	EUR	700	733
Reg. S, 2.88%, 05/29/2026	EUR	1,000	1,044
Reg. S, 2.88%, 12/28/2029	EUR	1,280	1,351
Reg. S, 2.88%, 03/31/2032	EUR	1,700	1,798
Reg. S, 2.88%, 06/07/2033	EUR	500	527
Reg. S, 3.13%, 10/10/2028	EUR	1,800	1,915
Reg. S, 3.13%, 06/07/2030	EUR	2,200	2,353
Reg. S, 3.25%, 03/24/2031	EUR	950	1,027
4.70%, 06/02/2037	CAD	140	103
Reg. S, 4.88%, 03/15/2037	GBP	825	1,033
5.00%, 03/16/2026		200	201
5.75%, 06/07/2032	GBP	1,300	1,745
6.00%, 12/07/2028	GBP	2,500	3,300
La Banque Postale SA, (France),
Reg. S, 0.25%, 07/12/2026	EUR	200	200
Reg. S, 0.75%, 06/23/2031	EUR	300	259
Reg. S, (EUR Swap Rate 5 Year + 1.23%), 0.75%, 08/02/2032 (aa)	EUR	100	96
Reg. S, (ICE LIBOR EUR 3 Month + 0.78%), 1.00%, 02/09/2028 (aa)	EUR	400	396
Reg. S, 1.38%, 04/24/2029	EUR	200	191
Reg. S, 3.50%, 06/13/2030	EUR	400	419
Reg. S, (ICE LIBOR EUR 3 Month + 1.30%), 3.50%, 04/01/2031 (aa)	EUR	200	206
Reg. S, 4.00%, 05/03/2028	EUR	400	428
Reg. S, 4.38%, 01/17/2030	EUR	200	215
Reg. S, (EUR Swap Rate 5 Year + 2.85%), 5.50%, 03/05/2034 (aa)	EUR	300	327
Landesbank Baden-Wuerttemberg, (Germany),
Reg. S, 0.25%, 07/21/2028	EUR	200	188
Reg. S, 0.38%, 02/18/2027	EUR	200	196
Reg. S, 0.38%, 02/28/2028	EUR	200	190
Reg. S, 0.38%, 05/07/2029	EUR	300	275
Reg. S, 0.38%, 02/21/2031	EUR	400	343
Reg. S, 0.88%, 09/15/2025	EUR	100	102
Reg. S, 2.75%, 03/12/2031	EUR	100	104
Reg. S, 3.13%, 11/13/2029	EUR	50	53
Reg. S, 3.25%, 09/27/2027	EUR	50	53
Series 809, Reg. S, 0.38%, 07/29/2026	EUR	100	100
Landesbank Hessen-Thueringen Girozentrale, (Germany),
Reg. S, 0.01%, 07/19/2027	EUR	100	97
Reg. S, 0.38%, 06/04/2029	EUR	300	275
Reg. S, 0.63%, 01/12/2027	EUR	100	100
Reg. S, 2.63%, 08/24/2027	EUR	200	205
Reg. S, 2.88%, 02/06/2034	EUR	100	104
Reg. S, 3.38%, 02/26/2031	EUR	200	208
Reg. S, 4.00%, 02/04/2030	EUR	300	321

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	73

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.75%), 4.50%, 09/15/2032 (aa)	EUR	100	105
Landeskreditbank Baden-Wuerttemberg Foerderbank, (Germany),
Reg. S, 0.38%, 02/25/2027	EUR	400	398
Reg. S, 0.75%, 03/16/2032	EUR	200	183
Reg. S, 2.75%, 02/16/2028	EUR	500	524
Series 5614, Reg. S, 0.01%, 01/20/2031	EUR	400	357
Landwirtschaftliche Rentenbank, (Germany),
Reg. S, 0.00%, 09/28/2026	EUR	535	533
Reg. S, 0.00%, 09/22/2027	EUR	300	292
Reg. S, 0.00%, 07/19/2028	EUR	1,700	1,619
Reg. S, 0.00%, 12/13/2028	EUR	720	678
Reg. S, 0.00%, 11/27/2029	EUR	820	753
Reg. S, 0.01%, 11/26/2040	EUR	200	129
Reg. S, 0.05%, 12/18/2029	EUR	2,140	1,966
Reg. S, 0.05%, 01/31/2031	EUR	800	712
Reg. S, 0.10%, 03/08/2027	EUR	1,180	1,166
Reg. S, 0.38%, 02/14/2028	EUR	1,140	1,111
Reg. S, 0.50%, 02/28/2029	EUR	400	383
Reg. S, 0.63%, 02/20/2030	EUR	440	415
Reg. S, 0.63%, 10/31/2036	EUR	75	60
Reg. S, 0.88%, 12/15/2026	GBP	2,000	2,338
Reg. S, 2.75%, 02/16/2032	EUR	1,000	1,043
Reg. S, 2.88%, 07/09/2031	EUR	300	315
Reg. S, 3.00%, 11/14/2034	EUR	700	740
Reg. S, 3.25%, 09/06/2030	EUR	600	644
LFA Foerderbank Bayern, (Germany),
Series 1174, 0.75%, 01/04/2027	EUR	200	200
Series 1180, 0.75%, 04/01/2031	EUR	200	185
Lloyds Bank plc, (United Kingdom),
Reg. S, 6.00%, 02/08/2029	GBP	100	131
Reg. S, 6.50%, 09/17/2040	GBP	300	411
Lloyds Banking Group plc, (United Kingdom), (UK Gilts 5 Year + 1.60%), 1.99%, 12/15/2031 (aa)	GBP	1,900	2,239
Reg. S, (UK Gilts 5 Year + 2.40%), 2.71%, 12/03/2035 (aa)	GBP	600	633
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/07/2028 (aa)		1,050	1,009
(CMT Index 1 Year + 1.48%), 5.99%, 08/07/2027 (aa)		2,150	2,182
Luzerner Kantonalbank AG, (Switzerland),
Reg. S, 0.10%, 09/15/2031	CHF	1,050	1,109
Reg. S, 0.35%, 02/05/2027	CHF	500	549
M&T Bank Corp.,
(United States SOFR + 0.93%), 4.83%, 01/16/2029 (aa)		55	55
(United States SOFR + 2.26%), 6.08%, 03/13/2032 (aa)		115	118

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(United States SOFR + 2.80%), 7.41%, 10/30/2029 (aa)		105	112
Macquarie Group Ltd., (Australia),
Reg. S, 2.13%, 10/01/2031	GBP	1,500	1,561
Reg. S, 4.08%, 05/31/2029	GBP	2,000	2,411
Mediobanca Banca di Credito Finanziario SpA, (Italy),
Reg. S, 0.75%, 07/15/2027	EUR	425	416
Reg. S, (ICE LIBOR EUR 3 Month + 0.90%), 1.00%, 07/17/2029 (aa)	EUR	5,000	4,825
Reg. S, (ICE LIBOR EUR 3 Month + 1.45%), 4.88%, 09/13/2027 (aa)	EUR	2,950	3,156
Series 4, Reg. S, 1.38%, 11/10/2025	EUR	100	103
Mediocredito Centrale—Banca Del Mezzogiorno SpA, (Italy), Reg. S, 3.75%, 09/20/2029	EUR	200	212
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 0.75%), 1.54%, 07/20/2027 (aa)		780	742
Reg. S, 3.56%, 06/15/2032	EUR	5,800	6,109
(CMT Index 1 Year + 1.90%), 5.35%, 09/13/2028 (aa)		3,450	3,494
Mizuho Financial Group, Inc., (Japan),
Reg. S, 2.10%, 04/08/2032	EUR	1,000	949
(CME Term SOFR 3 Month + 1.39%), 3.15%, 07/16/2030 (aa)		930	852
Reg. S, 4.42%, 05/20/2033	EUR	8,466	9,303
Reg. S, 5.63%, 06/13/2028	GBP	3,150	4,017
(CMT Index 1 Year + 1.65%), 5.78%, 07/06/2029 (aa)		460	470
Morgan Stanley,
(ICE LIBOR EUR 3 Month + 0.70%), 0.41%, 10/29/2027 (aa)	EUR	4,350	4,311
(United States SOFR + 0.86%), 1.51%, 07/20/2027 (aa)		39	37
(United States SOFR + 1.03%), 1.79%, 02/13/2032 (aa)		14	11
(ICE LIBOR EUR 3 Month + 0.90%), 2.10%, 05/08/2026 (aa)	EUR	900	929
(United States SOFR + 1.00%), 2.48%, 01/21/2028 (aa)		2	2
(United States SOFR + 1.36%), 2.48%, 09/16/2036 (aa)		14	11
(United States SOFR + 1.20%), 2.51%, 10/20/2032 (aa)		65	54
2.63%, 03/09/2027	GBP	1,425	1,699
(United States SOFR + 1.14%), 2.70%, 01/22/2031 (aa)		1,010	897
(United States SOFR + 1.43%), 2.80%, 01/25/2052 (aa)		45	28
3.95%, 04/23/2027		17	17
(United States SOFR + 1.61%), 4.21%, 04/20/2028 (aa)		3	3

SEE NOTES TO FINANCIAL STATEMENTS.

74	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.10%), 4.65%, 10/18/2030 (aa)		3,355	3,283
(United States SOFR + 1.67%), 4.68%, 07/17/2026 (aa)		800	799
(United States SOFR + 1.59%), 5.16%, 04/20/2029 (aa)		10	10
(United States SOFR + 1.45%), 5.17%, 01/16/2030 (aa)		2,275	2,279
(SONIA Interest Rate Benchmark + 1.46%), 5.21%, 10/24/2035 (aa)	GBP	2,200	2,686
(United States SOFR + 1.87%), 5.25%, 04/21/2034 (aa)		385	379
(United States SOFR + 1.56%), 5.32%, 07/19/2035 (aa)		1,470	1,446
(United States SOFR + 1.88%), 5.42%, 07/21/2034 (aa)		795	790
(United States SOFR + 1.63%), 5.45%, 07/20/2029 (aa)		510	516
(United States SOFR + 1.73%), 5.47%, 01/18/2035 (aa)		20	20
(United States SOFR + 1.58%), 5.83%, 04/19/2035 (aa)		615	628
(United States SOFR + 2.24%), 6.30%, 10/18/2028 (aa)		110	114
(United States SOFR + 2.56%), 6.34%, 10/18/2033 (aa)		30	32
Muenchener Hypothekenbank eG, (Germany),
Reg. S, 0.01%, 11/02/2040	EUR	50	32
Reg. S, 0.13%, 02/01/2029	EUR	50	47
Reg. S, 1.00%, 04/18/2039	EUR	50	39
Reg. S, 2.50%, 07/04/2028	EUR	50	52
Reg. S, 3.00%, 02/01/2034	EUR	50	53
Series 2057, Reg. S, 3.00%, 07/11/2031	EUR	25	26
National Australia Bank Ltd., (Australia),
Reg. S, 1.25%, 05/18/2026	EUR	1,000	1,017
Reg. S, (UK Gilts 5 Year + 1.40%), 1.70%, 09/15/2031 (aa)	GBP	1,425	1,676
Reg. S, 2.13%, 05/24/2028	EUR	500	507
Reg. S, 2.35%, 08/30/2029	EUR	100	102
Reg. S, 3.13%, 02/28/2030	EUR	5,175	5,399
Reg. S, 3.15%, 02/05/2031	EUR	1,800	1,898
National Bank of Canada, (Canada), Reg. S, 0.01%, 03/25/2028	EUR	100	95
Nationale-Nederlanden Bank NV (The), (Netherlands), Reg. S, 0.01%, 07/08/2030	EUR	100	89
NatWest Group plc, (United Kingdom),
Reg. S, (ICE LIBOR EUR 3 Month + 0.89%), 0.67%, 09/14/2029 (aa)	EUR	2,000	1,895
Reg. S, (EUR Swap Rate 5 Year + 1.27%), 1.04%, 09/14/2032 (aa)	EUR	875	852

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, (UK Gilts 5 Year + 1.75%), 2.11%, 11/28/2031 (aa)	GBP	600	709
Reg. S, (UK Gilts 1 Year + 2.10%), 3.62%, 03/29/2029 (aa)	GBP	4,000	4,783
Reg. S, (ICE LIBOR EUR 3 Month + 1.10%), 3.67%, 08/05/2031 (aa)	EUR	7,300	7,718
NatWest Markets plc, (United Kingdom),
Reg. S, 0.13%, 06/18/2026	EUR	1,000	998
Reg. S, 3.63%, 01/09/2029	EUR	200	213
Reg. S, 4.25%, 01/13/2028	EUR	500	539
NIBC Bank NV, (Netherlands), Reg. S, 0.13%, 04/21/2031	EUR	100	88
NORD / LB Luxembourg SA Covered Bond Bank, (Luxembourg), Reg. S, 0.01%, 06/10/2027	EUR	100	97
Norddeutsche Landesbank-Girozentrale, (Germany),
Reg. S, 0.01%, 09/23/2026	EUR	100	99
Reg. S, 0.25%, 10/28/2026	EUR	20	20
Reg. S, 0.50%, 06/29/2026	EUR	50	50
Reg. S, 2.88%, 05/14/2027	EUR	50	52
Reg. S, 3.63%, 09/11/2029	EUR	300	314
Reg. S, 4.88%, 07/11/2028	EUR	100	111
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.95%), 5.63%, 08/23/2034 (aa)	EUR	100	107
Nordea Bank Abp, (Finland),
Reg. S, 4.13%, 05/05/2028	EUR	2,825	3,034
Reg. S, (EUR Swap Rate 5 Year + 1.85%), 4.88%, 02/23/2034 (aa)	EUR	725	790
Nordea Hypotek AB, (Sweden),
Series 5536, Reg. S, 0.50%, 09/16/2026	SEK	1,700	149
Series 5537, Reg. S, 1.00%, 06/16/2027	SEK	2,000	174
Series 5538, Reg. S, 3.50%, 09/20/2028	SEK	2,000	185
Nordea Kiinnitysluottopankki OYJ, (Finland),
Reg. S, 0.13%, 06/18/2027	EUR	100	98
Reg. S, 2.50%, 09/14/2032	EUR	100	101
Reg. S, 3.00%, 01/31/2031	EUR	150	158
NRW Bank, (Germany),
Reg. S, 0.00%, 02/18/2030	EUR	400	362
Reg. S, 0.00%, 09/23/2030	EUR	500	447
Reg. S, 0.00%, 07/28/2031	EUR	138	120
Reg. S, 0.10%, 07/09/2035	EUR	680	529
Reg. S, 0.38%, 05/16/2029	EUR	750	708
Reg. S, 0.50%, 06/17/2041	EUR	100	69
0.63%, 02/23/2027	EUR	700	699
0.63%, 01/04/2028	EUR	110	108
Reg. S, 0.75%, 06/30/2028	EUR	760	742
1.20%, 03/28/2039	EUR	100	81
1.25%, 05/13/2049	EUR	87	60
2.75%, 02/21/2029	EUR	500	523

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	75

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, 2.75%, 05/15/2031	EUR	1,502	1,565
Reg. S, 2.88%, 04/05/2033	EUR	300	314
Reg. S, 2.88%, 09/26/2039	EUR	170	172
Reg. S, 3.00%, 05/31/2030	EUR	173	183
Nykredit Realkredit A/S, (Denmark),
Reg. S, (EUR Swap Rate 5 Year + 1.18%), 0.88%, 07/28/2031 (aa)	EUR	5,000	5,000
Series 13G, Reg. S, 1.00%, 04/01/2026	DKK	300	41
Series 13H, Reg. S, 1.00%, 07/01/2026	DKK	600	82
Series 13H, Reg. S, 1.00%, 01/01/2027	DKK	1,600	217
Series 13H, Reg. S, 1.00%, 07/01/2027	DKK	2,200	297
Series 13H, Reg. S, 1.00%, 01/01/2028	DKK	200	27
Series 13H, Reg. S, 1.00%, 07/01/2028	DKK	400	53
Series 13H, Reg. S, 2.00%, 01/01/2026	DKK	1,000	139
Series SDO, Reg. S, 1.00%, 01/01/2029	DKK	700	92
Oesterreichische Kontrollbank AG, (Austria), Reg. S, 0.00%, 10/08/2026	EUR	150	150
OP Corporate Bank plc, (Finland),
Reg. S, 2.88%, 11/27/2029	EUR	7,350	7,571
Reg. S, 4.13%, 04/18/2027	EUR	3,000	3,200
OP Mortgage Bank, (Finland),
Reg. S, 0.63%, 02/15/2029	EUR	100	96
Reg. S, 1.00%, 10/05/2027	EUR	100	99
Reg. S, 3.00%, 07/17/2031	EUR	100	105
Permanent TSB Group Holdings plc, (Ireland),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.60%), 4.25%, 07/10/2030 (aa)	EUR	200	214
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 3.50%), 6.63%, 04/25/2028 (aa)	EUR	300	333
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 3.50%), 6.63%, 06/30/2029 (aa)	EUR	300	343
Pfandbriefbank schweizerischer Hypothekarinstitute AG, (Switzerland),
Reg. S, 0.00%, 02/26/2030	CHF	750	803
Series 676, Reg. S, 0.25%, 04/26/2034	CHF	100	105
Series 678, Reg. S, 0.00%, 08/26/2049	CHF	40	36
Series 682, Reg. S, 0.00%, 04/06/2027	CHF	200	218
Series 683, Reg. S, 0.00%, 02/25/2028	CHF	370	402
Series 684, Reg. S, 0.00%, 05/10/2045	CHF	125	115
Series 689, Reg. S, 0.25%, 10/06/2042	CHF	40	40
Series 697, Reg. S, 0.00%, 05/20/2041	CHF	250	238
Series 706, Reg. S, 0.13%, 08/19/2031	CHF	200	213
Series 741, Reg. S, 1.88%, 06/24/2050	CHF	30	41
Series 742, Reg. S, 1.75%, 07/07/2033	CHF	50	60
Series 743, Reg. S, 1.75%, 07/09/2038	CHF	50	62
Series 748, Reg. S, 1.63%, 03/15/2034	CHF	40	48
Series 755, Reg. S, 1.50%, 07/13/2027	CHF	100	113
Series 764, Reg. S, 0.88%, 03/10/2032	CHF	100	112
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, (Switzerland),
Series 483, Reg. S, 0.00%, 01/27/2027	CHF	400	437

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Series 490, Reg. S, 0.50%, 02/20/2032	CHF	150	164
Series 524, Reg. S, 0.00%, 06/21/2028	CHF	50	54
Series 530, Reg. S, 0.00%, 03/18/2033	CHF	370	385
Series 531, Reg. S, 0.00%, 02/15/2036	CHF	365	368
Series 534, Reg. S, 0.00%, 03/13/2028	CHF	50	54
Series 576, Reg. S, 1.85%, 07/19/2038	CHF	50	62
Series 585, Reg. S, 1.50%, 04/02/2031	CHF	100	116
Series 588, Reg. S, 1.45%, 11/03/2032	CHF	50	58
Series 589, Reg. S, 1.50%, 06/23/2036	CHF	30	36
Series 600, Reg. S, 0.90%, 10/26/2035	CHF	40	45
PNC Financial Services Group, Inc. (The),
(United States SOFR + 1.26%), 4.81%, 10/21/2032 (aa)		35	34
(United States SOFR + 1.84%), 5.58%, 06/12/2029 (aa)		75	76
(United States SOFR + 1.90%), 5.68%, 01/22/2035 (aa)		85	86
(United States SOFR + 2.28%), 6.88%, 10/20/2034 (aa)		760	831
Series V, (CMT Index 5 Year + 3.24%), 6.20%, 09/15/2027 (aa) (x)		110	111
Raiffeisen Bank International AG, (Austria),
Reg. S, 3.88%, 03/16/2026	EUR	100	105
Reg. S, (ICE LIBOR EUR 3 Month + 1.95%), 4.63%, 08/21/2029 (aa)	EUR	700	750
Reg. S, (ICE LIBOR EUR 3 Month + 1.95%), 4.75%, 01/26/2027 (aa)	EUR	700	739
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.20%), 7.38%, 12/20/2032 (aa)	EUR	1,300	1,456
Raiffeisen Bausparkasse Gesellschaft mbH, (Austria), Reg. S, 3.38%, 07/10/2029	EUR	100	106
Raiffeisen Landesbank Vorarlberg mit Revisionsverband eGen, (Austria), Series 9, Reg. S, 3.00%, 01/25/2027	EUR	100	104
Raiffeisenlandesbank Niederoesterreich-Wien AG, (Austria),
Reg. S, 0.63%, 08/28/2026	EUR	100	100
Reg. S, 3.25%, 01/11/2030	EUR	100	106
Raiffeisenlandesbank Oberoesterreich AG, (Austria), Reg. S, 1.25%, 04/26/2027	EUR	100	100
Raiffeisen-Landesbank Steiermark AG, (Austria), Reg. S, 2.38%, 06/14/2028	EUR	100	102
Raiffeisen-Landesbank Tirol AG, (Austria), Reg. S, 3.00%, 01/24/2028	EUR	100	104
Regions Financial Corp., (United States SOFR + 2.06%), 5.50%, 09/06/2035 (aa)		140	137
Rheinland-Pfalz Bank, (Germany), SUB, 6.88%, 02/23/2028 (e)		2,000	2,106

SEE NOTES TO FINANCIAL STATEMENTS.

76	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Royal Bank of Canada, (Canada),
Reg. S, 0.01%, 10/05/2028	EUR	100	94
Reg. S, 0.01%, 01/27/2031	EUR	500	438
Reg. S, 0.13%, 04/26/2027	EUR	700	686
Reg. S, 1.50%, 09/15/2027	EUR	100	101
Reg. S, 2.38%, 09/13/2027	EUR	150	155
Reg. S, 4.38%, 10/02/2030	EUR	5,944	6,591
Santander UK Group Holdings plc, (United Kingdom), (United States SOFR + 2.75%), 6.83%, 11/21/2026 (aa)		2,200	2,232
Santander UK plc, (United Kingdom),
Reg. S, 0.05%, 01/12/2027	EUR	100	98
Reg. S, 1.13%, 03/12/2027	EUR	100	101
Skandinaviska Enskilda Banken AB, (Sweden),
Reg. S, 3.25%, 05/04/2028	EUR	100	106
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.80%), 4.50%, 11/27/2034 (aa)	EUR	9,075	9,779
Series 581, Reg. S, 0.50%, 12/16/2026	SEK	4,000	347
Series 601, Reg. S, 3.00%, 12/06/2027	SEK	4,000	365
Slovenska Sporitelna A/S, (Slovakia), Reg. S, 0.13%, 06/12/2026	EUR	100	100
Societe Generale SA, (France),
Reg. S, 0.13%, 02/24/2026	EUR	1,000	1,006
(EUR Swap Rate 5 Year + 1.55%), 1.00%, 11/24/2030 (aa)	EUR	1,000	1,010
Reg. S, 1.25%, 12/07/2027	GBP	3,000	3,376
(CMT Index 1 Year + 1.05%), 2.23%, 01/21/2026 (e) (aa)		2,850	2,845
Reg. S, 2.63%, 05/30/2029	EUR	1,000	1,022
(CMT Index 1 Year + 1.30%), 2.80%, 01/19/2028 (e) (aa)		2,595	2,467
Reg. S, 4.00%, 11/16/2027	EUR	3,000	3,193
5.25%, 02/19/2027 (e)		2,000	2,001
Reg. S, (EUR Swap Rate 5 Year + 3.10%), 5.25%, 09/06/2032 (aa)	EUR	200	215
(CMT Index 1 Year + 1.50%), 5.52%, 01/19/2028 (e) (aa)		1,800	1,806
Reg. S, 6.25%, 06/22/2033	GBP	2,000	2,619
(CMT Index 1 Year + 2.95%), 7.13%, 01/19/2055 (e) (aa)		250	238
SpareBank 1 Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/22/2027	EUR	5,100	4,938
Reg. S, 0.13%, 05/14/2026	EUR	100	100
Reg. S, 0.13%, 05/12/2031	EUR	100	88
Reg. S, 1.00%, 01/30/2029	EUR	100	97
Sparebank 1 Oestlandet, (Norway), Reg. S, 1.75%, 04/27/2027	EUR	1,000	1,010
Sparebanken Soer Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/25/2028	EUR	5,000	4,706
Reg. S, 0.50%, 02/06/2026	EUR	100	101

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
SP-Kiinnitysluottopankki OYJ, (Finland), Reg. S, 3.13%, 11/01/2027	EUR	100	105
SR-Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 03/10/2031	EUR	100	87
Reg. S, 1.63%, 03/15/2028	EUR	100	101
Stadshypotek AB, (Sweden),
Reg. S, 0.01%, 11/24/2028	EUR	100	94
Reg. S, 3.63%, 06/20/2028	SEK	2,000	185
Series 1591, Reg. S, 0.50%, 06/01/2026	SEK	2,000	176
Series 1592, Reg. S, 1.00%, 03/01/2027	SEK	2,000	175
Series 1594, Reg. S, 2.00%, 09/01/2028	SEK	3,000	264
Series 1596, Reg. S, 2.50%, 02/01/2030	SEK	2,000	177
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 1.00%), 1.46%, 01/14/2027 (e) (aa)		1,200	1,156
(CMT Index 1 Year + 1.15%), 5.01%, 10/15/2030 (e) (aa)		1,345	1,321
(CMT Index 1 Year + 1.05%), 5.69%, 05/14/2028 (e) (aa)		1,050	1,063
Sumitomo Mitsui Banking Corp., (Japan), Reg. S, 0.41%, 11/07/2029	EUR	2,100	1,923
Sumitomo Mitsui Financial Group, Inc., (Japan), Reg. S, 1.55%, 06/15/2026	EUR	6,000	6,108
Sumitomo Mitsui Trust Bank Ltd., (Japan), Reg. S, 0.01%, 10/15/2027	EUR	2,000	1,920
Suomen Hypoteekkiyhdistys, (Finland), Reg. S, 0.50%, 03/13/2026	EUR	100	101
Svenska Handelsbanken AB, (Sweden),
Reg. S, 0.05%, 09/06/2028	EUR	1,000	938
Reg. S, 0.13%, 11/03/2026	EUR	3,200	3,164
Reg. S, 3.75%, 11/01/2027	EUR	1,200	1,279
Sveriges Sakerstallda Obligationer AB, (Sweden),
Reg. S, 0.01%, 03/14/2030	EUR	200	180
Series 147, Reg. S, 2.00%, 06/17/2026	SEK	1,000	90
Series 151, Reg. S, 1.00%, 06/12/2030	SEK	2,000	163
Swedbank AB, (Sweden),
Reg. S, (EUR Swap Rate 1 Year + 0.57%), 0.30%, 05/20/2027 (aa)	EUR	1,500	1,499
Reg. S, 1.30%, 02/17/2027	EUR	1,000	1,003
Reg. S, (UK Gilts 1 Year + 1.00%), 1.38%, 12/08/2027 (aa)	GBP	1,500	1,759
Reg. S, 2.10%, 05/25/2027	EUR	1,000	1,023
Reg. S, (EUR Swap Rate 5 Year + 2.15%), 3.63%, 08/23/2032 (aa)	EUR	3,200	3,342
Reg. S, 4.38%, 09/05/2030	EUR	5,500	6,027

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	77

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Sydbank A/S, (Denmark), Reg. S, (EUR Swap Rate 1 Year + 1.85%), 5.13%, 09/06/2028 (aa)	EUR	3,100	3,364
Toronto-Dominion Bank (The), (Canada),
Reg. S, 0.86%, 03/24/2027	EUR	1,800	1,796
Reg. S, 2.78%, 09/03/2027	EUR	200	208
Reg. S, 2.86%, 04/15/2031	EUR	100	104
Reg. S, 3.19%, 02/16/2029	EUR	100	106
Reg. S, 3.72%, 03/13/2030	EUR	100	108
Reg. S, 3.77%, 09/08/2026	EUR	100	106
Reg. S, 3.88%, 03/13/2026	EUR	100	105
4.69%, 09/15/2027		55	55
Truist Bank, 2.25%, 03/11/2030		250	215
Truist Financial Corp.,
3.88%, 03/19/2029		1,400	1,336
(United States SOFR + 1.57%), 5.15%, 08/05/2032 (aa)		3	3
(United States SOFR + 1.62%), 5.44%, 01/24/2030 (aa)		649	655
(United States SOFR + 2.36%), 5.87%, 06/08/2034 (aa)		400	407
(United States SOFR + 2.45%), 7.16%, 10/30/2029 (aa)		626	669
UBS AG, (Switzerland),
Reg. S, 0.25%, 01/05/2026	EUR	1,000	1,010
Reg. S, 0.25%, 09/01/2028	EUR	2,400	2,256
5.65%, 09/11/2028		200	205
UBS Group AG, (Switzerland),
Reg. S, 0.25%, 02/24/2028	EUR	1,000	951
Reg. S, (EUR Swap Rate 1 Year + 0.77%), 0.25%, 11/05/2028 (aa)	EUR	1,200	1,151
Reg. S, 0.63%, 01/18/2033	EUR	8,251	6,889
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.77%), 0.65%, 01/14/2028 (aa)	EUR	1,400	1,383
Reg. S, 1.25%, 09/01/2026	EUR	1,000	1,008
(CMT Index 1 Year + 1.10%), 2.75%, 02/11/2033 (e) (aa)		1,000	835
Reg. S, (EUR Swap Rate 1 Year + 1.95%), 2.88%, 04/02/2032 (aa)	EUR	1,600	1,614
(United States SOFR + 1.73%), 3.09%, 05/14/2032 (e) (aa)		755	657
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 08/13/2030 (e) (aa)		300	274
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.15%), 4.63%, 03/17/2028 (aa)	EUR	2,300	2,461
Reg. S, (UK Gilts 1 Year + 4.55%), 7.38%, 09/07/2033 (aa)	GBP	5,000	7,005
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 4.95%), 7.75%, 03/01/2029 (aa)	EUR	500	590
UBS Switzerland AG, (Switzerland),
Reg. S, 0.00%, 10/31/2030	CHF	25	26
Reg. S, 2.04%, 10/18/2033	CHF	30	36
Reg. S, 2.58%, 09/23/2027	EUR	100	104
Reg. S, 3.39%, 12/05/2025	EUR	100	105

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
UniCredit Bank Czech Republic & Slovakia A/S, (Czech Republic),
Reg. S, 2.88%, 03/25/2029	EUR	100	104
Reg. S, 3.13%, 10/11/2027	EUR	1,900	1,983
UniCredit Bank GmbH, (Germany),
Reg. S, 0.01%, 09/15/2028	EUR	50	47
Reg. S, 0.01%, 03/10/2031	EUR	125	110
Reg. S, 0.13%, 11/22/2029	EUR	100	91
Reg. S, 0.85%, 05/22/2034	EUR	50	43
Reg. S, 0.88%, 01/11/2029	EUR	100	97
UniCredit SpA, (Italy),
Reg. S, 0.33%, 01/19/2026	EUR	1,000	1,011
Reg. S, 0.38%, 10/31/2026	EUR	100	100
Reg. S, (ICE LIBOR EUR 3 Month + 0.85%), 0.93%, 01/18/2028 (aa)	EUR	1,000	996
Reg. S, 2.13%, 10/24/2026	EUR	1,000	1,027
Reg. S, (ICE LIBOR EUR 3 Month + 2.55%), 2.20%, 07/22/2027 (aa)	EUR	1,000	1,025
(CMT Index 1 Year + 2.30%), 2.57%, 09/22/2026 (e) (aa)		3,000	2,941
Reg. S, 3.50%, 07/31/2030	EUR	1,800	1,923
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 4.45%, 02/16/2029 (aa)	EUR	3,650	3,927
United Overseas Bank Ltd., (Singapore), Reg. S, 0.01%, 12/01/2027	EUR	100	96
US Bancorp,
(CMT Index 5 Year + 2.54%), 3.70%, 01/15/2027 (aa) (x)		2,300	2,175
(United States SOFR + 1.56%), 5.38%, 01/23/2030 (aa)		30	30
(United States SOFR + 1.86%), 5.68%, 01/23/2035 (aa)		15	15
(United States SOFR + 1.43%), 5.73%, 10/21/2026 (aa)		30	30
(United States SOFR + 2.26%), 5.84%, 06/12/2034 (aa)		725	740
Virgin Money UK plc, (United Kingdom),
Reg. S, (UK Gilts 1 Year + 2.80%), 4.00%, 09/25/2026 (aa)	GBP	200	248
Reg. S, (UK Gilts 5 Year + 5.25%), 5.13%, 12/11/2030 (aa)	GBP	1,000	1,245
Vseobecna Uverova Banka A/S, (Slovakia),
Reg. S, 0.01%, 06/23/2025	EUR	1,700	1,735
Reg. S, 0.01%, 03/24/2026	EUR	100	100
Reg. S, 3.25%, 03/20/2031	EUR	100	105
Wells Fargo & Co.,
Reg. S, 0.63%, 08/14/2030	EUR	832	747
Reg. S, 1.00%, 02/02/2027	EUR	1,000	996
Reg. S, 1.38%, 10/26/2026	EUR	1,000	1,009
Reg. S, 2.00%, 04/27/2026	EUR	1,000	1,025
Reg. S, 2.13%, 09/24/2031	GBP	1,000	1,044
Reg. S, 2.50%, 05/02/2029	GBP	1,500	1,692
(United States SOFR + 2.53%), 3.07%, 04/30/2041 (aa)		2,110	1,537

SEE NOTES TO FINANCIAL STATEMENTS.

78	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
(CME Term SOFR 3 Month + 1.43%), 3.20%, 06/17/2027 (aa)		1,590	1,553
(United States SOFR + 1.50%), 3.35%, 03/02/2033 (aa)		2,056	1,803
Reg. S, (SONIA Interest Rate Benchmark + 1.28%), 3.47%, 04/26/2028 (aa)	GBP	1,000	1,207
Reg. S, 3.50%, 09/12/2029	GBP	1,500	1,758
(CME Term SOFR 3 Month + 1.57%), 3.58%, 05/22/2028 (aa)		3	3
(United States SOFR + 2.13%), 4.61%, 04/25/2053 (aa)		650	544
4.63%, 11/02/2035	GBP	1,500	1,762
4.75%, 12/07/2046		15	13
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)		1,016	1,012
Reg. S, 4.88%, 11/29/2035	GBP	1,000	1,147
(United States SOFR + 1.38%), 5.21%, 12/03/2035 (aa)		30	29
(United States SOFR + 2.02%), 5.39%, 04/24/2034 (aa)		940	930
(United States SOFR + 1.78%), 5.50%, 01/23/2035 (aa)		60	60
(United States SOFR + 1.99%), 5.56%, 07/25/2034 (aa)		2,065	2,062
(United States SOFR + 1.74%), 5.57%, 07/25/2029 (aa)		1,480	1,503
5.61%, 01/15/2044		24	23
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)		1,510	1,535
(United States SOFR + 2.06%), 6.49%, 10/23/2034 (aa)		1,650	1,753
(CMT Index 5 Year + 2.77%), 6.85%, 09/15/2029 (aa) (x)		20	21
Wells Fargo Bank NA, 5.25%, 12/11/2026		2,050	2,074
Westpac Banking Corp., (Australia),
Reg. S, 0.01%, 09/22/2028	EUR	100	94
Reg. S, 0.88%, 04/17/2027	EUR	1,000	997
Reg. S, 1.08%, 04/05/2027	EUR	100	100
2.96%, 11/16/2040		30	21
Westpac Securities NZ Ltd., (New Zealand),
Reg. S, 0.43%, 12/14/2026	EUR	2,500	2,474
Reg. S, 3.75%, 04/20/2028	EUR	100	107
Wirtschafts- und Infrastrukturbank Hessen, (Germany), 0.88%, 06/14/2028	EUR	100	98
1.25%, 09/06/2033	EUR	200	185
2.63%, 01/26/2033	EUR	200	208
2.88%, 02/22/2034	EUR	200	209
Wuestenrot Bausparkasse AG, (Germany), Series 20, Reg. S, 3.38%, 11/28/2028	EUR	100	107
Zuercher Kantonalbank, (Switzerland),
Series 139, Reg. S, 0.02%, 08/16/2027	CHF	1,000	1,088
Series 140, Reg. S, 0.05%, 11/23/2026	CHF	500	546

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Series 149, Reg. S, 0.00%, 01/21/2033	CHF	500	518
Series 150, Reg. S, 0.10%, 03/31/2031	CHF	240	255

			972,285

Diversified Financial Services — 0.6%
Aareal Bank AG, (Germany),
Reg. S, 2.88%, 05/10/2028	EUR	100	104
Series 236, Reg. S, 0.01%, 02/01/2028	EUR	100	95
Affordable Housing Finance plc, (United Kingdom),
Reg. S, 2.89%, 08/11/2043	GBP	300	269
Reg. S, 3.80%, 05/20/2042	GBP	300	313
Ally Financial, Inc., (SOFR Compounded Index + 1.73%), 5.54%, 01/17/2031 (aa)		2,480	2,450
American Express Co.,
(United States SOFR + 1.00%), 4.99%, 05/01/2026 (aa)		25	25
(United States SOFR + 1.84%), 5.04%, 05/01/2034 (aa)		60	59
(United States SOFR + 1.00%), 5.10%, 02/16/2028 (aa)		30	30
(United States SOFR + 1.93%), 5.63%, 07/28/2034 (aa)		35	36
Ameriprise Financial, Inc., 5.15%, 05/15/2033		9	9
Apollo Global Management, Inc.,
5.80%, 05/21/2054		50	50
(CMT Index 5 Year + 2.17%), 6.00%, 12/15/2054 (aa)		75	74
Ares Management Corp., 5.60%, 10/11/2054		60	57
Arkea Home Loans SFH SA, (France), Reg. S, 3.25%, 08/01/2033	EUR	100	106
Artesian Finance II plc, (United Kingdom), 6.00%, 09/30/2033	GBP	30	37
Aspire Defence Finance plc, (United Kingdom), Series B, 4.67%, 03/31/2040	GBP	38	45
AXA Home Loan SFH SA, (France), Reg. S, 0.01%, 10/16/2029	EUR	100	91
Bayerische Landesbodenkreditanstalt, (Germany),
Reg. S, 2.63%, 09/25/2034	EUR	400	409
Reg. S, 2.88%, 02/28/2031	EUR	100	105
BlackRock Funding, Inc., 5.25%, 03/14/2054		225	213
Blackstone Holdings Finance Co. LLC, Reg. S, 1.50%, 04/10/2029	EUR	167	162
Blue Owl Finance LLC,
3.13%, 06/10/2031		20	18
6.25%, 04/18/2034		110	113
BNP Paribas Home Loan SFH SA, (France),
Reg. S, 3.00%, 05/25/2028	EUR	100	105
Reg. S, 3.00%, 01/31/2030	EUR	100	105

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	79

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Diversified Financial Services — continued
BPCE SFH SA, (France),
Reg. S, 0.01%, 11/08/2026	EUR	100	99
Reg. S, 0.01%, 01/21/2027	EUR	100	99
Reg. S, 0.01%, 01/29/2036	EUR	100	74
Reg. S, 0.13%, 12/03/2030	EUR	100	88
Reg. S, 0.63%, 09/22/2027	EUR	100	98
Reg. S, 1.13%, 04/12/2030	EUR	100	95
Reg. S, 1.75%, 05/27/2032	EUR	200	191
Reg. S, 2.88%, 01/15/2027	EUR	100	104
Reg. S, 3.00%, 02/20/2029	EUR	100	105
Reg. S, 3.38%, 03/13/2029	EUR	100	106
Caisse de Refinancement de l’Habitat SA, (France),
Reg. S, 0.01%, 02/07/2028	EUR	200	191
Reg. S, 0.01%, 10/08/2029	EUR	100	91
Reg. S, 3.38%, 06/28/2032	EUR	100	107
Cantor Fitzgerald LP,
4.50%, 04/14/2027 (e)		1,740	1,704
7.20%, 12/12/2028 (e)		840	878
Capital One Financial Corp.,
1.65%, 06/12/2029	EUR	1,800	1,749
(United States SOFR + 1.56%), 5.46%, 07/26/2030 (aa)		30	30
(United States SOFR + 2.64%), 6.31%, 06/08/2029 (aa)		146	151
(United States SOFR + 2.44%), 7.15%, 10/29/2027 (aa)		2	2
(United States SOFR + 3.07%), 7.62%, 10/30/2031 (aa)		620	685
Cboe Global Markets, Inc., 1.63%, 12/15/2030		29	24
CCF SFH SACA, (France),
Reg. S, 0.75%, 03/22/2027	EUR	100	100
Reg. S, 2.50%, 06/28/2028	EUR	1,900	1,954
Charles Schwab Corp. (The), Series I, (CMT Index 5 Year + 3.17%), 4.00%, 06/01/2026 (aa) (x)		215	208
Credit Agricole Home Loan SFH SA, (France),
Reg. S, 0.01%, 04/12/2028	EUR	4,200	3,996
Reg. S, 0.01%, 11/03/2031	EUR	100	85
Reg. S, 0.05%, 12/06/2029	EUR	100	91
Reg. S, 0.88%, 08/11/2028	EUR	100	97
Reg. S, 0.88%, 05/06/2034	EUR	100	86
Reg. S, 2.13%, 01/07/2030	EUR	100	100
Reg. S, 3.25%, 09/28/2026	EUR	100	105
Reg. S, 3.38%, 09/04/2028	EUR	100	106
Credit Agricole Public Sector SCF SA, (France),
Reg. S, 0.88%, 08/02/2027	EUR	100	99
Reg. S, 3.00%, 06/14/2030	EUR	100	105
Credit Mutuel Home Loan SFH SA, (France),
Reg. S, 0.01%, 07/20/2028	EUR	5,000	4,714

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
Reg. S, 0.75%, 09/15/2027	EUR	100	99
Reg. S, 0.88%, 03/04/2032	EUR	100	90
Reg. S, 1.00%, 01/30/2029	EUR	100	97
Reg. S, 2.38%, 02/08/2028	EUR	100	103
Reg. S, 3.00%, 07/23/2029	EUR	100	104
Reg. S, 3.25%, 04/20/2029	EUR	100	106
Danmarks Skibskredit A/S, (Denmark), Reg. S, 0.25%, 06/21/2028	EUR	110	104
Discover Financial Services,
6.70%, 11/29/2032		35	37
(SOFR Compounded Index + 3.37%), 7.96%, 11/02/2034 (aa)		140	160
DLR Kredit A/S, (Denmark), Series CCb, Reg. S, 1.00%, 04/01/2028	DKK	700	93
Enact Holdings, Inc., 6.25%, 05/28/2029		210	214
IG Group Holdings plc, (United Kingdom), Reg. S, 3.13%, 11/18/2028	GBP	2,000	2,223
Intercontinental Exchange, Inc., 5.25%, 06/15/2031		1,175	1,186
Jefferies Financial Group, Inc.,
2.63%, 10/15/2031		1,250	1,054
2.75%, 10/15/2032		1,420	1,165
5.88%, 07/21/2028		405	414
Jyske Realkredit A/S, (Denmark), Series CCB, Reg. S, 1.00%, 04/01/2026	DKK	400	55
La Banque Postale Home Loan SFH SA, (France),
Reg. S, 3.00%, 01/31/2031	EUR	100	104
Reg. S, 3.13%, 01/29/2034	EUR	100	105
Lansforsakringar Hypotek AB, (Sweden),
Reg. S, 1.38%, 05/31/2027	EUR	100	101
Series 519, Reg. S, 1.50%, 09/16/2026	SEK	900	80
Series 520, Reg. S, 1.00%, 09/15/2027	SEK	1,000	86
Series 521, Reg. S, 0.50%, 09/20/2028	SEK	2,200	183
London Stock Exchange Group plc, (United Kingdom),
Reg. S, 1.63%, 04/06/2030	GBP	2,000	2,140
Reg. S, 1.75%, 12/06/2027	EUR	800	806
LPL Holdings, Inc.,
6.00%, 05/20/2034		35	36
6.75%, 11/17/2028		435	457
Lseg Netherlands BV, (Netherlands), Reg. S, 0.75%, 04/06/2033	EUR	1,000	854
Mastercard, Inc.,
1.00%, 02/22/2029	EUR	13,609	13,203
2.10%, 12/01/2027	EUR	1,825	1,876
2.95%, 06/01/2029		20	19
3.35%, 03/26/2030		24	22
3.85%, 03/26/2050		20	16
4.55%, 01/15/2035		90	86
Nasdaq, Inc.,
0.88%, 02/13/2030	EUR	1,688	1,571
0.90%, 07/30/2033	EUR	100	84
5.35%, 06/28/2028		10	10

SEE NOTES TO FINANCIAL STATEMENTS.

80	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Diversified Financial Services — continued
Nomura Holdings, Inc., (Japan),
1.85%, 07/16/2025		1,755	1,726
2.17%, 07/14/2028		1,500	1,354
2.61%, 07/14/2031		730	615
3.00%, 01/22/2032		320	273
6.07%, 07/12/2028		1,625	1,671
Nordea Kredit Realkreditaktieselskab, (Denmark),
Reg. S, 1.00%, 04/01/2026 (e)		DKK 250	34
1.00%, 10/01/2026		DKK 500	68
Reg. S, 1.00%, 10/01/2027 (e)		DKK 200	27
Series Cc2, Reg. S, 1.00%, 04/01/2029 (e)		DKK 300	39
Series CC2, Reg. S, 1.00%, 04/01/2027 (e)		DKK 500	68
Series CC2, Reg. S, 1.00%, 10/01/2028 (e)		DKK 300	40
Nuveen LLC, 5.55%, 01/15/2030 (e)		190	194
OSB Group plc, (United Kingdom), Reg. S, (UK Gilts 1 Year + 4.99%), 9.50%, 09/07/2028 (aa)	GBP	3,400	4,625
Private Export Funding Corp., Series PP, 1.40%, 07/15/2028		775	697
Prs Finance plc, (United Kingdom),
Reg. S, 1.50%, 08/24/2034	GBP	200	184
Reg. S, 1.75%, 11/24/2026	GBP	165	196
Reg. S, 2.00%, 01/23/2029	GBP	900	1,018
Radian Group, Inc., 6.20%, 05/15/2029		40	41
Realkredit Danmark A/S, (Denmark),
Series 10F, Reg. S, 1.00%, 01/01/2026 (e)	DKK	1,000	137
Series 10f, Reg. S, 1.00%, 04/01/2026	DKK	500	68
Series 10F, Reg. S, 1.00%, 01/01/2030 (e)	DKK	1,000	130
Series 22S, Reg. S, 0.00%, 10/01/2040 (e)	DKK	38	5
Saltaire Finance plc, (United Kingdom),
Reg. S, 4.81%, 03/14/2053	GBP	100	115
Reg. S, 4.82%, 12/01/2033	GBP	300	373
Societe Generale SFH SA, (France),
Reg. S, 0.50%, 01/28/2026	EUR	100	101
Reg. S, 1.75%, 05/05/2034	EUR	200	186
Sparebanken Vest Boligkreditt A/S, (Norway),
Reg. S, 2.50%, 09/22/2027	EUR	100	104
Reg. S, 3.00%, 07/31/2029	EUR	100	105
Swedbank Hypotek AB, (Sweden),
Reg. S, 0.50%, 02/05/2026	EUR	100	101
Series 196, Reg. S, 1.00%, 03/18/2026	SEK	1,000	89
Series 197, Reg. S, 1.00%, 03/17/2027	SEK	700	61

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
Series 199, Reg. S, 3.00%, 03/28/2029	SEK	2,000	182
Series 200, Reg. S, 3.00%, 12/27/2029	SEK	1,500	136
THFC Funding No. 1 plc, (United Kingdom), Reg. S, 5.13%, 12/21/2035	GBP	1,370	1,662
TP ICAP Finance plc, (United Kingdom), Reg. S, 5.25%, 05/29/2026	GBP	2,000	2,500
Visa, Inc.,
2.00%, 06/15/2029	EUR	4,100	4,117
2.00%, 08/15/2050		85	46
2.70%, 04/15/2040		10	7
3.65%, 09/15/2047		20	16
Wellcome Trust Finance plc, (United Kingdom), Reg. S, 4.63%, 07/25/2036	GBP	225	271
Western Union Co. (The), 1.35%, 03/15/2026		510	488

			76,610

Insurance — 1.2%
AIA Group Ltd., (Hong Kong), Reg. S, (EUR Swap Rate 5 Year + 1.10%), 0.88%, 09/09/2033 (aa)	EUR	1,800	1,697
Alleghany Corp.,
3.25%, 08/15/2051		15	10
3.63%, 05/15/2030		5	5
Allianz Finance II BV, (Netherlands),
Reg. S, 0.50%, 11/22/2033	EUR	200	166
Series 62, Reg. S, 4.50%, 03/13/2043	GBP	1,500	1,656
Allianz SE, (Germany),
Reg. S, (ICE LIBOR EUR 3 Month + 3.55%), 4.25%, 07/05/2052 (aa)	EUR	2,600	2,769
Reg. S, (ICE LIBOR EUR 3 Month + 3.65%), 5.82%, 07/25/2053 (aa)	EUR	1,900	2,225
American International Group, Inc., 1.88%, 06/21/2027	EUR	1,000	1,012
American National Group, Inc., 5.75%, 10/01/2029		35	35
Aon North America, Inc., 5.45%, 03/01/2034		75	75
Argentum Netherlands BV for Zurich Insurance Co. Ltd., (Netherlands), Reg. S, (ICE LIBOR EUR 3 Month + 3.20%), 2.75%, 02/19/2049 (aa)	EUR	500	504
Arthur J Gallagher & Co.,
3.05%, 03/09/2052		20	13
3.50%, 05/20/2051		5	3
5.15%, 02/15/2035		770	752
ASR Nederland NV, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 4.00%), 3.38%, 05/02/2049 (aa)	EUR	1,000	1,021
Reg. S, (EUR Swap Rate 5 Year + 5.20%), 5.13%, 09/29/2045 (aa)	EUR	1,000	1,046
Assurant, Inc.,
2.65%, 01/15/2032		26	22

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	81

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Insurance — continued
3.70%, 02/22/2030		30	28
4.90%, 03/27/2028		7	7
Aviva plc, (United Kingdom),
Reg. S, 1.88%, 11/13/2027	EUR	500	506
Reg. S, (ICE LIBOR EUR 3 Month + 3.55%), 3.38%, 12/04/2045 (aa)	EUR	1,000	1,037
Reg. S, (UK Gilts 5 Year + 4.70%), 4.00%, 06/03/2055 (aa)	GBP	825	847
Reg. S, (UK Gilts 5 Year + 2.85%), 6.13%, 11/14/2036 (aa)	GBP	430	548
Reg. S, (UK Gilts 5 Year + 3.30%), 6.13%, 09/12/2054 (aa)	GBP	1,800	2,216
AXA SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 3.75%), 3.38%, 07/06/2047 (aa)	EUR	1,900	1,975
Reg. S, (EUR Swap Rate 11 Year + 3.25%), 3.88%, 10/08/2025 (aa) (x)	EUR	5,000	5,183
Berkshire Hathaway Finance Corp.,
1.50%, 03/18/2030	EUR	2,200	2,129
2.38%, 06/19/2039	GBP	825	713
Berkshire Hathaway, Inc., 2.15%, 03/15/2028	EUR	1,000	1,022
BNP Paribas Cardif SA, (France), Reg. S, (ICE LIBOR EUR 3 Month + 3.93%), 4.03%, 11/25/2025 (aa) (x)	EUR	6,000	6,223
Brown & Brown, Inc.,
2.38%, 03/15/2031		69	58
4.20%, 03/17/2032		8	7
4.95%, 03/17/2052		30	26
5.65%, 06/11/2034		80	80
BUPA Finance plc, (United Kingdom), Reg. S, 5.00%, 10/12/2030	EUR	1,700	1,916
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, (France), Reg. S, 0.75%, 07/07/2028	EUR	4,900	4,654
Chubb INA Holdings LLC,
0.88%, 12/15/2029	EUR	1,000	939
1.55%, 03/15/2028	EUR	3,000	2,984
5.00%, 03/15/2034		505	499
Cloverie PLC for Zurich Insurance Co. Ltd., (Ireland), Reg. S, 1.50%, 12/15/2028	EUR	1,000	987
CNA Financial Corp.,
2.05%, 08/15/2030		2,500	2,147
5.13%, 02/15/2034		270	265
CNP Assurances SACA, (France),
Reg. S, 0.38%, 03/08/2028	EUR	100	95
Reg. S, 1.25%, 01/27/2029	EUR	700	669
Reg. S, (ICE LIBOR EUR 3 Month + 2.70%), 1.88%, 10/12/2053 (aa)	EUR	300	261
Reg. S, (ICE LIBOR EUR 3 Month + 3.00%), 2.00%, 07/27/2050 (aa)	EUR	100	94
Reg. S, (ICE LIBOR EUR 3 Month + 3.65%), 2.50%, 06/30/2051 (aa)	EUR	1,000	954
Reg. S, 2.75%, 02/05/2029	EUR	100	102

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Insurance — continued
Reg. S, (ICE LIBOR EUR 3 Month + 4.60%), 4.50%, 06/10/2047 (aa)	EUR	200	212
Reg. S, (ICE LIBOR EUR 3 Month + 3.37%), 4.88%, 07/16/2054 (aa)	EUR	100	108
Reg. S, (ICE LIBOR EUR 3 Month + 3.45%), 5.25%, 07/18/2053 (aa)	EUR	300	332
Corebridge Financial, Inc.,
4.35%, 04/05/2042		155	129
(CMT Index 5 Year + 3.85%), 6.88%, 12/15/2052 (aa)		145	149
Credit Agricole Assurances SA, (France), Reg. S, 2.00%, 07/17/2030	EUR	600	570
Enstar Group Ltd., (Bermuda),
3.10%, 09/01/2031		131	112
4.95%, 06/01/2029		30	30
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/2050		825	559
Fairfax Financial Holdings Ltd., (Canada),
Reg. S, 2.75%, 03/29/2028	EUR	4,865	4,974
3.38%, 03/03/2031		2,010	1,794
4.85%, 04/17/2028		35	35
5.63%, 08/16/2032		1,100	1,113
6.00%, 12/07/2033		30	31
6.10%, 03/15/2055 (e)		31	31
6.35%, 03/22/2054		60	62
Fidelity National Financial, Inc.,
3.20%, 09/17/2051		20	12
3.40%, 06/15/2030		10	9
4.50%, 08/15/2028		10	10
First American Financial Corp., 5.45%, 09/30/2034		63	61
Generali, (Italy),
Reg. S, 1.71%, 06/30/2032	EUR	100	91
Reg. S, 2.43%, 07/14/2031	EUR	1,000	973
Reg. S, 4.13%, 05/04/2026	EUR	100	105
Reg. S, (ICE LIBOR EUR 3 Month + 4.50%), 4.60%, 11/21/2025 (aa) (x)	EUR	770	803
Groupe des Assurances du Credit Mutuel SADIR, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 2.65%), 1.85%, 04/21/2042 (aa)	EUR	2,200	1,955
Reg. S, 3.75%, 04/30/2029	EUR	2,200	2,326
Hannover Rueck SE, (Germany),
Reg. S, (ICE LIBOR EUR 3 Month + 2.38%), 1.13%, 10/09/2039 (aa)	EUR	1,000	934
Reg. S, (ICE LIBOR EUR 3 Month + 3.75%), 5.88%, 08/26/2043 (aa)	EUR	1,200	1,411
Jackson Financial, Inc., 4.00%, 11/23/2051		5	3
Just Group plc, (United Kingdom), Reg. S, 6.88%, 03/30/2035	GBP	1,750	2,189
Legal & General Finance plc, (United Kingdom), Reg. S, 5.88%, 04/05/2033	GBP	425	548

SEE NOTES TO FINANCIAL STATEMENTS.

82	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Insurance — continued
Legal & General Group plc, (United Kingdom),
Reg. S, (UK Gilts 5 Year + 5.25%), 4.50%, 11/01/2050 (aa)	GBP	825	964
Reg. S, (UK Gilts 5 Year + 4.65%), 5.13%, 11/14/2048 (aa)	GBP	600	739
Liberty Mutual Group, Inc.,
3.95%, 10/15/2050 (e)		875	638
5.50%, 06/15/2052 (e)		450	415
M&G plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.16%), 5.56%, 07/20/2055 (aa)	GBP	825	940
Markel Group, Inc.,
3.45%, 05/07/2052		1,000	665
6.00%, 05/16/2054		190	189
Marsh & McLennan Cos., Inc.,
1.98%, 03/21/2030	EUR	4,131	4,063
5.00%, 03/15/2035		1,885	1,841
5.40%, 03/15/2055		1,720	1,651
Metropolitan Life Global Funding I,
Reg. S, 0.50%, 05/25/2029	EUR	500	468
Reg. S, 0.55%, 06/16/2027	EUR	1,475	1,456
Reg. S, 0.63%, 12/08/2027	GBP	1,000	1,109
Reg. S, 1.63%, 10/12/2028	GBP	1,000	1,118
Reg. S, 1.63%, 09/21/2029	GBP	2,125	2,307
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (Germany), Reg. S, (ICE LIBOR EUR 3 Month + 2.60%), 4.25%, 05/26/2044 (aa)	EUR	7,500	8,007
Mutual of Omaha Cos. Global Funding, 4.75%, 10/15/2029 (e)		1,660	1,634
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, (France), Reg. S, 0.63%, 06/21/2027	EUR	1,900	1,851
New York Life Global Funding, Reg. S, 3.63%, 01/09/2030	EUR	9,625	10,304
NN Group NV, (Netherlands),
Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 4.50%, 01/15/2026 (aa) (x)	EUR	1,350	1,408
Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 6.00%, 11/03/2043 (aa)	EUR	6,600	7,685
Old Republic International Corp., 3.85%, 06/11/2051		15	11
Pension Insurance Corp. plc, (United Kingdom), Reg. S, 5.63%, 09/20/2030	GBP	1,121	1,356
Phoenix Group Holdings plc, (United Kingdom), Reg. S, 6.63%, 12/18/2025	GBP	425	537
Primerica, Inc., 2.80%, 11/19/2031		35	30
Protective Life Global Funding, 4.77%, 12/09/2029 (e)		2,500	2,476

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Insurance — continued
Prudential Financial, Inc., (ICE LIBOR USD 3 Month + 2.67%), 5.70%, 09/15/2048 (aa)		150	149
Prudential Funding Asia plc, (United Kingdom), 5.88%, 05/11/2029	GBP	1,500	1,925
Reinsurance Group of America, Inc., 5.75%, 09/15/2034		87	88
RenaissanceRe Holdings Ltd., (Bermuda), 5.75%, 06/05/2033		52	52
Rothesay Life plc, (United Kingdom), Reg. S, 7.02%, 12/10/2034	GBP	3,325	4,251
Sampo OYJ, (Finland), Reg. S, 2.25%, 09/27/2030	EUR	1,000	1,002
SCOR SE, (France), Reg. S, (EUR Swap Rate 10 Year + 3.25%), 3.00%, 06/08/2046 (aa)	EUR	3,600	3,704
Sogecap SA, (France), Reg. S, (EUR Swap Rate 5 Year + 4.15%), 4.13%, 02/18/2026 (aa) (x)	EUR	1,700	1,766
Talanx AG, (Germany), Reg. S, 4.00%, 10/25/2029	EUR	7,800	8,454
Travelers Cos., Inc. (The), 5.45%, 05/25/2053		20	19
UNIQA Insurance Group AG, (Austria),
Reg. S, 1.38%, 07/09/2030	EUR	500	476
Reg. S, (ICE LIBOR EUR 3 Month + 3.35%), 2.38%, 12/09/2041 (aa)	EUR	500	458
Reg. S, (ICE LIBOR EUR 3 Month + 5.82%), 6.00%, 07/27/2046 (aa)	EUR	500	536
Unum Group,
4.00%, 06/15/2029		1,700	1,631
4.13%, 06/15/2051		904	669
5.75%, 08/15/2042		5	5
6.00%, 06/15/2054		755	748
W R Berkley Corp., 4.00%, 05/12/2050		700	531
Willis North America, Inc.,
4.65%, 06/15/2027		30	30
5.35%, 05/15/2033		20	20
5.90%, 03/05/2054		115	113
Zurich Finance Ireland Designated Activity Co., (Ireland),
Reg. S, 1.63%, 06/17/2039	EUR	500	415
Reg. S, (UK Gilts 5 Year + 4.10%), 5.13%, 11/23/2052 (aa)	GBP	5,625	6,721

			161,478

Investment Companies — 0.2%
Apollo Debt Solutions BDC, 6.90%, 04/13/2029 (e)		35	36
Ares Capital Corp.,
2.15%, 07/15/2026		6	6
2.88%, 06/15/2028		30	27
5.95%, 07/15/2029		60	61

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	83

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Investment Companies — continued
Blackstone Private Credit Fund, 3.25%, 03/15/2027		25	24
Blackstone Secured Lending Fund,
2.85%, 09/30/2028		13	12
5.35%, 04/13/2028		60	60
Blue Owl Capital Corp.,
2.88%, 06/11/2028		45	41
5.95%, 03/15/2029		30	30
CDP Reti SpA, (Italy),
Reg. S, 3.88%, 09/04/2031	EUR	200	210
Reg. S, 5.88%, 10/25/2027	EUR	500	553
FS KKR Capital Corp.,
2.63%, 01/15/2027		35	33
3.13%, 10/12/2028		140	127
7.88%, 01/15/2029		60	64
Golub Capital BDC, Inc.,
2.50%, 08/24/2026		5	5
6.00%, 07/15/2029		65	65
Investor AB, (Sweden),
Reg. S, 0.38%, 10/29/2035	EUR	425	320
Reg. S, 1.50%, 09/12/2030	EUR	700	672
Reg. S, 2.75%, 06/10/2032	EUR	9,924	10,014
Main Street Capital Corp.,
3.00%, 07/14/2026		45	44
6.95%, 03/01/2029		55	57
MDGH GMTN RSC Ltd., (United Arab Emirates),
Reg. S, 0.38%, 03/10/2027	EUR	1,000	977
Reg. S, 1.00%, 03/10/2034	EUR	600	492
New Mountain Finance Corp., 6.88%, 02/01/2029		20	20
Sixth Street Specialty Lending, Inc., 6.13%, 03/01/2029		15	15
Temasek Financial I Ltd., (Singapore),
Reg. S, 1.50%, 03/01/2028	EUR	4,700	4,691
Reg. S, 3.25%, 02/15/2027	EUR	1,500	1,572
Wendel SE, (France), Reg. S, 1.00%, 06/01/2031	EUR	2,600	2,348

			22,576

Private Equity — 0.0% (g)
3i Group plc, (United Kingdom),
Reg. S, 4.88%, 06/14/2029	EUR	4,925	5,437
Reg. S, 5.75%, 12/03/2032	GBP	350	445
Brookfield Finance, Inc., (Canada), 5.68%, 01/15/2035		70	71
Intermediate Capital Group plc, (United Kingdom), Reg. S, 1.63%, 02/17/2027	EUR	1,000	996

			6,949

Real Estate — 0.7%
Affinity Sutton Capital Markets plc, (United Kingdom), Reg. S, 5.98%, 09/17/2038	GBP	1,000	1,281
Akelius Residential Property Financing BV, (Netherlands), Reg. S, 1.00%, 01/17/2028	EUR	1,000	961

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Real Estate — continued
Aroundtown Finance Sarl, (Luxembourg),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.35%), 5.00%, 04/16/2029 (aa) (x)	EUR	1,400	1,282
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.51%), 7.13%, 01/16/2030 (aa) (x)	EUR	7,400	7,505
Aroundtown SA, (Luxembourg),
Reg. S, 0.00%, 07/16/2026	EUR	3,800	3,755
Reg. S, 1.45%, 07/09/2028	EUR	6,500	6,245
Reg. S, (EUR Swap Rate 5 Year + 2.42%), 1.63%, 04/15/2026 (aa) (x)	EUR	3,000	2,820
Reg. S, 3.00%, 10/16/2029	GBP	4,650	5,042
Reg. S, 4.80%, 07/16/2029	EUR	900	965
Balder Finland OYJ, (Finland), Reg. S, 1.00%, 01/18/2027	EUR	2,000	1,981
Blackstone Property Partners Europe Holdings Sarl, (Luxembourg),
Reg. S, 1.63%, 04/20/2030	EUR	1,000	924
Reg. S, 1.75%, 03/12/2029	EUR	2,500	2,407
Reg. S, 2.63%, 10/20/2028	GBP	1,075	1,214
Broadgate Financing plc, (United Kingdom), Series A4, Reg. S, 4.82%, 07/05/2033	GBP	50	61
CBRE Services, Inc., 5.95%, 08/15/2034		92	95
Citycon Treasury BV, (Netherlands), Reg. S, 6.50%, 03/08/2029	EUR	2,150	2,363
Clarion Funding plc, (United Kingdom),
Reg. S, 1.25%, 11/13/2032	GBP	1,000	926
Reg. S, 1.88%, 09/07/2051	GBP	500	291
Reg. S, 2.63%, 01/18/2029	GBP	200	228
CTP NV, (Netherlands),
Reg. S, 0.88%, 01/20/2026	EUR	372	378
Reg. S, 1.50%, 09/27/2031	EUR	9,850	8,837
Deutsche Wohnen SE, (Germany),
Reg. S, 0.50%, 04/07/2031	EUR	500	438
Reg. S, 1.50%, 04/30/2030	EUR	900	855
Fastighets AB Balder, (Sweden),
Reg. S, 1.13%, 01/29/2027	EUR	4,000	3,974
Reg. S, 1.88%, 01/23/2026	EUR	2,000	2,043
Grand City Properties Finance Sarl, (Luxembourg), Reg. S, (EUR Swap Rate 5 Year + 3.51%), 6.13%, 01/16/2030 (aa) (x)	EUR	3,750	3,838
Heimstaden Bostad AB, (Sweden), Reg. S, 1.13%, 01/21/2026	EUR	1,200	1,213
Heimstaden Bostad Treasury BV, (Netherlands), 1.38%, 03/03/2027	EUR	600	594
Hexagon Housing Association Ltd., (United Kingdom), Reg. S, 3.63%, 04/22/2048	GBP	1,000	843
HOWOGE Wohnungsbaugesellschaft mbH, (Germany),
Reg. S, 0.63%, 11/01/2028	EUR	400	377
Reg. S, 1.13%, 11/01/2033	EUR	100	84
LEG Immobilien SE, (Germany), Reg. S, 0.75%, 06/30/2031	EUR	700	612

SEE NOTES TO FINANCIAL STATEMENTS.

84	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Real Estate — continued
Logicor 2019-1 UK plc, (United Kingdom), Reg. S, 1.88%, 11/17/2026	GBP	825	978
Logicor Financing Sarl, (Luxembourg),
Reg. S, 0.88%, 01/14/2031	EUR	500	441
Reg. S, 1.50%, 07/13/2026	EUR	1,000	1,016
Reg. S, 1.63%, 07/15/2027	EUR	3,000	2,986
Reg. S, 1.63%, 01/17/2030	EUR	200	188
Reg. S, 2.00%, 01/17/2034	EUR	100	88
Reg. S, 3.25%, 11/13/2028	EUR	100	103
Reg. S, 4.25%, 07/18/2029	EUR	100	107
London & Quadrant Housing Trust, (United Kingdom),
Reg. S, 2.00%, 10/20/2038	GBP	425	340
Reg. S, 2.13%, 03/31/2032	GBP	1,000	1,003
Reg. S, 2.63%, 02/28/2028	GBP	1,225	1,421
Reg. S, 2.75%, 07/20/2057	GBP	425	289
Reg. S, 3.13%, 02/28/2053	GBP	500	386
Meadowhall Finance plc, (United Kingdom), Series A1, Reg. S, 4.99%, 01/12/2032	GBP	23	27
NE Property BV, (Netherlands),
Reg. S, 1.88%, 10/09/2026	EUR	1,000	1,012
Reg. S, 2.00%, 01/20/2030	EUR	500	479
Reg. S, 3.38%, 07/14/2027	EUR	500	517
Notting Hill Genesis, (United Kingdom),
Reg. S, 3.25%, 10/12/2048	GBP	1,000	806
Reg. S, 4.38%, 02/20/2054	GBP	500	476
Reg. S, 5.25%, 07/07/2042	GBP	1,000	1,136
Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada), 2.50%, 10/15/2031 (e)		2,580	2,144
4.13%, 02/01/2029 (e)		2,100	2,013
Optivo Finance plc, (United Kingdom), Reg. S, 5.25%, 03/13/2043	GBP	1,000	1,140
Orbit Capital plc, (United Kingdom), Reg. S, 3.38%, 06/14/2048	GBP	1,325	1,133
P3 Group Sarl, (Luxembourg),
Reg. S, 0.88%, 01/26/2026	EUR	490	496
Reg. S, 1.63%, 01/26/2029	EUR	2,300	2,211
Reg. S, 4.00%, 04/19/2032	EUR	100	104
Reg. S, 4.63%, 02/13/2030	EUR	200	215
Sagax Euro Mtn NL BV, (Netherlands), Reg. S, 1.63%, 02/24/2026	EUR	1,000	1,018
Shurgard Luxembourg Sarl, (Luxembourg), Reg. S, 3.63%, 10/22/2034	EUR	4,100	4,214
Sinochem Offshore Capital Co. Ltd., (British Virgin Islands), Reg. S, 0.75%, 11/25/2025	EUR	1,000	1,011
Sirius Real Estate Ltd., (Guernsey), Reg. S, 1.75%, 11/24/2028	EUR	1,800	1,726
Southern Housing, (United Kingdom), Reg. S, 5.63%, 10/01/2054	GBP	1,125	1,319
Telereal Securitisation plc, (United Kingdom), Series B4, 6.16%, 12/10/2031	GBP	38	48

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Real Estate — continued
Tesco Property Finance 1 plc, (United Kingdom), Reg. S, 7.62%, 07/13/2039	GBP	75	104
Trafford Centre Finance Ltd. (The), (Cayman Islands), Series A2, Reg. S, 6.50%, 07/28/2033	GBP	29	38
VGP NV, (Belgium),
Reg. S, 1.63%, 01/17/2027	EUR	1,300	1,302
Reg. S, 2.25%, 01/17/2030	EUR	700	662
Vonovia SE, (Germany),
Reg. S, 0.63%, 07/09/2026	EUR	300	301
Reg. S, 1.00%, 01/28/2041	EUR	1,100	724

			100,154

REITS — 0.6%
Aedifica SA, (Belgium), Reg. S, 0.75%, 09/09/2031	EUR	1,200	1,029
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033		75	58
5.25%, 05/15/2036		295	286
5.63%, 05/15/2054		1,240	1,189
Altarea SCA, (France),
Reg. S, 1.75%, 01/16/2030	EUR	400	362
Reg. S, 1.88%, 01/17/2028	EUR	1,500	1,451
American Homes 4 Rent LP, 5.25%, 03/15/2035		1,960	1,908
5.50%, 02/01/2034		55	55
American Tower Corp., 1.95%, 05/22/2026	EUR	1,000	1,024
3.80%, 08/15/2029		627	594
5.20%, 02/15/2029		55	55
5.80%, 11/15/2028		30	31
Brixmor Operating Partnership LP, 4.05%, 07/01/2030		1,175	1,111
4.13%, 06/15/2026		2,300	2,276
4.13%, 05/15/2029		940	903
Cousins Properties LP, 5.88%, 10/01/2034		75	75
Crown Castle, Inc.,
4.90%, 09/01/2029		50	50
5.20%, 09/01/2034		75	73
5.60%, 06/01/2029		60	61
5.80%, 03/01/2034		10	10
Digital Dutch Finco BV, (Netherlands), Reg. S, 1.50%, 03/15/2030	EUR	2,500	2,363
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034		35	35
Equinix, Inc.,
1.00%, 09/15/2025		50	49
1.00%, 03/15/2033	EUR	800	687
1.45%, 05/15/2026		20	19
2.90%, 11/18/2026		20	19
Extra Space Storage LP, 3.50%, 07/01/2026		13	13
5.35%, 01/15/2035		30	29

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	85

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
REITS — continued
5.40%, 02/01/2034		15	15
5.70%, 04/01/2028		40	41
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/2032		780	668
4.00%, 01/15/2030		800	745
5.30%, 01/15/2029		400	397
5.38%, 04/15/2026		1,500	1,500
5.63%, 09/15/2034		60	59
6.25%, 09/15/2054		10	10
Healthcare Realty Holdings LP, 2.00%, 03/15/2031		80	65
Healthpeak OP LLC, 3.00%, 01/15/2030		1,400	1,267
Host Hotels & Resorts LP, 5.50%, 04/15/2035		70	69
5.70%, 07/01/2034		460	459
Series J, 2.90%, 12/15/2031		415	353
Invitation Homes Operating Partnership LP, 2.00%, 08/15/2031		60	49
4.88%, 02/01/2035		890	842
5.45%, 08/15/2030		10	10
Kimco Realty OP LLC, 2.70%, 10/01/2030		1,900	1,686
4.85%, 03/01/2035		700	667
Klepierre SA, (France),
Reg. S, 1.63%, 12/13/2032	EUR	1,000	922
Reg. S, 2.00%, 05/12/2029	EUR	1,000	1,000
Land Securities Capital Markets plc, (United Kingdom), Reg. S, 4.63%, 09/23/2034	GBP	2,350	2,794
Mercialys SA, (France),
Reg. S, 1.80%, 02/27/2026	EUR	1,000	1,020
Reg. S, 2.50%, 02/28/2029	EUR	300	304
Merlin Properties Socimi SA, (Spain), Reg. S, 2.38%, 07/13/2027	EUR	1,000	1,023
National Health Investors, Inc., 3.00%, 02/01/2031		50	43
Praemia Healthcare SACA, (France), Reg. S, 5.50%, 09/19/2028	EUR	3,600	3,982
Prologis LP, 2.25%, 06/30/2029	GBP	1,600	1,805
Rayonier LP, 2.75%, 05/17/2031		9	8
Realty Income Corp., 1.63%, 12/15/2030	GBP	200	204
1.75%, 07/13/2033	GBP	1,100	1,034
3.10%, 12/15/2029		800	734
4.75%, 02/15/2029		30	30
5.00%, 10/15/2029	GBP	2,300	2,834
5.25%, 09/04/2041	GBP	1,500	1,745
Sabra Health Care LP, 3.20%, 12/01/2031		90	77
Scentre Group Trust 1 / Scentre Group Trust 2, (Australia), Reg. S, 1.45%, 03/28/2029	EUR	2,000	1,939
Scentre Group Trust 1, (Australia), Reg. S, 3.88%, 07/16/2026	GBP	554	681

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

REITS — continued
Segro plc, (United Kingdom), Reg. S, 3.50%, 09/24/2032	EUR	1,725	1,782
SELP Finance Sarl, (Luxembourg), Reg. S, 3.75%, 08/10/2027	EUR	2,300	2,420
Simon Property Group LP, 1.38%, 01/15/2027		10	9
3.25%, 09/13/2049		2	1
4.25%, 10/01/2044		2	2
4.25%, 11/30/2046		3	3
5.85%, 03/08/2053		45	46
6.65%, 01/15/2054		12	13
Sun Communities Operating LP, 2.30%, 11/01/2028		2,660	2,398
2.70%, 07/15/2031		135	113
4.20%, 04/15/2032		450	411
Unibail-Rodamco-Westfield SE, (France),
Reg. S, 1.38%, 12/04/2031	EUR	7,600	6,831
Reg. S, 1.88%, 01/15/2031	EUR	3,800	3,606
UNITE Group plc (The), (United Kingdom), Reg. S, 5.63%, 06/25/2032	GBP	1,150	1,441
Ventas Realty LP, 4.13%, 01/15/2026		2,300	2,282
5.63%, 07/01/2034		90	90
VICI Properties LP, 4.75%, 02/15/2028		205	203
4.95%, 02/15/2030		2,445	2,398
5.13%, 05/15/2032		75	73
Welltower OP LLC, 2.75%, 01/15/2031		50	43
3.10%, 01/15/2030		2,472	2,251
4.00%, 06/01/2025		7	7
4.25%, 04/15/2028		4	4
4.50%, 12/01/2034	GBP	300	344
4.80%, 11/20/2028	GBP	1,650	2,045
Weyerhaeuser Co., 4.00%, 04/15/2030		1,500	1,421
WP Carey, Inc., 2.25%, 04/01/2033		1,000	788
3.70%, 11/19/2034	EUR	2,000	2,045
4.25%, 07/23/2032	EUR	2,100	2,265

			82,231

Savings & Loans — 0.1%
Coventry Building Society, (United Kingdom), Reg. S, 2.63%, 12/07/2026	EUR	5,000	5,187
Nationwide Building Society, (United Kingdom),
Reg. S, 0.63%, 03/25/2027	EUR	100	99
Reg. S, 3.31%, 05/02/2034	EUR	120	129
Reg. S, 3.63%, 03/15/2028	EUR	100	107
Skipton Building Society, (United Kingdom), Reg. S, 3.25%, 06/18/2029	EUR	1,800	1,906
Yorkshire Building Society, (United Kingdom), Reg. S, 0.01%, 11/16/2028	EUR	5,100	4,777

			12,205

Total Financial			1,434,488

SEE NOTES TO FINANCIAL STATEMENTS.

86	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Government — 1.5%
Multi—National — 1.5%
African Development Bank, (Supranational), 0.50%, 03/22/2027	EUR	1,000	996
0.50%, 03/21/2029	EUR	3,500	3,343
0.88%, 05/24/2028	EUR	400	394
2.25%, 09/14/2029	EUR	2,000	2,053
Asian Development Bank, (Supranational),
Reg. S, 0.00%, 10/24/2029	EUR	5,000	4,597
Reg. S, 0.03%, 01/31/2030	EUR	3,550	3,241
0.35%, 07/16/2025	EUR	700	717
0.75%, 12/07/2027	GBP	5,000	5,635
1.40%, 02/06/2037	EUR	7,000	6,095
2.88%, 05/06/2025		150	149
4.13%, 02/14/2029	GBP	5,000	6,178
4.50%, 08/25/2028		150	151
6.22%, 08/15/2027		100	104
Corp. Andina de Fomento, (Supranational), Reg. S, 0.25%, 02/04/2026	EUR	2,000	2,017
Council Of Europe Development Bank, (Supranational),
Reg. S, 0.00%, 01/20/2031	EUR	5,000	4,445
Reg. S, 0.25%, 01/19/2032	EUR	3,000	2,638
Reg. S, 0.63%, 01/30/2029	EUR	1,500	1,447
Reg. S, 2.88%, 04/13/2030	EUR	10,000	10,543
Dexia SA, (France),
Reg. S, 0.00%, 01/21/2028	EUR	1,300	1,249
Reg. S, 0.01%, 01/22/2027	EUR	500	492
Reg. S, 0.63%, 01/17/2026	EUR	600	609
Reg. S, 1.00%, 10/18/2027	EUR	300	299
Reg. S, 2.13%, 02/12/2025	GBP	400	499
Reg. S, 2.75%, 01/18/2029	EUR	700	727
Reg. S, 3.13%, 06/01/2028	EUR	600	633
Erste Abwicklungsanstalt, (Germany), Reg. S, 3.13%, 06/22/2026	EUR	400	419
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, (Supranational), 4.55%, 03/30/2027	CAD	500	357
5.50%, 06/07/2032	GBP	300	387
European Investment Bank, (Supranational),
Reg. S, 0.00%, 03/13/2026	EUR	700	706
Zero Coupon, 05/28/2037 (e)	CAD	150	62
Reg. S, 0.01%, 11/15/2035	EUR	4,200	3,214
Reg. S, 0.01%, 05/15/2041	EUR	5,000	3,166
Reg. S, 0.05%, 11/15/2029	EUR	10,000	9,229
0.05%, 01/16/2030	EUR	17,900	16,457
Reg. S, 0.05%, 10/13/2034	EUR	19,000	15,106
Reg. S, 0.10%, 10/15/2026	EUR	5,000	4,992
Reg. S, 0.13%, 12/14/2026	GBP	1,875	2,164
Reg. S, 0.25%, 06/15/2040	EUR	3,950	2,703
Reg. S, 0.50%, 11/13/2037	EUR	2,000	1,528
Reg. S, 0.88%, 05/15/2026	GBP	2,000	2,387

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Multi—National — continued
0.88%, 09/13/2047	EUR	200	135
Reg. S, 1.00%, 03/14/2031	EUR	20,000	18,924
Reg. S, 1.00%, 04/14/2032	EUR	3,275	3,043
1.50%, 10/16/2048	EUR	5,000	3,826
2.75%, 09/13/2030	EUR	230	241
Reg. S, 3.00%, 02/15/2039	EUR	15,000	15,501
Reg. S, 3.50%, 04/15/2027	EUR	10,000	10,653
Reg. S, 3.63%, 03/14/2042	EUR	2,025	2,246
3.75%, 11/15/2029		145	140
Reg. S, 3.88%, 06/08/2037	GBP	3,000	3,408
4.38%, 03/19/2027		200	200
Reg. S, 4.50%, 03/07/2044	GBP	5,000	5,730
5.00%, 04/15/2039	GBP	3,500	4,383
Series 1981, 2.63%, 03/15/2035	EUR	40	41
Series DIP, Reg. S, 4.63%, 10/12/2054	GBP	3,055	3,514
FMS Wertmanagement, (Germany), Reg. S, 0.38%, 04/29/2030	EUR	1,800	1,675
Inter-American Development Bank, (Supranational), 0.88%, 04/20/2026		200	191
2.38%, 08/03/2029	GBP	1,000	1,144
3.63%, 09/17/2031		145	137
6.75%, 07/15/2027		700	732
International Development Association, (Supranational),
Reg. S, 0.00%, 10/19/2026	EUR	1,000	994
Reg. S, 0.35%, 04/22/2036	EUR	3,500	2,730
Reg. S, 0.38%, 09/22/2027	GBP	2,000	2,246
Reg. S, 0.70%, 01/17/2042	EUR	1,000	702
International Finance Corp., (Supranational),
SUB, 0.75%, 03/15/2026		10	10
SUB, 1.00%, 05/15/2026		150	145
North American Development Bank, (Supranational), Reg. S, 0.20%, 11/28/2028	CHF	200	216

			205,035

Municipal — 0.0% (g)
Transport for London, (United Kingdom),
Reg. S, 3.88%, 07/23/2042	GBP	140	141
Reg. S, 4.00%, 09/12/2033	GBP	300	340
Reg. S, 4.00%, 04/07/2064	GBP	300	285

			766

Regional (State/Province) — 0.0% (g)
KAF Kaerntner Ausgleichszahlungs-Fonds, (Austria), Reg. S, Zero Coupon, 01/14/2032	EUR	1,560	1,294
UK Municipal Bonds Agency Finance Co. DAC, (Ireland), Reg. S, 1.63%, 08/26/2060	GBP	100	46

			1,340

Total Government			207,141

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	87

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Industrial — 2.4%
Aerospace/Defense — 0.5%
Airbus SE, (Netherlands),
Reg. S, 1.63%, 06/09/2030	EUR	3,050	2,957
Reg. S, 2.00%, 04/07/2028	EUR	1,715	1,748
Reg. S, 2.38%, 04/07/2032	EUR	2,300	2,292
BAE Systems plc, (United Kingdom), 1.90%, 02/15/2031 (e)		1,350	1,117
Boeing Co. (The), 3.45%, 11/01/2028		10	9
5.15%, 05/01/2030		185	182
5.71%, 05/01/2040		2,300	2,190
5.81%, 05/01/2050		50	47
6.30%, 05/01/2029		20	21
6.39%, 05/01/2031		30	32
6.53%, 05/01/2034		100	105
6.86%, 05/01/2054		20	21
7.01%, 05/01/2064		1,290	1,371
GE Capital UK Funding Unlimited Co., (Ireland), Reg. S, 5.88%, 01/18/2033	GBP	2,400	3,098
General Dynamics Corp., 2.25%, 06/01/2031		36	30
4.25%, 04/01/2040		2	2
General Electric Co., 1.50%, 05/17/2029	EUR	10,950	10,731
1.88%, 05/28/2027	EUR	1,000	1,017
Hexcel Corp., 4.20%, 02/15/2027		25	24
L3Harris Technologies, Inc., 5.40%, 07/31/2033		1,600	1,597
MTU Aero Engines AG, (Germany), Reg. S, 3.88%, 09/18/2031	EUR	4,285	4,578
Rolls-Royce plc, (United Kingdom), Reg. S, 1.63%, 05/09/2028	EUR	18,500	18,370
RTX Corp., 2.15%, 05/18/2030	EUR	1,500	1,478
Safran SA, (France),
Reg. S, 0.13%, 03/16/2026	EUR	1,000	1,004
Reg. S, 0.75%, 03/17/2031	EUR	12,700	11,473
Thales SA, (France),
Reg. S, 0.00%, 03/26/2026	EUR	4,100	4,093
Reg. S, 1.00%, 05/15/2028	EUR	1,900	1,844
Reg. S, 4.13%, 10/18/2028	EUR	800	859

			72,290

Building Materials — 0.3%
Carrier Global Corp., 4.13%, 05/29/2028	EUR	1,600	1,724
Cie de Saint-Gobain SA, (France),
Reg. S, 3.38%, 04/08/2030	EUR	900	943
Reg. S, 3.63%, 04/08/2034	EUR	2,000	2,097
CRH Finance DAC, (Ireland), Reg. S, 1.38%, 10/18/2028	EUR	1,164	1,149
Crh Finance UK plc, (United Kingdom), Reg. S, 4.13%, 12/02/2029	GBP	1,500	1,828
CRH Funding BV, (Netherlands), Reg. S, 1.63%, 05/05/2030	EUR	800	774
CRH SMW Finance DAC, (Ireland), Reg. S, 1.25%, 11/05/2026	EUR	1,000	1,010

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Building Materials — continued
Eagle Materials, Inc., 2.50%, 07/01/2031		61	52
Heidelberg Materials AG, (Germany), Reg. S, 3.75%, 05/31/2032	EUR	2,425	2,575
Holcim Finance Luxembourg SA, (Luxembourg),
Reg. S, 0.50%, 09/03/2030	EUR	325	289
Reg. S, 0.50%, 04/23/2031	EUR	2,745	2,399
Reg. S, 0.63%, 01/19/2033	EUR	10,000	8,318
Holcim Sterling Finance Netherlands BV, (Netherlands),
Reg. S, 2.25%, 04/04/2034	GBP	1,900	1,829
Reg. S, 3.00%, 05/12/2032	GBP	3,500	3,760
Johnson Controls International plc / Tyco Fire & Security Finance SCA, (Ireland), 1.00%, 09/15/2032	EUR	1,000	886
3.00%, 09/15/2028	EUR	1,000	1,038
3.13%, 12/11/2033	EUR	1,000	1,015
Kingspan Securities Ireland DAC, (Ireland), Reg. S, 3.50%, 10/31/2031	EUR	3,850	3,996
Lennox International, Inc., 1.35%, 08/01/2025		2	2
5.50%, 09/15/2028		25	25
Martin Marietta Materials, Inc., 3.20%, 07/15/2051		16	10
5.15%, 12/01/2034		730	717
5.50%, 12/01/2054		25	24
Owens Corning, 3.95%, 08/15/2029		500	476
Trane Technologies Financing Ltd., (Ireland), 4.50%, 03/21/2049		5	4
Vulcan Materials Co., 3.50%, 06/01/2030		60	55
5.70%, 12/01/2054		165	161

			37,156

Electrical Components & Equipments — 0.1%
Emerson Electric Co., 1.25%, 10/15/2025	EUR	1,000	1,024
2.00%, 10/15/2029	EUR	1,500	1,498
2.80%, 12/21/2051		17	11
Legrand SA, (France),
Reg. S, 0.63%, 06/24/2028	EUR	1,000	963
Reg. S, 1.00%, 03/06/2026	EUR	1,000	1,017
Reg. S, 1.88%, 07/06/2032	EUR	1,000	960
Schneider Electric SE, (France),
Reg. S, 3.25%, 10/10/2035	EUR	4,400	4,585
Reg. S, 3.50%, 06/12/2033	EUR	400	429
Signify NV, (Netherlands), Reg. S, 2.38%, 05/11/2027	EUR	175	178

			10,665

Electronics — 0.1%
Amphenol Corp., 5.25%, 04/05/2034		885	888

SEE NOTES TO FINANCIAL STATEMENTS.

88	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electronics — continued
5.38%, 11/15/2054		155	148
Amphenol Technologies Holding GmbH, (Germany), Reg. S, 0.75%, 05/04/2026	EUR	2,525	2,549
Assa Abloy AB, (Sweden), Reg. S, 4.13%, 09/13/2035	EUR	1,050	1,172
Flex Ltd., (Singapore), 5.25%, 01/15/2032		110	108
Fortive Corp., 3.70%, 02/13/2026	EUR	2,250	2,353
3.70%, 08/15/2029	EUR	2,600	2,758
Honeywell International, Inc.,
0.75%, 03/10/2032	EUR	2,500	2,201
2.25%, 02/22/2028	EUR	1,500	1,533
4.13%, 11/02/2034	EUR	3,700	4,026
4.50%, 01/15/2034		71	68
Hubbell, Inc., 2.30%, 03/15/2031		59	50
Jabil, Inc., 1.70%, 04/15/2026		20	19
5.45%, 02/01/2029		40	41
Keysight Technologies, Inc., 4.95%, 10/15/2034		20	19
TD SYNNEX Corp., 6.10%, 04/12/2034		55	56
Trimble, Inc., 6.10%, 03/15/2033		36	37
Tyco Electronics Group SA, (Luxembourg), 0.00%, 02/16/2029	EUR	1,000	920

			18,946

Engineering & Construction — 0.3%
ABB Finance BV, (Netherlands),
Reg. S, 0.00%, 01/19/2030	EUR	2,000	1,797
Reg. S, 3.38%, 01/16/2031	EUR	7,200	7,650
Reg. S, 3.38%, 01/15/2034	EUR	3,100	3,278
Aeroports de Paris SA, (France),
Reg. S, 1.00%, 01/05/2029	EUR	500	479
Reg. S, 1.13%, 06/18/2034	EUR	200	170
Reg. S, 1.50%, 07/02/2032	EUR	900	820
Reg. S, 2.13%, 10/02/2026	EUR	200	205
Reg. S, 2.75%, 06/05/2028	EUR	100	103
Reg. S, 2.75%, 04/02/2030	EUR	2,500	2,534
Reg. S, 3.38%, 05/16/2031	EUR	100	104
Arcadis NV, (Netherlands), Reg. S, 4.88%, 02/28/2028	EUR	18,168	19,693
CRCC Hean Ltd., (Hong Kong), Reg. S, 0.88%, 05/20/2026	EUR	300	302
DAA Finance plc, (Ireland), Reg. S, 1.60%, 11/05/2032	EUR	400	365
Ferrovial Emisiones SA, (Spain),
Reg. S, 0.54%, 11/12/2028	EUR	1,000	947
Reg. S, 1.38%, 05/14/2026	EUR	1,000	1,018
Heathrow Funding Ltd., (Jersey),
Reg. S, 4.63%, 10/31/2046	GBP	325	336
Reg. S, 6.45%, 12/10/2031	GBP	225	297
Reg. S, 6.75%, 12/03/2026	GBP	150	194
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028		950	989

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Engineering & Construction — continued
Royal Schiphol Group NV, (Netherlands),
Reg. S, 0.38%, 09/08/2027	EUR	300	293
Reg. S, 0.75%, 04/22/2033	EUR	200	170
Reg. S, 0.88%, 09/08/2032	EUR	400	349
Reg. S, 3.38%, 09/17/2036	EUR	190	196
Sydney Airport Finance Co. Pty Ltd., (Australia), Reg. S, 1.75%, 04/26/2028	EUR	1,000	999
Vinci SA, (France), Reg. S, 3.38%, 10/17/2032	EUR	2,000	2,087

			45,375

Environmental Control — 0.0% (g)
Orano SA, (France),
Reg. S, 2.75%, 03/08/2028	EUR	200	204
Reg. S, 4.00%, 03/12/2031	EUR	100	106
Reg. S, 5.38%, 05/15/2027	EUR	200	217
Waste Connections, Inc., (Canada),
2.60%, 02/01/2030		200	179
3.20%, 06/01/2032		10	9
4.20%, 01/15/2033		20	18
Waste Management, Inc., 2.00%, 06/01/2029		4	4
4.63%, 02/15/2033		19	18
4.95%, 07/03/2031		130	130

			885

Hand/Machine Tools — 0.0% (g)
Regal Rexnord Corp., 6.05%, 02/15/2026		620	625
Snap-on, Inc., 3.10%, 05/01/2050		10	7

			632

Machinery — Construction & Mining — 0.2%
Eaton Capital ULC, (Ireland),
Reg. S, 0.58%, 03/08/2030	EUR	4,500	4,165
Reg. S, 3.60%, 05/21/2031	EUR	3,281	3,501
Reg. S, 3.80%, 05/21/2036	EUR	13,600	14,548
Sandvik AB, (Sweden),
Reg. S, 2.13%, 06/07/2027	EUR	1,000	1,019
Reg. S, 3.75%, 09/27/2029	EUR	1,000	1,069

			24,302

Machinery — Diversified — 0.1%
Atlas Copco AB, (Sweden), Reg. S, 0.63%, 08/30/2026	EUR	1,325	1,329
Atlas Copco Finance DAC, (Ireland),
Reg. S, 0.13%, 09/03/2029	EUR	500	460
Reg. S, 0.75%, 02/08/2032	EUR	2,500	2,223
Dover Corp., 0.75%, 11/04/2027	EUR	1,000	979
1.25%, 11/09/2026	EUR	1,000	1,008
Flowserve Corp., 3.50%, 10/01/2030		12	11
Highland Holdings Sarl, (Luxembourg), 0.32%, 12/15/2026	EUR	1,500	1,481
0.93%, 12/15/2031	EUR	2,050	1,817

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	89

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Machinery—Diversified — continued
2.88%, 11/19/2027	EUR	2,400	2,491
IDEX Corp., 2.63%, 06/15/2031		155	133
3.00%, 05/01/2030		82	74
4.95%, 09/01/2029		690	687
Ingersoll Rand, Inc., 5.40%, 08/14/2028		230	234
5.45%, 06/15/2034		590	594
Nordson Corp., 5.60%, 09/15/2028		95	97
5.80%, 09/15/2033		275	283
nVent Finance Sarl, (Luxembourg), 5.65%, 05/15/2033		105	105
Otis Worldwide Corp., 2.29%, 04/05/2027		20	19
5.13%, 11/19/2031		770	770
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025		40	40
5.61%, 03/11/2034		40	40

			14,875

Metal Fabricate/Hardware — 0.1%
Prysmian SpA, (Italy), Reg. S, 3.88%, 11/28/2031	EUR	10,075	10,555

Miscellaneous Manufacturers — 0.3%
Alfa Laval Treasury International AB, (Sweden),
Reg. S, 0.88%, 02/18/2026	EUR	4,681	4,746
Reg. S, 1.38%, 02/18/2029	EUR	5,000	4,877
Carlisle Cos., Inc., 2.20%, 03/01/2032		54	44
2.75%, 03/01/2030		10	9
Eaton Corp., 4.15%, 11/02/2042		15	13
Illinois Tool Works, Inc., 0.63%, 12/05/2027	EUR	1,000	980
1.00%, 06/05/2031	EUR	500	459
3.00%, 05/19/2034	EUR	332	338
3.25%, 05/17/2028	EUR	2,100	2,212
3.38%, 05/17/2032	EUR	4,100	4,337
Knorr-Bremse AG, (Germany), Reg. S, 3.25%, 09/30/2032	EUR	5,034	5,292
Pentair Finance Sarl, (Luxembourg), 4.50%, 07/01/2029		2,000	1,944
Smiths Group plc, (United Kingdom), Reg. S, 2.00%, 02/23/2027	EUR	6,402	6,507
Teledyne Technologies, Inc., 1.60%, 04/01/2026		20	19
Textron, Inc., 2.45%, 03/15/2031		1,000	851
3.00%, 06/01/2030		130	117
Wabtec Transportation Netherlands BV, (Netherlands), 1.25%, 12/03/2027	EUR	1,500	1,479

			34,224

Packaging & Containers — 0.1%
Amcor UK Finance plc, (United Kingdom), 1.13%, 06/23/2027	EUR	1,500	1,483

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Packaging & Containers — continued
Berry Global, Inc., 5.50%, 04/15/2028		615	621
DS Smith plc, (United Kingdom),
Reg. S, 0.88%, 09/12/2026	EUR	3,300	3,306
Reg. S, 4.38%, 07/27/2027	EUR	3,028	3,241
Packaging Corp. of America, 5.70%, 12/01/2033		6	6

			8,657

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc., 4.20%, 05/01/2030		30	28
5.35%, 01/15/2030		545	546
5.75%, 01/15/2035		720	719

			1,293

Transportation — 0.3%
Aurizon Network Pty Ltd., (Australia), Reg. S, 3.13%, 06/01/2026	EUR	1,000	1,041
bpost SA, (Belgium), Reg. S, 3.29%, 10/16/2029	EUR	600	624
Brambles Finance plc, (United Kingdom),
Reg. S, 1.50%, 10/04/2027	EUR	1,000	1,003
Reg. S, 4.25%, 03/22/2031	EUR	909	996
Burlington Northern Santa Fe LLC, 2.88%, 06/15/2052		40	25
4.15%, 04/01/2045		10	8
4.45%, 01/15/2053		5	4
4.55%, 09/01/2044		160	140
4.95%, 09/15/2041		700	652
5.20%, 04/15/2054		900	849
5.40%, 06/01/2041		20	20
Canadian National Railway Co., (Canada), 2.45%, 05/01/2050		370	215
6.13%, 11/01/2053		400	431
Canadian Pacific Railway Co., (Canada), 3.10%, 12/02/2051		210	137
CSX Corp., 4.90%, 03/15/2055		10	9
Deutsche Bahn Finance GMBH, (Germany),
Reg. S, 0.35%, 09/29/2031	EUR	700	615
Reg. S, 0.38%, 06/23/2029	EUR	200	187
Reg. S, 0.50%, 04/09/2027	EUR	140	139
Reg. S, 0.63%, 09/26/2028	EUR	200	194
Reg. S, 0.63%, 04/15/2036	EUR	350	278
Reg. S, 0.63%, 12/08/2050	EUR	200	109
Reg. S, 0.88%, 07/11/2031	EUR	200	184
Reg. S, 1.00%, 12/17/2027	EUR	300	298
Reg. S, 1.13%, 12/18/2028	EUR	300	294
Reg. S, 1.13%, 05/29/2051	EUR	412	258
Reg. S, 1.38%, 03/28/2031	EUR	2,200	2,102
Reg. S, 1.38%, 04/16/2040	EUR	50	39
Reg. S, 1.50%, 12/08/2032	EUR	200	188
Reg. S, 1.63%, 11/06/2030	EUR	200	194
Reg. S, 1.63%, 08/16/2033	EUR	89	83

SEE NOTES TO FINANCIAL STATEMENTS.

90	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Transportation — continued
Reg. S, 1.88%, 05/24/2030	EUR	300	297
1.99%, 07/08/2030	AUD	200	106
Reg. S, 2.75%, 03/19/2029	EUR	200	209
Reg. S, 3.25%, 05/19/2033	EUR	300	318
Reg. S, 3.38%, 04/24/2034	EUR	500	531
Reg. S, 3.50%, 09/20/2027	EUR	650	692
Reg. S, 3.63%, 12/18/2037	EUR	193	208
Reg. S, 3.75%, 10/29/2025	AUD	1,000	614
Reg. S, 3.88%, 10/13/2042	EUR	100	109
Reg. S, 4.00%, 11/23/2043	EUR	300	333
Series CB, Reg. S, (EUR Swap Rate 5 Year + 1.89%), 1.60%, 07/18/2029 (aa) (x)	EUR	1,500	1,388
DSV Finance BV, (Netherlands),
Reg. S, 3.25%, 11/06/2030	EUR	1,400	1,465
Reg. S, 3.38%, 11/06/2034	EUR	2,225	2,307
East Japan Railway Co., (Japan), Reg. S, 4.50%, 01/25/2036	GBP	2,000	2,319
Ferrovie dello Stato Italiane SpA, (Italy),
Reg. S, 0.38%, 03/25/2028	EUR	300	288
Reg. S, 4.13%, 05/23/2029	EUR	300	324
Reg. S, 4.50%, 05/23/2033	EUR	200	221
Hamburger Hochbahn AG, (Germany), Reg. S, 0.13%, 02/24/2031	EUR	1,400	1,224
International Distribution Services plc, (United Kingdom), Reg. S, 5.25%, 09/14/2028	EUR	7,100	7,749
La Poste SA, (France),
Reg. S, 0.00%, 07/18/2029	EUR	200	181
Reg. S, 0.38%, 09/17/2027	EUR	100	97
Reg. S, 0.63%, 10/21/2026	EUR	1,300	1,297
Reg. S, 0.63%, 01/18/2036	EUR	200	152
Reg. S, 1.00%, 09/17/2034	EUR	500	413
Reg. S, 1.38%, 04/21/2032	EUR	1,000	908
Reg. S, 1.45%, 11/30/2028	EUR	300	293
Reg. S, 2.63%, 09/14/2028	EUR	100	103
Reg. S, 3.13%, 03/14/2033	EUR	200	204
Reg. S, 3.75%, 06/12/2030	EUR	200	213
Reg. S, 4.00%, 06/12/2035	EUR	400	430
Network Rail Infrastructure Finance plc, (United Kingdom),
Reg. S, 4.38%, 12/09/2030	GBP	390	482
4.75%, 11/29/2035	GBP	500	618
Norfolk Southern Corp., 5.95%, 03/15/2064		660	679
OeBB-Infrastruktur AG, (Austria), 2.25%, 05/28/2029	EUR	325	333
3.00%, 10/24/2033	EUR	500	529
Reg. S, 3.38%, 05/18/2032	EUR	4	4
Poste Italiane SpA, (Italy), Reg. S, 0.50%, 12/10/2028	EUR	200	188
TOTE Maritime Alaska LLC, Series 45293, 6.37%, 04/15/2028		2,275	2,325

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Transportation — continued
United Parcel Service, Inc., 1.50%, 11/15/2032	EUR	1,125	1,058
VR-Yhtymae OYJ, (Finland), Reg. S, 2.38%, 05/30/2029	EUR	100	101

			42,626

Trucking & Leasing — 0.0% (g)
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.40%, 07/01/2027 (e)		730	721
5.55%, 05/01/2028 (e)		1,135	1,152
5.75%, 05/24/2026 (e)		860	869
6.05%, 08/01/2028 (e)		660	679

			3,421

Total Industrial			325,902

Technology — 0.6%
Computers — 0.1%
Accenture Capital, Inc., 4.50%, 10/04/2034		595	566
Amdocs Ltd., (Guernsey), 2.54%, 06/15/2030		175	152
Apple, Inc., 0.50%, 11/15/2031	EUR	1,600	1,435
1.38%, 05/24/2029	EUR	1,600	1,576
1.63%, 11/10/2026	EUR	1,125	1,147
2.55%, 08/20/2060		5	3
2.85%, 08/05/2061		20	12
3.05%, 07/31/2029	GBP	425	503
3.75%, 09/12/2047		1,000	788
CGI, Inc., (Canada), 1.45%, 09/14/2026		60	57
2.30%, 09/14/2031		60	49
Dell Bank International DAC, (Ireland),
Reg. S, 0.50%, 10/27/2026	EUR	1,000	999
Reg. S, 3.63%, 06/24/2029	EUR	5,050	5,327
Reg. S, 4.50%, 10/18/2027	EUR	1,000	1,079
Fortinet, Inc., 2.20%, 03/15/2031		20	17
HP, Inc., 5.50%, 01/15/2033		90	91
6.00%, 09/15/2041		70	71
International Business Machines Corp., 1.20%, 02/11/2040	EUR	561	418
1.25%, 02/09/2034	EUR	1,000	877
4.88%, 02/06/2038	GBP	300	349
4.90%, 07/27/2052		100	89
NetApp, Inc., 1.88%, 06/22/2025		1,700	1,674
Teledyne FLIR LLC, 2.50%, 08/01/2030		80	70
Western Digital Corp., 3.10%, 02/01/2032		4	3

			17,352

Office/Business & Equipments — 0.0% (g)
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026		989	948
3.25%, 02/15/2029		39	36
3.28%, 12/01/2028		113	105
3.57%, 12/01/2031		172	153

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	91

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Office/Business & Equipments — continued
4.25%, 04/01/2028		12	12
5.10%, 03/01/2030		755	744

			1,998

Semiconductors — 0.1%
Analog Devices, Inc., 1.70%, 10/01/2028		20	18
3.45%, 06/15/2027		30	29
ASML Holding NV, (Netherlands),
Reg. S, 0.63%, 05/07/2029	EUR	1,200	1,140
Reg. S, 1.38%, 07/07/2026	EUR	2,000	2,036
Reg. S, 1.63%, 05/28/2027	EUR	2,750	2,787
Broadcom, Inc., 3.14%, 11/15/2035 (e)		3,235	2,642
3.19%, 11/15/2036 (e)		795	641
5.05%, 07/12/2029		1,605	1,611
Infineon Technologies AG, (Germany), Reg. S, 1.13%, 06/24/2026	EUR	1,400	1,416
Intel Corp., 4.10%, 05/11/2047		660	469
4.88%, 02/10/2028		30	30
4.90%, 08/05/2052		260	206
5.60%, 02/21/2054		235	206
5.70%, 02/10/2053		140	124
Marvell Technology, Inc., 2.95%, 04/15/2031		30	26
5.75%, 02/15/2029		27	28
5.95%, 09/15/2033		79	82
Micron Technology, Inc., 5.30%, 01/15/2031		145	145
6.75%, 11/01/2029		10	11
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational), 2.50%, 05/11/2031		70	59
3.40%, 05/01/2030		1,035	951
3.88%, 06/18/2026		590	582
Skyworks Solutions, Inc., 3.00%, 06/01/2031		93	80
Texas Instruments, Inc., 1.75%, 05/04/2030		9	8
2.70%, 09/15/2051		30	18

			15,345

Software — 0.4%
Adobe, Inc., 2.30%, 02/01/2030		28	25
AppLovin Corp., 5.38%, 12/01/2031		20	20
5.50%, 12/01/2034		50	50
5.95%, 12/01/2054		20	20
Atlassian Corp., 5.50%, 05/15/2034		35	35
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031		165	141
Electronic Arts, Inc., 1.85%, 02/15/2031		17	14
Fidelity National Information Services, Inc., 2.00%, 05/21/2030	EUR	250	245
3.10%, 03/01/2041		80	58

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Software — continued
Fiserv, Inc., 1.63%, 07/01/2030	EUR	195	187
3.00%, 07/01/2031	GBP	1,000	1,107
3.50%, 07/01/2029		170	160
4.40%, 07/01/2049		87	71
4.50%, 05/24/2031	EUR	6,100	6,732
5.63%, 08/21/2033		1,060	1,079
Intuit, Inc., 1.65%, 07/15/2030		28	23
5.20%, 09/15/2033		10	10
5.50%, 09/15/2053		20	20
Microsoft Corp., 2.50%, 09/15/2050		10	6
2.53%, 06/01/2050		1,105	682
2.68%, 06/01/2060		75	44
3.13%, 12/06/2028	EUR	10,005	10,586
Oracle Corp., 2.30%, 03/25/2028		100	93
2.65%, 07/15/2026		30	29
2.95%, 04/01/2030		5	5
3.60%, 04/01/2050		1,365	957
3.65%, 03/25/2041		91	71
3.85%, 07/15/2036		280	240
3.85%, 04/01/2060		14	10
3.95%, 03/25/2051		250	185
4.00%, 07/15/2046		325	250
4.10%, 03/25/2061		35	25
4.50%, 07/08/2044		10	9
4.70%, 09/27/2034		110	104
5.38%, 09/27/2054		70	65
5.50%, 09/27/2064		20	18
5.55%, 02/06/2053		538	509
6.25%, 11/09/2032		70	74
6.90%, 11/09/2052		305	342
Roper Technologies, Inc., 1.75%, 02/15/2031		77	63
2.95%, 09/15/2029		2	2
4.20%, 09/15/2028		37	36
Sage Group plc (The), (United Kingdom),
Reg. S, 1.63%, 02/25/2031	GBP	2,000	2,039
Reg. S, 2.88%, 02/08/2034	GBP	2,500	2,562
SAP SE, (Germany),
Reg. S, 0.38%, 05/18/2029	EUR	7,000	6,631
Reg. S, 1.38%, 03/13/2030	EUR	200	195
Reg. S, 1.63%, 03/10/2031	EUR	11,500	11,180
ServiceNow, Inc., 1.40%, 09/01/2030		5	4
VMware LLC, 4.50%, 05/15/2025		25	25

			47,038

Total Technology			81,733

Utilities — 2.2%
Electric — 1.7%
A2A SpA, (Italy),
Reg. S, 0.63%, 07/15/2031	EUR	200	175
Reg. S, 1.00%, 07/16/2029	EUR	100	95

SEE NOTES TO FINANCIAL STATEMENTS.

92	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
Reg. S, 1.00%, 11/02/2033	EUR	100	84
Reg. S, 1.50%, 03/16/2028	EUR	200	200
Reg. S, 1.63%, 10/19/2027	EUR	200	201
Reg. S, 4.38%, 02/03/2034	EUR	100	110
Reg. S, 4.50%, 09/19/2030	EUR	200	222
ACEA SpA, (Italy),
Reg. S, 0.50%, 04/06/2029	EUR	100	94
Reg. S, 1.75%, 05/23/2028	EUR	130	130
Reg. S, 3.88%, 01/24/2031	EUR	500	536
AEP Texas, Inc., 4.70%, 05/15/2032		885	847
5.25%, 05/15/2052		13	11
5.45%, 05/15/2029		510	517
Series I, 2.10%, 07/01/2030		2,600	2,227
AEP Transmission Co. LLC, 5.15%, 04/01/2034		10	10
AES Corp. (The), 2.45%, 01/15/2031		15	13
Alabama Power Co., 3.00%, 03/15/2052		10	6
3.13%, 07/15/2051		7	5
3.75%, 09/01/2027		30	29
Algonquin Power & Utilities Corp., (Canada), SUB, 5.37%, 06/15/2026		475	477
Alliander NV, (Netherlands),
Reg. S, 0.38%, 06/10/2030	EUR	400	364
Reg. S, 0.88%, 06/24/2032	EUR	200	180
Reg. S, 2.63%, 09/09/2027	EUR	600	622
Reg. S, 3.00%, 10/07/2034	EUR	200	206
Reg. S, 3.25%, 06/13/2028	EUR	600	633
Ameren Illinois Co., 3.25%, 03/15/2050		1,200	819
5.55%, 07/01/2054		10	10
American Electric Power Co., Inc., 2.30%, 03/01/2030		5	5
(CMT Index 5 Year + 2.68%), 3.88%, 02/15/2062 (aa)		195	183
5.95%, 11/01/2032		10	10
Amprion GmbH, (Germany),
Reg. S, 0.63%, 09/23/2033	EUR	1,500	1,226
Reg. S, 3.97%, 09/22/2032	EUR	800	858
Appalachian Power Co., 5.65%, 04/01/2034		10	10
Series BB, 4.50%, 08/01/2032		20	19
Series Z, 3.70%, 05/01/2050		5	3
Arizona Public Service Co., 2.20%, 12/15/2031		10	8
2.60%, 08/15/2029		14	13
3.35%, 05/15/2050		10	7
5.55%, 08/01/2033		1,375	1,375
Atlantic City Electric Co., 4.00%, 10/15/2028		10	10
Baltimore Gas and Electric Co., 2.90%, 06/15/2050		10	6
4.55%, 06/01/2052		30	25

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
5.40%, 06/01/2053		10	10
5.65%, 06/01/2054		10	10
Berkshire Hathaway Energy Co., 1.65%, 05/15/2031		10	8
2.85%, 05/15/2051		50	30
4.25%, 10/15/2050		5	4
5.15%, 11/15/2043		6	6
6.13%, 04/01/2036		4	4
Black Hills Corp., 2.50%, 06/15/2030		10	9
CenterPoint Energy Houston Electric LLC, 5.30%, 04/01/2053		10	9
Series AD, 2.90%, 07/01/2050		25	16
Series AJ, 4.85%, 10/01/2052		10	9
CenterPoint Energy, Inc., 2.95%, 03/01/2030		5	4
4.25%, 11/01/2028		3	3
(CMT Index 5 Year + 2.59%), 6.70%, 05/15/2055 (aa)		35	35
Series A, (CMT Index 5 Year + 3.25%), 7.00%, 02/15/2055 (aa)		55	57
CEZ A/S, (Czech Republic), Reg. S, 2.38%, 04/06/2027	EUR	1,425	1,453
Coentreprise de Transport d’Electricite SA, (France),
Reg. S, 1.50%, 07/29/2028	EUR	400	392
Reg. S, 2.13%, 07/29/2032	EUR	200	190
Reg. S, 3.75%, 01/17/2036	EUR	300	311
Commonwealth Edison Co., 3.00%, 03/01/2050		5	3
4.00%, 03/01/2048		5	4
4.35%, 11/15/2045		980	823
Series 131, 2.75%, 09/01/2051		440	259
Series 132, 3.15%, 03/15/2032		60	53
Connecticut Light and Power Co. (The), 4.95%, 08/15/2034		338	330
Series A, 2.05%, 07/01/2031		905	756
Consolidated Edison Co. of New York, Inc., 3.20%, 12/01/2051		50	33
3.60%, 06/15/2061		20	14
5.20%, 03/01/2033		10	10
6.15%, 11/15/2052		4	4
Series 20A, 3.35%, 04/01/2030		10	9
Series A, 4.13%, 05/15/2049		275	217
Series C, 4.30%, 12/01/2056		740	577
Constellation Energy Generation LLC, 5.60%, 06/15/2042		10	10
6.50%, 10/01/2053		10	10
Consumers Energy Co., 3.75%, 02/15/2050		5	4
4.20%, 09/01/2052		20	16
4.60%, 05/30/2029		10	10
Dominion Energy South Carolina, Inc., 4.60%, 06/15/2043		1,400	1,220
6.25%, 10/15/2053		505	545

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	93

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
Dominion Energy, Inc.,
(CMT Index 5 Year + 2.21%), 6.63%, 05/15/2055 (aa)		23	23
Series A, (CMT Index 5 Year + 2.39%), 6.88%, 02/01/2055 (aa)		70	73
Series B, 4.85%, 08/15/2052		25	21
Series C, (CMT Index 5 Year + 3.20%), 4.35%, 01/15/2027 (aa) (x)		70	68
DTE Electric Co., 2.95%, 03/01/2050		5	3
3.70%, 03/15/2045		1,100	845
Series B, 3.25%, 04/01/2051		20	14
DTE Energy Co., 2.85%, 10/01/2026		30	29
4.95%, 07/01/2027		560	562
Series C, 3.40%, 06/15/2029		19	18
Duke Energy Carolinas LLC, 3.55%, 03/15/2052		10	7
4.95%, 01/15/2033		10	10
5.35%, 01/15/2053		5	5
Duke Energy Corp., 2.45%, 06/01/2030		110	96
3.10%, 06/15/2028	EUR	2,150	2,232
3.50%, 06/15/2051		10	7
3.85%, 06/15/2034	EUR	2,200	2,282
4.50%, 08/15/2032		50	48
5.00%, 08/15/2052		30	26
(CMT Index 5 Year + 2.59%), 6.45%, 09/01/2054 (aa)		60	61
Duke Energy Florida LLC, 3.00%, 12/15/2051		10	6
Duke Energy Indiana LLC, 5.25%, 03/01/2034		10	10
5.40%, 04/01/2053		25	24
Duke Energy Ohio, Inc., 4.30%, 02/01/2049		10	8
5.55%, 03/15/2054		20	19
Duke Energy Progress LLC, 4.00%, 04/01/2052		20	15
E.ON International Finance BV, (Netherlands),
Reg. S, 5.88%, 10/30/2037	GBP	1,000	1,258
Reg. S, 6.13%, 07/06/2039	GBP	1,650	2,105
E.ON SE, (Germany),
Reg. S, 1.00%, 10/07/2025	EUR	100	103
Reg. S, 3.50%, 01/12/2028	EUR	11,000	11,639
Eastern Power Networks plc, (United Kingdom), Reg. S, 5.38%, 02/26/2042	GBP	2,800	3,342
EDP SA, (Portugal), Reg. S, 1.63%, 04/15/2027	EUR	200	202
Electricite de France SA, (France),
Reg. S, 1.00%, 10/13/2026	EUR	600	603
Reg. S, 1.00%, 11/29/2033	EUR	500	419

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Reg. S, 1.88%, 10/13/2036	EUR	200	169
Reg. S, 2.00%, 12/09/2049	EUR	1,000	672
Reg. S, 3.75%, 06/05/2027	EUR	800	845
Reg. S, 3.88%, 01/12/2027	EUR	300	316
Reg. S, 4.13%, 06/17/2031	EUR	1,000	1,078
Reg. S, 4.25%, 01/25/2032	EUR	400	435
Reg. S, 4.38%, 10/12/2029	EUR	300	327
Reg. S, 4.38%, 06/17/2036	EUR	100	108
Reg. S, 4.50%, 11/12/2040	EUR	100	109
Reg. S, 4.63%, 01/25/2043	EUR	400	428
Reg. S, 4.75%, 10/12/2034	EUR	1,700	1,908
Reg. S, 4.75%, 06/17/2044	EUR	400	434
Reg. S, 5.13%, 09/22/2050	GBP	800	824
Reg. S, 5.50%, 03/27/2037	GBP	500	589
Reg. S, 5.50%, 10/17/2041	GBP	1,000	1,129
Reg. S, 5.63%, 02/21/2033	EUR	200	241
5.88%, 07/18/2031	GBP	465	595
Reg. S, 6.00%, 01/23/2114	GBP	600	659
Reg. S, 6.13%, 06/02/2034	GBP	600	758
Reg. S, 6.25%, 05/30/2028	GBP	3,000	3,877
Elia Group SA, (Belgium), Reg. S, 3.88%, 06/11/2031	EUR	1,500	1,570
Elia Transmission Belgium SA, (Belgium), Reg. S, 3.63%, 01/18/2033	EUR	5,400	5,728
Emera US Finance LP, 2.64%, 06/15/2031		10	9
4.75%, 06/15/2046		45	37
EnBW Energie Baden-Wuerttemberg AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 1.65%), 1.38%, 08/31/2081 (aa)	EUR	100	95
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.73%), 1.63%, 08/05/2079 (aa)	EUR	100	98
Reg. S, (EUR Swap Rate 5 Year + 2.32%), 1.88%, 06/29/2080 (aa)	EUR	100	101
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.66%), 5.25%, 01/23/2084 (aa)	EUR	500	545
EnBW International Finance BV, (Netherlands),
Reg. S, 0.13%, 03/01/2028	EUR	182	176
Reg. S, 0.50%, 03/01/2033	EUR	97	80
Reg. S, 1.88%, 10/31/2033	EUR	420	387
Reg. S, 3.00%, 05/20/2029	EUR	100	103
Reg. S, 3.50%, 07/24/2028	EUR	120	127
Reg. S, 3.50%, 07/22/2031	EUR	300	316
Reg. S, 3.75%, 11/20/2035	EUR	200	208
Reg. S, 3.85%, 05/23/2030	EUR	400	430
Reg. S, 4.00%, 01/24/2035	EUR	100	107
Reg. S, 4.00%, 07/22/2036	EUR	300	318
Reg. S, 4.05%, 11/22/2029	EUR	200	217
Reg. S, 4.30%, 05/23/2034	EUR	100	110
Reg. S, 6.13%, 07/07/2039	EUR	40	52

SEE NOTES TO FINANCIAL STATEMENTS.

94	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
Enel Finance International NV, (Netherlands),
Reg. S, 0.25%, 05/28/2026	EUR	3,000	3,007
Reg. S, SUB, 0.25%, 06/17/2027	EUR	627	612
Reg. S, 0.38%, 06/17/2027	EUR	1,000	980
Reg. S, SUB, 0.50%, 11/17/2025	EUR	2,000	2,034
Reg. S, 0.63%, 05/28/2029	EUR	4,205	3,943
Reg. S, SUB, 0.75%, 06/17/2030	EUR	3,000	2,741
Reg. S, 0.88%, 01/17/2031	EUR	6,122	5,546
Reg. S, 0.88%, 06/17/2036	EUR	5,700	4,413
3.50%, 04/06/2028 (e)		1,300	1,239
Reg. S, 3.88%, 03/09/2029	EUR	422	453
Enel SpA, (Italy),
Reg. S, 5.63%, 06/21/2027	EUR	2,000	2,219
Series 9.5Y, Reg. S, (EUR Swap Rate 5 Year + 2.01%), 1.88%, 06/08/2030 (aa) (x)	EUR	1,100	997
e-netz Suedhessen AG, (Germany), 6.13%, 04/23/2041	EUR	20	26
Enexis Holding NV, (Netherlands),
Reg. S, 0.38%, 04/14/2033	EUR	400	332
Reg. S, 0.63%, 06/17/2032	EUR	100	87
Reg. S, 0.75%, 07/02/2031	EUR	334	301
Reg. S, 0.88%, 04/28/2026	EUR	100	102
Reg. S, 3.63%, 06/12/2034	EUR	200	213
Engie SA, (France),
Reg. S, 0.38%, 06/21/2027	EUR	1,000	978
Reg. S, 0.38%, 10/26/2029	EUR	1,000	914
Reg. S, 0.50%, 10/24/2030	EUR	2,000	1,785
Reg. S, 1.00%, 10/26/2036	EUR	1,000	775
Reg. S, 1.75%, 03/27/2028	EUR	3,000	2,997
Reg. S, 2.00%, 09/28/2037	EUR	1,000	850
Reg. S, 2.38%, 05/19/2026	EUR	3,000	3,098
Reg. S, (EUR Swap Rate 5 Year + 3.17%), 3.25%, 01/30/2025 (aa) (x)	EUR	1,800	1,864
Reg. S, 3.75%, 09/06/2027	EUR	2,000	2,118
Reg. S, 5.00%, 10/01/2060	GBP	1,000	1,045
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.37%), 5.13%, 03/14/2033 (aa) (x)	EUR	200	217
Reg. S, 7.00%, 10/30/2028	GBP	2,000	2,682
Entergy Arkansas LLC,
2.65%, 06/15/2051		85	50
4.20%, 04/01/2049		10	8
Entergy Corp.,
0.90%, 09/15/2025		30	29
(CMT Index 5 Year + 2.67%), 7.13%, 12/01/2054 (aa)		40	41
Entergy Louisiana LLC,
1.60%, 12/15/2030		2,300	1,901
2.35%, 06/15/2032		30	25
3.12%, 09/01/2027		2,500	2,403
5.70%, 03/15/2054		44	43
Entergy Texas, Inc.,
4.00%, 03/30/2029		15	15

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
5.00%, 09/15/2052		20	18
5.55%, 09/15/2054		30	29
ESB Finance DAC, (Ireland),
Reg. S, 1.00%, 07/19/2034	EUR	100	84
Reg. S, 1.13%, 06/11/2030	EUR	100	94
Reg. S, 1.75%, 02/07/2029	EUR	200	199
Reg. S, 1.88%, 06/14/2031	EUR	224	214
Reg. S, 2.13%, 06/08/2027	EUR	100	102
Reg. S, 3.75%, 01/25/2043	EUR	200	205
Reg. S, 4.00%, 10/03/2028	EUR	400	429
Reg. S, 4.00%, 05/03/2032	EUR	200	216
Reg. S, 4.25%, 03/03/2036	EUR	100	110
Evergy Kansas Central, Inc., 3.45%, 04/15/2050		5	4
Evergy Metro, Inc., Series 2020, 2.25%, 06/01/2030		20	17
Evergy, Inc., (CMT Index 5 Year + 2.56%), 6.65%, 06/01/2055 (aa)		50	50
Eversource Energy,
3.38%, 03/01/2032		40	35
4.60%, 07/01/2027		100	100
5.13%, 05/15/2033		25	24
5.95%, 07/15/2034		45	46
EWE AG, (Germany),
Reg. S, 0.25%, 06/08/2028	EUR	200	189
Reg. S, 0.38%, 10/22/2032	EUR	390	319
Exelon Corp., 2.75%, 03/15/2027		20	19
Fingrid OYJ, (Finland), Reg. S, 3.25%, 03/20/2034	EUR	400	418
FirstEnergy Corp., Series C, 3.40%, 03/01/2050		10	7
Florida Power & Light Co.,
2.45%, 02/03/2032		20	17
2.88%, 12/04/2051		35	22
3.95%, 03/01/2048		500	393
5.15%, 06/15/2029		10	10
5.30%, 04/01/2053		10	10
FLUVIUS System Operator CV, (Belgium),
Reg. S, 0.25%, 06/14/2028	EUR	200	190
Reg. S, 0.25%, 12/02/2030	EUR	300	263
Reg. S, 0.63%, 11/24/2031	EUR	100	86
Reg. S, 3.88%, 03/18/2031	EUR	200	214
Reg. S, 3.88%, 05/02/2034	EUR	300	319
FLUVIUS System Operator CVBA, (Belgium),
Reg. S, 3.88%, 05/09/2033	EUR	3,600	3,832
Reg. S, 4.00%, 07/06/2032	EUR	200	216
Fortum OYJ, (Finland),
Reg. S, 2.13%, 02/27/2029	EUR	200	199
Reg. S, 4.50%, 05/26/2033	EUR	300	331
Georgia Power Co.,
4.70%, 05/15/2032		2,350	2,287
5.13%, 05/15/2052		17	16
Series B, 3.70%, 01/30/2050		10	7

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	95

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
Hera SpA, (Italy),
Reg. S, 0.25%, 12/03/2030	EUR	160	140
Reg. S, 0.88%, 07/05/2027	EUR	400	396
Reg. S, 1.00%, 04/25/2034	EUR	200	166
Reg. S, 2.50%, 05/25/2029	EUR	200	203
Reg. S, 4.25%, 04/20/2033	EUR	100	109
Reg. S, 5.20%, 01/29/2028	EUR	200	221
Iberdrola International BV, (Netherlands),
Series NC5, Reg. S, (EUR Swap Rate 5 Year + 2.32%), 1.87%, 01/28/2026 (aa) (x)	EUR	3,000	3,043
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.57%), 2.25%, 01/28/2029 (aa) (x)	EUR	2,000	1,942
Idaho Power Co.,
5.20%, 08/15/2034		64	64
5.80%, 04/01/2054		5	5
Ignitis Grupe AB, (Lithuania),
Reg. S, 1.88%, 07/10/2028	EUR	200	196
Reg. S, 2.00%, 05/21/2030	EUR	110	104
Interstate Power and Light Co., 3.50%, 09/30/2049		10	7
Iren SpA, (Italy), Reg. S, 1.00%, 07/01/2030	EUR	550	518
ITC Holdings Corp., 4.95%, 09/22/2027 (e)		1,170	1,172
Jersey Central Power & Light Co., 5.10%, 01/15/2035 (e)		670	654
Kentucky Utilities Co., 3.30%, 06/01/2050		5	3
MidAmerican Energy Co., 2.70%, 08/01/2052		5	3
Mississippi Power Co., Series B, 3.10%, 07/30/2051		10	7
National Grid Electricity Distribution East Midlands plc, (United Kingdom), Reg. S, 6.25%, 12/10/2040	GBP	1,000	1,284
National Grid Electricity Distribution South Wales plc, (United Kingdom), Series WALE, 5.75%, 03/23/2040	GBP	2,000	2,442
National Grid Electricity Distribution South West plc, (United Kingdom), Reg. S, 5.88%, 03/25/2027	GBP	20	26
National Grid Electricity Transmission plc, (United Kingdom), Reg. S, 2.00%, 04/17/2040	GBP	425	326
National Grid plc, (United Kingdom),
Reg. S, 0.25%, 09/01/2028	EUR	1,000	940
Reg. S, 0.55%, 09/18/2029	EUR	175	161
Reg. S, 2.18%, 06/30/2026	EUR	3,925	4,034
5.42%, 01/11/2034		10	10
National Rural Utilities Cooperative Finance Corp.,
3.45%, 06/15/2025		10	10
5.80%, 01/15/2033		30	31

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Naturgy Finance Iberia SA, (Spain), Reg. S, 1.88%, 10/05/2029	EUR	1,000	996
NextEra Energy Capital Holdings, Inc.,
2.25%, 06/01/2030		1,180	1,020
2.75%, 11/01/2029		5	5
3.00%, 01/15/2052		205	128
4.63%, 07/15/2027		20	20
5.25%, 02/28/2053		365	336
5.55%, 03/15/2054		285	273
5.75%, 09/01/2025		10	10
NIE Finance plc, (United Kingdom), Reg. S, 5.88%, 12/01/2032	GBP	200	259
Northern Powergrid Yorkshire plc, (United Kingdom), Reg. S, 5.13%, 05/04/2035	GBP	150	182
Northern States Power Co.,
2.25%, 04/01/2031		1,450	1,236
2.60%, 06/01/2051		16	9
NRG Energy, Inc.,
2.00%, 12/02/2025 (e)		2,150	2,088
2.45%, 12/02/2027 (e)		2,275	2,112
NSTAR Electric Co., 4.55%, 06/01/2052		470	394
Oglethorpe Power Corp., 5.05%, 10/01/2048		10	9
Ohio Power Co., Series R, 2.90%, 10/01/2051		5	3
Oklahoma Gas and Electric Co.,
4.15%, 04/01/2047		900	709
5.60%, 04/01/2053		5	5
Oncor Electric Delivery Co. LLC,
3.10%, 09/15/2049		10	6
3.70%, 05/15/2050		5	4
4.30%, 05/15/2028		20	20
4.60%, 06/01/2052		15	12
4.95%, 09/15/2052		20	18
Origin Energy Finance Ltd., (Australia), Reg. S, 1.00%, 09/17/2029	EUR	15,492	14,379
Orsted A/S, (Denmark),
Reg. S, 2.25%, 06/14/2028	EUR	1,000	1,009
Reg. S, 5.75%, 04/09/2040	GBP	425	516
Pacific Gas and Electric Co.,
3.15%, 01/01/2026		65	64
3.50%, 08/01/2050		10	7
3.95%, 12/01/2047		900	673
4.40%, 03/01/2032		24	22
4.50%, 07/01/2040		30	26
4.95%, 07/01/2050		800	694
5.25%, 03/01/2052		10	9
5.90%, 10/01/2054		20	20
6.75%, 01/15/2053		10	11
PacifiCorp.,
2.90%, 06/15/2052		720	429
3.30%, 03/15/2051		1,750	1,141
4.13%, 01/15/2049		165	128
4.15%, 02/15/2050		110	85
5.30%, 02/15/2031		30	30

SEE NOTES TO FINANCIAL STATEMENTS.

96	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
PECO Energy Co.,
2.80%, 06/15/2050		50	31
3.05%, 03/15/2051		435	282
4.60%, 05/15/2052		270	232
4.90%, 06/15/2033		1,640	1,613
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia), Reg. S, 1.88%, 11/05/2031	EUR	1,000	882
Potomac Electric Power Co., 5.50%, 03/15/2054		5	5
PPL Capital Funding, Inc., 4.13%, 04/15/2030		40	38
PPL Electric Utilities Corp.,
4.85%, 02/15/2034		985	960
5.25%, 05/15/2053		10	9
Public Service Co. of Colorado,
5.25%, 04/01/2053		10	9
5.75%, 05/15/2054		665	664
Series 38, 4.10%, 06/01/2032		20	19
Series 39, 4.50%, 06/01/2052		20	17
Public Service Co. of Oklahoma, 5.20%, 01/15/2035		40	39
Public Service Electric and Gas Co.,
1.90%, 08/15/2031		5	4
2.05%, 08/01/2050		10	5
3.00%, 03/01/2051		20	13
3.10%, 03/15/2032		30	26
3.65%, 09/01/2028		10	10
4.65%, 03/15/2033		10	10
5.45%, 03/01/2054		35	34
Puget Energy, Inc.,
2.38%, 06/15/2028		1,030	941
4.22%, 03/15/2032		20	18
Puget Sound Energy, Inc., 5.33%, 06/15/2034		10	10
Redeia Corp. SA, (Spain), Reg. S, 3.38%, 07/09/2032	EUR	4,800	4,988
Ren Finance BV, (Netherlands),
Reg. S, 0.50%, 04/16/2029	EUR	1,000	927
Reg. S, 1.75%, 01/18/2028	EUR	1,000	999
RTE Reseau de Transport d’Electricite SADIR, (France),
Reg. S, 0.63%, 07/08/2032	EUR	200	171
Reg. S, 0.75%, 01/12/2034	EUR	300	248
Reg. S, 1.13%, 07/08/2040	EUR	200	144
Reg. S, 1.13%, 09/09/2049	EUR	100	60
Reg. S, 1.50%, 09/27/2030	EUR	300	284
Reg. S, 1.88%, 10/23/2037	EUR	300	257
Reg. S, 2.00%, 04/18/2036	EUR	100	89
Reg. S, 3.50%, 12/07/2031	EUR	400	422
Reg. S, 3.50%, 04/30/2033	EUR	200	209
Reg. S, 3.50%, 10/02/2036	EUR	100	103
Reg. S, 3.75%, 07/04/2035	EUR	300	316
Reg. S, 3.75%, 04/30/2044	EUR	300	306

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
RWE AG, (Germany),
Reg. S, 2.13%, 05/24/2026	EUR	2,000	2,053
Reg. S, 4.13%, 02/13/2035	EUR	1,425	1,528
San Diego Gas & Electric Co.,
4.15%, 05/15/2048		800	636
5.55%, 04/15/2054		10	10
Series WWW, 2.95%, 08/15/2051		5	3
Series XXX, 3.00%, 03/15/2032		30	26
Scottish Hydro Electric Transmission plc, (United Kingdom), Reg. S, 2.13%, 03/24/2036	GBP	1,500	1,355
Sempra,
(CMT Index 5 Year + 2.87%), 4.13%, 04/01/2052 (aa)		105	100
5.50%, 08/01/2033		10	10
(CMT Index 5 Year + 2.63%), 6.40%, 10/01/2054 (aa)		50	50
(CMT Index 5 Year + 2.35%), 6.63%, 04/01/2055 (aa)		30	30
Southern California Edison Co.,
2.75%, 02/01/2032		40	34
3.45%, 02/01/2052		40	27
3.65%, 02/01/2050		10	7
4.00%, 04/01/2047		140	108
4.05%, 03/15/2042		900	728
4.65%, 10/01/2043		500	434
5.20%, 06/01/2034		10	10
5.88%, 12/01/2053		35	35
Series B, 3.65%, 03/01/2028		5	5
Series C, 4.13%, 03/01/2048		265	207
Southern Co. (The),
5.20%, 06/15/2033		20	20
5.70%, 10/15/2032		10	10
5.70%, 03/15/2034		5	5
Series 21-A, (CMT Index 5 Year + 2.92%), 3.75%, 09/15/2051 (aa)		10	10
Series A, 3.70%, 04/30/2030		15	14
Southwestern Electric Power Co.,
3.25%, 11/01/2051		35	22
5.30%, 04/01/2033		20	20
Series N, 1.65%, 03/15/2026		10	10
Southwestern Public Service Co.,
3.70%, 08/15/2047		1,000	727
6.00%, 06/01/2054		25	25
Series 8, 3.15%, 05/01/2050		20	13
SP Transmission plc, (United Kingdom), Reg. S, 2.00%, 11/13/2031	GBP	100	103
SSE plc, (United Kingdom),
Reg. S, 1.38%, 09/04/2027	EUR	3,000	3,012
Reg. S, 6.25%, 08/27/2038	GBP	3,000	3,924
State Grid Overseas Investment BVI Ltd., (British Virgin Islands), Reg. S, 1.30%, 08/05/2032	EUR	500	460

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	97

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
Stedin Holding NV, (Netherlands),
Reg. S, 0.50%, 11/14/2029	EUR	300	276
Reg. S, 1.38%, 09/19/2028	EUR	200	197
Reg. S, 2.38%, 06/03/2030	EUR	400	400
Tampa Electric Co., 4.30%, 06/15/2048		10	8
Tauron Polska Energia SA, (Poland), Reg. S, 2.38%, 07/05/2027	EUR	3,550	3,559
TenneT Holding BV, (Netherlands),
Reg. S, 0.50%, 06/09/2031	EUR	200	178
Reg. S, 0.50%, 11/30/2040	EUR	200	139
Reg. S, 0.88%, 06/03/2030	EUR	120	111
Reg. S, 0.88%, 06/16/2035	EUR	300	250
Reg. S, 1.00%, 06/13/2026	EUR	200	202
Reg. S, 1.13%, 06/09/2041	EUR	300	222
Reg. S, 1.25%, 10/24/2033	EUR	200	175
Reg. S, 1.38%, 06/05/2028	EUR	300	295
Reg. S, 1.38%, 06/26/2029	EUR	100	97
Reg. S, 1.50%, 06/03/2039	EUR	200	162
Reg. S, 1.63%, 11/17/2026	EUR	450	456
Reg. S, 1.88%, 06/13/2036	EUR	200	179
Reg. S, 2.00%, 06/05/2034	EUR	100	93
Reg. S, 2.13%, 11/17/2029	EUR	200	198
Reg. S, 2.75%, 05/17/2042	EUR	200	183
Reg. S, 3.88%, 10/28/2028	EUR	200	213
Reg. S, 4.25%, 04/28/2032	EUR	200	220
Reg. S, 4.50%, 10/28/2034	EUR	500	562
Reg. S, 4.75%, 10/28/2042	EUR	200	231
Terna - Rete Elettrica Nazionale, (Italy),
Reg. S, 0.38%, 09/25/2030	EUR	825	732
Reg. S, 0.75%, 07/24/2032	EUR	200	173
Reg. S, 1.00%, 10/11/2028	EUR	1,000	973
Reg. S, 1.38%, 07/26/2027	EUR	2,125	2,129
Reg. S, 3.50%, 01/17/2031	EUR	7,100	7,467
Tucson Electric Power Co.,
1.50%, 08/01/2030		30	25
3.25%, 05/01/2051		10	6
5.20%, 09/15/2034		1,220	1,198
Union Electric Co., 2.15%, 03/15/2032		40	33
3.90%, 04/01/2052		30	23
5.13%, 03/15/2055		30	27
5.20%, 04/01/2034		65	65
Verbund AG, (Austria), Reg. S, 0.90%, 04/01/2041	EUR	200	142
Virginia Electric and Power Co.,
3.30%, 12/01/2049		10	7
5.05%, 08/15/2034		273	266
5.35%, 01/15/2054		5	5
5.45%, 04/01/2053		10	10
Series B, 3.80%, 09/15/2047		10	7
Series C, 4.63%, 05/15/2052		10	8
WEC Energy Group, Inc.,
3.55%, 06/15/2025		7	7
5.00%, 09/27/2025		30	30

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Wisconsin Power and Light Co., 3.00%, 07/01/2029		10	9
Wisconsin Public Service Corp., 3.30%, 09/01/2049		15	10
Xcel Energy, Inc., 1.75%, 03/15/2027		10	9
4.60%, 06/01/2032		165	157
Zapadoslovenska Energetika A/S, (Slovakia), Reg. S, 1.75%, 03/02/2028	EUR	100	98

			237,670

Gas — 0.4%
APA Infrastructure Ltd., (Australia),
Reg. S, 2.00%, 03/22/2027	EUR	2,000	2,028
Reg. S, 2.00%, 07/15/2030	EUR	1,000	964
Reg. S, 3.50%, 03/22/2030	GBP	2,430	2,790
Atmos Energy Corp.,
1.50%, 01/15/2031		1,600	1,313
2.63%, 09/15/2029		5	5
2.85%, 02/15/2052		5	3
3.38%, 09/15/2049		200	137
5.75%, 10/15/2052		10	10
Cadent Finance plc, (United Kingdom), Reg. S, 2.63%, 09/22/2038	GBP	1,725	1,489
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028		20	20
Centrica plc, (United Kingdom), Reg. S, 4.25%, 09/12/2044	GBP	1,000	986
GAS Networks Ireland, (Ireland), Reg. S, 3.25%, 09/12/2030	EUR	200	209
Italgas SpA, (Italy), Reg. S, 1.00%, 12/11/2031	EUR	1,125	1,015
National Gas Transmission plc, (United Kingdom), Reg. S, 1.38%, 02/07/2031	GBP	1,600	1,600
National Grid North America, Inc., Reg. S, 0.41%, 01/20/2026	EUR	2,500	2,529
Nederlandse Gasunie NV, (Netherlands),
Reg. S, 0.38%, 10/03/2031	EUR	200	175
Reg. S, 0.75%, 10/13/2036	EUR	100	76
Reg. S, 3.38%, 07/11/2034	EUR	200	210
Reg. S, 3.88%, 04/29/2044	EUR	200	212
NiSource, Inc.,
3.49%, 05/15/2027		10	10
3.60%, 05/01/2030		5	4
4.38%, 05/15/2047		5	4
5.00%, 06/15/2052		10	9
5.40%, 06/30/2033		10	10
(CMT Index 5 Year + 2.53%), 6.38%, 03/31/2055 (aa)		60	60
Piedmont Natural Gas Co., Inc.,
2.50%, 03/15/2031		1,550	1,324
3.35%, 06/01/2050		5	3
5.05%, 05/15/2052		570	501

SEE NOTES TO FINANCIAL STATEMENTS.

98	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Gas — continued
Snam SpA, (Italy),
Reg. S, 0.00%, 12/07/2028	EUR	500	462
Reg. S, 0.88%, 10/25/2026	EUR	6,000	6,017
Reg. S, 1.38%, 10/25/2027	EUR	18,579	18,566
Southern California Gas Co.,
5.05%, 09/01/2034		865	853
Series WW, 3.95%, 02/15/2050		40	30
Southern Co. Gas Capital Corp.,
5.15%, 09/15/2032		10	10
5.75%, 09/15/2033		10	10
Series 20-A, 1.75%, 01/15/2031		3,700	3,048
Series 21A, 3.15%, 09/30/2051		5	3
Southern Gas Networks plc, (United Kingdom), 6.38%, 05/15/2040	GBP	825	1,051
Southwest Gas Corp., 4.05%, 03/15/2032		15	14
SPP-Distribucia A/S, (Slovakia), Reg. S, 1.00%, 06/09/2031	EUR	200	171
Vier Gas Transport GmbH, (Germany), Reg. S, 0.50%, 09/10/2034	EUR	1,200	935
Wales & West Utilities Finance plc, (United Kingdom), Reg. S, 1.88%, 05/28/2041	GBP	825	618

			49,484

Water — 0.1%
Affinity Water Finance 2004 plc, (United Kingdom), 5.88%, 07/13/2026	GBP	30	38
American Water Capital Corp.,
4.15%, 06/01/2049		10	8
4.45%, 06/01/2032		40	38
Essential Utilities, Inc.,
2.40%, 05/01/2031		10	8
5.38%, 01/15/2034		10	10
Northumbrian Water Finance plc, (United Kingdom),
Reg. S, 1.63%, 10/11/2026	GBP	825	968
Reg. S, 5.13%, 01/23/2042	GBP	1,000	1,093
Reg. S, 5.63%, 04/29/2033	GBP	425	522
United Utilities Water Finance plc, (United Kingdom),
Reg. S, 2.00%, 07/03/2033	GBP	900	869
Reg. S, 5.75%, 05/28/2051	GBP	3,275	3,884
Wessex Water Services Finance plc, (United Kingdom),
Reg. S, 1.50%, 09/17/2029	GBP	2,700	2,819
Reg. S, 5.38%, 03/10/2028	GBP	2,425	3,003

			13,260

Total Utilities			300,414

Total Corporate Bonds (Cost $3,557,184)			3,457,481

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Foreign Government Securities — 54.4%
Action Logement Services, (France),
Reg. S, 0.38%, 10/05/2031	EUR	500	433
Reg. S, 3.13%, 09/28/2037	EUR	600	589
Reg. S, 3.63%, 05/25/2043	EUR	800	800
Reg. S, 4.13%, 10/03/2038	EUR	100	108
Adif Alta Velocidad, (Spain),
Reg. S, 0.55%, 04/30/2030	EUR	200	182
Reg. S, 0.55%, 10/31/2031	EUR	200	174
Reg. S, 0.95%, 04/30/2027	EUR	400	399
Reg. S, 3.25%, 05/31/2029	EUR	900	943
Reg. S, 3.50%, 07/30/2028	EUR	100	106
Reg. S, 3.50%, 07/30/2029	EUR	200	212
Reg. S, 3.50%, 04/30/2032	EUR	100	106
Reg. S, 3.65%, 04/30/2034	EUR	100	105
Reg. S, 3.90%, 04/30/2033	EUR	400	433
Agence Francaise de Developpement EPIC, (France),
Reg. S, 0.00%, 10/28/2027	EUR	800	771
Reg. S, 0.01%, 11/25/2028	EUR	900	836
Reg. S, 0.13%, 09/29/2031	EUR	300	254
Reg. S, 0.25%, 07/21/2026	EUR	1,100	1,101
Reg. S, 0.25%, 06/29/2029	EUR	1,400	1,290
Reg. S, 0.38%, 05/25/2036	EUR	500	367
Reg. S, 0.50%, 05/25/2030	EUR	1,400	1,275
Reg. S, 0.50%, 05/31/2035	EUR	500	389
Reg. S, 1.00%, 01/31/2028	EUR	2,600	2,559
Reg. S, 1.13%, 03/02/2037	EUR	600	475
Reg. S, 1.50%, 10/31/2034	EUR	900	789
Reg. S, 1.63%, 05/25/2032	EUR	200	186
Reg. S, 2.88%, 01/21/2030	EUR	100	103
Reg. S, 3.00%, 01/17/2034	EUR	500	505
Reg. S, 3.38%, 05/25/2033	EUR	900	938
Reg. S, 3.50%, 02/25/2033	EUR	100	105
Reg. S, 3.75%, 02/15/2027	EUR	800	849
Agence France Locale, (France),
Reg. S, 0.00%, 09/20/2027	EUR	500	483
Reg. S, 0.00%, 03/20/2031	EUR	300	258
Reg. S, 0.13%, 06/20/2026	EUR	400	400
Reg. S, 1.13%, 06/20/2028	EUR	1,000	981
Reg. S, 3.00%, 03/20/2030	EUR	600	623
Reg. S, 3.00%, 08/20/2032	EUR	200	205
Reg. S, 3.13%, 03/20/2034	EUR	700	715
Reg. S, 3.25%, 12/20/2031	EUR	400	418
Reg. S, 3.63%, 06/20/2038	EUR	100	103
Agricultural Development Bank of China, (China),
2.87%, 05/14/2027	CNY	44,200	6,254
2.91%, 02/21/2029	CNY	18,000	2,597
3.48%, 02/04/2028	CNY	10,400	1,509
Reg. S, 3.80%, 10/27/2030	CNH	14,350	2,114
Series 1618, 3.58%, 04/22/2026	CNY	10,000	1,410
Series 1806, 4.65%, 05/11/2028	CNY	38,100	5,761
Series 1901, 3.75%, 01/25/2029	CNY	88,500	13,182
Series 1906, 3.74%, 07/12/2029	CNY	55,100	8,274
Series 1908, 3.63%, 07/19/2026	CNY	136,000	19,270

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	99

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series 2004, 2.96%, 04/17/2030	CNY	94,300	13,796
Series 2010, 3.79%, 10/26/2030	CNY	10,000	1,529
Series 2103, 3.35%, 03/24/2026	CNY	19,000	2,666
Series 2105, 3.52%, 05/24/2031	CNY	38,600	5,852
Series 2108, 2.99%, 08/11/2026	CNY	126,000	17,708
Series 2110, 3.30%, 11/05/2031	CNY	125,800	18,974
Series 2202, 2.74%, 02/23/2027	CNY	9,800	1,381
Series 2205, 3.06%, 06/06/2032	CNY	61,400	9,148
Series 2207, 2.50%, 08/24/2027	CNY	68,300	9,623
Series 2210, 2.97%, 10/14/2032	CNY	153,400	22,804
Series 2301, 3.01%, 03/16/2030	CNY	10,000	1,463
Series 2302, 3.10%, 02/27/2033	CNY	101,900	15,308
Series 2303, 2.90%, 03/08/2028	CNY	172,400	24,671
Series 2307, 2.63%, 06/07/2028	CNY	141,700	20,158
Series 2310, 2.83%, 06/16/2033	CNY	67,200	9,923
Series 2313, 2.35%, 09/07/2026	CNY	123,800	17,240
Series 2320, 2.85%, 10/20/2033	CNY	27,900	4,136
Series 2410, 2.47%, 04/02/2034	CNY	41,200	5,951
Series 2420, 2.30%, 07/04/2034	CNY	18,400	2,625
Series 2430, 2.09%, 09/26/2034	CNY	4,600	645
Andorra International Bond, (Andorra),
Reg. S, 1.25%, 02/23/2027	EUR	800	797
Reg. S, 1.25%, 05/06/2031	EUR	1,000	917
Auckland Council, (New Zealand),
Reg. S, 0.13%, 09/26/2029	EUR	200	183
Reg. S, 0.25%, 11/17/2031	EUR	200	174
Reg. S, 1.00%, 01/19/2027	EUR	300	302
Reg. S, 1.50%, 11/28/2025	CHF	300	334
Australia Government Bond, (Australia),
Series 136, Reg. S, 4.75%, 04/21/2027	AUD	5,470	3,452
Series 138, Reg. S, 3.25%, 04/21/2029	AUD	7,200	4,343
Series 139, Reg. S, 3.25%, 04/21/2025	AUD	1,475	910
Series 142, Reg. S, 4.25%, 04/21/2026	AUD	4,040	2,510
Series 144, Reg. S, 3.75%, 04/21/2037	AUD	820	473
Series 147, Reg. S, 3.25%, 06/21/2039	AUD	1,730	922
Series 149, Reg. S, 2.25%, 05/21/2028	AUD	7,880	4,631
Series 150, Reg. S, 3.00%, 03/21/2047	AUD	1,926	897
Series 152, Reg. S, 2.75%, 11/21/2028	AUD	6,428	3,819
Series 154, Reg. S, 2.75%, 11/21/2029	AUD	1,605	941
Series 155, Reg. S, 2.50%, 05/21/2030	AUD	8,465	4,863
Series 156, Reg. S, 2.75%, 05/21/2041	AUD	2,480	1,198
Series 157, 1.50%, 06/21/2031	AUD	4,300	2,269

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 158, 1.25%, 05/21/2032	AUD	7,510	3,780
Series 160, Reg. S, 1.00%, 12/21/2030	AUD	6,350	3,298
Series 161, Reg. S, 0.25%, 11/21/2025	AUD	990	593
Series 162, Reg. S, 1.75%, 06/21/2051	AUD	2,290	762
Series 163, Reg. S, 1.00%, 11/21/2031	AUD	1,730	869
Series 164, Reg. S, 0.50%, 09/21/2026	AUD	4,960	2,899
Series 165, Reg. S, 1.75%, 11/21/2032	AUD	5,800	2,988
Series 166, Reg. S, 3.00%, 11/21/2033	AUD	4,720	2,636
Series 167, Reg. S, 3.75%, 05/21/2034	AUD	3,040	1,795
Series 168, Reg. S, 3.50%, 12/21/2034	AUD	5,060	2,911
Series 169, Reg. S, 4.75%, 06/21/2054	AUD	1,120	683
Series 170, Reg. S, 4.25%, 06/21/2034	AUD	2,150	1,318
Series 171, Reg. S, 4.25%, 12/21/2035	AUD	1,500	914
Australian Capital Territory, (Australia),
Reg. S, 1.75%, 05/17/2030	AUD	400	216
Reg. S, 4.50%, 10/23/2034	AUD	400	235
Autobahnen- und Schnell- strassen-Finanzierungs AG, (Austria),
Reg. S, 0.10%, 07/09/2029	EUR	700	651
Reg. S, 0.10%, 07/16/2035	EUR	300	233
Reg. S, 0.13%, 06/02/2031	EUR	300	265
Reg. S, 2.75%, 06/11/2032	EUR	300	312
Reg. S, 2.75%, 06/20/2033	EUR	130	134
Reg. S, 2.75%, 10/02/2034	EUR	200	205
Autonomous Community of Catalonia, (Spain), 4.22%, 04/26/2035	EUR	100	106
Autonomous Community of Madrid Spain, (Spain),
Reg. S, 0.16%, 07/30/2028	EUR	400	380
Reg. S, 0.42%, 04/30/2030	EUR	161	147
Reg. S, 0.42%, 04/30/2031	EUR	300	267
Reg. S, 1.57%, 04/30/2029	EUR	200	198
Reg. S, 1.72%, 04/30/2032	EUR	110	104
Reg. S, 1.77%, 04/30/2028	EUR	200	202
Reg. S, 2.08%, 03/12/2030	EUR	400	401
Reg. S, 2.82%, 10/31/2029	EUR	100	104
Reg. S, 3.17%, 07/30/2029	EUR	500	529
Reg. S, 3.46%, 04/30/2034	EUR	300	318
Reg. S, 3.60%, 04/30/2033	EUR	400	430
4.30%, 09/15/2026	EUR	500	534
Autonomous Region of the Azores, (Portugal),
Reg. S, 1.10%, 09/27/2036	EUR	200	156
Reg. S, 2.16%, 04/06/2032	EUR	300	288
Bangko Sentral ng Pilipinas International Bond, (Philippines), Series A, 8.60%, 06/15/2027		300	322
Basque Government, (Spain),
Reg. S, 0.25%, 04/30/2031	EUR	300	265
Reg. S, 0.45%, 04/30/2032	EUR	200	174
Reg. S, 0.85%, 04/30/2030	EUR	50	47
Reg. S, 1.75%, 03/16/2026	EUR	170	175
Reg. S, 1.88%, 07/30/2033	EUR	200	188
Reg. S, 3.40%, 04/30/2034	EUR	300	318
Reg. S, 3.50%, 04/30/2033	EUR	200	214

SEE NOTES TO FINANCIAL STATEMENTS.

100	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Bermuda Government International Bond, (Bermuda), 2.38%, 08/20/2030 (e)		670	567
BNG Bank NV, (Netherlands),
Zero Coupon, 04/05/2028	CAD	1,000	629
Reg. S, 0.00%, 01/20/2031	EUR	200	177
Reg. S, 0.01%, 10/05/2032	EUR	500	420
Reg. S, 0.10%, 01/15/2030	EUR	1,750	1,604
Reg. S, 0.13%, 04/11/2026	EUR	530	534
Reg. S, 0.13%, 04/19/2033	EUR	700	583
Reg. S, 0.13%, 07/09/2035	EUR	580	448
Reg. S, 0.25%, 11/22/2036	EUR	2,070	1,555
Reg. S, 0.63%, 06/19/2027	EUR	1,250	1,242
Reg. S, 0.75%, 01/11/2028	EUR	1,760	1,736
Reg. S, 0.75%, 01/24/2029	EUR	650	629
Reg. S, 0.81%, 06/28/2049	EUR	200	123
Reg. S, 0.88%, 10/17/2035	EUR	1,060	887
Reg. S, 0.88%, 10/24/2036	EUR	400	326
Reg. S, 1.25%, 03/30/2037	EUR	200	169
Reg. S, 1.50%, 03/29/2038	EUR	190	162
Reg. S, 1.50%, 07/15/2039	EUR	170	143
Reg. S, 1.88%, 07/13/2032	EUR	820	800
Reg. S, 2.75%, 10/04/2027	EUR	2,910	3,045
Reg. S, 2.75%, 04/05/2029	EUR	300	314
Reg. S, 2.75%, 01/11/2034	EUR	300	307
Reg. S, 2.75%, 08/28/2034	EUR	430	438
Reg. S, 2.88%, 06/11/2031	EUR	800	838
Reg. S, 3.00%, 02/23/2028	EUR	600	632
Reg. S, 3.00%, 04/23/2030	EUR	500	528
Reg. S, 3.00%, 01/11/2033	EUR	500	526
Reg. S, 3.25%, 08/29/2033	EUR	550	589
Reg. S, 3.50%, 09/27/2038	EUR	100	107
Bonos de la Tesoreria de la Republica en pesos, (Chile), Reg. S, 4.70%, 09/01/2030 (e)	CLP	300,000	290
Bpifrance SACA, (France),
Reg. S, 0.05%, 09/26/2029	EUR	1,100	1,002
Reg. S, 0.13%, 11/25/2028	EUR	300	281
Reg. S, 0.25%, 03/29/2030	EUR	200	181
Reg. S, 0.25%, 06/04/2031	EUR	200	174
Reg. S, 0.63%, 05/25/2026	EUR	500	505
Reg. S, 0.63%, 07/22/2031	EUR	900	802
Reg. S, 0.88%, 11/25/2026	EUR	3,300	3,320
Reg. S, 0.88%, 09/26/2028	EUR	200	194
Reg. S, 1.88%, 05/25/2030	EUR	200	197
Reg. S, 2.13%, 11/29/2027	EUR	400	410
Reg. S, 2.88%, 11/25/2029	EUR	500	519
Reg. S, 2.88%, 11/25/2031	EUR	700	718
Reg. S, 2.88%, 01/31/2032	EUR	100	102
Reg. S, 3.00%, 09/10/2026	EUR	1,800	1,882
Reg. S, 3.38%, 11/25/2032	EUR	200	210
Reg. S, 3.38%, 05/25/2034	EUR	1,300	1,354
Reg. S, 3.50%, 09/27/2027	EUR	200	212
Bulgaria Government International Bond, (Bulgaria),
Reg. S, 1.38%, 09/23/2050	EUR	1,300	822

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 4.13%, 09/23/2029	EUR	1,000	1,086
Reg. S, 4.50%, 01/27/2033	EUR	6,000	6,746
Reg. S, 4.63%, 09/23/2034	EUR	1,000	1,135
Series 12YR, Reg. S, 3.00%, 03/21/2028	EUR	800	833
Bundesobligation, (Germany),
Series 183, Reg. S, 0.00%, 04/10/2026	EUR	14,576	14,719
Series 184, Reg. S, 0.00%, 10/09/2026	EUR	3,690	3,690
Series 185, Reg. S, 0.00%, 04/16/2027	EUR	2,083	2,061
Series 186, Reg. S, 1.30%, 10/15/2027	EUR	23,400	23,799
Series 187, Reg. S, 2.20%, 04/13/2028	EUR	6,860	7,141
Series 188, Reg. S, 2.40%, 10/19/2028	EUR	6,950	7,284
Series 189, Reg. S, 2.10%, 04/12/2029	EUR	2,950	3,054
Series 190, Reg. S, 2.50%, 10/11/2029	EUR	6,880	7,236
Series G, Reg. S, 2.10%, 04/12/2029	EUR	8,940	9,258
Bundesrepublik Deutschland Bundesanleihe, (Germany),
Reg. S, 0.00%, 08/15/2026	EUR	5,510	5,526
Reg. S, 0.00%, 11/15/2027	EUR	7,311	7,155
Reg. S, 0.00%, 11/15/2028	EUR	1,385	1,327
Reg. S, 0.00%, 08/15/2029	EUR	5,432	5,124
Reg. S, 0.00%, 02/15/2030	EUR	7,293	6,798
Reg. S, 0.00%, 08/15/2030	EUR	6,070	5,599
Reg. S, 0.00%, 02/15/2031	EUR	4,689	4,272
Reg. S, 0.00%, 08/15/2031	EUR	6,830	6,149
Reg. S, 0.00%, 02/15/2032	EUR	6,744	5,989
Reg. S, 0.00%, 05/15/2035	EUR	6,109	4,941
Reg. S, 0.00%, 05/15/2036	EUR	7,830	6,140
Reg. S, 0.00%, 08/15/2050	EUR	13,761	7,461
Reg. S, 0.00%, 08/15/2052	EUR	11,715	6,036
Reg. S, 0.25%, 02/15/2027	EUR	4,730	4,724
Reg. S, 0.25%, 08/15/2028	EUR	2,899	2,822
Reg. S, 0.25%, 02/15/2029	EUR	4,610	4,445
Reg. S, 0.50%, 08/15/2027	EUR	6,576	6,560
Reg. S, 0.50%, 02/15/2028	EUR	18,060	17,879
Reg. S, 1.00%, 05/15/2038	EUR	9,752	8,346
Reg. S, 1.25%, 08/15/2048	EUR	10,060	8,014
Reg. S, 1.70%, 08/15/2032	EUR	2,310	2,307
Reg. S, 1.80%, 08/15/2053	EUR	8,820	7,697
Reg. S, 2.10%, 11/15/2029	EUR	10,170	10,510
Reg. S, 2.20%, 02/15/2034	EUR	5,880	6,025
Reg. S, 2.30%, 02/15/2033	EUR	6,930	7,195
Reg. S, 2.40%, 11/15/2030	EUR	4,370	4,581
Reg. S, 2.50%, 07/04/2044	EUR	7,695	7,866
Reg. S, 2.50%, 08/15/2046	EUR	11,196	11,443
Reg. S, 2.50%, 08/15/2054	EUR	5,545	5,626
Reg. S, 2.60%, 08/15/2033	EUR	2,180	2,310
Reg. S, 2.60%, 08/15/2034	EUR	8,200	8,665
Reg. S, 2.60%, 05/15/2041	EUR	5,280	5,465
Reg. S, 3.25%, 07/04/2042	EUR	3,326	3,757
Reg. S, 4.00%, 01/04/2037	EUR	12,423	14,860
Reg. S, 4.25%, 07/04/2039	EUR	6,944	8,640
Reg. S, 4.75%, 07/04/2034	EUR	14,971	18,664
Reg. S, 4.75%, 07/04/2040	EUR	6,404	8,458

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	101

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 5.50%, 01/04/2031	EUR	18,910	23,202
Reg. S, 5.63%, 01/04/2028	EUR	780	892
Reg. S, 6.25%, 01/04/2030	EUR	1,025	1,265
Reg. S, 6.50%, 07/04/2027	EUR	16,810	19,285
Series G, Reg. S, 0.00%, 08/15/2030	EUR	1,320	1,218
Series G, Reg. S, 0.00%, 08/15/2031	EUR	9,760	8,788
Series G, Reg. S, 0.00%, 08/15/2050	EUR	6,962	3,779
Series G, Reg. S, 1.80%, 08/15/2053	EUR	2,408	2,106
Series G, Reg. S, 2.30%, 02/15/2033	EUR	1,850	1,921
Bundesschatzanweisungen, (Germany),
Reg. S, 2.00%, 12/10/2026	EUR	2,620	2,710
Reg. S, 2.70%, 09/17/2026	EUR	9,250	9,676
Reg. S, 2.90%, 06/18/2026	EUR	9,760	10,223
Series 2Y, Reg. S, 2.50%, 03/19/2026	EUR	17,060	17,750
Caisse d’Amortissement de la Dette Sociale, (France),
Reg. S, 0.00%, 02/25/2028	EUR	2,200	2,105
Reg. S, 0.00%, 05/25/2029	EUR	500	460
Reg. S, 0.00%, 11/25/2030	EUR	1,400	1,228
Reg. S, 0.00%, 05/25/2031	EUR	1,600	1,379
Reg. S, 0.13%, 09/15/2031	EUR	300	258
Reg. S, 0.45%, 01/19/2032	EUR	2,200	1,919
Reg. S, 0.60%, 11/25/2029	EUR	600	561
Reg. S, 1.50%, 05/25/2032	EUR	1,500	1,400
Reg. S, 1.75%, 11/25/2027	EUR	700	710
Reg. S, 2.75%, 09/24/2027	EUR	1,400	1,460
Reg. S, 2.75%, 02/25/2029	EUR	2,400	2,490
Reg. S, 2.75%, 11/25/2032	EUR	900	911
Reg. S, 2.88%, 05/25/2027	EUR	1,100	1,152
Reg. S, 3.00%, 05/25/2028	EUR	800	839
Reg. S, 3.00%, 11/25/2031	EUR	2,100	2,180
Reg. S, 3.13%, 03/01/2030	EUR	1,200	1,264
Caisse des Depots et Consignations, (France),
Reg. S, 0.75%, 09/18/2028	EUR	200	193
Reg. S, 3.00%, 11/25/2027	EUR	400	420
Reg. S, 3.00%, 05/25/2028	EUR	400	419
Reg. S, 3.00%, 05/25/2029	EUR	400	419
Reg. S, 3.13%, 05/25/2033	EUR	200	206
Caisse Francaise de Financement Local SA, (France),
Reg. S, 0.13%, 06/30/2031	EUR	100	87
Reg. S, 0.50%, 01/19/2026	EUR	100	101
Reg. S, 1.25%, 05/11/2032	EUR	100	92
Reg. S, 3.00%, 10/02/2028	EUR	5,000	5,228
Reg. S, 3.00%, 03/19/2036	EUR	100	103
Reg. S, 3.13%, 11/24/2033	EUR	100	104
Reg. S, 3.13%, 05/17/2039	EUR	100	103
Reg. S, 3.63%, 01/17/2029	EUR	100	107
Canadian Government Bond, (Canada), 1.00%, 06/01/2027	CAD	200	133
1.25%, 03/01/2025	CAD	1,115	773
1.50%, 06/01/2031	CAD	600	379
1.75%, 12/01/2053	CAD	400	197

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

2.00%, 06/01/2032	CAD	600	386
2.00%, 12/01/2051	CAD	530	282
3.50%, 03/01/2028	CAD	500	354
3.50%, 09/01/2029	CAD	100	71
3.50%, 12/01/2045	CAD	2,090	1,492
4.00%, 06/01/2041	CAD	150	114
Canton of Geneva Switzerland, (Switzerland),
Reg. S, 0.03%, 06/28/2030	CHF	1,250	1,347
Reg. S, 0.40%, 04/28/2036	CHF	300	320
Canton of Zurich, (Switzerland),
Reg. S, 0.00%, 06/23/2028	CHF	800	872
Reg. S, 0.00%, 11/10/2033	CHF	700	734
Reg. S, 0.10%, 06/23/2045	CHF	50	49
Cassa Depositi e Prestiti SpA, (Italy),
Reg. S, 1.00%, 09/21/2028	EUR	300	289
Reg. S, 2.00%, 04/20/2027	EUR	300	306
Reg. S, 3.63%, 01/13/2030	EUR	1,000	1,055
Reg. S, 3.88%, 02/13/2029	EUR	200	214
CDP Financial, Inc., (Canada),
Reg. S, 1.13%, 04/06/2027	EUR	2,000	2,013
5.60%, 11/25/2039 (e)		250	255
Chile Government International Bond, (Chile), 0.83%, 07/02/2031	EUR	1,050	922
1.25%, 01/22/2051	EUR	6,900	4,073
1.30%, 07/26/2036	EUR	1,000	803
2.55%, 07/27/2033		200	161
4.13%, 07/05/2034	EUR	4,047	4,317
China Development Bank, (China),
Reg. S, 2.95%, 07/19/2027	CNH	15,000	2,064
Reg. S, 3.23%, 11/27/2025	CNH	10,000	1,371
Reg. S, 4.20%, 01/19/2027	CNH	13,000	1,838
Reg. S, 4.30%, 08/02/2032	CNH	7,000	1,073
Reg. S, 4.50%, 11/13/2028	CNH	2,500	367
Series 1605, 3.80%, 01/25/2036	CNY	98,000	16,049
Series 1613, 3.05%, 08/25/2026	CNY	208,000	29,283
Series 1710, 4.04%, 04/10/2027	CNY	244,900	35,537
Series 1715, 4.24%, 08/24/2027	CNY	26,400	3,881
Series 1810, 4.04%, 07/06/2028	CNY	139,200	20,729
Series 1904, 3.68%, 02/26/2026	CNY	700	99
Series 1905, 3.48%, 01/08/2029	CNY	328,200	48,371
Series 1910, 3.65%, 05/21/2029	CNY	286,500	42,733
Series 1915, 3.45%, 09/20/2029	CNY	66,300	9,865
Series 2004, 3.43%, 01/14/2027	CNY	59,900	8,540
Series 2005, 3.07%, 03/10/2030	CNY	61,700	9,073
Series 2009, 3.39%, 07/10/2027	CNY	28,000	4,018
Series 2010, 3.09%, 06/18/2030	CNY	63,800	9,406
Series 2015, 3.70%, 10/20/2030	CNY	33,500	5,103
Series 2104, 3.40%, 01/08/2028	CNY	8,000	1,158
Series 2105, 3.66%, 03/01/2031	CNY	64,700	9,886
Series 2108, 2.83%, 09/10/2026	CNY	16,800	2,358
Series 2110, 3.41%, 06/07/2031	CNY	81,400	12,299
Series 2204, 2.99%, 03/01/2029	CNY	4,000	580

SEE NOTES TO FINANCIAL STATEMENTS.

102	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series 2205, 3.00%, 01/17/2032	CNY	178,200	26,460
Series 2208, 2.69%, 06/16/2027	CNY	21,000	2,968
Series 2210, 2.98%, 04/22/2032	CNY	52,700	7,817
Series 2215, 2.96%, 07/18/2032	CNY	120,600	17,882
Series 2220, 2.77%, 10/24/2032	CNY	214,400	31,475
Series 2305, 3.02%, 03/06/2033	CNY	97,300	14,592
Series 2307, 2.25%, 07/06/2026	CNY	32,400	4,499
Series 2310, 2.82%, 05/22/2033	CNY	195,400	28,868
Series 2315, 2.69%, 09/11/2033	CNY	110,000	16,115
Series 2401, 2.64%, 01/08/2031	CNY	79,700	11,516
Series 2402, 2.34%, 01/05/2027	CNY	35,000	4,888
Series 2405, 2.63%, 01/08/2034	CNY	17,200	2,515
Series 2415, 2.26%, 07/19/2034	CNY	28,500	4,069
China Government Bond, (China),
2.11%, 08/25/2034	CNY	64,900	9,215
2.18%, 08/15/2026	CNY	171,500	23,888
2.27%, 05/25/2034	CNY	105,000	15,106
2.28%, 03/25/2031	CNY	22,600	3,222
2.30%, 05/15/2026	CNY	99,800	13,874
2.35%, 02/25/2034	CNY	141,800	20,448
2.37%, 01/20/2027	CNY	283,000	39,742
2.39%, 11/15/2026	CNY	300,000	42,053
2.40%, 07/15/2028	CNY	635,000	90,187
2.46%, 02/15/2026	CNY	292,000	40,642
2.48%, 04/15/2027	CNY	148,300	20,934
2.48%, 09/25/2028	CNY	193,900	27,632
2.50%, 07/25/2027	CNY	81,700	11,538
2.52%, 08/25/2033	CNY	184,500	26,881
2.54%, 12/25/2030	CNY	29,100	4,203
2.60%, 09/15/2030	CNY	172,700	24,983
2.60%, 09/01/2032	CNY	307,900	44,941
2.62%, 04/15/2028	CNY	25,000	3,571
2.62%, 06/25/2030	CNY	264,500	38,276
2.65%, 03/25/2074	CNY	73,900	12,147
2.67%, 05/25/2033	CNY	171,900	25,293
2.67%, 11/25/2033	CNY	70,300	10,376
2.68%, 05/21/2030	CNY	517,300	75,217
2.69%, 08/15/2032	CNY	33,400	4,913
Reg. S, 2.71%, 06/16/2033	CNH	11,000	1,539
2.75%, 02/17/2032	CNY	221,300	32,601
2.76%, 05/15/2032	CNY	208,500	30,746
2.79%, 12/15/2029	CNY	89,800	13,075
2.80%, 03/24/2029	CNY	363,600	52,615
2.80%, 03/25/2030	CNY	14,000	2,043
2.80%, 11/15/2032	CNY	69,400	10,274
Reg. S, 2.82%, 08/12/2032	CNY	10,000	1,419
2.85%, 06/04/2027	CNY	272,800	38,876
3.00%, 10/15/2053	CNY	4,600	768
3.12%, 10/25/2052	CNY	173,600	29,198
3.19%, 04/15/2053	CNY	90,400	15,481
3.27%, 03/25/2073	CNY	121,370	23,039
Reg. S, 3.31%, 11/30/2025	CNH	2,000	275
3.32%, 04/15/2052	CNY	301,030	52,263
Reg. S, 3.38%, 07/04/2026	CNH	24,000	3,332

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

3.39%, 03/16/2050	CNY	45,240	7,824
3.53%, 10/18/2051	CNY	133,600	23,896
Reg. S, 3.60%, 06/27/2028	CNH	26,500	3,792
Reg. S, 3.60%, 05/21/2030	CNH	8,500	1,240
3.72%, 04/12/2051	CNY	97,700	17,923
3.73%, 05/25/2070	CNY	14,670	3,008
3.81%, 09/14/2050	CNY	70,500	13,187
Reg. S, 3.85%, 12/12/2026	CNH	19,000	2,675
Reg. S, 3.90%, 07/04/2036	CNH	13,500	2,100
Reg. S, 4.00%, 11/30/2035	CNH	30,500	4,779
4.00%, 06/24/2069	CNY	5,000	1,079
Reg. S, 4.15%, 12/04/2027	CNH	20,000	2,883
Reg. S, 4.15%, 12/12/2031	CNH	3,000	457
Reg. S, 4.29%, 05/22/2029	CNH	3,000	445
Reg. S, 4.40%, 12/12/2046	CNH	26,000	4,536
China Government International Bond, (China), Reg. S, 0.13%, 11/12/2026	EUR	8,700	8,599
City of Milan Italy, (Italy), 4.02%, 06/29/2035	EUR	40	42
City of Montreal Canada, (Canada), 1.75%, 09/01/2030	CAD	500	318
City of Ottawa Ontario, (Canada), 4.45%, 06/04/2033	CAD	200	146
City of Quebec Canada, (Canada), 2.10%, 07/06/2031	CAD	300	189
2.65%, 12/20/2027	CAD	565	386
City of Toronto Canada, (Canada), 2.60%, 09/24/2039	CAD	300	170
2.95%, 04/28/2035	CAD	200	127
Colombia Government International Bond, (Colombia), 9.85%, 06/28/2027	COP	500,000	111
Communaute Francaise de Belgique, (Belgium), 0.00%, 06/22/2029	EUR	200	183
Reg. S, 0.25%, 01/23/2030	EUR	300	273
Reg. S, 1.63%, 05/03/2032	EUR	200	187
Reg. S, 3.38%, 06/22/2034	EUR	200	209
Reg. S, 3.75%, 06/22/2033	EUR	100	107
Comunidad Autonoma de Canarias, (Spain), Reg. S, 0.71%, 10/31/2031	EUR	300	266
Corp. de Reservas Estrategicas de Productos Petroliferos Cores, (Spain), Reg. S, 1.75%, 11/24/2027	EUR	200	202
CPPIB Capital, Inc., (Canada),
Reg. S, 0.05%, 02/24/2031	EUR	1,000	876
Reg. S, 0.25%, 04/06/2027	EUR	2,550	2,515
Reg. S, 0.75%, 07/15/2049	EUR	600	363
Reg. S, 1.63%, 10/22/2071	GBP	2,000	920
Croatia Government International Bond, (Croatia),
Reg. S, 1.13%, 06/19/2029	EUR	300	291
Reg. S, 1.50%, 06/17/2031	EUR	1,290	1,234
Reg. S, 1.75%, 03/04/2041	EUR	500	417
Reg. S, 2.70%, 06/15/2028	EUR	510	530

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	103

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 2.88%, 04/22/2032	EUR	1,660	1,723
Reg. S, 3.00%, 03/20/2027	EUR	300	314
Reg. S, 3.38%, 03/12/2034	EUR	1,960	2,090
Cyprus Government International Bond, (Cyprus),
Reg. S, 0.63%, 01/21/2030	EUR	235	220
Reg. S, 0.95%, 01/20/2032	EUR	300	274
Reg. S, 1.25%, 01/21/2040	EUR	720	551
Reg. S, 2.25%, 04/16/2050	EUR	10	8
Reg. S, 2.75%, 05/03/2049	EUR	230	206
Reg. S, 3.25%, 06/27/2031	EUR	1,069	1,138
Reg. S, 4.13%, 04/13/2033	EUR	360	404
Czech Republic Government Bond, (Czech Republic),
Series 49, Reg. S, 4.20%, 12/04/2036		CZK 5,390	219
Series 53, Reg. S, 4.85%, 11/26/2057		CZK 2,340	99
Series 78, Reg. S, 2.50%, 08/25/2028		CZK 39,010	1,535
Series 94, Reg. S, 0.95%, 05/15/2030		CZK 89,350	3,158
Series 95, Reg. S, 1.00%, 06/26/2026		CZK 3,710	147
Series 100, 0.25%, 02/10/2027	CZK	60,340	2,307
Series 103, 2.00%, 10/13/2033	CZK	20,000	693
Series 105, 2.75%, 07/23/2029	CZK	29,860	1,171
Series 121, 1.20%, 03/13/2031	CZK	54,460	1,903
Series 125, 1.50%, 04/24/2040	CZK	22,990	643
Series 130, 0.05%, 11/29/2029	CZK	13,030	445
Series 138, 1.75%, 06/23/2032	CZK	42,310	1,492
Series 142, 1.95%, 07/30/2037	CZK	12,960	410
Series 145, 3.50%, 05/30/2035	CZK	36,690	1,418
Series 149, 5.50%, 12/12/2028	CZK	83,830	3,669
Series 150, 5.00%, 09/30/2030	CZK	60,730	2,640
Series 151, 4.90%, 04/14/2034	CZK	22,710	985
Series 152, 6.20%, 06/16/2031	CZK	17,600	816
Series 153, 5.75%, 03/29/2029	CZK	18,100	801
Series 154, 4.50%, 11/11/2032	CZK	14,800	625
Series 156, 3.00%, 03/03/2033	CZK	13,630	517
Series 157, 3.60%, 06/03/2036	CZK	43,180	1,661
Denmark Government Bond, (Denmark), 0.25%, 11/15/2052	DKK	22,551	1,828
0.50%, 11/15/2027	DKK	20,078	2,690
0.50%, 11/15/2029	DKK	20,004	2,599
1.75%, 11/15/2025	DKK	3,200	444
4.50%, 11/15/2039	DKK	27,090	4,789
Series G, 0.00%, 11/15/2031	DKK	16,570	2,020
Series G, 2.25%, 11/15/2033	DKK	3,650	514
Series TWIN, 0.00%, 11/15/2031	DKK	14,257	1,734
Series TWIN, 2.25%, 11/15/2033	DKK	9,720	1,367
Development Bank of Japan, Inc., (Japan),
Reg. S, 0.88%, 10/10/2025	EUR	1,000	1,022
Reg. S, 2.13%, 09/01/2026	EUR	1,000	1,030
4.75%, 11/26/2027	EUR	900	990
Series 86, 0.24%, 10/13/2027	JPY	100,000	627
Emissionskonsortium der gemeinsamen Landesfoerderinstitute, (Germany), Reg. S, 2.50%, 09/28/2029	EUR	200	207

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Estonia Government International Bond, (Estonia),
Reg. S, 0.13%, 06/10/2030	EUR	200	180
Reg. S, 3.25%, 01/17/2034	EUR	400	419
Reg. S, 4.00%, 10/12/2032	EUR	290	323
European Financial Stability Facility, (Luxembourg),
Reg. S, 0.00%, 10/13/2027	EUR	4,325	4,199
Reg. S, 0.00%, 01/20/2031	EUR	9,600	8,506
Reg. S, 0.05%, 10/17/2029	EUR	9,000	8,304
Reg. S, 0.05%, 01/18/2052	EUR	1,000	466
Reg. S, 0.63%, 10/16/2026	EUR	100	101
Reg. S, 0.70%, 01/20/2050	EUR	2,500	1,513
Reg. S, 0.88%, 04/10/2035	EUR	15,900	13,572
Reg. S, 1.20%, 02/17/2045	EUR	2,325	1,716
Reg. S, 1.70%, 02/13/2043	EUR	1,900	1,576
Reg. S, 1.75%, 07/17/2053	EUR	2,050	1,579
Reg. S, 2.00%, 02/28/2056	EUR	2,000	1,626
Reg. S, 2.38%, 06/21/2032	EUR	5,000	5,077
Reg. S, 2.63%, 07/16/2029	EUR	15,000	15,630
Reg. S, 2.75%, 12/03/2029	EUR	1,020	1,068
Reg. S, 2.88%, 02/13/2034	EUR	10,000	10,407
Reg. S, 3.00%, 12/15/2028	EUR	2,000	2,114
Reg. S, 3.38%, 04/03/2037	EUR	3,000	3,223
European Stability Mechanism, (Supranational),
Reg. S, 0.01%, 03/04/2030	EUR	2,900	2,644
Reg. S, 0.01%, 10/15/2031	EUR	7,900	6,899
Reg. S, 0.50%, 03/05/2029	EUR	6,000	5,744
Reg. S, 0.75%, 09/05/2028	EUR	2,750	2,687
Reg. S, 0.88%, 07/18/2042	EUR	1,020	748
Reg. S, 1.75%, 10/20/2045	EUR	1,050	875
Reg. S, 1.80%, 11/02/2046	EUR	10,420	8,696
Reg. S, 1.85%, 12/01/2055	EUR	180	140
European Union, (Supranational),
Reg. S, 0.00%, 10/04/2028	EUR	1,900	1,801
Reg. S, 0.00%, 04/22/2031	EUR	5,800	5,109
Reg. S, 0.00%, 07/04/2031	EUR	20,000	17,505
Reg. S, 0.25%, 04/22/2036	EUR	21,900	16,859
Reg. S, 0.45%, 07/04/2041	EUR	9,800	6,611
Reg. S, 0.70%, 07/06/2051	EUR	5,900	3,418
Reg. S, 0.75%, 04/04/2031	EUR	3,925	3,644
Reg. S, 1.00%, 07/06/2032	EUR	5,800	5,320
Reg. S, 1.13%, 04/04/2036	EUR	1,265	1,091
Reg. S, 1.38%, 10/04/2029	EUR	8,000	7,903
Reg. S, 1.50%, 10/04/2035	EUR	5,000	4,549
Reg. S, 1.63%, 12/04/2029	EUR	31,000	30,826
Reg. S, 2.50%, 10/04/2052	EUR	18,000	15,794
Reg. S, 2.88%, 12/06/2027	EUR	30,000	31,571
Reg. S, 3.00%, 12/04/2034	EUR	15,000	15,661
Reg. S, 3.00%, 03/04/2053	EUR	8,000	7,738
Reg. S, 3.13%, 12/05/2028	EUR	30,000	31,869
Reg. S, 3.38%, 04/04/2032	EUR	1,200	1,303
Reg. S, 3.38%, 04/04/2038	EUR	15,000	16,372

SEE NOTES TO FINANCIAL STATEMENTS.

104	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 3.38%, 10/04/2038	EUR	10,000	10,633
Reg. S, 3.38%, 10/04/2039	EUR	25,000	26,376
Reg. S, 3.38%, 10/05/2054	EUR	10,000	10,273
Reg. S, 3.75%, 04/04/2042	EUR	5,015	5,599
Series SURE, Reg. S, 0.00%, 06/02/2028	EUR	5,000	4,784
Series SURE, Reg. S, 0.00%, 10/04/2030	EUR	10,000	8,962
Series SURE, Reg. S, 0.00%, 07/04/2035	EUR	10,800	8,257
Series SURE, Reg. S, 0.10%, 10/04/2040	EUR	7,675	4,980
Series SURE, Reg. S, 0.20%, 06/04/2036	EUR	9,600	7,328
Series SURE, Reg. S, 0.30%, 11/04/2050	EUR	1,220	630
Series SURE, Reg. S, 0.45%, 05/02/2046	EUR	5,000	3,014
Series SURE, Reg. S, 0.75%, 01/04/2047	EUR	5,000	3,221
Series SURE, Reg. S, 1.13%, 06/04/2037	EUR	5,000	4,207
Export Development Canada, (Canada),
Reg. S, 0.50%, 02/25/2027	EUR	2,000	1,992
Reg. S, 2.63%, 01/18/2029	EUR	500	520
Reg. S, 2.88%, 01/19/2028	EUR	1,000	1,049
Export-Import Bank of China (The), (China),
Series 1610, 3.18%, 09/05/2026	CNY	50,000	7,049
Series 1910, 3.86%, 05/20/2029	CNY	97,800	14,712
Series 2007, 3.26%, 02/24/2027	CNY	86,000	12,243
Series 2010, 3.23%, 03/23/2030	CNY	47,800	7,074
Series 2011, 3.74%, 11/16/2030	CNY	10,000	1,527
Series 2105, 3.22%, 05/14/2026	CNY	51,400	7,218
Series 2110, 3.38%, 07/16/2031	CNY	5,900	889
Series 2205, 2.61%, 01/27/2027	CNY	18,000	2,528
Series 2207, 2.74%, 09/05/2029	CNY	8,200	1,182
Series 2210, 3.18%, 03/11/2032	CNY	169,600	25,451
Series 2211, 2.90%, 08/19/2032	CNY	136,600	20,198
Series 2215, 2.82%, 06/17/2027	CNY	80,700	11,438
Series 2305, 2.87%, 02/06/2028	CNY	118,500	16,924
Series 2310, 3.10%, 02/13/2033	CNY	100,700	15,113
Series 2311, 2.85%, 07/07/2033	CNY	59,000	8,726
Series 2313, 2.50%, 10/13/2026	CNY	95,400	13,330
Series 2410, 2.44%, 04/12/2034	CNY	12,500	1,801
Export-Import Bank of Korea, (South Korea), 3.63%, 09/18/2027	EUR	500	530
Finland Government Bond, (Finland),
Reg. S, 0.00%, 09/15/2026 (e)	EUR	3,760	3,753
Reg. S, 0.00%, 09/15/2030 (e)	EUR	3,070	2,760
Reg. S, 0.13%, 09/15/2031 (e)	EUR	2,215	1,951
Reg. S, 0.13%, 04/15/2036 (e)	EUR	1,010	768
Reg. S, 0.13%, 04/15/2052 (e)	EUR	800	393
Reg. S, 0.25%, 09/15/2040 (e)	EUR	654	445

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 0.50%, 09/15/2027 (e)	EUR	660	654
Reg. S, 0.50%, 09/15/2028 (e)	EUR	3,874	3,754
Reg. S, 0.50%, 09/15/2029 (e)	EUR	1,680	1,593
Reg. S, 0.50%, 04/15/2043 (e)	EUR	770	516
Reg. S, 0.75%, 04/15/2031 (e)	EUR	1,321	1,226
Reg. S, 1.13%, 04/15/2034 (e)	EUR	1,981	1,779
Reg. S, 1.38%, 04/15/2027 (e)	EUR	1,760	1,789
Reg. S, 1.50%, 09/15/2032 (e)	EUR	1,300	1,235
Reg. S, 2.50%, 04/15/2030 (e)	EUR	1,810	1,878
Reg. S, 2.63%, 07/04/2042 (e)	EUR	1,375	1,349
Reg. S, 2.75%, 07/04/2028 (e)	EUR	960	1,010
Reg. S, 2.75%, 04/15/2038 (e)	EUR	1,780	1,799
Reg. S, 2.88%, 04/15/2029 (e)	EUR	1,160	1,224
Reg. S, 3.00%, 09/15/2033 (e)	EUR	1,120	1,181
Series 10Y, Reg. S, 3.00%, 09/15/2034 (e)	EUR	1,720	1,807
Series 30Y, Reg. S, 1.38%, 04/15/2047 (e)	EUR	3,237	2,471
Series 31Y, Reg. S, 2.95%, 04/15/2055 (e)	EUR	1,450	1,468
Finnvera OYJ, (Finland),
Reg. S, 0.00%, 09/15/2027	EUR	500	487
Reg. S, 0.38%, 04/09/2029	EUR	300	284
Reg. S, 0.75%, 08/07/2028	EUR	1,300	1,271
Reg. S, 1.13%, 05/17/2032	EUR	500	467
Reg. S, 1.25%, 07/14/2033	EUR	200	185
Reg. S, 2.13%, 03/08/2028	EUR	300	308
Reg. S, 2.88%, 08/30/2029	EUR	500	526
Free and Hanseatic City of Hamburg, (Germany),
Reg. S, 0.00%, 04/07/2026	EUR	280	282
Reg. S, 0.01%, 06/30/2028	EUR	380	362
Reg. S, 0.01%, 06/03/2030	EUR	500	452
0.01%, 11/05/2035	EUR	70	54
Reg. S, 0.20%, 09/03/2049	EUR	70	37
Reg. S, 0.25%, 02/18/2041	EUR	394	262
Reg. S, 0.80%, 04/11/2034	EUR	800	698
2.38%, 10/02/2029	EUR	200	206
2.88%, 04/30/2032	EUR	600	631
Series 15Y, Reg. S, 1.20%, 06/03/2033	EUR	300	276
Free State of Bavaria, (Germany),
Reg. S, 0.01%, 01/20/2032	EUR	200	173
Reg. S, 0.01%, 01/18/2035	EUR	352	277
Series 132, Reg. S, 0.03%, 04/03/2028	EUR	270	259
Series 134, Reg. S, 0.01%, 05/07/2029	EUR	600	557
Free State of Saxony, (Germany),
Reg. S, 0.01%, 11/05/2029	EUR	197	182
2.75%, 03/12/2030	EUR	100	105
Reg. S, 2.88%, 05/15/2034	EUR	200	210
Series 132, Reg. S, 0.01%, 12/17/2035	EUR	210	161
Series 134, Reg. S, 0.01%, 04/29/2031	EUR	100	89
Series 135, Reg. S, 0.40%, 05/12/2036	EUR	300	237

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	105

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
French Republic Government Bond OAT, (France),
Reg. S, 0.00%, 02/25/2026 (e)	EUR	11,540	11,650
Reg. S, 0.00%, 02/25/2027 (e)	EUR	5,895	5,814
Reg. S, 0.00%, 11/25/2029 (e)	EUR	25,955	23,658
Reg. S, 0.00%, 11/25/2030 (e)	EUR	9,910	8,732
Reg. S, 0.00%, 11/25/2031 (e)	EUR	22,004	18,750
Reg. S, 0.00%, 05/25/2032 (e)	EUR	23,120	19,317
Reg. S, 0.25%, 11/25/2026 (e)	EUR	12,306	12,276
Reg. S, 0.50%, 05/25/2026 (e)	EUR	13,179	13,332
Reg. S, 0.50%, 05/25/2029 (e)	EUR	20,987	19,848
Reg. S, 0.50%, 05/25/2040 (e)	EUR	11,224	7,565
Reg. S, 0.50%, 06/25/2044 (e)	EUR	6,355	3,822
Reg. S, 0.50%, 05/25/2072 (e)	EUR	5,223	1,849
Reg. S, 0.75%, 02/25/2028 (e)	EUR	25,760	25,319
Reg. S, 0.75%, 05/25/2028 (e)	EUR	15,353	15,018
Reg. S, 0.75%, 11/25/2028 (e)	EUR	3,737	3,615
Reg. S, 0.75%, 05/25/2052 (e)	EUR	14,357	7,531
Reg. S, 0.75%, 05/25/2053 (e)	EUR	10,348	5,306
Reg. S, 1.00%, 05/25/2027 (e)	EUR	18,958	19,041
Reg. S, 1.25%, 05/25/2034 (e)	EUR	18,576	16,304
Reg. S, 1.25%, 05/25/2036 (e)	EUR	14,164	11,916
Reg. S, 1.25%, 05/25/2038 (e)	EUR	7,760	6,201
Reg. S, 1.50%, 05/25/2031 (e)	EUR	16,243	15,549
Reg. S, 1.50%, 05/25/2050 (e)	EUR	5,670	3,819
Reg. S, 1.75%, 06/25/2039 (e)	EUR	13,737	11,605
Reg. S, 1.75%, 05/25/2066 (e)	EUR	4,706	2,960
Reg. S, 2.00%, 11/25/2032 (e)	EUR	8,910	8,580
Reg. S, 2.00%, 05/25/2048 (e)	EUR	8,827	6,861
Reg. S, 2.50%, 09/24/2026 (e)	EUR	8,738	9,086
Reg. S, 2.50%, 09/24/2027 (e)	EUR	21,520	22,357
Reg. S, 2.50%, 05/25/2030 (e)	EUR	30,861	31,634
Reg. S, 2.50%, 05/25/2043 (e)	EUR	5,380	4,800
Reg. S, 2.75%, 10/25/2027 (e)	EUR	36,099	37,770
Reg. S, 2.75%, 02/25/2029 (e)	EUR	8,600	8,957
Reg. S, 2.75%, 02/25/2030 (e)	EUR	5,530	5,736
Reg. S, 3.00%, 05/25/2033 (e)	EUR	6,610	6,811
Reg. S, 3.00%, 11/25/2034 (e)	EUR	15,600	15,904
Reg. S, 3.00%, 06/25/2049 (e)	EUR	5,410	5,061
Reg. S, 3.00%, 05/25/2054 (e)	EUR	5,610	5,081
Reg. S, 3.25%, 05/25/2045 (e)	EUR	9,885	9,798
Reg. S, 3.25%, 05/25/2055 (e)	EUR	7,930	7,510
Reg. S, 3.50%, 04/25/2026 (e)	EUR	10,716	11,277
Reg. S, 3.50%, 11/25/2033 (e)	EUR	9,395	10,015
Reg. S, 4.00%, 10/25/2038 (e)	EUR	9,389	10,368
Reg. S, 4.00%, 04/25/2055 (e)	EUR	6,181	6,722
Reg. S, 4.00%, 04/25/2060 (e)	EUR	6,447	7,040
Reg. S, 4.50%, 04/25/2041 (e)	EUR	10,372	12,087
Reg. S, 4.75%, 04/25/2035 (e)	EUR	9,757	11,460
Reg. S, 5.50%, 04/25/2029 (e)	EUR	4,037	4,667
Reg. S, 5.75%, 10/25/2032 (e)	EUR	1,029	1,269
Gemeinsame Deutsche Bundeslaender, (Germany),
Series 58, Reg. S, 0.00%, 02/19/2027	EUR	220	217
Series 59, Reg. S, 0.01%, 08/26/2030	EUR	1,000	899

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 60, Reg. S, 0.01%, 02/04/2031	EUR	346	307
Series 62, Reg. S, 1.25%, 05/04/2029	EUR	680	669
Series 63, Reg. S, 3.00%, 04/26/2030	EUR	200	212
Series 64, Reg. S, 2.63%, 02/07/2031	EUR	500	518
Series #65, Reg. S, 2.50%, 10/24/2031	EUR	300	308
Gestion Securite de Stocks Securite SA, (France),
Reg. S, 1.50%, 10/25/2027	EUR	1,000	1,001
Reg. S, 3.38%, 06/29/2030	EUR	1,300	1,365
Reg. S, 3.50%, 11/25/2029	EUR	300	317
Hellenic Republic Government Bond, (Greece),
Reg. S, 0.75%, 06/18/2031 (e)	EUR	2,170	1,968
Reg. S, 1.50%, 06/18/2030 (e)	EUR	2,940	2,857
Reg. S, 1.75%, 06/18/2032 (e)	EUR	1,410	1,339
Reg. S, 1.88%, 07/23/2026 (e)	EUR	2,910	3,004
Reg. S, 1.88%, 02/04/2035 (e)	EUR	1,910	1,742
Reg. S, 1.88%, 01/24/2052 (e)	EUR	480	345
Reg. S, 3.38%, 06/15/2034 (e)	EUR	1,480	1,551
Reg. S, 3.75%, 01/30/2028	EUR	1,400	1,513
Reg. S, 3.88%, 03/12/2029 (e)	EUR	1,480	1,616
Reg. S, 3.90%, 01/30/2033	EUR	2,030	2,226
Reg. S, 4.00%, 01/30/2037	EUR	2,000	2,198
Reg. S, 4.13%, 06/15/2054 (e)	EUR	700	753
Reg. S, 4.20%, 01/30/2042	EUR	1,860	2,048
Reg. S, 4.25%, 06/15/2033 (e)	EUR	2,000	2,240
Reg. S, 4.38%, 07/18/2038 (e)	EUR	1,100	1,238
HM Treasury UK Sovereign Sukuk plc, (United Kingdom), Reg. S, 0.33%, 07/22/2026	GBP	900	1,059
Hong Kong Government Bond Programme, (Hong Kong),
1.97%, 01/17/2029	HKD	2,400	292
2.02%, 03/07/2034	HKD	3,000	337
Hong Kong Government International Bond, (Hong Kong),
Reg. S, 2.95%, 06/07/2028	CNH	8,500	1,174
Reg. S, 3.00%, 11/30/2026	CNH	10,000	1,374
Reg. S, 3.30%, 06/07/2033	CNH	16,000	2,298
Hungary Government Bond, (Hungary),
Series 26/E, 1.50%, 04/22/2026	HUF	739,160	1,763
Series 26/F, 1.50%, 08/26/2026	HUF	623,300	1,464
Series 26/D, 2.75%, 12/22/2026	HUF	80,210	190
Series 27/A, 3.00%, 10/27/2027	HUF	194,780	449
Series 28/B, 4.50%, 03/23/2028	HUF	422,060	1,004
Series 28/A, 6.75%, 10/22/2028	HUF	775,000	1,972
Series 29/A, 2.00%, 05/23/2029	HUF	200,000	426
Series 30/A, 3.00%, 08/21/2030	HUF	297,350	640
Series 31/A, 3.25%, 10/22/2031	HUF	207,050	436
Series 32/G, 4.50%, 05/27/2032	HUF	372,050	830
Series 32/A, 4.75%, 11/24/2032	HUF	691,700	1,547
Series 33/A, 2.25%, 04/20/2033	HUF	194,590	358

SEE NOTES TO FINANCIAL STATEMENTS.

106	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series 34/A, 2.25%, 06/22/2034	HUF	100,520	179
Series 35/A, 7.00%, 10/24/2035	HUF	338,080	876
Series 38/A, 3.00%, 10/27/2038	HUF	318,380	526
Series 41/A, 3.00%, 04/25/2041	HUF	149,290	233
Hungary Government International Bond, (Hungary),
Reg. S, 0.50%, 11/18/2030	EUR	1,000	861
Reg. S, 1.63%, 04/28/2032	EUR	1,000	886
Reg. S, 1.75%, 10/10/2027	EUR	825	820
Reg. S, 1.75%, 06/05/2035	EUR	5,000	4,092
Hydro-Quebec, (Canada),
6.00%, 02/15/2040	CAD	300	251
SUB, 8.40%, 03/28/2025		1,000	1,008
Series HH, 8.50%, 12/01/2029		100	115
Series HK, 9.38%, 04/15/2030		500	596
Ile-de-France Mobilites, (France),
Reg. S, 0.40%, 05/28/2031	EUR	1,000	876
Reg. S, 0.68%, 11/24/2036	EUR	100	75
Reg. S, 1.00%, 05/25/2034	EUR	800	671
Reg. S, 1.28%, 02/14/2042	EUR	100	71
Reg. S, 3.05%, 02/03/2033	EUR	300	306
Reg. S, 3.40%, 05/25/2043	EUR	200	196
Reg. S, 3.45%, 06/25/2049	EUR	500	487
Reg. S, 3.50%, 10/04/2039	EUR	100	101
Indonesia Government International Bond, (Indonesia),
0.90%, 02/14/2027	EUR	1,600	1,574
1.10%, 03/12/2033	EUR	1,000	849
Reg. S, 3.75%, 06/14/2028	EUR	1,000	1,048
4.65%, 09/20/2032		200	191
Indonesia Treasury Bond, (Indonesia),
Series 100, 6.63%, 02/15/2034	IDR	34,992,000	2,114
Series 101, 6.88%, 04/15/2029	IDR	32,464,000	2,006
Series 102, 6.88%, 07/15/2054	IDR	6,598,000	398
Series FR56, 8.38%, 09/15/2026	IDR	3,269,000	207
Series FR65, 6.63%, 05/15/2033	IDR	400,000	24
Series FR67, 8.75%, 02/15/2044	IDR	2,074,000	152
Series FR75, 7.50%, 05/15/2038	IDR	1,300,000	83
Series FR76, 7.38%, 05/15/2048	IDR	21,821,000	1,384
Series FR78, 8.25%, 05/15/2029	IDR	1,000,000	65
Series FR79, 8.38%, 04/15/2039	IDR	13,027,000	897
Series FR80, 7.50%, 06/15/2035	IDR	47,876,000	3,057
Series FR82, 7.00%, 09/15/2030	IDR	38,229,000	2,369
Series FR83, 7.50%, 04/15/2040	IDR	32,000,000	2,056
Series FR86, 5.50%, 04/15/2026	IDR	10,000,000	609
Series FR87, 6.50%, 02/15/2031	IDR	24,043,000	1,452
Series FR89, 6.88%, 08/15/2051	IDR	10,300,000	620
Series FR90, 5.13%, 04/15/2027	IDR	100,000,000	5,958
Series FR91, 6.38%, 04/15/2032	IDR	53,200,000	3,175
Series FR95, 6.38%, 08/15/2028	IDR	29,000,000	1,765
Series FR96, 7.00%, 02/15/2033	IDR	46,000,000	2,847
Series FR97, 7.13%, 06/15/2043	IDR	40,858,000	2,539
Series FR98, 7.13%, 06/15/2038	IDR	12,000,000	746

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Industrial Bank of Korea, (South Korea), Reg. S, 0.02%, 07/16/2025	CHF	300	330
Instituto de Credito Oficial, (Spain),
Reg. S, 0.00%, 04/30/2027	EUR	1,000	980
Reg. S, 2.65%, 01/31/2028	EUR	100	104
Reg. S, 2.70%, 10/31/2030	EUR	300	310
Reg. S, 3.05%, 04/30/2031	EUR	400	421
International Bank for Reconstruction & Development, (Supranational),
Zero Coupon, 07/15/2029		288	230
Zero Coupon, 11/01/2029		140	110
Zero Coupon, 05/01/2030		228	176
Zero Coupon, 10/31/2030		1,500	1,118
0.10%, 09/17/2035	EUR	5,475	4,223
Reg. S, 0.20%, 01/21/2061	EUR	1,000	410
0.25%, 09/23/2027	GBP	2,900	3,247
0.25%, 05/21/2029	EUR	600	565
0.50%, 06/21/2035	EUR	50	41
0.63%, 11/22/2027	EUR	8,000	7,903
0.65%, 02/10/2026		750	721
Reg. S, 0.70%, 10/22/2046	EUR	2,000	1,303
1.00%, 12/21/2029	GBP	2,000	2,127
1.20%, 08/08/2034	EUR	9,000	8,052
2.14%, 02/04/2041		500	331
(SOFR Compounded Index + 0.26%), 2.33%, 05/31/2026 (aa)		1,000	966
2.90%, 01/19/2033	EUR	7,000	7,350
4.00%, 08/27/2026		80	80
4.63%, 08/01/2028		250	252
InvestitionsBank des Landes Brandenburg, (Germany),
Reg. S, 0.05%, 09/29/2031	EUR	100	87
Reg. S, 3.00%, 06/18/2032	EUR	200	211
Reg. S, 3.25%, 03/13/2030	EUR	200	215
Investitionsbank Schleswig-Holstein, (Germany),
Reg. S, 0.01%, 05/15/2026	EUR	100	100
Reg. S, 2.88%, 02/21/2034	EUR	300	314
Reg. S, 3.25%, 03/10/2031	EUR	300	323
Series 11, Reg. S, 0.01%, 10/17/2029	EUR	200	184
Ireland Government Bond, (Ireland),
Reg. S, 0.00%, 10/18/2031	EUR	2,377	2,082
Reg. S, 0.20%, 05/15/2027	EUR	4,480	4,438
Reg. S, 0.20%, 10/18/2030	EUR	1,111	1,015
Reg. S, 0.35%, 10/18/2032	EUR	2,850	2,515
Reg. S, 0.40%, 05/15/2035	EUR	3,030	2,488
Reg. S, 0.55%, 04/22/2041	EUR	1,035	751
Reg. S, 0.90%, 05/15/2028	EUR	1,812	1,803
Reg. S, 1.00%, 05/15/2026	EUR	1,480	1,512
Reg. S, 1.10%, 05/15/2029	EUR	2,567	2,529
Reg. S, 1.30%, 05/15/2033	EUR	1,230	1,158
Reg. S, 1.35%, 03/18/2031	EUR	4,995	4,863
Reg. S, 1.50%, 05/15/2050	EUR	2,173	1,686
Reg. S, 1.70%, 05/15/2037	EUR	800	734

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	107

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 2.00%, 02/18/2045	EUR	3,485	3,103
Reg. S, 2.40%, 05/15/2030	EUR	2,350	2,442
Reg. S, 2.60%, 10/18/2034	EUR	1,100	1,135
Reg. S, 3.00%, 10/18/2043	EUR	1,270	1,336
Israel Government AID Bond, (Israel), 5.50%, 09/18/2033		25	26
Israel Government Bond—Fixed, (Israel),
Series 142, 5.50%, 01/31/2042	ILS	290	91
Series 327, 2.00%, 03/31/2027	ILS	800	213
Series 330, 1.00%, 03/31/2030	ILS	1,200	283
Series 537, 1.50%, 05/31/2037	ILS	305	61
Israel Government International Bond, (Israel),
Reg. S, 0.63%, 01/18/2032	EUR	3,000	2,494
Reg. S, 1.50%, 01/18/2027	EUR	2,000	1,991
Reg. S, 2.50%, 01/16/2049	EUR	825	665
Italy Buoni Poliennali Del Tesoro, (Italy),
Series 2Y, Reg. S, 3.60%, 09/29/2025	EUR	3,200	3,342
Series 3Y, Reg. S, 1.20%, 08/15/2025	EUR	1,780	1,830
Series 3Y, Reg. S, 2.95%, 02/15/2027	EUR	3,600	3,769
Series 3Y, Reg. S, 3.45%, 07/15/2027	EUR	4,600	4,877
Series 3Y, Reg. S, 3.50%, 01/15/2026	EUR	2,240	2,348
Series 3Y, Reg. S, 3.80%, 04/15/2026	EUR	2,600	2,741
Series 3Y, Reg. S, 3.85%, 09/15/2026	EUR	1,800	1,910
Series 5Y, Reg. S, 0.00%, 04/01/2026	EUR	14,760	14,866
Series 5Y, Reg. S, 0.00%, 08/01/2026	EUR	3,447	3,446
Series 5Y, Reg. S, 0.50%, 02/01/2026	EUR	5,270	5,355
Series 5Y, Reg. S, 1.10%, 04/01/2027	EUR	3,160	3,181
Series 5Y, Reg. S, 2.65%, 12/01/2027	EUR	14,570	15,153
Series 5Y, Reg. S, 3.00%, 10/01/2029	EUR	2,545	2,654
Series 5Y, Reg. S, 3.35%, 07/01/2029	EUR	7,570	8,021
Series 5Y, Reg. S, 3.40%, 04/01/2028	EUR	8,170	8,674
Series 5Y, Reg. S, 3.80%, 08/01/2028	EUR	450	484
Series 5Y, Reg. S, 4.10%, 02/01/2029	EUR	2,195	2,393
Series 7Y, Reg. S, 0.25%, 03/15/2028	EUR	7,600	7,322
Series 7Y, Reg. S, 0.45%, 02/15/2029	EUR	1,360	1,288
Series 7Y, Reg. S, 0.50%, 07/15/2028	EUR	4,074	3,926
Series 7Y, Reg. S, 0.95%, 09/15/2027	EUR	3,660	3,644
Series 7Y, Reg. S, 2.10%, 07/15/2026	EUR	5,850	6,045
Series 7Y, Reg. S, 2.50%, 11/15/2025	EUR	545	566
Series 7Y, Reg. S, 2.80%, 06/15/2029	EUR	4,820	5,004
Series 7Y, Reg. S, 3.15%, 11/15/2031 (e)	EUR	5,100	5,278
Series 7Y, Reg. S, 3.45%, 07/15/2031	EUR	2,300	2,429
Series 7Y, Reg. S, 3.50%, 02/15/2031 (e)	EUR	2,910	3,088
Series 7Y, Reg. S, 3.70%, 06/15/2030	EUR	1,800	1,934
Series 7Y, Reg. S, 3.85%, 12/15/2029	EUR	14,320	15,511
Series 7Y, Reg. S, 4.00%, 11/15/2030	EUR	1,550	1,690
Series 8Y, Reg. S, 0.85%, 01/15/2027 (e)	EUR	18,085	18,189
Series 8Y, Reg. S, 4.00%, 10/30/2031 (e)	EUR	1,770	1,940
Series 10Y, Reg. S, 0.60%, 08/01/2031 (e)	EUR	14,464	12,800

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 10Y, Reg. S, 0.95%, 08/01/2030	EUR	12,390	11,529
Series 10Y, Reg. S, 0.95%, 12/01/2031 (e)	EUR	3,605	3,237
Series 10Y, Reg. S, 0.95%, 06/01/2032	EUR	6,785	6,011
Series 10Y, Reg. S, 1.25%, 12/01/2026	EUR	15,427	15,673
Series 10Y, Reg. S, 1.60%, 06/01/2026	EUR	5,740	5,890
Series 10Y, Reg. S, 1.65%, 12/01/2030 (e)	EUR	6,944	6,674
Series 10Y, Reg. S, 2.00%, 02/01/2028	EUR	2,552	2,604
Series 10Y, Reg. S, 2.05%, 08/01/2027	EUR	3,580	3,675
Series 10Y, Reg. S, 2.20%, 06/01/2027	EUR	15,277	15,759
Series 10Y, Reg. S, 2.50%, 12/01/2032	EUR	5,610	5,522
Series 10Y, Reg. S, 2.80%, 12/01/2028	EUR	3,430	3,579
Series 10Y, Reg. S, 3.00%, 08/01/2029	EUR	11,056	11,585
Series 10Y, Reg. S, 3.85%, 07/01/2034	EUR	12,730	13,614
Series 10Y, Reg. S, 4.20%, 03/01/2034	EUR	4,200	4,626
Series 10Y, Reg. S, 4.35%, 11/01/2033	EUR	5,120	5,707
Series 10Y, Reg. S, 4.40%, 05/01/2033	EUR	3,770	4,221
Series 11Y, Reg. S, 0.90%, 04/01/2031	EUR	22,527	20,511
Series 11Y, Reg. S, 1.35%, 04/01/2030	EUR	3,150	3,023
Series 11Y, Reg. S, 3.85%, 02/01/2035	EUR	11,620	12,399
Series 13Y, Reg. S, 4.00%, 04/30/2035 (e)	EUR	2,190	2,382
Series 13Y, Reg. S, 4.05%, 10/30/2037 (e)	EUR	1,840	1,984
Series 15Y, Reg. S, 2.45%, 09/01/2033 (e)	EUR	2,770	2,690
Series 15Y, Reg. S, 4.15%, 10/01/2039 (e)	EUR	9,300	9,982
Series 15Y, Reg. S, 4.75%, 09/01/2028 (e)	EUR	16,730	18,619
Series 16Y, Reg. S, 0.95%, 03/01/2037 (e)	EUR	11,714	8,981
Series 16Y, Reg. S, 1.45%, 03/01/2036 (e)	EUR	2,229	1,863
Series 16Y, Reg. S, 3.25%, 03/01/2038 (e)	EUR	3,490	3,442
Series 16Y, Reg. S, 3.50%, 03/01/2030 (e)	EUR	6,136	6,566
Series 16Y, Reg. S, 4.50%, 03/01/2026 (e)	EUR	2,853	3,028
Series 17Y, Reg. S, 1.65%, 03/01/2032 (e)	EUR	10,936	10,270
Series 20Y, Reg. S, 2.25%, 09/01/2036 (e)	EUR	2,564	2,327
Series 20Y, Reg. S, 2.95%, 09/01/2038 (e)	EUR	3,722	3,537
Series 20Y, Reg. S, 4.45%, 09/01/2043 (e)	EUR	2,750	3,030
Series 21Y, Reg. S, 1.80%, 03/01/2041 (e)	EUR	6,474	5,064
Series 21Y, Reg. S, 3.10%, 03/01/2040 (e)	EUR	5,442	5,175
Series 26Y, Reg. S, 3.35%, 03/01/2035 (e)	EUR	4,860	4,993

SEE NOTES TO FINANCIAL STATEMENTS.

108	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series 30Y, Reg. S, 2.15%, 09/01/2052 (e)	EUR	3,351	2,412
Series 30Y, Reg. S, 2.45%, 09/01/2050 (e)	EUR	3,442	2,699
Series 30Y, Reg. S, 3.85%, 09/01/2049 (e)	EUR	5,450	5,507
Series 30Y, Reg. S, 4.30%, 10/01/2054 (e)	EUR	2,750	2,917
Series 30Y, Reg. S, 4.50%, 10/01/2053 (e)	EUR	4,795	5,301
Series 30Y, Reg. S, 6.50%, 11/01/2027	EUR	890	1,022
Series 30Y, Reg. S, 7.25%, 11/01/2026	EUR	1,355	1,527
Series 31Y, Reg. S, 1.70%, 09/01/2051 (e)	EUR	7,797	5,166
Series 31Y, Reg. S, 2.70%, 03/01/2047 (e)	EUR	6,650	5,648
Series 31Y, Reg. S, 3.25%, 09/01/2046 (e)	EUR	5,776	5,386
Series 31Y, Reg. S, 3.45%, 03/01/2048 (e)	EUR	4,305	4,110
Series 31Y, Reg. S, 4.00%, 02/01/2037 (e)	EUR	1,310	1,416
Series 31Y, Reg. S, 4.75%, 09/01/2044 (e)	EUR	9,335	10,740
Series 31Y, Reg. S, 5.00%, 08/01/2034 (e)	EUR	12,386	14,483
Series 31Y, Reg. S, 5.00%, 09/01/2040 (e)	EUR	5,940	6,974
Series 31Y, Reg. S, 5.25%, 11/01/2029	EUR	1,777	2,048
Series 31Y, Reg. S, 5.75%, 02/01/2033	EUR	1,260	1,532
Series 31Y, Reg. S, 6.00%, 05/01/2031	EUR	4,453	5,411
Series 32Y, Reg. S, 5.00%, 08/01/2039 (e)	EUR	7,023	8,254
Series 34Y, Reg. S, 1.50%, 04/30/2045 (e)	EUR	3,821	2,662
Series 50Y, Reg. S, 2.15%, 03/01/2072 (e)	EUR	1,700	1,118
Series 50Y, Reg. S, 2.80%, 03/01/2067 (e)	EUR	3,595	2,855
Japan Bank for International Cooperation, (Japan),
0.63%, 07/15/2025		250	245
3.13%, 02/15/2028	EUR	1,000	1,055
Japan Expressway Holding and Debt Repayment Agency, (Japan),
Series 37, 2.42%, 06/20/2028	JPY	100,000	671
Series 75, 1.96%, 09/19/2031	JPY	100,000	676
Series 271, 0.02%, 03/31/2026	JPY	30,000	189
Japan Finance Organization for Municipalities, (Japan),
Reg. S, 0.01%, 02/02/2028	EUR	1,000	958

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 0.05%, 02/12/2027	EUR	500	492
Reg. S, 0.63%, 09/02/2025		1,000	974
Series 69, 0.48%, 02/28/2025	JPY	100,000	636
Series 2022, 2.32%, 06/18/2027	JPY	20,000	132
Japan Government Five Year Bond, (Japan),
Series 143, 0.10%, 03/20/2025	JPY	15,700	100
Series 144, 0.10%, 06/20/2025	JPY	329,000	2,089
Series 148, 0.01%, 06/20/2026	JPY	409,750	2,584
Series 149, 0.01%, 09/20/2026	JPY	10,000	63
Series 150, 0.01%, 12/20/2026	JPY	77,150	485
Series 151, 0.01%, 03/20/2027	JPY	4,208,000	26,412
Series 153, 0.01%, 06/20/2027	JPY	3,159,600	19,799
Series 154, 0.10%, 09/20/2027	JPY	1,355,000	8,498
Series 155, 0.30%, 12/20/2027	JPY	1,260,550	7,940
Series 156, 0.20%, 12/20/2027	JPY	2,120,000	13,314
Series 157, 0.20%, 03/20/2028	JPY	650,000	4,076
Series 161, 0.30%, 06/20/2028	JPY	290,000	1,821
Series 164, 0.20%, 12/20/2028	JPY	3,606,700	22,495
Series 167, 0.40%, 03/20/2029	JPY	2,435,000	15,283
Series 168, 0.60%, 03/20/2029	JPY	800,000	5,063
Series 170, 0.60%, 06/20/2029	JPY	188,450	1,191
Japan Government Forty Year Bond, (Japan),
Series 1, 2.40%, 03/20/2048	JPY	100,000	680
Series 3, 2.20%, 03/20/2050	JPY	955,350	6,198
Series 6, 1.90%, 03/20/2053	JPY	650	4
Series 7, 1.70%, 03/20/2054	JPY	127,050	715
Series 8, 1.40%, 03/20/2055	JPY	434,350	2,246
Series 9, 0.40%, 03/20/2056	JPY	617,800	2,295
Series 10, 0.90%, 03/20/2057	JPY	174,350	760
Series 11, 0.80%, 03/20/2058	JPY	91,700	381
Series 12, 0.50%, 03/20/2059	JPY	210,000	764
Series 13, 0.50%, 03/20/2060	JPY	683,000	2,425
Series 14, 0.70%, 03/20/2061	JPY	650,000	2,440
Series 15, 1.00%, 03/20/2062	JPY	544,850	2,244
Series 16, 1.30%, 03/20/2063	JPY	488,850	2,196
Series 17, 2.20%, 03/20/2064	JPY	498,650	2,908
Japan Government Ten Year Bond, (Japan),
Series 1, 0.70%, 12/20/2033	JPY	3,242,750	20,080
Series 2, 1.00%, 03/20/2034	JPY	302,350	1,917
Series 342, 0.10%, 03/20/2026	JPY	2,000,000	12,653
Series 343, 0.10%, 06/20/2026	JPY	202,900	1,281
Series 344, 0.10%, 09/20/2026	JPY	131,500	829
Series 345, 0.10%, 12/20/2026	JPY	21,950	138
Series 346, 0.10%, 03/20/2027	JPY	4,398,500	27,666
Series 347, 0.10%, 06/20/2027	JPY	2,600,000	16,331
Series 348, 0.10%, 09/20/2027	JPY	320,850	2,012
Series 349, 0.10%, 12/20/2027	JPY	152,200	953
Series 353, 0.10%, 12/20/2028	JPY	4,700,000	29,195
Series 354, 0.10%, 03/20/2029	JPY	900,000	5,578
Series 357, 0.10%, 12/20/2029	JPY	1,523,300	9,383
Series 358, 0.10%, 03/20/2030	JPY	1,090,300	6,702

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	109

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series 359, 0.10%, 06/20/2030	JPY	1,935,000	11,873
Series 360, 0.10%, 09/20/2030	JPY	53,450	327
Series 361, 0.10%, 12/20/2030	JPY	4,351,300	26,586
Series 362, 0.10%, 03/20/2031	JPY	649,500	3,957
Series 363, 0.10%, 06/20/2031	JPY	2,906,200	17,658
Series 364, 0.10%, 09/20/2031	JPY	668,450	4,051
Series 365, 0.10%, 12/20/2031	JPY	1,304,400	7,880
Series 366, 0.20%, 03/20/2032	JPY	4,345,100	26,353
Series 367, 0.20%, 06/20/2032	JPY	6,000	36
Series 368, 0.20%, 09/20/2032	JPY	116,450	702
Series 369, 0.50%, 12/20/2032	JPY	181,000	1,114
Series 370, 0.50%, 03/20/2033	JPY	242,700	1,490
Series 371, 0.40%, 06/20/2033	JPY	335,000	2,034
Series 372, 0.80%, 09/20/2033	JPY	206,850	1,296
Series 373, 0.60%, 12/20/2033	JPY	2,829,400	17,367
Series 374, 0.80%, 03/20/2034	JPY	3,940,600	24,548
Series 375, 1.10%, 06/20/2034	JPY	1,262,800	8,055
Series 376, 0.90%, 09/20/2034	JPY	2,109,600	13,180
Japan Government Thirty Year Bond, (Japan),
Series 11, 1.70%, 06/20/2033	JPY	100,000	674
Series 21, 2.30%, 12/20/2035	JPY	704,850	4,985
Series 22, 2.50%, 03/20/2036	JPY	116,250	837
Series 24, 2.50%, 09/20/2036	JPY	46,950	338
Series 33, 2.00%, 09/20/2040	JPY	333,000	2,229
Series 34, 2.20%, 03/20/2041	JPY	23,000	157
Series 40, 1.80%, 09/20/2043	JPY	651,750	4,130
Series 42, 1.70%, 03/20/2044	JPY	1,650,000	10,239
Series 43, 1.70%, 06/20/2044	JPY	620,200	3,842
Series 44, 1.70%, 09/20/2044	JPY	764,000	4,717
Series 47, 1.60%, 06/20/2045	JPY	310,000	1,866
Series 49, 1.40%, 12/20/2045	JPY	165,000	952
Series 59, 0.70%, 06/20/2048	JPY	1,100,000	5,261
Series 61, 0.70%, 12/20/2048	JPY	262,550	1,245
Series 62, 0.50%, 03/20/2049	JPY	1,600,000	7,174
Series 63, 0.40%, 06/20/2049	JPY	195,100	846
Series 64, 0.40%, 09/20/2049	JPY	102,800	443
Series 65, 0.40%, 12/20/2049	JPY	1,800,000	7,708
Series 66, 0.40%, 03/20/2050	JPY	1,465,150	6,237
Series 67, 0.60%, 06/20/2050	JPY	50,000	224
Series 68, 0.60%, 09/20/2050	JPY	121,500	541
Series 69, 0.70%, 12/20/2050	JPY	130,000	592
Series 71, 0.70%, 06/20/2051	JPY	385,800	1,736
Series 73, 0.70%, 12/20/2051	JPY	8,000	36
Series 74, 1.00%, 03/20/2052	JPY	114,000	549
Series 75, 1.30%, 06/20/2052	JPY	56,000	291
Series 76, 1.40%, 09/20/2052	JPY	3,000	16
Series 77, 1.60%, 12/20/2052	JPY	41,500	230
Series 78, 1.40%, 03/20/2053	JPY	1,006,000	5,305
Series 79, 1.20%, 06/20/2053	JPY	750,000	3,748
Series 80, 1.80%, 09/20/2053	JPY	700,050	4,052
Series 81, 1.60%, 12/20/2053	JPY	1,036,600	5,704
Series 82, 1.80%, 03/20/2054	JPY	1,213,150	6,991
Series 83, 2.20%, 06/20/2054	JPY	211,450	1,331
Series 84, 2.10%, 09/20/2054	JPY	179,250	1,102

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Japan Government Twenty Year Bond, (Japan),
Series 80, 2.10%, 06/20/2025	JPY	517,000	3,314
Series 105, 2.10%, 09/20/2028	JPY	214,950	1,438
Series 117, 2.10%, 03/20/2030	JPY	38,000	258
Series 118, 2.00%, 06/20/2030	JPY	6,800	46
Series 121, 1.90%, 09/20/2030	JPY	3,040,000	20,554
Series 122, 1.80%, 09/20/2030	JPY	924,000	6,214
Series 129, 1.80%, 06/20/2031	JPY	233,450	1,577
Series 131, 1.70%, 09/20/2031	JPY	1,211,200	8,144
Series 140, 1.70%, 09/20/2032	JPY	163,950	1,104
Series 142, 1.80%, 12/20/2032	JPY	10,900	74
Series 143, 1.60%, 03/20/2033	JPY	4,800	32
Series 147, 1.60%, 12/20/2033	JPY	2,900,000	19,378
Series 148, 1.50%, 03/20/2034	JPY	450,250	2,981
Series 149, 1.50%, 06/20/2034	JPY	498,700	3,295
Series 151, 1.20%, 12/20/2034	JPY	1,265,700	8,114
Series 153, 1.30%, 06/20/2035	JPY	10,000	64
Series 157, 0.20%, 06/20/2036	JPY	900,000	5,081
Series 160, 0.70%, 03/20/2037	JPY	258,000	1,526
Series 161, 0.60%, 06/20/2037	JPY	2,625,000	15,271
Series 163, 0.60%, 12/20/2037	JPY	180,000	1,038
Series 164, 0.50%, 03/20/2038	JPY	237,350	1,344
Series 165, 0.50%, 06/20/2038	JPY	3,450	19
Series 167, 0.50%, 12/20/2038	JPY	2,482,750	13,849
Series 168, 0.40%, 03/20/2039	JPY	845,500	4,623
Series 169, 0.30%, 06/20/2039	JPY	784,700	4,205
Series 170, 0.30%, 09/20/2039	JPY	833,900	4,441
Series 171, 0.30%, 12/20/2039	JPY	843,300	4,466
Series 172, 0.40%, 03/20/2040	JPY	2,952,950	15,793
Series 173, 0.40%, 06/20/2040	JPY	125,000	664
Series 174, 0.40%, 09/20/2040	JPY	150,000	793
Series 175, 0.50%, 12/20/2040	JPY	80,000	428
Series 176, 0.50%, 03/20/2041	JPY	173,050	920
Series 177, 0.40%, 06/20/2041	JPY	40,000	208
Series 178, 0.50%, 09/20/2041	JPY	410,950	2,161
Series 179, 0.50%, 12/20/2041	JPY	3,337,600	17,454
Series 180, 0.80%, 03/20/2042	JPY	190,000	1,042
Series 183, 1.40%, 12/20/2042	JPY	35,000	210
Series 184, 1.10%, 03/20/2043	JPY	13,650	78
Series 185, 1.10%, 06/20/2043	JPY	14,000	79
Series 186, 1.50%, 09/20/2043	JPY	268,800	1,623
Series 187, 1.30%, 12/20/2043	JPY	2,016,000	11,732
Series 188, 1.60%, 03/20/2044	JPY	2,420,550	14,777
Series 189, 1.90%, 06/20/2044	JPY	546,350	3,494
Series 190, 1.80%, 09/20/2044	JPY	372,750	2,338
Japan Government Two Year Bond, (Japan),
Series 455, 0.01%, 12/01/2025	JPY	1,600,000	10,132
Series 458, 0.20%, 03/01/2026	JPY	625,000	3,960
Series 459, 0.20%, 04/01/2026	JPY	2,000,000	12,666
Series 460, 0.30%, 05/01/2026	JPY	1,986,500	12,590
Series 464, 0.40%, 09/01/2026	JPY	520,200	3,296

SEE NOTES TO FINANCIAL STATEMENTS.

110	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Japan Housing Finance Agency, (Japan),
Series 71, 1.75%, 03/19/2026	JPY	200,000	1,289
Series 108, 1.43%, 06/18/2027	JPY	100,000	646
Japan International Cooperation Agency, (Japan), Series 35, 0.08%, 06/19/2026	JPY	200,000	1,260
Japanese Government CPI Linked Bond, (Japan), Series 25, 0.20%, 03/10/2030	JPY	108,812	751
Jersey International Bond, (Jersey), Reg. S, 3.75%, 06/09/2054	GBP	400	371
Junta de Andalucia, (Spain),
Reg. S, 0.50%, 04/30/2031	EUR	363	322
Reg. S, 1.38%, 04/30/2029	EUR	30	29
Reg. S, 3.20%, 04/30/2030	EUR	400	422
Reg. S, 3.40%, 04/30/2034	EUR	500	524
Junta de Castilla y Leon, (Spain), Reg. S, 0.43%, 04/30/2030	EUR	62	57
Kazakhstan Government International Bond, (Kazakhstan), Reg. S, 1.50%, 09/30/2034	EUR	400	351
Kingdom of Belgium Government Bond, (Belgium),
Series 44, Reg. S, 5.00%, 03/28/2035 (e)	EUR	4,760	5,783
Series 60, Reg. S, 4.25%, 03/28/2041 (e)	EUR	5,870	6,785
Series 64, Reg. S, 4.50%, 03/28/2026 (e)	EUR	1,245	1,324
Series 66, Reg. S, 4.00%, 03/28/2032	EUR	2,602	2,904
Series 71, Reg. S, 3.75%, 06/22/2045	EUR	2,543	2,769
Series 73, Reg. S, 3.00%, 06/22/2034 (e)	EUR	3,738	3,901
Series 75, Reg. S, 1.00%, 06/22/2031 (e)	EUR	8,087	7,564
Series 76, Reg. S, 1.90%, 06/22/2038 (e)	EUR	1,740	1,551
Series 77, Reg. S, 1.00%, 06/22/2026 (e)	EUR	4,522	4,602
Series 78, Reg. S, 1.60%, 06/22/2047 (e)	EUR	3,497	2,599
Series 80, Reg. S, 2.15%, 06/22/2066 (e)	EUR	3,041	2,262
Series 81, Reg. S, 0.80%, 06/22/2027 (e)	EUR	7,800	7,802
Series 83, Reg. S, 2.25%, 06/22/2057 (e)	EUR	2,277	1,771
Series 84, Reg. S, 1.45%, 06/22/2037 (e)	EUR	1,890	1,619
Series 85, Reg. S, 0.80%, 06/22/2028 (e)	EUR	5,432	5,342

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 86, Reg. S, 1.25%, 04/22/2033 (e)	EUR	2,674	2,455
Series 87, Reg. S, 0.90%, 06/22/2029 (e)	EUR	3,854	3,733
Series 88, Reg. S, 1.70%, 06/22/2050 (e)	EUR	3,696	2,690
Series 89, Reg. S, 0.10%, 06/22/2030 (e)	EUR	4,341	3,944
Series 90, Reg. S, 0.40%, 06/22/2040 (e)	EUR	2,915	1,973
Series 91, Reg. S, 0.00%, 10/22/2027 (e)	EUR	8,976	8,731
Series 92, Reg. S, 0.00%, 10/22/2031 (e)	EUR	3,367	2,910
Series 93, Reg. S, 0.65%, 06/22/2071 (e)	EUR	1,988	828
Series 94, Reg. S, 0.35%, 06/22/2032 (e)	EUR	6,550	5,682
Series 95, Reg. S, 1.40%, 06/22/2053 (e)	EUR	2,395	1,554
Series 96, Reg. S, 2.75%, 04/22/2039 (e)	EUR	1,550	1,521
Series 97, Reg. S, 3.00%, 06/22/2033 (e)	EUR	3,550	3,713
Series 98, Reg. S, 3.30%, 06/22/2054 (e)	EUR	4,400	4,353
Series 99, Reg. S, 3.45%, 06/22/2043 (e)	EUR	2,189	2,290
Series 100, Reg. S, 2.85%, 10/22/2034 (e)	EUR	7,560	7,745
Series 101, Reg. S, 3.50%, 06/22/2055 (e)	EUR	1,490	1,521
Series 102, Reg. S, 2.70%, 10/22/2029 (e)	EUR	4,200	4,392
Kommunalbanken A/S, (Norway),
Reg. S, 0.05%, 10/24/2029	EUR	1,500	1,380
Reg. S, 0.88%, 05/24/2027	EUR	500	500
Kommunekredit, (Denmark),
0.00%, 11/17/2029	EUR	800	734
Reg. S, 0.01%, 05/04/2034	EUR	500	400
Reg. S, 0.50%, 01/24/2025	EUR	460	476
Reg. S, 2.88%, 01/19/2035	EUR	7,000	7,273
Kommuninvest I Sverige AB, (Sweden),
Reg. S, 0.25%, 11/26/2027	SEK	8,000	676
Reg. S, 0.38%, 06/10/2026	SEK	2,000	175
Reg. S, 3.00%, 06/18/2031	SEK	4,000	361
Series 2505, Reg. S, 1.00%, 05/12/2025	SEK	5,000	450
Series 2602, Reg. S, 0.75%, 02/04/2026	SEK	2,880	256
Series 2611, Reg. S, 1.00%, 11/12/2026	SEK	4,000	352

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	111

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Korea Development Bank (The), (South Korea),
Reg. S, 1.83%, 08/10/2027	SEK	2,000	175
2.63%, 09/08/2027	EUR	1,500	1,549
6.00%, 01/22/2025	IDR	15,000,000	931
Korea Expressway Corp., (South Korea), Reg. S, 3.10%, 06/08/2026		800	769
Korea Housing Finance Corp., (South Korea),
Reg. S, 0.26%, 10/27/2028	EUR	1,900	1,802
Reg. S, 1.96%, 07/19/2026	EUR	1,800	1,849
Reg. S, 3.71%, 04/11/2027	EUR	100	106
Korea National Oil Corp., (South Korea), Reg. S, 0.26%, 07/30/2027	CHF	300	327
Korea Treasury Bond, (South Korea),
Series 2603, 1.25%, 03/10/2026	KRW	4,145,000	2,769
Series 2603, 3.25%, 03/10/2026	KRW	6,000,000	4,102
Series 2612, 1.50%, 12/10/2026	KRW	569,490	378
Series 2612, 3.88%, 12/10/2026	KRW	9,000,000	6,250
Series 2706, 2.13%, 06/10/2027	KRW	5,500,000	3,689
Series 2803, 3.25%, 03/10/2028	KRW	110,000	76
Series 2806, 2.63%, 06/10/2028	KRW	6,050,000	4,105
Series 2809, 3.50%, 09/10/2028	KRW	5,800,000	4,051
Series 2903, 3.25%, 03/10/2029	KRW	9,700,000	6,722
Series 2912, 1.38%, 12/10/2029	KRW	5,000,000	3,161
Series 3006, 1.38%, 06/10/2030	KRW	3,160,000	1,980
Series 3012, 1.50%, 12/10/2030	KRW	1,500,000	939
Series 3106, 2.00%, 06/10/2031	KRW	4,491,310	2,881
Series 3112, 2.38%, 12/10/2031	KRW	60,920	40
Series 3206, 3.38%, 06/10/2032	KRW	4,500,000	3,133
Series 3212, 4.25%, 12/10/2032	KRW	2,600,000	1,914
Series 3306, 3.25%, 06/10/2033	KRW	160,000	110
Series 3312, 4.13%, 12/10/2033	KRW	4,024,390	2,963
Series 3406, 3.50%, 06/10/2034	KRW	5,598,030	3,950
Series 3709, 2.25%, 09/10/2037	KRW	3,000,000	1,902
Series 3809, 2.38%, 09/10/2038	KRW	1,406,080	901
Series 4009, 1.50%, 09/10/2040	KRW	277,980	156
Series 4109, 1.88%, 09/10/2041	KRW	2,115,790	1,252
Series 4209, 3.25%, 09/10/2042	KRW	2,135,980	1,537
Series 4212, 3.00%, 12/10/2042	KRW	70,000	48
Series 4309, 3.88%, 09/10/2043	KRW	4,433,490	3,454
Series 4803, 2.63%, 03/10/2048	KRW	6,000,000	3,926
Series 4903, 2.00%, 03/10/2049	KRW	5,014,620	2,913
Series 5003, 1.50%, 03/10/2050	KRW	5,476,530	2,839
Series 5103, 1.88%, 03/10/2051	KRW	6,181,580	3,475
Series 5303, 3.25%, 03/10/2053	KRW	4,251,170	3,167
Series 5309, 3.63%, 09/10/2053	KRW	3,979,440	3,152
Series 5403, 3.25%, 03/10/2054	KRW	6,488,600	4,810
Series 5409, 2.75%, 09/10/2054	KRW	761,650	512
Series 6609, 1.50%, 09/10/2066	KRW	215,250	101
Series 6809, 2.00%, 09/10/2068	KRW	1,200,000	665
Series 7009, 1.63%, 09/10/2070	KRW	250,340	122
Series 7209, 3.50%, 09/10/2072	KRW	1,300,000	1,076

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Kuntarahoitus OYJ, (Finland),
Reg. S, 0.00%, 10/14/2030	EUR	500	446
Reg. S, 0.05%, 09/06/2029	EUR	400	370
Reg. S, 0.05%, 09/10/2035	EUR	300	230
Reg. S, 0.25%, 02/25/2032	EUR	100	87
Reg. S, 0.75%, 09/07/2027	EUR	300	298
Reg. S, 1.25%, 02/23/2033	EUR	600	553
Reg. S, 2.50%, 08/29/2029	EUR	680	703
Reg. S, 2.75%, 02/02/2034	EUR	300	308
Reg. S, 2.88%, 01/18/2028	EUR	1,600	1,680
Reg. S, 3.00%, 09/25/2028	EUR	200	211
Reg. S, 3.13%, 07/29/2030	EUR	200	213
Land Baden-Wuerttemberg, (Germany),
Reg. S, 0.01%, 09/02/2030	EUR	218	196
Reg. S, 0.01%, 03/07/2031	EUR	400	354
Reg. S, 0.13%, 11/19/2040	EUR	100	66
Reg. S, 0.63%, 01/27/2026	EUR	380	386
Reg. S, 2.63%, 11/27/2030	EUR	400	416
Reg. S, 2.75%, 05/16/2029	EUR	300	314
Reg. S, 3.00%, 06/27/2033	EUR	1,000	1,060
Land Berlin, (Germany),
Reg. S, 0.01%, 07/02/2030	EUR	490	442
Reg. S, 0.05%, 08/06/2040	EUR	200	131
Reg. S, 0.10%, 01/18/2030	EUR	635	583
Reg. S, 0.13%, 11/24/2045	EUR	90	51
Reg. S, 0.15%, 02/22/2036	EUR	200	155
Reg. S, 0.63%, 02/05/2029	EUR	800	770
Reg. S, 0.63%, 01/26/2052	EUR	420	236
Reg. S, 1.25%, 06/01/2028	EUR	500	498
Reg. S, 1.63%, 08/02/2032	EUR	630	607
Reg. S, 2.63%, 01/24/2031	EUR	1,000	1,037
Reg. S, 2.88%, 04/05/2029	EUR	730	768
Reg. S, 2.88%, 02/15/2034	EUR	960	1,006
Reg. S, 3.00%, 03/13/2054	EUR	510	509
Series 493, Reg. S, 0.63%, 02/08/2027	EUR	220	220
Series 495, Reg. S, 1.38%, 06/05/2037	EUR	260	226
Series 506, Reg. S, 1.38%, 08/27/2038	EUR	115	98
Series 517, Reg. S, 0.01%, 05/18/2027	EUR	700	686
Series 518, Reg. S, 0.13%, 06/04/2035	EUR	300	236
Series 530, Reg. S, 0.10%, 01/18/2041	EUR	80	52
Series 535, Reg. S, 0.13%, 10/20/2031	EUR	490	429
Series 546, 2.75%, 02/14/2033	EUR	1,080	1,123
Series 557, Reg. S, 3.00%, 05/15/2029	EUR	700	740
Land Thueringen, (Germany),
Reg. S, 0.01%, 03/24/2031	EUR	300	265
Reg. S, 0.05%, 05/06/2030	EUR	260	236
Reg. S, 0.13%, 01/13/2051	EUR	100	48
0.50%, 03/02/2029	EUR	600	574
Reg. S, 1.25%, 12/05/2033	EUR	200	184
Reg. S, 2.50%, 09/03/2029	EUR	300	311
Reg. S, 3.00%, 11/15/2028	EUR	800	846
Latvia Government International Bond, (Latvia),
Reg. S, 0.00%, 03/17/2031	EUR	100	86
Reg. S, 0.25%, 01/23/2030	EUR	1,000	904

SEE NOTES TO FINANCIAL STATEMENTS.

112	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 1.13%, 05/30/2028	EUR	390	385
Reg. S, 1.38%, 05/16/2036	EUR	610	527
Reg. S, 1.88%, 02/19/2049	EUR	540	410
Reg. S, 3.50%, 01/17/2028	EUR	650	692
Reg. S, 3.88%, 05/22/2029	EUR	1,020	1,099
LCR Finance plc, (United Kingdom),
Reg. S, 4.50%, 12/07/2028	GBP	400	500
Reg. S, 4.50%, 12/07/2038	GBP	110	130
5.10%, 03/07/2051	GBP	150	183
Lithuania Government International Bond, (Lithuania),
Reg. S, 0.50%, 07/28/2050	EUR	560	297
Reg. S, 0.75%, 05/06/2030	EUR	440	407
Reg. S, 0.95%, 05/26/2027	EUR	500	498
Reg. S, 2.13%, 06/01/2032	EUR	1,010	985
Reg. S, 3.50%, 07/03/2031	EUR	1,500	1,604
Reg. S, 3.50%, 02/13/2034	EUR	510	540
Reg. S, 3.88%, 06/14/2033	EUR	800	875
Malaysia Government Bond, (Malaysia),
Series 119, 3.91%, 07/15/2026	MYR	5,600	1,262
Series 120, 4.07%, 06/15/2050	MYR	4,100	903
Series 122, 3.58%, 07/15/2032	MYR	9,710	2,138
Series 123, 4.46%, 03/31/2053	MYR	4,600	1,072
Series 124, 4.05%, 04/18/2039	MYR	10,770	2,428
Series 219, 3.89%, 08/15/2029	MYR	11,100	2,508
Series 220, 2.63%, 04/15/2031	MYR	11,660	2,441
Series 222, 4.70%, 10/15/2042	MYR	8,700	2,098
Series 223, 3.52%, 04/20/2028	MYR	11,000	2,455
Series 224, 4.18%, 05/16/2044	MYR	2,500	566
Series 316, 3.90%, 11/30/2026	MYR	7,500	1,692
Series 318, 4.64%, 11/07/2033	MYR	200	47
Series 322, 4.50%, 04/30/2029	MYR	10,000	2,314
Series 417, 3.90%, 11/16/2027	MYR	3,500	791
Series 518, 4.92%, 07/06/2048	MYR	4,000	998
Series 519, 3.76%, 05/22/2040	MYR	640	139
Malaysia Government Investment Issue, (Malaysia),
Series 119, 4.13%, 07/09/2029	MYR	5,810	1,326
Series 120, 3.42%, 09/30/2027	MYR	3,270	730
Series 121, 3.45%, 07/15/2036	MYR	5,000	1,068
Series 122, 4.19%, 10/07/2032	MYR	2,140	491
Series 124, 4.28%, 03/23/2054	MYR	2,000	453
Series 222, 5.36%, 05/15/2052	MYR	1,020	271
Series 223, 4.29%, 08/14/2043	MYR	5,200	1,193
Series 417, 4.90%, 05/08/2047	MYR	271	67
Series 617, 4.72%, 06/15/2033	MYR	505	120
Series 619, 4.12%, 11/30/2034	MYR	15,000	3,431
Metropolitano de Lisboa EPE, (Portugal),
4.80%, 12/07/2027	EUR	800	881
7.30%, 12/23/2025	EUR	500	539
Mexican Bonos, (Mexico),
Series M, 7.50%, 06/03/2027	MXN	17,000	774
Series M, 7.75%, 05/29/2031	MXN	12,000	512
Series M, 7.75%, 11/13/2042	MXN	2,000	74
Series M, 8.00%, 11/07/2047	MXN	5,000	184

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series M, 8.50%, 05/31/2029	MXN	1,000	45
Series M, 8.50%, 11/18/2038	MXN	2,000	82
Series M, 10.00%, 11/20/2036	MXN	3,000	140
Mexico Government International Bond, (Mexico),
1.13%, 01/17/2030	EUR	1,200	1,089
1.45%, 10/25/2033	EUR	7,000	5,666
1.63%, 04/08/2026	EUR	200	203
1.75%, 04/17/2028	EUR	2,000	1,968
3.00%, 03/06/2045	EUR	825	637
Reg. S, 3.38%, 02/23/2031	EUR	3,000	3,006
3.50%, 02/12/2034		200	159
Reg. S, 4.00%, 03/15/2115	EUR	3,500	2,609
4.49%, 05/25/2032	EUR	4,900	5,140
Reg. S, 5.63%, 03/19/2114	GBP	800	704
5.75%, 10/12/2110		80	61
Ministeries Van de Vlaamse Gemeenschap, (Belgium),
Reg. S, 0.30%, 10/20/2031	EUR	900	781
Reg. S, 1.00%, 01/23/2051	EUR	100	58
Reg. S, 1.38%, 11/21/2033	EUR	500	449
Reg. S, 1.50%, 07/12/2038	EUR	100	83
Reg. S, 1.50%, 04/11/2044	EUR	100	74
Reg. S, 2.75%, 10/22/2029	EUR	1,500	1,555
Reg. S, 3.00%, 10/12/2032	EUR	100	103
Reg. S, 3.13%, 06/22/2034	EUR	2,200	2,280
Reg. S, 3.25%, 01/12/2043	EUR	600	596
Reg. S, 3.50%, 06/22/2045	EUR	1,300	1,333
Reg. S, 4.00%, 09/26/2042	EUR	300	329
Municipal Finance Authority of British Columbia, (Canada),
1.10%, 06/01/2025	CAD	200	138
2.55%, 10/09/2029	CAD	300	202
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, (Netherlands), Reg. S, 3.00%, 10/25/2027	EUR	400	423
Nederlandse Waterschapsbank NV, (Netherlands),
Reg. S, 0.00%, 09/08/2031	EUR	930	808
Reg. S, 0.00%, 02/16/2037	EUR	850	614
Reg. S, 0.05%, 01/28/2030	EUR	374	341
Reg. S, 0.13%, 05/28/2027	EUR	400	393
Reg. S, 0.25%, 01/19/2032	EUR	600	524
Reg. S, 0.38%, 09/28/2046	EUR	269	156
Reg. S, 0.63%, 01/18/2027	EUR	1,000	1,002
Reg. S, 0.63%, 02/06/2029	EUR	1,500	1,438
Reg. S, 0.75%, 10/04/2041	EUR	200	141
Reg. S, 1.00%, 03/01/2028	EUR	300	297
Reg. S, 1.25%, 06/07/2032	EUR	670	625
Reg. S, 1.25%, 05/27/2036	EUR	810	701
Reg. S, 1.50%, 04/27/2038	EUR	940	812
Reg. S, 1.50%, 06/15/2039	EUR	160	135
Reg. S, 2.50%, 09/13/2027	EUR	200	208

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	113

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 2.63%, 01/10/2034	EUR	600	611
Reg. S, 2.75%, 12/17/2029	EUR	1,000	1,045
Reg. S, 3.00%, 06/05/2031	EUR	400	423
Reg. S, 3.00%, 04/20/2033	EUR	790	833
5.20%, 03/31/2025	CAD	1,000	699
Netherlands Government Bond, (Netherlands),
Reg. S, 0.00%, 01/15/2027 (e)	EUR	6,290	6,248
Reg. S, 0.00%, 01/15/2029 (e)	EUR	4,670	4,423
Reg. S, 0.00%, 07/15/2030 (e)	EUR	2,184	1,992
Reg. S, 0.00%, 07/15/2031 (e)	EUR	2,477	2,199
Reg. S, 0.00%, 01/15/2038 (e)	EUR	3,122	2,272
Reg. S, 0.00%, 01/15/2052 (e)	EUR	5,624	2,882
Reg. S, 0.25%, 07/15/2029 (e)	EUR	5,649	5,349
Reg. S, 0.50%, 07/15/2026 (e)	EUR	8,050	8,140
Reg. S, 0.50%, 07/15/2032 (e)	EUR	2,160	1,939
Reg. S, 0.50%, 01/15/2040 (e)	EUR	4,920	3,718
Reg. S, 0.75%, 07/15/2027 (e)	EUR	8,923	8,932
Reg. S, 0.75%, 07/15/2028 (e)	EUR	2,880	2,839
Reg. S, 2.00%, 01/15/2054 (e)	EUR	4,955	4,412
Reg. S, 2.50%, 01/15/2030 (e)	EUR	3,320	3,471
Reg. S, 2.50%, 01/15/2033 (e)	EUR	7,568	7,850
Reg. S, 2.50%, 07/15/2033 (e)	EUR	2,259	2,335
Reg. S, 2.50%, 07/15/2034 (e)	EUR	5,960	6,126
Reg. S, 2.75%, 01/15/2047 (e)	EUR	6,697	6,989
Reg. S, 3.25%, 01/15/2044 (e)	EUR	1,900	2,113
Reg. S, 3.75%, 01/15/2042 (e)	EUR	5,842	6,868
Reg. S, 4.00%, 01/15/2037 (e)	EUR	3,984	4,685
Reg. S, 5.50%, 01/15/2028 (e)	EUR	1,366	1,552
New South Wales Treasury Corp., (Australia),
1.25%, 11/20/2030	AUD	880	457
Reg. S, 1.75%, 03/20/2034	AUD	2,040	960
Reg. S, 2.00%, 03/20/2031	AUD	1,310	701
Reg. S, 2.00%, 03/08/2033	AUD	3,840	1,922
2.25%, 05/07/2041	AUD	400	162
Reg. S, 2.50%, 11/22/2032	AUD	50	26
Reg. S, 3.00%, 03/20/2028	AUD	1,700	1,018
Reg. S, 3.00%, 02/20/2030	AUD	3,960	2,302
Reg. S, 4.25%, 02/20/2036	AUD	1,560	888
Reg. S, 4.75%, 02/20/2035	AUD	1,820	1,096
Reg. S, 4.75%, 02/20/2037	AUD	400	236
Series 27, Reg. S, 3.00%, 05/20/2027	AUD	1,970	1,191
New Zealand Government Bond, (New Zealand),
Series 427, Reg. S, 4.50%, 04/15/2027	NZD	2,740	1,565
Series 429, 3.00%, 04/20/2029	NZD	1,630	885
Series 433, Reg. S, 3.50%, 04/14/2033	NZD	40	21
Series 528, 0.25%, 05/15/2028	NZD	880	440
Series 530, 4.50%, 05/15/2030	NZD	1,260	725
Series 531, 1.50%, 05/15/2031	NZD	2,250	1,078
Series 532, 2.00%, 05/15/2032	NZD	2,420	1,164
Series 534, 4.25%, 05/15/2034	NZD	1,450	800
Series 535, 4.50%, 05/15/2035	NZD	1,990	1,112

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 536, 4.25%, 05/15/2036	NZD	1,110	601
Series 541, 1.75%, 05/15/2041	NZD	1,380	500
Series 551, 2.75%, 05/15/2051	NZD	760	281
Series 554, 5.00%, 05/15/2054	NZD	430	236
New Zealand Local Government Funding Agency Bond, (New Zealand),
Reg. S, 1.50%, 04/20/2029	NZD	2,000	1,005
Reg. S, 2.00%, 04/15/2037	NZD	250	100
3.50%, 04/14/2033	NZD	2,100	1,073
Niedersachsen Invest GmbH, (Germany), Reg. S, 0.25%, 07/16/2035	EUR	400	325
Northern Territory Treasury Corp., (Australia),
Reg. S, 2.00%, 04/21/2031	AUD	300	158
Reg. S, 5.25%, 03/21/2034	AUD	800	493
Norway Government Bond, (Norway),
Series 478, Reg. S, 1.50%, 02/19/2026 (e)	NOK	4,500	384
Series 479, Reg. S, 1.75%, 02/17/2027 (e)	NOK	17,520	1,474
Series 480, Reg. S, 2.00%, 04/26/2028 (e)	NOK	16,060	1,333
Series 481, Reg. S, 1.75%, 09/06/2029 (e)	NOK	27,410	2,198
Series 482, Reg. S, 1.38%, 08/19/2030 (e)	NOK	7,050	543
Series 483, Reg. S, 1.25%, 09/17/2031 (e)	NOK	18,344	1,369
Series 484, Reg. S, 2.13%, 05/18/2032 (e)	NOK	23,187	1,814
Series 485, Reg. S, 3.50%, 10/06/2042 (e)	NOK	3,780	315
Series 486, Reg. S, 3.00%, 08/15/2033 (e)	NOK	6,100	503
Series 487, Reg. S, 3.63%, 04/13/2034 (e)	NOK	22,100	1,905
Series 488, Reg. S, 3.63%, 05/31/2039 (e)	NOK	5,350	455
OMERS Finance Trust, (Canada),
0.45%, 05/13/2025 (e)	EUR	250	257
Reg. S, 0.45%, 05/13/2025	EUR	3,200	3,287
Reg. S, 2.60%, 05/14/2029	CAD	500	338
Reg. S, 3.13%, 01/25/2029	EUR	500	526
Ontario Electricity Financial Corp., (Canada), Series 40, Zero Coupon, 04/11/2031	CAD	1,500	833
Ontario Teachers’ Finance Trust, (Canada),
Reg. S, 0.10%, 05/19/2028	EUR	100	95
Reg. S, 0.50%, 05/06/2025	EUR	1,700	1,748
Reg. S, 0.90%, 05/20/2041	EUR	1,650	1,190
Reg. S, 3.30%, 10/05/2029	EUR	800	848
Panama Government International Bond, (Panama), 6.70%, 01/26/2036		100	93

SEE NOTES TO FINANCIAL STATEMENTS.

114	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Perusahaan Penerbit SBSN Indonesia, (Indonesia),
6.38%, 03/15/2034	IDR	5,000,000	302
6.88%, 03/15/2036	IDR	5,968,000	373
Peruvian Government International Bond, (Peru),
1.25%, 03/11/2033	EUR	2,000	1,681
Reg. S, 1.95%, 11/17/2036	EUR	1,000	822
Reg. S, 2.75%, 01/30/2026	EUR	825	850
2.78%, 01/23/2031		110	94
3.00%, 01/15/2034		60	48
3.23%, 07/28/2121		5	3
3.55%, 03/10/2051		5	3
Reg. S, 6.90%, 08/12/2037	PEN	1,000	264
Philippine Government International Bond, (Philippines), 1.75%, 04/28/2041	EUR	1,000	744
Portugal Obrigacoes do Tesouro OT, (Portugal),
Reg. S, 0.30%, 10/17/2031 (e)	EUR	4,352	3,896
Reg. S, 0.48%, 10/18/2030 (e)	EUR	4,242	3,951
Reg. S, 0.70%, 10/15/2027 (e)	EUR	2,825	2,816
Reg. S, 0.90%, 10/12/2035 (e)	EUR	3,221	2,717
Reg. S, 1.00%, 04/12/2052 (e)	EUR	1,370	828
Reg. S, 1.15%, 04/11/2042 (e)	EUR	2,185	1,645
Reg. S, 1.65%, 07/16/2032 (e)	EUR	1,210	1,175
Reg. S, 1.95%, 06/15/2029 (e)	EUR	2,553	2,611
Reg. S, 2.13%, 10/17/2028 (e)	EUR	3,647	3,769
Reg. S, 2.88%, 07/21/2026 (e)	EUR	4,270	4,474
Reg. S, 3.50%, 06/18/2038 (e)	EUR	1,990	2,151
Reg. S, 3.88%, 02/15/2030 (e)	EUR	1,020	1,136
Reg. S, 4.10%, 04/15/2037 (e)	EUR	837	961
Reg. S, 4.10%, 02/15/2045 (e)	EUR	2,250	2,595
Reg. S, 4.13%, 04/14/2027 (e)	EUR	1,480	1,603
Series 11Y, Reg. S, 2.88%, 10/20/2034 (e)	EUR	1,570	1,629
Series 15Y, Reg. S, 2.25%, 04/18/2034 (e)	EUR	4,656	4,618
Series 30Y, Reg. S, 3.63%, 06/12/2054 (e)	EUR	1,010	1,079
Province of Alberta Canada, (Canada), Reg. S, 1.40%, 02/20/2029	SEK	2,000	167
Province of British Columbia Canada, (Canada),
2.80%, 06/18/2048	CAD	400	218
7.25%, 09/01/2036		300	354
Province of Manitoba Canada, (Canada), 2.05%, 09/05/2052	CAD	100	44
Province of Nova Scotia Canada, (Canada),
3.15%, 12/01/2051	CAD	100	57
3.45%, 06/01/2045	CAD	200	122
Province of Ontario Canada, (Canada),
Reg. S, 0.01%, 11/25/2030	EUR	3,000	2,640

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 0.25%, 12/15/2026	GBP	1,900	2,188
Reg. S, 0.25%, 06/09/2031	EUR	3,000	2,637
Reg. S, 0.38%, 04/08/2027	EUR	1,500	1,482
5.60%, 06/02/2035	CAD	300	239
Province of Quebec Canada, (Canada),
Reg. S, 0.00%, 10/15/2029	EUR	1,000	912
Reg. S, 0.50%, 01/25/2032	EUR	3,000	2,641
Reg. S, 0.88%, 05/04/2027	EUR	3,500	3,494
Reg. S, 0.88%, 07/05/2028	EUR	1,025	1,001
3.50%, 12/01/2045	CAD	200	124
4.50%, 09/08/2033		610	593
Series PD, 7.50%, 09/15/2029		100	112
Province of Saskatchewan Canada, (Canada), 3.30%, 06/02/2048	CAD	400	240
PSP Capital, Inc., (Canada), 3.25%, 07/02/2034 (e)	EUR	2,600	2,729
Queensland Treasury Corp., (Australia),
Reg. S, 1.50%, 08/20/2032 (e)	AUD	1,000	490
Reg. S, 1.75%, 08/21/2031 (e)	AUD	2,170	1,126
Reg. S, 1.75%, 07/20/2034 (e)	AUD	2,660	1,234
Reg. S, 2.00%, 08/22/2033 (e)	AUD	70	34
Reg. S, 2.50%, 03/06/2029 (e)	AUD	570	330
Reg. S, 3.25%, 08/21/2029 (e)	AUD	2,970	1,760
Reg. S, 3.50%, 08/21/2030 (e)	AUD	1,000	591
Reg. S, 4.50%, 03/09/2033 (e)	AUD	1,680	1,017
Reg. S, 4.75%, 02/02/2034 (e)	AUD	770	469
Reg. S, 5.25%, 07/21/2036 (e)	AUD	1,040	642
Series 26, Reg. S, 3.25%, 07/21/2026 (e)	AUD	2,090	1,278
Series 27, Reg. S, 2.75%, 08/20/2027 (e)	AUD	400	240
Regiao Autonoma Madeira, (Portugal), 0.94%, 05/29/2032	EUR	1,200	1,080
Regie Autonome des Transports Parisiens EPIC, (France),
Reg. S, 0.35%, 06/20/2029	EUR	500	463
Reg. S, 0.40%, 12/19/2036	EUR	913	775
Reg. S, 0.88%, 05/25/2027	EUR	100	100
Reg. S, 1.88%, 05/25/2032	EUR	100	94
Reg. S, 3.25%, 04/11/2033	EUR	100	103
Reg. S, 3.25%, 05/25/2034	EUR	200	205
Region of Ile de France, (France),
Reg. S, 0.00%, 04/20/2028	EUR	200	189
Reg. S, 0.63%, 04/23/2027	EUR	200	198
Reg. S, 2.23%, 07/19/2032	EUR	200	193
Reg. S, 2.90%, 04/30/2031	EUR	100	102
Region of Lazio Italy, (Italy), Reg. S, 3.09%, 03/31/2043	EUR	160	151
Region Wallonne Belgium, (Belgium),
Reg. S, 0.25%, 05/03/2026	EUR	300	301
Reg. S, 0.38%, 10/22/2031	EUR	100	87
Reg. S, 0.50%, 06/22/2037	EUR	100	72
Reg. S, 1.05%, 06/22/2040	EUR	100	72
Reg. S, 1.25%, 05/03/2034	EUR	200	173

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	115

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 1.38%, 04/06/2032	EUR	200	184
Reg. S, 2.88%, 01/14/2038	EUR	600	579
Reg. S, 3.00%, 12/06/2030	EUR	2,000	2,076
Reg. S, 3.25%, 06/22/2033	EUR	400	414
Reg. S, 3.50%, 03/15/2043	EUR	400	400
Reg. S, 3.75%, 04/22/2039	EUR	400	422
Reg. S, 3.90%, 06/22/2054	EUR	300	310
Republic of Austria Government Bond, (Austria),
Reg. S, 0.00%, 10/20/2028 (e)	EUR	990	939
Reg. S, 0.00%, 02/20/2030 (e)	EUR	1,768	1,615
Reg. S, 0.00%, 02/20/2031 (e)	EUR	6,234	5,531
Reg. S, 0.00%, 10/20/2040 (e)	EUR	1,410	917
Reg. S, 0.25%, 10/20/2036 (e)	EUR	6,030	4,594
Reg. S, 0.50%, 04/20/2027 (e)	EUR	6,550	6,526
Reg. S, 0.50%, 02/20/2029 (e)	EUR	4,699	4,513
Reg. S, 0.70%, 04/20/2071 (e)	EUR	2,331	1,115
Reg. S, 0.75%, 10/20/2026 (e)	EUR	7,690	7,767
Reg. S, 0.75%, 02/20/2028 (e)	EUR	2,740	2,708
Reg. S, 0.75%, 03/20/2051 (e)	EUR	4,002	2,474
Reg. S, 0.85%, 06/30/2120 (e)	EUR	1,010	447
Reg. S, 0.90%, 02/20/2032 (e)	EUR	5,670	5,215
Reg. S, 1.50%, 02/20/2047 (e)	EUR	3,225	2,534
Reg. S, 1.50%, 11/02/2086 (e)	EUR	1,170	737
Reg. S, 1.85%, 05/23/2049 (e)	EUR	1,530	1,275
Reg. S, 2.00%, 07/15/2026 (e)	EUR	1,900	1,962
Reg. S, 2.10%, 09/20/2117 (e)	EUR	1,656	1,308
Reg. S, 2.40%, 05/23/2034 (e)	EUR	2,173	2,183
Reg. S, 2.50%, 10/20/2029 (e)	EUR	740	769
Reg. S, 2.90%, 05/23/2029 (e)	EUR	3,770	3,987
Reg. S, 2.90%, 02/20/2033 (e)	EUR	3,790	3,979
Reg. S, 2.90%, 02/20/2034 (e)	EUR	3,470	3,629
Reg. S, 3.15%, 06/20/2044 (e)	EUR	1,918	2,013
Reg. S, 3.15%, 10/20/2053 (e)	EUR	1,850	1,940
Reg. S, 3.20%, 07/15/2039 (e)	EUR	1,070	1,135
Reg. S, 3.45%, 10/20/2030 (e)	EUR	4,480	4,868
Reg. S, 3.80%, 01/26/2062 (e)	EUR	1,580	1,908
Reg. S, 4.15%, 03/15/2037 (e)	EUR	3,035	3,534
Reg. S, 4.85%, 03/15/2026 (e)	EUR	461	492
Reg. S, 6.25%, 07/15/2027	EUR	783	889
Republic of Austria Government International Bond, (Austria), Reg. S, 5.38%, 12/01/2034 (e)	CAD	200	153
Republic of Italy Government International Bond, (Italy),
1.25%, 02/17/2026		2,000	1,923
2.88%, 10/17/2029		200	181
3.88%, 05/06/2051		1,300	889
Reg. S, (ICE EURIBOR Swap Rate 30 Year + 0.00%), 4.25%, 06/28/2029 (aa)	EUR	1,000	1,083
5.20%, 07/31/2034	EUR	200	231
Reg. S, 6.00%, 08/04/2028	GBP	1,050	1,336

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Republic of Poland Government Bond, (Poland),
Series 426, Zero Coupon, 04/25/2026	PLN	23,200	5,275
Series 428, 2.75%, 04/25/2028	PLN	28,410	6,355
Series 429, 5.75%, 04/25/2029	PLN	4,630	1,131
Series 432, 1.75%, 04/25/2032	PLN	19,723	3,667
Series 447, 4.00%, 04/25/2047	PLN	1,523	291
Series 527, 3.75%, 05/25/2027	PLN	10,290	2,415
Series 726, 2.50%, 07/25/2026	PLN	4,870	1,134
Series 727, 2.50%, 07/25/2027	PLN	8,450	1,917
Series 728, 7.50%, 07/25/2028	PLN	14,080	3,638
Series 729, 4.75%, 07/25/2029	PLN	12,430	2,913
Series 1026, 0.25%, 10/25/2026	PLN	6,040	1,342
Series 1029, 2.75%, 10/25/2029	PLN	15,653	3,363
Series 1030, 1.25%, 10/25/2030	PLN	30,943	5,921
Series 1033, 6.00%, 10/25/2033	PLN	6,530	1,600
Series 1034, 5.00%, 10/25/2034	PLN	9,620	2,184
Republic of Poland Government International Bond, (Poland),
Reg. S, 0.00%, 02/10/2025	EUR	160	165
Reg. S, 0.88%, 05/10/2027	EUR	1,900	1,893
Reg. S, 1.13%, 08/07/2026	EUR	1,825	1,846
Reg. S, 1.38%, 10/22/2027	EUR	6,000	6,026
Reg. S, 2.00%, 03/08/2049	EUR	53	40
Reg. S, 2.38%, 01/18/2036	EUR	1,000	929
Reg. S, 2.75%, 05/25/2032	EUR	3,000	3,027
Romania Government Bond, (Romania),
Series 4Y, 7.20%, 05/31/2027	RON	4,070	847
Series 5Y, 3.25%, 06/24/2026	RON	11,015	2,172
Series 5Y, 4.25%, 04/28/2036	RON	1,215	192
Series 5Y, 6.30%, 04/25/2029	RON	8,160	1,639
Series 6Y, 8.75%, 10/30/2028	RON	5,850	1,276
Series 7Y, 2.50%, 10/25/2027	RON	6,350	1,168
Series 7Y, 8.00%, 04/29/2030	RON	8,510	1,821
Series 8Y, 4.15%, 01/26/2028	RON	1,930	367
Series 8Y, 7.35%, 04/28/2031	RON	7,030	1,460
Series 10YR, 4.15%, 10/24/2030	RON	6,005	1,067
Series 10Y, 6.70%, 02/25/2032	RON	8,530	1,708
Series 10Y, 8.25%, 09/29/2032	RON	5,080	1,108
Series 11Y, 6.75%, 04/25/2035	RON	4,610	910
Series 11Y, 7.10%, 07/31/2034	RON	6,060	1,232
Series 15Y, 7.90%, 02/24/2038	RON	3,710	797
Romanian Government International Bond, (Romania),
Reg. S, 1.38%, 12/02/2029	EUR	2,000	1,770
Reg. S, 1.75%, 07/13/2030	EUR	1,000	866
Reg. S, 2.00%, 04/14/2033	EUR	1,500	1,180
Reg. S, 2.12%, 07/16/2031	EUR	3,000	2,571
Reg. S, 2.63%, 12/02/2040	EUR	1,000	660
Reg. S, 2.75%, 02/26/2026	EUR	15	15
Reg. S, 2.75%, 04/14/2041	EUR	800	536
Reg. S, 2.88%, 04/13/2042	EUR	1,000	671
Reg. S, 3.38%, 02/08/2038	EUR	1,425	1,115
Reg. S, 3.38%, 01/28/2050	EUR	1,265	852
Reg. S, 3.62%, 05/26/2030	EUR	1,875	1,821

SEE NOTES TO FINANCIAL STATEMENTS.

116	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 3.75%, 02/07/2034	EUR	1,000	886
Reg. S, 3.88%, 10/29/2035	EUR	5,000	4,282
Reg. S, 4.63%, 04/03/2049	EUR	2,000	1,677
Reg. S, 5.00%, 09/27/2026	EUR	1,000	1,059
Reg. S, 5.13%, 09/24/2031	EUR	10,000	10,121
Reg. S, 6.63%, 09/27/2029	EUR	2,000	2,231
Saechsische Aufbaubank-Foerderbank, (Germany), Reg. S, 2.75%, 03/20/2031	EUR	200	209
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 2.00%, 07/09/2039	EUR	1,200	970
5.75%, 01/16/2054 (e)		2,645	2,469
SFIL SA, (France),
Reg. S, 0.00%, 11/23/2028	EUR	200	186
Reg. S, 0.05%, 06/04/2029	EUR	1,800	1,650
Reg. S, 1.50%, 03/05/2032	EUR	500	463
Reg. S, 2.88%, 01/18/2028	EUR	1,600	1,665
Reg. S, 2.88%, 01/22/2031	EUR	400	411
Reg. S, 3.25%, 11/25/2030	EUR	200	210
Reg. S, 3.25%, 10/05/2032	EUR	200	207
Singapore Government Bond, (Singapore), 1.25%, 11/01/2026	SGD	1,370	977
1.63%, 07/01/2031	SGD	1,010	686
1.88%, 03/01/2050	SGD	1,083	661
1.88%, 10/01/2051	SGD	1,000	604
2.13%, 06/01/2026	SGD	2,134	1,547
2.38%, 07/01/2039	SGD	2,490	1,703
2.63%, 08/01/2032	SGD	1,400	1,007
2.75%, 04/01/2042	SGD	690	500
2.75%, 03/01/2046	SGD	1,130	816
2.88%, 09/01/2027	SGD	1,230	904
2.88%, 08/01/2028	SGD	2,240	1,647
2.88%, 07/01/2029	SGD	150	110
2.88%, 09/01/2030	SGD	2,215	1,626
3.00%, 04/01/2029	SGD	1,720	1,274
Reg. S, 3.00%, 08/01/2072	SGD	740	568
Reg. S, 3.25%, 06/01/2054	SGD	260	206
3.38%, 09/01/2033	SGD	340	259
3.38%, 05/01/2034	SGD	1,650	1,258
Slovakia Government Bond, (Slovakia),
Series 227, Reg. S, 3.63%, 01/16/2029	EUR	470	506
Series 229, Reg. S, 1.63%, 01/21/2031	EUR	1,200	1,158
Series 231, 0.63%, 05/22/2026	EUR	860	868
Series 232, Reg. S, 1.88%, 03/09/2037	EUR	160	138
Series 233, Reg. S, 2.00%, 10/17/2047	EUR	460	340
Series 234, Reg. S, 1.00%, 06/12/2028	EUR	700	689
Series 235, Reg. S, 2.25%, 06/12/2068	EUR	399	275
Series 236, Reg. S, 0.75%, 04/09/2030	EUR	420	393
Series 239, Reg. S, 1.00%, 05/14/2032	EUR	718	648
Series 241, Reg. S, 0.13%, 06/17/2027	EUR	1,362	1,333
Series 242, Reg. S, 0.38%, 04/21/2036	EUR	379	278
Series 243, Reg. S, 1.00%, 10/13/2051	EUR	280	151
Series 244, Reg. S, 4.00%, 10/19/2032	EUR	2,090	2,304
Series 245, Reg. S, 3.75%, 02/23/2035	EUR	2,260	2,401

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 246, Reg. S, 4.00%, 02/23/2043	EUR	600	627
Series 247, Reg. S, 3.63%, 06/08/2033	EUR	2,745	2,924
Series 250, Reg. S, 3.75%, 03/06/2034	EUR	1,360	1,448
Series 251, Reg. S, 3.00%, 11/06/2031	EUR	660	685
Slovenia Government Bond, (Slovenia),
Series RS70, Reg. S, 5.13%, 03/30/2026	EUR	470	504
Series RS74, Reg. S, 1.50%, 03/25/2035	EUR	940	844
Series RS76, Reg. S, 3.13%, 08/07/2045	EUR	290	287
Series RS77, Reg. S, 2.25%, 03/03/2032	EUR	2,470	2,472
Series RS78, Reg. S, 1.75%, 11/03/2040	EUR	612	517
Series RS80, Reg. S, 1.00%, 03/06/2028	EUR	500	499
Series RS81, Reg. S, 1.19%, 03/14/2029	EUR	420	416
Series RS82, Reg. S, 0.28%, 01/14/2030	EUR	586	544
Series RS84, Reg. S, 0.88%, 07/15/2030	EUR	190	180
Series RS85, Reg. S, 0.49%, 10/20/2050	EUR	450	233
Series RS86, Reg. S, 0.00%, 02/12/2031	EUR	800	706
Series RS87, Reg. S, 0.69%, 03/03/2081	EUR	121	48
Series RS91, Reg. S, 3.63%, 03/11/2033	EUR	760	831
Series RS93, Reg. S, 3.00%, 03/10/2034	EUR	1,510	1,560
Slovenia Government International Bond, (Slovenia), Reg. S, 5.00%, 09/19/2033		1,000	988
SNCF Reseau, (France),
Reg. S, 0.75%, 05/25/2036	EUR	300	229
Reg. S, 0.88%, 01/22/2029	EUR	200	191
Reg. S, 1.00%, 11/09/2031	EUR	300	270
Reg. S, 1.13%, 05/19/2027	EUR	700	701
Reg. S, 1.13%, 05/25/2030	EUR	500	470
Reg. S, 1.50%, 05/29/2037	EUR	300	245
Reg. S, 2.00%, 11/12/2026	CHF	300	340
Reg. S, 2.00%, 02/05/2048	EUR	100	72
Reg. S, 2.25%, 12/20/2047	EUR	400	308
Reg. S, 3.13%, 10/25/2028	EUR	1,000	1,046
Reg. S, 4.25%, 10/07/2026	EUR	600	640
4.70%, 06/01/2035	CAD	100	73
Reg. S, 4.83%, 03/25/2060	GBP	2,000	2,147
Reg. S, 5.00%, 10/10/2033	EUR	2,000	2,319
Reg. S, 5.00%, 03/11/2052	GBP	145	162
Reg. S, 5.25%, 12/07/2028	GBP	300	382
Societe Des Grands Projets EPIC, (France),
Reg. S, 0.00%, 11/25/2030	EUR	1,700	1,482

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	117

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 0.30%, 11/25/2031	EUR	1,000	859
Reg. S, 0.30%, 09/02/2036	EUR	200	144
Reg. S, 0.70%, 10/15/2060	EUR	300	120
Reg. S, 0.88%, 05/10/2046	EUR	900	543
Reg. S, 1.00%, 11/26/2051	EUR	200	110
Reg. S, 1.13%, 10/22/2028	EUR	700	683
Reg. S, 1.13%, 05/25/2034	EUR	200	170
Reg. S, 1.70%, 05/25/2050	EUR	300	205
Reg. S, 3.38%, 05/25/2045	EUR	700	686
Reg. S, 3.50%, 05/25/2043	EUR	400	400
Reg. S, 3.50%, 06/25/2049	EUR	800	790
Reg. S, 3.70%, 05/25/2053	EUR	1,300	1,306
Societe Nationale SNCF SACA, (France),
Reg. S, 0.63%, 04/17/2030	EUR	1,500	1,375
Reg. S, 1.00%, 05/25/2040	EUR	100	70
Reg. S, 1.00%, 01/19/2061	EUR	100	42
Reg. S, 1.50%, 02/02/2029	EUR	300	294
Reg. S, 3.13%, 05/25/2034	EUR	700	709
Reg. S, 3.38%, 05/25/2033	EUR	600	625
Reg. S, 5.38%, 03/18/2027	GBP	400	504
South Australian Government Financing Authority, (Australia),
Reg. S, 1.75%, 05/24/2032	AUD	670	337
Reg. S, 1.75%, 05/24/2034	AUD	1,000	467
Reg. S, 2.00%, 05/23/2036	AUD	89	40
Reg. S, 2.75%, 05/24/2030	AUD	500	285
Reg. S, 4.00%, 05/24/2029	AUD	1,000	613
Reg. S, 4.50%, 05/23/2031	AUD	400	247
Reg. S, 4.75%, 05/24/2038	AUD	400	233
Spain Government Bond, (Spain),
0.00%, 01/31/2026	EUR	3,200	3,238
0.00%, 01/31/2027	EUR	9,890	9,776
Reg. S, 0.00%, 01/31/2028 (e)	EUR	3,878	3,735
Reg. S, 0.10%, 04/30/2031 (e)	EUR	9,780	8,616
Reg. S, 0.50%, 04/30/2030 (e)	EUR	6,473	6,017
Reg. S, 0.50%, 10/31/2031 (e)	EUR	5,188	4,635
Reg. S, 0.60%, 10/31/2029 (e)	EUR	9,720	9,190
Reg. S, 0.70%, 04/30/2032 (e)	EUR	12,030	10,740
Reg. S, 0.80%, 07/30/2027 (e)	EUR	5,661	5,640
0.80%, 07/30/2029	EUR	8,100	7,770
Reg. S, 0.85%, 07/30/2037 (e)	EUR	4,833	3,768
Reg. S, 1.00%, 07/30/2042 (e)	EUR	4,893	3,443
Reg. S, 1.00%, 10/31/2050 (e)	EUR	4,860	2,874
Reg. S, 1.20%, 10/31/2040 (e)	EUR	6,061	4,573
Reg. S, 1.25%, 10/31/2030 (e)	EUR	5,368	5,142
Reg. S, 1.30%, 10/31/2026 (e)	EUR	11,551	11,777
Reg. S, 1.40%, 04/30/2028 (e)	EUR	11,036	11,073
Reg. S, 1.40%, 07/30/2028 (e)	EUR	20,131	20,145
Reg. S, 1.45%, 10/31/2027 (e)	EUR	4,440	4,488
Reg. S, 1.45%, 04/30/2029 (e)	EUR	7,070	7,017
Reg. S, 1.45%, 10/31/2071 (e)	EUR	2,589	1,365
Reg. S, 1.50%, 04/30/2027 (e)	EUR	5,615	5,718
Reg. S, 1.85%, 07/30/2035 (e)	EUR	10,063	9,256
Reg. S, 1.90%, 10/31/2052 (e)	EUR	7,442	5,394

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 1.95%, 04/30/2026 (e)	EUR	2,228	2,301
Reg. S, 1.95%, 07/30/2030 (e)	EUR	11,374	11,389
Reg. S, 2.15%, 10/31/2025 (e)	EUR	4,615	4,772
Reg. S, 2.35%, 07/30/2033 (e)	EUR	6,401	6,344
2.50%, 05/31/2027	EUR	8,130	8,453
Reg. S, 2.55%, 10/31/2032 (e)	EUR	3,290	3,336
2.80%, 05/31/2026	EUR	5,540	5,781
Reg. S, 2.90%, 10/31/2046 (e)	EUR	8,303	7,795
3.10%, 07/30/2031	EUR	3,725	3,941
Reg. S, 3.15%, 04/30/2033 (e)	EUR	4,020	4,236
Reg. S, 3.25%, 04/30/2034 (e)	EUR	10,700	11,285
Reg. S, 3.45%, 10/31/2034 (e)	EUR	4,860	5,196
Reg. S, 3.45%, 07/30/2043 (e)	EUR	4,333	4,427
Reg. S, 3.45%, 07/30/2066 (e)	EUR	4,740	4,606
3.50%, 05/31/2029	EUR	7,550	8,139
Reg. S, 3.55%, 10/31/2033 (e)	EUR	5,755	6,224
Reg. S, 3.90%, 07/30/2039 (e)	EUR	7,530	8,251
Reg. S, 4.00%, 10/31/2054 (e)	EUR	2,790	3,045
Reg. S, 4.20%, 01/31/2037 (e)	EUR	9,553	10,867
Reg. S, 4.70%, 07/30/2041 (e)	EUR	6,884	8,255
Reg. S, 4.90%, 07/30/2040 (e)	EUR	2,339	2,851
Reg. S, 5.15%, 10/31/2028 (e)	EUR	3,906	4,441
Reg. S, 5.15%, 10/31/2044 (e)	EUR	4,751	6,048
5.75%, 07/30/2032	EUR	8,866	10,990
Reg. S, 5.90%, 07/30/2026 (e)	EUR	11,870	12,986
6.00%, 01/31/2029	EUR	2,430	2,863
Series 30Y, Reg. S, 2.70%, 10/31/2048 (e)	EUR	5,761	5,143
State of Brandenburg, (Germany),
Reg. S, 0.13%, 01/26/2046	EUR	259	145
Reg. S, 0.50%, 11/21/2039	EUR	180	130
Reg. S, 1.13%, 07/04/2033	EUR	200	183
Reg. S, 1.45%, 11/26/2038	EUR	530	451
Reg. S, 2.50%, 01/25/2029	EUR	400	415
2.50%, 12/03/2030	EUR	1,000	1,031
Reg. S, 2.88%, 05/23/2034	EUR	500	524
Reg. S, 3.00%, 02/27/2032	EUR	200	212
State of Bremen, (Germany),
Series 215, Reg. S, 1.20%, 01/30/2034	EUR	40	36
Series 217, Reg. S, 1.00%, 05/27/2039	EUR	200	158
Series 224, Reg. S, 0.40%, 08/20/2049	EUR	30	17
Series 232, Reg. S, 0.55%, 02/04/2050	EUR	30	17
Series 241, Reg. S, 0.13%, 04/29/2030	EUR	100	91
Series 247, Reg. S, 0.15%, 09/14/2040	EUR	310	206
Series 250, Reg. S, 0.01%, 10/06/2028	EUR	640	605
Series 258, Reg. S, 0.50%, 05/06/2041	EUR	138	96
Series 265, Reg. S, 0.15%, 10/24/2031	EUR	200	176
Series 272, Reg. S, 3.00%, 03/02/2033	EUR	1,140	1,208
Series 274, Reg. S, 2.75%, 01/30/2032	EUR	1,310	1,371
Series 276, Reg. S, 2.88%, 07/18/2031	EUR	300	316
Series 277, Reg. S, 2.50%, 11/20/2029	EUR	200	207
State of Hesse, (Germany),
Reg. S, 0.13%, 10/10/2031	EUR	403	354
Reg. S, 1.75%, 07/05/2027	EUR	100	102

SEE NOTES TO FINANCIAL STATEMENTS.

118	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
2.50%, 10/01/2031	EUR	200	206
Reg. S, 2.63%, 09/10/2027	EUR	760	792
Reg. S, 2.63%, 08/25/2034	EUR	420	431
Reg. S, 2.75%, 01/10/2034	EUR	200	207
Reg. S, 2.88%, 03/12/2029	EUR	500	526
Reg. S, 3.13%, 03/10/2039	EUR	340	355
Reg. S, 3.25%, 10/05/2028	EUR	980	1,045
Series 1801, Reg. S, 0.63%, 08/02/2028	EUR	230	224
Series 1905, Reg. S, 0.00%, 09/10/2029	EUR	830	766
Series 2006, Reg. S, 0.01%, 03/11/2030	EUR	990	901
Series 2010, Reg. S, 0.00%, 11/08/2030	EUR	500	447
Series 2104, Reg. S, 0.00%, 07/19/2028	EUR	200	190
Series 2301, 2.88%, 01/10/2033	EUR	1,100	1,157
State of Lower Austria, (Austria),
Reg. S, 0.00%, 11/16/2035	EUR	300	227
3.13%, 10/30/2036	EUR	100	105
Reg. S, 3.63%, 10/04/2033	EUR	300	329
State of Lower Saxony, (Germany),
Reg. S, 0.00%, 02/11/2027	EUR	1,960	1,934
Reg. S, 0.01%, 01/10/2031	EUR	779	693
Reg. S, 0.05%, 03/09/2035	EUR	477	375
Reg. S, 0.13%, 01/09/2032	EUR	560	489
Reg. S, 0.38%, 05/14/2029	EUR	1,500	1,419
Reg. S, 1.50%, 10/17/2029	EUR	200	198
Reg. S, 2.63%, 03/18/2032	EUR	500	518
Reg. S, 2.75%, 02/17/2031	EUR	700	732
Series 879, Reg. S, 0.75%, 02/15/2028	EUR	400	394
Series 884, Reg. S, 0.88%, 10/25/2028	EUR	1,320	1,290
Series 889, Reg. S, 0.00%, 07/10/2026	EUR	500	500
Series 898, Reg. S, 0.01%, 08/13/2030	EUR	749	674
Series 908, Reg. S, 0.25%, 04/09/2029	EUR	700	660
Series 917, Reg. S, 2.63%, 01/09/2034	EUR	200	206
State of Mecklenburg-Western Pomerania, (Germany), 2.55%, 01/12/2032	EUR	200	207
Reg. S, 2.95%, 06/05/2034	EUR	100	105
State of North Rhine-Westphalia Germany, (Germany),
Reg. S, 0.00%, 01/15/2029	EUR	661	621
Reg. S, 0.13%, 06/04/2031	EUR	2,300	2,039
Reg. S, 0.20%, 03/31/2027	EUR	686	678
Reg. S, 0.20%, 04/09/2030	EUR	2,474	2,271
Reg. S, 0.20%, 01/27/2051	EUR	270	134
Reg. S, 0.38%, 09/02/2050	EUR	385	204
Reg. S, 0.50%, 11/25/2039	EUR	110	80
Reg. S, 0.60%, 06/04/2041	EUR	300	211
Reg. S, 0.75%, 08/16/2041	EUR	360	259
Reg. S, 0.80%, 07/30/2049	EUR	100	62
Reg. S, 0.90%, 11/15/2028	EUR	600	587
Reg. S, 0.95%, 03/13/2028	EUR	144	143

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 0.95%, 01/10/2121	EUR	945	433
Reg. S, 1.00%, 10/16/2046	EUR	1,360	935
Reg. S, 1.25%, 05/12/2036	EUR	1,400	1,220
Reg. S, 1.38%, 01/15/2120	EUR	1,044	553
Reg. S, 1.45%, 02/16/2043	EUR	100	79
Reg. S, 1.45%, 01/19/2122	EUR	500	282
Reg. S, 1.63%, 10/24/2030	EUR	1,000	983
Reg. S, 1.65%, 02/22/2038	EUR	480	426
Reg. S, 1.65%, 05/16/2047	EUR	220	174
Reg. S, 1.75%, 10/26/2057	EUR	172	126
Reg. S, 1.75%, 07/11/2068	EUR	104	74
Reg. S, 1.95%, 09/26/2078	EUR	254	186
Reg. S, 2.00%, 06/15/2032	EUR	450	445
Reg. S, 2.15%, 03/21/2119	EUR	376	285
Reg. S, 2.70%, 09/05/2034	EUR	300	309
Reg. S, 2.75%, 01/15/2032	EUR	930	970
Reg. S, 2.90%, 06/07/2033	EUR	1,690	1,773
Reg. S, 2.90%, 01/15/2053	EUR	390	381
Reg. S, 3.00%, 01/27/2028	EUR	400	422
Reg. S, 3.00%, 06/06/2029	EUR	300	318
Reg. S, 3.00%, 03/20/2054	EUR	200	198
Reg. S, 3.38%, 10/31/2028	EUR	500	536
Reg. S, 3.40%, 03/07/2073	EUR	2,210	2,468
Series 15YR, Reg. S, 0.00%, 10/12/2035	EUR	1,454	1,112
Series 15YR, Reg. S, 1.10%, 03/13/2034	EUR	240	216
Series 1250, Reg. S, 2.38%, 05/13/2033	EUR	1,050	1,061
Series 1409, Reg. S, 0.50%, 04/16/2026	EUR	980	992
Series 1416, Reg. S, 0.63%, 07/21/2031	EUR	1,000	913
Series 1439, Reg. S, 1.55%, 06/16/2048	EUR	2,800	2,148
State of Rhineland-Palatinate, (Germany),
Reg. S, 0.01%, 02/25/2028	EUR	500	481
Reg. S, 0.01%, 01/21/2031	EUR	410	365
Reg. S, 0.38%, 01/26/2027	EUR	220	219
Reg. S, 0.38%, 03/10/2051	EUR	200	107
Reg. S, 0.75%, 01/19/2026	EUR	725	738
Reg. S, 0.75%, 02/23/2032	EUR	490	447
2.75%, 02/23/2028	EUR	300	314
Reg. S, 2.75%, 07/25/2031	EUR	400	418
Reg. S, 3.00%, 05/02/2034	EUR	750	793
Series 117, Reg. S, 0.05%, 01/23/2030	EUR	900	824
State of Saarland, (Germany),
Reg. S, 0.05%, 11/05/2040	EUR	68	45
2.75%, 01/18/2030	EUR	300	314
2.75%, 04/10/2031	EUR	200	209
State of Saxony-Anhalt, (Germany),
Reg. S, 0.00%, 03/10/2031	EUR	280	248
0.35%, 02/09/2032	EUR	600	532
Reg. S, 0.50%, 03/24/2051	EUR	123	69

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	119

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
3.15%, 02/06/2054	EUR	150	153
Series 10Y, Reg. S, 0.75%, 01/29/2029	EUR	200	193
Series 32, Reg. S, 2.95%, 06/20/2033	EUR	650	687
State of Schleswig-Holstein Germany, (Germany),
Reg. S, 0.01%, 05/22/2030	EUR	200	181
Reg. S, 0.05%, 07/08/2031	EUR	400	351
Reg. S, 0.13%, 06/12/2029	EUR	331	309
Reg. S, 0.38%, 02/08/2027	EUR	310	308
Reg. S, 0.50%, 03/22/2029	EUR	440	420
Reg. S, 0.63%, 08/31/2028	EUR	140	136
Reg. S, 1.38%, 07/14/2027	EUR	200	202
Reg. S, 2.38%, 09/22/2032	EUR	430	435
Reg. S, 2.88%, 06/25/2029	EUR	400	421
Reg. S, 2.88%, 05/30/2034	EUR	500	524
Reg. S, 3.00%, 08/16/2033	EUR	400	425
State of the Grand-Duchy of Luxembourg, (Luxembourg),
Reg. S, 0.00%, 11/13/2026	EUR	400	397
Reg. S, 0.00%, 04/28/2030	EUR	150	136
Reg. S, 0.00%, 03/24/2031	EUR	103	91
Reg. S, 0.00%, 09/14/2032	EUR	400	339
Reg. S, 1.38%, 05/25/2029	EUR	380	377
Reg. S, 1.75%, 05/25/2042	EUR	710	600
Reg. S, 2.63%, 10/23/2034	EUR	480	491
Reg. S, 2.88%, 03/01/2034	EUR	910	954
Reg. S, 3.25%, 03/02/2043	EUR	100	104
States of Guernsey Bond, (Guernsey), Reg. S, 3.38%, 12/12/2046	GBP	200	183
Svensk Exportkredit AB, (Sweden),
Zero Coupon, 05/11/2037		224	116
Reg. S, 2.00%, 06/30/2027	EUR	1,000	1,024
Reg. S, 2.75%, 02/23/2028	EUR	395	412
Sweden Government Bond, (Sweden),
Series 1053, Reg. S, 3.50%, 03/30/2039	SEK	12,460	1,250
Series 1056, Reg. S, 2.25%, 06/01/2032	SEK	9,200	828
Series 1059, Reg. S, 1.00%, 11/12/2026	SEK	31,600	2,800
Series 1060, Reg. S, 0.75%, 05/12/2028 (e)	SEK	40,045	3,461
Series 1061, Reg. S, 0.75%, 11/12/2029 (e)	SEK	46,490	3,927
Series 1062, Reg. S, 0.13%, 05/12/2031 (e)	SEK	14,255	1,128
Series 1063, Reg. S, 0.50%, 11/24/2045	SEK	4,650	277
Series 1064, Reg. S, 1.38%, 06/23/2071 (e)	SEK	570	32
Series 1065, Reg. S, 1.75%, 11/11/2033	SEK	24,580	2,115
Series 1066, Reg. S, 2.25%, 05/11/2035	SEK	9,570	851

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sweden Government International Bond, (Sweden), Reg. S, 0.13%, 09/09/2030	SEK	17,590	1,414
Swiss Confederation Government Bond, (Switzerland),
Reg. S, 0.00%, 06/22/2029	CHF	2,510	2,757
Reg. S, 0.00%, 06/26/2034	CHF	4,839	5,202
Reg. S, 0.00%, 07/24/2039	CHF	2,849	2,963
Reg. S, 0.50%, 05/27/2030	CHF	3,140	3,526
Reg. S, 0.50%, 06/27/2032	CHF	2,090	2,354
Reg. S, 0.50%, 06/28/2045	CHF	2,330	2,612
Reg. S, 0.50%, 05/24/2055	CHF	1,172	1,345
Reg. S, 0.50%, 05/30/2058	CHF	690	797
Reg. S, 0.88%, 05/22/2047	CHF	300	362
Reg. S, 1.25%, 06/27/2037	CHF	680	831
Reg. S, 1.50%, 04/30/2042	CHF	1,140	1,489
Reg. S, 2.00%, 06/25/2064	CHF	611	1,115
Reg. S, 2.25%, 06/22/2031	CHF	752	939
Reg. S, 3.25%, 06/27/2027	CHF	1,360	1,618
Reg. S, 4.00%, 04/08/2028	CHF	663	824
Reg. S, 4.00%, 01/06/2049	CHF	460	925
Tasmanian Public Finance Corp., (Australia),
Reg. S, 4.00%, 01/20/2034	AUD	1,000	570
4.75%, 01/25/2035	AUD	400	239
Thailand Government Bond, (Thailand), 1.00%, 06/17/2027	THB	40,000	1,145
1.59%, 12/17/2035	THB	1,400	38
1.60%, 12/17/2029	THB	123,830	3,549
2.00%, 12/17/2031	THB	79,200	2,294
2.00%, 06/17/2042	THB	46,000	1,233
2.13%, 12/17/2026	THB	3,024	89
2.35%, 06/17/2026	THB	70,000	2,063
2.40%, 11/17/2027	THB	69,660	2,063
2.40%, 03/17/2029	THB	37,000	1,098
2.65%, 06/17/2028	THB	94,700	2,832
2.80%, 06/17/2034	THB	132,910	4,066
2.88%, 06/17/2046	THB	1,430	43
3.14%, 06/17/2047	THB	52,160	1,615
3.39%, 06/17/2037	THB	93,500	3,014
3.40%, 06/17/2036	THB	4,000	130
3.45%, 06/17/2043	THB	46,630	1,514
3.65%, 06/20/2031	THB	3,480	111
4.00%, 06/17/2055	THB	46,000	1,659
4.00%, 06/17/2066	THB	26,620	949
4.00%, 06/17/2072	THB	40,000	1,455
Series THAI, 2.75%, 06/17/2052	THB	740	21
Tokyo Metropolitan Government, (Japan), Reg. S, 0.75%, 07/16/2025		1,000	980
Treasury Corp. of Victoria, (Australia), 1.25%, 11/19/2027	AUD	2,370	1,355
Reg. S, 1.50%, 11/20/2030	AUD	1,400	732
Reg. S, 1.50%, 09/10/2031	AUD	2,000	1,013
Reg. S, 2.25%, 09/15/2033	AUD	1,730	863
2.25%, 11/20/2034	AUD	1,100	527

SEE NOTES TO FINANCIAL STATEMENTS.

120	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
2.25%, 11/20/2041	AUD	2,500	977
Reg. S, 2.50%, 10/22/2029	AUD	200	114
Reg. S, 3.00%, 10/20/2028	AUD	3,390	2,009
4.25%, 12/20/2032	AUD	2,790	1,657
Reg. S, 4.75%, 09/15/2036	AUD	1,500	880
Reg. S, 5.25%, 09/15/2038	AUD	1,920	1,161
5.50%, 11/17/2026	AUD	1,880	1,193
UNEDIC ASSEO, (France),
Reg. S, 0.00%, 03/05/2030	EUR	100	90
Reg. S, 0.00%, 11/19/2030	EUR	1,200	1,052
Reg. S, 0.01%, 05/25/2031	EUR	1,300	1,122
Reg. S, 0.10%, 11/25/2026	EUR	600	595
Reg. S, 0.10%, 05/25/2034	EUR	100	78
Reg. S, 0.25%, 11/25/2029	EUR	2,000	1,837
Reg. S, 0.25%, 07/16/2035	EUR	1,700	1,298
Reg. S, 0.50%, 03/20/2029	EUR	2,900	2,744
Reg. S, 0.50%, 05/25/2036	EUR	300	229
Reg. S, 0.63%, 03/03/2026	EUR	100	101
Reg. S, 0.88%, 05/25/2028	EUR	1,400	1,370
Reg. S, 1.25%, 03/28/2027	EUR	1,000	1,009
Reg. S, 1.25%, 10/21/2027	EUR	200	200
Reg. S, 1.25%, 05/25/2033	EUR	700	628
Reg. S, 1.50%, 04/20/2032	EUR	200	187
Reg. S, 1.75%, 11/25/2032	EUR	600	566
Reg. S, 3.13%, 11/25/2034	EUR	400	412
United Kingdom Gilt, (United Kingdom),
Reg. S, 0.13%, 01/30/2026	GBP	5,250	6,308
Reg. S, 0.13%, 01/31/2028	GBP	8,227	9,132
Reg. S, 0.25%, 07/31/2031	GBP	14,206	13,716
Reg. S, 0.38%, 10/22/2026	GBP	14,747	17,257
Reg. S, 0.38%, 10/22/2030	GBP	10,719	10,792
Reg. S, 0.50%, 01/31/2029	GBP	9,330	10,072
Reg. S, 0.50%, 10/22/2061	GBP	16,442	5,774
Reg. S, 0.63%, 07/31/2035	GBP	27,494	23,058
Reg. S, 0.63%, 10/22/2050	GBP	25,006	11,665
Reg. S, 0.88%, 10/22/2029	GBP	12,250	13,162
Reg. S, 0.88%, 07/31/2033	GBP	7,491	6,981
Reg. S, 0.88%, 01/31/2046	GBP	18,739	10,867
Reg. S, 1.00%, 01/31/2032	GBP	9,482	9,456
Reg. S, 1.13%, 01/31/2039	GBP	15,506	12,174
Reg. S, 1.13%, 10/22/2073	GBP	7,347	3,055
Reg. S, 1.25%, 07/22/2027	GBP	13,571	15,793
Reg. S, 1.25%, 10/22/2041	GBP	25,591	18,723
Reg. S, 1.25%, 07/31/2051	GBP	16,256	9,099
Reg. S, 1.50%, 07/22/2026	GBP	14,981	17,974
Reg. S, 1.50%, 07/22/2047	GBP	17,065	11,229
Reg. S, 1.50%, 07/31/2053	GBP	14,657	8,539
Reg. S, 1.63%, 10/22/2028	GBP	10,905	12,446
Reg. S, 1.63%, 10/22/2054	GBP	19,521	11,628
Reg. S, 1.63%, 10/22/2071	GBP	17,760	9,137
Reg. S, 1.75%, 09/07/2037	GBP	24,750	22,246
Reg. S, 1.75%, 01/22/2049	GBP	23,579	16,019
Reg. S, 1.75%, 07/22/2057	GBP	27,204	16,381
Reg. S, 2.50%, 07/22/2065	GBP	13,802	9,834

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 3.25%, 01/31/2033	GBP	7,920	9,082
Reg. S, 3.25%, 01/22/2044	GBP	20,180	19,679
Reg. S, 3.50%, 01/22/2045	GBP	23,578	23,702
Reg. S, 3.50%, 07/22/2068	GBP	15,212	14,003
Reg. S, 3.75%, 03/07/2027	GBP	14,690	18,135
Reg. S, 3.75%, 01/29/2038	GBP	24,080	27,161
Reg. S, 3.75%, 07/22/2052	GBP	18,877	18,876
Reg. S, 3.75%, 10/22/2053	GBP	17,346	17,221
Reg. S, 4.00%, 10/22/2031	GBP	9,110	11,115
Reg. S, 4.00%, 01/22/2060	GBP	19,988	20,721
Reg. S, 4.00%, 10/22/2063	GBP	10,765	11,069
Reg. S, 4.13%, 01/29/2027	GBP	10,220	12,725
Reg. S, 4.13%, 07/22/2029	GBP	7,880	9,770
Reg. S, 4.25%, 12/07/2027	GBP	8,680	10,883
Reg. S, 4.25%, 06/07/2032	GBP	9,750	12,102
Reg. S, 4.25%, 07/31/2034	GBP	7,585	9,260
Reg. S, 4.25%, 03/07/2036	GBP	16,983	20,488
Reg. S, 4.25%, 09/07/2039	GBP	20,057	23,452
Reg. S, 4.25%, 12/07/2040	GBP	20,045	23,199
Reg. S, 4.25%, 12/07/2046	GBP	25,528	28,369
Reg. S, 4.25%, 12/07/2049	GBP	13,903	15,292
Reg. S, 4.25%, 12/07/2055	GBP	16,809	18,277
Reg. S, 4.38%, 01/31/2040	GBP	5,190	6,132
Reg. S, 4.38%, 07/31/2054	GBP	18,846	20,882
Reg. S, 4.50%, 06/07/2028	GBP	10,970	13,802
Reg. S, 4.50%, 09/07/2034	GBP	14,850	18,506
Reg. S, 4.50%, 12/07/2042	GBP	11,215	13,207
Reg. S, 4.63%, 01/31/2034	GBP	10,445	13,136
Reg. S, 4.75%, 12/07/2030	GBP	17,256	22,106
Reg. S, 4.75%, 12/07/2038	GBP	20,974	26,065
Reg. S, 4.75%, 10/22/2043	GBP	22,562	27,226
Reg. S, 6.00%, 12/07/2028	GBP	912	1,216
United States Department of Housing and Urban Development, 3.26%, 08/01/2029		25	23
United States International Development Finance Corp., 3.25%, 10/15/2030		667	639
3.37%, 10/05/2034		79	72
Series 1, 1.11%, 05/15/2029		691	638
Series 2, 0.80%, 05/15/2029		344	315
Ville de Paris, (France),
Reg. S, 0.75%, 11/30/2041	EUR	100	64
Reg. S, 1.38%, 11/20/2034	EUR	300	255
Reg. S, 1.63%, 02/02/2033	EUR	200	181
Reg. S, 1.75%, 05/25/2031	EUR	200	190
3.02%, 10/25/2029	EUR	400	412
Reg. S, 3.50%, 02/02/2044	EUR	100	99
Reg. S, 3.75%, 06/22/2048	EUR	300	307
3.88%, 12/29/2025	EUR	600	628
Western Australian Treasury Corp., (Australia),
Reg. S, 1.50%, 10/22/2030	AUD	780	412
Reg. S, 2.25%, 07/23/2041	AUD	50	21
Reg. S, 4.25%, 07/20/2033	AUD	1,000	597

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	121

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series 28, Reg. S, 3.25%, 07/20/2028	AUD	1,000	602
Series 29, Reg. S, 2.75%, 07/24/2029	AUD	670	390
Xunta de Galicia, (Spain),
Reg. S, 0.27%, 07/30/2028	EUR	300	285
Reg. S, 1.45%, 04/30/2029	EUR	200	196
Reg. S, 3.30%, 04/30/2031	EUR	300	318

Total Foreign Government Securities (Cost $7,702,118)			7,411,524

Mortgage-Backed Securities — 13.1%
FHLMC Gold Pool, 3.00%, 10/01/2046		157	134
3.50%, 12/01/2044		387	347
3.50%, 06/01/2045		782	700
3.50%, 05/01/2046		122	109
3.50%, 10/01/2046		176	157
FHLMC Gold Pool, Single Family, 15 years, 3.00%, 10/01/2026		23	23
3.00%, 11/01/2026		120	118
3.00%, 01/01/2027		651	642
3.00%, 05/01/2029		2,847	2,786
3.00%, 02/01/2032		275	263
3.00%, 04/01/2032		1,418	1,353
3.00%, 05/01/2032		959	916
3.00%, 07/01/2032		518	495
3.00%, 10/01/2032		542	517
3.00%, 11/01/2032		949	903
FHLMC Gold Pool, Single Family, 30 years, 3.00%, 03/01/2046		16	13
3.00%, 12/01/2046		25	22
4.00%, 08/01/2040		210	198
4.00%, 10/01/2040		1,977	1,867
4.00%, 11/01/2040		488	461
4.00%, 11/01/2047		1,485	1,382
4.00%, 01/01/2048		32	30
FHLMC Non Gold Pool, ARM, (USD IBOR Consumer Cash Fallbacks 1 Year + 1.64%), 3.85%, 01/01/2050 (aa)		43	41
FHLMC Pool,
2.22%, 07/01/2036		1,330	1,027
3.05%, 03/01/2032		885	784
3.50%, 02/01/2043		43	40
3.50%, 02/01/2044		70	63
6.00%, 08/01/2035		49	49
FHLMC Pool, Single Family, 15 years,
1.50%, 12/01/2035		310	268
1.50%, 03/01/2036		475	410
1.50%, 02/01/2037		692	594
1.50%, 03/01/2037		719	617
2.00%, 12/01/2035		607	540
2.00%, 02/01/2036		4,109	3,654
2.00%, 03/01/2036		347	308
2.00%, 05/01/2036		2,103	1,868
2.00%, 08/01/2036		1,015	900
2.00%, 10/01/2036		536	475

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

2.00%, 11/01/2036	3,029	2,687
2.00%, 12/01/2036	305	271
2.00%, 01/01/2037	3,672	3,260
2.00%, 04/01/2037	1,395	1,233
2.00%, 05/01/2037	868	767
2.00%, 06/01/2037	1,664	1,469
2.00%, 07/01/2038	776	686
2.50%, 07/01/2032	1,511	1,428
2.50%, 10/01/2035	6,938	6,350
2.50%, 07/01/2036	1,070	974
2.50%, 04/01/2037	127	115
2.50%, 05/01/2037	319	289
2.50%, 11/01/2037	1,975	1,793
3.00%, 04/01/2028	19	19
3.00%, 10/01/2028	757	738
3.00%, 04/01/2029	20	19
3.00%, 05/01/2030	3	3
3.00%, 06/01/2030	397	383
3.00%, 11/01/2030	76	73
3.00%, 11/01/2031	21	20
3.00%, 11/01/2032	82	78
3.00%, 01/01/2033	39	37
3.00%, 04/01/2037	326	303
3.00%, 07/01/2038	633	589
3.50%, 11/01/2025	71	71
3.50%, 09/01/2033	219	211
3.50%, 02/01/2034	535	516
3.50%, 05/01/2035	473	450
4.00%, 07/01/2025	3	3
4.00%, 05/01/2026	4	4
4.00%, 07/01/2029	73	72
4.00%, 11/01/2033	8	8
4.00%, 01/01/2034	12	11
4.00%, 08/01/2037	119	114
4.00%, 02/01/2038	122	118
FHLMC Pool, Single Family, 20 years,
3.00%, 07/01/2042	321	282
3.00%, 08/01/2042	113	100
3.50%, 06/01/2039	223	207
3.50%, 07/01/2039	127	118
3.50%, 08/01/2039	491	455
3.50%, 09/01/2039	306	285
FHLMC Pool, Single Family, 30 years,
1.50%, 02/01/2051	22	17
1.50%, 04/01/2051	43	32
1.50%, 05/01/2051	5,049	3,736
1.50%, 07/01/2051	844	624
2.00%, 09/01/2050	648	508
2.00%, 10/01/2050	4,042	3,174
2.00%, 02/01/2051	3,635	2,854
2.00%, 03/01/2051	2,638	2,078
2.00%, 05/01/2051	10,391	8,140
2.00%, 06/01/2051	1,228	963
2.00%, 07/01/2051	1,256	990

SEE NOTES TO FINANCIAL STATEMENTS.

122	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
2.00%, 10/01/2051	1,614	1,273
2.00%, 11/01/2051	5,241	4,128
2.00%, 12/01/2051	4,133	3,234
2.00%, 01/01/2052	446	349
2.00%, 02/01/2052	2,004	1,565
2.00%, 03/01/2052	5,090	3,970
2.50%, 11/01/2050	20,949	17,174
2.50%, 12/01/2050	720	593
2.50%, 02/01/2051	11,387	9,361
2.50%, 04/01/2051	375	305
2.50%, 08/01/2051 (gg)	13,708	11,336
2.50%, 11/01/2051	704	583
2.50%, 02/01/2052	2,115	1,729
2.50%, 03/01/2052	1,581	1,298
2.50%, 04/01/2052	190	156
3.00%, 02/01/2049	1,938	1,689
3.00%, 11/01/2049	1,375	1,189
3.00%, 05/01/2050	3,144	2,721
3.00%, 07/01/2050	1,621	1,381
3.00%, 08/01/2050	3,492	3,013
3.00%, 10/01/2050	713	613
3.00%, 12/01/2050	232	199
3.00%, 06/01/2051	2,897	2,468
3.00%, 07/01/2051	5,461	4,720
3.00%, 11/01/2051	8,238	7,012
3.00%, 12/01/2051	3,481	2,958
3.00%, 02/01/2052	920	781
3.00%, 03/01/2052	2,658	2,261
3.00%, 04/01/2052	4,327	3,688
3.00%, 05/01/2052	1,679	1,426
3.00%, 07/01/2052	628	533
3.50%, 03/01/2042	2	2
3.50%, 09/01/2042	1,995	1,817
3.50%, 07/01/2043	2	1
3.50%, 11/01/2047	296	266
3.50%, 02/01/2048	1,519	1,363
3.50%, 03/01/2048	255	229
3.50%, 05/01/2048	3,314	2,973
3.50%, 06/01/2048	3	3
3.50%, 01/01/2049	35	31
3.50%, 02/01/2049	469	422
3.50%, 09/01/2049	1,928	1,729
3.50%, 10/01/2049	1,788	1,604
3.50%, 04/01/2050	2,596	2,329
4.00%, 05/01/2045	3,895	3,627
4.00%, 10/01/2048	2,409	2,233
4.00%, 04/01/2049	1,948	1,805
4.00%, 09/01/2049	1,250	1,161
4.00%, 05/01/2050	913	843
4.00%, 08/01/2050	978	904
4.00%, 09/01/2050	8,229	7,610
4.00%, 04/01/2052	53	48
4.00%, 06/01/2052	869	796
4.00%, 07/01/2052	864	791

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

4.00%, 08/01/2052	1,568	1,437
4.00%, 09/01/2052	519	475
4.00%, 10/01/2052	522	482
4.00%, 02/01/2053	425	394
4.50%, 12/01/2047	154	147
4.50%, 04/01/2048	335	322
4.50%, 08/01/2048	18	17
4.50%, 09/01/2048	607	579
4.50%, 08/01/2049	1,144	1,093
4.50%, 09/01/2050	794	758
4.50%, 10/01/2050	3,121	2,961
4.50%, 07/01/2052	190	179
4.50%, 08/01/2052	464	437
4.50%, 12/01/2052	1,606	1,530
4.50%, 08/01/2053	92	87
5.00%, 12/01/2049	334	329
5.00%, 08/01/2052	233	225
5.00%, 09/01/2052	546	531
5.00%, 10/01/2052	265	256
5.00%, 11/01/2052	226	219
5.00%, 01/01/2053	3,823	3,719
5.00%, 04/01/2053	1,240	1,200
5.00%, 06/01/2053	182	177
5.00%, 05/01/2054	508	490
5.00%, 10/01/2054	4,718	4,569
5.50%, 11/01/2052	375	374
5.50%, 12/01/2052	1,110	1,106
5.50%, 01/01/2053	798	793
5.50%, 02/01/2053	535	535
5.50%, 03/01/2053	496	493
5.50%, 04/01/2053	366	362
5.50%, 05/01/2053	1,819	1,801
5.50%, 06/01/2053	101	100
5.50%, 03/01/2054	2,444	2,414
5.50%, 05/01/2054	3,832	3,808
5.50%, 08/01/2054	486	482
5.50%, 11/01/2054	947	939
6.00%, 06/01/2053	307	311
6.00%, 08/01/2053	2,666	2,709
6.00%, 09/01/2053	815	823
6.00%, 02/01/2054	442	448
6.00%, 04/01/2054	352	357
6.00%, 05/01/2054	4,216	4,266
6.00%, 07/01/2054	794	804
6.00%, 09/01/2054	2,457	2,497
6.50%, 09/01/2053	730	748
6.50%, 10/01/2053	458	470
6.50%, 11/01/2053	204	209
6.50%, 12/01/2053	1,094	1,123
6.50%, 01/01/2054	1,473	1,519
6.50%, 02/01/2054	689	707
6.50%, 05/01/2054	687	710
6.50%, 09/01/2054	1,289	1,320

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	123

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
FNMA or FHLMC, Single Family, 15 years,
TBA, 1.50%, 01/01/2040 (w)	1,241	1,063
TBA, 2.00%, 01/01/2040 (w)	2,700	2,383
TBA, 2.50%, 01/25/2027 (w)	1,950	1,769
TBA, 3.00%, 01/01/2040 (w)	2,650	2,465
TBA, 3.50%, 01/01/2040 (w)	4,250	4,016
TBA, 4.00%, 01/01/2040 (w)	4,025	3,863
TBA, 4.50%, 01/01/2040 (w)	6,800	6,650
TBA, 5.50%, 01/01/2040 (w)	3,000	3,019
FNMA or FHLMC, Single Family, 30 years,
TBA, 1.50%, 01/01/2055 (w)	7,300	5,387
TBA, 2.00%, 01/01/2055 (w)	18,350	14,262
TBA, 2.00%, 02/01/2055 (w)	92,000	71,539
TBA, 2.50%, 01/01/2055 (w)	13,475	10,965
TBA, 3.00%, 01/01/2055 (w)	7,828	6,639
TBA, 3.50%, 01/01/2055 (w)	68,704	60,739
TBA, 4.00%, 01/01/2055 (w)	7,600	6,947
TBA, 4.50%, 01/01/2055 (w)	13,918	13,085
TBA, 4.50%, 02/01/2055 (w)	18,200	17,104
TBA, 5.00%, 01/01/2055 (w)	15,004	14,475
TBA, 5.00%, 02/01/2055 (w)	43,400	41,851
TBA, 5.50%, 01/01/2055 (w)	10,418	10,277
TBA, 5.50%, 02/01/2055 (w)	27,400	27,011
TBA, 6.00%, 01/01/2055 (w)	7,925	7,965
TBA, 6.00%, 02/01/2055 (w)	175,700	176,436
TBA, 6.50%, 01/01/2055 (w)	3,250	3,319
TBA, 6.50%, 02/01/2055 (w)	30,700	31,331
TBA, 7.00%, 01/01/2055 (w)	4,000	4,147
FNMA Pool,
1.41%, 01/01/2031	5,000	4,098
2.00%, 11/01/2027	197	191
2.32%, 01/01/2026	2,033	1,985
2.92%, 10/01/2025 (z) (gg)	6,629	6,568
3.00%, 12/01/2042	219	190
3.00%, 06/01/2043	939	802
3.00%, 05/01/2045	292	249
3.00%, 07/01/2045	31	26
3.00%, 11/01/2046	29	24
3.00%, 03/01/2060	15,111	12,677
3.01%, 04/01/2032	4,016	3,584
3.02%, 03/01/2028	400	381
3.15%, 03/01/2026	3,900	3,838
3.29%, 04/01/2027	2,600	2,523
3.29%, 03/01/2028	1,400	1,344
3.43%, 05/01/2028	500	481
3.44%, 01/01/2037	307	273
3.50%, 09/01/2027	61	60
3.50%, 12/01/2028	37	36
3.50%, 08/01/2032	44	42
3.50%, 12/01/2042	129	116
3.50%, 04/01/2043	183	166
3.50%, 11/01/2043	90	81
3.50%, 02/01/2045	224	203
3.50%, 02/01/2048	680	604

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

3.50%, 09/01/2048	70	62
3.50%, 07/01/2049	276	243
3.59%, 12/01/2025	3,900	3,863
4.00%, 04/01/2041	100	95
4.00%, 08/01/2046	87	82
4.00%, 02/01/2056	2,047	1,896
4.00%, 01/01/2057	1,638	1,501
4.13%, 08/01/2031	2,284	2,192
4.13%, 10/01/2029	10,000	9,721
4.14%, 04/01/2028	521	514
4.25%, 01/01/2033	3,806	3,660
4.30%, 12/01/2029	5,212	5,105
4.39%, 04/01/2033	552	532
4.49%, 11/01/2029	7,000	6,909
4.50%, 06/01/2030	100	99
4.53%, 09/01/2029 (z)	7,700	7,627
4.55%, 05/01/2028	100	100
4.59%, 06/01/2033	1,173	1,147
4.62%, 08/01/2031	200	197
4.64%, 09/01/2028	229	229
4.70%, 08/01/2031	1,700	1,685
4.79%, 06/01/2033	1,276	1,258
4.80%, 08/01/2029 (z)	7,596	7,618
4.82%, 09/01/2028	700	706
4.83%, 06/01/2030	3,310	3,319
4.83%, 12/01/2031	1,838	1,833
4.83%, 12/01/2032	3,241	3,228
4.88%, 06/01/2028	5,168	5,199
4.88%, 09/01/2028	1,101	1,109
4.90%, 10/01/2028	355	358
4.94%, 05/01/2031	1,074	1,079
4.95%, 03/01/2032 (w)	500	502
Reg. S, 4.97%, 09/01/2029 (bb) (cc)	1,100	1,115
4.97%, 01/01/2030 (bb) (cc)	1,100	1,115
4.98%, 12/01/2034	1,600	1,597
4.99%, 03/01/2031	495	496
5.00%, 06/01/2031 (bb) (cc)	600	616
5.02%, 06/01/2028	2,300	2,324
5.07%, 03/01/2032	1,391	1,406
5.09%, 02/01/2031	1,737	1,760
5.09%, 01/01/2032 (bb) (cc)	600	611
5.17%, 08/01/2034	741	745
5.24%, 11/01/2031	1,143	1,164
5.24%, 01/01/2034 (w)	2,000	2,026
5.27%, 03/01/2031	724	738
5.34%, 01/01/2031	648	663
5.35%, 12/01/2029	1,200	1,230
5.42%, 08/01/2030	3,837	3,941
5.42%, 06/01/2031 (bb) (cc)	1,600	1,624
5.44%, 10/01/2031	1,100	1,134
5.54%, 11/01/2029	1,524	1,574
5.57%, 10/01/2028	434	443
5.73%, 12/01/2033	700	736
5.75%, 06/01/2034	1,144	1,205
5.80%, 05/01/2033	995	1,046

SEE NOTES TO FINANCIAL STATEMENTS.

124	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
FNMA Pool, 30 years, FHA/VA, 3.00%, 01/01/2047	732	650
FNMA Pool, Single Family, 15 years,
1.50%, 10/01/2036	453	389
1.50%, 11/01/2036	404	348
1.50%, 03/01/2037	401	344
1.50%, 05/01/2037	162	139
1.50%, 08/01/2037	446	383
2.00%, 02/01/2028	8	8
2.00%, 09/01/2028	72	69
2.00%, 11/01/2028	69	66
2.00%, 07/01/2032	7	7
2.00%, 12/01/2035	677	603
2.00%, 02/01/2036	5,036	4,473
2.00%, 03/01/2036	371	329
2.00%, 08/01/2036	966	857
2.00%, 10/01/2036	300	266
2.00%, 11/01/2036	1,962	1,743
2.00%, 12/01/2036	1,010	895
2.00%, 01/01/2037	481	427
2.00%, 02/01/2037	827	732
2.00%, 04/01/2037	962	855
2.00%, 05/01/2037	602	532
2.50%, 08/01/2035	197	180
2.50%, 03/01/2036	1,812	1,659
2.50%, 07/01/2036	717	653
2.50%, 08/01/2036	112	102
2.50%, 03/01/2037	208	189
2.50%, 04/01/2037	429	389
2.50%, 05/01/2037	112	102
3.00%, 10/01/2026	30	29
3.00%, 11/01/2026	439	433
3.00%, 12/01/2026	58	57
3.00%, 01/01/2027	612	603
3.00%, 02/01/2027	126	124
3.00%, 04/01/2027	241	237
3.00%, 11/01/2027	17	16
3.00%, 02/01/2028	103	101
3.00%, 10/01/2029	35	34
3.00%, 03/01/2030	25	25
3.00%, 05/01/2030	10	10
3.00%, 07/01/2030	12	12
3.00%, 09/01/2030	416	402
3.00%, 12/01/2030	19	19
3.00%, 04/01/2031	73	70
3.00%, 12/01/2031	171	164
3.00%, 02/01/2032	270	258
3.00%, 03/01/2032	263	251
3.00%, 04/01/2032	1,302	1,241
3.00%, 05/01/2032	390	371
3.00%, 07/01/2032	848	808
3.00%, 08/01/2032	338	322
3.00%, 11/01/2032	679	646
3.00%, 01/01/2033	49	47

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

3.00%, 07/01/2033	85	81
3.00%, 02/01/2034	988	940
3.00%, 09/01/2034	386	362
3.00%, 12/01/2035	363	345
3.50%, 12/01/2025	37	37
3.50%, 01/01/2026	129	128
3.50%, 07/01/2031	43	42
3.50%, 07/01/2034	253	247
3.50%, 03/01/2035	1,053	1,007
3.50%, 05/01/2035	58	56
4.00%, 03/01/2025	1	1
4.00%, 06/01/2026	23	23
4.00%, 08/01/2026	13	13
4.00%, 08/01/2027	15	14
4.00%, 12/01/2028	14	13
4.00%, 04/01/2033	372	364
4.00%, 10/01/2033	60	59
4.00%, 11/01/2033	20	19
4.00%, 12/01/2033	13	13
4.00%, 03/01/2035	317	314
4.00%, 09/01/2037	161	155
4.00%, 11/01/2037	233	224
4.00%, 05/01/2038	106	102
4.00%, 11/01/2038	67	64
FNMA Pool, Single Family, 20 years,
3.00%, 05/01/2042	657	577
3.00%, 06/01/2042	341	299
3.00%, 07/01/2042	1,240	1,096
3.50%, 03/01/2037	387	365
3.50%, 08/01/2038	91	85
3.50%, 04/01/2039	11	10
3.50%, 08/01/2039	139	129
4.50%, 06/01/2039	26	25
4.50%, 07/01/2043	905	872
FNMA Pool, Single Family, 30 years,
1.50%, 11/01/2050	1,239	916
1.50%, 06/01/2051	1,840	1,364
1.50%, 07/01/2051	1,148	850
1.50%, 04/01/2052	873	645
2.00%, 07/01/2050	1,313	1,031
2.00%, 09/01/2050	1,145	902
2.00%, 10/01/2050	872	685
2.00%, 12/01/2050	7,266	5,696
2.00%, 01/01/2051	3,620	2,853
2.00%, 02/01/2051	1,234	968
2.00%, 03/01/2051	1,837	1,451
2.00%, 04/01/2051	3,333	2,628
2.00%, 05/01/2051	1,670	1,314
2.00%, 06/01/2051	5,424	4,263
2.00%, 07/01/2051	2,859	2,241
2.00%, 10/01/2051	17,406	13,632
2.00%, 11/01/2051	2,077	1,638
2.00%, 12/01/2051 (hh)	17,598	13,752
2.00%, 05/01/2052	3,315	2,582

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	125

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
2.50%, 08/01/2046	4,498	3,754
2.50%, 08/01/2050	15	13
2.50%, 10/01/2050	10,550	8,655
2.50%, 12/01/2050	12,909	10,538
2.50%, 02/01/2051	1,803	1,485
2.50%, 03/01/2051	4,770	3,932
2.50%, 04/01/2051	6,033	4,946
2.50%, 07/01/2051	1,557	1,283
2.50%, 08/01/2051	3,447	2,844
2.50%, 09/01/2051	465	383
2.50%, 10/01/2051	2,957	2,423
2.50%, 11/01/2051	4,743	3,886
2.50%, 12/01/2051	13,845	11,371
2.50%, 01/01/2052 (hh)	16,990	13,906
2.50%, 02/01/2052	975	800
2.50%, 03/01/2052	14,456	11,871
2.50%, 04/01/2052	4,311	3,547
2.50%, 05/01/2052	827	680
2.50%, 07/01/2052	459	377
3.00%, 08/01/2046	1,026	890
3.00%, 11/01/2046	2,721	2,398
3.00%, 02/01/2047 (gg)	526	463
3.00%, 04/01/2048	5,394	4,754
3.00%, 01/01/2050	2,534	2,198
3.00%, 03/01/2050	1,347	1,165
3.00%, 06/01/2050	248	212
3.00%, 07/01/2050	11,208	9,605
3.00%, 08/01/2050	2,937	2,537
3.00%, 09/01/2050	283	243
3.00%, 11/01/2050	496	426
3.00%, 12/01/2050	3,546	3,065
3.00%, 01/01/2051	1,523	1,308
3.00%, 05/01/2051	9,906	8,470
3.00%, 06/01/2051	6,144	5,253
3.00%, 07/01/2051	1,688	1,448
3.00%, 08/01/2051	1,122	966
3.00%, 10/01/2051	2,864	2,438
3.00%, 11/01/2051	2,436	2,076
3.00%, 12/01/2051	2,394	2,035
3.00%, 02/01/2052	883	755
3.00%, 03/01/2052	463	398
3.00%, 04/01/2052	4,906	4,182
3.00%, 05/01/2052	1,298	1,104
3.50%, 07/01/2042	1	1
3.50%, 09/01/2042	140	127
3.50%, 05/01/2043	4	4
3.50%, 07/01/2043	6,099	5,556
3.50%, 08/01/2043	15,494	14,114
3.50%, 01/01/2044	187	170
3.50%, 10/01/2045	18	16
3.50%, 12/01/2045	1,743	1,564
3.50%, 07/01/2046	3,179	2,860
3.50%, 02/01/2047	3,481	3,167
3.50%, 07/01/2047	776	701

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

3.50%, 10/01/2047	1,186	1,064
3.50%, 02/01/2048	1,856	1,665
3.50%, 03/01/2048	164	148
3.50%, 03/01/2049	300	269
3.50%, 06/01/2049	3,270	2,934
3.50%, 08/01/2049	1,615	1,448
3.50%, 04/01/2050	151	136
3.50%, 05/01/2050	3,727	3,343
3.50%, 07/01/2050	8,318	7,375
3.50%, 01/01/2051	643	576
3.50%, 03/01/2052 (gg)	11,114	9,974
3.50%, 05/01/2052 (gg)	17,796	15,799
3.50%, 06/01/2052	4,111	3,663
3.50%, 07/01/2052	909	805
3.50%, 05/01/2053	948	839
4.00%, 04/01/2039	1,046	991
4.00%, 03/01/2042	480	455
4.00%, 04/01/2043	194	183
4.00%, 04/01/2044	1,451	1,351
4.00%, 02/01/2045	206	194
4.00%, 08/01/2045	2,397	2,238
4.00%, 09/01/2046	116	109
4.00%, 09/01/2047	35	32
4.00%, 10/01/2047	431	400
4.00%, 03/01/2048	66	61
4.00%, 04/01/2048	382	354
4.00%, 06/01/2048	25	23
4.00%, 07/01/2048	4,045	3,764
4.00%, 08/01/2048	108	100
4.00%, 09/01/2048	254	235
4.00%, 03/01/2049	1,020	945
4.00%, 05/01/2049	5,010	4,705
4.00%, 06/01/2049	1,002	929
4.00%, 11/01/2049	426	395
4.00%, 05/01/2050	810	749
4.00%, 03/01/2051	2,168	2,001
4.00%, 05/01/2051	212	197
4.00%, 04/01/2052	54	50
4.00%, 05/01/2052	1,706	1,565
4.00%, 06/01/2052	599	550
4.00%, 07/01/2052	437	401
4.00%, 08/01/2052	1,879	1,722
4.00%, 09/01/2052	294	270
4.00%, 07/01/2053	429	397
4.50%, 05/01/2047	2	2
4.50%, 11/01/2047	537	512
4.50%, 01/01/2048	497	474
4.50%, 04/01/2048	24	22
4.50%, 08/01/2048	14	13
4.50%, 09/01/2048	401	383
4.50%, 02/01/2049	4,393	4,167
4.50%, 05/01/2049	388	370
4.50%, 08/01/2049	7	7
4.50%, 01/01/2050	148	142

SEE NOTES TO FINANCIAL STATEMENTS.

126	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
4.50%, 04/01/2050 (gg)	6,380	6,067
4.50%, 05/01/2052	20	19
4.50%, 06/01/2052	1,275	1,201
4.50%, 07/01/2052 (gg)	8,542	8,050
4.50%, 08/01/2052	344	324
4.50%, 09/01/2052	2,058	1,939
4.50%, 10/01/2052	870	820
4.50%, 11/01/2052	2,977	2,806
4.50%, 12/01/2052	455	428
4.50%, 08/01/2053	264	249
5.00%, 09/01/2049	854	840
5.00%, 10/01/2052	519	505
5.00%, 11/01/2052	994	964
5.00%, 12/01/2052	505	491
5.00%, 01/01/2053	2,150	2,083
5.00%, 02/01/2053	1,302	1,260
5.00%, 03/01/2053	324	316
5.00%, 04/01/2053	878	850
5.00%, 05/01/2053	198	192
5.00%, 06/01/2053	246	239
5.00%, 07/01/2053	1,911	1,847
5.00%, 08/01/2053	1,075	1,038
5.50%, 09/01/2052	288	289
5.50%, 01/01/2053	419	420
5.50%, 02/01/2053	1,759	1,743
5.50%, 03/01/2053	1,384	1,382
5.50%, 04/01/2053	1,743	1,745
5.50%, 05/01/2053	1,568	1,556
5.50%, 06/01/2053	3,854	3,855
5.50%, 09/01/2053	341	344
5.50%, 04/01/2054	703	698
5.50%, 05/01/2054	2,196	2,169
5.50%, 07/01/2054	390	386
5.50%, 08/01/2054	618	612
6.00%, 01/01/2053	2,009	2,021
6.00%, 07/01/2053	1,168	1,175
6.00%, 08/01/2053	452	461
6.00%, 09/01/2053	1,846	1,872
6.00%, 11/01/2053	2,079	2,105
6.00%, 12/01/2053	717	727
6.00%, 04/01/2054	2,096	2,119
6.00%, 08/01/2054	3,262	3,304
6.00%, 09/01/2054	1,479	1,489
6.50%, 10/01/2053	725	750
6.50%, 11/01/2053	1,717	1,756
6.50%, 12/01/2053	1,263	1,308
6.50%, 01/01/2054	1,440	1,481
6.50%, 02/01/2054	762	798
6.50%, 04/01/2054	847	873
6.50%, 07/01/2054	734	755
6.50%, 08/01/2054	2,406	2,479
7.00%, 12/01/2053	300	311
GNMA I Pool, Single Family, 30 years,
3.00%, 10/15/2049	165	144
3.00%, 03/15/2050	14	12

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

GNMA II Pool,
2.50%, 12/20/2049	238	196
3.00%, 06/20/2043	1,711	1,492
3.00%, 01/20/2047	1,110	960
3.00%, 02/20/2047	413	357
3.00%, 06/20/2047	452	391
3.00%, 07/20/2047	1,073	929
3.00%, 08/20/2047	459	397
3.00%, 09/20/2047	368	318
3.00%, 10/20/2047	382	330
3.00%, 12/20/2047	518	448
3.00%, 01/20/2048	531	459
3.00%, 08/20/2050	585	504
3.50%, 09/20/2042	2,180	1,940
3.50%, 08/20/2045	2,096	1,865
3.50%, 09/20/2045	652	580
3.50%, 12/20/2047	3,142	2,795
3.50%, 06/20/2048	44	39
3.50%, 07/20/2048	29	26
3.50%, 08/20/2049	86	75
3.50%, 11/20/2049	151	132
3.50%, 07/20/2050	141	123
4.00%, 11/20/2041	19	17
4.00%, 10/20/2050	326	297
4.50%, 08/20/2040	14	14
4.50%, 10/20/2040	36	34
ARM, (CMT Index 1 Year + 1.83%), 5.74%, 07/20/2072 (aa) (gg)	18,855	19,670
ARM, (USD IBOR Consumer Cash Fallbacks 1 Month + 2.22%), 7.17%, 10/20/2071 (aa) (gg)	6,816	6,973
ARM, (USD IBOR Consumer Cash Fallbacks 1 Month + 2.22%), 7.19%, 02/20/2071 (aa)	2,204	2,257
GNMA II Pool, Single Family, 15 years, 2.00%, 12/20/2035	2,472	2,208
GNMA II Pool, Single Family, 30 years,
1.50%, 10/20/2051	278	213
2.00%, 07/20/2050	134	108
2.00%, 08/20/2050	4,386	3,516
2.00%, 11/20/2050	1,532	1,227
2.00%, 12/20/2050	2,546	2,039
2.00%, 01/20/2051	1,078	862
2.00%, 02/20/2051	931	745
2.00%, 10/20/2051	5,019	4,015
2.00%, 12/20/2051	4,961	3,969
2.00%, 01/20/2052	461	369
2.00%, 03/20/2052	1,262	1,010
2.00%, 04/20/2052	2,941	2,353
2.50%, 01/20/2051	276	231
2.50%, 02/20/2051	3,931	3,284
2.50%, 05/20/2051	5,729	4,789
2.50%, 07/20/2051	7,342	6,132
2.50%, 09/20/2051 (gg)	10,536	8,800

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	127

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
2.50%, 11/20/2051	3,155	2,635
2.50%, 12/20/2051	3,459	2,889
2.50%, 03/20/2052	827	691
2.50%, 04/20/2052	415	346
2.50%, 05/20/2052	737	616
2.50%, 07/20/2052	241	201
2.50%, 08/20/2052	398	333
3.00%, 01/20/2043	391	347
3.00%, 11/20/2043	82	72
3.00%, 03/20/2045	85	75
3.00%, 09/20/2046	1,851	1,627
3.00%, 11/20/2046	1,138	1,001
3.00%, 10/20/2047	372	327
3.00%, 04/20/2049	28	25
3.00%, 04/20/2050	6,739	5,868
3.00%, 07/20/2050	5,717	4,958
3.00%, 08/20/2050	3,104	2,702
3.00%, 03/20/2051	966	840
3.00%, 08/20/2051	569	493
3.00%, 10/20/2051	2,546	2,209
3.00%, 11/20/2051	3,189	2,765
3.00%, 12/20/2051	1,747	1,515
3.00%, 01/20/2052 (gg)	7,344	6,370
3.00%, 02/20/2052	317	275
3.00%, 03/20/2052	1,445	1,244
3.00%, 09/20/2052	835	724
3.00%, 02/20/2053	2,947	2,565
3.50%, 09/20/2045	2,312	2,097
3.50%, 09/20/2047	2,959	2,666
3.50%, 10/20/2047	4,596	4,090
3.50%, 08/20/2048	149	135
3.50%, 11/20/2048	180	163
3.50%, 12/20/2048	5	4
3.50%, 03/20/2049	865	780
3.50%, 06/20/2049	1,806	1,606
3.50%, 07/20/2049	852	770
3.50%, 09/20/2049	1,077	968
3.50%, 10/20/2049	453	409
3.50%, 12/20/2049	358	322
3.50%, 01/20/2050	538	484
3.50%, 04/20/2050	106	96
3.50%, 01/20/2052	3,829	3,425
3.50%, 02/20/2052	2,296	2,052
3.50%, 05/20/2052	677	605
3.50%, 02/20/2053	2,996	2,691
4.00%, 07/20/2048	873	814
4.00%, 09/20/2048	1,490	1,389
4.00%, 11/20/2048	26	24
4.00%, 12/20/2048	750	699
4.00%, 05/20/2049	463	431
4.00%, 01/20/2050	824	766
4.00%, 03/20/2050	177	165
4.00%, 07/20/2052	184	169
4.00%, 09/20/2052	1,653	1,524

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

4.00%, 12/20/2052	381	351
4.50%, 03/20/2047	417	398
4.50%, 06/20/2047	757	722
4.50%, 07/20/2047	1,287	1,237
4.50%, 10/20/2047	257	245
4.50%, 11/20/2047	824	783
4.50%, 05/20/2048	6,621	6,304
4.50%, 09/20/2048	593	549
4.50%, 11/20/2048	731	696
4.50%, 01/20/2049	1,601	1,535
4.50%, 03/20/2049	406	389
4.50%, 05/20/2049	230	218
4.50%, 10/20/2049	574	549
4.50%, 08/20/2052	1,445	1,369
4.50%, 06/20/2053	1,220	1,155
4.50%, 12/20/2053	388	367
5.00%, 12/20/2048	127	124
5.00%, 06/20/2049	278	273
5.00%, 07/20/2052	104	101
5.00%, 09/20/2052	792	771
5.00%, 12/20/2052	1,146	1,116
5.00%, 04/20/2053	1,075	1,045
5.00%, 05/20/2053	1,172	1,140
5.00%, 07/20/2053	1,754	1,705
5.50%, 12/20/2052	1,014	1,007
5.50%, 01/20/2053	124	123
5.50%, 03/20/2053	462	459
5.50%, 04/20/2053	1,192	1,185
5.50%, 06/20/2053	1,034	1,028
5.50%, 07/20/2053	373	374
5.50%, 08/20/2054	2,315	2,297
6.00%, 09/20/2053	521	526
6.00%, 10/20/2053	795	802
6.00%, 08/20/2054	3,263	3,288
6.50%, 06/20/2054	1,953	1,988
6.50%, 07/20/2054	1,187	1,208
6.50%, 08/20/2054	668	680
7.00%, 01/20/2053	1,027	1,059
7.00%, 05/20/2054	2,981	3,056
7.00%, 12/20/2054	1,600	1,649
GNMA, Single Family, 30 years,
TBA, 2.00%, 01/01/2055 (w)	17,925	14,321
TBA, 2.00%, 02/01/2055 (w)	4,400	3,517
TBA, 2.50%, 01/01/2055 (w)	5,150	4,298
TBA, 2.50%, 02/01/2055 (w)	6,600	5,509
TBA, 3.00%, 01/01/2055 (w)	17,012	14,739
TBA, 3.00%, 02/01/2055 (w)	45,000	38,989
TBA, 3.50%, 01/01/2055 (w)	6,270	5,600
TBA, 3.50%, 02/01/2055 (w)	1,000	893
TBA, 4.00%, 01/01/2055 (w)	5,735	5,280
TBA, 4.00%, 02/01/2055 (w)	38,200	35,173
TBA, 4.50%, 01/01/2055 (w)	12,375	11,699
TBA, 5.00%, 01/01/2055 (w)	7,905	7,672
TBA, 5.00%, 02/01/2055 (w)	14,500	14,067

SEE NOTES TO FINANCIAL STATEMENTS.

128	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
TBA, 5.50%, 01/01/2055 (w)	22,178	21,989
TBA, 5.50%, 02/01/2055 (w)	10,243	10,146
TBA, 6.00%, 01/01/2055 (w)	5,700	5,739
TBA, 6.50%, 01/01/2055 (w)	8,175	8,314

Total Mortgage-Backed Securities (Cost $1,902,572)		1,782,207

Municipal Bonds — 0.1% (t)
Arizona — 0.0% (g)
Salt River Project Agricultural Improvement & Power District, Series A, Rev., 4.84%, 01/01/2041	100	93
California — 0.0% (g)
California State University, Taxable Systemwide, Series E, Rev., 2.90%, 11/01/2051	15	10
Regents of the University of California Medical Center Pooled Revenue, Build America Bonds, Series F, Rev., 6.58%, 05/15/2049	100	107
State of California, Taxable Construction Bond Bidding Group, GO, 1.75%, 11/01/2030	100	85

		202

District of Columbia — 0.1%
District of Columbia, Water & Sewer Authority, Senior Lien, Green Bonds, Series A, Rev., 4.81%, 10/01/2114	890	763

Illinois — 0.0% (g)
State of Illinois, Taxable Pension, GO, 5.10%, 06/01/2033	94	93

Louisiana — 0.0% (g)
State of Louisiana Gasoline & Fuels Tax Revenue, Taxable, Series A, Rev., 2.95%, 05/01/2041	1,450	1,092

Maryland — 0.0% (g)
Maryland Economic Development Corp., Rev., 5.43%, 05/31/2056	1,035	994

Michigan — 0.0% (g)
University of Michigan, Rev., 4.45%, 04/01/2122	1,000	785

New York — 0.0% (g)
Port Authority of New York & New Jersey,
Rev., 5.07%, 07/15/2053	2,205	2,086
Series 21, Rev., 3.29%, 08/01/2069	40	25
Port Authority of New York & New Jersey, Taxable Consolidated 160, Rev., 5.65%, 11/01/2040	100	102

		2,213

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Oklahoma — 0.0% (g)
Oklahoma Development Finance Authority, Rev., 4.62%, 06/01/2044		10	9

Oregon — 0.0% (g)
Oregon State University, Rev., BAM, 3.42%, 03/01/2060		10	7

Texas — 0.0% (g)
Dallas Fort Worth International Airport, Taxable,
Series A, Rev., 4.09%, 11/01/2051		425	352
Series C, Rev., 3.09%, 11/01/2040		100	77

			429

Virginia — 0.0% (g)
University of Virginia, Rev., 2.26%, 09/01/2050		1,480	854
University of Virginia, Taxable, Series C, Rev., 4.18%, 09/01/2117		40	30

			884

Total Municipal Bonds (Cost $8,976)			7,564

U.S. Government Agency Securities — 0.1%
Federal Agricultural Mortgage Corp., 2.00%, 10/27/2031		1,000	842
Federal Farm Credit Banks Funding Corp.,
1.28%, 06/03/2030		540	454
1.30%, 11/04/2030		5	4
1.30%, 02/03/2031		1,235	1,009
1.43%, 12/11/2030		44	37
2.20%, 12/09/2031		1,030	875
2.20%, 01/12/2032		60	51
5.48%, 06/27/2042		1,000	999
FHLBs,
0.50%, 04/14/2025		25	25
1.00%, 03/23/2026		366	351
1.28%, 12/02/2030		15	12
1.30%, 02/11/2030		10	8
1.50%, 09/11/2029		110	96
1.85%, 06/11/2035		25	19
2.00%, 03/25/2030		38	33
3.25%, 11/16/2028		25	24
FHLMC,
0.38%, 07/21/2025		25	25
1.22%, 08/19/2030		215	179
1.25%, 11/19/2030		10	8
1.38%, 07/15/2030		17	14
1.40%, 06/28/2030		30	25
1.50%, 02/12/2025		25	25
6.25%, 07/15/2032		7	8
6.75%, 03/15/2031		50	56
FHLMC STRIPs, Zero Coupon, 03/15/2031		542	406
FNMA,
Zero Coupon, 11/15/2030		445	339
0.88%, 08/05/2030		50	41
5.38%, 12/07/2028	GBP	460	588

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	129

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
U.S. Government Agency Securities — continued
Resolution Funding Corp. Interest STRIP,
Zero Coupon, 10/15/2027		129	114
Zero Coupon, 10/15/2028		635	537
Zero Coupon, 01/15/2030		1,750	1,385
Zero Coupon, 04/15/2030		2,965	2,321
Resolution Funding Corp. Principal STRIP,
Zero Coupon, 01/15/2030		1,050	831
Zero Coupon, 04/15/2030		395	309
Tennessee Valley Authority, 4.63%, 06/07/2043	GBP	200	219

Total U.S. Government Agency Securities (Cost $12,926)			12,269

U.S. Treasury Obligations — 7.1%
U.S. Treasury Bonds, 1.13%, 05/15/2040		755	455
1.13%, 08/15/2040		35	21
1.25%, 05/15/2050		6,208	2,949
1.38%, 11/15/2040		218	135
1.38%, 08/15/2050		63	31
1.63%, 11/15/2050		462	241
1.75%, 08/15/2041		486	315
1.88%, 02/15/2041		46	31
1.88%, 02/15/2051		68	38
1.88%, 11/15/2051		494	273
2.00%, 11/15/2041		26	17
2.00%, 02/15/2050		1,607	935
2.00%, 08/15/2051		70	40
2.25%, 05/15/2041		47	33
2.25%, 08/15/2046		470	304
2.25%, 08/15/2049		45	28
2.25%, 02/15/2052		59	36
2.38%, 02/15/2042		45	32
2.38%, 11/15/2049		36	23
2.38%, 05/15/2051		70	44
2.50%, 02/15/2045		949	659
2.50%, 02/15/2046		27	18
2.50%, 05/15/2046		418	285
2.75%, 08/15/2042		14	11
2.75%, 11/15/2042		25	19
2.75%, 08/15/2047		29	20
2.75%, 11/15/2047		707	497
2.88%, 05/15/2043		247	187
2.88%, 08/15/2045		1,195	882
2.88%, 11/15/2046		19	14
2.88%, 05/15/2049		42	30
2.88%, 05/15/2052		56	39
3.00%, 05/15/2042		19	15
3.00%, 11/15/2044		35	27
3.00%, 05/15/2045		855	647
3.00%, 11/15/2045		9	7
3.00%, 02/15/2047		27	20
3.00%, 05/15/2047		20	15
3.00%, 02/15/2048		41	30

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

3.00%, 08/15/2048	51	37
3.00%, 02/15/2049	2,343	1,707
3.00%, 08/15/2052	53	38
3.13%, 11/15/2041	21	17
3.13%, 02/15/2042	10	8
3.13%, 02/15/2043	91	72
3.13%, 08/15/2044	371	288
3.13%, 05/15/2048	45	34
3.25%, 05/15/2042	40	33
3.38%, 08/15/2042	34	28
3.38%, 05/15/2044	25	20
3.38%, 11/15/2048	54	42
3.50%, 02/15/2039	19	17
3.63%, 08/15/2043	1,117	947
3.63%, 02/15/2044	1,021	862
3.63%, 02/15/2053	53	43
3.63%, 05/15/2053	53	43
3.75%, 08/15/2041	4	4
3.75%, 11/15/2043	1,577	1,359
3.88%, 08/15/2040	19	17
3.88%, 02/15/2043	34	30
3.88%, 05/15/2043	272	240
4.00%, 11/15/2042	34	31
4.00%, 11/15/2052	53	46
4.13%, 08/15/2044	33	30
4.13%, 08/15/2053	59	53
4.25%, 05/15/2039	9	9
4.25%, 11/15/2040	30	28
4.25%, 02/15/2054	272	249
4.25%, 08/15/2054	81	74
4.38%, 02/15/2038	12	12
4.38%, 11/15/2039	12	12
4.38%, 05/15/2040	10	10
4.38%, 05/15/2041	16	15
4.38%, 08/15/2043 (ff)	142	134
4.50%, 02/15/2036	60	60
4.50%, 05/15/2038	5	5
4.50%, 08/15/2039	11	11
4.50%, 02/15/2044	285	272
4.50%, 11/15/2054	45	43
4.63%, 02/15/2040	15	15
4.63%, 05/15/2044	34	33
4.63%, 11/15/2044	28	27
4.63%, 05/15/2054	69	67
4.75%, 02/15/2037	12	12
4.75%, 02/15/2041	31	31
4.75%, 11/15/2043	47	46
4.75%, 11/15/2053	62	61
5.00%, 05/15/2037	12	12
5.25%, 02/15/2029	365	378
5.38%, 02/15/2031	5	5
U.S. Treasury Inflation Indexed Note, 0.13%, 04/15/2025	49	49

SEE NOTES TO FINANCIAL STATEMENTS.

130	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
U.S. Treasury Obligations — continued
U.S. Treasury Notes,
0.38%, 11/30/2025	36	35
0.38%, 01/31/2026	53	51
0.38%, 07/31/2027	42	38
0.38%, 09/30/2027	54	49
0.50%, 04/30/2027	32	29
0.50%, 05/31/2027	28	26
0.50%, 06/30/2027	35	32
0.50%, 08/31/2027	33	30
0.50%, 10/31/2027	44	40
0.63%, 07/31/2026	3,246	3,067
0.63%, 03/31/2027	39	36
0.63%, 11/30/2027	38	34
0.63%, 12/31/2027	48	43
0.63%, 05/15/2030	71	58
0.63%, 08/15/2030	99	80
0.75%, 03/31/2026	58	56
0.75%, 04/30/2026	58	55
0.75%, 05/31/2026	73	70
0.75%, 08/31/2026	77	73
0.75%, 01/31/2028	59	53
0.88%, 06/30/2026	41	39
0.88%, 09/30/2026	89	84
0.88%, 11/15/2030	101	83
1.00%, 07/31/2028	615	547
1.13%, 10/31/2026	51	48
1.13%, 02/28/2027	39	37
1.13%, 02/29/2028	52	47
1.13%, 08/31/2028	116	103
1.13%, 02/15/2031	100	83
1.25%, 11/30/2026	58	55
1.25%, 12/31/2026	66	62
1.25%, 03/31/2028	30	27
1.25%, 04/30/2028	81	73
1.25%, 05/31/2028	695	628
1.25%, 06/30/2028	198	178
1.25%, 09/30/2028	70	63
1.25%, 08/15/2031	113	92
1.38%, 08/31/2026	4	4
1.38%, 10/31/2028	2,089	1,871
1.38%, 12/31/2028	97	86
1.38%, 11/15/2031	86	70
1.50%, 08/15/2026	41	39
1.50%, 01/31/2027	73	69
1.50%, 11/30/2028	41	37
1.50%, 02/15/2030	7,102	6,166
1.63%, 02/15/2026	46	45
1.63%, 05/15/2026	58	56
1.63%, 09/30/2026	10	10
1.63%, 10/31/2026	23	22
1.63%, 11/30/2026	19	18
1.63%, 08/15/2029	41	36
1.63%, 05/15/2031	93	78

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

1.75%, 12/31/2026	32	30
1.75%, 01/31/2029	47	42
1.75%, 11/15/2029	20	18
1.88%, 06/30/2026	10	10
1.88%, 07/31/2026	10	10
1.88%, 02/28/2027	58	55
1.88%, 02/28/2029	52	47
1.88%, 02/15/2032	72,960	61,363
2.00%, 11/15/2026	46	44
2.13%, 05/31/2026	8	8
2.25%, 03/31/2026	23	22
2.25%, 02/15/2027	46	44
2.25%, 08/15/2027	38	36
2.25%, 11/15/2027	60	57
2.38%, 04/30/2026	19	19
2.38%, 05/15/2027	51	49
2.38%, 03/31/2029	45	42
2.38%, 05/15/2029	47	43
2.50%, 03/31/2027	45	43
2.63%, 05/31/2027	50	48
2.63%, 02/15/2029	61	57
2.63%, 07/31/2029	35	32
2.75%, 04/30/2027	58	56
2.75%, 07/31/2027	44	42
2.75%, 02/15/2028	1,021	975
2.75%, 05/31/2029	41	38
2.75%, 08/15/2032	69,631	61,751
2.88%, 11/30/2025	50	49
2.88%, 05/15/2028	60	57
2.88%, 08/15/2028	70	67
2.88%, 04/30/2029	41	39
2.88%, 05/15/2032	72,585	65,187
3.00%, 07/15/2025	4,000	3,974
3.00%, 10/31/2025	1,185	1,173
3.13%, 08/31/2027	41	40
3.13%, 11/15/2028	2,683	2,567
3.13%, 08/31/2029	32	30
3.25%, 06/30/2027	42	41
3.25%, 06/30/2029	39	37
3.38%, 09/15/2027	90	88
3.38%, 05/15/2033	69,001	63,416
3.50%, 09/30/2026 (ff)	5,743	5,670
3.50%, 01/31/2028	40	39
3.50%, 04/30/2028	20	19
3.50%, 09/30/2029	85	82
3.50%, 01/31/2030	34	33
3.50%, 04/30/2030	30	29
3.50%, 02/15/2033	69,045	64,236
3.63%, 05/15/2026	58	58
3.63%, 03/31/2028	28	27
3.63%, 05/31/2028	30	29
3.63%, 08/31/2029	59	57
3.63%, 03/31/2030	31	30
3.63%, 09/30/2031	64	61

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	131

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
U.S. Treasury Obligations — continued
3.75%, 04/15/2026	36	36
3.75%, 08/15/2027	75	74
3.75%, 12/31/2028	78	76
3.75%, 05/31/2030	39	38
3.75%, 06/30/2030	32	31
3.75%, 12/31/2030	57	55
3.75%, 08/31/2031	40	38
3.88%, 01/15/2026	39	39
3.88%, 10/15/2027	55	55
3.88%, 11/30/2027	73	72
3.88%, 12/31/2027	34	34
3.88%, 09/30/2029	32	31
3.88%, 11/30/2029	28	27
3.88%, 12/31/2029	442	432
3.88%, 08/15/2033	83,827	79,790
3.88%, 08/15/2034	83,709	79,171
4.00%, 12/15/2025	66	66
4.00%, 02/15/2026	58	58
4.00%, 01/15/2027	3,310	3,293
4.00%, 12/15/2027	60	60
4.00%, 02/29/2028	36	36
4.00%, 06/30/2028	36	36
4.00%, 01/31/2029	57	56
4.00%, 07/31/2029	250	246
4.00%, 10/31/2029	39	38
4.00%, 02/28/2030	28	27
4.00%, 07/31/2030	46	45
4.00%, 01/31/2031	113	110
4.00%, 02/15/2034	83,699	80,145
4.13%, 06/15/2026	77	77
4.13%, 02/15/2027	144	144
4.13%, 09/30/2027	62	62
4.13%, 10/31/2027	50	50
4.13%, 11/15/2027	85	85
4.13%, 07/31/2028	137	136
4.13%, 03/31/2029	65	64
4.13%, 10/31/2029	703	695
4.13%, 11/30/2029	75	74
4.13%, 08/31/2030	32	32
4.13%, 03/31/2031	61	60
4.13%, 07/31/2031	43	42
4.13%, 10/31/2031	31	31
4.13%, 11/30/2031 (ee) (ff)	16,553	16,199
4.13%, 11/15/2032	75,188	73,335
4.25%, 05/31/2025	2,515	2,514
4.25%, 11/30/2026	1,478	1,478
4.25%, 12/31/2026	337	337
4.25%, 03/15/2027	106	106
4.25%, 02/28/2029	78	78
4.25%, 06/30/2029	344	342
4.25%, 02/28/2031	61	60
4.25%, 06/30/2031	40	39
4.25%, 11/15/2034	56,254	54,804
4.38%, 08/15/2026	58	58

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

4.38%, 12/15/2026	87	87
4.38%, 07/15/2027	60	60
4.38%, 08/31/2028	19	19
4.38%, 11/30/2028	49	49
4.38%, 12/31/2029	40	40
4.38%, 11/30/2030	3,459	3,446
4.38%, 05/15/2034	83,722	82,453
4.50%, 11/15/2025	19	19
4.50%, 03/31/2026	22	22
4.50%, 07/15/2026	58	58
4.50%, 04/15/2027	130	131
4.50%, 05/15/2027	5,865	5,894
4.50%, 05/31/2029	61	62
4.50%, 12/31/2031	32	32
4.50%, 11/15/2033	79,763	79,414
4.63%, 06/30/2025	540	541
4.63%, 02/28/2026	42	42
4.63%, 03/15/2026	77	77
4.63%, 06/30/2026	4,000	4,021
4.63%, 09/15/2026	52	52
4.63%, 10/15/2026	41	41
4.63%, 11/15/2026	46	46
4.63%, 06/15/2027	84	85
4.63%, 09/30/2028	8	8
4.63%, 04/30/2029	50	50
4.63%, 09/30/2030	32	32
4.63%, 04/30/2031	42	42
4.63%, 05/31/2031	596	601
4.88%, 11/30/2025	1,438	1,446
4.88%, 05/31/2026	40	40
4.88%, 10/31/2028	40	41
4.88%, 10/31/2030	33	34
5.00%, 09/30/2025	13	13
U.S. Treasury STRIP Coupon Bonds,
Zero Coupon, 05/15/2026	5,000	4,716
Zero Coupon, 11/15/2026	5,000	4,616
Zero Coupon, 11/15/2028 (ee) (ff)	12,000	10,093
Zero Coupon, 11/15/2038 (ee)	6,250	3,155
Zero Coupon, 11/15/2041	200	85
Zero Coupon, 05/15/2042	1,055	438
Zero Coupon, 08/15/2045	600	213
Zero Coupon, 11/15/2049	2,555	737
Zero Coupon, 02/15/2052	2,355	627
Zero Coupon, 08/15/2054	2,255	567

Total U.S. Treasury Obligations (Cost $1,000,435)		963,408

Short-Term Investment — 2.2%
Repurchase Agreement — 0.1%
BNP Paribas SA, 4.58%, dated 12/31/2024 due 01/02/2025, repurchase price $6,700 collateralized by U.S. Treasury Security, 2.88%, due 04/30/2029, with a value of $7,251	6,700	6,700

SEE NOTES TO FINANCIAL STATEMENTS.

132	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Short-Term Investment — Continued
Time Deposits — 0.9%
Australia & New Zealand Banking Group Ltd., 3.68%, 01/02/2025	7,777	7,777
BNP Paribas SA,
(0.45%), 01/03/2025	CHF 571	629
0.90%, 01/02/2025	DKK 1,883	262
2.98%, 01/02/2025	AUD 657	406
Brown Brothers Harriman & Co., 1.12%, 01/02/2025	SGD 376	275
2.06%, 01/03/2025	NZD 517	289
2.35%, 01/02/2025	NOK 5,996	527
4.09%, 01/02/2025	HKD 871	112
Citibank NA, 1.71%, 01/02/2025	EUR 12,856	13,317
Royal Bank of Canada, 2.05%, 01/02/2025	CAD 164	114
3.67%, 01/02/2025	GBP 18,773	23,501
3.68%, 01/02/2025	62,804	62,804
Skandinaviska Enskilda Banken AB, (0.93%), 01/02/2025	SEK 3,640	329
Sumitomo Mitsui Banking Corp.,
0.01%, 01/06/2025	JPY 251,444	1,598
3.68%, 01/02/2025	12,536	12,536
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 01/02/2025	2,106	2,106

Total Time Deposits		126,582

U.S. Treasury Obligations — 1.2%
U.S. Treasury Bills,
4.26%, 02/11/2025 (n)	156,425	155,698
4.27%, 03/13/2025 (n) (hh)	324	321
4.27%, 03/20/2025 (n) (hh) (ii)	3,373	3,343
4.46%, 01/30/2025 (n) (ee)	1,472	1,467
4.47%, 02/06/2025 (n)	29	29
4.54%, 01/23/2025 (n) (ee)	616	615

Total U.S. Treasury Obligations		161,473

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Total Short-Term Investments
(Cost $294,726)		294,755

Total Investments, Before Short Positions — 105.0%
(Cost—$14,872,314)		14,303,039
Liabilities in Excess of Other Assets — (5.0)%		(677,831)

NET ASSETS — 100.0%		$13,625,208

Short Positions — 1.6%
Mortgage-Backed Securities — 1.6%
FNMA or FHLMC, Single Family, 15 years,
TBA, 2.00%, 01/01/2040 (w)	200	176
TBA, 3.00%, 01/01/2040 (w)	4,500	4,186
TBA, 3.50%, 01/01/2040 (w)	100	94
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.50%, 02/01/2055 (w)	14,200	11,557
TBA, 3.00%, 01/01/2055 (w)	400	339
TBA, 3.00%, 02/01/2055 (w)	67,900	57,592
TBA, 3.50%, 01/01/2055 (w)	63,765	56,373
TBA, 3.50%, 02/01/2055 (w)	63,765	56,363
TBA, 4.00%, 01/01/2055 (w)	4,900	4,479
TBA, 4.00%, 02/01/2055 (w)	4,600	4,204
TBA, 5.00%, 01/01/2055 (w)	8,700	8,394
GNMA, Single Family, 30 years, TBA, 5.50%, 01/01/2055 (w)	9,757	9,674

Total Mortgage-Backed Securities (Cost $215,260)		213,431

Total Securities Sold Short— 1.6% (Proceeds $215,260)		213,431

Percentages indicated are based on net assets.

Futures contracts outstanding as of December 31, 2024:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro Bund	271	03/2025	EUR	38,059	(600)
Euro Buxl	87	03/2025	EUR	12,665	(708)
Euro Schatz	398	03/2025	EUR	44,136	(30)
SOFR 3 Month	96	03/2027	USD	23,306	(258)
U.S. Treasury 10 Year Note	45	03/2025	USD	4,966	(72)
U.S. Treasury 2 Year Note	63	03/2025	USD	12,956	(2)
U.S. Treasury 5 Year Note	85	03/2025	USD	9,090	(54)
U.S. Treasury Long Bond	240	03/2025	USD	27,938	(616)
U.S. Treasury Ultra Bond	21	03/2025	USD	2,555	(58)

					(2,398)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	133

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of December 31, 2024:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Short Contracts
30 Day Federal Funds Futures	(202)	01/2025	USD	(80,480)	(51)
Euro BOBL	(734)	03/2025	EUR	(90,613)	1,002
Euro Bund	(3)	03/2025	EUR	(424)	9
Euro Schatz	(26)	03/2025	EUR	(2,891)	10
Long Gilt	(55)	03/2025	GBP	(6,524)	161
SOFR 3 Month	(337)	06/2025	USD	(80,838)	106
SOFR 3 Month	(96)	03/2026	USD	(23,311)	258
U.S. Treasury 10 Year Note	(298)	03/2025	USD	(32,928)	520
U.S. Treasury 2 Year Note	(90)	03/2025	USD	(18,496)	(8)
U.S. Treasury 5 Year Note	(125)	03/2025	USD	(13,391)	103
U.S. Ultra Treasury 10 Year Note	(107)	03/2025	USD	(12,092)	181

					2,291

Total unrealized appreciation (depreciation)					(107)

Forward foreign currency exchange contracts outstanding as of December 31, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	19,801	AUD	30,450	Royal Bank of Canada	01/03/2025	954
USD	377	AUD	580	Toronto-Dominion Bank (The)	01/03/2025	18
USD	70,188	AUD	107,950	UBS AG London	01/03/2025	3,372
USD	4,297	CHF	3,772	Bank of America, NA	01/03/2025	141
USD	182	CHF	160	Bank of America, NA	01/03/2025	6
USD	672	CHF	590	Bank of America, NA	01/03/2025	22
USD	433	CHF	380	Bank of America, NA	01/03/2025	14
USD	22,488	CHF	19,740	Bank of America, NA	01/03/2025	737
USD	91	CHF	80	UBS AG London	01/03/2025	3
USD	5,794	CHF	5,110	UBS AG London	01/03/2025	164
USD	3,507	CHF	3,110	UBS AG London	01/03/2025	81
USD	46	CHF	40	UBS AG London	01/03/2025	1
USD	23	CHF	20	UBS AG London	01/03/2025	1
USD	5,966	CHF	5,250	UBS AG London	01/03/2025	181
USD	1,822,190	CNY	13,151,700	Brown Brothers Harriman & Co.*	01/03/2025	20,402
CNY	122,900	USD	16,836	Brown Brothers Harriman & Co.*	01/03/2025	1
USD	51,130	CNY	369,000	Brown Brothers Harriman & Co.*	01/03/2025	577
USD	665	CZK	15,880	Bank of America, NA	01/03/2025	12
USD	16,483	CZK	393,593	Goldman Sachs International	01/03/2025	304
USD	3,862	CZK	92,290	UBS AG London	01/03/2025	69
USD	4,323	CZK	103,170	UBS AG London	01/03/2025	83
USD	119	CZK	2,840	UBS AG London	01/03/2025	2
USD	2,461	CZK	58,860	UBS AG London	01/03/2025	42
USD	442	DKK	3,130	Bank of America, NA	01/03/2025	8
USD	218	DKK	1,540	Bank of America, NA	01/03/2025	5
USD	1,547	DKK	10,899	Citibank, NA	01/03/2025	33
USD	12,444	DKK	87,655	Citibank, NA	01/03/2025	268

SEE NOTES TO FINANCIAL STATEMENTS.

134	SIX CIRCLES TRUST	DECEMBER 31, 2024

Forward foreign currency exchange contracts outstanding as of December 31, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	2,378	DKK	16,860	UBS AG London	01/03/2025	36
USD	1,757	DKK	12,500	UBS AG London	01/03/2025	21
USD	9	DKK	60	UBS AG London	01/03/2025	—	(h)
USD	1,287	DKK	9,140	UBS AG London	01/03/2025	17
USD	20,967	EUR	20,000	Bank of America, NA	01/03/2025	250
USD	49,096	EUR	46,420	Bank of America, NA	01/03/2025	1,012
USD	6,081	EUR	5,800	Bank of America, NA	01/03/2025	73
USD	7,635	EUR	7,250	Bank of America, NA	01/03/2025	125
USD	423	EUR	400	Bank of America, NA	01/03/2025	9
USD	30,365	EUR	28,710	Bank of America, NA	01/03/2025	626
USD	5,301	EUR	5,030	Bank of America, NA	01/03/2025	90
USD	408,663	EUR	386,390	Bank of America, NA	01/03/2025	8,421
USD	700	EUR	674	Bank of America, NA	01/03/2025	2
USD	74	EUR	70	Bank of America, NA	01/03/2025	1
USD	52,882	EUR	50,000	Bank of America, NA	01/03/2025	1,090
USD	23,963	EUR	22,671	Bank of New York Mellon	01/03/2025	480
USD	1,260,099	EUR	1,193,001	Bank of New York Mellon	01/03/2025	24,329
USD	2,533,854	EUR	2,398,931	Bank of New York Mellon	01/03/2025	48,922
USD	31,105	EUR	29,410	Barclays Bank plc	01/03/2025	641
USD	408,662	EUR	386,390	Barclays Bank plc	01/03/2025	8,420
USD	39,366	EUR	37,220	Barclays Bank plc	01/03/2025	812
USD	133,558	EUR	126,245	Citibank, NA	01/03/2025	2,787
USD	85	EUR	80	Citibank, NA	01/03/2025	2
USD	37,361	EUR	35,325	Goldman Sachs International	01/03/2025	770
USD	409,886	EUR	387,547	Standard Chartered Bank	01/03/2025	8,446
USD	273	EUR	260	UBS AG London	01/03/2025	4
USD	273,610	EUR	258,800	UBS AG London	01/03/2025	5,532
USD	32	EUR	30	UBS AG London	01/03/2025	—	(h)
USD	201	EUR	190	UBS AG London	01/03/2025	4
USD	53	EUR	50	UBS AG London	01/03/2025	1
USD	391,828	EUR	372,640	UBS AG London	01/03/2025	5,829
USD	236,128	EUR	225,260	UBS AG London	01/03/2025	2,792
USD	389,124	EUR	370,620	UBS AG London	01/03/2025	5,218
USD	11,528	GBP	9,070	Bank of America, NA	01/03/2025	173
USD	940	GBP	750	Bank of America, NA	01/03/2025	1
USD	5,097	GBP	4,010	Bank of America, NA	01/03/2025	77
USD	7,172	GBP	5,650	Bank of America, NA	01/03/2025	99
USD	110,992	GBP	87,325	Bank of America, NA	01/03/2025	1,670
USD	357	GBP	280	Bank of New York Mellon	01/03/2025	7
USD	7,639	GBP	6,010	BNP Paribas	01/03/2025	115
USD	110,992	GBP	87,325	BNP Paribas	01/03/2025	1,670
USD	5,097	GBP	4,010	BNP Paribas	01/03/2025	77
USD	111,314	GBP	87,580	Deutsche Bank AG	01/03/2025	1,673
USD	2,777	GBP	2,183	Goldman Sachs International	01/03/2025	44
USD	3,178	GBP	2,500	Goldman Sachs International	01/03/2025	48
USD	15,379	GBP	12,100	Goldman Sachs International	01/03/2025	231
USD	1,319	GBP	1,050	Standard Chartered Bank	01/03/2025	4
USD	175	GBP	140	Toronto-Dominion Bank (The)	01/03/2025	–	(h)
USD	305	GBP	240	Toronto-Dominion Bank (The)	01/03/2025	4
USD	397,914	GBP	313,467	UBS AG London	01/03/2025	5,484
USD	678	GBP	534	UBS AG London	01/03/2025	10
USD	77,294	GBP	60,660	UBS AG London	01/03/2025	1,354

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	135

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of December 31, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	1,300	GBP	1,020	UBS AG London	01/03/2025	23
USD	548	GBP	430	UBS AG London	01/03/2025	9
USD	77,225	GBP	60,620	UBS AG London	01/03/2025	1,335
USD	890	GBP	700	UBS AG London	01/03/2025	13
USD	47,624	GBP	37,530	UBS AG London	01/03/2025	640
USD	329,252	GBP	259,312	UBS AG London	01/03/2025	4,619
USD	692	HUF	272,430	Goldman Sachs International	01/03/2025	6
USD	8,713	HUF	3,408,277	Morgan Stanley & Co.	01/03/2025	132
USD	1,609	HUF	629,290	UBS AG London	01/03/2025	25
USD	239	HUF	93,400	UBS AG London	01/03/2025	4
USD	1,893	HUF	740,400	UBS AG London	01/03/2025	28
USD	442	NOK	4,890	Bank of America, NA	01/03/2025	13
USD	1,056	NOK	11,770	UBS AG London	01/03/2025	22
USD	2,430	NOK	27,150	UBS AG London	01/03/2025	45
USD	7,931	NOK	87,860	UBS AG London	01/03/2025	213
USD	1,289	NOK	14,390	UBS AG London	01/03/2025	25
USD	90	NOK	1,010	UBS AG London	01/03/2025	2
USD	11,113	NZD	18,792	Bank of America, NA	01/03/2025	599
USD	447	PLN	1,820	Bank of America, NA	01/03/2025	6
USD	1,773	PLN	7,220	Bank of America, NA	01/03/2025	25
USD	24,459	PLN	99,685	Goldman Sachs International	01/03/2025	324
USD	64	PLN	260	UBS AG London	01/03/2025	1
USD	6,093	PLN	24,810	UBS AG London	01/03/2025	86
USD	3,851	PLN	15,730	UBS AG London	01/03/2025	42
USD	4,581	PLN	18,600	UBS AG London	01/03/2025	77
USD	12,806	RON	60,425	Morgan Stanley & Co.	01/03/2025	227
USD	2,893	RON	13,710	UBS AG London	01/03/2025	39
USD	1,752	RON	8,320	UBS AG London	01/03/2025	20
USD	1,068	RON	5,060	UBS AG London	01/03/2025	15
USD	13,752	SEK	149,695	Bank of America, NA	01/03/2025	222
USD	195	SEK	2,120	Bank of America, NA	01/03/2025	3
USD	3,575	SEK	38,912	Bank of America, NA	01/03/2025	58
USD	22	SEK	240	UBS AG London	01/03/2025	—	(h)
USD	128	SEK	1,400	UBS AG London	01/03/2025	1
USD	1,890	SEK	20,740	UBS AG London	01/03/2025	16
USD	2,580	SEK	28,300	UBS AG London	01/03/2025	22
USD	2,458	SEK	27,030	UBS AG London	01/03/2025	15
USD	15,483	SGD	20,721	Bank of America, NA	01/03/2025	310
THB	953,170	USD	27,756	Goldman Sachs International	01/03/2025	201
USD	101	JPY	15,210	Bank of America, NA	01/07/2025	5
USD	1,066	JPY	159,820	Bank of America, NA	01/07/2025	50
USD	3,178	JPY	476,830	Bank of America, NA	01/07/2025	146
USD	765,469	JPY	114,473,646	Deutsche Bank AG	01/07/2025	37,589
USD	135	CAD	189	Citibank, NA	01/10/2025	4
USD	1,882	EUR	1,779	Bank of America, NA	01/10/2025	39
USD	3,296	EUR	3,115	Barclays Bank plc	01/10/2025	68
USD	814	EUR	782	Barclays Bank plc	01/10/2025	4
USD	116,926	EUR	111,472	Barclays Bank plc	01/10/2025	1,425
EUR	1,519	USD	1,573	Barclays Bank plc	01/10/2025	1
USD	65,032	EUR	61,830	Citibank, NA	01/10/2025	967
USD	575	EUR	545	Citibank, NA	01/10/2025	11
USD	117,245	EUR	111,472	Citibank, NA	01/10/2025	1,744

SEE NOTES TO FINANCIAL STATEMENTS.

136	SIX CIRCLES TRUST	DECEMBER 31, 2024

Forward foreign currency exchange contracts outstanding as of December 31, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	56	EUR	54	Citibank, NA	01/10/2025	1
EUR	1,211	USD	1,255	Citibank, NA	01/10/2025	–	(h)
USD	55	EUR	52	HSBC Bank plc	01/10/2025	1
USD	64,855	EUR	61,830	HSBC Bank plc	01/10/2025	790
USD	503	EUR	478	HSBC Bank plc	01/10/2025	8
USD	564	EUR	535	HSBC Bank plc	01/10/2025	9
USD	3,625	EUR	3,455	Morgan Stanley & Co.	01/10/2025	45
USD	1,020	GBP	815	Bank of America, NA	01/10/2025	–	(h)
USD	438	GBP	345	Barclays Bank plc	01/10/2025	7
USD	54,987	JPY	8,432,398	Bank of America, NA	01/10/2025	1,351
USD	2,148	DKK	15,190	Morgan Stanley & Co.	01/15/2025	37
USD	107,703	EUR	101,653	Deutsche Bank AG	01/15/2025	2,354
USD	192	AUD	302	Bank of America, NA	01/21/2025	5
USD	6,464	AUD	9,664	Citibank, NA	01/21/2025	482
USD	382	CAD	537	HSBC Bank plc	01/21/2025	9
USD	10,874	CAD	14,961	Morgan Stanley & Co.	01/21/2025	459
USD	1,580	CHF	1,348	HSBC Bank plc	01/21/2025	91
USD	478	CZK	11,023	Bank of America, NA	01/21/2025	25
USD	476	CZK	11,023	Citibank, NA	01/21/2025	23
USD	681	DKK	4,651	Citibank, NA	01/21/2025	35
USD	444	HUF	163,362	Citibank, NA	01/21/2025	33
USD	2,403	JPY	361,524	Barclays Bank plc	01/21/2025	100
USD	339	NOK	3,663	HSBC Bank plc	01/21/2025	17
USD	139	NZD	242	HSBC Bank plc	01/21/2025	4
USD	692	NZD	1,136	HSBC Bank plc	01/21/2025	56
USD	835	PLN	3,307	HSBC Bank plc	01/21/2025	35
USD	575	RON	2,629	Barclays Bank plc	01/21/2025	28
USD	1,119	SEK	11,538	Barclays Bank plc	01/21/2025	75
USD	17,152	AUD	27,670	Bank of America, NA	02/04/2025	25
USD	14,830	AUD	23,935	Bank of New York Mellon	02/04/2025	15
USD	15,804	AUD	25,455	Bank of New York Mellon	02/04/2025	48
USD	5,350	AUD	8,640	Deutsche Bank AG	02/04/2025	2
USD	297	AUD	480	Morgan Stanley & Co.	02/04/2025	–	(h)
USD	25,709	AUD	41,505	Royal Bank of Canada	02/04/2025	18
USD	12,262	AUD	19,785	UBS AG London	02/04/2025	16
USD	37,983	CHF	34,260	Bank of America, NA	02/04/2025	93
USD	244	CHF	220	Bank of America, NA	02/04/2025	–	(h)
USD	4,426	CHF	3,992	Bank of America, NA	02/04/2025	11
USD	2,436	CHF	2,200	Bank of America, NA	02/04/2025	2
USD	27,626	CZK	666,633	UBS AG London	02/04/2025	211
USD	1,747	DKK	12,499	Bank of America, NA	02/04/2025	8
USD	18,071	DKK	129,285	Bank of America, NA	02/04/2025	82
USD	24,447	EUR	23,491	Bank of America, NA	02/04/2025	82
USD	2,734,968	EUR	2,626,986	Bank of New York Mellon	02/04/2025	10,229
USD	2,613,232	EUR	2,510,056	Bank of New York Mellon	02/04/2025	9,774
EUR	3,670	USD	3,805	Goldman Sachs International	02/04/2025	1
EUR	13,270	USD	13,759	Goldman Sachs International	02/04/2025	5
USD	543,068	GBP	433,352	Bank of America, NA	02/04/2025	704
USD	2,429	GBP	1,940	Bank of America, NA	02/04/2025	1
USD	411,046	GBP	328,067	Bank of America, NA	02/04/2025	452
USD	669	GBP	534	Bank of New York Mellon	02/04/2025	1
USD	117,649	GBP	93,965	BNP Paribas	02/04/2025	47

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	137

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of December 31, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	117,994	GBP	94,243	Deutsche Bank AG	02/04/2025	43
USD	117,645	GBP	93,965	UBS AG London	02/04/2025	43
USD	765	HKD	5,940	Bank of America, NA	02/04/2025	–	(h)
USD	13,017	HUF	5,143,797	Goldman Sachs International	02/04/2025	88
USD	37,248	JPY	5,834,490	Deutsche Bank AG	02/04/2025	22
USD	730,908	JPY	114,159,866	Deutsche Bank AG	02/04/2025	2,537
USD	12,992	NOK	147,070	Bank of America, NA	02/04/2025	73
USD	532	NZD	950	Deutsche Bank AG	02/04/2025	1
USD	106	NZD	190	Goldman Sachs International	02/04/2025	–	(h)
USD	10,537	NZD	18,792	UBS AG London	02/04/2025	21
USD	40,906	PLN	168,125	Goldman Sachs International	02/04/2025	247
USD	18,306	RON	87,515	Goldman Sachs International	02/04/2025	124
USD	20,676	SEK	227,165	Bank of America, NA	02/04/2025	108
USD	3,756	SEK	41,272	Bank of America, NA	02/04/2025	20
USD	323	SGD	440	Deutsche Bank AG	02/04/2025	–	(h)
USD	15,221	SGD	20,721	UBS AG London	02/04/2025	28
USD	329	CLP	319,372	Citibank, NA*	03/19/2025	8
USD	49,634	CNH	360,236	Goldman Sachs International	03/19/2025	453
USD	964	IDR	15,451,037	Citibank, NA*	03/19/2025	7
USD	34,492	IDR	552,966,242	Goldman Sachs International*	03/19/2025	234
USD	817	ILS	2,907	Barclays Bank plc	03/19/2025	16
USD	92,040	KRW	131,234,730	Goldman Sachs International*	03/19/2025	2,644
USD	1,722	MXN	35,232	HSBC Bank plc	03/19/2025	53
USD	31,268	MYR	138,500	Goldman Sachs International*	03/19/2025	210
USD	1,382	MYR	6,136	Morgan Stanley & Co.*	03/19/2025	6
USD	209	PEN	778	Bank of America, NA*	03/19/2025	2
USD	1,267	SGD	1,689	Barclays Bank plc	03/19/2025	26
USD	1,418	THB	48,057	HSBC Bank plc	03/19/2025	1

Total unrealized appreciation						253,442

AUD	630	USD	411	Bank of America, NA	01/03/2025	(21)
AUD	27,670	USD	17,151	Bank of America, NA	01/03/2025	(25)
AUD	25,455	USD	15,803	Bank of New York Mellon	01/03/2025	(48)
AUD	23,935	USD	14,830	Bank of New York Mellon	01/03/2025	(15)
AUD	41,505	USD	25,708	Royal Bank of Canada	01/03/2025	(18)
AUD	19,785	USD	12,262	UBS AG London	01/03/2025	(16)
CHF	3,992	USD	4,410	Bank of America, NA	01/03/2025	(11)
CHF	34,260	USD	37,845	Bank of America, NA	01/03/2025	(95)
CNY	27,000	USD	3,711	Brown Brothers Harriman & Co.*	01/03/2025	(13)
CNY	27,000	USD	3,725	Brown Brothers Harriman & Co.*	01/03/2025	(26)
CNY	23,500	USD	3,220	Brown Brothers Harriman & Co.*	01/03/2025	(–)	(h)
CNY	13,456,700	USD	1,843,762	Brown Brothers Harriman & Co.*	01/03/2025	(190)
CNY	10,000	USD	1,375	Brown Brothers Harriman & Co.*	01/03/2025	(5)
CZK	666,633	USD	27,613	UBS AG London	01/03/2025	(211)
DKK	129,285	USD	18,042	Bank of America, NA	01/03/2025	(83)
DKK	12,499	USD	1,744	Bank of America, NA	01/03/2025	(8)
EUR	23,491	USD	24,416	Bank of America, NA	01/03/2025	(83)
EUR	2,510,056	USD	2,609,956	Bank of New York Mellon	01/03/2025	(9,916)
EUR	2,626,986	USD	2,731,540	Bank of New York Mellon	01/03/2025	(10,377)
EUR	470,000	USD	497,273	Barclays Bank plc	01/03/2025	(10,424)
EUR	470,000	USD	497,283	Barclays Bank plc	01/03/2025	(10,433)
EUR	860	USD	909	Barclays Bank plc	01/03/2025	(18)
EUR	490	USD	518	Barclays Bank plc	01/03/2025	(10)

SEE NOTES TO FINANCIAL STATEMENTS.

138	SIX CIRCLES TRUST	DECEMBER 31, 2024

Forward foreign currency exchange contracts outstanding as of December 31, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
EUR	292,857	USD	309,845	Barclays Bank plc	01/03/2025	(6,489)
EUR	662	USD	700	UBS AG London	01/03/2025	(14)
GBP	328,067	USD	411,160	Bank of America, NA	01/03/2025	(453)
GBP	433,352	USD	543,207	Bank of America, NA	01/03/2025	(694)
GBP	370	USD	470	Bank of New York Mellon	01/03/2025	(7)
GBP	534	USD	669	Bank of New York Mellon	01/03/2025	(1)
GBP	93,965	USD	117,682	BNP Paribas	01/03/2025	(47)
GBP	94,243	USD	118,030	Deutsche Bank AG	01/03/2025	(47)
GBP	93,965	USD	117,682	UBS AG London	01/03/2025	(47)
USD	763	HKD	5,940	Bank of America, NA	01/03/2025	(1)
HKD	5,940	USD	765	Bank of America, NA	01/03/2025	(—)	(h)
HUF	5,143,797	USD	13,039	Goldman Sachs International	01/03/2025	(88)
NOK	147,070	USD	12,993	Bank of America, NA	01/03/2025	(73)
NZD	18,792	USD	10,535	UBS AG London	01/03/2025	(21)
PLN	168,125	USD	40,952	Goldman Sachs International	01/03/2025	(246)
RON	87,515	USD	18,338	Goldman Sachs International	01/03/2025	(118)
SEK	41,272	USD	3,750	Bank of America, NA	01/03/2025	(20)
SEK	227,165	USD	20,641	Bank of America, NA	01/03/2025	(109)
SGD	20,721	USD	15,201	UBS AG London	01/03/2025	(28)
USD	25,751	THB	881,290	Goldman Sachs International	01/03/2025	(97)
USD	2,104	THB	71,880	UBS AG London	01/03/2025	(5)
JPY	348,030	USD	2,329	Bank of New York Mellon	01/07/2025	(116)
JPY	114,159,866	USD	728,479	Deutsche Bank AG	01/07/2025	(2,594)
JPY	617,610	USD	4,132	Goldman Sachs International	01/07/2025	(205)
AUD	605	USD	390	Bank of America, NA	01/10/2025	(15)
EUR	5,360	USD	5,654	Barclays Bank plc	01/10/2025	(100)
USD	16,073	GBP	12,841	Barclays Bank plc	01/10/2025	(2)
USD	33,861	GBP	27,052	Barclays Bank plc	01/10/2025	(4)
GBP	175	USD	222	Barclays Bank plc	01/10/2025	(3)
GBP	531	USD	665	Goldman Sachs International	01/10/2025	(—)	(h)
JPY	106,371	USD	712	Bank of America, NA	01/10/2025	(35)
JPY	245,511	USD	1,666	Goldman Sachs International	01/21/2025	(102)
EUR	673	USD	700	Bank of America, NA	02/04/2025	(2)
USD	373	EUR	360	Bank of America, NA	02/04/2025	(—)	(h)
GBP	9,640	USD	12,070	BNP Paribas	02/04/2025	(5)
USD	2,423	PLN	10,020	Bank of America, NA	02/04/2025	(—)	(h)
SEK	390	USD	35	Goldman Sachs International	02/04/2025	(—)	(h)
USD	2,049	THB	69,780	Deutsche Bank AG	02/04/2025	(1)
USD	27,756	THB	953,170	Goldman Sachs International	02/04/2025	(250)
USD	53,263	CNY	387,900	Brown Brothers Harriman & Co.*	02/06/2025	(17)
USD	1,848,217	CNY	13,456,700	Brown Brothers Harriman & Co.*	02/06/2025	(145)
CNH	9,729	USD	1,345	HSBC Bank plc	03/19/2025	(17)
USD	1,207	CNH	8,849	Morgan Stanley & Co.	03/19/2025	(1)
USD	1,804	IDR	29,253,870	Bank of America, NA*	03/19/2025	(9)
KRW	996,606	USD	699	Citibank, NA*	03/19/2025	(21)
USD	1,583	MYR	7,060	Morgan Stanley & Co.*	03/19/2025	(—)	(h)

Total unrealized depreciation						(54,295)

Net unrealized appreciation (depreciation)						199,147

*	Non-deliverable forward.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	139

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Interest Rate Swaps contracts outstanding as of December 31, 2024:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	2.44% quarterly	Pay	Morgan Stanley & Co.	11/17/2030	MYR	5,000	(—	)(h)	(68)	(68)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.88% quarterly	Pay	Morgan Stanley & Co.	11/23/2030	MYR	1,030	—		4	4
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.81% quarterly	Pay	Goldman Sachs	05/17/2031	MYR	2,300	—		6	6
CFETS China Fixing Repo Rates 7 Day	2.36% quarterly	Pay	Morgan Stanley & Co.	09/01/2030	CNY	7,000	—		49	49

Total							(—	)(h)	(9)	(9)

Centrally Cleared Interest Rate Swap contracts outstanding as of December 31, 2024:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Bank of Israel Tel Aviv Interbank Offered 3 Month	4.22% annually	Pay	05/17/2029	ILS	1,820	(—	)(h)	12	12
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% semi-annually	Pay	12/03/2025	JPY	140,000	(—	)(h)	(4)	(4)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.24% annually	Pay	02/02/2026	JPY	120,000	—	(h)	(2)	(2)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2027	JPY	400,000	(31)		(18)	(49)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2028	JPY	975,000	(162)		(14)	(176)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.65% annually	Pay	07/08/2029	JPY	365,000	(—	)(h)	(7)	(7)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Receive	07/08/2029	JPY	25,000	6		— (h)	6
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Receive	07/08/2030	JPY	780,000	257		(21)	236
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% semi-annually	Pay	12/03/2030	JPY	143,500	(—	)(h)	(31)	(31)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.05% annually	Pay	07/08/2032	JPY	120,000	(40)		(8)	(48)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% annually	Pay	07/08/2033	JPY	245,000	(97)		(13)	(110)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.01% annually	Pay	07/08/2034	JPY	200,000	(95)		(23)	(118)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.15% annually	Pay	07/08/2037	JPY	135,000	(78)		(27)	(105)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% annually	Pay	07/08/2043	JPY	210,000	(225)		(47)	(272)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.55% annually	Pay	07/08/2044	JPY	250,000	(2)		4	2
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.45% annually	Pay	07/08/2048	JPY	115,000	(141)		(42)	(183)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.75% annually	Pay	07/08/2054	JPY	195,000	(8)		(7)	(15)

SEE NOTES TO FINANCIAL STATEMENTS.

140	SIX CIRCLES TRUST	DECEMBER 31, 2024

Centrally Cleared Interest Rate Swap contracts outstanding as of December 31, 2024:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.45% annually	Pay	07/08/2054	JPY	255,000	(463)	(62)	(525)
BBSW ASX Australian 6 Month	2.50% semi-annually	Pay	12/03/2025	AUD	3,390	269	(307)	(38)
BBSW ASX Australian 6 Month	2.55% semi-annually	Pay	12/03/2026	AUD	770	(26)	12	(14)
BBSW ASX Australian 6 Month	2.75% semi-annually	Pay	12/03/2030	AUD	1,035	144	(191)	(47)
BBSW ASX Australian 6 Month	2.75% semi-annually	Pay	12/03/2031	AUD	1,270	(82)	13	(69)
BBSW ASX Australian 6 Month	2.80% semi-annually	Pay	12/03/2033	AUD	3,695	(326)	69	(257)
BBSW ASX Australian 6 Month	2.80% semi-annually	Pay	12/03/2033	AUD	485	(42)	8	(34)
BBSW ASX Australian 6 Month	2.85% semi-annually	Pay	12/03/2034	AUD	520	(45)	6	(39)
Canadian Overnight Repo Rate Average	3.85% semi-annually	Pay	12/03/2026	CAD	4,285	2	60	62
Canadian Overnight Repo Rate Average	3.65% semi-annually	Pay	12/03/2027	CAD	10,850	133	67	200
Canadian Overnight Repo Rate Average	3.50% semi-annually	Pay	12/03/2029	CAD	3,550	56	33	89
Canadian Overnight Repo Rate Average	3.45% semi-annually	Pay	12/03/2032	CAD	3,490	40	62	102
Canadian Overnight Repo Rate Average	3.50% semi-annually	Pay	12/03/2033	CAD	800	(2)	28	26
Canadian Overnight Repo Rate Average	3.50% semi-annually	Pay	12/03/2034	CAD	4,115	107	29	136
Canadian Overnight Repo Rate Average	3.55% semi-annually	Pay	12/03/2042	CAD	1,895	56	16	72
Canadian Overnight Repo Rate Average	3.40% semi-annually	Pay	12/03/2049	CAD	480	(1)	19	18
Canadian Overnight Repo Rate Average	3.35% semi-annually	Pay	12/03/2051	CAD	220	9	(1)	8
Canadian Overnight Repo Rate Average	3.30% semi-annually	Pay	12/03/2052	CAD	1,510	36	14	50
Canadian Overnight Repo Rate Average	3.30% semi-annually	Pay	12/03/2053	CAD	860	23	8	31
Canadian Overnight Repo Rate Average	3.25% semi-annually	Pay	12/03/2054	CAD	275	(2)	11	9
CFETS China Fixing Repo Rates 7 Day	2.30% quarterly	Pay	05/11/2025	CNY	19,045	12	(4)	8
CFETS China Fixing Repo Rates 7 Day	2.81% quarterly	Pay	04/12/2026	CNY	3,590	— (h)	10	10
CFETS China Fixing Repo Rates 7 Day	2.40% quarterly	Pay	05/11/2026	CNY	23,000	34	9	43
CFETS China Fixing Repo Rates 7 Day	2.60% quarterly	Pay	05/11/2028	CNY	91,220	206	303	509
CFETS China Fixing Repo Rates 7 Day	2.40% quarterly	Pay	12/06/2028	CNY	5,000	11	16	27
CFETS China Fixing Repo Rates 7 Day	2.65% quarterly	Pay	05/10/2029	CNY	134,160	775	211	986
CFETS China Fixing Repo Rates 7 Day	1.59% quarterly	Pay	12/02/2029	CNY	18,000	—	22	22
Colombia IBR Overnight Nominal Interbank Reference Rate	7.81% quarterly	Pay	05/21/2029	COP	1,000,000	— (h)	(7)	(7)
Colombia IBR Overnight Nominal Interbank Reference Rate	4.44% quarterly	Pay	09/10/2030	COP	2,257,000	— (h)	(103)	(103)
Copenhagen Interbank Offered Rates 6 Month	3.20% annually	Pay	07/10/2034	DKK	1,000	6	2	8
Czech Interbank Offered Rates 6 Month	3.51% annually	Pay	03/20/2031	CZK	13,830	(13)	16	3
ESTR Volume Weighted Trimmed Mean Rate	1.20% annually	Pay	05/11/2052	EUR	1,810	(182)	(230)	(412)
GPW Benchmark WIBID/WIBOR PLN 6 Months	4.82% annually	Pay	11/28/2030	PLN	1,000	— (h)	(3)	(3)
GPW Benchmark WIBID/WIBOR PLN 6 Months	4.35% annually	Pay	05/11/2031	PLN	1,690	(14)	7	(7)
KRW Certificate of Deposit 3 Month	1.00% quarterly	Pay	09/01/2025	KRW	2,400,000	— (h)	(24)	(24)
KRW Certificate of Deposit 3 Month	3.14% quarterly	Pay	04/19/2028	KRW	860,000	— (h)	7	7
KRW Certificate of Deposit 3 Month	1.07% quarterly	Pay	04/27/2030	KRW	200,000	(8)	(4)	(12)
KRW Certificate of Deposit 3 Month	0.97% quarterly	Pay	08/14/2030	KRW	2,100,000	— (h)	(137)	(137)
KRW Certificate of Deposit 3 Month	0.94% quarterly	Pay	08/19/2030	KRW	5,075,000	(82)	(249)	(331)
KRW Certificate of Deposit 3 Month	2.82% quarterly	Pay	04/28/2032	KRW	1,245,595	(13)	16	3
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	03/10/2033	KRW	1,868,660	(16)	52	36
KRW Certificate of Deposit 3 Month	3.61% quarterly	Pay	11/24/2033	KRW	805,000	— (h)	36	36
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	03/10/2034	KRW	2,961,000	7	55	62
KRW Certificate of Deposit 3 Month	3.20% quarterly	Pay	03/10/2035	KRW	1,165,000	28	1	29
KRW Certificate of Deposit 3 Month	3.10% quarterly	Pay	03/10/2043	KRW	161,125	(3)	10	7
Mexico Interbank TIIE 1 Day	9.10% Lunar Month	Pay	12/06/2034	MXN	4,000	3	(7)	(4)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	141

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of December 31, 2024:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.85% annually	Pay	05/06/2031	HUF	60,000	4		2	6
NZFM New Zealand Bank Bill 3 Month FRA	4.40% semi-annually	Pay	05/08/2034	NZD	250	5		1	6
Norway Interbank Offered Rate Fixing 6 Month	3.85% annually	Pay	07/10/2034	NOK	1,300	3		(5)	(2)
NZD Bank Bill 3 Months	4.24% semi-annually	Pay	06/30/2032	NZD	500	(6)		15	9
Singapore Domestic Interbank Overnight Rate Average	2.65% semi-annually	Pay	09/10/2030	SGD	400	—	(h)	(1)	(1)
Singapore Domestic Interbank Overnight Rate Average	3.24% semi-annually	Pay	05/03/2034	SGD	300	4		5	9
SONIA Interest Rate Benchmark	0.45% annually	Pay	03/31/2026	GBP	1,250	—	(h)	(129)	(129)
SONIA Interest Rate Benchmark	1.00% annually	Receive	05/08/2026	GBP	1,330	(115)		(1)	(116)
SONIA Interest Rate Benchmark	1.10% annually	Receive	05/08/2029	GBP	2,010	(308)		(49)	(357)
SONIA Interest Rate Benchmark	1.10% annually	Receive	05/08/2030	GBP	4,590	1,148		(202)	946
SONIA Interest Rate Benchmark	3.90% annually	Receive	05/08/2031	GBP	1,145	(19)		40	21
SONIA Interest Rate Benchmark	3.85% annually	Pay	05/08/2032	GBP	450	(1	)(h)	(10)	(11)
SONIA Interest Rate Benchmark	1.15% annually	Receive	05/08/2033	GBP	165	(51)		4	(47)
SONIA Interest Rate Benchmark	1.20% annually	Pay	05/08/2038	GBP	345	(140)		(1)	(141)
SONIA Interest Rate Benchmark	3.90% annually	Receive	05/08/2039	GBP	1,470	(28)		98	70
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2039	GBP	1,080	(468)		11	(457)
SONIA Interest Rate Benchmark	1.25% annually	Receive	05/08/2043	GBP	895	381		71	452
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2046	GBP	1,865	299		(1,336)	(1,037)
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2048	GBP	1,155	(638)		(38)	(676)
SONIA Interest Rate Benchmark	3.90% annually	Pay	05/08/2054	GBP	820	(8)		(56)	(64)
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2054	GBP	950	(579)		(41)	(620)
Stockholm Interbank Offered Rates 3 Month	3.15% annually	Pay	07/10/2032	SEK	2,000	11		(3)	8
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2030	CHF	1,700	80		116	196
Swiss Average Rate ON Intraday Value	0.13% annually	Pay	11/05/2031	CHF	260	—	(h)	(3)	(3)
Swiss Average Rate ON Intraday Value	1.91% annually	Pay	03/31/2033	CHF	400	—	(h)	61	61
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2034	CHF	440	41		37	78
Thailand Overnight Repo Rate ON	1.15% quarterly	Pay	11/19/2030	THB	31,000	—	(h)	(46)	(46)
Thailand Overnight Repo Rate ON	2.86% quarterly	Pay	04/23/2034	THB	15,000	—	(h)	23	23
Thailand Overnight Repo Rate ON	2.35% quarterly	Pay	09/10/2034	THB	15,000	1		2	3
Thailand Overnight Repo Rate ON	2.17% quarterly	Pay	12/16/2034	THB	7,000	(1)		(1)	(2)
United States SOFR	1.75% annually	Pay	06/15/2025	USD	15,200	(730)		273	(457)
United States SOFR	3.50% annually	Receive	06/21/2026	USD	5,500	130		(34)	96
United States SOFR	3.75% annually	Pay	12/18/2026	USD	21,400	143		(284)	(141)
United States SOFR	2.00% annually	Receive	12/21/2027	USD	5,400	449		(136)	313
United States SOFR	1.22% annually	Receive	08/15/2028	USD	5,797	—	(h)	633	633
United States SOFR	1.50% semi-annually	Pay	12/15/2028	USD	27,300	(3,606)		764	(2,842)
United States SOFR	4.25% annually	Receive	03/20/2029	USD	15,800	(512)		512	0 (h)
United States SOFR	3.75% annually	Pay	12/18/2029	USD	18,000	256		(498)	(242)
United States SOFR	3.50% annually	Pay	12/20/2030	USD	14,000	484		(76)	408
United States SOFR	3.75% annually	Receive	06/20/2031	USD	2,500	14		47	61
United States SOFR	3.75% annually	Receive	06/20/2031	USD	19,200	(121)		(345)	(466)
United States SOFR	3.50% annually	Receive	12/20/2033	USD	45,100	2,149		(231)	1,918
United States SOFR	3.75% annually	Receive	06/20/2034	USD	4,800	171		(16)	155
United States SOFR	3.75% annually	Pay	12/18/2034	USD	1,000	1		(28)	(27)
United States SOFR	3.25% annually	Receive	12/20/2053	USD	7,200	834		27	861
United States SOFR	3.50% annually	Receive	12/18/2054	USD	4,500	(53)		392	339

Total						(755)		(785)	(1,540)

(a)	Value of floating rate index as of December 31, 2024 was as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

142	SIX CIRCLES TRUST	DECEMBER 31, 2024

FLOATING RATE INDEX
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.73%
Bank of Israel Tel Aviv Interbank Offered 3 Month	4.52%
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.23%
BBSW ASX Australian 6 Month	4.49%
Canadian Overnight Repo Rate Average	3.32%
CFETS China Fixing Repo Rates 7 Day	2.20%
Colombia IBR Overnight Nominal Interbank Reference Rate	8.96%
Copenhagen Interbank Offered Rates 6 Month	2.61%
Czech Interbank Offered Rates 6 Month	3.79%
ESTR Volume Weighted Trimmed Mean Rate	2.91%
GPW Benchmark WIBID/WIBOR PLN 6 Months	5.70%
KRW Certificate of Deposit 3 Month	3.39%
Mexico Interbank TIIE 1 Day	10.20%
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.48%
NZFM New Zealand Bank Bill 3 Month FRA	4.17%
Norway Interbank Offered Rate Fixing 6 Month	4.70%
NZD Bank Bill 3 Month	4.17%
Singapore Domestic Interbank Overnight Rate Average	2.11%
SONIA Interest Rate Benchmark	4.70%
Stockholm Interbank Offered Rates 3 Month	2.54%
Swiss Average Rate ON Intraday Value	0.45%
Thailand Overnight Repo Rate ON	2.24%
United States SOFR	4.49%

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (1) as of December 31, 2024:
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS)($) (4)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
CDX.NA.IG.43	1.00	Quarterly	12/20/2029	0.50	USD	4,950	(114)	2	(112)

Total							(114)	2	(112)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	143

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Written Put Option contracts on securities as of December 31, 2024:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 01/14/2055	Citigroup Global Markets, Inc.	(9,000)	USD	(12,937)	USD	97.92	01/07/2025	$(132)

Total Written Options Contracts (Premiums Received $24)								(132)

Purchased Put Interest Rate Swaptions contracts outstanding as of December 31, 2024:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Barclays Bank plc	1,000	USD	28	USD	5.00	10/14/2025	7

Total Purchased Interest Rate Swaptions contracts (Premiums Received $5)								7

Reverse Repurchase Agreements
COUNTERPARTY	BORROWING RATE	SETTLEMENT DATE	MATURITY DATE	AMOUNT BORROWED($)	PAYABLE FOR REVERSE REPURCHASE AGREEMENTS($)	COLLATERAL PLEDGED/ (RECEIVED)($)	NET AMOUNT (DUE TO)/FROM COUNTERPATRY($)
Citigroup Global Markets Ltd.	4.67%	12/18/2024	1/14/2025	(1,095)	(1,097)	1,097	—
Citigroup Global Markets Ltd.	4.63%	12/19/2024	1/7/2025	(98,649)	(98,814)	98,814	—

					(99,911)

Accounted for as Secured Borrowings
Remaining Contractual Maturity of the Agreements
	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	31-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Reverse Repurchase Agreements
Mortgage Backed Securities	—	(99,911)	—	—	(99,911)

Payable for Reverse Repurchase Agreements					(99,911)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of December 31, 2024.
ASX	— Australian Stock Exchange
BAM	— Insured by Build America Mutual
BBSW	— Bank Bill Swap Rate
CDX	— Credit Default Swap Index
CFETS	— China Foreign Exchange Trade System
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
CPI	— Consumer Price Index
EURIBOR	— Euro Interbank Offered Rate
ESTR	— Euro short-term rate
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GPW	— Polish Stock Market
IBR	— Indicador Bancario de Referencia
ICE	— Intercontinental Exchange

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of December 31, 2024. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

KLIBOR	— Kuala Lumpur Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
NZFM	— New Zealand Financial Markets
OYJ	— Public Limited Company
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

SEE NOTES TO FINANCIAL STATEMENTS.

144	SIX CIRCLES TRUST	DECEMBER 31, 2024

REIT	— Real Estate Investment Trust
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
STRIP

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of December 31, 2024.
TBA	— To Be Announced
TIIE	— Interbank Equilibrium Interest Rate
TONAR	— Tokyo Overnight Average Rate
VA	— Veterans Administration
WIBID	— Warsaw Interbank Bid Rate
WIBOR	— Warsaw Interbank Offered Rate
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(n)	— The rate shown is the effective yield as of December 31, 2024.
(t)	— The date shown represents the earliest of the next put date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2024.

(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of December 31, 2024.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2024
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(ee)	— Approximately $4,397 of these investments are restricted as collateral for swaps to various brokers.
(ff)	— Approximately $1,553 of these investments are restricted as collateral for futures to Citigroup Global Markets, Inc.
(gg)	— Position, or portion thereof, has been segregated to collateralize repurchase and/or reverse repurchase agreements.
(hh)	— Approximately $6,374 of these investments are restricted as collateral for TBAs to various brokers.
(ii)	— Approximately $131 of these investments are restricted as collateral for forwards to Citigroup Global Markets, Inc.
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli New Shekel
JPY	— Japanese Yen
KRW	— Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RON	— Romanian Leu
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	145

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 97.9% (t)
Alabama — 4.2%
Alabama Economic Settlement Authority, BP Settlement, Series A, Rev., 4.00%, 09/15/2033	1,000	1,006
Alabama Federal Aid Highway Finance Authority, Garvee,
Series A, Rev., 5.00%, 09/01/2032 (p)	1,160	1,214
Series A, Rev., 5.00%, 09/01/2035 (p)	1,000	1,046
Series A, Rev., 5.00%, 09/01/2036 (p)	2,000	2,062
Alabama Housing Finance Authority,
Rev., GNMA/FNMA/FHLMC, 4.45%, 10/01/2044	760	751
Rev., GNMA/FNMA/FHLMC, 5.75%, 04/01/2055	3,350	3,605
Series D, Rev., GNMA/FNMA/FHLMC, 5.75%, 10/01/2055	2,565	2,780
Alabama Housing Finance Authority, Cooper Green Homes Project, Rev., 5.00%, 08/01/2029 (z)	260	271
Alabama Public School and College Authority, Social Bonds,
Series A, Rev., 5.00%, 11/01/2037	6,400	6,918
Series A, Rev., 5.00%, 11/01/2039	10,000	10,746
Alabama Special Care Facilities Financing Authority, Ascension Senior Credit Group, Series C, Rev., 5.00%, 11/15/2046	5,000	5,040
Auburn University, Series A, Rev., 4.00%, 06/01/2041	7,000	6,835
Birmingham-Jefferson Civic Center Authority, Series A, Special Tax, 5.00%, 07/01/2048	3,200	3,269
Birmingham-Jefferson Civic Center Authority, City of Birmingham, Rev., 5.00%, 05/01/2048	12,700	12,923
Black Belt Energy Gas District,
Rev., 4.00%, 06/01/2051 (z)	23,030	23,033
Rev., 5.00%, 05/01/2055 (z)	24,270	25,631
Series A, Rev., 5.25%, 05/01/2055 (z)	2,000	2,132
Series B1, Rev., 4.00%, 04/01/2053 (z)	2,000	2,000
Series B2, Rev., (SIFMA Municipal Swap Index + 0.65%), 4.25%, 04/01/2053 (aa)	9,250	8,942
Series B, Rev., 5.00%, 10/01/2055 (z)	14,845	15,654
Series B, Rev., LIQ: Royal Bank of Canada, 5.25%, 12/01/2053 (z)	4,845	5,186
Series C1, Rev., 5.25%, 02/01/2053 (z)	9,000	9,454
Series C, Rev., 5.50%, 10/01/2054 (z)	5,000	5,415
Series D1, Rev., LIQ: Royal Bank of Canada, 4.00%, 07/01/2052 (z)	1,800	1,810
Series D, Rev., 5.00%, 03/01/2055 (z)	7,000	7,429
Black Belt Energy Gas District, Gas Project,
Series D1, Rev., 5.50%, 06/01/2049 (z)	7,100	7,504
Series F, Rev., 5.50%, 11/01/2053 (z)	10,625	11,169

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Alabama — continued
Black Belt Energy Gas District, Gas Project Bonds Project No. 7, Rev., 4.00%, 10/01/2052 (z)	13,120	13,123
Black Belt Energy Gas District, Gas Project No. 8, Series A, Rev., 4.00%, 12/01/2052 (z)	4,910	4,863
Black Belt Energy Gas District, Project No. 4, Series A1, Rev., 4.00%, 12/01/2049 (z)	6,810	6,817
Black Belt Energy Gas District, Project No. 5, Series A1, Rev., 4.00%, 10/01/2049 (z)	5,000	5,028
Black Belt Energy Gas District, Project No. 6, Series B, Rev., 4.00%, 10/01/2052 (z)	9,005	9,007
City of Birmingham, Warrants, Series A, GO, 4.00%, 06/01/2032	4,075	4,228
County of Jefferson AL, Rev., 4.00%, 09/15/2036	2,590	2,593
County of Jefferson Sewer Revenue, Warrants,
Rev., 5.00%, 10/01/2035	4,015	4,396
Rev., 5.00%, 10/01/2036	1,455	1,588
Rev., 5.00%, 10/01/2037	8,685	9,459
Rev., 5.00%, 10/01/2038	2,190	2,381
Rev., 5.00%, 10/01/2039	3,285	3,565
Rev., 5.25%, 10/01/2049	3,805	4,077
Energy Southeast A Cooperative District,
Series A1, Rev., 5.50%, 11/01/2053 (z)	1,500	1,618
Series B1, Rev., 5.75%, 04/01/2054 (z)	650	715
Series B, Rev., 5.25%, 07/01/2054 (z)	7,695	8,304
Health Care Authority for Baptist Health, Affiliate of UAB Health System Community, Rev., 5.00%, 11/15/2032	10,495	11,289
Health Care Authority of the City of Huntsville, Health System,
Series B1, Rev., 4.00%, 06/01/2045	1,750	1,671
Series B1, Rev., 5.00%, 06/01/2038	1,000	1,048
Homewood Educational Building Authority, Rev., 5.50%, 10/01/2049	3,500	3,687
Hoover Industrial Development Board, Green Bonds, Rev., AMT, 6.38%, 11/01/2050 (z)	2,375	2,683
Hoover Industrial Development Board, United States Steel Corporation, Rev., AMT, 5.75%, 10/01/2049	3,500	3,646
Huntsville Public Building Authority, Rev., 5.00%, 02/01/2052	3,000	3,137
Industrial Development Board of the City of Mobile Alabama, Alabama Power Co. Barry Plant, Rev., 3.65%, 07/15/2034 (z)	8,795	8,795
Lower Alabama Gas District (The), Gas Project Revenue Bonds, Rev., 4.00%, 12/01/2050 (z)	3,250	3,254
Madison Water & Wastewater Board, Rev., 5.25%, 12/01/2048	1,700	1,865

SEE NOTES TO FINANCIAL STATEMENTS.

146	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alabama — continued
Mobile County Industrial Development Authority, Rev., AMT, 5.00%, 06/01/2054	5,800	5,882
Mobile County Industrial Development Authority, AM/NS Calvert LLC, Rev., AMT, 4.75%, 12/01/2054	10,860	10,500
Selma Industrial Development Board, Rev., 3.45%, 11/01/2033 (z)	2,150	2,120
Selma Industrial Development Board, International Paper Co. Project, Rev., 1.38%, 05/01/2034 (z)	1,000	988
Southeast Alabama Gas Supply District, Project No. 1, Series A, Rev., 5.00%, 08/01/2054 (z)	21,175	22,423
Southeast Alabama Gas Supply District, Project No. 2, Rev., 5.00%, 06/01/2049 (z)	20,485	21,784
Southeast Energy Authority A Cooperative District, Project #4, Series B1, Rev., 5.00%, 05/01/2053 (z)	4,935	5,097
Southeast Energy Authority A Cooperative District, Project #6,
Series B, Rev., LIQ: Royal Bank of Canada, 5.00%, 06/01/2030	2,225	2,343
Series B, Rev., LIQ: Royal Bank of Canada, 5.00%, 01/01/2054 (z)	10,000	10,521
Southeast Energy Authority A Cooperative District, Project 1, Series A, Rev., 4.00%, 11/01/2051 (z)	4,580	4,577
Southeast Energy Authority A Cooperative District, Project 2, Series B, Rev., 4.00%, 12/01/2051 (z)	8,830	8,784
Southeast Energy Authority A Cooperative District, Project No. 3, Series A1, Rev., 5.50%, 01/01/2053 (z)	1,820	1,939
Southeast Energy Authority A Cooperative District, Project No. 5, Series A, Rev., 5.25%, 01/01/2054 (z)	15,000	15,795
Southeast Energy Authority, A Cooperative District,
Series A, Rev., 5.00%, 11/01/2035	12,970	13,445
Series C, Rev., 5.00%, 11/01/2055 (z)	20,390	21,676
State of Alabama Docks Department, Docks,
Series A, Rev., AGM, AMT, 5.00%, 10/01/2025	1,750	1,764
Series A, Rev., AGM, AMT, 5.00%, 10/01/2026	1,890	1,923
Tender Option Bond Trust, Floater Certificates, Series 2022-XF3073, Rev., LIQ: Morgan Stanley, 3.92%, 02/01/2053 (e) (z)	10,000	10,000
Tuscaloosa City Board of Education, Warrants, Rev., 5.00%, 08/01/2041 (p)	2,525	2,603

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Alabama — continued
UAB Medicine Finance Authority, Series B, Rev., 5.00%, 09/01/2041	1,750	1,767
University of South Alabama,
Rev., AGM, 4.00%, 11/01/2035	2,000	2,000
Rev., BAM, 5.25%, 04/01/2054	2,845	3,055
Water Works Board of the City of Birmingham (The), Rev., 3.75%, 09/01/2026 (e)	2,690	2,665

		480,313

Alaska — 0.2%
Alaska Housing Finance Corp., General Mortgage, Series B, Rev., 3.25%, 12/01/2044	1,210	1,186
Alaska Housing Finance Corp., General Mortgage Revenue II, Series A, Rev., 4.50%, 06/01/2044	5,000	4,964
Alaska Housing Finance Corp., Social Bonds State Capital,
Rev., 5.00%, 06/01/2032	920	1,005
Rev., 5.00%, 12/01/2032	945	1,031
State of Alaska,
GO, 5.00%, 08/01/2033	2,000	2,273
GO, 5.00%, 08/01/2034	1,125	1,288
GO, 5.00%, 08/01/2035	2,000	2,272
State of Alaska International Airports System,
Series C, Rev., AMT, 5.00%, 10/01/2025	1,000	1,011
Series C, Rev., AMT, 5.00%, 10/01/2027	2,000	2,077
Series C, Rev., AMT, 5.00%, 10/01/2030	5,000	5,357

		22,464

Arizona — 1.4%
Arizona Board of Regents, Series A, Rev., 5.00%, 07/01/2043	2,480	2,632
Arizona Industrial Development Authority,
Rev., 4.00%, 07/01/2061	3,000	2,532
Series 2019-2, Rev., 3.63%, 05/20/2033	1,583	1,500
Series A, Rev., 4.00%, 09/01/2035	225	225
Series A, Rev., 4.00%, 09/01/2036	250	250
Arizona Industrial Development Authority, Greathearts Arizona Project, Series A, Rev., 5.00%, 07/01/2026	125	127
Arizona Industrial Development Authority, Jerome Facilities Project, Series B, Rev., 4.00%, 07/01/2051	2,000	1,742
Arizona Industrial Development Authority, Phoenix Children’s Hospital, Rev., 5.00%, 02/01/2033	2,000	2,222
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Aliante,
Rev., 3.00%, 12/15/2031 (e)	420	386
Rev., 4.00%, 12/15/2041 (e)	500	447
Rev., 4.00%, 12/15/2051 (e)	700	569

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	147

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Arizona Industrial Development Authority, Sustainable Bonds Equitable, Rev., 5.00%, 11/01/2028	2,870	3,029
Arizona Industrial Development Authority, The Acacia at Youngtown, Rev., 5.00%, 11/01/2058 (z)	4,780	4,915
Arizona State University,
Series A, Rev., 5.00%, 07/01/2043	1,105	1,162
Series C, Rev., 5.00%, 07/01/2042	2,000	2,034
Arizona State University, Board of Regents,
Series B, Rev., 5.00%, 07/01/2026	100	103
Series B, Rev., 5.00%, 07/01/2042	2,000	2,058
Chandler Industrial Development Authority, Intel Corp. Project,
Rev., AMT, 5.00%, 09/01/2042 (z)	3,000	3,058
Rev., AMT, 5.00%, 09/01/2052 (z)	2,860	2,916
City of Glendale AZ, Rev., 5.00%, 07/01/2038	5,190	5,863
City of Mesa, GO, 5.00%, 07/01/2042	2,665	2,928
City of Mesa Utility System Revenue, Rev., 5.00%, 07/01/2032	1,000	1,062
City of Phoenix, Civic Improvement Corp.,
Series A, Rev., 5.00%, 07/01/2029	1,000	1,066
Series A, Rev., 5.00%, 07/01/2031	2,000	2,134
Series A, Rev., 5.00%, 07/01/2032	1,000	1,065
Series A, Rev., 5.00%, 07/01/2034	3,785	4,089
City of Phoenix, Civic Improvement Corp., Airport Revenue, Junior Lien,
Series A, Rev., 5.00%, 07/01/2044	1,000	1,042
Series B, Rev., AMT, 5.00%, 07/01/2027	1,500	1,552
Series B, Rev., AMT, 5.00%, 07/01/2033	2,000	2,095
City of Phoenix, Civic Improvement Corp., Junior Lien, Series A, Rev., 5.00%, 07/01/2029	1,515	1,646
City of Phoenix, Civic Improvement Corp., Junior Lien Airport Special Obligation, Rev., 4.00%, 07/01/2040	3,555	3,539
County of Pima Sewer System Revenue, Rev., 5.00%, 07/01/2028	500	534
Gilbert Public Facilities Municipal Property Corp., Rev., 5.00%, 07/01/2026	1,025	1,056
Gilbert Water Resource Municipal Property Corp., Green Bond Senior Lien, Rev., 4.00%, 07/15/2047	1,000	990
Industrial Development Authority of the County of Pima (The), American Leadership Academy,
Rev., 4.00%, 06/15/2025 (e)	2,555	2,548
Rev., 4.00%, 06/15/2027 (e)	2,680	2,666
Rev., 4.00%, 06/15/2030 (e)	1,510	1,482

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Arizona — continued
Industrial Development Authority of the County of Yavapai, Waste Management, Inc. Project, Rev., AMT, 1.30%, 06/01/2027	3,260	3,047
Maricopa County Industrial Development Authority, Rev., 4.00%, 01/01/2048	5,450	5,156
Maricopa County Industrial Development Authority, Banner Health,
Rev., 5.00%, 01/01/2053 (z)	2,925	3,090
Series A3, Rev., 5.00%, 01/01/2053 (z)	3,000	3,256
Series A, Rev., 4.00%, 01/01/2041	4,000	3,972
Maricopa County Pollution Control Corp., Rev., 3.88%, 01/01/2038 (z)	1,165	1,177
Maricopa County Pollution Control Corp., Southern California Edison, Rev., 2.40%, 06/01/2035	4,280	3,511
Maricopa County Special Health Care District, Series C, GO, 4.00%, 07/01/2037	21,910	22,058
Maricopa County Unified School District No. 69 Paradise Valley, GO, 4.00%, 07/01/2036	1,170	1,194
Maricopa County Unified School District No. 97-Deer Valley, Series E, GO, 5.00%, 07/01/2025	500	505
Salt River Project Agricultural Improvement & Power District,
Rev., 5.00%, 05/01/2039	3,740	4,196
Series A, Rev., 5.00%, 12/01/2036	5,000	5,030
Series A, Rev., 5.00%, 12/01/2045	3,200	3,220
Salt River Project Agricultural Improvement & Power District, Salt River Project,
Series A, Rev., 5.00%, 01/01/2026	3,000	3,061
Series B, Rev., 5.00%, 01/01/2044	3,325	3,630
Salt Verde Financial Corp., Rev., 5.00%, 12/01/2032	420	447
Sierra Vista Industrial Development Authority, Rev., 5.00%, 06/15/2044 (e)	750	747
The Industrial Development Authority of the City of Phoenix Arizona, Memorial Towers Project, Rev., HUD, 3.35%, 12/01/2027	345	341
The Industrial Development Authority of the City of Phoenix Arizona, Republic Services, Inc., Rev., AMT, 4.25%, 12/01/2035 (z)	4,245	4,246
The University of Arizona, Stimulus Plan For Economic,
Rev., BAM, 5.00%, 08/01/2029	1,850	2,009
Rev., BAM, 5.00%, 08/01/2033	3,515	4,014
Yuma Industrial Development Authority,
Rev., AGC, 4.00%, 08/01/2049	4,420	4,313
Rev., AGC, 5.25%, 08/01/2042	1,495	1,662
Rev., AGC, 5.25%, 08/01/2044	1,915	2,089

SEE NOTES TO FINANCIAL STATEMENTS.

148	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Rev., 5.25%, 08/01/2049	7,000	7,527

		162,762

Arkansas — 0.1%
Arkansas Development Finance Authority, Rev., 5.00%, 06/01/2027	535	561
Arkansas Development Finance Authority, Big River Steel Project,
Rev., AMT, 4.50%, 09/01/2049 (e)	3,130	3,018
Rev., AMT, 4.75%, 09/01/2049 (e)	7,000	6,804
Arkansas Development Finance Authority, Green Bond United States, Rev., AMT, 5.45%, 09/01/2052	3,000	3,093

		13,476

California — 8.0%
Alameda County, Oakland Unified School District, GO, 5.00%, 08/01/2027	65	67
Anaheim City School District, Election 2016, Series A, GO, 4.00%, 08/01/2048	4,000	3,948
Anaheim Housing & Public Improvements Authority, Series A, Rev., 5.00%, 10/01/2050	1,780	1,795
Anaheim Public Financing Authority, Senior Public Improvement Project, Series A, Rev., BAM, 5.00%, 09/01/2036	2,250	2,320
Anaheim Union High School District, Capital Appreciation Election 2002, GO, NATL, Zero Coupon, 08/01/2028	2,175	1,942
Bay Area Toll Authority, San Francisco Bay Area, Series C, Rev., (SIFMA Municipal Swap Index + 0.45%), 4.05%, 04/01/2056 (aa)	2,675	2,662
Bay Area Toll Authority, San Francisco Bay Area Toll, Rev., (SIFMA Municipal Swap Index + 0.41%), 4.01%, 04/01/2056 (aa)	5,000	4,915
Burbank-Glendale-Pasadena Airport Authority Brick Campaign,
Rev., AMT, 5.25%, 07/01/2040	950	1,041
Rev., AMT, 5.25%, 07/01/2049	5,870	6,243
Cabrillo Unified School District, Election 2018, Series B, GO, 5.00%, 08/01/2050	5,000	5,163
California Community Choice Financing Authority,
Rev., 5.00%, 01/01/2055 (z)	9,335	9,845
Series B1, Rev., 4.00%, 02/01/2052 (z)	17,880	17,863
California Community Choice Financing Authority, Clean Energy Project Revenue, Rev., 5.00%, 05/01/2054 (z)	17,000	18,097
California Community Choice Financing Authority, Green Bond, Series A1, Rev., 4.00%, 05/01/2053 (z)	6,860	6,884

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Community Choice Financing Authority, Green Bonds Clean Energy Project,
Rev., 5.00%, 07/01/2053 (z)	8,685	9,090
Rev., 5.00%, 12/01/2053 (z)	6,160	6,441
Rev., 5.00%, 02/01/2054 (z)	3,245	3,441
Rev., 5.25%, 01/01/2054 (z)	14,375	15,270
California Community Choice Financing Authority, Sustainability Bonds Clean Energy, Rev., 5.25%, 11/01/2054 (z)	17,825	18,876
California Community Choice Financing Authority, Sustainable Bond Clean Energy, Rev., 5.50%, 10/01/2054 (z)	2,205	2,400
California Community Choice Financing Authority, Sustainable Bonds, Series F, Rev., 5.00%, 02/01/2055 (z)	5,670	6,043
California Community Choice Financing Authority, Sustainable Bonds Clean Energy,
Rev., 5.00%, 08/01/2055 (z)	9,405	9,967
Rev., 5.00%, 01/01/2056 (z)	31,640	34,491
California Community Choice Financing Authority, Variable Sustainable Bond, Rev., 5.00%, 11/01/2055 (z)	24,960	26,275
California County, Tobacco Securitization Agency, Series A, Rev., 5.00%, 06/01/2027	10	10
California County, Tobacco Securitization Agency, Senior Bonds, Merced County Tobacco Funding Corporation, Rev., 5.00%, 06/01/2032	340	364
California County, Tobacco Securitization Agency, Sonoma County Securitization,
Rev., 5.00%, 06/01/2031	255	274
Rev., 5.00%, 06/01/2032	250	267
Rev., 5.00%, 06/01/2033	300	320
Rev., 5.00%, 06/01/2049	185	187
California Educational Facilities Authority, Loyola Marymount University, Series A, Rev., NATL, Zero Coupon, 10/01/2037	340	206
California Health Facilities Financing Authority, Rev., 5.00%, 10/01/2039 (p) (z)	945	961
California Health Facilities Financing Authority, Cedars Sinai Health System, Rev., 4.00%, 08/15/2040	4,050	4,124
California Health Facilities Financing Authority, Children’s Hospital of Orange, Rev., 3.00%, 11/01/2039	3,765	3,418
California Health Facilities Financing Authority, City of Hope, Rev., 5.00%, 11/15/2049	3,000	3,034
California Health Facilities Financing Authority, Commonspirit Health,
Series A, Rev., 4.00%, 04/01/2037	3,000	3,007

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	149

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series A, Rev., 4.00%, 04/01/2038	3,500	3,497
Series A, Rev., 5.00%, 04/01/2033	3,000	3,273
California Health Facilities Financing Authority, Episcopal Communities & Service,
Rev., 5.00%, 11/15/2038	570	598
Rev., 5.00%, 11/15/2043	570	586
California Health Facilities Financing Authority, Initial Entrance Fees, Series A, Rev., 3.85%, 11/15/2027	40	40
California Health Facilities Financing Authority, Kaiser Permanente,
Series A2, Rev., 4.00%, 11/01/2044	3,000	3,000
Series A-1-S, Rev., 5.00%, 11/01/2027	2,500	2,663
Series A-2, Rev., 4.00%, 11/01/2038	6,270	6,305
California Health Facilities Financing Authority, PIH Health, Series A, Rev., 5.00%, 06/01/2035	3,010	3,221
California Health Facilities Financing Authority, Stanford Health Care,
Rev., 3.00%, 08/15/2054 (z)	5,000	4,993
Series A, Rev., 5.00%, 11/15/2030	2,000	2,116
California Health Facilities Financing Authority, Sutter Health,
Series A, Rev., 4.00%, 11/15/2048	2,240	2,201
Series A, Rev., 5.00%, 08/15/2043 (p)	465	471
California Health Facilities Financing Authority, Unrefunded, Rev., 5.00%, 10/01/2039 (z)	1,055	1,067
California Housing Finance Agency,
Rev., 3.25%, 08/20/2036	9,182	8,490
Rev., 3.50%, 11/20/2035	1,414	1,347
Rev., 4.25%, 01/15/2035	2,290	2,335
California Housing Finance Agency, Symphony at Del Sur, Rev., 5.00%, 05/01/2054 (z)	425	436
California Infrastructure & Economic Development Bank, J. Paul Getty Trust, Rev., 3.00%, 10/01/2047 (z)	1,000	997
California Infrastructure & Economic Development Bank, Los Angeles County, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 4.30%, 12/01/2050 (aa)	1,370	1,364
California Infrastructure & Economic Development Bank, Sanford Consortium Project, Series A, Rev., 5.00%, 05/15/2031	1,230	1,263
California Municipal Finance Authority, Community Facilities No. 2023-5 Improvement, Special Tax, 5.50%, 09/01/2048	600	644
California Municipal Finance Authority, Draw Down Waste Management, Rev., AMT, 4.80%, 11/01/2041 (z)	1,460	1,462

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Municipal Finance Authority, Open Door Community Health Center,
Rev., 4.00%, 09/15/2034	920	954
Rev., 4.00%, 09/15/2035	960	992
Rev., 4.00%, 09/15/2036	1,000	1,030
California Municipal Finance Authority, Republic Services, Rev., AMT, 4.38%, 09/01/2053 (z)	4,350	4,452
California Municipal Finance Authority, Republic Services, Inc., Rev., AMT, 3.88%, 03/01/2054 (z)	550	545
California Municipal Finance Authority, Simpson University, Series A, Rev., 6.00%, 10/01/2050 (e)	2,000	2,026
California Municipal Finance Authority, Southern California Institute, Rev., 5.00%, 12/01/2037	745	762
California Municipal Finance Authority, Taxable Virginia Oceanside Health Care Center, Rev., 3.64%, 07/01/2030 (e)	2,965	2,671
California Municipal Finance Authority, United Airlines, Inc. Project, Rev., AMT, 4.00%, 07/15/2029	2,500	2,462
California Municipal Finance Authority, View At Sanitary Bruno, Series A1, Rev., 5.00%, 06/01/2056 (z)	835	879
California Municipal Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 4.10%, 10/01/2045 (z)	5,500	5,500
Rev., AMT, 4.13%, 11/01/2046 (z)	3,435	3,435
Series A, Rev., AMT, 2.40%, 10/01/2044 (z)	4,960	4,621
California Pollution Control Financing Authority, Plant Bonds,
Rev., AMT, 5.00%, 07/01/2037 (e)	1,500	1,503
Rev., AMT, 5.00%, 11/21/2045 (e)	6,000	5,971
California Pollution Control Financing Authority, Poseidon Resources, Rev., AMT, 5.00%, 07/01/2037 (e)	2,200	2,336
California Pollution Control Financing Authority, Republic Services, Inc., Rev., AMT, 4.05%, 07/01/2043 (e) (z)	2,920	2,920
California Public Finance Authority, Series A, Rev., 6.20%, 06/01/2044 (e)	9,150	8,910
California Public Finance Authority, Enso Village Project, Green Bond, Rev., 5.00%, 11/15/2036 (e)	325	326
California Public Finance Authority, Henry Mayo Newhall Hospital, Rev., 5.00%, 10/15/2032	1,000	1,018
California School Finance Authority, Rev., 5.00%, 07/01/2046 (e)	1,500	1,508
California School Finance Authority, Rocketship Education Obligated, Series A, Rev., 5.00%, 06/01/2034 (e)	1,230	1,240

SEE NOTES TO FINANCIAL STATEMENTS.

150	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California State Public Works Board, Series H, Rev., 5.00%, 12/01/2026	1,000	1,015
California State Public Works Board, Forward Delivery, Series A, Rev., 5.00%, 02/01/2030	1,665	1,832
California State Public Works Board, Various Capital Projects,
Rev., 4.00%, 11/01/2030	1,245	1,262
Rev., 4.00%, 11/01/2031	1,000	1,012
Rev., 5.00%, 11/01/2026	565	587
Series D, Rev., 4.00%, 11/01/2037	1,000	1,029
California State University, Series A, Rev., 5.00%, 11/01/2044	2,640	2,790
California State University, Systemwide, Series A, Rev., 4.00%, 11/01/2035	1,000	1,008
California Statewide Communities Development Authority,
Rev., 5.00%, 12/01/2034	1,750	2,031
Series B, Special Assessment, 4.00%, 09/02/2040	570	540
California Statewide Communities Development Authority, Enloe Medical Center, Series A, Rev., AGM, 5.13%, 08/15/2047	500	531
California Statewide Communities Development Authority, Green Bond, Marin General Hospital, Rev., 4.00%, 08/01/2045	3,000	2,678
California Statewide Communities Development Authority, Loma Linda University Medical, Rev., 5.50%, 12/01/2058 (e)	2,000	2,056
California Statewide Communities Development Authority, Loma Linda University Medical Center,
Rev., 5.25%, 12/01/2044	6,065	6,066
Rev., 5.50%, 12/01/2054	1,100	1,100
Series A, Rev., 5.00%, 12/01/2026 (e)	300	307
Series A, Rev., 5.00%, 12/01/2041 (e)	2,000	2,018
Series A, Rev., 5.25%, 12/01/2056 (e)	9,750	9,795
California Statewide Communities Development Authority, Montage Health, Series A, Rev., 4.00%, 06/01/2028	435	450
California Statewide Communities Development Authority, Southern California Edison, Rev., 4.50%, 11/01/2033	1,000	1,048
Chino Valley Unified School District, Election of 2016, Series C, GO, Zero Coupon, 08/01/2034	125	88
City & County of San Francisco Special Tax District No. 2020-1, Mission Rock Facilities and Services,

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Special Tax, 4.00%, 09/01/2031 (e)	300	300
Special Tax, 4.00%, 09/01/2036 (e)	155	151
City & County of San Francisco Special Tax District No. 2020-1, Special Tax,
Special Tax, 5.50%, 09/01/2043 (e)	2,060	2,225
City of Dixon, Community Facilities District Improvement, Special Tax, 4.00%, 09/01/2036	200	196
City of Long Beach Airport System Revenue,
Series C, Rev., AGM, AMT, 5.00%, 06/01/2042	1,000	1,055
Series C, Rev., AGM, AMT, 5.25%, 06/01/2047	1,000	1,060
City of Los Angeles Department of Airports,
Rev., AMT, 5.00%, 05/15/2026	1,500	1,537
Series B, Rev., AMT, 5.00%, 05/15/2046	21,965	22,106
City of Los Angeles Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2032	1,000	1,054
City of Los Angeles Department of Airports, Senior, Series A, Rev., AMT, 4.75%, 05/15/2040	2,415	2,418
Series B, Rev., 5.00%, 05/15/2034	1,600	1,772
Series C, Rev., AMT, 5.00%, 05/15/2036	4,090	4,321
City of Los Angeles Department of Airports, Senior Bonds Green Bond Project,
Rev., AMT, 5.00%, 05/15/2029	4,000	4,234
Rev., AMT, 5.25%, 05/15/2047	4,000	4,227
City of Los Angeles Department of Airports, Senior Bonds Private Activity, Rev., AMT, 5.50%, 05/15/2047	4,625	4,974
City of Los Angeles Department of Airports, Subordinate,
Series B, Rev., 5.00%, 05/15/2040	900	991
Series C, Rev., AMT, 5.00%, 05/15/2033	1,330	1,372
Series C, Rev., 5.00%, 05/15/2038	2,000	2,012
Series D, Rev., AMT, 5.00%, 05/15/2027	2,605	2,695
Series D, Rev., AMT, 5.00%, 05/15/2028	500	523
Series D, Rev., AMT, 5.00%, 05/15/2029	4,485	4,747
Series E, Rev., 5.00%, 05/15/2039	1,510	1,604
Series E, Rev., 5.00%, 05/15/2044	1,000	1,049
City of Los Angeles Department of Airports, Subordinate Los Angeles International Airport,
Rev., AMT, 5.00%, 05/15/2027	1,235	1,278
Rev., AMT, 5.00%, 05/15/2029	1,000	1,058
Rev., 5.00%, 05/15/2036	1,000	1,082
Rev., AMT, 5.25%, 05/15/2038	1,735	1,804

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	151

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
City of Los Angeles Department of Airports, Subordinate P3 Project,
Series A, Rev., AMT, 5.00%, 05/15/2026	1,180	1,210
Series A, Rev., AMT, 5.00%, 05/15/2046	8,000	8,273
City of Los Angeles Department of Airports, Subordinated Los Angeles International, Rev., AMT, 5.25%, 05/15/2048	3,000	3,085
City of Los Angeles Department of Airports, Subordinated Los Angeles International Airport, Rev., AMT, 3.25%, 05/15/2049	3,000	2,336
Series D, Rev., AMT, 4.00%, 05/15/2051	23,000	21,752
City of Los Angeles Department of Airports, Sustainable Bond Subordinate, Rev., AMT, 5.00%, 05/15/2036	1,650	1,789
City of Los Angeles Department of Airports, Unrefunded Subordinate, Rev., AMT, 4.00%, 05/15/2038	1,995	1,974
City of Los Angeles Wastewater System Revenue, Subordinate, Series C, Rev., 5.00%, 06/01/2026	500	516
City of Roseville,
Special Tax, 4.00%, 09/01/2040	1,000	972
Special Tax, 5.00%, 09/01/2035	1,160	1,220
City of San Francisco, Public Utilities Commission Water Revenue, Regional Water, Series B, Rev., 5.00%, 11/01/2050	4,235	4,355
City of Santa Rosa Wastewater Revenue, Series A, Rev., 5.00%, 09/01/2033	1,770	1,974
City of Victorville Electric Revenue,
Series A, Rev., 5.00%, 05/01/2038	1,055	1,165
Series A, Rev., 5.00%, 05/01/2039	1,110	1,220
City of Woodland, Facilities District Number 2004 1 Capital Project, Special Tax, 4.00%, 09/01/2041	500	480
Coachella Valley Water District Drinking Water System Revenue, Notes, Series A, Rev., 1.38%, 06/01/2025	2,000	1,979
Coast Community College District, Election of 2012, Series F, GO, Zero Coupon, 08/01/2040	3,020	1,589
Compton Community Redevelopment Agency Successor Agency, Series A, Tax Allocation, AGM, 5.00%, 08/01/2042	750	803
Compton Unified School District, Series B, GO, BAM, Zero Coupon, 06/01/2036	1,400	899
County of Los Angeles Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2033	105	112

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
County of Los Angeles, Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2042	540	566
County of Sacramento, Community Facilities District #2004-1, Special Tax, 5.00%, 09/01/2035	1,335	1,364
CSCDA Community Improvement Authority, Series A, Rev., 5.00%, 01/01/2054 (e)	5,995	5,168
CSCDA Community Improvement Authority, Altana-Glendale Sustainable Bond, Rev., 4.00%, 10/01/2056 (e)	1,000	790
CSCDA Community Improvement Authority, Renaissance at City Center, Series A, Rev., 5.00%, 07/01/2051 (e)	215	204
CSCDA Community Improvement Authority, Social Bonds, Rev., 4.00%, 08/01/2056 (e)	410	359
CSCDA Community Improvement Authority, Union South Bay, Social Bonds, Rev., 4.00%, 07/01/2056 (e)	2,000	1,588
Department of Veterans Affairs, Veteran’s Farm & Home Purchase Program, Series A, Rev., 3.00%, 12/01/2050	580	568
East Bay Municipal Utility District Water System Revenue, Green Bond, Series A, Rev., 5.00%, 06/01/2035	1,200	1,256
East County Advanced Water Purification Joint Powers Authority, Rev., 5.00%, 09/01/2026	2,000	2,059
East Side Union High School District, 2014 Election Education Tech, Series D, GO, 5.00%, 08/01/2025	400	405
Elk Grove Finance Authority, Special Tax, 4.00%, 09/01/2040	1,280	1,221
FHLMC Multifamily ML Certificates,
Rev., 0.00%, 12/25/2036 (z)	1,767	1,710
Rev., 4.55%, 08/25/2040	3,592	3,537
Series 2021-ML10, Class A, Rev., 2.03%, 01/25/2038 (e)	331	254
Foothill-De Anza Community College District, Capital Appreciation, Series B, GO, AMBAC, Zero Coupon, 08/01/2032	7,930	6,183
Fremont Unified School District, Series D, GO, 3.00%, 08/01/2033	1,205	1,164
Fremont Unified School District, Election 2014, Series E, GO, 4.00%, 08/01/2042	2,230	2,257
Golden State Tobacco Securitization Corp., Subordinated, Series B2, Rev., Zero Coupon, 06/01/2066	5,000	529
Golden State Tobacco Securitization Corp., Taxable Tobacco Settlement Asset Backed Bonds, Series C, Rev., 2.75%, 06/01/2034	1,900	1,599

SEE NOTES TO FINANCIAL STATEMENTS.

152	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset Backed Bonds, Rev., 5.00%, 06/01/2051	3,235	3,363
Hayward Unified School District, COP, 5.25%, 08/01/2047	3,000	3,080
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Green Bond Measure R, Rev., 5.00%, 06/01/2027	1,000	1,057
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Proposition C, Series A, Rev., 5.00%, 07/01/2027	1,255	1,328
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinated, Green Bonds, Series A, Rev., 5.00%, 06/01/2034	7,000	7,340
Los Angeles County Sanitation Districts Financing Authority, Series A, Rev., 4.00%, 10/01/2033	1,000	1,013
Los Angeles County, Metropolitan Transportation Authority, Green Bond, Measure R Junior Subordinated, Series A, Rev., 5.00%, 06/01/2030	750	838
Los Angeles Department of Water, Series B, Rev., 5.00%, 07/01/2037	740	785
Los Angeles Department of Water & Power,
Series A, Rev., 5.00%, 07/01/2029	1,000	1,099
Series B, Rev., 5.00%, 07/01/2039	500	563
Series C, Rev., 5.00%, 07/01/2038	275	309
Los Angeles Department of Water & Power Water System Revenue, Series A, Rev., 4.00%, 07/01/2047	8,000	7,937
Los Angeles Department of Water & Power, Power System Bonds, Series C, Rev., 5.00%, 07/01/2037	1,000	1,078
Los Angeles Department of Water & Power, Power System Revenue,
Series A, Rev., 5.25%, 07/01/2049	9,500	9,955
Series B, Rev., 5.00%, 07/01/2038	1,000	1,033
Los Angeles Unified School District,
GO, 4.00%, 07/01/2049	2,000	2,003
Series A, GO, 3.00%, 01/01/2034	2,000	1,905
Series C, GO, 4.00%, 07/01/2036	1,000	1,033
Series C, GO, 4.00%, 07/01/2038	1,860	1,906
Series C, GO, 5.00%, 07/01/2026	2,285	2,364
Los Angeles Unified School District, Election 2008, Series B1, GO, BAM, 5.00%, 07/01/2029	100	107
Los Angeles Unified School District, Sustainability Bonds, Series QRR, GO, 5.00%, 07/01/2026	550	569
Marin Municipal Water District, Subordinate, Rev., 4.00%, 06/15/2045	3,500	3,510

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Metropolitan Water District of Southern California,
Rev., 5.00%, 07/01/2037 (z)	550	604
Rev., 5.00%, 01/01/2038	3,015	3,205
Natomas Unified School District,
Series A, GO, AGM, 4.00%, 08/01/2045	7,740	7,682
Series A, GO, AGM, 4.00%, 08/01/2049	2,655	2,608
Norman Y Mineta San Jose International Airport SJC,
Series A, Rev., BAM, AMT, 4.00%, 03/01/2034	3,875	3,868
Series A, Rev., AMT, 5.00%, 03/01/2027	1,480	1,520
Series A, Rev., AMT, 5.00%, 03/01/2031	1,000	1,073
Series A, Rev., AMT, 5.00%, 03/01/2032	2,000	2,141
Series A, Rev., AMT, 5.00%, 03/01/2036	1,160	1,181
Northern California Energy Authority, Rev., 5.00%, 12/01/2054 (z)	2,000	2,110
Norwalk-La Mirada Unified School District, Series D, GO, 3.00%, 08/01/2043	2,000	1,677
Norwalk-La Mirada Unified School District, Election 2014, Series E, GO, 3.00%, 08/01/2050	10,000	7,858
Oakland Unified School District, Election Of 2020,
Series A, GO, AGM, 5.00%, 08/01/2037	1,850	2,086
Series A, GO, AGM, 5.25%, 08/01/2041	1,410	1,589
Oakland Unified School District/Alameda County, Election Of 2012, Series A, GO, AGM, 4.00%, 08/01/2034	1,000	1,013
Ontario International Airport Authority, Series A, Rev., AGM, 5.00%, 05/15/2046	1,500	1,610
Orange County Community Facilities District, District No. 2021-1 Rienda, Series A, Special Tax, 5.00%, 08/15/2033	300	323
Oxnard Union High School District, Series B, GO, 5.00%, 08/01/2045	3,000	3,123
Palo Alto Unified School District, Capital Appreciation Election Of 2008, GO, Zero Coupon, 08/01/2032	15,385	12,013
Palomar Health, Rev., 5.00%, 11/01/2039	4,000	3,560
Palomar Health, Capital Appreciation, Electric of 2004,
Series A, GO, AGC, Zero Coupon, 08/01/2028	500	435
Series A, GO, AGC, Zero Coupon, 08/01/2031	330	254
Peralta Community College District, GO, 5.25%, 08/01/2037	2,000	2,288

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	153

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Pittsburg Public Financing Authority, Series A, Rev., AGM, 4.13%, 08/01/2047	1,400	1,415
Port of Oakland,
Rev., AMT, 5.00%, 05/01/2027 (p)	2,500	2,584
Rev., AMT, 5.00%, 05/01/2028 (p)	4,275	4,477
Rev., AMT, 5.00%, 05/01/2029	980	1,038
Rancho Mirage Community Facilities District, Special Tax, 5.00%, 09/01/2049	1,000	1,033
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Special Tax, AGM, 5.25%, 09/01/2052	1,085	1,162
Sacramento City Unified School District, GO, BAM, 5.00%, 07/01/2031	525	589
Sacramento Municipal Utility District, Electric, Series H, Rev., 4.00%, 08/15/2040	2,000	2,034
San Bernardino Community College District, Election of 2018, Series A, GO, 3.00%, 08/01/2041 (p)	2,000	2,007
San Diego Community College District, GO, 4.00%, 08/01/2032 (p)	2,910	2,969
San Diego County Regional Airport Authority, Rev., AMT, 5.00%, 07/01/2053	2,500	2,592
San Diego County Regional Airport Authority Subordinate, Series B, Rev., AMT, 4.00%, 07/01/2035	2,915	2,897
San Diego County Regional Airport Authority, Subordinated, Series B, Rev., AMT, 5.00%, 07/01/2031	775	799
San Diego Unified School District, Series K2, GO, Zero Coupon, 07/01/2038	2,045	1,204
San Diego Unified School District, Election 2008, Series E, GO, Zero Coupon, 07/01/2034	1,250	899
San Diego Unified School District, Election 2012, Series I, GO, 4.00%, 07/01/2047	8,000	7,948
San Diego Unified School District, Election Of 2008,
Series SR-3A, GO, 5.00%, 07/01/2034	500	584
Series SR-3A, GO, 5.00%, 07/01/2035	500	579
San Dieguito School Facilities Financing Authority, Special Tax, 5.00%, 03/01/2031	1,030	1,093
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Series A, Rev., 4.00%, 07/01/2037	2,350	2,381
San Francisco Bay Area Rapid Transit District, Election 2004, Green Bond, GO, 5.00%, 08/01/2036	1,875	1,960
San Francisco Bay Area Rapid Transit District, Green Bonds, Series C1, GO, 4.00%, 08/01/2032	1,000	1,046

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
San Francisco Bay Area Rapid Transit District, Sustainable Bond Transit District, GO, 3.00%, 08/01/2037	2,495	2,286
San Francisco City & County Airport Commission—San Francisco International Airport, Rev., AMT, 5.25%, 05/01/2040	3,000	3,282
San Francisco City & County Airport Commission-San Francisco International Airport,
Series H, Rev., AMT, 5.00%, 05/01/2025	1,500	1,507
Series H, Rev., AMT, 5.00%, 05/01/2028	3,000	3,133
San Francisco City & County Airport Commission-San Francisco International Airport, Unrefunded, Rev., AMT, 5.00%, 05/01/2027	775	800
San Francisco City & County Airport Comm-San Francisco International Airport,
Rev., AMT, 5.25%, 05/01/2042	6,895	7,048
Rev., AMT, 5.25%, 05/01/2044	5,645	6,082
Series A, Rev., AMT, 5.00%, 05/01/2025	2,000	2,009
Series A, Rev., AMT, 5.00%, 05/01/2027	3,000	3,098
Series A, Rev., AMT, 5.00%, 05/01/2030	2,000	2,139
Series A, Rev., AMT, 5.00%, 05/01/2032	2,000	2,151
Series C, Rev., 5.00%, 05/01/2046	1,920	1,949
Series H, Rev., AMT, 5.00%, 05/01/2027	5,500	5,680
San Francisco City & County Public Utilities Commission Wastewater Revenue, Rev., 4.00%, 10/01/2039	1,325	1,323
San Francisco City & County Public Utilities Commission Wastewater Revenue, Green Bonds, Series C, Rev., 4.00%, 10/01/2048 (z)	2,290	2,380
San Francisco City & County Redevelopment Agency Successor Agency, Community Facilities No. 6 Mission Bay,
Special Tax, AGM, 5.00%, 08/01/2036	1,000	1,134
Special Tax, AGM, 5.25%, 08/01/2037	1,000	1,150
Special Tax, AGM, 5.25%, 08/01/2038	1,000	1,146
San Jacinto Unified School District, Election 2016, GO, 4.00%, 08/01/2042	2,580	2,626
San Joaquin Hills Transportation Corridor Agency, Junior Lien,
Series B, Rev., 5.25%, 01/15/2044	8,020	8,024
Series B, Rev., 5.25%, 01/15/2049	8,000	8,004
San Joaquin Hills Transportation Corridor Agency, Senior Lien Toll Road, Rev., 4.00%, 01/15/2034	3,000	3,095

SEE NOTES TO FINANCIAL STATEMENTS.

154	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
San Jose Unified School District, Taxable, GO, 1.01%, 08/01/2027	1,700	1,562
San Mateo County Community College District, Capital Appreciation Election 2005, Series B, GO, NATL, Zero Coupon, 09/01/2035	1,955	1,348
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Orange Memorial Park, Rev., 5.25%, 06/01/2046	1,000	1,073
Southern California Public Power Authority, Rev., 5.00%, 04/01/2055 (z)	18,320	19,348
Southern California Public Power Authority, Green Bond Milford Wind Co., Rev., 5.00%, 07/01/2025	250	253
State of California,
GO, 3.00%, 11/01/2040	500	443
GO, 4.00%, 09/01/2028	2,060	2,137
GO, 4.00%, 11/01/2041	1,000	993
GO, 5.00%, 10/01/2026	1,335	1,385
GO, 5.00%, 04/01/2027	145	152
GO, 5.00%, 09/01/2027	2,000	2,110
GO, 5.00%, 04/01/2028	1,000	1,066
GO, 5.00%, 09/01/2028	2,105	2,260
GO, 5.00%, 04/01/2029	80	87
GO, 5.00%, 08/01/2029	1,000	1,090
GO, 5.00%, 09/01/2029	1,000	1,091
GO, 5.00%, 11/01/2029	8,215	8,990
GO, 5.00%, 08/01/2030	700	775
GO, 5.00%, 08/01/2031	3,840	4,304
GO, 5.00%, 08/01/2032	1,225	1,391
GO, 5.00%, 09/01/2034	3,335	3,582
GO, 5.00%, 10/01/2047	1,500	1,523
State of California, Bidding Group A, GO, 5.00%, 09/01/2027	3,000	3,165
State of California, Taxable, GO, 4.60%, 04/01/2038	16,000	14,891
State of California, Taxable Bidding Group A, GO, 1.75%, 10/01/2028	5,000	4,519
State of California, Taxable Group B, GO, 5.50%, 10/01/2025	9,000	9,073
State of California, Various Purpose,
GO, 4.00%, 09/01/2031	1,000	1,012
GO, 4.00%, 11/01/2033	3,550	3,612
GO, 4.00%, 10/01/2035	1,885	1,960
GO, 4.00%, 10/01/2036	8,850	9,168
GO, 4.00%, 10/01/2037	6,000	6,197
GO, 5.00%, 04/01/2031	1,000	1,116
GO, 5.00%, 03/01/2034	1,455	1,587
GO, 5.00%, 04/01/2035	1,000	1,074
State of California, Veterans Bonds, GO, 5.00%, 12/01/2031	5,500	5,507
Stockton Unified School District, Series B, GO, AGM, 5.00%, 08/01/2031	5,000	5,701

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Tejon Ranch Public Facilities Finance Authority,
Special Tax, 5.00%, 09/01/2038	1,000	1,073
Special Tax, 5.00%, 09/01/2042	615	651
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization,
Rev., 5.00%, 06/01/2027	750	775
Rev., 5.00%, 06/01/2028	750	785
University of California,
Rev., 5.00%, 05/15/2031	2,000	2,274
Series BM, Rev., 5.00%, 05/15/2029	1,665	1,828
Series BN, Rev., 5.00%, 05/15/2037	1,000	1,147
Series BN, Rev., 5.00%, 05/15/2038	5,000	5,705
Series BT, Rev., 5.00%, 05/15/2026	4,000	4,129
University of California, Limited Project,
Series M, Rev., 4.00%, 05/15/2047	1,300	1,291
Series M, Rev., 5.00%, 05/15/2034	1,500	1,563
University of California, Limited Project Bonds, Series Q, Rev., 4.00%, 05/15/2040	1,000	1,016
University of California, Limited Project Revenue Bonds, Series Q, Rev., 5.00%, 05/15/2032	350	397
Upper Santa Clara Valley Joint Powers Authority,
Series A, Rev., 4.00%, 08/01/2045	1,500	1,489
Series A, Rev., 4.00%, 08/01/2050	2,000	1,962
Victor Valley Union High School District, Series B, GO, AGM, 4.00%, 08/01/2036	1,270	1,280
West Contra Costa Healthcare District, Special Tax, 5.00%, 07/01/2027	805	849
William S Hart Union High School District, Capital Appreciation Election 2001, Series B, GO, AGM, Zero Coupon, 09/01/2025	1,960	1,919

		928,263

Colorado — 3.2%
Adams & Weld Counties School District No. 27J Brighton, GO, 5.00%, 12/01/2042	1,000	1,033
Aerotropolis Regional Transportation Authority, Rev., 4.25%, 12/01/2041	500	450
Rev., 5.50%, 12/01/2044 (e)	1,000	1,001
Alpine Mountain Ranch Metropolitan District Special Improvement District No. 1, Special Assessment, 4.00%, 12/01/2040	500	463
Baseline Metropolitan District No. 1, GO, AGC, 4.00%, 12/01/2046	2,000	1,890
GO, AGC, 5.00%, 12/01/2049	1,970	2,068
Board of Water Commissioners City & County of Denver, Green Bond, Series A, Rev., 4.00%, 09/15/2042	2,180	2,168

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	155

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Brighton Crossing Metropolitan District No. 6, Series A, GO, 5.00%, 12/01/2035	525	531
Castle Oaks Metropolitan District No. 3, GO, AGM, 4.00%, 12/01/2026	220	223
Centennial Water & Sanitation District, Rev., 5.00%, 12/01/2053	2,750	2,949
Centerra Metropolitan District No. 1, Rev., 6.50%, 12/01/2053	500	515
City & County of Denver Airport System Revenue,
Series A, Rev., AMT, 5.00%, 11/15/2026	3,500	3,597
Series A, Rev., AMT, 5.00%, 11/15/2027	3,000	3,120
Series A, Rev., AMT, 5.00%, 11/15/2028	1,000	1,051
Series A, Rev., AMT, 5.00%, 11/15/2029	1,000	1,062
Series A, Rev., AMT, 5.00%, 12/01/2030	3,000	3,220
Series A, Rev., AMT, 5.00%, 11/15/2047	13,500	13,993
Series A, Rev., AMT, 5.50%, 11/15/2053	4,000	4,297
Series B2, Rev., AMT, 5.00%, 11/15/2031 (z)	1,000	1,011
Series B, Rev., 5.25%, 11/15/2053	4,775	5,163
Series D, Rev., AMT, 5.75%, 11/15/2040	4,750	5,344
Series D, Rev., AMT, 5.75%, 11/15/2041	3,000	3,362
Series D, Rev., AMT, 5.75%, 11/15/2045	11,050	12,207
City & County of Denver Airport System Revenue, Subordinate,
Series B, Rev., AMT, 5.00%, 11/15/2029	3,250	3,451
Series B, Rev., AMT, 5.00%, 11/15/2030	6,215	6,667
Series B, Rev., AMT, 5.00%, 11/15/2031	4,250	4,584
Series B, Rev., AMT, 5.50%, 11/15/2037	700	789
City & County of Denver Airport System Revenue, Subordinated,
Series A, Rev., AMT, 5.00%, 12/01/2027	5,840	6,069
Series A, Rev., AMT, 5.00%, 12/01/2034	2,510	2,594
Series A, Rev., AMT, 5.00%, 12/01/2043	3,000	3,048
City & County of Denver CO Airport System Revenue, Rev., AMT, 4.13%, 11/15/2053	5,000	4,680

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
City & County of Denver Dedicated Excise Tax Revenue, Series A, Rev., 4.00%, 08/01/2051	9,925	9,549
Colorado Bridge & Tunnel Enterprise, Rev., 5.00%, 12/01/2036	1,500	1,714
Colorado Bridge & Tunnel Enterprise, Senior Infrastructure, Series A, Rev., AGM, 5.25%, 12/01/2049	2,330	2,576
Colorado Bridge Enterprise, Rev., AMT, 4.00%, 06/30/2051	1,500	1,293
Colorado Bridge Enterprise, Central 70 Project,
Rev., AMT, 4.00%, 12/31/2025	1,000	1,002
Rev., AMT, 4.00%, 12/31/2030	1,505	1,500
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project,
Rev., 4.00%, 05/01/2036	175	169
Rev., 4.00%, 05/01/2041	175	161
Colorado Health Facilities Authority,
Rev., 4.00%, 11/15/2048	9,000	8,608
Rev., 4.00%, 05/15/2052	11,610	11,105
Rev., 5.00%, 05/15/2054	33,325	35,018
Rev., 5.00%, 11/15/2059 (z)	2,000	2,149
Colorado Health Facilities Authority, AdventHealth Obligated Group,
Rev., 3.00%, 11/15/2051	9,790	7,503
Rev., 4.00%, 11/15/2038	2,000	2,007
Rev., 5.00%, 11/15/2038	1,000	1,088
Colorado Health Facilities Authority, Adventist Health System, Rev., 5.00%, 11/15/2036 (z)	1,295	1,336
Colorado Health Facilities Authority, Adventist Health System Sunbelt, Rev., 5.00%, 11/15/2041	4,000	4,048
Colorado Health Facilities Authority, Children’s Hospital, Series C, Rev., 5.00%, 12/01/2030	1,000	1,021
Colorado Health Facilities Authority, Commonspirit Health,
Rev., 5.25%, 11/01/2052	2,710	2,882
Series A1, Rev., 5.00%, 08/01/2027	1,025	1,069
Series A1, Rev., 5.00%, 08/01/2034	1,240	1,310
Series A2, Rev., 5.00%, 08/01/2028	2,215	2,347
Series A2, Rev., 5.00%, 08/01/2044	20,440	20,989
Series A, Rev., 5.00%, 12/01/2034	5,680	6,392
Colorado Health Facilities Authority, Improvement Bonds Christian Living Communities, Rev., 4.00%, 01/01/2042	500	447
Colorado Health Facilities Authority, Intermountain Healthcare, Rev., 5.00%, 05/15/2052	2,500	2,635
Colorado Health Facilities Authority, Sanford Health, Series A, Rev., 4.00%, 11/01/2039	3,400	3,313

SEE NOTES TO FINANCIAL STATEMENTS.

156	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.00%, 01/01/2030	1,175	1,280
Colorado High Performance Transportation Enterprise, C-470 Express Lanes, Rev., 5.00%, 12/31/2056	1,000	990
Colorado Housing and Finance Authority, Series H, Rev., GNMA COLL, 3.00%, 05/01/2050	1,435	1,409
Colorado Housing and Finance Authority, Class III Bonds Sustainable Bond, Rev., GNMA COLL, 6.50%, 05/01/2054	670	739
Colorado Housing and Finance Authority, Social Bonds,
Series E, Rev., GNMA, 3.00%, 11/01/2051	2,060	2,012
Series H, Rev., GNMA, 3.00%, 11/01/2051	910	885
Series I, Rev., GNMA COLL, 6.00%, 05/01/2053	1,335	1,445
Series L, Rev., GNMA COLL, 3.25%, 11/01/2051	1,425	1,397
Colorado Housing and Finance Authority, Wintergreen Ridge Apartments Project, Rev., 4.00%, 05/01/2041 (z)	80	80
Colorado Science and Technology Park Metropolitan District No. 1, Series B, Rev., AGM, 4.75%, 12/15/2054	1,000	1,023
Copperleaf Metropolitan District No. 2, GO, BAM, 4.00%, 12/01/2025	470	473
Crystal Valley, Metropolitan District No. 2,
Series A, GO, AGM, 5.00%, 12/01/2028	500	534
Series A, GO, AGM, 5.00%, 12/01/2030	360	395
Dawson Trails Metropolitan District No. 1, GO, Zero Coupon, 12/01/2031	6,740	3,870
Denver City & County, School District No. 1, GO, 5.00%, 12/01/2029	1,000	1,037
Denver Convention Center Hotel Authority, Senior, Rev., 5.00%, 12/01/2036	1,320	1,336
Denver Urban Renewal Authority, Senior Subordinated Stapleton, Series B, Tax Allocation, 5.00%, 12/01/2025	500	508
E-470 Public Highway Authority, Rev., 5.00%, 09/01/2040	1,550	1,725
E-470 Public Highway Authority, Capital Appreciation, Series A, Rev., NATL, Zero Coupon, 09/01/2027	1,250	1,142
E-470 Public Highway Authority, Capital Appreciation School Reform, Series B, Rev., NATL, Zero Coupon, 09/01/2030	290	238
E-470 Public Highway Authority, Senior,
Series A, Rev., 5.00%, 09/01/2027	1,000	1,050
Series A, Rev., 5.00%, 09/01/2028	1,000	1,068
Falcon Area Water & Wastewater Authority, Series A, Rev., 6.75%, 12/01/2034 (e)	3,000	2,917

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, GO, 4.00%, 12/15/2034 (p)	2,000	2,021
Jefferson Center Metropolitan District No. 1,
Series A2, Rev., 4.13%, 12/01/2040	575	530
Series A2, Rev., 4.38%, 12/01/2047	795	736
Jefferson County School District, Series R1, GO, 5.00%, 12/15/2031	2,000	2,142
Jefferson County School District No. R-1, GO, 4.00%, 12/15/2032	1,500	1,568
Kremmling Memorial Hospital District, COP, 6.13%, 12/01/2044 (e)	3,850	3,640
Mesa County School District No. 50, GO, 5.50%, 12/01/2049	1,835	2,017
Park Creek Metropolitan District, Senior, Series A, Rev., AGM, 5.00%, 12/01/2043	1,500	1,586
Peak Metropolitan District No. 3, GO, 0.00%, 12/01/2042	3,950	2,477
Public Authority for Colorado Energy, Rev., 6.50%, 11/15/2038	6,000	7,173
Pueblo Urban Renewal Authority, EVRAZ Project Tax, Increment, Tax Allocation, 4.75%, 12/01/2045 (e)	635	547
Regional Transportation District Sales Tax Revenue, Fastracks Project, Series A, Rev., 5.00%, 11/01/2033	1,000	1,147
Regional Transportation District, Denver Transit Partners Eagle,
Series A, Rev., 5.00%, 07/15/2026	575	587
Series A, Rev., 5.00%, 01/15/2027	1,000	1,027
Series A, Rev., 5.00%, 01/15/2032	1,470	1,575
Riverpark Metropolitan District/Arapahoe County, GO, 6.00%, 12/01/2042	1,150	1,174
Siena Lake Metropolitan District, GO, 3.75%, 12/01/2041	500	404
South Suburban Park & Recreation District, COP, 4.00%, 12/15/2036	1,350	1,370
Spring Valley Metropolitan District No. 3, Series A, GO, 5.00%, 12/01/2049	2,026	1,954
State of Colorado,
COP, 4.00%, 12/15/2040	1,600	1,602
COP, 6.00%, 12/15/2041	15,000	17,483
Series A, COP, 4.00%, 12/15/2039	1,500	1,507
Series A, COP, 5.00%, 12/15/2029	1,000	1,089
Series L, COP, 5.00%, 03/15/2028	1,000	1,058
State of Colorado, Health Sciences Facilities,
COP, 5.00%, 11/01/2042	2,365	2,598
COP, 5.00%, 11/01/2053	1,500	1,604
Sterling Ranch Community Authority Board, Senior, Rev., 6.50%, 12/01/2054	1,000	1,040
Sterling Ranch Community Authority Board, Special Improvement District No. 1, Special Assessment, 5.63%, 12/01/2043	1,288	1,330

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	157

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Sterling Ranch Metropolitan District No. 1, GO, 5.00%, 12/01/2040	500	485
Sunset Parks Metropolitan District, Series A, GO, 5.13%, 12/01/2054 (e)	800	802
The Canyons Metropolitan District No. 5,
Series A, GO, BAM, 5.00%, 12/01/2035	640	718
Series A, GO, BAM, 5.00%, 12/01/2049	2,875	3,060
Series A, GO, BAM, 5.25%, 12/01/2059	7,725	8,320
Trails at Crowfoot Metropolitan District No. 3, GO, AGC, 4.25%, 12/01/2054	1,500	1,449
University of Colorado, Series B1, Rev., 4.00%, 06/01/2034 (p)	4,000	4,053
University of Colorado Hospital Authority, Rev., 5.00%, 11/15/2031	2,665	2,956
University of Colorado, University Enterprise,
Rev., 2.00%, 06/01/2051 (z)	4,000	3,920
Verve Metropolitan District No. 1, GO, 5.00%, 12/01/2036	1,500	1,346
Village Metropolitan District (The), GO, 4.15%, 12/01/2030	380	378
Villages at Johnstown Metropolitan District No. 3, Senior Bond, Series A, GO, 5.00%, 12/01/2040	585	562
Waterview II Metropolitan District, GO, 5.00%, 12/01/2041	1,250	1,256
Weld County School District No. RE-4,
GO, 5.00%, 12/01/2029	1,100	1,202
GO, 5.00%, 12/01/2031	1,000	1,123
GO, 5.25%, 12/01/2047	5,000	5,459
Windler Public Improvement Authority, Series A1, Rev., 4.00%, 12/01/2036	2,565	2,298
Windy Gap Firming Project Water Activity Enterprise, Windy Gap Firming Project, Rev., 5.00%, 07/15/2051	5,000	5,254

		371,011

Connecticut — 1.4%
City of Bridgeport, Series A, GO, 4.00%, 06/01/2039	250	250
Connecticut Housing Finance Authority, Social Bonds,
Series A1, Rev., 3.50%, 11/15/2051	60	59
Series B, Rev., 4.50%, 11/15/2043	2,725	2,731
Connecticut Housing Finance Authority, Sustainable Bond, Housing Mortgage Finance,
Rev., 5.13%, 11/15/2043	5,000	5,206
Rev., 6.25%, 05/15/2054	4,815	5,202
Connecticut Housing Finance Authority, Sustainable Bonds, Rev., GNMA/FNMA/FHLMC, 4.45%, 11/15/2044	10,000	9,854
Connecticut State Health & Educational Facilities Authority,

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Connecticut — continued
Series 2017 B1, Rev., 5.00%, 07/01/2029	4,845	5,297
Series A, Rev., 2.80%, 07/01/2048 (z)	2,000	1,987
Connecticut State Health & Educational Facilities Authority, Connecticut Children’s Medical Center, Rev., 5.25%, 07/15/2048	4,575	4,938
Connecticut State Health & Educational Facilities Authority, Hartford Healthcare Project,
Series A, Rev., 5.00%, 07/01/2026	555	569
Series A, Rev., 5.00%, 07/01/2033	565	603
Connecticut State Health & Educational Facilities Authority, Quinnipiac University Issue, Rev., 5.00%, 07/01/2048	3,000	3,146
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issue,
Rev., 4.00%, 07/01/2035	1,000	1,003
Rev., 4.00%, 07/01/2038	2,500	2,467
Rev., 4.00%, 07/01/2041	2,250	2,142
Rev., 5.00%, 07/01/2030	865	931
Connecticut State Health & Educational Facilities Authority, Yale University, Series A, Rev., VRDO, 3.60%, 01/02/2025 (z)	40,000	40,000
Connecticut State Higher Education Supplement Loan Authority, Rev., AMT, 4.13%, 11/15/2040	2,315	2,269
Connecticut State Higher Education Supplement Loan Authority, CHESLA Loan Program, Series B, Rev., AMT, 5.00%, 11/15/2030	495	519
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University,
Series K, Rev., 4.00%, 07/01/2045	4,625	4,514
Series K, Rev., 5.00%, 07/01/2037	950	1,012
Connecticut State, Health & Educational Facilities Authority, Yale University, Series C1, Rev., 5.00%, 07/01/2040 (z)	2,150	2,290
State of Connecticut,
Series 2021A, GO, 3.00%, 01/15/2026	5,000	4,992
Series 2021A, GO, 3.00%, 01/15/2032	2,250	2,154
Series 2021A, GO, 3.00%, 01/15/2033	500	478
Series 2021A, GO, 4.00%, 01/15/2028	3,500	3,604
Series A, GO, 4.00%, 03/15/2032	850	850
Series B, GO, 5.00%, 08/01/2033	1,750	1,992
Series C, GO, 5.00%, 06/15/2037	40	44
Series F, GO, 5.00%, 11/15/2025	5,000	5,087
State of Connecticut Special Tax Revenue,
Series A, Rev., 5.00%, 07/01/2028	500	534
Series A, Rev., 5.00%, 05/01/2035	500	549
Series A, Rev., 5.25%, 07/01/2042	10,000	11,109
Series B, Rev., 5.00%, 07/01/2030	1,500	1,649

SEE NOTES TO FINANCIAL STATEMENTS.

158	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Series D, Rev., 4.00%, 11/01/2038	3,500	3,562
Series D, Rev., 5.00%, 11/01/2028	1,480	1,590
Series D, Rev., 5.00%, 11/01/2033	1,675	1,862
State of Connecticut Special Tax Revenue, Transportation Infrastructure Purposes, Rev., 5.00%, 07/01/2043	4,740	5,233
State of Connecticut, Social Bonds, Series F, GO, 5.00%, 11/15/2041	1,525	1,663
State of Connecticut, Special Tax Obligation Bonds, Rev., 5.00%, 05/01/2040	300	320
State of Connecticut, Sustainale Bond,
Series B, GO, 4.00%, 01/15/2041	1,000	1,004
Series B, GO, 5.00%, 01/15/2040	1,000	1,110
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation, 4.00%, 04/01/2036 (e)	195	187
Town of Hamden,
GO, BAM, 4.00%, 08/15/2027	535	546
GO, BAM, 5.00%, 08/15/2029	575	619
GO, BAM, 5.00%, 08/15/2031	500	551
Series A, GO, BAM, 5.00%, 08/01/2032	2,255	2,456
University of Connecticut,
Series A, Rev., 5.00%, 02/15/2025	1,200	1,202
Series A, Rev., 5.00%, 01/15/2037	3,000	3,082
Series A, Rev., 5.00%, 08/15/2039	650	721
Series A, Rev., 5.00%, 08/15/2040	860	950

		156,689

Delaware — 0.3%
County of Kent DE, Rev., 5.00%, 07/01/2033	1,190	1,214
Delaware State Economic Development Authority, NRG Energy Project, Rev., 1.25%, 10/01/2045 (z)	4,065	3,972
Delaware State Health Facilities Authority, Beebe Medical Center, Rev., 5.00%, 06/01/2050	2,250	2,263
Delaware State Health Facilities Authority, Christiana Health Care System, Rev., 5.00%, 10/01/2039	5,345	5,636
Delaware Transportation Authority,
Rev., 5.00%, 07/01/2027	1,000	1,052
Rev., 5.00%, 07/01/2033	2,265	2,491
Delaware Transportation Authority, Garvee, Rev., 5.00%, 09/01/2025	1,000	1,014
State of Delaware,
GO, 2.00%, 02/01/2036	6,910	5,417
GO, 4.00%, 02/01/2031	1,000	1,035
GO, 5.00%, 02/01/2028	5,020	5,348
GO, 5.00%, 02/01/2031	85	95

		29,537

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

District of Columbia — 1.8%
District of Columbia,
GO, 5.00%, 12/01/2030	1,070	1,190
GO, 5.00%, 12/01/2031	2,210	2,488
Rev., 5.00%, 06/01/2040	1,725	1,720
Series A, Rev., 4.00%, 03/01/2037	2,000	2,028
Series A, Rev., 4.00%, 03/01/2040	10,000	9,917
Series A, GO, 5.00%, 01/01/2027	475	495
Series A, Rev., 5.00%, 03/01/2031	1,500	1,632
Series A, GO, 5.00%, 01/01/2038	1,000	1,114
Series A, GO, 5.00%, 01/01/2040	2,400	2,642
Series B, GO, 5.00%, 06/01/2025	1,000	1,008
Series C, Rev., 4.00%, 05/01/2039	2,500	2,530
Series C, Rev., 4.00%, 05/01/2045	5,000	4,858
Series D, GO, 5.00%, 02/01/2028	820	871
Series D, GO, 5.00%, 02/01/2029	70	76
Series E, GO, 5.00%, 06/01/2025	2,000	2,016
Series E, GO, 5.00%, 02/01/2028	110	117
District of Columbia Housing Finance Agency, Rev., 5.00%, 12/01/2028 (z)	225	234
District of Columbia Income Tax Revenue,
Series A, Rev., 5.00%, 10/01/2037	2,000	2,277
Series A, Rev., 5.00%, 05/01/2038	1,450	1,620
Series A, Rev., 5.00%, 05/01/2039	2,000	2,220
District of Columbia Water & Sewer Authority,
Rev., 4.00%, 10/01/2041	1,525	1,456
Rev., VRDO, 4.05%, 01/02/2025 (z)	20,000	20,000
District of Columbia Water & Sewer Authority, Green Bond Subordinate, Series A, Rev., 5.00%, 10/01/2038	1,010	1,078
District of Columbia Water & Sewer Authority, Subordinate, Series C1, Rev., 5.00%, 10/01/2031	2,000	2,250
District of Columbia, Latin American Montessori, Rev., 4.00%, 06/01/2030	655	642
District of Columbia, National Child Research Center, Rev., VRDO, LOC: Truist Bank, 5.00%, 01/07/2025 (z)	2,085	2,085
District of Columbia, National Public Radio,
Rev., 4.00%, 04/01/2032 (p)	1,500	1,519
Rev., 5.00%, 04/01/2028 (p)	270	277
Rev., 5.00%, 04/01/2029 (p)	275	282
Metropolitan Washington Airports Authority,
Rev., AMT, 5.00%, 10/01/2026	1,335	1,369
Rev., AMT, 5.00%, 10/01/2029	2,000	2,059
Series A, Rev., AMT, 5.00%, 10/01/2027	1,515	1,573
Metropolitan Washington Airports Authority Aviation Revenue,
Rev., AMT, 4.00%, 10/01/2051	2,500	2,311
Rev., AMT, 5.00%, 10/01/2027	1,000	1,038
Rev., AMT, 5.00%, 10/01/2030	3,845	4,120
Rev., AMT, 5.00%, 10/01/2044	3,500	3,629
Series A, Rev., AMT, 5.00%, 10/01/2025	450	455

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	159

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
Series A, Rev., AMT, 5.00%, 10/01/2028	4,880	5,120
Series A, Rev., AMT, 5.00%, 10/01/2030	1,000	1,071
Series A, Rev., AMT, 5.00%, 10/01/2032	5,000	5,317
Series A, Rev., AMT, 5.25%, 10/01/2039	1,135	1,229
Series A, Rev., AMT, 5.25%, 10/01/2048	7,000	7,412
Metropolitan Washington Airports Authority Aviation Revenue, Airport System,
Series A, Rev., AMT, 5.00%, 10/01/2033	3,000	3,138
Series A, Rev., AMT, 5.00%, 10/01/2049	5,000	5,083
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital, Rev., AGM, 4.00%, 10/01/2052	10,000	9,372
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Subordinated Dulles Metrorail, Rev., AGM, 4.00%, 10/01/2053	1,965	1,794
Metropolitan Washington Airports Authority, Aviation Revenue, Series A, Rev., AMT, 5.00%, 10/01/2033	3,205	3,388
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue Subordinated Lien Dulles Metrorail, Series B, Rev., 4.00%, 10/01/2049	2,000	1,848
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, Series C, Rev., AGC, 6.50%, 10/01/2041 (p)	350	370
Washington Convention & Sports Authority,
Series A, Rev., 4.00%, 10/01/2034	1,015	1,035
Series A, Rev., 5.00%, 10/01/2033	1,000	1,081
Washington Convention & Sports Authority, Senior Lien,
Series B, Tax Allocation, 5.00%, 10/01/2029	1,000	1,079
Series B, Tax Allocation, 5.00%, 10/01/2030	1,500	1,635
Washington Metropolitan Area Transit Authority,
Series A, Rev., 5.00%, 07/15/2026	1,650	1,701
Series A, Rev., 5.00%, 07/15/2037	2,000	2,152
Series B, Rev., 5.00%, 07/01/2032	1,115	1,160
Washington Metropolitan Area Transit Authority Dedicated Revenue,
Rev., 5.00%, 07/15/2054	23,750	25,228
Rev., 5.00%, 07/15/2056	8,750	9,259
Rev., 5.25%, 07/15/2059	17,870	19,185

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

District of Columbia — continued
Series A, Rev., 5.00%, 07/15/2025	1,990	2,010
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond, Rev., 5.00%, 07/15/2029	3,000	3,260
Washington Metropolitan Area Transit Authority, Dedicated Revenue, Sustainable Bond, Series A, Rev., BAM, 3.00%, 07/15/2036	5,925	5,325
Washington Metropolitan Area Transit Authority, Green Bond, Series A, Rev., 5.00%, 07/15/2029	1,540	1,673

		208,121

Florida — 5.1%
Alachua County Health Facilities Authority, Oak Hammock at The University of Florida, Inc. Project, Rev., 4.00%, 10/01/2031	615	605
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Rev., 5.00%, 12/01/2034	2,570	2,724
Ave Maria Stewardship Community District, Phase 3 Master Improvements Project,
Special Assessment, 2.75%, 05/01/2031	420	382
Special Assessment, 3.13%, 05/01/2041	1,775	1,396
Aventura Isles Community Development District,
Special Assessment, 5.00%, 05/01/2034	720	755
Special Assessment, 5.00%, 05/01/2043	1,000	1,004
Babcock Ranch Community Independent Special District,
Special Assessment, 4.00%, 05/01/2052	695	573
Special Assessment, 5.00%, 05/01/2044 (e)	1,000	990
Belmond Reserve Community Development District, 202 Project, Special Assessment, 4.00%, 05/01/2040	345	331
Belmont II Community Development District, 2020 Assessment Area,
Special Assessment, 2.50%, 12/15/2025	5	5
Special Assessment, 3.13%, 12/15/2030	125	119
Boggy Branch Community Development District, Special Assessment, 2.50%, 05/01/2026	100	98
Boggy Creek Improvement District, Special Assessment, Series 2013, Special Assessment, 5.13%, 05/01/2043 (e)	1,000	1,000

SEE NOTES TO FINANCIAL STATEMENTS.

160	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Brevard County Health Facilities Authority, Health First Obligated Group, Rev., 5.00%, 04/01/2052	8,235	8,522
Brevard County Health Facilities Authority, Health First, Inc., Rev., 4.00%, 04/01/2036	1,790	1,770
Broward County Housing Finance Authority, Pinnacle 441 Phase 2, Rev., 4.05%, 09/01/2056 (z)	990	997
Broward County Water & Sewer Utility Revenue, Series A, Rev., 4.00%, 10/01/2038	675	688
Capital Projects Finance Authority, Florida University Project, Series A1, Rev., 5.00%, 10/01/2032	1,350	1,412
Capital Projects Finance Authority, IPS Enterprises, Inc. Projects, Rev., 7.00%, 06/15/2030 (e)	4,000	4,143
Capital Projects Finance Authority/FL, Rev., 5.00%, 06/15/2044 (e)	760	746
Capital Trust Agency, Inc., Imagine School at North Manatee, Rev., 5.00%, 06/01/2041 (e)	325	311
Capital Trust Agency, Inc., Lutz Preparatory School, Inc. Project, Series A, Rev., 4.00%, 06/01/2041	300	277
Capital Trust Agency, Inc., Tallahassee Classical School, Rev., 4.00%, 07/01/2036 (e)	1,370	1,132
Capital Trust Agency, Inc., Franklin Academy Project, Rev., 5.00%, 12/15/2050 (e)	2,350	2,182
Capital Trust Authority, Ips Enterprises, Inc., Series A, Rev., 6.00%, 06/15/2043 (e)	4,350	4,528
Central Florida Expressway Authority,
Rev., AGC, 5.00%, 07/01/2032	1,500	1,685
Series D, Rev., 5.00%, 07/01/2029	565	609
Series D, Rev., AGM, 5.00%, 07/01/2034	3,000	3,298
Series D, Rev., AGM, 5.00%, 07/01/2035	10,000	10,958
Central Florida Expressway Authority, Senior Lien,
Rev., AGM, 4.00%, 07/01/2038	3,625	3,692
Rev., AGM, 4.00%, 07/01/2039	1,260	1,278
Centre Lake Community Development District, Special Assessment, 3.00%, 05/01/2042	605	474
Chapel Creek Community Development District, Special Assessment, 3.00%, 05/01/2031 (e)	170	156
Charlotte County Industrial Development Authority, Town & Country Utilities Project, Rev., AMT, 5.00%, 10/01/2049 (e)	1,545	1,546

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
City of Daytona Beach, Rev., 5.50%, 09/01/2049	5,000	5,544
City of Doral FL, GO, 4.00%, 07/01/2043	3,055	3,029
City of Jacksonville, Baptist Health, Rev., VRDO, 3.65%, 01/07/2025 (z)	9,955	9,955
City of Jacksonville, Baptist Health, Rev., VRDO, 3.65%, 01/07/2025 (z)	1,300	1,300
City of Jacksonville, Brooks Rehabilitation Project,
Rev., 4.00%, 11/01/2034	500	493
Rev., 4.00%, 11/01/2045	1,500	1,378
City of Miami Beach, Arts and Cultural Facilities, Series A, GO, 5.25%, 05/01/2053	5,000	5,387
City of Pompano Beach, John Knox Village Project, Series A, Rev., 4.00%, 09/01/2036	175	167
City of Port St. Lucie Stormwater Utility Revenue, Rev., 4.00%, 05/01/2039	1,075	1,079
City of Tallahassee, Energy System Revenue, Rev., 5.00%, 10/01/2028	2,000	2,149
City of Tallahassee, Tallahassee Memorial Healthcare, Rev., 5.00%, 12/01/2040	3,000	2,947
City of Tampa, Baycare, Series A, Rev., 5.00%, 11/15/2046	10,000	10,083
City of Tampa, H. Lee Moffitt Cancer Center, Rev., 5.00%, 07/01/2050	4,000	4,104
Collier County Health Facilities Authority, The Moorings, Inc., Rev., 4.00%, 05/01/2052	145	125
County of Broward Port Facilities Revenue, Rev., AMT, 5.50%, 09/01/2052	3,675	3,897
County of Broward Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 5.00%, 09/01/2031	3,000	3,337
County of Broward, Airport System Revenue,
Rev., AMT, 5.00%, 10/01/2033	655	672
Series A, Rev., AMT, 5.00%, 10/01/2028	800	840
Series A, Rev., AMT, 5.00%, 10/01/2036	2,000	2,078
County of Broward, Port Facilities Revenue, Senior Bond, Series B, Rev., AMT, 4.00%, 09/01/2044	3,000	2,818
County of Broward, Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 4.00%, 09/01/2047	3,000	2,902
County of Hillsborough, Rev., 4.00%, 08/01/2034	4,370	4,528
County of Lee Airport Revenue,
Series B, Rev., AMT, 5.00%, 10/01/2029	180	190

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	161

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series B, Rev., AMT, 5.00%, 10/01/2032	2,000	2,132
County of Lee Local Option Gas Tax Revenue, Rev., 5.25%, 08/01/2049	13,000	13,705
County of Miami-Dade Aviation Revenue,
Rev., 5.00%, 10/01/2041	6,000	6,076
Series A, Rev., 5.00%, 10/01/2025	1,250	1,268
Series A, Rev., AMT, 5.00%, 10/01/2030	2,000	2,014
Series A, Rev., 5.00%, 10/01/2031	2,000	2,189
Series A, Rev., AMT, 5.00%, 10/01/2044	2,200	2,243
Series A, Rev., AMT, 5.00%, 10/01/2049	3,250	3,297
Series B, Rev., AMT, 5.00%, 10/01/2040	23,000	23,292
County of Miami-Dade FL Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2027	3,700	3,831
Rev., AMT, 5.00%, 10/01/2029	4,920	5,194
Rev., AMT, 5.00%, 10/01/2035	15,000	16,116
Rev., AMT, 5.00%, 10/01/2036	3,710	3,980
County of Miami-Dade FL Transit System, Rev., 4.00%, 07/01/2035	3,405	3,403
County of Miami-Dade FL Water & Sewer System Revenue,
Rev., 5.00%, 10/01/2041	4,500	4,948
Rev., 5.00%, 10/01/2042	5,000	5,476
County of Miami-Dade Seaport Department, Senior Bonds,
Series A, Rev., AMT, 5.00%, 10/01/2030	1,970	2,084
Series A, Rev., AMT, 5.00%, 10/01/2031	2,975	3,169
Series A, Rev., AMT, 5.00%, 10/01/2033	3,500	3,764
Series A, Rev., AMT, 5.25%, 10/01/2052	2,000	2,069
County of Miami-Dade Seaport Department, Subordinate, Series A1, Rev., AGM, AMT, 4.00%, 10/01/2040	2,675	2,617
County of Miami-Dade Transit System,
Rev., 4.00%, 07/01/2048	5,000	4,783
Series A, Rev., 4.00%, 07/01/2045	2,070	2,018
County of Miami-Dade, Building Better Communities Project, Series A, GO, 4.00%, 07/01/2044	350	342
County of Miami-Dade, Public Health Trust Program, GO, 4.00%, 07/01/2042	3,000	2,987
County of Monroe Airport Revenue, Key West International Airport, Series 202, Rev., AMT, 5.00%, 10/01/2052	2,450	2,465
County of Orange Water Utility System Revenue, Rev., 5.00%, 10/01/2028	2,040	2,187

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
County of Palm Beach, Lynn University Housing Project, Series A, Rev., 5.00%, 06/01/2057 (e)	1,000	917
Currents Community Development District, Series A, Special Assessment, 4.00%, 05/01/2051 (e)	2,000	1,660
Cypress Mill Community Development District, 2023 Project, Special Assessment, 5.00%, 05/01/2053	1,025	1,023
DG Farms Community Development District, Special Assessment, 3.75%, 05/01/2040	400	355
Duval County Public Schools, Series A, COP, AGM, 5.00%, 07/01/2032	4,750	5,153
Eden Hills Community Development District, Special Assessment, 4.00%, 05/01/2040	300	285
Epperson North Community Development District, Assessment Area, Special Assessment, 2.50%, 05/01/2026	85	83
Epperson Ranch II Community Development District, Assessment Area Two Capital Improvement, Special Assessment, 4.20%, 05/01/2040	1,370	1,264
Everlands II Community Development District, Special Assessment, 5.20%, 06/15/2044	725	718
Florida Development Finance Corp.,
Rev., 5.00%, 06/01/2044 (e)	1,750	1,750
Rev., 5.25%, 06/01/2059 (e)	3,145	3,127
Rev., AMT, 8.25%, 07/01/2057 (e) (z)	11,535	11,926
Series A, Rev., 4.00%, 06/01/2030	500	479
Florida Development Finance Corp., Brightline Florida Passenger,
Rev., AMT, 5.00%, 07/01/2041	11,000	10,736
Rev., AGM, AMT, 5.00%, 07/01/2044	7,800	8,013
Rev., AGM, AMT, 5.25%, 07/01/2047	6,050	6,284
Rev., AGM, AMT, 5.25%, 07/01/2053	4,000	4,137
Rev., AMT, 5.50%, 07/01/2053	7,000	7,097
Rev., AMT, 12.00%, 07/15/2032 (e)	3,900	4,158
Florida Development Finance Corp., Brightline Florida Passenger Rail Expansion Project, Rev., AMT, 10.00%, 07/15/2059 (e)	5,000	5,145
Florida Development Finance Corp., Discovery High School Project, Series A, Rev., 4.00%, 06/01/2030 (e)	1,200	1,065
Florida Development Finance Corp., Lakeland Regional Health System, Rev., 4.00%, 11/15/2037	2,400	2,403
Florida Development Finance Corp., Mater Academy Project, Series A, Rev., 5.00%, 06/15/2040	400	402

SEE NOTES TO FINANCIAL STATEMENTS.

162	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Florida Development Finance Corp., Tampa General Hospital Project, Rev., 5.25%, 08/01/2055 (e)	4,750	4,931
Florida Development Finance Corp., UF Health Jacksonville Project, Rev., 5.00%, 02/01/2035	1,200	1,246
Florida Development Finance Corp., Waste Pro USA, Inc., Rev., AMT, 5.00%, 05/01/2029 (e)	2,500	2,539
Florida Housing Finance Corp.,
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	2,960	3,231
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	475	464
Series 3, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 01/01/2054	645	694
Florida Housing Finance Corp., Social Bond, Social Bond, Series 1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,065	1,044
Florida Housing Finance Corp., Social Bonds,
Series 1, Rev., GNMA/FNMA/FHLMC, 3.50%, 07/01/2052	895	886
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	4,685	4,600
Florida Municipal Loan Council, Shingle Creek Transit and Utility Community Development District, Special Assessment, AMT, 5.15%, 05/01/2044	655	649
Florida State Board of Governors Florida International University Dormitory Rev, Series A, Rev., BAM, 5.00%, 07/01/2029	1,900	2,042
Florida State Board of Governors University of North Florida Dormitory Revenue, Series A, Rev., BAM, 5.00%, 11/01/2053	6,375	6,722
Fort Pierce Utilities Authority, Series A, Rev., AGM, 5.00%, 10/01/2039	925	995
Greater Orlando Aviation Authority,
Series A, Rev., AMT, 5.00%, 10/01/2026 (p)	1,785	1,802
Series A, Rev., AMT, 5.00%, 10/01/2027 (p)	1,875	1,893
Series A, Rev., AMT, 5.00%, 10/01/2030 (p)	1,005	1,014
Series A, Rev., AMT, 5.00%, 10/01/2032	1,500	1,582
Series A, Rev., AMT, 5.00%, 10/01/2046 (p)	5,000	5,163
Series A, Rev., AMT, 5.00%, 10/01/2049	8,880	9,066
Greater Orlando Aviation Authority Orlando Amt Subordinated, Rev., AMT, 5.00%, 10/01/2036	1,000	1,085

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Greater Orlando Aviation Authority, Priority Subordinated,
Series A, Rev., AMT, 5.00%, 10/01/2033	1,500	1,541
Series A, Rev., AMT, 5.00%, 10/01/2036	2,230	2,282
Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 4.00%, 05/01/2040	545	506
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 3.60%, 01/07/2025 (z)	17,000	17,000
Hillsborough County Industrial Development Authority,
Rev., 4.13%, 11/15/2051	6,965	6,572
Rev., 5.25%, 11/15/2049	1,500	1,632
Hillsborough County Industrial Development Authority, Tampa General Hospital Project,
Rev., 4.00%, 08/01/2050	5,000	4,534
Series A, Rev., 4.00%, 08/01/2045	3,275	3,086
Hillsborough County, Industrial Development Authority, Baycare Health System, Series C, Rev., VRDO, LOC: TD Bank NA, 3.60%, 01/07/2025 (z)	3,500	3,500
Hobe-St Lucie Conservancy District, Special Assessment, 5.88%, 05/01/2055	1,000	1,024
JEA Electric System Revenue,
Rev., AGC, 5.00%, 10/01/2033	1,000	1,142
Series 3A, Rev., 5.00%, 10/01/2035	5,000	5,410
Series IIIB, Rev., 5.00%, 10/01/2032	1,295	1,347
JEA Electric System Revenue, Subordinate, Series A, Rev., 5.00%, 10/01/2031	1,795	1,996
JEA Water & Sewer System Revenue, Series A, Rev., 4.00%, 10/01/2037	750	767
Julington Creek Plantation Community Development District, Special Assessment, Special Assessment, AGM, 5.50%, 05/01/2043	1,500	1,642
Lake Hideaway Community Development District, Assessment Area One, Special Assessment, 5.65%, 05/01/2044	1,000	1,001
Lakewood Ranch Stewardship District, Special Assessment, 5.30%, 05/01/2044	485	488
Lakewood Ranch Stewardship District, Del Webb Project, Special Assessment, 5.00%, 05/01/2037 (e)	1,655	1,674
Lakewood Ranch Stewardship District, Lorraine Lakes Project,
Special Assessment, 3.13%, 05/01/2030 (e)	315	298

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	163

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Special Assessment, 3.88%, 05/01/2051 (e)	2,000	1,694
Lakewood Ranch Stewardship District, Northeast Sector Project,
Special Assessment, 2.50%, 05/01/2025 (e)	295	293
Special Assessment, 3.20%, 05/01/2030 (e)	545	517
Special Assessment, 3.50%, 05/01/2040	925	791
Lakewood Ranch Stewardship District, Palm Grove Project, Special Assessment, 5.25%, 05/01/2044	580	577
Lakewood Ranch Stewardship District, Zario Project, Special Assessment, 2.63%, 05/01/2025	145	144
Lee County Industrial Development Authority, Exchange Lee Health Systems, Rev., 4.00%, 04/01/2037	3,000	2,991
Lee County Industrial Development Authority, Shell Point/Waterside Health,
Rev., 5.00%, 11/15/2044	3,000	3,057
Rev., 5.00%, 11/15/2049	2,550	2,580
Lee County Industrial Development Authority/FL, Rev., 4.13%, 11/15/2029	1,000	1,002
Rev., 5.25%, 11/15/2054	2,000	2,069
Miami Beach Health Facilities Authority, Mount Sinai Medical Center,
Rev., 5.00%, 11/15/2039	2,000	2,001
Rev., 5.00%, 11/15/2044	5,000	5,001
Miami Beach Redevelopment Agency, Tax, Increment Revenue, Tax Allocation, 5.00%, 02/01/2028	1,000	1,004
Miami-Dade County Health Facilities Authority, Rev., AGM-CR, 4.00%, 08/01/2046	1,790	1,732
Miami-Dade County Housing Finance Authority, Cutler Vista, Rev., 5.00%, 03/01/2027 (z)	2,445	2,469
Miami-Dade County Housing Finance Authority, Doral Academy, Inc., Rev., 5.00%, 01/15/2048	1,570	1,561
Midtown Miami Community Development District, Series A, Special Assessment, 5.00%, 05/01/2037	350	350
Mirada Community Development District, Assessment Area Five, Special Assessment, 5.00%, 05/01/2034	1,620	1,628
North Loop Community Development District, Special Assessment, 6.38%, 05/01/2043	1,000	1,071
North Powerline Road Community Development District, Special Assessment, 3.63%, 05/01/2040	1,345	1,176

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Old Hickory Community Development District, Special Assessment, 2.50%, 06/15/2025	55	55
Orange County Health Facilities Authority, Orlando Health Obligated Group, Rev., 4.00%, 10/01/2052	5,000	4,579
Orange County Health Facilities Authority, Presbyterian Retirement Communities, Rev., 4.00%, 08/01/2036	295	290
Orlando Utilities Commission,
Series 2018A, Rev., 5.00%, 10/01/2035	2,480	2,587
Series A, Rev., 5.00%, 10/01/2027	500	527
Palm Beach County Health Facilities Authority, Jupiter Medical Center, Rev., 5.00%, 11/01/2052	2,550	2,564
Palm Beach County Health Facilities Authority, Retirement Life Communities, Rev., 5.00%, 11/15/2032	2,270	2,317
Palm Coast Park Community Development District, Sawmill Branch at Palm Coast Park Homeowners Association, Inc., Special Assessment, 5.13%, 05/01/2051	1,500	1,481
Parkview at Long Lake Ranch Community Development District, Special Assessment, 4.00%, 05/01/2051	800	664
Parrish Lakes Community Development District, Special Assessment, 5.00%, 05/01/2031	580	579
Pasco County School Board, Series A, COP, BAM, 5.00%, 08/01/2036	1,720	1,814
Pine Island Community Development District, Special Assessment, 5.75%, 05/01/2035	3,400	3,415
Reunion East Community Development District,
Special Assessment, 2.40%, 05/01/2026 (e)	50	49
Special Assessment, 2.85%, 05/01/2031	25	23
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 4.00%, 06/15/2040	500	470
Sarasota County Health Facilities Authority, Sunnyside Village Project, Rev., 5.00%, 05/15/2048	425	414
Sarasota County Public Hospital District, Sarasota Memorial Hospital Project,
Rev., 4.00%, 07/01/2052	6,000	5,378
Rev., 5.00%, 07/01/2052	1,175	1,221
Sarasota County School Board, Series A, COP, 5.00%, 07/01/2033	1,000	1,132

SEE NOTES TO FINANCIAL STATEMENTS.

164	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Sarasota National Community Development District, Special Assessment, 4.00%, 05/01/2039	615	608
Sawyers Landing Community Development District, Special Assessment, 3.75%, 05/01/2031	400	381
School District of Broward County, Series A, COP, 5.00%, 07/01/2027	1,500	1,572
Somerset Community Development District, Special Assessment, 4.00%, 05/01/2032	845	818
South Broward Hospital District,
Rev., 4.00%, 05/01/2048	6,500	6,122
Series A, Rev., 4.00%, 05/01/2044	4,000	3,779
South Kendall Community Development District, Special Assessment, 4.25%, 11/01/2037	1,575	1,548
St. John’s County School Board,
Series A, COP, AGM, 5.25%, 07/01/2046	1,500	1,634
Series A, COP, AGM, 5.25%, 07/01/2047	3,000	3,246
State Board of Administration Finance Corp., Taxable, Series A, Rev., 1.71%, 07/01/2027	4,000	3,708
State of Florida Department of Transportation Turnpike System Revenue, Department Of Transportation, Rev., 4.00%, 07/01/2041	1,000	1,004
State of Florida Department of Transportation Turnpike System Revenue, Turnpike Revenue, Series B, Rev., 3.00%, 07/01/2033	2,390	2,253
State of Florida Department of Transportation Turnpike System, Revenue Refunding, Series A, Rev., 5.00%, 07/01/2026	1,000	1,030
State of Florida, Capital Outlay, Series C, GO, 5.00%, 06/01/2027	1,060	1,088
State of Florida, Department of Transportation, Turnpike System Revenue, Series A, Rev., 5.00%, 07/01/2029	500	542
Stellar North Community Development District, Special Assessment, 4.00%, 05/01/2052	1,560	1,280
Stillwater Community Development District, Project 2021, Special Assessment, 3.00%, 06/15/2031 (e)	225	206
Stonegate Preserve Community Development District, 2023 Project Area, Special Assessment, 5.88%, 12/15/2043	1,000	1,064

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Stoneybrook South Community Development District, Fox South Assessment Area,
Special Assessment, 2.50%, 12/15/2025 (e)	140	138
Special Assessment, 3.00%, 12/15/2030 (e)	475	456
Special Assessment, 3.50%, 12/15/2040 (e)	1,030	934
Storey Park Community Development District, Assessment Area Four Project,
Special Assessment, 2.38%, 06/15/2026 (e)	20	19
Special Assessment, 2.88%, 06/15/2031 (e)	60	57
Summit View Community Development District, Assessment Area Two, Special Assessment, 5.63%, 05/01/2044	1,025	1,029
Tampa Bay Water, Rev., 5.25%, 10/01/2054	27,700	30,421
Touchstone Community Development District, Senior Lien, Series A1, Special Assessment, 5.38%, 05/01/2042	1,000	1,041
Towne Park Community Development District, Assessment Area 3D Project, Special Assessment, 2.63%, 05/01/2025 (e)	130	129
Tradition Community Development District No. 9, Special Assessment, 3.00%, 05/01/2041	130	101
Turtle Run Community Development District, Special Assessment, Series 2, Special Assessment, 5.00%, 05/01/2047	1,500	1,501
Two Lakes Community Development District, Special Assessment, 5.00%, 05/01/2044	1,500	1,553
Two Rivers West Community Development District, Special Assessment, 5.63%, 05/01/2044	580	581
V-Dana Community Development District, CDD Assessment Area One 2021, Special Assessment, 4.00%, 05/01/2052	1,000	846
Village Community Development District No. 13,
Special Assessment, 1.88%, 05/01/2025 (e)	245	244
Special Assessment, 2.63%, 05/01/2030 (e)	1,450	1,356
Village Community Development District No. 15,
Special Assessment, 4.00%, 05/01/2034 (e)	120	119
Special Assessment, 4.20%, 05/01/2039 (e)	500	493

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	165

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Villamar Community Development District, Special Assessment, 3.75%, 05/01/2040	655	601
Volusia County Educational Facility Authority, Educational Facilities Embry Riddle, Rev., 5.00%, 10/15/2029	1,000	1,039
West Hillcrest Community Development District, Series 2023, Special Assessment, 5.50%, 06/15/2053	1,250	1,280
West Villages Improvement District, Special Assessment, Unit Of Development #8, Special Assessment, 5.38%, 05/01/2042	1,875	1,939
Wildwood Utility Dependent District, Senior South Sumter Utilities Project,
Rev., BAM, 5.00%, 10/01/2031	1,300	1,437
Rev., BAM, 5.00%, 10/01/2033	1,150	1,262
Rev., BAM, 5.00%, 10/01/2039	1,490	1,603
Rev., BAM, 5.00%, 10/01/2040	1,610	1,727
Wildwood Utility Dependent District, Senior South Sumter Utility Project, Rev., BAM, 5.00%, 10/01/2052	1,640	1,715
Wildwood Utility Dependent District, Subordinate South Sumter Utilities Project, Rev., BAM, 5.00%, 10/01/2041	650	695

		593,773

Georgia — 3.7%
Bartow County Development Authority, Georgia Power Co. Pollution Bowen Project, Rev., 1.80%, 09/01/2029 (z)	4,425	3,834
Board of Water Light & Sinking Fund Commissioners of The City of Dalton, Combined Utilities Revenue Bonds,
Rev., 4.00%, 03/01/2035	1,100	1,109
Rev., 4.00%, 03/01/2036	1,000	1,004
Rev., 4.00%, 03/01/2037	1,135	1,137
Rev., 4.00%, 03/01/2038	1,000	997
Brookhaven Development Authority, Children’s Healthcare of Atlanta,
Rev., 5.00%, 07/01/2036	2,425	2,576
Rev., 5.00%, 07/01/2037	2,400	2,545
Series A, Rev., 4.00%, 07/01/2044	3,000	2,970
Brookhaven Urban Redevelopment Agency, Series A, Rev., 4.00%, 07/01/2045	3,260	3,204
City of Atlanta Airport Passenger Facility Charge, Airport Revenue Subordinated, Rev., AMT, 4.00%, 07/01/2038	2,825	2,773
City of Atlanta Department of Aviation,
Series B, Rev., AMT, 5.00%, 07/01/2028	3,300	3,453
Series C, Rev., AMT, 5.00%, 07/01/2026	960	980
Series C, Rev., AMT, 5.00%, 07/01/2034	540	575
Series C, Rev., AMT, 5.00%, 07/01/2048	1,000	1,040

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — continued
Series G, Rev., AMT, 5.00%, 07/01/2025	750	755
Series G, Rev., AMT, 5.00%, 07/01/2028	2,500	2,616
City of Atlanta GA Department of Aviation,
Rev., AMT, 5.25%, 07/01/2041	1,775	1,943
Rev., AMT, 5.25%, 07/01/2043	1,500	1,629
City of Atlanta Water & Wastewater Revenue, Series B, Rev., 4.00%, 11/01/2037	1,000	999
City of Atlanta, Airport Passenger Facility, Subordinated Lien, Series C, Rev., 5.00%, 07/01/2040	2,000	2,111
City of Atlanta, Department of Aviation, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2031	1,155	1,216
Cobb County Hospital Authority, Rev., VRDO, LOC: Truist Bank, 4.23%, 01/07/2025 (z)	8,000	8,000
Cobb County Kennestone Hospital Authority, Revenue Anticipation Certificates, Rev., 5.00%, 04/01/2036	500	514
Cobb County Kennestone Hospital Authority, Wellstar Health System, Inc., Rev., 3.00%, 04/01/2037	700	620
Columbia County Hospital Authority, Anticipation Certificate Wellstar, Rev., 5.13%, 04/01/2053	3,625	3,810
DeKalb County Housing Authority, Kensington Station Project, Series A, Rev., 4.00%, 12/01/2033	10,000	9,907
Development Authority of Burke County (The), Rev., 3.30%, 12/01/2049 (z)	515	511
Development Authority of Burke County, Georgia Power Co. Plant Vogtle Project, Rev., 3.38%, 11/01/2053 (z)	1,000	1,000
Development Authority of Burke County/The, Oglethorpe Power Corp. Scherer Project, Series A, Rev., 1.50%, 01/01/2040 (z)	250	249
Development Authority of Cobb County, The Northwest Classical Academy Project, Rev., 5.70%, 06/15/2038 (e)	605	617
Development Authority of Monroe County (The), Oglethorpe Power Corporation Scherer Project, Series A, Rev., 1.50%, 01/01/2039 (z)	125	125
Development Authority of Monroe County, Georgia Power Company Plant Scherer, Rev., 3.88%, 06/01/2042 (z)	1,250	1,258
Development Authority of Monroe County/The, Georgia Power Co. Plant Scherer, Rev., 1.00%, 07/01/2049 (z)	1,785	1,674

SEE NOTES TO FINANCIAL STATEMENTS.

166	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Development Authority of Rockdale County, Arbours at Conyers Project, Rev., 3.63%, 02/01/2026 (z)	1,085	1,085
Fayette County Development Authority,
Rev., 5.00%, 10/01/2036	900	978
Rev., 5.00%, 10/01/2037	925	1,001
Rev., 5.00%, 10/01/2041	950	1,010
Rev., 5.00%, 10/01/2043	1,400	1,477
Rev., 5.00%, 10/01/2044	1,250	1,314
Gainesville & Hall County Hospital Authority,
Rev., 5.00%, 10/15/2030	3,500	3,810
Rev., 5.00%, 10/15/2034	7,545	8,465
George L Smith II Congress Center Authority, Convention Center Hotel, Series 2, Rev., 5.00%, 01/01/2054 (e)	1,000	973
George L Smith II Congress Center Authority, Convention Center Hotel First,
Rev., 4.00%, 01/01/2054	3,850	3,441
Series 1, Rev., 4.00%, 01/01/2036	2,750	2,737
Georgia Housing & Finance Authority,
Rev., 4.70%, 12/01/2054	15,000	15,040
Series A, Rev., 2.75%, 12/01/2035	500	431
Georgia Ports Authority, Rev., 5.25%, 07/01/2043	2,705	2,979
Georgia State Road & Tollway Authority,
Rev., 5.00%, 06/01/2027	5,250	5,506
Rev., 5.00%, 06/01/2028	5,500	5,875
Rev., 5.00%, 06/01/2030	6,205	6,834
Homerville Housing Authority, Brookwood Apartments, Rev., 3.45%, 01/01/2028 (z)	530	526
Main Street Natural Gas, Inc.,
Rev., 5.00%, 12/01/2054 (z)	1,730	1,828
Series A, Rev., 4.00%, 07/01/2052 (z)	14,500	14,603
Series A, Rev., 5.00%, 05/15/2033	4,950	5,102
Series A, Rev., 5.00%, 05/15/2043	8,000	8,216
Series A, Rev., 5.00%, 06/01/2053 (z)	15,000	15,700
Series A, Rev., 5.00%, 05/01/2054 (z)	15,925	16,881
Series A, Rev., 5.50%, 09/15/2028	1,000	1,056
Series B, Rev., 5.00%, 06/01/2028	2,500	2,594
Series B, Rev., 5.00%, 06/01/2029	1,500	1,563
Series B, Rev., 5.00%, 12/01/2052 (z)	5,000	5,206
Series B, Rev., 5.00%, 07/01/2053 (z)	8,020	8,439
Series B, Rev., 5.00%, 12/01/2054 (z)	11,185	11,902
Series C, Rev., 4.00%, 03/01/2050 (z)	6,350	6,370
Series C, Rev., 4.00%, 05/01/2052 (z)	15,310	15,378
Series C, Rev., 5.00%, 09/01/2053 (z)	11,285	11,897
Series D, Rev., 5.00%, 05/01/2054 (z)	9,500	9,961
Series D, Rev., 5.00%, 04/01/2054 (z)	26,545	28,192
Series E, Rev., 5.00%, 05/01/2055 (z)	22,830	24,094
Series E1, Rev., 5.00%, 12/01/2053 (z)	3,000	3,170
Main Street Natural Gas, Inc., Gas Supply, Series C, Rev., 4.00%, 08/01/2052 (e) (z)	32,600	32,224

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — continued
Metropolitan Atlanta Rapid Transit Authority, Rev., 5.00%, 07/01/2036	8,500	9,664
Milledgeville & Baldwin County Development Authority, Georgia College & State University Projects,
Rev., 4.00%, 06/15/2037	500	500
Rev., 5.00%, 06/15/2025	360	362
Municipal Electric Authority of Georgia,
Rev., 5.00%, 01/01/2029	1,000	1,068
Rev., 5.00%, 01/01/2059	2,000	2,010
Municipal Electric Authority of Georgia, Combined Cycle Project,
Series A, Rev., 5.00%, 11/01/2027	250	263
Series A, Rev., 5.00%, 11/01/2029	250	270
Municipal Electric Authority of Georgia, General Resolution Project, Series A, Rev., 4.00%, 01/01/2037	1,125	1,120
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Rev., 5.00%, 01/01/2059	3,000	3,044
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project,
Series A, Rev., AGM, 5.00%, 07/01/2033	1,610	1,781
Series A, Rev., AGM, 5.00%, 07/01/2035	1,300	1,427
Series A, Rev., AGM, 5.00%, 07/01/2036	2,795	3,059
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project,
Rev., AGM, 4.00%, 01/01/2036	330	332
Rev., AGM, 4.00%, 01/01/2041	1,000	983
Rev., AGM, 5.00%, 01/01/2025	200	200
Rev., AGM, 5.00%, 07/01/2027	500	523
Rev., 5.00%, 01/01/2039	1,310	1,342
Rev., BAM, 5.00%, 01/01/2049	2,000	2,047
Rev., AGM, 5.00%, 07/01/2053	3,675	3,859
Rev., AGM, 5.00%, 07/01/2055	4,615	4,800
Rev., 5.50%, 07/01/2063	2,500	2,662
Municipal Electric Authority of Georgia, Power Revenue,
Series HH, Rev., 5.00%, 01/01/2033	1,000	1,043
Series HH, Rev., 5.00%, 01/01/2034	1,000	1,041
Municipal Electric Authority of Georgia, Project One Subordinated,
Rev., 5.00%, 01/01/2029	1,110	1,185
Rev., 5.00%, 01/01/2037	1,250	1,344
Series A, Rev., 5.00%, 01/01/2035	2,245	2,245
Municipal Electric Authority of Georgia, Project One, Subordinated, Series B, Rev., 4.00%, 01/01/2039	1,400	1,375
Municipal Electric Authority of Georgia, Subordinate General Resolution, Rev., 5.00%, 01/01/2033	1,010	1,114

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	167

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Municipal Electric Authority of Georgia, Subordinate Project One,
Series A, Rev., 5.00%, 01/01/2030	705	762
Series A, Rev., 5.00%, 01/01/2031	1,715	1,877
Paulding County Hospital Authority, Anticipation Certificates Wellstar Health,
Rev., 5.00%, 04/01/2036	325	355
Rev., 5.00%, 04/01/2038	500	543
Private Colleges & Universities Authority, Emory University,
Series B, Rev., 4.00%, 10/01/2038	13,500	13,501
Series B, Rev., 4.00%, 09/01/2039	1,420	1,439
Private Colleges & Universities Authority, Savannah College of Art And Design,
Rev., 4.00%, 04/01/2038	1,400	1,404
Rev., 5.00%, 04/01/2027	400	415
State of Georgia, Series E, GO, 5.00%, 12/01/2027	1,570	1,632
State of Georgia, Bidding Group 1, Series A, GO, 5.00%, 07/01/2033	2,000	2,239
State of Georgia, Bidding Group 2, Series A, GO, 4.00%, 07/01/2035	750	790
State of Georgia, Tranche 2, Series A, GO, 5.00%, 07/01/2030	2,000	2,175

		433,404

Guam — 0.0% (g)
Antonio B Won Pat International Airport Authority,
Rev., AMT, 5.00%, 10/01/2031	250	262
Rev., AMT, 5.25%, 10/01/2035	550	585
Antonio B. Won Pat International Airport Authority, Rev., AMT, 5.25%, 10/01/2030	750	792
Territory of Guam, Series F, Rev., 4.00%, 01/01/2042	1,000	950

		2,589

Hawaii — 0.4%
City & County Honolulu HI Wastewater System Revenue,
Rev., 5.00%, 07/01/2032 (w)	290	323
Rev., 5.00%, 07/01/2036 (w)	1,310	1,482
Rev., 5.00%, 07/01/2041	2,945	3,292
Rev., 5.25%, 07/01/2054	6,900	7,581
City & County Honolulu Wastewater System Revenue, Green Bonds Senior Lien, Rev., 5.00%, 07/01/2040	540	596
City & County Honolulu Wastewater System Revenue, Senior First Bond Resolution, Series A, Rev., 5.00%, 07/01/2035	2,110	2,209
City & County of Honolulu,
Series A, GO, 5.00%, 10/01/2025	15	15
Series A, GO, 5.00%, 09/01/2027	30	32
Series C, GO, 5.00%, 10/01/2028	1,450	1,558

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Hawaii — continued
Series C, GO, 5.00%, 10/01/2029	1,000	1,090
City & County of Honolulu, Rail Transit Project,
GO, 3.00%, 07/01/2032	430	413
GO, 3.00%, 07/01/2035	1,000	923
State of Hawaii,
Series FG, GO, 4.00%, 10/01/2032	2,000	2,015
Series FG, GO, 4.00%, 10/01/2033	3,000	3,019
State of Hawaii Airports System Revenue,
Series A, Rev., AMT, 5.00%, 07/01/2032	1,500	1,555
Series A, Rev., AMT, 5.00%, 07/01/2033	1,630	1,687
Series A, Rev., AMT, 5.00%, 07/01/2034	2,000	2,102
Series A, Rev., AMT, 5.00%, 07/01/2035	1,000	1,031
Series A, Rev., AMT, 5.00%, 07/01/2051	1,905	1,967
Series B, Rev., 5.00%, 07/01/2026	1,250	1,284
State of Hawaii Department of Budget & Finance,
Rev., 3.20%, 07/01/2039	6,505	5,313
Rev., 5.00%, 07/01/2034 (e)	1,350	1,368
State of Hawaii Harbor System Revenue,
Series A, Rev., AMT, 4.00%, 07/01/2031	250	253
Series A, Rev., AMT, 4.00%, 07/01/2032	500	503
Series A, Rev., AMT, 4.00%, 07/01/2033	750	751
Series A, Rev., AMT, 4.00%, 07/01/2034	3,555	3,534
Series A, Rev., AMT, 5.00%, 07/01/2027	250	259
Series A, Rev., AMT, 5.00%, 07/01/2028	500	523
Series A, Rev., AMT, 5.00%, 07/01/2029	250	264
Series C, Rev., 4.00%, 07/01/2032	200	207
State of Hawaii State Highway Fund, Rev., 5.00%, 01/01/2029	1,000	1,075
State of Hawaii, Airports System Revenue, Series D, Rev., 5.00%, 07/01/2030	1,000	1,098

		49,322

Idaho — 0.1%
Idaho Health Facilities Authority, Trinity Health Credit Group,
Rev., 4.00%, 12/01/2043	4,460	4,322
Series A, Rev., 5.00%, 12/01/2047	1,715	1,743
Idaho Housing & Finance Association,
Series A, Rev., 5.00%, 08/15/2029	1,000	1,090
Series A, Rev., 5.00%, 08/15/2034	1,130	1,288

SEE NOTES TO FINANCIAL STATEMENTS.

168	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Idaho — continued
Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	3,750	4,104
Idaho Housing & Finance Association, Garvee,
Series A, Rev., 4.00%, 07/15/2039	1,440	1,436
Series A, Rev., 5.00%, 07/15/2030	1,250	1,376
Idaho Housing & Finance Association, Transportation Expansion & Mitigation, Rev., 5.00%, 08/15/2037	165	183
Spring Valley Community Infrastructure District No. 1, Assessment Area Two, Special Assessment, 6.25%, 09/01/2053 (e)	1,120	1,177

		16,719

Illinois — 6.1%
Chicago Board of Education,
GO, 5.00%, 12/01/2032	600	613
Series A, GO, AGM, 5.00%, 12/01/2026	10	10
Series A, GO, 5.00%, 12/01/2041	1,000	1,004
Series A, GO, 5.00%, 12/01/2042	10,000	9,869
Series A, GO, 5.25%, 12/01/2036	5,500	5,770
Series D, GO, 5.00%, 12/01/2046	7,500	7,319
Chicago Board of Education Dedicated Capital Improvement Tax,
Rev., 5.25%, 04/01/2039	3,125	3,342
Rev., 5.75%, 04/01/2048	4,000	4,294
Chicago Board of Education, Capital Appreciation School Reform,
Series A, GO, NATL, Zero Coupon, 12/01/2025	255	246
Series A, GO, NATL, Zero Coupon, 12/01/2029	1,220	995
Series B1, GO, NATL, Zero Coupon, 12/01/2028	500	426
Series B1, GO, NATL, Zero Coupon, 12/01/2029	1,105	901
Chicago Board of Education, Dedicated,
Series H, GO, 5.00%, 12/01/2036	2,000	2,013
Series H, GO, 5.00%, 12/01/2046	1,000	978
Chicago Midway International Airport, Series B, Rev., 5.00%, 01/01/2046	10,000	10,033
Chicago Midway International Airport, Senior,
Series C, Rev., AMT, 5.00%, 01/01/2028	2,825	2,923
Series C, Rev., AMT, 5.00%, 01/01/2034	6,000	6,453
Series C, Rev., AMT, 5.00%, 01/01/2040	2,610	2,729
Chicago Midway International Airport, Senior Lien,
Series A, Rev., BAM, AMT, 5.00%, 01/01/2033	2,400	2,601
Series A, Rev., AMT, 5.00%, 01/01/2034	1,660	1,785
Chicago O’Hare International Airport,
Rev., AMT, 5.00%, 01/01/2030	3,400	3,400

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Rev., AMT, 5.00%, 01/01/2031	8,500	8,500
Rev., AMT, 5.00%, 01/01/2032	2,000	2,000
Rev., 5.00%, 01/01/2052	4,030	4,075
Rev., 5.25%, 01/01/2053	5,000	5,439
Series C, Rev., AMT, 5.00%, 01/01/2032	4,000	4,298
Series C, Rev., AMT, 5.00%, 01/01/2036	1,500	1,616
Chicago O’Hare International Airport, General Senior Lien, Series B, Rev., 5.00%, 01/01/2053	4,895	5,033
Chicago O’Hare International Airport, Senior Lien,
Series A, Rev., 4.00%, 01/01/2035	3,500	3,555
Series A, Rev., 5.00%, 01/01/2035	6,000	6,425
Series A, Rev., AMT, 5.00%, 01/01/2039	2,000	2,051
Series F, Rev., BAM, 4.25%, 01/01/2047	2,180	2,139
Chicago O’Hare International Airport, Senior Lien Customer Facility, Rev., BAM, 5.25%, 01/01/2042	1,465	1,617
Chicago O’Hare International Airport, Trips Obligated Group, Rev., AMT, 5.00%, 07/01/2048	3,000	3,005
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5357, Rev., 5.00%, 06/01/2028	1,000	1,061
Chicago Transit Authority Sales Tax Receipts Fund,
Rev., 5.00%, 12/01/2046	4,780	4,839
Series A, Rev., 5.00%, 12/01/2037	2,000	2,224
Series A, Rev., 5.00%, 12/01/2045	6,500	6,679
Series A, Rev., BAM, 5.00%, 12/01/2046	4,500	4,737
Chicago Transit Authority Sales Tax Receipts Fund, Second Lien,
Rev., 5.00%, 12/01/2051	4,750	4,796
Series A, Rev., 4.00%, 12/01/2049	4,000	3,719
Series A, Rev., 5.00%, 12/01/2052	5,000	5,142
Series A, Rev., 5.00%, 12/01/2055	2,000	2,041
City of Aurora Waterworks & Sewerage Revenue, Series B, Rev., 4.00%, 12/01/2034	1,565	1,548
City of Berwyn, Series A, GO, 5.00%, 12/01/2029	1,000	1,002
City of Chicago,
Series A, GO, 5.00%, 01/01/2027	5,500	5,631
Series A, GO, 5.00%, 01/01/2034	4,500	4,692
Series A, GO, 5.50%, 01/01/2049	6,325	6,456
Series B, GO, 4.00%, 01/01/2038 (e)	521	495
Series B, GO, 5.00%, 01/01/2029	1,000	1,044
Series B, GO, 5.00%, 01/01/2034	3,555	3,803
Series C, GO, Zero Coupon, 01/01/2027 (p)	500	466
Series C, GO, 5.00%, 01/01/2025	45	45

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	169

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series C, GO, 5.00%, 01/01/2028	1,450	1,464
City of Chicago IL Wastewater Transmission Revenue,
Rev., AGM, 5.00%, 01/01/2036	1,000	1,093
Rev., BAM, 5.00%, 01/01/2041	1,000	1,088
Rev., BAM, 5.00%, 01/01/2042	785	851
Rev., BAM, 5.00%, 01/01/2043	1,125	1,216
Rev., AGM, 5.25%, 01/01/2058	1,910	2,036
City of Chicago IL Waterworks Revenue,
Rev., 5.00%, 11/01/2031	665	736
Rev., AGM, 5.00%, 11/01/2037	1,000	1,077
City of Chicago Special Assessment Revenue, Lakeshore East Project,
Special Assessment, 2.69%, 12/01/2026 (e)	210	206
Special Assessment, 3.04%, 12/01/2028 (e)	270	259
City of Chicago Wastewater Transmission Revenue, Second Lien,
Series B, Rev., AGM, 5.00%, 01/01/2037	1,050	1,142
Series B, Rev., AGM, 5.00%, 01/01/2039	2,000	2,153
Series C, Rev., 5.00%, 01/01/2034	2,430	2,430
City of Chicago Wastewater Transmission Revenue, Second Lien Wastewater Transmission Revenue Bonds, Rev., BAM, 5.00%, 01/01/2044	1,500	1,613
City of Chicago Waterworks Revenue, Second Lien,
Series 2017-2, Rev., AGM, 5.00%, 11/01/2038	3,500	3,619
Series B, Rev., AGM, 5.00%, 11/01/2032	1,000	1,101
Series B, Rev., AGM, 5.00%, 11/01/2038	1,000	1,074
Series B, Rev., AGM, 5.00%, 11/01/2039	1,000	1,070
City of Chicago, Chicago Recovery Plan, Series A, GO, 5.00%, 01/01/2044	9,415	9,572
City of Chicago, Chicago Works,
Series A, GO, 5.25%, 01/01/2038	2,680	2,819
Series A, GO, 5.50%, 01/01/2039	1,180	1,251
Series A, GO, 5.50%, 01/01/2040	1,000	1,057
Series A, GO, 5.50%, 01/01/2041	1,000	1,040
Series A, GO, 5.50%, 01/01/2043	1,500	1,552
City of Chicago, Wastewater Transmission Revenue, Second Lien,
Series A, Rev., AGM, 5.25%, 01/01/2048	5,000	5,340
Series B, Rev., AGM-CR, 5.00%, 01/01/2027	1,000	1,038
Series B, Rev., AGM, 5.00%, 01/01/2029	300	321

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Series B, Rev., AGM, 5.00%, 01/01/2038	1,940	2,100
City of Chicago, Waterworks Revenue, Second Lien,
Series A, Rev., AGM, 5.25%, 11/01/2048	1,500	1,619
Series B, Rev., AGM, 4.00%, 11/01/2040	4,320	4,247
Series B, Rev., AGM, 5.00%, 11/01/2028	300	321
Series B, Rev., AGM, 5.00%, 11/01/2031	400	444
Series B, Rev., AGM, 5.00%, 11/01/2033	2,350	2,577
City of Granite City, Waste Management, Inc., Rev., AMT, 1.25%, 05/01/2027	5,000	4,678
Cook County Community College District No. 508, City Colleges of Chicago,
GO, BAM, 5.00%, 12/01/2041	3,000	3,179
GO, BAM, 5.00%, 12/01/2042	2,000	2,112
Cook County Community Consolidated School District No. 34 Glenview, GO, 4.00%, 12/01/2029	2,000	2,088
Cook County High School District No. 214 Arlington Heights, GO, 4.00%, 12/01/2026	1,910	1,947
Cook County School District No. 87 Berkeley, GO, AGM, 3.00%, 12/01/2034	1,500	1,369
Cook County, Community School District No. 97, Oak Park, GO, 4.00%, 01/01/2034	2,000	2,038
County of Cook,
Series A, GO, 5.00%, 11/15/2025	960	974
Series A, GO, AGM, 5.00%, 11/15/2026	1,000	1,034
Series A, GO, 5.00%, 11/15/2026	3,900	4,027
Series A, GO, 5.00%, 11/15/2033	250	279
County of Cook IL Sales Tax Revenue, Rev., 5.00%, 11/15/2031	2,000	2,219
County of Cook Sales Tax Revenue,
Rev., 4.00%, 11/15/2037	3,500	3,510
Rev., 4.00%, 11/15/2038	1,545	1,545
Series A, Rev., 4.00%, 11/15/2039	2,000	1,991
Series A, Rev., 4.00%, 11/15/2040	5,250	5,177
Series A, Rev., 5.00%, 11/15/2025	690	701
Series A, Rev., 5.25%, 11/15/2045	2,500	2,683
County of Cook, Sales Tax Revenue, Series A, Rev., 5.00%, 11/15/2038	1,240	1,336
County of Will, GO, 4.00%, 11/15/2047	7,000	6,626
Illinois Finance Authority,
Rev., 5.00%, 04/01/2036	3,000	3,377
Rev., 5.25%, 04/01/2038	3,250	3,698
Rev., 5.25%, 04/01/2040	1,660	1,778
Rev., 5.25%, 04/01/2043	1,200	1,265
Series A, Rev., 4.00%, 07/15/2036	710	717

SEE NOTES TO FINANCIAL STATEMENTS.

170	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series A, Rev., 4.00%, 07/15/2039	3,000	2,996
Series B2, Rev., 5.00%, 05/15/2050 (z)	4,800	4,881
Illinois Finance Authority, Acero Charter Schools, Inc., Rev., 4.00%, 10/01/2042 (e)	500	443
Illinois Finance Authority, Advocate Health Care Network Project, Rev., 4.00%, 11/01/2030	1,730	1,746
Illinois Finance Authority, Ann & Robert H. Lurie Child, Rev., 4.00%, 08/15/2037	500	492
Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago, Rev., 5.00%, 08/15/2035	1,610	1,662
Illinois Finance Authority, Carle Foundation, Series A, Rev., 5.00%, 02/15/2045	20,275	20,381
Illinois Finance Authority, CenterPoint Intermodal Center, Rev., AMT, 4.13%, 12/01/2043 (e) (z)	15,000	14,832
Illinois Finance Authority, DePaul College Prep Foundation, Rev., 5.50%, 08/01/2043 (e)	1,360	1,451
Illinois Finance Authority, Green Bond, Rev., 4.00%, 07/01/2038	4,160	4,168
Illinois Finance Authority, Green Bonds,
Rev., 4.00%, 01/01/2033	8,190	8,413
Rev., 4.00%, 07/01/2040	1,500	1,500
Illinois Finance Authority, Health Services Facility Lease Revenue, Provident Group UIC Surgery,
Rev., 4.00%, 10/01/2040	1,750	1,642
Rev., 5.00%, 10/01/2032	750	783
Illinois Finance Authority, Illinois State Clean Water Initiative, Green Bond, Rev., 5.00%, 01/01/2028	100	106
Illinois Finance Authority, Mercy Health Corp., Rev., 5.00%, 12/01/2040	1,080	1,092
Illinois Finance Authority, Northshore University Health System,
Rev., 4.00%, 08/15/2037	1,000	998
Rev., 5.00%, 08/15/2035	750	807
Illinois Finance Authority, Northwestern Memorial HealthCare, Rev., 4.00%, 07/15/2047	9,000	8,437
Illinois Finance Authority, OSF Healthcare System,
Rev., 4.00%, 05/15/2050	1,000	900
Series A, Rev., 5.00%, 11/15/2045	10,900	10,910
Illinois Finance Authority, Plymouth Place, Inc., Rev., 5.00%, 05/15/2041	400	383
Illinois Finance Authority, Presbyterian Homes, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 4.30%, 05/01/2042 (aa)	180	178
Illinois Finance Authority, Rush University Medical Center, Series A, Rev., 4.00%, 11/15/2039	1,320	1,247

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Illinois Finance Authority, Silver Cross Hospital & Medical, Rev., 5.00%, 08/15/2044	7,500	7,515
Illinois Finance Authority, Southern Illinois Healthcare, Rev., 5.00%, 03/01/2031	2,135	2,184
Illinois Finance Authority, State Clean Water Initiative, Rev., 4.00%, 07/01/2026	2,100	2,119
Illinois Finance Authority, Swedish Covenant Hospital, Rev., 5.00%, 08/15/2032 (p)	4,000	4,108
Illinois Finance Authority, The Carle Foundation,
Series A, Rev., 3.00%, 08/15/2048	2,850	2,193
Series A, Rev., 4.00%, 08/15/2038	1,615	1,577
Series A, Rev., 5.00%, 08/15/2031	2,530	2,787
Series B, Rev., 5.00%, 08/15/2053 (z)	285	309
Illinois Finance Authority, UChicago Medicine,
Rev., 5.00%, 08/15/2052 (z)	1,710	1,772
Series A, Rev., 5.00%, 08/15/2047	17,000	17,799
Illinois Finance Authority, University of Chicago,
Series A, Rev., 5.00%, 10/01/2028	3,000	3,207
Series A, Rev., 5.00%, 10/01/2034	1,750	2,005
Series A, Rev., 5.00%, 10/01/2035	1,400	1,611
Series A, Rev., 5.25%, 05/15/2048	2,000	2,167
Illinois Housing Development Authority,
Series C, Rev., FHA, 0.80%, 07/01/2026	270	255
Series D, Rev., GNMA/FNMA/FHLMC, 3.75%, 04/01/2050	965	962
Illinois Housing Development Authority, 6900 Crandon, Rev., FHA HUD, 5.00%, 02/01/2027 (z)	1,700	1,728
Illinois Housing Development Authority, Social Bonds,
Series A, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	2,815	2,751
Series B, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	300	292
Series H, Rev., GNMA FNMA FHLMC COLL, 5.75%, 10/01/2053	660	701
Illinois Housing Development Authority, South Shore HHDC, Rev., HUD, 5.00%, 02/01/2027 (z)	1,520	1,544
Illinois Housing Development Authority, Sustainable Bond,
Series A, Rev., VRDO, FHA, 3.67%, 01/07/2025 (z)	4,000	4,000
Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 10/01/2054	800	862
Illinois Housing Development Authority, Sustainable Bonds,
Series C, Rev., GNMA/FNMA/FHLMC, 4.85%, 04/01/2049	5,000	5,076
Series I, Rev., GNMA/FNMA/FHLMC, 6.00%, 10/01/2055	4,720	5,202

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	171

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series N, Rev., GNMA/FNMA/FHLMC, 6.25%, 04/01/2054	9,705	10,519
Illinois Sports Facilities Authority (The), State Tax Supported,
Rev., 5.00%, 06/15/2030	500	523
Rev., AGM, 5.25%, 06/15/2031	225	226
Rev., AGM, 5.25%, 06/15/2032	5,000	5,027
Illinois State Toll Highway Authority,
Series A, Rev., 4.00%, 01/01/2044	1,000	956
Series A, Rev., 4.00%, 01/01/2046	14,950	13,950
Series A, Rev., 5.00%, 01/01/2028	100	105
Series A, Rev., 5.00%, 01/01/2040	4,500	4,516
Series A, Rev., 5.00%, 01/01/2041	3,300	3,560
Series A, Rev., 5.00%, 01/01/2043	4,000	4,285
Series A, Rev., 5.00%, 01/01/2044	6,580	6,902
Series B, Rev., 5.00%, 01/01/2029	100	102
Series B, Rev., 5.00%, 01/01/2040	5,500	5,542
Illinois State Toll Highway Authority, Senior,
Series A, Rev., 5.00%, 01/01/2029	800	858
Series A, Rev., 5.00%, 12/01/2031	5,115	5,198
Series A, Rev., 5.00%, 01/01/2036	1,300	1,462
Series A, Rev., 5.00%, 01/01/2037	800	898
Series A, Rev., 5.25%, 01/01/2043	2,315	2,556
Series B, Rev., 5.00%, 01/01/2028	4,000	4,221
Series B, Rev., 5.00%, 01/01/2041	2,190	2,215
Illinois State Toll Highway Authority, Toll Highway Revenue,
Series A, Rev., 5.00%, 01/01/2036	1,000	1,086
Series A, Rev., 5.00%, 01/01/2037	1,555	1,683
Kane & DuPage Counties Community Unit School District No. 303 St Charles,
GO, 4.00%, 01/01/2041	2,110	2,088
GO, 4.00%, 01/01/2042	2,210	2,167
Macon County, School District No. 61 Decatur,
GO, AGM, 4.00%, 01/01/2040	1,420	1,415
GO, AGM, 4.00%, 01/01/2045	3,000	2,870
Metropolitan Pier & Exposition Authority,
Rev., NATL, Zero Coupon, 12/15/2034	500	343
Rev., 5.00%, 12/15/2036	540	595
Rev., 5.00%, 12/15/2037	1,090	1,196
Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion, Rev., 5.00%, 06/15/2042	5,645	5,890
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick,
Rev., NATL, Zero Coupon, 12/15/2035	500	328
Rev., NATL, Zero Coupon, 06/15/2036	6,000	3,850
Rev., NATL, Zero Coupon, 06/15/2037	500	307
Rev., AGM, Zero Coupon, 06/15/2044	500	211
Series B, Rev., AGM, Zero Coupon, 06/15/2027	4,310	3,968
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick Project, Rev., NATL, Zero Coupon, 06/15/2028	4,250	3,770

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Metropolitan Pier & Exposition Authority, McCormick Expansion Project, Series B, Rev., 5.00%, 12/15/2027	125	127
Metropolitan Pier & Exposition Authority, McCormick Place,
Rev., Zero Coupon, 06/15/2037	1,175	716
Rev., Zero Coupon, 06/15/2041	1,750	857
Metropolitan Pier & Exposition Authority, McCormick Place Expansion,
Rev., Zero Coupon, 12/15/2035	3,200	2,088
Rev., 3.00%, 06/15/2025	150	149
Rev., 4.00%, 12/15/2042	1,000	952
Rev., 4.00%, 06/15/2050	1,000	906
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Rev., 5.00%, 06/15/2057	1,760	1,780
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Series C, GO, 5.00%, 12/01/2045	3,000	3,041
Metropolitan Water Reclamation District of Greater Chicago, Green Bonds, Series E, GO, 5.00%, 12/01/2036	2,065	2,111
Northern Illinois University, Auxiliary Facilities Systems Revenue Bonds, Rev., BAM, 4.00%, 10/01/2041	825	783
Northern Illinois University, Board of Trustees Auxiliary Facilities, Rev., BAM, 4.00%, 10/01/2033	1,000	1,008
Northern Illinois University, Sustainable Bond,
COP, BAM, 4.25%, 04/01/2044	1,000	951
COP, BAM, 5.50%, 04/01/2049	1,250	1,328
Regional Transportation Authority, Series A, Rev., NATL, 6.00%, 07/01/2025	25	25
Sales Tax Securitization Corp., Series A, Rev., 5.00%, 01/01/2048	2,000	2,040
Sales Tax Securitization Corp., Second Lien,
Series A, Rev., 4.00%, 01/01/2039	3,000	2,962
Series A, Rev., 5.00%, 01/01/2036	5,000	5,587
Series A, Rev., BAM, 5.00%, 01/01/2037	750	794
Series A, Rev., 5.00%, 01/01/2037	3,370	3,745
Series C, Rev., 5.00%, 01/01/2029	850	908
Series C, Rev., 5.00%, 01/01/2032	1,400	1,545
Southwestern Illinois Development Authority, Southwestern Il Flood Prevention, Rev., 4.00%, 10/15/2035	1,215	1,226
State of Illinois,
GO, 4.00%, 06/01/2032	1,980	1,984
GO, 4.00%, 06/01/2034	4,485	4,479
GO, 4.00%, 06/01/2035	1,000	993
GO, 4.00%, 06/01/2036	485	481
GO, 5.00%, 01/01/2028	6,810	6,912
GO, 5.00%, 02/01/2028	1,050	1,084

SEE NOTES TO FINANCIAL STATEMENTS.

172	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
GO, 5.00%, 01/01/2029	2,085	2,116
GO, 5.00%, 02/01/2029	1,450	1,509
GO, 5.00%, 02/01/2030	1,460	1,569
GO, 5.00%, 05/01/2041	850	911
GO, 5.25%, 02/01/2030	2,000	2,001
GO, 5.50%, 05/01/2030	2,000	2,133
Series A, GO, 4.00%, 03/01/2041	250	242
Series A, GO, 5.00%, 11/01/2026	1,360	1,400
Series A, GO, 5.00%, 03/01/2027	855	885
Series A, GO, 5.00%, 03/01/2028	1,500	1,575
Series A, GO, 5.00%, 03/01/2030	1,000	1,076
Series A, GO, 5.00%, 03/01/2046	1,000	1,038
Series A, GO, 5.50%, 03/01/2042	1,500	1,633
Series A, GO, 5.50%, 03/01/2047	2,690	2,894
Series A, GO, 6.00%, 05/01/2025	500	504
Series B, GO, 4.00%, 10/01/2033	2,000	2,014
Series B, GO, 5.00%, 10/01/2029	1,000	1,070
Series B, GO, 5.00%, 10/01/2031	5,000	5,406
Series B, GO, 5.50%, 05/01/2039	250	269
Series B, GO, 5.50%, 05/01/2047	2,500	2,693
Series C, GO, 4.00%, 10/01/2037	2,000	1,974
Series C, GO, 5.00%, 11/01/2029	4,200	4,378
Series C, GO, 5.25%, 10/01/2047	3,000	3,176
Series D, GO, 5.00%, 11/01/2026	1,980	2,038
Series D, GO, 5.00%, 11/01/2027	6,080	6,354
Series D, GO, 5.00%, 11/01/2028	2,500	2,607
State of Illinois Sales Tax Revenue, Series A, Rev., BAM, 4.00%, 06/15/2029	2,250	2,329
State of Illinois Sales Tax Revenue, Junior Obligation,
Series A, Rev., BAM, 4.00%, 06/15/2026	505	510
Series A, Rev., BAM, 4.00%, 06/15/2031	1,500	1,552
State of Illinois, Build America Bonds,
GO, 6.90%, 03/01/2035	1,000	1,066
GO, 7.35%, 07/01/2035	3,143	3,351
State of Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/01/2039	1,500	1,474
University of Illinois Auxiliary Facilities System, Rev., 5.25%, 04/01/2041	4,390	4,894
University of Illinois, Auxiliary Facility, Series A, Rev., AGM-CR, 4.00%, 04/01/2036	4,730	4,735
Village of Rosemont, Series A, GO, BAM, 5.00%, 12/01/2042	10,000	10,459
Will County Community Unit School District No. 209-U Wilmington, GO, AGM, 5.50%, 02/01/2038	1,195	1,290

		705,000

Indiana — 1.3%
City of Carmel IN Waterworks Revenue, Rev., BAM, 5.25%, 05/01/2051	1,375	1,450
City of Fishers Sewage Works Revenue, Rev., BAM, 4.00%, 07/01/2047	1,000	965

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — continued
City of Rockport, Industry Pollution Control, Michigan Power Company Project, Rev., 2.75%, 06/01/2025	100	100
City of Valparaiso, Pratt Paper (In) LLC, Rev., AMT, 4.88%, 01/01/2044 (e)	3,000	3,039
City of Whiting, BP Products North America,
Rev., AMT, 4.40%, 11/01/2045 (z)	6,000	6,102
Rev., AMT, 4.40%, 03/01/2046 (z)	4,500	4,576
Evansville Waterworks District, Series A, Rev., BAM, 5.00%, 07/01/2042	925	983
Indiana Finance Authority, Rev., 5.25%, 10/01/2044	5,000	5,527
Indiana Finance Authority, Citizens Water Westfield Project, Series A, Rev., 4.00%, 10/01/2048	1,500	1,416
Indiana Finance Authority, Community Foundation of Northwest Industry, Rev., 5.00%, 09/01/2036	1,000	1,019
Indiana Finance Authority, DePauw University Project, Series A, Rev., 5.00%, 07/01/2047	8,000	8,046
Indiana Finance Authority, Duke Energy Indian, Rev., AMT, 4.50%, 05/01/2035 (z)	3,305	3,315
Indiana Finance Authority, First Lien, Series A, Rev., 5.00%, 10/01/2025	1,625	1,627
Indiana Finance Authority, First Lien CWA Authority Project,
Rev., 5.00%, 10/01/2033	1,250	1,415
Rev., 5.00%, 10/01/2034	955	1,082
Rev., 5.00%, 10/01/2035	1,250	1,412
Rev., 5.00%, 10/01/2040	1,250	1,379
Rev., 5.00%, 10/01/2041	500	547
Indiana Finance Authority, Green Bonds CWA Authority Project, Rev., 4.00%, 10/01/2037	1,440	1,453
Indiana Finance Authority, IN University Health Obligation Group, Rev., 4.00%, 12/01/2040	1,000	972
Indiana Finance Authority, Indianapolis Power,
Series A, Rev., 0.75%, 12/01/2038 (z)	4,875	4,685
Series B, Rev., AMT, 0.95%, 12/01/2038 (z)	7,025	6,768
Indiana Finance Authority, Margaret Mary Health,
Rev., 5.50%, 03/01/2044	2,650	2,827
Rev., 5.75%, 03/01/2054	4,050	4,317
Indiana Finance Authority, Marion General Hospital, Series A, Rev., 4.00%, 07/01/2040	5,060	4,808
Indiana Finance Authority, Ohio Valley Electric Corp., Rev., 3.00%, 11/01/2030	1,230	1,164

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	173

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Ohio Valley Electric Corp. Project,
Series A, Rev., 4.25%, 11/01/2030	2,000	2,037
Series B, Rev., 2.50%, 11/01/2030	1,000	912
Indiana Finance Authority, Second Lien, CWA Authority Project, Rev., 5.00%, 10/01/2035	3,000	3,302
Indiana Finance Authority, United States Steel Corp., Series A, Rev., 4.13%, 12/01/2026	145	145
Indiana Finance Authority, University of Evansville, Rev., 5.25%, 09/01/2037	1,150	1,189
Indiana Finance Authority, Valley Electric Corporation Project, Series B, Rev., 3.00%, 11/01/2030	1,000	946
Indiana Finance Authority, Valparaiso University Project, Rev., 4.00%, 10/01/2034	1,315	1,259
Indiana Health & Educational Facilities Financing Authority, Rev., 4.00%, 11/15/2046	3,400	3,240
Indiana Housing & Community Development Authority, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	595	583
Indiana Housing & Community Development Authority, Social Bonds,
Series A1, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 07/01/2053	245	258
Series A, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2052	865	840
Series C1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	40	39
Indiana Housing & Community Development Authority, Sustainable Bond, Series A1, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	4,000	3,954
Indiana Municipal Power Agency, Series A, Rev., 5.00%, 01/01/2029	400	425
Indiana University, Rev., 5.00%, 06/01/2034	2,665	3,070
Indianapolis Local Public Improvement Bond Bank,
Series A, Rev., AGM, 4.00%, 06/01/2036	5,000	5,111
Series A, Rev., AGM, 4.00%, 06/01/2041	9,000	8,932
Series A, Rev., 5.00%, 06/01/2025	500	504
Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series A1, Rev., AMT, 5.00%, 01/01/2028	200	203
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport, Rev., AMT, 5.00%, 01/01/2029	2,855	3,004

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — continued
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority,
Rev., AMT, 5.00%, 01/01/2026	1,500	1,521
Rev., AMT, 5.00%, 01/01/2029	4,245	4,466
Rev., AMT, 5.00%, 01/01/2031	3,500	3,750
Series I, Rev., AMT, 5.00%, 01/01/2032	4,885	4,889
Series I, Rev., AMT, 5.00%, 01/01/2033	5,000	5,004
Indianapolis Local Public Improvement Bond Bank, Metropolitan Thoroughfare District, Series D, Rev., 4.00%, 01/01/2041	10,000	10,042
Indianapolis Local Public Improvement Bond Bank, Senior, Convention Center Hotel,
Rev., 5.50%, 03/01/2038	2,150	2,302
Rev., 6.00%, 03/01/2053	2,050	2,192
Northern Indiana Commuter Transportation District, Rev., 5.25%, 01/01/2049	1,500	1,622
Northwestern School Building Corp.,
Rev., 6.00%, 07/15/2040	700	785
Rev., 6.00%, 07/15/2041	900	1,006
Purdue University, Series A, Rev., 5.00%, 07/01/2027	1,500	1,574
Westfield-Washington Multi-School Building Corp., Series A, Rev., BAM, 5.25%, 07/15/2043	1,550	1,706

		151,806

Iowa — 0.5%
Iowa Finance Authority,
Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2039	3,545	3,483
Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	5,665	5,600
Series D, Rev., GNMA/FNMA/FHLMC, 3.50%, 01/01/2049	245	242
Iowa Finance Authority, Ahepa 192, IV Apartments Project, Rev., HUD, 5.00%, 11/01/2026 (z)	3,040	3,077
Iowa Finance Authority, Alcoa, Inc. Project, Rev., 4.75%, 08/01/2042	5,000	5,004
Iowa Finance Authority, Iowa Fertilizer Company Project,
Rev., 4.00%, 12/01/2050 (p) (z)	5,905	6,301
Rev., 5.00%, 12/01/2050 (p)	5,255	5,974
Iowa Finance Authority, Lifespace Communities, Inc., Rev., 5.00%, 05/15/2044	3,000	3,020
Iowa Finance Authority, Social Bond, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,770	1,719
Iowa Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2047	1,485	1,452
Iowa Finance Authority, Sustainable Bond Mortgage Backed, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	2,000	1,977

SEE NOTES TO FINANCIAL STATEMENTS.

174	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Iowa — continued
Iowa Student Loan Liquidity Corp., Series B, Rev., AMT, 5.00%, 12/01/2030	1,000	1,049
Iowa Tobacco Settlement Authority, Subordinate,
Series B1, Rev., 4.00%, 06/01/2049	870	839
Series B, Rev., Zero Coupon, 06/01/2065	10,635	1,509
PEFA, Inc., Rev., 5.00%, 09/01/2049 (z)	2,745	2,788
Sioux City Community School District, Rev., BAM, 3.00%, 10/01/2025	3,625	3,611
Southeast Polk Community School District, Series A, GO, 5.00%, 05/01/2028	5,185	5,508

		53,153

Kansas — 0.2%
Butler County Unified School District No. 385 Andover, Refunding and School Building, GO, 5.00%, 09/01/2032 (p)	1,000	1,051
City of Lawrence KS, Rev., 4.00%, 07/01/2036	1,500	1,467
City of Manhattan, Meadowlark Hills, Series A, Rev., 4.00%, 06/01/2036	1,000	940
City of Wichita KS, Rev., 5.25%, 05/15/2039	2,460	2,471
Johnson County Unified School District No. 512 Shawnee Mission, Series A, GO, 4.00%, 10/01/2043	2,000	1,982
Kansas Development Finance Authority, Unrefunded, Rev., 5.00%, 11/15/2054 (z)	1,500	1,592
Riley County Unified School District No. 383 Manhattan-Ogden, Series A, GO, 5.00%, 09/01/2034 (p)	1,000	1,051
University of Kansas Hospital Authority, Improvement Ku Health System, Rev., 5.00%, 09/01/2045	3,800	3,814
University of Kansas Hospital Authority, University Kansas Health System, Rev., 5.00%, 03/01/2047 (p)	3,865	4,022
University of Kansas Hospital Authority, Unrefunded University Kansas Health System, Rev., 5.00%, 03/01/2047	7,350	7,438
Wyandotte County Unified School District No. 203 Piper,
Series A, GO, AGM, 5.00%, 09/01/2040	900	968
Series A, GO, AGM, 5.25%, 09/01/2052	1,000	1,064

		27,860

Kentucky — 1.5%
City of Henderson, Pratt Paper LLC Project, Rev., AMT, 4.45%, 01/01/2042 (e)	1,685	1,646
County of Carroll, Utilities Company Project, Rev., AMT, 2.00%, 02/01/2032	8,620	7,125
County of Trimble, Kentucky Utilities Co., Rev., AMT, 4.70%, 06/01/2054 (z)	8,000	8,125

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Kentucky — continued
County of Trimble, Louisville Gas & Electric, Rev., 0.63%, 09/01/2026	605	569
County of Trimble, Louisville Gas & Electricity, Rev., AMT, 1.35%, 11/01/2027	8,100	7,502
County of Trimble, Louisville Gas and Electric, Rev., AMT, 4.70%, 06/01/2054 (z)	6,665	6,769
County of Trimble, Louisville Gas and Electric Company, Rev., AMT, 1.30%, 09/01/2044 (z)	4,500	4,117
County of Warren, Bowling Green Warren County,
Rev., 5.00%, 04/01/2042	2,540	2,722
Rev., 5.00%, 04/01/2043	2,500	2,669
Rev., 5.25%, 04/01/2049	5,000	5,362
Fayette County School District Finance Corp., Series A, Rev., 4.00%, 05/01/2038	3,000	2,977
Kenton County Airport Board, Rev., AMT, 5.00%, 01/01/2032	1,175	1,265
Kentucky Bond Development Corp., Centre College, Rev., 4.00%, 06/01/2040	420	412
Kentucky Economic Development Finance Authority, Baptist Healthcare System, Series B, Rev., 5.00%, 08/15/2041	9,550	9,760
Kentucky Economic Development Finance Authority, Commonspirit Health, Series A, Rev., 5.00%, 08/01/2044	3,500	3,594
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc.,
Series B, Rev., NATL, Zero Coupon, 10/01/2026	4,305	3,994
Series B, Rev., NATL, Zero Coupon, 10/01/2027	2,195	1,950
Kentucky Economic Development Finance Authority, Owensboro Health, Series A, Rev., 5.00%, 06/01/2045	1,000	1,004
Kentucky Economic Development Finance Authority, Senior Next Generation Information,
Rev., 4.25%, 07/01/2035	2,645	2,597
Rev., 5.00%, 07/01/2040	5,000	5,007
Rev., 5.00%, 01/01/2045	3,295	3,297
Kentucky Housing Corp.,
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	1,070	1,168
Series A, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2054	2,390	2,638
Series E, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	2,490	2,737
Kentucky Housing Corp., Beecher Terrace Phase IV, Rev., HUD, 5.00%, 09/01/2043 (z)	1,015	1,033

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	175

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
Kentucky Public Energy Authority,
Rev., 5.00%, 01/01/2055 (z)	8,010	8,531
Series A1, Rev., 4.00%, 08/01/2052 (z)	1,000	996
Series A1, Rev., 5.25%, 04/01/2054 (z)	24,200	26,052
Series A2, Rev., (United States SOFR * 0.67 + 1.20%), 4.19%, 08/01/2052 (aa)	2,500	2,506
Series A2, Rev., (CME Term SOFR 1 Month * 0.67 + 1.12%), 4.25%, 12/01/2049 (aa)	1,000	1,001
Series A, Rev., 5.00%, 05/01/2055 (z)	10,285	10,746
Series C, Rev., 4.00%, 02/01/2050 (z)	10,885	10,913
Kentucky State Property & Building Commission, Project No. 131, Series A, Rev., 5.00%, 10/01/2041	1,500	1,647
Kentucky State University, Kentucky State University Project,
COP, BAM, 4.00%, 11/01/2033	145	150
COP, BAM, 4.00%, 11/01/2035	135	139
COP, BAM, 4.00%, 11/01/2036	155	158
COP, BAM, 4.00%, 11/01/2038	650	656
Louisville and Jefferson County Metropolitan Government, Louisville Gas And Electric Co. Project, Series A, Rev., 0.90%, 09/01/2026	2,750	2,606
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2031	670	684
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric, Rev., 2.00%, 10/01/2033	1,000	796
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric Co. Project, Rev., AMT, 1.35%, 11/01/2027	2,000	1,845
Louisville/Jefferson County Metropolitan Government, UofL Health Project, Series A, Rev., 5.00%, 05/15/2047	3,180	3,288
Louisville-Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2033	2,000	2,037
Rural Water Financing Agency, Public Projects Construction, Rev., 3.70%, 05/01/2027	4,000	4,007

		168,797

Louisiana — 1.2%
City of Lafayette, Utilities Revenue Electric Project, Rev., AGC, 5.00%, 11/01/2046	5,000	5,387
City of New Orleans LA, GO, 5.00%, 12/01/2039	2,000	2,191
City of New Orleans Sewerage Service Revenue, Rev., 5.00%, 06/01/2045 (p)	2,000	2,015
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Sales Tax, Rev., AGC, 5.00%, 08/01/2027	1,400	1,467

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Louisiana — continued
East Baton Rouge Sewerage Commission, Series A, Rev., 1.30%, 02/01/2041 (z)	4,500	4,029
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax, 5.25%, 07/15/2048	6,000	6,445
Lakeshore Villages Master Community Development District, Parish of St. Tammany, Special Assessment, 3.20%, 06/01/2041 (e)	630	509
Louisiana Housing Corp., Home Ownership Program, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 06/01/2054	390	418
Louisiana Housing Corp., Social Bonds Home Ownership Project, Rev., GNMA/FNMA/FHLMC, 5.00%, 06/01/2052	1,040	1,071
Louisiana Local Government Environmental Facilities & Community Development Authority, Entergy Louisiana LLC Project,
Rev., 2.00%, 06/01/2030	2,755	2,454
Rev., 2.50%, 04/01/2036	1,185	974
Louisiana Local Government Environmental Facilities & Community Development Authority, Subordinate, East Baton Rouge,
Rev., 5.00%, 02/01/2036	640	694
Rev., 5.00%, 02/01/2041	1,560	1,663
Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Rev., 3.50%, 11/01/2032	3,685	3,509
Louisiana Public Facilities Authority,
Rev., AMT, 5.50%, 09/01/2054	3,000	3,171
Rev., AMT, 5.75%, 09/01/2064	2,500	2,698
Louisiana Public Facilities Authority, Children’s Medical Center Project, Rev., 5.00%, 06/01/2045 (z)	450	468
Louisiana Public Facilities Authority, Elementus Minerals LLC Project, Rev., AMT, 5.00%, 10/01/2043 (e) (z)	6,365	6,407
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge, Rev., AMT, 5.00%, 09/01/2066	2,330	2,342
Louisiana Public Facilities Authority, Loyola University Project,
Rev., 4.00%, 10/01/2038	2,560	2,450
Rev., 5.25%, 10/01/2048	2,100	2,165
Louisiana Public Facilities Authority, Ochsner Clinic Foundation, Series B, Rev., 5.00%, 05/15/2050 (z)	1,100	1,106
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.00%, 05/15/2042	1,480	1,501
Louisiana Stadium & Exposition District, Senior Bonds,
Series A, Rev., 5.00%, 07/01/2042	5,460	5,863

SEE NOTES TO FINANCIAL STATEMENTS.

176	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — continued
Series A, Rev., 5.00%, 07/01/2048	2,500	2,629
Series A, Rev., 5.25%, 07/01/2053	7,500	7,975
New Orleans Aviation Board,
Rev., AMT, 5.00%, 01/01/2032	1,440	1,541
Rev., AMT, 5.00%, 01/01/2033	1,000	1,075
Rev., AMT, 5.25%, 01/01/2041	3,500	3,771
Series B, Rev., AMT, 5.00%, 01/01/2040	22,075	22,075
Series B, Rev., AMT, 5.00%, 01/01/2045	4,000	4,000
New Orleans Aviation Board, General Airport, Series D2, Rev., AMT, 5.00%, 01/01/2033	1,100	1,122
New Orleans Aviation Board, General Airport North Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2038	1,000	1,015
Series B, Rev., AMT, 5.00%, 01/01/2048	5,000	5,026
Parish of St John the Baptist, Marathon Oil Corporation Project, Rev., 4.05%, 06/01/2037 (z)	2,625	2,637
Parish of St. John the Baptist, Marathon Oil Corporation, Rev., 3.30%, 06/01/2037 (z)	10,430	10,266
Parish of St. John the Baptist, Marathon Oil Corporation Project, Rev., 2.38%, 06/01/2037 (z)	3,000	2,941
Port New Orleans Board of Commissioners, Series E, Rev., AMT, 5.00%, 04/01/2039	1,170	1,209
St. Tammany Parish Hospital Service District No. 1,
Series A, Rev., 5.00%, 07/01/2032	1,615	1,688
Series A, Rev., 5.00%, 07/01/2034	1,655	1,718
State of Louisiana, Series A, GO, 5.00%, 03/01/2037	9,555	10,118
State of Louisiana Gasoline & Fuels Tax Revenue, Second Lien, Series A, Rev., (United States SOFR * 0.70 + 0.50%), 3.62%, 05/01/2043 (aa)	1,120	1,116

		142,919

Maine — 0.3%
Finance Authority of Maine, Casella Waste Systems, Rev., AMT, 4.63%, 12/01/2047 (e) (z)	745	746
Finance Authority of Maine, Supplemental Educational Loan Program,
Series A1, Rev., AGM, AMT, 2.38%, 12/01/2033	705	589
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2025	85	86
Maine Health & Higher Educational Facilities Authority,

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Maine — continued
Series A, Rev., AGM, 4.38%, 07/01/2048	2,100	2,088
Series A, Rev., AGC, 5.25%, 07/01/2049	1,930	2,076
Maine Health & Higher Educational Facilities Authority, E Maine Healthcare, Series A, Rev., 4.00%, 07/01/2046	4,000	3,352
Maine Health & Higher Educational Facilities Authority, Maine Healthhcare,
Series A, Rev., 5.00%, 07/01/2041	3,530	3,497
Series A, Rev., 5.00%, 07/01/2046	7,645	7,494
Maine State Housing Authority, Social Bonds, Series D, Rev., 3.00%, 11/15/2051	705	689
Maine Turnpike Authority,
Rev., 4.00%, 07/01/2045	9,000	8,870
Rev., 5.00%, 07/01/2028	2,000	2,138

		31,625

Maryland — 1.6%
City of Baltimore MD, Rev., 4.88%, 06/01/2042	1,275	1,293
City of Baltimore, Wastewater Projects, Series A, Rev., 5.00%, 07/01/2049	5,000	5,178
City of Baltimore, Water Project, Series A, Rev., 5.00%, 07/01/2050	3,200	3,339
City of Brunswick, Brunswick Crossing Special Tax, Special Tax, 4.00%, 07/01/2029	500	494
County of Baltimore, GO, 4.00%, 03/01/2042	10,300	10,212
County of Howard, Series D, GO, 5.00%, 02/15/2030	3,000	3,177
County of Montgomery, Series B, GO, 4.00%, 11/01/2028	1,500	1,561
County of Montgomery MD,
GO, 2.00%, 08/01/2039	2,000	1,510
Rev., 5.00%, 12/01/2045	5,000	5,039
County of Montgomery, Trinity Health Credit Group, Rev., 4.00%, 12/01/2044	3,000	2,922
County of Prince George’s, Chesapeake Lighthouse Obligations, Series A, Rev., 6.50%, 08/01/2035 (e) (p)	750	770
Maryland Community Development Administration,
Series B, Rev., 3.00%, 09/01/2051	120	117
Series D, Rev., 3.25%, 09/01/2050	1,885	1,860
Maryland Community Development Administration, Community Dev Admin Social Bonds, Rev., GNMA/FNMA/FHLMC COLL, 4.95%, 09/01/2042	1,430	1,469
Maryland Community Development Administration, Park Heights Senior, Series C, Rev., 5.25%, 11/01/2025	4,880	4,909

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	177

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
Maryland Community Development Administration, Residential,
Series A, Rev., 3.75%, 03/01/2050	1,020	1,017
Series B, Rev., AMT, 4.50%, 09/01/2048	1,115	1,120
Maryland Community Development Administration, Social Bonds,
Series C, Rev., 3.00%, 09/01/2051	4,791	4,679
Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 09/01/2054	445	472
Maryland Community Development Administration, Sustainable Bonds, Series E, Rev., GNMA/FNMA/FHLMC, 6.25%, 03/01/2054	4,880	5,291
Maryland Economic Development Corp., CNX Marine Terminals, Inc., Rev., 5.75%, 09/01/2025	750	756
Maryland Economic Development Corp., Green Bond Purple Line Light, Rev., AMT, 5.25%, 06/30/2052	2,000	2,039
Maryland Economic Development Corp., Green Bond, Purple Line, Rev., AMT, 5.25%, 06/30/2047	1,300	1,332
Maryland Economic Development Corp., Morgan State University Project,
Rev., 4.00%, 07/01/2040	665	628
Rev., 5.38%, 07/01/2038	1,250	1,351
Maryland Economic Development Corp., Port Covington Project,
Tax Allocation, 3.25%, 09/01/2030	1,260	1,216
Tax Allocation, 4.00%, 09/01/2040	2,280	2,107
Maryland Economic Development Corp., Transportation Facilities Project, Series A, Rev., 5.00%, 06/01/2035	1,000	1,032
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare,
Rev., 4.00%, 01/01/2038	2,020	1,936
Rev., 5.00%, 01/01/2025	470	470
Rev., 5.00%, 01/01/2036	4,580	4,753
Maryland Health & Higher Educational Facilities Authority, Doctors Community Hospital, Rev., 5.00%, 07/01/2034	2,000	2,036
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Rev., 4.00%, 07/01/2041	2,315	2,237
Maryland Health & Higher Educational Facilities Authority, Medstar Health Issue,
Series A, Rev., 5.00%, 05/15/2042	3,000	3,071
Series A, Rev., 5.00%, 05/15/2045	9,565	9,725
Series B, Rev., 5.00%, 08/15/2038	1,000	1,001
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Rev., 5.00%, 07/01/2028	1,300	1,308

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Maryland — continued
Maryland Health & Higher Educational Facilities Authority, UPMC Health System, Series B, Rev., 4.00%, 04/15/2050	3,000	2,806
Maryland Stadium Authority Built to Learn Revenue, Series A, Rev., 5.00%, 06/01/2033	1,375	1,537
Maryland Stadium Authority, Built To Learn Act,
Rev., 5.00%, 06/01/2039	4,135	4,586
Rev., 5.00%, 06/01/2040	4,150	4,582
Maryland State Transportation Authority Passenger Facility Charge Revenue, Rev., AMT, 4.00%, 06/01/2039	5,145	5,023
State of Maryland,
GO, 5.00%, 06/01/2036	5,000	5,731
Series B, GO, 5.00%, 08/01/2026	1,000	1,032
State of Maryland Department of Transportation, Rev., 3.00%, 10/01/2030	1,500	1,456
State of Maryland Department of Transportation, Baltimore Washington International,
Rev., AMT, 4.00%, 08/01/2038	965	947
Rev., AMT, 4.00%, 08/01/2039	1,160	1,132
State of Maryland, Group 1, Series A, GO, 5.00%, 08/01/2028	1,500	1,610
State of Maryland, Local Facilities Loan, Series A, GO, 5.00%, 08/01/2028	5,000	5,365
State of Maryland, State & Local Facilities Loan of 2022, GO, 5.00%, 06/01/2033	1,000	1,131
Tender Option Bond Trust Receipts/Certificates, Rev., LIQ: Morgan Stanley, 3.69%, 07/01/2030 (e) (z)	19,385	19,385
University System of Maryland, Series A, Rev., 4.00%, 04/01/2051	1,500	1,450
Washington Suburban Sanitary Commission,
Rev., CNTY GTD, 2.13%, 06/01/2036	7,885	6,511
Rev., CNTY GTD, 3.00%, 06/01/2038	4,550	4,055
Rev., CNTY GTD, 5.00%, 06/01/2029	2,000	2,177
Rev., CNTY GTD, 5.00%, 06/01/2039	9,080	10,128
Washington Suburban Sanitary Commission, Consolidated Public Improvement,
Rev., CNTY GTD, 3.00%, 06/01/2035	3,045	2,816
Rev., CNTY GTD, 3.00%, 06/01/2037	5,180	4,677
Rev., CNTY GTD, 5.00%, 06/01/2029	1,500	1,600
Rev., CNTY GTD, 5.00%, 06/01/2038	5,000	5,671

		188,835

Massachusetts — 2.1%
Boston Water & Sewer Commission, Senior Bonds, Series B, Rev., 4.00%, 11/01/2039	1,570	1,615
City of Brockton, GO, 4.00%, 08/01/2047	3,145	3,048
Collegiate Charter School of Lowell, Rev., 5.00%, 06/15/2049	1,250	1,250

SEE NOTES TO FINANCIAL STATEMENTS.

178	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Commonwealth of Massachusetts,
GO, 4.00%, 09/01/2036	11,765	11,773
GO, 4.00%, 07/01/2037	10,000	10,003
GO, 4.00%, 09/01/2044	13,020	12,835
GO, 4.00%, 05/01/2045	10,000	9,803
Rev., NATL, 5.50%, 01/01/2034	1,500	1,683
Series B, GO, 5.00%, 11/01/2041	9,000	10,029
Series C, GO, 5.00%, 10/01/2049	10,000	10,706
Series D, GO, 5.00%, 10/01/2053	10,000	10,644
Series E, GO, 4.00%, 09/01/2043	10,000	9,866
Series E, GO, 5.00%, 11/01/2047	5,000	5,345
Commonwealth of Massachusetts Transportation Fund Revenue, Rail Enhancement Project, Series B, Rev., 5.00%, 06/01/2025	375	378
Commonwealth of Massachusetts, Consolidated Loan,
Series A, GO, 5.00%, 01/01/2041	1,500	1,670
Series A, GO, 5.00%, 01/01/2054	10,000	10,647
Series E, GO, 5.00%, 08/01/2053	4,000	4,278
Commonwealth of Massachusetts, Consolidated Loans, Series E, GO, 5.00%, 11/01/2050	2,175	2,279
Massachusetts Bay Transportation Authority Senior Sales Tax Bond, Senior, Series A1, Rev., 4.00%, 07/01/2053	2,750	2,600
Massachusetts Bay Transportation Authority, Subordinated Sales Tax Bonds, Series A1, Rev., 4.00%, 07/01/2051	5,000	4,764
Massachusetts Clean Water Trust (The), Sustainable Bonds,
Rev., 5.00%, 02/01/2033	1,000	1,150
Rev., 5.00%, 02/01/2035	3,760	4,276
Rev., 5.00%, 02/01/2038	250	281
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Rev., 5.00%, 07/01/2032	4,385	4,922
Massachusetts Development Finance Agency, Boston Medical Center, Rev., 5.25%, 07/01/2052	2,000	2,104
Massachusetts Development Finance Agency, Emerson College, Series A, Rev., 5.00%, 01/01/2047	3,075	3,079
Massachusetts Development Finance Agency, Gingercare Living, Inc., Rev., 4.75%, 12/01/2029 (e)	1,700	1,701
Massachusetts Development Finance Agency, Green Bond, Boston Medical Center, Rev., 5.00%, 07/01/2044	2,840	2,788
Massachusetts Development Finance Agency, Lahey Health System, Series F, Rev., 5.00%, 08/15/2045	10,000	10,034
Massachusetts Development Finance Agency, Lowell General Hospital, Series G, Rev., 5.00%, 07/01/2044	4,000	3,790

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Massachusetts — continued
Massachusetts Development Finance Agency, Mass General Brigham,
Series D, Rev., 5.00%, 07/01/2047	8,010	8,646
Series D, Rev., 5.00%, 07/01/2054	8,000	8,530
Massachusetts Development Finance Agency, Milford Regional Medical Center, Rev., 5.00%, 07/15/2046 (e)	1,000	1,016
Massachusetts Development Finance Agency, Northeastern University Issue, Rev., 5.00%, 10/01/2044	2,000	2,167
Massachusetts Development Finance Agency, Partners Healthcare System, Rev., (SIFMA Municipal Swap Index + 0.60%), 4.20%, 07/01/2049 (aa) (e)	100	100
Massachusetts Development Finance Agency, Suffolk University Project, Rev., 4.00%, 07/01/2051	1,250	990
Massachusetts Development Finance Agency, UMass Memorial Health Care, Rev., 5.00%, 07/01/2044	1,000	1,009
Massachusetts Educational Financing Authority,
Rev., AMT, 4.25%, 07/01/2032	80	79
Rev., AMT, 5.00%, 07/01/2029	2,250	2,340
Rev., AMT, 5.00%, 07/01/2032	585	620
Series B, Rev., AMT, 2.63%, 07/01/2036	300	298
Series I, Rev., AMT, 5.00%, 01/01/2025	3,000	3,000
Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds, Rev., AMT, 2.00%, 07/01/2037	140	121
Massachusetts Educational Financing Authority, Senior, Series B, Rev., AMT, 5.00%, 07/01/2029	1,400	1,456
Massachusetts Educational Financing Authority, Senior Bonds,
Series B, Rev., AMT, 4.25%, 07/01/2044	305	296
Series B, Rev., AMT, 5.00%, 07/01/2029	2,650	2,756
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 3.63%, 07/01/2038	780	740
Massachusetts Housing Finance Agency, Mill Road Apartments Project, Rev., VRDO, 3.60%, 01/07/2025 (z)	5,800	5,800
Massachusetts Housing Finance Agency, Social Bond, Series 220, Rev., GNMA/FNMA/FHLMC, 3.00%, 12/01/2050	2,640	2,582
Massachusetts Housing Finance Agency, Social Bonds,
Series 223, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2047	870	850
Series 227, Rev., GNMA/FNMA/FHLMC COLL, 4.70%, 12/01/2043	2,250	2,277

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	179

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Housing Finance Agency, Sustainability Bond,
Series B2, Rev., 0.75%, 06/01/2025	115	113
Series C1, Rev., 2.65%, 12/01/2034	1,000	845
Series D3, Rev., FHA HUD, 3.35%, 06/01/2027	650	651
Massachusetts Housing Finance Agency, Sustainable Bond, Series 234, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/01/2044	575	572
Massachusetts Port Authority,
Rev., AMT, 4.00%, 07/01/2046	8,000	7,507
Rev., AMT, 5.00%, 07/01/2049	2,735	2,784
Series E, Rev., AMT, 5.00%, 07/01/2031	1,495	1,621
Series E, Rev., AMT, 5.00%, 07/01/2032	2,000	2,155
Massachusetts Port Authority, Green Bonds,
Series A, Rev., AMT, 5.00%, 07/01/2031	925	1,003
Series A, Rev., AMT, 5.00%, 07/01/2038	2,580	2,747
Series A, Rev., AMT, 5.00%, 07/01/2040	3,500	3,695
Massachusetts School Building Authority, Rev., 4.00%, 02/15/2042	5,700	5,555
Massachusetts School Building Authority, Sales Tax, Series A, Rev., 5.00%, 11/15/2027	1,105	1,124
Massachusetts Water Resources Authority, Sustainable Bond, Rev., 5.00%, 08/01/2026 (p)	515	531
Massachusetts Water Resources Authority, Unrefunded Sustainable Bond, Rev., 5.00%, 08/01/2026	485	501
Town of Tyngsborough, GO, 4.00%, 10/15/2045	1,955	1,929
Town of Watertown MA, GO, 4.00%, 06/15/2050	1,850	1,818
University of Massachusetts Building Authority, Series 2021, Rev., 5.00%, 11/01/2026	5,000	5,192

		245,357

Michigan — 1.9%
City of Detroit Sewage Disposal System Revenue, Floating Rate Notes Refunding System Libor D, Rev., AGM, (CME Term SOFR 3 Month * 0.67 + 0.60%), 3.85%, 07/01/2032 (aa)	1,000	987
City of Detroit, Social Bonds,
Series A, GO, 4.00%, 04/01/2041	500	471
Series A, GO, 5.00%, 04/01/2039	115	120
Series A, GO, 5.00%, 04/01/2046	35	36
Series A, GO, 5.00%, 04/01/2050	30	31
City of Grand Rapids MI, GO, 5.00%, 04/01/2054	2,700	2,859

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
City of Warren,
GO, 5.00%, 11/01/2043	1,430	1,553
GO, 5.00%, 11/01/2044	1,015	1,100
Detroit Downtown Development Authority, Tax Allocation, 5.00%, 07/01/2048	1,120	1,164
Gerald R Ford International Airport Authority,
Rev., CNTY GTD, AMT, 5.00%, 01/01/2026	225	229
Rev., CNTY GTD, AMT, 5.00%, 01/01/2027	350	362
Rev., CNTY GTD, AMT, 5.00%, 01/01/2028	275	289
Rev., CNTY GTD, AMT, 5.00%, 01/01/2029	600	638
Rev., CNTY GTD, AMT, 5.00%, 01/01/2034	1,140	1,233
Rev., CNTY GTD, AMT, 5.00%, 01/01/2038	1,300	1,388
Rev., CNTY GTD, AMT, 5.00%, 01/01/2039	1,000	1,061
Grand Rapids Public Schools,
GO, AGM, 5.00%, 05/01/2042	1,225	1,337
GO, AGM, 5.00%, 05/01/2043	1,700	1,847
GO, AGM, 5.00%, 05/01/2044	1,450	1,567
GO, AGM, 5.00%, 05/01/2046	4,000	4,323
Great Lakes Water Authority Sewage Disposal System Revenue, Senior Lien,
Series A, Rev., 5.00%, 07/01/2038	645	720
Series B, Rev., 5.00%, 07/01/2025	1,115	1,126
Series B, Rev., 5.00%, 07/01/2028	140	149
Series C, Rev., 5.00%, 07/01/2037	850	952
Series C, Rev., 5.00%, 07/01/2038	725	809
Series C, Rev., 5.00%, 07/01/2040	1,150	1,268
Series C, Rev., 5.00%, 07/01/2041	1,140	1,251
Series C, Rev., 5.00%, 07/01/2042	1,200	1,312
Series C, Rev., 5.00%, 07/01/2043	875	953
Great Lakes Water Authority Water Supply System Revenue,
Rev., 5.00%, 07/01/2036	10,625	11,911
Rev., 5.00%, 07/01/2037	1,570	1,752
Rev., 5.25%, 07/01/2052	3,000	3,225
Great Lakes Water Authority Water Supply System Revenue, Senior Lien, Series C, Rev., 5.25%, 07/01/2033	2,515	2,573
Great Lakes Water Authority Water Supply System Revenue, Senior Lien Bonds,
Series A, Rev., 5.00%, 07/01/2037	2,510	2,801
Series A, Rev., 5.00%, 07/01/2038	2,000	2,221
Series B, Rev., 5.00%, 07/01/2037	550	614
Series B, Rev., 5.00%, 07/01/2038	500	555
Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C, Rev., 5.00%, 07/01/2032	75	77

SEE NOTES TO FINANCIAL STATEMENTS.

180	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B, Rev., 5.00%, 07/01/2030	3,200	3,267
Lansing Board of Water & Light,
Series A, Rev., 5.00%, 07/01/2037	1,625	1,828
Series A, Rev., 5.00%, 07/01/2039	405	450
Series A, Rev., 5.00%, 07/01/2041	1,500	1,651
Series A, Rev., 5.00%, 07/01/2048	1,675	1,741
Series A, Rev., 5.25%, 07/01/2054	7,000	7,638
Michigan Finance Authority, Series A, Rev., 4.00%, 12/01/2049	1,000	928
Michigan Finance Authority, Aquinas College Project,
Rev., 5.00%, 05/01/2036	300	267
Rev., 5.00%, 05/01/2046	2,000	1,603
Michigan Finance Authority, Beaumont Health Credit Group, Rev., 5.00%, 11/01/2044	8,090	8,134
Michigan Finance Authority, Beaumont Spectrum,
Rev., 4.00%, 04/15/2042	2,500	2,437
Rev., 5.00%, 04/15/2030	3,000	3,270
Michigan Finance Authority, Beaumont Spectrum Consolidated, Rev., 4.00%, 04/15/2038	1,175	1,178
Michigan Finance Authority, Che Trinity Health, Rev., 4.00%, 12/01/2040 (p)	95	99
Michigan Finance Authority, Henry Ford Health System,
Rev., 5.00%, 11/15/2041	3,145	3,195
Series A, Rev., 5.00%, 11/15/2048	7,000	7,213
Michigan Finance Authority, Higher Educational Facilities Authority,
Rev., 5.00%, 09/01/2032	690	741
Rev., 5.00%, 09/01/2033	800	854
Rev., 5.00%, 09/01/2034	570	607
Rev., 5.00%, 09/01/2035	1,200	1,275
Michigan Finance Authority, Local Government Loan Program, Rev., 5.00%, 07/01/2044	4,000	4,002
Michigan Finance Authority, Multi Modal McLaren Health Care,
Rev., 4.00%, 02/15/2044	9,625	9,180
Rev., 4.00%, 02/15/2047	3,000	2,790
Rev., 4.00%, 02/15/2050	2,500	2,279
Michigan Finance Authority, Senior Turbo, Series A2, Rev., 5.00%, 06/01/2040	1,655	1,720
Michigan Finance Authority, Sparrow Obligated Group, Rev., 5.00%, 11/15/2045 (p)	2,250	2,264
Michigan Finance Authority, State Aid Note Loan Program, Rev., 5.00%, 11/01/2029	2,755	2,985

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Michigan Finance Authority, State Revolving Fund Program, Rev., 5.00%, 10/01/2042	8,000	8,871
Michigan Finance Authority, Trinity Health Credit Group,
Rev., 4.00%, 12/01/2040	9,130	8,792
Rev., 4.00%, 12/01/2048	1,300	1,217
Rev., 5.00%, 12/01/2036	1,000	1,082
Michigan Finance Authority, Unrefunded Trinity Health Co., Rev., 5.00%, 12/01/2045	2,250	2,263
Michigan State Building Authority, Series I, Rev., 5.00%, 10/15/2027	2,500	2,635
Michigan State Building Authority, Facilities Multi Mod Program, Rev., VRDO, 3.73%, 01/02/2025 (z)	10,955	10,955
Michigan State Building Authority, Facilities Program,
Series II, Rev., 4.00%, 10/15/2043	1,000	985
Series II, Rev., 5.00%, 10/15/2026	3,500	3,626
Series II, Rev., 5.00%, 10/15/2042	1,350	1,471
Michigan State Hospital Finance Authority, Hospital Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2027	100	105
Michigan State Housing Development Authority,
Rev., HUD, 4.45%, 10/01/2044	1,500	1,483
Series A, Rev., 0.55%, 04/01/2025	155	153
Series A, Rev., 5.10%, 10/01/2053	5,000	5,050
Series C, Rev., 3.00%, 06/01/2051	1,600	1,565
Michigan State Housing Development Authority, Social Bond,
Series A, Rev., 3.00%, 06/01/2052	2,750	2,682
Series A, Rev., 5.00%, 06/01/2053	1,920	1,986
Michigan State Housing Development Authority, Social Bonds,
Series A, Rev., 5.50%, 12/01/2053	1,205	1,284
Series D, Rev., 5.50%, 06/01/2053	310	326
Michigan State Housing Development Authority, Sustainable Bond, Series D, Rev., 6.25%, 06/01/2055	800	878
Michigan State Housing Development Authority, Sustainable Bonds, Series A, Rev., 6.00%, 06/01/2054	2,840	3,062
Michigan State University, Series C, Rev., 4.00%, 02/15/2039	2,000	2,007
Michigan Strategic Fund, Consumers Energy Co. Project, Rev., AMT, 0.88%, 04/01/2035 (z)	1,620	1,488
Michigan Strategic Fund, Detroit Edison Co. Exempt, Rev., 1.35%, 08/01/2029	3,450	2,987
Michigan Strategic Fund, Detroit Edison Company, Rev., 1.45%, 09/01/2030	810	680

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	181

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Michigan Strategic Fund, Green Bond Recycling, Rev., AMT, 4.00%, 10/01/2061 (z)	1,685	1,680
Okemos Public Schools, Series II, GO, Q-SBLF, 5.00%, 05/01/2046	1,200	1,283
State of Michigan Trunk Line Revenue, State Trunk Line Fund Bonds, Rev., 4.00%, 11/15/2037	2,015	2,064
State of Michigan Trunk Line Revenue, State Trunkline Fund Bonds, Series A, Rev., 4.00%, 11/15/2046	8,125	8,070
State of Michigan, Environmental Program Bonds, Series A, GO, 5.00%, 05/15/2030	400	439
State of Michigan, Gans Garvee, Rev., GAN, 5.00%, 03/15/2027	2,000	2,084
Troy School District, GO, Q-SBLF, 5.00%, 05/01/2039	1,025	1,125
Wayne County Airport Authority, Series F, Rev., AMT, 5.00%, 12/01/2034	1,470	1,480
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Series B, Rev., BAM, 5.00%, 12/01/2039	3,000	3,003

		219,321

Minnesota — 1.1%
Brainerd Independent School District No. 181, GO, 4.00%, 02/01/2039	6,760	6,776
City of Minneapolis, Allina Health System,
Series A, Rev., 5.00%, 11/15/2052 (z)	1,000	1,055
Series B, Rev., 5.00%, 11/15/2053 (z)	2,650	2,828
City of Minneapolis, Fairview Health Services,
Series A, Rev., 4.00%, 11/15/2048	4,120	3,639
Series AA, Rev., AGM-CR, 5.00%, 11/15/2036	3,000	3,107
County of Hennepin, Series C, GO, 5.00%, 12/15/2032	1,500	1,644
Duluth Economic Development Authority, Essentia Health, Rev., 5.00%, 02/15/2058	6,115	6,153
Duluth Economic Development Authority, Essentia Health Obligation Group,
Rev., 5.00%, 02/15/2048	3,000	3,027
Rev., 5.25%, 02/15/2058	1,000	1,020
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Series A, Rev., 5.00%, 11/15/2047	9,000	9,058
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hope Community Academy Project, Series A, Rev., 5.00%, 12/01/2043	1,000	792

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Minnesota — continued
Housing & Redevelopment Authority of The City of St. Paul Minnesota, System Fairview Health Services, Series 2015, Rev., AGM-CR, 5.00%, 11/15/2047	4,500	4,561
Minneapolis St. Paul Metropolitan Airports Commission, Subordinate,
Series B, Rev., AMT, 5.00%, 01/01/2034	1,345	1,432
Series B, Rev., AMT, 5.25%, 01/01/2047	1,845	1,931
Minneapolis-St Paul Metropolitan Airports Commission,
Rev., AMT, 5.00%, 01/01/2035	5,000	5,377
Rev., AMT, 5.00%, 01/01/2038	5,000	5,314
Rev., AMT, 5.00%, 01/01/2040	1,800	1,899
Rev., AMT, 5.25%, 01/01/2049	6,000	6,351
Minnesota Agricultural & Economic Development Board, Healthpartners Obligated Group,
Rev., 5.25%, 01/01/2047	5,000	5,433
Rev., 5.25%, 01/01/2054	5,000	5,368
Minnesota Housing Finance Agency,
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	3,310	3,696
Series B, Rev., GNMA/FNMA/FHLMC, 2.63%, 01/01/2040	1,920	1,525
Series B, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	820	802
Series C, Rev., 5.00%, 08/01/2032	2,365	2,599
Series D, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,380	1,348
Series G, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2051	2,465	2,418
Series I, Rev., GNMA/FNMA/FHLMC, 2.80%, 12/01/2047	297	243
Series I, Rev., 3.00%, 01/01/2051	1,315	1,289
Minnesota Housing Finance Agency, Social Bond, Series H, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	330	322
Minnesota Housing Finance Agency, Social Bonds,
Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	995	970
Series F, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	205	200
Series F, Rev., GNMA/FNMA/FHLMC, 5.75%, 07/01/2053	380	403
Minnesota Housing Finance Agency, State Appropriation Bond Housing, Rev., 5.00%, 08/01/2029	1,245	1,345
Minnesota Housing Finance Agency, Sustainable Bonds, Series R, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2054	4,870	5,265

SEE NOTES TO FINANCIAL STATEMENTS.

182	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
Minnesota Municipal Gas Agency, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2052 (z)	2,910	2,930
Minnesota Office of Higher Education, Senior, Rev., AMT, 2.65%, 11/01/2038	500	446
Minnesota Office of Higher Education, Supplemental Student Loan, Rev., AMT, 4.00%, 11/01/2037	665	659
St. Paul Port Authority, Solid Gerdau St. Paul Steel Mill Project, Rev., AMT, 4.50%, 10/01/2037 (e)	4,600	4,430
State of Minnesota,
Series A, GO, 4.00%, 09/01/2037	690	711
Series A, GO, 5.00%, 08/01/2026	250	258
Series A, GO, 5.00%, 10/01/2029	45	48
Series A, GO, 5.00%, 10/01/2032	1,000	1,051
Series A, GO, 5.00%, 08/01/2033	3,375	3,612
Series A, GO, 5.00%, 08/01/2034	2,000	2,128
Series E, GO, 3.00%, 08/01/2026	710	706
State of Minnesota, Trunk Highways, Series B, GO, 3.00%, 08/01/2030	5,000	4,886
University of Minnesota,
Series A, Rev., 5.00%, 01/01/2040	405	452
Series A, Rev., 5.00%, 01/01/2041	2,500	2,775
Series A, Rev., 5.00%, 01/01/2042	2,750	3,041

		127,323

Mississippi — 0.1%
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Rev., 2.38%, 06/01/2044	175	111
Mississippi Development Bank, Hinds County School District Project, Rev., 5.00%, 03/01/2048	1,360	1,319
Mississippi Home Corp., Social Bond, Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.00%, 12/01/2052	160	165
Mississippi Hospital Equipment & Facilities Authority,
Rev., 5.00%, 09/01/2036	1,250	1,261
Rev., 5.00%, 09/01/2046	1,500	1,500
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Rev., 5.00%, 09/01/2044 (z)	250	251
State of Mississippi, ABC Warehouse Construction,
Rev., 4.00%, 10/01/2045	1,000	957
Rev., 5.00%, 10/01/2041	1,000	1,096
Rev., 5.00%, 10/01/2043	1,035	1,120
Rev., 5.00%, 10/01/2044	1,000	1,078

		8,858

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Missouri — 0.6%
Cape Girardeau County Industrial Development Authority, Rev., 4.00%, 06/01/2043	5,305	5,170
Cape Girardeau County Industrial Development Authority, Southeasthealth, Rev., 4.00%, 03/01/2041	870	827
City of Kansas City Sanitary Sewer System Revenue, Series A, Rev., 5.00%, 01/01/2041	1,000	1,100
City of St Louis MO Airport Revenue, Rev., AGM, 5.00%, 07/01/2032	1,000	1,123
Health & Educational Facilities Authority of the State of Missouri, Series C, Rev., 5.00%, 05/01/2052 (z)	2,695	2,835
Health & Educational Facilities Authority of the State of Missouri, Luke’s Health System, Rev., 4.00%, 11/15/2038	2,000	1,994
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Service Projects, Series A, Rev., 5.00%, 02/01/2029	1,410	1,464
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Rev., 4.00%, 02/01/2034	500	495
Kansas City Industrial Development Authority, Rev., AMT, 5.00%, 03/01/2032	900	946
Kansas City Industrial Development Authority, Kansas City International Airport,
Rev., AMT, 4.00%, 03/01/2036	1,250	1,242
Rev., AMT, 5.00%, 03/01/2029	3,050	3,192
Rev., AMT, 5.00%, 03/01/2038	2,480	2,553
Kansas City Industrial Development Authority, Kansas City International Airport, Rev., AMT, 5.00%, 03/01/2044	5,000	5,096
Kansas City Planned Industrial Expansion Authority, The Depot On Old Santa Fe, Rev., 5.00%, 07/01/2045 (z)	5,722	5,889
Missouri Development Finance Board, Procter & Gamble Paper Products, Rev., AMT, 5.20%, 03/15/2029	370	393
Missouri Housing Development Commission,
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	4,445	4,395
Rev., GNMA/FNMA/FHLMC, 4.55%, 11/01/2044	995	995
Rev., GNMA/FNMA/FHLMC, 6.00%, 05/01/2055	10,315	11,334
Missouri Housing Development Commission, First Place Homeownership Loan,
Rev., GNMA/FNMA/FHLMC, 3.00%, 05/01/2052	3,100	3,025

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	183

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Rev., GNMA/FNMA/FHLMC, 3.25%, 11/01/2052	340	334
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	1,740	1,720
Rev., GNMA/FNMA/FHLMC, 5.75%, 05/01/2055	2,870	3,083
Rev., GNMA/FNMA/FHLMC, 6.50%, 05/01/2054	2,630	2,925
Series D, Rev., GNMA/FNMA/FHLMC, 3.25%, 05/01/2051	5	5
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Company Project, Series AR, Rev., 2.90%, 09/01/2033	2,000	1,785
Plaza at Noah’s Ark Community Improvement District, Rev., 3.00%, 05/01/2030	575	539
St. Louis Municipal Finance Corp., Convention Center Expansion, Rev., AGM, 5.00%, 10/01/2045	3,215	3,316

		67,775

Montana — 0.1%
City of Forsyth, Northwestern Corp. Colstrip, Rev., 3.88%, 07/01/2028	3,275	3,308
Montana Board of Housing,
Rev., 3.00%, 12/01/2050	2,055	2,012
Rev., 4.60%, 12/01/2049	2,785	2,780
Rev., 6.00%, 12/01/2054	410	443
Series A, Rev., 3.00%, 06/01/2052	310	302
Series B2, Rev., AMT, 3.50%, 12/01/2042	95	95
Series B, Rev., 3.00%, 12/01/2051	910	889
Series C, Rev., 6.25%, 06/01/2054	1,430	1,547
Montana Facility Finance Authority, Rev., 5.00%, 02/15/2033	1,000	1,023

		12,399

Nebraska — 0.4%
Central Plains Energy Project,
Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2049 (z)	15,845	15,862
Series 1, Rev., 5.00%, 05/01/2053 (z)	3,915	4,080
County of Douglas, Creighton University Project, Rev., (SIFMA Municipal Swap Index + 0.53%), 4.13%, 07/01/2035 (aa)	2,185	2,161
County of Washington, Cargill, Inc. Project, Rev., AMT, 0.90%, 09/01/2030 (z)	350	344
Douglas County Hospital Authority No. 2, Children’s Hospital Obligation, Rev., 4.00%, 11/15/2038	1,125	1,106
Douglas County Hospital Authority No. 2, Health Facilities Children’s Hospital, Rev., 5.00%, 11/15/2047	3,000	3,030

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Nebraska — continued
Douglas County Hospital Authority No. 2, Madonna Rehabilitation Hospital, Rev., 4.00%, 05/15/2033	2,100	1,950
Douglas County, Hospital Authority No. 2, Children’s Hospital Obligated Group, Rev., 5.00%, 11/15/2053 (z)	2,190	2,209
Nebraska Educational Health Cultural & Social Services Finance Authority, Rev., 4.00%, 01/01/2044	1,625	1,515
Nebraska Educational Health Cultural & Social Services Finance Authority, Immanuel Obligated Group, Rev., 4.00%, 01/01/2037	1,000	959
Nebraska Public Power District, Series A, Rev., 5.00%, 07/01/2028	300	317
Omaha Airport Authority, Airport Facilities, Rev., AGC, AMT, 5.00%, 12/15/2036	1,250	1,352
Omaha Public Power District, Rev., 5.00%, 02/01/2038	5,505	6,155
Omaha School District, GO, 4.00%, 12/15/2038	5,000	4,841
University of Nebraska Lincoln Student, Rev., 3.00%, 07/01/2035 (p)	1,030	1,030

		46,911

Nevada — 0.8%
City of Carson City, Carson Tahoe Regional Medical Center, Rev., 5.00%, 09/01/2047	1,000	1,010
City of Henderson, Series A1, GO, 4.00%, 06/01/2045	2,000	1,972
City of Las Vegas Special Improvement District No. 612 Skye Hills, Special Assessment, 3.50%, 06/01/2035	200	176
City of Las Vegas Special Improvement District No. 817 Summerlin Village 29, Special Improvement No. 817, Summerlin Village,
Special Assessment, 5.50%, 06/01/2038	400	418
Special Assessment, 5.75%, 06/01/2043	500	521
City of North Las Vegas, GO, BAM, 5.00%, 06/01/2027	2,000	2,095
Clark County School District,
Series A, GO, AGM, 4.00%, 06/15/2040	1,375	1,375
Series B, GO, 5.00%, 06/15/2030	1,445	1,581
Series C, GO, 5.00%, 06/15/2026	1,250	1,284
Clark County School District, Building,
Series A, GO, 5.00%, 06/15/2029	500	530
Series B, GO, AGM-CR, 5.00%, 06/15/2033	3,000	3,188
County of Clark, GO, 4.00%, 06/01/2038	4,300	4,317

SEE NOTES TO FINANCIAL STATEMENTS.

184	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — continued
County of Clark Department of Aviation, Airport Systems, Subordinate, Rev., 5.00%, 07/01/2033	1,010	1,115
County of Clark Department of Aviation, Jet Aviation Fuel Tax, Rev., AMT, 5.00%, 07/01/2025	1,625	1,636
County of Clark Department of Aviation, Subordinate, Series B, Rev., AMT, 5.00%, 07/01/2027	6,000	6,209
County of Clark Department of Aviation, System Senior, Series A, Rev., 5.00%, 07/01/2040	4,000	4,022
County of Clark Passenger Facility Charge Revenue, McCarran International,
Rev., 5.00%, 07/01/2029	5,000	5,408
Rev., 5.00%, 07/01/2031	1,950	2,098
Rev., 5.00%, 07/01/2032	2,385	2,561
County of Clark, Detention Center, GO, 4.00%, 06/01/2034	3,335	3,406
County of Clark, Passenger Facility Charge Revenue, Las Vegas McCarran International Airport, Rev., 5.00%, 07/01/2030	1,425	1,536
County of Clark, Southern CA Edison Company, Rev., 2.10%, 06/01/2031	1,000	874
County of Clark, Streets and Highway Project, Rev., 4.00%, 07/01/2043	4,465	4,409
County of Washoe, Sierra Pacific Power Company, Rev., AMT, 4.13%, 03/01/2036 (z)	9,000	9,013
Las Vegas Convention & Visitors Authority,
Series A, Rev., 5.00%, 07/01/2027	900	942
Series A, Rev., 5.00%, 07/01/2028	1,250	1,331
Series A, Rev., 5.00%, 07/01/2040	250	272
Series B, Rev., 4.00%, 07/01/2049	10,765	10,170
Series B, Rev., 5.00%, 07/01/2029	1,345	1,452
Series B, Rev., 5.00%, 07/01/2034	1,275	1,413
Series B, Rev., 5.00%, 07/01/2038	1,000	1,094
Series B, Rev., 5.00%, 07/01/2043	5,150	5,317
Las Vegas Valley Water District,
Series A, GO, 5.00%, 06/01/2026	1,500	1,542
Series D, GO, 5.00%, 06/01/2027	2,025	2,123
Las Vegas Valley Water District, Water Improvement, Series A, GO, 5.00%, 06/01/2046	5,000	5,069
Truckee Meadows Water Authority, Rev., 5.00%, 07/01/2034	2,000	2,297

		93,776

New Hampshire — 0.6%
New Hampshire Business Finance Authority,
Rev., 3.63%, 08/20/2039	10,538	9,823
Rev., 3.93%, 07/20/2039 (z)	6,337	6,141
Rev., 4.13%, 01/20/2034	2,952	2,931
Rev., 4.18%, 11/20/2039 (z)	4,342	4,255

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New Hampshire — continued
Rev., 4.25%, 07/20/2041	5,083	4,937
Rev., 4.38%, 09/20/2036	642	638
New Hampshire Business Finance Authority, Caritas Oregon Project, Series A, Rev., 4.13%, 08/15/2040 (e)	2,000	1,810
New Hampshire Business Finance Authority, Centurion Foundation Woodway Drive, Rev., 4.53%, 10/15/2034 (e)	4,060	4,057
New Hampshire Business Finance Authority, Presbyterian Senior Living Project, Rev., 5.25%, 07/01/2048	750	785
New Hampshire Business Finance Authority, Saint Luke’s University Health, Rev., 4.00%, 08/15/2036	720	707
New Hampshire Business Finance Authority, Springpoint Senior Living,
Rev., 4.00%, 01/01/2026	270	269
Rev., 4.00%, 01/01/2027	250	249
Rev., 4.00%, 01/01/2028	290	287
Rev., 4.00%, 01/01/2029	300	297
Rev., 4.00%, 01/01/2030	280	275
Rev., 4.00%, 01/01/2031	580	568
New Hampshire Business Finance Authority, Sustainable Bond, Series B, Rev., AMT, 3.75%, 07/01/2045 (e) (z)	3,000	2,529
New Hampshire Business Finance Authority, Sustainable Certificates,
Rev., HUD, 4.15%, 10/20/2040 (z)	4,965	4,852
Series 2, Rev., 3.88%, 01/20/2038	1,230	1,164
New Hampshire Business Finance Authority, Taxable Virginia Birmingham Care Center, Rev., 3.78%, 01/01/2036	2,000	1,603
New Hampshire Business Finance Authority, University of Nevada, Reno Project, Rev., BAM, 5.25%, 06/01/2051	1,875	2,003
New Hampshire Health and Education Facilities Authority Act,
Rev., 3.30%, 06/01/2040 (z)	2,500	2,500
Rev., 4.00%, 08/01/2043	5,000	4,710
Series B, Rev., AMT, 5.00%, 11/01/2043	1,430	1,464
New Hampshire Health and Education Facilities Authority Act, Dartmouth Hitchcock Obligation, Rev., BAM, 4.00%, 08/01/2033	5,000	4,895
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corporation, Rev., AMT, 4.00%, 11/01/2044	530	494
New Hampshire Housing Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC COLL, 6.00%, 07/01/2053	430	457
New Hampshire Housing Finance Authority, Sustainable Bonds, Series D, Rev., GNMA/FNMA/FHLMC, 6.50%, 07/01/2055	2,090	2,281

		66,981

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	185

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — 2.4%
Camden County Improvement Authority, Social Bonds, KIPP Cooper Norcross Academy,
Rev., 6.00%, 06/15/2042	530	572
Rev., 6.00%, 06/15/2047	1,000	1,071
City of Bayonne, Qualified General Improvement, GO, BAM, 5.00%, 07/01/2034 (p)	1,000	1,030
City of Newark, Series A, GO, AGM, 5.00%, 10/01/2028	750	801
Garden State Preservation Trust, Capital Appreciation, Series B, Rev., AGM, Zero Coupon, 11/01/2026	1,000	937
Gloucester County Improvement Authority, The Rowan University Fossil Park,
Rev., BAM, 4.00%, 07/01/2046	725	704
Rev., BAM, 4.00%, 07/01/2051	1,000	954
Jersey City Municipal Utilities Authority, Sewer Project Notes, Series B, Rev., 5.00%, 05/01/2025	210	211
Jersey City Municipal Utilities Authority, Water Project Notes, Series A, Rev., 5.00%, 05/01/2025	170	171
New Brunswick Parking Authority, City Guaranteed Parking, Series A, Rev., BAM, 5.00%, 09/01/2026	1,000	1,032
New Jersey Economic Development Authority,
Rev., 5.00%, 03/01/2028	785	830
Series A, Rev., 5.00%, 11/01/2027	2,500	2,627
Series AAA, Rev., 5.00%, 06/15/2036 (p)	1,000	1,040
Series AAA, Rev., 5.00%, 06/15/2041 (p)	500	520
Series AAA, Rev., 5.50%, 06/15/2028	5,000	5,183
Series AAA, Rev., 5.50%, 06/15/2032 (p)	2,000	2,100
Series BBB, Rev., 5.50%, 06/15/2030 (p)	1,225	1,286
Series DDD, Rev., 5.00%, 06/15/2031 (p)	2,000	2,099
Series WW, Rev., 5.00%, 06/15/2034 (p)	1,500	1,513
Series WW, Rev., 5.25%, 06/15/2030 (p)	1,000	1,010
New Jersey Economic Development Authority, Higher Education Capital Improvement Fund, Series A, Rev., 5.00%, 09/01/2025	245	246
New Jersey Economic Development Authority, Middlesex Water Company,
Rev., AMT, 4.00%, 08/01/2059	4,200	3,752
Rev., AMT, 5.00%, 08/01/2059	3,000	3,062

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
New Jersey Economic Development Authority, New Jersey American Water Company, Inc.,
Rev., AMT, 1.10%, 11/01/2029 (z)	2,610	2,333
Series E, Rev., AMT, 0.85%, 12/01/2025	1,940	1,864
New Jersey Economic Development Authority, Port Newark Container, Rev., AMT, 5.00%, 10/01/2037	1,000	1,021
New Jersey Economic Development Authority, Portal North Bridge NJ Transit,
Rev., 5.00%, 11/01/2038	5,345	5,773
Rev., 5.00%, 11/01/2052	6,190	6,473
Rev., 5.25%, 11/01/2041	6,000	6,542
New Jersey Economic Development Authority, School Facilities Construction,
Series EEE, Rev., 5.00%, 06/15/2032	1,500	1,588
Series GGG, Rev., 5.25%, 09/01/2026 (e)	8,000	8,271
New Jersey Economic Development Authority, Self Designated Social Bonds,
Series QQQ, Rev., 5.00%, 06/15/2026	555	570
Series QQQ, Rev., 5.00%, 06/15/2027	410	428
Series QQQ, Rev., 5.00%, 06/15/2028	400	424
New Jersey Economic Development Authority, State House Project,
Series B, Rev., 5.00%, 06/15/2027	10,690	11,163
Series B, Rev., 5.00%, 06/15/2028	8,635	9,163
New Jersey Economic Development Authority, Sustainable Bonds, Series QQQ, Rev., 4.00%, 06/15/2037	2,400	2,407
New Jersey Educational Facilities Authority, Higher Education Capital Improvement Fund Issue,
Rev., 5.00%, 09/01/2038	1,000	1,093
Rev., 5.00%, 09/01/2040	2,200	2,386
New Jersey Educational Facilities Authority, Montclair State University, Series D, Rev., 5.00%, 07/01/2028	2,000	2,015
New Jersey Educational Facilities Authority, Princeton University, Series I, Rev., 5.00%, 07/01/2036	1,015	1,055
New Jersey Educational Facilities Authority, Princeton University Revenue, Rev., 5.00%, 03/01/2044	2,250	2,508
New Jersey Educational Facilities Authority, Ramapo College of New Jersey, Series A, Rev., AGM, 5.00%, 07/01/2035	200	221
New Jersey Health Care Facilities Financing Authority, Rev., 5.00%, 07/01/2036	7,500	8,470
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated, Rev., 5.00%, 07/01/2032	2,070	2,251

SEE NOTES TO FINANCIAL STATEMENTS.

186	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligation, Rev., 3.00%, 07/01/2051	1,715	1,317
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group,
Rev., 4.25%, 07/01/2054	1,875	1,895
Rev., 5.25%, 07/01/2044	8,780	9,769
New Jersey Higher Education Student Assistance Authority,
Series B, Rev., AMT, 5.00%, 12/01/2027	1,340	1,385
Series B, Rev., AMT, 5.00%, 12/01/2028	1,480	1,545
Series B, Rev., AMT, 5.00%, 12/01/2029	1,440	1,507
New Jersey Higher Education Student Assistance Authority, Senior,
Series 2015-1A, Rev., AMT, 4.00%, 12/01/2030	630	622
Series A, Rev., AMT, 3.50%, 12/01/2039	85	79
Series B, Rev., AMT, 4.00%, 12/01/2041	640	629
Series B, Rev., AMT, 4.00%, 12/01/2044	2,200	2,071
Series B, Rev., AMT, 4.25%, 12/01/2045	3,880	3,792
Series B, Rev., AMT, 5.00%, 12/01/2027	1,060	1,096
New Jersey Higher Education Student Assistance Authority, Subordinated, Series C, Rev., AMT, 4.00%, 12/01/2048	1,195	1,054
New Jersey Housing & Mortgage Finance Agency, Series E, Rev., 3.50%, 04/01/2051	1,765	1,747
New Jersey Housing & Mortgage Finance Agency, New Irvine Turner Apartments, Rev., HUD, 3.67%, 02/01/2026	550	549
New Jersey Housing & Mortgage Finance Agency, Social Bond, Rev., 5.00%, 10/01/2053	175	180
New Jersey Housing & Mortgage Finance Agency, Social Bonds, Series H, Rev., 3.00%, 10/01/2052	670	649
New Jersey Housing & Mortgage Finance Agency, Sustainable Bond, Series K, Rev., 4.55%, 10/01/2044	665	665
New Jersey Transportation Trust Fund Authority,
Rev., 5.25%, 06/15/2046 (p)	14,455	16,193
Series A, Rev., 5.00%, 06/15/2029	1,550	1,668
Series A, Rev., 5.00%, 06/15/2030	3,000	3,273
Series A, Rev., 5.00%, 06/15/2034	6,590	7,458

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
Series AA, Rev., 4.00%, 06/15/2040	3,750	3,699
Series AA, Rev., 5.00%, 06/15/2029	1,000	1,076
Series AA, Rev., 5.00%, 06/15/2035	3,000	3,297
Series AA, Rev., 5.00%, 06/15/2040	1,615	1,783
Series AA, Rev., 5.00%, 06/15/2045	660	689
Series AA, Rev., 5.25%, 06/15/2041	1,250	1,399
Series BB, Rev., 5.00%, 06/15/2032	2,000	2,120
New Jersey Transportation Trust Fund Authority, Capital Appreciation,
Series A, Rev., TRAN, BAM, Zero Coupon, 12/15/2038	1,000	574
Series C, Rev., TRAN, AMBAC, Zero Coupon, 12/15/2026	1,455	1,364
New Jersey Transportation Trust Fund Authority, Program B, Rev., 5.00%, 06/15/2037	2,000	2,189
New Jersey Transportation Trust Fund Authority, Transportation Program,
Series BB, Rev., 5.00%, 06/15/2036	3,000	3,338
Series BB, Rev., 5.00%, 06/15/2037	2,745	3,040
Series BB, Rev., 5.00%, 06/15/2038	4,000	4,413
Series BB, Rev., 5.00%, 06/15/2040	8,120	8,866
Series CC, Rev., 5.00%, 06/15/2041	3,500	3,846
Series CC, Rev., 5.25%, 06/15/2055	5,700	6,153
New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Rev., 5.00%, 06/15/2035	500	547
New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.00%, 06/15/2038	500	549
New Jersey Transportation Trust Fund Authority, Transportation System Bond,
Rev., 4.00%, 12/15/2039	2,000	1,978
Rev., 5.00%, 12/15/2028	1,000	1,069
Rev., 5.00%, 12/15/2031	1,560	1,685
New Jersey Turnpike Authority,
Rev., 5.00%, 01/01/2042	10,000	11,028
Series A, Rev., 4.00%, 01/01/2042	1,000	1,001
Series B, Rev., 4.50%, 01/01/2048	1,750	1,812
Series D, Rev., 5.00%, 01/01/2028	2,400	2,425
Series E, Rev., 5.00%, 01/01/2032	7,000	7,000
Newark Board of Education, Sustainability Bonds,
GO, BAM, 4.00%, 07/15/2034	400	412
GO, BAM, 4.00%, 07/15/2035	410	420
GO, BAM, 4.00%, 07/15/2036	425	434
GO, BAM, 4.00%, 07/15/2037	430	437
North Hudson Sewerage Authority, Senior Lien Lease Certificates,
Rev., AGM, 5.00%, 06/01/2039	1,100	1,237
Rev., AGM, 5.00%, 06/01/2040	1,100	1,235
Rev., AGM, 5.00%, 06/01/2041	1,000	1,121
Rev., AGM, 5.00%, 06/01/2042	1,000	1,119

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	187

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
South Jersey Port Corp., Marine Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2025	500	500
Series B, Rev., AMT, 5.00%, 01/01/2026	1,015	1,028
South Jersey Port Corp., Marine Terminal, Subordinated, Series B, Rev., AMT, 5.00%, 01/01/2037	1,000	1,026
South Jersey Port Corp., Subordinate Marine Term, Series B, Rev., AMT, 5.00%, 01/01/2032	2,140	2,216
South Jersey Port Corp., Subordinate, Marine Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2033	1,220	1,262
Series B, Rev., AMT, 5.00%, 01/01/2034	1,250	1,290
Series B, Rev., AMT, 5.00%, 01/01/2036	1,000	1,029
South Jersey Transportation Authority,
Series A, Rev., AGM, 5.00%, 11/01/2030	500	536
Series A, Rev., AGM, 5.00%, 11/01/2033	1,215	1,297
Series A, Rev., BAM, 5.00%, 11/01/2041	2,925	3,120
South Jersey Transportation Authority, Transportation System, Rev., BAM, 5.25%, 11/01/2052	3,100	3,320
State of New Jersey, Covid-19 Emergency Bonds, General Obligations,
Series A, GO, 4.00%, 06/01/2030	2,000	2,094
Series A, GO, 5.00%, 06/01/2028	4,245	4,522
The Gloucester County Improvement Authority, Rowan University Project, Rev., BAM, 5.00%, 07/01/2044	900	962
Tobacco Settlement Financing Corp., Series A, Rev., 5.00%, 06/01/2025	1,650	1,658

		279,128

New Mexico — 0.3%
City of Farmington NM,
Rev., 3.88%, 06/01/2040 (z)	8,750	8,839
City of Farmington, Four Corners Project, Rev., 1.80%, 04/01/2029	3,000	2,712
City of Farmington, Public Service Company, San Juan, Rev., 3.90%, 06/01/2040 (z)	1,000	1,011
City of Farmington, San Juan and Four Corners, Rev., 2.15%, 04/01/2033	4,890	3,973
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 2.05%, 09/01/2051	170	149
New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 4.00%, 06/01/2028	1,070	1,083

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New Mexico — continued
New Mexico Hospital Equipment Loan Council,
Rev., 5.00%, 06/01/2030	1,050	1,106
Rev., 5.00%, 06/01/2032	1,000	1,041
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare, Rev., 4.00%, 08/01/2037	500	484
New Mexico Mortgage Finance Authority, Series C, Rev., GNMA/FNMA/FHLMC, 4.70%, 09/01/2049	1,980	1,986
New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 03/01/2054	600	641
Series C, Rev., GNMA/FNMA/FHLMC, 4.00%, 01/01/2049	125	125
New Mexico Municipal Energy Acquisition Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 11/01/2039 (z)	3,500	3,512
Santa Fe Public School District, GO, 5.00%, 08/01/2029	1,375	1,462
Winrock Town Center, Increment Development District No 1, Senior Lien, Tax Allocation, 4.25%, 05/01/2040 (e)	1,750	1,629

		29,753

New York — 12.4%
Battery Park City Authority, Series B, Rev., 5.00%, 11/01/2036	2,000	2,295
Broome County, Local Development Corp., United Health Services Hospital,
Rev., AGM, 4.00%, 04/01/2039	2,750	2,725
Rev., AGM, 5.00%, 04/01/2026	500	508
Build C Resource Corp., Success Academy Charter School,
Rev., 4.00%, 09/01/2042	1,200	1,149
Rev., 4.00%, 09/01/2043	1,000	953
Rev., 5.00%, 09/01/2036	1,660	1,784
Rev., 5.00%, 09/01/2037	1,475	1,581
Rev., 5.00%, 09/01/2039	1,125	1,199
Build NYC Resource Corp., Rev., 5.00%, 07/01/2026	325	327
Build NYC Resource Corp., Family Life Academy Charter, Series A1, Rev., 5.25%, 06/01/2040 (e)	1,220	1,193
Build NYC Resource Corp., Family Life Academy Charter Project, Rev., 7.25%, 06/01/2055 (e)	250	266
Build NYC Resource Corp., Friends of Hellenic Classical, Series A, Rev., 4.00%, 12/01/2031 (e)	700	665
Build NYC Resource Corp., Grand Concourse Academy Charter School,
Rev., 5.00%, 07/01/2042	555	563
Rev., 5.00%, 07/01/2052	700	701

SEE NOTES TO FINANCIAL STATEMENTS.

188	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
City of Long Beach,
Series A, GO, 5.00%, 09/01/2025	1,990	2,005
Series A, GO, 5.00%, 09/01/2027	1,500	1,577
City of New York,
Series A1, GO, 4.00%, 08/01/2034	3,000	3,099
Series A1, GO, 4.00%, 08/01/2036	1,000	1,027
Series A1, GO, 5.00%, 08/01/2029	2,900	3,152
Series A1, GO, 5.00%, 09/01/2034	2,000	2,231
Series A1, GO, 5.00%, 08/01/2041	3,000	3,170
Series A1, GO, 5.25%, 09/01/2042	8,715	9,572
Series B1, GO, 5.00%, 08/01/2031	1,000	1,115
Series B1, GO, 5.00%, 10/01/2031	500	558
Series B1, GO, 5.00%, 08/01/2035	90	100
Series C1, GO, 5.00%, 08/01/2031	500	549
Series C4, GO, AGM, 5.00%, 10/01/2027	5,000	5,284
Series C, GO, 5.00%, 08/01/2027	2,000	2,105
Series C, GO, 5.00%, 03/01/2042	1,340	1,467
Series C, GO, 5.25%, 03/01/2053	30,140	32,705
Series D1, GO, 5.00%, 12/01/2031	1,380	1,470
Series D1, GO, 5.00%, 12/01/2036	11,955	12,599
Series E, GO, LOC: Bank of America NA, 4.05%, 08/01/2034 (z)	15,000	15,000
Series E, GO, 5.00%, 08/01/2028	1,625	1,739
Series E, GO, 5.00%, 08/01/2033	2,000	2,131
Series F1, GO, 3.00%, 03/01/2035	2,135	1,973
Series F1, GO, 5.00%, 03/01/2043	1,000	1,063
City of New York NY,
GO, 5.00%, 08/01/2031	6,000	6,687
GO, 5.00%, 09/01/2041	2,000	2,205
City of New York, Fiscal 2001,
Series 2, GO, VRDO, 4.00%, 01/07/2025 (z)	120	120
Series 3, GO, VRDO, 4.00%, 01/02/2025 (z)	1,590	1,590
City of New York, Fiscal 2015, Series F4, GO, 5.00%, 06/01/2044 (z)	125	126
City of New York, Fiscal 2020, Series B1, GO, 5.00%, 10/01/2038	5,000	5,320
City of New York, Fiscal 2021,
Series C, GO, 4.00%, 08/01/2037	450	458
Series C, GO, 5.00%, 08/01/2035	4,740	5,141
City of New York, Fiscal 2022,
GO, 5.25%, 05/01/2039	200	222
GO, 5.25%, 05/01/2041	2,000	2,197
GO, 5.50%, 05/01/2044	1,000	1,104
City of New York, Fiscal 2024, Series A, GO, 5.00%, 08/01/2028	360	385
City of New York, Subordinated,
Series E1, GO, 4.00%, 04/01/2050	8,500	8,159
Series F1, GO, 5.00%, 08/01/2025	390	394
Series F1, GO, 5.00%, 08/01/2027	1,750	1,842
Series F1, GO, 5.00%, 08/01/2028	350	375

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
City of Yonkers,
Series F, GO, BAM, 5.00%, 11/15/2038	500	554
Series F, GO, BAM, 5.00%, 11/15/2039	1,000	1,101
County of Nassau,
Series A, GO, AGM, 4.00%, 04/01/2046	1,300	1,291
Series B, GO, BAM, 5.00%, 10/01/2027	1,450	1,502
Dutchess County, Local Development Corp., Health Quest System, Inc. Project, Series B, Rev., 5.00%, 07/01/2046	6,250	6,284
Empire State Development Corp., Series A, Rev., 5.00%, 03/15/2051	4,525	4,856
Genesee County Funding Corp. (The), Rochester Regional Health Obligation, Rev., 5.25%, 12/01/2052	2,000	2,077
Hempstead Town Local Development Corp., Evergreen Charter School Project, Series A, Rev., 5.25%, 06/15/2042	4,000	4,122
Hudson Yards Infrastructure Corp.,
Series A, Rev., AGM, 4.00%, 02/15/2047	9,335	9,169
Series A, Rev., 5.00%, 02/15/2045	2,210	2,256
Long Island Power Authority,
Rev., 5.00%, 09/01/2042	2,070	2,135
Series A, Rev., 5.00%, 09/01/2037	1,250	1,358
Series B, Rev., 1.50%, 09/01/2051 (z)	8,200	7,907
Long Island Power Authority, Green Bond, Series E, Rev., 5.00%, 09/01/2048	2,440	2,607
Long Island Power Authority, Notes, Rev., 1.00%, 09/01/2025	2,680	2,624
Metropolitan Transportation Authority,
Rev., AGM, (United States SOFR * 0.67 + 0.80%), 3.79%, 11/01/2032 (aa)	430	430
Rev., BAM, 4.00%, 11/15/2048	4,415	4,189
Rev., 5.00%, 11/15/2049	2,000	2,064
Special Tax, 5.25%, 11/15/2042	2,140	2,416
Special Tax, 5.25%, 11/15/2045	8,500	9,465
Series A, Rev., 5.25%, 11/15/2030	1,475	1,531
Series A, Rev., 5.25%, 11/15/2034	8,000	8,257
Series B, Rev., 5.00%, 11/15/2025	540	548
Series B, Rev., TRAN, 5.00%, 11/15/2040	2,450	2,455
Series C1, Rev., 5.00%, 11/15/2056	3,100	3,115
Series D, Rev., BAM, 4.00%, 11/15/2042	3,295	3,168
Series D, Rev., 5.00%, 11/15/2027	1,200	1,233
Metropolitan Transportation Authority Dedicated Tax Fund, Sustainable Bond, Series A, Special Tax, 5.25%, 11/15/2054	2,790	3,043
Metropolitan Transportation Authority, Build America Bonds, Rev., 6.67%, 11/15/2039	2,500	2,666

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	189

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Metropolitan Transportation Authority, Green Bond,
Series A2, Rev., 5.00%, 11/15/2027	1,085	1,114
Series C2, Rev., Zero Coupon, 11/15/2032	500	369
Series C, Rev., 5.00%, 11/15/2040	2,465	2,583
Series E, Rev., 4.00%, 11/15/2045	60	57
Series E, Rev., 5.00%, 11/15/2029	250	270
Metropolitan Transportation Authority, Green Bonds,
Series A2, Rev., 5.00%, 11/15/2025	1,000	1,015
Series B1, Rev., 5.00%, 11/15/2046	2,000	2,037
Series D1, Rev., 5.00%, 11/15/2043	2,000	2,095
Series D3, Rev., 4.00%, 11/15/2049	1,000	939
Metropolitan Transportation Authority, Green Bonds, Subordinated, Series B1, Rev., 5.00%, 11/15/2036	10,000	10,261
Metropolitan Transportation Authority, Sustainable Bond,
Series A, Rev., 5.25%, 11/15/2049	2,000	2,146
Series E, Rev., 5.00%, 11/15/2033	2,400	2,598
Metropolitan Transportation Authority, Transportation Green Bonds, Series B, Rev., 5.00%, 11/15/2026	1,720	1,777
Monroe County Industrial Development Corp., Andrews Terrace Community,
Rev., HUD, 5.00%, 07/01/2028 (z)	3,915	4,058
Monroe County Industrial Development Corp., Rochester Regional Health Project,
Rev., 5.00%, 12/01/2027	1,000	1,040
Rev., 5.00%, 12/01/2028	1,700	1,789
Rev., 5.00%, 12/01/2029	1,900	2,018
Monroe County Industrial Development Corp., University of Rochester Project, Series A, Rev., 5.00%, 07/01/2053	13,650	14,570
MTA Hudson Rail Yards Trust Obligations,
Series A, Rev., 5.00%, 11/15/2051	5,000	5,000
Series A, Rev., 5.00%, 11/15/2056	2,000	2,000
New York City Health and Hospitals Corp.,
Series A, Rev., 5.00%, 02/15/2026	6,055	6,193
Series A, Rev., 5.00%, 02/15/2027	5,360	5,593
New York City Housing Development Corp.,
Rev., HUD, 3.70%, 05/01/2064 (z)	2,450	2,466
Rev., 4.00%, 12/15/2031	205	208
New York City Housing Development Corp., 8 Spruce Street, Rev., 5.25%, 12/15/2031	1,000	1,022
New York City Housing Development Corp., Sustainability Bonds,
Rev., 0.70%, 11/01/2060 (z)	2,220	2,220
Series C2, Rev., 0.70%, 11/01/2060 (z)	1,095	1,077
New York City Housing Development Corp., Sustainable Bond, Series E2, Rev., 3.80%, 11/01/2063 (z)	1,300	1,310

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York City Industrial Development Agency, Queens Baseball Stadium Project,
Rev., AGM, 2.00%, 01/01/2038	675	497
Rev., AGM, 3.00%, 01/01/2040	250	213
Series A, Rev., AGM, 4.00%, 01/01/2032	1,000	1,023
Series A, Rev., AGM, 5.00%, 01/01/2025	250	250
Series A, Rev., AGM, 5.00%, 01/01/2027	625	647
Series A, Rev., AGM, 5.00%, 01/01/2029	1,000	1,068
Series A, Rev., AGM, 5.00%, 01/01/2030	1,500	1,623
New York City Industrial Development Agency, Yankee Stadium Project Pilot,
Rev., AGM, 4.00%, 03/01/2045	8,825	8,630
Rev., AGM, 5.00%, 03/01/2028	1,250	1,319
Rev., AGM, 5.00%, 03/01/2029	1,500	1,602
Rev., AGM, 5.00%, 03/01/2030	3,900	4,211
New York City Municipal Water Finance Authority,
Series CC1, Rev., 4.00%, 06/15/2052	5,000	4,782
Series CC, Rev., 5.25%, 06/15/2054	5,000	5,454
Series DD, Rev., 5.00%, 06/15/2034	1,920	2,192
New York City Municipal Water Finance Authority, Second General Resolution,
Rev., VRDO, 3.85%, 01/02/2025 (z)	8,000	8,000
Rev., 4.00%, 06/15/2051	9,205	8,814
Rev., 5.00%, 06/15/2044	2,755	2,996
Rev., 5.25%, 06/15/2054	9,605	10,440
Series CC1, Rev., 5.00%, 06/15/2049	5,000	5,235
New York City Municipal Water Finance Authority, Subordinate Fiscal 2025, Series AA, Rev., 5.25%, 06/15/2053	15,890	17,406
New York City Municipal Water Finance Authority, Subordinated Second General Resolution, Rev., VRDO, 4.05%, 01/02/2025 (z)	4,300	4,300
New York City Transitional Finance Authority,
Rev., 5.00%, 11/01/2027	4,490	4,743
Rev., 5.00%, 05/01/2030	2,000	2,201
Rev., 5.00%, 05/01/2038	4,900	5,508
Rev., 5.00%, 11/01/2038	3,485	3,929
Rev., 5.00%, 05/01/2041	6,000	6,628
Rev., 5.25%, 05/01/2048	5,165	5,661
Rev., 5.25%, 05/01/2049	3,000	3,279
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2015, Subordinate, Series S, Rev., 5.00%, 07/15/2040	17,800	17,910

SEE NOTES TO FINANCIAL STATEMENTS.

190	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority Building Aid Revenue, Fiscal Year 2015, Series S1, Rev., 5.00%, 07/15/2035	585	586
New York City Transitional Finance Authority Building Aid Revenue, Subordinate,
Series S1, Rev., 4.00%, 07/15/2034	1,000	1,039
Series S1, Rev., 5.00%, 07/15/2043	1,505	1,523
New York City Transitional Finance Authority Building Aid Revenue, Subordinate Fiscal 2015, Series S, Rev., 5.00%, 07/15/2028	2,060	2,064
New York City Transitional Finance Authority Future Tax Secured, Rev., 5.00%, 08/01/2029	1,000	1,087
New York City Transitional Finance Authority Future Tax Secured Revenue,
Rev., 4.00%, 08/01/2036	11,260	11,349
Rev., 5.00%, 11/01/2028	600	644
Series A4, Rev., VRDO, 3.85%, 01/02/2025 (z)	11,200	11,200
Series B1, Rev., 4.00%, 08/01/2042	17,500	17,113
Series E1, Rev., 3.00%, 02/01/2028	730	725
Series F1, Rev., 5.00%, 02/01/2039	3,000	3,280
Series F1, Rev., 5.00%, 02/01/2041	2,000	2,201
Series F1, Rev., 5.00%, 02/01/2045	5,000	5,411
Series F1, Rev., 5.00%, 02/01/2046	3,335	3,598
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured,
Rev., 4.00%, 11/01/2035	7,000	7,198
Series A3, Rev., 4.00%, 08/01/2043	5,645	5,478
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured Subordinate, Series B1, Rev., 5.00%, 08/01/2038	1,000	1,020
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Subordinated,
Series A3, Rev., 4.00%, 08/01/2042	2,500	2,445
Series E1, Rev., 4.00%, 02/01/2041	12,000	11,867
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate,
Rev., 4.00%, 05/01/2038	2,000	2,025
Rev., 5.00%, 11/01/2025	255	259
Series B1, Rev., 4.00%, 08/01/2036	7,415	7,609
Series DS, Rev., 4.00%, 11/01/2038	4,000	4,045
Series E1, Rev., 4.00%, 02/01/2046	2,000	1,945
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Future Tax Secured, Rev., 4.00%, 11/01/2040	5,000	4,990
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Multi Modal, Series A, Rev., 5.00%, 05/01/2040	1,000	1,101

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate, Future Tax Secured, Rev., 3.75%, 11/01/2025	8,000	7,958
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated,
Rev., 5.00%, 11/01/2026	1,000	1,035
Rev., 5.00%, 05/01/2031	1,000	1,100
Rev., 5.25%, 08/01/2042	3,000	3,297
Series A3, Rev., 4.00%, 05/01/2042	2,000	1,964
Series A3, Rev., 5.00%, 08/01/2040	1,720	1,774
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable Subordinate, Series F2, Rev., 2.85%, 05/01/2025	6,600	6,566
New York City Transitional Finance Authority, Fiscal 2025,
Series D, Rev., 5.00%, 05/01/2035	900	1,028
Series D, Rev., 5.00%, 05/01/2036	1,540	1,753
New York City Transitional Finance Authority, Multi Modal Bonds Subordinate, Rev., 5.00%, 05/01/2039	1,500	1,670
New York City Transitional Finance Authority, Subordinate,
Series D1, Rev., 5.00%, 11/01/2034	4,410	5,021
Series D1, Rev., 5.00%, 11/01/2037	715	805
Series D1, Rev., 5.00%, 11/01/2039	3,000	3,355
New York City Transitional Finance Authority, Subordinated Bonds,
Series E, Rev., 5.00%, 11/01/2039 (w)	6,000	6,742
Series E, Rev., 5.00%, 11/01/2042 (w)	900	992
Series E, Rev., 5.00%, 11/01/2043 (w)	2,485	2,722
Series E, Rev., 5.00%, 11/01/2053 (w)	4,500	4,819
New York City Transitional Finance Authority, Subordinated Future Tax,
Rev., 5.00%, 11/01/2039	3,780	4,248
Series CS, Rev., 5.00%, 05/01/2045	5,000	5,439
New York City Trust for Cultural Resources, Refunding Lincoln Center, Series A, Rev., 5.00%, 12/01/2032	500	549
New York City Water & Sewer System,
Series AA2, Rev., 5.00%, 06/15/2029	1,350	1,472
Series BB1, Rev., 5.00%, 06/15/2049	500	523
Series FF, Rev., 5.00%, 06/15/2041	2,000	2,135
Series GG1, Rev., 5.00%, 06/15/2030	1,000	1,108
Series GG, Rev., 5.00%, 06/15/2039	2,660	2,677
New York City Water & Sewer System, Second General Resolution,
Rev., 5.00%, 06/15/2026	1,005	1,036
Rev., 5.00%, 06/15/2029	535	583
Series CC1, Rev., 5.00%, 06/15/2048	2,730	2,795
Series CC1, Rev., 5.25%, 06/15/2037	2,345	2,422
Series DD1, Rev., 5.00%, 06/15/2048	3,115	3,205

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	191

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series DD2, Rev., 5.00%, 06/15/2040	2,000	2,076
Series DD, Rev., 5.00%, 06/15/2047	6,680	6,812
New York City Water & Sewer System, Various Second General Resolution, Series BB4, Rev., VRDO, 3.85%, 01/02/2025 (z)	2,000	2,000
New York City Water & Sewer System, Water and Sewer System Revenue Second General Resolution, Series BB2, Rev., 4.00%, 06/15/2042	1,180	1,172
New York Liberty Development Corp.,
Series 1WTC, Rev., 3.00%, 02/15/2042	1,755	1,446
Series 1WTC, Rev., 4.00%, 02/15/2043	4,985	4,842
New York Liberty Development Corp., 3 World Trade Center, Rev., 5.38%, 11/15/2040 (e)	1,945	1,947
New York Liberty Development Corp., 7 World Trade Center Project, Rev., 3.13%, 09/15/2050	3,000	2,389
New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044 (e)	25,900	25,915
New York Power Authority,
Rev., 4.00%, 11/15/2049	2,000	1,920
Rev., 5.00%, 11/15/2041	1,500	1,707
Series A, Rev., 4.00%, 11/15/2045	9,000	8,801
New York Power Authority, Green Transmission Project,
Rev., AGM, 5.00%, 11/15/2028	1,000	1,083
Rev., AGM, 5.00%, 11/15/2034	635	711
Rev., AGM, 5.00%, 11/15/2035	1,250	1,394
New York State Dormitory Authority,
Rev., AGM, 5.00%, 10/01/2025	1,350	1,370
Rev., AGM, 5.00%, 10/01/2026	875	906
Rev., 5.00%, 07/01/2035	750	868
Rev., AGM, 5.00%, 10/01/2037	1,000	1,111
Rev., AGM, 5.00%, 10/01/2039	860	944
Series A1, Rev., 5.00%, 03/15/2036	2,500	2,815
Series A, Rev., 4.00%, 03/15/2039	1,000	1,008
Series A, Rev., 4.00%, 03/15/2054	8,090	7,683
Series A, Rev., 5.00%, 03/15/2029 (p)	1,070	1,155
Series A, Rev., 5.00%, 03/15/2034	2,000	2,046
Series A, Rev., 5.00%, 03/15/2036	1,765	1,998
Series A, Rev., 5.00%, 03/15/2040	1,000	1,051
Series A, Rev., 5.00%, 03/15/2044	2,460	2,668
Series B, Rev., 5.00%, 03/15/2034	3,000	3,454
New York State Dormitory Authority, Bidding Group 3,
Series A, Rev., 5.00%, 03/15/2054	14,205	15,218
Series A, Rev., 5.00%, 03/15/2056	7,890	8,439
New York State Dormitory Authority, Cornell University, Series A, Rev., 5.50%, 07/01/2054	5,000	5,608

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York State Dormitory Authority, Exchange Bonds, Series C, Rev., 5.00%, 07/01/2031	1,227	1,362
New York State Dormitory Authority, General Purpose, Series D, Rev., 5.00%, 02/15/2026 (p)	95	97
New York State Dormitory Authority, Green Bond, Cornell University, Rev., 5.00%, 07/01/2034	1,100	1,291
New York State Dormitory Authority, Group 2,
Series A, Rev., 5.00%, 03/15/2033	2,000	2,194
Series A, Rev., 5.00%, 03/15/2036	2,015	2,142
New York State Dormitory Authority, Group 3, Series A, Rev., 5.00%, 03/15/2037	5,000	5,305
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Rev., 5.00%, 07/01/2040	1,500	1,498
New York State Dormitory Authority, Montefiore Obligated Group,
Rev., 5.50%, 11/01/2044	1,200	1,305
Series A, Rev., 5.00%, 08/01/2025	1,000	1,008
Series A, Rev., 5.00%, 08/01/2026	900	919
Series A, Rev., 5.00%, 08/01/2031	1,010	1,042
New York State Dormitory Authority, Northwell Health Obligated,
Rev., 5.00%, 05/01/2033 (w)	4,000	4,490
Rev., 5.00%, 05/01/2034 (w)	19,180	21,661
Rev., 5.25%, 05/01/2054	5,000	5,378
New York State Dormitory Authority, Northwell Health Obligated Group,
Rev., 4.00%, 05/01/2045	6,500	6,234
Rev., 4.25%, 05/01/2052	4,930	4,758
Rev., 5.00%, 05/01/2052	3,000	3,132
New York State Dormitory Authority, Refunded General Purpose, Series B, Rev., 5.00%, 02/15/2026 (p)	2,835	2,894
New York State Dormitory Authority, Second Bond Financing Program,
Rev., AGM, 5.00%, 10/01/2029	2,000	2,188
Rev., AGM, 5.00%, 10/01/2030	4,000	4,441
Rev., AGM, 5.00%, 10/01/2036	260	286
New York State Dormitory Authority, St John’s University, Series A, Rev., 4.00%, 07/01/2048	1,000	947
New York State Dormitory Authority, Unrefunded, Series A, Rev., 5.00%, 03/15/2029	1,930	2,086
New York State Dormitory Authority, Unrefunded 2024 Bidding Group, Rev., 5.00%, 03/15/2029	3,000	3,242
New York State Dormitory Authority, Unrefunded General Purpose, Series D, Rev., 5.00%, 02/15/2026 (p)	5	5

SEE NOTES TO FINANCIAL STATEMENTS.

192	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, Unrefunded Group 2, Series E, Rev., 5.00%, 03/15/2028 (p)	1,000	1,063
New York State Dormitory Authority, White Plains Hospital Obligated,
Rev., AGC, 5.00%, 10/01/2039	750	823
Rev., AGC, 5.25%, 10/01/2040	500	557
Rev., AGC, 5.25%, 10/01/2041	525	581
Rev., 5.25%, 10/01/2049	2,025	2,137
New York State Dormitory Authority, Yeshiva University, Series A, Rev., 5.00%, 07/15/2037	2,500	2,599
New York State Environmental Facilities Corp., Green Bond 2010 Master Financing Project,
Rev., 5.00%, 09/15/2028	575	618
Rev., 5.00%, 09/15/2031	250	282
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Casella Waste System, Inc. Project, Rev., AMT, 2.75%, 09/01/2050 (e)(z)	250	247
New York State Housing Finance Agency, Sustainability Bonds,
Series B, Rev., HUD, SONYMA, 3.60%, 11/01/2062 (z)	1,705	1,706
Series J, Rev., HUD, SONYMA, 1.10%, 11/01/2061 (z)	4,170	3,898
Series K2, Rev., HUD, SONYMA, 1.00%, 11/01/2061 (z)	1,205	1,134
New York State Thruway Authority,
Series A1, Rev., 4.00%, 03/15/2041	500	490
Series A1, Rev., 5.00%, 03/15/2033	1,000	1,105
Series A, Rev., 5.00%, 03/15/2027 (p)	1,000	1,047
New York State Thruway Authority, Group 2, Series N, Rev., 4.00%, 01/01/2041	3,120	3,116
New York State Urban Development Corp.,
Series A, Rev., 4.00%, 03/15/2042	2,000	1,983
Series E, Rev., 4.00%, 03/15/2046	10,000	9,694
New York State Urban Development Corp., Bidding Group 1, Series A, Rev., 5.00%, 03/15/2034	1,690	1,879
New York State Urban Development Corp., Bidding Group 4, Series A, Rev., 3.00%, 03/15/2050	4,000	2,983
New York State Urban Development Corp., Group 2, Series E, Rev., 4.00%, 03/15/2038	1,000	1,011
New York State Urban Development Corp., Personal Income Tax,
Rev., 4.00%, 03/15/2037	2,000	2,035
Rev., 4.00%, 03/15/2041	5,000	5,007
Rev., 5.00%, 03/15/2030	500	550
Series C3, Rev., 5.00%, 03/15/2038	1,860	1,928

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York State Urban Development Corp., State Personal Income Tax,
Rev., 4.00%, 03/15/2042	2,000	2,000
Series AG, Rev., 5.00%, 03/15/2038	5,000	5,155
New York State Urban Development Corp., State Personal Income Tax, General Purpose,
Series A, Rev., 5.00%, 03/15/2042	5,000	5,202
Series B, Rev., 3.54%, 03/15/2028 (p)	7,000	6,804
New York State Urban Development Corp., Sustainable Bond State Person, Rev., 5.00%, 03/15/2063	25,905	27,302
New York Transportation Development Corp.,
Rev., AGM, AMT, 5.00%, 06/30/2049	12,000	12,451
Rev., AGM, AMT, 5.00%, 06/30/2054	5,000	5,157
Rev., AMT, 5.25%, 06/30/2049	5,000	5,189
Rev., AMT, 5.50%, 06/30/2060	17,000	17,821
New York Transportation Development Corp., American Airlines Inc,
Rev., AMT, 2.25%, 08/01/2026	395	384
Rev., AMT, 5.00%, 08/01/2026	3,670	3,676
New York Transportation Development Corp., Delta Air Lines, Inc, LaGuardia,
Rev., AMT, 4.38%, 10/01/2045	11,130	10,598
Rev., AMT, 5.00%, 01/01/2032	3,000	3,078
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia, Rev., AMT, 4.00%, 10/01/2030	2,500	2,482
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia, Rev., AMT, 5.00%, 10/01/2035	11,000	11,408
New York Transportation Development Corp., John F. Kennedy International Airport, Rev., AMT, 5.38%, 08/01/2036	2,000	2,093
New York Transportation Development Corp., LaGuardia Airport Terminal,
Rev., AMT, 5.63%, 04/01/2040	15,355	16,311
Rev., AMT, 6.00%, 04/01/2035	5,000	5,568
New York Transportation Development Corp., LaGuardia Airport Terminal B,
Rev., AMT, 4.00%, 07/01/2033	2,500	2,448
Rev., AMT, 5.00%, 07/01/2046	16,280	16,279
Rev., AMT, 5.25%, 01/01/2050	8,425	8,425
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment,
Rev., AMT, 4.00%, 07/01/2031	4,500	4,446
Rev., AGM, AMT, 4.00%, 07/01/2035	5,080	4,964
Rev., AMT, 5.00%, 07/01/2041	1,000	1,000
New York Transportation Development Corp., New York State Thruway, Rev., AMT, 4.00%, 10/31/2034	600	579

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	193

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York Transportation Development Corp., Sustainable Bond, JFK International Airport,
Rev., AGM, AMT, 5.00%, 06/30/2049	14,750	15,192
Rev., AMT, 5.38%, 06/30/2060	3,920	4,035
Rev., AGM, AMT, 5.50%, 06/30/2043	1,585	1,702
Rev., AMT, 5.50%, 12/31/2054	12,000	12,669
Rev., AMT, 5.50%, 12/31/2060	5,000	5,275
Rev., AMT, 6.00%, 06/30/2054	10,575	11,312
New York Transportation Development Corp., Terminal 4 JFK International,
Rev., AMT, 5.00%, 12/01/2030	1,710	1,802
Rev., AMT, 5.00%, 12/01/2032	2,005	2,135
Rev., AMT, 5.00%, 12/01/2033	1,000	1,045
Rev., AMT, 5.00%, 12/01/2037	3,500	3,672
Rev., AMT, 5.00%, 12/01/2038	1,000	1,046
New York Transportation Development Corp., Terminal 4 JFK International Airport, Rev., AMT, 5.00%, 12/01/2030	4,160	4,385
New York Transportation Development Corp., Terminal 4 John F Kennedy International,
Rev., AMT, 4.00%, 12/01/2038	300	288
Rev., AMT, 4.00%, 12/01/2039	300	285
Rev., AMT, 4.00%, 12/01/2040	1,475	1,390
Rev., AMT, 4.00%, 12/01/2041	300	280
Rev., AMT, 4.00%, 12/01/2042	300	277
Rev., 5.00%, 12/01/2025	200	203
Rev., 5.00%, 12/01/2026	995	1,026
Rev., 5.00%, 12/01/2027	200	209
Rev., 5.00%, 12/01/2028	200	212
Rev., 5.00%, 12/01/2037	250	265
Rev., 5.00%, 12/01/2038	2,250	2,381
Port Authority of New York & New Jersey,
Series 207, Rev., AMT, 5.00%, 09/15/2027	2,210	2,298
Series 207, Rev., AMT, 5.00%, 09/15/2028	1,080	1,121
Series 207, Rev., AMT, 5.00%, 09/15/2031	5,000	5,161
Series 226, Rev., AMT, 5.00%, 10/15/2031	4,500	4,873
Series 226, Rev., AMT, 5.00%, 10/15/2032	1,250	1,353
Series 226, Rev., AMT, 5.00%, 10/15/2036	2,040	2,169
Series 242, Rev., AMT, 5.00%, 12/01/2042	7,000	7,391
Port Authority of New York & New Jersey, Consolidated,
Series 197, Rev., AMT, 5.00%, 11/15/2032	3,000	3,052
Series 206, Rev., AMT, 5.00%, 11/15/2032	3,000	3,095

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Series 221, Rev., AMT, 5.00%, 07/15/2031	1,620	1,737
Series 221, Rev., AMT, 5.00%, 07/15/2032	1,500	1,604
Port Authority of New York & New Jersey, Consolidated 211, Rev., 4.00%, 09/01/2043	18,590	18,503
Port Authority of New York & New Jersey, Consolidated Bond 233, Rev., 5.00%, 08/01/2038	670	746
Port Authority of New York & New Jersey, Consolidated Bond Two, Rev., AMT, 5.50%, 08/01/2052	8,500	9,156
Port Authority of New York & New Jersey, Consolidated Bond Two Hund, Rev., AMT, 5.00%, 01/15/2039	1,250	1,332
Port Authority of New York & New Jersey, Consolidated Bonds,
Series 221, Rev., AMT, 4.00%, 07/15/2039	5,000	4,908
Series 221, Rev., AMT, 4.00%, 07/15/2040	3,715	3,610
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty, Series 222, Rev., 4.00%, 07/15/2036	10,250	10,492
RBC Municipal Products, Inc. Trust, Rev., AMT, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 3.68%, 10/01/2029 (e) (z)	7,600	7,600
State of New York Mortgage Agency Homeowner Mortgage Revenue, Social Bonds, Series 253, Rev., SONYMA, AMT, 4.70%, 10/01/2038	2,075	2,105
State of New York Mortgage Agency, Social Bonds, Series 233, Rev., 3.00%, 10/01/2045	1,710	1,669
State of New York Mortgage Agency, Social Bonds 242, Rev., SONYMA, 3.50%, 10/01/2052	95	94
Suffolk Regional Off-Track Betting Co., Rev., 6.00%, 12/01/2053	1,000	1,038
Triborough Bridge & Tunnel Authority,
Rev., 5.25%, 05/15/2054	9,940	10,845
Series A2, Rev., 2.00%, 05/15/2045 (z)	4,250	3,981
Series A, Rev., 5.00%, 11/15/2041	1,975	2,007
Series A, Rev., 5.00%, 11/15/2047	2,500	2,660
Series A, Rev., 5.00%, 11/15/2049	3,040	3,178
Triborough Bridge & Tunnel Authority Sales Tax Revenue,
Series A1, Rev., 5.00%, 05/15/2049	2,600	2,790
Series A1, Rev., 5.00%, 05/15/2054	2,355	2,518
Series A1, Rev., 5.25%, 05/15/2059	16,710	18,163
Series A1, Rev., 5.25%, 05/15/2064	25,770	27,907
Series A2, Rev., 5.25%, 05/15/2064	24,000	25,812

SEE NOTES TO FINANCIAL STATEMENTS.

194	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Triborough Bridge & Tunnel Authority, Green Bond,
Series E1, Rev., 5.00%, 11/15/2027	1,155	1,218
Series E-2B, Rev., 5.00%, 11/15/2032	575	652
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Rev., 5.00%, 05/15/2047	5,250	5,574
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Rev., 5.00%, 11/15/2026	2,440	2,531
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Green Bonds, Rev., 5.00%, 11/15/2029	1,615	1,772
Triborough Bridge & Tunnel Authority, Senior, Series C, Rev., 5.00%, 05/15/2040	5,000	5,467
Triborough Bridge & Tunnel Authority, Senior Lien,
Rev., 5.00%, 05/15/2050 (z)	7,000	7,180
Series C, Rev., 5.25%, 05/15/2052	10,000	10,755
Series C1-A, Rev., 5.00%, 05/15/2038	2,000	2,199
Triborough Bridge & Tunnel Authority, Senior Lien MTA Bridges & Tunnels,
Rev., 5.00%, 05/15/2035	2,000	2,246
Rev., 5.00%, 05/15/2036	2,000	2,236
Rev., 5.00%, 05/15/2038	4,240	4,698
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Rev., 4.00%, 09/01/2036	750	746
TSASC, Inc., Series B, Rev., 5.00%, 06/01/2048	6,780	6,211
Utility Debt Securitization Authority,
Series 1, Rev., 5.00%, 12/15/2031	3,000	3,296
Series 1, Rev., 5.00%, 12/15/2039	1,000	1,141
Series 1, Rev., 5.00%, 12/15/2040	1,420	1,612
Utility Debt Securitization Authority, Restructuring Bonds,
Rev., 5.00%, 12/15/2033	1,500	1,519
Series TE, Rev., 5.00%, 12/15/2029	1,500	1,585
Westchester County Local Development Corp., Westchester Med. Ctr. Obligated,
Rev., AGM, 5.00%, 11/01/2047	5,610	5,916
Rev., AGM, 5.75%, 11/01/2048	1,400	1,555
Rev., AGM, 5.75%, 11/01/2049	2,000	2,217
Rev., 6.25%, 11/01/2052	420	469
Westchester County Local Development Corp., Westchester Medical Center,
Rev., 5.00%, 11/01/2032	1,500	1,500
Rev., 5.00%, 11/01/2046	2,000	1,922
Western Regional Off-Track Betting Corp., Rev., 3.00%, 12/01/2026 (e)	235	229

		1,437,584

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

North Carolina — 1.0%
Charlotte-Mecklenburg Hospital Authority, Atrium Health, Series B, Rev., 1.95%, 01/15/2048 (z)	2,285	2,066
Charlotte-Mecklenburg Hospital Authority, The Atrium Health, Series D, Rev., 3.63%, 01/15/2048 (z)	2,200	2,205
City of Charlotte Airport Revenue, Rev., 5.00%, 07/01/2040	2,375	2,607
City of Charlotte Airport Revenue, Airport, Series A, Rev., 4.00%, 07/01/2036	1,520	1,551
City of Charlotte Airport Revenue, Charlotte Douglas International, Rev., AMT, 5.00%, 07/01/2026	1,315	1,345
City of Charlotte Airport Special Facilities Revenue, Charlotte Douglas International,
Rev., 5.00%, 07/01/2049	5,000	5,174
Rev., AMT, 5.00%, 07/01/2049	7,335	7,470
City of Charlotte NC Water & Sewer System Revenue, Rev., 5.00%, 07/01/2041	500	561
City of Charlotte, Airport Special Facilities Revenue, Series B, Rev., AMT, 5.00%, 07/01/2027	1,315	1,362
City of Mebane, Combined Utilities Revenue, Rev., 4.00%, 08/01/2044	1,175	1,152
Columbus County Industrial Facilities & Pollution Control Financing Authority,
Rev., 3.45%, 11/01/2033 (z)	2,500	2,465
County of Cumberland, Qualified School Construction Bonds, COP, 1.25%, 12/15/2025	4,000	3,881
County of Macon NC, Rev., 4.00%, 10/01/2043	650	638
Greater Asheville Regional Airport Authority,
Rev., AGM, AMT, 5.25%, 07/01/2040	500	539
Rev., AGM, AMT, 5.25%, 07/01/2041	415	445
Rev., AGM, AMT, 5.25%, 07/01/2048	1,750	1,851
North Carolina Department of Transportation, I-77 Hot Lanes Project, Rev., AMT, 5.00%, 06/30/2054	3,825	3,801
North Carolina Housing Finance Agency,
Rev., GNMA/FNMA/FHLMC, 3.20%, 07/01/2056 (z)	3,760	3,742
Rev., GNMA/FNMA/FHLMC, 4.35%, 01/01/2044	1,080	1,064
Rev., GNMA/FNMA/FHLMC, 4.55%, 07/01/2044	835	833
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	930	1,033
Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	1,855	2,036
Series 37A, Rev., AMT, 3.50%, 07/01/2039	20	20
Series 44, Rev., 2.30%, 01/01/2031	1,030	926

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	195

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
Series 44, Rev., 4.00%, 07/01/2050	245	245
Series 45, Rev., GNMA/FNMA/FHLMC, 1.90%, 01/01/2032	1,525	1,290
North Carolina Housing Finance Agency, Home Ownership, Series 47, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2051	770	753
North Carolina Housing Finance Agency, Sustainable Bond 1998 Trust Agency, Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	2,125	2,307
North Carolina Housing Finance Agency, Sustainable Bonds 1998 Trust,
Rev., GNMA/FNMA/FHLMC, 4.90%, 07/01/2043	5,000	5,106
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	4,915	5,312
North Carolina Medical Care Commission, CaroMont Health, Series A, Rev., 4.00%, 02/01/2036	1,875	1,895
North Carolina Medical Care Commission, Lutheran Services for the Aging, Rev., 4.00%, 03/01/2041	1,050	962
North Carolina Medical Care Commission, Penick Village Project, Series A, Rev., 5.50%, 09/01/2054	460	461
North Carolina Medical Care Commission, Presbyterian Homes Obligations,
Series A, Rev., 4.00%, 10/01/2027	600	599
Series A, Rev., 4.00%, 10/01/2040	1,600	1,512
Series A, Rev., 4.00%, 10/01/2045	2,250	2,024
North Carolina Medical Care Commission, Rex Healthcare, Series A, Rev., 5.00%, 07/01/2031	1,760	1,886
North Carolina Medical Care Commission, The Forest at Duke Project, Rev., 4.00%, 09/01/2041	830	756
North Carolina Medical Care Commission, Vidant Health, Rev., 5.00%, 06/01/2045	1,145	1,148
North Carolina State Education Assistance Authority, Senior Bonds, Series A, Rev., AMT, 5.00%, 06/01/2043	1,050	1,052
North Carolina Turnpike Authority, Senior Lien, Rev., AGM, 5.00%, 01/01/2038	2,375	2,494
North Carolina Turnpike Authority, Triangle Expressway System,
Rev., AGM, 5.00%, 01/01/2053	2,000	2,116
Rev., AGM, 5.00%, 01/01/2058	2,020	2,120
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., AGM, 5.00%, 01/01/2049	1,000	1,031
Raleigh Durham Airport Authority, Series A, Rev., AMT, 5.00%, 05/01/2032	505	518

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

North Carolina — continued
State of North Carolina, Rev., 3.00%, 05/01/2028	3,000	2,983
State of North Carolina, Build Nc Programs, Series B, Rev., 5.00%, 05/01/2027	2,750	2,883
State of North Carolina, Grant Anticipation Revenue, Rev., 5.00%, 03/01/2029	1,000	1,075
The Charlotte-Mecklenburg Hospital Authority, Atrium Health, Rev., VRDO, LOC: Royal Bank of Canada, 3.80%, 01/02/2025 (z)	15,000	15,000
Town of Fuquay-Varina Combined Utilities Revenue, Series A, Rev., 4.00%, 02/01/2049	3,250	3,175
Western Carolina University, Series B, Rev., 5.00%, 04/01/2031	2,120	2,295

		111,765

North Dakota — 0.5%
Cass County Joint Water Resource District, Series A, Rev., CNTY GTD, 3.45%, 04/01/2027	17,250	17,112
City of Grand Forks, Altru Health System,
Rev., 5.00%, 12/01/2031	1,500	1,579
Series A, Rev., AGM, 5.00%, 12/01/2041	1,000	1,055
City of Horace,
Series C, GO, 4.50%, 05/01/2039	1,780	1,775
Series C, GO, 4.75%, 05/01/2044	1,885	1,892
County of Ward, Trinity Obligation Group,
Series C, Rev., 5.00%, 06/01/2043	2,500	2,511
Series C, Rev., 5.00%, 06/01/2048	4,000	4,010
Series C, Rev., 5.00%, 06/01/2053	2,000	2,002
North Dakota Housing Finance Agency,
Rev., 4.65%, 07/01/2044	5,000	5,035
Series B, Rev., 3.00%, 07/01/2051	1,570	1,540
Series C, Rev., 4.00%, 01/01/2050	585	586
North Dakota Housing Finance Agency, Home Mortgage Financing Program, Series A, Rev., 3.00%, 01/01/2052	40	39
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Finance, Series D, Rev., 4.25%, 01/01/2049	1,930	1,936
North Dakota Housing Finance Agency, Social Bonds, Series B, Rev., 3.00%, 07/01/2052	915	884
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Finance Program, Rev., 5.75%, 01/01/2054	500	530
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Financing, Rev., 5.75%, 07/01/2053	1,275	1,344
North Dakota Housing Finance Agency, Sustainable Bonds Home Mortgage, Rev., 6.25%, 01/01/2054	3,750	4,057

SEE NOTES TO FINANCIAL STATEMENTS.

196	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Dakota — continued
North Dakota Public Finance Authority, Rev., 5.00%, 10/01/2038	4,840	5,476
University of North Dakota, Series A, COP, AGM, 4.00%, 06/01/2046	1,480	1,423
West Fargo Public School District No. 6, Series C, GO, 4.00%, 08/01/2026	300	305

		55,091

Ohio — 2.0%
Akron Bath Copley Joint Township Hospital District,
Rev., 5.00%, 11/15/2030	700	745
Rev., 5.25%, 11/15/2046	6,275	6,326
Akron Bath Copley Joint Township Hospital District, Children’s Hospital Medical, Rev., 4.00%, 11/15/2042	1,265	1,219
Akron Bath Copley Joint Township Hospital District, Summa Health Obligations,
Rev., 4.00%, 11/15/2034	500	490
Rev., 4.00%, 11/15/2035	1,000	976
Rev., 4.00%, 11/15/2038	750	710
American Municipal Power, Inc., Fremont Energy Center Project,
Rev., 4.00%, 02/15/2036	1,750	1,776
Rev., 5.00%, 02/15/2026	600	612
American Municipal Power, Inc., Prairie State Energy Campus, Rev., 5.00%, 02/15/2026	2,500	2,549
Buckeye Tobacco Settlement Financing Authority, Series B2, Rev., 5.00%, 06/01/2055	12,165	10,781
Buckeye Tobacco Settlement Financing Authority, Senior, Series A2, Rev., 4.00%, 06/01/2048	2,210	1,925
City of Chillicothe, Adena Health System, Rev., 5.00%, 12/01/2047	9,535	9,588
City of Cincinnati, Mercer Commons Phase 2 Project, Rev., 5.00%, 11/01/2035	1,085	1,099
Columbus Metropolitan Housing Authority, Rev., 4.00%, 06/01/2034	2,000	1,969
Columbus-Franklin County Finance Authority,
Rev., 5.00%, 12/01/2029 (e)	890	927
Rev., 5.00%, 12/01/2038 (e)	1,345	1,375
Columbus-Franklin County Finance Authority, Bridge Park D Block Project, Series A, Rev., 5.00%, 12/01/2051	1,750	1,752
Columbus-Franklin County Finance Authority, Dering Family Homes Project, Rev., HUD, 5.00%, 07/01/2045 (z)	2,200	2,257
County of Allen OH Hospital Facilities Revenue, Rev., 4.00%, 12/01/2040	1,415	1,365
County of Allen, Hospital Facilities Revenue, Series A, Rev., 5.00%, 08/01/2027	50	52

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
County of Butler, UC Health, Rev., 5.00%, 11/15/2030	1,300	1,318
County of Franklin, Nationwide Children’s Hospital,
Rev., 4.00%, 11/01/2040	2,000	1,952
Rev., 5.00%, 11/01/2031	1,000	1,109
County of Hamilton OH Sewer System Revenue, Rev., 5.00%, 12/01/2049	2,915	3,141
County of Hamilton, Trihealth, Inc. Obligated Group, Rev., 5.00%, 08/15/2040	1,510	1,575
County of Lucas, ProMedica Healthcare Obligated Group, Rev., 5.25%, 11/15/2048	2,500	2,523
County of Miami, Improvement, Kettering Health Network, Rev., 5.00%, 08/01/2049	2,000	2,032
County of Montgomery, Dayton Children’s Hospital,
Rev., 5.00%, 08/01/2027	725	756
Rev., 5.00%, 08/01/2029	145	155
Rev., 5.00%, 08/01/2033	230	251
County of Montgomery, Kettering Health Network Obligations, Rev., 4.00%, 08/01/2041	1,200	1,172
County of Van Wert, Van Wert Health Obligated, Rev., 6.13%, 12/01/2049 (p)	1,900	2,107
County of Warren, Otterbein Homes Obligated Group,
Rev., 5.00%, 07/01/2031	845	916
Rev., 5.00%, 07/01/2032	800	871
Rev., 5.00%, 07/01/2042	1,380	1,451
Franklin County Convention Facilities Authority, Greater Columbus Convention Center, Rev., 5.00%, 12/01/2044	1,000	977
Jefferson County Port Authority, JSW Steel USA Ohio, Rev., AMT, 5.00%, 12/01/2053 (e) (z)	5,835	5,905
Lancaster Port Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 08/01/2049 (z)	5,000	5,007
Miami University,
Series A, Rev., 5.00%, 09/01/2028	515	550
Series A, Rev., 5.00%, 09/01/2030	1,005	1,107
Series A, Rev., 5.00%, 09/01/2037	925	1,041
Northeast Ohio Medical University, Rev., BAM, 5.00%, 12/01/2043	1,475	1,531
Ohio Air Quality Development Authority,
Rev., AMT, 3.70%, 04/01/2028	3,345	3,310
Rev., AMT, 3.70%, 10/01/2028	3,345	3,303
Ohio Air Quality Development Authority, American Electric Power Co. Project, Rev., AMT, 2.50%, 08/01/2040 (z)	2,500	2,311

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	197

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Ohio Air Quality Development Authority, AMG Vanadium Project, Rev., AMT, 5.00%, 07/01/2049 (e)	9,000	8,378
Ohio Air Quality Development Authority, Dayton Power & Light, Rev., AMT, 4.25%, 11/01/2040 (z)	7,000	7,065
Ohio Air Quality Development Authority, Duke Energy, Rev., AMT, 4.25%, 11/01/2039 (z)	7,205	7,266
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Rev., AMT, 2.50%, 11/01/2042 (z)	1,000	924
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Rev., 1.50%, 02/01/2026 (z)	120	116
Ohio Higher Educational Facility Commission, Rev., 4.00%, 10/01/2050	1,500	1,277
Ohio Higher Educational Facility Commission, Case Western Reserve, Rev., (SIFMA Municipal Swap Index + 0.23%), 3.83%, 12/01/2042 (aa)	155	153
Ohio Higher Educational Facility Commission, Case Western Reserve University, Rev., 5.00%, 12/01/2040	1,065	1,094
Ohio Higher Educational Facility Commission, Hospital Cleveland Clinic, Series B4, Rev., VRDO, 3.80%, 01/02/2025 (z)	25,400	25,400
Ohio Higher Educational Facility Commission, Senior University Circle, Inc., Rev., 5.00%, 01/15/2050	1,000	1,020
Ohio Higher Educational Facility Commission, University of Dayton, Rev., 5.00%, 02/01/2034	1,125	1,209
Ohio Housing Finance Agency,
Rev., GNMA/FNMA/FHLMC, 6.25%, 03/01/2055	1,250	1,368
Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 09/01/2048	780	785
Ohio Housing Finance Agency, Mortgage Backed Securities Program, Rev., GNMA/FNMA/FHLMC, 3.25%, 09/01/2052	5,510	5,413
Ohio Housing Finance Agency, Robert Cassidy Manor Apartments, Rev., FHA HUD, 5.00%, 04/01/2026 (z)	3,060	3,070
Ohio Housing Finance Agency, Thornwood Commons, Rev., FHA HUD, 5.00%, 12/01/2026 (z)	2,000	2,027
Ohio State University (The), Sustainable Bonds Multiyear Debt, Rev., 4.00%, 12/01/2041	2,060	2,078
Ohio Turnpike & Infrastructure Commission, Infrastructure Projects, Series A, Rev., 4.00%, 02/15/2038	1,500	1,509

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
Ohio Turnpike & Infrastructure Commission, Junior Lien Infrastructure,
Rev., 5.00%, 02/15/2028	500	531
Rev., 5.00%, 02/15/2033	365	413
Ohio Water Development Authority, Series A, Rev., 5.00%, 06/01/2029	500	541
Ohio Water Development Authority Water Pollution Control Loan Fund,
Series A, Rev., 5.00%, 12/01/2030	3,000	3,336
Series B, Rev., 3.00%, 12/01/2034	125	116
Ohio Water Development Authority Water Pollution Control Loan Fund, Sustainable Bonds Water Pollution, Rev., 5.00%, 12/01/2033	4,420	5,057
Ohio Water Development Authority, Sustainability Bond, Series A, Rev., 5.00%, 06/01/2031	300	336
Ohio Water Development Authority, Water Pollution Control Loan Fund, Sustainable Bond, Series D, Rev., 5.00%, 12/01/2038	1,400	1,592
Port of Greater Cincinnati Development Authority,
Rev., AGM, 4.25%, 12/01/2048	4,865	4,797
Rev., 5.00%, 12/01/2053	5,985	6,244
State of Ohio,
Rev., 5.25%, 08/15/2048	3,000	3,258
Series A2, Rev., 4.00%, 04/01/2033	3,000	3,006
Series A, GO, 5.00%, 03/01/2034	1,000	1,133
Series X, GO, 5.00%, 05/01/2035	300	334
State of Ohio, Cleveland Clinic Health System,
Rev., 5.00%, 01/01/2033	2,410	2,683
Rev., 5.00%, 01/01/2034	2,425	2,693
Rev., 5.00%, 01/01/2039	570	620
Series A, Rev., 5.00%, 01/01/2027	940	976
State of Ohio, Common Schools, Series C, GO, 5.00%, 03/15/2030	125	137
State of Ohio, Garvee,
Series 1A, Rev., 5.00%, 12/15/2025	800	815
Series 1A, Rev., 5.00%, 12/15/2028	1,000	1,076
Series 2022-1, Rev., 5.00%, 12/15/2028	1,000	1,076
Series 2022-1, Rev., 5.00%, 12/15/2031	1,000	1,103
State of Ohio, Higher Education,
Series A, GO, 5.00%, 05/01/2032	10,000	10,401
Series C, GO, 5.00%, 08/01/2028 (p)	350	375
State of Ohio, Infrastructure Improvement,
GO, 4.00%, 09/01/2025	1,075	1,083
GO, 4.00%, 09/01/2027	1,690	1,737
GO, 5.00%, 03/01/2034	1,000	1,118

SEE NOTES TO FINANCIAL STATEMENTS.

198	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Premier Health Partners,
Rev., 4.00%, 11/15/2039	1,320	1,245
Rev., 4.00%, 11/15/2041	1,450	1,342
Rev., 5.00%, 11/15/2028	680	705
State of Ohio, University Hospital Health, Rev., VRDO, 3.95%, 01/02/2025 (z)	1,500	1,500
State of Ohio, University Hospitals Health, Rev., 4.00%, 01/15/2037	1,000	989
State of Ohio, University Hospitals Health System, Series A, Rev., 5.00%, 01/15/2041	1,000	1,009
Summit County Development Finance Authority, University of Akron Parking Project, Rev., 5.63%, 12/01/2048	4,645	4,947

		233,340

Oklahoma — 0.6%
Creek County Educational Facilities Authority, Sapulpa Public Schools Project, Rev., BAM, 4.13%, 09/01/2048	4,250	4,174
Grand River Dam Authority, Rev., 5.00%, 06/01/2037	1,850	2,060
Oklahoma City Economic Development Trust, Increment District #8 Project,
Rev., 4.00%, 03/01/2032	1,640	1,705
Rev., 4.00%, 03/01/2033	5,000	5,203
Rev., 4.00%, 03/01/2034	4,440	4,603
Oklahoma City Water Utilities Trust, Rev., 5.25%, 07/01/2059	10,000	10,987
Oklahoma Development Finance Authority, Integris, Series A, Rev., 4.00%, 08/15/2038	2,000	1,935
Oklahoma Development Finance Authority, Integris Obligated Group, Rev., VRDO, 4.00%, 01/07/2025 (z)	1,810	1,810
Oklahoma Development Finance Authority, OU Health Project, Series A, Rev., 5.50%, 08/15/2037 (e)	1,110	1,155
Oklahoma Development Finance Authority, OU Medicine Project, Series B, Rev., 5.50%, 08/15/2057	8,000	8,125
Oklahoma Housing Finance Agency, Rev., GNMA/FNMA/FHLMC, 6.25%, 09/01/2055	775	860
Oklahoma Housing Finance Agency, Home Ownership Loan Program, Rev., GNMA/FNMA/FHLMC, 6.50%, 09/01/2054	2,670	2,969
Oklahoma Turnpike Authority,
Series A, Rev., 3.75%, 01/01/2033	1,000	996
Series A, Rev., 5.00%, 01/01/2037	1,665	1,692
Oklahoma Water Resources Board,
Rev., 4.25%, 10/01/2050	4,200	4,214
Series B, Rev., 5.00%, 10/01/2026	1,255	1,300

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Oklahoma — continued
Oklahoma Water Resources Board, Drinking Water Program 2019 Master, Rev., 4.00%, 04/01/2048	13,950	13,514
Osage County Industrial Authority, Rev., 5.75%, 09/01/2053	1,000	1,006
Tulsa County Independent School District No. 1 Tulsa, Series B, GO, 2.00%, 09/01/2026	1,500	1,455
University of Oklahoma, Series A, Rev., BAM, 5.00%, 07/01/2042	1,740	1,895

		71,658

Oregon — 1.0%
Astoria Hospital Facilities Authority, Rev., 5.25%, 08/01/2054	1,340	1,407
City of Portland Sewer System Revenue, Second Lien, Series A, Rev., 5.00%, 12/01/2031	2,670	2,998
City of Portland Water System Revenue, Second Lien, Series A, Rev., 4.00%, 05/01/2039	500	504
Jackson County School District No. 5 Ashland, GO, SCH BD GTY, 5.00%, 06/15/2030	1,000	1,079
Medford Hospital Facilities Authority, Asante Project, Series A, Rev., AGM, 4.00%, 08/15/2045	9,740	9,302
Multnomah County School District No. 1 Portland, GO, SCH BD GTY, 5.00%, 06/15/2028	1,850	1,975
Oregon Health & Science University, Series B1, Rev., 5.00%, 07/01/2046 (z)	1,500	1,598
Oregon State Facilities Authority, Samaritan Health Services, Rev., 5.00%, 10/01/2040	1,750	1,799
Oregon State Facilities Authority, Samaritan Health Services Project, Rev., 5.00%, 10/01/2031	1,740	1,766
Port of Portland Airport Revenue,
Series 24B, Rev., AMT, 5.00%, 07/01/2037	1,000	1,014
Series 27A, Rev., AMT, 5.00%, 07/01/2028	1,595	1,665
Series 27A, Rev., AMT, 5.00%, 07/01/2034	1,455	1,528
Series 27A, Rev., AMT, 5.00%, 07/01/2036	1,000	1,042
Port of Portland Airport Revenue, Green Bonds, Rev., AMT, 5.00%, 07/01/2036	500	537
Port of Portland Airport Revenue, Portland International Air, Rev., AMT, 5.00%, 07/01/2035	1,270	1,317
Port of Portland Airport Revenue, Portland International Airport,

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	199

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oregon — continued
Rev., AMT, 5.00%, 07/01/2026	1,145	1,169
Rev., AMT, 5.00%, 07/01/2031	2,230	2,341
Series 25B, Rev., AMT, 5.00%, 07/01/2039	1,020	1,050
Port of Portland OR Airport Revenue,
Rev., AMT, 5.00%, 07/01/2047	5,000	5,038
Rev., AMT, 5.25%, 07/01/2040	2,000	2,175
Rev., AMT, 5.25%, 07/01/2041	1,895	2,051
Rev., AMT, 5.25%, 07/01/2049	23,500	24,993
Rev., AMT, 5.25%, 07/01/2054	21,250	22,486
Salem Hospital Facility Authority, Capital Manor Project,
Rev., 4.00%, 05/15/2032	185	179
Rev., 4.00%, 05/15/2040	750	678
Salem Hospital Facility Authority, Salem Health Projects, Series A, Rev., 5.00%, 05/15/2046	3,000	3,027
State of Oregon Department of Transportation, Subordinate, Series A, Rev., 5.00%, 11/15/2036	9,095	9,743
State of Oregon Housing & Community Services Department, Series C, Rev., 3.00%, 01/01/2052	3,130	3,069
State of Oregon Housing & Community Services Department, Single Family Mortgage Program, Series A, Rev., 3.00%, 07/01/2052	615	601
State of Oregon, Article XI Q, Series F, GO, 5.00%, 05/01/2030	100	102
State of Oregon, Article XI Q State Project,
GO, 5.00%, 05/01/2025	500	503
GO, 5.00%, 05/01/2030	405	446
State of Oregon, Article XI-Q State Project, Series A, GO, 5.00%, 05/01/2027	1,220	1,279
State of Oregon, Veterans Welfare Bonds, GO, 5.50%, 12/01/2053	250	266
State of Oregon, Veterans Welfare Bonds Series, GO, 3.00%, 12/01/2051	1,105	1,067
University of Oregon, Series A, Rev., 5.00%, 04/01/2048	1,000	1,026
Yamhill Clackamas & Washington Counties School District No. 29J Newberg, Series B, GO, SCH BD GTY, 4.00%, 06/15/2039	3,620	3,664

		116,484

Other Territory — 0.2%
BlackRock Municipal 2030 Target Term Trust, Variable Rate Demand Preferred, Series W7, AMT, LIQ: Barclays Bank plc, 3.77%, 12/31/2030 (e) (z)	5,000	5,000
FHLMC Multifamily ML Certificates, Rev., 0.00%, 11/25/2038	11,977	11,083
Rev., 3.16%, 12/25/2038	3,997	3,414

		19,497

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — 4.3%
Adams County General Authority, The Brethren Home Community Project, Rev., 5.00%, 06/01/2039	1,750	1,858
Allegheny County Airport Authority, Series A, Rev., AGM, AMT, 4.00%, 01/01/2046	11,800	11,036
Series A, Rev., AGM-CR, AMT, 4.00%, 01/01/2056	8,920	8,149
Series B, Rev., AGM, 4.00%, 01/01/2039	2,635	2,621
Allegheny County Hospital Development Authority, Health Network Obligations,
Rev., 5.00%, 04/01/2033	1,000	1,036
Series A, Rev., 5.00%, 04/01/2047	1,560	1,573
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
Rev., 4.00%, 07/15/2037	1,000	995
Rev., 4.00%, 07/15/2038	3,185	3,140
Rev., 5.00%, 07/15/2030	1,000	1,069
Allegheny County Sanitary Authority, Rev., 5.75%, 06/01/2047	2,250	2,534
Allegheny County, Hospital Development Authority, Pittsburg University Medical Center,
Series A, Rev., 4.00%, 07/15/2036	4,795	4,803
Series A, Rev., 5.00%, 07/15/2027	765	800
Allegheny County, Sanitary Authority,
Series B, Rev., 4.00%, 06/01/2035	400	410
Series B, Rev., 4.00%, 06/01/2036	675	690
Series B, Rev., 5.00%, 06/01/2030	500	547
Allentown Commercial and Industrial Development Authority, Executive Education Academy, Rev., 5.00%, 07/01/2040 (e)	2,000	2,016
Allentown Neighborhood Improvement Zone Development Authority, Rev., 5.25%, 05/01/2032 (e)	500	517
Allentown Neighborhood Improvement Zone Development Authority, Forward Delivery, Rev., 5.00%, 05/01/2042	1,000	1,039
Allentown Neighborhood Improvement Zone Development Authority, Neuweiler Lofts Project, Rev., 6.25%, 05/01/2042 (e)	2,010	2,022
Allentown Neighborhood Improvement Zone Development Authority, Senior Tax Revenue, Rev., 6.00%, 05/01/2042 (e)	180	189
Altoona Area School District, GO, BAM, 5.00%, 12/01/2048 (p)	1,000	1,018
Bentworth School District, Series A, GO, BAM, 4.00%, 03/15/2025	1,380	1,382
Berks County Municipal Authority (The),
Rev., 0.00%, 06/30/2044	1,647	1,109
Rev., 5.00%, 06/30/2039	3,054	2,944

SEE NOTES TO FINANCIAL STATEMENTS.

200	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Rev., 6.00%, 06/30/2034	243	260
Rev., 7.00%, 06/30/2039	700	631
Rev., 8.00%, 06/30/2034	510	517
Bethlehem Area School District Authority, Bethlehem Area School District, Rev., (United States SOFR * 0.67 + 0.35%), 3.34%, 01/01/2032 (aa)	240	239
Capital Region Water, Water Revenue, Rev., 5.00%, 07/15/2032	1,000	1,058
Central Bradford Progress Authority, Guthrie Clinic, Rev., VRDO, 4.22%, 01/07/2025 (z)	400	400
Chartiers Valley School District, Series B, GO, 5.00%, 10/15/2040 (p)	1,000	1,005
Chester County Industrial Development Authority, Avon Grove Charter School, Rev., 5.00%, 03/01/2027	185	188
Chester County School Authority, Chester County Intermediate Unit,
Rev., BAM, 5.00%, 04/01/2037	1,000	1,075
Rev., BAM, 5.00%, 04/01/2039	1,000	1,061
Rev., BAM, 5.00%, 04/01/2040	1,550	1,640
Rev., BAM, 5.00%, 04/01/2043	1,000	1,051
City of Lancaster, GO, BAM, 5.00%, 11/01/2047	6,665	6,950
City of Philadelphia, GO, AGM, 5.00%, 08/01/2031	1,795	1,877
Series A, GO, 5.00%, 08/01/2030	4,000	4,033
City of Philadelphia Airport Revenue,
Series A, Rev., 5.00%, 07/01/2047	5,000	5,089
Series B, Rev., AMT, 5.00%, 07/01/2035	2,235	2,275
Series C, Rev., AMT, 4.00%, 07/01/2050	1,500	1,387
Series C, Rev., AMT, 5.00%, 07/01/2028	10,000	10,463
City of Philadelphia Airport Revenue, Private Activity, Rev., AGM, AMT, 4.00%, 07/01/2041	1,100	1,063
City of Philadelphia PA Airport Revenue, Rev., AMT, 5.00%, 07/01/2042	4,440	4,493
City of Philadelphia Water & Wastewater Revenue,
Series A, Rev., 5.00%, 11/01/2040	2,790	2,986
Series A, Rev., 5.00%, 11/01/2045	7,000	7,370
Series C, Rev., 5.00%, 06/01/2042	1,000	1,083
Commonwealth Financing Authority, Tobacco Master Settlement Payment,
Rev., AGM, 4.00%, 06/01/2039	6,340	6,308
Rev., 5.00%, 06/01/2025	1,820	1,832
Commonwealth of Pennsylvania,
Series 1, GO, 4.00%, 03/15/2034	5,000	5,003
Series 1, GO, 4.00%, 03/01/2035	3,650	3,672
Commonwealth of Pennsylvania, Bidding Group C First Series, Series 1, GO, 4.00%, 09/01/2040	5,000	5,000

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
County of Allegheny, Series C75, GO, 5.00%, 11/01/2028	2,305	2,382
County of Lehigh, St. Luke’s Hospital Project, Rev., (SIFMA Municipal Swap Index + 1.10%), 4.70%, 08/15/2038 (aa)	355	352
Cumberland County Municipal Authority, Rev., 5.00%, 05/01/2030	1,000	1,019
Cumberland County Municipal Authority, Unrefunded Diakon Lutheran, Rev., 5.00%, 01/01/2038	3,000	3,001
Delaware River Port Authority,
Rev., 5.00%, 01/01/2037	3,000	3,007
Rev., 5.00%, 01/01/2040	10,000	10,010
Delaware Valley Regional Finance Authority,
Series A, Rev., AMBAC, 5.50%, 08/01/2028	3,595	3,869
Series C, Rev., (CME Term SOFR 3 Month * 0.67 + 0.75%), 3.95%, 06/01/2037 (aa)	250	235
DuBois Hospital Authority, Penn Highlands Healthcare Bay, Rev., BAM, 4.00%, 07/15/2043	6,450	6,103
Geisinger Authority,
Rev., 4.00%, 02/15/2039	1,750	1,712
Rev., 4.00%, 02/15/2047	2,500	2,399
Geisinger Authority, Geisinger Health System Obligation Group, Rev., 4.00%, 04/01/2039	7,000	6,943
Geisinger Authority, Geisinger Health System Se, Rev., 5.00%, 02/15/2045	5,560	5,627
Lancaster County Hospital Authority, Auth Masonic Villages Project, Rev., 5.13%, 11/01/2038	1,675	1,778
Lancaster County Hospital Authority, Penn State Health, Rev., 5.00%, 11/01/2037	600	633
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Rev., 4.00%, 07/01/2056	765	640
Lancaster Municipal Authority, Rev., 5.00%, 05/01/2049	900	922
Lehigh County Industrial Development Authority, PPL Electric Utilities Project, Series A, Rev., 3.00%, 09/01/2029	3,455	3,436
Monroe County Hospital Authority/PA, Rev., 5.10%, 06/15/2039 (e)	4,890	4,802
Monroeville Finance Authority,
Series B, Rev., 5.00%, 02/15/2029	1,425	1,528
Series B, Rev., 5.00%, 02/15/2038	1,200	1,298
Series B, Rev., 5.00%, 02/15/2039	2,000	2,150
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Rev., 4.00%, 05/01/2038	250	246

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	201

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Rev., 4.00%, 09/01/2044	1,610	1,511
Montgomery County Industrial Development Authority, Constellation Energy, Rev., 4.10%, 04/01/2053 (z)	8,435	8,586
Montgomery County Industrial Development Authority, Retirement Life Communities,
Rev., 5.00%, 11/15/2033	1,500	1,530
Series C, Rev., 5.00%, 11/15/2045	2,585	2,650
New Castle Sanitation Authority, Series A, Rev., AGM, 3.00%, 06/01/2029	500	492
Norristown Area School District, GO, 5.00%, 09/01/2026	1,500	1,543
Northampton County General Purpose Authority, Rev., 5.00%, 08/15/2048	1,125	1,139
Northampton County General Purpose Authority, St. Luke’s University Health Network,
Rev., 5.00%, 08/15/2046	5,030	5,065
Rev., AGM, 5.00%, 08/15/2049	4,000	4,249
Pennsylvania Economic Development Financing Authority,
Rev., 4.00%, 05/15/2048	2,055	1,955
Rev., 5.00%, 05/15/2031	2,385	2,624
Rev., 5.25%, 12/01/2038 (z)	1,500	1,517
Pennsylvania Economic Development Financing Authority Parking System Revenue, Senior Insured Capitol,
Rev., AGM, 4.00%, 01/01/2041	1,000	980
Rev., AGM, 4.00%, 01/01/2042	1,035	1,003
Rev., AGM, 4.13%, 01/01/2043	1,070	1,044
Rev., AGM, 5.00%, 01/01/2034	2,000	2,152
Pennsylvania Economic Development Financing Authority, Covanta Project Sustainable, Rev., AMT, 3.25%, 08/01/2039 (e)	2,515	2,046
Pennsylvania Economic Development Financing Authority, Pennsylvania Bridges Finco LP P3 Project,
Rev., AMT, 5.00%, 12/31/2030	3,460	3,512
Rev., AMT, 5.00%, 12/31/2034	2,000	2,025
Rev., AMT, 5.00%, 06/30/2042	1,250	1,258
Pennsylvania Economic Development Financing Authority, Philadelphia Biosolids Facility,
Rev., 4.00%, 01/01/2028	1,590	1,597
Rev., 4.00%, 01/01/2029	450	451
Rev., 4.00%, 01/01/2031	800	802
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges,
Rev., AGM, AMT, 5.00%, 12/31/2057	6,730	6,872

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Rev., AMT, 5.25%, 06/30/2035	1,500	1,614
Rev., AGM, AMT, 5.50%, 06/30/2042	5,640	6,043
Rev., AMT, 5.75%, 06/30/2048	3,750	4,023
Rev., AGM, AMT, 5.75%, 12/31/2062	2,500	2,702
Rev., AMT, 6.00%, 06/30/2061	1,150	1,253
Pennsylvania Economic Development Financing Authority, The PennDOT Major Bridges, Rev., AMT, 5.25%, 06/30/2053	2,000	2,052
Pennsylvania Economic Development Financing Authority, UPMC,
Series A1, Rev., 4.00%, 04/15/2045	5,440	5,099
Series A, Rev., 4.00%, 02/15/2042	1,330	1,284
Series A, Rev., 5.00%, 02/01/2030	4,960	4,963
Pennsylvania Economic Development Financing Authority, Villanova University Project, Rev., 5.00%, 08/01/2049	2,525	2,705
Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., 0.95%, 12/01/2033 (z)	2,000	1,897
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Rev., AMT, 1.10%, 06/01/2031 (z)	2,000	1,893
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project,
Rev., AMT, 4.25%, 08/01/2038 (z)	8,000	7,999
Rev., AMT, 4.25%, 08/01/2045 (z)	14,500	14,502
Rev., AMT, 4.60%, 10/01/2046 (z)	10,000	10,065
Pennsylvania Higher Education Assistance Agency, Series A, Rev., AMT, 5.00%, 06/01/2026	95	96
Pennsylvania Higher Education Assistance Agency, Senior,
Rev., AMT, 4.13%, 06/01/2045	475	460
Series A, Rev., AMT, 5.00%, 06/01/2028	3,775	3,885
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University,
Rev., 5.25%, 09/01/2050	1,345	1,349
Rev., AGM-CR, 5.25%, 09/01/2050	7,000	7,020
Pennsylvania Higher Educational Facilities Authority, Trustees University, Series A, Rev., 4.00%, 02/15/2043	1,000	1,001
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System,
Rev., 5.00%, 08/15/2042	1,250	1,282
Rev., 5.00%, 08/15/2049	3,000	3,097
Pennsylvania Higher Educational Facilities Authority, University Pennsylvania Health System, Series A, Rev., 4.00%, 08/15/2035	1,170	1,178
Pennsylvania Housing Finance Agency,
Rev., 4.50%, 10/01/2044	5,000	4,969

SEE NOTES TO FINANCIAL STATEMENTS.

202	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Rev., 4.60%, 10/01/2044	7,500	7,517
Rev., 6.00%, 10/01/2054	3,275	3,544
Rev., 6.25%, 10/01/2054	2,955	3,238
Series 133, Rev., 3.00%, 10/01/2050	2,410	2,362
Pennsylvania Housing Finance Agency, Social Bond,
Series A, Rev., 4.85%, 10/01/2043	4,000	4,076
Series A, Rev., 5.50%, 10/01/2053	1,440	1,513
Pennsylvania Housing Finance Agency, Social Bonds, Series 141A, Rev., 5.75%, 10/01/2053	2,840	3,000
Pennsylvania Housing Finance Agency, Sustainable Bond,
Series 144A, Rev., 4.45%, 10/01/2044	2,000	1,982
Series 144A, Rev., 6.00%, 10/01/2054	2,535	2,734
Pennsylvania Housing Finance Agency, Sustainable Bonds, Series 2022, Rev., 4.25%, 10/01/2052	1,905	1,922
Pennsylvania Turnpike Commission,
Series A1, Rev., 5.00%, 12/01/2027	1,000	1,056
Series A1, Rev., 5.00%, 12/01/2034	1,000	1,038
Series A1, Rev., 5.00%, 12/01/2045	7,685	7,707
Series A1, Rev., 5.00%, 12/01/2046	1,000	1,014
Series A, Rev., 4.00%, 12/01/2041	1,250	1,236
Series A, Rev., 5.25%, 12/01/2044	2,500	2,624
Series B1, Rev., 5.25%, 06/01/2047	2,465	2,530
Series B, Rev., 4.00%, 12/01/2039	3,000	3,021
Series B, Rev., 5.00%, 12/01/2026	400	415
Series B, Rev., 5.00%, 12/01/2027	500	528
Series B, Rev., 5.00%, 12/01/2039	1,305	1,437
Series B, Rev., 5.25%, 12/01/2047	3,000	3,261
Series C, Rev., 4.00%, 12/01/2040	1,400	1,404
Series C, Rev., 4.00%, 12/01/2042	1,555	1,548
Series C, Rev., 5.00%, 12/01/2027	345	364
Series C, Rev., 5.00%, 12/01/2041	1,560	1,686
Series C, Rev., 5.00%, 12/01/2046	1,350	1,436
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Subordinate, Series B, Rev., 5.00%, 12/01/2038	1,500	1,581
Pennsylvania Turnpike Commission, Motor License, Rev., 5.00%, 12/01/2040	1,000	1,029
Pennsylvania Turnpike Commission, Subordinate, Rev., 5.00%, 12/01/2030	1,750	1,839
Pennsylvania Turnpike Commission, Subordinated,
Rev., 5.00%, 06/01/2026	2,000	2,032
Series B2, Rev., 5.00%, 06/01/2027	2,480	2,592
Philadelphia Authority for Industrial Development,
Rev., 5.00%, 05/01/2033	1,250	1,309
Rev., 5.00%, 06/15/2039 (e)	740	755
Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia, Rev., 4.00%, 07/01/2037	2,000	1,996

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Philadelphia Authority for Industrial Development, String Theory Charter School, Rev., 5.00%, 06/15/2040 (e)	900	905
Philadelphia Authority for Industrial Development, Thomas Jefferson University,
Series A, Rev., 5.00%, 09/01/2032	1,110	1,138
Series A, Rev., 5.00%, 09/01/2035	1,105	1,129
Series A, Rev., 5.00%, 09/01/2047	1,000	1,008
Philadelphia Gas Works Co., Series A, Rev., AGM, 4.00%, 08/01/2045	5,000	4,844
Phoenixville Area School District, GO, 4.00%, 11/15/2040	695	701
Pittsburgh School District, GO, BAM, 4.00%, 09/01/2042	2,240	2,171
Pittsburgh Water & Sewer Authority,
Series B, Rev., AGM, 4.00%, 09/01/2036	500	512
Series B, Rev., AGM, 4.00%, 09/01/2038	500	508
Series B, Rev., AGM, 4.00%, 09/01/2045	2,250	2,209
Pittsburgh Water & Sewer Authority, First Lien, Series A, Rev., AGM, 5.00%, 09/01/2048	1,000	1,069
Ridley School District, GO, BAM, 5.25%, 11/15/2039	4,545	4,851
School District of Philadelphia, Series A, GO, BAM, 4.00%, 09/01/2039	7,500	7,512
School District of Philadelphia (The),
GO, 4.00%, 09/01/2046	2,000	1,896
GO, BAM, 4.00%, 09/01/2046	6,610	6,395
Series A, GO, 5.00%, 09/01/2027	610	636
Series A, GO, 5.00%, 09/01/2031	245	267
Series A, GO, 5.00%, 09/01/2035	3,000	3,145
Series F, GO, 5.00%, 09/01/2035	5,000	5,083
Series F, GO, 5.00%, 09/01/2037	2,000	2,028
School District of Philadelphia (The), Green Bond,
Series B, GO, 5.00%, 09/01/2027	895	934
Series B, GO, 5.00%, 09/01/2028	485	513
Series B, GO, 5.00%, 09/01/2029	450	481
Scranton School District, Series E, GO, BAM, 4.00%, 12/01/2037	1,025	1,004
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program,
Rev., 5.25%, 06/01/2041	3,000	3,305
Rev., 5.25%, 06/01/2042	1,500	1,648
Rev., 5.25%, 06/01/2047	7,750	8,369
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Rev., AGM, 5.00%, 02/01/2027	2,250	2,330
Rev., AGM, 5.00%, 02/01/2028	2,590	2,721

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	203

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
State Public School Building Authority, Northampton County Area Community,
Rev., BAM, 4.00%, 03/01/2029	1,000	1,020
Rev., BAM, 4.00%, 03/01/2030	640	651
Rev., BAM, 4.00%, 03/01/2031	500	509
Rev., BAM, 5.00%, 03/01/2027	715	739
Rev., BAM, 5.00%, 03/01/2028	755	792
State Public School Building Authority, Philadelphia School District, Rev., AGM, 5.00%, 06/01/2030	3,480	3,580
Westmoreland County Industrial Development Authority, Excela Health Project,
Series A, Rev., 4.00%, 07/01/2025	575	575
Series A, Rev., 5.00%, 07/01/2028	1,400	1,443

		502,579

Puerto Rico — 0.6%
Commonwealth of Puerto Rico, Note Claims, 0.00%, 11/01/2051 (z)	5,865	3,130
Commonwealth of Puerto Rico, Restructured,
Series A1, GO, 4.00%, 07/01/2033	481	474
Series A1, GO, 5.38%, 07/01/2025	954	959
Series A1, GO, 5.63%, 07/01/2027	5,045	5,229
Series A1, GO, 5.63%, 07/01/2029	2,000	2,130
Series A1, GO, 5.75%, 07/01/2031	2,008	2,196
Series A, GO, Zero Coupon, 07/01/2033	7,410	5,013
Commonwealth of Puerto Rico, Subordinate, Note Claims, Series CW, 0.00%, 11/01/2043 (z)	17,010	10,418
Commonwealth of Puerto Rico, Subordinated, Note Claims, Series CL, 0.00%, 11/01/2051 (z)	4,507	2,795
Puerto Rico Electric Power Authority,
Series AAA, Rev., 5.25%, 07/01/2023 (d)	100	46
Series CCC, Rev., 4.63%, 07/01/2025	100	45
Series DDD, Rev., 5.00%, 07/01/2020 (d)	570	259
Series NN, Rev., NATL, 4.75%, 07/01/2033	30	29
Series TT, Rev., 5.00%, 07/01/2020 (d)	285	130
Series TT, Rev., 5.00%, 07/01/2021 (d)	100	46
Series TT, Rev., 5.00%, 07/01/2037 (d)	1,200	546
Series XX, Rev., 4.63%, 07/01/2025	100	45
Series XX, Rev., 4.75%, 07/01/2026 (d)	295	134
Series ZZ, Rev., 4.25%, 07/01/2020 (d)	470	214
Series ZZ, Rev., 5.25%, 07/01/2019 (d)	580	264
Series ZZ, Rev., 5.25%, 07/01/2023 (d)	500	228
Puerto Rico Electric Power Authority, Libor, Series UU, Rev., AGM, (CME Term SOFR 3 Month * 0.67 + 0.52%), 3.77%, 07/01/2029 (aa)	500	486

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Puerto Rico — continued
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured,
Series A1, Rev., Zero Coupon, 07/01/2031	2,925	2,248
Series A1, Rev., 5.00%, 07/01/2058	20,950	20,872
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured,
Series A1, Rev., 4.55%, 07/01/2040	1,385	1,386
Series A2, Rev., 4.33%, 07/01/2040	11,000	10,849

		70,171

Rhode Island — 0.2%
Rhode Island Health and Educational Building Corp., Brown University, Series A, Rev., 4.00%, 09/01/2037	1,000	1,009
Rhode Island Health and Educational Building Corp., Lifespan Health System, Rev., 5.00%, 05/15/2039	5,500	5,536
Rhode Island Housing & Mortgage Finance Corp., Rev., FHA, 3.60%, 10/01/2054 (z)	1,000	988
Rhode Island Housing and Mortgage Finance Corp., Series 71, Rev., GNMA COLL, 3.75%, 10/01/2049	250	249
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity,
Series 73A, Rev., 0.95%, 04/01/2026	500	474
Series 73A, Rev., 1.10%, 04/01/2027	300	278
Series 73A, Rev., 1.65%, 10/01/2029	715	627
Series 73A, Rev., 3.00%, 10/01/2050	870	851
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, Series 75A, Rev., 3.00%, 10/01/2051	2,090	2,040
Rhode Island Student Loan Authority,
Rev., AMT, 3.63%, 12/01/2037	875	822
Rev., AMT, 4.13%, 12/01/2041	1,190	1,139
Rev., AMT, 4.13%, 12/01/2043	1,600	1,510
Rhode Island Student Loan Authority, Senior Bond,
Series A, Rev., AMT, 5.00%, 12/01/2029	370	388
Series B, Rev., AMT, 4.13%, 12/01/2043	1,350	1,294
Rhode Island Turnpike & Bridge Authority, Rev., 5.00%, 10/01/2040	1,000	1,012
Tobacco Settlement Financing Corp., Series B, Rev., 4.50%, 06/01/2045	2,500	2,502

		20,719

South Carolina — 1.0%
Charleston County Airport District, Rev., 5.00%, 07/01/2042	1,650	1,805

SEE NOTES TO FINANCIAL STATEMENTS.

204	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
City of Columbia Waterworks & Sewer System Revenue,
Rev., 5.00%, 02/01/2047	2,625	2,826
Series B, Rev., 4.00%, 02/01/2041	5,000	4,937
Series B, Rev., 5.00%, 02/01/2036	1,085	1,217
Series B, Rev., 5.00%, 02/01/2037	1,500	1,677
Series B, Rev., 5.00%, 02/01/2038	1,500	1,667
Lexington County Health Services District, Inc., Lexmed Obligated Group,
Rev., 4.00%, 11/01/2030	1,000	1,020
Rev., 4.00%, 11/01/2031	1,000	1,019
Patriots Energy Group Financing Agency, Series B1, Rev., 5.25%, 02/01/2054 (z)	14,400	15,394
South Carolina Jobs-Economic Development Authority, Rev., 4.50%, 11/01/2054	2,300	2,288
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Projects, Rev., 5.50%, 11/15/2044	500	527
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Series S, Rev., 5.00%, 12/01/2048 (z)	1,000	1,011
South Carolina Jobs-Economic Development Authority, McLeod Health Projects, Rev., 5.00%, 11/01/2048	1,000	1,013
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Series A, Rev., 5.00%, 05/01/2030	1,500	1,568
South Carolina Jobs-Economic Development Authority, Prisma Health Obligation Group, Rev., 5.00%, 05/01/2043	2,000	2,038
South Carolina Ports Authority,
Rev., AMT, 5.00%, 07/01/2043	5,680	5,763
Rev., AMT, 5.00%, 07/01/2055	2,000	2,010
South Carolina Public Service Authority,
Rev., AGM, 5.00%, 12/01/2037	3,250	3,629
Rev., 5.00%, 12/01/2039	4,000	4,302
Rev., AGM, 5.00%, 12/01/2042	3,250	3,539
Rev., 5.00%, 12/01/2043	2,800	3,017
Series A, Rev., 4.00%, 12/01/2033	1,000	1,012
Series A, Rev., 4.00%, 12/01/2034	2,000	2,016
Series A, Rev., 4.00%, 12/01/2037	2,000	1,988
Series A, Rev., 4.00%, 12/01/2038	520	514
Series A, Rev., 5.00%, 12/01/2027	1,525	1,604
Series A, Rev., 5.00%, 12/01/2028	1,700	1,708
Series A, Rev., 5.00%, 12/01/2029	85	92
Series A, Rev., 5.00%, 12/01/2031	4,500	4,904
Series A, Rev., 5.00%, 12/01/2032	1,000	1,087
Series B, Rev., 5.00%, 12/01/2040	1,000	1,067
Series B, Rev., 5.00%, 12/01/2041	2,000	2,029
South Carolina Public Service Authority, Bond Exchange, Series A, Rev., 5.00%, 12/01/2050	5,000	5,004

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

South Carolina — continued
South Carolina Public Service Authority, Obligations, Series C, Rev., 5.00%, 12/01/2027	1,600	1,648
South Carolina Public Service Authority, Unrefunded Obligations,
Series C, Rev., 5.00%, 12/01/2046	3,000	3,001
Series E, Rev., 5.25%, 12/01/2055	7,000	7,037
South Carolina State Housing Finance & Development Authority,
Rev., 6.00%, 01/01/2055	3,335	3,672
Series A, Rev., 3.00%, 01/01/2052	570	555
Series A, Rev., 4.00%, 01/01/2052	735	737
Series B, Rev., 3.25%, 01/01/2052	4,970	4,904
South Carolina Transportation Infrastructure Bank, Rev., 5.00%, 10/01/2039	5,000	5,176
Spartanburg Regional Health Services District, Services District, Inc.,
Rev., 5.00%, 04/15/2026	565	577
Rev., 5.00%, 04/15/2028	500	527

		113,126

South Dakota — 0.3%
County of Lincoln, GO, 5.00%, 12/01/2048	3,000	3,137
County of Lincoln, Augustana College Association, Rev., 4.00%, 08/01/2041	250	223
South Dakota Health & Educational Facilities Authority, Rev., 5.00%, 07/01/2046	2,000	2,022
South Dakota Health & Educational Facilities Authority, Avera Health, Series A, Rev., 5.25%, 07/01/2054	10,000	10,831
South Dakota Health & Educational Facilities Authority, Sanford Obligated Group, Rev., 5.00%, 11/01/2045	4,500	4,530
South Dakota Housing Development Authority,
Rev., GNMA/FNMA/FHLMC, 6.25%, 11/01/2055	3,245	3,618
Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 05/01/2051	750	743
Series G, Rev., GNMA/FNMA/FHLMC, 6.25%, 05/01/2055	4,220	4,565
South Dakota Housing Development Authority, Homeownership Mortgage, Series B, Rev., 3.00%, 11/01/2051	2,250	2,197

		31,866

Tennessee — 1.3%
Chattanooga Health Educational & Housing Facility Board, Commonspirit Health,
Series A1, Rev., 5.00%, 08/01/2028	305	323
Series A, Rev., 5.00%, 08/01/2044	1,000	1,027
City of Chattanooga Electric Revenue, Series A, Rev., 4.00%, 09/01/2033	5,000	5,000
City of Clarksville Water Sewer & Gas Revenue, Rev., 5.00%, 02/01/2041 (p)	965	985

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	205

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
City of Memphis Storm Water System Revenue, Rev., 5.00%, 10/01/2044	3,365	3,462
City of Memphis TN Electric System Revenue,
Rev., 5.00%, 12/01/2025	1,085	1,104
Rev., 5.00%, 12/01/2031	600	673
Rev., 5.00%, 12/01/2032	850	961
City of Memphis, Electric System Revenue, Series A, Rev., 4.00%, 12/01/2050	1,225	1,173
Cleveland Health & Educational Facilities Board, Rev., 5.25%, 08/15/2054	14,700	15,778
County of Coffee, GO, 5.00%, 06/01/2026	250	257
County of Rutherford TN, GO, 3.00%, 04/01/2033	6,625	6,336
Johnson City Health & Educational Facilities Board, Tapestry at Roan Hill, Rev., HUD, 3.60%, 12/01/2027 (z)	3,000	2,995
Knox County Health Educational & Housing Facility Board, University of Tennessee Project,
Series A1, Rev., BAM, 5.00%, 07/01/2039	500	537
Series A1, Rev., BAM, 5.25%, 07/01/2049	1,365	1,446
Knox County Health Educational & Housing Facility Board, Westview Towers Project, Rev., HUD, 3.95%, 12/01/2027 (z)	410	412
Knoxville’s Community Development Corp., Willow Place Project, Rev., HUD, 3.75%, 12/01/2027 (z)	1,800	1,805
Memphis-Shelby County Airport Authority,
Rev., AMT, 5.00%, 07/01/2032	270	279
Rev., AMT, 5.00%, 07/01/2043	2,055	2,080
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Rev., 5.25%, 05/01/2048	1,250	1,344
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Medical Center, Rev., 5.00%, 07/01/2046	1,285	1,296
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bond, Vanderbilt University Medical Center, Series A, Rev., 5.00%, 07/01/2040	7,555	7,658
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Rev., 4.00%, 10/01/2054	2,000	1,936
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Senior Lien, Series A, Rev., AGM, 5.25%, 07/01/2048	2,925	3,172

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Tennessee — continued
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Rev., 5.00%, 05/15/2043	1,500	1,644
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue, Subordinate, Series B, Rev., 5.00%, 07/01/2035	1,500	1,557
Metropolitan Knoxville Airport Authority, Series A, Rev., 5.25%, 06/01/2054	4,235	4,574
Metropolitan Nashville Airport Authority (The),
Series B, Rev., AMT, 5.00%, 07/01/2026	70	72
Series B, Rev., AMT, 5.00%, 07/01/2027	170	176
Series B, Rev., AMT, 5.25%, 07/01/2033	270	298
Series B, Rev., AMT, 5.25%, 07/01/2047	3,500	3,696
Series B, Rev., AMT, 5.50%, 07/01/2038	1,625	1,788
Shelby County Health Educational & Housing Facilities Board, Rev., 5.00%, 09/01/2049 (z)	2,225	2,344
State of Tennessee, GO, 5.00%, 05/01/2041	7,470	8,286
Tennergy Corp., Series A, Rev., 4.00%, 12/01/2051 (z)	6,500	6,509
Tennergy Corp., Gas Supply Bonds, Series A, Rev., 5.50%, 10/01/2053 (z)	5,000	5,339
Tennessee Energy Acquisition Corp.,
Rev., 4.00%, 11/01/2049 (z)	4,480	4,491
Rev., 5.00%, 05/01/2052 (z)	18,000	19,026
Tennessee Energy Acquisition Corp., Gas Project, Series A1, Rev., 5.00%, 05/01/2053 (z)	9,000	9,277
Tennessee Housing Development Agency, Rev., GNMA/FNMA/FHLMC, 6.00%, 01/01/2055	755	829
Tennessee Housing Development Agency, Residential Finance Program I, Rev., 3.75%, 01/01/2050	185	184
Tennessee Housing Development Agency, Sustainable Bonds,
Series 1A, Rev., 4.50%, 07/01/2044	1,220	1,210
Series 1A, Rev., 5.75%, 01/01/2055	550	588
The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County, Vanderbilt University Medical Center,
Rev., 5.00%, 07/01/2029	2,570	2,749
Rev., 5.00%, 07/01/2034	8,270	9,189

SEE NOTES TO FINANCIAL STATEMENTS.

206	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Williamson County Industrial Development Board, Wood Duck Court Apartments, Rev., HUD, 5.00%, 05/01/2042 (z)	1,460	1,503

		147,368

Texas — 10.5%
Alamo Community College District, Maintenance Tax Notes, GO, 5.00%, 02/15/2026	5,000	5,106
Anson Education Facilities Corp., Arlington Classics Academy, Rev., 5.00%, 08/15/2045	1,370	1,370
Arlington Higher Education Finance Corp.,
Rev., 4.88%, 06/15/2054 (e)	1,050	1,020
Series A, Rev., PSF-GTD, 4.00%, 08/15/2025	445	447
Series A, Rev., PSF-GTD, 4.00%, 08/15/2026	265	267
Series A, Rev., PSF-GTD, 4.00%, 08/15/2030	425	433
Series A, Rev., PSF-GTD, 5.00%, 08/15/2031	555	607
Arlington Higher Education Finance Corp., Legacy Traditional Schools,
Rev., 4.13%, 02/15/2041	815	667
Rev., 6.00%, 02/15/2042 (e)	250	251
Austin Community College District,
GO, 5.00%, 08/01/2048	3,500	3,722
GO, 5.25%, 08/01/2053	1,500	1,616
Austin Convention Enterprises, Inc., First Tier Convention Center,
Rev., 5.00%, 01/01/2033	1,125	1,131
Austin Independent School District,
GO, 5.00%, 08/01/2026	1,000	1,032
GO, 5.00%, 08/01/2038	500	549
Series A, GO, PSF-GTD, 4.00%, 08/01/2032 (p)	1,000	1,005
Barbers Hill Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2032	500	561
GO, PSF-GTD, 5.00%, 02/15/2035	3,000	3,324
Bastrop Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	2,000	2,197
Beaumont Independent School District,
GO, PSF-GTD, 3.00%, 02/15/2033	2,500	2,381
GO, PSF-GTD, 5.00%, 02/15/2028	1,535	1,567
Bells Independent School District, GO, PSF-GTD, 4.25%, 02/15/2053	2,310	2,273
Bexar County Hospital District, Certificates Obligation,
GO, 4.00%, 02/15/2039	1,090	1,089
GO, 5.00%, 02/15/2043	2,750	2,939
Bexar County Hospital District, Certificates of Obligation,
GO, 5.00%, 02/15/2036	370	404
GO, 5.00%, 02/15/2037	230	251

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Board of Regents of the University of Texas System,
Rev., 4.00%, 08/15/2054	10,000	9,579
Series A, Rev., 5.00%, 08/15/2030	1,000	1,103
Series E, Rev., 5.00%, 08/15/2027	1,000	1,052
Boerne Independent School District, GO, PSF-GTD, 3.13%, 02/01/2053 (z)	1,765	1,752
Brazoria County Toll Road Authority, Subordinated Lien, Series A, Rev., CNTY GTD, 5.00%, 03/01/2033	1,670	1,736
Brazos Higher Education Authority, Inc., Rev., AMT, 4.00%, 04/01/2045	2,630	2,475
Brazosport Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2029	2,000	2,157
GO, PSF-GTD, 5.00%, 02/15/2030	1,925	2,069
Capital Area Housing Finance Corp., Redwood Apartments, Rev., 3.50%, 01/01/2041 (z)	3,000	2,986
Carrollton-Farmers Branch Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2053	5,000	4,758
GO, PSF-GTD, 5.00%, 02/15/2026	2,500	2,556
Castleberry Independent School District, GO, PSF-GTD, 5.00%, 02/15/2041	700	769
Celina Independent School District, GO, PSF-GTD, 5.00%, 02/15/2031	500	556
Central Texas Regional Mobility Authority,
Rev., 5.00%, 01/01/2037	1,285	1,357
Series B, Rev., 4.00%, 01/01/2040	800	783
Series B, Rev., 4.00%, 01/01/2051	1,250	1,155
Series B, Rev., 5.00%, 01/01/2037	1,000	1,066
Series B, Rev., 5.00%, 01/01/2046	1,500	1,561
Series C, Rev., BAN, 5.00%, 01/01/2027	2,000	2,029
Central Texas Regional Mobility Authority, Senior Lien,
Series B, Rev., 4.00%, 01/01/2039	600	594
Series B, Rev., 4.00%, 01/01/2040	500	490
Series B, Rev., 5.00%, 01/01/2045	3,595	3,721
Series D, Rev., 5.00%, 01/01/2033	480	520
Series E, Rev., 5.00%, 01/01/2045	2,665	2,758
Central Texas Regional Mobility Authority, Subordinated, Series F, Rev., BAN, 5.00%, 01/01/2025	4,770	4,770
Central Texas Turnpike System,
Rev., 5.00%, 08/15/2031	1,490	1,643
Rev., 5.00%, 08/15/2037	10,000	11,163
Rev., 5.00%, 08/15/2038	7,690	8,559
Rev., 5.00%, 08/15/2040	2,500	2,744
Chapel Hill Independent School District/Smith County, GO, PSF-GTD, 5.00%, 02/15/2039	700	771

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	207

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City Austin, Certificates Obligation,
GO, 5.00%, 09/01/2032	1,750	1,925
GO, 5.00%, 09/01/2033	1,100	1,206
GO, 5.00%, 09/01/2034	1,750	1,910
City of Arlington TX Water & Wastewater System Revenue,
Rev., 5.00%, 06/01/2037	1,445	1,629
Rev., 5.00%, 06/01/2039	1,445	1,609
City of Arlington, Tax, Increment Reinvestment Zone, Tax Allocation, 4.00%, 08/15/2041	1,000	894
City of Austin Electric Utility Revenue,
Rev., 5.00%, 11/15/2048	6,210	6,623
Series A, Rev., 5.00%, 11/15/2031	1,595	1,616
City of Austin TX Water & Wastewater System Revenue, Rev., 5.00%, 11/15/2041	6,500	7,171
City of Austin Water & Wastewater System Revenue,
Rev., 4.00%, 11/15/2036	185	190
Rev., 4.00%, 11/15/2041	1,510	1,506
Rev., 5.00%, 11/15/2041	7,000	7,145
Series C, Rev., 5.00%, 11/15/2025 (p)	510	518
Series C, Rev., 5.00%, 11/15/2032	1,000	1,101
City of Austin, Airport System Revenue,
Rev., AMT, 5.00%, 11/15/2029	1,400	1,487
Rev., AMT, 5.00%, 11/15/2040	1,500	1,574
Series B, Rev., AMT, 5.00%, 11/15/2030	1,000	1,057
Series B, Rev., AMT, 5.00%, 11/15/2033	1,130	1,150
Series B, Rev., AMT, 5.00%, 11/15/2036	3,335	3,416
City of Austin, Electric Utility Revenue,
Series A, Rev., 5.00%, 11/15/2038	1,265	1,277
Series B, Rev., 5.00%, 11/15/2037	1,505	1,609
Series B, Rev., 5.00%, 11/15/2038	1,340	1,428
City of Austin, Public Improvement,
GO, 5.00%, 09/01/2033	5,000	5,702
GO, 5.00%, 09/01/2034	2,800	3,210
City of Austin, Refunding & Public Improvement, GO, 5.00%, 09/01/2033	620	680
City of Beaumont TX Waterworks & Sewer System Revenue, Rev., BAM, 5.00%, 09/01/2049	2,000	2,100
City of Celina TX, Special Assessment, BAM, 5.00%, 09/01/2040	1,200	1,256
City of Celina, Mosaic Public Improvement District,
Special Assessment, 5.13%, 09/01/2044 (e)	2,150	2,144

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
City of Corpus Christi, Utility System Revenue,
Rev., 5.00%, 07/15/2028	1,885	2,010
Rev., 5.00%, 07/15/2039	1,000	1,095
City of Dallas Housing Finance Corp., Rev., FHA, 5.00%, 08/01/2027 (z)	350	359
City of Dallas Housing Finance Corp., Estates at Ferguson, Rev., 5.00%, 07/01/2042 (z)	1,010	1,039
City of Dallas TX, GO, AGM-CR, 4.00%, 02/15/2043	6,000	5,896
City of Dallas Waterworks & Sewer System Revenue,
Series A, Rev., 5.00%, 10/01/2032	1,250	1,281
Series A, Rev., 5.00%, 10/01/2047	5,000	5,417
Series C, Rev., 4.00%, 10/01/2031	1,500	1,537
City of Dallas, Fair Park Venue Project Senior, Special Tax, 6.25%, 08/15/2053 (e) (z)	3,500	3,504
City of Dallas, Hutchison Convention Center, Special Tax, 6.00%, 08/15/2053 (e) (z)	9,720	9,739
City of Dallas, Waterworks & Sewer System Revenue,
Series C, Rev., 4.00%, 10/01/2039	7,470	7,514
Series C, Rev., 4.00%, 10/01/2040	1,000	1,001
Series C, Rev., 5.00%, 10/01/2029	1,125	1,230
City of Denton, GO, 2.00%, 02/15/2032	1,345	1,169
City of Denton, Certificates Obligation,
GO, 2.00%, 02/15/2034	2,565	2,123
GO, 2.00%, 02/15/2035	2,625	2,115
City of Eagle Pass, Certificates Obligation,
GO, AGM, 4.00%, 03/01/2039	500	497
GO, AGM, 4.00%, 03/01/2041	680	679
City of El Paso, GO, BAM, 4.00%, 08/15/2042	10,900	10,669
City of Fort Worth, GO, 4.00%, 03/01/2030	1,150	1,182
City of Fort Worth TX Water & Sewer System Revenue,
Rev., 5.00%, 02/15/2037	2,305	2,548
Rev., 5.00%, 02/15/2038	1,390	1,531
Rev., 5.00%, 02/15/2041	710	768
City of Galveston TX Wharves & Terminal Revenue,
Rev., AMT, 5.25%, 08/01/2039	750	797
Rev., AMT, 5.50%, 08/01/2041	1,050	1,130
Rev., AMT, 5.50%, 08/01/2042	700	752
Rev., AMT, 5.50%, 08/01/2043	1,100	1,182
Rev., AMT, 5.50%, 08/01/2044	700	751
City of Haslet, Improvement Area Second Project, Special Assessment, 3.25%, 09/01/2031 (e)	500	443
City of Houston Airport System Revenue, Series C, Rev., AMT, 5.00%, 07/01/2028	470	492

SEE NOTES TO FINANCIAL STATEMENTS.

208	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Houston Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 4.00%, 07/01/2035	1,000	994
Series A, Rev., AMT, 4.00%, 07/01/2040	3,570	3,458
Series A, Rev., AMT, 5.00%, 07/01/2028	1,890	1,978
Series A, Rev., AGM, AMT, 5.00%, 07/01/2028	550	575
Series A, Rev., AGM, AMT, 5.00%, 07/01/2029	1,580	1,671
Series A, Rev., AMT, 5.00%, 07/01/2034	2,500	2,617
Series A, Rev., AGM, AMT, 5.00%, 07/01/2037	2,000	2,139
Series B, Rev., 5.00%, 07/01/2026	1,000	1,028
Series B, Rev., 5.00%, 07/01/2027	1,995	2,089
City of Houston Airport System Revenue, United Airlines, Inc.,
Series B, Rev., AMT, 5.50%, 07/15/2037	5,565	5,890
Series B, Rev., AMT, 5.50%, 07/15/2039	2,000	2,111
City of Houston Airport System Revenue, United Airlines, Inc. Terminal, Rev., AMT, 4.00%, 07/15/2041	4,365	4,059
City of Houston Combined Utility System Revenue, First Lien, Series A, Rev., 4.00%, 11/15/2033	1,200	1,233
City of Houston Combined Utility System Revenue, Subordinated First Lien, Rev., 5.00%, 11/15/2025	2,500	2,543
City of Houston Hotel Occupancy Tax & Special Revenue, Convention & Entertainment,
Rev., 4.00%, 09/01/2025	45	45
Rev., 4.00%, 09/01/2029	280	287
City of Houston TX, GO, 5.25%, 03/01/2049	16,000	17,427
City of Houston, Airport System Revenue, Special Facilities, United Airlines, Inc., Rev., AMT, 5.00%, 07/15/2028	600	613
City of Houston, Combined Utility System Revenue, First Lien,
Series A, Rev., 5.00%, 11/15/2029	1,100	1,198
Series C, Rev., 5.00%, 11/15/2029	3,100	3,371
City of Hutto TX,
GO, BAM, 4.13%, 08/01/2049	2,500	2,399
GO, BAM, 5.00%, 08/01/2043	1,220	1,320
City of Justin, Timberbrook Public Improvement, Special Assessment, 3.00%, 09/01/2031 (e)	315	287

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
City of Kyle, 6 Creeks Public Improvement, Special Assessment, 2.63%, 09/01/2025 (e)	185	183
City of Lavon, Elevon Public Improvement District, Special Assessment, 5.00%, 09/15/2044 (e)	500	505
City of Lubbock Electric Light & Power System Revenue,
Rev., 5.00%, 04/15/2026	800	819
Rev., 5.00%, 04/15/2027	785	818
Rev., 5.00%, 04/15/2028	900	952
Rev., AGM, 5.00%, 04/15/2035	1,345	1,496
Rev., AGM, 5.00%, 04/15/2038	1,045	1,149
Rev., AGM, 5.00%, 04/15/2040	1,200	1,304
City of McKinney Waterworks & Sewer System Revenue, Rev., 5.00%, 03/15/2026	350	358
City of Palestine, Certificates Obligation, GO, AGM, 4.00%, 02/15/2046	5,000	4,685
City of Pflugerville, Certificates of Obligation, GO, 4.00%, 08/01/2049	2,750	2,613
City of Plano, GO, 4.00%, 09/01/2043	1,000	981
City of Round Rock TX, GO, 4.13%, 08/15/2046	3,210	3,164
City of San Antonio Electric & Gas Systems Revenue,
Rev., 4.00%, 02/01/2030	1,660	1,722
Rev., 5.00%, 02/01/2025	3,000	3,004
Rev., 5.00%, 02/01/2033	1,795	1,854
Rev., 5.00%, 02/01/2035	1,650	1,696
Series B, Rev., 5.25%, 02/01/2040	3,000	3,344
City of San Antonio Electric & Gas Systems Revenue, Junior Lien,
Rev., 4.00%, 02/01/2037	1,000	1,017
Rev., (SIFMA Municipal Swap Index + 0.87%), 4.47%, 02/01/2048 (aa)	3,000	2,999
Series A, Rev., 5.00%, 02/01/2035	2,200	2,389
Series D, Rev., 1.13%, 12/01/2045 (z)	6,510	6,186
City of San Antonio TX, GO, 5.00%, 02/01/2029	1,125	1,210
City of San Antonio TX Electric & Gas Systems Revenue,
Rev., 5.00%, 02/01/2036	1,680	1,897
Rev., 5.00%, 02/01/2040	1,000	1,101
Rev., 5.25%, 02/01/2044	1,660	1,840
Rev., 5.25%, 02/01/2049	4,000	4,360
City of San Antonio, Electric & Gas Systems Revenue,
Rev., 4.00%, 02/01/2027	2,000	2,038
Series D, Rev., 5.25%, 02/01/2054	4,500	4,907
City of Waco TX, GO, 5.00%, 02/01/2049	3,000	3,207
Clear Creek Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2033	760	861

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	209

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Cleburne Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2036	1,065	1,082
Clifton Higher Education Finance Corp.,
Rev., PSF-GTD, 4.00%, 08/15/2044	4,045	3,940
Rev., PSF-GTD, 5.00%, 08/15/2035	1,300	1,422
Rev., PSF-GTD, 5.00%, 08/15/2037	500	543
Clifton Higher Education Finance Corp., Idea Public School,
Rev., PSF-GTD, 5.00%, 08/15/2026	1,840	1,894
Series A, Rev., 4.00%, 08/15/2035	415	416
Series A, Rev., 4.00%, 08/15/2047	1,300	1,215
Series T, Rev., PSF-GTD, 4.00%, 08/15/2036	700	714
Series T, Rev., PSF-GTD, 4.00%, 08/15/2047	1,175	1,131
Series T, Rev., PSF-GTD, 5.00%, 08/15/2025	70	71
Series T, Rev., PSF-GTD, 5.00%, 08/15/2026	55	57
Series T, Rev., PSF-GTD, 5.00%, 08/15/2027	30	31
Series T, Rev., PSF-GTD, 5.00%, 08/15/2028	40	42
Series T, Rev., PSF-GTD, 5.00%, 08/15/2030	215	234
Clifton Higher Education Finance Corp., International Leadership of Texas, Rev., PSF-GTD, 4.00%, 08/15/2025	145	146
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc., Rev., PSF-GTD, 5.00%, 08/15/2028	900	951
Collin County Community College District, Series A, GO, 4.00%, 08/15/2035	1,600	1,626
Conroe Independent School District, GO, PSF-GTD, 4.00%, 02/15/2049	6,000	5,715
County of Bexar,
GO, 4.00%, 06/15/2040	11,085	11,068
GO, 5.00%, 06/15/2043 (p)	2,000	2,052
County of Collin, GO, 5.00%, 02/15/2029	2,000	2,155
County of Dallas, Certificates of Obligation, GO, 5.00%, 08/15/2041	2,550	2,772
County of Denton, GO, 5.00%, 07/15/2027	1,000	1,052
County of Denton TX, GO, 4.00%, 07/15/2043	2,800	2,768
County of El Paso, Series A, GO, 5.00%, 02/15/2027	1,430	1,460
County of Harris, Series A, GO, 5.00%, 10/01/2029	1,150	1,251
County of Harris Toll Road Revenue, First Lien, Rev., 4.00%, 08/15/2045	1,500	1,463

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
County of Harris, Subordinate, Series A, GO, 5.00%, 08/15/2026	1,750	1,809
County of Nueces, GO, 5.00%, 02/15/2029	460	491
County of Williamson,
GO, 5.00%, 02/15/2030 (p)	3,845	3,853
GO, 5.00%, 02/15/2031 (p)	4,045	4,053
GO, 5.00%, 02/15/2032 (p)	2,125	2,129
Dallas Area Rapid Transit,
Series A, Rev., 5.00%, 12/01/2029 (p)	1,890	1,923
Series A, Rev., 5.00%, 12/01/2046 (p)	2,000	2,035
Dallas Area Rapid Transit, Senior Lien,
Rev., 5.00%, 12/01/2032	1,000	1,077
Series B, Rev., 4.00%, 12/01/2051	2,000	1,884
Dallas Fort Worth International Airport,
Series B, Rev., 5.00%, 11/01/2050	4,000	4,219
Series C, Rev., AMT, 5.00%, 11/01/2030	5,000	5,362
Dallas Fort Worth International Airport, Dallas Fort Worth International, Rev., 5.00%, 11/01/2025	1,825	1,854
Dallas Independent School District, Series B, GO, PSF-GTD, 3.00%, 02/15/2034	1,370	1,288
Del Valle Independent School District,
GO, PSF-GTD, 4.00%, 06/15/2031	3,085	3,207
GO, PSF-GTD, 4.00%, 06/15/2032	3,405	3,529
GO, PSF-GTD, 4.00%, 06/15/2033	5,740	5,932
GO, PSF-GTD, 4.00%, 06/15/2034	3,280	3,381
Denton Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2027	600	631
GO, PSF-GTD, 5.00%, 08/15/2034	950	1,077
GO, PSF-GTD, 5.00%, 08/15/2053	13,130	13,955
East Montgomery County Improvement District, Sales Tax Revenue, Rev., AGC, 5.00%, 08/15/2041	500	540
Forney Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2040	600	652
GO, PSF-GTD, 5.00%, 08/15/2043	2,075	2,232
Series A, GO, PSF-GTD, 3.00%, 08/15/2037	3,585	3,158
Series A, GO, PSF-GTD, 3.00%, 08/15/2038	4,950	4,306
Fort Bend Grand Parkway Toll Road Authority,
Series A, Rev., CNTY GTD, 5.00%, 03/01/2026	750	766
Series A, Rev., CNTY GTD, 5.00%, 03/01/2027	285	297
Series A, Rev., CNTY GTD, 5.00%, 03/01/2029	390	420
Series A, Rev., CNTY GTD, 5.00%, 03/01/2030	1,000	1,089
Fort Bend Independent School District,
GO, PSF-GTD, 4.00%, 08/01/2054 (z)	4,165	4,228

SEE NOTES TO FINANCIAL STATEMENTS.

210	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series B, GO, PSF-GTD, 0.72%, 08/01/2051 (z)	610	576
Series B, GO, PSF-GTD, 0.88%, 08/01/2050 (z)	830	817
Fort Worth Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	1,750	1,919
Garland Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2037	500	560
Series A, GO, PSF-GTD, 5.00%, 02/15/2037	3,500	3,898
Georgetown Independent School District, GO, PSF-GTD, 2.00%, 08/15/2034	6,155	4,967
Goose Creek Consolidated Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	900	919
Grand Parkway Transportation Corp., Grand Parkway System, Rev., 4.00%, 10/01/2045	10,125	9,777
Greater Texoma Utility Authority, City of Sherman Project,
Rev., BAM, 5.00%, 10/01/2037	3,060	3,368
Rev., BAM, 5.00%, 10/01/2038	1,450	1,587
Rev., BAM, 5.00%, 10/01/2049	10,000	10,532
Series A, Rev., BAM, 4.00%, 10/01/2043	1,940	1,868
Gregory-Portland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2025	1,000	1,002
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital,
Rev., 4.00%, 10/01/2041	1,000	966
Rev., 5.00%, 10/01/2051 (z)	3,000	3,326
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital,
Rev., LOC: TD Bank NA, 3.60%, 10/01/2045 (z)	2,400	2,400
Rev., BAM, 4.00%, 10/01/2037	1,790	1,796
Rev., 4.00%, 10/01/2038	1,000	1,000
Rev., BAM, 4.00%, 10/01/2038	1,000	1,001
Harris County Cultural Education Facilities Finance Corp., Texas Medical Center, Series A, Rev., 0.90%, 05/15/2050 (z)	6,315	6,229
Harris County Flood Control District, Series A, GO, 5.00%, 10/01/2029	1,700	1,851
Harris County Flood Control District, Sustainability Bond,
Series A, GO, 4.00%, 09/15/2041	2,500	2,503
Series A, GO, 4.00%, 09/15/2048	9,000	8,709
Harris County Industrial Development Corp., Energy Transfer, Rev., 4.05%, 11/01/2050 (z)	2,000	2,005
Harris County, Toll Road Authority, First Lien, Rev., 5.00%, 08/15/2030	1,200	1,319

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Harris County-Houston Sports Authority, Senior Lien, Series A, Rev., AGC, 5.00%, 11/15/2029	3,010	3,249
Hays Consolidated Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2042	18,160	17,749
GO, PSF-GTD, 5.00%, 02/15/2025	480	481
GO, PSF-GTD, 5.00%, 02/15/2038	1,000	1,092
GO, PSF-GTD, 5.00%, 02/15/2040	1,305	1,413
Hidalgo County Regional Mobility Authority, Senior Lien,
Series A, Rev., 5.00%, 12/01/2032	1,000	1,062
Series A, Rev., 5.00%, 12/01/2033	575	610
Series A, Rev., 5.00%, 12/01/2034	750	795
Houston Higher Education Finance Corp., Houston Baptist University, Rev., 4.00%, 10/01/2051	1,100	931
Houston Higher Education Finance Corp., Kipp Inc, Rev., PSF-GTD, 4.00%, 08/15/2040	2,500	2,490
Houston Housing Finance Corp., Summerdale Apartments, Rev., 5.00%, 08/01/2041 (z)	315	320
Houston Independent School District, Series C, GO, PSF-GTD, 4.00%, 06/01/2039 (z)	4,350	4,351
Hutto Independent School District, GO, PSF-GTD, 5.00%, 08/01/2048	2,400	2,572
Irving Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2028	500	531
GO, PSF-GTD, 5.00%, 02/15/2035	2,300	2,569
GO, PSF-GTD, 5.00%, 02/15/2038	4,375	4,809
GO, PSF-GTD, 5.00%, 02/15/2041	250	271
Jarrell Independent School District, GO, PSF-GTD, 5.00%, 02/15/2037	725	794
Katy Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2031	2,000	2,002
GO, PSF-GTD, 5.00%, 02/15/2036	1,340	1,465
Series B, GO, PSF-GTD, 5.00%, 02/15/2036	2,475	2,515
Kilgore Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	450	460
Klein Independent School District, GO, PSF-GTD, 4.00%, 08/01/2046	4,000	3,862
Krum Independent School District, GO, PSF-GTD, 4.25%, 08/15/2054	9,255	9,297
Lake Houston Redevelopment Authority, Rev., 4.00%, 09/01/2035	250	236
Lake Travis Independent School District, School Building, Series A, GO, PSF-GTD, 5.00%, 02/15/2043 (p)	1,090	1,135
Lamar Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2029	150	162

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	211

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
GO, PSF-GTD, 5.00%, 02/15/2041	1,500	1,651
GO, PSF-GTD, 5.00%, 02/15/2043	2,100	2,285
Series A, GO, PSF-GTD, 5.00%, 02/15/2058	4,335	4,589
Leander Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,430	1,462
Liberty Hill Independent School District,
GO, PSF-GTD, 5.00%, 02/01/2040	1,890	2,078
GO, PSF-GTD, 5.00%, 02/01/2041	2,020	2,211
Llano Independent School District, GO, PSF-GTD, 5.00%, 02/15/2032	1,350	1,375
Longview Independent School District, GO, PSF-GTD, 5.00%, 02/15/2043	1,750	1,911
Love Field Airport Modernization Corp., Southwest Airlines Co Project, Rev., AMT, 5.00%, 11/01/2028	1,400	1,400
Lower Colorado River Authority,
Rev., AGM, 4.00%, 05/15/2033	500	501
Rev., AGM, 5.00%, 05/15/2031	4,795	5,277
Rev., AGM, 5.00%, 05/15/2032	5,000	5,492
Series A, Rev., 5.00%, 05/15/2027	420	438
Series B, Rev., 5.00%, 05/15/2039 (z)	3,000	3,101
Lower Colorado River Authority, LCRA Transmission Services,
Rev., 5.00%, 05/15/2030	1,000	1,086
Rev., 5.00%, 05/15/2051	3,500	3,652
Lower Colorado, River Authority, Transmission Services Contract, Rev., 5.00%, 05/15/2029	100	107
Mansfield Independent School District, GO, PSF-GTD, 3.00%, 08/01/2036	1,000	894
Matagorda County Navigation District No. 1, Central Power & Light, Rev., AMT, 4.25%, 05/01/2030	825	841
Matagorda County Navigation District No. 1, Central Power & Light Co., Rev., 2.60%, 11/01/2029	3,500	3,287
McKinney Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,245	1,274
Medina Valley Independent School District,
GO, PSF-GTD, 0.82%, 02/15/2051 (z)	445	428
GO, PSF-GTD, 5.00%, 02/15/2040	3,000	3,278
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Contractual Obligation, Series B, Rev., 5.00%, 11/01/2025	435	442
Midland County Hospital District, Rev., BAM, 5.25%, 05/15/2054	2,170	2,357
Midland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2050	2,300	2,363
Mission Economic Development Corp.,
Rev., AMT, 0.00%, 06/01/2048 (z)	5,665	5,681
Rev., AMT, 4.00%, 06/01/2054 (z)	2,475	2,459

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
New Caney Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2037	625	704
GO, PSF-GTD, 5.00%, 02/15/2040	1,375	1,519
GO, PSF-GTD, 5.00%, 02/15/2041	2,000	2,200
GO, PSF-GTD, 5.00%, 02/15/2044	1,250	1,356
New Hope Cultural Education Facilities Finance Corp., Series A, Rev., 5.00%, 07/01/2047	2,000	2,000
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A, Rev., 5.00%, 08/15/2047	1,000	1,012
New Hope Cultural Education Facilities Finance Corp., NCCD College Station Project, Series A, Rev., 5.00%, 07/01/2035	9,400	9,400
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Rev., 4.00%, 11/01/2049	100	94
Newark Higher Education Finance Corp., Austin Achieve Public Schools, Rev., PSF-GTD, 5.00%, 06/15/2038	1,365	1,486
North East Independent School District, GO, PSF-GTD, 3.75%, 08/01/2049 (z)	1,570	1,580
North Fort Bend Water Authority, Rev., BAM, 5.00%, 12/15/2026	1,520	1,577
North Texas Higher Education Authority, Inc., Rev., AMT, 4.13%, 06/01/2045	5,205	4,897
North Texas Municipal Water District Water System Revenue, Rev., 3.00%, 09/01/2041	575	483
North Texas Tollway Authority,
Rev., AGC, Zero Coupon, 01/01/2035	10,000	6,814
Rev., 5.00%, 01/01/2031	3,000	3,303
Rev., 5.00%, 01/01/2032	6,070	6,754
Rev., 5.00%, 01/01/2035	3,250	3,640
Rev., 5.25%, 01/01/2044	3,225	3,569
Series A, Rev., 5.00%, 01/01/2029	1,800	1,828
Series B, Rev., 5.00%, 01/01/2027	1,150	1,150
North Texas Tollway Authority, Capital Appreciation, First Tier, Rev., AGC, Zero Coupon, 01/01/2030	1,500	1,254
North Texas Tollway Authority, First Tier Bonds,
Series A, Rev., 4.00%, 01/01/2035	2,000	2,029
Series A, Rev., 5.00%, 01/01/2037	1,500	1,644
Series A, Rev., 5.00%, 01/01/2040	4,000	4,325
North Texas Tollway Authority, Second Tier,
Rev., 4.25%, 01/01/2049	4,000	3,845
Rev., 5.00%, 01/01/2048	2,335	2,377
Series B, Rev., 4.00%, 01/01/2035	2,100	2,116
Series B, Rev., 4.00%, 01/01/2036	1,000	1,004
Series B, Rev., 4.00%, 01/01/2037	1,000	998
Series B, Rev., 5.00%, 01/01/2027	215	218

SEE NOTES TO FINANCIAL STATEMENTS.

212	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series B, Rev., 5.00%, 01/01/2033	1,000	1,032
North Texas Tollway Authority, Unrefunded First Tier, Series A, Rev., 5.00%, 01/01/2025	45	45
Northside Independent School District, GO, PSF-GTD, 0.70%, 06/01/2050 (z)	13,550	13,348
Northwest Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2040	1,000	1,087
Series A, GO, PSF-GTD, 5.00%, 02/15/2036	1,000	1,102
Northwest Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2042 (p)	4,515	4,610
Odessa Junior College District, Consolidated Fund, Rev., AGM, 4.00%, 07/01/2026	1,015	1,027
Pasadena Independent School District, GO, PSF-GTD, 5.00%, 02/15/2047	2,000	2,126
Pearland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,075	1,099
Pecos Barstow Toyah Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2027	300	312
GO, PSF-GTD, 5.00%, 02/15/2039	500	529
Permanent University Fund—Texas A&M University System, Board of Regents, Rev., 5.00%, 07/01/2042	1,695	1,843
Permanent University Fund—Texas A&M University System, Board Of Regents, Rev., 5.00%, 07/01/2039	1,500	1,650
Permanent University Fund—University of Texas System, Permanent University Fund Bonds, Rev., 5.00%, 07/01/2033	1,090	1,098
Plano Independent School District, GO, 5.00%, 02/15/2027	650	677
Port Authority of Houston of Harris County Texas,
Rev., 5.00%, 10/01/2026	850	879
Rev., 5.00%, 10/01/2028	1,250	1,336
Rev., 5.00%, 10/01/2029	1,250	1,355
Port Authority of Houston of Harris County Texas, First Lien,
Rev., 5.00%, 10/01/2025	950	964
Rev., 5.00%, 10/01/2048	8,500	8,982
Port Beaumont Navigation District, Jefferson Gulf Coast Energy,
Rev., AMT, 2.00%, 01/01/2027 (e)	550	526
Rev., AMT, 2.25%, 01/01/2029 (e)	800	736
Rev., AMT, 2.88%, 01/01/2041 (e)	120	94
Port of Beaumont Industrial Development Authority, Taxable Jefferson Gulf Coast Energy, Rev., 4.10%, 01/01/2028 (e)	3,000	2,666

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Port of Beaumont Navigation District, Rev., AMT, 5.00%, 01/01/2039 (e)	3,250	3,312
Port of Beaumont Navigation District, Taxable Jefferson Gulf Coast, Rev., 10.00%, 07/01/2026 (e)	4,000	4,087
Prosper Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2054	12,250	11,631
GO, PSF-GTD, 4.25%, 02/15/2054	20,000	19,913
GO, PSF-GTD, 5.00%, 02/15/2025	2,620	2,626
Series A, GO, PSF-GTD, 5.00%, 02/15/2030	25	27
Series A, GO, PSF-GTD, 5.00%, 02/15/2038	1,000	1,128
Red River Education Finance Corp., Rev., 5.00%, 03/15/2035	1,430	1,638
Rockwall Independent School District, GO, PSF-GTD, 5.00%, 02/15/2027	1,335	1,391
Royse City Independent School District, GO, PSF-GTD, 5.00%, 02/15/2039	1,000	1,100
San Antonio Education Facilities Corp., University of The Incarnate Word,
Rev., 4.00%, 04/01/2038	2,065	1,894
Rev., 4.00%, 04/01/2041	1,000	883
San Antonio Housing Trust Finance Corp., The Arbors at West Avenue, Rev., HUD, 1.45%, 03/01/2026 (z)	805	801
San Antonio Water System,
Series 2013F, Rev., 1.00%, 05/01/2043 (z)	6,000	5,706
Series A, Rev., 5.00%, 05/15/2034	2,375	2,499
Series C, Rev., 5.00%, 05/15/2046	6,670	6,978
San Antonio Water System, Junior Lien, Series A, Rev., 5.00%, 05/15/2043	3,500	3,603
San Marcos Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2027	1,830	1,926
GO, PSF-GTD, 5.00%, 08/15/2040	2,000	2,193
Socorro Independent School District, GO, PSF-GTD, 4.00%, 08/15/2040	2,575	2,551
Southwest Independent School District, GO, PSF-GTD, 5.00%, 02/01/2027	410	426
Spring Independent School District, GO, 5.00%, 08/15/2030	600	657
State of Texas,
GO, 5.00%, 10/01/2042	1,170	1,291
Series B, GO, 4.00%, 08/01/2030	60	60
State of Texas, Mobility Fund, Series B, GO, 5.00%, 10/01/2032	14,655	14,832
State of Texas, Public Finance Authority, GO, 5.00%, 10/01/2026	1,000	1,036
State of Texas, Water Financial Assistance, Series B, GO, 5.00%, 08/01/2037	1,000	1,008

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	213

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Strategic Housing Finance Corp. of Travis County, ECG Yager LP, Rev., 0.46%, 09/01/2041 (z)	2,500	2,493
Tarrant County Cultural Education Facilities Finance Corp., Rev., 5.00%, 07/01/2038	9,115	9,571
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health,
Rev., 4.00%, 11/15/2042	15,000	14,563
Series A, Rev., 5.00%, 11/15/2045	4,195	4,225
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Rev., 5.50%, 11/15/2047	12,415	13,653
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health, Rev., 5.00%, 11/15/2052 (z)	1,450	1,479
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott And White Health, Rev., 5.00%, 11/15/2052 (z)	3,005	3,240
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B, Rev., 5.00%, 07/01/2035	1,110	1,171
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Taxable, Rev., AGM, 1.39%, 09/01/2025	600	588
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas,
Rev., 4.00%, 10/01/2041	1,975	1,919
Rev., 5.00%, 10/01/2030	1,000	1,092
Rev., 5.00%, 10/01/2037	1,000	1,088
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Rev., 5.00%, 02/15/2041	5,000	5,068
Tarrant Regional Water District Water Supply System Revenue, Rev., 5.00%, 03/01/2036	3,500	3,946
Texas A&M University,
Rev., 5.00%, 05/15/2036	5,000	5,680
Rev., 5.00%, 05/15/2037	1,000	1,132
Rev., 5.00%, 05/15/2042	4,830	5,351
Texas A&M University, Financing System, Series B, Rev., 4.00%, 05/15/2043	20,595	19,269
Texas Department of Housing & Community Affairs,
Rev., GNMA COLL, 6.00%, 07/01/2054	2,020	2,221
Series A, Rev., GNMA COLL, 4.00%, 03/01/2050	315	316

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Series B, Rev., GNMA COLL, 6.00%, 03/01/2053	560	606
Series C, Rev., GNMA COLL, 6.00%, 03/01/2054	3,115	3,397
Texas Department of Housing & Community Affairs, Aspen Park, Rev., 5.00%, 03/01/2041 (z)	1,225	1,228
Texas Department of Housing & Community Affairs, Social Bonds, Series A, Rev., GNMA, 3.00%, 01/01/2052	1,835	1,787
Texas Department of Housing & Community Affairs, Sustainable Bond, Series B, Rev., GNMA COLL, 5.75%, 01/01/2053	930	995
Texas Municipal Gas Acquisition & Supply Corp. III,
Rev., 5.00%, 12/15/2025	1,305	1,318
Rev., 5.00%, 12/15/2030	3,300	3,465
Rev., 5.00%, 12/15/2031	2,000	2,115
Texas Municipal Gas Acquisition & Supply Corp. IV,
Series A, Rev., 5.50%, 01/01/2054 (z)	15,815	16,835
Series B, Rev., 5.50%, 01/01/2054 (z)	9,795	10,785
Texas Municipal Gas Acquisition & Supply Corporation V, Rev., 5.00%, 01/01/2055 (z)	5,835	6,208
Texas Municipal Gas Acquisition and Supply Corp. I, Series D, Rev., 6.25%, 12/15/2026	5,470	5,650
Texas Municipal Power Agency, Rev., AGM, 3.00%, 09/01/2038	500	429
Texas Private Activity Bond Surface Transportation Corp., Rev., AMT, 5.00%, 06/30/2058	24,555	24,902
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group,
Rev., 4.00%, 12/31/2030	3,970	4,041
Rev., 4.00%, 06/30/2033	1,000	1,004
Texas Private Activity Bond Surface Transportation Corp., Senior Lien Bond,
Rev., AMT, 5.38%, 06/30/2037	1,750	1,879
Rev., AMT, 5.38%, 06/30/2038	3,955	4,237
Rev., AMT, 5.50%, 06/30/2041	1,425	1,523
Rev., AMT, 5.50%, 06/30/2043	2,750	2,929
Texas Private Activity Bond Surface Transportation Corp., Senior Lien North Tarrant Express Project, Rev., AMT, 5.50%, 12/31/2058	4,000	4,275
Texas State Affordable Housing Corp., Juniper Creek Apartments, Rev., 3.75%, 07/01/2044 (z)	485	487

SEE NOTES TO FINANCIAL STATEMENTS.

214	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Texas State Affordable Housing Corp., Norman Commons, Rev., 3.63%, 01/01/2045 (z)	565	566
Texas State University System, Rev., 5.00%, 03/15/2041	2,550	2,811
Texas Transportation Commission, GO, 5.00%, 04/01/2025	1,045	1,050
Texas Transportation Commission, Transportation Commission Mobility, GO, 0.65%, 10/01/2041 (z)	4,500	4,301
Texas Water Development Board,
Rev., 4.00%, 10/15/2035	4,000	4,006
Rev., 5.00%, 08/01/2025	1,300	1,314
Rev., 5.00%, 08/01/2026	2,250	2,321
Series A, Rev., 5.00%, 10/15/2028	115	123
Texas Water Development Board, Master Trust,
Rev., 4.00%, 10/15/2033	1,000	1,036
Series A, Rev., 4.25%, 10/15/2051	10,890	10,687
Series A, Rev., 5.00%, 10/15/2039	3,000	3,359
Texas Water Development Board, Revolving Fund,
Rev., 4.00%, 08/01/2038	500	507
Rev., 5.00%, 08/01/2028	625	667
Series A, Rev., 5.00%, 10/15/2028	100	106
Texas Water Development Board, State Revolving Fund,
Rev., 4.00%, 08/01/2037	2,015	2,050
Rev., 5.00%, 08/01/2027	2,835	2,976
Texas Water Development Board, State Water Implementation Fund,
Rev., 3.00%, 10/15/2033	2,000	1,908
Series A, Rev., 4.00%, 10/15/2033	1,900	1,925
Series A, Rev., 5.00%, 04/15/2026	100	103
Series A, Rev., 5.00%, 10/15/2030	500	507
Series A, Rev., 5.00%, 10/15/2047	2,480	2,536
Series B, Rev., 5.00%, 04/15/2049	11,535	11,971
Texas Water Development Board, State Water Implementation Revenue, Rev., 5.25%, 10/15/2046	2,000	2,043
Travis County Housing Finance Corp., Airport Gateway Apartments, Rev., 4.13%, 06/01/2045 (z)	190	191
Trinity River Authority Central Regional Wastewater System Revenue, Rev., 5.00%, 08/01/2029	1,500	1,625
University of Houston,
Series A, Rev., 5.00%, 02/15/2034	2,000	2,215
Series A, Rev., 5.00%, 02/15/2041	2,000	2,155
University of Texas, Series C, Rev., 5.00%, 08/15/2028	100	107
Upper Trinity Regional Water District, Rev., BAM, 4.25%, 08/01/2049	1,500	1,431

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Uptown Development Authority,
Tax Allocation, 4.00%, 09/01/2033	400	390
Tax Allocation, 4.00%, 09/01/2035	995	941
Waco Educational Finance Corp., Baylor University Issue,
Rev., 5.00%, 03/01/2035	1,500	1,635
Series A, Rev., 4.00%, 03/01/2036	750	762
Waller Consolidated Independent School District,
GO, BAM, 5.00%, 02/15/2040	2,800	3,035
GO, BAM, 5.00%, 02/15/2042	6,550	7,034
Waxahachie Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2049	2,500	2,385
GO, PSF-GTD, 4.25%, 02/15/2053	1,670	1,668
GO, PSF-GTD, 5.00%, 02/15/2028	1,250	1,326
GO, PSF-GTD, 5.00%, 02/15/2029	1,370	1,478
GO, PSF-GTD, 5.00%, 02/15/2035	1,135	1,288
GO, PSF-GTD, 5.00%, 02/15/2040	1,000	1,101
GO, PSF-GTD, 5.00%, 02/15/2041	1,000	1,097
GO, PSF-GTD, 5.00%, 02/15/2042	1,000	1,093
GO, PSF-GTD, 5.00%, 02/15/2043	1,500	1,632
GO, PSF-GTD, 5.00%, 02/15/2044	900	976
Weslaco Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	500	553
Whitesboro Independent School District, GO, PSF-GTD, 5.00%, 02/15/2028	550	583

		1,218,931

Utah — 0.9%
Black Desert Public Infrastructure District, Special Assessment, 5.63%, 12/01/2053 (e)	2,135	2,159
Canyons School District, Series B, GO, SCH BD GTY, 5.00%, 06/15/2027	1,000	1,050
City of Salt Lake City Airport Revenue,
Series A, Rev., AMT, 5.00%, 07/01/2028	1,875	1,955
Series A, Rev., AMT, 5.00%, 07/01/2037	5,000	5,247
Series A, Rev., AMT, 5.00%, 07/01/2046	5,000	5,154
Series A, Rev., AMT, 5.00%, 07/01/2047	2,560	2,581
Series A, Rev., AMT, 5.25%, 07/01/2040	2,400	2,591
Series A, Rev., AMT, 5.25%, 07/01/2041	1,000	1,075
Series A, Rev., AMT, 5.25%, 07/01/2042	2,750	2,947
Series A, Rev., AMT, 5.25%, 07/01/2048	2,750	2,909
County of Utah, IHC Health Services, Inc.,
Series A, Rev., 4.00%, 05/15/2045	10,020	9,518
Series B, Rev., 5.00%, 05/15/2060 (z)	625	638

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	215

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — continued
Downtown East Streetcar Sewer Public Infrastructure District, Senior Lien, Series A, GO, 6.00%, 03/01/2053 (e)	1,415	1,406
Firefly Public Infrastructure District No. 1 Assessment Area No. 1, Special Assessment, 5.63%, 12/01/2043 (e)	545	554
Intermountain Power Agency, Series A, Rev., 5.00%, 07/01/2030	500	552
Mida Mountain Village Public Infrastructure District, Subordinate, Series 2, Tax Allocation, 5.75%, 06/15/2044 (e)	3,295	3,358
Mountain Veterans Program Public Infrastructure District, Tax Allocation, 5.20%, 06/01/2054 (e)	1,190	1,196
Provo School District, GO, SCH BD GTY, 5.00%, 06/15/2028	2,000	2,135
Red Bridge Public Infrastructure District No. 1, Senior Infrastructure District, Series 1A, GO, 3.63%, 02/01/2035 (e)	600	487
State of Utah,
GO, 3.00%, 07/01/2034	2,000	1,877
Series B, GO, 5.00%, 07/01/2029	100	108
Timpanogos Special Service District, Rev., 5.00%, 06/01/2054	11,150	11,969
University of Utah (The), Series A, Rev., 5.00%, 08/01/2039	1,505	1,553
University of Utah, Board of Regents, Series A, Rev., 4.00%, 08/01/2040	1,750	1,765
Utah Housing Corp.,
Rev., GNMA/FNMA/FHLMC, 4.60%, 07/01/2044	2,275	2,282
Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	1,790	1,966
Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	2,690	2,988
Series A, Rev., GNMA/FNMA/FHLMC, 6.50%, 01/01/2054	1,445	1,579
Series C, Rev., GNMA/FNMA/FHLMC, 4.45%, 01/01/2044	1,350	1,335
Series C, Rev., GNMA/FNMA/FHLMC, 4.65%, 01/01/2049	2,000	2,006
Series C, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	2,000	2,189
Series I, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	4,780	5,338
Utah Housing Corp., Drawdown New City, Rev., FHA HUD, 3.63%, 02/01/2026	906	905
Utah Municipal Power Agency, Rev., 5.00%, 07/01/2038	8,900	9,077
Utah Telecommunication Open Infrastructure Agency,
Rev., 5.00%, 06/01/2025	115	116
Rev., 5.00%, 06/01/2027	130	135
Rev., 5.00%, 06/01/2031	210	231

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Utah — continued
Rev., 5.25%, 06/01/2035	700	782
Rev., 5.25%, 06/01/2037	2,250	2,498
Utah Transit Authority, Series A, Rev., 4.00%, 06/15/2036 (p)	1,500	1,506

		99,717

Vermont — 0.1%
Vermont Housing Finance Agency,
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	2,035	2,012
Series A, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/01/2049	205	206
Vermont Municipal Bond Bank, Vermont State Colleges System, Series A, Rev., 4.00%, 10/01/2034	250	257
Vermont Student Assistance Corp.,
Rev., AMT, 4.13%, 06/15/2036	500	482
Rev., AMT, 4.25%, 06/15/2037	850	823
Rev., AMT, 4.38%, 06/15/2038	750	732
Rev., AMT, 4.50%, 06/15/2039	800	786
Rev., AMT, 5.25%, 06/15/2030	600	635
Rev., AMT, 5.25%, 06/15/2031	700	745
Rev., AMT, 5.25%, 06/15/2032	950	1,016
Series A, Rev., AMT, 2.38%, 06/15/2039	425	389

		8,083

Virginia — 1.9%
Albemarle County Economic Development Authority, Westminster Canterbury of the Blue Ridge, Rev., 4.00%, 06/01/2035	1,365	1,391
Alexandria Redevelopment and Housing Authority, 431 S Columbus Street, Rev., HUD, 3.40%, 12/01/2054 (z)	1,000	997
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Rev., 5.00%, 07/01/2051	7,145	7,180
Commonwealth of Virginia, Series B, GO, 5.00%, 06/01/2027	1,000	1,028
County of Fairfax Sewer Revenue, Series A, Rev., 5.00%, 07/15/2037	685	780
County of Fairfax, Public Improvement, Series A, GO, 5.00%, 10/01/2031 (p)	945	969
County of Henrico Water & Sewer Revenue, Rev., 5.00%, 05/01/2046 (p)	1,000	1,026
Fairfax County Industrial Development Authority,
Rev., 4.00%, 05/15/2048	17,040	16,285
Rev., 4.13%, 05/15/2054	3,000	2,902
Fairfax County Industrial Development Authority, Inova Health System Project,
Rev., 4.00%, 05/15/2042	3,440	3,405
Rev., 5.00%, 05/15/2029	2,000	2,162

SEE NOTES TO FINANCIAL STATEMENTS.

216	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Fairfax County Redevelopment & Housing Authority, Dominion Square North Project, Rev., 5.00%, 01/01/2045 (z)	2,250	2,316
FHLMC Multifamily VRD Certificates, Series A, Rev., 2.25%, 12/15/2037	950	754
Halifax County Industrial Development Authority, Rev., 3.80%, 12/01/2041 (z)	1,000	1,011
Hampton Roads Sanitation District,
Series A, Rev., 5.00%, 11/01/2036	1,000	1,151
Series A, Rev., 5.00%, 11/01/2037	1,600	1,833
Series A, Rev., 5.00%, 11/01/2038	1,500	1,711
Hampton Roads Transportation Accountability Commission, Series A, Rev., BAN, 5.00%, 07/01/2027	6,310	6,625
Hampton Roads Transportation Accountability Commission, Senior Lien,
Series A, Rev., BAN, 5.00%, 07/01/2026 (p)	1,130	1,164
Series A, Rev., 5.00%, 07/01/2031	1,500	1,650
Series A, Rev., TRAN, 5.00%, 07/01/2038 (p)	1,000	1,063
Series A, Rev., 5.00%, 07/01/2039	2,100	2,262
Isle of Wight County Economic Development Authority, Riverside Health System,
Rev., AGM, 5.00%, 07/01/2036	750	822
Rev., AGM, 5.00%, 07/01/2037	500	546
Rev., AGM, 5.25%, 07/01/2043	1,620	1,780
Rev., AGM, 5.25%, 07/01/2053	5,000	5,320
James City County Economic Development Authority, Williamsburg Landing, Series A, Rev., 4.00%, 12/01/2035	150	144
Louisa Industrial Development Authority, Virginia Electric and Power Co. Project, Series B, Rev., 0.75%, 11/01/2035 (z)	2,125	2,063
Lynchburg Economic Development Authority, Centra Health Obligation Group,
Rev., 3.00%, 01/01/2051	4,750	3,550
Rev., 5.00%, 01/01/2029	700	740
Norfolk Airport Authority, Rev., 5.00%, 07/01/2038	1,175	1,241
Norfolk Redevelopment & Housing Authority, Braywood Manor Apartments Project, Rev., HUD, 5.00%, 05/01/2043 (z)	350	357
Norfolk Redevelopment & Housing Authority, Fort Norfolk Retirement Community Harbor, Rev., 4.38%, 01/01/2039	1,400	1,275
Roanoke Economic Development Authority, Carilion Clinic Obligation Group, Rev., 5.00%, 07/01/2047	2,000	2,218
Upper Occoquan Sewage Authority,
Rev., 4.00%, 07/01/2033 (p)	2,630	2,642

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Virginia — continued
Rev., 5.00%, 07/01/2027 (p)	2,485	2,509
Virginia Beach Development Authority, Temps 50Sm Westminster Canterbury, Rev., 5.38%, 09/01/2029	2,000	2,055
Virginia Beach Development Authority, Westminster Canterbury, Rev., 5.00%, 09/01/2044	2,215	2,220
Virginia Beach Development Authority, Westminster Canterbury on Chesapeake Bay, Rev., 6.50%, 09/01/2043	3,300	3,707
Virginia College Building Authority,
Rev., 4.00%, 02/01/2043	2,000	1,968
Series A, Rev., 3.00%, 02/01/2028	4,000	3,947
Series A, Rev., 4.00%, 02/01/2034	3,500	3,572
Virginia College Building Authority, 21st Century College & Equipment,
Rev., 4.00%, 02/01/2044	5,000	4,917
Rev., 5.00%, 02/01/2028	1,000	1,062
Virginia College Building Authority, 21st Century College and Equipment,
Rev., 4.00%, 02/01/2040	1,815	1,824
Rev., 5.00%, 02/01/2029	1,000	1,079
Rev., 5.00%, 02/01/2033	3,750	4,083
Virginia College Building Authority, Marymount University Project, Series A, Rev., 5.00%, 07/01/2045 (e)	1,000	816
Virginia Commonwealth University Health System Authority, Rev., VRDO, LOC: TD Bank NA, 3.95%, 01/02/2025 (z)	14,700	14,700
Virginia Housing Development Authority,
Rev., 4.40%, 10/01/2044	1,000	982
Series E1, Rev., 4.35%, 10/01/2044	685	684
Series G, Rev., 5.05%, 11/01/2047	1,750	1,809
Virginia Housing Development Authority, Commonwealth Mortgage Bond, Rev., 3.63%, 07/01/2055 (z)	2,800	2,789
Virginia Port Authority, Series B, Rev., AMT, 5.00%, 07/01/2045	5,000	5,009
Virginia Port Authority Commonwealth Port Fund, Rev., AMT, 5.00%, 07/01/2039 (p)	1,955	1,969
Virginia Public Building Authority, Rev., 5.00%, 08/01/2034	4,000	4,612
Virginia Public Building Authority, Bidding Group 1, Series A, Rev., 5.00%, 08/01/2033	1,000	1,128
Virginia Public School Authority, Series B, Rev., 5.00%, 08/01/2052	3,670	3,901
Virginia Resources Authority Clean Water Revolving Fund, Revolving Fund, Series B, Rev., 4.00%, 10/01/2027	5,000	5,002
Virginia Resources Authority, Virginia Pooled Financing, Rev., 5.00%, 11/01/2028	1,510	1,622

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	217

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Virginia Resources Authority, Virginia Pooled Financing Program, Rev., 5.00%, 11/01/2028	1,000	1,075
Virginia Small Business Financing Authority, National Senior Campuses,
Series A, Rev., 5.00%, 01/01/2025	700	700
Series A, Rev., 5.00%, 01/01/2032	1,500	1,585
Virginia Small Business Financing Authority, Pure Salmon Virginia, LLC, Rev., AMT, 4.00%, 11/01/2052 (z)	3,305	3,306
Virginia Small Business Financing Authority, Senior Lien 95 Express,
Rev., AMT, 5.00%, 07/01/2032	400	421
Rev., AMT, 5.00%, 07/01/2033	2,320	2,433
Rev., AMT, 5.00%, 01/01/2036	200	209
Rev., AMT, 5.00%, 07/01/2037	1,000	1,037
Virginia Small Business Financing Authority, Senior Lien Elizabeth River, Rev., AGM-CR, AMT, 3.00%, 01/01/2041	4,000	3,309
Virginia Small Business Financing Authority, Senior Lien, 495 Hot,
Rev., AMT, 5.00%, 06/30/2040	3,735	3,908
Rev., AMT, 5.00%, 06/30/2041	3,470	3,619
Rev., AMT, 5.00%, 12/31/2047	1,000	1,032
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River,
Rev., AMT, 3.00%, 01/01/2041	4,740	3,828
Rev., AMT, 4.00%, 01/01/2030	3,125	3,134
Rev., AMT, 4.00%, 01/01/2033	1,500	1,499
Rev., AMT, 4.00%, 01/01/2034	2,250	2,239
Virginia Small Business Financing Authority, Transform 66 P3 Project,
Rev., AMT, 5.00%, 12/31/2047	2,575	2,592
Rev., AMT, 5.00%, 12/31/2052	8,425	8,454
Rev., AMT, 5.00%, 12/31/2056	6,250	6,262
Williamsburg Economic Development Authority, Williamsburg Properties LLC,
Rev., AGM, 4.00%, 07/01/2048	1,245	1,180
Rev., AGM, 5.25%, 07/01/2053	5,100	5,486
Winchester Economic Development Authority, Valley Health Systems Obligation, Rev., 4.00%, 01/01/2037	2,000	1,957
Wise County Industrial Development Authority, Electric and Power Company Project, Series A, Rev., 0.75%, 10/01/2040 (z)	4,500	4,368

		223,962

Washington — 3.3%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue, Series S1, Rev., 5.00%, 11/01/2035 (p)	1,085	1,102

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
Chelan County Public Utility District No. 1, Series C, Rev., AMT, 5.00%, 07/01/2026	1,285	1,316
City of Seattle Municipal Light & Power Revenue,
Rev., 4.00%, 09/01/2040	1,000	974
Series B, Rev., (SIFMA Municipal Swap Index + 0.25%), 3.85%, 05/01/2045 (aa)	2,000	1,968
City of Seattle Municipal Light & Power Revenue, Green Bond, Series A, Rev., 4.00%, 07/01/2040	1,300	1,309
City of Seattle WA Municipal Light & Power Revenue, Series A, Rev., 4.00%, 01/01/2047	10,000	9,661
City of Seattle, Drainage & Wastewater Revenue, Rev., 4.00%, 05/01/2044	945	904
City of Tacoma, Electric System Revenue, Series A, Rev., 4.00%, 01/01/2042	5,460	5,335
Clark County Public Utility District No. 1, Rev., 4.00%, 01/01/2034	665	686
County of Grant, GO, 5.25%, 12/01/2047	1,000	1,089
County of King,
GO, 5.00%, 12/01/2042	5,155	5,664
Series A, GO, 5.00%, 12/01/2034	1,335	1,467
County of King, Sewer Revenue, Junior Lien, Rev., VRDO, 3.95%, 01/02/2025 (z)	31,055	31,055
Energy Northwest,
Rev., 5.00%, 07/01/2025	5,000	5,048
Series A, Rev., 5.00%, 07/01/2039	1,000	1,119
Energy Northwest Washington, Project 3 Electric Revenue, Series C, Rev., 5.00%, 07/01/2027	100	105
Energy Northwest, Columbia Generating Station,
Rev., 4.00%, 07/01/2035	5,265	5,268
Rev., 4.00%, 07/01/2042	1,625	1,626
Energy Northwest, Project 1, Series A, Rev., 5.00%, 07/01/2028	4,550	4,591
Fircrest Properties, Sustainable Bonds State of Water, Rev., 5.50%, 06/01/2049	3,000	3,332
Grant County Public Hospital District No. 2, GO, 5.50%, 12/01/2044	900	948
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project,
Rev., 5.00%, 01/01/2040	1,250	1,368
Series A, Rev., 5.00%, 01/01/2043 (p)	1,555	1,584
Grant County, Public Utility District No. 2, Electric Revenue,
Series 2017-O, Rev., 5.00%, 01/01/2047	4,950	5,085
Series R, Rev., 2.00%, 01/01/2044 (z)	1,500	1,478
Jefferson County Public Hospital District No. 2, Jefferson Healthcare, Series A, Rev., 6.63%, 12/01/2043	7,500	7,756

SEE NOTES TO FINANCIAL STATEMENTS.

218	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
King & Snohomish Counties School District No. 417 Northshore, GO, SCH BD GTY, 5.00%, 12/01/2042	3,855	4,247
King County Housing Authority, Rev., 5.00%, 11/01/2029	1,325	1,393
King County Public Hospital District No. 4, GO, 5.00%, 12/01/2038	1,000	998
King County School District No. 401 Highline, GO, SCH BD GTY, 5.00%, 12/01/2041	5,030	5,495
King County School District No. 405 Bellevue,
GO, SCH BD GTY, 3.00%, 12/01/2037	5,385	4,862
GO, SCH BD GTY, 3.00%, 12/01/2038	1,925	1,717
Pierce County School District No. 10 Tacoma, GO, SCH BD GTY, 5.00%, 12/01/2048	4,000	4,333
Pierce County School District No. 10 Tacoma, Social Bonds, Series B, GO, SCH BD GTY, 4.00%, 12/01/2042	10,000	9,954
Port of Seattle,
Series A, Rev., AMT, 5.00%, 05/01/2036	2,000	2,035
Series B, Rev., AMT, 5.00%, 05/01/2028	4,000	4,177
Port of Seattle Industrial Development Corp., Special Facilities Delta Airline, Rev., AMT, 5.00%, 04/01/2030	2,000	2,001
Port of Seattle WA,
Rev., AMT, 5.00%, 07/01/2028	2,250	2,354
GO, AMT, 5.00%, 06/01/2048	10,000	10,477
Rev., AMT, 5.25%, 07/01/2043	5,000	5,370
Rev., AMT, 5.25%, 07/01/2044	14,000	14,988
Port of Seattle, Intermediate Lien,
Rev., AMT, 5.00%, 08/01/2026	1,000	1,021
Rev., 5.00%, 02/01/2028	900	916
Rev., AMT, 5.00%, 04/01/2028	2,250	2,348
Rev., AMT, 5.00%, 08/01/2028	1,000	1,047
Rev., AMT, 5.00%, 04/01/2030	4,000	4,185
Rev., AMT, 5.00%, 04/01/2032	2,110	2,199
Rev., AMT, 5.00%, 04/01/2044	2,000	2,047
Rev., AMT, 5.00%, 08/01/2046	3,500	3,607
Rev., AMT, 5.00%, 08/01/2047	1,250	1,290
Rev., AMT, 5.50%, 08/01/2047	1,000	1,064
Series C, Rev., AMT, 5.00%, 05/01/2026	1,000	1,018
Series C, Rev., AMT, 5.00%, 05/01/2028	1,415	1,458
Series C, Rev., AMT, 5.00%, 05/01/2034	3,455	3,530
Series C, Rev., AMT, 5.00%, 08/01/2034	5,000	5,293
Seattle Housing Authority, Northgate Plaza Project, Rev., 1.00%, 06/01/2026	2,045	1,950
Skagit County Public Hospital District No. 1, Rev., 5.50%, 12/01/2054	4,500	4,743

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
Skagit County Public Hospital District No. 1, Improvement Skagit Regional Health, Rev., 5.00%, 12/01/2031	2,145	2,170
Spokane County School District No. 81 Spokane, Series C, GO, SCH BD GTY, 5.00%, 12/01/2034	2,000	2,091
State of Washington,
GO, 4.00%, 06/01/2043	2,975	2,970
Series 2020A, GO, 5.00%, 08/01/2038	1,500	1,598
Series 2021A, GO, 5.00%, 06/01/2034	1,000	1,090
Series A1, GO, 5.00%, 08/01/2040	13,645	13,732
Series A3, GO, 5.00%, 08/01/2044	1,000	1,079
Series A, GO, 5.00%, 08/01/2036	1,475	1,603
Series A, GO, 5.00%, 08/01/2040	3,890	4,179
Series B, GO, 5.00%, 07/01/2025	75	76
Series B, GO, 5.00%, 07/01/2027	1,000	1,019
Series B, GO, 5.00%, 06/01/2035	4,760	5,175
Series B, GO, 5.00%, 02/01/2040	20,000	20,028
Series B, GO, 5.00%, 06/01/2044	5,000	5,434
Series B, GO, 5.00%, 06/01/2045	2,900	3,143
Series D, GO, 4.00%, 07/01/2033	2,000	2,086
Series F, GO, AMBAC, Zero Coupon, 12/01/2029	1,000	850
Series R, GO, 5.00%, 02/01/2031	1,000	1,111
Series R, GO, 5.00%, 08/01/2031	750	839
Series R, GO, 5.00%, 08/01/2040	1,545	1,728
Series RC, GO, 5.00%, 08/01/2029	100	105
Series R-2015E, GO, 5.00%, 07/01/2025	1,000	1,000
Series R-2017A, GO, 5.00%, 08/01/2027	1,000	1,030
Series R-2022B, GO, 4.00%, 02/01/2035	500	516
Series R-2022D, GO, 4.00%, 07/01/2028	3,140	3,246
State of Washington, Bid Group 1, Series C, GO, 5.00%, 02/01/2028	1,490	1,584
State of Washington, Bid Group 2, Series C, GO, 5.00%, 02/01/2046	7,000	7,590
State of Washington, MVFT/VRF GO Bonds,
Series F, GO, 5.00%, 06/01/2034	4,080	4,509
Series F, GO, 5.00%, 06/01/2038	2,775	3,023
State of Washington, Various Purpose, Series A, GO, 5.00%, 08/01/2041	10,000	10,441
Three Rivers Regional Wastewater Authority, Sustainable Bond,
Rev., BAM, 4.00%, 09/01/2042	1,750	1,711
Rev., BAM, 4.00%, 09/01/2043	1,000	976
Thurston County School District No. 111 Olympia, GO, SCH BD GTY, 5.00%, 12/01/2026	1,275	1,323
University of Washington,
Rev., 5.00%, 04/01/2026 (p)	1,500	1,538
Series B, Rev., 4.00%, 06/01/2035	3,075	3,077

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	219

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Washington Health Care Facilities Authority, Multicare Health System, Series B, Rev., 5.00%, 08/15/2037	1,200	1,231
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance,
Rev., 4.00%, 12/01/2040 (e)	1,510	1,457
Rev., 5.00%, 09/01/2045	1,000	1,040
Washington Health Care Facilities Authority, Seattle Children’s Hospital, Series A, Rev., 4.00%, 10/01/2045	7,500	7,168
Washington Health Care Facilities Authority, Unrefunded Providence Health, Rev., 5.00%, 10/01/2041	9,500	9,519
Washington Health Care Facilities Authority, Unrefunded Providence Health & Services, Rev., 5.00%, 10/01/2044	4,365	4,372
Washington Health Care Facilities Authority, Virginia Mason Medical Center, Rev., 5.00%, 08/15/2036	5,500	5,602
Washington State Convention Center Public Facilities District, Rev., 5.00%, 07/01/2058	3,150	3,203
Washington State Convention Center Public Facilities District, Subordinated Sustainable Bond, Rev., 5.00%, 07/01/2032	1,540	1,638
Washington State Housing Finance Commission,
Rev., 0.00%, 03/20/2040	5,907	5,645
Rev., 3.38%, 04/20/2037	2,402	2,145
Rev., 3.50%, 12/20/2035	5,643	5,212
Washington State Housing Finance Commission, Ardea at Totem Lake Apartments, Rev., 5.00%, 12/01/2043 (z)	6,540	6,674
Washington State Housing Finance Commission, Downtowner Apartments Project, Rev., LIQ: FHLMC, 3.70%, 07/01/2030	2,000	2,013
Washington State Housing Finance Commission, Social Bond, Series 2N, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2051	845	819

		385,363

West Virginia — 0.2%
Monongalia County Commission Excise Tax District, Series A, Rev., 4.13%, 06/01/2043 (e)	465	412
Monongalia County Commission Special District, Refunding and Improvement, University Town Center, Series A, Rev., 5.50%, 06/01/2037 (e)	1,050	1,067

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

West Virginia — continued
Monongalia County Commission Special District, University Town Center, Series A, Rev., 5.75%, 06/01/2043 (e)	500	509
West Virginia Economic Development Authority, Appalachian Power Company Amos Project, Rev., AMT, 1.00%, 01/01/2041 (z)	2,765	2,695
West Virginia Economic Development Authority, Provident Group Marshall Properties,
Rev., AGM, 5.00%, 07/01/2035	3,150	3,450
Rev., AGM, 5.00%, 07/01/2036	3,000	3,274
Rev., AGM, 5.00%, 07/01/2037	2,250	2,447
West Virginia Hospital Finance Authority, Rev., 5.75%, 09/01/2043	5,250	5,735
West Virginia Hospital Finance Authority, Improvement, University Health System Obligation, Rev., 5.00%, 06/01/2052	2,000	2,034
West Virginia Housing Development Fund, Sustainable Bonds, Series A, Rev., 4.40%, 11/01/2044	4,000	3,918
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 06/01/2038	1,000	1,082

		26,623

Wisconsin — 2.5%
City of Milwaukee, Promissory Notes,
Series N3, GO, AGM, 5.00%, 04/01/2031	5,500	6,051
Series N4, GO, 5.00%, 04/01/2030	10,150	10,904
City of Milwaukee, Sewerage System Revenue, Series S7, Rev., 5.00%, 06/01/2026	2,665	2,720
Milwaukee Metropolitan Sewerage District, Green Bond, Series A, GO, 3.00%, 10/01/2031	1,700	1,638
Milwaukee Metropolitan Sewerage District, Green Bond Climate Bond Certificate, GO, 4.00%, 10/01/2043	6,150	6,014
Public Finance Authority, Rev., 5.20%, 12/01/2037	2,450	2,516
Public Finance Authority, A Challenge Foundation Academy,
Rev., 6.63%, 07/01/2043 (e)	700	726
Rev., 6.88%, 07/01/2053 (e)	1,650	1,711
Public Finance Authority, Carmelite System, Social Bonds, Rev., 5.00%, 01/01/2045	1,105	1,115
Public Finance Authority, Celanese Project, Series C, Rev., AMT, 4.30%, 11/01/2030	5,000	5,000
Public Finance Authority, CFP3 Eastern Michigan University,
Rev., BAM, 5.00%, 07/01/2029	500	534
Rev., BAM, 5.25%, 07/01/2034	260	287
Rev., BAM, 5.25%, 07/01/2042	5,625	6,017

SEE NOTES TO FINANCIAL STATEMENTS.

220	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Rev., BAM, 5.38%, 07/01/2047	8,025	8,555
Rev., BAM, 5.50%, 07/01/2052	6,005	6,405
Public Finance Authority, CHF Wilmington LLC University, Rev., AGM, 5.00%, 07/01/2053	3,970	4,022
Public Finance Authority, Duke Energy Progress, Rev., 3.70%, 10/01/2046 (z)	1,525	1,516
Public Finance Authority, Givens Estates, Rev., 4.00%, 12/01/2041	1,000	919
Public Finance Authority, Ku Campus Development Corp. Project, Rev., 5.00%, 03/01/2041	3,000	3,032
Public Finance Authority, KU Campus Development Corp. Project, Rev., 5.00%, 03/01/2046	6,495	6,551
Public Finance Authority, Lake Norman Charter School, Rev., 5.00%, 06/15/2064	4,630	4,649
Public Finance Authority, Lenoir Rhyne University,
Rev., 5.00%, 04/01/2036	1,625	1,651
Rev., 5.00%, 04/01/2037	1,705	1,727
Public Finance Authority, Miami Waterworld Center Project, Tax Allocation, 5.00%, 06/01/2041 (e)	4,570	4,655
Public Finance Authority, Point College Prep Project,
Rev., 4.00%, 06/15/2030 (e)	200	187
Rev., 5.00%, 06/15/2041 (e)	250	229
Public Finance Authority, Renown Regional Medical Center Project,
Rev., 5.00%, 06/01/2026	500	508
Rev., 5.00%, 06/01/2027	425	439
Rev., 5.00%, 06/01/2028	600	628
Rev., 5.00%, 06/01/2034	1,000	1,062
Public Finance Authority, Senior Lien, Grand Hyatt San Antonio Hotel Acquisition Project, Rev., 5.00%, 02/01/2042	4,000	4,071
Public Finance Authority, Two Steps Project, Rev., Zero Coupon, 12/15/2034 (e)	2,132	1,178
Public Finance Authority, United Methodist Retirement, Rev., 4.00%, 10/01/2026	60	60
Public Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 1.10%, 07/01/2029 (z)	1,445	1,386
Rev., AMT, 2.63%, 11/01/2025	5,000	4,933
State of Wisconsin,
GO, 5.00%, 05/01/2026	7,000	7,193
Series 1, GO, 5.00%, 05/01/2027	2,400	2,512
Series 1, GO, 5.00%, 05/01/2033 (w)	770	875
Series 1, GO, 5.00%, 05/01/2035 (w)	1,375	1,585
Series 1, GO, 5.00%, 05/01/2036 (w)	1,000	1,148
Series 2, GO, 5.00%, 05/01/2034	1,000	1,138

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
Series 2024-2, GO, 5.00%, 05/01/2027	2,000	2,094
Series 20212, GO, 5.00%, 05/01/2026	5,850	6,012
Series B, GO, 4.00%, 05/01/2039	500	505
Series B, GO, 5.00%, 05/01/2035	10,580	11,353
University of Wisconsin Hospitals & Clinics,
Rev., VRDO, 3.80%, 01/02/2025 (z)	26,325	26,325
Rev., 5.00%, 04/01/2027	900	938
University of Wisconsin Hospitals & Clinics, Green Bond University of Wisconsin Hospital, Rev., 4.00%, 04/01/2035	440	446
University of Wisconsin Hospitals & Clinics, Green Bonds, Rev., 4.00%, 04/01/2046	4,120	3,899
Wisconsin Center District, Capital Appreciation Senior Dedicated,
Series C, Rev., AGM, Zero Coupon, 12/15/2036	1,550	917
Series C, Rev., AGM, Zero Coupon, 12/15/2039	1,750	885
Series C, Rev., AGM, Zero Coupon, 12/15/2040	1,650	790
Series D, Rev., AGM, Zero Coupon, 12/15/2028	545	468
Wisconsin Center District, Junior Dedicated, Series D, Rev., AGM, Zero Coupon, 12/15/2045	8,500	3,182
Wisconsin Department of Transportation, Series A, Rev., 5.00%, 07/01/2027	1,675	1,760
Wisconsin Health & Educational Facilities Authority,
Rev., 4.50%, 11/15/2039	4,000	4,000
Rev., 5.00%, 10/01/2029	5,940	6,376
Rev., 5.00%, 10/01/2030	6,355	6,911
Wisconsin Health & Educational Facilities Authority Revenue, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2027	500	527
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Health Care,
Rev., 4.00%, 08/15/2035	1,250	1,252
Rev., 4.00%, 08/15/2037	1,605	1,598
Rev., 4.00%, 08/15/2038	1,680	1,666
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Healthcare, Rev., 5.00%, 08/15/2054 (z)	2,590	2,649
Wisconsin Health & Educational Facilities Authority, Ascension Health Alliance Senor, Rev., 4.00%, 11/15/2043	2,045	1,962
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group,
Rev., 4.00%, 11/15/2039	10,500	10,161
Rev., 5.00%, 11/15/2035	4,500	4,570
Wisconsin Health & Educational Facilities Authority, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2036	1,500	1,522

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	221

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligated Group, Rev., 5.00%, 08/15/2038	1,000	1,042
Wisconsin Health & Educational Facilities Authority, Bellin Memorial Hospital, Inc.,
Rev., 5.00%, 12/01/2045	2,500	2,631
Series B, Rev., 5.25%, 12/01/2048	3,000	3,184
Wisconsin Health & Educational Facilities Authority, Beloit Health System, Inc., Rev., 4.00%, 07/01/2046	1,870	1,723
Wisconsin Health & Educational Facilities Authority, Forensic Science and Protective Medicine Facility Project, Rev., 5.00%, 08/01/2027 (e)	7,000	7,117
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Series A, Rev., 4.00%, 04/01/2039	2,710	2,670
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc.,
Series A, Rev., 5.00%, 04/01/2030	1,280	1,387
Series A, Rev., 5.00%, 04/01/2033	1,010	1,108
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc. Obligated,
Rev., 4.00%, 04/01/2039	5,000	4,809
Rev., 5.00%, 04/01/2035	1,325	1,363
Wisconsin Health & Educational Facilities Authority, Gundersen Health System,
Rev., 4.00%, 10/15/2035	545	547
Rev., 4.00%, 10/15/2036	2,100	2,096
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System,
Rev., 5.00%, 02/15/2047	1,955	1,927
Rev., 5.00%, 02/15/2051 (z)	2,600	2,648
Series B, Rev., 5.00%, 02/15/2042	1,000	1,001
Series B, Rev., 5.00%, 02/15/2046	8,935	8,828
Wisconsin Health & Educational Facilities Authority, The Medical College of Wisconsin, Rev., 4.00%, 12/01/2046	3,000	2,846
Wisconsin Health & Educational Facilities Authority, The Milwaukee Regional Medical Center, Rev., 5.00%, 04/01/2044	2,500	2,564
Wisconsin Health & Educational Facilities Authority, Three Pillars Senior Living Communities, Rev., 4.19%, 08/15/2055	1,000	561
Wisconsin Housing & Economic Development Authority,
Rev., 5.00%, 08/01/2058 (z)	245	251
Series D, Rev., 4.00%, 03/01/2047	60	60
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Rev., GNMA/FNMA/FHLMC, 6.00%, 03/01/2055	1,990	2,153

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Sustainable Bond,
Series A, Rev., GNMA/FNMA/FHLMC, 4.38%, 09/01/2044	7,000	6,900
Series C, Rev., GNMA/FNMA/FHLMC, 6.00%, 03/01/2055	695	757
Wisconsin Housing & Economic Development Authority Housing Revenue, Series E, Rev., HUD, 3.88%, 11/01/2054 (z)	830	832
Wisconsin Housing & Economic Development Authority, Social Bonds,
Series A, Rev., 3.00%, 03/01/2052	695	677
Series C, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 09/01/2052	1,085	1,058

		283,555

Wyoming — 0.1%
Consolidated Municipalities Electric Power Systems Joint Powers Board, Rev., 5.25%, 06/01/2039	1,000	1,103
County of Laramie, Cheyenne Regional Medical Center, Rev., 4.00%, 05/01/2026	615	620
County of Sweetwater, Idaho Power Company Project, Rev., 1.70%, 07/15/2026	1,045	1,005
Wyoming Community Development Authority,
Rev., 6.00%, 12/01/2054	480	520
Series 2, Rev., 3.00%, 06/01/2049	810	792
Series 2, Rev., VRDO, LIQ: Royal Bank of Canada, 3.60%, 01/07/2025 (z)	3,000	3,000
Series 3, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 06/01/2050	1,015	997
Series 3, Rev., GNMA/FNMA/FHLMC, 4.70%, 12/01/2043	5,000	5,066
Series 6, Rev., 3.90%, 12/01/2034	2,435	2,404

		15,507

Total Municipal Bonds
(Cost $11,514,940)		11,329,009

Short-Term Investments — 1.2%
Municipal Bonds — 0.1% (t)
Bergen County Improvement Authority (The), Rev., CNTY GTD, 4.50%, 05/28/2025	4,025	4,044
Chicago Midway International Airport, Senior, Series C, Rev., AMT, 5.00%, 01/01/2025	3,000	3,000
City of Chicago, Series B, GO, 5.00%, 01/01/2025	1,250	1,250

SEE NOTES TO FINANCIAL STATEMENTS.

222	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Municipal Bonds — continued
County of Lorain, GO, BAN, 4.38%, 05/01/2025	1,280	1,283
State of Illinois, GO, 5.00%, 02/01/2025	5,000	5,005

Total Municipal Bonds		14,582

Time Deposits — 1.1%
Citibank NA, 3.68%, 01/02/2025	121,623	121,623
Royal Bank of Canada, 3.68%, 01/02/2025	761	761

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Time Deposits — continued
Sumitomo Mitsui Banking Corp., 3.68%, 01/02/2025	7,043	7,043

Total Time Deposits		129,427

Total Short-Term Investments
(Cost $144,005)		144,009

Total Investments — 99.1%
(Cost — $11,658,945)		11,473,018

Other Assets in Excess of Liabilities — 0.9%		109,254

NET ASSETS — 100.0%		$11,582,272

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAM	— Insured by Build America Mutual
BAN	— Bond Anticipation Note
CNTY	— County
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GAN	— Grant Anticipation Note
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HUD	— U.S. Department of Housing and Urban Development
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
NATL	— Insured by National Public Finance Guarantee Corp.
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
Rev.	— Revenue
SCH BD GTY	— School Bond Guaranty
SIFMA	— Securities Industry and Financial Markets Association

SOFR	— Secured Overnight Financing Rate
SONYMA	— State of New York Mortgage Agency
TRAN	— Tax & Revenue Anticipation Note
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of December 31, 2024.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next put date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of December 31, 2024.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2024

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	223

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 2.5%
522 Funding CLO 2020-6 Ltd., (Cayman Islands), Series 2020-6A, Class A1R2, (CME Term SOFR 3 Month + 1.20%), 5.76%, 10/23/2034 (e) (aa)	1,670	1,670
Affirm Asset Securitization Trust,
Series 2023-B, Class A, 6.82%, 09/15/2028 (e)	1,415	1,435
Series 2024-A, Class 1A, 5.61%, 02/15/2029 (e)	920	927
AIMCO CLO 17 Ltd., (Jersey), Series 2022-17A, Class D1R, (CME Term SOFR 3 Month + 2.90%), 7.53%, 07/20/2037 (e) (aa)	1,000	1,007
Americredit Automobile Receivables Trust,
Series 2023-1, Class A2A, 5.84%, 10/19/2026	46	46
Series 2023-1, Class A3, 5.62%, 11/18/2027	2,966	2,988
Series 2023-1, Class C, 5.80%, 12/18/2028	240	244
AmeriCredit Automobile Receivables Trust,
Series 2023-2, Class A3, 5.81%, 05/18/2028	1,102	1,119
Series 2024-1, Class A2A, 5.75%, 02/18/2028	736	739
Series 2024-1, Class A3, 5.43%, 01/18/2029	675	682
AMMC CLO 23 Ltd., (Cayman Islands), Series 2020-23A, Class A1R2, (CME Term SOFR 3 Month + 1.42%), 6.07%, 04/17/2035 (e) (aa)	1,500	1,503
AMMC CLO 25 Ltd., (Cayman Islands), Series 2022-25A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 6.01%, 04/15/2035 (e) (aa)	1,360	1,365
Apidos CLO XL Ltd., (Jersey), Series 2022-40A, Class D1R, (CME Term SOFR 3 Month + 2.90%), 7.56%, 07/15/2037 (e) (aa)	2,000	2,013
Apidos Loan Fund Ltd., (Cayman Islands), Series 2024-1A, Class A1, (CME Term SOFR 3 Month + 1.27%), 5.90%, 04/25/2035 (e) (aa)	2,050	2,053
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (CME Term SOFR 3 Month + 1.31%), 5.97%, 01/15/2032 (e) (aa)	189	189
Ares XXVIIIR CLO Ltd., (Cayman Islands), Series 2018-28RA, Class A1R, (CME Term SOFR 3 Month + 1.15%), 5.80%, 10/17/2030 (e) (aa)	6,705	6,711
Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.02%, 02/20/2027 (e)	1,150	1,122

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Bain Capital Credit CLO 2019-1, (Cayman Islands), Series 2019-1A, Class AR2, (CME Term SOFR 3 Month + 1.23%), 5.85%, 04/19/2034 (e) (aa)	1,500	1,501
Ballyrock CLO 2019-2 Ltd., (Cayman Islands), Series 2019-2A, Class A1RR, (CME Term SOFR 3 Month + 1.40%), 5.92%, 02/20/2036 (e) (aa)	1,000	1,003
Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class A, (United States 30 Day Average SOFR + 1.10%), 5.67%, 12/26/2031 (e) (aa)	499	500
Benefit Street Partners CLO IV Ltd., (Cayman Islands), Series 2014-IVA, Class AR4, (CME Term SOFR 3 Month + 1.35%), 5.97%, 04/20/2034 (e) (aa)	610	611
BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.16%, 11/25/2025	944	945
Buckhorn Park CLO Ltd., (Cayman Islands), Series 2019-1A, Class ARR, (CME Term SOFR 3 Month + 1.07%), 5.63%, 07/18/2034 (e) (aa)	1,200	1,201
Capital One Multi-Asset Execution Trust,
Series 2005-B3, Class B3, (CME Term SOFR 3 Month + 0.81%), 5.47%, 05/15/2028 (aa)	1,310	1,309
Series 2022-A1, Class A1, 2.80%, 03/15/2027	1,110	1,106
Carlyle Global Market Strategies CLO 2015-4 Ltd., (Cayman Islands), Series 2015-4A, Class A1JR, (CME Term SOFR 3 Month + 1.55%), 6.17%, 07/20/2032 (e) (aa)	1,500	1,503
CARLYLE US CLO 2018-2 Ltd., (Cayman Islands), Series 2018-2A, Class A2R, (CME Term SOFR 3 Month + 1.80%), 6.46%, 10/15/2031 (e) (aa)	1,210	1,212
Carmax Auto Owner Trust,
Series 2023-2, Class B, 5.18%, 11/15/2028	2,200	2,214
Series 2023-3, Class A3, 5.28%, 05/15/2028	1,088	1,097
CarMax Auto Owner Trust,
Series 2023-1, Class B, 4.98%, 01/16/2029	1,670	1,674
Series 2024-2, Class A3, 5.50%, 01/16/2029	1,002	1,018
Carmax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027	488	491
CarVal CLO VII-C Ltd., (Jersey), Series 2023-1A, Class D1R, (CME Term SOFR 3 Month + 3.15%), 7.77%, 07/20/2037 (e) (aa)	2,000	2,031
Carvana Auto Receivables Trust,
Series 2021-N1, Class A, 0.70%, 01/10/2028	65	63
Series 2022-P1, Class A3, 3.35%, 02/10/2027	809	806

SEE NOTES TO FINANCIAL STATEMENTS.

224	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Cedar Funding VII CLO Ltd., (Cayman Islands), Series 2018-7A, Class AR, (CME Term SOFR 3 Month + 1.08%), 5.70%, 01/20/2031 (e) (aa)	1,003	1,004
CIFC Funding 2021-IV Ltd., (Cayman Islands), Series 2021-4A, Class DR, (CME Term SOFR 3 Month + 2.95%), 8.12%, 07/23/2037 (e) (aa)	1,000	1,007
CIFC Funding Ltd., (Cayman Islands), Series 2013-2A, Class A1L2, (CME Term SOFR 3 Month + 1.26%), 5.89%, 10/18/2030 (e) (aa)	270	271
Citizens Auto Receivables Trust,
Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)	2,160	2,184
Series 2023-2, Class A2A, 6.09%, 10/15/2026 (e)	333	333
Series 2023-2, Class A3, 5.83%, 02/15/2028 (e)	1,235	1,252
Clover CLO 2021-3 LLC, Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.07%), 0.00%, 01/25/2035 (e) (aa) (w)	940	940
Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.48%, 03/15/2033 (e)	1,630	1,648
Dell Equipment Finance Trust, Series 2023-1, Class A3, 5.65%, 09/22/2028 (e)	1,016	1,019
Discover Card Execution Note Trust,
Series 2022-A3, Class A3, 3.56%, 07/15/2027	1,835	1,826
Series 2022-A4, Class A, 5.03%, 10/15/2027	2,205	2,216
Series 2023-A2, Class A, 4.93%, 06/15/2028	205	206
DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 07/20/2026 (e)	296	297
DLLMT LLC, Series 2024-1A, Class A3, 4.84%, 08/21/2028 (e)	1,200	1,203
Dryden 104 CLO Ltd., (Cayman Islands), Series 2022-104A, Class A1R, (CME Term SOFR 3 Month + 1.29%), 5.81%, 08/20/2034 (e) (aa)	980	982
Elmwood CLO X Ltd., (Cayman Islands), Series 2021-3A, Class A1R, (CME Term SOFR 3 Month + 1.27%), 5.89%, 04/20/2034 (e) (aa)	1,500	1,502
Enterprise Fleet Financing LLC,
Series 2024-1, Class A2, 5.23%, 03/20/2030 (e)	1,226	1,235
Series 2024-4, Class A2, 4.69%, 07/20/2027 (e)	670	671
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74%, 05/15/2029	737	746

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

First Investors Auto Owner Trust, Series 2022-2A, Class A, 6.26%, 07/15/2027 (e)	132	132
First National Master Note Trust, Series 2023-1, Class A, 5.13%, 04/15/2029	1,340	1,348
Flagship Credit Auto Trust,
Series 2022-3, Class A3, 4.55%, 04/15/2027 (e)	656	656
Series 2023-1, Class A3, 5.01%, 08/16/2027 (e)	470	471
Series 2023-3, Class A3, 5.44%, 04/17/2028 (e)	1,551	1,561
Ford Credit Auto Lease Trust,
Series 2024-A, Class B, 5.29%, 06/15/2027	1,230	1,238
Series 2024-B, Class A3, 4.99%, 12/15/2027	905	911
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 07/15/2031 (e)	491	491
Galaxy XXII CLO Ltd., (Cayman Islands), Series 2016-22A, Class ARRR, (CME Term SOFR 3 Month + 1.24%), 5.89%, 04/16/2034 (e) (aa)	2,750	2,757
Galaxy XXVI CLO Ltd., (Cayman Islands), Series 2018-26A, Class AR, (CME Term SOFR 3 Month + 1.17%), 5.68%, 11/22/2031 (e) (aa)	1,369	1,371
Generate CLO Ltd., (Cayman Islands), Series 2024-17A, Class D1, (CME Term SOFR 3 Month + 3.00%), 8.13%, 10/22/2037 (e) (aa)	2,000	2,032
GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class A3, 4.85%, 12/18/2028	1,135	1,141
GREYWOLF CLO VI Ltd., (Cayman Islands), Series 2018-1A, Class A1, (CME Term SOFR 3 Month + 1.29%), 5.91%, 04/26/2031 (e) (aa)	1,068	1,069
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3, 5.67%, 06/21/2028	1,405	1,427
Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class B1, 6.15%, 05/20/2032 (e)	575	581
Hyundai Auto Lease Securitization Trust,
Series 2023-C, Class A3, 5.80%, 12/15/2026 (e)	1,928	1,945
Series 2024-A, Class A3, 5.02%, 03/15/2027 (e)	285	286
KKR CLO 15 Ltd., (Cayman Islands), Series 15, Class A1R2, (CME Term SOFR 3 Month + 1.10%), 5.73%, 01/18/2032 (e) (aa)	766	766
KKR CLO 23 Ltd., (Cayman Islands), Series 23, Class BR, (CME Term SOFR 3 Month + 1.55%), 6.17%, 10/20/2031 (e) (aa)	1,190	1,192

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	225

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
KKR CLO 40 Ltd., (Jersey), Series 40A, Class AR, (CME Term SOFR 3 Month + 1.30%), 5.92%, 10/20/2034 (e) (aa)		1,460	1,462
KKR Financial CLO 2013-1 Ltd., (Cayman Islands), Series 2013-1A, Class A2R2, (CME Term SOFR 3 Month + 1.45%), 6.11%, 04/15/2029 (e) (aa)		1,080	1,082
LAD Auto Receivables Trust,
Series 2024-2A, Class A3, 5.61%, 08/15/2028 (e)		1,220	1,233
Series 2024-3A, Class A2, 4.64%, 11/15/2027 (e)		580	580
Lendmark Funding Trust,
Series 2021-2A, Class A, 2.00%, 04/20/2032 (e)		915	851
Series 2023-1A, Class A, 5.59%, 05/20/2033 (e)		756	760
LHMC Finco 2 Sarl, (Luxembourg), Reg. S, 7.25% (cash), 10/02/2025 (v)	EUR	4,234	4,387
Madison Park Funding LVII Ltd., (Cayman Islands), Series 2022-57A, Class A1R, (CME Term SOFR 3 Month + 1.28%), 5.90%, 07/27/2034 (e) (aa)		2,270	2,283
Madison Park Funding XIV Ltd., (Cayman Islands), Series 2014-14A, Class BR3, (CME Term SOFR 3 Month + 1.80%), 6.43%, 10/22/2030 (e) (aa)		360	361
Madison Park Funding XVIII Ltd., (Cayman Islands), Series 2015-18A, Class ARR, (CME Term SOFR 3 Month + 1.20%), 5.82%, 10/21/2030 (e) (aa)		7,165	7,168
Madison Park Funding XXIX Ltd., (Cayman Islands), Series 2018-29A, Class BR, (CME Term SOFR 3 Month + 1.80%), 6.43%, 10/18/2030 (e) (aa)		540	541
Mariner Finance Issuance Trust,
Series 2021-AA, Class A, 1.86%, 03/20/2036 (e)		910	866
Series 2021-BA, Class A, 2.10%, 11/20/2036 (e)		1,395	1,306
Mercedes-Benz Auto Lease Trust,
Series 2024-A, Class A4, 5.32%, 02/15/2030		983	995
Series 2024-B, Class A3, 4.23%, 02/15/2028		405	403
Merchants Fleet Funding LLC, Series 2024-1A, Class A, 5.82%, 04/20/2037 (e)		1,352	1,365
MidOcean Credit CLO VI, (Cayman Islands), Series 2016-6A, Class ARRR, (CME Term SOFR 3 Month + 1.23%), 5.85%, 04/20/2033 (e) (aa)		850	851
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 04/25/2029 (e)		1,290	1,304

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (e)		376	348
Neuberger Berman Loan Advisers CLO 35 Ltd., (Cayman Islands), Series 2019-35A, Class ANR, (CME Term SOFR 3 Month + 1.30%), 5.92%, 01/19/2033 (e) (aa)		1,700	1,704
Neuberger Berman Loan Advisers CLO 50 Ltd., (Jersey), Series 2022-50A, Class AR, (CME Term SOFR 3 Month + 1.25%), 5.88%, 07/23/2036 (e) (aa)		2,600	2,610
Newark BSL CLO 1 Ltd., (Cayman Islands), Series 2016-1A, Class A1R, (CME Term SOFR 3 Month + 1.36%), 5.98%, 12/21/2029 (e) (aa)		282	282
NextGear Floorplan Master Owner Trust,
Series 2022-1A, Class A2, 2.80%, 03/15/2027 (e)		2,034	2,026
Series 2023-1A, Class A2, 5.74%, 03/15/2028 (e)		1,185	1,201
Nidda Healthcare Holding GmbH, (Germany), Reg. S, 7.50%, 08/21/2026	EUR	26,043	27,787
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93%, 03/15/2028		2,050	2,083
OCP CLO 2016-11 Ltd., (Cayman Islands), Series 2016-11A, Class A1R2, (CME Term SOFR 3 Month + 1.42%), 6.04%, 04/26/2036 (e) (aa)		750	752
OCP CLO 2024-34 Ltd., (Jersey), Series 2024-34A, Class D1, (CME Term SOFR 3 Month + 2.90%), 7.85%, 10/15/2037 (e) (aa)		1,000	1,010
Octagon Investment Partners XVII Ltd., (Cayman Islands), Series 2013-1A, Class A1R2, (CME Term SOFR 3 Month + 1.26%), 5.89%, 01/25/2031 (e) (aa)		76	76
Octane Receivables Trust,
Series 2024-2A, Class A2, 5.80%, 07/20/2032 (e)		538	544
Series 2024-3A, Class A2, 4.94%, 05/20/2030 (e)		1,510	1,512
OFSI BSL IX Ltd., (Cayman Islands), Series 2018-1A, Class AR, (CME Term SOFR 3 Month + 1.19%), 5.85%, 07/15/2031 (e) (aa)		4,802	4,808
OHA Credit Funding 13 Ltd., (Bermuda), Series 2022-13A, Class D2R, (CME Term SOFR 3 Month + 4.10%), 8.72%, 07/20/2037 (e) (aa)		1,000	1,010
OneMain Financial Issuance Trust,
Series 2019-2A, Class A, 3.14%, 10/14/2036 (e)		535	512
Series 2021-1A, Class A1, 1.55%, 06/16/2036 (e)		290	272
Series 2022-3A, Class A, 5.94%, 05/15/2034 (e)		650	654

SEE NOTES TO FINANCIAL STATEMENTS.

226	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
OZLM Funding II Ltd., (Cayman Islands),
Series 2012-2A, Class A1A2, (CME Term SOFR 3 Month + 1.20%), 5.79%, 07/30/2031 (e) (aa)	792	793
Series 2012-2A, Class A2RA, (CME Term SOFR 3 Month + 1.80%), 6.39%, 07/30/2031 (e) (aa)	1,570	1,572
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A3, 3.96%, 04/15/2026 (e)	85	85
Rad CLO 7 Ltd., (Cayman Islands), Series 2020-7A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 6.00%, 04/17/2036 (e) (aa)	1,000	1,002
RR 8 Ltd., (Cayman Islands), Series 2020-8A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 6.01%, 07/15/2037 (e) (aa)	1,500	1,506
Santander Drive Auto Receivables Trust,
Series 2022-4, Class C, 5.00%, 11/15/2029	1,725	1,733
Series 2022-7, Class C, 6.69%, 03/17/2031	1,130	1,160
Series 2023-1, Class C, 5.09%, 05/15/2030	960	963
Series 2023-2, Class A3, 5.21%, 07/15/2027	300	300
Series 2023-3, Class A3, 5.61%, 10/15/2027	1,348	1,352
Series 2023-3, Class C, 5.77%, 11/15/2030	380	386
Series 2024-1, Class A2, 5.71%, 02/16/2027	124	124
Series 2024-1, Class A3, 5.25%, 04/17/2028	2,655	2,667
Series 2024-1, Class C, 5.45%, 03/15/2030	900	907
Series 2024-2, Class A3, 5.63%, 11/15/2028	660	666
Series 2024-2, Class B, 5.78%, 07/16/2029	1,395	1,418
Series 2024-3, Class B, 5.55%, 09/17/2029	325	329
SBNA Auto Lease Trust,
Series 2024-B, Class A2, 5.67%, 11/20/2026 (e)	355	357
Series 2024-B, Class A3, 5.56%, 11/22/2027 (e)	570	577
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.52%, 01/20/2032 (e)	145	147
SFS Auto Receivables Securitization Trust,
Series 2023-1A, Class A3, 5.47%, 10/20/2028 (e)	990	999
Series 2024-1A, Class A3, 4.95%, 05/21/2029 (e)	1,240	1,244

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Silver Point CLO 5 Ltd., (Cayman Islands), Series 2024-5A, Class D1, (CME Term SOFR 3 Month + 3.25%), 7.98%, 10/20/2037 (e) (aa)		1,500	1,507
Sycamore Tree CLO 2024-5 Ltd., (Cayman Islands), Series 2024-5A, Class A1, (CME Term SOFR 3 Month + 1.42%), 6.04%, 04/20/2036 (e) (aa)		860	861
TCW CLO 2022-1 Ltd., (Cayman Islands), Series 2022-1A, Class A1, (CME Term SOFR 3 Month + 1.34%), 5.97%, 04/22/2033 (e) (aa)		500	501
Tesla Auto Lease Trust, Series 2023-A, Class A3, 5.89%, 06/22/2026 (e)		188	189
T-Mobile US Trust, Series 2024-2A, Class A, 4.25%, 05/21/2029 (e)		395	392
Toyota Auto Receivables Owner Trust, Series 2023-D, Class A3, 5.54%, 08/15/2028		2,593	2,631
Trimaran Cavu Ltd., (Cayman Islands), Series 2021-1A, Class D1R, (CME Term SOFR 3 Month + 3.40%), 8.03%, 07/23/2037 (e) (aa)		1,500	1,523
TUI Cruises GmbH, (Germany), Reg. S, 6.50%, 05/15/2026	EUR	56	59
Verisure Holding AB, (Sweden), Reg. S, 9.25%, 10/15/2027	EUR	253	275
Verizon Master Trust, Series 2024-2, Class A, 4.83%, 12/22/2031 (e)		285	286
Voya CLO 2014-2 Ltd., (Cayman Islands), Series 2014-2A, Class A1RR, (CME Term SOFR 3 Month + 1.28%), 5.93%, 04/17/2030 (e) (aa)		962	963
Voya CLO 2015-3 Ltd., (Cayman Islands), Series 2015-3A, Class A1R3, (CME Term SOFR 3 Month + 1.15%), 5.78%, 10/20/2031 (e) (aa)		3,708	3,712
Voya CLO 2016-1 Ltd., (Cayman Islands), Series 2016-1A, Class A1R, (CME Term SOFR 3 Month + 1.33%), 5.95%, 01/20/2031 (e) (aa)		3,010	3,015
Westlake Automobile Receivables Trust,
Series 2022-2A, Class C, 4.85%, 09/15/2027 (e)		1,804	1,803
Series 2024-1A, Class B, 5.55%, 11/15/2027 (e)		1,360	1,371
Series 2024-1A, Class C, 5.65%, 02/15/2029 (e)		1,155	1,168
Series 2024-2A, Class D, 5.91%, 04/15/2030 (e)		590	597
Westlake Flooring Master Trust, Series 2024-1A, Class A, 5.43%, 02/15/2028 (e)		1,110	1,119
Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, 09/19/2039 (e)		775	774

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	227

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Wind River 2022-1 CLO Ltd., (Cayman Islands), Series 2022-1A, Class AR, (CME Term SOFR 3 Month + 1.35%), 5.97%, 07/20/2035 (e) (aa)	1,250	1,257
World Financial Network Credit Card Master Trust,
Series 2023-A, Class A, 5.02%, 03/15/2030	1,225	1,232
Series 2024-A, Class A, 5.47%, 02/15/2031	925	940

Total Asset-Backed Securities (Cost $212,017)		211,466

Collateralized Mortgage Obligations — 0.1%
Connecticut Avenue Securities Trust,
Series 2022-R08, Class 1M1, (United States 30 Day Average SOFR + 2.55%), 7.12%, 07/25/2042 (e) (aa)	202	207
Series 2023-R01, Class 1M1, (United States 30 Day Average SOFR + 2.40%), 6.96%, 12/25/2042 (e) (aa)	272	280
Series 2023-R03, Class 2M1, (United States 30 Day Average SOFR + 2.50%), 7.07%, 04/25/2043 (e) (aa)	94	95
Series 2024-R03, Class 2M1, (United States 30 Day Average SOFR + 1.15%), 5.71%, 03/25/2044 (e) (aa)	588	588
Series 2024-R04, Class 1A1, (United States 30 Day Average SOFR + 1.00%), 5.57%, 05/25/2044 (e) (aa)	323	323
Series 2024-R05, Class 2A1, (United States 30 Day Average SOFR + 1.00%), 5.57%, 07/25/2044 (e) (aa)	440	440
FHLMC STACR REMIC Trust,
Series 2022-DNA6, Class M1A, (United States 30 Day Average SOFR + 2.15%), 6.72%, 09/25/2042 (e) (aa)	202	204
Series 2022-HQA1, Class M1A, (United States 30 Day Average SOFR + 2.10%), 6.67%, 03/25/2042 (e) (aa)	51	51
Series 2022-HQA2, Class M1A, (United States 30 Day Average SOFR + 2.65%), 7.22%, 07/25/2042 (e) (aa)	423	434
Series 2022-HQA3, Class M1A, (United States 30 Day Average SOFR + 2.30%), 6.87%, 08/25/2042 (e) (aa)	157	161
Series 2023-DNA2, Class M1A, (United States 30 Day Average SOFR + 2.10%), 6.66%, 04/25/2043 (e) (aa)	718	730
Series 2023-HQA1, Class M1A, (United States 30 Day Average SOFR + 2.00%), 6.57%, 05/25/2043 (e) (aa)	321	325
Series 2024-DNA1, Class A1, (United States 30 Day Average SOFR + 1.35%), 5.92%, 02/25/2044 (e) (aa)	1,665	1,676
Series 2024-DNA2, Class A1, (United States 30 Day Average SOFR + 1.25%), 5.82%, 05/25/2044 (e) (aa)	905	908

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-DNA3, Class A1, (United States 30 Day Average SOFR + 1.05%), 5.62%, 10/25/2044 (e) (aa)	488	489
Series 2024-DNA3, Class M1, (United States 30 Day Average SOFR + 1.00%), 5.57%, 10/25/2044 (e) (aa)	132	132
Series 2024-HQA1, Class M1, (United States 30 Day Average SOFR + 1.25%), 5.82%, 03/25/2044 (e) (aa)	766	767
Series 2024-HQA2, Class A1, (United States 30 Day Average SOFR + 1.25%), 5.82%, 08/25/2044 (e) (aa)	2,223	2,232
Towd Point Mortgage Trust, Series 2019-HY1, Class M2, (CME Term SOFR 1 Month + 2.11%), 6.45%, 10/25/2048 (e) (aa)	385	401
Verus Securitization Trust, Series 2021-1, Class A1, 0.82%, 01/25/2066 (e) (z)	142	124

Total Collateralized Mortgage Obligations (Cost $10,554)		10,567

Commercial Mortgage-Backed Securities — 0.4%
ACREC Ltd., (Cayman Islands), Series 2021-FL1, Class A, (CME Term SOFR 1 Month + 1.26%), 5.64%, 10/16/2036 (e) (aa)	442	442
BBCMS Mortgage Trust, Series 2024-5C29, Class A2, 4.74%, 09/15/2057	700	691
Benchmark Mortgage Trust,
Series 2018-B2, Class A5, 3.88%, 02/15/2051 (z)	90	86
Series 2019-B11, Class A5, 3.54%, 05/15/2052	990	916
Series 2024-V5, Class A3, 5.81%, 01/10/2057	240	246
Series 2024-V6, Class A3, 5.93%, 03/15/2057	890	915
Series 2024-V7, Class A3, 6.23%, 05/15/2056 (z)	410	426
BMO Mortgage Trust, Series 2023-5C2, Class A3, 7.05%, 11/15/2056 (z)	1,000	1,067
BSPRT Issuer Ltd., (Cayman Islands), Series 2021-FL7, Class A, (CME Term SOFR 1 Month + 1.43%), 5.83%, 12/15/2038 (e) (aa)	185	185
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A, (CME Term SOFR 1 Month + 0.80%), 5.20%, 10/15/2038 (e) (aa)	396	396
Series 2024-XL4, Class A, (CME Term SOFR 1 Month + 1.44%), 5.84%, 02/15/2039 (e) (aa)	360	361
Series 2024-XL5, Class A, (CME Term SOFR 1 Month + 1.39%), 5.79%, 03/15/2041 (e) (aa)	1,194	1,199

SEE NOTES TO FINANCIAL STATEMENTS.

228	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
BX Trust,
Series 2022-PSB, Class A, (CME Term SOFR 1 Month + 2.45%), 6.85%, 08/15/2039 (e) (aa)	526	529
Series 2024-CNYN, Class A, (CME Term SOFR 1 Month + 1.44%), 5.84%, 04/15/2041 (e) (aa)	1,078	1,080
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.62%, 02/10/2049	945	926
COMM Mortgage Trust,
Series 2015-CR25, Class A3, 3.51%, 08/10/2048	1,649	1,641
Series 2015-LC21, Class A4, 3.71%, 07/10/2048	570	567
CONE Trust, Series 2024-DFW1, Class A, (CME Term SOFR 1 Month + 1.64%), 6.04%, 08/15/2041 (e) (aa)	300	302
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A3, 3.45%, 08/15/2048	565	562
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class A, (CME Term SOFR 1 Month + 1.41%), 5.81%, 05/15/2026 (e) (aa)	720	682
Series 2021-ROSS, Class H, (CME Term SOFR 1 Month + 6.16%), 10.56%, 05/15/2026 (e) (aa)	270	53
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	250	228
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class A4, 3.41%, 03/15/2050	669	649
Series 2017-C7, Class A4, 3.15%, 10/15/2050	2,227	2,129
KIND Commercial Mortgage Trust, Series 2024-1, Class A, (CME Term SOFR 1 Month + 1.89%), 6.29%, 08/15/2041 (e) (aa)	310	311
LoanCore Issuer Ltd., (Cayman Islands), Series 2022-CRE7, Class A, (United States 30 Day Average SOFR + 1.55%), 6.15%, 01/17/2037 (e) (aa)	489	492
MF1 LLC, Series 2022-FL9, Class A, (CME Term SOFR 1 Month + 2.15%), 6.52%, 06/19/2037 (e) (aa)	496	496
MF1 Ltd., (Cayman Islands), Series 2021-FL7, Class A, (CME Term SOFR 1 Month + 1.19%), 5.57%, 10/16/2036 (e) (aa)	272	271
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A4, 3.75%, 12/15/2047	180	178
Series 2016-C29, Class A4, 3.33%, 05/15/2049	900	882

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Morgan Stanley Capital I Trust, Series 2024-NSTB, Class A, 3.90%, 09/24/2057 (e) (z)	983	949
ROCK Trust,
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (e)	1,140	1,137
Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (e)	3,950	4,083
UBS Commercial Mortgage Trust, Series 2019-C18, Class A4, 3.04%, 12/15/2052	50	45
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class A3, 3.43%, 11/15/2048	455	452
Series 2015-NXS2, Class A4, 3.50%, 07/15/2058	1,270	1,261
Series 2015-SG1, Class A4, 3.79%, 09/15/2048	189	187
Series 2017-C42, Class A3, 3.33%, 12/15/2050	1,500	1,437
Series 2019-C50, Class A5, 3.73%, 05/15/2052	90	84
Series 2024-5C1, Class A3, 5.93%, 07/15/2057	1,670	1,721

Total Commercial Mortgage-Backed Securities (Cost $30,445)		30,264

Convertible Bonds — 0.7%
Communications — 0.1%
Internet — 0.1%
Uber Technologies, Inc.,
Zero Coupon, 12/15/2025	620	625
Series 2028, 0.88%, 12/01/2028	4,938	5,435

		6,060

Media — 0.0% (g)
Cable One, Inc.,
Zero Coupon, 03/15/2026	857	795
1.13%, 03/15/2028	2,025	1,666

		2,461

Total Communications		8,521

Consumer Cyclical — 0.0% (g)
Home Builders — 0.0% (g)
Meritage Homes Corp., 1.75%, 05/15/2028 (e)	2,411	2,357

Lodging — 0.0% (g)
Wynn Macau Ltd., (Cayman Islands), 4.50%, 03/07/2029 (e)	342	341

Total Consumer Cyclical		2,698

Consumer Non-cyclical — 0.1%
Commercial Services — 0.1%
Block, Inc., Zero Coupon, 05/01/2026	566	525
Global Payments, Inc., 1.50%, 03/01/2031 (e)	5,702	5,582

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	229

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Convertible Bonds — continued
Commercial Services — continued
Nexi SpA, (Italy), Reg. S, Zero Coupon, 02/24/2028	EUR	1,200	1,099
Shift4 Payments, Inc., Zero Coupon, 12/15/2025		1,735	2,330
Worldline SA, (France), Reg. S, Zero Coupon, 07/30/2026	EUR	657	653

			10,189

Household Products/Wares — 0.0% (g)
Spectrum Brands, Inc., 3.38%, 06/01/2029 (e)		1,877	1,832

Total Consumer Non-cyclical			12,021

Energy — 0.1%
Energy — Alternate Sources — 0.1%
NextEra Energy Partners LP,
Zero Coupon, 11/15/2025 (e)		2,896	2,722
2.50%, 06/15/2026 (e)		2,036	1,914

			4,636

Oil & Gas — 0.0% (g)
Northern Oil & Gas, Inc., 3.63%, 04/15/2029 (e)		1,520	1,779

Total Energy			6,415

Financial — 0.1%
Banks — 0.1%
Barclays Bank plc, (United Kingdom), 1.00%, 02/16/2029		3,891	3,908

REITS — 0.0% (g)
Digital Realty Trust LP, 1.88%, 11/15/2029 (e)		800	822
Pebblebrook Hotel Trust, 1.75%, 12/15/2026		144	134

			956

Total Financial			4,864

Industrial — 0.0% (g)
Engineering & Construction — 0.0% (g)
Cellnex Telecom SA, (Spain),
Reg. S, 0.75%, 11/20/2031	EUR	100	91
Reg. S, 2.13%, 08/11/2030	EUR	600	652

Total Industrial			743

Technology — 0.2%
Semiconductors — 0.1%
ams-OSRAM AG, (Austria), Reg. S, 2.13%, 11/03/2027	EUR	200	159
MKS Instruments, Inc., 1.25%, 06/01/2030 (e)		5,915	5,726

			5,885

Software — 0.1%
Nutanix, Inc., 0.50%, 12/15/2029 (e)		841	840
Snowflake, Inc.,
Zero Coupon, 10/01/2027 (e)		2,638	3,101
Zero Coupon, 10/01/2029 (e)		4,004	4,749

			8,690

Total Technology			14,575

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Utilities — 0.1%
Electric — 0.1%
FirstEnergy Corp., 4.00%, 05/01/2026		5,855	5,876
PG&E Corp., 4.25%, 12/01/2027		1,973	2,142

Total Utilities			8,018

Total Convertible Bonds (Cost $57,277)			57,855

Corporate Bonds — 76.1%
Basic Materials — 3.5%
Chemicals — 1.7%
Ashland, Inc.,
3.38%, 09/01/2031 (e)		1,000	853
6.88%, 05/15/2043		2,425	2,523
Avient Corp., 6.25%, 11/01/2031 (e)		2,362	2,330
Axalta Coating Systems Dutch Holding B BV, (Netherlands), 7.25%, 02/15/2031 (e)		1,567	1,622
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (e)		1,806	1,639
Celanese US Holdings LLC,
6.05%, 03/15/2025		828	829
6.17%, 07/15/2027		1,942	1,971
6.60%, 11/15/2028		375	384
Chemours Co. (The),
4.63%, 11/15/2029 (e)		412	358
5.38%, 05/15/2027		2,242	2,158
5.75%, 11/15/2028 (e)		2,384	2,214
8.00%, 01/15/2033 (e)		4,457	4,355
Element Solutions, Inc., 3.88%, 09/01/2028 (e)		11,077	10,507
FIS Fabbrica Italiana Sintetici SpA, (Italy), Reg. S, 5.63%, 08/01/2027	EUR	700	731
Herens Holdco Sarl, (Luxembourg), 4.75%, 05/15/2028 (e)		1,503	1,387
Herens Midco Sarl, (Luxembourg), Reg. S, 5.25%, 05/15/2029	EUR	100	86
ICL Group Ltd., (Israel), Reg. S, 6.38%, 05/31/2038 (e)		4,000	3,935
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (e)		3,608	3,653
INEOS Finance plc, (United Kingdom), Reg. S, 6.38%, 04/15/2029	EUR	9,353	10,153
INEOS Quattro Finance 2 Plc, (United Kingdom),
6.75%, 04/15/2030 (e)	EUR	5,220	5,606
Reg. S, 8.50%, 03/15/2029	EUR	200	222
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (e)		1,195	1,162
Italmatch Chemicals SpA, (Italy), Reg. S, 10.00%, 02/06/2028	EUR	1,506	1,647
Kobe US Midco 2, Inc., 9.25% (cash), 11/01/2026 (e) (v)		1,662	1,409
Kraton Corp., 5.00%, 07/15/2027 (e)		437	439
Kronos International, Inc., Reg. S, 9.50%, 03/15/2029	EUR	297	338
LSF11 A5 HoldCo. LLC, 6.63%, 10/15/2029 (e)		2,616	2,691
Lune Holdings Sarl, (Luxembourg), Reg. S, 5.63%, 11/15/2028	EUR	4,557	3,578

SEE NOTES TO FINANCIAL STATEMENTS.

230	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Chemicals — continued
Mativ Holdings, Inc., 8.00%, 10/01/2029 (e)		2,220	2,138
Methanex US Operations, Inc., 6.25%, 03/15/2032 (e)		2,582	2,554
Monitchem HoldCo 3 SA, (Luxembourg), Reg. S, 8.75%, 05/01/2028	EUR	200	214
OCP SA, (Morocco),
Reg. S, 3.75%, 06/23/2031		3,800	3,273
Reg. S, 4.50%, 10/22/2025		200	197
Reg. S, 5.13%, 06/23/2051		4,900	3,694
Olin Corp., 5.13%, 09/15/2027		1,000	979
Olympus Water US Holding Corp.,
4.25%, 10/01/2028 (e)		1,836	1,716
Reg. S, 5.38%, 10/01/2029	EUR	200	198
6.25%, 10/01/2029 (e)		1,451	1,378
7.25%, 06/15/2031 (e)		7,959	8,084
Reg. S, 9.63%, 11/15/2028	EUR	598	660
9.75%, 11/15/2028 (e)		18,643	19,780
Orbia Advance Corp. SAB de CV, (Mexico), 1.88%, 05/11/2026 (e)		249	235
Sasol Financing USA LLC, Reg. S, 8.75%, 05/03/2029		3,700	3,746
SCIL IV LLC / SCIL USA Holdings LLC,
Reg. S, (ICE LIBOR EUR 3 Month + 4.38%), 7.43%, 11/01/2026 (aa)	EUR	100	104
Reg. S, 9.50%, 07/15/2028	EUR	201	223
SK Invictus Intermediate II Sarl, (Luxembourg), 5.00%, 10/30/2029 (e)		7,250	6,755
SNF Group SACA, (France), 3.38%, 03/15/2030 (e)		1,799	1,577
Synthomer plc, (United Kingdom), Reg. S, 7.38%, 05/02/2029	EUR	251	271
Tronox, Inc., 4.63%, 03/15/2029 (e)		2,065	1,853
WR Grace Holdings LLC,
4.88%, 06/15/2027 (e)		858	831
5.63%, 08/15/2029 (e)		14,667	13,489
7.38%, 03/01/2031 (e)		2,182	2,233

			144,962

Forest Products & Paper — 0.1%
Ahlstrom Holding 3 Oy, (Finland),
Reg. S, 3.63%, 02/04/2028	EUR	100	102
4.88%, 02/04/2028 (e)		700	665
Fedrigoni SpA, (Italy), Reg. S, 6.13%, 06/15/2031	EUR	660	687
Magnera Corp., 7.25%, 11/15/2031 (e)		3,446	3,364
WEPA Hygieneprodukte GmbH, (Germany),
Reg. S, 2.88%, 12/15/2027	EUR	4,000	4,066
Reg. S, 5.63%, 01/15/2031	EUR	2,000	2,153

			11,037

Iron/Steel — 0.4%
ATI, Inc.,
4.88%, 10/01/2029		816	777
5.13%, 10/01/2031		2,067	1,944
7.25%, 08/15/2030		4,033	4,147

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Iron/Steel — continued
Big River Steel LLC / BRS Finance Corp., 6.63%, 01/31/2029 (e)		8,646	8,638
Carpenter Technology Corp., 7.63%, 03/15/2030		1,909	1,955
Cleveland-Cliffs, Inc.,
6.75%, 04/15/2030 (e)		2,550	2,493
6.88%, 11/01/2029 (e)		2,030	2,008
7.00%, 03/15/2032 (e)		710	697
7.38%, 05/01/2033 (e)		1,370	1,346
CSN Inova Ventures, (Cayman Islands), Reg. S, 6.75%, 01/28/2028		2,000	1,864
Mineral Resources Ltd., (Australia), 9.25%, 10/01/2028 (e)		1,925	2,020
Vale Overseas Ltd., (Cayman Islands), 6.40%, 06/28/2054		862	847

			28,736

Mining — 1.3%
Alcoa Nederland Holding BV, (Netherlands), 5.50%, 12/15/2027 (e)		1,200	1,204
Anglo American Capital plc, (United Kingdom),
2.25%, 03/17/2028 (e)		200	183
4.00%, 09/11/2027 (e)		426	414
4.50%, 03/15/2028 (e)		340	333
4.75%, 04/10/2027 (e)		400	397
4.88%, 05/14/2025 (e)		1,344	1,343
Antofagasta plc, (United Kingdom), Reg. S, 2.38%, 10/14/2030		4,900	4,111
Aris Mining Corp., (Canada), 8.00%, 10/31/2029 (e)		775	767
Arsenal AIC Parent LLC,
8.00%, 10/01/2030 (e)		1,499	1,551
11.50%, 10/01/2031 (e)		13,556	15,166
Constellium SE, (France),
3.75%, 04/15/2029 (e)		5,190	4,698
Reg. S, 5.38%, 08/15/2032	EUR	600	631
6.38%, 08/15/2032 (e)		6,266	6,065
Corp. Nacional del Cobre de Chile, (Chile),
Reg. S, 4.50%, 08/01/2047		4,300	3,326
Reg. S, 5.95%, 01/08/2034		2,200	2,184
Eldorado Gold Corp., (Canada), 6.25%, 09/01/2029 (e)		3,000	2,957
ERO Copper Corp., (Canada), 6.50%, 02/15/2030 (e)		1,107	1,071
First Quantum Minerals Ltd., (Canada),
6.88%, 10/15/2027 (e)		2,562	2,550
8.63%, 06/01/2031 (e)		600	618
9.38%, 03/01/2029 (e)		8,424	8,958
Freeport Indonesia PT, (Indonesia), 4.76%, 04/14/2027 (e)		800	789
Glencore Funding LLC,
4.00%, 04/16/2025 (e)		164	163
4.00%, 03/27/2027 (e)		1,065	1,044
5.34%, 04/04/2027 (e)		476	480
5.37%, 04/04/2029 (e)		473	477
6.13%, 10/06/2028 (e)		116	120

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	231

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Mining — continued
Hecla Mining Co., 7.25%, 02/15/2028		2,293	2,308
Hudbay Minerals, Inc., (Canada),
4.50%, 04/01/2026 (e)		2,733	2,694
6.13%, 04/01/2029 (e)		2,106	2,107
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, (Indonesia),
Reg. S, 5.45%, 05/15/2030		3,300	3,284
Reg. S, 5.80%, 05/15/2050		4,600	4,288
Kaiser Aluminum Corp.,
4.50%, 06/01/2031 (e)		10,002	8,817
4.63%, 03/01/2028 (e)		1,357	1,276
New Gold, Inc., (Canada), 7.50%, 07/15/2027 (e)		4,728	4,748
Novelis Corp.,
3.25%, 11/15/2026 (e)		4,532	4,317
3.88%, 08/15/2031 (e)		3,970	3,418
4.75%, 01/30/2030 (e)		6,284	5,800
Novelis Sheet Ingot GmbH, (Germany), Reg. S, 3.38%, 04/15/2029	EUR	2,640	2,625
Taseko Mines Ltd., (Canada), 8.25%, 05/01/2030 (e)		685	699

			107,981

Total Basic Materials			292,716

Communications — 11.9%
Advertising — 0.7%
Clear Channel Outdoor Holdings, Inc.,
5.13%, 08/15/2027 (e)		5,465	5,260
7.50%, 06/01/2029 (e)		6,810	5,958
7.75%, 04/15/2028 (e)		584	527
7.88%, 04/01/2030 (e)		8,925	9,186
9.00%, 09/15/2028 (e)		12,973	13,585
CMG Media Corp., 8.88%, 06/18/2029 (e)		2,513	1,885
Lamar Media Corp., 4.00%, 02/15/2030		113	103
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (e)		6,537	6,080
Outfront Media Capital LLC / Outfront Media Capital Corp.,
4.25%, 01/15/2029 (e)		3,434	3,194
4.63%, 03/15/2030 (e)		348	322
7.38%, 02/15/2031 (e)		1,553	1,623
Summer BC Holdco B Sarl, (Luxembourg), Reg. S, 5.75%, 10/31/2026	EUR	6,792	7,021

			54,744

Internet — 0.9%
Acuris Finance US, Inc. / Acuris Finance Sarl,
5.00%, 05/01/2028 (e)		3,000	2,714
9.00%, 08/01/2029 (e)		1,307	1,251
ANGI Group LLC, 3.88%, 08/15/2028 (e)		835	746
Cablevision Lightpath LLC,
3.88%, 09/15/2027 (e)		6,972	6,600
5.63%, 09/15/2028 (e)		2,775	2,574
Engineering - Ingegneria Informatica - SpA, (Italy), Reg. S, 11.13%, 05/15/2028	EUR	1,734	1,893

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Internet — continued
Gen Digital, Inc., 5.00%, 04/15/2025 (e)		3,335	3,327
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 03/01/2029 (e)		1,401	1,280
iliad SA, (France),
Reg. S, 2.38%, 06/17/2026	EUR	6,800	6,956
Reg. S, 5.63%, 02/15/2030	EUR	500	557
Iliad SA, (France), Reg. S, 5.38%, 06/14/2027	EUR	100	108
ION Trading Technologies Sarl, (Luxembourg),
5.75%, 05/15/2028 (e)		200	189
9.50%, 05/30/2029 (e)		735	771
Match Group Holdings II LLC, 4.63%, 06/01/2028 (e)		1,342	1,278
Netflix, Inc., 4.88%, 04/15/2028		175	176
Prosus NV, (Netherlands),
3.26%, 01/19/2027 (e)		200	191
Reg. S, 3.26%, 01/19/2027		3,100	2,964
Reg. S, 4.99%, 01/19/2052		3,800	2,964
Rakuten Group, Inc., (Japan),
Reg. S, (EUR Swap Rate 5 Year + 4.49%), 4.25%, 04/22/2027 (aa) (x)	EUR	5,410	5,235
(CMT Index 5 Year + 4.25%), 8.13%, 12/15/2029 (e) (aa) (x)		849	837
9.75%, 04/15/2029 (e)		4,505	4,875
11.25%, 02/15/2027 (e)		2,506	2,731
Uber Technologies, Inc.,
4.50%, 08/15/2029 (e)		1,724	1,668
6.25%, 01/15/2028 (e)		585	590
7.50%, 09/15/2027 (e)		1,000	1,018
United Group BV, (Netherlands),
Reg. S, 4.00%, 11/15/2027	EUR	4,119	4,219
Reg. S, 4.63%, 08/15/2028	EUR	7,000	7,187
Reg. S, 5.25%, 02/01/2030	EUR	10,965	11,259
Reg. S, 6.75%, 02/15/2031	EUR	100	107
Reg. S, (ICE LIBOR EUR 3 Month + 4.25%), 7.27%, 02/15/2031 (aa)	EUR	268	278

			76,543

Media — 3.4%
Cable One, Inc., 4.00%, 11/15/2030 (e)		506	423
CCO Holdings LLC / CCO Holdings Capital Corp.,
4.25%, 02/01/2031 (e)		10,317	8,991
4.25%, 01/15/2034 (e)		9,392	7,620
4.50%, 08/15/2030 (e)		528	474
4.50%, 05/01/2032		3,972	3,417
4.75%, 03/01/2030 (e)		674	615
4.75%, 02/01/2032 (e)		1,169	1,026
5.00%, 02/01/2028 (e)		5,631	5,428
5.13%, 05/01/2027 (e)		3,785	3,719
5.38%, 06/01/2029 (e)		450	430
6.38%, 09/01/2029 (e)		8,099	8,030
7.38%, 03/01/2031 (e)		9,764	9,954

SEE NOTES TO FINANCIAL STATEMENTS.

232	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Media — continued
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.91%, 07/23/2025		81	81
6.15%, 11/10/2026		201	205
CSC Holdings LLC,
3.38%, 02/15/2031 (e)		4,399	3,085
4.13%, 12/01/2030 (e)		7,219	5,186
4.50%, 11/15/2031 (e)		1,200	864
4.63%, 12/01/2030 (e)		7,510	3,924
5.00%, 11/15/2031 (e)		1,700	885
5.38%, 02/01/2028 (e)		3,825	3,301
5.50%, 04/15/2027 (e)		9,032	8,084
5.75%, 01/15/2030 (e)		2,000	1,138
6.50%, 02/01/2029 (e)		1,700	1,427
7.50%, 04/01/2028 (e)		500	343
11.25%, 05/15/2028 (e)		238	235
11.75%, 01/31/2029 (e)		13,937	13,778
Diamond Sports Group LLC / Diamond Sports Finance Co.,
5.38%, 08/15/2026 (d) (e)		17,957	45
6.63%, 08/15/2027 (d) (e)		10,954	27
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc., 5.88%, 08/15/2027 (e)		13,536	13,188
Discovery Communications LLC, 3.95%, 03/20/2028		373	353
DISH DBS Corp.,
5.13%, 06/01/2029		1,150	736
5.25%, 12/01/2026 (e)		5,733	5,211
5.75%, 12/01/2028 (e)		7,673	6,560
7.38%, 07/01/2028		4,323	3,094
7.75%, 07/01/2026		14,665	12,336
DISH Network Corp., 11.75%, 11/15/2027 (e)		19,241	20,381
FactSet Research Systems, Inc., 2.90%, 03/01/2027		120	115
GCI LLC, 4.75%, 10/15/2028 (e)		182	170
Gray Television, Inc., 10.50%, 07/15/2029 (e)		7,221	7,221
LCPR Senior Secured Financing DAC, (Ireland), 6.75%, 10/15/2027 (e)		5,127	4,639
Midcontinent Communications, 8.00%, 08/15/2032 (e)		4,238	4,353
News Corp., 3.88%, 05/15/2029 (e)		950	881
Nexstar Media, Inc., 5.63%, 07/15/2027 (e)		317	309
Radiate Holdco LLC / Radiate Finance, Inc.,
4.50%, 09/15/2026 (e)		5,352	4,672
6.50%, 09/15/2028 (e)		6,585	4,341
RCS & RDS SA, (Romania), Reg. S, 3.25%, 02/05/2028	EUR	200	200
Sinclair Television Group, Inc., 5.13%, 02/15/2027 (e)		1,840	1,674
Sirius XM Radio LLC,
3.13%, 09/01/2026 (e)		1,903	1,828
4.00%, 07/15/2028 (e)		371	342
5.00%, 08/01/2027 (e)		6,587	6,406

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Media — continued
Summer BidCo BV, (Netherlands), Reg. S, 10.00% (cash), 02/15/2029 (v)	EUR	4,341	4,586
Sunrise FinCo. I BV, (Netherlands), 4.88%, 07/15/2031 (e)		3,450	3,129
Tele Columbus AG, (Germany), Reg. S, 10.00% (PIK), 01/01/2029 (v)	EUR	5,721	4,910
Telenet Finance Luxembourg Notes Sarl, (Luxembourg), 5.50%, 03/01/2028 (e)		1,800	1,748
Univision Communications, Inc.,
4.50%, 05/01/2029 (e)		2,125	1,902
6.63%, 06/01/2027 (e)		10,804	10,761
8.00%, 08/15/2028 (e)		10,982	11,182
8.50%, 07/31/2031 (e)		4,924	4,828
UPCB Finance VII Ltd., (Cayman Islands), Reg. S, 3.63%, 06/15/2029	EUR	5,380	5,517
Virgin Media O2 Vendor Financing Notes V DAC, (Ireland), Reg. S, 7.88%, 03/15/2032	GBP	385	481
Virgin Media Secured Finance plc, (United Kingdom),
Reg. S, 4.13%, 08/15/2030	GBP	100	107
Reg. S, 4.25%, 01/15/2030	GBP	242	266
4.50%, 08/15/2030 (e)		1,377	1,189
5.50%, 05/15/2029 (e)		2,050	1,923
Virgin Media Vendor Financing Notes III DAC, (Ireland), Reg. S, 4.88%, 07/15/2028	GBP	9,560	11,156
Virgin Media Vendor Financing Notes IV DAC, (Ireland), 5.00%, 07/15/2028 (e)		2,415	2,277
VZ Secured Financing BV, (Netherlands), 5.00%, 01/15/2032 (e)		3,050	2,698
VZ Vendor Financing II BV, (Netherlands), Reg. S, 2.88%, 01/15/2029	EUR	364	345
Ziggo Bond Co. BV, (Netherlands),
5.13%, 02/28/2030 (e)		1,072	966
6.00%, 01/15/2027 (e)		3,452	3,424
6.13%, 11/15/2032 (e)	EUR	3,472	3,614
Ziggo BV, (Netherlands),
Reg. S, 2.88%, 01/15/2030	EUR	7,570	7,342
4.88%, 01/15/2030 (e)		5,302	4,871

			280,967

Telecommunications — 6.9%
Altice Financing SA, (Luxembourg),
2.25%, 01/15/2025 (e)	EUR	2,525	2,591
Reg. S, 3.00%, 01/15/2028	EUR	10,658	8,515
Reg. S, 4.25%, 08/15/2029	EUR	12,920	10,171
5.00%, 01/15/2028 (e)		4,347	3,403
5.75%, 08/15/2029 (e)		16,760	12,269
9.63%, 07/15/2027 (e)		6,275	5,778
Altice Finco SA, (Luxembourg), Reg. S, 4.75%, 01/15/2028	EUR	3,131	1,817
Altice France Holding SA, (Luxembourg),
Reg. S, 4.00%, 02/15/2028	EUR	5,125	1,195
Reg. S, 8.00%, 05/15/2027	EUR	4,500	1,242

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	233

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Telecommunications — continued
Altice France SA, (France),
Reg. S, 3.38%, 01/15/2028	EUR	5,752	4,498
Reg. S, 4.25%, 10/15/2029	EUR	16,755	13,104
5.13%, 01/15/2029 (e)		1,276	961
5.13%, 07/15/2029 (e)		5,200	3,894
5.50%, 01/15/2028 (e)		155	114
5.50%, 10/15/2029 (e)		6,405	4,798
Reg. S, 5.88%, 02/01/2027	EUR	3,500	2,905
Axiata SPV2 Bhd., (Malaysia), Reg. S, 2.16%, 08/19/2030		7,400	6,305
British Telecommunications plc, (United Kingdom), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.54%), 5.13%, 10/03/2054 (aa)	EUR	325	349
CommScope LLC, 4.75%, 09/01/2029 (e)		4,325	3,852
Connect Finco Sarl / Connect US Finco LLC, (Multinational), 9.00%, 09/15/2029 (e)		6,275	5,715
Digicel Group Holdings Ltd., (Bermuda),
Series 1B14, , Zero Coupon, 12/31/2030 (e) (bb) (cc)		104	8
Series 3A14, , Zero Coupon, 12/31/2030 (e) (bb) (cc)		1	1
Series 3B14, , Zero Coupon, 12/31/2030 (e) (bb) (cc)		64	—	(h)
Digicel Intermediate Holdings Ltd. / Digicel International Finance Ltd. / Difl US, (Multinational), 12.00% (Blend (cash 9.00% + PIK 3.00%)), 05/25/2027 (v)		1,034	1,023
Digicel Midco Ltd. / Difl US II LLC, (Saint Lucia), 10.50% (cash), 11/25/2028 (v)		3,173	2,840
e& PPF Telecom Group BV, (Netherlands), Reg. S, 3.25%, 09/29/2027	EUR	3,000	3,084
EchoStar Corp.,
6.75% (cash), 11/30/2030 (v)		8,522	7,729
10.75%, 11/30/2029		15,761	16,948
Eutelsat SA, (France),
Reg. S, 1.50%, 10/13/2028	EUR	200	154
Reg. S, 2.25%, 07/13/2027	EUR	300	261
Frontier Communications Holdings LLC,
5.00%, 05/01/2028 (e)		11,011	10,768
5.88%, 10/15/2027 (e)		5,866	5,848
5.88%, 11/01/2029		3,318	3,300
6.00%, 01/15/2030 (e)		1,064	1,062
6.75%, 05/01/2029 (e)		860	864
8.63%, 03/15/2031 (e)		1,986	2,112
8.75%, 05/15/2030 (e)		16,528	17,468
Global Switch Finance BV, (Netherlands), Reg. S, 1.38%, 10/07/2030	EUR	436	424
Iliad Holding SASU, (France),
5.38%, 04/15/2030 (e)	EUR	17,015	18,127
Reg. S, 6.88%, 04/15/2031	EUR	25,391	28,207
7.00%, 10/15/2028 (e)		2,974	3,014
7.00%, 04/15/2032 (e)		6,885	6,920
8.50%, 04/15/2031 (e)		5,299	5,634

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — continued
Intelsat Jackson Holdings SA, (Luxembourg), 6.50%, 03/15/2030 (e)		6,687	6,168
Kaixo Bondco Telecom SA, (Spain), Reg. S, 5.13%, 09/30/2029	EUR	3,831	4,042
Koninklijke KPN NV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 3.77%), 6.00%, 09/21/2027 (aa) (x)	EUR	3,720	4,094
Level 3 Financing, Inc.,
3.63%, 01/15/2029 (e)		2,500	1,987
3.75%, 07/15/2029 (e)		1,900	1,470
3.88%, 10/15/2030 (e)		200	160
4.00%, 04/15/2031 (e)		1,305	1,028
4.50%, 04/01/2030 (e)		4,524	3,751
4.88%, 06/15/2029 (e)		8,117	7,061
10.00%, 10/15/2032 (e)		725	725
10.50%, 04/15/2029 (e)		11,544	12,864
10.50%, 05/15/2030 (e)		7,197	7,837
10.75%, 12/15/2030 (e)		10,077	11,246
11.00%, 11/15/2029 (e)		18,152	20,420
Lorca Telecom Bondco SA, (Spain),
Reg. S, 4.00%, 09/18/2027	EUR	13,649	14,138
Reg. S, 5.75%, 04/30/2029	EUR	789	860
Lumen Technologies, Inc.,
4.13%, 04/15/2030 (e)		901	802
10.00%, 10/15/2032 (e)		2,286	2,275
Matterhorn Telecom SA, (Luxembourg), Reg. S, 3.13%, 09/15/2026	EUR	11,860	12,175
Odido Group Holding BV, (Netherlands), Reg. S, 5.50%, 01/15/2030	EUR	7,352	7,558
Odido Holding BV, (Netherlands), Reg. S, 3.75%, 01/15/2029	EUR	7,180	7,344
Optics Bidco SpA, (Italy),
1.63%, 01/18/2029	EUR	5,800	5,550
Reg. S, 2.38%, 10/12/2027	EUR	13,706	13,705
6.00%, 09/30/2034 (e)		3,170	3,043
7.20%, 07/18/2036 (e)		3,585	3,659
PLT VII Finance Sarl, (Luxembourg), 6.00%, 06/15/2031 (e)	EUR	6,300	6,864
Sable International Finance Ltd., (Cayman Islands), 7.13%, 10/15/2032 (e)		4,940	4,820
SES SA, (Luxembourg), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.59%), 6.00%, 09/12/2054 (aa)	EUR	200	189
SoftBank Group Corp., (Japan),
Reg. S, 2.88%, 01/06/2027	EUR	250	255
Reg. S, 3.13%, 09/19/2025	EUR	282	290
Reg. S, 3.38%, 07/06/2029	EUR	7,310	7,313
Reg. S, 3.88%, 07/06/2032	EUR	400	394
Reg. S, 4.50%, 04/20/2025	EUR	7,180	7,437
Reg. S, 5.00%, 04/15/2028	EUR	13,542	14,384
Reg. S, 5.75%, 07/08/2032	EUR	341	371
Sprint Capital Corp., 6.88%, 11/15/2028		1,293	1,373
Telecom Italia SpA, (Italy),
Reg. S, 1.63%, 01/18/2029	EUR	10,481	10,171
Reg. S, 2.75%, 04/15/2025	EUR	2,830	2,917

SEE NOTES TO FINANCIAL STATEMENTS.

234	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Telecommunications — continued
Reg. S, 2.88%, 01/28/2026	EUR	8,830	9,146
Reg. S, 3.00%, 09/30/2025	EUR	5,640	5,817
Reg. S, 6.88%, 02/15/2028	EUR	5,575	6,295
Reg. S, 7.88%, 07/31/2028	EUR	6,290	7,366
Telefonica Europe BV, (Netherlands),
Reg. S, (EUR Swap Rate 8 Year + 2.62%), 2.38%, 02/12/2029 (aa) (x)	EUR	12,500	12,060
Reg. S, (EUR Swap Rate 8 Year + 3.07%), 2.88%, 06/24/2027 (aa) (x)	EUR	3,000	3,037
Reg. S, (EUR Swap Rate 6 Year + 2.87%), 2.88%, 02/24/2028 (aa) (x)	EUR	5,100	5,104
Reg. S, (EUR Swap Rate 8 Year + 2.97%), 3.88%, 06/22/2026 (aa) (x)	EUR	400	416
Reg. S, (EUR Swap Rate 7 Year + 3.35%), 6.14%, 02/03/2030 (aa) (x)	EUR	200	223
Reg. S, (ICE EURIBOR Swap Rate 8 Year + 3.62%), 6.75%, 06/07/2031 (aa) (x)	EUR	11,000	12,776
Viasat, Inc., 5.63%, 09/15/2025 (e)		2,325	2,304
Viavi Solutions, Inc., 3.75%, 10/01/2029 (e)		577	520
Vmed O2 UK Financing I plc, (United Kingdom),
Reg. S, 3.25%, 01/31/2031	EUR	12,103	11,747
Reg. S, 4.00%, 01/31/2029	GBP	100	111
4.25%, 01/31/2031 (e)		303	259
Reg. S, 4.50%, 07/15/2031	GBP	11,787	12,580
Reg. S, 5.63%, 04/15/2032	EUR	8,341	8,802
7.75%, 04/15/2032 (e)		3,182	3,206
Vodafone Group plc, (United Kingdom),
(CMT Index 5 Year + 2.77%), 4.13%, 06/04/2081 (aa)		400	354
Reg. S, (GBP Swap Rate 5 Year + 3.27%), 4.88%, 10/03/2078 (aa)	GBP	200	249
Reg. S, (UK Gilts 5 Year + 3.84%), 8.00%, 08/30/2086 (aa)	GBP	9,320	12,642
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (e)		13,702	14,152
Zayo Group Holdings, Inc., 4.00%, 03/01/2027 (e)		5,159	4,758
6.13%, 03/01/2028 (e)		3,500	2,975
Zegona Finance plc, (United Kingdom),
Reg. S, 6.75%, 07/15/2029	EUR	600	662
8.63%, 07/15/2029 (e)		3,585	3,800

			581,373

Total Communications			993,627

Consumer Cyclical — 12.6%
Airlines — 0.4%
American Airlines, Inc., 7.25%, 02/15/2028 (e)		1,870	1,917
8.50%, 05/15/2029 (e)		3,488	3,662
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., (Multinational), 5.50%, 04/20/2026 (e)		25	25
5.75%, 04/20/2029 (e)		3,179	3,153

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Airlines — continued
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (e)		439	441
OneSky Flight LLC, 8.88%, 12/15/2029 (e)		2,418	2,420
Singapore Airlines Ltd., (Singapore), Reg. S, 3.38%, 01/19/2029		4,300	4,040
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.00%, 04/11/2026		299	295
United Airlines Pass Through Trust, Series 20-1, Class A, 5.88%, 10/15/2027		258	263
United Airlines, Inc., 4.38%, 04/15/2026 (e)		1,715	1,687
4.63%, 04/15/2029 (e)		5,543	5,270
VistaJet Malta Finance plc / Vista Management Holding, Inc., (Multinational),
6.38%, 02/01/2030 (e)		1,275	1,114
7.88%, 05/01/2027 (e)		3,829	3,727
9.50%, 06/01/2028 (e)		2,365	2,380

			30,394

Apparel — 0.1%
Crocs, Inc.,
4.13%, 08/15/2031 (e)		163	142
4.25%, 03/15/2029 (e)		1,111	1,026
Hanesbrands, Inc.,
4.88%, 05/15/2026 (e)		695	684
9.00%, 02/15/2031 (e)		100	107
Kontoor Brands, Inc., 4.13%, 11/15/2029 (e)		1,675	1,543
Levi Strauss & Co., 3.50%, 03/01/2031 (e)		1,279	1,118
PVH Corp., 4.63%, 07/10/2025		190	189
S&S Holdings LLC, 8.38%, 10/01/2031 (e)		856	862
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (e)		6,700	5,883

			11,554

Auto Manufacturers — 0.4%
Aston Martin Capital Holdings Ltd., (Jersey),
10.00%, 03/31/2029 (e)		1,685	1,645
Reg. S, 10.38%, 03/31/2029	GBP	325	400
Ford Motor Credit Co. LLC,
2.30%, 02/10/2025		628	626
3.38%, 11/13/2025		1,774	1,746
4.13%, 08/04/2025		200	199
4.27%, 01/09/2027		2,500	2,449
4.69%, 06/09/2025		200	200
5.13%, 06/16/2025		2,677	2,675
5.13%, 11/05/2026		816	815
5.30%, 09/06/2029		652	639
5.80%, 03/08/2029		467	467
5.85%, 05/17/2027		1,347	1,361
7.35%, 11/04/2027		525	550
General Motors Financial Co., Inc.,
2.75%, 06/20/2025		1,000	990
4.35%, 01/17/2027		80	79

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	235

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Auto Manufacturers — continued
4.90%, 10/06/2029		408	402
5.35%, 07/15/2027		254	257
5.40%, 05/08/2027		700	707
Hyundai Capital America,
2.00%, 06/15/2028 (e)		353	318
5.25%, 01/08/2027 (e)		198	199
5.30%, 01/08/2029 (e)		116	116
5.65%, 06/26/2026 (e)		687	694
5.95%, 09/21/2026 (e)		178	181
6.10%, 09/21/2028 (e)		1,049	1,079
6.50%, 01/16/2029 (e)		500	522
Jaguar Land Rover Automotive plc, (United Kingdom), 7.75%, 10/15/2025 (e)		813	813
JB Poindexter & Co., Inc., 8.75%, 12/15/2031 (e)		1,845	1,942
Nissan Motor Acceptance Co. LLC,
2.00%, 03/09/2026 (e)		194	186
6.95%, 09/15/2026 (e)		658	673
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)		1,000	986
PM General Purchaser LLC, 9.50%, 10/01/2028 (e)		4,760	4,727
RCI Banque SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 2.85%), 2.63%, 02/18/2030 (aa)	EUR	1,100	1,135
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.75%), 5.50%, 10/09/2034 (aa)	EUR	500	529
Volkswagen Group of America Finance LLC,
4.90%, 08/14/2026 (e)		200	199
5.40%, 03/20/2026 (e)		511	513
5.70%, 09/12/2026 (e)		222	224
6.00%, 11/16/2026 (e)		200	203
Wabash National Corp., 4.50%, 10/15/2028 (e)		76	69

			31,515

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., (Jersey), 7.00%, 04/15/2028 (e)		2,800	2,833
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027		1,350	1,335
Aptiv Swiss Holdings Ltd., (Switzerland), (CMT Index 5 Year + 3.39%), 6.88%, 12/15/2054 (aa)		5,372	5,235
Clarios Global LP / Clarios US Finance Co., (Multinational),
Reg. S, 4.38%, 05/15/2026	EUR	17,792	18,419
6.75%, 05/15/2028 (e)		4,805	4,892
8.50%, 05/15/2027 (e)		13,041	13,059
Dana Financing Luxembourg Sarl, (Luxembourg),
5.75%, 04/15/2025 (e)		74	74
Reg. S, 8.50%, 07/15/2031	EUR	2,815	3,185

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Auto Parts & Equipment — continued
Dana, Inc.,
4.25%, 09/01/2030		820	763
4.50%, 02/15/2032		83	76
5.38%, 11/15/2027		275	271
5.63%, 06/15/2028		700	691
Forvia SE, (France),
Reg. S, 2.75%, 02/15/2027	EUR	9,308	9,270
Reg. S, 3.13%, 06/15/2026	EUR	5,120	5,235
Reg. S, 5.50%, 06/15/2031	EUR	228	235
Reg. S, 7.25%, 06/15/2026	EUR	463	496
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 05/31/2032 (e)		2,924	2,967
Goodyear Tire & Rubber Co. (The),
5.00%, 07/15/2029		678	623
5.63%, 04/30/2033		406	356
9.50%, 05/31/2025		117	118
IHO Verwaltungs GmbH, (Germany), Reg. S, 8.75% (cash), 05/15/2028 (v)	EUR	5,286	5,777
LG Energy Solution Ltd., (South Korea),
5.38%, 07/02/2029 (e)		2,400	2,392
Reg. S, 5.38%, 07/02/2029		400	398
Mahle GmbH, (Germany), Reg. S, 2.38%, 05/14/2028	EUR	200	181
Phinia, Inc.,
6.63%, 10/15/2032 (e)		915	910
6.75%, 04/15/2029 (e)		515	525
Schaeffler AG, (Germany),
Reg. S, 2.75%, 10/12/2025	EUR	10,300	10,603
Reg. S, 4.50%, 08/14/2026	EUR	100	105
Reg. S, 4.75%, 08/14/2029	EUR	100	106
Tenneco, Inc., 8.00%, 11/17/2028 (e)		9,901	9,228
Titan International, Inc., 7.00%, 04/30/2028		2,850	2,790
ZF Europe Finance BV, (Netherlands),
Reg. S, 2.00%, 02/23/2026	EUR	9,500	9,570
Reg. S, 4.75%, 01/31/2029	EUR	100	101
ZF Finance GmbH, (Germany), Reg. S, 5.75%, 08/03/2026	EUR	100	105
ZF North America Capital, Inc.,
4.75%, 04/29/2025 (e)		2,329	2,317
6.88%, 04/14/2028 (e)		450	449

			115,690

Distribution/Wholesale — 0.3%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029 (e)		45	41
Azelis Finance NV, (Belgium), 4.75%, 09/25/2029 (e)	EUR	5,630	5,999
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027 (e)		4,287	4,271
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (e)		186	183
Gates Corp., 6.88%, 07/01/2029 (e)		1,545	1,571
Green Bidco SA, (Spain), Reg. S, 10.25%, 07/15/2028	EUR	1,658	1,434

SEE NOTES TO FINANCIAL STATEMENTS.

236	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Distribution/Wholesale — continued
H&E Equipment Services, Inc., 3.88%, 12/15/2028 (e)		6,070	5,548
Resideo Funding, Inc., 4.00%, 09/01/2029 (e)		218	198
6.50%, 07/15/2032 (e)		2,528	2,531
Ritchie Bros Holdings, Inc., 6.75%, 03/15/2028 (e)		1,030	1,053
7.75%, 03/15/2031 (e)		875	915
Velocity Vehicle Group LLC, 8.00%, 06/01/2029 (e)		460	478
Windsor Holdings III LLC, 8.50%, 06/15/2030 (e)		2,050	2,157

			26,379

Entertainment — 2.7%
888 Acquisitions Ltd., (Gibraltar), Reg. S, 7.56%, 07/15/2027	EUR	4,350	4,407
Allwyn Entertainment Financing UK plc, (United Kingdom),
Reg. S, 7.25%, 04/30/2030	EUR	5,632	6,241
7.88%, 04/30/2029 (e)		666	684
Banijay Entertainment SAS, (France),
Reg. S, 7.00%, 05/01/2029	EUR	11,660	12,712
8.13%, 05/01/2029 (e)		410	425
Banijay SAS, (France), Reg. S, 6.50%, 03/01/2026	EUR	2,290	2,373
Boyne USA, Inc., 4.75%, 05/15/2029 (e)		2,066	1,958
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (e)		7,370	6,900
6.00%, 10/15/2032 (e)		1,988	1,917
6.50%, 02/15/2032 (e)		6,205	6,233
7.00%, 02/15/2030 (e)		13,898	14,156
8.13%, 07/01/2027 (e)		102	103
CCM Merger, Inc., 6.38%, 05/01/2026 (e)		1,995	1,990
Churchill Downs, Inc., 4.75%, 01/15/2028 (e)		3,494	3,370
5.75%, 04/01/2030 (e)		7,243	7,109
6.75%, 05/01/2031 (e)		3,839	3,881
Cinemark USA, Inc., 7.00%, 08/01/2032 (e)		1,402	1,429
Cirsa Finance International Sarl, (Luxembourg),
Reg. S, 6.50%, 03/15/2029	EUR	5,511	6,029
Reg. S, (ICE LIBOR EUR 3 Month + 4.50%), 7.56%, 07/31/2028 (aa)	EUR	8,146	8,541
CPUK Finance Ltd., (Jersey), Reg. S, 7.88%, 08/28/2029	GBP	100	128
Everi Holdings, Inc., 5.00%, 07/15/2029 (e)		674	674
Flutter Treasury DAC, (Ireland), 6.38%, 04/29/2029 (e)		710	721
Great Canadian Gaming Corp., (Canada), 8.75%, 11/15/2029 (e)		3,027	3,098
Inter Media and Communication SpA, (Italy), Reg. S, 6.75%, 02/09/2027	EUR	196	207
International Game Technology plc, (United Kingdom),
Reg. S, 3.50%, 06/15/2026	EUR	15,540	16,079
5.25%, 01/15/2029 (e)		655	639

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Entertainment — continued
Jacobs Entertainment, Inc., 6.75%, 02/15/2029 (e)		4,550	4,402
Light & Wonder International, Inc., 7.50%, 09/01/2031 (e)		1,246	1,283
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029 (e)		2,507	2,237
Live Nation Entertainment, Inc.,
3.75%, 01/15/2028 (e)		410	387
4.75%, 10/15/2027 (e)		1,840	1,779
Lottomatica SpA, (Italy),
5.38%, 06/01/2030 (e)	EUR	12,313	13,246
Reg. S, 7.13%, 06/01/2028	EUR	9,190	9,985
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031 (e)		3,805	3,673
Merlin Entertainments Ltd., (United Kingdom), 5.75%, 06/15/2026 (e)		1,000	992
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (e)		3,799	3,582
Motion Finco Sarl, (Luxembourg), Reg. S, 7.38%, 06/15/2030	EUR	9,542	10,054
Odeon Finco plc, (United Kingdom), 12.75%, 11/01/2027 (e)		2,331	2,448
Penn Entertainment, Inc.,
4.13%, 07/01/2029 (e)		2,654	2,380
5.63%, 01/15/2027 (e)		2,359	2,322
Pinewood Finco plc, (United Kingdom),
Reg. S, 3.63%, 11/15/2027	GBP	400	473
Reg. S, 6.00%, 03/27/2030	GBP	15,248	18,953
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.,
5.63%, 09/01/2029 (e)		1,409	1,106
5.88%, 09/01/2031 (e)		2,911	2,118
Scientific Games Holdings LP / Scientific Games US FinCo., Inc., 6.63%, 03/01/2030 (e)		4,059	3,884
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (e)		2,544	2,598
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc., 6.63%, 05/01/2032 (e)		638	647
Vail Resorts, Inc., 6.50%, 05/15/2032 (e)		2,572	2,601
Warnermedia Holdings, Inc.,
3.76%, 03/15/2027		3,186	3,069
3.79%, 03/15/2025		112	112
4.05%, 03/15/2029		172	160
6.41%, 03/15/2026		1,145	1,146
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,
5.13%, 10/01/2029 (e)		6,617	6,336
6.25%, 03/15/2033 (e)		5,794	5,693
7.13%, 02/15/2031 (e)		4,777	4,975

			224,645

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	237

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Food Service — 0.0% (g)
Aramark International Finance Sarl, (Luxembourg), Reg. S, 3.13%, 04/01/2025	EUR	693	716
Aramark Services, Inc.,
5.00%, 04/01/2025 (e)		1,646	1,642
5.00%, 02/01/2028 (e)		1,062	1,032
Elior Group SA, (France), Reg. S, 3.75%, 07/15/2026	EUR	200	205

			3,595

Home Builders — 1.2%
Ashton Woods USA LLC / Ashton Woods Finance Co.,
4.63%, 08/01/2029 (e)		2,058	1,893
4.63%, 04/01/2030 (e)		2,150	1,951
6.63%, 01/15/2028 (e)		1,575	1,577
Beazer Homes USA, Inc.,
5.88%, 10/15/2027		5,850	5,774
7.25%, 10/15/2029		5,302	5,375
7.50%, 03/15/2031 (e)		1,741	1,768
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, (Canada),
4.88%, 02/15/2030 (e)		7,373	6,657
5.00%, 06/15/2029 (e)		4,211	3,915
6.25%, 09/15/2027 (e)		2,325	2,305
Dream Finders Homes, Inc., 8.25%, 08/15/2028 (e)		517	539
Empire Communities Corp., (Canada), 9.75%, 05/01/2029 (e)		2,017	2,122
Forestar Group, Inc.,
3.85%, 05/15/2026 (e)		1,475	1,435
5.00%, 03/01/2028 (e)		3,150	3,043
K Hovnanian Enterprises, Inc., 11.75%, 09/30/2029 (e)		4,918	5,361
KB Home,
4.00%, 06/15/2031		1,450	1,280
4.80%, 11/15/2029		1,950	1,838
6.88%, 06/15/2027		698	713
7.25%, 07/15/2030		400	410
Landsea Homes Corp., 8.88%, 04/01/2029 (e)		2,645	2,643
LGI Homes, Inc.,
7.00%, 11/15/2032 (e)		1,553	1,537
8.75%, 12/15/2028 (e)		585	614
M/I Homes, Inc.,
3.95%, 02/15/2030		1,400	1,263
4.95%, 02/01/2028		1,568	1,515
Mattamy Group Corp., (Canada),
4.63%, 03/01/2030 (e)		4,842	4,505
5.25%, 12/15/2027 (e)		6,109	5,973
Meritage Homes Corp., 3.88%, 04/15/2029 (e)		406	379
Miller Homes Group Finco plc, (United Kingdom), Reg. S, 7.00%, 05/15/2029	GBP	9,423	11,476

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Home Builders — continued
New Home Co., Inc. (The), 9.25%, 10/01/2029 (e)		2,886	3,037
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 02/15/2028		3,400	3,254
4.75%, 04/01/2029		3,025	2,849
STL Holding Co. LLC, 8.75%, 02/15/2029 (e)		2,535	2,680
Taylor Morrison Communities, Inc.,
5.13%, 08/01/2030 (e)		1,775	1,699
5.75%, 01/15/2028 (e)		1,900	1,887
5.88%, 06/15/2027 (e)		3,595	3,608
Tri Pointe Homes, Inc.,
5.25%, 06/01/2027		450	442
5.70%, 06/15/2028		2,776	2,758

			100,075

Home Furnishings — 0.0% (g)
Leggett & Platt, Inc., 3.50%, 11/15/2027		87	82
Tempur Sealy International, Inc.,
3.88%, 10/15/2031 (e)		135	118
4.00%, 04/15/2029 (e)		1,541	1,420

			1,620

Housewares — 0.2%
CD&R Smokey Buyer, Inc. / Radio Systems Corp., 9.50%, 10/15/2029 (e)		3,987	3,925
Newell Brands, Inc.,
6.38%, 05/15/2030		935	937
6.63%, 05/15/2032		770	774
Scotts Miracle-Gro Co. (The),
4.00%, 04/01/2031		4,391	3,829
4.38%, 02/01/2032		3,243	2,831
4.50%, 10/15/2029		1,148	1,058
SWF Holdings I Corp., 6.50%, 10/01/2029 (e)		7,600	4,717

			18,071

Leisure Time — 1.9%
Amer Sports Co., 6.75%, 02/16/2031 (e)		3,155	3,196
Carnival Corp., (Panama),
4.00%, 08/01/2028 (e)		8,720	8,265
5.75%, 03/01/2027 (e)		9,999	9,977
Reg. S, 5.75%, 01/15/2030	EUR	6,869	7,701
6.00%, 05/01/2029 (e)		5,562	5,549
7.00%, 08/15/2029 (e)		217	225
Carnival Holdings Bermuda Ltd., (Bermuda), 10.38%, 05/01/2028 (e)		6	6
Carnival plc, (United Kingdom), 1.00%, 10/28/2029	EUR	100	92
Deuce Finco Plc, (United Kingdom), Reg. S, 5.50%, 06/15/2027	GBP	513	628
Life Time, Inc., 6.00%, 11/15/2031 (e)		1,275	1,262
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028 (e)		2,852	2,973
Lindblad Expeditions LLC, 6.75%, 02/15/2027 (e)		2,122	2,123

SEE NOTES TO FINANCIAL STATEMENTS.

238	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Leisure Time — continued
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (e)		2,816	2,455
NCL Corp. Ltd., (Bermuda),
5.88%, 03/15/2026 (e)		6,575	6,566
5.88%, 02/15/2027 (e)		2,800	2,791
6.25%, 03/01/2030 (e)		3,574	3,532
7.75%, 02/15/2029 (e)		3,062	3,215
8.13%, 01/15/2029 (e)		832	877
8.38%, 02/01/2028 (e)		750	784
NCL Finance Ltd., (Bermuda), 6.13%, 03/15/2028 (e)		3,883	3,896
Pinnacle Bidco plc, (United Kingdom),
Reg. S, 8.25%, 10/11/2028	EUR	12,563	13,799
Reg. S, 10.00%, 10/11/2028	GBP	7,820	10,389
Royal Caribbean Cruises Ltd., (Liberia),
5.50%, 04/01/2028 (e)		5,625	5,583
5.63%, 09/30/2031 (e)		10,051	9,887
6.00%, 02/01/2033 (e)		7,742	7,724
6.25%, 03/15/2032 (e)		935	946
Sabre GLBL, Inc.,
8.63%, 06/01/2027 (e)		3,799	3,747
10.75%, 11/15/2029 (e)		1,878	1,937
TUI AG, (Germany), Reg. S, 5.88%, 03/15/2029	EUR	5,992	6,495
TUI Cruises GmbH, (Germany),
5.00%, 05/15/2030 (e)	EUR	7,412	7,793
Reg. S, 6.25%, 04/15/2029	EUR	4,372	4,772
Viking Cruises Ltd., (Bermuda),
5.88%, 09/15/2027 (e)		2,488	2,469
6.25%, 05/15/2025 (e)		500	499
7.00%, 02/15/2029 (e)		2,475	2,489
9.13%, 07/15/2031 (e)		7,400	7,957
Viking Ocean Cruises Ship VII Ltd., (Bermuda), 5.63%, 02/15/2029 (e)		3,997	3,933
VOC Escrow Ltd., (Bermuda), 5.00%, 02/15/2028 (e)		2,890	2,813

			159,345

Lodging — 1.4%
Accor SA, (France), Reg. S, (EUR Swap Rate 5 Year + 3.25%), 2.63%, 01/30/2025 (aa) (x)	EUR	8,000	8,228
AccorInvest Group SA, (Luxembourg),
5.50%, 11/15/2031 (e)	EUR	11,033	11,685
6.38%, 10/15/2029 (e)	EUR	7,540	8,216
Boyd Gaming Corp., 4.75%, 06/15/2031 (e)		3,275	3,030
Fortune Star BVI Ltd., (British Virgin Islands),
Reg. S, 3.95%, 10/02/2026	EUR	1,800	1,745
Reg. S, 5.00%, 05/18/2026		1,600	1,534
Reg. S, 5.05%, 01/27/2027		4,400	4,125
Reg. S, 5.95%, 10/19/2025		700	693
Hilton Domestic Operating Co., Inc.,
3.63%, 02/15/2032 (e)		3,702	3,215
4.88%, 01/15/2030		949	910

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Lodging — continued
5.88%, 04/01/2029 (e)		1,200	1,198
5.88%, 03/15/2033 (e)		3,578	3,521
6.13%, 04/01/2032 (e)		1,176	1,173
Hyatt Hotels Corp., 5.25%, 06/30/2029		216	216
Las Vegas Sands Corp.,
2.90%, 06/25/2025		966	955
3.50%, 08/18/2026		620	604
5.90%, 06/01/2027		140	142
Melco Resorts Finance Ltd., (Cayman Islands),
4.88%, 06/06/2025 (e)		2,200	2,186
5.38%, 12/04/2029 (e)		5,557	5,073
5.63%, 07/17/2027 (e)		200	194
5.75%, 07/21/2028 (e)		1,200	1,144
7.63%, 04/17/2032 (e)		1,952	1,959
MGM China Holdings Ltd., (Cayman Islands),
4.75%, 02/01/2027 (e)		1,186	1,148
5.88%, 05/15/2026 (e)		200	199
7.13%, 06/26/2031 (e)		714	722
MGM Resorts International,
4.63%, 09/01/2026		275	271
4.75%, 10/15/2028		4,726	4,525
5.50%, 04/15/2027		4,600	4,572
6.13%, 09/15/2029		4,908	4,902
6.50%, 04/15/2032		2,880	2,870
Motel One GmbH, (Germany), Reg. S, 7.75%, 04/02/2031	EUR	4,977	5,543
Sani/Ikos Financial Holdings 1 Sarl, (Luxembourg), 7.25%, 07/31/2030 (e)	EUR	4,690	5,101
Station Casinos LLC,
4.50%, 02/15/2028 (e)		1,169	1,109
4.63%, 12/01/2031 (e)		2,187	1,959
6.63%, 03/15/2032 (e)		1,400	1,392
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025 (e)		1,601	1,597
Wynn Macau Ltd., (Cayman Islands),
5.13%, 12/15/2029 (e)		3,137	2,910
5.50%, 01/15/2026 (e)		1,000	990
5.50%, 10/01/2027 (e)		1,830	1,781
5.63%, 08/26/2028 (e)		12,932	12,454

			115,791

Retail — 2.6%
1011778 BC ULC / New Red Finance, Inc., (Canada),
3.50%, 02/15/2029 (e)		2,025	1,856
3.88%, 01/15/2028 (e)		1,115	1,054
4.00%, 10/15/2030 (e)		8,257	7,384
4.38%, 01/15/2028 (e)		767	733
5.63%, 09/15/2029 (e)		2,030	2,000
Afflelou SAS, (France), Reg. S, 6.00%, 07/25/2029	EUR	654	706
Agrifarma SpA, (Italy), Reg. S, 4.50%, 10/31/2028	EUR	2,455	2,543

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	239

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Retail — continued
Arko Corp., 5.13%, 11/15/2029 (e)		2,625	2,388
Asbury Automotive Group, Inc.,
4.75%, 03/01/2030		3	3
5.00%, 02/15/2032 (e)		270	246
B&M European Value Retail SA, (Luxembourg), Reg. S, 6.50%, 11/27/2031	GBP	266	330
BCPE Ulysses Intermediate, Inc., 7.75% (cash), 04/01/2027 (e) (v)		1,950	1,928
Beacon Roofing Supply, Inc., 6.50%, 08/01/2030 (e)		1,192	1,209
Bertrand Franchise Finance SAS, (France), 6.50%, 07/18/2030 (e)	EUR	6,223	6,748
Brinker International, Inc., 8.25%, 07/15/2030 (e)		2,875	3,036
Bubbles Bidco SpA, (Italy),
Reg. S, 6.50%, 09/30/2031	EUR	138	144
6.50%, 09/30/2031 (e)	EUR	11,705	12,185
Reg. S, (ICE LIBOR EUR 3 Month + 4.25%), 6.93%, 09/30/2031 (aa)	EUR	331	342
Carvana Co.,
9.00% (cash), 12/01/2028 (e) (v)		1,601	1,710
13.00% (PIK), 06/01/2030 (e) (v)		16,876	18,529
14.00% (PIK), 06/01/2031 (e) (v)		15,100	18,105
CD&R Firefly Bidco plc, (United Kingdom),
Reg. S, 8.63%, 04/30/2029	GBP	570	744
Series JAN, Reg. S, 8.63%, 04/30/2029 (w)	GBP	106	137
CEC Entertainment LLC, 6.75%, 05/01/2026 (e)		992	984
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (e)		2,944	3,055
Dufry One BV, (Netherlands),
Reg. S, 3.38%, 04/15/2028	EUR	3,020	3,107
Reg. S, 4.75%, 04/18/2031	EUR	197	212
Duomo Bidco SpA, (Italy), Reg. S, (ICE LIBOR EUR 3 Month + 4.13%), 7.30%, 07/15/2031 (aa)	EUR	513	535
eG Global Finance plc, (United Kingdom), 12.00%, 11/30/2028 (e)		4,931	5,514
Eroski S Coop, (Spain), Reg. S, 10.63%, 04/30/2029	EUR	8,922	10,051
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,
4.63%, 01/15/2029 (e)		6,405	5,935
6.75%, 01/15/2030 (e)		9,125	8,418
Foundation Building Materials, Inc., 6.00%, 03/01/2029 (e)		2,268	1,988
Fressnapf Holding SE, (Germany), Reg. S, 5.25%, 10/31/2031	EUR	339	362
Gap, Inc. (The),
3.63%, 10/01/2029 (e)		1,475	1,324
3.88%, 10/01/2031 (e)		2,980	2,577

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Retail — continued
Global Auto Holdings Ltd. / AAG FH UK Ltd., (United Kingdom), 11.50%, 08/15/2029 (e)		1,353	1,377
Goldstory SAS, (France),
Reg. S, 6.75%, 02/01/2030	EUR	6,000	6,488
Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 7.06%, 02/01/2030 (aa)	EUR	300	313
Group 1 Automotive, Inc., 6.38%, 01/15/2030 (e)		1,400	1,403
GYP Holdings III Corp., 4.63%, 05/01/2029 (e)		3,284	3,097
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (e)		3	3
LBM Acquisition LLC, 6.25%, 01/15/2029 (e)		3,325	3,058
LCM Investments Holdings II LLC,
4.88%, 05/01/2029 (e)		4,225	3,945
8.25%, 08/01/2031 (e)		5,456	5,660
Lithia Motors, Inc.,
3.88%, 06/01/2029 (e)		1,950	1,781
4.38%, 01/15/2031 (e)		100	91
Park River Holdings, Inc.,
5.63%, 02/01/2029 (e)		3,275	2,826
6.75%, 08/01/2029 (e)		1,625	1,427
Patrick Industries, Inc.,
4.75%, 05/01/2029 (e)		525	494
6.38%, 11/01/2032 (e)		1,760	1,703
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 02/15/2029 (e)		3,409	3,295
PEU Fin plc, (United Kingdom), Reg. S, 7.25%, 07/01/2028	EUR	11,786	12,781
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029 (e)		646	692
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032		5,044	5,053
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/2025 (e)		525	524
Staples, Inc., 10.75%, 09/01/2029 (e)		2,327	2,289
Stonegate Pub Co. Financing 2019 plc, (United Kingdom),
Reg. S, (ICE LIBOR EUR 3 Month + 6.63%), 9.65%, 07/31/2029 (aa)	EUR	110	118
Reg. S, 10.75%, 07/31/2029	GBP	102	133
10.75%, 07/31/2029 (e)	GBP	3,500	4,564
Suburban Propane Partners LP / Suburban Energy Finance Corp.,
5.00%, 06/01/2031 (e)		2,275	2,028
5.88%, 03/01/2027		2,825	2,803
Superior Plus LP / Superior General Partner, Inc., (Canada), 4.50%, 03/15/2029 (e)		3,011	2,738
White Cap Buyer LLC, 6.88%, 10/15/2028 (e)		19,409	19,196
Yum! Brands, Inc., 4.75%, 01/15/2030 (e)		752	719

			218,721

SEE NOTES TO FINANCIAL STATEMENTS.

240	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc., 3.90%, 11/19/2029		1,224	1,151
Mattel, Inc.,
3.38%, 04/01/2026 (e)		155	152
5.88%, 12/15/2027 (e)		2,174	2,178

			3,481

Total Consumer Cyclical			1,060,876

Consumer Non-cyclical — 11.8%
Agriculture — 0.1%
BAT Capital Corp.,
2.26%, 03/25/2028		220	202
3.56%, 08/15/2027		717	694
BAT International Finance plc, (United Kingdom), 5.93%, 02/02/2029		142	146
Darling Ingredients, Inc., 6.00%, 06/15/2030 (e)		1,609	1,587
Imperial Brands Finance plc, (United Kingdom),
5.50%, 02/01/2030 (e)		1,271	1,285
6.13%, 07/27/2027 (e)		1,055	1,083
Reynolds American, Inc., 4.45%, 06/12/2025		175	175
Tereos Finance Groupe I SA, (France), Reg. S, 7.25%, 04/15/2028	EUR	275	297
Turning Point Brands, Inc., 5.63%, 02/15/2026 (e)		700	696
Viterra Finance BV, (Netherlands),
2.00%, 04/21/2026 (e)		1,000	958
4.90%, 04/21/2027 (e)		600	594

			7,717

Beverages — 0.0% (g)
Bacardi Ltd. / Bacardi-Martini BV, (Multinational), 5.25%, 01/15/2029 (e)		179	179
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, (British Virgin Islands), 5.25%, 04/27/2029 (e)		800	758
Coca-Cola Consolidated, Inc., 5.25%, 06/01/2029		210	213

			1,150

Biotechnology — 0.1%
Amgen, Inc., 5.51%, 03/02/2026		633	633
Cidron Aida Finco Sarl, (Luxembourg),
Reg. S, 5.00%, 04/01/2028	EUR	10,544	10,726
Reg. S, 6.25%, 04/01/2028	GBP	400	477
Illumina, Inc., 5.75%, 12/13/2027		151	155

			11,991

Commercial Services — 5.0%
ADT Security Corp. (The),
4.13%, 08/01/2029 (e)		1,209	1,112
4.88%, 07/15/2032 (e)		1,731	1,590
Adtalem Global Education, Inc., 5.50%, 03/01/2028 (e)		1,550	1,514

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — continued
Albion Financing 1 Sarl / Aggreko Holdings, Inc., (Luxembourg),
Reg. S, 5.25%, 10/15/2026	EUR	10,580	11,057
6.13%, 10/15/2026 (e)		1,063	1,063
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (e)		21,838	22,320
Allied Universal Holdco LLC / Allied Universal Finance Corp.,
6.00%, 06/01/2029 (e)		17,828	16,244
9.75%, 07/15/2027 (e)		9,425	9,489
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl, (Multinational),
4.63%, 06/01/2028 (e)		16,724	15,776
Reg. S, 4.88%, 06/01/2028	GBP	500	580
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (e)		1,574	1,501
Amber Finco plc, (United Kingdom),
Reg. S, 6.63%, 07/15/2029	EUR	578	633
6.63%, 07/15/2029 (e)	EUR	7,565	8,279
AMN Healthcare, Inc.,
4.00%, 04/15/2029 (e)		2,575	2,310
4.63%, 10/01/2027 (e)		3,152	2,995
APi Group DE, Inc.,
4.13%, 07/15/2029 (e)		1,730	1,581
4.75%, 10/15/2029 (e)		2,150	2,022
Ashtead Capital, Inc., 4.38%, 08/15/2027 (e)		695	683
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 04/01/2028 (e)		4,725	4,418
Avis Budget Finance Plc, (Jersey),
Reg. S, 7.00%, 02/28/2029	EUR	5,480	5,946
Reg. S, 7.25%, 07/31/2030	EUR	8,513	9,262
BCP V Modular Services Finance II plc, (United Kingdom),
Reg. S, 4.75%, 11/30/2028	EUR	3,953	4,013
Reg. S, 6.13%, 11/30/2028	GBP	1,200	1,450
BCP V Modular Services Finance plc, (United Kingdom), Reg. S, 6.75%, 11/30/2029	EUR	5,184	4,860
Belron UK Finance plc, (United Kingdom),
4.63%, 10/15/2029 (e)	EUR	11,525	12,225
5.75%, 10/15/2029 (e)		6,706	6,637
Block, Inc.,
2.75%, 06/01/2026		2,353	2,268
3.50%, 06/01/2031		1,060	933
6.50%, 05/15/2032 (e)		16,146	16,302
Boels Topholding BV, (Netherlands), Reg. S, 5.75%, 05/15/2030	EUR	13,640	14,745
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (e)		8,068	8,458
Brink’s Co. (The),
4.63%, 10/15/2027 (e)		477	463
6.50%, 06/15/2029 (e)		1,352	1,370
6.75%, 06/15/2032 (e)		3,134	3,157

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	241

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Commercial Services — continued
Cimpress plc, (Ireland), 7.38%, 09/15/2032 (e)		2,926	2,903
Dcli Bidco LLC, 7.75%, 11/15/2029 (e)		1,700	1,738
Deluxe Corp., 8.13%, 09/15/2029 (e)		1,083	1,098
DP World Ltd., (United Arab Emirates), Reg. S, 4.70%, 09/30/2049		1,000	830
EquipmentShare.com, Inc., 8.00%, 03/15/2033 (e)		1,428	1,446
Garda World Security Corp., (Canada),
4.63%, 02/15/2027 (e)		904	878
6.00%, 06/01/2029 (e)		587	557
7.75%, 02/15/2028 (e)		6,993	7,215
8.25%, 08/01/2032 (e)		5,759	5,852
8.38%, 11/15/2032 (e)		8,284	8,432
Global Payments, Inc.,
2.65%, 02/15/2025		47	47
4.45%, 06/01/2028		155	151
GXO Logistics, Inc., 6.25%, 05/06/2029		1,679	1,719
Herc Holdings, Inc.,
5.50%, 07/15/2027 (e)		500	494
6.63%, 06/15/2029 (e)		3,485	3,529
Hertz Corp. (The),
4.63%, 12/01/2026 (e)		400	338
5.00%, 12/01/2029 (e)		360	236
12.63%, 07/15/2029 (e)		1,439	1,533
La Financiere Atalian, (France), Reg. S, 8.50%, 06/30/2028	EUR	148	71
Loxam SAS, (France),
Reg. S, 4.50%, 02/15/2027	EUR	5,029	5,267
Reg. S, 6.38%, 05/15/2028	EUR	200	215
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (e)		8,129	7,756
Mundys SpA, (Italy), Reg. S, 1.88%, 02/12/2028	EUR	9,380	9,266
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (e)		3,000	2,784
Nexi SpA, (Italy), Reg. S, 1.63%, 04/30/2026	EUR	5,880	5,946
Pachelbel Bidco SpA, (Italy),
Reg. S, 7.13%, 05/17/2031	EUR	420	465
7.13%, 05/17/2031 (e)	EUR	13,849	15,341
Reg. S, (ICE LIBOR EUR 3 Month + 4.25%), 7.30%, 05/17/2031 (aa)	EUR	100	104
Pelabuhan Indonesia Persero PT, (Indonesia), Reg. S, 5.38%, 05/05/2045		2,100	1,927
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/2028 (e)		2,253	2,241
Q-Park Holding I BV, (Netherlands),
Reg. S, 2.00%, 03/01/2027	EUR	8,744	8,858
Reg. S, 5.13%, 02/15/2030	EUR	458	487
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (e)		4,383	4,339
RR Donnelley & Sons Co., 9.50%, 08/01/2029 (e)		2,813	2,857
Rutas 2 & 7 Finance Ltd., (Cayman Islands), Reg. S, Zero Coupon, 09/30/2036		1,040	735

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — continued
Service Corp. International,
3.38%, 08/15/2030		1,560	1,365
4.00%, 05/15/2031		1,821	1,623
5.75%, 10/15/2032		8,566	8,309
7.50%, 04/01/2027		1,400	1,437
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032 (e)		7,466	7,593
Sotheby’s, 7.38%, 10/15/2027 (e)		8,262	8,170
Sotheby’s / Bidfair Holdings, Inc., 5.88%, 06/01/2029 (e)		1,801	1,597
Techem Verwaltungsgesellschaft 674 mbH, (Germany), Reg. S, 6.00%, 07/30/2026	EUR	12,766	13,237
Techem Verwaltungsgesellschaft 675 mbH, (Germany),
Reg. S, 5.38%, 07/15/2029	EUR	5,476	5,870
Series NOv, 5.38%, 07/15/2029 (e)	EUR	7,505	8,022
Triton Container International Ltd., (Bermuda), 2.05%, 04/15/2026 (e)		1,619	1,551
United Rentals North America, Inc.,
3.75%, 01/15/2032		3,447	3,019
3.88%, 02/15/2031		895	800
4.88%, 01/15/2028		2,025	1,971
5.25%, 01/15/2030		3,650	3,546
6.13%, 03/15/2034 (e)		1,287	1,277
Valvoline, Inc., 3.63%, 06/15/2031 (e)		2,701	2,305
Verisure Holding AB, (Sweden),
Reg. S, 3.25%, 02/15/2027	EUR	8,300	8,469
Reg. S, 3.88%, 07/15/2026	EUR	14,753	15,224
Reg. S, 5.50%, 05/15/2030	EUR	7,274	7,835
Verisure Midholding AB, (Sweden), Reg. S, 5.25%, 02/15/2029	EUR	950	985
Veritiv Operating Co., 10.50%, 11/30/2030 (e)		1,455	1,567
VT Topco, Inc., 8.50%, 08/15/2030 (e)		900	953
Wand NewCo. 3, Inc., 7.63%, 01/30/2032 (e)		5,510	5,659
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026 (e)		430	427
Williams Scotsman, Inc.,
6.63%, 06/15/2029 (e)		1,147	1,161
7.38%, 10/01/2031 (e)		1,566	1,611

			420,494

Cosmetics/Personal Care — 0.0% (g)
Coty, Inc., 5.00%, 04/15/2026 (e)		279	278
Perrigo Finance Unlimited Co., (Ireland), 6.13%, 09/30/2032		3,343	3,269

			3,547

Food — 1.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC,
3.25%, 03/15/2026 (e)		195	190
3.50%, 03/15/2029 (e)		9,437	8,589
4.63%, 01/15/2027 (e)		723	708

SEE NOTES TO FINANCIAL STATEMENTS.

242	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Food — continued
4.88%, 02/15/2030 (e)		1,990	1,905
5.88%, 02/15/2028 (e)		1,250	1,245
6.50%, 02/15/2028 (e)		1,532	1,551
7.50%, 03/15/2026 (e)		136	137
B&G Foods, Inc.,
5.25%, 09/15/2027		7,896	7,523
8.00%, 09/15/2028 (e)		2,611	2,684
Bellis Acquisition Co. plc , (United Kingdom),
Reg. S, 8.13%, 05/14/2030	GBP	14,534	17,599
8.13%, 05/14/2030 (e)	GBP	1,975	2,391
Bellis Finco plc, (United Kingdom), Reg. S, 4.00%, 02/16/2027	GBP	180	212
Boparan Finance plc, (United Kingdom), Reg. S, 9.38%, 11/07/2029	GBP	245	296
Chobani Holdco II LLC, 8.75% (cash), 10/01/2029 (e) (v)		14,063	14,872
Chobani LLC / Chobani Finance Corp., Inc.,
4.63%, 11/15/2028 (e)		3,397	3,270
7.63%, 07/01/2029 (e)		9,082	9,392
Darling Global Finance BV, (Netherlands), Reg. S, 3.63%, 05/15/2026	EUR	300	310
ELO SACA, (France),
Reg. S, 3.25%, 07/23/2027	EUR	2,400	2,157
Reg. S, 5.88%, 04/17/2028	EUR	2,300	2,086
Fiesta Purchaser, Inc.,
7.88%, 03/01/2031 (e)		662	691
9.63%, 09/15/2032 (e)		1,397	1,464
Iceland Bondco plc, (United Kingdom),
Reg. S, 4.38%, 05/15/2028	GBP	6,373	7,313
Reg. S, (ICE LIBOR EUR 3 Month + 5.50%), 8.52%, 12/15/2027 (aa)	EUR	2,532	2,650
Irca SpA, (Italy), Reg. S, (ICE LIBOR EUR 3 Month + 3.75%), 6.63%, 12/15/2029 (aa)	EUR	283	296
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (e)		970	1,005
Lamb Weston Holdings, Inc.,
4.13%, 01/31/2030 (e)		2,789	2,549
4.38%, 01/31/2032 (e)		2,525	2,285
4.88%, 05/15/2028 (e)		72	70
Lion / Polaris Lux 4 SA, (Luxembourg), Reg. S, (ICE LIBOR EUR 3 Month + 3.63%), 6.30%, 07/01/2029 (aa)	EUR	349	363
Market Bidco Finco plc, (United Kingdom), Reg. S, 5.50%, 11/04/2027	GBP	14,057	16,806
NBM US Holdings, Inc., 7.00%, 05/14/2026 (e)		200	200
Performance Food Group, Inc.,
4.25%, 08/01/2029 (e)		2,009	1,864
6.13%, 09/15/2032 (e)		4,189	4,189
Picard Groupe SAS, (France), Reg. S, 6.38%, 07/01/2029	EUR	221	238

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Food — continued
Pilgrim’s Pride Corp.,
3.50%, 03/01/2032		2,600	2,240
4.25%, 04/15/2031		3,723	3,430
Post Holdings, Inc.,
4.50%, 09/15/2031 (e)		1,580	1,415
4.63%, 04/15/2030 (e)		3,055	2,818
5.50%, 12/15/2029 (e)		2,150	2,080
6.25%, 02/15/2032 (e)		1,869	1,855
6.25%, 10/15/2034 (e)		2,750	2,679
6.38%, 03/01/2033 (e)		3,470	3,397
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.63%, 03/01/2029 (e)		1,139	1,053
United Natural Foods, Inc., 6.75%, 10/15/2028 (e)		1,529	1,506
US Foods, Inc.,
4.75%, 02/15/2029 (e)		1,010	967
7.25%, 01/15/2032 (e)		1,051	1,088

			143,628

Healthcare — Products — 0.7%
Avantor Funding, Inc.,
Reg. S, 2.63%, 11/01/2025	EUR	1,081	1,111
Reg. S, 3.88%, 07/15/2028	EUR	100	103
4.63%, 07/15/2028 (e)		1,663	1,588
Bausch + Lomb Corp., (Canada), 8.38%, 10/01/2028 (e)		10,933	11,316
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029		112	111
Medline Borrower LP,
3.88%, 04/01/2029 (e)		17,875	16,552
5.25%, 10/01/2029 (e)		14,215	13,718
Medline Borrower LP / Medline Co-Issuer, Inc., 6.25%, 04/01/2029 (e)		3,096	3,129
Neogen Food Safety Corp., 8.63%, 07/20/2030 (e)		942	1,010
Solventum Corp.,
5.40%, 03/01/2029 (e)		1,800	1,805
5.45%, 02/25/2027 (e)		425	429
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (e)		2,240	2,269
Teleflex, Inc., 4.25%, 06/01/2028 (e)		1,284	1,219

			54,360

Healthcare — Services — 2.1%
AHP Health Partners, Inc., 5.75%, 07/15/2029 (e)		4,100	3,960
CAB SELAS, (France), Reg. S, 3.38%, 02/01/2028	EUR	11,094	10,672
Centene Corp.,
2.45%, 07/15/2028		784	707
4.25%, 12/15/2027		2,020	1,960
Charles River Laboratories International, Inc.,
4.00%, 03/15/2031 (e)		15	14
4.25%, 05/01/2028 (e)		1,363	1,293

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	243

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Healthcare — Services — continued
CHS / Community Health Systems, Inc.,
4.75%, 02/15/2031 (e)		5,372	4,168
5.25%, 05/15/2030 (e)		6,084	4,997
5.63%, 03/15/2027 (e)		7,998	7,676
6.00%, 01/15/2029 (e)		5,913	5,294
10.88%, 01/15/2032 (e)		8,091	8,348
Cigna Group (The), 5.69%, 03/15/2026		859	859
Clariane SE, (France), Reg. S, (UK Gilts 5 Year + 9.08%), 13.17%, 06/15/2025 (aa) (x)	GBP	100	122
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032 (e)		1,554	1,580
DaVita, Inc.,
3.75%, 02/15/2031 (e)		9,357	8,096
4.63%, 06/01/2030 (e)		9,625	8,849
6.88%, 09/01/2032 (e)		1,860	1,874
Encompass Health Corp.,
4.50%, 02/01/2028		55	53
4.63%, 04/01/2031		1,391	1,285
4.75%, 02/01/2030		984	933
Ephios Subco 3 Sarl, (Luxembourg), Reg. S, 7.88%, 01/31/2031	EUR	634	715
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (e)		505	506
Fresenius Medical Care US Finance III, Inc., 3.75%, 06/15/2029 (e)		750	699
HAH Group Holding Co. LLC, 9.75%, 10/01/2031 (e)		2,135	2,137
HCA, Inc.,
5.25%, 04/15/2025		500	501
5.25%, 06/15/2026		774	776
7.05%, 12/01/2027		825	865
7.50%, 11/06/2033		1,650	1,830
Health Care Service Corp. A Mutual Legal Reserve Co, 5.20%, 06/15/2029 (e)		175	176
HealthEquity, Inc., 4.50%, 10/01/2029 (e)		4,584	4,297
IQVIA, Inc.,
Reg. S, 1.75%, 03/15/2026	EUR	200	204
Reg. S, 2.25%, 03/15/2029	EUR	100	99
Reg. S, 2.88%, 06/15/2028	EUR	4,530	4,587
5.00%, 05/15/2027 (e)		200	196
6.50%, 05/15/2030 (e)		978	995
LifePoint Health, Inc.,
4.38%, 02/15/2027 (e)		6,325	6,060
5.38%, 01/15/2029 (e)		2,650	2,323
9.88%, 08/15/2030 (e)		1,164	1,255
10.00%, 06/01/2032 (e)		2,926	2,975
11.00%, 10/15/2030 (e)		9,363	10,277
Molina Healthcare, Inc.,
3.88%, 11/15/2030 (e)		334	297
3.88%, 05/15/2032 (e)		966	834
6.25%, 01/15/2033 (e)		1,965	1,942
MPH Acquisition Holdings LLC, 5.50%, 09/01/2028 (e)		6,275	5,379
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (e)		3,177	3,090

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Healthcare — Services — continued
Select Medical Corp., 6.25%, 12/01/2032 (e)		1,370	1,318
Star Parent, Inc., 9.00%, 10/01/2030 (e)		3,638	3,778
Surgery Center Holdings, Inc., 7.25%, 04/15/2032 (e)		6,411	6,540
Tenet Healthcare Corp.,
4.25%, 06/01/2029		6,887	6,466
4.38%, 01/15/2030		14,027	13,028
6.13%, 06/15/2030		670	665
6.75%, 05/15/2031		6,433	6,501
Universal Health Services, Inc., 4.63%, 10/15/2029		500	482
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (e)		2,661	2,712
Voyage Care BondCo plc, (United Kingdom), Reg. S, 5.88%, 02/15/2027	GBP	3,832	4,580

			171,825

Household Products/Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/2029 (e)		4,054	3,687
Central Garden & Pet Co.,
4.13%, 10/15/2030		14	13
4.13%, 04/30/2031 (e)		1,094	967
5.13%, 02/01/2028		360	350
Kronos Acquisition Holdings, Inc.,
8.25%, 06/30/2031 (e)		2,398	2,284
10.75%, 06/30/2032 (e)		3,215	2,958

			10,259

Pharmaceuticals — 2.0%
1375209 BC Ltd., (Canada), 9.00%, 01/30/2028 (e)		1,954	1,952
AdaptHealth LLC,
4.63%, 08/01/2029 (e)		2,925	2,630
5.13%, 03/01/2030 (e)		3,675	3,330
6.13%, 08/01/2028 (e)		2,840	2,780
Bausch Health Cos., Inc., (Canada),
4.88%, 06/01/2028 (e)		3,075	2,460
5.00%, 01/30/2028 (e)		1,125	764
5.00%, 02/15/2029 (e)		4,225	2,493
5.25%, 01/30/2030 (e)		24,260	13,222
5.25%, 02/15/2031 (e)		3,670	1,945
5.75%, 08/15/2027 (e)		1,025	892
6.13%, 02/01/2027 (e)		7,327	6,649
6.25%, 02/15/2029 (e)		300	186
7.00%, 01/15/2028 (e)		450	317
9.00%, 12/15/2025 (e)		100	97
11.00%, 09/30/2028 (e)		10,045	9,543
Bayer AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 3.11%), 3.13%, 11/12/2079 (aa)	EUR	4,000	3,905
Reg. S, (EUR Swap Rate 5 Year + 3.75%), 4.50%, 03/25/2082 (aa)	EUR	500	513
Reg. S, (EUR Swap Rate 5 Year + 3.90%), 7.00%, 09/25/2083 (aa)	EUR	12,200	13,344

SEE NOTES TO FINANCIAL STATEMENTS.

244	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Series NC5, Reg. S, (EUR Swap Rate 5 Year + 3.43%), 6.63%, 09/25/2083 (aa)	EUR	1,000	1,073
Bayer US Finance II LLC,
4.25%, 12/15/2025 (e)		2,300	2,285
4.38%, 12/15/2028 (e)		1,811	1,741
Bayer US Finance LLC, 6.25%, 01/21/2029 (e)		400	408
Cheplapharm Arzneimittel GmbH, (Germany), Reg. S, 7.50%, 05/15/2030	EUR	513	523
Endo Finance Holdings, Inc., 8.50%, 04/15/2031 (e)		3,866	4,096
Grifols SA, (Spain),
Reg. S, 2.25%, 11/15/2027	EUR	6,255	6,181
Reg. S, 3.88%, 10/15/2028	EUR	18,792	17,587
7.13%, 05/01/2030 (e)	EUR	4,500	4,791
Gruenenthal GmbH, (Germany),
Reg. S, 3.63%, 11/15/2026	EUR	4,650	4,811
Reg. S, 4.13%, 05/15/2028	EUR	2,860	2,971
Reg. S, 4.63%, 11/15/2031	EUR	370	388
4.63%, 11/15/2031 (e)	EUR	3,389	3,549
Reg. S, 6.75%, 05/15/2030	EUR	300	332
Jazz Securities DAC, (Ireland), 4.38%, 01/15/2029 (e)		1,928	1,818
Nidda Healthcare Holding GmbH, (Germany),
Reg. S, 7.00%, 02/21/2030	EUR	700	764
7.00%, 02/21/2030 (e)	EUR	5,051	5,509
Option Care Health, Inc., 4.38%, 10/31/2029 (e)		957	883
Organon & Co. / Organon Foreign Debt Co-Issuer BV,
4.13%, 04/30/2028 (e)		3,275	3,077
5.13%, 04/30/2031 (e)		10,658	9,579
P&L Development LLC / PLD Finance Corp., 12.00% (cash), 05/15/2029 (e) (v)		703	726
Rossini Sarl, (Luxembourg),
Reg. S, 6.75%, 12/31/2029	EUR	600	657
6.75%, 12/31/2029 (e)	EUR	12,910	14,142
Teva Pharmaceutical Finance Netherlands II BV, (Netherlands), 4.38%, 05/09/2030	EUR	1,083	1,150
Teva Pharmaceutical Finance Netherlands III BV, (Netherlands),
3.15%, 10/01/2026		7,276	6,991
6.75%, 03/01/2028		1,000	1,021
7.13%, 01/31/2025		700	700
7.88%, 09/15/2029		1,503	1,620
8.13%, 09/15/2031		1,248	1,395

			167,790

Total Consumer Non-cyclical			992,761

Diversified — 0.0% (g)
Holding Companies — Diversified — 0.0% (g)
Benteler International AG, (Austria), Reg. S, 9.38%, 05/15/2028	EUR	1,407	1,538
ProGroup AG, (Germany),
Reg. S, 5.13%, 04/15/2029	EUR	100	102
Reg. S, 5.38%, 04/15/2031	EUR	129	131

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Holding Companies — Diversified — continued
Stena International SA, (Luxembourg),
7.25%, 01/15/2031 (e)		300	306
7.63%, 02/15/2031 (e)		400	416

Total Diversified			2,493

Energy — 8.2%
Coal — 0.0% (g)
Conuma Resources Ltd., (Canada), 13.13%, 05/01/2028 (e)		806	818
Coronado Finance Pty Ltd., (Australia), 9.25%, 10/01/2029 (e)		1,575	1,597

			2,415

Energy — Alternate Sources — 0.1%
Cullinan Holdco Scsp, (Luxembourg), Reg. S, 4.63%, 10/15/2026	EUR	9,234	8,984
Greenko Dutch BV, (Netherlands), 3.85%, 03/29/2026 (e)		541	526
Greenko Solar Mauritius Ltd., (Mauritius), Reg. S, 5.55%, 01/29/2025		1,549	1,548

			11,058

Oil & Gas — 4.6%
Adnoc Murban Rsc Ltd., (United Arab Emirates), 5.13%, 09/11/2054 (e)		4,100	3,699
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (e)		5,110	5,226
Antero Resources Corp., 7.63%, 02/01/2029 (e)		1,377	1,410
Apache Corp., 4.38%, 10/15/2028		1,670	1,611
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,
5.88%, 06/30/2029 (e)		2,017	1,964
6.63%, 10/15/2032 (e)		1,695	1,685
8.25%, 12/31/2028 (e)		3,747	3,825
9.00%, 11/01/2027 (e)		2,638	3,189
Baytex Energy Corp., (Canada), 8.50%, 04/30/2030 (e)		626	640
Borr IHC Ltd. / Borr Finance LLC, (Multinational),
10.00%, 11/15/2028 (e)		875	871
10.38%, 11/15/2030 (e)		1,047	1,038
California Resources Corp., 7.13%, 02/01/2026 (e)		203	203
Canadian Natural Resources Ltd., (Canada), 5.00%, 12/15/2029 (e)		173	171
Chord Energy Corp., 6.38%, 06/01/2026 (e)		738	738
CITGO Petroleum Corp.,
6.38%, 06/15/2026 (e)		1,230	1,231
7.00%, 06/15/2025 (e)		4,840	4,845
8.38%, 01/15/2029 (e)		7,186	7,404
Civitas Resources, Inc.,
5.00%, 10/15/2026 (e)		250	246
8.38%, 07/01/2028 (e)		3,396	3,527

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	245

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil & Gas — continued
8.63%, 11/01/2030 (e)	2,568	2,689
8.75%, 07/01/2031 (e)	5,806	6,053
CNX Resources Corp., 7.25%, 03/01/2032 (e)	835	849
Comstock Resources, Inc.,
5.88%, 01/15/2030 (e)	6,495	6,058
6.75%, 03/01/2029 (e)	7,359	7,172
Continental Resources, Inc.,
2.27%, 11/15/2026 (e)	1,911	1,814
4.38%, 01/15/2028	775	754
Coterra Energy, Inc.,
3.90%, 05/15/2027	1,612	1,576
4.38%, 03/15/2029	1,496	1,447
Crescent Energy Finance LLC,
7.38%, 01/15/2033 (e)	6,540	6,351
7.63%, 04/01/2032 (e)	6,893	6,857
9.25%, 02/15/2028 (e)	3,428	3,583
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/2029 (e)	225	228
Devon Energy Corp., 5.25%, 10/15/2027	415	416
Diamond Foreign Asset Co. / Diamond Finance LLC, (Cayman Islands), 8.50%, 10/01/2030 (e)	1,160	1,204
Diamondback Energy, Inc., 5.15%, 01/30/2030	140	140
Ecopetrol SA, (Colombia),
7.75%, 02/01/2032	2,100	2,038
8.38%, 01/19/2036	2,200	2,122
8.63%, 01/19/2029	1,304	1,383
Empresa Nacional del Petroleo, (Chile), Reg. S, 6.15%, 05/10/2033	3,500	3,527
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/2031 (e)	2,420	2,553
EQT Corp.,
3.13%, 05/15/2026 (e)	1,258	1,224
3.90%, 10/01/2027	825	802
7.00%, 02/01/2030	442	470
Expand Energy Corp.,
4.75%, 02/01/2032	1,901	1,770
5.38%, 02/01/2029	647	637
5.38%, 03/15/2030	2,744	2,693
5.50%, 02/01/2026 (e)	603	602
5.70%, 01/23/2025	957	957
5.88%, 02/01/2029 (e)	1,447	1,430
6.75%, 04/15/2029 (e)	1,328	1,342
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (e)	2,798	2,818
Helmerich & Payne, Inc.,
4.65%, 12/01/2027 (e)	344	340
4.85%, 12/01/2029 (e)	559	541
Hess Corp., 7.88%, 10/01/2029	750	835
HF Sinclair Corp.,
5.00%, 02/01/2028	942	931
6.38%, 04/15/2027	1,236	1,254

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Oil & Gas — continued
Hilcorp Energy I LP / Hilcorp Finance Co.,
5.75%, 02/01/2029 (e)	7,247	6,914
6.00%, 04/15/2030 (e)	740	695
6.00%, 02/01/2031 (e)	1,518	1,404
6.25%, 11/01/2028 (e)	2,016	1,952
6.25%, 04/15/2032 (e)	650	598
6.88%, 05/15/2034 (e)	3,631	3,384
7.25%, 02/15/2035 (e)	3,614	3,398
8.38%, 11/01/2033 (e)	5,667	5,785
KazMunayGas National Co. JSC, (Kazakhstan),
Reg. S, 5.75%, 04/19/2047	5,800	5,002
Reg. S, 6.38%, 10/24/2048	2,700	2,508
Kosmos Energy Ltd., 8.75%, 10/01/2031 (e)	4,200	3,944
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029 (e)	405	390
Leviathan Bond Ltd., (Israel),
Reg. S, 6.50%, 06/30/2027 (e)	5,074	4,909
Reg. S, 6.75%, 06/30/2030 (e)	1,000	946
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032 (e)	1,507	1,492
Matador Resources Co.,
6.50%, 04/15/2032 (e)	5,031	4,974
6.88%, 04/15/2028 (e)	2,236	2,267
MEG Energy Corp., (Canada), 5.88%, 02/01/2029 (e)	1,345	1,313
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (e)	1,109	1,084
Nabors Industries Ltd., (Bermuda), 7.50%, 01/15/2028 (e)	3,860	3,574
Nabors Industries, Inc.,
7.38%, 05/15/2027 (e)	5,224	5,218
8.88%, 08/15/2031 (e)	2,498	2,320
9.13%, 01/31/2030 (e)	2,804	2,851
Noble Finance II LLC, 8.00%, 04/15/2030 (e)	5,132	5,183
Northern Oil & Gas, Inc.,
8.13%, 03/01/2028 (e)	6,817	6,922
8.75%, 06/15/2031 (e)	1,309	1,351
Occidental Petroleum Corp.,
5.88%, 09/01/2025	633	635
6.38%, 09/01/2028	1,510	1,556
8.50%, 07/15/2027	1,434	1,532
Ovintiv, Inc.,
5.38%, 01/01/2026	555	557
5.65%, 05/15/2028	683	693
Parkland Corp., (Canada),
4.50%, 10/01/2029 (e)	1,850	1,716
4.63%, 05/01/2030 (e)	2,562	2,351
5.88%, 07/15/2027 (e)	1,550	1,535
6.63%, 08/15/2032 (e)	3,453	3,417
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (e)	1,065	1,045

SEE NOTES TO FINANCIAL STATEMENTS.

246	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil & Gas — continued
Permian Resources Operating LLC,
5.38%, 01/15/2026 (e)	400	397
5.88%, 07/01/2029 (e)	1,950	1,913
6.25%, 02/01/2033 (e)	5,939	5,862
7.00%, 01/15/2032 (e)	4,623	4,693
8.00%, 04/15/2027 (e)	1,296	1,323
Pertamina Persero PT, (Indonesia),
Reg. S, 4.18%, 01/21/2050	1,900	1,436
Reg. S, 6.50%, 11/07/2048	3,400	3,543
Petroleos del Peru SA, (Peru),
Reg. S, 4.75%, 06/19/2032	4,200	3,160
Reg. S, 5.63%, 06/19/2047	3,700	2,356
Petroleos Mexicanos, (Mexico),
4.25%, 01/15/2025	711	709
6.35%, 02/12/2048	18,700	12,286
6.38%, 01/23/2045	3,800	2,543
6.49%, 01/23/2027	3,050	2,958
6.63%, 06/15/2035	4,400	3,466
6.70%, 02/16/2032	1,200	1,044
6.88%, 10/16/2025	544	542
7.69%, 01/23/2050	1,600	1,207
Petronas Capital Ltd., (Malaysia),
4.55%, 04/21/2050 (e)	3,700	3,141
Reg. S, 4.55%, 04/21/2050	700	594
Petrorio Luxembourg Holding Sarl, (Luxembourg), Reg. S, 6.13%, 06/09/2026	4,600	4,575
Precision Drilling Corp., (Canada), 6.88%, 01/15/2029 (e)	2,800	2,774
QatarEnergy, (Qatar),
Reg. S, 1.38%, 09/12/2026	1,200	1,130
Reg. S, 3.13%, 07/12/2041	12,800	9,451
Reg. S, 3.30%, 07/12/2051	3,500	2,396
Range Resources Corp.,
4.75%, 02/15/2030 (e)	1,100	1,033
4.88%, 05/15/2025	801	798
8.25%, 01/15/2029	1,010	1,040
Rio Oil Finance Trust Series 2014-3, Reg. S, 9.75%, 01/06/2027	686	710
Rio Oil Finance Trust Series 2018-1, 8.20%, 04/06/2028 (e)	94	96
Sitio Royalties Operating Partnership LP / Sitio Finance Corp., 7.88%, 11/01/2028 (e)	3,817	3,923
SM Energy Co.,
6.50%, 07/15/2028	190	189
6.75%, 08/01/2029 (e)	985	975
7.00%, 08/01/2032 (e)	3,241	3,195
State Oil Co. of the Azerbaijan Republic, (Azerbaijan), Reg. S, 6.95%, 03/18/2030	6,000	6,198
Suncor Energy, Inc., (Canada), 7.88%, 06/15/2026	145	151
Sunoco LP, 7.00%, 05/01/2029 (e)	960	986
Sunoco LP / Sunoco Finance Corp.,
4.50%, 05/15/2029	3,175	2,983

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Oil & Gas — continued
4.50%, 04/30/2030		1,350	1,252
5.88%, 03/15/2028		495	493
Talos Production, Inc.,
9.00%, 02/01/2029 (e)		1,166	1,196
9.38%, 02/01/2031 (e)		921	939
Tengizchevroil Finance Co. International Ltd., (Bermuda),
2.63%, 08/15/2025 (e)		1,300	1,273
Reg. S, 3.25%, 08/15/2030		1,900	1,613
Reg. S, 4.00%, 08/15/2026		1,459	1,416
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029 (e)		3,871	3,616
Transocean Aquila Ltd., (Cayman Islands), 8.00%, 09/30/2028 (e)		527	539
Transocean Titan Financing Ltd., (Cayman Islands), 8.38%, 02/01/2028 (e)		925	944
Transocean, Inc., (Cayman Islands),
8.00%, 02/01/2027 (e)		1,662	1,659
8.25%, 05/15/2029 (e)		8,897	8,715
8.50%, 05/15/2031 (e)		5,309	5,205
8.75%, 02/15/2030 (e)		4,413	4,551
Valaris Ltd., (Bermuda), 8.38%, 04/30/2030 (e)		7,124	7,199
Vantage Drilling International Ltd., (Cayman Islands), 9.50%, 02/15/2028 (e)		186	186
Var Energi ASA, (Norway), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.77%), 7.86%, 11/15/2083 (aa)	EUR	8,938	10,218
Vermilion Energy, Inc., (Canada), 6.88%, 05/01/2030 (e)		197	195
Viper Energy, Inc., 5.38%, 11/01/2027 (e)		1,050	1,035
Vital Energy, Inc.,
7.88%, 04/15/2032 (e)		6,228	5,992
9.75%, 10/15/2030		2,369	2,498
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029 (e)		2,074	1,995
Wintershall Dea Finance 2 BV, (Netherlands),
Series NC5, Reg. S, (EUR Swap Rate 5 Year + 2.92%), 2.50%, 04/20/2026 (aa) (x)	EUR	3,000	3,011
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 3.32%), 3.00%, 07/20/2028 (aa) (x)	EUR	6,200	5,975

			383,889

Oil & Gas Services — 0.5%
Archrock Partners LP / Archrock Partners Finance Corp.,
6.25%, 04/01/2028 (e)		4,551	4,527
6.63%, 09/01/2032 (e)		4,783	4,777
6.88%, 04/01/2027 (e)		573	576
Enerflex Ltd., (Canada), 9.00%, 10/15/2027 (e)		306	318
Guara Norte Sarl, (Luxembourg), Reg. S, 5.20%, 06/15/2034		4,233	3,863

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	247

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Oil & Gas Services — continued
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (e)		4,682	4,776
Oceaneering International, Inc., 6.00%, 02/01/2028		295	292
OEG Finance plc, (United Kingdom), Reg. S, 7.25%, 09/27/2029	EUR	206	223
Star Holding LLC, 8.75%, 08/01/2031 (e)		2,874	2,852
TGS ASA, (Norway), 8.50%, 01/15/2030 (e)		1,262	1,290
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029 (e)		3,306	3,364
Weatherford International Ltd., (Bermuda), 8.63%, 04/30/2030 (e)		2,251	2,324
Yinson Boronia Production BV, (Netherlands),
8.95%, 07/31/2042 (e)		2,200	2,297
Reg. S, 8.95%, 07/31/2042		1,270	1,326
Yinson Production Financial Services Pte Ltd., (Singapore), Reg. S, 9.63%, 05/03/2029 (e)		3,600	3,709

			36,514

Pipelines — 3.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp.,
5.38%, 06/15/2029 (e)		5,493	5,349
5.75%, 03/01/2027 (e)		1,800	1,792
5.75%, 01/15/2028 (e)		4,021	3,989
6.63%, 02/01/2032 (e)		1,506	1,517
Blue Racer Midstream LLC / Blue Racer Finance Corp.,
7.00%, 07/15/2029 (e)		3,483	3,557
7.25%, 07/15/2032 (e)		2,660	2,733
Buckeye Partners LP,
3.95%, 12/01/2026		88	85
4.13%, 03/01/2025 (e)		1,118	1,115
5.60%, 10/15/2044		46	38
5.85%, 11/15/2043		1,770	1,533
6.88%, 07/01/2029 (e)		634	641
Cheniere Energy, Inc., 4.63%, 10/15/2028		303	297
CNX Midstream Partners LP, 4.75%, 04/15/2030 (e)		1,230	1,122
Columbia Pipelines Holding Co. LLC,
6.04%, 08/15/2028 (e)		473	485
6.06%, 08/15/2026 (e)		500	507
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031 (e)		7,307	6,979
DCP Midstream Operating LP, 5.38%, 07/15/2025		334	334
DT Midstream, Inc.,
4.13%, 06/15/2029 (e)		3,227	3,014
4.38%, 06/15/2031 (e)		171	156
Enbridge, Inc., (Canada),
5.30%, 04/05/2029		206	208
5.90%, 11/15/2026		96	98

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pipelines — continued
(CMT Index 5 Year + 2.97%), 7.20%, 06/27/2054 (aa)	2,888	2,968
(CMT Index 5 Year + 3.12%), 7.38%, 03/15/2055 (aa)	1,688	1,753
Energy Transfer LP,
5.63%, 05/01/2027 (e)	1,133	1,133
6.00%, 02/01/2029 (e)	932	946
(CMT Index 5 Year + 2.83%), 7.13%, 10/01/2054 (aa)	2,742	2,778
(CMT Index 5 Year + 4.02%), 8.00%, 05/15/2054 (aa)	3,608	3,781
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (aa) (x)	4,655	4,658
EnLink Midstream LLC, 5.63%, 01/15/2028 (e)	490	495
EnLink Midstream Partners LP, 4.15%, 06/01/2025	944	940
EQM Midstream Partners LP,
4.50%, 01/15/2029 (e)	11	10
4.75%, 01/15/2031 (e)	1,699	1,598
6.38%, 04/01/2029 (e)	1,282	1,286
6.50%, 07/01/2027 (e)	1,750	1,773
7.50%, 06/01/2027 (e)	2,422	2,470
7.50%, 06/01/2030 (e)	2,758	2,934
Genesis Energy LP / Genesis Energy Finance Corp.,
7.75%, 02/01/2028	927	928
7.88%, 05/15/2032	5,850	5,729
8.00%, 01/15/2027	406	413
8.00%, 05/15/2033	3,307	3,236
8.25%, 01/15/2029	2,664	2,690
8.88%, 04/15/2030	1,189	1,210
Global Partners LP / GLP Finance Corp.,
6.88%, 01/15/2029	1,300	1,290
7.00%, 08/01/2027	925	928
8.25%, 01/15/2032 (e)	1,680	1,728
Harvest Midstream I LP, 7.50%, 05/15/2032 (e)	1,195	1,217
Hess Midstream Operations LP, 6.50%, 06/01/2029 (e)	1,651	1,667
Howard Midstream Energy Partners LLC,
7.38%, 07/15/2032 (e)	3,156	3,206
8.88%, 07/15/2028 (e)	1,535	1,612
ITT Holdings LLC, 6.50%, 08/01/2029 (e)	4,835	4,426
Kinder Morgan, Inc., 5.00%, 02/01/2029	315	314
Kinetik Holdings LP,
5.88%, 06/15/2030 (e)	93	91
6.63%, 12/15/2028 (e)	602	616
New Generation Gas, Reg. S, 0.00%, 09/30/2029 (e) (bb) (cc)	474	467
New Generation Gas Gathering LLC, Reg. S, 0.00%, 12/31/2049 (e) (bb) (cc)	176	173
NFE Financing LLC, 12.00%, 11/15/2029 (e)	3,615	3,797

SEE NOTES TO FINANCIAL STATEMENTS.

248	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pipelines — continued
NGL Energy Operating LLC / NGL Energy Finance Corp.,
8.13%, 02/15/2029 (e)	3,859	3,910
8.38%, 02/15/2032 (e)	11,782	11,871
NGPL PipeCo. LLC, 4.88%, 08/15/2027 (e)	549	545
Northriver Midstream Finance LP, (Canada), 6.75%, 07/15/2032 (e)	1,199	1,206
Prairie Acquiror LP, 9.00%, 08/01/2029 (e)	1,197	1,234
Rockies Express Pipeline LLC,
3.60%, 05/15/2025 (e)	1,000	990
4.80%, 05/15/2030 (e)	1,770	1,663
4.95%, 07/15/2029 (e)	183	174
6.88%, 04/15/2040 (e)	2,600	2,471
7.50%, 07/15/2038 (e)	1,425	1,415
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (e)	800	774
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	250	252
South Bow Canadian Infrastructure Holdings Ltd., (Canada), (CMT Index 5 Year + 3.95%), 7.63%, 03/01/2055 (e) (aa)	1,281	1,313
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (e)	1,000	997
Southern Gas Corridor CJSC, (Azerbaijan), Reg. S, 6.88%, 03/24/2026	9,300	9,427
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (e)	1,454	1,508
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,
5.50%, 01/15/2028 (e)	5,464	5,255
6.00%, 03/01/2027 (e)	1,063	1,053
6.00%, 12/31/2030 (e)	748	708
6.00%, 09/01/2031 (e)	1,514	1,429
7.38%, 02/15/2029 (e)	5,339	5,356
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
5.00%, 01/15/2028	1,081	1,069
6.50%, 07/15/2027	244	246
6.88%, 01/15/2029	2,340	2,395
Venture Global Calcasieu Pass LLC,
3.88%, 08/15/2029 (e)	3,140	2,885
4.13%, 08/15/2031 (e)	1,380	1,236
6.25%, 01/15/2030 (e)	450	454
Venture Global LNG, Inc.,
7.00%, 01/15/2030 (e)	1,715	1,741
8.13%, 06/01/2028 (e)	750	780
8.38%, 06/01/2031 (e)	5,774	6,022
(CMT Index 5 Year + 5.44%), 9.00%, 09/30/2029 (e) (aa) (x)	38,492	40,245
9.50%, 02/01/2029 (e)	23,451	25,919
9.88%, 02/01/2032 (e)	11,543	12,666
Western Midstream Operating LP,
4.65%, 07/01/2026	1,120	1,114
4.75%, 08/15/2028	121	119
5.50%, 08/15/2048	400	348

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pipelines — continued
Whistler Pipeline LLC, 5.40%, 09/30/2029 (e)		500	498

			252,098

Total Energy			685,974

Financial — 13.3%
Banks — 4.2%
Abanca Corp. Bancaria SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.25%), 8.38%, 09/23/2033 (aa)	EUR	5,100	6,042
ABN AMRO Bank NV, (Netherlands),
4.75%, 07/28/2025 (e)		700	697
Reg. S, (EUR Swap Rate 5 Year + 3.90%), 4.75%, 09/22/2027 (aa) (x)	EUR	9,100	9,292
(CMT Index 1 Year + 1.65%), 6.34%, 09/18/2027 (e) (aa)		2,200	2,249
Reg. S, (EUR Swap Rate 5 Year + 4.24%), 6.88%, 09/22/2031 (aa) (x)	EUR	4,000	4,412
AIB Group plc, (Ireland),
Reg. S, (EUR Swap Rate 5 Year + 6.63%), 6.25%, 06/23/2025 (aa) (x)	EUR	600	627
(United States SOFR + 2.33%), 6.61%, 09/13/2029 (e) (aa)		616	644
Alpha Bank SA, (Greece), Reg. S, (EUR Swap Rate 1 Year + 2.43%), 5.00%, 05/12/2030 (aa)	EUR	300	329
Banca Monte dei Paschi di Siena SpA, (Italy),
Reg. S, (ICE LIBOR EUR 3 Month + 3.21%), 6.75%, 03/02/2026 (aa)	EUR	100	104
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.01%), 7.71%, 01/18/2028 (aa)	EUR	100	114
Reg. S, (EUR Swap Rate 5 Year + 8.92%), 8.50%, 09/10/2030 (aa)	EUR	4,510	4,813
Reg. S, 10.50%, 07/23/2029	EUR	500	652
Banco Bilbao Vizcaya Argentaria SA, (Spain),
Reg. S, (EUR Swap Rate 5 Year + 4.27%), 6.88%, 12/13/2030 (aa) (x)	EUR	200	218
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.54%), 8.38%, 06/21/2028 (aa) (x)	EUR	6,400	7,284
Banco Davivienda SA, (Colombia), Reg. S, (CMT Index 10 Year + 5.10%), 6.65%, 04/22/2031 (aa) (x)		2,600	2,231
Banco de Sabadell SA, (Spain),
Reg. S, (EUR Swap Rate 5 Year + 2.95%), 2.50%, 04/15/2031 (aa)	EUR	200	205
Reg. S, (EUR Swap Rate 5 Year + 6.20%), 5.75%, 03/15/2026 (aa) (x)	EUR	200	208
Reg. S, (EUR Swap Rate 5 Year + 3.15%)6.00%, 08/16/2033 (aa)	EUR	9,200	10,147
Reg. S, (EUR Swap Rate 5 Year + 6.83%), 9.38%, 07/18/2028 (aa) (x)	EUR	7,800	9,006
Banco Mercantil del Norte SA, (Mexico),
Reg. S, (CMT Index 10 Year + 5.47%), 7.50%, 06/27/2029 (aa) (x)		600	578

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	249

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
(CMT Index 5 Year + 4.07%), 8.38%, 05/20/2031 (e) (aa) (x)		2,800	2,794
(CMT Index 10 Year + 4.30%), 8.75%, 05/20/2035 (e) (aa) (x)		2,800	2,787
Banco Nacional de Comercio Exterior SNC, (Mexico), Reg. S, 4.38%, 10/14/2025		1,938	1,929
Bank Negara Indonesia Persero Tbk. PT, (Indonesia), Reg. S, 3.75%, 03/30/2026		950	927
Bank of America Corp.,
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		98	93
(United States SOFR + 1.33%), 3.38%, 04/02/2026 (aa)		672	670
(CME Term SOFR 3 Month + 1.63%), 3.59%, 07/21/2028 (aa)		1,460	1,413
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		230	230
Bank of Cyprus Holdings plc, (Ireland), Reg. S, (EUR Swap Rate 5 Year + 6.90%), 6.63%, 10/23/2031 (aa)	EUR	5,269	5,618
Bank of Ireland Group plc, (Ireland),
(CMT Index 1 Year + 1.10%), 2.03%, 09/30/2027 (e) (aa)		1,316	1,252
(United States SOFR + 1.62%), 5.60%, 03/20/2030 (e) (aa)		534	539
(CMT Index 1 Year + 2.65%), 6.25%, 09/16/2026 (e) (aa)		400	403
Bankinter SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.71%), 7.38%, 08/15/2028 (aa) (x)	EUR	600	659
BankUnited, Inc., 4.88%, 11/17/2025		544	543
Barclays plc, (United Kingdom),
(CMT Index 1 Year + 1.05%), 2.28%, 11/24/2027 (aa)		449	427
(United States SOFR + 2.71%), 2.85%, 05/07/2026 (aa)		376	373
(CMT Index 5 Year + 3.41%), 4.38%, 03/15/2028 (aa) (x)		465	418
(United States SOFR + 1.88%), 6.50%, 09/13/2027 (aa)		662	678
(CMT Index 1 Year + 3.05%), 7.33%, 11/02/2026 (aa)		356	363
(CMT Index 5 Year + 5.43%), 8.00%, 03/15/2029 (aa) (x)		1,834	1,897
(GBP Swap Rate 5 Year + 5.64%), 9.25%, 09/15/2028 (aa) (x)	GBP	9,050	12,015
(USD SOFR ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (aa) (x)		10,305	11,339
BNP Paribas SA, (France),
(United States SOFR + 1.00%), 1.32%, 01/13/2027 (e) (aa)		1,250	1,203
(United States SOFR + 1.61%), 1.90%, 09/30/2028 (e) (aa)		600	550
(United States SOFR + 2.07%), 2.22%, 06/09/2026 (e) (aa)		711	702

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(United States SOFR + 1.23%), 2.59%, 01/20/2028 (e) (aa)		1,838	1,747
(United States SOFR + 1.59%), 5.50%, 05/20/2030 (e) (aa)		200	200
BOI Finance BV, (Netherlands), Reg. S, 7.50%, 02/16/2027	EUR	1,400	1,409
BPCE SA, (France),
(United States SOFR + 1.09%), 2.05%, 10/19/2027 (e) (aa)		305	289
4.50%, 03/15/2025 (e)		500	499
4.88%, 04/01/2026 (e)		200	199
BPER Banca SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.35%), 6.50%, 03/20/2030 (aa) (x)	EUR	200	212
CaixaBank SA, (Spain),
Reg. S, (EUR Swap Rate 5 Year + 4.50%), 5.25%, 03/23/2026 (aa) (x)	EUR	400	416
(SOFR Compounded Index + 1.78%), 5.67%, 03/15/2030 (e) (aa)		203	205
Reg. S, (EUR Swap Rate 5 Year + 6.35%), 5.88%, 10/09/2027 (aa) (x)	EUR	4,000	4,257
Citigroup, Inc.,
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		3,408	3,392
(CME Term SOFR 3 Month + 1.82%), 3.89%, 01/10/2028 (aa)		1,148	1,125
(United States SOFR + 1.36%), 5.17%, 02/13/2030 (aa)		1,569	1,568
Series CC, (CMT Index 5 Year + 2.69%), 7.13%, 08/15/2029 (aa) (x)		8,870	9,050
Series DD, (CMT Index 10 Year + 2.76%), 7.00%, 08/15/2034 (aa) (x)		1,380	1,455
Series EE, (CMT Index 5 Year + 2.57%), 6.75%, 02/15/2030 (aa) (x)		3,611	3,586
Series X, (CMT Index 5 Year + 3.42%), 3.88%, 02/18/2026 (aa) (x)		4,535	4,403
Commerzbank AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 4.39%), 4.25%, 10/09/2027 (aa) (x)	EUR	200	195
Reg. S, (EUR Swap Rate 5 Year + 6.74%), 6.50%, 10/09/2029 (aa) (x)	EUR	400	429
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 4.68%), 4.38%, 06/29/2027 (aa) (x)	EUR	200	204
Reg. S, (EUR Swap Rate 5 Year + 3.72%), 4.88%, 06/29/2029 (aa) (x)	EUR	11,000	11,192
Credit Agricole SA, (France), 4.38%, 03/17/2025 (e)		450	449
Danske Bank A/S, (Denmark),
(CMT Index 1 Year + 1.35%), 1.62%, 09/11/2026 (e) (aa)		1,709	1,669
(CMT Index 1 Year + 1.75%), 4.30%, 04/01/2028 (e) (aa)		900	887

SEE NOTES TO FINANCIAL STATEMENTS.

250	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
(CMT Index 1 Year + 2.10%), 6.47%, 01/09/2026 (e) (aa)		1,815	1,816
Deutsche Bank AG, (Germany),
4.50%, 04/01/2025		1,576	1,574
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.55%), 4.50%, 11/30/2026 (aa) (x)	EUR	200	197
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.75%), 4.63%, 10/30/2027 (aa) (x)	EUR	200	193
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.69%), 6.75%, 10/30/2028 (aa) (x)	EUR	8,000	8,340
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.11%), 7.38%, 10/30/2031 (aa) (x)	EUR	200	211
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.26%), 8.13%, 10/30/2029 (aa) (x)	EUR	8,600	9,350
Discover Bank, 4.25%, 03/13/2026		250	248
Erste Group Bank AG, (Austria),
Reg. S, (EUR Swap Rate 5 Year + 4.65%), 4.25%, 10/15/2027 (aa) (x)	EUR	5,800	5,803
Reg. S, (EUR Swap Rate 5 Year + 5.46%), 8.50%, 10/15/2028 (aa) (x)	EUR	2,600	2,990
Eurobank SA, (Greece),
Reg. S, (EUR Swap Rate 1 Year + 1.80%), 4.00%, 09/24/2030 (aa)	EUR	225	238
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.17%), 4.88%, 04/30/2031 (aa)	EUR	7,040	7,748
Federation des Caisses Desjardins du Quebec, (Canada),
5.25%, 04/26/2029 (e)		371	372
5.70%, 03/14/2028 (e)		200	204
First Citizens BancShares, Inc., (CME Term SOFR 3 Month + 2.47%), 3.38%, 03/15/2030 (aa)		155	154
Freedom Mortgage Corp.,
6.63%, 01/15/2027 (e)		1,425	1,425
7.63%, 05/01/2026 (e)		2,683	2,689
12.00%, 10/01/2028 (e)		1,507	1,639
12.25%, 10/01/2030 (e)		1,033	1,143
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		200	190
(United States SOFR + 1.11%), 2.64%, 02/24/2028 (aa)		2,117	2,019
(CME Term SOFR 3 Month + 1.56%), 4.22%, 05/01/2029 (aa)		714	695
Series Y, (CMT Index 10 Year + 2.40%), 6.13%, 11/10/2034 (aa) (x)		8,008	7,918
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.43%), 3.00%, 03/10/2026 (aa)		3,053	3,041
(CME Term SOFR 3 Month + 1.61%), 4.29%, 09/12/2026 (aa)		585	583
(United States SOFR + 1.06%), 5.60%, 05/17/2028 (aa)		486	491
(United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)		212	215

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Huntington Bancshares, Inc., (United States SOFR + 1.97%), 4.44%, 08/04/2028 (aa)		83	82
ING Groep NV, (Netherlands),
(CMT Index 5 Year + 2.86%), 3.88%, 05/16/2027 (aa) (x)		400	363
(United States SOFR + 1.56%), 6.08%, 09/11/2027 (aa)		332	338
Reg. S, (USD SOFR ICE Swap Rate 5 Year + 4.08%), 7.25%, 11/16/2034 (aa) (x)		225	226
Intesa Sanpaolo SpA, (Italy),
Reg. S, 2.93%, 10/14/2030	EUR	7,750	7,706
(CMT Index 1 Year + 2.60%), 4.20%, 06/01/2032 (e) (aa)		3,570	3,105
(CMT Index 1 Year + 2.75%), 4.95%, 06/01/2042 (e) (aa)		450	346
Reg. S, 5.15%, 06/10/2030	GBP	497	595
Reg. S, (EUR Swap Rate 5 Year + 5.85%), 5.50%, 03/01/2028 (aa) (x)	EUR	600	628
5.71%, 01/15/2026 (e)		1,335	1,335
Reg. S, (EUR Swap Rate 5 Year + 6.09%), 5.88%, 09/01/2031 (aa) (x)	EUR	11,110	11,739
KODIT Global 2024-1 Co. Ltd., (South Korea), 5.36%, 05/29/2027 (e)		453	459
Lloyds Banking Group plc, (United Kingdom),
4.58%, 12/10/2025		200	199
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.29%), 4.95%, 06/27/2025 (aa) (x)		EUR 400	414
(CMT Index 1 Year + 1.38%), 5.46%, 01/05/2028 (aa)		200	202
(CMT Index 1 Year + 1.48%), 5.99%, 08/07/2027 (aa)		200	203
Macquarie Bank Ltd., (Australia), 4.88%, 06/10/2025 (e)		698	697
Macquarie Group Ltd., (Australia),
(United States SOFR + 1.07%), 1.34%, 01/12/2027 (e) (aa)		105	101
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (e) (aa)		722	696
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026		610	608
Morgan Stanley,
(United States SOFR + 1.99%), 2.19%, 04/28/2026 (aa)		323	320
(United States SOFR + 1.67%), 4.68%, 07/17/2026 (aa)		37	37
(United States SOFR + 1.22%), 5.04%, 07/19/2030 (aa)		218	217
(United States SOFR + 1.73%), 5.12%, 02/01/2029 (aa)		678	680
(United States SOFR + 1.63%), 5.45%, 07/20/2029 (aa)		137	139
National Bank of Greece SA, (Greece),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.15%), 5.88%, 06/28/2035 (aa)	EUR	9,400	10,537

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	251

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.65%), 8.00%, 01/03/2034 (aa)	EUR	4,536	5,401
NatWest Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 05/18/2029 (aa)		820	812
(CMT Index 1 Year + 1.22%), 4.96%, 08/15/2030 (aa)		296	292
(CMT Index 1 Year + 1.95%), 5.81%, 09/13/2029 (aa)		213	217
(CMT Index 1 Year + 2.85%), 7.47%, 11/10/2026 (aa)		1,324	1,351
(CMT Index 5 Year + 3.75%), 8.13%, 11/10/2033 (aa) (x)		2,382	2,537
Nordea Bank Abp, (Finland), (CMT Index 5 Year + 2.66%), 6.30%, 09/25/2031 (e) (aa) (x)		2,072	1,980
Piraeus Bank SA, (Greece), Reg. S, (EUR Swap Rate 1 Year + 3.84%), 6.75%, 12/05/2029 (aa)	EUR	5,952	6,889
PNC Financial Services Group, Inc. (The),
(United States SOFR + 1.20%), 5.49%, 05/14/2030 (aa)		1,000	1,014
Series W, (CMT Index 7 Year + 2.81%), 6.25%, 03/15/2030 (aa) (x)		1,683	1,700
Santander Holdings USA, Inc., (United States SOFR + 2.33%), 5.81%, 09/09/2026 (aa)		57	57
Santander UK Group Holdings plc, (United Kingdom),
4.75%, 09/15/2025 (e)		200	199
(United States SOFR + 2.75%), 6.83%, 11/21/2026 (aa)		881	894
Societe Generale SA, (France),
(CMT Index 1 Year + 1.10%), 1.49%, 12/14/2026 (e) (aa)		281	271
(CMT Index 5 Year + 3.79%), 8.13%, 11/21/2029 (e) (aa) (x)		1,523	1,493
Standard Chartered plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 01/30/2026 (e) (aa)		857	855
Reg. S, (CMT Index 5 Year + 1.85%), 3.52%, 02/12/2030 (aa)		250	250
(CMT Index 1 Year + 1.05%), 5.69%, 05/14/2028 (e) (aa)		256	259
(CMT Index 1 Year + 1.85%), 6.75%, 02/08/2028 (e) (aa)		600	619
State Street Corp., (United States SOFR + 1.13%), 5.10%, 05/18/2026 (aa)		10	10
Swedbank AB, (Sweden), 6.14%, 09/12/2026 (e)		400	408
Toronto-Dominion Bank (The), (Canada), (CMT Index 5 Year + 2.98%), 7.25%, 07/31/2084 (aa)		2,441	2,484
Truist Financial Corp., (United States SOFR + 1.44%), 4.87%, 01/26/2029 (aa)		73	73

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
UBS Group AG, (Switzerland),
(SOFR Compounded Index + 0.98%), 1.31%, 02/02/2027 (e) (aa)		250	240
(CMT Index 1 Year + 0.85%), 1.49%, 08/10/2027 (e) (aa)		1,525	1,443
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 01/12/2029 (e) (aa)		1,150	1,107
(CMT Index 1 Year + 1.55%), 4.49%, 05/12/2026 (e) (aa)		1,235	1,232
(CMT Index 1 Year + 2.05%), 4.70%, 08/05/2027 (e) (aa)		1,706	1,698
(CMT Index 1 Year + 1.52%), 5.43%, 02/08/2030 (e) (aa)		200	201
(USD SOFR ICE Swap Rate 5 Year + 3.63%), 6.85%, 09/10/2029 (e) (aa) (x)		2,065	2,043
Reg. S, (USD Semi-annual Swap Rate 5 Year + 4.59%), 6.88%, 08/07/2025 (aa) (x)		200	200
Reg. S, (USD Semi-annual Swap Rate 5 Year + 4.87%), 7.00%, 02/19/2025 (aa) (x)		200	200
(USD SOFR ICE Swap Rate 5 Year + 4.16%), 7.75%, 04/12/2031 (e) (aa) (x)		7,396	7,706
(CMT Index 5 Year + 4.75%), 9.25%, 11/13/2028 (e) (aa) (x)		4,217	4,559
(CMT Index 5 Year + 4.76%), 9.25%, 11/13/2033 (e) (aa) (x)		5,351	6,133
UniCredit SpA, (Italy),
(CMT Index 1 Year + 2.30%), 2.57%, 09/22/2026 (e) (aa)		878	861
Reg. S, (EUR Swap Rate 5 Year + 2.80%), 2.73%, 01/15/2032 (aa)	EUR	18,420	18,725
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.80%), 5.38%, 04/16/2034 (aa)	EUR	4,000	4,387
US Bancorp,
(United States SOFR + 2.02%), 5.78%, 06/12/2029 (aa)		676	691
(United States SOFR + 1.88%), 6.79%, 10/26/2027 (aa)		222	230
Uzbek Industrial and Construction Bank ATB, (Uzbekistan),
8.95%, 07/24/2029 (e)		1,000	1,020
Reg. S, 8.95%, 07/24/2029		200	204
Wells Fargo & Co.,
(CME Term SOFR 3 Month + 1.01%), 2.16%, 02/11/2026 (aa)		1,109	1,105
(United States SOFR + 2.00%), 2.19%, 04/30/2026 (aa)		111	110
(United States SOFR + 1.56%), 4.54%, 08/15/2026 (aa)		113	113
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)		231	230
(United States SOFR + 1.50%), 5.20%, 01/23/2030 (aa)		347	348
(United States SOFR + 1.74%), 5.57%, 07/25/2029 (aa)		252	256

SEE NOTES TO FINANCIAL STATEMENTS.

252	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)		342	348
(United States SOFR + 1.79%), 6.30%, 10/23/2029 (aa)		1,122	1,167
(CMT Index 5 Year + 2.77%), 6.85%, 09/15/2029 (aa) (x)		3,290	3,396

			352,187

Diversified Financial Services — 2.7%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/2027 (e)		867	899
Air Lease Corp., 3.38%, 07/01/2025		704	699
Aircastle Ltd., (Bermuda),
5.25%, 08/11/2025 (e)		607	607
5.95%, 02/15/2029 (e)		187	191
Ally Financial, Inc.,
5.75%, 11/20/2025		329	331
(CMT Index 5 Year + 2.45%), 6.65%, 01/17/2040 (aa)		375	363
American Express Co.,
(United States SOFR + 0.93%), 5.04%, 07/26/2028 (aa)		213	214
(SOFR Compounded Index + 1.28%), 5.28%, 07/27/2029 (aa)		60	61
(United States SOFR + 1.33%), 6.34%, 10/30/2026 (aa)		418	423
Atlas Warehouse Lending Co. LP, 6.05%, 01/15/2028 (e)		600	601
Aviation Capital Group LLC,
1.95%, 01/30/2026 (e)		658	637
1.95%, 09/20/2026 (e)		875	831
3.50%, 11/01/2027 (e)		478	457
4.88%, 10/01/2025 (e)		1,296	1,294
5.38%, 07/15/2029 (e)		194	194
Avolon Holdings Funding Ltd., (Cayman Islands),
2.13%, 02/21/2026 (e)		1,085	1,050
2.53%, 11/18/2027 (e)		1,288	1,194
2.75%, 02/21/2028 (e)		112	104
3.25%, 02/15/2027 (e)		355	341
4.25%, 04/15/2026 (e)		2,718	2,685
5.50%, 01/15/2026 (e)		500	501
5.75%, 03/01/2029 (e)		152	154
5.75%, 11/15/2029 (e)		256	259
Azorra Finance Ltd., (Cayman Islands), 7.75%, 04/15/2030 (e)		3,190	3,171
Bracken MidCo1 plc, (United Kingdom), Reg. S, 6.75% (cash), 11/01/2027 (v)	GBP	3,871	4,746
Bread Financial Holdings, Inc., 9.75%, 03/15/2029 (e)		2,903	3,120
Castlelake Aviation Finance DAC, (Ireland), 5.00%, 04/15/2027 (e)		249	250
CIMA Finance DAC, (Ireland), Reg. S, 2.95%, 09/05/2029		2,204	1,959
Credicorp Capital Sociedad Titulizadora SA, (Peru), Reg. S, 10.10%, 12/15/2043 (e)	PEN	6,300	1,728

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
Encore Capital Group, Inc.,
Reg. S, 4.25%, 06/01/2028	GBP	8,008	9,390
8.50%, 05/15/2030 (e)		1,410	1,483
Focus Financial Partners LLC, 6.75%, 09/15/2031 (e)		2,671	2,660
Freedom Mortgage Holdings LLC,
9.13%, 05/15/2031 (e)		5,487	5,658
9.25%, 02/01/2029 (e)		5,865	6,052
GGAM Finance Ltd., (Cayman Islands),
5.88%, 03/15/2030 (e)		2,268	2,225
6.88%, 04/15/2029 (e)		3,273	3,315
7.75%, 05/15/2026 (e)		164	166
8.00%, 02/15/2027 (e)		2,849	2,939
8.00%, 06/15/2028 (e)		3,184	3,343
Global Aircraft Leasing Co. Ltd., (Cayman Islands), 8.75%, 09/01/2027 (e)		1,517	1,547
goeasy Ltd., (Canada),
7.63%, 07/01/2029 (e)		1,140	1,165
9.25%, 12/01/2028 (e)		920	980
Intercontinental Exchange, Inc., 3.63%, 09/01/2028		2,805	2,688
Interoceanica IV Finance Ltd., (Cayman Islands), Reg. S, Zero Coupon, 11/30/2025		1,168	1,118
Intrum AB, (Sweden),
Reg. S, 3.00%, 09/15/2027 (d)	EUR	394	295
Reg. S, 9.25%, 03/15/2028 (d)	EUR	200	150
Jefferies Finance LLC / JFIN Co-Issuer Corp.,
5.00%, 08/15/2028 (e)		3,149	2,954
6.63%, 10/15/2031 (e)		1,971	1,968
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026 (e)		900	898
Jerrold Finco plc, (United Kingdom),
Reg. S, 5.25%, 01/15/2027	GBP	11,461	14,140
Reg. S, 7.88%, 04/15/2030	GBP	10,757	13,694
Julius Baer Group Ltd., (Switzerland), Reg. S, (EUR Swap Rate 5 Year + 3.85%), 6.63%, 08/15/2029 (aa) (x)	EUR	200	211
Kuwait Projects Co. SPC Ltd., (United Arab Emirates), Reg. S, 4.50%, 02/23/2027		2,200	1,994
LD Holdings Group LLC, 6.13%, 04/01/2028 (e)		1,628	1,405
LPL Holdings, Inc.,
4.00%, 03/15/2029 (e)		848	804
4.63%, 11/15/2027 (e)		1,638	1,611
Macquarie Airfinance Holdings Ltd., (United Kingdom),
6.40%, 03/26/2029 (e)		465	480
6.50%, 03/26/2031 (e)		2,585	2,669
8.13%, 03/30/2029 (e)		3,616	3,824
Nationstar Mortgage Holdings, Inc.,
5.00%, 02/01/2026 (e)		365	362
5.13%, 12/15/2030 (e)		4,749	4,431
5.50%, 08/15/2028 (e)		2,651	2,575
5.75%, 11/15/2031 (e)		5,744	5,491
6.50%, 08/01/2029 (e)		4,715	4,707
7.13%, 02/01/2032 (e)		7,921	8,020

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	253

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Diversified Financial Services — continued
Navient Corp.,
4.88%, 03/15/2028		1,650	1,574
5.00%, 03/15/2027		100	98
5.50%, 03/15/2029		1,663	1,568
6.75%, 06/25/2025		1,048	1,049
9.38%, 07/25/2030		4,383	4,683
Nuveen LLC, 5.55%, 01/15/2030 (e)		500	509
OneMain Finance Corp.,
3.50%, 01/15/2027		391	373
3.88%, 09/15/2028		1,700	1,567
4.00%, 09/15/2030		5,122	4,552
5.38%, 11/15/2029		123	118
6.63%, 05/15/2029		2,162	2,189
7.13%, 03/15/2026		3,800	3,868
7.13%, 11/15/2031		2,121	2,161
7.50%, 05/15/2031		2,547	2,614
7.88%, 03/15/2030		2,157	2,250
Osaic Holdings, Inc., 10.75%, 08/01/2027 (e)		606	625
Panama Infrastructure Receivable Purchaser plc, (United Kingdom), Zero Coupon, 04/05/2032 (e)		10,200	6,902
PennyMac Financial Services, Inc.,
4.25%, 02/15/2029 (e)		2,630	2,437
5.38%, 10/15/2025 (e)		3,604	3,594
7.13%, 11/15/2030 (e)		3,906	3,956
7.88%, 12/15/2029 (e)		2,098	2,198
PHH Escrow Issuer LLC, 9.88%, 11/01/2029 (e)		1,750	1,758
PRA Group, Inc., 8.88%, 01/31/2030 (e)		2,585	2,677
Radian Group, Inc., 6.20%, 05/15/2029		174	179
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/2026 (e)		3,283	3,115
3.63%, 03/01/2029 (e)		1,195	1,082
3.88%, 03/01/2031 (e)		4,422	3,853
4.00%, 10/15/2033 (e)		1,912	1,593
SLM Corp.,
3.13%, 11/02/2026		61	58
4.20%, 10/29/2025		248	246
SOCAR Turkey Enerji AS via Steas Funding 1 DAC, (Ireland), Reg. S, 7.23%, 03/17/2026		4,600	4,577
Synchrony Financial, 4.50%, 07/23/2025		764	761
TIB Diversified Payment Rights Finance Company, Series 2024-H, 7.96%, 11/15/2034 (bb) (cc)		3,900	3,900
Titanium 2l Bondco Sarl, (Luxembourg), 6.25% (PIK), 01/14/2031 (v)	EUR	11,749	4,077
United Wholesale Mortgage LLC, 5.50%, 11/15/2025 (e)		665	662
UWM Holdings LLC, 6.63%, 02/01/2030 (e)		5,588	5,553

			229,452

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Holding Companies — Diversified — 0.0% (g)
Garfunkelux Holdco 3 SA, (Luxembourg), Reg. S, 6.75%, 11/01/2025	EUR	200	137

Insurance — 2.8%
Acrisure LLC / Acrisure Finance, Inc.,
8.25%, 02/01/2029 (e)		4,885	5,059
8.50%, 06/15/2029 (e)		3,115	3,246
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (e)		679	685
AIA Group Ltd., (Hong Kong),
Reg. S, 3.20%, 09/16/2040		1,650	1,232
5.40%, 09/30/2054 (e)		4,800	4,453
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
4.25%, 10/15/2027 (e)		3,556	3,395
5.88%, 11/01/2029 (e)		12,421	11,933
6.75%, 10/15/2027 (e)		6,039	5,989
6.75%, 04/15/2028 (e)		64	64
7.00%, 01/15/2031 (e)		11,763	11,809
7.38%, 10/01/2032 (e)		8,483	8,561
AmWINS Group, Inc.,
4.88%, 06/30/2029 (e)		3,033	2,848
6.38%, 02/15/2029 (e)		1,417	1,426
Aon Corp., 8.21%, 01/01/2027		3,092	3,248
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/01/2029 (e)		2,381	2,413
Ardonagh Finco Ltd., (Jersey),
Reg. S, 6.88%, 02/15/2031	EUR	8,903	9,511
7.75%, 02/15/2031 (e)		8,162	8,405
Ardonagh Group Finance Ltd., (Jersey), 8.88%, 02/15/2032 (e)		5,786	6,012
Arthur J Gallagher & Co., 4.85%, 12/15/2029		387	385
Assurant, Inc., 4.90%, 03/27/2028		286	285
AssuredPartners, Inc.,
5.63%, 01/15/2029 (e)		1,700	1,718
7.50%, 02/15/2032 (e)		4,279	4,605
Athene Global Funding,
5.58%, 01/09/2029 (e)		205	207
5.62%, 05/08/2026 (e)		1,246	1,258
Brighthouse Financial Global Funding,
1.55%, 05/24/2026 (e)		328	313
2.00%, 06/28/2028 (e)		940	840
5.55%, 04/09/2027 (e)		504	508
BroadStreet Partners, Inc., 5.88%, 04/15/2029 (e)		1,436	1,389
CNO Financial Group, Inc., 5.25%, 05/30/2025		250	250
CNO Global Funding,
1.75%, 10/07/2026 (e)		406	384
4.88%, 12/10/2027 (e)		448	446
4.95%, 09/09/2029 (e)		165	163
5.88%, 06/04/2027 (e)		1,700	1,731
Corebridge Financial, Inc., (CMT Index 5 Year + 2.65%), 6.38%, 09/15/2054 (aa)		1,584	1,575

SEE NOTES TO FINANCIAL STATEMENTS.

254	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Corebridge Global Funding, 5.20%, 01/12/2029 (e)	450	452
Equitable Financial Life Global Funding,
1.40%, 07/07/2025 (e)	183	180
5.45%, 03/03/2028 (e)	182	183
F&G Annuities & Life, Inc.,
6.50%, 06/04/2029	12	12
7.40%, 01/13/2028	270	281
F&G Global Funding,
1.75%, 06/30/2026 (e)	251	239
2.00%, 09/20/2028 (e)	1,725	1,517
2.30%, 04/11/2027 (e)	902	845
5.15%, 07/07/2025 (e)	666	667
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/2025 (e)	171	171
GA Global Funding Trust,
1.95%, 09/15/2028 (e)	884	789
3.85%, 04/11/2025 (e)	483	482
4.40%, 09/23/2027 (e)	666	657
5.50%, 01/08/2029 (e)	425	429
Global Atlantic Fin Co., 4.40%, 10/15/2029 (e)	776	735
Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC, (United Kingdom),
7.25%, 02/15/2031 (e)	14,194	14,424
8.13%, 02/15/2032 (e)	6,630	6,771
HUB International Ltd.,
7.25%, 06/15/2030 (e)	26,960	27,627
7.38%, 01/31/2032 (e)	31,368	31,859
Jackson National Life Global Funding,
3.05%, 04/29/2026 (e)	1,142	1,116
5.50%, 01/09/2026 (e)	500	502
Jones Deslauriers Insurance Management, Inc., (Canada),
8.50%, 03/15/2030 (e)	3,791	3,990
10.50%, 12/15/2030 (e)	3,871	4,185
MGIC Investment Corp., 5.25%, 08/15/2028	677	663
Mutual of Omaha Cos. Global Funding,
5.45%, 12/12/2028 (e)	785	793
5.80%, 07/27/2026 (e)	65	66
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (e)	23,355	23,588
Ryan Specialty LLC, 5.88%, 08/01/2032 (e)	3,087	3,056
Sammons Financial Group Global Funding, 5.10%, 12/10/2029 (e)	306	304
USI, Inc., 7.50%, 01/15/2032 (e)	3,841	3,972

		236,901

Investment Companies — 0.9%
Abu Dhabi Developmental Holding Co. PJSC, (United Arab Emirates),
5.38%, 05/08/2029 (e)	1,000	1,011
5.50%, 05/08/2034 (e)	1,500	1,525

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Investment Companies — continued
Reg. S, 5.50%, 05/08/2034		1,000	1,016
Antares Holdings LP, 6.35%, 10/23/2029 (e)		1,366	1,355
Apollo Debt Solutions BDC,
6.70%, 07/29/2031 (e)		649	666
6.90%, 04/13/2029 (e)		2,600	2,691
Ares Strategic, Inc.ome Fund,
5.60%, 02/15/2030 (e)		2,262	2,235
5.70%, 03/15/2028 (e)		525	525
Blackstone Private Credit Fund, 6.00%, 11/22/2034 (e)		5,980	5,842
Blue Owl Credit Income Corp.,
6.65%, 03/15/2031		1,833	1,866
7.75%, 09/16/2027		764	802
CFAMC II Co. Ltd., (British Virgin Islands),
Reg. S, 4.63%, 06/03/2026		300	295
Reg. S, 5.00%, 11/19/2025		300	298
CFAMC III Co. Ltd., (British Virgin Islands),
Reg. S, 4.25%, 11/07/2027		300	288
Reg. S, 4.75%, 04/27/2027		300	291
CFAMC IV Co. Ltd., (British Virgin Islands), Reg. S, 4.50%, 05/29/2029		900	854
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (e)		1,450	1,392
Gaci First Investment Co., (Cayman Islands),
Reg. S, 4.75%, 02/14/2030		2,700	2,644
Reg. S, 4.88%, 02/14/2035		8,000	7,513
Reg. S, 5.25%, 10/13/2032		17,600	17,391
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034 (e)		2,550	2,481
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
4.38%, 02/01/2029		2,273	1,899
5.25%, 05/15/2027		6,709	6,352
9.75%, 01/15/2029		2,770	2,786
10.00%, 11/15/2029 (e)		2,588	2,594
Khazanah Capital Ltd., (Malaysia), Reg. S, 4.88%, 06/01/2033		4,700	4,575
Oaktree Strategic Credit Fund, 6.50%, 07/23/2029		440	445

			71,632

Private Equity — 0.1%
Brookfield Finance, Inc., (Canada), (CMT Index 5 Year + 2.08%), 6.30%, 01/15/2055 (aa)		5,935	5,803
HAT Holdings I LLC / HAT Holdings II LLC,
3.38%, 06/15/2026 (e)		844	818
8.00%, 06/15/2027 (e)		1,215	1,266

			7,887

Real Estate — 1.2%
Adler Financing Sarl, (Luxembourg),
Series 1.5L, Reg. S, 14.00% (PIK), 12/31/2029 (v)	EUR	139	152
Series 1L, 12.50% (PIK), 12/31/2028 (v)	EUR	14,063	15,041

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	255

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Real Estate — continued
ADLER Real Estate GmbH, (Germany), Reg. S, 3.00%, 04/27/2026	EUR	1,500	1,484
Aedas Homes Opco SL, (Spain), Reg. S, 4.00%, 08/15/2026	EUR	5,496	5,675
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp.,
7.00%, 04/15/2030 (e)		3,098	2,749
Series AI, 7.00%, 04/15/2030		720	638
Aroundtown Finance Sarl, (Luxembourg), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.51%), 7.13%, 01/16/2030 (aa) (x)	EUR	200	203
Aroundtown SA, (Luxembourg), Reg. S, 0.38%, 04/15/2027	EUR	400	386
BRANICKS Group AG, (Germany), Reg. S, 2.25%, 09/22/2026	EUR	9,400	5,910
Citycon Treasury BV, (Netherlands), Reg. S, 2.38%, 01/15/2027	EUR	500	498
CoreLogic, Inc., 4.50%, 05/01/2028 (e)		11,506	10,707
CPI Property Group SA, (Luxembourg),
Reg. S, 1.75%, 01/14/2030	EUR	5,000	4,357
Reg. S, 6.00%, 01/27/2032	EUR	3,652	3,799
Reg. S, 7.00%, 05/07/2029	EUR	1,100	1,210
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/2028 (e)		2,604	2,606
8.88%, 09/01/2031 (e)		1,195	1,287
Emeria SASU, (France),
Reg. S, 3.38%, 03/31/2028	EUR	3,220	2,724
Reg. S, 7.75%, 03/31/2028	EUR	3,690	3,451
Fastighets AB Balder, (Sweden),
Reg. S, 1.13%, 01/29/2027	EUR	300	298
Reg. S, (EUR Swap Rate 5 Year + 3.19%), 2.87%, 06/02/2081 (aa)	EUR	1,168	1,177
Five Point Operating Co. LP / Five Point Capital Corp., SUB, 10.50%, 01/15/2028 (e)		3,564	3,627
GLP China Holdings Ltd., (Hong Kong), Reg. S, 2.95%, 03/29/2026		2,600	2,341
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030 (e)		150	159
Heimstaden Bostad AB, (Sweden),
Reg. S, (EUR Swap Rate 5 Year + 3.15%), 2.63%, 02/01/2027 (aa) (x)	EUR	3,509	3,366
Reg. S, (EUR Swap Rate 5 Year + 3.27%), 3.00%, 10/29/2027 (aa) (x)	EUR	3,854	3,654
Reg. S, (EUR Swap Rate 5 Year + 3.91%), 3.38%, 01/15/2026 (aa) (x)	EUR	2,150	2,160
Reg. S, (EUR Swap Rate 5 Year + 3.90%), 3.63%, 10/13/2026 (aa) (x)	EUR	2,000	1,978
Heimstaden Bostad Treasury BV, (Netherlands),
Reg. S, 0.63%, 07/24/2025	EUR	100	102
Reg. S, 1.00%, 04/13/2028	EUR	100	94
Reg. S, 1.63%, 10/13/2031	EUR	5,440	4,789
Howard Hughes Corp. (The),
4.13%, 02/01/2029 (e)		5,131	4,741
4.38%, 02/01/2031 (e)		4,353	3,919

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Real Estate — continued
5.38%, 08/01/2028 (e)		2,525	2,453
Hunt Cos., Inc., 5.25%, 04/15/2029 (e)		3,315	3,142
Unique Pub Finance Co. plc (The) , (United Kingdom), Series N, Reg. S, 6.46%, 03/30/2032	GBP	229	299
Vivion Investments Sarl, (Luxembourg), Reg. S, 6.50% (cash), 08/31/2028 (v)	EUR	448	454

			101,630

REITS — 1.4%
American Tower Corp.,
1.50%, 01/31/2028		865	780
3.60%, 01/15/2028		240	231
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029 (e)		868	892
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 04/01/2027 (e)		57	54
Crown Castle, Inc.,
3.65%, 09/01/2027		544	527
4.80%, 09/01/2028		88	87
Diversified Healthcare Trust,
4.38%, 03/01/2031		1,600	1,179
4.75%, 02/15/2028		3,520	3,021
9.75%, 06/15/2025		63	63
EPR Properties, 4.75%, 12/15/2026		999	991
GLP Capital LP / GLP Financing II, Inc.,
5.25%, 06/01/2025		530	530
5.38%, 04/15/2026		674	674
5.75%, 06/01/2028		1,022	1,031
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (e)		3,505	3,228
Iron Mountain UK plc, (United Kingdom), Reg. S, 3.88%, 11/15/2025	GBP	100	123
Iron Mountain, Inc.,
4.88%, 09/15/2027 (e)		37	36
5.25%, 07/15/2030 (e)		155	148
5.63%, 07/15/2032 (e)		360	344
6.25%, 01/15/2033 (e)		4,217	4,200
7.00%, 02/15/2029 (e)		1,568	1,602
Kite Realty Group Trust, 4.00%, 03/15/2025		99	99
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.,
4.75%, 06/15/2029 (e)		19	18
5.25%, 10/01/2025 (e)		1,787	1,789
7.00%, 07/15/2031 (e)		1,856	1,902
MPT Operating Partnership LP / MPT Finance Corp.,
2.50%, 03/24/2026	GBP	2,285	2,535
3.33%, 03/24/2025	EUR	184	184
3.50%, 03/15/2031		7,409	4,669
4.63%, 08/01/2029		7,275	5,213
5.00%, 10/15/2027		278	234
5.25%, 08/01/2026		346	318
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.00%, 02/01/2030 (e)		3,029	3,073

SEE NOTES TO FINANCIAL STATEMENTS.

256	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
REITS — continued
Pebblebrook Hotel LP / PEB Finance Corp., 6.38%, 10/15/2029 (e)	1,276	1,258
RHP Hotel Properties LP / RHP Finance Corp.,
4.50%, 02/15/2029 (e)	3,289	3,105
4.75%, 10/15/2027	375	363
6.50%, 04/01/2032 (e)	8,332	8,374
7.25%, 07/15/2028 (e)	559	574
RLJ Lodging Trust LP, 4.00%, 09/15/2029 (e)	159	144
SBA Communications Corp., 3.13%, 02/01/2029	6,003	5,419
Service Properties Trust,
8.63%, 11/15/2031 (e)	11,336	11,796
8.88%, 06/15/2032	4,181	3,874
Starwood Property Trust, Inc.,
4.38%, 01/15/2027 (e)	325	314
6.00%, 04/15/2030 (e)	929	912
6.50%, 07/01/2030 (e)	2,492	2,495
7.25%, 04/01/2029 (e)	3,988	4,091
Tanger Properties LP, 3.88%, 07/15/2027	1,088	1,056
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC,
4.75%, 04/15/2028 (e)	2,175	2,039
6.50%, 02/15/2029 (e)	1,025	930
10.50%, 02/15/2028 (e)	22,363	23,845
VICI Properties LP / VICI Note Co., Inc.,
3.75%, 02/15/2027 (e)	713	692
3.88%, 02/15/2029 (e)	608	573
4.25%, 12/01/2026 (e)	621	611
4.50%, 09/01/2026 (e)	472	467
4.50%, 01/15/2028 (e)	500	489
4.63%, 06/15/2025 (e)	871	868
5.75%, 02/01/2027 (e)	2,507	2,528
Vornado Realty LP,
2.15%, 06/01/2026	550	523
3.50%, 01/15/2025	219	219
XHR LP, 6.63%, 05/15/2030 (e)	1,212	1,216

		118,550

Savings & Loans — 0.0% (g)
Nationwide Building Society, (United Kingdom), Reg. S, (UK Gilts 5 Year + 5.63%), 5.75%, 06/20/2027 (aa) (x)	GBP 500	606

Total Financial		1,118,982

Government — 0.0% (g)
Multi-National — 0.0% (g)
Africa Finance Corp., (Supranational), Reg. S, 2.87%, 08/13/2031	200	167

Industrial — 8.5%
Aerospace/Defense — 1.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (e)	1,689	1,713
Boeing Co. (The),
2.20%, 02/04/2026	1,300	1,261

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Aerospace/Defense — continued
2.25%, 06/15/2026		187	180
3.10%, 05/01/2026		498	485
3.20%, 03/01/2029		311	286
5.81%, 05/01/2050		1,270	1,179
5.93%, 05/01/2060		2,850	2,641
6.26%, 05/01/2027		747	765
6.30%, 05/01/2029		546	566
6.86%, 05/01/2054		2,858	3,044
Bombardier, Inc., (Canada),
6.00%, 02/15/2028 (e)		4,073	4,056
7.00%, 06/01/2032 (e)		4,785	4,867
7.13%, 06/15/2026 (e)		1,182	1,186
7.25%, 07/01/2031 (e)		5,547	5,721
7.50%, 02/01/2029 (e)		714	743
7.88%, 04/15/2027 (e)		2,980	2,984
8.75%, 11/15/2030 (e)		6,167	6,629
F-Brasile SpA / F-Brasile US LLC, (Italy), Series XR, 7.38%, 08/15/2026 (e)		5,138	5,139
Goat Holdco LLC, 6.75%, 02/01/2032 (e)		2,289	2,266
HEICO Corp., 5.25%, 08/01/2028		78	79
Hexcel Corp., 4.95%, 08/15/2025		1,049	1,045
Rolls-Royce plc, (United Kingdom),
3.63%, 10/14/2025 (e)		1,889	1,852
5.75%, 10/15/2027 (e)		400	406
Spirit AeroSystems, Inc.,
9.38%, 11/30/2029 (e)		4,880	5,224
9.75%, 11/15/2030 (e)		5,429	6,008
TransDigm, Inc.,
4.63%, 01/15/2029		4,533	4,243
5.50%, 11/15/2027		2,386	2,345
6.00%, 01/15/2033 (e)		14,071	13,790
6.38%, 03/01/2029 (e)		21,125	21,172
6.63%, 03/01/2032 (e)		15,837	15,980
6.75%, 08/15/2028 (e)		6,078	6,131
7.13%, 12/01/2031 (e)		7,872	8,061
Triumph Group, Inc., 9.00%, 03/15/2028 (e)		8,171	8,508

			140,555

Building Materials — 1.4%
Builders FirstSource, Inc.,
5.00%, 03/01/2030 (e)		430	409
6.38%, 03/01/2034 (e)		1,231	1,215
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028 (e)		4,394	4,211
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029 (e)		3,575	2,850
Eco Material Technologies, Inc., 7.88%, 01/31/2027 (e)		3,192	3,243
EMRLD Borrower LP / Emerald Co-Issuer, Inc.,
Reg. S, 6.38%, 12/15/2030	EUR	5,495	6,014
6.38%, 12/15/2030 (e)	EUR	731	800
6.63%, 12/15/2030 (e)		22,037	22,066
6.75%, 07/15/2031 (e)		5,194	5,230
Griffon Corp., 5.75%, 03/01/2028		1,380	1,353
JELD-WEN, Inc.,
4.88%, 12/15/2027 (e)		1,983	1,876

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	257

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Building Materials — continued
7.00%, 09/01/2032 (e)		4,166	3,867
Knife River Corp., 7.75%, 05/01/2031 (e)		185	193
Masterbrand, Inc., 7.00%, 07/15/2032 (e)		645	649
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (e)		906	910
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (e)		1,950	1,842
New Enterprise Stone & Lime Co., Inc.,
5.25%, 07/15/2028 (e)		2,603	2,514
9.75%, 07/15/2028 (e)		1,087	1,112
PCF GmbH, (Germany), Reg. S, 4.75%, 04/15/2029	EUR	2,638	2,259
Smyrna Ready Mix Concrete LLC,
6.00%, 11/01/2028 (e)		5,371	5,239
8.88%, 11/15/2031 (e)		14,464	15,165
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (e)		7,463	7,475
Standard Industries, Inc.,
Reg. S, 2.25%, 11/21/2026	EUR	9,377	9,491
3.38%, 01/15/2031 (e)		3,355	2,876
4.38%, 07/15/2030 (e)		6,999	6,412
4.75%, 01/15/2028 (e)		858	821
5.00%, 02/15/2027 (e)		2,171	2,125
Summit Materials LLC / Summit Materials Finance Corp.,
5.25%, 01/15/2029 (e)		38	38
7.25%, 01/15/2031 (e)		3,070	3,258
Wilsonart LLC, 11.00%, 08/15/2032 (e)		3,406	3,339

			118,852

Electrical Components & Equipments — 0.2%
Belden, Inc.,
Reg. S, 3.38%, 07/15/2027	EUR	3,000	3,092
Reg. S, 3.38%, 07/15/2031	EUR	3,513	3,522
Energizer Holdings, Inc.,
4.38%, 03/31/2029 (e)		625	580
6.50%, 12/31/2027 (e)		1,375	1,377
EnerSys,
4.38%, 12/15/2027 (e)		560	535
6.63%, 01/15/2032 (e)		235	236
WESCO Distribution, Inc.,
6.38%, 03/15/2029 (e)		1,065	1,079
6.63%, 03/15/2032 (e)		3,237	3,290
7.25%, 06/15/2028 (e)		1,485	1,510

			15,221

Electronics — 0.2%
Coherent Corp., 5.00%, 12/15/2029 (e)		2,336	2,229
Imola Merger Corp., 4.75%, 05/15/2029 (e)		1,375	1,304
Sensata Technologies BV, (Netherlands), 4.00%, 04/15/2029 (e)		74	68
Sensata Technologies, Inc.,
3.75%, 02/15/2031 (e)		990	866
4.38%, 02/15/2030 (e)		4,243	3,887
6.63%, 07/15/2032 (e)		5,265	5,259

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electronics — continued
Vontier Corp.,
1.80%, 04/01/2026		689	661
2.40%, 04/01/2028		2,681	2,419

			16,693

Engineering & Construction — 0.9%
Abertis Infraestructuras Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 3.27%), 2.63%, 01/26/2027 (aa) (x)	EUR	13,900	13,964
Arcosa, Inc.,
4.38%, 04/15/2029 (e)		1,040	969
6.88%, 08/15/2032 (e)		1,575	1,600
Assemblin Caverion Group AB, (Sweden), 6.25%, 07/01/2030 (e)	EUR	7,480	8,136
Bioceanico Sovereign Certificate Ltd., (Cayman Islands), Reg. S, Zero Coupon, 06/05/2034		2,850	2,188
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (e)		14,564	14,823
Dycom Industries, Inc., 4.50%, 04/15/2029 (e)		343	320
Gatwick Airport Finance plc, (United Kingdom), Reg. S, 4.38%, 04/07/2026	GBP	14,440	17,779
GMR Hyderabad International Airport Ltd., (India), Reg. S, 4.25%, 10/27/2027		1,079	1,029
Heathrow Finance plc, (United Kingdom),
Reg. S, SUB, 3.88%, 03/01/2027	GBP	300	358
Reg. S, 5.75%, 03/03/2025	GBP	5,200	6,500
Reg. S, 6.63%, 03/01/2031	GBP	6,278	7,899
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028		309	322
Kingston Airport Revenue Finance Ltd., (Cayman Islands), 6.75%, 12/15/2036 (e)		800	804
MasTec, Inc., 4.50%, 08/15/2028 (e)		538	522
TopBuild Corp.,
3.63%, 03/15/2029 (e)		690	631
4.13%, 02/15/2032 (e)		1,125	997

			78,841

Environmental Control — 0.5%
Clean Harbors, Inc.,
4.88%, 07/15/2027 (e)		104	102
5.13%, 07/15/2029 (e)		41	39
GFL Environmental, Inc., (Canada),
3.50%, 09/01/2028 (e)		185	174
4.00%, 08/01/2028 (e)		2,312	2,189
4.38%, 08/15/2029 (e)		3,127	2,956
4.75%, 06/15/2029 (e)		2,079	1,997
6.75%, 01/15/2031 (e)		7,697	7,904
Madison IAQ LLC,
4.13%, 06/30/2028 (e)		1,116	1,057
5.88%, 06/30/2029 (e)		4,405	4,159
Paprec Holding SA, (France), Reg. S, 7.25%, 11/17/2029	EUR	605	664

SEE NOTES TO FINANCIAL STATEMENTS.

258	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Environmental Control — continued
Reworld Holding Corp.,
4.88%, 12/01/2029 (e)		3,950	3,653
5.00%, 09/01/2030		1,131	1,043
Veralto Corp., 5.35%, 09/18/2028		115	116
Waste Pro USA, Inc., 5.50%, 02/15/2026 (e)		13,946	13,938
Wrangler Holdco Corp., 6.63%, 04/01/2032 (e)		4,752	4,838

			44,829

Hand/Machine Tools — 0.1%
Dynamo Newco II GmbH, (Germany), 6.25%, 10/15/2031 (e)	EUR	4,819	5,129
Regal Rexnord Corp.,
6.05%, 02/15/2026		114	115
6.05%, 04/15/2028		2,100	2,136

			7,380

Machinery — Construction & Mining — 0.2%
BWX Technologies, Inc.,
4.13%, 06/30/2028 (e)		341	319
4.13%, 04/15/2029 (e)		1,396	1,296
Manitowoc Co., Inc. (The), 9.25%, 10/01/2031 (e)		1,430	1,466
Terex Corp.,
5.00%, 05/15/2029 (e)		3,570	3,400
6.25%, 10/15/2032 (e)		2,623	2,570
Vertiv Group Corp., 4.13%, 11/15/2028 (e)		3,449	3,255
Weir Group plc (The), (United Kingdom), 2.20%, 05/13/2026 (e)		1,425	1,371

			13,677

Machinery — Diversified — 0.5%
AGCO Corp., 5.45%, 03/21/2027		83	84
ATS Corp., (Canada), 4.13%, 12/15/2028 (e)		114	106
Chart Industries, Inc.,
7.50%, 01/01/2030 (e)		6,333	6,584
9.50%, 01/01/2031 (e)		1,678	1,798
Esab Corp., 6.25%, 04/15/2029 (e)		1,567	1,587
GrafTech Finance, Inc., 4.63%, 12/23/2029 (e)		3,250	2,503
GrafTech Global Enterprises, Inc., 9.88%, 12/23/2029 (e)		580	516
Husky Injection Molding Systems Ltd. / Titan Co-Borrower LLC, (Canada), 9.00%, 02/15/2029 (e)		8,184	8,544
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028 (e)		3,190	3,373
Mueller Water Products, Inc., 4.00%, 06/15/2029 (e)		1,088	1,005
Nova Alexandre III SAS, (France), Reg. S, (ICE LIBOR EUR 3 Month + 5.25%), 8.43%, 07/15/2029 (aa)	EUR	555	557
TK Elevator Holdco GmbH, (Germany),
Reg. S, 6.63%, 07/15/2028	EUR	667	692
7.63%, 07/15/2028 (e)		4,527	4,523

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Machinery — Diversified — continued
TK Elevator Midco GmbH, (Germany), Reg. S, 4.38%, 07/15/2027	EUR	1,053	1,088
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (e)		11,388	11,148

			44,108

Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (e)		1,591	1,591
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (e)		2,645	2,471
Vallourec SACA, (France), 7.50%, 04/15/2032 (e)		2,181	2,260

			6,322

Miscellaneous Manufacturers — 0.1%
Amsted Industries, Inc.,
4.63%, 05/15/2030 (e)		2,966	2,790
5.63%, 07/01/2027 (e)		850	842
Trinity Industries, Inc., 7.75%, 07/15/2028 (e)		2,385	2,475

			6,107

Packaging & Containers — 1.8%
ARD Finance SA, (Luxembourg), 6.50% (cash), 06/30/2027 (e) (v)		2,305	323
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, (Multinational),
Reg. S, 2.00%, 09/01/2028	EUR	300	283
Reg. S, 3.00%, 09/01/2029	EUR	300	265
4.00%, 09/01/2029 (e)		15,371	13,204
6.00%, 06/15/2027 (e)		2,884	2,861
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., (Multinational),
Reg. S, 2.13%, 08/15/2026	EUR	11,195	10,380
4.13%, 08/15/2026 (e)		9,807	8,826
Clydesdale Acquisition Holdings, Inc.,
6.63%, 04/15/2029 (e)		4,153	4,180
6.88%, 01/15/2030 (e)		5,290	5,326
8.75%, 04/15/2030 (e)		5,073	5,128
Crown Americas LLC, 5.25%, 04/01/2030		488	475
Crown European Holdings SACA, (France),
Reg. S, 4.75%, 03/15/2029	EUR	2,570	2,778
Reg. S, 5.00%, 05/15/2028	EUR	2,389	2,608
Fiber Bidco SpA, (Italy), Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 6.68%, 01/15/2030 (aa)	EUR	100	104
Fiber Midco SpA, (Italy), Reg. S, 10.00% (cash), 06/15/2029 (v)	EUR	100	107
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (e)		1,600	1,577
Graphic Packaging International LLC,
Reg. S, 2.63%, 02/01/2029	EUR	400	395
3.50%, 03/15/2028 (e)		975	912
3.50%, 03/01/2029 (e)		425	388

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	259

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Packaging & Containers — continued
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, (Canada), 6.00%, 09/15/2028 (e)		3,564	3,508
Iris Holding, Inc., 10.00%, 12/15/2028 (e)		1,574	1,496
Kleopatra Finco Sarl, (Luxembourg), Reg. S, 4.25%, 03/01/2026	EUR	424	403
Kleopatra Holdings 2 SCA, (Luxembourg), Reg. S, 6.50%, 09/01/2026	EUR	100	81
LABL, Inc.,
5.88%, 11/01/2028 (e)		1,384	1,233
8.25%, 11/01/2029 (e)		1,430	1,240
8.63%, 10/01/2031 (e)		6,238	5,771
9.50%, 11/01/2028 (e)		4,201	4,207
10.50%, 07/15/2027 (e)		2,430	2,345
Mauser Packaging Solutions Holding Co.,
7.88%, 04/15/2027 (e)		28,805	29,387
9.25%, 04/15/2027 (e)		780	789
OI European Group BV, (Netherlands),
Reg. S, 2.88%, 02/15/2025	EUR	7,040	7,250
4.75%, 02/15/2030 (e)		250	223
6.25%, 05/15/2028 (e)	EUR	568	611
Owens-Brockway Glass Container, Inc.,
6.63%, 05/13/2027 (e)		354	353
7.25%, 05/15/2031 (e)		1,590	1,547
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028 (e)		1,675	1,673
Reno de Medici SpA, (Italy), Reg. S, (ICE LIBOR EUR 3 Month + 5.00%), 7.89%, 04/15/2029 (aa)	EUR	12,812	11,343
Sealed Air Corp.,
4.00%, 12/01/2027 (e)		89	85
5.00%, 04/15/2029 (e)		267	257
6.50%, 07/15/2032 (e)		2,045	2,048
Sealed Air Corp. / Sealed Air Corp. US,
6.13%, 02/01/2028 (e)		375	376
7.25%, 02/15/2031 (e)		631	651
Sonoco Products Co., 4.45%, 09/01/2026		108	107
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (e)		7,018	7,741
TriMas Corp., 4.13%, 04/15/2029 (e)		1,075	987
Trivium Packaging Finance BV, (Netherlands),
5.50%, 08/15/2026 (e)		4,395	4,332
8.50%, 08/15/2027 (e)		800	799

			150,963

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.,
2.04%, 08/16/2028		768	690
5.35%, 01/15/2030		1,000	1,002

			1,692

Transportation — 0.4%
Brightline East LLC, 11.00%, 01/31/2030 (e)		1,499	1,431

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Transportation — continued
CMA CGM SA, (France), 5.50%, 07/15/2029 (e)	EUR	5,213	5,644
Edge Finco plc, (United Kingdom),
Reg. S, 8.13%, 08/15/2031	GBP	464	593
8.13%, 08/15/2031 (e)	GBP	2,574	3,291
Empresa de los Ferrocarriles del Estado, (Chile), Reg. S, 3.83%, 09/14/2061		1,700	1,113
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (e)		2,590	2,605
GN Bondco LLC, 9.50%, 10/15/2031 (e)		6,704	7,059
Mobico Group plc, (United Kingdom),
Reg. S, 3.63%, 11/20/2028	GBP	175	200
Reg. S, (UK Gilts 5 Year + 4.14%), 4.25%, 11/26/2025 (aa) (x)	GBP	275	329
Reg. S, 4.88%, 09/26/2031	EUR	100	104
Poste Italiane SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.68%), 2.63%, 03/24/2029 (aa) (x)	EUR	100	97
Rand Parent LLC, 8.50%, 02/15/2030 (e)		1,411	1,419
RXO, Inc., 7.50%, 11/15/2027 (e)		1,644	1,689
Ryder System, Inc., 5.30%, 03/15/2027		95	96
SGL Group ApS, (Denmark), (ICE LIBOR EUR 3 Month + 4.75%), 7.95%, 04/22/2030 (aa)	EUR	760	793
Watco Cos. LLC / Watco Finance Corp, 7.13%, 08/01/2032 (e)		898	926
XPO, Inc.,
6.25%, 06/01/2028 (e)		2,150	2,163
7.13%, 06/01/2031 (e)		150	154
7.13%, 02/01/2032 (e)		950	972

			30,678

Trucking & Leasing — 0.4%
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028 (e)		6,022	5,889
5.88%, 04/15/2033 (e)		4,254	4,105
7.00%, 05/01/2031 (e)		8,435	8,604
7.00%, 06/15/2032 (e)		5,309	5,414
7.88%, 12/01/2030 (e)		5,869	6,177
GATX Corp., 5.40%, 03/15/2027		140	142
Penske Truck Leasing Co. LP / PTL Finance Corp.,
3.40%, 11/15/2026 (e)		113	110
3.95%, 03/10/2025 (e)		500	499
4.20%, 04/01/2027 (e)		697	685
5.35%, 01/12/2027 (e)		450	453

			32,078

Total Industrial			707,996

Technology — 3.1%
Computers — 0.5%
Almaviva-The Italian Innovation Co. SpA, (Italy), Reg. S, 5.00%, 10/30/2030	EUR	239	252

SEE NOTES TO FINANCIAL STATEMENTS.

260	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Computers — continued
Amentum Holdings, Inc., 7.25%, 08/01/2032 (e)		4,305	4,338
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (e)		173	164
CA Magnum Holdings, (Mauritius), 5.38%, 10/31/2026 (e)		4,164	4,057
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029		405	369
Diebold Nixdorf, Inc., 7.75%, 03/31/2030 (e)		1,415	1,453
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (e)		6,919	7,055
Gartner, Inc.,
3.75%, 10/01/2030 (e)		500	457
4.50%, 07/01/2028 (e)		437	426
Insight Enterprises, Inc., 6.63%, 05/15/2032 (e)		1,871	1,881
KBR, Inc., 4.75%, 09/30/2028 (e)		438	420
McAfee Corp., 7.38%, 02/15/2030 (e)		11,074	10,755
NCR Atleos Corp., 9.50%, 04/01/2029 (e)		2,728	2,955
NCR Voyix Corp.,
5.00%, 10/01/2028 (e)		3,125	3,006
5.13%, 04/15/2029 (e)		924	884
Seagate HDD Cayman, (Cayman Islands),
8.25%, 12/15/2029 (e)		1,480	1,577
8.50%, 07/15/2031 (e)		2,131	2,279

			42,328

Office/Business & Equipment — 0.0% (g)
Zebra Technologies Corp., 6.50%, 06/01/2032 (e)		1,323	1,342

Semiconductors — 0.1%
ams-OSRAM AG, (Austria), Reg. S, 10.50%, 03/30/2029	EUR	101	103
Broadcom, Inc., 5.05%, 07/12/2029		363	364
Entegris, Inc.,
4.38%, 04/15/2028 (e)		726	694
4.75%, 04/15/2029 (e)		1,307	1,251
Foundry JV Holdco LLC, 5.90%, 01/25/2030 (e)		200	203
Intel Corp.,
2.45%, 11/15/2029		220	193
3.15%, 05/11/2027		91	87
3.75%, 08/05/2027		803	779
Micron Technology, Inc., 5.38%, 04/15/2028		44	44
SK Hynix, Inc., (South Korea),
5.50%, 01/16/2027 (e)		600	605
6.50%, 01/17/2033 (e)		2,500	2,639
Reg. S, 6.50%, 01/17/2033		400	422

			7,384

Software — 2.5%
AppLovin Corp., 5.13%, 12/01/2029		2,650	2,641
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (e)		32,493	30,880

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Software — continued
Atlassian Corp., 5.25%, 05/15/2029		1,012	1,020
Cadence Design Systems, Inc.,
4.20%, 09/10/2027		144	142
4.30%, 09/10/2029		284	279
Camelot Finance SA, (Luxembourg), 4.50%, 11/01/2026 (e)		745	724
Capstone Borrower, Inc., 8.00%, 06/15/2030 (e)		7,182	7,434
Cedacri Mergeco SPA, (Italy),
Reg. S, (ICE LIBOR EUR 3 Month + 4.63%), 7.65%, 05/15/2028 (aa)	EUR	500	519
Reg. S, (ICE LIBOR EUR 3 Month + 5.50%), 8.52%, 05/15/2028 (aa)	EUR	200	208
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (e)		1,648	1,673
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (e)		7,239	7,153
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028 (e)		7,424	6,916
4.88%, 07/01/2029 (e)		11,825	11,023
Cloud Software Group, Inc.,
6.50%, 03/31/2029 (e)		20,809	20,425
8.25%, 06/30/2032 (e)		15,207	15,671
9.00%, 09/30/2029 (e)		23,791	24,155
Concentrix Corp.,
6.60%, 08/02/2028		500	513
6.65%, 08/02/2026		174	177
Constellation Software, Inc., (Canada), 5.16%, 02/16/2029 (e)		632	635
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029 (e)		3,329	3,170
Elastic NV, (Netherlands), 4.13%, 07/15/2029 (e)		3,514	3,258
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (e)		5,226	5,228
Fair Isaac Corp., 4.00%, 06/15/2028 (e)		1,912	1,804
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl,
Reg. S, 7.88%, 05/01/2029	EUR	5,530	5,878
8.75%, 05/01/2029 (e)		914	935
IPD 3 BV, (Netherlands), Reg. S, 8.00%, 06/15/2028	EUR	3,530	3,858
Oracle Corp., 2.30%, 03/25/2028		506	468
Playtika Holding Corp., 4.25%, 03/15/2029 (e)		348	315
SS&C Technologies, Inc.,
5.50%, 09/30/2027 (e)		5,455	5,403
6.50%, 06/01/2032 (e)		6,250	6,304
TeamSystem SpA, (Italy),
Reg. S, (ICE LIBOR EUR 3 Month + 3.50%), 6.68%, 07/31/2031 (aa)	EUR	600	625
(ICE LIBOR EUR 3 Month + 3.50%), 6.68%, 07/31/2031 (e) (aa)	EUR	6,665	6,938

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	261

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Software — continued
Twilio, Inc.,
3.63%, 03/15/2029		228	210
3.88%, 03/15/2031		1,809	1,622
UKG, Inc., 6.88%, 02/01/2031 (e)		23,919	24,267
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.88%, 02/01/2029 (e)		4,401	4,000

			206,471

Total Technology			257,525

Utilities — 3.2%
Electric — 2.9%
A2A SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.26%), 5.00%, 06/11/2029 (aa) (x)	EUR	500	535
AEP Texas, Inc., 5.45%, 05/15/2029		180	183
AES Corp. (The),
3.30%, 07/15/2025 (e)		1,005	995
5.45%, 06/01/2028		206	207
(CMT Index 5 Year + 3.20%), 7.60%, 01/15/2055 (aa)		3,112	3,196
Alexander Funding Trust II, 7.47%, 07/31/2028 (e)		1,000	1,056
Algonquin Power & Utilities Corp., (Canada), SUB, 5.37%, 06/15/2026		1,074	1,079
Alliant Energy Finance LLC,
5.40%, 06/06/2027 (e)		136	137
5.95%, 03/30/2029 (e)		1,016	1,040
Alpha Generation LLC, 6.75%, 10/15/2032 (e)		3,485	3,448
American Electric Power Co., Inc.,
5.20%, 01/15/2029		350	353
5.70%, 08/15/2025		500	502
Avangrid, Inc., 3.20%, 04/15/2025		537	534
Black Hills Corp., 5.95%, 03/15/2028		137	141
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc, (United Kingdom),
Reg. S, 5.63%, 02/15/2032	EUR	288	311
5.63%, 02/15/2032 (e)	EUR	8,405	9,065
6.38%, 02/15/2032 (e)		2,403	2,397
Calpine Corp.,
3.75%, 03/01/2031 (e)		2,115	1,890
4.50%, 02/15/2028 (e)		973	933
4.63%, 02/01/2029 (e)		5,335	5,036
5.00%, 02/01/2031 (e)		9,550	8,981
5.13%, 03/15/2028 (e)		8,342	8,090
CenterPoint Energy, Inc., Series B, (CMT Index 5 Year + 2.95%), 6.85%, 02/15/2055 (aa)		1,476	1,508
Centrais Eletricas Brasileiras SA, (Brazil),
3.63%, 02/04/2025 (e)		872	866
6.50%, 01/11/2035 (e)		2,500	2,326
Chile Electricity Lux MPC Sarl, (Luxembourg), Reg. S, 6.01%, 01/20/2033		2,606	2,627

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Cikarang Listrindo Tbk. PT, (Indonesia), Reg. S, 4.95%, 09/14/2026		1,150	1,135
Clearway Energy Operating LLC,
3.75%, 01/15/2032 (e)		3,236	2,762
4.75%, 03/15/2028 (e)		421	403
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026		235	230
CLP Power Hong Kong Financing Ltd., (British Virgin Islands), Reg. S, 2.13%, 06/30/2030		900	778
Comision Federal de Electricidad, (Mexico),
6.26%, 02/15/2052 (e)		1,000	844
Reg. S, 6.26%, 02/15/2052		400	338
Constellation Energy Generation LLC, 5.60%, 03/01/2028		56	57
ContourGlobal Power Holdings SA, (Luxembourg),
Reg. S, 2.75%, 01/01/2026	EUR	6,966	7,138
Reg. S, 3.13%, 01/01/2028	EUR	2,370	2,360
Dominion Energy, Inc., (CMT Index 5 Year + 2.21%), 6.63%, 05/15/2055 (aa)		915	930
DPL, Inc., 4.13%, 07/01/2025		674	664
Duke Energy Corp., (CMT Index 5 Year + 2.59%), 6.45%, 09/01/2054 (aa)		1,097	1,114
Edison International, Series A, (CMT Index 5 Year + 4.70%), 5.38%, 03/15/2026 (aa) (x)		3,402	3,355
EDP SA, (Portugal),
Reg. S, (EUR Swap Rate 5 Year + 1.84%), 1.70%, 07/20/2080 (aa)	EUR	3,700	3,777
Reg. S, (EUR Swap Rate 5 Year + 2.38%), 1.88%, 08/02/2081 (aa)	EUR	200	202
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.40%), 4.63%, 09/16/2054 (aa)	EUR	400	422
Reg. S, (EUR Swap Rate 5 Year + 3.18%), 5.94%, 04/23/2083 (aa)	EUR	4,200	4,569
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.08%), 1.88%, 03/14/2082 (aa)	EUR	8,500	8,047
Electricite de France SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 3.97%), 3.38%, 06/15/2030 (aa) (x)	EUR	12,200	11,782
5.70%, 05/23/2028 (e)		260	264
Reg. S, (GBP Swap Rate 13 Year + 4.23%), 6.00%, 01/29/2026 (aa) (x)	GBP	1,300	1,621
Reg. S, (UK Gilts 5 Year + 3.78%), 7.38%, 06/17/2035 (aa) (x)	GBP	300	382
Enel Finance International NV, (Netherlands), 5.13%, 06/26/2029 (e)		379	379
Engie SA, (France), 5.25%, 04/10/2029 (e)		200	201
EPH Financing International A/S, (Czech Republic), Reg. S, 6.65%, 11/13/2028	EUR	3,200	3,575

SEE NOTES TO FINANCIAL STATEMENTS.

262	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Electric — continued
Eskom Holdings SOC Ltd., (South Africa),
Reg. S, 6.35%, 08/10/2028		3,800	3,771
7.13%, 02/11/2025 (e)		1,208	1,207
Reg. S, 7.13%, 02/11/2025		1,600	1,599
Reg. S, 8.45%, 08/10/2028		5,200	5,450
Evergy Missouri West, Inc., 5.15%, 12/15/2027 (e)		234	235
Eversource Energy, 5.95%, 02/01/2029		300	309
Fells Point Funding Trust, 3.05%, 01/31/2027 (e)		1,036	996
FIEMEX Energia — Banco Actinver SA Institucion de Banca Multiple, (Mexico), 7.25%, 01/31/2041 (e)		500	490
FirstEnergy Corp., 2.05%, 03/01/2025		330	328
Israel Electric Corp. Ltd., (Israel), Reg. S, 4.25%, 08/14/2028 (e)		3,600	3,444
Liberty Utilities Co., 5.58%, 01/31/2029 (e)		557	561
MVM Energetika Zrt, (Hungary), Reg. S, 7.50%, 06/09/2028		3,400	3,548
National Grid plc, (United Kingdom), 5.60%, 06/12/2028		91	93
Naturgy Finance Iberia SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 2.44%), 2.37%, 11/23/2026 (aa) (x)	EUR	300	302
NextEra Energy Capital Holdings, Inc., (CMT Index 5 Year + 2.46%), 6.75%, 06/15/2054 (aa)		2,046	2,096
NextEra Energy Operating Partners LP,
3.88%, 10/15/2026 (e)		671	642
7.25%, 01/15/2029 (e)		753	770
NGG Finance plc, (United Kingdom),
Reg. S, (EUR Swap Rate 5 Year + 2.53%), 2.13%, 09/05/2082 (aa)	EUR	9,431	9,381
Reg. S, (GBP Swap Rate 12 Year + 3.48%), 5.63%, 06/18/2073 (aa)	GBP	5,040	6,297
NRG Energy, Inc.,
3.38%, 02/15/2029 (e)		750	681
3.63%, 02/15/2031 (e)		2,660	2,326
3.88%, 02/15/2032 (e)		2,800	2,445
5.25%, 06/15/2029 (e)		1,204	1,169
5.75%, 01/15/2028		2,500	2,491
5.75%, 07/15/2029 (e)		1,628	1,583
6.00%, 02/01/2033 (e)		6,610	6,409
6.25%, 11/01/2034 (e)		6,629	6,502
(CMT Index 5 Year + 5.92%), 10.25%, 03/15/2028 (e) (aa) (x)		6,745	7,445
OGE Energy Corp., 5.45%, 05/15/2029		142	144
Orsted A/S, (Denmark), Reg. S, (UK Gilts 5 Year + 2.14%), 2.50%, 02/18/3021 (aa)	GBP	134	124
Pacific Gas and Electric Co.,
3.15%, 01/01/2026		1,303	1,280
3.30%, 12/01/2027		1,270	1,212
5.45%, 06/15/2027		9	9
Palomino Funding Trust I, 7.23%, 05/17/2028 (e)		500	523

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 08/15/2028 (e)		128	120
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia),
Reg. S, 4.00%, 06/30/2050		1,100	763
Reg. S, 4.13%, 05/15/2027		1,200	1,172
Reg. S, 5.25%, 10/24/2042		2,800	2,459
PG&E Corp., (CMT Index 5 Year + 3.88%), 7.38%, 03/15/2055 (aa)		691	709
Pike Corp., 8.63%, 01/31/2031 (e)		402	424
Public Power Corp. SA, (Greece), Reg. S, 4.63%, 10/31/2031	EUR	4,223	4,453
Puget Energy, Inc., 3.65%, 05/15/2025		300	298
System Energy Resources, Inc., 6.00%, 04/15/2028		832	855
Vistra Corp.,
(CMT Index 5 Year + 5.74%), 7.00%, 12/15/2026 (e) (aa) (x)		11,109	11,172
(CMT Index 5 Year + 6.93%), 8.00%, 10/15/2026 (e) (aa) (x)		2,550	2,602
Series C, (CMT Index 5 Year + 5.05%), 8.88%, 01/15/2029 (e) (aa) (x)		680	726
Vistra Operations Co. LLC,
3.70%, 01/30/2027 (e)		279	272
4.38%, 05/01/2029 (e)		10,504	9,890
5.00%, 07/31/2027 (e)		8,490	8,330
5.50%, 09/01/2026 (e)		835	833
5.63%, 02/15/2027 (e)		2,406	2,396
6.88%, 04/15/2032 (e)		4,104	4,202
7.75%, 10/15/2031 (e)		1,839	1,929

			244,232

Gas — 0.1%
AltaGas Ltd., (Canada), (CMT Index 5 Year + 3.57%), 7.20%, 10/15/2054 (e) (aa)		2,267	2,279
AmeriGas Partners LP / AmeriGas Finance Corp.,
5.50%, 05/20/2025		318	316
5.75%, 05/20/2027		1,650	1,532
5.88%, 08/20/2026		775	747
Brooklyn Union Gas Co. (The), 4.63%, 08/05/2027 (e)		696	688
National Fuel Gas Co.,
5.50%, 01/15/2026		289	290
5.50%, 10/01/2026		679	684
National Gas Co. of Trinidad & Tobago Ltd., (Trinidad and Tobago), Reg. S, 6.05%, 01/15/2036		1,600	1,462
Southwest Gas Corp., 5.45%, 03/23/2028		100	101
Spire, Inc., 5.30%, 03/01/2026		958	963
UGI International LLC, Reg. S, 2.50%, 12/01/2029	EUR	100	97

			9,159

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	263

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Water — 0.2%
Thames Water Utilities Finance plc, (United Kingdom), Reg. S, 4.00%, 04/18/2027	EUR	100	79
Veolia Environnement SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 2.84%), 2.50%, 01/20/2029 (aa) (x)	EUR	8,000	7,738
Reg. S, (EUR Swap Rate 5 Year + 2.82%), 5.99%, 11/22/2028 (aa) (x)	EUR	7,600	8,416

			16,233

Total Utilities			269,624

Total Corporate Bonds (Cost $6,361,812)			6,382,741

Foreign Government Securities — 8.4%
Abu Dhabi Government International Bond, (United Arab Emirates), Reg. S, 3.88%, 04/16/2050		1,300	994
Angolan Government International Bond, (Angola),
Reg. S, 8.00%, 11/26/2029		8,500	7,598
Reg. S, 9.38%, 05/08/2048		5,900	4,838
Reg. S, 9.50%, 11/12/2025		2,400	2,403
Argentine Republic Government International Bond, (Argentina),
1.00%, 07/09/2029		2,280	1,852
SUB, 3.50%, 07/09/2041		35,800	22,345
SUB, 4.13%, 07/09/2035		1,600	1,061
Avenir Issuer III Ireland DAC, (Ireland), Reg. S, 6.00%, 03/22/2027		5,783	5,564
Bahrain Government International Bond, (Bahrain),
Reg. S, 4.25%, 01/25/2028		8,900	8,371
Reg. S, 5.63%, 09/30/2031		3,700	3,474
Bank Gospodarstwa Krajowego, (Poland),
Reg. S, 3.88%, 03/13/2035	EUR	3,800	3,918
Reg. S, 6.25%, 10/31/2028		2,500	2,600
6.25%, 07/09/2054 (e)		2,700	2,647
Benin Government International Bond, (Benin),
Reg. S, 6.88%, 01/19/2052	EUR	400	348
Reg. S, 7.96%, 02/13/2038		2,200	2,073
Brazilian Government International Bond, (Brazil),
4.25%, 01/07/2025		2,143	2,141
4.75%, 01/14/2050		800	545
6.13%, 01/22/2032		800	764
6.13%, 03/15/2034		1,550	1,443
7.13%, 05/13/2054		8,550	7,901
Bulgaria Government International Bond, (Bulgaria),
Reg. S, 3.63%, 09/05/2032	EUR	7,800	8,259
Reg. S, 5.00%, 03/05/2037		3,300	3,092
Chile Government International Bond, (Chile),
4.85%, 01/22/2029		6,400	6,329

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

4.95%, 01/05/2036		8,000	7,561
5.33%, 01/05/2054		1,100	1,017
Colombia Government International Bond, (Colombia),
3.88%, 04/25/2027		1,480	1,413
5.00%, 06/15/2045		6,300	4,246
5.63%, 02/26/2044		8,100	5,954
7.50%, 02/02/2034		6,900	6,786
8.00%, 11/14/2035		1,500	1,508
8.38%, 11/07/2054		1,400	1,356
8.75%, 11/14/2053		700	707
Costa Rica Government International Bond, (Costa Rica),
Reg. S, 5.63%, 04/30/2043		1,700	1,516
Reg. S, 7.30%, 11/13/2054		3,500	3,624
Development Bank of Kazakhstan JSC, (Kazakhstan), Reg. S, 5.75%, 05/12/2025		775	773
Dominican Republic International Bond, (Dominican Republic),
Reg. S, 4.50%, 01/30/2030		3,300	3,018
Reg. S, 5.30%, 01/21/2041		5,000	4,242
Reg. S, 5.95%, 01/25/2027		5,800	5,765
Reg. S, 6.00%, 02/22/2033		8,100	7,776
Reg. S, 6.85%, 01/27/2045		5,200	5,104
Reg. S, 6.88%, 01/29/2026		3,355	3,378
Ecuador Government International Bond, (Ecuador),
Reg. S, SUB, 5.00%, 07/31/2040		9,000	4,599
Reg. S, SUB, 5.50%, 07/31/2035		16,327	9,248
Reg. S, SUB, 6.90%, 07/31/2030		10,770	7,487
Egypt Government International Bond, (Egypt),
Reg. S, 3.88%, 02/16/2026		2,600	2,486
Reg. S, 4.75%, 04/16/2026	EUR	11,000	11,168
Reg. S, 5.88%, 02/16/2031		4,000	3,332
Reg. S, 6.38%, 04/11/2031	EUR	9,900	9,023
Reg. S, 7.30%, 09/30/2033		800	677
Reg. S, 7.50%, 02/16/2061		5,600	3,834
Reg. S, 7.63%, 05/29/2032		2,000	1,756
El Salvador Government International Bond, (El Salvador),
Reg. S, 7.12%, 01/20/2050		800	674
Reg. S, 7.65%, 06/15/2035		4,800	4,635
Reg. S, 8.25%, 04/10/2032		1,900	1,923
9.65%, 11/21/2054 (e)		6,100	6,443
Finance Department Government of Sharjah, (United Arab Emirates), Reg. S, 4.00%, 07/28/2050		3,100	1,999
Gabon Blue Bond Master Trust Series 2, Reg. S, 6.10%, 08/01/2038		300	292
Gabon Government International Bond, (Gabon),
Reg. S, 6.63%, 02/06/2031		1,200	892
Reg. S, 6.95%, 06/16/2025		1,462	1,411

SEE NOTES TO FINANCIAL STATEMENTS.

264	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Ghana Government International Bond, (Ghana),
Zero Coupon, 07/03/2026 (e)		643	596
SUB, 5.00%, 07/03/2029 (e)		1,964	1,694
Reg. S, SUB, 5.00%, 07/03/2029		3,700	3,191
SUB, 5.00%, 07/03/2035 (e)		4,695	3,296
Guatemala Government Bond, (Guatemala),
Reg. S, 4.38%, 06/05/2027		9,900	9,494
Reg. S, 5.38%, 04/24/2032		3,000	2,827
6.05%, 08/06/2031 (e)		1,300	1,271
Reg. S, 6.05%, 08/06/2031		200	196
6.55%, 02/06/2037 (e)		2,600	2,556
Reg. S, 6.55%, 02/06/2037		2,100	2,064
Reg. S, 6.60%, 06/13/2036		3,200	3,162
Honduras Government International Bond, (Honduras), 8.63%, 11/27/2034 (e)		1,400	1,391
Hungary Government International Bond, (Hungary),
Reg. S, 5.25%, 06/16/2029		2,400	2,359
Reg. S, 5.50%, 03/26/2036		2,100	1,965
Reg. S, 6.75%, 09/25/2052		2,600	2,642
Series 30Y, 7.63%, 03/29/2041		6,000	6,651
Indonesia Government International Bond, (Indonesia), Reg. S, 6.63%, 02/17/2037		3,900	4,285
Iraq International Bond, (Iraq), Reg. S, 5.80%, 01/15/2028		1,050	1,022
Israel Government International Bond, (Israel),
Series 5Y, 5.38%, 03/12/2029		1,000	997
Series 10Y, 2.75%, 07/03/2030		7,500	6,521
Series 10Y, 5.50%, 03/12/2034		3,200	3,122
Series 30Y, 4.50%, 01/30/2043		400	333
Series 30Y, 5.75%, 03/12/2054		500	457
Ivory Coast Government International Bond, (Ivory Coast),
Reg. S, 4.88%, 01/30/2032	EUR	2,600	2,366
Reg. S, 5.25%, 03/22/2030	EUR	3,500	3,419
Reg. S, SUB, 5.75%, 12/31/2032		197	186
Reg. S, 6.88%, 10/17/2040	EUR	4,300	3,853
Reg. S, 8.25%, 01/30/2037		5,500	5,343
Jordan Government International Bond, (Jordan),
Reg. S, 5.75%, 01/31/2027		7,200	6,934
Reg. S, 7.38%, 10/10/2047		800	707
Kazakhstan Government International Bond, (Kazakhstan), Reg. S, 5.13%, 07/21/2025		400	400
Korea National Oil Corp., (South Korea),
4.88%, 04/03/2029 (e)		1,500	1,488
Reg. S, 4.88%, 04/03/2029		200	199
Latvia Government International Bond, (Latvia), Reg. S, 5.13%, 07/30/2034		1,200	1,170
Magyar Export-Import Bank Zrt, (Hungary), Reg. S, 6.13%, 12/04/2027		4,900	4,937

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Mexican Udibonos, (Mexico),
Series S, 2.75%, 11/27/2031	MXN	192,258	7,750
Series S, 3.00%, 12/03/2026	MXN	351,224	15,892
Series S, 4.00%, 08/24/2034	MXN	60,757	2,625
Mexico Government International Bond, (Mexico),
3.75%, 01/11/2028		224	213
4.50%, 04/22/2029		200	191
5.00%, 05/07/2029		1,900	1,833
5.75%, 10/12/2110		3,800	2,908
6.00%, 05/07/2036		1,500	1,411
6.40%, 05/07/2054		1,100	985
MFB Magyar Fejlesztesi Bank Zrt, (Hungary), Reg. S, 6.50%, 06/29/2028		6,200	6,294
Mongolia Government International Bond, (Mongolia),
Reg. S, 3.50%, 07/07/2027		1,600	1,490
Reg. S, 4.45%, 07/07/2031		2,300	1,990
7.88%, 06/05/2029 (e)		300	313
Reg. S, 7.88%, 06/05/2029		100	104
8.65%, 01/19/2028 (e)		300	315
Reg. S, 8.65%, 01/19/2028		300	315
Montenegro Government International Bond, (Montenegro), 7.25%, 03/12/2031 (e)		1,700	1,743
Morocco Government International Bond, (Morocco), Reg. S, 5.50%, 12/11/2042		1,700	1,509
National Bank of Uzbekistan, (Uzbekistan), Reg. S, 4.85%, 10/21/2025		500	490
Nigeria Government International Bond, (Nigeria),
Reg. S, 7.38%, 09/28/2033		4,809	4,107
Reg. S, 7.63%, 11/21/2025		6,400	6,368
Reg. S, 8.38%, 03/24/2029		9,600	9,323
North Macedonia Government International Bond, (North Macedonia), Reg. S, 6.96%, 03/13/2027	EUR	3,300	3,559
Oman Government International Bond, (Oman),
Reg. S, 4.75%, 06/15/2026		1,000	990
Reg. S, 6.25%, 01/25/2031		15,900	16,292
Reg. S, 6.75%, 01/17/2048		2,700	2,734
Oriental Republic of Uruguay, (Uruguay), 5.25%, 09/10/2060		5,800	5,278
Pakistan Global Sukuk Programme Co. Ltd. (The), (Pakistan), Reg. S, 7.95%, 01/31/2029		500	460
Pakistan Government International Bond, (Pakistan),
Reg. S, 6.00%, 04/08/2026		2,000	1,879
Reg. S, 6.88%, 12/05/2027		3,700	3,334
Reg. S, 7.38%, 04/08/2031		2,300	1,922
Reg. S, 8.25%, 09/30/2025		3,600	3,539

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	265

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Reg. S, 8.88%, 04/08/2051		6,100	4,733
Panama Government International Bond, (Panama),
3.16%, 01/23/2030		4,400	3,672
3.75%, 03/16/2025		1,200	1,189
4.50%, 04/01/2056		5,200	3,057
6.85%, 03/28/2054		1,800	1,534
7.50%, 03/01/2031		7,200	7,293
7.88%, 03/01/2057		4,000	3,856
8.00%, 03/01/2038		4,000	4,010
8.88%, 09/30/2027		12,600	13,501
Paraguay Government International Bond, (Paraguay),
Reg. S, 5.40%, 03/30/2050		2,300	1,947
Reg. S, 5.85%, 08/21/2033		4,900	4,807
6.00%, 02/09/2036 (e)		400	396
Reg. S, 6.00%, 02/09/2036		600	595
7.90%, 02/09/2031 (e)	PYG	9,789,000	1,267
Perusahaan Penerbit SBSN Indonesia III, (Indonesia), Reg. S, 5.65%, 11/25/2054		1,000	980
Peruvian Government International Bond, (Peru),
3.23%, 07/28/2121		9,800	5,144
3.60%, 01/15/2072		3,900	2,372
5.88%, 08/08/2054		1,690	1,610
6.55%, 03/14/2037		5,600	5,830
6.90%, 08/12/2037 (e)	PEN	6,300	1,661
Reg. S, 6.95%, 08/12/2031	PEN	3,800	1,064
Philippine Government International Bond, (Philippines),
2.95%, 05/05/2045		2,400	1,606
3.70%, 03/01/2041		2,500	1,989
5.18%, 09/05/2049		1,200	1,117
6.38%, 10/23/2034		1,200	1,291
Qatar Government International Bond, (Qatar),
Reg. S, 4.82%, 03/14/2049		5,000	4,522
Reg. S, 5.10%, 04/23/2048		5,200	4,933
Reg. S, 6.40%, 01/20/2040		1,400	1,557
Republic of Armenia International Bond, (Armenia),
Reg. S, 3.60%, 02/02/2031		1,500	1,234
Reg. S, 3.95%, 09/26/2029		2,200	1,926
Republic of Cameroon International Bond, (Cameroon),
Reg. S, 5.95%, 07/07/2032	EUR	3,700	3,089
Reg. S, 9.50%, 11/19/2025		267	265
Republic of Kenya Government International Bond, (Kenya),
Reg. S, 7.00%, 05/22/2027		2,900	2,849
Reg. S, 7.25%, 02/28/2028		1,400	1,333
Reg. S, 8.00%, 05/22/2032		2,100	1,905
9.75%, 02/16/2031 (e)		2,800	2,765
Reg. S, 9.75%, 02/16/2031		4,600	4,543

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Republic of Poland Government International Bond, (Poland), 5.50%, 04/04/2053		8,100	7,485
Republic of South Africa Government Bond, (South Africa),
Series 2035, 8.88%, 02/28/2035	ZAR	86,400	4,167
Series 2037, 8.50%, 01/31/2037	ZAR	59,900	2,694
Republic of South Africa Government International Bond, (South Africa),
4.85%, 09/30/2029		3,000	2,793
5.75%, 09/30/2049		2,800	2,099
7.10%, 11/19/2036 (e)		2,700	2,632
7.30%, 04/20/2052		3,500	3,172
7.95%, 11/19/2054 (e)		2,700	2,591
Republic of Uzbekistan International Bond, (Uzbekistan), Reg. S, 3.90%, 10/19/2031		3,300	2,714
Romanian Government International Bond, (Romania),
Reg. S, 2.12%, 07/16/2031	EUR	2,700	2,314
Reg. S, 2.13%, 03/07/2028	EUR	1,100	1,068
Reg. S, 2.63%, 12/02/2040	EUR	5,100	3,368
Reg. S, 5.13%, 09/24/2031	EUR	1,400	1,417
Reg. S, 5.25%, 11/25/2027		1,078	1,054
5.75%, 03/24/2035 (e)		1,000	892
Reg. S, 5.75%, 03/24/2035		300	268
5.88%, 01/30/2029 (e)		2,670	2,599
Reg. S, 5.88%, 01/30/2029		4,150	4,039
Reg. S, 6.13%, 01/22/2044		900	801
Reg. S, 6.38%, 09/18/2033	EUR	1,700	1,836
6.38%, 01/30/2034 (e)		1,800	1,722
Reg. S, 6.38%, 01/30/2034		1,800	1,722
Reg. S, 6.63%, 02/17/2028		1,800	1,827
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 3.45%, 02/02/2061		5,700	3,461
Reg. S, 3.75%, 01/21/2055		1,400	930
Reg. S, 4.38%, 04/16/2029		5,100	4,971
Reg. S, 5.00%, 01/16/2034		2,000	1,943
Reg. S, 5.75%, 01/16/2054		1,800	1,680
Senegal Government International Bond, (Senegal),
Reg. S, 4.75%, 03/13/2028	EUR	900	855
Reg. S, 5.38%, 06/08/2037	EUR	5,500	4,023
Reg. S, 6.25%, 05/23/2033		3,500	2,800
Series 7Y, Reg. S, 7.75%, 06/10/2031		700	625
Serbia International Bond, (Serbia),
Reg. S, 2.05%, 09/23/2036	EUR	2,500	1,964
6.00%, 06/12/2034 (e)		1,400	1,377
Reg. S, 6.00%, 06/12/2034		1,700	1,672
Reg. S, 6.25%, 05/26/2028		5,600	5,689
Reg. S, 6.50%, 09/26/2033		1,000	1,027
Slovenia Government International Bond, (Slovenia), Reg. S, 5.00%, 09/19/2033		2,500	2,470
State of Israel, (Israel), Series 10Y, 2.50%, 01/15/2030		3,700	3,215

SEE NOTES TO FINANCIAL STATEMENTS.

266	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Trinidad & Tobago Government International Bond, (Trinidad and Tobago),
5.95%, 01/14/2031 (e)		700	681
Reg. S, 5.95%, 01/14/2031		200	195
Tunisian Republic, (Tunisia),
Reg. S, 5.75%, 01/30/2025		4,200	4,179
Reg. S, 6.38%, 07/15/2026	EUR	3,300	3,265
Turkiye Government Bond, (Turkey),
Series 4Y, (Turkish Lira Overnight Reference Rate + 0.00%), 50.44%, 05/20/2026 (aa)	TRY	9,600	275
Series 4Y, (Turkish Lira Overnight Reference Rate + 0.00%), 50.49%, 05/17/2028 (aa)	TRY	67,300	1,876
Series 5Y, (Turkish Lira Overnight Reference Rate + 0.00%), 50.44%, 08/19/2026 (aa)	TRY	45,900	1,316
Series 10Y, 27.70%, 09/27/2034	TRY	180,900	5,131
Turkiye Government International Bond, (Turkey),
Series 6Y, 9.38%, 03/14/2029		3,200	3,528
Series 10Y, 7.63%, 05/15/2034		6,900	7,007
Series 30Y, 5.75%, 05/11/2047		9,100	6,768
Series 30Y, 6.88%, 03/17/2036		7,900	7,548
Turkiye Ihracat Kredi Bankasi A/S, (Turkey),
7.50%, 02/06/2028 (e)		500	509
Reg. S, 7.50%, 02/06/2028		200	204
Ukraine Government International Bond, (Ukraine),
Reg. S, SUB, 0.00%, 02/01/2030		900	493
Reg. S, SUB, 0.00%, 02/01/2034		200	83
Reg. S, SUB, 0.00%, 02/01/2035		2,400	1,412
Reg. S, SUB, 0.00%, 02/01/2036		200	117
Reg. S, SUB, 1.75%, 02/01/2029		2,000	1,388
Reg. S, SUB, 1.75%, 02/01/2034		2,500	1,412
Reg. S, SUB, 1.75%, 02/01/2035		2,600	1,427
Reg. S, SUB, 1.75%, 02/01/2036		2,600	1,408
Uruguay Government International Bond, (Uruguay),
5.10%, 06/18/2050		4,100	3,759
5.75%, 10/28/2034		2,500	2,566
Uzbekneftegaz JSC, (Uzbekistan), Reg. S, 4.75%, 11/16/2028		3,200	2,814

Total Foreign Government Securities (Cost $698,378)			700,212

Mortgage – Backed Securities — 0.3%
FHLMC Pool, 4.15%, 10/01/2029		450	437
FHLMC Pool, Single Family, 15 years,
5.50%, 11/01/2038		1,690	1,714
5.50%, 12/01/2038		1,093	1,105
6.00%, 04/01/2039		3,617	3,692
6.00%, 07/01/2039		970	992
FNMA Pool, Single Family, 15 years,
5.00%, 10/01/2039		678	677
5.50%, 09/01/2039		5,508	5,587

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

6.00%, 10/01/2038	2,016	2,076
6.00%, 05/01/2039	2,452	2,518
6.00%, 09/01/2039	4,023	4,112

Total Mortgage-Backed Securities (Cost $23,239)		22,910

U.S. Treasury Obligations — 1.0%
U.S. Treasury Notes,
2.75%, 04/30/2027 (ff)	740	715
3.75%, 08/31/2026	5,823	5,777
3.75%, 12/31/2028 (ee) (ii)	6,020	5,884
4.13%, 10/31/2026	42,750	42,650
4.25%, 01/31/2026 (ee) (ff)	22,650	22,650
4.25%, 11/30/2026	215	215
4.63%, 06/30/2026	6,619	6,654

Total U.S. Treasury Obligations (Cost $84,544)		84,545

	SHARES
Common Stocks — 0.1%
Basic Materials — 0.0% (g)
Chemicals — 0.0% (g)
Venator Materials plc, (United Kingdom) (a) (bb) (cc)	4	2,111

Communications — 0.1%
Internet — 0.0% (g)
Xplore, Inc., (Canada) (a) (bb)	51	237

		237

Telecommunications — 0.1%
Digicel Holdings Bermuda Ltd. / Digicel International Finance Ltd., (Jamaica) (a) (bb) (cc)	856	5,993
Intelsat SA, (Luxembourg) (a)	87	2,577

		8,570

Total Communications		8,807

Financial — 0.0%
Real Estate — 0.0%
ADLER Group SA, (Luxembourg) (a) (bb) (cc)	1,268	—

Utilities — 0.0% (g)
Electric — 0.0% (g)
Heritage Power LLC (a) (bb) (cc)	47	1,203

Total Utilities		1,203

Total Common Stocks (Cost $10,676)		12,121

Exchange-Traded Funds — 0.8%
Invesco Senior Loan ETF	412	8,676
SPDR Blackstone Senior Loan ETF	1,355	56,558

Total Exchange-Traded Funds (Cost $65,230)		65,234

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	267

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Preferred Stocks — 0.1%
Communications — 0.0% (g)
Telecommunications — 0.0% (g)
Digicel Holdings Bermuda Ltd., expiring, (Bermuda) (a) (bb) (cc)	91	1,010

Consumer Cyclical — 0.1%
Retail — 0.1%
Ferrellgas Escrow LLC, expiring (a) (bb) (cc)	6	6,467

Total Preferred Stocks (Cost $7,039)		7,477

	PRINCIPAL AMOUNT($)
Loan Assignments — 4.8% (o)
Basic Materials — 0.1%
Chemicals — 0.1%
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, (Luxembourg), (CME Term SOFR 3 Month + 4.50%), 9.01%, 11/15/2030 (aa)	2,978	2,888
Discovery Purchaser Corp., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.38%), 8.95%, 10/04/2029 (aa)	3,704	3,720
Ecovyst Catalyst Technologies LLC, Second Amendment Term Loan, (CME Term SOFR 3 Month + 2.25%), 6.84%, 06/12/2031 (aa)	998	1,001
Herens Holdco S.a r.l., Facility B (USD), (Luxembourg), (CME Term SOFR 3 Month + 3.93%), 8.35%, 07/03/2028 (aa)	608	596
Venator Materials LLC, First-Out Term Loan, (CME Term SOFR 3 Month + 2.00%), 6.65%, 01/16/2026 (aa)	906	906
Venator Materials LLC, Initial Term Loan, (CME Term SOFR 3 Month + 2.00%), 6.66%, 10/12/2028 (aa)	1,292	1,285

		10,396

Forest Products & Paper — 0.0% (g)
Glatfelter Corp., Term Loan, (CME Term SOFR 3 Month + 4.25%), 8.76%, 11/04/2031 (aa)	950	951

Total Basic Materials		11,347

Communications — 0.9%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.00%), 8.47%, 08/21/2028 (aa)	2,710	2,723
CMG Media Corp., Term B-2 Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 7.93%, 12/17/2026 (aa)	146	130
Neptune BidCo US, Inc., Dollar Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 9.76%, 04/11/2029 (aa)	4,076	3,649

		6,502

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Internet — 0.1%
Cablevision Lightpath LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.76%, 11/30/2027 (aa)	1,367	1,367
Gen Digital, Inc., Initial Tranche A Term Loan, (CME Term SOFR 1 Month + 1.50%), 5.96%, 09/10/2027 (aa)	1,585	1,582
MH Sub I LLC, 2023 May Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 8.61%, 05/03/2028 (aa) (u)	4,597	4,596

		7,545

Media — 0.3%
CSC Holdings LLC, 2022 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.90%, 01/18/2028 (aa) (u)	15,017	14,699
CSC Holdings LLC, September 2019 Initial Term Loan, (CME Term SOFR 1 Month + 2.50%), 7.17%, 04/15/2027	425	391
Diamond Sports Group LLC, DIP Term Loan, 10.00%, 1/31/2025	2,061	2,258
Diamond Sports Group LLC, Term Loan (First Lien), (CME Term SOFR 1 Month + 10.00%), 14.65%, 05/25/2026 (aa)	95	81
Diamond Sports Group LLC, Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.71%, 08/24/2026 (d)	4,720	14
DIRECTV Financing LLC, Closing Date Term Loan, (CME Term SOFR 3 Month + 5.00%), 9.85%, 08/02/2027 (aa)	929	931
Gray Television, Inc., Term F Loan, (CME Term SOFR 1 Month + 5.25%), 9.80%, 06/04/2029 (aa)	139	131
Radiate Holdco LLC, Amendment No. 6 Term B Loan, (CME Term SOFR 1 Month + 3.25%), 7.72%, 09/25/2026 (aa)	7,769	6,775
Virgin Media Bristol LLC, Facility Q, (CME Term SOFR 1 Month + 3.25%), 7.76%, 01/31/2029 (aa) (u)	1,225	1,217
Virgin Media Bristol LLC, N Facility, (CME Term SOFR 1 Month + 2.50%), 7.01%, 01/31/2028 (aa)	1,792	1,778

		28,275

Telecommunications — 0.4%
Altice Financing S.A., 2022 Refinancing Dollar Commitments, (Luxembourg), (CME Term SOFR 3 Month + 5.00%), 9.66%, 10/31/2027 (aa)	2,742	2,280
Delta Topco, Inc., Second Amendment Term Loan (First Lien), (CME Term SOFR 6 Month + 3.50%), 8.20%, 11/30/2029 (aa) (u)	1	1
Digicel International Finance Ltd., Initial Term Loan (First Lien), (Saint Lucia), (CME Term SOFR 3 Month + 5.15%), 9.84%, 05/25/2027 (aa)	1,664	1,607

SEE NOTES TO FINANCIAL STATEMENTS.

268	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Loan Assignments — continued
Telecommunications — continued
Level 3 Financing, Inc., Term B-1, (CME Term SOFR 1 Month + 6.56%), 10.92%, 04/15/2029 (aa) (u)		4,327	4,406
Level 3 Financing, Inc., Term B-2, (CME Term SOFR 1 Month + 6.56%), 10.92%, 04/15/2030 (aa)		2,320	2,362
Lumen Technologies, Inc., Term A Loan, (CME Term SOFR 1 Month + 6.00%), 10.36%, 06/01/2028 (aa)		270	270
Lumen Technologies Inc., Term B-1 Loan, (CME Term SOFR 1 Month + 2.35%), 6.82%, 04/15/2029 (aa)		928	870
Lumen Technologies Inc., Term B-2 Loan, 04/15/2030 (u)		1,102	1,024
Odido Holding BV, Facility B Loan, (Netherlands), (EURIBOR 3 Month + 3.90%), 6.58%, 03/30/2029	EUR	6,910	7,191
Xplore, Inc., Initial Term Loan (First Lien), (Canada), (CME Term SOFR 1 Month + 1.50%), 9.47%, 10/24/2029 (aa)		223	219
Xplore Inc., Second Out Term Loan (First Lien), (Canada), (CME Term SOFR 1 Month + 1.50%), 6.00%, 10/24/2031 (aa)		780	632
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.47%, 03/09/2027 (aa) (u)		10,357	9,680
Zegona Holdco Ltd., Facility B (USD), (United Kingdom), (CME Term SOFR 6 Month + 4.25%), 9.40%, 07/17/2029 (aa)		2,020	2,030

			32,572

Total Communications			74,894

Consumer Cyclical — 0.6%
Auto Parts & Equipment — 0.1%
First Brands Group LLC, 2021 Term Loan (Second Lien), (CME Term SOFR 3 Month + 8.50%), 13.35%, 03/30/2028 (aa)		4,790	4,311
Tenneco, Inc., Term A Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 9.37%, 11/17/2028 (aa)		1,876	1,807

			6,118

Distribution/Wholesale — 0.1%
Parts Europe, 2024 Additional Term Facility, (France), (EURIBOR 3 Month + 3.25%), 6.34%, 02/03/2031	EUR	3,000	3,117
Verde Purchaser LLC, Initial Term Loan, (CME Term SOFR 3 Month + 4.50%), 8.83%, 11/30/2030 (aa)		1,116	1,119

			4,236

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Entertainment — 0.0% (g)
Entain plc, Facility B3 (USD), (CME Term SOFR 3 Month + 2.75%), 7.08%, 10/31/2029 (aa)	863	865
Great Canadian Gaming Corp., 2024 Refinancing Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 4.75%), 9.09%, 11/01/2029 (aa)	1,524	1,520
Motion Acquisition Ltd., Facility B (USD) Loan, (United Kingdom), (CME Term SOFR 3 Month + 3.50%), 7.83%, 11/12/2029 (aa)	509	502
UFC Holdings LLC, Incremental Term B-4 Loan (First Lien), (CME Term SOFR 3 Month + 2.25%), 11/21/2031 (u)	1,606	1,613

		4,500

Housewares — 0.0% (g)
SWF Holdings I Corp., Springs Window Fashions/SWF Delayed TL, 12/18/2029 (u)	486	487
SWF Holdings I Corp., Springs Window Fashions/SWF TLA1, 12/18/2029 (u)	364	365

		852

Leisure Time — 0.0% (g)
City Football Group Ltd., Term B-1 Loan, (United Kingdom), (CME Term SOFR 1 Month + 3.00%), 7.47%, 07/21/2030 (aa)	1,169	1,163
Life Time, Inc., 2024 New Term Loan, (CME Term SOFR 1 Month + 2.50%), 7.03%, 11/05/2031 (aa)	2,676	2,684

		3,847

Lodging — 0.0% (g)
Wyndham Hotels & Resorts, Inc., 2022 Term A Loan, (CME Term SOFR 1 Month + 1.75%), 6.21%, 04/08/2027 (aa) (u)	1,264	1,262

Retail — 0.4%
1011778 B.C. Unlimited Liability Co., Term B-6 Loan, (Canada), (CME Term SOFR 1 Month + 1.75%), 6.11%, 09/20/2030 (aa) (u)	945	939
Breitling Holdings S.a r.l., Facility B, (Luxembourg), (EURIBOR 6 Month + 3.90%), 6.48%, 10/25/2028 (u)	EUR 4,500	4,590
Foundation Building Materials, Inc., 2024 Incremental Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.59%, 01/29/2031 (aa)	5,735	5,637
Great Outdoors Group LLC, Term B-2 Loan, (CME Term SOFR 1 Month + 3.75%), 8.22%, 03/06/2028 (aa) (u)	1,684	1,690
Gulfside Supply, Inc., Initial Term B Loan, (CME Term SOFR 3 Month + 3.00%), 7.33%, 06/17/2031 (aa)	348	349
LBM Acquisition LLC, Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 8.21%, 12/17/2027 (aa)	748	749

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	269

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Loan Assignments — continued
Retail — continued
Peer Holding III BV, Facility B6, (Netherlands), (EURIBOR 3 Month + 3.25%), 5.93%, 07/01/2031 (u)	EUR	3,000	3,121
PetSmart LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.21%, 02/11/2028 (aa)		1,510	1,503
Sabre GLBL, Inc., 2021 Other Term B-1 Loan, (CME Term SOFR 1 Month + 3.50%), 7.97%, 12/17/2027 (aa)		104	101
Sabre GLBL, Inc., 2021 Other Term B-2 Loan, (CME Term SOFR 1 Month + 3.50%), 7.97%, 12/17/2027 (aa)		60	58
Sabre GLBL Inc., 2022 Other Term B Loan, 06/30/2028 (u)		427	414
Whatabrands LLC, Term Loan B, (CME Term SOFR 1 Month + 2.50%), 6.86%, 08/03/2028 (aa)		3,990	3,994
White Cap Supply Holdings LLC, Tranche C Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.61%, 10/19/2029 (aa) (u)		8,681	8,688

			31,833

Total Consumer Cyclical			52,648

Consumer Non-cyclical — 0.9%
Commercial Services — 0.3%
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.21%, 05/12/2028 (aa)		3,122	3,129
ArchKey Holdings Inc., Initial Term Loan, (CME Term SOFR 1 Month + 4.75%), 9.30%, 10/10/2031 (aa)		737	741
Catawba Nation Gaming Authority, Term Loan, 12/16/2031 (u)		675	676
Champions Holdco, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.75%), 9.27%, 02/23/2029 (aa)		1,990	1,880
Lernen Bidco Ltd., Facility B2 (USD), (United Kingdom), (SOFR 6 Month + 4.00%), 8.82%, 10/27/2031		3,750	3,788
Neon Maple Purchaser, Inc., Tranche B-1 Term Loan, (Canada), (CME Term SOFR 3 Month + 3.00%), 7.44%, 11/17/2031 (aa) (u)		1,578	1,579
PG Polaris Bidco S.A.R.L., Initial Term Loan, (Luxembourg), (CME Term SOFR 3 Month + 3.00%), 7.33%, 03/26/2031 (aa) (u)		723	729
Raven Acquisition Holdings LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.61%, 11/19/2031 (aa)		2,877	2,881
Vortex Opco LLC, Second-Out New Money Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 4.25%), 8.69%, 12/17/2028 (aa)		359	225

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — continued
Wand Newco 3, Inc., Tranche B-1 Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 7.61%, 01/30/2031 (aa)		5,958	5,976

			21,604

Food — 0.1%
Best Food of Nature HoldCo III, Facility B, (France), (EURIBOR 1 Month + 4.00%), 6.86%, 09/11/2026	EUR	6,331	6,403

Healthcare — Products — 0.1%
Bausch + Lomb Corp., Initial Term Loan, (Canada), (CME Term SOFR 1 Month + 3.25%), 7.69%, 05/10/2027 (aa)		6,527	6,546
Medline Borrower, LP, Third Amendment Incremental Term Loan, (CME Term SOFR 1 Month + 2.25%), 6.61%, 10/23/2028 (aa)		6,068	6,084

			12,630

Healthcare — Services — 0.2%
HomeVi, Senior Facility B3, (France), (EURIBOR 3 Month + 5.00%), 7.61%, 10/31/2029 (u)	EUR	6,500	6,717
LifePoint Health, Inc., 2024-1 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.41%, 05/17/2031 (aa)		2,673	2,680
LifePoint Health, Inc., 2024-2 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 7.96%, 05/17/2031 (aa)		1,025	1,026
MPH Acquisition Holdings LLC, Initial Term Loan, 09/01/2028 (u)		274	232
Quorum Health Corp., Term Loan (Exit), (CME Term SOFR 3 Month + 8.25%), 13.03%, 04/29/2025 (aa)		636	500
Star Parent, Inc., Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.33%, 09/27/2030 (aa)		6,074	5,926
Tempur Sealy International, Inc., 2024 Term B Loan, (SOFR 3 Month + 2.50%), 6.81%, 10/24/2031		1,828	1,831

			18,912

Pharmaceuticals — 0.2%
Bausch Health Companies, Inc., Second Amendment Term Loan, (Canada), (CME Term SOFR 1 Month + 5.25%), 9.71%, 02/01/2027 (aa) (u)		7,201	7,015
Cooper Consumer Health, Incremental Facility B2, (France), (EURIBOR 3 Month + 4.75%), 7.43%, 11/06/2028 (u)	EUR	3,775	3,903
Elanco Animal Health, Inc., Term Loan, (CME Term SOFR 1 Month + 1.75%), 6.40%, 08/13/2031 (aa)		1,720	1,717
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.00%), 8.36%, 04/23/2031 (aa)		2,780	2,797

SEE NOTES TO FINANCIAL STATEMENTS.

270	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Pharmaceuticals — continued
Gainwell Acquisition Corp., Term B Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 8.43%, 10/01/2027 (aa)	2,656	2,566

		17,998

Total Consumer Non-cyclical		77,547

Diversified — 0.0% (g)
Holding Companies — Diversified — 0.0% (g)
GN Loanco LLC, Term B Loan, (CME Term SOFR 3 Month + 4.50%), 9.09%, 12/19/2030 (aa)	1,743	1,748

Energy — 0.1%
Oil & Gas Services — 0.1%
Star Holding LLC, Term B Loan (First Lien), (CME Term SOFR 1 Month + 4.50%), 8.86%, 07/31/2031 (aa) (u)	3,672	3,658

Pipelines — 0.0% (g)
Buckeye Partners, L.P., 2024 Tranche B-5 Term Loan, (CME Term SOFR 1 Month + 1.75%), 6.11%, 11/01/2026 (aa)	885	885
Epic Crude Services, LP, Term Loan, (CME Term SOFR 3 Month + 3.00%), 7.66%, 10/15/2031 (aa)	1,091	1,099

		1,984

Total Energy		5,642

Financial — 0.4%
Banks — 0.0% (g)
Ziraat DPR Finance Company, Tranche B, (CME Term SOFR 3 Month + 3.10%), 7.46%, 06/15/2034 (aa) (bb) (cc)	2,400	2,400

Diversified Financial Services — 0.1%
Avolon TLB Borrower 1, Term B-4 Loan, (CME Term SOFR 1 Month + 1.50%), 5.97%, 02/12/2027 (aa)	711	710
Castlelake Aviation One Designated Activity Co., Initial Term Loan, (Ireland), (CME Term SOFR 3 Month + 2.50%), 6.86%, 10/22/2026 (aa)	287	288
Corpay Technologies Operating Co. LLC, Term B-5 Loan, (CME Term SOFR 1 Month + 1.75%), 6.11%, 04/28/2028 (aa)	1,488	1,486
CPI Holdco B LLC, Initial Term Loan, (CME Term SOFR 1 Month + 2.00%), 6.36%, 05/17/2031 (aa)	1,176	1,172
CPI Holdco B LLC, Incremental Term Loan B, 05/16/2031 (u)	1,617	1,615
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (Second Lien), (CME Term SOFR 3 Month + 6.75%), 11.34%, 04/07/2028 (aa)	653	621

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
Setanta Aircraft Leasing Designated Activity Co., New Loan, (Ireland), (CME Term SOFR 3 Month + 1.75%), 6.08%, 11/05/2028 (aa)		119	119

			6,011

Insurance — 0.2%
Acrisure LLC, B6 TL, (CME Term SOFR 1 Month + 3.00%), 7.36%, 11/06/2030		1,496	1,496
AssuredPartners, Inc., 2024 Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.86%, 02/14/2031 (aa)		1,198	1,199
Asurion LLC, New B-12 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 8.61%, 09/19/2030 (aa)		5,082	5,064
Asurion LLC, New B-4 Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.72%, 01/20/2029 (aa) (u)		2,910	2,802
Asurion LLC, New B-8 Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.72%, 12/23/2026 (aa) (u)		2,163	2,161
Asurion LLC, New B-9 Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.71%, 07/31/2027 (aa)		187	186
Truist Insurance Holdings LLC, Amendment No.1 Replacement Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 7.08%, 05/06/2031 (aa)		1,535	1,538
Truist Insurance Holdings LLC, Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 4.75%), 9.08%, 05/06/2032 (aa)		2,094	2,139
USI, Inc., 2024-C Term Loan, (CME Term SOFR 3 Month + 2.25%), 6.58%, 09/29/2030 (aa)		1,983	1,977

			18,562

Investment Companies — 0.1%
Osmosis Buyer Ltd., 2024 Refinancing Term B Loan, (United Kingdom), (CME Term SOFR 1 Month + 3.50%), 8.05%, 07/31/2028 (aa)		3,483	3,483

Real Estate — 0.0% (g)
CoreLogic, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 7.97%, 06/02/2028 (aa)		741	730

Total Financial			31,186

Government — 0.1%
Sovereign — 0.1%
Republic of Cote d’Ivoire, Term Loan, (EURIBOR 3 Month + 3.05%), 3.27%, 02/11/2034 (bb) (cc)	EUR	4,000	4,129
Republic of Tanzania, Term Loan, (CME Term SOFR 6 Month + 5.47%), 9.75%, 06/20/2030 (aa) (bb) (cc)		5,000	4,981

Total Government			9,110

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	271

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Industrial — 0.6%
Aerospace/Defense — 0.1%
Azorra Soar TLB Finance Ltd., Initial Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 3.50%), 7.86%, 10/18/2029 (aa)	1,108	1,115
Barnes Group Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.86%, 09/03/2030 (aa)	1,321	1,321
Dynasty Acquisition Co., Inc., Initial Term B-1 Loan, (CME Term SOFR 1 Month + 2.25%), 6.61%, 10/31/2031 (aa)	2,173	2,182
Dynasty Acquisition Co., Inc., Initial Term B-2 Loan, (CME Term SOFR 1 Month + 2.25%), 6.61%, 10/31/2031 (aa)	827	830

		5,448

Building Materials — 0.1%
Chariot Buyer LLC, Initial Term B Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 7.71%, 11/03/2028 (aa)	1,888	1,897
Cornerstone Building Brands, Inc., Tranche C Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.90%, 05/15/2031 (aa)	491	472
EMRLD Borrower LP, Second Amendment Incremental Term Loan, 08/04/2031 (u)	910	912
Hobbs & Associates LLC, Closing Date Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.61%, 07/23/2031 (aa)	492	494
Hobbs & Associates LLC, Delayed Draw Term Loan, (CME Term SOFR 3 Month + 3.25%), 7.65%, 07/23/2031 (aa)	49	49
Wilsonart LLC, Initial Term Loan, (CME Term SOFR 3 Month + 4.25%), 8.58%, 08/05/2031 (aa)	3,124	3,128

		6,952

Electronics — 0.1%
LIKEWIZE Corp., Closing Date Term Loan, (CME Term SOFR 3 Month + 5.75%), 10.35%, 08/15/2029 (aa)	1,662	1,619
LIKEWIZE Corp., Delayed Draw Tem Loan, (CME Term SOFR 1 Month + 5.75%), 10.32%, 08/15/2029 (aa)	152	148
LSF12 Crown US Commercial Bidco LLC, Term Loan, (CME Term SOFR 1 Month + 4.25%), 8.80%, 12/02/2031 (aa)	2,434	2,423

		4,190

Engineering & Construction — 0.2%
Brand Industrial Services, Inc., Tranche C Term Loan, (CME Term SOFR 3 Month + 4.50%), 9.07%, 08/01/2030 (aa)	8,140	7,898
Brown Group Holding LLC, Incremental Term B-2 Facility, (CME Term SOFR 3 Month + 2.50%), 7.09%, 07/01/2031 (aa)	3,368	3,375

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Engineering & Construction — continued
Chromalloy Corp., Term Loan, (CME Term SOFR 3 Month + 3.75%), 8.35%, 03/27/2031 (aa)	1,939	1,940
Construction Partners, Inc., Closing Date Loan, (CME Term SOFR 1 Month + 2.50%), 6.84%, 11/03/2031 (aa)	1,595	1,600
Cube Industrials Buyer, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 3.50%), 8.13%, 10/17/2031 (aa)	693	696

		15,509

Environmental Control — 0.0% (g)
Tidal Waste & Recycling Holdings LLC, Initial Term Loan, (CME Term SOFR 3 Month + 3.50%), 7.83%, 10/24/2031 (aa)	1,482	1,490

Machinery — Diversified — 0.1%
Gates Corp., Initial B-5 Dollar Term Loan, (CME Term SOFR 1 Month + 1.75%), 6.11%, 06/04/2031 (aa)	5	5
GrafTech Finance Inc., Delayed Draw Term Loan, 11/08/2029 (u) (bb) (cc)	726	706
GrafTech Finance Inc., Delayed Draw Term Loan, 11/08/2029 (u) (bb) (cc)	481	481
GrafTech International Ltd., TL, (CME Term SOFR 3 Month + 5.00%), 9.34%, 11/11/2029 (u) (aa) (bb) (cc)	1,263	1,203
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan, (Canada), (CME Term SOFR 6 Month + 4.50%), 8.78%, 02/15/2029 (aa)	3,996	4,026

		6,421

Metal Fabricate/Hardware — 0.0% (g)
Doncasters US Finance LLC, Initial Term Loan, (CME Term SOFR 3 Month + 6.50%), 10.83%, 04/23/2030 (aa)	2,213	2,191

Packaging & Containers — 0.0% (g)
Berry Global, Inc., Term AA Loan, (CME Term SOFR 1 Month + 1.75%), 6.34%, 07/01/2029 (aa)	696	696
Iris Holding, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 9.44%, 06/28/2028 (aa)	1,460	1,404
LABL, Inc., Initial Dollar Term Loan, (CME Term SOFR 1 Month + 5.00%), 9.46%, 10/29/2028 (aa)	379	367

		2,467

Transportation — 0.0% (g)
Genesee & Wyoming, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 1.75%), 6.08%, 04/10/2031 (aa)	2,427	2,420

Total Industrial		47,088

SEE NOTES TO FINANCIAL STATEMENTS.

272	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Technology — 1.1%
Computers — 0.2%
Atlas CC Acquisition Corp., Term B Loan (First Lien), (CME Term SOFR 3 Month + 4.25%), 9.03%, 05/25/2028 (aa)	1,207	806
Atlas CC Acquisition Corp., Term C Loan (First Lien), (CME Term SOFR 3 Month + 4.25%), 9.03%, 05/25/2028 (aa)	245	164
Clover Holdings 2 LLC, Initial Floating Rate Term Loan, 12/09/2031 (u)	5,000	5,050
NCR Atleos Corp., New Term B Loan, (CME Term SOFR 3 Month + 3.75%), 8.40%, 04/16/2029 (aa)	725	728
McAfee Corp., Second Amendment Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.80%, 03/01/2029 (aa)	6,878	6,876

		13,624

Semiconductors — 0.0% (g)
Icon Parent, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 7.52%, 11/13/2031 (aa)	1,425	1,429

Software — 0.9%
Ascend Learning LLC, Initial Term Loan (2021) (First Lien), (CME Term SOFR 1 Month + 3.50%), 7.96%, 12/11/2028 (aa) (u)	1,396	1,402
Ascend Learning LLC, Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.75%), 10.21%, 12/10/2029 (aa)	458	453
athenahealth Group, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.61%, 02/15/2029 (aa) (u)	13,346	13,360
Azalea TopCo, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 7.61%, 04/30/2031 (aa)	422	423
Boxer Parent Co. Inc., 2031 New Dollar Term Loan, (CME Term SOFR 3 Month + 3.75%), 8.34%, 07/30/2031 (aa) (u)	3,519	3,545
Boxer Parent Co. Inc., Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.75%), 10.34%, 07/30/2032 (aa)	1,366	1,344
Central Parent LLC, 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.58%, 07/06/2029 (aa)	4,592	4,524
Cloud Software Group, Inc., Seventh Amendment Tranche B-1 Term Loan, (CME Term SOFR 3 Month + 3.50%), 7.83%, 03/30/2029 (aa) (u)	3,857	3,866
Cloud Software Group, Inc., Sixth Amendment Term Loan, (CME Term SOFR 3 Month + 3.75%), 8.08%, 03/21/2031 (aa)	5,611	5,623
Cotiviti, Inc., Initial Fixed Rate Term Loan, 7.63%, 05/01/2031 (u)	14,063	14,142

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
Cotiviti, Inc., Initial Floating Rate Term Loan, (CME Term SOFR 1 Month + 2.75%), 7.30%, 05/01/2031 (aa)	3,980	3,997
Ellucian Holdings Inc., 2nd lien TL, (CME Term SOFR 1 Month + 4.75%), 9.11%, 11/15/2032 (aa)	5,738	5,834
Ellucian Holdings Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.36%, 10/09/2029 (aa) (u)	730	734
Mitchell International, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 7.61%, 06/17/2031 (aa)	3,801	3,798
Modena Buyer LLC, Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.86%, 07/01/2031 (aa)	2,241	2,164
Polaris Newco LLC, Dollar Term Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 8.85%, 06/02/2028 (aa)	1,837	1,839
Project Alpha Intermediate Holding, Inc., Add-on Cov-Lite TLB, 10/28/2030 (u)	706	710
RealPage, Inc., Incremental Term Loan, (CME Term SOFR 3 Month + 3.75%), 8.08%, 04/24/2028 (aa)	1,318	1,321
RealPage, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 7.59%, 04/24/2028 (aa)	2,884	2,876
Skillsoft Finance II, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.25%), 9.72%, 07/14/2028 (aa)	1,816	1,580
UKG Inc., 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 7.62%, 02/10/2031 (aa) (u)	819	825

		74,360

Total Technology		89,413

Utilities — 0.0% (g)
Electric — 0.0% (g)
Heritage Power LLC, Term Loan, (CME Term SOFR 1 Month + 7.00%), 11.36%, 07/20/2028 (aa) (cc)	160	156
Nautilus Power LLC, Term Loan, (CME Term SOFR 3 Month + 5.25%), 9.84%, 11/16/2026 (aa)	971	965
Talen Energy Supply LLC, 2024-1 Incremental Term B Loan, (CME Term SOFR 3 Month + 2.50%), 7.02%, 12/12/2031 (aa)	437	438

Total Utilities		1,559

Total Loan Assignments (Cost $406,459)		402,182

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	273

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Short-Term Investments — 2.0%
Commercial Papers — 0.0%
CSV Health Corp.,
5.08%, 01/31/2025 (e) (n)		1,731	1,724
5.18%, 02/07/2025 (e) (n)		2,789	2,775

Total Commercial Papers			4,499

Corporate Bond — 0.0% (g)
Pacific Gas and Electric Co., (SOFR Compounded Index + 0.95%), 5.39%, 09/04/2025 (aa)		488	489

Time Deposits — 1.9%
Australia & New Zealand Banking Group Ltd., 3.68%, 01/02/2025		74,465	74,465
BNP Paribas SA, (0.45%), 01/03/2025	CHF	1	1
Brown Brothers Harriman, 6.00%, 01/02/2025	ZAR	78	4
Citibank NA,
1.71%, 01/02/2025	EUR	19,658	20,363
3.68%, 01/02/2025		36,547	36,547
Royal Bank of Canada,
2.05%, 01/02/2025	CAD	1	1
3.67%, 01/02/2025	GBP	587	735
3.68%, 01/02/2025 (c)		44	44

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Time Deposits— continued
Sumitomo Mitsui Banking Corp.,
0.01%, 01/06/2025	JPY	6,896	43
3.68%, 01/02/2025		3,336	3,336
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 01/02/2025		26,758	26,758

Total Time Deposits			162,297

U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills,
4.26%, 03/20/2025 (n)		3,000	2,973
4.46%, 02/06/2025 (n)		3,400	3,386

Total U.S. Treasury Obligations			6,359

Total Short-Term Investments (Cost $173,642)			173,644

Total Investments — 97.3% (Cost — $8,141,312)			8,161,218

Other Assets in Excess of Liabilities — 2.7%			223,116

NET ASSETS — 100.0%			$8,384,334

Percentages indicated are based on net assets.

Futures contracts outstanding as of December 31, 2024:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Euro BOBL	1,215	03/2025	EUR	149,857	(1,524)
Euro Schatz	1,341	03/2025	EUR	149,024	(414)
U.S. Treasury 2 Year Note	1,144	03/2025	USD	235,328	(111)
U.S. Treasury 5 Year Note	736	03/2025	USD	78,656	(415)
U.S. Treasury 10 Year Note	702	03/2025	USD	77,151	(808)
U.S. Treasury Long Bond	45	03/2025	USD	5,241	(118)
U.S. Treasury Ultra Bond	26	03/2025	USD	3,209	(118)

					(3,508)

Short Contracts
Euro BOBL	(1)	03/2025	EUR	(123)	1
U.S. Treasury 5 Year Note	(331)	03/2025	USD	(35,400)	214
U.S. Treasury Long Bond	(25)	03/2025	USD	(2,910)	64
U.S. Treasury Ultra Bond	(10)	03/2025	USD	(1,239)	50

					329

Total unrealized appreciation (depreciation)					(3,179)

SEE NOTES TO FINANCIAL STATEMENTS.

274	SIX CIRCLES TRUST	DECEMBER 31, 2024

Forward foreign currency exchange contracts outstanding as of December 31, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	5,554	BRL	32,550	Barclays Bank plc*	01/03/2025	285
BRL	32,550	USD	5,257	Barclays Bank plc*	01/03/2025	12
TRY	206,992	USD	5,439	Barclays Bank plc	01/06/2025	397
USD	2,413	EUR	2,314	Morgan Stanley & Co.	01/10/2025	15
USD	2,464	GBP	1,968	Morgan Stanley & Co.	01/10/2025	1
USD	738	EUR	700	Barclays Bank plc	01/15/2025	13
USD	117,069	EUR	110,681	Barclays Bank plc	01/15/2025	2,365
USD	6,954	EUR	6,600	Citibank, NA	01/15/2025	114
USD	296,488	EUR	269,000	Citibank, NA	01/15/2025	17,708
USD	289,960	EUR	263,000	Citibank, NA	01/15/2025	17,398
USD	16,398	EUR	15,000	Citibank, NA	01/15/2025	853
USD	5,626	EUR	5,140	Citibank, NA	01/15/2025	299
USD	3,291	EUR	3,000	Citibank, NA	01/15/2025	182
USD	4,830	EUR	4,467	Citibank, NA	01/15/2025	201
USD	17,039	EUR	15,500	Citibank, NA	01/15/2025	975
USD	12,138	EUR	11,470	Citibank, NA	01/15/2025	251
USD	293,843	EUR	267,000	Citibank, NA	01/15/2025	17,136
USD	4,815	EUR	4,566	Citibank, NA	01/15/2025	82
USD	15,188	EUR	14,450	Citibank, NA	01/15/2025	212
USD	5,452	EUR	5,168	Citibank, NA	01/15/2025	97
USD	5,004	EUR	4,743	Citibank, NA	01/15/2025	89
USD	5,512	EUR	5,240	Citibank, NA	01/15/2025	81
USD	287,897	EUR	261,000	Citibank, NA	01/15/2025	17,408
USD	7,330	EUR	6,950	Citibank, NA	01/15/2025	127
USD	820	EUR	780	Citibank, NA	01/15/2025	12
USD	4,929	EUR	4,674	Citibank, NA	01/15/2025	84
USD	7,419	EUR	7,000	Citibank, NA	01/15/2025	164
USD	6,120	EUR	5,597	Citibank, NA	01/15/2025	320
USD	305,699	EUR	277,543	Citibank, NA	01/15/2025	18,067
USD	1,036	GBP	817	Barclays Bank plc	01/15/2025	14
USD	341	GBP	269	Barclays Bank plc	01/15/2025	5
USD	288,433	GBP	220,658	Citibank, NA	01/15/2025	12,219
USD	2,900	GBP	2,222	Citibank, NA	01/15/2025	119
GBP	3,090	USD	3,862	Citibank, NA	01/15/2025	6
TRY	370,135	USD	9,829	Barclays Bank plc	01/16/2025	500
USD	4	INR	347	Citibank, NA*	01/17/2025	—	(h)
USD	2	INR	176	Citibank, NA*	01/17/2025	—	(h)
USD	2	INR	149	Citibank, NA*	01/17/2025	—	(h)
USD	2	INR	149	Citibank, NA*	01/17/2025	—	(h)
USD	4	INR	348	Citibank, NA*	01/17/2025	—	(h)
USD	4	INR	344	Citibank, NA*	01/17/2025	—	(h)
USD	2	INR	146	Citibank, NA*	01/17/2025	—	(h)
USD	2	INR	149	Citibank, NA*	01/17/2025	—	(h)
USD	3	INR	268	Citibank, NA*	01/17/2025	—	(h)
USD	7,037	ZAR	126,379	Barclays Bank plc	01/17/2025	349
USD	1,077	CZK	25,719	Citibank, NA	01/21/2025	20
USD	5,349	BRL	32,750	Citibank, NA*	02/04/2025	80
TRY	68,953	USD	1,856	Barclays Bank plc	02/10/2025	20
TRY	36,016	USD	949	Barclays Bank plc	02/18/2025	24
NGN	2,048,992	USD	1,164	Citibank, NA	02/20/2025	124
NGN	3,753,238	USD	2,115	Citibank, NA	02/24/2025	239
NGN	825,994	USD	466	Citibank, NA	02/24/2025	52
NGN	1,145,612	USD	645	Citibank, NA	02/25/2025	73

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	275

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of December 31, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
TRY	29,787	USD	783	Barclays Bank plc	02/28/2025	15
TRY	42,421	USD	1,115	Barclays Bank plc	02/28/2025	21
TRY	56,320	USD	1,476	Barclays Bank plc	03/10/2025	18
TRY	9,578	USD	250	Barclays Bank plc	03/17/2025	3
USD	466	EUR	442	BNP Paribas	03/19/2025	7
USD	171	EUR	164	UBS AG LONDON	03/19/2025	—	(h)
USD	74,680	EUR	70,846	UBS AG LONDON	03/19/2025	1,052
USD	116	GBP	91	UBS AG LONDON	03/19/2025	2
USD	19,567	GBP	15,456	UBS AG LONDON	03/19/2025	229
USD	26,787	MXN	547,845	Barclays Bank plc	03/19/2025	839
USD	2,659	PEN	9,966	Citibank, NA*	03/19/2025	13
TRY	102,802	USD	2,668	Barclays Bank plc	03/19/2025	35
INR	276	USD	3	Citibank, NA*	03/21/2025	—	(h)
USD	1,124	PEN	4,199	Barclays Bank plc*	04/09/2025	9
USD	659	PEN	2,461	Citibank, NA*	04/09/2025	5

Total unrealized appreciation						111,040

BRL	32,576	USD	5,349	Citibank, NA*	01/03/2025	(76)
USD	5,261	BRL	32,576	Citibank, NA*	01/03/2025	(12)
USD	837	TRY	29,632	Citibank, NA	01/03/2025	(1)
EGP	138,871	USD	2,742	Morgan Stanley & Co.*	01/14/2025	(23)
EUR	8,607	USD	9,052	Barclays Bank plc	01/15/2025	(133)
EUR	9,127	USD	9,627	Barclays Bank plc*	01/15/2025	(168)
EUR	544	USD	572	Barclays Bank plc	01/15/2025	(8)
EUR	2,957	USD	3,134	Barclays Bank plc	01/15/2025	(69)
EUR	9,352	USD	9,911	Barclays Bank plc	01/15/2025	(219)
EUR	797	USD	844	Barclays Bank plc	01/15/2025	(18)
EUR	9,000	USD	9,456	Citibank, NA	01/15/2025	(129)
GBP	794	USD	1,009	Bank of America, NA	01/15/2025	(15)
GBP	374	USD	476	Barclays Bank plc	01/15/2025	(8)
GBP	5,750	USD	7,309	Citibank, NA	01/15/2025	(111)
GBP	27,500	USD	34,730	Citibank, NA	01/15/2025	(306)
GBP	5,500	USD	6,976	Citibank, NA	01/15/2025	(91)
GBP	3,480	USD	4,420	Citibank, NA	01/15/2025	(64)
USD	1,191	TRY	43,458	Morgan Stanley & Co.	01/16/2025	(22)
USD	1,317	TRY	47,523	Morgan Stanley & Co.	01/16/2025	(9)
USD	3	INR	275	Citibank, NA*	01/17/2025	(—)	(h)
INR	400	USD	5	Citibank, NA*	01/17/2025	(—)	(h)
INR	358	USD	4	Citibank, NA*	01/17/2025	(—)	(h)
INR	402	USD	5	Citibank, NA*	01/17/2025	(—)	(h)
INR	397	USD	5	Citibank, NA*	01/17/2025	(—)	(h)
INR	401	USD	5	Citibank, NA*	01/17/2025	(—)	(h)
INR	401	USD	5	Citibank, NA*	01/17/2025	(—)	(h)
INR	302	USD	4	Citibank, NA*	01/17/2025	(—)	(h)
INR	402	USD	5	Citibank, NA*	01/17/2025	(—)	(h)
INR	961	USD	11	Citibank, NA*	01/17/2025	(—)	(h)
INR	402	USD	5	Citibank, NA*	01/17/2025	(—)	(h)
USD	– (h)	TRY	10	Citibank, NA	01/17/2025	(—)	(h)
USD	633	TRY	23,330	Barclays Bank plc	01/21/2025	(14)
BRL	36,795	USD	6,366	Citibank, NA*	02/04/2025	(446)
USD	1,028	TRY	38,357	Bank of America, NA	02/18/2025	(9)
USD	431	TRY	16,298	Citibank, NA	02/28/2025	(5)
USD	1,511	TRY	57,075	Morgan Stanley & Co.	02/28/2025	(17)
USD	35	TRY	1,335	Barclays Bank plc	03/03/2025	(2)

SEE NOTES TO FINANCIAL STATEMENTS.

276	SIX CIRCLES TRUST	DECEMBER 31, 2024

Forward foreign currency exchange contracts outstanding as of December 31, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	1,209	TRY	46,081	Barclays Bank plc	03/06/2025	(19)
USD	3,136	TRY	119,598	Barclays Bank plc	03/11/2025	(33)
USD	2,521	TRY	96,802	Bank of America, NA	03/19/2025	(25)
INR	176	USD	2	Citibank, NA*	03/21/2025	(—)	(h)
INR	149	USD	2	Citibank, NA*	03/21/2025	(—)	(h)
INR	349	USD	4	Citibank, NA*	03/21/2025	(—)	(h)
INR	149	USD	2	Citibank, NA*	03/21/2025	(—)	(h)
INR	348	USD	4	Citibank, NA*	03/21/2025	(—)	(h)
INR	147	USD	2	Citibank, NA*	03/21/2025	(—)	(h)
INR	269	USD	3	Citibank, NA*	03/21/2025	(—)	(h)
INR	150	USD	2	Citibank, NA*	03/21/2025	(—)	(h)
INR	345	USD	4	Citibank, NA*	03/21/2025	(—)	(h)
EGP	62,069	USD	1,156	Bank of America, NA*	05/14/2025	(2)

Total unrealized depreciation						(2,054)

Net unrealized appreciation (depreciation)						108,986

*	Non-deliverable forward.

Centrally Cleared Interest Rate Swap contracts outstanding as of December 31, 2024:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Brazil Cetip DI Interbank Deposite 1 Year	0.00% maturity	Receive	01/04/2027	BRL	69,400	—	306	306
Brazil Cetip DI Interbank Deposite 1 Year	0.00% maturity	Pay	01/04/2027	BRL	69,400	—	(1,342)	(1,342)
Brazil Cetip DI Interbank Deposite 1 Year	0.00% maturity	Pay	01/04/2027	BRL	45,000	—	(546)	(546)
Brazil Cetip DI Interbank Deposite 1 Year	0.00% maturity	Pay	01/04/2027	BRL	3,500	—	(43)	(43)
Brazil Cetip DI Interbank Deposite 1 Year	0.00% maturity	Receive	01/04/2027	BRL	50,600	—	675	675
Czech Interbank Offered Rates 6 Month	4.25% annually	Pay	04/18/2029	CZK	199,400	247	134	381
Czech Interbank Offered Rates 6 Month	3.53% annually	Pay	07/15/2029	CZK	426,900	34	(206)	(172)
Czech Interbank Offered Rates 6 Month	3.08% annually	Pay	10/03/2029	CZK	56,700	47	17	64
Czech Interbank Offered Rates 6 Month	3.49% annually	Pay	10/30/2029	CZK	222,300	(66)	(8)	(74)
EURIBOR 6 Month	2.82% annually	Receive	06/26/2029	EUR	24,900	803	193	996
EURIBOR 6 Month	2.50% annually	Pay	03/19/2030	EUR	39,200	(599)	65	(534)
EURIBOR 6 Month	2.50% annually	Pay	03/19/2035	EUR	1,461	56	(36)	20
EURIBOR 6 Month	2.25% annually	Receive	03/19/2055	EUR	6,105	(173)	33	(140)
SONIA Interest Rate Benchmark	4.00% annually	Pay	09/18/2029	GBP	23,850	356	(501)	(145)
United States SOFR	3.75% annually	Receive	06/20/2029	USD	25,300	74	416	490
United States SOFR	3.75% annually	Receive	12/18/2029	USD	43,600	1,082	(1,668)	(586)
United States SOFR	3.75% annually	Pay	12/18/2029	USD	21,100	46	(329)	(283)
United States SOFR	3.75% annually	Pay	06/20/2034	USD	4,100	— (h)	132	132
United States SOFR	3.75% annually	Pay	06/20/2034	USD	29,800	(311)	(649)	(960)
United States SOFR	3.75% annually	Receive	12/18/2034	USD	7,100	294	(483)	(189)
United States SOFR	3.75% annually	Receive	06/20/2039	USD	700	39	(6)	33
United States SOFR	3.50% annually	Pay	06/20/2054	USD	18,600	(374)	(1,198)	(1,572)
United States SOFR	3.50% annually	Receive	12/18/2054	USD	6,100	66	394	460
United States SOFR	3.50% annually	Receive	12/18/2054	USD	5,300	(163)	562	399

Total						1,458	(4,088)	(2,630)

(a)	Value of floating rate index as of December 31, 2024 was as follows:

FLOATING RATE INDEX
Brazil Cetip DI Interbank Deposite 1 Year	12.15%
Czech Interbank Offered Rates 6 Month	3.79%
EURIBOR 6 Month	2.57%
SONIA Interest Rate Benchmark	4.70%
United States SOFR	4.49%

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	277

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Credit Default Swaps contracts outstanding — sell protection (1) as of December 31, 2024:
REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)		VALUE($)
State of Israel, 2.88%, 03/16/2026	1.00	Quarterly	Citibank, NA	06/20/2025	0.53	USD	200	— (h)	—	(h)	— (h)
Saudi International Bond, 4.75%, 01/16/2030	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2025	0.22	USD	950	2	1		3
Adler Real Estate, 3.00%, 04/27/2026	5.00	Quarterly	Goldman Sachs	06/20/2026	3.90	EUR	100	(3)	5		2
CMA CGM SA, 7.50%, 01/15/2026	5.00	Quarterly	Goldman Sachs	06/20/2026	0.75	EUR	10	1	(—	)(h)	1
State of Israel, 2.88%, 03/16/2026	1.00	Quarterly	Citibank, NA	06/20/2027	0.74	USD	4,600	(26)	56		30
CMA CGM SA, 7.50%, 01/15/2026	5.00	Quarterly	Barclays Bank plc	06/20/2027	1.01	EUR	49	2	3		5
CMA CGM SA, 7.50%, 01/15/2026	5.00	Quarterly	Goldman Sachs	06/20/2027	1.01	EUR	70	2	5		7
Adler Real Estate AG, 2.13%, 02/06/2024	5.00	Quarterly	Bank of America, NA	12/20/2027	3.15	EUR	200	(50)	60		10
China Government International Bond, 7.50%, 10/28/2027	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2029	0.62	USD	1,100	20	(3)		17
Intrum AB, 4.88%, 08/15/2025	5.00	Quarterly	Goldman Sachs	06/20/2029	15.52	EUR	39	(9)	(2)		(11)
Intrum AB, 4.88%, 08/15/2025	5.00	Quarterly	Goldman Sachs	06/20/2029	15.52	EUR	59	(16)	(—	)(h)	(16)
Forvia SA, Reg. S, 3.13%, 06/15/2026	5.00	Quarterly	Goldman Sachs	06/20/2029	3.39	EUR	100	12	(5)		7
Forvia SA, Reg. S, 3.13%, 06/15/2026	5.00	Quarterly	Barclays Bank plc	06/20/2029	3.39	EUR	127	16	(7)		9
China Government International Bond, 7.50%, 10/28/2027	1.00	Quarterly	Morgan Stanley Capital Service	12/20/2029	0.66	USD	5,500	102	(17)		85
Saudi International Bond, 4.75%, 01/16/2030	1.00	Quarterly	Barclays Bank Plc Wholesale	12/20/2029	0.65	USD	13,100	256	(45)		211
China Government International Bond, 7.50%, 10/28/2027	1.00	Quarterly	Morgan Stanley Capital Service	12/20/2029	0.66	USD	1,100	20	(3)		17
Forvia SA, Reg. S, 3.13%, 06/15/2026	5.00	Quarterly	Goldman Sachs	12/20/2029	3.68	EUR	419	31	(6)		25
Saudi International Bond, 4.75%, 01/16/2030	1.00	Quarterly	Morgan Stanley Capital Service	12/20/2029	0.65	USD	8,300	160	(26)		134

Total								520	16		536

OTC Credit Default Swaps contracts outstanding — buy protection (2) as of December 31, 2024:
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Morocco Government International Bond, 3.00%, 12/15/2032	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2029	0.86	USD	2,700	—	(h)	(16)	(16)
United Mexican States, 4.14%, 03/28/2027	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2029	1.29	USD	3,400	25		13	38
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2029	1.94	USD	1,200	39		5	44
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Bank of America, NA	06/20/2029	1.94	USD	1,100	26		15	41
China Government International Bond, 7.50%, 10/28/2027	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2029	0.62	USD	1,100	(21)		4	(17)

SEE NOTES TO FINANCIAL STATEMENTS.

278	SIX CIRCLES TRUST	DECEMBER 31, 2024

OTC Credit Default Swaps contracts outstanding — buy protection (2) as of December 31, 2024:
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Matterhorn Telecom SA, Reg. S, 4.00%, 11/15/2027	5.00	Quarterly	Goldman Sachs	12/20/2029	2.26	EUR	226	(31)	2	(29)
Korea International Bond, 2.75%, 01/19/2027	1.00	Quarterly	Morgan Stanley Capital Service	12/20/2029	0.38	USD	750	(25)	4	(21)
Saudi Government International Bond, 4.00%, 04/17/2025	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2034	0.97	USD	8,500	(94)	72	(22)
Saudi Government International Bond, 4.00%, 04/17/2025	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2034	0.97	USD	5,200	(58)	45	(13)

Total								(139)	144	5

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (1) as of December 31, 2024:
REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
CDX.EM.40 12/28	1.00	Quarterly	12/20/2028	1.48	USD	2,200	(73)	36	(37)
CDX.NA.IG.41-V1	1.00	Quarterly	12/20/2028	0.39	USD	820	8	11	19
CDX.EM HY.40 12/28	1.00	Quarterly	12/20/2028	2.39	USD	15,600	(1,416)	665	(751)
CDX.NA.HY.42 06/29	5.00	Quarterly	06/20/2029	2.89	USD	25,470	1,498	576	2,074
CDX.EM.41 06/29	1.00	Quarterly	06/20/2029	1.61	USD	700	(27)	10	(17)
CDX.NA.IG.42-V1	1.00	Quarterly	06/20/2029	0.45	USD	8,726	181	18	199
CDX.EM.42 12/29	1.00	Quarterly	12/20/2029	1.73	USD	2,100	(54)	(11)	(65)
ITRX EUR XOVER 12/29	5.00	Quarterly	12/20/2029	3.12	EUR	1,016	95	(11)	84
ITRX EUR XOVER 12/29	5.00	Quarterly	12/20/2029	3.12	EUR	1,100	104	(12)	92
CDX.NA.HY.43 12/29	5.00	Quarterly	12/20/2029	3.12	USD	225,500	17,144	586	17,730
CDX.NA.HY.43 12/29	5.00	Quarterly	12/20/2029	3.12	USD	36,075	2,898	(62)	2,836
CDX.EM HY.42 12/29	1.00	Quarterly	12/20/2029	2.72	USD	25,000	(1,912)	131	(1,781)
ITRX EUR XOVER 12/29	5.00	Quarterly	12/20/2029	3.12	EUR	18,000	1,584	(90)	1,494
ITRX EUR XOVER 12/29	5.00	Quarterly	12/20/2029	3.12	EUR	55,000	5,018	(453)	4,565
ITRX EUR XOVER 12/29	5.00	Quarterly	12/20/2029	3.12	EUR	19,450	1,740	(125)	1,615
ITRX EUR XOVER 12/29	5.00	Quarterly	12/20/2029	3.12	EUR	13,990	1,266	(105)	1,161
ITRX EUR XOVER 12/29	5.00	Quarterly	12/20/2029	3.12	EUR	13,978	1,123	37	1,160

Total							29,177	1,201	30,378

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(3)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	279

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024

CDX	— Credit Default Swap Index
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment in Kind
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of December 31, 2024.
(a)	— Non-income producing security.
(c)	— All or a portion of this security is held by a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(n)	— The rate shown is the effective yield as of December 31, 2024.
(o)	— Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(u)	— All or a portion of the security is unsettled as of December 31, 2024. Unless otherwise indicated, the coupon rate is undetermined.

(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2024.

(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of December 31, 2024.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2024
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(ee)	— Approximately $13,369 of these investments are restricted as collateral for swaps to various brokers.
(ff)	— Approximately $2,427 of these investments are restricted as collateral for futures to Citigroup Global Markets, Inc.
(ii)	— Approximately $62 of these investments are restricted as collateral for forwards to Morgan Stanley & Co. International PLC.
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PYG	— Paraguayan Guarani
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

SEE NOTES TO FINANCIAL STATEMENTS.

280	SIX CIRCLES TRUST	DECEMBER 31, 2024

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — 127.2%
Asset-Backed Securities — 9.0%
522 Funding CLO 2020-6 Ltd., (Cayman Islands), Series 2020-6A, Class A1R2, (CME Term SOFR 3 Month + 1.20%), 5.76%, 10/23/2034 (e) (aa)		3,200	3,200
American Heritage Auto Receivables Trust, Series 2024-1A, Class A2, 4.83%, 03/15/2028 (e)		2,900	2,905
AMMC CLO 24 Ltd., (Cayman Islands), Series 2021-24A, Class AR, (CME Term SOFR 3 Month + 1.20%), 5.76%, 01/20/2035 (e) (aa)		3,200	3,196
Anchorage Capital Clo 20 Ltd., (Cayman Islands), Series 2021-20A, Class A1R, (CME Term SOFR 3 Month + 1.10%), 5.47%, 01/20/2035 (e) (aa)		3,300	3,296
Arbour CLO VII DAC, Series 7A, Class BR, 5.00%, 12/15/2038 (e)	EUR	1,000	1,037
Ares XXVII CLO Ltd., (Cayman Islands), Series 2013-2A, Class AR3, (CME Term SOFR 3 Month + 1.15%), 5.70%, 10/28/2034 (e) (aa)		3,100	3,108
Bain Capital Credit CLO 2021-3 Ltd., (Cayman Islands), Series 2021-3A, Class AR, Zero Coupon, 07/24/2034 (e) (w) (aa)		1,500	1,500
Bain Capital Credit CLO 2021-5 Ltd., (Cayman Islands), Series 2021-5A, Class A1R, (CME Term SOFR 3 Month + 1.15%), 5.67%, 10/23/2034 (e) (aa)		3,000	3,005
BBAM European CLO I DAC, Series 1A, Class AR, 4.56%, 07/22/2034 (e)	EUR	250	258
Canyon CLO 2020-1 Ltd., (Cayman Islands), Series 2020-1A, Class AR2, (CME Term SOFR 3 Month + 1.08%), 5.51%, 07/15/2034 (e) (aa)		3,200	3,200
Carvana Auto Receivables Trust,
Series 2024-N3, Class A2, 4.84%, 12/10/2027 (e)		240	240
Series 2024-N3, Class A3, 4.53%, 01/10/2029 (e)		240	239
Series 2024-N3, Class B, 4.67%, 12/10/2030 (e)		240	238
Series 2024-N3, Class C, 4.90%, 12/10/2030 (e)		240	237
Series 2024-P4, Class A2, 4.62%, 02/10/2028		1,600	1,601
Series 2024-P4, Class A3, 4.64%, 01/10/2030		1,600	1,596
Series 2024-P4, Class A4, 4.74%, 12/10/2030		1,600	1,591
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A3, (CME Term SOFR 1 Month + 0.71%), 5.05%, 10/25/2036 (aa)		3,003	1,740

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Asset-Backed Securities — continued
CQS US CLO 2021-1 Ltd., (Cayman Islands), Series 2021-1A, Class AR, (CME Term SOFR 3 Month + 1.20%), 5.82%, 01/20/2035 (e) (aa)		3,200	3,205
Dryden Euro CLO, Series 2020-74A, Class A, 4.67%, 04/18/2033 (e)	EUR	250	258
Finance of America HECM Buyout, Series 2024-HB1, Class A1A, 4.00%, 10/01/2034 (e) (z)		278	275
Flagship Credit Auto Trust, Series 2024-3, Class A, 4.88%, 11/15/2028 (e)		2,104	2,108
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2B, (CME Term SOFR 1 Month + 0.41%), 4.75%, 08/25/2036 (aa)		7,882	3,311
GM Financial Automobile Leasing Trust, Series 2024-3, Class A2A, 4.29%, 01/20/2027		120	120
Greywolf CLO III Ltd., (Cayman Islands),
Series 2020-3RA, Class A1R2, (CME Term SOFR 3 Month + 1.23%), 6.18%, 04/22/2033 (e) (aa)		500	502
Series 2020-3RA, Class A2R2, (CME Term SOFR 3 Month + 1.85%), 6.74%, 04/22/2033 (e) (aa)		500	499
ICG US Clo Ltd., (Cayman Islands), Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.15%), 5.53%, 10/20/2034 (e) (aa)		3,300	3,301
LCM Ltd., (Cayman Islands), Series 31A, Class AR, (CME Term SOFR 3 Month + 1.28%), 5.90%, 07/20/2034 (e) (aa)		250	251
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/2064 (e)		3,096	3,014
Mountain View Clo XIV Ltd., (Cayman Islands), Series 2019-1A, Class A1R, (CME Term SOFR 3 Month + 1.16%), 6.08%, 10/15/2034 (e) (aa)		3,200	3,203
OFSI BSL X Ltd., (Cayman Islands), Series 2021-10A, Class AR, (CME Term SOFR 3 Month + 1.27%), 5.82%, 04/20/2034 (e) (aa)		3,000	3,000
Pagaya AI Debt Grantor Trust,
Series 2024-10, Class A, 5.18%, 06/15/2032 (e)		1,500	1,501
Series 2024-10, Class B, 5.75%, 06/15/2032 (e)		1,500	1,500
Series 2024-10, Class C, 5.99%, 06/15/2032 (e)		1,600	1,600
Series 2024-11, Class A, 5.09%, 07/15/2032 (e)		2,200	2,201
Series 2024-11, Class B, 5.64%, 07/15/2032 (e)		500	501
Series 2024-11, Class C, 5.87%, 07/15/2032 (e)		500	500

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	281

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Asset-Backed Securities — continued
PK ALIFT Loan Funding 4 LP, (Cayman Islands), Series 2024-2, Class A, 5.05%, 10/15/2039 (e)		240	235
PRET LLC,
Series 2021-NPL5, Class A1, SUB, 5.49%, 10/25/2051 (e)		1,770	1,770
Series 2022-RN1, Class A1, SUB, 3.72%, 07/25/2051 (e)		352	351
Series 2022-RN2, Class A1, SUB, 5.00%, 06/25/2052 (e)		393	392
Providus CLO II DAC, Series 2A, Class ARR, 4.34%, 10/15/2038 (e)	EUR	250	259
Trinitas CLO XIX Ltd., (Bermuda), Series 2022-19A, Class A1R, (CME Term SOFR 3 Month + 1.11%), 5.47%, 10/20/2033 (e) (aa)		3,200	3,201
Venture 44 CLO Ltd., (Cayman Islands), Series 2021-44A, Class A1NR, Zero Coupon, 10/20/2034 (e) (aa)		3,200	3,200

Total Asset-Backed Securities (Cost $72,747)			72,445

Collateralized Mortgage Obligations — 21.3%
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00%, 10/25/2054 (e) (z)		2,077	2,013
EFMT, Series 2024-CES1, Class A1, SUB, 5.52%, 01/26/2060 (e)		6,400	6,401
FHLMC REMICS,
Series 4136, Class QS, IF, IO, (6.14% - United States 30 Day Average SOFR), 1.54%, 07/15/2042 (aa)		891	72
Series 5010, Class IK, IO, 2.50%, 09/25/2050		61	9
Series 5010, Class JI, IO, 2.50%, 09/25/2050		221	36
Series 5013, Class IN, IO, 2.50%, 09/25/2050		76	13
Series 5018, Class IO, IO, 3.50%, 10/25/2050		7,243	1,264
Series 5038, Class MI, IO, 4.00%, 11/25/2050		4,627	975
Series 5040, Class CI, IO, 4.00%, 11/25/2050		7,138	1,536
Series 5059, Class IB, IO, 2.50%, 01/25/2051		698	117
Series 5069, Class MI, IO, 2.50%, 02/25/2051		548	81
Series 5070, Class CI, IO, 2.00%, 02/25/2051		70,198	9,051
Series 5071, Class IH, IO, 2.50%, 02/25/2051		606	82
Series 5152, Class IC, IO, 3.00%, 10/25/2051		16,122	2,806

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Series 5196, Class DI, IO, 3.00%, 02/25/2052	18,018	3,188
Series 5229, Class KI, IO, 4.50%, 08/25/2049	2,617	485
Series 5273, Class FA, (United States 30 Day Average SOFR + 1.25%), 5.82%, 11/25/2052 (aa)	1,630	1,602
Series 5274, Class IO, IO, 2.50%, 01/25/2051	616	102
Series 5426, Class BI, IO, 1.13%, 04/15/2049 (z)	41,333	1,673
Series 5471, Class FH, (United States 30 Day Average SOFR + 1.30%), 5.87%, 11/25/2054 (aa)	14,647	14,676
Series 5479, Class FA, (United States 30 Day Average SOFR + 1.20%), 5.77%, 12/25/2054 (aa)	14,557	14,614
FHLMC Strips,
Series 358, Class PO, PO, Zero Coupon, 10/15/2047	1,248	910
Series 362, Class C4, IO, 3.00%, 12/15/2047	8,633	1,439
FNMA Interest Strip,
Series 427, Class C21, IO, 2.00%, 03/25/2050	1,546	194
Series 428, Class C14, IO, 2.50%, 01/25/2048	823	90
Series 440, Class C50, IO, 4.50%, 10/25/2053	5,627	1,338
FNMA REMICS,
Series 2014-2, Class PO, PO, Zero Coupon, 01/25/2041	1,921	1,399
Series 2020-89, Class DI, IO, 2.50%, 12/25/2050	1,572	247
Series 2020-89, Class IG, IO, 3.00%, 12/25/2050	9,315	1,595
Series 2021-3, Class NI, IO, 2.50%, 02/25/2051	673	103
Series 2022-78, Class FC, (United States 30 Day Average SOFR + 1.25%), 5.82%, 11/25/2052 (aa)	2,611	2,574
Series 2023-2, Class DI, IO, 2.00%, 05/25/2051	89,893	12,024
Series 2024-18, Class IO, IO, 4.00%, 11/25/2049	1,388	250
Series 2024-67, Class FA, (United States 30 Day Average SOFR + 1.17%), 5.74%, 09/25/2054 (aa)	13,863	13,815
Series 2024-100, Class FB, (United States 30 Day Average SOFR + 1.35%), 5.98%, 01/25/2055 (aa) (cc)	28,300	28,647
Series 2024-100, Class FD, (United States 30 Day Average SOFR + 1.45%), 6.05%, 06/25/2054 (aa) (cc)	20,600	20,815

SEE NOTES TO FINANCIAL STATEMENTS.

282	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
GNMA,
Series 2016-H24, Class KF, (CME Term SOFR 1 Year + 0.97%), 4.78%, 11/20/2066 (aa)	316	315
Series 2017-H16, Class F, (CME Term SOFR 1 Year + 0.77%), 5.82%, 08/20/2067 (aa)	215	215
Series 2018-H09, Class FA, (CME Term SOFR 1 Year + 1.22%), 6.47%, 04/20/2068 (aa)	463	468
Series 2021-H05, Class AF, (United States 30 Day Average SOFR + 1.50%), 6.10%, 03/20/2071 (aa)	994	1,007
Series 2022-H11, Class FE, (United States 30 Day Average SOFR + 0.78%), 5.38%, 05/20/2072 (aa)	906	908
Series 2022-H16, Class FB, (United States 30 Day Average SOFR + 0.90%), 5.50%, 08/20/2072 (aa)	942	950
Merrill Lynch Alternative Note Asset Trust Series, Series 2007-OAR5, Class 1A1, 3.83%, 10/25/2047 (z)	2,517	704
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A6S, SUB, 6.20%, 02/25/2047	82	28
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-NQM3, Class A1, 5.04%, 07/25/2069 (e) (z)	230	227
Series 2024-RPL1, Class A1, SUB, 4.00%, 06/25/2064	3,202	3,068
PRET LLC, Series 2024-NPL8, Class A1, SUB, 5.96%, 11/25/2054 (e)	3,177	3,184
PRPM, Series 2024-NQM3, Class A1, SUB, 5.23%, 08/25/2069 (e)	117	116
PRPM LLC,
Series 2024-6, Class A1, SUB, 5.70%, 11/25/2029 (e)	1,852	1,852
Series 2024-7, Class A1, SUB, 5.87%, 11/25/2029 (e)	3,085	3,093
Series 2024-RPL3, Class A1, SUB, 4.00%, 11/25/2054 (e)	3,256	3,131
RALI Series Trust, Series 2007-QS1, Class 1A5, (CME Term SOFR 1 Month + 0.66%), 5.00%, 01/25/2037 (aa)	2,170	1,600
RCKT Mortgage Trust, Series 2024-CES7, Class A1A, SUB, 5.16%, 10/25/2044 (e)	116	115
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, 4.52%, 11/25/2063 (e) (z)	3,349	3,286
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00%, 10/25/2057 (e) (z)	2,000	1,870

Total Collateralized Mortgage Obligations (Cost $172,029)		172,373

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 4.5%
Basic Materials — 0.0% (g)
Chemicals — 0.0% (g)
PMHC II, Inc., 9.00%, 02/15/2030 (e)	220	202

Mining — 0.0% (g)
Arsenal AIC Parent LLC, 11.50%, 10/01/2031 (e)	165	185

Total Basic Materials		387

Communications — 0.3%
Advertising — 0.0% (g)
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030 (e)	90	93

Media — 0.2%
CSC Holdings LLC,
11.25%, 05/15/2028 (e)	275	271
11.75%, 01/31/2029 (e)	370	366
Univision Communications, Inc., 8.00%, 08/15/2028 (e)	540	550

		1,187

Telecommunications — 0.1%
Level 3 Financing, Inc.,
4.63%, 09/15/2027 (e)	20	18
10.00%, 10/15/2032 (e)	445	445
10.75%, 12/15/2030 (e)	225	251
11.00%, 11/15/2029 (e)	360	405

		1,119

Total Communications		2,399

Consumer Cyclical — 0.5%
Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC, (United States SOFR + 2.95%), 7.39%, 03/06/2026 (aa)	700	713
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, (CME Term SOFR 6 Month + 6.05%), 10.50%, 10/15/2026 (e) (aa)	1,970	1,974

		2,687

Leisure Time — 0.1%
NCL Corp. Ltd., (Bermuda),
8.13%, 01/15/2029 (e)	170	179
8.38%, 02/01/2028 (e)	155	162
Sabre GLBL, Inc., 10.75%, 11/15/2029 (e)	267	276

		617

Retail — 0.1%
eG Global Finance plc, (United Kingdom), 12.00%, 11/30/2028 (e)	305	341

Total Consumer Cyclical		3,645

Consumer Non-cyclical — 0.4%
Commercial Services — 0.1%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (e)	180	184

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	283

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services — continued
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 07/15/2027 (e)	365	367
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/2031 (e)	200	210
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (e)	210	195

		956

Healthcare — Products — 0.0% (g)
Bausch & Lomb Escrow Corp., (Canada), 8.38%, 10/01/2028 (e)	300	311

Healthcare — Services — 0.3%
CHS/Community Health Systems, Inc.,
8.00%, 12/15/2027 (e)	180	180
10.88%, 01/15/2032 (e)	580	598
LifePoint Health, Inc.,
10.00%, 06/01/2032 (e)	180	183
11.00%, 10/15/2030 (e)	870	955

		1,916

Total Consumer Non-cyclical		3,183

Energy — 0.1%
Oil & Gas — 0.0% (g)
Seadrill Finance Ltd., (Bermuda), 8.38%, 08/01/2030 (e)	200	204

Pipelines — 0.1%
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (e)	130	132
Venture Global LNG, Inc.,
(CMT Index 5 Year + 5.44%), 9.00%, 9/30/2029 (e) (x) (aa)	205	214
9.50%, 02/01/2029 (e)	200	221

		567

Total Energy		771

Financial — 0.4%
Diversified Financial Services — 0.1%
Hightower Holding LLC, 9.13%, 01/31/2030 (e)	385	406
Navient Corp., 9.38%, 07/25/2030	165	176

		582

Insurance — 0.3%
Acrisure LLC / Acrisure Finance, Inc.,
8.25%, 02/01/2029 (e)	205	212
8.50%, 06/15/2029 (e)	300	313
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
6.75%, 10/15/2027 (e)	205	203
6.75%, 04/15/2028 (e)	90	90
AssuredPartners, Inc., 5.63%, 01/15/2029 (e)	275	278

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
HUB International Ltd.,
7.25%, 06/15/2030 (e)	385	395
7.38%, 01/31/2032 (e)	350	355
Jones Deslauriers Insurance Management, Inc., (Canada),
8.50%, 03/15/2030 (e)	520	547
10.50%, 12/15/2030 (e)	200	216
USI, Inc., 7.50%, 01/15/2032 (e)	80	83

		2,692

Total Financial		3,274

Industrial — 0.0% (g)
Aerospace/Defense — 0.0% (g)
TransDigm, Inc., 6.75%, 08/15/2028 (e)	145	146

Mortgage Securities — 2.4%
UMBS Collateral — 2.4%
FNMA Pool,
5.03%, 11/01/2032 (bb) (cc)	12,231	12,330
5.17%, 01/01/2030 (bb) (cc)	1,000	1,012
5.21%, 04/01/2029 (bb) (cc)	2,291	2,316
5.21%, 01/01/2032 (bb) (cc)	1,439	1,459
5.24%, 01/01/2030 (bb) (cc)	1,913	1,942

Total Mortgage Securities		19,059

Technology — 0.3%
Software — 0.3%
Cloud Software Group, Inc.,
8.25%, 06/30/2032 (e)	320	330
9.00%, 09/30/2029 (e)	1,506	1,529
Dye & Durham Ltd., (Canada), 8.63%, 04/15/2029 (e)	195	205
UKG, Inc., 6.88%, 02/01/2031 (e)	95	96

Total Technology		2,160

Utilities — 0.1%
Electric — 0.1%
Talen Energy Supply LLC, 8.63%, 06/01/2030 (e)	250	267
Vistra Corp.,
(CMT Index 5 Year + 6.93%), 8.00%, 10/15/2026 (e) (x) (aa)	110	112
Series C, (CMT Index 5 Year + 5.05%), 8.88%, 1/15/2029 (e) (x) (aa)	625	667
Vistra Operations Co. LLC, 5.13%, 05/13/2025 (e)	35	35

Total Utilities		1,081

Total Corporate Bonds (Cost $36,159)		36,105

Mortgage-Backed Securities — 29.5%
FHLMC Pool, Single Family, 30 years,
5.00%, 07/01/2053	1,726	1,671
6.00%, 07/01/2054	6,000	6,058
6.50%, 02/01/2054	800	817
7.00%, 12/01/2054	179	186

SEE NOTES TO FINANCIAL STATEMENTS.

284	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.50%, 01/01/2055 (w)	300	244
TBA, 4.00%, 02/01/2055 (w)	22,750	20,791
TBA, 4.50%, 02/01/2055 (w)	4,200	3,947
TBA, 5.50%, 02/01/2055 (w)	22,000	21,687
TBA, 6.00%, 02/01/2055 (w)	44,500	44,687
TBA, 6.50%, 02/01/2055 (w)	54,500	55,620
FNMA Pool,
4.30%, 12/01/2029	5,011	4,908
5.08%, 10/01/2032	357	360
FNMA Pool, Single Family, 30 years,
5.00%, 11/01/2052	1,899	1,837
5.00%, 12/01/2054	5,353	5,179
6.50%, 11/01/2053	460	471
6.50%, 12/01/2053	18,579	18,982
6.50%, 01/01/2054	759	775
6.50%, 02/01/2054	1,629	1,665
6.50%, 05/01/2054	488	499
7.00%, 11/01/2053	45	47
7.00%, 01/01/2054	15,598	16,168
7.00%, 02/01/2054	1,676	1,738
GNMA, Single Family, 30 years,
TBA, 3.00%, 01/01/2055 (w)	3,030	2,625
TBA, 3.00%, 02/01/2055 (w)	3,220	2,790
TBA, 4.00%, 02/01/2055 (w)	5,000	4,604
TBA, 4.50%, 01/01/2055 (w)	5,250	4,963
TBA, 4.50%, 02/01/2055 (w)	10,000	9,453
TBA, 5.00%, 02/01/2055 (w)	5,000	4,850
TBA, 5.50%, 02/01/2055 (w)	1,000	991
TBA, 6.00%, 02/01/2055 (w)	1,000	1,005

Total Mortgage-Backed Securities (Cost $239,817)		239,618

Loan Assignments — 19.9% (o)
Basic Materials — 0.3%
Chemicals — 0.2%
Nouryon Finance BV, November 2024 B-2 Dollar Term Loan, (Netherlands), (CME Term SOFR 3 Month + 3.25%), 7.66%, 04/03/2028 (u) (aa)	350	353
PMHC II, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.25%), 9.06%, 04/23/2029 (u) (aa)	1,002	987
W. R. Grace Holdings LLC, Initial Term Loan, (CME Term SOFR 3 Month + 3.25%), 7.58%, 09/22/2028 (aa)	459	462

		1,802

Mining — 0.1%
Arsenal AIC Parent LLC, 2024-A Refinancing Term B Loan, (CME Term SOFR 1 Month + 3.25%), 7.61%, 08/18/2030 (u) (aa)	1,107	1,115

Total Basic Materials		2,917

Communications — 1.8%
Advertising — 0.3%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.00%), 8.47%, 08/21/2028 (aa)	480	482

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Advertising — continued
CMG Media Corp., Term B-2 Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 7.93%, 06/18/2029 (aa)	628	561
Neptune BidCo US, Inc., Dollar Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 9.76%, 04/11/2029 (aa)	1,365	1,222

		2,265

Internet — 0.5%
Arches Buyer, Inc., Refinancing Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.71%, 12/06/2027 (u) (aa)	565	551
Barracuda Parent LLC, Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.50%), 9.09%, 08/15/2029 (u) (aa)	379	350
CNT Holdings I Corp., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 8.09%, 11/08/2027 (aa)	883	888
MH Sub I LLC, 2021 Replacement Term Loan (Second Lien), (CME Term SOFR 1 Month + 6.25%), 10.61%, 02/23/2029 (aa)	830	820
MH Sub I LLC, 2023 May Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 8.61%, 05/03/2028 (u) (aa)	870	870
MH SUB I LLC, Term Loan B4, (CME Term SOFR 1 Month + 4.25%), 8.61%, 12/11/2031 (u) (aa)	370	366

		3,845

Media — 0.2%
CSC Holdings LLC, 2022 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.90%, 01/18/2028 (u) (aa)	640	627
CSC Holdings LLC, September 2019 Initial Term Loan, (CME Term SOFR 1 Month + 2.50%), 7.17%, 04/15/2027 (u) (aa)	300	276
DIRECTV Financing LLC, Closing Date Term Loan, (CME Term SOFR 3 Month + 5.00%), 9.85%, 08/02/2027 (aa)	205	206
Radiate Holdco LLC, Amendment No. 6 Term B Loan, (CME Term SOFR 1 Month + 3.25%), 7.72%, 09/25/2026 (aa)	519	452

		1,561

Telecommunications — 0.8%
Connect Finco Sarl, Amendment No. 4 Term Loan, (Luxembourg), (CME Term SOFR 1 Month + 4.50%), 8.86%, 09/27/2029 (aa)	394	344
Crown Subsea Communications Holding, Inc., 2024 Term Loan, (CME Term SOFR 1 Month + 4.00%), 8.57%, 04/27/2028 (aa)	379	384

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	285

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Telecommunications — continued
Delta Topco, Inc., Second Amendment Refinancing Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.25%), 9.95%, 11/29/2030 (aa)	1,220	1,236
Delta Topco, Inc., Second Amendment Term Loan (First Lien), (CME Term SOFR 6 Month + 3.50%), 8.20%, 11/30/2029 (u) (aa)	823	829
Frontier Communications Holdings LLC, 2024 Refinancing Term Loan, (CME Term SOFR 6 Month + 3.50%), 8.76%, 07/01/2031 (u) (aa)	823	832
Iridium Communications, Inc., Term B-4 Loan, (CME Term SOFR 1 Month + 2.25%), 6.61%, 09/20/2030 (aa)	469	466
Level 3 Financing, Inc., Term B-1, (CME Term SOFR 1 Month + 6.56%), 10.92%, 04/15/2029 (u) (aa)	880	896
Level 3 Financing, Inc., Term B-2, (CME Term SOFR 1 Month + 6.56%), 10.92%, 04/15/2030 (u) (aa)	500	509
Lumen Technologies, Inc., Term A Loan, (CME Term SOFR 1 Month + 6.00%), 10.36%, 06/01/2028 (u) (aa)	380	380
Lumen Technologies, Inc., Term B-1 Loan, (CME Term SOFR 1 Month + 2.35%), 6.82%, 04/15/2029 (aa)	204	192
QualityTech LP, Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.83%, 11/04/2031 (aa)	350	351
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.47%, 03/09/2027 (u) (aa)	365	341

		6,760

Total Communications		14,431

Consumer Cyclical — 2.4%
Airlines — 0.5%
AAdvantage Loyalty IP Ltd., Initial Term Loan, (CME Term SOFR 3 Month + 4.75%), 9.63%, 04/20/2028 (aa)	2,861	2,933
BCPE Pequod Buyer, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.86%, 11/25/2031 (u) (aa)	1,035	1,042
SkyMiles IP Ltd., Initial Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 3.75%), 8.37%, 10/20/2027 (u) (aa)	215	219

		4,194

Apparel — 0.0% (g)
ABG Intermediate Holdings 2 LLC, 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 2.75%), 6.59%, 12/21/2028 (u) (aa)	240	241

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Auto Parts & Equipment — 0.1%
Tenneco, Inc., Term A Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 9.37%, 11/17/2028 (aa)	269	259
Tenneco, Inc., Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 9.62%, 11/17/2028 (aa)	460	446

		705

Entertainment — 1.1%
AMC Entertainment Holdings, Inc., Term Loan, (CME Term SOFR 1 Month + 7.00%), 11.36%, 01/04/2029 (u) (aa)	529	537
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, (CME Term SOFR 1 Month + 2.25%), 6.61%, 02/06/2030 (aa)	561	561
Caesars Entertainment, Inc., Incremental Term B-1 Loan, (CME Term SOFR 1 Month + 2.25%), 6.61%, 02/06/2031 (aa)	738	738
Cinemark USA, Inc., Replacement Term Loan, (CME Term SOFR 3 Month + 2.75%), 7.10%, 05/24/2030 (u) (aa)	234	236
Crown Finance US, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.25%), 9.80%, 12/02/2031 (aa)	730	729
Formula One Management Ltd., Facility B, (United Kingdom), (CME Term SOFR 3 Month + 2.00%), 6.33%, 09/30/2031 (u) (aa)	765	766
Formula One Management Ltd., Incremental Term Facility, (United Kingdom), 09/10/2031 (u) (aa)	140	140
Great Canadian Gaming Corp., 2024 Refinancing Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 4.75%), 9.09%, 11/01/2029 (aa)	450	449
Light and Wonder International, Inc., Term B-2 Loan, (CME Term SOFR 1 Month + 2.25%), 6.63%, 04/15/2029 (u) (aa)	279	280
Motion Acquisition Ltd., Facility B (USD) Loan, (United Kingdom), (CME Term SOFR 3 Month + 3.50%), 7.83%, 11/12/2029 (aa)	479	473
Ontario Gaming GTA LP, Term B Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 4.25%), 8.58%, 08/01/2030 (aa)	753	754
UFC Holdings LLC, Incremental Term B-4 Loan (First Lien), (CME Term SOFR 3 Month + 2.25%), 6.77%, 11/21/2031 (aa)	2,478	2,489
William Morris Endeavor Entertainment LLC, Term B-1 Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 7.22%, 05/18/2025 (aa)	274	275

		8,427

SEE NOTES TO FINANCIAL STATEMENTS.

286	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Loan Assignments — continued
Lodging — 0.1%
HRNI Holdings LLC, Term B Loan, (CME Term SOFR 1 Month + 4.25%), 8.71%, 12/11/2028 (aa)		984	980

Retail — 0.6%
BCPE Grill Parent, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 4.75%), 9.11%, 09/30/2030 (aa)		284	278
CD&R Firefly Bidco Ltd., Facility B4-B, (United Kingdom), (EURIBOR 3 Month + 4.00%), 7.06%, 06/21/2028 (u)	EUR	65	68
CD&R Firefly Bidco plc, Facility B9, (United Kingdom), (EURIBOR 3 Month + 3.75%), 6.80%, 04/29/2029 (u)	EUR	270	281
Dave & Buster’s, Inc., 2024 Refinancing Term B Loan, (CME Term SOFR 1 Month + 3.25%), 7.81%, 06/29/2029 (aa)		143	140
EG Finco Ltd., TLB, (United Kingdom), (CME Term SOFR 1 Month + 4.25%), 8.61%, 02/07/2028 (u) (aa)		973	980
Insulet Corp., 2024-A Incremental Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.86%, 08/04/2031 (aa)		314	315
IRB Holding Corp., 2024 Second Replacement Term B Loan, (CME Term SOFR 1 Month + 2.50%), 6.86%, 12/15/2027 (u) (aa)		2,035	2,035
Sabre GLBL, Inc., New Exchanged TL November 2024, (CME Term SOFR 1 Month + 6.00%), 10.46%, 11/15/2029 (u) (aa)		130	129
Victra Holdings LLC, Third Amendment Incremental Term Loan, (CME Term SOFR 1 Month + 5.25%), 9.61%, 03/31/2029 (aa)		222	225

			4,451

Total Consumer Cyclical			18,998

Consumer Non-cyclical — 3.1%
Beverages — 0.1%
Triton Water Holdings, Inc., 2024 Incremental Term Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 8.33%, 03/31/2028 (aa)		145	146
Triton Water Holdings, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.84%, 03/31/2028 (aa)		274	276

			422

Commercial Services — 1.2%
AG Group Holdings, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 4.25%), 8.61%, 12/29/2028 (aa)		170	171
Albion Financing 3 S.a.r.l., 2024 Amended U.S. Dollar Term Loan, (Luxembourg), (CME Term SOFR 3 Month + 4.25%), 9.10%, 08/16/2029 (aa)		913	920

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Services — continued
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.21%, 05/12/2028 (aa) (u)	1,451	1,454
Anticimex Global AB, Facility B1, (Sweden), (SOFR 3 Month + 3.15%), 7.72%, 11/16/2028 (u)	448	450
Anticimex Global AB, Facility B6, (Sweden), (CME Term SOFR 3 Month + 3.40%), 7.97%, 11/16/2028 (aa) (u)	35	35
Bach Finance Ltd., Dollar Term B-2 Loan, (Cayman Islands), (CME Term SOFR 3 Month + 3.75%), 8.26%, 02/26/2031 (aa) (u)	274	276
Belron Finance 2019 LLC, 2031 Dollar Incremental Term Loan, (CME Term SOFR 3 Month + 2.75%), 7.27%, 10/16/2031 (aa)	1,406	1,418
Boost Newco Borrower LLC, USD Term B-1 Loan, (CME Term SOFR 3 Month + 2.50%), 6.83%, 01/31/2031 (aa)	2,364	2,373
Conservice Midco LLC, Ninth Amendment Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 7.86%, 05/13/2027 (aa)	145	146
Homeserve USA Holding Corp., Amendment No.1 Refinancing Term Loan, (CME Term SOFR 1 Month + 2.00%), 6.37%, 10/21/2030 (aa) (u)	294	294
Mavis Tire Express Services Topco Corp., 2024-2 Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 7.86%, 05/04/2028 (aa)	643	647
Sabre Financial Borrower LLC, Term Loan, 9.93%, 12/15/2028 (u)	258	272
Soliant Lower Intermediate LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.11%, 07/18/2031 (aa)	295	292
Wand Newco 3, Inc., Tranche B-1 Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 7.61%, 01/30/2031 (aa)	881	884

		9,632

Cosmetics/Personal Care — 0.0% (g)
Hunter Douglas Holding BV, Tranche B-1 Term Loan, (Netherlands), (CME Term SOFR 3 Month + 3.50%), 8.02%, 02/26/2029 (aa)	294	293

Food — 0.2%
1440 Foods Topco LLC, Cov-Lite TLB, (CME Term SOFR 1 Month + 5.00%), 9.36%, 11/05/2031 (aa)	235	224
Chobani LLC, 2020 New Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.72%, 10/25/2027 (aa)	145	146
Chobani LLC, 2023 Additional Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.11%, 10/25/2027 (aa)	404	407

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	287

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Food — continued
Primary Products Finance LLC, TLB, (CME Term SOFR 1 Month + 3.25%), 7.85%, 04/01/2029 (aa)	424	424
Simply Good Foods USA, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.96%, 03/17/2027 (aa)	353	355

		1,556

Healthcare — Products — 0.6%
Auris Luxembourg III S.a.r.l., Facility B6, (Luxembourg), (CME Term SOFR 6 Month + 3.75%), 8.18%, 02/28/2029 (aa) (u)	529	535
Bausch + Lomb Corp., Initial Term Loan, (Canada), (CME Term SOFR 1 Month + 3.25%), 7.69%, 05/10/2027 (aa)	329	330
Medline Borrower LP, Third Amendment Incremental Term Loan, (CME Term SOFR 1 Month + 2.25%), 6.61%, 10/23/2028 (aa)	3,554	3,564

		4,429

Healthcare — Services — 0.9%
eResearchTechnology, Inc., Tranche B-1 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.00%), 8.36%, 02/04/2027 (aa) (u)	743	747
Heartland Dental LLC, 2024 New Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.86%, 04/28/2028 (aa)	953	953
LifePoint Health, Inc., 2024-1 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 8.66%, 05/17/2031 (aa)	1,150	1,153
LifePoint Health, Inc., 2024-2 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 7.96%, 05/17/2031 (aa)	1,436	1,438
MED ParentCo LP, Ninth Amendment Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 7.86%, 04/15/2031 (aa)	294	296
Parexel International, Inc., Fifth Amendment Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.36%, 11/15/2028 (aa)	264	266
Radiology Partners, Inc., Term B Loan, (CME Term SOFR 3 Month + 5.00%), 9.78%, 01/31/2029 (aa) (u)	269	266
Star Parent, Inc., Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.33%, 09/27/2030 (aa)	365	356
Summit Behavioral Healthcare LLC, Tranche B-1 Term Loan (First Lien), (CME Term SOFR 3 Month + 4.25%), 8.76%, 11/24/2028 (aa) (u)	81	65

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Healthcare — Services — continued
Surgery Center Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 2.75%), 7.09%, 12/19/2030 (aa)	2,105	2,119

		7,659

Pharmaceuticals — 0.1%
Dechra Pharmaceuticals Holdings Ltd., Term Loan B (USD), (United Kingdom), 12/04/2031 (aa) (u)	741	745
VetStrategy Canada Holdings, Inc., Facility B10, (Canada), (CME Term SOFR 3 Month + 4.75%), 9.08%, 12/12/2028 (aa)	239	241
Vizient, Inc., Term B-8 Loan, (CME Term SOFR 1 Month + 2.00%), 6.36%, 08/01/2031 (aa)	180	181

		1,167

Total Consumer Non-cyclical		25,158

Energy — 0.7%
Energy — Alternate Sources — 0.1%
TerraForm Power Operating LLC, Specified Refinancing Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.93%, 05/21/2029 (aa)	1,017	1,018

Oil & Gas Services — 0.1%
Goodnight Water Solutions Holdings LLC, Initial Term Loan, (CME Term SOFR 1 Month + 5.25%), 9.61%, 06/04/2029 (aa)	384	384

Pipelines — 0.5%
Brazos Delaware II LLC, Refinancing Term Loan, (CME Term SOFR 6 Month + 3.50%), 8.25%, 02/11/2030 (aa)	454	456
CPPIB OVM Member U.S. LLC, Initial Term Loan, (CME Term SOFR 3 Month + 3.25%), 7.58%, 08/20/2031 (u) (aa)	404	406
Epic Crude Services LP, Term Loan, (CME Term SOFR 3 Month + 3.00%), 7.66%, 10/15/2031 (aa)	705	711
NGL Energy Operating LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.11%, 02/03/2031 (aa)	1,012	1,014
NorthRiver Midstream Finance LP, Initial Term B Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 2.25%), 6.86%, 08/16/2030 (u) (aa)	610	611
Prairie ECI Acquiror LP, Term Loan B, (CME Term SOFR 1 Month + 4.25%), 8.61%, 08/01/2029 (u) (aa)	870	875
Waterbridge NDB Operating LLC, Initial Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.52%, 05/10/2029 (u) (aa)	274	277

		4,350

Total Energy		5,752

SEE NOTES TO FINANCIAL STATEMENTS.

288	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Financial — 4.0%
Diversified Financial Services — 0.9%
Citadel Securities LP, 2024-1 Term Loan, (CME Term SOFR 3 Month + 2.00%), 6.33%, 10/31/2031 (aa)	165	165
Citco Funding LLC, 2024 Term Loan, (CME Term SOFR 6 Month + 2.75%), 7.31%, 04/27/2028 (aa)	274	276
Edelman Financial Engines Center LLC (The), Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.36%, 04/07/2028 (aa)	740	744
Fiserv Investment Solutions, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.52%, 02/18/2027 (aa)	229	219
Focus Financial Partners LLC, 2024 Delayed Draw Term Loan, (CME Term SOFR 3 Month + 1.63%), 1.63%, 09/15/2031 (u) (aa)	221	223
Focus Financial Partners LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.61%, 09/11/2031 (u) (aa)	2,379	2,399
GTCR Everest Borrower LLC, Initial Term Loan, (CME Term SOFR 3 Month + 2.75%), 7.08%, 09/05/2031 (u) (aa)	625	627
HighTower Holding LLC, Amendment No. 7 Term Loan, (CME Term SOFR 3 Month + 3.50%), 8.07%, 04/21/2028 (aa)	100	100
Inception Holdco S.a.r.l., Facility B4, (Luxembourg), (CME Term SOFR 3 Month + 4.50%), 8.83%, 04/09/2031 (aa)	404	406
Jane Street Group LLC, Seventh Amendment Extended Term Loan, (CME Term SOFR 3 Month + 2.00%), 6.40%, 12/15/2031 (u) (aa)	798	794
Mermaid Bidco, Inc., Facility B (USD), (CME Term SOFR 3 Month + 3.25%), 7.80%, 07/03/2031 (aa)	459	461
PEX Holdings LLC, Term Loan, (CME Term SOFR 3 Month + 2.75%), 7.08%, 11/26/2031 (aa)	275	276

		6,690

Insurance — 3.1%
Acrisure LLC, B6 TL, (CME Term SOFR 1 Month + 3.00%), 7.36%, 11/06/2030 (aa)	1,220	1,220
Acrisure LLC, Term Loan B1, (CME Term SOFR 1 Month + 2.75%), 7.11%, 02/15/2027 (aa)	185	185
Alliant Holdings Intermediate LLC, Initial Term Loan, (CME Term SOFR 1 Month + 2.75%), 7.11%, 09/19/2031 (u) (aa)	2,728	2,732
AssuredPartners, Inc., 2024 Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.86%, 02/14/2031 (aa)	4,551	4,557
Asurion LLC, New B-11 Term Loan, (CME Term SOFR 1 Month + 4.25%), 8.71%, 08/19/2028 (u) (aa)	1,027	1,027
Asurion LLC, New B-3 Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.72%, 01/31/2028 (aa)	1,085	1,057

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
Asurion LLC, New B-4 Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.72%, 01/20/2029 (aa)	1,594	1,535
Asurion LLC, New B-8 Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.72%, 12/23/2026 (aa)	245	245
Hub International Ltd., 2024-1 Incremental Term Loan, (CME Term SOFR 3 Month + 2.75%), 7.37%, 06/20/2030 (u) (aa)	4,252	4,273
Jones DesLauriers Insurance Management, Inc., 2024-2 Repricing Term Loan, (Canada), (CME Term SOFR 3 Month + 3.25%), 7.82%, 03/15/2030 (aa)	1,450	1,456
OneDigital Borrower LLC, Closing Date Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 7.61%, 07/02/2031 (u) (aa)	554	554
OneDigital Borrower LLC, Initial Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.61%, 07/02/2032 (aa)	95	95
Ryan Specialty LLC, 2024 Term Loan, (CME Term SOFR 1 Month + 2.25%), 6.61%, 09/15/2031 (aa)	240	241
Sedgwick Claims Management Services, Inc., 2024 Term Loan, (CME Term SOFR 3 Month + 3.00%), 7.59%, 07/31/2031 (u) (aa)	2,165	2,175
Truist Insurance Holdings LLC, Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 4.75%), 9.08%, 05/06/2032 (aa)	2,364	2,415
Truist Insurance Holdings LLC, TLB, (CME Term SOFR 3 Month + 2.75%), 7.08%, 05/06/2031 (u) (aa)	328	328
USI, Inc., (2029) TLB, (CME Term SOFR 3 Month + 2.25%), 6.58%, 11/22/2029 (aa)	943	940

		25,035

Investment Companies — 0.0% (g)
AAL Delaware Holdco, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.86%, 07/30/2031 (aa)	239	241

Total Financial		31,966

Industrial — 2.2%
Aerospace/Defense — 0.3%
Bleriot US Bidco, Inc., 2024 Term Loan, (CME Term SOFR 3 Month + 2.75%), 7.08%, 10/31/2030 (u) (aa)	524	526
TransDigm, Inc., New Tranche J Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.83%, 02/28/2031 (aa)	1,182	1,184
TransDigm, Inc., Tranche I Term Loan, (CME Term SOFR 3 Month + 2.75%), 7.08%, 08/24/2028 (aa)	718	720
TransDigm, Inc., Tranche K Term Loan, (CME Term SOFR 3 Month + 2.75%), 7.08%, 03/22/2030 (aa)	259	260

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	289

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Loan Assignments — continued
Aerospace/Defense — continued
TransDigm, Inc., Tranche L Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.83%, 01/19/2032 (aa)	269	270

		2,960

Building Materials — 0.1%
Chariot Buyer LLC, Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 7.71%, 11/03/2028 (u) (aa)	369	371
MI Windows and Doors LLC, Term B-2 Loan, (CME Term SOFR 1 Month + 3.00%), 7.36%, 03/28/2031 (aa)	369	372
Watlow Electric Manufacturing Co., Initial Term Loan, (CME Term SOFR 3 Month + 3.50%), 8.09%, 03/02/2028 (u) (aa)	291	294

		1,037

Engineering & Construction — 0.0% (g)
Brown Group Holding LLC, Incremental Term B-2 Facility, (CME Term SOFR 3 Month + 2.75%), 7.34%, 07/01/2031 (u) (aa)	359	360

Environmental Control — 0.4%
Filtration Group Corp., 2021 Incremental Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.97%, 10/21/2028 (u) (aa)	2,613	2,631
Madison IAQ LLC, Initial Term Loan, (CME Term SOFR 6 Month + 2.75%), 7.89%, 06/21/2028 (aa)	638	640

		3,271

Hand/Machine Tools — 0.2%
Alliance Laundry Systems LLC, Initial Term B Loan, (CME Term SOFR 1 Month + 3.50%), 7.84%, 08/19/2031 (aa)	460	463
Madison Safety & Flow LLC, Initial Term B Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 7.61%, 09/26/2031 (aa)	369	371

		834

Machinery — Construction & Mining — 0.0% (g)
WEC US Holdings Ltd., Initial Term Loan, (CME Term SOFR 1 Month + 2.25%), 6.80%, 01/27/2031 (aa)	275	275

Machinery — Diversified — 0.5%
Engineered Machinery Holdings, Inc., Incremental Amendment No. 2 Term Loan (Second Lien), (CME Term SOFR 3 Month + 6.50%), 11.09%, 05/21/2029 (u) (aa)	575	575
Engineered Machinery Holdings, Inc., Incremental Amendment No. 3 Term Loan (Second Lien), (CME Term SOFR 3 Month + 6.00%), 10.59%, 05/21/2029 (aa)	969	968
Engineered Machinery Holdings, Inc., Incremental Amendment No. 5 Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.34%, 05/19/2028 (aa)	887	892

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Machinery — Diversified — continued
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan, (Canada), (CME Term SOFR 6 Month + 4.50%), 8.78%, 02/15/2029 (u) (aa)	199	201
INNIO Group Holding GmbH, Facility B (USD) Loan, (Austria), (CME Term SOFR 3 Month + 3.25%), 7.90%, 11/02/2028 (u) (aa)	265	266
Pro Mach Group, Inc., Amendment No. 4 Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 7.86%, 08/31/2028 (u) (aa)	733	739
TK Elevator Midco GmbH, Facility B2 (USD), (Germany), (CME Term SOFR 6 Month + 3.50%), 8.59%, 04/30/2030 (aa)	269	271

		3,912

Miscellaneous Manufactur — 0.2%
John Bean Technologies Corp., Term Loan B, 10/09/2031 (u) (aa)	315	316
LTI Holdings, Inc., 2024 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.75%), 9.11%, 07/29/2029 (u) (aa)	1,377	1,378

		1,694

Packaging & Containers — 0.4%
Charter Next Generation, Inc., 2024 Replacement Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.53%, 11/29/2030 (u) (aa)	2,797	2,810
ProAmpac PG Borrower LLC, 2024-1 Refinancing Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.60%, 09/15/2028 (aa)	185	185

		2,995

Transportation — 0.1%
PODS LLC, Initial Term Loan, (CME Term SOFR 3 Month + 3.00%), 7.85%, 03/31/2028 (aa)	484	451

Total Industrial		17,789

Technology — 4.5%
Computers — 0.3%
McAfee Corp., Second Amendment Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.37%, 03/01/2029 (aa)	2,135	2,135

Semiconductors — 0.2%
Icon Parent I, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 7.52%, 11/13/2031 (aa)	830	832
Icon Parent I, Inc., Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.00%), 9.52%, 11/12/2032 (u) (aa)	805	816

		1,648

SEE NOTES TO FINANCIAL STATEMENTS.

290	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Software — 4.0%
Applied Systems, Inc., Initial Term Loan (2024) (Second Lien), (CME Term SOFR 3 Month + 5.25%), 9.58%, 02/23/2032 (u) (aa)	2,158	2,218
Applied Systems, Inc., Tranche B-1 Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 7.33%, 02/24/2031 (u) (aa)	3,029	3,057
Ascend Learning LLC, Initial Term Loan (2021) (First Lien), (CME Term SOFR 1 Month + 3.50%), 7.96%, 12/11/2028 (u) (aa)	483	486
Ascend Learning LLC, Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.75%), 10.21%, 12/10/2029 (u) (aa)	550	544
athenahealth Group, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.61%, 02/15/2029 (aa)	1,107	1,108
Boxer Parent Co., Inc., 2031 New Dollar Term Loan, (CME Term SOFR 3 Month + 3.75%), 8.34%, 07/30/2031 (aa)	605	609
Boxer Parent Co., Inc., Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.75%), 10.34%, 07/30/2032 (aa)	830	817
Central Parent LLC, 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.58%, 07/06/2029 (u) (aa)	509	501
Cloud Software Group, Inc., Seventh Amendment Tranche B-1 Term Loan, (CME Term SOFR 3 Month + 3.50%), 7.83%, 03/30/2029 (aa)	1,827	1,831
Cloud Software Group, Inc., Sixth Amendment Term Loan, (CME Term SOFR 3 Month + 3.75%), 8.08%, 03/21/2031 (u) (aa)	990	992
ConnectWise LLC, Initial Term Loan, (CME Term SOFR 3 Month + 3.50%), 8.09%, 09/29/2028 (u) (aa)	369	371
Dun & Bradstreet Corp. (The), 2022 Incremental Term B-2 Loan, (CME Term SOFR 1 Month + 2.25%), 6.59%, 01/18/2029 (u) (aa)	185	185
Dye & Durham Corp., Term Loan B, (Canada), (CME Term SOFR 3 Month + 4.00%), 8.43%, 04/11/2031 (aa)	900	909
ECi Macola/MAX Holding LLC, 2024 Repricing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.58%, 05/09/2030 (u) (aa)	449	453
Ellucian Holdings, Inc., 2nd lien TL, (CME Term SOFR 1 Month + 4.75%), 9.11%, 11/15/2032 (aa)	815	829
Ellucian Holdings, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.36%, 10/09/2029 (u) (aa)	2,055	2,067
Epicor software Corp., Term F Loan, (CME Term SOFR 1 Month + 2.75%), 7.11%, 5/30/2031	3,381	3,402
Genuine Financial Holdings LLC, 2024 Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 4.00%), 8.36%, 09/27/2030 (u) (aa)	668	675

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Software — continued
Jaggaer LLC, Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.25%), 9.69%, 10/08/2032 (u) (aa)		640	637
Javelin Buyer, Inc., Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.69%, 10/08/2031 (u) (aa)		495	498
Mitchell International, Inc., Restatement Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.61%, 11/30/2025 (u) (aa)		395	390
Playtika Holding Corp., Term B-1 Loan, (CME Term SOFR 1 Month + 2.75%), 7.22%, 03/13/2028 (aa)		110	110
Polaris Newco LLC, Dollar Term Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 8.85%, 06/02/2028 (aa)		449	449
Polaris Newco LLC, Euro Term Loan (First Lien), (EURIBOR 1 Month + 4.00%), 6.86%, 06/02/2028 (u)	EUR	450	449
Project Alpha Intermediate Holding, Inc., Add-on Cov-Lite TLB, 10/28/2030 (u) (aa)		520	523
Project Alpha Intermediate Holding, Inc., Incremental 2nd Lien TL, 11/22/2032 (u) (aa)		1,114	1,127
Project Boost Purchaser LLC, Initial Loan (Second Lien), (CME Term SOFR 3 Month + 5.25%), 9.90%, 07/16/2032 (aa)		355	362
Project Boost Purchaser LLC, Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 8.15%, 07/16/2031 (aa)		755	759
RealPage, Inc., Incremental Term Loan, (CME Term SOFR 3 Month + 3.75%), 8.08%, 04/24/2028 (aa)		750	752
RealPage, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 7.59%, 04/24/2028 (aa)		279	278
Renaissance Holding Corp., 2024-2 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.00%), 8.36%, 04/05/2030 (aa)		459	457
UKG, Inc., 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 7.62%, 02/10/2031 (u) (aa)		4,135	4,161
Waystar Technologies Inc., New Term Loan Facility (First Lien), (CME Term SOFR 1 Month + 2.25%), 6.59%, 10/22/2029		555	557

			32,563

Total Technology			36,346

Utilities — 0.9%
Electric — 0.9%
Alpha Generation LLC, Initial Term B Loan, (CME Term SOFR 1 Month + 2.75%), 7.11%, 09/30/2031 (u) (aa)		1,102	1,109
Compass Power Generation LLC, Tranche B-3 Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.11%, 04/14/2029 (aa)		171	172

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	291

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Loan Assignments — continued
Electric — continued
Constellation Renewables LLC, Loan, (CME Term SOFR 3 Month + 2.25%), 6.76%, 12/15/2027 (aa)		755	757
Cornerstone Generation LLC, Term Loan B, 10/28/2031 (u) (aa)		1,165	1,174
Eastern Power LLC, Term Loan, (CME Term SOFR 1 Month + 5.25%), 9.61%, 04/03/2028 (aa)		211	211
Edgewater Generation LLC, Refinancing Term Loan, (CME Term SOFR 1 Month + 4.25%), 8.61%, 08/01/2030 (aa)		731	740
Hamilton Projects Acquiror LLC, Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.11%, 05/31/2031 (aa)		309	311
Hamilton Projects Acquiror LLC, TLB, 05/22/2031 (u) (aa)		15	15
Pike Corp., 2028 Initial Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.47%, 01/21/2028 (aa)		360	362
Talen Energy Supply LLC, 2024-1 Incremental Term B Loan, (CME Term SOFR 3 Month + 2.50%), 7.02%, 12/12/2031 (u) (aa)		1,257	1,261
Vistra Zero Operating Co. LLC, Initial Term Loan, (CME Term SOFR 1 Month + 2.00%), 6.36%, 04/30/2031 (u) (aa)		910	911

Total Utilities			7,023

Total Loan Assignments (Cost $160,407)			160,380

Short-Term Investments — 43.0%
Repurchase Agreement — 2.2%
BNP Paribas SA, 4.58%, dated 12/31/2024 due 01/02/2025, repurchase price $17,600 collateralized by U.S. Treasury Security, 2.13%, due 04/15/2029, with a value of $17,921		17,600	17,600

Time Deposits — 28.3%
Australia & New Zealand Banking Group Ltd., 3.68%, 01/02/2025 (c)		931	931
BNP Paribas SA, 2.98%, 01/02/2025	AUD	241	149
Brown Brothers Harriman,
1.12%, 01/02/2025	SGD	169	124
4.09%, 01/02/2025	HKD	1,972	254
Citibank NA, 1.71%, 01/02/2025 (c)	EUR	1,029	1,066
Royal Bank of Canada,
2.05%, 01/02/2025 (c)	CAD	275	192
3.67%, 01/02/2025 (c)	GBP	451	564
3.68%, 01/02/2025		52	52
Skandinaviska Enskilda Banken AB, (0.93%), 01/02/2025	SEK	3,405	308
Sumitomo Mitsui Banking Corp.,
0.01%, 01/06/2025	JPY	37,804	240
3.68%, 01/02/2025		59,301	59,301
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 01/02/2025 (c)		165,994	165,994

Total Time Deposits			229,175

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

U.S. Treasury Obligations — 12.5%
U.S. Treasury Bill,
4.31%, 05/15/2025 (c)	24,500	24,125
4.41%, 05/08/2025	7,000	6,898
4.42%, 04/10/2025 (c)	26,000	25,706
4.44%, 03/13/2025 (c)	18,800	18,647
4.46%, 04/24/2025 (c)	25,000	24,677
4.47%, 01/30/2025 (hh)	905	902

Total U.S. Treasury Obligations		100,955

Total Short-Term Investments (Cost $347,672)		347,730

Total Investments, Before Short Positions — 127.2% (Cost — $1,028,831)		1,028,651

Liabilities in Excess of Other Assets — (27.2)%		(219,769)

NET ASSETS — 100.0%		$808,882

Short Positions — 2.3%
Mortgage-Backed Securities — 2.3%
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.50%, 01/01/2055 (w)	300	244
TBA, 2.50%, 02/01/2055 (w)	300	244
TBA, 3.50%, 02/01/2055 (w)	250	221
TBA, 5.00%, 01/01/2055 (w)	12,500	12,060
TBA, 6.00%, 01/01/2055 (w)	6,120	6,151

Total Mortgage-Backed Securities (Cost $19,043)		18,920

Total Securities Sold Short — 2.3% (Cost $19,043)		18,920

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

292	SIX CIRCLES TRUST	DECEMBER 31, 2024

Futures contracts outstanding as of December 31, 2024:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
3MO Euro EURIBOR	342	09/2025	EUR	86,889	(37)
3MO Euro EURIBOR	19	12/2025	EUR	4,834	(8)
3MO Euro EURIBOR	337	03/2026	EUR	85,610	(19)
3MO Euro EURIBOR	35	06/2026	EUR	8,902	(18)
3MO Euro EURIBOR	380	09/2026	EUR	96,471	(58)
ASX SPI 200 Index	30	03/2025	AUD	3,850	(67)
Cocoa	21	03/2025	USD	1,641	810	(c)
Coff Robusta 10 Tonne	15	03/2025	USD	778	(46	)(c)
Coffee	38	03/2025	USD	3,876	680	(c)
Corn	16	03/2025	USD	357	10
Corn	50	05/2025	USD	1,140	24	(c)
Crude Oil	17	03/2025	USD	1,209	2	(c)
DAX	14	03/2025	EUR	7,481	(211)
Dollar Index	334	03/2025	USD	35,533	638
E-mini Russell 2000 Index	72	03/2025	USD	8,706	(607)
Euro BTP Italian Government Bonds	93	03/2025	EUR	11,812	(254)
Euro Buxl	9	03/2025	EUR	1,307	(70)
Euro Schatz	44	03/2025	EUR	4,893	(17)
Euro STOXX 50 Index	82	03/2025	EUR	4,230	(84)
FTSE MIB Index	19	03/2025	EUR	3,456	(80)
Gold 100 oz	33	02/2025	USD	8,834	(119	)(c)
Hang Seng China Enterprise Index	51	01/2025	HKD	2,375	15
Hang Seng Index	13	01/2025	HKD	1,670	11
IFSC NIFTY 50 Index	15	01/2025	USD	720	(7)
Japanese Yen	12	03/2025	USD	995	(33)
Lean Hogs	20	02/2025	USD	687	(37	)(c)
Mini MSCI EAFE Index	156	03/2025	USD	18,235	(549)
MSCI Emerging Markets Index	200	03/2025	USD	11,148	(410)
NASDAQ 100 E-mini Index	60	03/2025	USD	26,349	(877)
Natural Gas	32	03/2025	USD	978	13
OMXS 30 Index	9	03/2025	GBP	631	399	(c)
Rapeseed Euro	34	02/2025	EUR	933	(33	)(c)
S&P 500 E-mini Index	49	03/2025	USD	15,022	(479)
S&P MidCap 400 E-mini Index	39	03/2025	USD	13,074	(802)
S&P Toronto Stock Exchange 60 Index	35	03/2025	CAD	7,407	(175)
SGX FTSE China A50 Index	179	01/2025	USD	2,418	(8)
SGX FTSE Taiwan Index	69	01/2025	USD	5,342	(59)
SGX MSCI Singapore Index	223	01/2025	SGD	6,111	(13)
SGX Nikkei	46	03/2025	JPY	5,741	1
Short Euro-BTP	171	03/2025	EUR	19,103	(76)
Silver	10	03/2025	USD	1,636	(174	)(c)
SOFR 3 Month	609	09/2026	USD	146,147	105
TOPIX Index	25	03/2025	JPY	4,355	72
U.S. Treasury 10 Year Note	6	03/2025	USD	659	(7)

					(2,654)

Short Contracts
10YR Japan Government Bond	(31)	03/2025	JPY	(28,025)	68
30 Day Federal Funds Futures	(145)	01/2025	USD	(57,770)	(36)
Australia 10-Year Bond	(128)	03/2025	AUD	(9,007)	64

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	293

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of December 31, 2024:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Australia 3-Year Bond	(129)	03/2025	AUD	(8,497)	21
Australian Dollar	(294)	03/2025	USD	(18,723)	524
Brent Crude Oil	(39)	01/2025	USD	(2,845)	(66)
British Pound	(70)	03/2025	USD	(5,496)	26
CAC40 10 Euro	(17)	01/2025	EUR	(1,312)	12
Canadian Dollar	(548)	03/2025	USD	(38,915)	705
Canadian Government 10 Year Bond	(23)	03/2025	CAD	(1,951)	(11)
Canola	(70)	03/2025	CAD	(601)	1	(c)
Copper	(109)	03/2025	USD	(11,270)	298	(c)
Cotton	(35)	03/2025	USD	(1,239)	42	(c)
Crude Oil	(2)	02/2025	USD	(138)	(5	)(c)
Euro BOBL	(72)	03/2025	EUR	(8,771)	(19)
Euro Bund	(63)	03/2025	EUR	(8,674)	(34)
Euro Fx	(430)	03/2025	USD	(56,670)	831
Euro STOXX BANK	(134)	03/2025	EUR	(1,575)	(71	)(c)
Euro-Oat French Government Bonds	(60)	03/2025	EUR	(7,675)	6
FTSE 100 Index	(20)	03/2025	GBP	(2,042)	(6)
Gas Oil	(28)	01/2025	USD	(1,853)	(94	)(c)
Gasoline RBOB	(22)	02/2025	USD	(1,846)	(11	)(c)
Hard Red Winter Wheat	(136)	03/2025	USD	(3,857)	54
ICE 3 Month SONIA	(270)	09/2025	GBP	(81,068)	101
ICE 3 Month SONIA	(52)	03/2026	GBP	(15,605)	(14)
Japanese Yen	(412)	03/2025	USD	(34,400)	1,389
Long Gilt	(84)	03/2025	GBP	(9,852)	135
Mexican Peso	(510)	03/2025	USD	(12,334)	285
Mini MSCI EAFE Index	(13)	03/2025	USD	(1,500)	26
MSCI Emerging Markets Index	(6)	03/2025	USD	(326)	3
New York Harbor ULSD	(8)	01/2025	USD	(763)	(15)
New Zealand Dollar	(319)	03/2025	USD	(18,591)	734
OMXS 30 Index	(39)	01/2025	SEK	(878)	3
Palladium	(9)	02/2025	USD	(856)	37
Platinum	(67)	04/2025	USD	(3,165)	115	(c)
Red Spring Wheat	(69)	03/2025	USD	(2,071)	16
SOFR 3 Month	(242)	03/2025	USD	(58,050)	76
SOFR 3 Month	(34)	06/2025	USD	(8,190)	34
SOFR 3 Month	(328)	09/2025	USD	(78,881)	145
SOFR 3 Month	(7)	06/2026	USD	(1,691)	10
SOFR 3 Month	(291)	06/2026	USD	(70,027)	144
SOFR 3 Month	(282)	03/2027	USD	(67,817)	113
Soybean	(141)	03/2025	USD	(7,004)	(120)
Soybean Meal	(127)	03/2025	USD	(3,739)	(286	)(c)
Soybean Oil	(195)	03/2025	USD	(4,776)	54
Sugar	(32)	02/2025	USD	(694)	4	(c)
Swiss Franc	(209)	03/2025	USD	(29,933)	926
U.S. Treasury 10 Year Note	(273)	03/2025	USD	(29,865)	177
U.S. Treasury 2 Year Note	(271)	03/2025	USD	(55,720)	—	(h)
U.S. Treasury 5 Year Note	(315)	03/2025	USD	(33,605)	119
U.S. Treasury Long Bond	(341)	03/2025	USD	(39,817)	997
U.S. Treasury Ultra Bond	(54)	03/2025	USD	(6,601)	180

					7,687

Total unrealized appreciation (depreciation)					5,033

SEE NOTES TO FINANCIAL STATEMENTS.

294	SIX CIRCLES TRUST	DECEMBER 31, 2024

Forward foreign currency exchange contracts outstanding as of December 31, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	1,862	EUR	1,761	Barclays Bank plc	01/15/2025	38
USD	87	AUD	136	Brown Brothers Harriman & Co.	01/16/2025	2
USD	19	AUD	30	Brown Brothers Harriman & Co.	01/16/2025	1
USD	1,257	AUD	1,965	Brown Brothers Harriman & Co.	01/16/2025	40
USD	56	CAD	80	Brown Brothers Harriman & Co.	01/16/2025	1
USD	57	CAD	80	Brown Brothers Harriman & Co.	01/16/2025	1	(c)
USD	187	EUR	178	Brown Brothers Harriman & Co.	01/16/2025	2
USD	213	EUR	202	Brown Brothers Harriman & Co.	01/16/2025	4
USD	67	EUR	64	Brown Brothers Harriman & Co.	01/16/2025	1
USD	1,823	EUR	1,729	Brown Brothers Harriman & Co.	01/16/2025	31
USD	289	EUR	272	Brown Brothers Harriman & Co.	01/16/2025	6
USD	284	EUR	268	Brown Brothers Harriman & Co.	01/16/2025	6
USD	109	EUR	105	Brown Brothers Harriman & Co.	01/16/2025	—	(h)
USD	42	EUR	40	Brown Brothers Harriman & Co.	01/16/2025	1
USD	384	EUR	369	Brown Brothers Harriman & Co.	01/16/2025	2
USD	485	EUR	462	Brown Brothers Harriman & Co.	01/16/2025	7
USD	263	EUR	249	Brown Brothers Harriman & Co.	01/16/2025	4	(c)
USD	74	EUR	71	Brown Brothers Harriman & Co.	01/16/2025	1	(c)
USD	52	EUR	50	Brown Brothers Harriman & Co.	01/16/2025	1	(c)
USD	31	EUR	30	Brown Brothers Harriman & Co.	01/16/2025	—	(c)(h)
USD	211	EUR	201	Brown Brothers Harriman & Co.	01/16/2025	3
USD	356	EUR	339	Brown Brothers Harriman & Co.	01/16/2025	5
USD	206	GBP	162	Brown Brothers Harriman & Co.	01/16/2025	4	(c)
USD	128	GBP	100	Brown Brothers Harriman & Co.	01/16/2025	2
USD	64	GBP	50	Brown Brothers Harriman & Co.	01/16/2025	1
USD	63	GBP	50	Brown Brothers Harriman & Co.	01/16/2025	1	(c)
USD	92	JPY	14,414	Brown Brothers Harriman & Co.	01/16/2025	—	(h)
USD	39	JPY	5,909	Brown Brothers Harriman & Co.	01/16/2025	2
USD	39	JPY	5,891	Brown Brothers Harriman & Co.	01/16/2025	2
USD	5	JPY	829	Brown Brothers Harriman & Co.	01/16/2025	—	(h)
USD	44	JPY	6,908	Brown Brothers Harriman & Co.	01/16/2025	—	(h)
USD	6	JPY	877	Brown Brothers Harriman & Co.	01/16/2025	—	(h)
USD	42	JPY	6,603	Brown Brothers Harriman & Co.	01/16/2025	—	(h)
USD	18	SEK	194	Brown Brothers Harriman & Co.	01/16/2025	—	(h)
USD	5	SEK	58	Brown Brothers Harriman & Co.	01/16/2025	—	(h)
USD	116	SEK	1,270	Brown Brothers Harriman & Co.	01/16/2025	1
USD	34	SEK	371	Brown Brothers Harriman & Co.	01/16/2025	—	(h)
USD	38	SEK	414	Brown Brothers Harriman & Co.	01/16/2025	—	(h)
USD	38	SEK	420	Brown Brothers Harriman & Co.	01/16/2025	1
USD	16	SEK	179	Brown Brothers Harriman & Co.	01/16/2025	—	(h)
USD	159	SEK	1,742	Brown Brothers Harriman & Co.	01/16/2025	2
USD	90	SGD	122	Brown Brothers Harriman & Co.	01/16/2025	—	(h)
USD	74	SGD	100	Brown Brothers Harriman & Co.	01/16/2025	1
USD	299	EUR	282	Morgan Stanley & Co.	02/21/2025	6

Total unrealized appreciation						180

AUD	300	USD	188	Brown Brothers Harriman & Co.	01/16/2025	(2)
USD	127	CAD	182	Brown Brothers Harriman & Co.	01/16/2025	(—)	(h)
EUR	500	USD	520	Brown Brothers Harriman & Co.	01/16/2025	(2)
EUR	983	USD	1,024	Brown Brothers Harriman & Co.	01/16/2025	(6)
USD	93	HKD	719	Brown Brothers Harriman & Co.	01/16/2025	(—)	(h)
USD	117	HKD	906	Brown Brothers Harriman & Co.	01/16/2025	(—)	(h)
USD	126	HKD	982	Brown Brothers Harriman & Co.	01/16/2025	(—)	(h)
USD	77	HKD	595	Brown Brothers Harriman & Co.	01/16/2025	(—)	(h)
USD	41	HKD	317	Brown Brothers Harriman & Co.	01/16/2025	(—)	(h)
USD	32	JPY	5,000	Brown Brothers Harriman & Co.	01/16/2025	(—)	(h)
USD	954	JPY	150,276	Brown Brothers Harriman & Co.	01/16/2025	(2)
SGD	382	USD	281	Brown Brothers Harriman & Co.	01/16/2025	(1)

Total unrealized depreciation						(13)

Net unrealized appreciation (depreciation)						167

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	295

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of December 31, 2024:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
United States SOFR	3.75% annually	Pay	12/18/2034	USD	3,300	(7)	(81)	(88)

Total						(7)	(81)	(88)

(a)	Value of floating rate index as of December 31, 2024 was as follows:

FLOATING RATE INDEX
United States SOFR	4.49%

OTC Total Return Swap contracts outstanding as of December 31, 2024:
REFERENCE INDEX	FLOATING RATE PAID BY THE FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)		VALUE($)
iBoxx USD Liquid Leveraged Loans Total Return Index	United States SOFR	quarterly	Morgan Stanley & Co.	06/20/2025	USD	1,350	(—	)(h)	1		1
iBoxx USD Liquid Leveraged Loans Total Return Index	United States SOFR	quarterly	Morgan Stanley & Co.	09/20/2025	USD	1,350	(—	)(h)	—	(h)	—	(h)

Total							(—	)(h)	1		1

Written Put Option contracts on securities as of December 31, 2024:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 01/14/2055	Citigroup Global Markets, Inc.	(5,000)	USD	(490)	USD	95.94	01/07/2025	$(5)

Total Written Options Contracts (Premiums Received $24)								(5)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024

CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of December 31, 2024. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of December 31, 2024.
TBA	— To Be Announced
(c)	— All or a portion of this security is held by a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(o)	— Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(u)	— All or a portion of the security is unsettled as of December 31, 2024. Unless otherwise indicated, the coupon rate is undetermined.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

SEE NOTES TO FINANCIAL STATEMENTS.

296	SIX CIRCLES TRUST	DECEMBER 31, 2024

(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2024.

(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of December 31, 2024.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2024
(bb)	— Security has been valued using significant unobservable inputs.

(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(hh)	— Approximately $493 of these investments are restricted as collateral for TBAs to various brokers.
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	297

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

(Amounts in thousands)

	Six Circles Ultra Short Duration Fund
ASSETS:
Investments in non-affiliates, at value	$679,810
Foreign currency, at value	6
Deposits at broker for futures contracts	1,322
Deposits at broker for centrally cleared swaps	521
Receivables:
Investment securities sold	10
Fund shares sold	569
Interest and dividends from non-affiliates	4,484
Variation margin on futures contracts	255
Variation margin on centrally cleared swaps (net upfront payments of $24)	77
Unrealized appreciation on forward foreign currency exchange contracts	1,928

Total Assets	688,982

LIABILITIES:
Payables:
Due to custodian — cash	—	(a)
Deposits from broker for OTC contracts	440
Interest expense	1
Investment securities purchased	800
Investment securities purchased — delayed delivery securities	4,363
Fund shares redeemed	180
Unrealized depreciation on forward foreign currency exchange contracts	8
Accrued liabilities:
Investment advisory fees	69
Administration fees	15
Custodian and accounting fees	39
Trustees’ fees	—	(a)
Registration and filing fees	6
Other	100

Total Liabilities	6,021

Commitments and contingent liabilities*	—

Net Assets	$682,961

NET ASSETS:
Paid-in capital	$687,206
Total distributable earnings (loss)	(4,245)

Total Net Assets	$682,961

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	68,396
Net Asset Value, offering and redemption price per share (b):	$9.99
Cost of investments in non-affiliates	$681,536
Cost of foreign currency	6

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

298	SIX CIRCLES TRUST	DECEMBER 31, 2024

	Six Circles Tax Aware Ultra Short Duration Fund
ASSETS:
Investments in non-affiliates, at value	$788,684
Repurchase agreements, at value	3,800
Cash	—	(a)
Foreign currency, at value	1
Deposits at broker for futures contracts	746
Deposits at broker for centrally cleared swaps	609
Receivables:
Investment securities sold	10
Fund shares sold	448
Interest and dividends from non-affiliates	6,432
Variation margin on futures contracts	279
Variation margin on centrally cleared swaps (net upfront payments of $38)	90
Unrealized appreciation on forward foreign currency exchange contracts	801

Total Assets	801,900

LIABILITIES:
Payables:
Deposits from broker for OTC contracts	510
Interest expense	1
Investment securities purchased	900
Investment securities purchased — delayed delivery securities	4,958
Fund shares redeemed	224
Unrealized depreciation on forward foreign currency exchange contracts	3
Accrued liabilities:
Investment advisory fees	63
Administration fees	16
Custodian and accounting fees	28
Trustees’ fees	—	(a)
Registration and filing fees	7
Other	90

Total Liabilities	6,800

Commitments and contingent liabilities*	—

Net Assets	$795,100

NET ASSETS:
Paid-in capital	$803,190
Total distributable earnings (loss)	(8,090)

Total Net Assets	$795,100

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	80,412
Net Asset Value, offering and redemption price per share (b):	$9.89
Cost of investments in non-affiliates	$790,908
Cost of repurchase agreements	3,800
Cost of foreign currency	1

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	299

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024 (continued)

(Amounts in thousands)

Six Circles U.S. Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$25,283,318
Deposits at broker for futures contracts	3,127
Prepaid expenses	13
Receivables:
Fund shares sold	18,150
Interest and dividends from non-affiliates	17,115

Total Assets	25,321,723

LIABILITIES:
Payables:
Due to custodian — cash	161
Investment securities purchased	16,375
Fund shares redeemed	4,214
Variation margin on futures contracts	213
Accrued liabilities:
Investment advisory fees	890
Administration fees	97
Custodian and accounting fees	133
Trustees’ fees	13
Other	295

Total Liabilities	22,391

Commitments and contingent liabilities*	—

Net Assets	$25,299,332

NET ASSETS:
Paid-in capital	$16,419,619
Total distributable earnings (loss)	8,879,713

Total Net Assets	$25,299,332

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	1,453,209
Net Asset Value, offering and redemption price per share (a):	$17.41
Cost of investments in non-affiliates	$16,657,538

*	See Note 3.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

300	SIX CIRCLES TRUST	DECEMBER 31, 2024

Six Circles International Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$14,896,085
Foreign currency, at value	1,161
Deposits at broker for futures contracts	7,605
Receivables:
Investment securities sold	347
Fund shares sold	18,672
Interest and dividends from non-affiliates	5,848
Tax reclaims	76,664
Variation margin on futures contracts	176

Total Assets	15,006,558

LIABILITIES:
Payables:
Due to custodian — cash	88
Investment securities purchased	49,853
Fund shares redeemed	2,440
Accrued liabilities:
Investment advisory fees	640
Administration fees	99
Custodian and accounting fees	504
Trustees’ fees	14
Registration and filing fees	45
Other	309

Total Liabilities	53,992

Commitments and contingent liabilities*	—

Net Assets	$14,952,566

NET ASSETS:
Paid-in capital	$14,312,673
Total distributable earnings (loss)	639,893

Total Net Assets	$14,952,566

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	1,402,558
Net Asset Value, offering and redemption price per share (a):	$10.66
Cost of investments in non-affiliates	$12,907,562
Cost of foreign currency	1,161

*	See Note 3.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	301

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024 (continued)

(Amounts in thousands)

Six Circles Global Bond Fund
ASSETS:
Investments in non-affiliates, at value	$14,296,339
Repurchase agreements, at value	6,700
Options purchased, at value	7
Foreign currency, at value	5,860
Deposits at broker for futures contracts	1,550
Deposits at broker for centrally cleared swaps	2,306
Receivables:
Investment securities sold	76,094
Investment securities sold — delayed delivery securities	910,581
Fund shares sold	10,694
Interest and dividends from non-affiliates	131,009
Variation margin on futures contracts	1,244
Variation margin on centrally cleared swaps (net upfront payments of $(869))	558
Unrealized appreciation on forward foreign currency exchange contracts	253,442
Outstanding OTC swap contracts, at value (net upfront payments of $–(a))	59

Total Assets	15,696,443

LIABILITIES:
Payable for reverse repurchase agreements	99,911
Payables:
Securities sold short, at value	213,431
Due to custodian — cash	5,576
Deposits from broker for OTC contracts	8,753
Deposits from broker for delayed delivery securities	217
Interest expense	27
Investment securities purchased	223,146
Investment securities purchased — delayed delivery securities	1,459,103
Fund shares redeemed	4,299
Outstanding options written, at fair value	132
Unrealized depreciation on forward foreign currency exchange contracts	54,295
Outstanding OTC swap contracts, at value (net upfront payments of $–(a))	68
Accrued liabilities:
Investment advisory fees	693
Administration fees	113
Custodian and accounting fees	996
Trustees’ fees	7
Registration and filing fees	272
Other	196

Total Liabilities	2,071,235

Commitments and contingent liabilities*	—

Net Assets	$13,625,208

NET ASSETS:
Paid-in capital	$14,264,163
Total distributable earnings (loss)	(638,955)

Total Net Assets	$13,625,208

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	1,606,886
Net Asset Value, offering and redemption price per share (b):	$8.48
Cost of investments in non-affiliates	$14,865,614
Cost of repurchase agreements	6,700
Cost of options purchased	5
Cost of foreign currency	5,860
Proceeds from securities sold short	(215,260)
Premiums received from options written	(24)

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

302	SIX CIRCLES TRUST	DECEMBER 31, 2024

Six Circles Tax Aware Bond Fund
ASSETS:
Investments in non-affiliates, at value	$11,473,018
Cash	6
Receivables:
Investment securities sold	2,450
Fund shares sold	6,314
Interest and dividends from non-affiliates	136,401

Total Assets	11,618,189

LIABILITIES:
Payables:
Investment securities purchased	32,267
Fund shares redeemed	1,851
Accrued liabilities:
Investment advisory fees	1,026
Administration fees	94
Custodian and accounting fees	252
Trustees’ fees	5
Registration and filing fees	276
Other	146

Total Liabilities	35,917

Commitments and contingent liabilities*	—

Net Assets	$11,582,272

NET ASSETS:
Paid-in capital	$11,922,453
Total distributable earnings (loss)	(340,181)

Total Net Assets	$11,582,272

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	1,186,966
Net Asset Value, offering and redemption price per share: (a)	$9.76
Cost of investments in non-affiliates	$11,658,945

*	See Note 3.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	303

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024 (continued)

(Amounts in thousands)

Six Circles Credit Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$8,161,218
Foreign currency, at value	876
Deposits at broker for futures contracts	2,125
Deposits at broker for centrally cleared swaps	33,350
Deposits at broker for OTC contracts	20
Receivables:
Investment securities sold	28,645
Fund shares sold	3,638
Interest and dividends from non-affiliates	131,308
Variation margin on futures contracts	2,882
Variation margin on centrally cleared swaps (net upfront payments of $30,635)	2,012
Unrealized appreciation on forward foreign currency exchange contracts	111,040
Outstanding OTC swap contracts, at value (net upfront payments of $635)	686
Unrealized appreciation on unfunded commitments	2
Other assets	3

Total Assets	8,477,805

LIABILITIES:
Payables:
Due to custodian — cash	525
Deposits from broker for OTC contracts	23,446
Interest expense	4
Investment securities purchased	62,027
Fund shares redeemed	2,531
Unrealized depreciation on forward foreign currency exchange contracts	2,054
Outstanding OTC swap contracts, at value (net upfront receipts of $254)	145
Accrued liabilities:
Investment advisory fees	1,498
Administration fees	103
Custodian and accounting fees	322
Trustees’ fees	18
Registration and filing fees	566
Other	232

Total Liabilities	93,471

Commitments and contingent liabilities*	—

Net Assets	$8,384,334

NET ASSETS:
Paid-in capital	$8,601,905
Total distributable earnings (loss)	(217,571)

Total Net Assets	$8,384,334

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	943,874
Net Asset Value, offering and redemption price per share (a):	$8.88
Cost of investments in non-affiliates	$8,141,312
Cost of foreign currency	876

*	See Note 3.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

304	SIX CIRCLES TRUST	DECEMBER 31, 2024

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024 (continued)

(Amounts in thousands)

	Six Circles Multi-Strategy Fund
ASSETS:
Investments in non-affiliates, at value	$1,011,051
Repurchase agreements, at value	17,600
Deposits at broker for futures contracts	309
Deposits at broker for centrally cleared swaps	288
Deposits at broker for OTC contracts	20
Deferred offering costs	299
Prepaid expenses	—	(a)
Receivables:
Investment securities sold	4,853
Investment securities sold — delayed delivery securities	208,865
Fund shares sold	339
Interest and dividends from non-affiliates	2,355
Variation margin on futures contracts	33,375
Variation margin on centrally cleared swaps (net upfront payments of $(7))	50
Unrealized appreciation on forward foreign currency exchange contracts	180
Outstanding OTC swap contracts, at value (net upfront payments of $-(a))	1

Total Assets	1,279,585

LIABILITIES:
Payables:
Securities sold short, at value	18,920
Due to custodian — cash	1,109
Deposits from broker for OTC contracts	40
Deposits from broker for delayed delivery securities	22
Interest expense	1
Investment securities purchased	80,745
Investment securities purchased — delayed delivery securities	368,956
Fund shares redeemed	127
Outstanding options written, at fair value	5
Unrealized depreciation on forward foreign currency exchange contracts	13
Unrealized depreciation on unfunded commitments	1
Accrued liabilities:
Investment advisory fees	331
Administration fees	15
Custodian and accounting fees	73
Trustees’ fees	—	(a)
Registration and filing fees	69
Other	276

Total Liabilities	470,703

Commitments and contingent liabilities*	—

Net Assets	$808,882

NET ASSETS:
Paid-in capital	$805,799
Total distributable earnings (loss)	3,083

Total Net Assets	$808,882

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	80,712
Net Asset Value, offering and redemption price per share (b):	$10.02
Cost of investments in non-affiliates	$1,011,231
Cost of repurchase agreements	17,600
Proceeds from securities sold short	(19,043)
Premiums received from options written	(24)

*	See Note 3.
(a)	Rounds to less than 500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	305

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

(Amounts in thousands)

Six Circles Ultra Short Duration Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$32,808

Total investment income	32,808

EXPENSES:
Investment advisory fees	1,588
Administration fees	60
Custodian and accounting fees	164
Professional fees	83
Trustees’ fees	31
Printing and mailing costs	83
Registration and filing fees	25
Transfer agency fees	34
Interest expense	13
Other	27

Total expenses	2,108

Less advisory fees waived	(847)

Net expenses	1,261

Net investment income (loss)	31,547

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	115
Futures contracts	1,514
Foreign currency transactions	(256)
Forward foreign currency exchange contracts	2,036
Securities sold short	15
Swaps	(23)

Net realized gain (loss)	3,401

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(1,828)
Futures contracts	(126)
Foreign currency translations	(14)
Forward foreign currency exchange contracts	3,250
Swaps	127

Change in net unrealized appreciation (depreciation)	1,409

Net realized/unrealized gains (losses)	4,810

Change in net assets resulting from operations	$36,357

SEE NOTES TO FINANCIAL STATEMENTS.

306	SIX CIRCLES TRUST	DECEMBER 31, 2024

Six Circles Tax Aware Ultra Short Duration Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$27,608
Other Income	— (a)

Total investment income	27,608

EXPENSES:
Investment advisory fees	1,843
Administration fees	63
Custodian and accounting fees	120
Professional fees	81
Trustees’ fees	33
Printing and mailing costs	24
Registration and filing fees	32
Transfer agency fees	28
Interest expense	25
Other	26

Total expenses	2,275

Less advisory fees waived	(1,137)

Net expenses	1,138

Net investment income (loss)	26,470

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(481)
Futures contracts	722
Foreign currency transactions	(146)
Forward foreign currency exchange contracts	409
Securities sold short	14
Swaps	(26)

Net realized gain (loss)	492

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(1,201)
Futures contracts	(551)
Foreign currency translations	(13)
Forward foreign currency exchange contracts	1,457
Swaps	145

Change in net unrealized appreciation (depreciation)	(163)

Net realized/unrealized gains (losses)	329

Change in net assets resulting from operations	$26,799

(a)	Amount rounds to less than $500.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	307

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024 (continued)

(Amounts in thousands)

Six Circles U.S. Unconstrained Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$5,526
Dividend income from non-affiliates	323,788
Foreign taxes withheld	(84)

Total investment income	329,230

EXPENSES:
Investment advisory fees	61,063
Administration fees	387
Custodian and accounting fees	533
Professional fees	273
Trustees’ fees	452
Printing and mailing costs	282
Registration and filing fees	340
Transfer agency fees	43
Interest expense	553
Other	501

Total expenses	64,427

Less advisory fees waived	(51,347)

Net expenses	13,080

Net investment income (loss)	316,150

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	1,681,642
Futures contracts	24,741

Net realized gain (loss)	1,706,383

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	3,351,054
Futures contracts	(6,487)

Change in net unrealized appreciation (depreciation)	3,344,567

Net realized/unrealized gains (losses)	5,050,950

Change in net assets resulting from operations	$5,367,100

SEE NOTES TO FINANCIAL STATEMENTS.

308	SIX CIRCLES TRUST	DECEMBER 31, 2024

Six Circles International Unconstrained Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,518
Dividend income from non-affiliates	471,360
Foreign taxes withheld	(47,910)
Other Income	19

Total investment income	426,987

EXPENSES:
Investment advisory fees	37,466
Administration fees	394
Custodian and accounting fees	1,953
Professional fees	198
Trustees’ fees	291
Printing and mailing costs	223
Registration and filing fees	249
Transfer agency fees	41
Interest expense	187
Other	422

Total expenses	41,424

Less advisory fees waived	(29,979)

Net expenses	11,445

Net investment income (loss)	415,542

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(38,267)
Futures contracts	2,394
Foreign currency transactions	(3,672)
Forward foreign currency exchange contracts	3,112

Net realized gain (loss)	(36,433)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(86,897)
Futures contracts	(958)
Foreign currency translations	(6,921)
Forward foreign currency exchange contracts	60

Change in net unrealized appreciation (depreciation)	(94,716)

Net realized/unrealized gains (losses)	(131,149)

Change in net assets resulting from operations	$284,393

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	309

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024 (continued)

(Amounts in thousands)

Six Circles Global Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$425,399
Foreign taxes withheld	(279)
Other Income	2

Total investment income	425,122

EXPENSES:
Investment advisory fees	30,833
Administration fees	449
Custodian and accounting fees	3,874
Professional fees	212
Trustees’ fees	237
Printing and mailing costs	187
Registration and filing fees	451
Transfer agency fees	41
Interest expense	6,571
Other	177

Total expenses	43,032

Less advisory fees waived	(23,120)

Net expenses	19,912

Net investment income (loss)	405,210

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(60,607)
Options written	1,517
Futures contracts	282
Foreign currency transactions	(691)
Forward foreign currency exchange contracts	374,362
Securities sold short	(9,194)
Swaps	(447)

Net realized gain (loss)	305,222

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(468,764)
Options purchased	2
Options written	(38)
Futures contracts	(730)
Foreign currency translations	(5,224)
Forward foreign currency exchange contracts	260,145
Securities sold short	14,815
Swaps	5,112

Change in net unrealized appreciation (depreciation)	(194,682)

Net realized/unrealized gains (losses)	110,540

Change in net assets resulting from operations	$515,750

SEE NOTES TO FINANCIAL STATEMENTS.

310	SIX CIRCLES TRUST	DECEMBER 31, 2024

Six Circles Tax Aware Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$346,005
Other Income	— (a)

Total investment income	346,005

EXPENSES:
Investment advisory fees	25,242
Administration fees	373
Custodian and accounting fees	942
Professional fees	160
Trustees’ fees	196
Printing and mailing costs	78
Registration and filing fees	512
Transfer agency fees	32
Interest expense	1
Other	40

Total expenses	27,576

Less advisory fees waived	(14,524)

Net expenses	13,052

Net investment income (loss)	332,953

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(7,590)

Net realized gain (loss)	(7,590)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(85,200)

Change in net unrealized appreciation (depreciation)	(85,200)

Net realized/unrealized gains (losses)	(92,790)

Change in net assets resulting from operations	$240,163

(a)	Amount rounds to less than $500.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	311

CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024 (continued)

(Amounts in thousands)

Six Circles Credit Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$574,688
Dividend income from non-affiliates	3,600
Foreign taxes withheld	(813)
Other Income	1,088

Total investment income	578,563

EXPENSES:
Investment advisory fees	60,502
Administration fees	416
Custodian and accounting fees	1,213
Professional fees	358
Trustees’ fees	168
Printing and mailing costs	283
Registration and filing fees	601
Transfer agency fees	42
Interest expense	132
Other	66

Total expenses	63,781

Less advisory fees waived	(42,907)

Net expenses	20,874

Net investment income (loss)	557,689

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(24,785)
Futures contracts	(2,608)
Foreign currency transactions	(1,848)
Forward foreign currency exchange contracts	3,060
Swaps	16,683

Net realized gain (loss)	(9,498)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	47,239
Futures contracts	(5,305)
Foreign currency translations	(724)
Forward foreign currency exchange contracts	109,343
Swaps	(4,376)
Unfunded commitments	2

Change in net unrealized appreciation (depreciation)	146,179

Net realized/unrealized gains (losses)	136,681

Change in net assets resulting from operations	$694,370

SEE NOTES TO FINANCIAL STATEMENTS.

312	SIX CIRCLES TRUST	DECEMBER 31, 2024

CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024 (continued)

(Amounts in thousands)

Six Circles Multi-Strategy Fund*
INVESTMENT INCOME:
Interest income from non-affiliates	$8,602
Foreign taxes withheld	(3)
Other Income	— (a)

Total investment income	8,599

EXPENSES:
Investment advisory fees	1,998
Administration fees	15
Custodian and accounting fees	73
Professional fees	273
Trustees’ fees	7
Printing and mailing costs	62
Registration and filing fees	81
Transfer agency fees	8
Offering costs	121
Interest expense	71
Other	8

Total expenses	2,717

Less advisory fees waived	(1,230)

Net expenses	1,487

Net investment income (loss)	7,112

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(2,152)
Options written	22
Futures contracts	(4,934)
Foreign currency transactions	(163)
Forward foreign currency exchange contracts	222
Securities sold short	(79)
Swaps	72

Net realized gain (loss)	(7,012)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(180)
Options written	19
Futures contracts	5,033
Foreign currency translations	(75)
Forward foreign currency exchange contracts	167
Securities sold short	123
Swaps	(80)
Unfunded commitments	(1)

Change in net unrealized appreciation (depreciation)	5,006

Net realized/unrealized gains (losses)	(2,006)

Change in net assets resulting from operations	$5,106

*	Six Circles Multi-Strategy Fund was launched on September 18, 2024.
(a)	Amount rounds to less than $500.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	313

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Six Circles Ultra Short Duration Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$31,547	$24,575
Net realized gain (loss)	3,401	(1,797)
Change in net unrealized appreciation (depreciation)	1,409	10,413

Change in net assets resulting from operations	36,357	33,191

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income/realized gains	(30,386)	(22,451)
From return of capital	—	(876)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	83,280	16,424

NET ASSETS:
Change in net assets	89,251	26,288
Beginning of year	593,710	567,422

End of year	$682,961	$593,710

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$139,018	$84,406
Distributions reinvested	30,378	23,323
Cost of shares redeemed	(86,116)	(91,305)

Total change in net assets resulting from capital transactions	$83,280	$16,424

SHARE TRANSACTIONS:
Issued	13,972	8,606
Reinvested	3,059	2,382
Redeemed	(8,658)	(9,310)

Change in Shares	8,373	1,678

SEE NOTES TO FINANCIAL STATEMENTS.

314	SIX CIRCLES TRUST	DECEMBER 31, 2024

	Six Circles Tax Aware Ultra Short Duration Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$26,470	$21,477
Net realized gain (loss)	492	(1,371)
Change in net unrealized appreciation (depreciation)	(163)	7,051

Change in net assets resulting from operations	26,799	27,157

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(25,649)	(20,161)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	95,764	126,900

NET ASSETS:
Change in net assets	96,914	133,896
Beginning of year	698,186	564,290

End of year	$795,100	$698,186

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$185,462	$379,565
Distributions reinvested	25,632	20,142
Cost of shares redeemed	(115,330)	(272,807)

Total change in net assets resulting from capital transactions	$95,764	$126,900

SHARE TRANSACTIONS:
Issued	18,750	38,720
Reinvested	2,596	2,056
Redeemed	(11,669)	(27,738)

Change in Shares	9,677	13,038

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	315

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Six Circles U.S. Unconstrained Equity Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$316,150	$257,596
Net realized gain (loss)	1,706,383	759,865
Change in net unrealized appreciation (depreciation)	3,344,567	3,773,899

Change in net assets resulting from operations	5,367,100	4,791,360

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,618,001)	(270,952)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(474,536)	2,813,655

NET ASSETS:
Change in net assets	3,274,563	7,334,063
Beginning of year	22,024,769	14,690,706

End of year	$25,299,332	$22,024,769

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$3,367,836	$4,954,105
Distributions reinvested	1,614,405	270,423
Cost of shares redeemed	(5,456,777)	(2,410,873)

Total change in net assets resulting from capital transactions	$(474,536)	$2,813,655

SHARE TRANSACTIONS:
Issued	198,566	373,238
Reinvested	89,839	18,421
Redeemed	(319,653)	(182,529)

Change in Shares	(31,248)	209,130

SEE NOTES TO FINANCIAL STATEMENTS.

316	SIX CIRCLES TRUST	DECEMBER 31, 2024

	Six Circles International Unconstrained Equity Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$415,542	$354,846
Net realized gain (loss)	(36,433)	265,769
Change in net unrealized appreciation (depreciation)	(94,716)	1,572,389

Change in net assets resulting from operations	284,393	2,193,004

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(466,722)	(389,226)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,370,466	580,025

NET ASSETS:
Change in net assets	1,188,137	2,383,803
Beginning of year	13,764,429	11,380,626

End of year	$14,952,566	$13,764,429

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,817,998	$2,020,163
Distributions reinvested	466,044	388,666
Cost of shares redeemed	(1,913,576)	(1,828,804)

Total change in net assets resulting from capital transactions	$1,370,466	$580,025

SHARE TRANSACTIONS:
Issued	248,669	196,734
Reinvested	42,291	36,563
Redeemed	(168,399)	(177,372)

Change in Shares	122,561	55,925

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	317

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Six Circles Global Bond Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$405,210	$302,138
Net realized gain (loss)	305,222	(278,229)
Change in net unrealized appreciation (depreciation)	(194,682)	702,880

Change in net assets resulting from operations	515,750	726,789

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(488,731)	(296,396)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	3,405,099	1,852,802

NET ASSETS:
Change in net assets	3,432,118	2,283,195
Beginning of year	10,193,090	7,909,895

End of year	$13,625,208	$10,193,090

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$4,567,418	$3,339,111
Distributions reinvested	488,647	296,374
Cost of shares redeemed	(1,650,966)	(1,782,683)

Total change in net assets resulting from capital transactions	$3,405,099	$1,852,802

SHARE TRANSACTIONS:
Issued	541,374	407,815
Reinvested	57,827	36,308
Redeemed	(194,952)	(218,384)

Change in Shares	404,249	225,739

SEE NOTES TO FINANCIAL STATEMENTS.

318	SIX CIRCLES TRUST	DECEMBER 31, 2024

	Six Circles Tax Aware Bond Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$332,953	$179,685
Net realized gain (loss)	(7,590)	(24,738)
Change in net unrealized appreciation (depreciation)	(85,200)	291,224

Change in net assets resulting from operations	240,163	446,171

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(333,936)	(180,402)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	3,610,415	1,939,283

NET ASSETS:
Change in net assets	3,516,642	2,205,052
Beginning of year	8,065,630	5,860,578

End of year	$11,582,272	$8,065,630

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$4,579,503	$2,847,935
Distributions reinvested	333,762	180,347
Cost of shares redeemed	(1,302,850)	(1,088,999)

Total change in net assets resulting from capital transactions	$3,610,415	$1,939,283

SHARE TRANSACTIONS:
Issued	466,687	297,986
Reinvested	34,105	18,819
Redeemed	(132,825)	(113,519)

Change in Shares	367,967	203,286

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	319

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Six Circles Credit Opportunities Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$557,689	$275,055
Net realized gain (loss)	(9,498)	(130,417)
Change in net unrealized appreciation (depreciation)	146,179	186,951

Change in net assets resulting from operations	694,370	331,589

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(578,645)	(277,853)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	4,896,923	(1,143,884)

NET ASSETS:
Change in net assets	5,012,648	(1,090,148)
Beginning of year	3,371,686	4,461,834

End of year	$8,384,334	$3,371,686

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$7,155,625	$526,656
Distributions reinvested	578,451	277,701
Cost of shares redeemed	(2,837,153)	(1,948,241)

Total change in net assets resulting from capital transactions	$4,896,923	$(1,143,884)

SHARE TRANSACTIONS:
Issued	810,838	60,800
Reinvested	65,263	32,213
Redeemed	(317,010)	(221,495)

Change in Shares	559,091	(128,482)

SEE NOTES TO FINANCIAL STATEMENTS.

320	SIX CIRCLES TRUST	DECEMBER 31, 2024

Six Circles Multi-Strategy Fund*
Period Ended December 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,112
Net realized gain (loss)	(7,012)
Change in net unrealized appreciation (depreciation)	5,006

Change in net assets resulting from operations	5,106

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(7,220)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	810,996

NET ASSETS:
Change in net assets	808,882
Beginning of year	—

End of year	$808,882

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$906,933
Distributions reinvested	7,220
Cost of shares redeemed	(103,157)

Total change in net assets resulting from capital transactions	$810,996

SHARE TRANSACTIONS:
Issued	90,249
Reinvested	721
Redeemed	(10,258)

Change in Shares	80,712

*	Six Circles Multi-Strategy Fund was launched on September 18, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	321

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of year	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions

Six Circles Ultra Short Duration Fund
Year Ended December 31, 2024	$9.89	$0.49	$0.09	$0.58	$(0.48)	$—	$—	$(0.48)
Year Ended December 31, 2023	9.73	0.42	0.13	0.55	(0.38)	—	(0.01)	(0.39)
Year Ended December 31, 2022	9.95	0.14	(0.13)	0.01	(0.23)	—	—	(0.23)
Year Ended December 31, 2021	10.03	0.07	(0.06)	0.01	(0.09)	—	—	(0.09)
Year Ended December 31, 2020	9.99	0.15	0.05	0.20	(0.16)	—	—	(0.16)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

322	SIX CIRCLES TRUST	DECEMBER 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of year	Total return (b)	Net assets, end of year (000’s)	Net expenses, with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$9.99	5.96%	$682,961	0.20	(c)%	0.20%	4.97%	0.33%	77.83%
9.89	5.82	593,710	0.19	(c)	0.19	4.24	0.32	60.63
9.73	0.06	567,422	0.19		0.19	1.43	0.32	33.24
9.95	0.15	620,423	0.18	(c)	0.18	0.69	0.31	66.58
10.03	2.05	516,528	0.17	(c)	0.17	1.47	0.31	121.23

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	323

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of year	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Total distributions

Six Circles Tax Aware Ultra Short Duration Fund
Year Ended December 31, 2024	$9.87	$0.36	$—	$0.36	$(0.34)	$(0.34)
Year Ended December 31, 2023	9.78	0.30	0.07	0.37	(0.28)	(0.28)
Year Ended December 31, 2022	9.97	0.10	(0.14)	(0.04)	(0.15)	(0.15)
Year Ended December 31, 2021	10.02	0.06	(0.05)	0.01	(0.06)	(0.06)
Year Ended December 31, 2020	9.98	0.12	0.06	0.18	(0.14)	(0.14)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

324	SIX CIRCLES TRUST	DECEMBER 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of year	Total return (b)	Net assets, end of year (000’s)	Net expenses, with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$9.89	3.74%	$795,100	0.15	(c)%	0.15%	3.59%	0.31%	51.20%
9.87	3.84	698,186	0.15	(c)	0.15	3.09	0.30	62.66
9.78	(0.36)	564,290	0.15		0.15	1.06	0.31	58.13
9.97	0.08	643,067	0.15	(c)	0.15	0.63	0.30	49.05
10.02	1.81	568,826	0.14	(c)	0.14	1.22	0.30	89.21

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	325

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of year	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles U.S. Unconstrained Equity Fund
Year Ended December 31, 2024	$14.84	$0.22	$3.51	$3.73	$(0.23)	$(0.93)	$(1.16)
Year Ended December 31, 2023	11.52	0.19	3.31	3.50	(0.17)	(0.01)	(0.18)
Year Ended December 31, 2022	15.01	0.16	(3.34)	(3.18)	(0.16)	(0.15)	(0.31)
Year Ended December 31, 2021	13.44	0.20	3.84	4.04	(0.19)	(2.28)	(2.47)
Year Ended December 31, 2020	11.12	0.20	2.87	3.07	(0.21)	(0.54)	(0.75)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

326	SIX CIRCLES TRUST	DECEMBER 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of year	Total return (b)	Net assets, end of year (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$17.41	24.87%	$25,299,332	0.05%	1.29%	0.26%	38.08%
14.84	30.43	22,024,769	0.06	1.40	0.27	62.51
11.52	(21.22)	14,690,706	0.06	1.26	0.27	48.77
15.01	30.48	18,337,953	0.05	1.26	0.26	70.88
13.44	27.64	13,064,418	0.06	1.71	0.27	71.32

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	327

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations				Distributions
	Net asset value, beginning of year	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles International Unconstrained Equity Fund
Year Ended December 31, 2024	$10.75	$0.32		$(0.06)	$0.26	$(0.35)	$—	$(0.35)
Year Ended December 31, 2023	9.30	0.28		1.48	1.76	(0.31)	—	(0.31)
Year Ended December 31, 2022	11.10	0.28		(1.79)	(1.51)	(0.29)	—	(0.29)
Year Ended December 31, 2021	9.98	0.28	(d)	1.11	1.39	(0.27)	—	(0.27)
Year Ended December 31, 2020	9.59	0.22		0.37	0.59	(0.16)	(0.04)	(0.20)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Includes income recognized from non-cash dividends which amounted to $0.02 per share and 0.152% of average net assets for the year ended December 31, 2021
(e)	Includes interest expense, which was 0.009% for the year ended December 31, 2021.
(f)	Includes interest expense, which was 0.009% for the year ended December 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

328	SIX CIRCLES TRUST	DECEMBER 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of year	Total return (b)	Net assets, end of year (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate

$10.66	2.28%	$14,952,566	0.08%		2.77%		0.28%	38.63%
10.75	18.96	13,764,429	0.08		2.77		0.28	77.31
9.30	(13.60)	11,380,626	0.08		2.95		0.28	69.15
11.10	14.04	14,228,563	0.10	(e)	2.61	(d)	0.30	61.71
9.98	6.17	8,621,638	0.10	(f)	2.52		0.30	104.24

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	329

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain		Return of capital	Total distributions

Six Circles Global Bond Fund
Year Ended December 31, 2024	$8.48	$0.28	$0.05	$0.33	$(0.33)	$—		$—	$(0.33)
Year Ended December 31, 2023	8.10	0.26	0.38	0.64	—	—		(0.26)	(0.26)
Year Ended December 31, 2022	9.87	0.15	(1.02)	(0.87)	(0.90)	—		—	(0.90)
Year Ended December 31, 2021	10.20	0.09	(0.17)	(0.08)	(0.25)	—	(i)	—	(0.25)
Period Ended December 31, 2020*	10.00	0.05	0.22	0.27	(0.07)	—		—	(0.07)

*	Six Circles Global Bond Fund was launched on May 19, 2020.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Includes interest expense, which was 0.053% for the year ended December 31, 2024.
(g)	Includes interest expense, which was 0.058% for the year ended December 31, 2023.
(h)	Includes interest expense, which was 0.006% for the year ended December 31, 2022.
(i)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

330	SIX CIRCLES TRUST	DECEMBER 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses, with interest expense (e)		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$8.48	3.95%	$13,625,208	0.16	%(f)	0.11%	3.29%	0.35%	189.59%
8.48	8.02	10,193,090	0.18	(g)	0.12	3.21	0.36	167.69
8.10	(8.84)	7,909,895	0.12	(h)	0.12	1.60	0.31	227.27
9.87	(0.74)	7,804,063	0.11		0.11	0.86	0.30	308.56
10.20	2.67	6,619,708	0.16		0.16	0.74	0.36	198.77

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	331

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain		Total distributions

Six Circles Tax Aware Bond Fund
Year Ended December 31, 2024	$9.85	$0.32	$(0.09)	$0.23	$(0.32)	$—		$(0.32)
Year Ended December 31, 2023	9.52	0.27	0.33	0.60	(0.27)	—		(0.27)
Year Ended December 31, 2022	10.46	0.17	(0.94)	(0.77)	(0.17)	—		(0.17)
Year Ended December 31, 2021	10.45	0.11	0.01	0.12	(0.11)	—	(f)	(0.11)
Period Ended December 31, 2020*	10.00	0.05	0.45	0.50	(0.05)	—		(0.05)

*	Six Circles Tax Aware Bond Fund was launched on May 19, 2020.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

332	SIX CIRCLES TRUST	DECEMBER 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.76	2.37%	$11,582,272	0.13%	3.30%	0.27%	12.29%
9.85	6.37	8,065,630	0.14	2.79	0.28	12.31
9.52	(7.41)	5,860,578	0.14	1.71	0.28	49.51
10.46	1.15	6,392,319	0.13	1.04	0.28	13.54
10.45	5.03	5,029,650	0.18	0.85	0.35	35.13

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	333

CONSOLIDATED FINANCIAL HIGHLIGHTS†

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions		Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Credit Opportunities Fund
Year Ended December 31, 2024	$8.76	$0.62	$0.12		$0.74	$(0.62)	$—	$(0.62)
Year Ended December 31, 2023	8.69	0.70	0.09		0.79	(0.72)	—	(0.72)
Year Ended December 31, 2022	10.28	0.58	(1.61)		(1.03)	(0.56)	—	(0.56)
Year Ended December 31, 2021	10.29	0.34	0.01	(f)	0.35	(0.35)	(0.01)	(0.36)
Period Ended December 31, 2020*	10.00	0.13	0.28		0.41	(0.12)	—	(0.12)

†	Not consolidated for periods ended before December 31, 2023.
*	Six Circles Credit Opportunities Fund was launched on August 19, 2020.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

334	SIX CIRCLES TRUST	DECEMBER 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses with interest expense (e)	Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$8.88	8.65%	$8,384,334	0.26%	0.26%	6.91%	0.79%	68.92%
8.76	9.56	3,371,686	0.29	0.29	8.08	0.79	51.47
8.69	(10.02)	4,461,834	0.29	0.29	6.45	0.80	123.84
10.28	3.42	3,579,429	0.25	0.25	3.26	0.81	51.33
10.29	4.11	1,076,525	0.44	0.44	3.40	1.11	11.35

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	335

CONSOLIDATED FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Total distributions

Six Circles Multi-Strategy Fund
Period Ended December 31, 2024*	$10.00	$0.13	$(0.02)	$0.11	$(0.09)	$(0.09)

*	Six Circles Multi-Strategy Fund was launched on September 18, 2024.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, which was 0.013% for the period ended December 31, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

336	SIX CIRCLES TRUST	DECEMBER 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$10.02	1.10%	$808,882	0.69	%(e)	0.68%	4.69%	1.45%	162.07%

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	337

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024

1. Organization

Six Circles Trust (the “Trust”) was formed on November 8, 2017, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 8, 2017, as amended and restated June 12, 2018, and further amended to add fund series on September 21, 2018, November 19, 2019, April 13, 2020 and March 20, 2024, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are eight separate series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report. Each Fund currently offers one class of shares.

Fund	Commencement of Operations	Diversification Status
Six Circles Ultra Short Duration Fund	July 9, 2018	Diversified
Six Circles Tax Aware Ultra Short Duration Fund	July 9, 2018	Diversified
Six Circles U.S. Unconstrained Equity Fund	July 9, 2018	Non-Diversified
Six Circles International Unconstrained Equity Fund	July 9, 2018	Non-Diversified
Six Circles Global Bond Fund	May 19, 2020	Non-Diversified
Six Circles Tax Aware Bond Fund	May 19, 2020	Diversified
Six Circles Credit Opportunities Fund	August 19, 2020	Diversified
Six Circles Multi-Strategy Fund	September 18, 2024	Non-Diversified

The investment objective of each of the Six Circles Ultra Short Duration Fund and the Six Circles Tax Aware Ultra Short Duration Fund is to generate current income consistent with capital preservation.

The investment objective of each of the Six Circles U.S. Unconstrained Equity Fund and the Six Circles International Unconstrained Equity Fund is to provide capital appreciation.

The investment objective of the Six Circles Global Bond Fund, the Six Circles Credit Opportunities Fund and the Six Circles Multi-Strategy Fund is to provide total return.

The investment objective of the Six Circles Tax Aware Bond Fund is to provide after-tax total return.

The investment objective of the Six Circles Multi-Strategy Fund is to provide long-term capital appreciation.

J.P. Morgan Private Investments Inc. (“JPMPI”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged certain Sub-Advisers to manage the assets of the Funds.

Effective November 8, 2023, the Six Circles Credit Opportunities Fund launched the Six Circles Credit Opportunities Fund (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The subsidiary is advised by JPMPI and sub-advised by Pacific Investment Management Company LLC (“PIMCO”).

Effective October 8, 2024 the Six Circles Multi-Strategy Fund launched the Six Circles Multi-Strategy Sub-Fund I Ltd. and the Six Circles Multi-Strategy Sub-Fund II Ltd., both which are wholly-owned subsidiaries of the Six Circles Multi-Strategy Fund and organized under the laws of the Cayman Islands. The subsidiaries are advised by JPMPI and sub-advised by Dynamic Beta Investments LLC and AHL Partners LLP respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation

The subsidiaries’ investments, as well as any other assets and liabilities of the subsidiaries, are reflected in the Six Circles Credit Opportunities Fund and the Six Circles Multi-Strategy Fund’s Consolidated Schedule of Portfolio Investments and Consolidated Statement of Assets and Liabilities. All intercompany accounts and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the Adviser as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the 1940 Act. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not

338	SIX CIRCLES TRUST	DECEMBER 31, 2024

limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Exchange-traded futures contracts and options are generally valued on the basis of available market quotations. Swaps, forward foreign currency exchange contracts and over the counter options are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

DECEMBER 31, 2024	SIX CIRCLES TRUST	339

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024 (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$115,702	$—	$115,702
Certificates of Deposit
Financial	—	3,044	—	3,044
Collateralized Mortgage Obligations	—	32,384	800	33,184
Commercial Mortgage-Backed Securities	—	22,704	—	22,704
Corporate Bonds
Basic Materials	—	8,621	—	8,621
Communications	—	40,229	—	40,229
Consumer Cyclical	—	35,895	—	35,895
Consumer Non-cyclical	—	37,156	—	37,156
Energy	—	14,722	—	14,722
Financial	—	146,188	—	146,188
Industrial	—	20,283	—	20,283
Technology	—	13,526	—	13,526
Utilities	—	27,849	—	27,849

Total Corporate Bonds	—	344,469	—	344,469

Foreign Government Securities	—	501	—	501
Mortgage-Backed Securities	—	5,647	—	5,647
U.S. Government Agency Securities	—	1,995	—	1,995
U.S. Treasury Obligations	—	48,298	—	48,298
Short-Term Investments
Certificates of Deposit	—	10,511	—	10,511
Commercial Papers	—	19,926	—	19,926
Foreign Government Securities	—	26,258	—	26,258
Time Deposits	—	3,531	—	3,531
U.S. Treasury Obligations	—	44,040	—	44,040

Total Short-Term Investments	—	104,266	—	104,266

Total Investments in Securities	$—	$679,010	$800	$679,810

Appreciation in Other Financial Instruments
Futures contracts	$489	$—	$—	$489
Forward Foreign Currency Exchange contracts	—	1,928	—	1,928
Centrally Cleared Interest Rate Swap contracts	—	166	—	166

Total Appreciation in Other Financial Instruments	$489	$2,094	$—	$2,583

Depreciation in Other Financial Instruments
Futures contracts	$(716)	$—	$—	$(716)
Forward Foreign Currency Exchange contracts	—	(8)	—	(8)
Centrally Cleared Interest Rate Swap contracts	—	(38)	—	(38)
Centrally Cleared Credit Default Swap contracts	—	(1)	—	(1)

Total Depreciation in Other Financial Instruments	$(716)	$(47)	$—	$(763)

340	SIX CIRCLES TRUST	DECEMBER 31, 2024

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$64,348	$—	$64,348
Certificates of Deposit
Financial	—	3,229	—	3,229
Collateralized Mortgage Obligations	—	26,860	900	27,760
Commercial Mortgage-Backed Securities	—	6,479	—	6,479
Corporate Bonds
Communications	—	4,382	—	4,382
Consumer Cyclical	—	16,763	—	16,763
Consumer Non-cyclical	—	7,262	—	7,262
Energy	—	749	—	749
Financial	—	74,634	—	74,634
Industrial	—	7,505	—	7,505
Utilities	—	3,176	—	3,176

Total Corporate Bonds	—	114,471	—	114,471

Foreign Government Securities	—	801	—	801
Mortgage-Backed Securities	—	6,674	—	6,674
Municipal Bonds	—	519,846	—	519,846
U.S. Government Agency Securities	—	2,295	—	2,295
U.S. Treasury Obligations	—	2,759	—	2,759
Short-Term Investments
Commercial Papers	—	3,193	—	3,193
Foreign Government Securities	—	4,590	—	4,590
Municipal Bonds	—	30,839	—	30,839
Repurchase Agreement	—	3,800	—	3,800
Time Deposits	—	1,359	—	1,359
U.S. Treasury Obligations	—	41	—	41

Total Short-Term Investments	—	43,822	—	43,822

Total Investments in Securities	$—	$791,584	$900	$792,484

Appreciation in Other Financial Instruments
Futures contracts	$318	$—	$—	$318
Forward Foreign Currency Exchange contracts	—	801	—	801
Centrally Cleared Interest Rate Swap contracts	—	193	—	193

Total Appreciation in Other Financial Instruments	$318	$994	$—	$1,312

Depreciation in Other Financial Instruments
Futures contracts	$(820)	$—	$—	$(820)
Forward Foreign Currency Exchange contracts	—	(3)	—	(3)
Centrally Cleared Interest Rate Swap contracts	—	(46)	—	(46)
Centrally Cleared Credit Default Swap contracts	—	(2)	—	(2)

Total Depreciation in Other Financial Instruments	$(820)	$(51)	$—	$(871)

DECEMBER 31, 2024	SIX CIRCLES TRUST	341

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024 (continued)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$271,407	$—	$—	$271,407
Communications	4,448,102	—	—	4,448,102
Consumer Cyclical	2,428,363	—	—	2,428,363
Consumer Non-cyclical	3,815,500	—	—	3,815,500
Energy	710,944	—	—	710,944
Financial	4,894,300	—	—	4,894,300
Industrial	1,643,928	—	—	1,643,928
Technology	6,875,011	—	—	6,875,011
Utilities	124,076	—	—	124,076

Total Common Stocks	25,211,631	—	—	25,211,631

Short-Term Investments
Time Deposits	—	71,687	—	71,687

Total Investments in Securities	$25,211,631	$71,687	$—	$25,283,318

Depreciation in Other Financial Instruments
Futures contracts	$(1,738)	$—	$—	$(1,738)

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$4,292	$35,981	$—	$40,273
Belgium	—	99,244	—	99,244
Britain	—	5,722	—	5,722
Canada	275,012	—	—	275,012
Chile	—	7,678	—	7,678
China	—	1,399	—	1,399
Denmark	—	834,587	—	834,587
Finland	12,393	145,990	—	158,383
France	1,879	1,976,490	—	1,978,369
Germany	169,547	1,907,554	—	2,077,101
Hong Kong	—	39,761	—	39,761
Ireland	24,528	119,392	—	143,920
Italy	—	512,767	—	512,767
Japan	2,139	738,611	—	740,750
Luxembourg	—	18,162	—	18,162
Netherlands	22,053	1,004,937	—	1,026,990
Norway	5,509	76,435	—	81,944
Poland	—	5,025	—	5,025
Portugal	1,385	16,970	—	18,355
Spain	—	396,304	—	396,304
Sweden	24,999	543,635	—	568,634
Switzerland	10,113	2,293,072	—	2,303,185
Taiwan	—	327,646	—	327,646
United Arab Emirates	—	—	—	—
United Kingdom	4,124	2,986,551	—	2,990,675
United States	2,201	—	—	2,201

Total Common Stocks	560,174	14,093,913	—	14,654,087

342	SIX CIRCLES TRUST	DECEMBER 31, 2024

Six Circles International Unconstrained Equity Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Preferred Stocks
Germany	$4,083	$44,728	$—	$48,811
Short-Term Investments
Time Deposits	—	193,187	—	193,187

Total Investments in Securities	$564,257	$14,331,828	$—	$14,896,085

Appreciation in Other Financial Instruments
Futures contracts	$94	$—	$—	$94

Depreciation in Other Financial Instruments
Futures contracts	$(991)	$—	$—	$(991)

Six Circles Global Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$47,075	$—	$47,075
Collateralized Mortgage Obligations	—	274,752	—	274,752
Commercial Mortgage-Backed Securities	—	52,004	—	52,004
Corporate Bonds
Basic Materials	—	82,214	—	82,214
Communications	—	206,164	—	206,164
Consumer Cyclical	—	208,646	—	208,646
Consumer Non-cyclical	—	487,868	—	487,868
Energy	—	122,911	—	122,911
Financial	—	1,434,488	—	1,434,488
Government	—	207,141	—	207,141
Industrial	—	325,902	—	325,902
Technology	—	81,733	—	81,733
Utilities	—	300,414	—	300,414

Total Corporate Bonds	—	3,457,481	—	3,457,481

Foreign Government Securities	—	7,411,524	—	7,411,524
Mortgage-Backed Securities	—	1,777,126	5,081	1,782,207
Municipal Bonds	—	7,564	—	7,564
U.S. Government Agency Securities	—	12,269	—	12,269
U.S. Treasury Obligations	—	963,408	—	963,408
Short-Term Investments
Repurchase Agreement	—	6,700	—	6,700
Time Deposits	—	126,582	—	126,582
U.S. Treasury Obligations	—	161,473	—	161,473

Total Short-Term Investments	—	294,755	—	294,755

Total Investments in Securities	$—	$14,297,958	$5,081	$14,303,039

Liabilities
Debt Securities
Mortgage-Backed Securities	$—	$213,431	$—	$213,431

DECEMBER 31, 2024	SIX CIRCLES TRUST	343

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024 (continued)

Six Circles Global Bond Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures contracts	$2,350	$—	$—	$2,350
Forward Foreign Currency Exchange contracts	—	253,442	—	253,442
OTC Interest Rate Swaps contracts	—	59	—	59
Centrally Cleared Interest Rate Swap contracts	—	4,378	—	4,378
Centrally Cleared Credit Default Swaps contracts	—	2	—	2
Purchased Put Interest Rate Swaptions contracts	—	7	—	7

Total Appreciation in Other Financial Instruments	$2,350	$257,888	$—	$260,238

Depreciation in Other Financial Instruments
Futures contracts	$(2,457)	$—	$—	$(2,457)
Forward Foreign Currency Exchange contracts	—	(54,295)	—	(54,295)
OTC Interest Rate Swap contracts	—	(68)	—	(68)
Centrally Cleared Interest Rate Swap contracts	—	(5,163)	—	(5,163)
Written Option contracts
Written Put Option contracts	—	(132)	—	(132)

Total Written Option contracts	—	(132)	—	(132)

Total Depreciation in Other Financial Instruments	$(2,457)	$(59,658)	$—	$(62,115)

Six Circles Tax Aware Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds	$—	$11,329,009	$—	$11,329,009
Short-Term Investments
Municipal Bonds	—	14,582	—	14,582
Time Deposits	—	129,427	—	129,427

Total Short-Term Investments	—	144,009	—	144,009

Total Investments in Securities	$—	$11,473,018	$—	$11,473,018

Six Circles Credit Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$211,466	$—	$211,466
Collateralized Mortgage Obligations	—	10,567	—	10,567
Commercial Mortgage-Backed Securities	—	30,264	—	30,264
Convertible Bonds
Communications	—	8,521	—	8,521
Consumer Cyclical	—	2,698	—	2,698
Consumer Non-cyclical	—	12,021	—	12,021
Energy	—	6,415	—	6,415
Financial	—	4,864	—	4,864
Industrial	—	743	—	743
Technology	—	14,575	—	14,575
Utilities	—	8,018	—	8,018

Total Convertible Bonds	—	57,855	—	57,855

344	SIX CIRCLES TRUST	DECEMBER 31, 2024

Six Circles Credit Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds
Basic Materials	$—	$292,716	$—	$292,716
Communications	—	993,618	9	993,627
Consumer Cyclical	—	1,060,876	—	1,060,876
Consumer Non-cyclical	—	992,761	—	992,761
Diversified	—	2,493	—	2,493
Energy	—	685,334	640	685,974
Financial	—	1,115,082	3,900	1,118,982
Government	—	167	—	167
Industrial	—	707,996	—	707,996
Technology	—	257,525	—	257,525
Utilities	—	269,624	—	269,624

Total Corporate Bonds	—	6,378,192	4,549	6,382,741

Foreign Government Securities	—	700,212	—	700,212
Mortgage-Backed Securities	—	22,910	—	22,910
U.S. Treasury Obligations	—	84,545	—	84,545
Common Stocks
Basic Materials	—	—	2,111	2,111
Communications	2,577	—	6,230	8,807
Financial	—	—	—	—
Utilities	—	—	1,203	1,203

Total Common Stocks	2,577	—	9,544	12,121

Exchange-Traded Funds	65,234	—	—	65,234
Preferred Stocks
Communications	—	—	1,010	1,010
Consumer Cyclical	—	—	6,467	6,467

Total Preferred Stocks	—	—	7,477	7,477

Loan Assignments
Basic Materials	—	11,347	—	11,347
Communications	—	74,894	—	74,894
Consumer Cyclical	—	52,648	—	52,648
Consumer Non-cyclical	—	77,547	—	77,547
Diversified	—	1,748	—	1,748
Energy	—	5,642	—	5,642
Financial	—	28,786	2,400	31,186
Government	—	—	9,110	9,110
Industrial	—	44,698	2,390	47,088
Technology	—	89,413	—	89,413
Utilities	—	1,559	—	1,559

Total Loan Assignments	—	388,282	13,900	402,182

Short-Term Investments
Commercial Papers	$—	$4,499	$—	$4,499
Corporate Bond	—	489	—	489
Time Deposits	—	162,297	—	162,297
U.S. Treasury Obligations	—	6,359	—	6,359

Total Short-Term Investments	—	173,644	—	173,644

Total Investments in Securities	$67,811	$8,057,937	$35,470	$8,161,218

Appreciation in Other Financial Instruments
Futures contracts	$329	$—	$—	$329
Forward Foreign Currency Exchange contracts	—	111,040	—	111,040
Centrally Cleared Interest Rate Swap contracts	—	2,927	—	2,927
OTC Credit Default Swaps contracts	—	290	—	290
Centrally Cleared Credit Default Swaps contracts	—	2,070	—	2,070

Total Appreciation in Other Financial Instruments	$329	$116,327	$—	$116,656

DECEMBER 31, 2024	SIX CIRCLES TRUST	345

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024 (continued)

Six Circles Credit Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures contracts	$(3,508)	$—	$—	$(3,508)
Forward Foreign Currency Exchange contracts	—	(2,054)	—	(2,054)
Centrally Cleared Interest Rate Swap contracts	—	(7,015)	—	(7,015)
OTC Credit Default Swaps contracts	—	(130)	—	(130)
Centrally Cleared Credit Default Swaps contracts	—	(869)	—	(869)

Total Depreciation in Other Financial Instruments	$(3,508)	$(10,068)	$—	$(13,576)

There were no significant transfers into or out of level 3 for the year ended December 31, 2024 for the Funds.

Six Circles Multi-Strategy Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$72,445	$—	$72,445
Collateralized Mortgage Obligations	—	172,373	—	172,373
Corporate Bonds
Basic Materials	—	387	—	387
Communications	—	2,399	—	2,399
Consumer Cyclical	—	3,645	—	3,645
Consumer Non-cyclical	—	3,183	—	3,183
Energy	—	771	—	771
Financial	—	3,274	—	3,274
Industrial	—	146	—	146
Mortgage Securities	—	—	19,059	19,059
Technology	—	2,160	—	2,160
Utilities	—	1,081	—	1,081

Total Corporate Bonds	—	17,046	19,059	36,105

Mortgage-Backed Securities	—	239,618	—	239,618
Loan Assignments
Basic Materials	—	2,917	—	2,917
Communications	—	14,431	—	14,431
Consumer Cyclical	—	18,998	—	18,998
Consumer Non-cyclical	—	25,158	—	25,158
Energy	—	5,752	—	5,752
Financial	—	31,966	—	31,966
Industrial	—	17,789	—	17,789
Technology	—	36,346	—	36,346
Utilities	—	7,023	—	7,023

Total Loan Assignments	—	160,380	—	160,380

Short-Term Investments
Repurchase Agreement	—	17,600	—	17,600
Time Deposits	—	229,175	—	229,175
U.S. Treasury Obligations	—	100,955	—	100,955

Total Short-Term Investments	—	347,730	—	347,730

Total Investments in Securities	$—	$1,009,592	$19,059	$1,028,651

Liabilities
Debt Securities
Mortgage-Backed Securities	$—	$18,920	$—	$18,920

346	SIX CIRCLES TRUST	DECEMBER 31, 2024

Six Circles Multi-Strategy Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures contracts	$11,255	$—	$—	$11,255
Forward Foreign Currency Exchange contracts	—	180	—	180
OTC Total Return Swap contracts	—	1	—	1

Total Appreciation in Other Financial Instruments	$11,255	$181	$—	$11,436

Depreciation in Other Financial Instruments
Futures contracts	$(6,222)	$—	$—	$(6,222)
Forward Foreign Currency Exchange contracts	—	(13)	—	(13)
Centrally Cleared Interest Rate Swap contracts	—	(81)	—	(81)
Written Option contracts
Written Put Option contracts	—	(5)	—	(5)

Total Written Option contracts	—	(5)	—	(5)

Total Depreciation in Other Financial Instruments	$(6,222)	$(99)	$—	$(6,321)

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Six Circles Multi-Strategy Fund

Corporate Bonds
Balance, beginning of period*	—
Purchases	19,059
Sales/Paydowns	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Amortization	—
Transfers from Level 3	—
Transfers to Level 3	—

Balance, period ended December 31, 2024	19,059

*	Six Circles Multi-Strategy Fund was launched on September 18, 2024.

Quantative Information about Level 3 Fair Value Measurements

Six Circles Multi-Strategy Fund

	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Corporate Bonds	19,059	Cost Approach	Primary Market trades	N/A

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds may purchase when-issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchase delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the

DECEMBER 31, 2024	SIX CIRCLES TRUST	347

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024 (continued)

settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

D. Investments in Cayman Subsidiaries — As part of its principal investment strategy, the Six Circles Multi-Strategy Fund seeks to gain exposure to the commodity markets by investing up to 25% of its total assets in wholly-owned subsidiaries, which are organized under the laws of the Cayman Islands, as described in Note 1. Generally, the subsidiaries will invest primarily in commodity futures, but may also invest in financial futures and forwards and swap contracts, fixed income securities, pooled investment vehicles, including open-end investment companies, and other investments intended to serve as margin or collateral for such subsidiary’s derivative positions. The Fund invests in the subsidiaries in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies.” Unlike the Funds, the subsidiaries may invest without limitation in commodity-linked derivatives; however, the subsidiaries and the Fund, in the aggregate, will comply with applicable requirements for derivatives transactions set forth in Rule 18f-4 under the Investment Company Act.

As part of its principal investment strategy, the Six Circles Credit Opportunities Fund will seek to purchase certain newly-issued Regulation S securities in its Asia High Yield sleeve through investments in a Cayman subsidiary, as described in Note 1.

In addition, the Six Circles Multi-Strategy and Credit Opportunities Funds and each of their subsidiaries will comply with the same fundamental investment restrictions on an aggregate basis, and follow the same compliance policies and procedures to the extent those restrictions, policies and procedures are applicable to the investment activities of each of the subsidiaries. The subsidiaries are treated as corporations for U.S. federal income tax purposes. Unlike the Funds, the subsidiaries do not, and will not, seek to qualify as “regulated investment companies” under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended. The Six Circles Multi-Strategy and Credit Opportunities Funds are the sole shareholder of the subsidiaries and do not expect shares of the subsidiaries to be offered or sold to other investors. The Funds do not intend to create or acquire primary control of any entity that primarily engages in investment activities, in securities or other assets, other than the entities that are wholly-owned by the Funds. As of December 31, 2024, the net assets of the subsidiaries were $0 representing 0.00% and $35,054,817 representing 4.33% of the Six Circles Credit Opportunities Fund and the Six Circles Multi-Strategy Fund’s consolidated net assets, respectively.

E. Loan Assignments — The Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent administers the terms of the loan, as specified in the loan agreement. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest. The Adviser or Sub-Advisers may have access to material non-public information regarding the Borrower.

Certain loan assignments are also subject to the risks described under Note 5.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities, if any. As of December 31, 2024 the Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund had the following loan commitments outstanding in which all or a portion of the commitment was unfunded (amounts in thousands):

Six Circles Credit Opportunities Fund

					Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par	Value	Par	Value	Par	Value
Doncasters US Finance LLC	Delayed Draw Term Loan	04/23/2030	1.50%	1.50%	$223	$221	$—	$—	$223	$221
ArchKey Holdings Inc.	Initial Delayed Draw Term Loan	11/01/2031	1.00%	1.00%	85	86	—	—	85	86
Graftech International Ltd.	Delayed TL	11/11/2029	1.00%	1.00%	241	241	481	481	722	722
Raven Acquisition Holdings LLC	2024 Delayed Draw Term Loan	11/19/2031	3.25%	3.25%	205	206	—	—	205	206

					$754	$754	$481	$481	$1,235	$1,235

Six Circles Multi-Strategy Fund
					Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par	Value	Par	Value	Par	Value
Focus Financial Partners LLC	2024 Delayed Draw Term Loan	09/15/2031	1.63%	1.63%	$34	$34	$221	$223	$255	$257
RFS Opco LLC	Amendment No.1 Delayed Draw Term Loan	04/04/2031	1.00%	1.00%	180	179	—	—	180	179

					$214	$213	$221	$223	$435	$436

348	SIX CIRCLES TRUST	DECEMBER 31, 2024

F. Derivatives — The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Fund.

Notes F(1) — F(4) below describe the various derivatives used by the Funds.

(1) Options — The Six Circles Global Bond Fund and Six Circles Multi-Strategy Fund purchased and sold (“wrote”) put and call options on securities to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Funds’ option contracts are subject to master netting arrangements.

(2) Futures Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund used interest rate futures to manage interest rate risks associated with portfolio investments. The Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund and Six Circles Multi-Strategy Fund used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract

DECEMBER 31, 2024	SIX CIRCLES TRUST	349

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024 (continued)

at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3) Forward Foreign Currency Exchange Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4) Swaps — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

350	SIX CIRCLES TRUST	DECEMBER 31, 2024

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Total Return Swaps

The Six Circles Multi-Strategy Fund entered into total return index swaps to gain exposure to specific indices and manage portfolio risk. These instruments can provide the Fund with the ability to gain or reduce exposure to certain market segments without directly investing in underlying securities.

A total return index swap is a contract in which one party agrees to pay the other the total return of a specified index, including both capital gains and income, in exchange for periodic payments based on a fixed or floating interest rate.

(5) Summary of Derivatives Information

The following tables present the value of derivatives held as of December 31, 2024, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Six Circles Ultra Short Duration Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	Total
Credit contracts	Receivables	$—	$—	$16	$16
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	489	—	155	644
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	—	—	—	—
Foreign exchange contracts	Receivables	—	1,928	—	1,928

Total		$489	$1,928	$171	$2,588

Gross Liabilities:
Credit contracts	Payables	$—	$—	$—	$—
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(716)	—	(20)	(736)
Equity contracts	Payables, Net Assets — Unrealized Depreciation	—	—	—	—
Foreign exchange contracts	Payables	—	(8)	—	(8)

Total		$(716)	$(8)	$(20)	$(744)

a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

DECEMBER 31, 2024	SIX CIRCLES TRUST	351

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024 (continued)

Six Circles Tax Aware Ultra Short Duration Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	Total
Credit contracts	Receivables	$—	$—	$27	$27
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	318	—	180	498
Foreign exchange contracts	Receivables	—	801	—	801

Total		$318	$801	$207	$1,326

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(820)	$—	$(24)	$(844)
Foreign exchange contracts	Payables	—	(3)	—	(3)

Total		$(820)	$(3)	$(24)	$(847)

a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles U.S. Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Liabilities:		Futures Contracts (a)
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(1,738)

a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles International Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$94

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(991)

a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

352	SIX CIRCLES TRUST	DECEMBER 31, 2024

Six Circles Global Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	OTC Options Written	OTC Options Purchased	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$2,350	$—	$9,527	$59	$—	$7	$11,943
Foreign exchange contracts	Receivables	—	253,442	—	—	—	—	253,442

Total		$2,350	$253,442	$9,527	$59	$—	$7	$265,385

Gross Liabilities:
Credit contracts	Payables	—	—	(112)	—	—	—	(112)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(2,457)	—	(11,067)	(68)	(132)	—	(13,724)
Foreign exchange contracts	Payables	—	(54,295)	—	—	—	—	(54,295)

Total		$(2,457)	$(54,295)	$(11,179)	$(68)	$(132)	$—	$(68,131)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles Credit Opportunities Fund

Derivative Contracts	Consolidated Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	Total
Credit contracts	Receivables	$—	$—	$33,029	$686	$33,715
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	329	—	3,956	—	4,285
Foreign exchange contracts	Receivables	—	111,040	—	—	111,040

Total		$329	$111,040	$36,985	$686	$149,040

Gross Liabilities:
Credit contracts	Payables	—	—	(2,651)	(145)	(2,796)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(3,508)	—	(6,586)	—	(10,094)
Foreign exchange contracts	Payables	—	(2,054)	—	—	(2,054)

Total		$(3,508)	$(2,054)	$(9,237)	$(145)	$(14,944)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the Consolidated SOIs. The Consolidated Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the Consolidated SOIs. The Consolidated Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

DECEMBER 31, 2024	SIX CIRCLES TRUST	353

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024 (continued)

Six Circles Multi-Strategy Fund

Derivative Contracts	Consolidated Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	OTC Options Written	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$2,495	$—	$—	$—	$—	$2,495
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	8,760	—	—	1	—	8,761
Foreign exchange contracts	Receivables	—	180	—	—	—	180

Total		$11,255	$180	$—	$1	$—	$11,436

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(678)	—	(88)	—	(5)	(771)
Equity contracts	Payables, Net Assets — Unrealized Depreciation	(5,544)	—	—	—	—	(5,544)
Foreign exchange contracts	Payables	—	(13)	—	—	—	(13)

Total		$(6,222)	$(13)	$(88)	$—	$(5)	$(6,328)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the Consolidated SOIs. The Consolidated Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the Consolidated SOIs. The Consolidated Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

354	SIX CIRCLES TRUST	DECEMBER 31, 2024

The following tables present the Funds’ gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of December 31, 2024 (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)		Derivatives Available for offset		Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$198		$(3)		$(170)	$25
BNP Paribas	—	(b)	(—	)(b)	—	—	(b)
Citibank, NA	875		—		—	875
Deutsche Bank AG	510		—		(270)	240
UBS AG LONDON	345		—		—	345

	$1,928		$(3)		$(440)	$1,485

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$5	$—	$—	$5
Barclays Bank plc	3	(3)	—	—

	$8	$(3)	$—	$5

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Amount rounds to less than $500.

Six Circles Tax Aware Ultra Short Duration Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$218	$(3)	$(200)	$15
Deutsche Bank AG	583	—	(310)	273

	$801	$(3)	$(510)	$288

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Barclays Bank plc	$3	$(3)	$—	$—

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

DECEMBER 31, 2024	SIX CIRCLES TRUST	355

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024 (continued)

Six Circles Global Bond Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$19,184	$(1,737)	$(1,428)	$16,019
Bank of New York Mellon	93,805	(20,480)	—	73,325
Barclays Bank plc	11,630	(11,630)	—	—
BNP Paribas	1,909	(52)	—	1,857
Brown Brothers Harriman & Co.	20,980	(396)	—	20,584
Citibank, NA	6,405	(21)	(2,909)	3,475
Deutsche Bank AG	44,221	(2,642)	(2,130)	39,449
Goldman Sachs International	5,940	(1,106)	(3,630)	1,204
HSBC Bank plc	1,074	(17)	(830)	227
Morgan Stanley & Co.	959	(69)	(500)	390
Royal Bank of Canada	972	(18)	—	954
Standard Chartered Bank	8,450	—	—	8,450
Toronto-Dominion Bank (The)	22	—	—	22
UBS AG London	37,957	(342)	—	37,615

	$253,508	$(38,510)	$(11,427)	$203,571

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$1,737	$(1,737)	$—	$—
Bank of New York Mellon	20,480	(20,480)	—	—
Barclays Bank plc	27,483	(11,630)	—	15,853
BNP Paribas	52	(52)	—	—
Brown Brothers Harriman & Co.	396	(396)	—	—
Citibank, NA	21	(21)	—	—
Citigroup Global Markets, Inc.	132	—	(131)	1
Deutsche Bank AG	2,642	(2,642)	—	—
Goldman Sachs International	1,106	(1,106)	—	—
HSBC Bank plc	17	(17)	—	—
Morgan Stanley & Co.	69	(69)	—	—
Royal Bank of Canada	18	(18)	—	—
UBS AG London	342	(342)	—	—

	$54,495	$(38,510)	$(131)	$15,854

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

356	SIX CIRCLES TRUST	DECEMBER 31, 2024

Six Circles Credit Opportunities Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$75	$(51)	$(11)	$13
Barclays Bank plc	5,004	(759)	(3,250)	995
BNP Paribas	7	—	—	7
Citibank, NA	104,866	(1,241)	(19,970)	83,655
Goldman Sachs International	12	(12)	—	—
Morgan Stanley & Co.	83	(83)	—	—
UBS AG LONDON	1,283	—	—	1,283

	$111,330	$(2,146)	$(23,231)	$85,953

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$51	$(51)	$—	$—
Barclays Bank plc	759	(759)	—	—
Citibank, NA	1,241	(1,241)	—	—
Goldman Sachs International	13	(12)	(1)	—
Morgan Stanley & Co.	120	(83)	(37)	—

	$2,184	$(2,146)	$(38)	$—

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Consolidated Statements of Assets and Liabilities.

Six Circles Multi-Strategy Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$38	$—	$(38)	$—
Brown Brothers Harriman & Co.	136	(13)	—	123
Morgan Stanley & Co.	7	—	—	7

	$181	$(13)	$(38)	$130

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Brown Brothers Harriman & Co.	$13	$(13)	$—	$—
Citigroup Global Markets, Inc.	5	—	—	5

	$18	$(13)	$—	$5

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Consolidated Statements of Assets and Liabilities.

DECEMBER 31, 2024	SIX CIRCLES TRUST	357

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024 (continued)

The following tables present the effect of derivatives on the Statements of Operations for the year ended December 31, 2024, by primary underlying risk exposure (amounts in thousands):

Six Circles Ultra Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$6	$6
Interest rate contracts	1,514	—	(29)	1,485
Foreign exchange contracts	—	2,036	—	2,036

Total	$1,514	$2,036	$(23)	$3,527

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$(1)	$(1)
Interest rate contracts	(126)	—	128	2
Foreign exchange contracts	—	3,250	—	3,250

Total	$(126)	$3,250	$127	$3,251

Six Circles Tax Aware Ultra Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$8	$8
Interest rate contracts	722	—	(34)	688
Foreign exchange contracts	—	409	—	409

Total	$722	$409	$(26)	$1,105

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$(2)	$(2)
Interest rate contracts	(551)	—	147	(404)
Foreign exchange contracts	—	1,457	—	1,457

Total	$(551)	$1,457	$145	$1,051

Six Circles U.S. Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$24,741

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(6,487)

358	SIX CIRCLES TRUST	DECEMBER 31, 2024

Six Circles International Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$2,394	$—	$2,394
Foreign exchange contracts	—	3,112	3,112

Total	$2,394	$3,112	$5,506

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$(958)	$—	$(958)
Foreign exchange contracts	—	60	60

Total	$(958)	$60	$(898)

Six Circles Global Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Options written	Total
Credit contracts	$—	$—	$(181)	$—	$(181)
Interest rate contracts	282	—	(266)	1,517	1,533
Foreign exchange contracts	—	374,362	—	—	374,362

Total	$282	$374,362	$(447)	$1,517	$375,714

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Options written	Options Purchased	Total
Credit contracts	$—	$—	$2	$—	$—	$2
Interest rate contracts	(730)	—	5,110	(38)	2	4,344
Foreign exchange contracts	—	260,145	—	—	—	260,145

Total	$(730)	$260,145	$5,112	$(38)	2	$264,491

Six Circles Credit Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Consolidated Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$18,322	$18,322
Interest rate contracts	(2,608)	—	(1,639)	(4,247)
Foreign exchange contracts	—	3,060	—	3,060

Total	$(2,608)	$3,060	$16,683	$17,135

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Consolidated Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$(1,048)	$(1,048)
Interest rate contracts	(5,305)	—	(3,328)	(8,633)
Foreign exchange contracts	—	109,343	—	109,343

Total	$(5,305)	$109,343	$(4,376)	$99,662

DECEMBER 31, 2024	SIX CIRCLES TRUST	359

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024 (continued)

Six Circles Multi-Strategy Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Consolidated Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Options written	Total
Equity contracts	$— (a)	$—	$—	$—	$— (a)
Interest rate contracts	(4,934)	—	72	22	(4,840)
Foreign exchange contracts	—	222	—	—	222

Total	$(4,934)	$222	$72	$22	$(4,618)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Consolidated Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Options written	Total
Equity contracts	$3,217	$—	$—	$—	$3,217
Interest rate contracts	1,816	—	(80)	19	1,755
Foreign exchange contracts	—	167	—	—	167

Total	$5,033	$167	$(80)	$19	$5,139

(a)	Amount rounds to less than $500.

Derivatives Volume

The table below discloses the volume of the Funds’ options, futures contracts, forward foreign currency exchange contracts and swaps activity during the year ended December 31, 2024 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivative Information for derivative-related gains and losses associated with volume activity (amounts in thousands).

	Six Circles Ultra Short Duration Fund		Six Circles Tax Aware Ultra Short Duration Fund		Six Circles U.S. Unconstrained Equity Fund	Six Circles International Unconstrained Equity Fund		Six Circles Global Bond Fund	Six Circles Credit Opportunities Fund	Six Circles Multi-Strategy Fund
Futures Contracts:
Average Notional Amount Long	$75,646		$89,783		$113,394	$128,521		$259,363	$309,676	$526,403	(a)
Average Notional Amount Short	86,664		35,464		—	—		410,860	45,283	576,526	(a)
Forward Foreign Currency Exchange:
Average Principal Amount Purchased	8,994	(b)	9,124	(b)	—	708,829	(c)	4,013,770	130,100	3,099	(c)
Average Principal Amount Sold	66,964		29,743		—	683,115	(c)	13,208,447	1,764,057	7,537	(a)
Credit Default Swaps:
Average Notional Amount — Buy Protection	—		—		—	—		9,508	55,453	—
Average Notional Amount — Sell Protection	633	(d)	1,000	(d)	—	—		—	320,297	—
Interest Rate Swaps:
Average Notional Amount	19,677	(c)	22,927	(c)	—	—		309,888	214,053	4,633	(d)
Total Return Swaps:
Average Notional Amount	—		—		—	—		—	—	2,025	(a)
Over the Counter Options:
Average Number of Contracts Written	—		—		—	—		42,243	—	5,000	(d)
Average Number of Contracts Purchased	—		—		—	—		—	—	—

(a)	Positions were open for 4 months during the period.
(b)	Positions were open for 11 months during the year.
(c)	Positions were open for 2 months during the year or period.
(d)	Positions were open for 3 months during the year or period.

360	SIX CIRCLES TRUST	DECEMBER 31, 2024

G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within the Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency. Currency gains or losses may be realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/ depreciation on foreign currency translations on the Statements of Operations.

H. Short Sales — The Funds may engage in short sales as part of their normal investment activities. In a short sale, the Funds sell securities they do not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Funds borrow securities from a broker. To close out a short position, the Funds deliver the same securities to the broker.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the custodian is recorded as Restricted cash on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net income or fee is reported as Interest income or Interest expense, respectively, on securities sold short on the Statements of Operations. The Funds are obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short.

Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation (depreciation) on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Funds are also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. The Funds will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will record a realized gain if the price of the borrowed security declines between those dates.

I. Security Transactions, Investment Income and Expense Allocation — Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date or corporate action date at fair value. Six Circles Credit Opportunities Fund may receive income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest income on the Statements of Operations.

Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

The Funds are charged for those expenses of the Trust that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

J. Repurchase Agreements — The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, shall equal at least 100% of the principal amount of the repurchase transaction. The repurchase agreements further authorize the Funds to demand additional collateral in the event that the dollar value of the collateral falls below 100%. The Funds will make payments for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian.

Repurchase Agreements outstanding at period end, if any, are listed after each Fund’s SOI.

The Funds’ repurchase agreements are not subject to master netting arrangements.

DECEMBER 31, 2024	SIX CIRCLES TRUST	361

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024 (continued)

K. Reverse Repurchase Agreements — In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements outstanding at period end, if any, are listed after each Fund’s SOI.

Six Circles Global Bond Fund had an average amount of borrowings outstanding during the year ended December 31, 2024 of $124,187,759 at a weighted average interest rate of 5.316%.

L. Segment Reporting — During the reporting period, the Funds adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of this new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. The Chief Operating Decision Maker (CODM) is identified as the Fund management team, which comprises the Chief Investment Officer team, the named portfolio managers of the Adviser, and the officers of the Trust, including the Principal Executive Officer and the Principal Financial Officer. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The CODM utilizes performance indicators such as profit, loss, income, expenses, and performance returns. These operating measures are reflected in the financial reporting, including, but not limited to, the Statement of Assets and Liabilities, the Statement of Operations, and the Financial Highlights. These reports are among the many inputs used by the CODM to assess performance and make strategic decisions.

M. Federal Income Tax — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies. Each Fund intends to distribute to shareholders, substantially all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At December 31, 2024 the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

N. Foreign Tax — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

O. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are generally declared and paid according to the following schedule:

Fund Name	Net Investment Income	Net Realized Capital Gains
Six Circles Ultra Short Duration Fund	Monthly	Annual
Six Circles Tax Aware Ultra Short Duration Fund	Monthly	Annual
Six Circles U.S. Unconstrained Equity Fund	Annual	Annual
Six Circles International Unconstrained Equity Fund	Annual	Annual
Six Circles Global Bond Fund	Monthly	Annual
Six Circles Tax Aware Bond Fund	Monthly	Annual
Six Circles Credit Opportunities Fund	Monthly	Annual
Six Circles Multi-Strategy Fund	Monthly	Annual

Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

362	SIX CIRCLES TRUST	DECEMBER 31, 2024

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid-in capital.

P. Sale-buyback Transactions — A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected in the payable for investments purchased on the Statements of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions. Sale-buyback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of sale-buyback transactions as of period end, if any, is disclosed in the Fund’s Schedule of Investments.

Six Circles Global Bond Fund had an average amount of borrowings outstanding during the year ended December 31, 2024 of $847,246 at a weighted average interest rate of 5.488%.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fees — The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Adviser generally manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the supervision of the Funds’ Board of Trustees. For the services provided to the Funds, the Adviser is entitled to a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund except the Six Circles Credit Opportunities Fund and the Six Circles Multi-Strategy Fund. The fee for the Six Circles Credit Opportunities Fund is 0.75% of the average daily net assets and 1.25% of the average daily net assets for the Multi-Strategy Fund.

The Adviser selects and oversees professional money managers (the “Sub-Advisers”) who are responsible for investing the assets of the Funds under sub-advisory agreements (the “Sub-Advisory Agreements”). Pursuant to each respective Sub-Advisory Agreement, the Adviser agrees to pay each Sub-Adviser a sub-advisory fee from its investment advisory fees. BlackRock Investment Management, LLC (“BlackRock”), Royal Bank of Canada Global Asset Management (UK) (“RBC GAM (UK)”), Insight North America LLC (“Insight”), Capital International, Inc. (“Capital Group”), Goldman Sachs Asset Management, L.P. (“Goldman”), Muzinich & Co. (“Muzinich”), Nuveen Asset Management, LLC (“Nuveen”) , Pacific Investment Management Company LLC (“PIMCO”), PGIM, Inc. (“PGIM”), Allspring Global Investments, LLC (“Allspring”), Lord Abbett & Co. LLC (“Lord Abbett”), AHL Partners LLP (“AHL”), T. Rowe Price Associates Inc. (“T. Rowe Price”) and Dynamic Beta Investments LLC (“DBi”) currently serve as the Sub-Advisers to the Funds. The Sub-Advisers are paid a management fee by the Adviser pursuant to their individually negotiated Sub-Advisory Agreements.

On October 5, 2018, the Adviser entered into an agreement to allow Russell Investments Implementation Services, LLC (“Russell”) to provide stand-by interim sub-advisory services, as well as transition management services, for each Fund, to be utilized as needed in certain transitional circumstances involving a Fund Sub-Adviser. Russell is paid a minimum per fund annual flat fee and/or a monthly fee equal to a percentage of daily net assets to the extent assets are allocated to Russell as interim Sub-Adviser. During the reporting period, the Funds have not allocated assets to Russell.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3F and reflected on the Statement of Operations.

B. Administration and Accounting Fees — Pursuant to an Administrative Agency Agreement, Brown Brothers Harriman & Co. (the “Administrator”) provides certain administration and fund accounting services to the Funds.

C. Distribution Fees — Pursuant to a Distribution Agreement, Foreside Fund Services, LLC (the “Distributor”), will serve as the Funds’ principal underwriter and acts as the agent of the Funds in connection with the continuous offering of shares of each Fund. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor does not receive compensation from the Funds, but instead is compensated by the Adviser for certain distribution-related expenses.

D. Custodian — Pursuant to a Custodian Agreement, Brown Brothers Harriman & Co. serves as the custodian (the “Custodian”) for each of the Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

E. Transfer Agent — Pursuant to a Transfer Agency and Service Agreement, DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as each Fund’s transfer and dividend disbursing agent. The Transfer Agent is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

DECEMBER 31, 2024	SIX CIRCLES TRUST	363

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024 (continued)

F. Waivers and Reimbursements — The Adviser has contractually agreed through at least April 30, 2025, to waive any management fees that exceed the aggregate management fees the Adviser is contractually required to pay the Fund’s Sub-Advisers. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. Such waivers are not subject to reimbursement by the Fund. The Adviser has also contractually agreed through at least April 30, 2025, with the exception of the Six Circles Multi-Strategy fund which is April 30, 2026, to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following percentages of the average daily net assets of each Fund (the “Expense Cap”):

Fund Name	Expense Cap
Six Circles Ultra Short Duration Fund	0.40%
Six Circles Tax Aware Ultra Short Duration Fund	0.40%
Six Circles U.S. Unconstrained Equity Fund	0.45%
Six Circles International Unconstrained Equity Fund	0.50%
Six Circles Global Bond Fund	0.40%
Six Circles Tax Aware Bond Fund	0.40%
Six Circles Credit Opportunities Fund	0.95%
Six Circles Multi-Strategy Fund	1.45%

An expense reimbursement by the Fund’s Adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the Adviser. Repayment must be limited to amounts that would not cause the Fund’s operating expenses (taking into account any reimbursements or waiver by the Adviser and repayments by the Fund) to exceed the Expense Cap in effect at the time of the reimbursement by the Adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through April 30, 2025, with the exception of the Six Circles Multi-Strategy Fund which is April 30, 2026, at which time the Adviser and/or its affiliates will determine whether to renew or revise it.

For the year ended December 31, 2024, the Six Circles Multi-Strategy Fund waived and recouped $107,665. There is no remaining amount available for recoupement.

G. Cross Trades — The Funds may participate in purchase and sale transactions with other Six Circles Funds. These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024 the aggregate value of purchases and sale cross trades with other Six Circles Funds were as follows (amounts in thousands):

Fund Name	Purchases	Sales	Realized gain/loss
Six Circles U.S. Unconstrained Equity Fund	$8,972	$27,054	$7,089
Six Circles International Unconstrained Equity Fund	631	320	16

4. Investment Transactions

During the year ended December 31, 2024 purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Six Circles Ultra Short Duration Fund	$376,912	$263,538	$155,071	$117,016
Six Circles Tax Aware Ultra Short Duration Fund	437,332	270,986	100,444	83,235
Six Circles U.S. Unconstrained Equity Fund	9,210,688	10,854,551	—	—
Six Circles International Unconstrained Equity Fund	6,971,292	5,688,297	—	—
Six Circles Global Bond Fund	10,059,898	6,292,660	17,787,874	17,711,207
Six Circles Tax Aware Bond Fund	5,602,882	1,208,635	2,337	33
Six Circles Credit Opportunities Fund	10,038,814	4,935,346	284,670	244,070
Six Circles Multi-Strategy Fund	499,336	18,959	991,683	768,778

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Since Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund, and Six Circles Multi-Strategy Fund are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in Funds’ shares being more sensitive to economic results among those issuing the securities.

364	SIX CIRCLES TRUST	DECEMBER 31, 2024

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund invest in foreign issuers and foreign securities (including depositary receipts) which are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell securities.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Additionally, investors may have substantial difficulties bringing legal actions to enforce or protect investors’ rights, which can increase the risks of loss.

Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, a Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

The Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund invest a portion of their assets in the Asia Pacific region. The small size of securities markets and the low trading volume in some countries in the Asia Pacific Region may lead to a lack of liquidity. Also, some Asia Pacific economies and financial markets have been extremely volatile in recent years. Many of the countries in the region are developing, both politically and economically. They may have relatively unstable governments and economies based on only a few commodities or industries. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Also, some companies in the region may have less established product markets or a small management group and they may be more vulnerable to political or economic conditions, like nationalization. In addition, some countries have restricted the flow of money in and out of the country.

Certain of the currencies in the Asia Pacific region have experienced extreme volatility relative to the U.S. dollar. For example, Thailand, Indonesia, the Philippines and South Korea have had currency crises and have sought help from the International Monetary Fund. Holding securities in currencies that are devalued (or in companies whose revenues are substantially in currencies that are devalued) will likely decrease the value of a Fund’s holdings.

The trading volume on some Asia Pacific region stock exchanges is much lower than in the United States, and Asia Pacific region securities of some companies are less liquid and more volatile than similar U.S. securities. In addition, brokerage commissions on regional stock exchanges are fixed and are generally higher than the negotiated commissions in the United States. The imposition of tariffs or other trade barriers, or a downturn in the economy of a significant trading partner could adversely impact Asia Pacific companies. If a Fund concentrates in the Asia Pacific region, such Fund’s performance may be more volatile than that of a fund that invests globally. If Asia Pacific securities fall out of favor, it may cause a fund that concentrates in the Asia Pacific region to underperform funds that do not concentrate in the Asia Pacific region.

The Six Circles International Unconstrained Equity Fund performance may be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union.

The Six Circles International Unconstrained Equity Fund and Six Circles Credit Opportunities Fund may have investments in Mainland China, Hong Kong and Taiwan that are subject to significant legal, regulatory, monetary and economic risks, as well as the potential for regional and global conflicts, including actions that are contrary to the interests of the U.S.

As of December 31, 2024, the Six Circles International Unconstrained Equity Fund had non-U.S. country allocations representing greater than 10% of Net Assets allocated as follows:

France	Germany	Switzerland	United Kingdom
13.2%	14.2%	15.3%	19.9%

DECEMBER 31, 2024	SIX CIRCLES TRUST	365

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024 (continued)

As of December 31, 2024, the Six Circles Global Bond Fund had non-U.S. country allocations representing greater than 10% of Net Assets allocated as follows:

China
14.1%

As of December 31, 2024 a significant portion of the Six Circles International Unconstrained Equity and Six Circles Global Bond Funds’ net assets consisted of securities that were denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Overnight bank deposits of foreign currency can result in negative interest rates based on monetary policies in that respective country. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of a Fund. Although a Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. A Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful, including due to delays in placing trades and other operational limitations, and the use of such strategies may lower a Fund’s potential returns.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund are subject to risks associated with mortgage-related and asset backed securities, including certain municipal housing authority obligations, collateralized loan obligations and collateralized debt obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund’s may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund’s may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of either rising or declining interest rates, the Fund’s may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund’s may exhibit additional volatility. Mortgage-related and other asset backed securities may be issued by private issuers or issued, or guaranteed, by government or government-sponsored entities. The mortgage loans underlying privately issued mortgage-related securities may not be subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. There is no government or government-sponsored entity guarantee for such privately issued investments and thus a Fund faces an increased risk of loss with respect to such privately issued investments.

The Funds may be subject to the risks associated with investments in derivatives, including futures, options, swaps and forward contracts, which may be riskier than other types of investments and may increase the volatility of a Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed a Fund’s original investment. The Funds may be more volatile than if a Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of a Fund’s portfolio securities. Certain derivatives expose a Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, a Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose a Fund to risks of mispricing or improper valuation. Derivatives also can expose a Fund to derivative liquidity risk, which includes the risks involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of a Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error. Derivatives also subject a Fund to liquidity risk because the liquidity of derivatives is often based on the liquidity of the underlying instruments. In addition, the possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose a Fund to losses and could make derivatives more difficult for a Fund to value accurately.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts and forward foreign currency exchange contracts.

The Funds may be subject to the risks associated with investments in instruments including junk bonds, loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. A Fund will not have direct recourse against the borrower when a Fund invests in a loan participation. High yield securities and loans that are deemed to be liquid at the time of purchase may become illiquid.

366	SIX CIRCLES TRUST	DECEMBER 31, 2024

The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/ or under unfavorable conditions, can increase the volatility of a Fund’s net asset value (“NAV”) per share. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which a Fund invests. The effects that any future pandemic or other global event can have upon public health and business and market conditions may have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate preexisting political, social and economic risks to a Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental response impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

The Funds may also invest in shares of other investment companies and ETFs. ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks many of which are designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF’s or investment company’s investments. ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their net asset value (also known as a discount). Certain ETFs or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

The Six Circles U.S. Unconstrained Equity Fund may invest in companies in the healthcare sector which may be subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market. Several legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years and it is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.

The Six Circles U.S. Unconstrained Equity Fund may invest in Technology companies which may face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The Six Circles Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund may invest in financial services companies that are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the

DECEMBER 31, 2024	SIX CIRCLES TRUST	367

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024 (continued)

availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

The Funds’ investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. A Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. A Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may increase or decrease interest rates or the timing, frequency, or magnitude of such increases or decreases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments. The Fund’s investments may be subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. If an issuer’s or a counterparty’s financial condition worsens, their credit quality may deteriorate. Prices of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of a Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

The Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Tax Aware Bond Fund are subject to municipal obligations risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. For example, the current COVID-19 pandemic has significantly stressed the financial resources of many municipalities, which may impair their ability to meet their financial obligations and harm the value of the Fund’s investments. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund’s investments. In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund’s investments.

The London Interbank Offering Rate (“LIBOR”) was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of a Fund’s investments may have transitioned from LIBOR or will transition from LIBOR in the future. The transition from LIBOR to alternative reference rates may result in operational issues for a Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on a Fund and its investments.

The Six Circles Credit Opportunities Fund and the Six Circles Multi-Strategy Fund are indirectly exposed to the risks associated with the subsidiaries investments. There can be no assurance that the investment objective of the Funds’ or the subsidiaries will be achieved. The subsidiaries are not registered under the Investment Company Act, and are not subject to all the investor protections of the Investment Company Act.

6. Income Taxes and Distributions to Shareholders

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary differences and permanent reclassifications have no effect on net assets. For the fiscal year ended December 31, 2024, the Funds made permanent book-to-tax reclassifications primarily related to investments partnerships, real estate investment trusts (“REITs”), taxable overdistributions, non-deductible offering costs, income and gains or losses derived from Cayman funds, investments in passive foreign investment companies (“PFICs”), investments in swap contracts, foreign currency contracts, callable bonds, debt to equity perpetual bond investments, defaulted bonds, and distribution reclasses.

368	SIX CIRCLES TRUST	DECEMBER 31, 2024

For the fiscal year ended December 31, 2024, the Funds made the following reclassifications between total distributable earnings and paid-in capital (amounts in thousands):

	Total Distributable Earnings/(Loss)	Paid-in Capital
Six Circles Ultra Short Duration Fund	$—	$—
Six Circles Tax Aware Ultra Short Duration Fund	—	—
Six Circles U.S. Unconstrained Equity Fund	8	(8)
Six Circles International Unconstrained Equity Fund	—	—
Six Circles Global Bond Fund	—	—
Six Circles Tax Aware Bond Fund	936	(936)
Six Circles Credit Opportunities Fund	(158)	158
Six Circles Multi-Strategy Fund	5,197	(5,197)

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2024 were as follows (amounts in thousands):

	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Six Circles Ultra Short Duration Fund	$683,460	$5,103	$(6,909)	$(1,806)
Six Circles Tax Aware Ultra Short Duration Fund	795,099	2,780	(4,916)	(2,136)
Six Circles U.S. Unconstrained Equity Fund	17,017,707	9,061,700	(797,827)	8,263,873
Six Circles International Unconstrained Equity Fund	13,334,776	2,926,055	(1,365,643)	1,560,412
Six Circles Global Bond Fund	14,941,935	494,380	(1,149,453)	(655,073)
Six Circles Tax Aware Bond Fund	11,662,197	84,565	(273,744)	(189,179)
Six Circles Credit Opportunities Fund	8,286,355	327,216	(318,257)	8,959
Six Circles Multi-Strategy Fund	1,013,952	12,231	(11,344)	887

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in swap contracts, mark-to-market of forward foreign currency contracts, mark-to-market of futures contracts, real estate investment trusts (“REITs”), straddle loss deferrals, wash sale loss deferrals, debt to equity perpetual bond investments, mark-to-market investments in passive foreign investment companies (“PFICs”), callable bonds, partnerships, defaulted bonds, and hyper inflationary currency adjustments.

The tax character of distributions paid during the year ended December 31, 2024 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Tax Return of Capital	Total Distributions Paid
Six Circles Ultra Short Duration Fund	$30,386	$—	$—	$—	$30,386
Six Circles Tax Aware Ultra Short Duration Fund	10,805	—	14,844	—	25,649
Six Circles U.S. Unconstrained Equity Fund	1,247,165	370,836	—	—	1,618,001
Six Circles International Unconstrained Equity Fund	466,722	—	—	—	466,722
Six Circles Global Bond Fund	488,731	—	—	—	488,731
Six Circles Tax Aware Bond Fund	11,399	—	322,537	—	333,936
Six Circles Credit Opportunities Fund	578,645	—	—	—	578,645
Six Circles Multi-Strategy Fund	7,220	—	—	—	7,220

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended December 31, 2023 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Tax Return of Capital	Total Distributions Paid
Six Circles Ultra Short Duration Fund	$22,451	$—	$—	$876	$23,327
Six Circles Tax Aware Ultra Short Duration Fund	8,487	—	11,674	—	20,161
Six Circles U.S. Unconstrained Equity Fund	270,952	—	—	—	270,952
Six Circles International Unconstrained Equity Fund	389,226	—	—	—	389,226
Six Circles Global Bond Fund	—	—	—	296,396	296,396
Six Circles Tax Aware Bond Fund	6,130	—	174,272	—	180,402
Six Circles Credit Opportunities Fund	277,853	—	—	—	277,853

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

DECEMBER 31, 2024	SIX CIRCLES TRUST	369

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024 (continued)

As of December 31, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Undistributed Long-Term Capital Gains	Other Book/Tax Temporary Differences	Unrealized Appreciation (Depreciation)
Six Circles Ultra Short Duration Fund	$2,643	$(5,071)	$—	$—	$(1,817)
Six Circles Tax Aware Ultra Short Duration Fund	966	(6,913)	—	—	(2,143)
Six Circles U.S. Unconstrained Equity Fund	161,688	—	454,153	—	8,263,872
Six Circles International Unconstrained Equity Fund	4,369	(922,097)	—	—	1,557,621
Six Circles Global Bond Fund	498,533	(478,702)	—	—	(658,786)
Six Circles Tax Aware Bond Fund	—	(151,000)	—	—	(189,179)
Six Circles Credit Opportunities Fund	89,413	(315,282)	—	—	8,298
Six Circles Multi-Strategy Fund	—	—	2,392	(119)	810

For the Funds, the cumulative timing differences primarily consist of capital loss carryforwards, investments in swap contracts, mark-to-market of forward foreign currency contracts, mark-to-market of futures contracts, real estate investment trusts (“REITs”), straddle loss deferrals, wash sale loss deferrals, debt to equity perpetual bond investments, mark-to-market investments in passive foreign investment companies (“PFICs”), callable bonds, partnerships, defaulted bonds, hyper inflationary currency adjustments, and specified late-year loss deferrals.

As of December 31, 2024, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Six Circles Ultra Short Duration Fund	$3,418	$1,653
Six Circles Tax Aware Ultra Short Duration Fund	2,049	4,864
Six Circles U.S. Unconstrained Equity Fund	—	—
Six Circles International Unconstrained Equity Fund	251,709	670,388
Six Circles Global Bond Fund	395,422	83,280
Six Circles Tax Aware Bond Fund	50,002	100,997
Six Circles Credit Opportunities Fund	119,945	195,337
Six Circles Multi-Strategy Fund	—	—

During the year ended December 31, 2024, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
Six Circles Ultra Short Duration Fund	$1,318	$621
Six Circles Tax Aware Ultra Short Duration Fund	464	—
Six Circles U.S. Unconstrained Equity Fund	—	—
Six Circles International Unconstrained Equity Fund	88,504	—
Six Circles Tax Aware Bond Fund	2,947	—
Six Circles Credit Opportunities Fund	22,221	—
Six Circles Multi-Strategy Fund	—	—

Specified ordinary losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2024, the Funds deferred to January 1, 2025 the following specified ordinary losses (amounts in thousands):

Specified Ordinary Loss
Six Circles Multi-Strategy Fund	$118

7. Ownership Concentration

As of December 31, 2024, the Funds each had one affiliated omnibus account for the benefit of its clients which owned approximately 99% of its outstanding shares.

370	SIX CIRCLES TRUST	DECEMBER 31, 2024

8. New Accounting Pronouncement

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) -- Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The Funds evaluated the impact of this ASU and concluded that “ contractual restrictions” are not considered when measuring the fair value of the securities; therefore, these amendments did not have any impact on the Funds’ financial statements.

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and was effective from March 12, 2020 through December 31, 2024. The use of the ‘optional exceptions’ for the transition from LIBOR and other interbank offered rates did not have a material impact on the Funds’ financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that require disclosure.

DECEMBER 31, 2024	SIX CIRCLES TRUST	371

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Six Circles Trust and Shareholders of Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (eight of the funds constituting Six Circles Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund

Six Circles Ultra Short Duration Fund (1)

Six Circles Tax Aware Ultra Short Duration Fund (1)

Six Circles U.S. Unconstrained Equity Fund (1)

Six Circles International Unconstrained Equity Fund (1)

Six Circles Global Bond Fund (4)

Six Circles Tax Aware Bond Fund (4)

Six Circles Credit Opportunities Fund (2)

Six Circles Multi-Strategy Fund (3)

(1)

Statement of operations for the year ended December 31, 2024, statement of changes in net assets for the years ended December 31, 2024 and 2023 and the financial highlights for the years ended December 31, 2024, 2023, 2022, 2021 and 2020

(2)

Consolidated statement of assets and liabilities, including the consolidated schedule of portfolio investments, as of December 31, 2024, consolidated statement of operations for the year ended December 31, 2024, consolidated statement of changes in net assets for the years ended December 31, 2024 and 2023, the consolidated financial highlights for the years ended December 31, 2024 and 2023 and the financial highlights for the years ended December 31, 2022, 2021 and for the period August 19, 2020 (commencement of operations) through December 31, 2020

(3)

Consolidated statement of assets and liabilities, including the consolidated schedule of portfolio investments, as of December 31, 2024, consolidated statements of operations and of changes in net assets for the period September 18, 2024 (commencement of operations) through December 31, 2024 and the financial highlights for the period September 18, 2024 (commencement of operations) through December 31, 2024

(4)

Statement of operations for the year ended December 31, 2024, statement of changes in net assets for the years ended December 31, 2024 and 2023 and the financial highlights for the years ended December 31, 2024, 2023, 2022, 2021 and for the period May 19, 2020 (commencement of operations) through December 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 26, 2025

We have served as the auditor of one or more investment companies in the Six Circles Trust complex since 2018.

372	SIX CIRCLES TRUST	DECEMBER 31, 2024

TAX INFORMATION

(Unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2024:

	Six Circles Ultra Short Duration Fund	Six Circles Tax Aware Ultra Short Duration Fund	Six Circles U.S. Unconstrained Equity Fund	Six Circles International Unconstrained Equity Fund	Six Circles Global Bond Fund	Six Circles Tax Aware Bond Fund	Six Circles Credit Opportunities Fund	Six Circles Multi-Strategy Fund
Record Date	Monthly	Monthly	12/12/2024	12/12/2024	Monthly	Monthly	Monthly	Monthly
Payable Date	Monthly	Monthly	12/16/2024	12/16/2024	Monthly	Monthly	Monthly	Monthly
Ordinary Income:
Qualified Dividend Income for Individuals	—	—	23.74%	85.95%	—	—	—	—
Dividends Qualifying for the Dividends Received
Deduction for Corporations	—	—	23.33%	—	—	—	—	—
Foreign Source Income	—	—	—	100.00%	—	—	—	—
Foreign Tax Paid Per Share	—	—	—	0.035329	—	—	—	—
Interest from Tax-Exempt Obligations	—	57.88%	—	—	—	96.59%	—	—
Interest from Federal Obligations	14.91%	1.24%	—	—	17.55%	—	1.75%	13.03%
Long-Term Capital Gain Dividend	—	—	0.265040	—	—	—	—	—

DECEMBER 31, 2024	SIX CIRCLES TRUST	373

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Initial Approval of the Proposed Advisory and Sub-Advisory Agreements for the New Six Circles Multi-Strategy Fund

Materials Requested Prior to the Meeting. Prior to the Meeting, Ropes & Gray LLP (“Ropes & Gray” or “Independent Legal Counsel”), counsel to the Independent Trustees, had prepared letters on behalf of the Independent Trustees requesting information from J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”) and each Sub-Adviser (each as defined below) in connection with the proposed initial approvals of (i) a proposed amendment to the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and JPMPI to add the Six Circles Multi-Strategy Fund (the “New Fund”), a new series of the Trust; (ii) a proposed amendment to the Investment Sub-Advisory Agreement between JPMPI and Pacific Investment Management Company LLC (“PIMCO”) to add the New Fund; (iii) a proposed Investment Sub-Advisory Agreement between JPMPI and AHL Partners LLP (“AHL”) with respect to the New Fund; (iv) a proposed Investment Sub-Advisory Agreement between JPMPI and Dynamic Beta Investments LLC (“Dynamic Beta”) with respect to the New Fund; and (v) a proposed Investment Sub-Advisory Agreement between JPMPI and T. Rowe Price Associates, Inc. (“TRowePrice”) with respect to the New Fund, each for an initial term of two years (each such agreement referred to in (ii)-(v) above, a “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”). Each of PIMCO, AHL, Dynamic Beta and TRowePrice are referred to herein as a “Sub-Adviser” and, collectively, the “Sub-Advisers.”

The requests were designed to address the requirement under Section 15(c) of the Investment Company Act of 1940 Act (the “1940 Act”) that the Trustees request and evaluate, and that the Adviser and each Sub-Adviser furnish, such information as may be reasonably necessary to evaluate the terms of the proposed Agreements with respect to the New Fund. JPMPI and each Sub-Adviser responded to the information requests and provided memoranda and related materials and exhibits for consideration by the Trustees, which were provided to the Trustees in advance of the Meeting and included in the Meeting Materials (together, the “15(c) Materials”).

Set forth below is a summary of the material factors evaluated by the Trustees that formed the basis for the Board’s approval of the Agreements. The Trustees’ conclusions as to the approval of the Agreements were based on a comprehensive consideration of all information provided to the Trustees. In deciding whether to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. In considering the proposed approval of the Agreements with respect to the New Fund, the Trustees reviewed the 15(c) Materials and related exhibits and other information which included, among other items, (i) the terms of the Agreements, (ii) comparative fee and expense information of a peer group and peer universe of 1940 Act funds comparable to the New Fund developed by Broadridge Financial Solutions/Lipper (“Broadridge”) and of any comparable funds or accounts managed by the Adviser or a Sub-Adviser, (iii) performance information with respect to each Sub-Adviser’s management of funds or accounts, if any, comparable to the portion of the Fund’s portfolio (i.e., portfolio sleeve) to be managed by the Sub-Adviser compared to applicable benchmarks/indices, (iv) fee schedules and composite performance information with respect to the J.P. Morgan managed accounts and related strategies that will invest in the New Fund, (v) descriptions of various services and functions to be performed by the Adviser for the New Fund, such as portfolio management, compliance monitoring, risk management, valuation and administrative, accounting, legal and other services, and descriptions of the portfolio management services to be provided by each Sub-Adviser to the New Fund, (vi) the estimated costs to the Adviser of providing such services to the New Fund, (vii) information regarding the Adviser’s and each Sub-Adviser’s compliance policies and procedures applicable to the New Fund, (viii) balance sheet and/or other financial information regarding the Adviser and each Sub-Adviser, (ix) information regarding the Adviser’s corporate organizational structure and biographical information of key personnel of the Adviser and its affiliates who will provide services to the New Fund and similar information for each Sub-Adviser, (x) information regarding estimated profitability to the Adviser from its relationship with the New Fund, (xi) information regarding potential economies of scale, and (xii) information regarding potential ancillary or “fall out” benefits to the Adviser and its affiliates or a Sub-Adviser from their relationships with the New Fund. The Trustees also reviewed a memorandum prepared by Independent Legal Counsel regarding the responsibilities of the Trustees in considering the approval of the Agreements under applicable law.

Review Process. Following the Independent Trustees’ receipt and review of the 15(c) Materials, they held an initial meeting via video conference on May 24, 2024 with Ropes & Gray during which they considered the 15(c) Materials and the related proposed approval of the Agreements, as well proposed administration- and distribution-related contracts for the New Fund, and formulated questions and requests for follow-up information which were communicated to the Adviser. The Adviser responded to each of the various follow-up questions and requests either in writing or orally at the Meeting. During the Meeting, the Trustees received presentations from representatives of the Adviser (sometimes referred to herein as

374	SIX CIRCLES TRUST	DECEMBER 31, 2024

“management”) regarding, among other topics, the proposed terms and features of the New Fund and the Adviser’s diligence, review and selection process for the proposed Sub-Advisers for the various portfolio sleeves of the New Fund. They also received related presentations from representatives of each proposed Sub-Adviser during the Meeting. At several points during the review process, the Trustees (with the exception of the interested Chair of the Board) discussed the proposed approvals of the Agreements during executive sessions held with Independent Legal Counsel at which no representatives of management were present.

Nature, Extent and Quality of Services. The Trustees considered the depth and quality of the investment management process of JPMPI and the Sub-Advisers, including for each entity, the experience and capabilities of its senior management, investment and other personnel who would be involved in the portfolio management of the New Fund, and the overall financial strength and stability of each organization. The Trustees considered the nature, extent and quality of the various services JPMPI would provide to the New Fund under the Advisory Agreement, including with respect to its selection, evaluation and oversight of each Sub-Adviser, as well as the administrative and other services JPMPI will provide, such as oversight of the New Fund’s administrator and other service providers. In this regard, the Trustees noted JPMPI’s continuing investments in technology and other resources to support its investment management, compliance, accounting, risk management and other services on behalf of the New Fund and other Six Circles Funds, as well as JPMPI’s continuing efforts to attract and retain qualified personnel to provide services to the New Fund and maintain and enhance its related resources and systems. The Trustees also considered JPMPI’s policies, procedures and systems designed to promote the New Fund’s compliance with applicable laws and regulations and to conduct effective oversight of each Sub-Adviser and other service providers, and JPMPI’s planned processes and communications to keep the Trustees informed about matters relevant to the New Fund and its shareholders.

The Trustees also considered the sub-advisory services to be provided by each Sub-Adviser to the New Fund under the applicable Sub-Advisory Agreements, including information about the investment personnel of each entity who will be responsible for providing services to the New Fund under the applicable Sub-Advisory Agreement. The Trustees reviewed the nature and quality of the investment management, research, trading, risk management, compliance and other capabilities of each Sub-Adviser, the experience and capabilities of its portfolio management and other personnel who will provide services to the New Fund, and the overall financial strength of each organization. Among other information, the Trustees took into account certifications received from JPMPI and each Sub-Adviser confirming the adequacy of their compliance programs and codes of ethics.

Investment Performance. Since the New Fund had not yet commenced operations, the Trustees did not receive or consider investment performance information specific to the New Fund. The Trustees considered the manner in which each Sub-Adviser proposed to manage its particular investment sleeve of the Fund, as well as each Sub-Adviser’s performance record in managing accounts, if any, with investment objectives and strategies similar to those of the sleeve of the Fund to be managed by the Sub-Adviser.

Advisory Fees and Total Expenses. In considering the proposed fees and expenses of the New Fund, the Trustees took into account a number of factors, including the type and complexity of the services to be provided to the New Fund under the Agreements, the estimated cost of providing such services, the risks to be assumed by JPMPI in serving as investment adviser to the New Fund and providing such services, the impact on potential returns of the New Fund from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to investors in the New Fund. The Trustees noted that the proposed contractual advisory fee rate payable to JPMPI under the Advisory Agreement of 1.25% of the New Fund’s average daily net assets is higher than the contractual advisory fee rates of the other current Six Circles Funds. The Trustees considered JPMPI’s explanation that the proposed advisory fee rate takes into account that the New Fund has complex investment strategies and correspondingly higher proposed sub-advisory fee rates than the current Six Circles Funds, and JPMPI’s indication that the New Fund will look to add more complex and potentially higher cost investment strategies and possible additional sub-advisers over the course of the New Fund’s initial year of operations and thereafter. The Trustees also took into account that JPMPI would contractually agree to (i) reimburse expenses for the New Fund to the extent its total expense ratio exceeds 1.45% of the New Fund’s average daily net assets and (ii) waive any advisory fees that exceed the aggregate sub-advisory fees JPMPI is contractually required to pay to the Sub-Advisers for the New Fund.

The Trustees considered the proposed advisory fees and estimated total expenses of the New Fund in comparison to the average and median fees and expenses of a peer group and broader peer universe of alternative/multi-strategy 1940 Act open-end funds (“mutual funds”) identified by Broadridge. JPMPI explained that, taking into account JPMPI’s agreement to waive any advisory fees that exceed the aggregate sub-advisory fees JPMPI is contractually required to pay to the Sub-Advisers of the New Fund, the level of actual management fees payable by the New Fund to JPMPI will vary over time based on the blended rate of the differing proposed sub-advisory fee rates payable to the Sub-Advisers and how the New Fund’s assets are allocated from time to time for investment among the Sub-Advisers. The Trustees noted that the

DECEMBER 31, 2024	SIX CIRCLES TRUST	375

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

peer group comparisons included in the 15(c) Materials assume that the Fund’s blended sub-advisory fee rate, and therefore its actual management fee rate, will be 0.49% initially based on expectations as to how the New Fund’s assets will be allocated among the four initial Sub-Advisers following its launch. They noted that, to provide a more conservative/higher expense assumption, JPMPI also provided supplemental total expense peer group comparison information which assumes that the New Fund has a blended sub-advisory fee rate that is equal to the full contractual management fee rate of 1.25% payable to JPMPI under the Advisory Agreement.

Taking this into account, the Trustees noted that the New Fund’s estimated actual management fees and total expenses (net of waivers) were significantly below the average and median fees and expenses of peer funds in both the Broadridge peer group and peer universe. The Trustees took into account that the New Fund’s proposed contractual management fees were slightly above the median contractual management fees of both the Broadridge peer group and universe, but placed more emphasis on the favorable comparisons of the New Fund’s actual management fees and total expenses versus the peer groups as indicated above. As supplemental information provided by JPMPI, the Trustees also considered the New Fund’s contractual management fees compared to those of mutual funds in Morningstar’s U.S. Alternative Multi-Strategy category and constituent funds in the HFRX Global Hedge Funds Index, the New Fund’s benchmark performance index, and noted that the New Fund’s proposed fee rate was somewhat higher than the average but appeared to be reasonable in relation to the range of contractual management fee rates of funds in both peer groups.

The Trustees also considered information regarding the proposed sub-advisory fee rates to paid to each Sub-Adviser under the Sub-Advisory Agreements and found them to be reasonable. In this regard, the Trustees took into account that JPMPI, and not the New Fund, will pay each Sub-Adviser for its services to the New Fund out of the advisory fees JPMPI receives from the New Fund under the Advisory Agreement, and further that JPMPI will not retain any such advisory fees.

The Trustees also reviewed the fee rates of funds or accounts, if any, managed by a Sub-Adviser with comparable investment objectives and strategies to those of the applicable portfolio sleeve of the New Fund to be sub-advised by the Sub-Adviser. In doing so, the Trustees took into account the Adviser’s views regarding the limitations of fee comparisons to other funds and separately managed accounts that are not registered under the 1940 Act and/or are not publicly offered, in light of the differences in the types and scope of services to be provided to the New Fund compared to those provided to such other funds and accounts. Further, the Trustees took into account the differing levels of services to be provided and resulting limitations of fee comparisons with respect to other funds or accounts for which a Sub-Adviser serves as primary investment adviser, as opposed to fees charged where the Sub-Adviser serves only in a sub-advisory capacity, as would be the case for the New Fund. The Trustees also noted management’s representation that JPMPI does not manage any funds or accounts with comparable investment objectives and strategies as those of the New Fund. Additionally, the Trustees noted the most-favored nation fee provisions that would be agreed to in the proposed Sub-Advisory Agreements with each Sub-Adviser, which will help ensure that sub-advisory fee rates charged by each such Sub-Adviser with respect to the New Fund are no higher than the fees the Sub-Adviser charges to similar clients.

Adviser Costs, Level of Profits and Economies of Scale. The Trustees considered information regarding the estimated profits (if any) to be realized by the Adviser from the Advisory Agreement and in connection with the operation of the New Fund based on profitability information included in the 15(c) Materials. Among other information, the Trustees considered the New Fund’s estimated operating expenses and estimated costs to the Adviser of providing services to the New Fund. They also considered the impact of the proposed expense limitation agreement and fee waiver agreement to be observed by JPMPI with respect to the New Fund on the Adviser’s estimated profitability. The Trustees took into account that JPMPI’s estimates indicated that the Adviser would be unprofitable with respect to the New Fund at least for the Fund’s first year of operations. The Trustees also took into account that, although JPMPI is not expected to realize any direct profits with respect to the New Fund, J.P. Morgan and its affiliates could be profitable with respect to the managed accounts that invest in the New Fund and received related information and input from JPMPI in this regard.

The Trustees further noted that the proposed advisory fee rate to be paid to JPMPI by the New Fund under the Advisory Agreement does not have break points, but due to the New Fund’s proposed fee waiver arrangements, JPMPI will not retain any portion of the advisory fees paid by the New Fund and will also observe an expense limitation arrangement for the New Fund, which may allow the New Fund to benefit from economies of scale. The Trustees took into account that the proposed Sub-Advisory Agreements with PIMCO, AHL and TRowePrice each include breakpoints to their sub-advisory fee rates at certain assets levels.

Ancillary Benefits. The Trustees also considered whether the Adviser and/or the Sub-Advisers or any of their affiliates may receive other ancillary or “fall out” benefits as a result of their relationships with the New Fund. The Trustees considered that the New Fund will benefit the Adviser and its affiliates by enhancing the current discretionary product offering to J.P. Morgan Private Bank, J.P. Morgan Securities and Chase Wealth

376	SIX CIRCLES TRUST	DECEMBER 31, 2024

Management clients. The Trustees also considered that the New Fund will serve to expand JPMPI’s CIO investment opportunities, expand the current capacity to invest, and reduce unintended portfolio dispersion. The Trustees also considered that, apart from the Adviser, which will not retain any fees under the Advisory Agreement for managing the New Fund, the New Fund is not proposed to engage any JPMPI affiliates as service providers to the New Fund. The Trustees noted that the New Fund is proposed to utilize unaffiliated/third-party service providers for administration, custody, audit and other services. In this regard, the Trustees took into account JPMPI’s representation that no JPMPI affiliate will directly profit financially from the New Fund itself. The Trustees considered that the Adviser and/or its affiliates are expected to receive portfolio management fees (“PMFs”) outside of the New Fund with respect to assets attributable to shares of the New Fund held in discretionary accounts of the Adviser and its affiliates. The Trustees took into account, however, JPMPI’s representation that it or its affiliates would receive these PMFs independent of whether the discretionary accounts allocate investments to the New Fund or allocate the same assets to a third-party fund or other investment.

The Trustees also took into account that none of the Sub-Advisers are affiliated with any of the New Fund’s other proposed service providers, and therefore would not benefit from any such contractual relationships. The Trustees also considered the proprietary nature of the New Fund and whether any benefits may result to the Adviser by placing assets of J.P. Morgan managed account clients into the New Fund. In addition, the Trustees considered whether the Adviser or its affiliates may benefit from the New Fund’s portfolio trading practices, noting that while the Adviser is affiliated with broker-dealers, no broker-dealer affiliate will ordinarily execute portfolio transactions on behalf of the New Fund.

The Trustees also took into account that, as noted above, although the Adviser would not retain any of the advisory fees it receives from the New Funds and it expected to be unprofitable with respect to its management of the New Fund itself, that the Adviser and its affiliates will receive fees for managing the J.P. Morgan managed accounts that invest in the New Fund. In this regard, the Trustees discussed with management possible approaches to estimating any imputed profitability to the Adviser or J.P. Morgan from their operation of the New Fund and other Six Circles Funds taking into account the managed account fees they will receive that are attributable to assets invested in the New Fund and other Six Circles Funds and related expenses, and reviewed related information provided by the Adviser. In this regard, the Trustees took into account the Adviser’s representation that the Adviser and its affiliates would continue to receive the same level of fees from its managed accounts whether the accounts invested in the New Fund or in other funds and/or individual securities.

Conclusions. After reviewing and considering these and other factors described herein, the Trustees concluded, in their reasonable business judgment, within the context of their overall conclusions regarding the proposed Agreements and based on information provided and related representations made by the Adviser and the Sub-Advisers, that they were satisfied that the proposed fees payable under the Agreements would represent reasonable compensation in light of the nature, extent and quality of services to be provided by the Adviser or Sub-Adviser, as applicable, and that based on the information provided and taking into account the various assumptions made, the estimated profitability of the Adviser (if any) from the New Fund did not appear to be excessive. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the terms of the Agreements would be fair and reasonable to the New Fund, and approved each Agreement for an initial two-year term.

DECEMBER 31, 2024	SIX CIRCLES TRUST	377

APPROVAL OF THE AMENDMENT TO THE SUB-ADVISORY AGREEMENT WITH MUZINICH & CO., INC. FOR THE SIX CIRCLES CREDIT OPPORTUNITIES FUND

Materials Requested Prior to the Meeting. Prior to the Meeting, Ropes & Gray LLP (“Ropes & Gray” or “Independent Legal Counsel”), counsel to the Independent Trustees, had prepared letters on behalf of the Independent Trustees requesting information from J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”) and Muzinich & Co., Inc. (“Muzinich”) in connection with the proposed amendment to the Muzinich Sub-Advisory Agreement (the “Proposed Amendment”) for the Six Circles Credit Opportunities Fund (the “Fund”) relating to a new European High Yield Strategy sleeve (the “New Sleeve”).

The requests were designed to address the requirement under Section 15(c) of the 1940 Act that the Trustees request and evaluate, and that the Adviser and Muzinich furnish, such information as may be reasonably necessary to evaluate the terms of the Proposed Amendment. JPMPI and Muzinich responded to the information requests and provided memoranda and related materials and exhibits for consideration by the Trustees, which were provided to the Trustees in advance of the Meeting and included in the Meeting Materials (together, the “15(c) Materials”).

Set forth below is a summary of the material factors evaluated by the Trustees that formed the basis for the Board’s approval of the Proposed Amendment relating to the New Sleeve for the Fund. The Trustees’ conclusions as to the approval of the Proposed Amendment were based on a comprehensive consideration of all information provided to the Trustees. In deciding whether to approve the Proposed Amendment, the Trustees did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. The Trustees took into account the 15(c) Materials relating to the services to be provided by Muzinich to the Fund and the New Sleeve pursuant to the Proposed Amendment and the related discussions during the Meeting. In doing so, the Trustees took into account that the Proposed Muzinich Sub-Advisory Agreement Amendment would add the New Sleeve to the Trust’s existing Muzinich Sub-Advisory Agreement with respect to the Fund pursuant to the same terms and conditions that currently apply to the existing sleeve of the Fund sub-advised by Muzinich, except for a slightly higher sub-advisory fee rate with respect to the New Sleeve. Accordingly, in considering the Proposed Amendment, the Trustees considered information and materials provided by JPMPI and Muzinich in connection with the most recent continuance of the existing Muzinich Sub-Advisory Agreement by the Board pursuant to Section 15(c) of the 1940 Act in June 2024, as updated in certain respects, which were included in the 15(c) Materials.

In considering the Proposed Amendment for approval, the Trustees reviewed the 15(c) Materials and related exhibits and other information which included, among other items, the terms of the Proposed Amendment and related, existing Muzinich Sub-Advisory Agreement, comparative fee and expense information, comparative performance information, fee schedules and composite performance information with respect to the J.P. Morgan managed accounts and related strategies that invest in the Fund, descriptions of various portfolio management and other services and functions to be performed by JPMPI and Muzinich for the New Sleeve of the Fund, information regarding JPMPI’s and Muzinich’s compliance policies and procedures applicable to the Fund, balance sheet and/or other financial information regarding JPMPI and Muzinich, information regarding estimated profitability to JPMPI from its relationship with the Fund and taking into account the New Sleeve, information regarding potential economies of scale, and information regarding potential ancillary or “fall out” benefits to JPMPI and its affiliates or Muzinich and its affiliates from their relationships with the Fund and the New Sleeve. The Trustees also reviewed a memorandum prepared by Independent Legal Counsel regarding the responsibilities of the Trustees in considering the approval of advisory and sub-advisory agreements under applicable law.

Review Process. Following receipt and review of the 15(c) Materials, the Independent Trustees and Ropes & Gray held a video call, during which the 15(c) Materials and the related Proposed Amendment were considered and discussed. The Trustees also received presentations from management regarding the New Sleeve and the Proposed Amendment at the Meeting, during which management representatives responded to questions and any outstanding follow-up requests regarding the 15(c) Materials. As part of the review process, the Independent Trustees discussed the Proposed Amendment during executive sessions held with Independent Legal Counsel at which no representatives of management were present.

Nature, Extent and Quality of Services. The Trustees considered the depth and quality of the investment management process of Muzinich to be used for the New Sleeve of the Fund, including the experience and capabilities of Muzinich’s senior management, investment and other personnel, and the overall financial strength and stability of Muzinich. The Trustees reviewed the nature and quality of Muzinich’s investment management, trading, risk management, compliance capabilities and resources, research capabilities, and the experience and capabilities of its portfolio management personnel who would be responsible for the New Sleeve of the Fund. The Trustees noted that they previously reviewed and approved the compliance program of Muzinich and that the Funds’ Chief Compliance Officer had represented that no material changes had been made to the firm’s program as they would be applied to services for the New Sleeve under the Proposed Amendment. The Board noted the certificates previously received

378	SIX CIRCLES TRUST	DECEMBER 31, 2024

from Muzinich regarding its compliance program and code of ethics, which noted that Muzinich has compliance policies and procedures in place that are reasonably designed to prevent violations of the U.S. federal securities laws.

Investment Performance. The New Sleeve had no performance history to be reviewed by the Trustees. In considering the Proposed Amendment, the Trustees did, however, consider performance information regarding relevant funds and client accounts managed by Muzinich that have comparable investment objectives, strategies and risks to those of the New Sleeve. The Trustees also considered information provided with the 15(c) Materials and throughout the year by JPMPI with respect to its diligence, selection process and monitoring of the performance of Muzinich, an existing sub-adviser of the Fund. The Trustees also considered the results of reviews of the performance of Muzinich by the J.P. Morgan Investment Performance Governance Committee (“IPGC”), a separate committee within JPMorgan responsible for providing ongoing oversight of third party investment strategies, and related reports provided by IPGC to the Board throughout the year. The Board took into account indications from IPGC that it has been satisfied with the performance of Muzinich.

Fees and Total Expenses. In considering the proposed fees and expenses attributable to the New Sleeve of the Fund under the Proposed Amendment, the Trustees noted that the Proposed Amendment would add the New Sleeve to the Trust’s existing Muzinich Sub-Advisory Agreement pursuant to the same terms and conditions that currently apply to the existing sleeve of the Fund sub-advised by Muzinich, except for a slightly higher sub-advisory fee rate with respect to the New Sleeve. Additionally, the Trustees considered comparative fee and expense information relating to the Fund provided in connection with the Board’s most recent approval of the continuance of the Muzinich Sub-Advisory Agreement for the Fund in June 2024. In doing so, the Trustees took into account a number of factors, including the type and complexity of the services to be provided to the Fund and the New Sleeve, the estimated cost of providing such services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to investors in the Fund. The Trustees took into account that JPMPI had contractually agreed to reimburse expenses for the Fund to the extent the total expense ratio exceeds a specified limit and waive any advisory fees that exceeded the aggregate advisory fees JPMPI is contractually required to pay to Muzinich under the Muzinich Sub-Advisory Agreement, and that these arrangements would apply to the New Sleeve. The Trustees also considered the Fund’s advisory fees and total expenses in comparison to the average and median fees and expenses of peer funds identified by Broadridge that were provided in connection with the Board’s most recent approval of the continuance of the Muzinich Sub-Advisory Agreement. In addition, the Trustees considered information regarding the proposed sub-advisory fee rates to be paid to Muzinich under the Muzinich Sub-Advisory Agreement and found them to be reasonable. In this regard, the Trustees took into account that JPMPI, and not the Fund, pays Muzinich for its services to the Fund out of the advisory fees JPMPI receives from the Fund under its Advisory Agreement with the Trust, and further that JPMPI does not retain any such advisory fees, and that these arrangements would apply to the New Sleeve. In addition, the Trustees reviewed the fee rates of funds or accounts with comparable investment objectives and strategies as those of the New Sleeve identified by Muzinich, noting the Adviser’s views regarding the limitations of fee comparisons to other funds and separately managed accounts that are not registered under the 1940 Act and/or are not publicly offered, in light of the differences in the types and scope of services provided to the Fund compared to those provided to such other funds and accounts. Additionally, the Trustees noted the most-favored nation provisions agreed to by Muzinich under the Muzinich Sub-Advisory Agreement, which help ensure that sub-advisory fee rates charged by the Fund, including with respect to the New Sleeve, are no higher than the fees Muzinich charges to similar clients.

Adviser Costs, Level of Profits and Economies of Scale. The Trustees considered the estimated profits to be realized by JPMPI with respect to the New Sleeve of the Fund based on profitability information included in the 15(c) Materials and related materials discussed during the Meeting. Among other information, the Trustees considered the Fund’s operating expenses and the estimated cost to JPMPI of providing services to the Fund. They also considered the impact of the expense limitation agreement and fee waiver agreement observed by JPMPI with respect to the Fund on its estimated profitability and that such arrangements would apply to the New Sleeve. The Trustees took into account that JPMPI’s estimates indicate that it has been unprofitable to date with respect to the Fund and will continue to be unprofitable for at least the upcoming year following the addition of the New Sleeve. The Trustees also took into account that, although JPMPI has not realized direct profits with respect to the Fund, J.P. Morgan and its affiliates could be profitable with respect to the managed accounts that invest in the Fund and the Trustees received related information and input from JPMPI in this regard.

The Trustees further noted that the advisory fee rates paid by the Fund to JPMPI do not have breakpoints, but due to the Fund’s fee waiver arrangements, JPMPI does not retain any portion of the advisory fees paid by the Fund and also observes expense limitation arrangements for the Fund, which may allow the Fund to benefit from economies of scale. The Trustees took into account that the Muzinich Sub-Advisory Agreement includes breakpoints to the sub-advisory fee rates at certain asset levels, which will continue to apply under the Proposed Amendment. The Trustees also considered an estimate of the

DECEMBER 31, 2024	SIX CIRCLES TRUST	379

APPROVAL OF THE AMENDMENT TO THE SUB-ADVISORY AGREEMENT WITH MUZINICH & CO., INC. FOR THE SIX CIRCLES CREDIT OPPORTUNITIES FUND

(continued)

profitability to Muzinich and its affiliates to be derived from their relationship to JPMPI and/or the Fund, taking into account the New Sleeve.

Ancillary Benefits. The Trustees also considered whether JPMPI and Muzinich or any of their affiliates may receive other ancillary or “fall out” benefits as a result of their relationships with the Fund and the New Sleeve. The Trustees considered that the Fund benefits JPMPI and its affiliates by enhancing the current discretionary product offerings to J.P. Morgan Private Bank, J.P. Morgan Securities and Chase Wealth Management clients. The Trustees considered that the Fund and the New Sleeve serve to expand JPMPI’s CIO investment opportunities, expand the current capacity to invest, and reduce unintended portfolio dispersion. The Trustees also considered that, apart from JPMPI, which does not retain any fees under its Advisory Agreement for managing the Fund, the Fund does not engage any JPMPI affiliates as Fund service providers. The Trustees noted that the Fund utilizes third-party service providers for administration, custody, audit and other services. In this regard, the Trustees took into account JPMPI’s representation that no JPMPI affiliate directly profits financially from the Fund itself. The Trustees considered that JPMPI and/or its affiliates do receive portfolio management fees (“PMF”) outside of the Fund based on funds held in JPMPI’s discretionary client accounts, including on assets attributable to shares of the Fund held in such accounts. The Trustees took into account, however, JPMPI’s representation that it or its affiliates would receive these PMFs independent of whether the discretionary accounts allocated investments to the Fund or allocated the same assets to a third-party fund or other investment.

The Trustees additionally considered that Muzinich is not affiliated with any of the Fund’s service providers, and therefore does not benefit from those contractual relationships. The Trustees also considered the proprietary nature of the Fund and whether any benefits result to JPMPI by placing assets of J.P. Morgan managed account clients into the Fund. In addition, the Trustees considered whether JPMPI or its affiliates benefit from the Fund’s portfolio trading practices, noting that while JPMPI is affiliated with broker-dealers, no broker-dealer affiliate ordinarily executes portfolio transactions on behalf of the Fund.

The Trustees also took into account that JPMPI does not retain any of the advisory fees it receives from the Fund and has to date been unprofitable with respect to its management of the Fund itself, and that this is expected to continue following the addition of the New Sleeve. The Trustee noted, however, that JPMPI and its affiliates receive fees for managing the J.P. Morgan managed accounts that invest in the Fund. In this regard, the Trustees discussed with management possible approaches to estimating any imputed profitability to JPMPI or J.P. Morgan from their operation of the Fund taking into account the managed account fees they receive that are attributable to assets invested in the Fund and related expenses, and reviewed related information provided by JPMPI. In this regard, the Trustees took into account JPMPI’s representation that J.P. Morgan would continue to receive the same level of fees from its managed accounts whether the accounts invested in the Fund or in other funds and/or individual securities.

Conclusions. After reviewing and considering these and other factors described herein, the Trustees concluded, in their reasonable business judgment, within the context of their overall conclusions regarding the Proposed Amendment and based on information provided and related representations made by JPMPI and Muzinich, that they were satisfied that the fees payable under the Proposed Amendment to the Muzinich Sub-Advisory Agreement with respect to the New Sleeve of the Fund represent reasonable compensation in light of the nature, extent and quality of services provided by Muzinich and that based on the information provided and taking into account the various assumptions made, the estimated profitability of JPMPI with respect to the New Sleeve (if any) did not appear to be excessive. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the terms of the Proposed Amendment are fair and reasonable to the Fund, and approved the Proposed Amendment.

380	SIX CIRCLES TRUST	DECEMBER 31, 2024

APPROVAL OF AMENDMENT TO INTERIM SUB-ADVISORY AGREEMENT WITH RUSSELL INVESTMENTS IMPLEMENTATION SERVICES, LLC

The Board of Trustees (the “Board” or the “Trustees”) of the Six Circles Trust (the “Trust”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended, the “1940 Act”) of J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”), Russell Investments Implementation Services, LLC (“RIIS”) or their affiliates (the “Independent Trustees”) met on September 10, 2024 (the “Meeting”) to consider and approve the proposed amendment (the “Amendment”) to the Interim Sub-Advisory Agreement between JPMPI and RIIS (the “Interim Sub-Advisory Agreement”) for stand-by interim sub-advisory services to be provided, when needed in certain transitional circumstances involving a sub-adviser to one of the Funds (as defined below), by RIIS to the Six Circles U.S. Unconstrained Equity Fund, the Six Circles International Unconstrained Equity Fund, the Six Circles Tax Aware Ultra Short Duration Fund, the Six Circles Ultra Short Duration Fund, the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund, the Six Circles Managed Equity Portfolio International Unconstrained Fund, the Six Circles Global Bond Fund, the Six Circles Tax Aware Bond Fund and the Six Circles Credit Opportunities Fund (collectively the “Funds”). The purpose of the Amendment was solely to implement a minimum annual flat fee per Fund payable to RIIS by JPMPI out of the advisory fees JPMPI receives from the Funds. At the Meeting, the Board, including the Independent Trustees, unanimously (except for Mr. Klingert who abstained due to his former employment with RIIS) approved the Amendment.

The Board’s conclusions as to the approval of the Amendment were based on a comprehensive consideration of all information provided to the Trustees, including the information provided by JPMPI and RIIS during the Meeting. The Board noted the small amount of the annual minimum flat fee per Fund under the Amendment and considered the Adviser’s views that the Interim Sub-Advisory Agreement is beneficial to the Funds by ensuring that RIIS would be available to the Funds in the event of a transition involving another sub-adviser to the Funds. It was also noted that no other amendments were being made to the Interim Sub-Advisory Agreement and that the Board had recently approved the annual continuation of the Interim Sub-Advisory Agreement in June 2024, including based on consideration of (i) the nature, extent and quality of services provided by RIIS, (ii) the investment performance of RIIS, (iii) fees and total expenses, (iv) RIIS’s costs, level of profits and economies of scale, and (v) ancillary benefits received by RIIS or its affiliates as a result of RIIS’s relationship with the Funds. In light of the small amount of the annual minimum flat fee per Fund, the Amendment did not alter the Board’s prior considerations and conclusions in June 2024 with respect to the Interim Sub-Advisory Agreement, which are described in the Funds’ most recent semi-annual shareholder report.

DECEMBER 31, 2024	SIX CIRCLES TRUST	381

Feb 2019

FACTS	WHAT DOES SIX CIRCLES TRUST* DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we may collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number

◾  account balances and transaction history

◾  investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Six Circles Trust, chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Six Circles Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

*

Six Circles Trust and its fund series do not currently, nor are they expected to, collect personal non-public information from individuals, since holdings are held on the books of each fund on an omnibus basis by financial intermediaries. To the extent Six Circles Trust does get access to personal information through its affiliates or otherwise, this statement would apply.

Questions?	Call 212-464-2070 to speak with a Managed Solutions & Strategies Investor Relations representative. We accept operator relay calls.

Who we are
Who is providing this notice?	Six Circles Trust

What we do
How does Six Circles Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We only authorize our personnel to access information about you when they need it to do their work for us. We require companies working for us to protect your information.
How does Six Circles Trust collect my personal information?

We may collect your personal information, for example, when you

◾  open an account or make a wire transfer

◾  direct us to buy securities or direct us to sell your securities

◾  provide your account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

◾  Our affiliates include companies with the Chase or J.P. Morgan name including J.P. Morgan Private Investments Inc., our investment adviser.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ We do not share with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ We don’t jointly market

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For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.

Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.

The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature.

A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co. 2024. All rights reserved. December 31, 2024.

Annual Report

SIX CIRCLES® FUNDS

December 31, 2024

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Six Circles Managed Equity Portfolio International Unconstrained Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan representative or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.7%
Basic Materials — 1.2%
Chemicals — 1.0%
Air Products & Chemicals, Inc.	462	133,900
Albemarle Corp.	12	1,024
Celanese Corp., Class A	14	938
CF Industries Holdings, Inc.	17	1,469
Dow, Inc.	109	4,357
DuPont de Nemours, Inc.	41	3,131
Eastman Chemical Co.	10	952
Ecolab, Inc.	24	5,713
International Flavors & Fragrances, Inc.	23	1,974
Linde plc	50	20,978
LyondellBasell Industries NV, Class A	44	3,298
Mosaic Co. (The)	41	999
Nutrien Ltd., (Canada)	52	2,330
PPG Industries, Inc.	18	2,140
RPM International, Inc.	7	905
Sherwin-Williams Co. (The)	24	8,104
Westlake Corp.	1	169

		192,381

Forest Products & Paper — 0.0% (g)
International Paper Co.	41	2,185

Iron/Steel — 0.0% (g)
Nucor Corp.	28	3,314
Reliance, Inc.	3	770
Steel Dynamics, Inc.	13	1,493

		5,577

Mining — 0.2%
Agnico Eagle Mines Ltd., (Canada)	53	4,128
Barrick Gold Corp., (Canada)	184	2,852
Cameco Corp., (Canada)	46	2,354
First Quantum Minerals Ltd., (Canada) (a)	74	957
Franco-Nevada Corp., (Canada)	20	2,379
Freeport-McMoRan, Inc.	136	5,177
Ivanhoe Mines Ltd., (Canada), Class A (a)	78	922
Kinross Gold Corp., (Canada)	129	1,200
Lundin Mining Corp., (Canada), Class Common S	70	602
Newmont Corp.	96	3,576
Pan American Silver Corp., (Canada)	38	775
Wheaton Precious Metals Corp., (Canada)	48	2,687

		27,609

Total Basic Materials		227,752

Communications — 18.6%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The)	122	3,419
Omnicom Group, Inc.	54	4,662
Trade Desk, Inc. (The), Class A (a)	236	27,751

		35,832

SECURITY DESCRIPTION	SHARES	VALUE ($)

Internet — 16.3%
Airbnb, Inc., Class A (a)	128	16,816
Alphabet, Inc., Class A	2,418	457,648
Alphabet, Inc., Class C	2,081	396,309
Amazon.com, Inc. (a)	4,918	1,078,894
Booking Holdings, Inc.	7	34,784
CDW Corp.	48	8,306
DoorDash, Inc., Class A (a)	157	26,376
eBay, Inc.	239	14,815
Expedia Group, Inc. (a)	28	5,236
F5, Inc. (a)	19	4,831
Gen Digital, Inc.	209	5,721
GoDaddy, Inc., Class A (a)	26	5,036
Match Group, Inc. (a)	77	2,510
MercadoLibre, Inc., (Uruguay) (a)	24	40,226
Meta Platforms, Inc., Class A	1,143	669,138
Netflix, Inc. (a)	145	129,415
Okta, Inc., Class A (a)	28	2,231
Palo Alto Networks, Inc. (a)	249	45,274
Pinterest, Inc., Class A (a)	234	6,775
Robinhood Markets, Inc., Class A (a)	58	2,177
Roku, Inc., Class A (a)	30	2,261
Shopify, Inc., (Canada), Class A (a)	127	13,565
Snap, Inc., Class A (a)	429	4,625
Uber Technologies, Inc. (a)	2,281	137,604
VeriSign, Inc. (a)	14	2,952
Zillow Group, Inc., Class C (a)	17	1,230

		3,114,755

Media — 0.6%
Charter Communications, Inc., Class A (a)	19	6,638
Comcast Corp., Class A	847	31,783
FactSet Research Systems, Inc.	4	1,995
Fox Corp., Class A	54	2,646
Fox Corp., Class B	59	2,690
Liberty Media Corp-Liberty Formula One, Class C (a)	54	5,028
News Corp., Class A	109	2,998
Quebecor, Inc., (Canada), Class B	17	364
Thomson Reuters Corp., (Canada)	17	2,659
Walt Disney Co. (The)	414	46,048
Warner Bros Discovery, Inc. (a)	548	5,789

		108,638

Telecommunications — 1.5%
Arista Networks, Inc. (a)	392	43,366
AT&T, Inc.	1,629	37,088
BCE, Inc., (Canada)	8	175
Cisco Systems, Inc.	1,481	87,657
Corning, Inc.	299	14,207
Juniper Networks, Inc.	118	4,406
Motorola Solutions, Inc.	60	27,760
Rogers Communications, Inc., (Canada), Class B	38	1,158
TELUS Corp., (Canada)	52	704
T-Mobile US, Inc.	114	25,166
Verizon Communications, Inc.	940	37,607

		279,294

Total Communications		3,538,519

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	1

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Consumer Cyclical — 9.3%
Airlines — 0.0% (g)
Air Canada, (Canada) (a)	18	282
Delta Air Lines, Inc.	24	1,459
Southwest Airlines Co.	30	1,001

		2,742

Apparel — 0.1%
Deckers Outdoor Corp. (a)	29	5,845
Gildan Activewear, Inc., (Canada), Class A	15	700
NIKE, Inc., Class B	237	17,915

		24,460

Auto Manufacturers — 2.2%
Cummins, Inc.	23	7,897
Ford Motor Co.	1,265	12,520
General Motors Co.	358	19,066
PACCAR, Inc.	83	8,656
Rivian Automotive, Inc., Class A (a)	231	3,072
Tesla, Inc. (a)	883	356,718

		407,929

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	60	3,607
Magna International, Inc., (Canada)	29	1,199

		4,806

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	109	6,267
Fastenal Co.	79	5,680
LKQ Corp.	55	2,019
Pool Corp.	6	2,126
Toromont Industries Ltd., (Canada)	9	686
Watsco, Inc.	5	2,135
WW Grainger, Inc.	6	6,566

		25,479

Entertainment — 0.1%
DraftKings, Inc., Class A (a)	80	2,975
Flutter Entertainment plc (a)	34	8,800
Live Nation Entertainment, Inc. (a)	42	5,435

		17,210

Home Builders — 1.6%
DR Horton, Inc.	730	102,003
Lennar Corp., Class A	599	81,630
NVR, Inc. (a)	8	61,800
PulteGroup, Inc.	507	55,258

		300,691

Leisure Time — 0.1%
Carnival Corp. (a)	249	6,207
Royal Caribbean Cruises Ltd.	55	12,749

		18,956

Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	56	13,786

SECURITY DESCRIPTION	SHARES	VALUE ($)

Lodging — continued
Hyatt Hotels Corp., Class A	16	2,551
Las Vegas Sands Corp.	56	2,893
Marriott International, Inc., Class A	54	14,938
MGM Resorts International (a)	27	923
Wynn Resorts Ltd.	11	979

		36,070

Retail — 4.9%
Alimentation Couche-Tard, Inc., (Canada)	80	4,422
AutoZone, Inc. (a)	3	10,362
Best Buy Co., Inc.	42	3,571
Burlington Stores, Inc. (a)	12	3,559
Canadian Tire Corp. Ltd., (Canada), Class A	5	578
CarMax, Inc. (a)	39	3,156
Carvana Co., Class A (a)	23	4,737
Chipotle Mexican Grill, Inc., Class A (a)	276	16,621
Costco Wholesale Corp.	78	71,594
Darden Restaurants, Inc.	24	4,512
Dick’s Sporting Goods, Inc.	12	2,683
Dollar General Corp.	25	1,859
Dollar Tree, Inc. (a)	22	1,674
Dollarama, Inc., (Canada)	30	2,884
Domino’s Pizza, Inc.	5	2,304
Ferguson Enterprises, Inc.	29	5,014
Genuine Parts Co.	29	3,356
Home Depot, Inc. (The)	201	78,246
Lowe’s Cos., Inc.	113	27,871
Lululemon Athletica, Inc., (Canada) (a)	22	8,485
McDonald’s Corp.	144	41,616
O’Reilly Automotive, Inc. (a)	11	13,305
Restaurant Brands International, Inc., (Canada)	32	2,102
Ross Stores, Inc.	62	9,398
Starbucks Corp.	230	21,011
Target Corp.	54	7,346
TJX Cos., Inc. (The)	225	27,213
Tractor Supply Co.	100	5,329
Ulta Beauty, Inc. (a)	10	4,331
Walgreens Boots Alliance, Inc.	81	758
Walmart, Inc.	5,840	527,631
Williams-Sonoma, Inc.	25	4,713
Yum! Brands, Inc.	52	6,981

		929,222

Total Consumer Cyclical		1,767,565

Consumer Non-cyclical — 14.3%
Agriculture — 0.2%
Altria Group, Inc.	193	10,079
Archer-Daniels-Midland Co.	65	3,274
Bunge Global SA	21	1,610
Philip Morris International, Inc.	178	21,434

		36,397

Beverages — 1.7%
Brown-Forman Corp., Class B	70	2,665

SEE NOTES TO FINANCIAL STATEMENTS.

2	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Beverages — continued
Coca-Cola Co. (The)	2,911	181,257
Constellation Brands, Inc., Class A	65	14,261
Keurig Dr Pepper, Inc.	469	15,068
Molson Coors Beverage Co., Class B	75	4,311
Monster Beverage Corp. (a)	291	15,283
PepsiCo., Inc.	570	86,649

		319,494

Biotechnology — 1.0%
Alnylam Pharmaceuticals, Inc. (a)	42	9,809
Amgen, Inc.	183	47,690
Biogen, Inc. (a)	52	7,938
BioMarin Pharmaceutical, Inc. (a)	63	4,171
Bio-Rad Laboratories, Inc., Class A (a)	6	1,975
Corteva, Inc.	69	3,935
Gilead Sciences, Inc.	419	38,716
Illumina, Inc. (a)	56	7,477
Incyte Corp. (a)	55	3,801
Moderna, Inc. (a)	112	4,663
Regeneron Pharmaceuticals, Inc. (a)	37	26,405
Royalty Pharma plc, Class A	3	64
United Therapeutics Corp. (a)	15	5,163
Vertex Pharmaceuticals, Inc. (a)	88	35,338

		197,145

Commercial Services — 0.6%
Automatic Data Processing, Inc.	61	17,868
Block, Inc., Class A (a)	65	5,535
Booz Allen Hamilton Holding Corp., Class A	18	2,292
Cadiz, Inc. (a)	10	51
Cintas Corp.	59	10,864
Corpay, Inc. (a)	8	2,581
Element Fleet Management Corp., (Canada)	43	859
Equifax, Inc.	19	4,719
Global Payments, Inc.	29	3,251
MarketAxess Holdings, Inc.	4	815
Moody’s Corp.	19	9,057
PayPal Holdings, Inc. (a)	108	9,222
Quanta Services, Inc.	22	6,878
RB Global, Inc.	19	1,744
Rollins, Inc.	50	2,318
S&P Global, Inc.	36	17,903
Toast, Inc., Class A (a)	44	1,612
TransUnion	30	2,765
U-Haul Holding Co., Class B	20	1,284
United Rentals, Inc.	10	6,784
Verisk Analytics, Inc., Class A	21	5,759

		114,161

Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co.	81	7,365
Estee Lauder Cos., Inc. (The), Class A	27	1,988
Kenvue, Inc.	208	4,446
Procter & Gamble Co. (The)	868	145,510

		159,309

SECURITY DESCRIPTION	SHARES	VALUE ($)

Food — 0.2%
Albertsons Cos., Inc., Class A	46	908
Conagra Brands, Inc.	83	2,313
Empire Co. Ltd., (Canada), Class A	14	428
General Mills, Inc.	76	4,828
George Weston Ltd., (Canada)	6	962
Hershey Co. (The)	15	2,462
Hormel Foods Corp.	38	1,189
J M Smucker Co. (The)	14	1,527
Kellanova	29	2,378
Kraft Heinz Co. (The)	147	4,499
Kroger Co. (The)	91	5,578
Lamb Weston Holdings, Inc.	15	1,002
Loblaw Cos. Ltd., (Canada)	16	2,095
McCormick & Co., Inc.	29	2,207
Metro, Inc., (Canada)	22	1,399
Mondelez International, Inc., Class A	157	9,355
Saputo, Inc., (Canada)	27	463
Sysco Corp.	53	4,022
The Campbell’s Company	22	927
Tyson Foods, Inc., Class A	49	2,816

		51,358

Healthcare — Products — 2.0%
Abbott Laboratories	385	43,558
Agilent Technologies, Inc.	104	14,010
Align Technology, Inc. (a)	7	1,504
Avantor, Inc. (a)	225	4,733
Baxter International, Inc.	103	2,994
Bio-Techne Corp.	56	4,011
Boston Scientific Corp. (a)	324	28,921
Cooper Cos., Inc. (The) (a)	17	1,578
Danaher Corp.	230	52,728
Edwards Lifesciences Corp. (a)	129	9,563
Exact Sciences Corp. (a)	65	3,648
GE HealthCare Technologies, Inc.	100	7,793
Hologic, Inc. (a)	39	2,798
IDEXX Laboratories, Inc. (a)	16	6,791
Insulet Corp. (a)	14	3,712
Intuitive Surgical, Inc. (a)	78	40,725
Medtronic plc	290	23,175
ResMed, Inc.	32	7,233
Revvity, Inc.	45	5,059
Solventum Corp. (a)	10	671
STERIS plc	19	3,862
Stryker Corp.	76	27,245
Teleflex, Inc.	9	1,526
Thermo Fisher Scientific, Inc.	135	70,212
Waters Corp. (a)	21	7,606
West Pharmaceutical Services, Inc.	25	8,220
Zimmer Biomet Holdings, Inc.	40	4,225

		388,101

Healthcare — Services — 2.4%
Centene Corp. (a)	177	10,712
Charles River Laboratories International, Inc. (a)	18	3,363

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	3

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare — Services — continued
Cigna Group (The)	30	8,322
DaVita, Inc. (a)	3	437
Elevance Health, Inc.	80	29,509
HCA Healthcare, Inc.	21	6,372
Humana, Inc.	41	10,419
IQVIA Holdings, Inc. (a)	67	13,129
Labcorp Holdings, Inc.	7	1,592
Molina Healthcare, Inc. (a)	19	5,623
Quest Diagnostics, Inc.	10	1,454
UnitedHealth Group, Inc.	702	355,342
Universal Health Services, Inc., Class B	5	958

		447,232

Household Products/Wares — 0.1%
Avery Dennison Corp.	12	2,332
Church & Dwight Co., Inc.	22	2,343
Clorox Co. (The)	11	1,806
Kimberly-Clark Corp.	36	4,700

		11,181

Pharmaceuticals — 5.3%
AbbVie, Inc.	592	105,214
Becton Dickinson & Co.	64	14,522
Bristol-Myers Squibb Co.	1,200	67,869
Cardinal Health, Inc.	23	2,690
Cencora, Inc.	19	4,216
CVS Health Corp.	146	6,560
Dexcom, Inc. (a)	84	6,571
Eli Lilly & Co.	388	299,818
Henry Schein, Inc. (a)	14	987
Johnson & Johnson	1,409	203,789
McKesson Corp.	14	7,964
Merck & Co., Inc.	1,475	146,765
Neurocrine Biosciences, Inc. (a)	37	5,009
Pfizer, Inc.	3,279	86,984
Viatris, Inc.	581	7,239
Zoetis, Inc., Class A	218	35,456

		1,001,653

Total Consumer Non-cyclical		2,726,031

Energy — 3.8%
Coal — 0.0% (g)
Teck Resources Ltd., (Canada), Class B	48	1,938

Energy — Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	55	3,791
First Solar, Inc. (a)	40	7,065
Montauk Renewables, Inc. (a)	13	50
NextEra Energy Partners LP	24	426
Spruce Power Holding Corp. (a)	2	5
Sunnova Energy International, Inc. (a)	29	99

		11,436

Oil & Gas — 2.8%
APA Corp.	153	3,530
ARC Resources Ltd., (Canada)	62	1,129

SECURITY DESCRIPTION	SHARES	VALUE ($)

Oil & Gas — continued
Canadian Natural Resources Ltd., (Canada)	222	6,859
Cenovus Energy, Inc., (Canada)	144	2,182
Chevron Corp.	703	101,890
ConocoPhillips	537	53,265
Coterra Energy, Inc.	297	7,578
Devon Energy Corp.	273	8,925
Diamondback Energy, Inc.	81	13,245
EOG Resources, Inc.	229	28,048
EQT Corp.	229	10,569
Expand Energy Corp.	87	8,698
Exxon Mobil Corp.	1,800	193,595
Hess Corp.	106	14,077
HF Sinclair Corp.	110	3,839
Imperial Oil Ltd., (Canada)	19	1,185
Marathon Petroleum Corp.	136	18,974
MEG Energy Corp., (Canada), Class Common S	28	454
Occidental Petroleum Corp.	257	12,693
Ovintiv, Inc.	106	4,287
Parkland Corp., (Canada)	15	336
Phillips 66	170	19,338
Suncor Energy, Inc., (Canada)	133	4,734
Texas Pacific Land Corp.	8	8,331
Tourmaline Oil Corp., (Canada)	37	1,716
Valero Energy Corp.	131	16,009

		545,486

Oil & Gas Services — 0.3%
Baker Hughes Co., Class A	406	16,653
Halliburton Co.	353	9,600
Schlumberger NV	582	22,297

		48,550

Pipelines — 0.6%
Cheniere Energy, Inc.	88	18,990
Enbridge, Inc., (Canada)	229	9,715
Keyera Corp., (Canada)	24	734
Kinder Morgan, Inc.	782	21,414
ONEOK, Inc.	229	22,966
Pembina Pipeline Corp., (Canada), Class Common S	61	2,248
Targa Resources Corp.	79	14,100
TC Energy Corp., (Canada)	109	5,082
Williams Cos., Inc. (The)	479	25,930

		121,179

Total Energy		728,589

Financial — 10.2%
Banks — 3.3%
Bank of America Corp.	4,516	198,465
Bank of Montreal, (Canada)	77	7,444
Bank of New York Mellon Corp. (The)	95	7,316
Bank of Nova Scotia (The), (Canada)	130	6,984
Canadian Imperial Bank of Commerce, (Canada)	99	6,271

SEE NOTES TO FINANCIAL STATEMENTS.

4	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
Citigroup, Inc.	373	26,289
Citizens Financial Group, Inc.	78	3,435
Fifth Third Bancorp	301	12,742
First Citizens BancShares, Inc., Class A	2	3,687
Goldman Sachs Group, Inc. (The)	36	20,832
Huntington Bancshares, Inc.	231	3,755
KeyCorp.	331	5,669
M&T Bank Corp.	24	4,533
Morgan Stanley	139	17,429
National Bank of Canada, (Canada)	36	3,265
Northern Trust Corp.	36	3,657
PNC Financial Services Group, Inc. (The)	167	32,269
Regions Financial Corp.	150	3,537
Royal Bank of Canada, (Canada)	149	17,935
State Street Corp.	47	4,603
Toronto-Dominion Bank (The), (Canada)	184	9,782
Truist Financial Corp.	170	7,384
US Bancorp	531	25,399
Wells Fargo & Co.	2,592	182,078

		614,760

Diversified Financial Services — 2.9%
Ally Financial, Inc.	29	1,034
American Express Co.	65	19,362
Ameriprise Financial, Inc.	12	6,293
Apollo Global Management, Inc.	1,624	268,200
Ares Management Corp., Class A	22	3,916
Blackrock, Inc.	2	1,938
Brookfield Asset Management Ltd., (Canada), Class A	37	2,021
Capital One Financial Corp.	48	8,500
Cboe Global Markets, Inc.	12	2,328
Charles Schwab Corp. (The)	176	13,043
CME Group, Inc., Class A	44	10,272
Coinbase Global, Inc., Class A (a)	98	24,444
Discover Financial Services	34	5,967
Franklin Resources, Inc.	93	1,895
IGM Financial, Inc., (Canada)	9	280
Intercontinental Exchange, Inc.	69	10,267
LPL Financial Holdings, Inc.	8	2,672
Mastercard, Inc., Class A	141	74,307
Nasdaq, Inc.	60	4,644
Raymond James Financial, Inc.	28	4,324
SEI Investments Co.	13	1,062
Synchrony Financial	62	4,035
T Rowe Price Group, Inc.	34	3,805
TMX Group Ltd., (Canada)	29	897
Tradeweb Markets, Inc., Class A	15	1,997
Visa, Inc., Class A	233	73,669

		551,172

Insurance — 2.5%
Aflac, Inc.	69	7,156
Allstate Corp. (The)	33	6,442
American Financial Group, Inc.	9	1,296
American International Group, Inc.	85	6,159

SECURITY DESCRIPTION	SHARES	VALUE ($)

Insurance — continued
Aon plc, Class A	21	7,421
Arch Capital Group Ltd., (Bermuda)	45	4,158
Arthur J Gallagher & Co.	27	7,791
Assurant, Inc.	12	2,534
Berkshire Hathaway, Inc., Class B (a)	146	65,991
Brown & Brown, Inc.	25	2,521
Chubb Ltd., (Switzerland)	338	93,388
Cincinnati Financial Corp.	27	3,824
Equitable Holdings, Inc.	31	1,469
Erie Indemnity Co., Class A	3	1,186
Everest Group Ltd., (Bermuda)	7	2,477
Fairfax Financial Holdings Ltd., (Canada)	2	3,032
Fidelity National Financial, Inc.	22	1,225
Great-West Lifeco, Inc., (Canada)	29	972
Hartford Financial Services Group, Inc. (The)	43	4,714
iA Financial Corp., Inc., (Canada)	10	918
Intact Financial Corp., (Canada)	19	3,416
Loews Corp.	36	3,058
Manulife Financial Corp., (Canada)	185	5,680
Markel Group, Inc. (a)	2	3,582
Marsh & McLennan Cos., Inc.	56	11,988
MetLife, Inc.	81	6,603
Power Corp. of Canada, (Canada)	59	1,847
Principal Financial Group, Inc.	43	3,305
Progressive Corp. (The)	741	177,557
Prudential Financial, Inc.	41	4,894
Sun Life Financial, Inc., (Canada)	61	3,605
Travelers Cos., Inc. (The)	30	7,184
Willis Towers Watson plc, (United Kingdom)	10	3,153
WR Berkley Corp.	39	2,255

		462,801

Private Equity — 0.2%
Blackstone, Inc.	125	21,467
Brookfield Corp., (Canada)	144	8,260
Carlyle Group, Inc. (The)	30	1,537
KKR & Co., Inc.	71	10,513
Onex Corp., (Canada)	7	515

		42,292

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	35	4,629
CoStar Group, Inc. (a)	34	2,453
FirstService Corp., (Canada)	4	772

		7,854

REITS — 1.3%
Alexandria Real Estate Equities, Inc.	20	1,963
American Homes 4 Rent, Class A	22	824
American Tower Corp.	813	149,104
Annaly Capital Management, Inc.	76	1,398
AvalonBay Communities, Inc.	14	3,124
BXP, Inc.	19	1,380
Camden Property Trust	10	1,105
Canadian Apartment Properties REIT, (Canada)	9	257

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	5

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
REITS — continued
Crown Castle, Inc.	47	4,240
Digital Realty Trust, Inc.	36	6,452
Equinix, Inc.	10	9,665
Equity LifeStyle Properties, Inc.	5	320
Equity Residential	36	2,565
Essex Property Trust, Inc.	6	1,612
Extra Space Storage, Inc.	24	3,573
Gaming and Leisure Properties, Inc.	27	1,286
Healthpeak Properties, Inc.	86	1,738
Host Hotels & Resorts, Inc.	91	1,587
Invitation Homes, Inc.	55	1,767
Iron Mountain, Inc.	28	2,934
Kimco Realty Corp.	71	1,673
Mid-America Apartment Communities, Inc.	11	1,773
Prologis, Inc.	104	10,960
Public Storage	17	5,005
Realty Income Corp.	112	5,976
Regency Centers Corp.	13	967
SBA Communications Corp., Class A	7	1,484
Simon Property Group, Inc.	34	5,794
Sun Communities, Inc.	13	1,537
UDR, Inc.	26	1,111
Ventas, Inc.	47	2,758
VICI Properties, Inc., Class A	154	4,512
Welltower, Inc.	71	8,970
Weyerhaeuser Co.	87	2,445
WP Carey, Inc.	31	1,679

		253,538

Total Financial		1,932,417

Industrial — 6.6%
Aerospace/Defense — 0.6%
Boeing Co. (The) (a)	106	18,810
CAE, Inc., (Canada) (a)	34	853
General Dynamics Corp.	36	9,498
General Electric Co.	155	25,798
HEICO Corp.	8	1,818
HEICO Corp., Class A	7	1,307
Howmet Aerospace, Inc.	53	5,792
L3Harris Technologies, Inc.	26	5,458
Lockheed Martin Corp.	31	15,110
Northrop Grumman Corp.	21	9,688
RTX Corp.	196	22,630
TransDigm Group, Inc.	7	9,334

		126,096

Building Materials — 0.3%
Builders FirstSource, Inc. (a)	17	2,410
Carrier Global Corp.	118	8,044
CRH plc	86	7,980
Fortune Brands Innovations, Inc.	18	1,242
Johnson Controls International plc	99	7,776
Lennox International, Inc.	3	2,013
Martin Marietta Materials, Inc.	9	4,410
Masco Corp.	28	2,062

SECURITY DESCRIPTION	SHARES	VALUE ($)

Building Materials — continued
Owens Corning	15	2,523
Trane Technologies plc, (Ireland)	32	11,925
Vulcan Materials Co.	18	4,638
West Fraser Timber Co. Ltd., (Canada)	6	502

		55,525

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	32	5,740
Eaton Corp. plc	58	19,331
Emerson Electric Co.	83	10,287

		35,358

Electronics — 1.6%
Allegion plc, (Ireland)	11	1,464
Amphenol Corp., Class A	443	30,787
Fortive Corp.	48	3,614
Garmin Ltd., (Switzerland)	29	5,995
Honeywell International, Inc.	983	222,126
Hubbell, Inc., Class B	8	3,298
Jabil, Inc.	44	6,282
Keysight Technologies, Inc. (a)	60	9,587
Mettler-Toledo International, Inc. (a)	7	8,715
TE Connectivity plc, (Ireland)	114	16,245
Trimble, Inc. (a)	88	6,207

		314,320

Engineering & Construction — 0.1%
AECOM	20	2,168
EMCOR Group, Inc.	7	3,236
Jacobs Solutions, Inc.	23	3,130
Stantec, Inc., (Canada)	12	939
Star Group LP	7	81
WSP Global, Inc., (Canada)	14	2,413

		11,967

Environmental Control — 0.2%
GFL Environmental, Inc., (Canada)	24	1,069
Pentair plc, (United Kingdom)	21	2,148
Pure Cycle Corp. (a)	6	73
Republic Services, Inc., Class A	38	7,562
Veralto Corp.	38	3,823
Waste Connections, Inc., (Canada)	44	7,500
Waste Management, Inc.	63	12,616

		34,791

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	7	2,504
Stanley Black & Decker, Inc.	25	1,971

		4,475

Machinery — Construction & Mining — 0.2%
Caterpillar, Inc.	71	25,605
GE Vernova, Inc.	40	13,273
Vertiv Holdings Co., Class A	54	6,088

		44,966

SEE NOTES TO FINANCIAL STATEMENTS.

6	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Machinery — Diversified — 0.9%
CNH Industrial NV, (United Kingdom)	157	1,785
Deere & Co.	297	125,745
Dover Corp.	21	4,016
Graco, Inc.	15	1,244
IDEX Corp.	10	2,123
Ingersoll Rand, Inc.	60	5,383
Nordson Corp.	6	1,306
Otis Worldwide Corp.	51	4,718
Rockwell Automation, Inc.	16	4,573
Toro Co. (The)	13	1,051
Westinghouse Air Brake Technologies Corp.	25	4,803
Xylem, Inc.	37	4,259

		161,006

Miscellaneous Manufacturers — 0.3%
3M Co.	78	10,066
AO Smith Corp.	11	782
Axon Enterprise, Inc. (a)	10	6,098
Carlisle Cos., Inc.	6	2,204
Illinois Tool Works, Inc.	39	10,007
Parker-Hannifin Corp.	19	12,200
Teledyne Technologies, Inc. (a)	16	7,593
Textron, Inc.	25	1,922

		50,872

Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	238	2,236
Ball Corp.	39	2,136
CCL Industries, Inc., (Canada), Class B	16	812
Crown Holdings, Inc.	16	1,331
Packaging Corp. of America	16	3,630
Smurfit WestRock plc, (Ireland)	61	3,293

		13,438

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	6	1,171

Transportation — 2.1%
Canadian National Railway Co., (Canada)	56	5,712
Canadian Pacific Kansas City Ltd., (Canada)	98	7,102
CH Robinson Worldwide, Inc.	18	1,908
CSX Corp.	6,044	195,028
Expeditors International of Washington, Inc.	24	2,712
FedEx Corp.	36	10,032
JB Hunt Transport Services, Inc.	16	2,754
Knight-Swift Transportation Holdings, Inc., Class A	41	2,187
Norfolk Southern Corp.	36	8,516
Old Dominion Freight Line, Inc.	28	4,933
TFI International, Inc., (Canada)	8	1,144
Union Pacific Corp.	93	21,113
United Parcel Service, Inc., Class B	1,108	139,735

		402,876

Total Industrial		1,256,861

SECURITY DESCRIPTION	SHARES	VALUE ($)

Technology — 33.3%
Computers — 8.6%
Accenture plc, (Ireland), Class A	115	40,320
Apple, Inc.	5,582	1,397,883
CGI, Inc., (Canada), Class A	21	2,347
Cognizant Technology Solutions Corp., Class A	105	8,075
Crowdstrike Holdings, Inc., Class A (a)	89	30,609
Dell Technologies, Inc., Class C	117	13,442
EPAM Systems, Inc. (a)	11	2,560
Fortinet, Inc. (a)	250	23,593
Gartner, Inc. (a)	13	6,188
Hewlett Packard Enterprise Co.	487	10,401
HP, Inc.	376	12,281
International Business Machines Corp.	168	36,930
Leidos Holdings, Inc.	19	2,767
NetApp, Inc.	74	8,596
Pure Storage, Inc., Class A (a)	113	6,970
Seagate Technology Holdings plc	77	6,664
Super Micro Computer, Inc. (a)	194	5,926
Western Digital Corp. (a)	129	7,705
Zscaler, Inc. (a)	35	6,395

		1,629,652

Office/Business Equip — 0.0% (g)
Zebra Technologies Corp., Class A (a)	18	6,881

Semiconductors — 12.3%
Advanced Micro Devices, Inc. (a)	645	77,877
Analog Devices, Inc.	199	42,176
Applied Materials, Inc.	328	53,298
Broadcom, Inc.	1,764	409,037
Entegris, Inc.	54	5,309
Intel Corp.	1,706	34,207
KLA Corp.	52	33,081
Lam Research Corp.	511	36,878
Marvell Technology, Inc.	485	53,541
Microchip Technology, Inc.	212	12,131
Micron Technology, Inc.	441	37,114
Monolithic Power Systems, Inc.	19	11,367
NVIDIA Corp.	10,027	1,346,495
NXP Semiconductors NV, (Netherlands)	100	20,779
ON Semiconductor Corp. (a)	167	10,527
Qorvo, Inc. (a)	38	2,646
QUALCOMM, Inc.	443	68,091
Skyworks Solutions, Inc.	64	5,646
Teradyne, Inc.	65	8,180
Texas Instruments, Inc.	363	68,077

		2,336,457

Software — 12.4%
Adobe, Inc. (a)	168	74,672
Akamai Technologies, Inc. (a)	30	2,862
ANSYS, Inc. (a)	33	11,156
AppLovin Corp., Class A (a)	118	38,315
Aspen Technology, Inc. (a)	11	2,726

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	7

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Atlassian Corp., (Australia), Class A (a)	61	14,808
Autodesk, Inc. (a)	82	24,097
Bentley Systems, Inc., Class B	47	2,183
Broadridge Financial Solutions, Inc.	20	4,533
Cadence Design Systems, Inc. (a)	105	31,508
Cloudflare, Inc., Class A (a)	56	6,070
Constellation Software, Inc., (Canada)	2	6,543
Datadog, Inc., Class A (a)	107	15,252
Dayforce, Inc. (a)	20	1,423
Descartes Systems Group, Inc. (The), (Canada) (a)	9	1,017
DocuSign, Inc., Class A (a)	78	7,031
Dynatrace, Inc. (a)	114	6,201
Electronic Arts, Inc.	59	8,569
Fair Isaac Corp. (a)	9	18,611
Fidelity National Information Services, Inc.	62	4,975
Fiserv, Inc. (a)	67	13,716
HubSpot, Inc. (a)	19	12,945
Intuit, Inc.	108	67,800
Jack Henry & Associates, Inc.	9	1,636
Manhattan Associates, Inc. (a)	23	6,091
Microsoft Corp.	3,371	1,420,796
MicroStrategy, Inc., Class A (a)	70	20,187
MongoDB, Inc., Class A (a)	14	3,211
MSCI, Inc., Class A	8	5,059
Nutanix, Inc., Class A (a)	95	5,833
Open Text Corp., (Canada)	28	795
Oracle Corp.	637	106,094
Palantir Technologies, Inc., Class A (a)	781	59,068
Paychex, Inc.	48	6,662
Paycom Software, Inc.	6	1,331
PTC, Inc. (a)	46	8,378
ROBLOX Corp., Class A (a)	110	6,375
Roper Technologies, Inc.	41	21,525
Salesforce, Inc.	367	122,615
Samsara, Inc., Class A (a)	83	3,641
ServiceNow, Inc. (a)	79	84,051
Snowflake, Inc., Class A (a)	54	8,376
SS&C Technologies Holdings, Inc.	39	2,957
Synopsys, Inc. (a)	59	28,667
Take-Two Interactive Software, Inc. (a)	40	7,366
Twilio, Inc., Class A (a)	29	3,163
Tyler Technologies, Inc. (a)	16	9,284
Veeva Systems, Inc., Class A (a)	15	3,069
Workday, Inc., Class A (a)	139	35,817
Zoom Communications, Inc., Class A (a)	96	7,811

		2,366,871

Total Technology		6,339,861

Utilities — 2.4%
Electric — 2.2%
AES Corp. (The)	250	3,211
ALLETE, Inc.	15	980
Alliant Energy Corp.	83	4,932
Altus Power, Inc., Class A (a)	17	70

SECURITY DESCRIPTION	SHARES	VALUE ($)

Electric — continued
Ameren Corp.	97	8,691
American Electric Power Co., Inc.	201	18,539
Avista Corp.	20	726
Black Hills Corp.	18	1,052
Brookfield Renewable Corp., (Canada)	14	390
CenterPoint Energy, Inc.	232	7,368
Clearway Energy, Inc., Class A	9	216
Clearway Energy, Inc., Class C	21	550
CMS Energy Corp.	99	6,615
Consolidated Edison, Inc.	134	11,936
Constellation Energy Corp.	114	25,471
Dominion Energy, Inc.	317	17,090
DTE Energy Co.	74	8,940
Duke Energy Corp.	290	31,231
Edison International	144	11,517
Emera, Inc., (Canada)	30	1,136
Entergy Corp.	159	12,037
Evergy, Inc.	87	5,369
Eversource Energy	127	7,321
Exelon Corp.	382	14,376
FirstEnergy Corp.	199	7,900
Fortis, Inc., (Canada)	52	2,158
Genie Energy Ltd., Class B	3	50
Hawaiian Electric Industries, Inc. (a)	43	415
Hydro One Ltd., (Canada) (e)	35	1,071
IDACORP, Inc., Class Rights	14	1,513
MGE Energy, Inc.	9	874
NextEra Energy, Inc.	754	54,044
Northwestern Energy Group, Inc.	16	841
NRG Energy, Inc.	74	6,636
OGE Energy Corp.	52	2,148
Oklo, Inc., Class A (a)	8	159
Ormat Technologies, Inc.	14	964
Otter Tail Corp.	10	711
PG&E Corp.	739	14,920
Pinnacle West Capital Corp.	29	2,490
Portland General Electric Co.	26	1,155
PPL Corp.	249	8,085
Public Service Enterprise Group, Inc.	177	14,941
Sempra	229	20,112
Southern Co. (The)	410	33,740
Talen Energy Corp. (a)	9	1,871
TXNM Energy, Inc.	22	1,087
Unitil Corp.	4	224
Vistra Corp.	125	17,254
WEC Energy Group, Inc.	114	10,731
Xcel Energy, Inc.	206	13,895

		419,753

Gas — 0.1%
AltaGas Ltd., (Canada)	31	725
Atmos Energy Corp.	53	7,415
Canadian Utilities Ltd., (Canada), Class A	14	337
Chesapeake Utilities Corp.	6	704
MDU Resources Group, Inc.	50	901
National Fuel Gas Co.	22	1,354

SEE NOTES TO FINANCIAL STATEMENTS.

8	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Gas — continued
New Jersey Resources Corp.	26	1,210
NiSource, Inc.	144	5,283
Northwest Natural Holding Co.	10	414
ONE Gas, Inc.	15	1,027
RGC Resources, Inc.	2	37
Southwest Gas Holdings, Inc.	15	1,046
Spire, Inc.	15	1,019
UGI Corp.	56	1,573

		23,045

Water — 0.1%
American States Water Co.	10	763
American Water Works Co., Inc.	67	8,300
Artesian Resources Corp., Class A	3	84
California Water Service Group	15	686
Consolidated Water Co. Ltd., (Cayman Islands)	4	108
Essential Utilities, Inc.	81	2,951
Middlesex Water Co.	4	237
SJW Group	8	393
York Water Co. (The)	4	121

		13,643

Total Utilities		456,441

Total Common Stocks (Cost $13,979,672)		18,974,036

SECURITY DESCRIPTION	NUMBER OF WARRANTS		VALUE ($)
Warrant — 0.0%
Technology — 0.0%
Software — 0.0%
Constellation Software, Inc. (Canada), expiring 03/31/2040 (a) (bb) (cc) (Cost $—)		1	—

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.4%
Time Deposits — 0.4%
Australia & New Zealand Banking Group Ltd., 3.68%, 01/02/2025		27,738	27,738
Citibank NA, 3.68%, 01/02/2025		26,128	26,128
Royal Bank of Canada, 2.05%, 01/02/2025	CAD	489	340
3.68%, 01/02/2025		6,478	6,478
Sumitomo Mitsui Banking Corp., 3.68%, 01/02/2025		2,722	2,722
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 01/02/2025		7,558	7,558

Total Short-Term Investments (Cost $70,964)			70,964

Total Investments — 100.1% (Cost — $14,050,636)			19,045,000

Liabilities in Excess of Other Assets — (0.1)%			(13,362)

NET ASSETS — 100.0%			$19,031,638

Percentages indicated are based on net assets.

Futures contracts outstanding as of December 31, 2024:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
CME Micro E-mini Russell 2000 Index	65	03/2025	USD	736	(5)
E-mini Consumer Discretionary Select Sector Index	7	03/2025	USD	1,625	(23)
E-mini Consumer Staples Select Sector Index	10	03/2025	USD	820	(19)
E-mini Energy Select Sector Index	9	03/2025	USD	802	13
E-mini Health Care Select Sector Index	12	03/2025	USD	1,685	(4)
E-mini Industrial Select Sector Index	2	03/2025	USD	268	(—	) (h)
E-mini Technology Select Sector Index	14	03/2025	USD	3,372	(60)
E-mini Utilities Select Sector Index	8	03/2025	USD	619	(4)
Micro E-mini NASDAQ 100 Index	117	03/2025	USD	5,056	(89)
Micro E-mini S&P 500 Index	27	03/2025	USD	812	(11)
S&P 500 E-mini Index	61	03/2025	USD	18,312	(207)
S&P MidCap 400 E-mini Index	1	03/2025	USD	319	(4)
S&P Toronto Stock Exchange 60 Index	2	03/2025	CAD	421	(8)

Total unrealized appreciation (depreciation)					(421)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	9

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024

REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
CAD	— Canadian Dollar
USD	— United States Dollar

Summary of Investments by Industry, December 31, 2024

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Internet	16.3%

Software	12.4%

Semiconductors	12.3%

Computers	8.6%

Pharmaceuticals	5.3%

Retail	4.9%

Banks	3.3%

Diversified Financial Services	2.9%

Oil & Gas	2.8%

Insurance	2.5%

Healthcare — Services	2.4%

Electric	2.2%

Auto Manufacturers	2.2%

Transportation	2.1%

Healthcare — Products	2.0%

Beverages	1.7%

Electronics	1.6%

Home Builders	1.6%

Telecommunications	1.5%

REITS	1.3%

Biotechnology	1.0%

Chemicals	1.0%

Others (Each less than 1.0%)	7.7%

Short-Term Investments	0.4%

SEE NOTES TO FINANCIAL STATEMENTS.

10	SIX CIRCLES TRUST	DECEMBER 31, 2024

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 98.0%
Australia — 3.3%
ANZ Group Holdings Ltd.	528	9,310
APA Group	230	991
Aristocrat Leisure Ltd.	101	4,248
ASX Ltd.	35	1,408
BHP Group Ltd.	900	21,966
BlueScope Steel Ltd.	78	904
Brambles Ltd.	247	2,942
CAR Group Ltd.	67	1,490
Cochlear Ltd.	12	2,088
Coles Group Ltd.	238	2,775
Commonwealth Bank of Australia	297	28,103
Computershare Ltd.	94	1,971
CSL Ltd.	86	14,998
Endeavour Group Ltd.	265	688
Fortescue Ltd.	301	3,387
Goodman Group	305	6,714
GPT Group (The)	337	909
Insurance Australia Group Ltd.	419	2,191
Lottery Corp. Ltd. (The)	390	1,189
Macquarie Group Ltd.	64	8,816
Medibank Pvt Ltd.	490	1,149
Mineral Resources Ltd.	31	662
Mirvac Group	700	810
National Australia Bank Ltd.	545	12,496
Northern Star Resources Ltd.	205	1,947
Orica Ltd.	87	889
Origin Energy Ltd.	304	2,051
Pro Medicus Ltd.	10	1,576
Qantas Airways Ltd. (a)	134	743
QBE Insurance Group Ltd.	267	3,172
Ramsay Health Care Ltd.	32	687
REA Group Ltd.	9	1,349
Reece Ltd.	41	562
Rio Tinto Ltd.	66	4,778
Santos Ltd.	577	2,387
Scentre Group	917	1,942
SEEK Ltd.	64	886
SGH Ltd.	36	1,032
Sonic Healthcare Ltd.	81	1,351
South32 Ltd.	800	1,679
Stockland	422	1,253
Suncorp Group Ltd.	227	2,668
Telstra Group Ltd.	714	1,771
Transurban Group	550	4,550
Treasury Wine Estates Ltd.	144	1,011
Vicinity Ltd.	683	886
Washington H Soul Pattinson & Co. Ltd.	43	900
Wesfarmers Ltd.	201	8,899
Westpac Banking Corp.	610	12,179
WiseTech Global Ltd.	33	2,440
Woodside Energy Group Ltd.	336	5,209
Woolworths Group Ltd.	217	4,085

		205,087

SECURITY DESCRIPTION	SHARES		VALUE ($)

Austria — 0.3%
Erste Group Bank AG	200		12,382
OMV AG	76		2,960
Verbund AG	36		2,594

			17,936

Belgium — 0.6%
Ageas SA	96		4,654
Anheuser-Busch InBev SA	—	(h)	15
D’ieteren Group	—	(h)	1
Elia Group SA	16		1,199
Groupe Bruxelles Lambert NV	50		3,417
KBC Group NV	137		10,597
Lotus Bakeries NV	—	(h)	3,369
Sofina SA	9		2,105
Syensqo SA	20		1,440
UCB SA	53		10,457
Warehouses De Pauw CVA	—	(h)	1

			37,255

Canada — 0.4%
Agnico Eagle Mines Ltd.	6		464
Air Canada (a)	2		32
Alimentation Couche-Tard, Inc.	9		497
AltaGas Ltd.	4		82
ARC Resources Ltd.	7		126
Bank of Montreal	9		837
Bank of Nova Scotia (The)	15		785
Barrick Gold Corp.	21		321
BCE, Inc.	1		20
Brookfield Asset Management Ltd., Class A	4		227
Brookfield Corp.	16		929
Brookfield Renewable Corp.	2		44
CAE, Inc. (a)	4		96
Cameco Corp.	5		265
Canadian Apartment Properties REIT	1		29
Canadian Imperial Bank of Commerce	11		705
Canadian National Railway Co.	6		642
Canadian Natural Resources Ltd.	25		771
Canadian Pacific Kansas City Ltd.	11		798
Canadian Tire Corp. Ltd., Class A	1		65
Canadian Utilities Ltd., Class A	2		39
CCL Industries, Inc., Class B	2		91
Cenovus Energy, Inc.	16		245
CGI, Inc., Class A	2		264
Constellation Software, Inc.	—	(h)	736
Descartes Systems Group, Inc. (The) (a)	1		115
Dollarama, Inc.	3		324
Element Fleet Management Corp.	5		97
Emera, Inc.	3		128
Empire Co. Ltd., Class A	2		48
Enbridge, Inc.	26		1,092
Fairfax Financial Holdings Ltd.	—	(h)	339
First Quantum Minerals Ltd. (a)	8		108

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	11

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Canada — continued
FirstService Corp.	—	(h)	87
Fortis, Inc.	6		243
Franco-Nevada Corp.	2		268
George Weston Ltd.	1		108
GFL Environmental, Inc.	3		120
Gildan Activewear, Inc., Class A	2		79
Great-West Lifeco, Inc.	3		109
Hydro One Ltd. (e)	4		120
iA Financial Corp., Inc.	1		103
IGM Financial, Inc.	1		32
Imperial Oil Ltd.	2		134
Intact Financial Corp.	2		384
Ivanhoe Mines Ltd., Class A (a)	9		104
Keyera Corp.	3		83
Kinross Gold Corp.	14		134
Loblaw Cos. Ltd.	2		236
Lundin Mining Corp., Class Common S	8		66
Magna International, Inc.	3		135
Manulife Financial Corp.	21		639
MEG Energy Corp., Class Common S	3		52
Metro, Inc.	3		157
National Bank of Canada	4		367
Nutrien Ltd.	6		261
Onex Corp.	1		57
Open Text Corp.	3		89
Pan American Silver Corp.	4		87
Parkland Corp.	2		38
Pembina Pipeline Corp., Class Common S	7		253
Power Corp. of Canada	7		207
Quebecor, Inc., Class B	2		41
Restaurant Brands International, Inc.	4		237
Rogers Communications, Inc., Class B	4		130
Royal Bank of Canada	17		2,016
Saputo, Inc.	3		53
Shopify, Inc., Class A (a)	14		1,525
Stantec, Inc.	1		106
Sun Life Financial, Inc.	7		405
Suncor Energy, Inc.	15		532
TC Energy Corp.	12		571
Teck Resources Ltd., Class B	5		218
TELUS Corp.	6		79
TFI International, Inc.	1		128
Thomson Reuters Corp.	2		299
TMX Group Ltd.	3		101
Toromont Industries Ltd.	1		77
Toronto-Dominion Bank (The)	21		1,100
Tourmaline Oil Corp.	4		193
West Fraser Timber Co. Ltd.	1		55
Wheaton Precious Metals Corp.	5		302
WSP Global, Inc.	2		272

			24,553

Chile — 0.1%
Antofagasta plc	282		5,580

SECURITY DESCRIPTION	SHARES		VALUE ($)

China — 0.0% (g)
Silergy Corp.	60		736
Yangzijiang Shipbuilding Holdings Ltd.	461		1,007

			1,743

Denmark — 4.9%
AP Moller — Maersk A/S, Class A	1		2,322
AP Moller — Maersk A/S, Class B	2		4,043
Carlsberg A/S, Class B	—	(h)	3
Coloplast A/S, Class B	—	(h)	5
Danske Bank A/S	410		11,624
Demant A/S (a)	—	(h)	1
DSV A/S	106		22,492
Genmab A/S (a)	25		5,227
Novo Nordisk A/S, Class B	2,619		226,003
Novonesis (Novozymes) B, Class B	94		5,312
Orsted A/S (a) (e)	90		4,080
Pandora A/S	39		7,143
ROCKWOOL A/S, Class B	5		1,748
Tryg A/S	205		4,331
Vestas Wind Systems A/S (a)	527		7,235
Zealand Pharma A/S (a)	25		2,532

			304,101

Finland — 1.0%
Elisa OYJ	—	(h)	2
Fortum OYJ	237		3,319
Kesko OYJ, Class B	—	(h)	2
Kone OYJ, Class B	176		8,557
Metso OYJ	318		2,963
Neste OYJ	—	(h)	2
Nokia OYJ	2		8
Nordea Bank Abp	1,874		20,450
Orion OYJ, Class B	45		2,002
Sampo OYJ, Class A	294		12,006
Stora Enso OYJ, Class R	155		1,558
UPM-Kymmene OYJ	142		3,904
Wartsila OYJ Abp	260		4,613

			59,386

France — 13.3%
Accor SA	—	(h)	3
Aeroports de Paris SA	18		2,039
Air Liquide SA	154		25,003
Airbus SE	307		49,093
Alstom SA (a)	177		3,960
Amundi SA (e)	36		2,412
Arkema SA	15		1,132
AXA SA	1,052		37,427
BioMerieux	—	(h)	2
BNP Paribas SA	608		37,316
Bollore SE	—	(h)	1
Bouygues SA	97		2,877
Bureau Veritas SA	165		5,002
Capgemini SE	—	(h)	8

SEE NOTES TO FINANCIAL STATEMENTS.

12	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
France — continued
Carrefour SA	—	(h)	3
Cie de Saint-Gobain SA, Class A	234		20,791
Cie Generale des Etablissements Michelin SCA	—	(h)	7
Covivio SA	—	(h)	1
Credit Agricole SA	638		8,780
Danone SA	476		32,159
Dassault Aviation SA	10		2,043
Dassault Systemes SE	—	(h)	8
Edenred SE	147		4,825
Eiffage SA	38		3,304
Engie SA	966		15,316
EssilorLuxottica SA	—	(h)	24
Eurazeo SE	26		1,909
Gecina SA	—	(h)	1
Getlink SE	155		2,466
Hermes International SCA	15		36,183
Ipsen SA	16		1,783
Kering SA	35		8,755
Klepierre SA	—	(h)	2
La Francaise des Jeux SACA (e)	—	(h)	1
Legrand SA	135		13,158
L’Oreal SA	427		151,320
LVMH Moet Hennessy Louis Vuitton SE	131		86,157
Orange SA	1		6
Pernod Ricard SA	—	(h)	7
Publicis Groupe SA	—	(h)	8
Renault SA	104		5,069
Rexel SA	115		2,923
Safran SA	187		41,050
Sanofi SA	475		46,128
Sartorius Stedim Biotech	—	(h)	2
Schneider Electric SE	282		70,214
SEB SA	—	(h)	1
Societe Generale SA	430		12,073
Sodexo SA	—	(h)	2
Teleperformance SE	28		2,401
Thales SA	48		6,869
TotalEnergies SE	1,118		62,316
Unibail-Rodamco-Westfield	—	(h)	3
Veolia Environnement SA	372		10,432
Vinci SA	258		26,589

			841,364

Germany — 13.0%
adidas AG	77		18,973
Allianz SE (Registered)	233		71,526
BASF SE	237		10,411
Bayer AG (Registered)	408		8,154
Bayerische Motoren Werke AG	157		12,844
Bechtle AG	—	(h)	1
Beiersdorf AG	177		22,680
Brenntag SE	67		4,048
Carl Zeiss Meditec AG	—	(h)	1
Commerzbank AG	564		9,260
Continental AG	—	(h)	2

SECURITY DESCRIPTION	SHARES		VALUE ($)

Germany — continued
Covestro AG (a)	48		2,870
CTS Eventim AG & Co. KGaA	—	(h)	2
Daimler Truck Holding AG	255		9,764
Delivery Hero SE, Class A (a) (e)	—	(h)	2
Deutsche Bank AG (Registered)	1,126		19,427
Deutsche Boerse AG	112		25,768
Deutsche Lufthansa AG (Registered)	307		1,970
Deutsche Post AG	527		18,610
Deutsche Telekom AG (Registered)	1		34
E.ON SE	1,187		13,831
Evonik Industries AG	68		1,177
Fresenius Medical Care AG	—	(h)	3
Fresenius SE & Co. KGaA (a)	—	(h)	5
GEA Group AG	80		3,988
Hannover Rueck SE	36		8,984
Heidelberg Materials AG	36		4,488
Henkel AG & Co. KGaA	—	(h)	3
Infineon Technologies AG	66		2,142
KION Group AG	—	(h)	—	(h)
Knorr-Bremse AG	38		2,739
LEG Immobilien SE	—	(h)	2
Mercedes-Benz Group AG	406		22,616
Merck KGaA	54		7,815
MTU Aero Engines AG	28		9,276
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	79		40,094
Nemetschek SE	74		7,212
Puma SE	50		2,311
Rational AG	3		2,242
Rheinmetall AG	22		14,359
RWE AG	334		9,960
SAP SE	1,343		330,229
Scout24 SE (e)	—	(h)	2
Siemens AG (Registered)	392		76,478
Siemens Energy AG (a)	330		17,509
Siemens Healthineers AG (e)	—	(h)	5
Symrise AG, Class A	35		3,768
Talanx AG	38		3,244
Vonovia SE	—	(h)	7
Zalando SE (a) (e)	—	(h)	2

			820,838

Hong Kong — 1.1%
AIA Group Ltd.	1,942		13,946
BOC Hong Kong Holdings Ltd.	658		2,099
CK Asset Holdings Ltd.	341		1,392
CK Hutchison Holdings Ltd.	477		2,536
CK Infrastructure Holdings Ltd.	113		839
CLP Holdings Ltd.	292		2,449
Futu Holdings Ltd., ADR	10		801
Galaxy Entertainment Group Ltd.	391		1,646
Hang Seng Bank Ltd.	135		1,650
Henderson Land Development Co. Ltd.	260		788
HKT Trust & HKT Ltd.	676		835

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	13

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Hong Kong — continued
Hong Kong & China Gas Co. Ltd.	1,983		1,580
Hong Kong Exchanges & Clearing Ltd.	211		7,901
Hongkong Land Holdings Ltd.	197		876
Jardine Matheson Holdings Ltd.	28		1,163
Link REIT	455		1,913
MTR Corp. Ltd.	278		964
Power Assets Holdings Ltd.	246		1,710
Prudential plc	1,610		12,776
Sino Land Co. Ltd.	700		706
SITC International Holdings Co. Ltd.	243		644
Sun Hung Kai Properties Ltd.	258		2,455
Swire Pacific Ltd., Class A	73		660
Techtronic Industries Co. Ltd.	244		3,208
WH Group Ltd. (e)	1,482		1,142
Wharf Holdings Ltd. (The)	187		525
Wharf Real Estate Investment Co. Ltd.	299		761

			67,965

Ireland — 1.0%
AerCap Holdings NV	100		9,600
AIB Group plc	1,113		6,152
Bank of Ireland Group plc	600		5,475
DCC plc	51		3,246
Experian plc	474		20,383
James Hardie Industries plc, CHDI (a)	76		2,352
Kerry Group plc, Class A	113		10,886
Kingspan Group plc	80		5,825

			63,919

Italy — 3.6%
Amplifon SpA	—	(h)	1
Banco BPM SpA	769		6,225
Bio On Spa (a) (bb) (cc)	1		—
BPER Banca SPA	588		3,750
Davide Campari-Milano NV	—	(h)	1
DiaSorin SpA	—	(h)	1
Enel SpA	4,297		30,663
Eni SpA	1,192		16,300
Ferrari NV	68		29,135
FinecoBank Banca Fineco SpA	365		6,364
Generali	559		15,827
Infrastrutture Wireless Italiane SpA (e)	—	(h)	1
Intesa Sanpaolo SpA	8,689		34,850
Leonardo SpA	209		5,627
Mediobanca Banca di Credito Finanziario SpA	295		4,313
Moncler SpA	111		5,871
Nexi SpA (a) (e)	304		1,693
Poste Italiane SpA (e)	270		3,820
Prysmian SpA	145		9,270
Recordati Industria Chimica e Farmaceutica SpA	44		2,285
Snam SpA	1,071		4,747
Telecom Italia SpA (a)	3		1
Terna — Rete Elettrica Nazionale	754		5,961
UniCredit SpA	875		35,052
Unipol Gruppo SpA	233		2,912

			224,670

SECURITY DESCRIPTION	SHARES	VALUE ($)

Japan — 7.2%
Advantest Corp.	95	5,385
Aeon Co. Ltd.	80	1,882
AGC, Inc.	24	698
Aisin Corp.	65	731
Ajinomoto Co., Inc.	58	2,349
ANA Holdings, Inc.	20	356
Asahi Group Holdings Ltd.	178	1,863
Asahi Kasei Corp.	157	1,080
Asics Corp.	84	1,641
Astellas Pharma, Inc.	225	2,181
Bandai Namco Holdings, Inc.	73	1,743
Bridgestone Corp.	70	2,360
Brother Industries Ltd.	29	489
Canon, Inc.	116	3,752
Capcom Co. Ltd.	43	929
Central Japan Railway Co.	95	1,783
Chiba Bank Ltd. (The)	70	536
Chubu Electric Power Co., Inc.	80	842
Chugai Pharmaceutical Co. Ltd.	83	3,668
Concordia Financial Group Ltd.	132	724
Dai Nippon Printing Co. Ltd.	49	683
Daifuku Co. Ltd.	40	828
Dai-ichi Life Holdings, Inc.	112	2,990
Daiichi Sankyo Co. Ltd.	217	5,924
Daikin Industries Ltd.	33	3,804
Daito Trust Construction Co. Ltd.	7	816
Daiwa House Industry Co. Ltd.	73	2,241
Daiwa Securities Group, Inc.	166	1,097
Denso Corp.	234	3,232
Dentsu Group, Inc.	25	591
Disco Corp.	11	3,024
East Japan Railway Co.	113	2,000
Eisai Co. Ltd.	31	836
ENEOS Holdings, Inc.	336	1,760
FANUC Corp.	117	3,062
Fast Retailing Co. Ltd.	24	7,961
Fuji Electric Co. Ltd.	17	893
FUJIFILM Holdings Corp.	139	2,870
Fujikura Ltd.	31	1,257
Fujitsu Ltd.	205	3,601
Hankyu Hanshin Holdings, Inc.	28	727
Hikari Tsushin, Inc.	2	456
Hitachi Construction Machinery Co. Ltd.	13	288
Hitachi Ltd.	573	14,030
Honda Motor Co. Ltd.	555	5,280
Hoshizaki Corp.	13	527
Hoya Corp.	43	5,337
Hulic Co. Ltd.	57	499
Idemitsu Kosan Co. Ltd.	111	732
Inpex Corp.	108	1,358
Isuzu Motors Ltd.	71	959
ITOCHU Corp.	147	7,214
Japan Airlines Co. Ltd.	18	284
Japan Exchange Group, Inc.	122	1,351

SEE NOTES TO FINANCIAL STATEMENTS.

14	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Japan Post Bank Co. Ltd.	178	1,683
Japan Post Holdings Co. Ltd.	237	2,227
Japan Post Insurance Co. Ltd.	24	443
Japan Real Estate Investment Corp.	1	556
Japan Tobacco, Inc.	149	3,812
JFE Holdings, Inc.	72	812
Kajima Corp.	50	898
Kansai Electric Power Co., Inc. (The)	114	1,258
KAO Corp.	57	2,318
Kawasaki Kisen Kaisha Ltd.	46	649
KDDI Corp.	190	6,042
Keyence Corp.	24	9,755
Kikkoman Corp.	84	927
Kirin Holdings Co. Ltd.	96	1,240
Kobe Bussan Co. Ltd.	18	400
Kokusai Electric Corp.	20	257
Komatsu Ltd.	109	2,961
Konami Group Corp.	12	1,151
Kubota Corp.	116	1,341
Kyocera Corp.	158	1,565
Kyowa Kirin Co. Ltd.	30	453
Lasertec Corp.	10	919
LY Corp.	352	930
M3, Inc.	54	468
Makita Corp.	30	906
Marubeni Corp.	177	2,654
MatsukiyoCocokara & Co.	41	603
McDonald’s Holdings Co. Japan Ltd	11	432
MEIJI Holdings Co. Ltd.	29	598
MINEBEA MITSUMI, Inc.	44	710
Mitsubishi Chemical Group Corp.	167	841
Mitsubishi Corp.	413	6,756
Mitsubishi Electric Corp.	235	3,972
Mitsubishi Estate Co. Ltd.	133	1,843
Mitsubishi HC Capital, Inc.	109	716
Mitsubishi Heavy Industries Ltd.	396	5,523
Mitsubishi UFJ Financial Group, Inc.	1,372	16,020
Mitsui & Co. Ltd.	312	6,464
Mitsui Chemicals, Inc.	21	465
Mitsui Fudosan Co. Ltd.	329	2,627
Mitsui OSK Lines Ltd.	42	1,472
Mizuho Financial Group, Inc.	298	7,280
MonotaRO Co. Ltd.	32	537
MS&AD Insurance Group Holdings, Inc.	159	3,440
Murata Manufacturing Co. Ltd.	210	3,324
NEC Corp.	30	2,584
Nexon Co. Ltd.	41	607
NIDEC Corp.,	103	1,843
Nintendo Co. Ltd.	129	7,484
Nippon Building Fund, Inc.	1	736
Nippon Paint Holdings Co. Ltd.	118	760
Nippon Sanso Holdings Corp.	21	585
Nippon Steel Corp.	112	2,253
Nippon Telegraph & Telephone Corp.	3,692	3,688
Nippon Yusen KK	54	1,791

SECURITY DESCRIPTION	SHARES	VALUE ($)

Japan — continued
Nissan Motor Co. Ltd.	277	841
Nissin Foods Holdings Co. Ltd.	25	609
Nitori Holdings Co. Ltd.	10	1,161
Nitto Denko Corp.	87	1,453
Nomura Holdings, Inc.	370	2,144
Nomura Research Institute Ltd.	47	1,365
NTT Data Group Corp.	78	1,476
Obayashi Corp.	81	1,068
Obic Co. Ltd.	40	1,184
Olympus Corp.	146	2,183
Omron Corp.	22	734
Ono Pharmaceutical Co. Ltd.	46	482
Oracle Corp. Japan	5	459
Oriental Land Co. Ltd.	135	2,917
ORIX Corp.	143	3,076
Osaka Gas Co. Ltd.	45	978
Otsuka Corp.	28	649
Otsuka Holdings Co. Ltd.	55	3,014
Pan Pacific International Holdings Corp.	48	1,293
Panasonic Holdings Corp.	289	2,954
Rakuten Group, Inc. (a)	185	995
Recruit Holdings Co. Ltd.	173	12,053
Renesas Electronics Corp. (a)	209	2,642
Resona Holdings, Inc.	257	1,856
Ricoh Co. Ltd.	66	751
SBI Holdings, Inc.	34	841
SCREEN Holdings Co. Ltd.	10	590
SCSK Corp.	20	412
Secom Co. Ltd.	52	1,756
Seiko Epson Corp.	36	648
Sekisui Chemical Co. Ltd.	46	794
Sekisui House Ltd.	74	1,755
Seven & i Holdings Co. Ltd.	274	4,291
SG Holdings Co. Ltd.	40	379
Shimadzu Corp.	29	817
Shimano, Inc.	9	1,251
Shin-Etsu Chemical Co. Ltd.	223	7,335
Shionogi & Co. Ltd.	93	1,306
Shiseido Co. Ltd.	50	881
Shizuoka Financial Group, Inc.	53	429
SMC Corp.	7	2,757
SoftBank Corp.	3,536	4,464
SoftBank Group Corp.	118	6,749
Sompo Holdings, Inc.	111	2,863
Sony Group Corp.	771	16,258
Subaru Corp.	73	1,299
Sumitomo Corp.	135	2,924
Sumitomo Electric Industries Ltd.	88	1,571
Sumitomo Metal Mining Co. Ltd.	31	702
Sumitomo Mitsui Financial Group, Inc.	461	11,059
Sumitomo Mitsui Trust Group, Inc.	80	1,869
Sumitomo Realty & Development Co. Ltd.	39	1,200
Suntory Beverage & Food Ltd.	18	559
Suzuki Motor Corp.	193	2,167

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	15

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
Sysmex Corp.	62		1,131
T&D Holdings, Inc.	61		1,117
Taisei Corp.	21		859
Takeda Pharmaceutical Co. Ltd.	196		5,199
TDK Corp.	241		3,101
Terumo Corp.	166		3,209
TIS, Inc.	26		616
Toho Co. Ltd.	14		539
Tokio Marine Holdings, Inc.	232		8,333
Tokyo Electric Power Co. Holdings, Inc. (a)	189		565
Tokyo Electron Ltd.	55		8,328
Tokyo Gas Co. Ltd.	42		1,158
Tokyu Corp.	66		701
TOPPAN Holdings, Inc.	29		780
Toray Industries, Inc.	171		1,080
TOTO Ltd.	17		407
Toyota Industries Corp.	20		1,608
Toyota Motor Corp.	1,269		24,774
Toyota Tsusho Corp.	78		1,385
Trend Micro, Inc.	16		846
Unicharm Corp.	137		1,130
West Japan Railway Co.	54		956
Yakult Honsha Co. Ltd.	32		599
Yamaha Motor Co. Ltd.	114		1,003
Yaskawa Electric Corp.	28		722
Yokogawa Electric Corp.	29		610
Zensho Holdings Co. Ltd.	12		668
ZOZO, Inc.	17		520

			456,290

Luxembourg — 0.2%
ArcelorMittal SA	335		7,784
CVC Capital Partners plc (a) (e)	129		2,842
Eurofins Scientific SE	—	(h)	2
Tenaris SA	—	(h)	2

			10,630

Macau — 0.0% (g)
Sands China Ltd. (a)	432		1,149

Netherlands — 6.7%
ABN AMRO Bank NV, CVA (e)	275		4,241
Adyen NV (a) (e)	13		19,301
Aegon Ltd.	809		4,811
Akzo Nobel NV	45		2,727
Argenx SE (a)	—	(h)	12
ASM International NV	42		24,159
ASML Holding NV	356		249,051
ASR Nederland NV	95		4,518
BE Semiconductor Industries NV	69		9,402
Euronext NV (e)	47		5,246
EXOR NV	59		5,449
Ferrovial SE	245		10,301
Heineken Holding NV	—	(h)	3
Heineken NV	—	(h)	7

SECURITY DESCRIPTION	SHARES		VALUE ($)

Netherlands — continued
IMCD NV	29		4,384
ING Groep NV	1,973		30,916
JDE Peet’s NV	89		1,533
Koninklijke Ahold Delhaize NV	—	(h)	10
Koninklijke KPN NV	1		5
Koninklijke Philips NV	—	(h)	7
NN Group NV	162		7,051
Prosus NV (a)	—	(h)	18
QIAGEN NV (a)	—	(h)	3
Randstad NV	57		2,379
Stellantis NV	1,064		13,846
Universal Music Group NV	—	(h)	7
Wolters Kluwer NV	123		20,467

			419,854

New Zealand — 0.1%
Auckland International Airport Ltd.	296		1,441
Fisher & Paykel Healthcare Corp. Ltd.	104		2,231
Infratil Ltd.	164		1,157
Mercury NZ Ltd.	127		416
Meridian Energy Ltd.	229		756
Xero Ltd. (a)	26		2,688

			8,689

Norway — 0.8%
Aker BP ASA	—	(h)	2
DNB Bank ASA	530		10,572
Equinor ASA	434		10,300
Gjensidige Forsikring ASA	123		2,167
Kongsberg Gruppen ASA	46		5,170
Mowi ASA	343		5,880
Norsk Hydro ASA	1,001		5,509
Orkla ASA	514		4,449
Salmar ASA	49		2,349
Telenor ASA	—	(h)	2
Yara International ASA	45		1,187

			47,587

Poland — 0.0% (g)
InPost SA (a)	115		1,955

Portugal — 0.2%
EDP SA	1,675		5,357
Galp Energia SGPS SA	241		3,993
Jeronimo Martins SGPS SA	—	(h)	2

			9,352

Singapore — 0.7%
CapitaLand Ascendas REIT	669		1,256
CapitaLand Integrated Commercial Trust	1,033		1,457
CapitaLand Investment Ltd.	421		806
DBS Group Holdings Ltd.	354		11,348
Genting Singapore Ltd.	1,074		603
Grab Holdings Ltd., Class A (a)	377		1,781
Keppel Ltd.	260		1,301

SEE NOTES TO FINANCIAL STATEMENTS.

16	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Singapore — continued
Oversea-Chinese Banking Corp. Ltd.	601		7,339
Sea Ltd., ADR (a)	66		6,973
Sembcorp Industries Ltd.	162		656
Singapore Airlines Ltd.	265		1,250
Singapore Exchange Ltd.	137		1,273
Singapore Technologies Engineering Ltd.	280		955
Singapore Telecommunications Ltd.	1,321		2,975
United Overseas Bank Ltd.	224		5,956
Wilmar International Ltd.	346		785

			46,714

Spain — 2.7%
Acciona SA	13		1,469
ACS Actividades de Construccion y Servicios SA	92		4,586
Aena SME SA (e)	39		7,904
Amadeus IT Group SA	—	(h)	10
Banco Bilbao Vizcaya Argentaria SA	3,442		33,676
Banco de Sabadell SA	3,249		6,314
Banco Santander SA	9,253		42,807
CaixaBank SA	2,387		12,961
Cellnex Telecom SA (e)	—	(h)	5
EDP Renovaveis SA	163		1,690
Endesa SA	174		3,742
Grifols SA (a)	—	(h)	1
Iberdrola SA	3,211		44,247
Industria de Diseno Textil SA	—	(h)	18
Redeia Corp. SA	165		2,824
Repsol SA	610		7,426
Telefonica SA	1		5

			169,685

Sweden — 3.4%
AddTech AB, Class B	133		3,630
Alfa Laval AB	149		6,253
Assa Abloy AB, Class B	517		15,277
Atlas Copco AB, Class A	1,387		21,174
Atlas Copco AB, Class B	803		10,856
Beijer Ref AB, Class B	197		2,912
Boliden AB	195		5,495
Epiroc AB, Class A	343		5,975
Epiroc AB, Class B	200		3,123
EQT AB	220		6,082
Essity AB, Class B	—	(h)	6
Evolution AB (e)	—	(h)	4
Fastighets AB Balder, Class B (a)	—	(h)	2
Getinge AB, Class B	—	(h)	1
H & M Hennes & Mauritz AB, Class B	—	(h)	2
Hexagon AB, Class B	1		7
Holmen AB, Class B	20		739
Industrivarden AB, Class A	72		2,266
Industrivarden AB, Class C	95		2,992
Indutrade AB	140		3,512
Investment AB Latour, Class B	75		1,881
Investor AB, Class B	1,028		27,235

SECURITY DESCRIPTION	SHARES		VALUE ($)

Sweden — continued
L E Lundbergforetagen AB, Class B	46		2,079
Lifco AB, Class B	119		3,457
Nibe Industrier AB, Class B	776		3,031
Saab AB, Class B	166		3,511
Sagax AB, Class B	—	(h)	1
Sandvik AB	551		9,873
Securitas AB, Class B	256		3,161
Skandinaviska Enskilda Banken AB, Class A	943		12,919
Skanska AB, Class B	177		3,713
SKF AB, Class B	177		3,325
Spotify Technology SA (a)	—	(h)	22
Svenska Cellulosa AB SCA, Class B	161		2,046
Svenska Handelsbanken AB, Class A	868		8,962
Swedbank AB, Class A	505		9,969
Swedish Orphan Biovitrum AB (a)	—	(h)	2
Tele2 AB, Class B	—	(h)	2
Telefonaktiebolaget LM Ericsson, Class B	1		7
Telia Co. AB	1		2
Trelleborg AB, Class B	111		3,785
Volvo AB, Class A	99		2,411
Volvo AB, Class B	824		20,029

			211,731

Switzerland — 14.3%
ABB Ltd. (Registered)	816		44,056
Adecco Group AG (Registered)	86		2,127
Alcon AG	—	(h)	14
Avolta AG (a)	—	(h)	1
Bachem Holding AG, Class B	—	(h)	1
Baloise Holding AG (Registered)	26		4,659
Banque Cantonale Vaudoise (Registered)	18		1,672
Barry Callebaut AG (Registered)	5		6,135
BKW AG	11		1,869
Chocoladefabriken Lindt & Spruengli AG	1		14,143
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	15,165
Cie Financiere Richemont SA, Class A (Registered)	256		38,722
Clariant AG (Registered) (a)	57		636
Coca-Cola HBC AG (a)	480		16,399
DSM-Firmenich AG	49		5,000
EMS-Chemie Holding AG (Registered)	2		1,261
Galderma Group AG (a)	35		3,836
Geberit AG (Registered)	17		9,800
Givaudan SA (Registered)	2		10,736
Glencore plc (a)	7,407		32,623
Helvetia Holding AG (Registered)	22		3,618
Holcim AG (a)	139		13,349
Julius Baer Group Ltd.	123		7,960
Kuehne + Nagel International AG (Registered)	25		5,730

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	17

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Switzerland — continued
Logitech International SA (Registered)	—	(h)	4
Lonza Group AG (Registered)	—	(h)	14
Nestle SA (Registered)	3,383		277,574
Novartis AG (Registered)	819		79,728
Partners Group Holding AG	13		18,313
Roche Holding AG	305		85,594
Sandoz Group AG	170		6,974
Schindler Holding AG	21		5,901
Schindler Holding AG (Registered)	12		3,209
SGS SA (Registered)	78		7,856
SIG Group AG (a)	81		1,609
Sika AG (Registered)	41		9,676
Sonova Holding AG (Registered)	—	(h)	5
STMicroelectronics NV	34		860
Straumann Holding AG (Registered)	—	(h)	5
Swatch Group AG (The)	14		2,504
Swiss Life Holding AG (Registered)	17		13,177
Swiss Prime Site AG (Registered)	—	(h)	3
Swiss Re AG	179		25,952
Swisscom AG (Registered)	—	(h)	5
Temenos AG (Registered)	—	(h)	1
UBS Group AG (Registered)	1,954		59,821
VAT Group AG (e)	14		5,274
Zurich Insurance Group AG	87		51,712

			895,283

Taiwan — 2.7%
Alchip Technologies Ltd.	15		1,449
ASE Technology Holding Co. Ltd.	593		2,912
eMemory Technology, Inc.	12		1,226
Global Unichip Corp.	16		661
Globalwafers Co. Ltd.	48		558
Jentech Precision Industrial Co. Ltd.	16		742
MediaTek, Inc.	275		11,822
Nanya Technology Corp. (a)	223		199
Novatek Microelectronics Corp.	105		1,604
Realtek Semiconductor Corp.	89		1,538
Taiwan Semiconductor Manufacturing Co. Ltd.	4,464		145,080
United Microelectronics Corp.	2,023		2,635
Vanguard International Semiconductor Corp.	178		541

			170,967

United Arab Emirates — 0.0%
NMC Health plc (a) (bb) (cc)	16		—

United Kingdom — 16.4%
3i Group plc	581		25,876
Admiral Group plc	156		5,145
Anglo American plc	908		26,835
Ashtead Group plc	226		13,954
Associated British Foods plc	246		6,277
AstraZeneca plc	644		83,984
Auto Trader Group plc (e)	—	(h)	3
Aviva plc	1,599		9,370

SECURITY DESCRIPTION	SHARES		VALUE ($)

United Kingdom — continued
BAE Systems plc	1,558		22,353
Barclays plc	8,679		29,034
Barratt Redrow plc	—	(h)	2
Berkeley Group Holdings plc	—	(h)	2
BP plc	8,383		41,438
British American Tobacco plc	1		23
BT Group plc, Class A	2		4
Bunzl plc	174		7,145
Centrica plc	2		3
Coca-Cola Europacific Partners plc	—	(h)	5
Compass Group plc	1		18
Croda International plc	35		1,493
Diageo plc	4,914		156,141
Endeavour Mining plc	131		2,340
Entain plc	—	(h)	2
GSK plc	1,722		29,050
Haleon plc	3,677		17,336
Halma plc	—	(h)	4
Hargreaves Lansdown plc	210		2,884
Hikma Pharmaceuticals plc	69		1,712
HSBC Holdings plc	10,872		106,796
Imperial Brands plc	—	(h)	8
Informa plc	—	(h)	4
InterContinental Hotels Group plc	—	(h)	6
Intertek Group plc	83		4,896
J Sainsbury plc	1		2
JD Sports Fashion plc	1		1
Kingfisher plc	1		2
Land Securities Group plc	—	(h)	2
Legal & General Group plc	3,529		10,133
Lloyds Banking Group plc	36,629		25,015
London Stock Exchange Group plc	286		40,306
M&G plc	1,362		3,370
Marks & Spencer Group plc	1		3
Melrose Industries plc	661		4,570
Mondi plc	117		1,748
National Grid plc	2		19
NatWest Group plc	4,216		21,127
Next plc	—	(h)	5
Pearson plc	—	(h)	3
Persimmon plc	—	(h)	2
Phoenix Group Holdings plc	413		2,631
Reckitt Benckiser Group plc	—	(h)	14
RELX plc	961		43,539
Rentokil Initial plc	1,303		6,506
Rio Tinto plc	805		47,535
Rolls-Royce Holdings plc (a)	4,387		31,110
Sage Group plc (The)	—	(h)	5
Schroders plc	488		1,973
Segro plc	—	(h)	4
Severn Trent plc	—	(h)	3
Shell plc	3,216		100,235
Smith & Nephew plc	—	(h)	3
Smiths Group plc	177		3,798
Spirax Group plc	38		3,231
SSE plc	—	(h)	7

SEE NOTES TO FINANCIAL STATEMENTS.

18	SIX CIRCLES TRUST	DECEMBER 31, 2024

SECURITY DESCRIPTION	SHARES			VALUE ($)
Common Stocks — continued
United Kingdom — continued
Standard Chartered plc		1,255		15,449
Taylor Wimpey plc		1		2
Tesco plc		2		11
Unilever plc		1,186		67,396
United Utilities Group plc		—	(h)	3
Vodafone Group plc		7		6
Whitbread plc		—	(h)	2
Wise plc, Class A (a)		398		5,297
WPP plc		—	(h)	4

				1,029,215

United States — 0.0% (g)
RB Global, Inc.		2		196

Total Common Stocks (Cost $5,404,190)				6,153,694

Preferred Stocks — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG		30		2,272
Dr Ing hc F Porsche AG (e)		62		3,738
Henkel AG & Co. KGaA		—	(h)	4
Porsche Automobil Holding SE		83		3,125
Sartorius AG		—	(h)	2
Volkswagen AG		112		10,306

Total Preferred Stocks (Cost $22,533)				19,447

	NUMBER OF WARRANTS
Warrant — 0.0%
Canada — 0.0%
Constellation Software, Inc. (Canada), expiring 03/31/2040 (a) (bb) (cc) (Cost $ —)		—	(h)	—

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 1.4%
Time Deposits — 1.4%
Australia & New Zealand Banking Group Ltd., 3.68%, 01/02/2025		4,849		4,849
BNP Paribas SA,
(0.45%), 01/03/2025	CHF	3,918		4,317
0.90%, 01/02/2025	DKK	25,902		3,598
2.98%, 01/02/2025	AUD	3,828		2,369
Brown Brothers Harriman, 0.90%, 01/02/2025	DKK	42		6
1.12%, 01/02/2025	SGD	428		313
2.06%, 01/03/2025	NZD	26		15
2.35%, 01/02/2025	NOK	8,320		731
4.09%, 01/02/2025	HKD	3,996		514
CIBC,TORONTO, 3.68%, 01/02/2025		521		521

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Time Deposits — continued
Citibank NA, 1.71%, 01/02/2025	EUR	22,082	22,874
3.68%, 01/02/2025		3,138	3,138
Royal Bank of Canada, 2.05%, 01/02/2025	CAD	55	38
3.67%, 01/02/2025	GBP	6,952	8,704
3.68%, 01/02/2025		12,446	12,446
Skandinaviska Enskilda Banken AB, (0.93%), 01/02/2025	SEK	16,540	1,495
Sumitomo Mitsui Banking Corp., 0.01%, 01/06/2025	JPY	414,982	2,638
3.68%, 01/02/2025		5,847	5,847
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 01/02/2025		7,760	7,760

Total Time Deposits			82,173

Total Short-Term Investments (Cost $82,173)			82,173

Total Investments — 99.7% (Cost — $5,508,896)			6,255,314

Other Assets in Excess of Liabilities — 0.3%			21,253

NET ASSETS — 100.0%			$6,276,567

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	19

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of December 31, 2024:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
Euro STOXX 50 Index	563	03/2025	EUR	28,783	(318)
FTSE 100 Index	109	03/2025	GBP	11,161	2
FTSE Taiwan Index	12	01/2025	USD	926	(7)
Micro EURO STOXX 50 Index	39	03/2025	EUR	199	(2)
MSCI Singapore Index	27	01/2025	SGD	740	(2)
OMX Copenhagen 25 Index	42	01/2025	DKK	1,049	(10)
S&P Toronto Stock Exchange 60 Index	1	03/2025	CAD	51	— (h)
SPI 200 Index	12	03/2025	AUD	1,530	(17)
STOXX Europe 600 Index	137	03/2025	EUR	3,631	(44)
TOPIX Index	27	03/2025	JPY	4,737	45

Total unrealized appreciation (depreciation)					(353)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2024

ADR	— American Depository Receipt
CHDI	— Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	— Dutch Certification
OYJ	— Public Limited Company
REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Summary of Investments by Industry, December 31, 2024

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	13.2%

Pharmaceuticals	9.9%

Semiconductors	7.6%

Insurance	6.5%

Food	6.3%

Software	5.6%

Cosmetics/Personal Care	4.2%

Oil & Gas	4.2%

Aerospace/Defense	3.1%

Commercial Services	2.9%

Beverages	2.9%

Auto Manufacturers	2.7%

Mining	2.5%

Electric	2.5%

Apparel	2.5%

Diversified Financial Services	1.9%

Miscellaneous Manufacturers	1.6%

Chemicals	1.5%

Electrical Components & Equipment	1.4%

Retail	1.3%

Building Materials	1.3%

Electronics	1.3%

Transportation	1.2%

Machinery — Diversified	1.2%

Engineering & Construction	1.1%

Machinery — Construction & Mining	1.1%

Others (Each less than 1.0%)	7.1%

Short-Term Investments	1.4%

SEE NOTES TO FINANCIAL STATEMENTS.

20	SIX CIRCLES TRUST	DECEMBER 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

(Amounts in thousands)

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
ASSETS:
Investments in non-affiliates, at value	$19,045,000
Foreign currency, at value	—	(a)
Deposits at broker for futures contracts	2,763
Prepaid expenses	27
Receivables:
Investment securities sold	1
Fund shares sold	17,661
Interest and dividends from non-affiliates	10,527
Tax reclaims	10

Total Assets	19,075,989

LIABILITIES:
Payables:
Due to custodian — cash	19
Investment securities purchased	39,405
Fund shares redeemed	3,189
Variation margin on futures contracts	122
Accrued liabilities:
Investment advisory fees	657
Administration fees	99
Custodian and accounting fees	210
Trustees’ fees	4
Registration and filing fees	425
Other	221

Total Liabilities	44,351

Commitments and contingent liabilities*	—

Net Assets	$19,031,638

NET ASSETS:
Paid-in capital	$14,582,941
Total distributable earnings (loss)	4,448,697

Total Net Assets	$19,031,638

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	919,084
Net Asset Value, offering and redemption price per share (b):	$20.71
Cost of investments in non-affiliates	$14,050,636
Cost of foreign currency	—	(a)

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	21

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024 (continued)

(Amounts in thousands)

Six Circles Managed Equity Portfolio International Unconstrained Fund
ASSETS:
Investments in non-affiliates, at value	$6,255,314
Foreign currency, at value	779
Deposits at broker for futures contracts	3,548
Receivables:
Investment securities sold	8
Fund shares sold	5,512
Interest and dividends from non-affiliates	2,033
Tax reclaims	21,892
Variation margin on futures contracts	80

Total Assets	6,289,166

LIABILITIES:
Payables:
Due to custodian — cash	33
Investment securities purchased	9,754
Fund shares redeemed	1,716
Accrued liabilities:
Investment advisory fees	273
Administration fees	98
Custodian and accounting fees	460
Trustees’ fees	5
Registration and filing fees	127
Other	133

Total Liabilities	12,599

Commitments and contingent liabilities*	—

Net Assets	$6,276,567

NET ASSETS:
Paid-in capital	$5,867,759
Total distributable earnings (loss)	408,808

Total Net Assets	$6,276,567

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	487,450
Net Asset Value, offering and redemption price per share (a):	$12.88
Cost of investments in non-affiliates	$5,508,896
Cost of foreign currency	779

*	See Note 3.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

22	SIX CIRCLES TRUST	DECEMBER 31, 2024

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

(Amounts in thousands)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$5,048
Dividend income from non-affiliates	196,560
Foreign taxes withheld	(882)

Total investment income	200,726

EXPENSES:
Investment advisory fees	37,824
Administration fees	397
Custodian and accounting fees	847
Professional fees	199
Trustees’ fees	285
Printing and mailing costs	138
Registration and filing fees	647
Transfer agency fees	26
Interest expense	37
Other	347

Total expenses	40,747

Less advisory fees waived	(31,791)

Net expenses	8,956

Net investment income (loss)	191,770

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	105,192
Futures contracts	18,372
Foreign currency transactions	(40)

Net realized gain (loss)	123,524

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	2,813,321
Futures contracts	(2,043)
Foreign currency translations	(8)

Change in net unrealized appreciation (depreciation)	2,811,270

Net realized/unrealized gains (losses)	2,934,794

Change in net assets resulting from operations	$3,126,564

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	23

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024 (continued)

(Amounts in thousands)

Six Circles Managed Equity Portfolio International Unconstrained Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$2,192
Dividend income from non-affiliates	185,604
Foreign taxes withheld	(18,688)
Other Income	6

Total investment income	169,114

EXPENSES:
Investment advisory fees	14,949
Administration fees	383
Custodian and accounting fees	1,906
Professional fees	128
Trustees’ fees	127
Printing and mailing costs	61
Registration and filing fees	245
Transfer agency fees	26
Interest expense	86
Other	202

Total expenses	18,113

Less advisory fees waived	(11,962)

Net expenses	6,151

Net investment income (loss)	162,963

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(91,211)
Futures contracts	6,295
Foreign currency transactions	(2,807)
Forward foreign currency exchange contracts	304

Net realized gain (loss)	(87,419)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	6,430
Futures contracts	(375)
Foreign currency translations	(1,754)
Forward foreign currency exchange contracts	18

Change in net unrealized appreciation (depreciation)	4,319

Net realized/unrealized gains (losses)	(83,100)

Change in net assets resulting from operations	$79,863

SEE NOTES TO FINANCIAL STATEMENTS.

24	SIX CIRCLES TRUST	DECEMBER 31, 2024

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS INDICATED

(Amounts in thousands)

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$191,770	$117,913
Net realized gain (loss)	123,524	(151,386)
Change in net unrealized appreciation (depreciation)	2,811,270	2,049,266

Change in net assets resulting from operations	3,126,564	2,015,793

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(191,282)	(116,174)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	5,919,920	2,075,795

NET ASSETS:
Change in net assets	8,855,202	3,975,414
Beginning of year	10,176,436	6,201,022

End of year	$19,031,638	$10,176,436

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$6,874,857	$3,148,212
Distributions reinvested	190,586	115,902
Cost of shares redeemed	(1,145,523)	(1,188,319)

Total change in net assets resulting from capital transactions	$5,919,920	$2,075,795

SHARE TRANSACTIONS:
Issued	360,557	208,518
Reinvested	8,927	7,003
Redeemed	(58,381)	(80,124)

Change in Shares	311,103	135,397

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	25

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS INDICATED (continued)

(Amounts in thousands)

	Six Circles Managed Equity Portfolio International Unconstrained Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$162,963	$104,423
Net realized gain (loss)	(87,419)	45,870
Change in net unrealized appreciation (depreciation)	4,319	554,070

Change in net assets resulting from operations	79,863	704,363

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(181,887)	(106,662)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,536,304	1,052,919

NET ASSETS:
Change in net assets	1,434,280	1,650,620
Beginning of year	4,842,287	3,191,667

End of year	$6,276,567	$4,842,287

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,202,227	$1,550,854
Distributions reinvested	181,220	106,479
Cost of shares redeemed	(847,143)	(604,414)

Total change in net assets resulting from capital transactions	$1,536,304	$1,052,919

SHARE TRANSACTIONS:
Issued	161,289	125,609
Reinvested	13,615	8,364
Redeemed	(62,575)	(49,014)

Change in Shares	112,329	84,959

SEE NOTES TO FINANCIAL STATEMENTS.

26	SIX CIRCLES TRUST	DECEMBER 31, 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

DECEMBER 31, 2024	SIX CIRCLES TRUST	27

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of year	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Year Ended December 31, 2024	$16.74	$0.25	$3.93	$4.18	$(0.21)	$—	$(0.21)
Year Ended December 31, 2023	13.12	0.22	3.59	3.81	(0.19)	—	(0.19)
Year Ended December 31, 2022	16.70	0.20	(3.58)	(3.38)	(0.18)	(0.02)	(0.20)
Year Ended December 31, 2021	13.74	0.19	3.46	3.65	(0.15)	(0.54)	(0.69)
Year Ended December 31, 2020	11.00	0.21	2.99	3.20	(0.20)	(0.26)	(0.46)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

28	SIX CIRCLES TRUST	DECEMBER 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of year	Total return (b)	Net assets, end of year (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$20.71	24.94%	$19,031,638	0.06%	1.27%	0.27%	24.36%
16.74	29.09	10,176,436	0.06	1.48	0.27	32.74
13.12	(20.26)	6,201,022	0.07	1.38	0.28	49.13
16.70	26.68	5,113,135	0.07	1.19	0.28	26.74
13.74	29.09	2,081,512	0.09	1.79	0.30	54.88

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	29

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations				Distributions
	Net asset value, beginning of year	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Managed Equity Portfolio International Unconstrained Fund
Year Ended December 31, 2024	$12.91	$0.37		$(0.02)	$0.35	$(0.38)	$—	$(0.38)
Year Ended December 31, 2023	11.00	0.32		1.88	2.20	(0.29)	—	(0.29)
Year Ended December 31, 2022	12.95	0.34		(1.96)	(1.62)	(0.33)	—	(0.33)
Year Ended December 31, 2021	11.03	0.34	(e)	1.83	2.17	(0.25)	—	(0.25)
Year Ended December 31, 2020	10.28	0.21		0.74	0.95	(0.20)	—	(0.20)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Includes interest expense, which was 0.006% for the year ended December 31, 2022.
(e)	Includes income recognized from non-cash dividends which amounted to $0.02 per share and 0.134% of average net assets for the year ended December 31, 2021
(f)	Includes interest expense, which was 0.009% for the year ended December 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

30	SIX CIRCLES TRUST	DECEMBER 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of year	Total return (b)	Net assets, end of year (000’s)	Net expenses, with interest expense (c)		Net expenses, without interest expense	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate

$12.88	2.62%	$6,276,567	0.10	%(c)	0.10%	2.73%		0.30%	26.38%
12.91	20.05	4,842,287	0.11	(c)	0.11	2.62		0.31	42.84
11.00	(12.54)	3,191,667	0.14	(d)	0.13	3.08		0.34	81.90
12.95	19.76	2,990,488	0.12	(f)	0.11	2.70	(e)	0.32	32.44
11.03	9.25	1,388,623	0.20		0.19	2.22		0.40	91.56

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2024	SIX CIRCLES TRUST	31

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024

1. Organization

Six Circles Trust (the “Trust”) was formed on November 8, 2017, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 8, 2017, as amended and restated June 12, 2018, and further amended to add fund series on September 21, 2018, November 19, 2019, April 13, 2020 and March 20, 2024, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund are two separate series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report. The Funds are classified as “non-diversified” funds. Each Fund currently offers one class of shares. The Funds commenced operations on April 10, 2019.

The investment objective of each of the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund is to provide capital appreciation.

J.P. Morgan Private Investments Inc. (“JPMPI”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged a Sub-Adviser to manage the assets of the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the Adviser as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the 1940 Act. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally, foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

32	SIX CIRCLES TRUST	DECEMBER 31, 2024

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Exchange-traded futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Basic Materials	$227,752	$—	$—		$227,752
Communications	3,538,519	—	—		3,538,519
Consumer Cyclical	1,767,565	—	—		1,767,565
Consumer Non-cyclical	2,726,031	—	—		2,726,031
Energy	728,589	—	—		728,589
Financial	1,932,417	—	—		1,932,417
Industrial	1,256,861	—	—		1,256,861
Technology	6,339,861	—	—		6,339,861
Utilities	456,441	—	—		456,441

Total Common Stocks	18,974,036	—	—		18,974,036

Warrant
Technology	—	—	—	(a)	—	(a)
Short-Term Investments
Time Deposits	—	70,964	—		70,964

Total Investments in Securities	$18,974,036	$70,964	$—		$19,045,000

Appreciation in Other Financial Instruments
Future contracts	$13	$—	$—		$13

Depreciation in Other Financial Instruments
Futures contracts	$(434)	$—	$—		$(434)

(a)	Amount rounds to less than $500.

DECEMBER 31, 2024	SIX CIRCLES TRUST	33

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024 (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$205,087	$—		$205,087
Austria	2,594	15,342	—		17,936
Belgium	—	37,255	—		37,255
Canada	24,553	—	—		24,553
Chile	—	5,580	—		5,580
China	—	1,743	—		1,743
Denmark	—	304,101	—		304,101
Finland	5,323	54,063	—		59,386
France	2	841,362	—		841,364
Germany	75,609	745,229	—		820,838
Hong Kong	801	67,164	—		67,965
Ireland	9,600	54,319	—		63,919
Italy	—	224,670	—		224,670
Japan	1,334	454,956	—		456,290
Luxembourg	—	10,630	—		10,630
Macau	—	1,149	—		1,149
Netherlands	28	419,826	—		419,854
New Zealand	2,197	6,492	—		8,689
Norway	2,167	45,420	—		47,587
Poland	—	1,955	—		1,955
Portugal	2	9,350	—		9,352
Singapore	8,754	37,960	—		46,714
Spain	—	169,685	—		169,685
Sweden	32	211,699	—		211,731
Switzerland	3,836	891,447	—		895,283
Taiwan	—	170,967	—		170,967
United Arab Emirates	—	—	—		—
United Kingdom	5	1,029,210	—		1,029,215
United States	196	—	—		196

Total Common Stocks	137,033	6,016,661	—		6,153,694

Preferred Stocks
Germany	—	19,447	—		19,447
Warrant
Canada	—	—	—	(a)	—	(a)
Short-Term Investments
Time Deposits	—	82,173	—		82,173

Total Investments in Securities	$137,033	$6,118,281	$—		$6,255,314

Appreciation in Other Financial Instruments
Futures contracts	$47	$—	$—		$47

Depreciation in Other Financial Instruments
Futures contracts	$(400)	$—	$—		$(400)

(a)	Amount rounds to less than $500.

There were no significant transfers into or out of level 3 for the year ended December 31, 2024 for the Funds.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

34	SIX CIRCLES TRUST	DECEMBER 31, 2024

As of December 31, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A or Regulation S under the Securities Act.

C. Derivatives — The Funds used derivative instruments including futures, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Fund.

Note C(1) — C(2) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the

DECEMBER 31, 2024	SIX CIRCLES TRUST	35

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024 (continued)

contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts. As of December 31, 2024, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

(3) Summary of Derivatives Information

The following tables present the value of derivatives held as of December 31, 2024 by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$13

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(434)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles Managed Equity Portfolio International Unconstrained Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$47

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(400)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the effect of derivatives on the Statements of Operations for the period ended December 31, 2024, by primary underlying risk exposure (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$18,372

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(2,043)

Six Circles Managed Equity Portfolio International Unconstrained Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$6,295	$—	$6,295
Foreign exchange contracts	—	304	304

Total	$6,295	$304	$6,599

36	SIX CIRCLES TRUST	DECEMBER 31, 2024

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$(375)	$—	$(375)
Foreign exchange contracts	—	18	18

Total	$(375)	$18	$(357)

Derivatives Volume

The table below discloses the volume of the Funds’ futures contracts and forward foreign currency exchange contracts activity during the year ended December 31, 2024 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivative Information for derivative-related gains and losses associated with volume activity (amounts in thousands).

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Six Circles Managed Equity Portfolio International Unconstrained Fund
Futures Contracts:	$72,292	$61,164
Average Notional Amount Long	—	24,022	(a)
Average Notional Amount Short
Forward Foreign Currency Exchange:
Average Principal Amount Purchased	—	90,555	(b)
Average Principal Amount Sold	—	102,740	(c)

(a)	Positions were open for 1 month during the year.
(b)	Positions were open for 3 months during the year.
(c)	Positions were open for 2 months during the year.

D. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within the Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency. Currency gains or losses may be realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/ depreciation on foreign currency translations on the Statements of Operations.

E. Security Transactions, Investment Income and Expense Allocation — Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date or corporate action date at fair value. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

The Funds are charged for those expenses of the Trust that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

F. Segment Reporting — During the reporting period, the Funds adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of this new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.

The Chief Operating Decision Maker (CODM) is identified as the Fund management team, which comprises the Chief Investment Officer team, the named portfolio managers of the Adviser, and the officers of the Trust, including the Principal Executive Officer and the Principal Financial Officer.

DECEMBER 31, 2024	SIX CIRCLES TRUST	37

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024 (continued)

Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The CODM utilizes performance indicators such as profit, loss, income, expenses, and performance returns. These operating measures are reflected in the financial reporting, including, but not limited to, the Statement of Assets and Liabilities, the Statement of Operations, and the Financial Highlights. These reports are among the many inputs used by the CODM to assess performance and make strategic decisions.

G. Federal Income Tax — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies. Each Fund intends to distribute to shareholders, substantially all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open periods, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At December 31, 2024, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

H. Foreign Tax — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

I. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are generally declared and paid according to the following schedule:

Fund Name	Net Investment Income	Net Realized Capital Gains
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Annual	Annual
Six Circles Managed Equity Portfolio International Unconstrained Fund	Annual	Annual

Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid-in capital.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fees — The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Adviser generally manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the supervision of the Funds’ Board of Trustees. For the services provided to the Funds, the Adviser is entitled to a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund.

The Adviser selects and oversees professional money managers (the “Sub-Advisers”) who are responsible for investing the assets of the Funds under sub-advisory agreements (the “Sub-Advisory Agreements”). Pursuant to each respective Sub-Advisory Agreement, the Adviser agrees to pay each Sub-Adviser a sub-advisory fee from its investment advisory fees. BlackRock Investment Management, LLC (“BlackRock”) currently serves as the Sub-Adviser to the Funds. The Sub-Adviser is paid a management fee by the Adviser pursuant to their individually negotiated Sub-Advisory Agreement.

The Adviser engaged Russell Investments Implementation Services, LLC (“Russell”) to provide stand-by interim sub-advisory services, as well as transition management services, for each Fund, to be utilized as needed in certain transitional circumstances involving a Fund Sub-Adviser. Russell is paid a minimum per fund annual flat fee and/or a monthly fee equal to a percentage of daily net assets to the extent assets are allocated to Russell as interim Sub-Adviser. During the reporting period, the Funds have not allocated assets to Russell.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3F and reflected on the Statement of Operations.

B. Administration and Accounting Fees — Pursuant to an Administrative Agency Agreement, Brown Brothers Harriman & Co. (the “Administrator”) provides certain administration and fund accounting services to the Funds.

C. Distribution Fees — Pursuant to a Distribution Agreement, Foreside Fund Services, LLC (the “Distributor”), will serve as the Funds’ principal underwriter and acts as the agent of the Funds in connection with the continuous offering of shares of each Fund. The Distributor and its officers

38	SIX CIRCLES TRUST	DECEMBER 31, 2024

have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor does not receive compensation from the Funds, but instead is compensated by the Adviser for certain distribution-related expenses.

D. Custodian — Pursuant to a Custodian Agreement, Brown Brothers Harriman & Co. serves as the custodian (the “Custodian”) for each of the Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

E. Transfer Agent — Pursuant to a Transfer Agency and Service Agreement, DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as each Fund’s transfer and dividend disbursing agent. The Transfer Agent is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

F. Waivers and Reimbursements — The Adviser has contractually agreed through at least April 30, 2025, to waive any management fees that exceed the aggregate management fees the Adviser is contractually required to pay the Fund’s Sub-Adviser. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. Such waivers are not subject to reimbursement by the Fund. The Adviser has also contractually agreed through at least April 30, 2025, to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following percentages of the average daily net assets of each Fund (the “Expense Cap”):

Fund	Expense Cap
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	0.45%
Six Circles Managed Equity Portfolio International Unconstrained Fund	0.50%

An expense reimbursement by the Fund’s Adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the Adviser. Repayment must be limited to amounts that would not cause the Fund’s operating expenses (taking into account any reimbursements or waiver by the Adviser and repayments by the Fund) to exceed the Expense Cap in effect at the time of the reimbursement by the Adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through April 30, 2025, at which time the Adviser and/or its affiliates will determine whether to renew or revise it.

For the year ended December 31, 2024, there were no amounts reimbursed by the Adviser, nor were there amounts available for potential future recoupment by the Adviser.

G. Cross Trades — The Funds may participate in purchase and sale transactions with other Six Circles Funds. These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security.

During the year ended December 31, 2024, the aggregate value of purchase and sale cross trades with other Six Circles Funds were as follows (amounts in thousands):

Fund Name	Purchases	Sales	Realized gain/loss
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$27,054	$8,972	$(337)
Six Circles Managed Equity Portfolio International Unconstrained Fund	320	631	(39)

4. Investment Transactions

During the year ended December 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$9,612,823	$3,636,327	$—	$—
Six Circles Managed Equity Portfolio International Unconstrained Fund	3,029,837	1,543,950	—	—

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Since the Funds are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in a Funds’ shares being more sensitive to economic results among those issuing the securities.

The Six Circles Managed Equity Portfolio International Unconstrained Fund invests in foreign issuers and foreign securities (including depositary receipts) which are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and

DECEMBER 31, 2024	SIX CIRCLES TRUST	39

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024 (continued)

disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell securities.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Additionally, investors may have substantial difficulties bringing legal actions to enforce or protect investors’ rights, which can increase the risks of loss.

Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, a Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

The Six Circles Managed Equity Portfolio International Unconstrained Fund performance may be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union.

As of December 31, 2024, the Six Circles Managed Equity Portfolio International Unconstrained Fund had non-U.S. country allocations representing greater than 10% of Net Assets allocated as follows:

France	Germany	Switzerland	United Kingdom
13.3%	13.3%	14.3%	16.4%

As of December 31, 2024, a significant portion of the Six Circles Managed Equity Portfolio International Unconstrained Fund net assets consisted of securities that were denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Overnight bank deposits of foreign currency can result in negative interest rates based on monetary policies in that respective country. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of a Fund. Although a Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. A Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful, including due to delays in placing trades and other operational limitations, and the use of such strategies may lower a Fund’s potential returns.

The Fund’s may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/ or under unfavorable conditions, can increase the volatility of a Fund’s net asset value (“NAV”) per share. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other gov-

40	SIX CIRCLES TRUST	DECEMBER 31, 2024

ernmental trade or market control programs, and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which a Fund invests. The effects that any future pandemic or other global event can have upon public health and business and market conditions may have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate preexisting political, social and economic risks to a Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental response impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

The Funds may also invest in shares of other investment companies and Exchange Traded Funds (ETFs). ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks many of which are designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company or ETF when a Fund invests in shares of another investment company or ETF. A Fund is subject to the risks associated with the ETF’s or investment company’s investments. ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their net asset value (also known as a discount). Certain ETFs or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

The Funds may be subject to risks associated with investments in derivatives, including futures, options, swaps and forward contracts, which may be riskier than other types of investments and may increase the volatility of a Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed a Fund’s original investment. The Funds may be more volatile than if a Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of a Fund’s portfolio securities. Certain derivatives expose a Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, a Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose a Fund to risks of mispricing or improper valuation. Derivatives also can expose a Fund to derivative liquidity risk, which includes the risks involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of a Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error. Derivatives also subject a Fund to liquidity risk because the liquidity of derivatives is often based on the liquidity of the underlying instruments. In addition, the possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose a Fund to losses and could make derivatives more difficult for a Fund to value accurately.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

The Six Circles Managed Equity Portfolio U.S. Unconstrained Fund may invest in companies in the healthcare sector which may be subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market. Several legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years and it is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.

The Six Circles Managed Equity Portfolio U.S. Unconstrained Fund may invest in technology companies which may face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

DECEMBER 31, 2024	SIX CIRCLES TRUST	41

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024 (continued)

The Six Circles Managed Equity Portfolio International Unconstrained Fund may invest in financial services companies that are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

The London Interbank Offering Rate (“LIBOR”) was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of a Fund’s investments may have transitioned from LIBOR or will transition from LIBOR in the future. The transition from LIBOR to alternative reference rates may result in operational issues for a Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on a Fund and its investments.

6. Income Taxes and Distributions to Shareholders

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary differences and permanent reclassifications have no effect on net assets. For the fiscal year ended December 31, 2024, the Funds made permanent book-to-tax reclassifications primarily related to investments in passive foreign investment companies (“PFICs”), real estate investment trusts (“REITs”), foreign currency gain/loss, and taxable overdistributions.

For the fiscal year ended December 31, 2024, the Funds made the following reclassifications between total distributable earnings and paid-in capital (amounts in thousands):

	Total Distributable Earnings/(Loss)	Paid-in Capital
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$6	$(6)
Six Circles Managed Equity Portfolio International Unconstrained Fund	285	(285)

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2024 were as follows (amounts in thousands):

	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$14,507,009	$5,296,311	$(758,741)	$4,537,570
Six Circles Managed Equity Portfolio International Unconstrained Fund	5,693,605	1,185,802	(624,446)	561,356

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in mark-to-market of futures contracts, real estate investment trusts (“REITs”), straddle loss deferrals, wash sale loss deferrals, and mark-to-market investments in passive foreign investment companies (“PFICs”).

42	SIX CIRCLES TRUST	DECEMBER 31, 2024

The tax character of distributions paid during the year ended December 31, 2024 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Tax Return of Capital	Total Distributions Paid
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$191,282	$—	$—	$—	$191,282
Six Circles Managed Equity Portfolio International Unconstrained Fund	181,887	—	—	—	181,887

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended December 31, 2023 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Tax Return of Capital	Total Distributions Paid
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$116,174	$—	$—	$—	$116,174
Six Circles Managed Equity Portfolio International Unconstrained Fund	106,662	—	—	—	106,662

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of December 31, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Other Book/Tax Temporary Differences	Unrealized Appreciation (Depreciation)
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$747	$(89,620)	$—	$4,537,570
Six Circles Managed Equity Portfolio International Unconstrained Fund	—	(148,932)	(2,979)	560,719

For the Funds, the cumulative timing differences primarily consist of capital loss carryforwards, mark-to-market futures contracts, REITS, straddle loss deferrals, mark-to-market investments in PFICs, wash sale loss deferrals, and specified late-year loss deferrals.

As of December 31, 2024, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$—	$89,620
Six Circles Managed Equity Portfolio International Unconstrained Fund	47,198	101,734

During the year ended December 31, 2024, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$156,595	$50,984
Six Circles Managed Equity Portfolio International Unconstrained Fund	31,742	—

Specified ordinary losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2024, the Funds deferred to January 1, 2025 the following specified ordinary losses (amounts in thousands):

Specified Ordinary Loss
Six Circles Managed Equity Portfolio International Unconstrained Fund	$2,979

7. Ownership Concentration

As of December 31, 2024, Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund each had one affiliated omnibus account for the benefit of its clients which owned approximately 99% of its outstanding shares.

8. New Accounting Pronouncement

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of

DECEMBER 31, 2024	SIX CIRCLES TRUST	43

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2024 (continued)

the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The Funds evaluated the impact of this ASU and concluded that “ contractual restrictions” are not considered when measuring the fair value of the securities; therefore, these amendments did not have any impact on the Funds’ financial statements.

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and was effective from March 12, 2020 through December 31, 2024. The use of the ‘optional exceptions’ for the transition from LIBOR and other interbank offered rates did not have a material impact on the Funds’ financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that require disclosure.

44	SIX CIRCLES TRUST	DECEMBER 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Six Circles Trust and Shareholders of Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund (two of the funds constituting Six Circles Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 26, 2025

We have served as the auditor of one or more investment companies in the Six Circles Trust complex since 2018.

DECEMBER 31, 2024	SIX CIRCLES TRUST	45

TAX INFORMATION

(Unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2024:

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Six Circles Managed Equity Portfolio International Unconstrained Fund
Record Date	12/12/2024	12/12/2024
Payable Date	12/16/2024	12/16/2024
Ordinary Income:
Qualified Dividend Income for Individuals	94.76%	85.21%
Dividends Qualifying for the Dividends Received
Deduction for Corporations	89.43%	—
Foreign Source Income	—	100.00%
Foreign Tax Paid Per Share	—	0.039110
Interest from Tax-Exempt Obligations	—	—
Interest from Federal Obligations	—	—
Long-Term Capital Gain Dividend	—	—

46	SIX CIRCLES TRUST	DECEMBER 31, 2024

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

APPROVAL OF AMENDMENT TO INTERIM SUB-ADVISORY AGREEMENT WITH RUSSELL INVESTMENTS IMPLEMENTATION SERVICES, LLC

The Board of Trustees (the “Board” or the “Trustees”) of the Six Circles Trust (the “Trust”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended, the “1940 Act”) of J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”), Russell Investments Implementation Services, LLC (“RIIS”) or their affiliates (the “Independent Trustees”) met on September 10, 2024 (the “Meeting”) to consider and approve the proposed amendment (the “Amendment”) to the Interim Sub-Advisory Agreement between JPMPI and RIIS (the “Interim Sub-Advisory Agreement”) for stand-by interim sub-advisory services to be provided, when needed in certain transitional circumstances involving a sub-adviser to one of the Funds (as defined below), by RIIS to the Six Circles U.S. Unconstrained Equity Fund, the Six Circles International Unconstrained Equity Fund, the Six Circles Tax Aware Ultra Short Duration Fund, the Six Circles Ultra Short Duration Fund, the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund, the Six Circles Managed Equity Portfolio International Unconstrained Fund, the Six Circles Global Bond Fund, the Six Circles Tax Aware Bond Fund and the Six Circles Credit Opportunities Fund (collectively the “Funds”). The purpose of the Amendment was solely to implement a minimum annual flat fee per Fund payable to RIIS by JPMPI out of the advisory fees JPMPI receives from the Funds. At the Meeting, the Board, including the Independent Trustees, unanimously (except for Mr. Klingert who abstained due to his former employment with RIIS) approved the Amendment.

The Board’s conclusions as to the approval of the Amendment were based on a comprehensive consideration of all information provided to the Trustees, including the information provided by JPMPI and RIIS during the Meeting. The Board noted the small amount of the annual minimum flat fee per Fund under the Amendment and considered the Adviser’s views that the Interim Sub-Advisory Agreement is beneficial to the Funds by ensuring that RIIS would be available to the Funds in the event of a transition involving another sub-adviser to the Funds. It was also noted that no other amendments were being made to the Interim Sub-Advisory Agreement and that the Board had recently approved the annual continuation of the Interim Sub-Advisory Agreement in June 2024, including based on consideration of (i) the nature, extent and quality of services provided by RIIS, (ii) the investment performance of RIIS, (iii) fees and total expenses, (iv) RIIS’s costs, level of profits and economies of scale, and (v) ancillary benefits received by RIIS or its affiliates as a result of RIIS’s relationship with the Funds. In light of the small amount of the annual minimum flat fee per Fund, the Amendment did not alter the Board’s prior considerations and conclusions in June 2024 with respect to the Interim Sub-Advisory Agreement, which are described in the Funds’ most recent semi-annual shareholder report.

DECEMBER 31, 2024	SIX CIRCLES TRUST	47

Feb 2019

FACTS	WHAT DOES SIX CIRCLES TRUST* DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we may collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number

◾  account balances and transaction history

◾  investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Six Circles Trust, chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Six Circles Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

*

Six Circles Trust and its fund series do not currently, nor are they expected to, collect personal non-public information from individuals, since holdings are held on the books of each fund on an omnibus basis by financial intermediaries. To the extent Six Circles Trust does get access to personal information through its affiliates or otherwise, this statement would apply.

Questions?	Call 212-464-2070 to speak with a Managed Solutions & Strategies Investor Relations representative. We accept operator relay calls.

Who we are
Who is providing this notice?	Six Circles Trust

What we do
How does Six Circles Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We only authorize our personnel to access information about you when they need it to do their work for us. We require companies working for us to protect your information.
How does Six Circles Trust collect my personal information?

We may collect your personal information, for example, when you

◾  open an account or make a wire transfer

◾  direct us to buy securities or direct us to sell your securities

◾  provide your account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

◾  Our affiliates include companies with the Chase or J.P. Morgan name including J.P. Morgan Private Investments Inc., our investment adviser.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ We do not share with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ We don’t jointly market

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.

Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.

The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature.

A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co. 2024. All rights reserved. December 31, 2024.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in and/or disagreements with Accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

The aggregate renumeration paid to all Trustees is included within the financial statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of the Investment Advisory Contracts is included within the financial statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s period covered by this report, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Six Circles Trust

By:	(Signature and Title)

/s/ Mary Savino
Mary Savino
Title:	President - Principal Executive Officer
Date:	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Mary Savino
Mary Savino
Title:	President - Principal Executive Officer
Date:	March 7, 2025

By:	(Signature and Title)

/s/ Gregory McNeil
Gregory McNeil
Title:	Treasurer - Principal Financial Officer

Date:	March 7, 2025